UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 033-89560
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 43	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08666
Amendment No. 75	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-7

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2021

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2021 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America All American AnnuitySM
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-7
The date of this prospectus is May 1, 2021.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2021), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 66. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a website (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
All American Annuity (issued before 5/1/00)
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
1

•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares
•	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
•	Invesco - Invesco V.I. American Franchise Fund: Series II Shares
•	Invesco - Invesco V.I. Comstock Fund: Series II Shares
•	Invesco - Invesco V.I. Core Equity Fund: Series II Shares
•	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II
•	Invesco - Invesco V.I. Global Fund: Series II
•	Invesco - Invesco V.I. Global Strategic Income Fund: Series II
•	Invesco - Invesco V.I. International Growth Fund: Series II Shares
•	Invesco - Invesco V.I. Main Street Fund: Series II
•	Invesco Oppenheimer V.I. International Growth Fund: Series II
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	VanEck VIP Trust - Global Resources Fund: Class S
•	VanEck VIP Trust - Global Resources Fund: Initial Class
All American Annuity (issued between 5/1/00 and 2/14/02)
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	BNY Mellon Stock Index Fund, Inc.: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares
•	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares
2

•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
•	Invesco - Invesco V.I. American Franchise Fund: Series II Shares
•	Invesco - Invesco V.I. Comstock Fund: Series II Shares
•	Invesco - Invesco V.I. Core Equity Fund: Series II Shares
•	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II
•	Invesco - Invesco V.I. Global Fund: Series II
•	Invesco - Invesco V.I. Global Strategic Income Fund: Series II
•	Invesco - Invesco V.I. International Growth Fund: Series II Shares
•	Invesco - Invesco V.I. Main Street Fund: Series II
•	Invesco Oppenheimer V.I. International Growth Fund: Series II
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB
•	VanEck VIP Trust - Global Resources Fund: Class S
•	VanEck VIP Trust - Global Resources Fund: Initial Class
All American Annuity (issued on or after 2/15/02)
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	BNY Mellon Stock Index Fund, Inc.: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares
3

•	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares
•	Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Invesco - Invesco V.I. American Franchise Fund: Series II Shares
•	Invesco - Invesco V.I. Comstock Fund: Series II Shares
•	Invesco - Invesco V.I. Core Equity Fund: Series II Shares
•	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II
•	Invesco - Invesco V.I. Global Fund: Series II
•	Invesco - Invesco V.I. Global Strategic Income Fund: Series II
•	Invesco - Invesco V.I. International Growth Fund: Series II Shares
•	Invesco - Invesco V.I. Main Street Fund: Series II
•	Invesco - Invesco V.I. Main Street Small Cap Fund: Series II
•	Invesco Oppenheimer V.I. International Growth Fund: Series II
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
4

•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB
•	VanEck VIP Trust - Global Resources Fund: Class S
•	VanEck VIP Trust - Global Resources Fund: Initial Class
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
5

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
6

Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-7, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
7

8

Table of Contents (continued)
9

Table of Contents (continued)
10

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. Some states or governmental entities charge premium tax on purchase payments. Nationwide will deduct an amount equal to the premium tax charged by an applicable governmental entity, which currently ranges between 0% and 3.5% of purchase payments.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule.
Loan Processing Fee	$25 [2]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [3]
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)[4]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option	0.25% [5]
Total Variable Account Charges (including this option only)	1.20%
Five Year CDSC Option	0.15% [6]
Total Variable Account Charges (including this option only)	1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [7]
Total Variable Account Charges (including this option only)	1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.10%
Optional Death Benefits (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[8] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
Total Variable Account Charges (including this option only)	1.10%
One-Year Step Up Death Benefit Option[9] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[10] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
Total Variable Account Charges (including this option only)	1.15%
5% Enhanced Death Benefit Option[11] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Total Variable Account Charges (including this option only)	1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.40%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.25%
Extra Value Option	0.45% [12]
Total Variable Account Charges (including this option only)	1.40%
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Recurring Contract Expenses
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.

Beneficiary Protector Option[13]	0.40%
Total Variable Account Charges (including this option only)	1.35%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50% [14]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.65%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[4]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options.
[5]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-only Contracts.
[6]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
[7]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[8]	This option may not be elected with another death benefit option.
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[9]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[10]	This option may not be elected with another death benefit option.
[11]	This option may be elected alone or along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[12]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[13]	This option may be elected at any time.
[14]	Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2020, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.49%	1.43%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.65%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.43%)	$1,233	$2,095	$2,949	$5,255	*	$1,595	$2,649	$5,255	$533	$1,595	$2,649	$5,255
Minimum Total Underlying Mutual Fund Operating Expenses (0.49%)	$1,135	$1,813	$2,502	$4,477	*	$1,313	$2,202	$4,477	$435	$1,313	$2,202	$4,477
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
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Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000.The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide
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accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five Year CDSC Option	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Reduced Purchase Payment Option
A Reduced Purchase Payment Option is available at the time of application. If an applicant elects this option, Nationwide will reduce the minimum initial purchase payment requirement to $1,000 and subsequent purchase payment requirement to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets. This option is not available for contracts issued as Investment-Only Contracts.
Optional Death Benefits
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
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In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70 or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
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Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 3.5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
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Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-7 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on July 22, 1994 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
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In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
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Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
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Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
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Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws (see Appendix C: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).
•	There is no death benefit payable on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or contract value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.
A beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the contract as the sole contract owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
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Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to
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provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
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Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.50% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
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An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2020, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its
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affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
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The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC Option is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
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Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. This option must be elected at the time of application. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization, unless the Contract Owner terminates the option as described below. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Optional Death Benefits
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
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One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is
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calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
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CDSC Options
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
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This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one of the Guaranteed Minimum Income Benefit Options at the time of application. Once elected, the Guaranteed Minimum Income Benefit Options are irrevocable. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. The charges associated with these options are calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial professional regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
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(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. This option may be elected at the time of application or after the contract has been issued, and the option is irrevocable. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a charge of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
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How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant’s 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
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(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Note: The Capital Preservation Plus Option was not available before May 1, 2003.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
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•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
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Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. Joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
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Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
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Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
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(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
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Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
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Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
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For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter. See, however, the Other Restrictions provision.
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Managers of Multiple Contracts
Some investment financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
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Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
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Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
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The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
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Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
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*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.
Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time. Following is an example of how principal and collateral interest, and finance interest accrue over time after a total default of a $50,000 loan.
After default, the first time interest is calculated:
1A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;

6.25%	x	$50,000	=	$3,125
(total interest rate)		(outstanding principal)		($2,000 =collateral interest $1,125 = finance interest)
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1B.	The amount from 1A representing collateral interest is added to the outstanding principal;

$2,000	+	$50,000	=	$52,000
(collateral interest)		(outstanding principal)		(outstanding principal and collateral interest)
1C.	The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and

$1,125
(outstanding finance interest)
1D.	The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.

$52,000	+	$1,125	=	$53,125
(outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
Thereafter, when interest is calculated:
2A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;

6.25%	x	$52,000	=	$3,250
(total interest rate)		(1A outstanding principal and collateral interest)		($2,080 = collateral interest $1,170 = finance interest)
2B.	The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;

$2,080	+	$52,000	=	$54,080
(collateral interest)		(1A outstanding principal and collateral interest)		(outstanding principal and collateral interest)
2C.	The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest ;

6.25%	x	$1,125	=	$70.31
(total interest rate)		(outstanding finance interest)		(finance interest)

$70.31	+	$1,125	=	$1,195.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2D.	The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;

$1,170	+	$1,195.31	=	$2,365.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
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2E.	The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.

$54,080	+	$2,365.31	=	$56,445.31
(total outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal	$50,000
Outstanding Collateral Interest	$ 40,047
Outstanding Finance Interest	$34,091
Total Outstanding Principal and Interest	$124,138
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
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Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
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Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
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The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
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Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is
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calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
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Spousal Protection Feature
The One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
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Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
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Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
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(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.95% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
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(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant’s 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant’s 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
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Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
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•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the
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Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08666
Securities Act of 1933 Registration File No. 033-89560
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
All American Annuity (issued before 5/1/00)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares
Investment Advisor:	Federated Global Investment Management Corp.
Sub-advisor:	Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania
Investment Objective:	To achieve high current income and moderate capital appreciation.
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Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Maximize total return.
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return.
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR UK, FMR HK, and FMR Japan
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	As high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	Geode Capital Management, LLC
Investment Objective:	Total return.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term growth of capital.
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Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Effective May 1, 2015 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Comstock Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco - Invesco V.I. Core Equity Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (formerly, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. Global Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco - Invesco V.I. International Growth Fund: Series II Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Main Street Fund: Series II (formerly, Invesco Oppenheimer V.I. Main Street Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
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Invesco Oppenheimer V.I. International Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
70

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
71

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
VanEck VIP Trust - Global Resources Fund: Class S (formerly, VanEck VIP Trust - Global Hard Assets Fund: Class S)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
VanEck VIP Trust - Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Hard Assets Fund: Initial Class)
Effective May 1, 2012 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
72

All American Annuity (issued between 5/1/00 and 2/14/02)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
BNY Mellon Stock Index Fund, Inc.: Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares
Investment Advisor:	Federated Global Investment Management Corp.
Sub-advisor:	Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania
Investment Objective:	To achieve high current income and moderate capital appreciation.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Maximize total return.
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return.
73

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	As high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	Geode Capital Management, LLC
Investment Objective:	Total return.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
74

Invesco - Invesco V.I. American Franchise Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Comstock Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco - Invesco V.I. Core Equity Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (formerly, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. Global Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco - Invesco V.I. International Growth Fund: Series II Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Main Street Fund: Series II (formerly, Invesco Oppenheimer V.I. Main Street Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. International Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
75

MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
76

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
77

Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (formerly, Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB)
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
VanEck VIP Trust - Global Resources Fund: Class S (formerly, VanEck VIP Trust - Global Hard Assets Fund: Class S)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
VanEck VIP Trust - Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Hard Assets Fund: Initial Class)
Effective May 1, 2012 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
78

All American Annuity (issued on or after 2/15/02)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
BNY Mellon Stock Index Fund, Inc.: Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Sub-advisor:	Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania
Investment Objective:	To achieve high current income and moderate capital appreciation.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
79

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Comstock Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco - Invesco V.I. Core Equity Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
80

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (formerly, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. Global Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco - Invesco V.I. International Growth Fund: Series II Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Main Street Fund: Series II (formerly, Invesco Oppenheimer V.I. Main Street Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (formerly, Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco Oppenheimer V.I. International Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
81

MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
82

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective October 16, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
83

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
84

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 11, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc. and Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
85

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
86

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before November 19, 2016
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (formerly, Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB)
This underlying mutual fund is only available in contracts for which good order applications were received before May 12, 2017
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
VanEck VIP Trust - Global Resources Fund: Class S (formerly, VanEck VIP Trust - Global Hard Assets Fund: Class S)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
VanEck VIP Trust - Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Hard Assets Fund: Initial Class)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
87

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2020 (the maximum Variable Account charge of 3.65%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2020; therefore, no Condensed Financial Information is available:
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	29.616884	30.060917	1.50%	13,674
2019	24.189509	29.616884	22.44%	15,736
2018	25.938885	24.189509	-6.74%	17,962
2017	22.080622	25.938885	17.47%	19,220
2016	20.070015	22.080622	10.02%	22,367
2015	19.977495	20.070015	0.46%	25,889
2014	18.454605	19.977495	8.25%	32,794
2013	13.842950	18.454605	33.31%	40,057
2012	11.920416	13.842950	16.13%	43,828
2011	11.345789	11.920416	5.06%	57,420
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	18.942863	19.177755	1.24%	3,198
2019	16.375215	18.942863	15.68%	3,408
2018	21.465378	16.375215	-23.71%	3,499
2017	17.323425	21.465378	23.91%	5,341
2016	17.629860	17.323425	-1.74%	5,433
2015	17.381505	17.629860	1.43%	5,494
2014	18.760245	17.381505	-7.35%	6,158
2013	15.432453	18.760245	21.56%	6,296
2012	13.644113	15.432453	13.11%	10,147
2011	17.098319	13.644113	-20.20%	12,575
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	35.749229	47.855219	33.86%	5,467
2019	26.861392	35.749229	33.09%	5,151
2018	26.504815	26.861392	1.35%	6,462
2017	20.321787	26.504815	30.43%	8,435
2016	20.044250	20.321787	1.38%	10,938
2015	18.254958	20.044250	9.80%	10,081
2014	16.189452	18.254958	12.76%	11,376
2013	11.930527	16.189452	35.70%	15,041
2012	10.372853	11.930527	15.02%	22,104
2011	10.826450	10.372853	-4.67%	28,478
88

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	40.654432	41.497740	2.07%	14,709
2019	34.231529	40.654432	18.76%	15,266
2018	40.802556	34.231529	-16.10%	16,462
2017	36.502315	40.802556	11.78%	18,998
2016	29.530209	36.502315	23.61%	21,019
2015	31.613490	29.530209	-6.59%	24,754
2014	29.295867	31.613490	7.91%	27,990
2013	21.489258	29.295867	36.33%	35,119
2012	18.313487	21.489258	17.34%	39,999
2011	20.233263	18.313487	-9.49%	43,615
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.973520	22.685102	19.56%	9,538
2019	16.267208	18.973520	16.64%	9,801
2018	17.770901	16.267208	-8.46%	11,559
2017	15.778010	17.770901	12.63%	15,486
2016	15.345042	15.778010	2.82%	32,485
2015	15.648868	15.345042	-1.94%	39,080
2014	15.499469	15.648868	0.96%	25,690
2013	13.676520	15.499469	13.33%	30,616
2012	12.556505	13.676520	8.92%	38,118
2011	13.155568	12.556505	-4.55%	81,063
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.586558	14.513312	6.82%	1,984
2019	11.444519	13.586558	18.72%	1,902
2018	13.704544	11.444519	-16.49%	2,983
2017	12.026760	13.704544	13.95%	2,977
2016	10.539602	12.026760	14.11%	2,970
2015	10.915333	10.539602	-3.44%	2,970
2014*	10.000000	10.915333	9.15%	1,445
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	39.038765	45.517215	16.59%	14,487
2019	30.122549	39.038765	29.60%	15,517
2018	31.964767	30.122549	-5.76%	16,926
2017	26.623155	31.964767	20.06%	22,010
2016	24.118434	26.623155	10.39%	22,387
2015	24.140113	24.118434	-0.09%	26,724
2014	21.547983	24.140113	12.03%	33,694
2013	16.517640	21.547983	30.45%	36,956
2012	14.441674	16.517640	14.37%	27,913
2011	14.347420	14.441674	0.66%	54,594
89

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.307642	11.424148	1.03%	1,981
2019	10.661394	11.307642	6.06%	2,467
2018	10.773465	10.661394	-1.04%	2,199
2017	10.514550	10.773465	2.46%	1,439
2016	9.743482	10.514550	7.91%	1,841
2015	9.935516	9.743482	-1.93%	635
2014*	10.000000	9.935516	-0.64%	0
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	29.316604	30.623367	4.46%	14,352
2019	25.933644	29.316604	13.04%	16,035
2018	27.113812	25.933644	-4.35%	16,861
2017	25.687352	27.113812	5.55%	17,590
2016	22.643332	25.687352	13.44%	20,227
2015	23.500268	22.643332	-3.65%	22,479
2014	23.164936	23.500268	1.45%	23,411
2013	21.912579	23.164936	5.72%	29,843
2012	19.354396	21.912579	13.22%	49,076
2011	18.622881	19.354396	3.93%	65,016
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.768651	10.741739	-0.25%	15,313
2019	9.066341	10.768651	18.78%	15,982
2018*	10.000000	9.066341	-9.34%	17,535
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	17.591092	18.793481	6.84%	20,926
2019	16.268164	17.591092	8.13%	21,770
2018	16.554747	16.268164	-1.73%	25,136
2017	16.109122	16.554747	2.77%	24,012
2016	15.708421	16.109122	2.55%	25,922
2015	15.929078	15.708421	-1.39%	28,926
2014	15.536102	15.929078	2.53%	37,030
2013	15.568264	15.536102	-0.21%	49,423
2012	14.361317	15.568264	8.40%	69,076
2011	14.215737	14.361317	1.02%	110,228
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ
2020	23.704192	27.506724	16.04%	8,254
2019	19.511024	23.704192	21.49%	8,722
2018	21.355045	19.511024	-8.64%	10,664
2017	18.163386	21.355045	17.57%	11,922
2016	17.917373	18.163386	1.37%	13,967
2015	18.094618	17.917373	-0.98%	15,816
2014	17.274800	18.094618	4.75%	19,555
2013	14.255956	17.274800	21.18%	26,038
2012	12.479183	14.255956	14.24%	35,334
2011	13.440622	12.479183	-7.15%	43,346
90

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ
2020	17.938632	20.779931	15.84%	10,755
2019	14.784831	17.938632	21.33%	14,508
2018	16.204645	14.784831	-8.76%	14,749
2017	13.806645	16.204645	17.37%	15,000
2016	13.641866	13.806645	1.21%	16,476
2015	13.798188	13.641866	-1.13%	16,808
2014	13.197593	13.798188	4.55%	17,277
2013	10.913573	13.197593	20.93%	17,981
2012	9.571829	10.913573	14.02%	18,404
2011	10.330835	9.571829	-7.35%	20,514
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2020	24.752055	28.130302	13.65%	16,160
2019	21.148941	24.752055	17.04%	17,421
2018	22.581008	21.148941	-6.34%	19,488
2017	20.007795	22.581008	12.86%	22,688
2016	19.609046	20.007795	2.03%	28,092
2015	19.792078	19.609046	-0.92%	30,126
2014	18.906928	19.792078	4.68%	33,071
2013	16.522035	18.906928	14.43%	35,817
2012	14.837240	16.522035	11.36%	44,955
2011	15.393047	14.837240	-3.61%	56,131
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	19.666907	22.311597	13.45%	12,205
2019	16.824968	19.666907	16.89%	18,065
2018	17.997703	16.824968	-6.52%	19,737
2017	15.974497	17.997703	12.67%	22,926
2016	15.681996	15.974497	1.87%	23,362
2015	15.841940	15.681996	-1.01%	23,498
2014	15.154548	15.841940	4.54%	23,645
2013	13.265126	15.154548	14.24%	27,668
2012	11.932641	13.265126	11.17%	28,042
2011	12.395911	11.932641	-3.74%	28,701
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2020	30.866859	37.398536	21.16%	32,655
2019	25.070400	30.866859	23.12%	37,447
2018	26.440809	25.070400	-5.18%	41,053
2017	22.963134	26.440809	15.14%	46,809
2016	21.634252	22.963134	6.14%	50,949
2015	21.731456	21.634252	-0.45%	59,666
2014	19.928857	21.731456	9.05%	68,241
2013	16.836928	19.928857	18.36%	79,511
2012	14.787659	16.836928	13.86%	94,876
2011	15.515456	14.787659	-4.69%	117,927
91

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	25.997207	31.448003	20.97%	8,433
2019	21.146936	25.997207	22.94%	9,371
2018	22.343133	21.146936	-5.35%	10,019
2017	19.426100	22.343133	15.02%	10,509
2016	18.332498	19.426100	5.97%	13,204
2015	18.441867	18.332498	-0.59%	16,122
2014	16.923246	18.441867	8.97%	16,984
2013	14.323585	16.923246	18.15%	18,788
2012	12.594695	14.323585	13.73%	28,380
2011	13.221071	12.594695	-4.74%	32,391
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2020	24.750400	32.722504	32.21%	9,449
2019	19.227606	24.750400	28.72%	9,450
2018	20.428800	19.227606	-5.88%	9,692
2017	16.664613	20.428800	22.59%	9,932
2016	16.372718	16.664613	1.78%	10,332
2015	16.340684	16.372718	0.20%	10,628
2014	14.877955	16.340684	9.83%	11,602
2013	10.853827	14.877955	37.08%	12,666
2012	8.937704	10.853827	21.44%	14,269
2011	9.272186	8.937704	-3.61%	14,721
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	24.016210	31.719489	32.08%	17,146
2019	18.676734	24.016210	28.59%	19,974
2018	19.884529	18.676734	-6.07%	21,021
2017	16.254599	19.884529	22.33%	21,459
2016	15.984997	16.254599	1.69%	24,904
2015	15.974659	15.984997	0.06%	29,974
2014	14.574323	15.974659	9.61%	28,716
2013	10.642837	14.574323	36.94%	40,062
2012	8.789653	10.642837	21.08%	35,107
2011	9.126397	8.789653	-3.69%	33,175
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	31.266362	32.996489	5.53%	97,218
2019	24.791920	31.266362	26.12%	102,734
2018	27.326548	24.791920	-9.28%	116,677
2017	24.456413	27.326548	11.74%	145,284
2016	20.941271	24.456413	16.79%	157,581
2015	22.043383	20.941271	-5.00%	180,843
2014	20.483652	22.043383	7.61%	198,752
2013	16.154794	20.483652	26.80%	222,110
2012	13.917919	16.154794	16.07%	241,216
2011	13.931478	13.917919	-0.10%	286,532
92

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	27.189664	28.665924	5.43%	96,437
2019	21.596328	27.189664	25.90%	108,634
2018	23.839916	21.596328	-9.41%	119,009
2017	21.365232	23.839916	11.58%	137,096
2016	18.324488	21.365232	16.59%	149,097
2015	19.319041	18.324488	-5.15%	169,397
2014	17.979729	19.319041	7.45%	184,094
2013	14.200513	17.979729	26.61%	207,610
2012	12.248111	14.200513	15.94%	254,194
2011	12.284886	12.248111	-0.30%	312,828
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2020	12.797010	12.715995	-0.63%	54,293
2019	12.663494	12.797010	1.05%	37,942
2018	12.578593	12.663494	0.67%	74,120
2017	12.613190	12.578593	-0.27%	53,020
2016	12.707864	12.613190	-0.75%	53,601
2015	12.826137	12.707864	-0.92%	77,095
2014	12.947862	12.826137	-0.94%	83,968
2013	13.068246	12.947862	-0.92%	134,173
2012	13.176009	13.068246	-0.82%	212,963
2011	13.287525	13.176009	-0.84%	214,691
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2020	33.808962	36.078254	6.71%	70,663
2019	26.268049	33.808962	28.71%	72,561
2018	29.168349	26.268049	-9.94%	79,049
2017	25.217730	29.168349	15.67%	89,015
2016	21.957846	25.217730	14.85%	101,786
2015	22.702121	21.957846	-3.28%	115,543
2014	20.763266	22.702121	9.34%	137,050
2013	15.706880	20.763266	32.19%	147,278
2012	13.393309	15.706880	17.27%	165,999
2011	13.311898	13.393309	0.61%	198,075
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	25.263430	26.923707	6.57%	53,298
2019	19.668172	25.263430	28.45%	60,368
2018	21.868068	19.668172	-10.06%	71,606
2017	18.932284	21.868068	15.51%	71,867
2016	16.504230	18.932284	14.71%	74,524
2015	17.096503	16.504230	-3.46%	86,120
2014	15.658959	17.096503	9.18%	87,508
2013	11.864351	15.658959	31.98%	98,262
2012	10.129951	11.864351	17.12%	106,592
2011	10.089802	10.129951	0.40%	120,881
93

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	42.388552	60.354801	42.38%	119,886
2019	31.892675	42.388552	32.91%	126,776
2018	32.289167	31.892675	-1.23%	140,386
2017	24.146170	32.289167	33.72%	157,561
2016	24.204389	24.146170	-0.24%	171,805
2015	22.826653	24.204389	6.04%	196,447
2014	20.726647	22.826653	10.13%	220,706
2013	15.363312	20.726647	34.91%	249,210
2012	13.541366	15.363312	13.45%	255,955
2011	13.651692	13.541366	-0.81%	304,027
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	21.968884	31.236805	42.19%	120,232
2019	16.554831	21.968884	32.70%	139,235
2018	16.787049	16.554831	-1.38%	157,576
2017	12.570888	16.787049	33.54%	180,398
2016	12.621707	12.570888	-0.40%	201,616
2015	11.919782	12.621707	5.89%	220,277
2014	10.840267	11.919782	9.96%	237,864
2013	8.047184	10.840267	34.71%	262,587
2012	7.101719	8.047184	13.31%	297,616
2011	7.172026	7.101719	-0.98%	371,501
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	19.043958	19.362703	1.67%	62,747
2019	16.730445	19.043958	13.83%	66,358
2018	17.522697	16.730445	-4.52%	73,392
2017	16.522038	17.522697	6.06%	81,208
2016	14.584042	16.522038	13.29%	101,680
2015	15.298493	14.584042	-4.67%	120,202
2014	15.281017	15.298493	0.11%	120,068
2013	14.571681	15.281017	4.87%	134,863
2012	12.882932	14.571681	13.11%	145,390
2011	12.514908	12.882932	2.94%	172,288
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	19.697164	19.982853	1.45%	23,575
2019	17.327043	19.697164	13.68%	25,536
2018	18.152508	17.327043	-4.55%	30,315
2017	17.141129	18.152508	5.90%	45,360
2016	15.157441	17.141129	13.09%	51,417
2015	15.918166	15.157441	-4.78%	55,864
2014	15.926815	15.918166	-0.05%	45,996
2013	15.212745	15.926815	4.69%	51,696
2012	13.476208	15.212745	12.89%	75,221
2011	13.117755	13.476208	2.73%	86,023
94

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2020	38.233953	44.778134	17.12%	145,966
2019	29.387451	38.233953	30.10%	156,089
2018	31.066204	29.387451	-5.40%	169,014
2017	25.768208	31.066204	20.56%	196,295
2016	23.256520	25.768208	10.80%	225,548
2015	23.170406	23.256520	0.37%	239,146
2014	20.597463	23.170406	12.49%	250,538
2013	15.724759	20.597463	30.99%	283,010
2012	13.696126	15.724759	14.81%	386,201
2011	13.550928	13.696126	1.07%	472,511
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2020	23.785267	25.772593	8.36%	76,421
2019	21.896772	23.785267	8.62%	79,556
2018	22.225865	21.896772	-1.48%	83,413
2017	21.530579	22.225865	3.23%	85,813
2016	20.752550	21.530579	3.75%	92,331
2015	21.077045	20.752550	-1.54%	109,480
2014	20.107393	21.077045	4.82%	120,570
2013	20.667625	20.107393	-2.71%	135,660
2012	19.704129	20.667625	4.89%	166,922
2011	18.533414	19.704129	6.32%	194,977
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	84.638948	98.957883	16.92%	52,247
2019	69.276049	84.638948	22.18%	52,886
2018	81.939868	69.276049	-15.46%	54,799
2017	68.534448	81.939868	19.56%	59,167
2016	61.714681	68.534448	11.05%	61,951
2015	63.255271	61.714681	-2.44%	67,218
2014	60.135739	63.255271	5.19%	69,831
2013	44.620934	60.135739	34.77%	76,241
2012	39.259010	44.620934	13.66%	77,335
2011	44.392274	39.259010	-11.56%	84,806
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	47.474450	55.425304	16.75%	91,921
2019	38.912799	47.474450	22.00%	103,768
2018	46.097933	38.912799	-15.59%	109,741
2017	38.609671	46.097933	19.39%	124,716
2016	34.826534	38.609671	10.86%	132,314
2015	35.742690	34.826534	-2.56%	149,909
2014	34.032729	35.742690	5.02%	154,875
2013	25.288268	34.032729	34.58%	170,953
2012	22.285970	25.288268	13.47%	222,867
2011	25.238327	22.285970	-11.70%	260,639
95

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	22.247800	25.450837	14.40%	42,510
2019	17.592638	22.247800	26.46%	43,514
2018	20.868571	17.592638	-15.70%	46,777
2017	16.193399	20.868571	28.87%	52,203
2016	17.230760	16.193399	-6.02%	55,827
2015	16.809297	17.230760	2.51%	63,252
2014	18.478515	16.809297	-9.03%	59,251
2013	14.309076	18.478515	29.14%	62,240
2012	11.984794	14.309076	19.39%	72,235
2011	14.617902	11.984794	-18.01%	90,022
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	15.228701	17.396942	14.24%	52,023
2019	12.058567	15.228701	26.29%	57,240
2018	14.332991	12.058567	-15.87%	64,948
2017	11.131880	14.332991	28.76%	67,614
2016	11.863347	11.131880	-6.17%	75,294
2015	11.594889	11.863347	2.32%	78,355
2014	12.765185	11.594889	-9.17%	43,894
2013	9.900860	12.765185	28.93%	50,516
2012	8.303849	9.900860	19.23%	58,060
2011	10.141934	8.303849	-18.12%	81,474
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2020	27.835488	29.288633	5.22%	4,142
2019	21.288717	27.835488	30.75%	4,193
2018	24.983969	21.288717	-14.79%	4,496
2017	21.831379	24.983969	14.44%	7,721
2016	19.696574	21.831379	10.84%	7,808
2015	20.049208	19.696574	-1.76%	7,982
2014	18.185510	20.049208	10.25%	8,418
2013	13.878257	18.185510	31.04%	8,589
2012	11.598910	13.878257	19.65%	9,117
2011	12.016300	11.598910	-3.47%	9,455
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2020	27.069774	28.427011	5.01%	3,175
2019	20.723614	27.069774	30.62%	3,484
2018	24.353254	20.723614	-14.90%	3,666
2017	21.311989	24.353254	14.27%	3,746
2016	19.260532	21.311989	10.65%	3,832
2015	19.636335	19.260532	-1.91%	4,101
2014	17.843013	19.636335	10.05%	4,137
2013	13.628294	17.843013	30.93%	4,596
2012	11.413859	13.628294	19.40%	6,113
2011	11.840221	11.413859	-3.60%	7,750
96

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	30.955570	33.120687	6.99%	8,452
2019	23.305592	30.955570	32.82%	11,419
2018	28.521064	23.305592	-18.29%	12,819
2017	24.179213	28.521064	17.96%	13,270
2016	22.339183	24.179213	8.24%	16,808
2015	23.296689	22.339183	-4.11%	21,768
2014	22.081917	23.296689	5.50%	22,111
2013	17.124699	22.081917	28.95%	25,643
2012	13.606702	17.124699	25.85%	29,095
2011	15.101760	13.606702	-9.90%	33,586
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.911110	17.610676	10.68%	3,663
2019	13.402159	15.911110	18.72%	3,678
2018	14.976455	13.402159	-10.51%	3,690
2017	13.502325	14.976455	10.92%	7,388
2016	12.044022	13.502325	12.11%	7,401
2015	12.965069	12.044022	-7.10%	8,507
2014	12.726936	12.965069	1.87%	8,520
2013	10.381296	12.726936	22.59%	8,392
2012	9.087691	10.381296	14.23%	6,038
2011	9.318350	9.087691	-2.48%	3,981
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	29.970568	42.153119	40.65%	26,770
2019	22.179001	29.970568	35.13%	28,958
2018	23.299306	22.179001	-4.81%	29,883
2017	18.517423	23.299306	25.82%	31,688
2016	18.324958	18.517423	1.05%	32,437
2015	17.661752	18.324958	3.76%	33,149
2014	16.484585	17.661752	7.14%	33,403
2013	11.905000	16.484585	38.47%	36,255
2012	10.599433	11.905000	12.32%	39,992
2011	11.431370	10.599433	-7.28%	37,371
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	28.851603	28.266475	-2.03%	29,948
2019	23.313741	28.851603	23.75%	33,924
2018	26.860423	23.313741	-13.20%	34,831
2017	23.063797	26.860423	16.46%	41,880
2016	19.903363	23.063797	15.88%	47,581
2015	21.421195	19.903363	-7.09%	55,412
2014	19.822671	21.421195	8.06%	59,069
2013	14.752926	19.822671	34.36%	65,439
2012	12.524523	14.752926	17.79%	93,018
2011	12.916674	12.524523	-3.04%	116,434
97

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	21.497360	24.182905	12.49%	2,338
2019	16.868171	21.497360	27.44%	4,832
2018	18.841674	16.868171	-10.47%	5,675
2017	16.851904	18.841674	11.81%	5,780
2016	15.463749	16.851904	8.98%	5,880
2015	16.609048	15.463749	-6.90%	12,882
2014	15.548360	16.609048	6.82%	12,966
2013	12.174648	15.548360	27.71%	17,453
2012	10.818875	12.174648	12.53%	21,275
2011	10.954587	10.818875	-1.24%	12,924
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.697072	46.97%	2,127
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	35.929950	45.317557	26.13%	21,474
2019	27.594853	35.929950	30.21%	28,081
2018	32.169559	27.594853	-14.22%	30,826
2017	23.824317	32.169559	35.03%	34,534
2016	24.090023	23.824317	-1.10%	34,936
2015	23.459542	24.090023	2.69%	41,512
2014	23.207389	23.459542	1.09%	45,419
2013	18.450068	23.207389	25.78%	19,307
2012	15.400841	18.450068	19.80%	23,126
2011	16.997638	15.400841	-9.39%	31,853
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	21.456423	21.888483	2.01%	36,547
2019	19.584988	21.456423	9.56%	42,729
2018	20.714116	19.584988	-5.45%	39,286
2017	19.721755	20.714116	5.03%	44,063
2016	18.736551	19.721755	5.26%	55,922
2015	19.399642	18.736551	-3.42%	61,483
2014	19.109589	19.399642	1.52%	82,112
2013	19.363920	19.109589	-1.31%	103,882
2012	17.278115	19.363920	12.07%	147,892
2011	17.330909	17.278115	-0.30%	177,212
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	29.529761	33.267998	12.66%	471
2019	23.248056	29.529761	27.02%	509
2018	27.681256	23.248056	-16.02%	555
2017	22.771005	27.681256	21.56%	2,701
2016	23.150083	22.771005	-1.64%	2,728
2015	23.999881	23.150083	-3.54%	2,952
2014	24.208302	23.999881	-0.86%	2,981
2013	20.587064	24.208302	17.59%	3,205
2012	18.033964	20.587064	14.16%	4,833
2011	19.575298	18.033964	-7.87%	5,561
98

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	30.168383	33.973702	12.61%	34,731
2019	23.120012	30.168383	30.49%	46,612
2018	25.399682	23.120012	-8.98%	47,375
2017	21.985241	25.399682	15.53%	51,916
2016	19.942386	21.985241	10.24%	60,658
2015	19.526984	19.942386	2.13%	75,538
2014	17.857044	19.526984	9.35%	78,796
2013	13.716123	17.857044	30.19%	88,967
2012	11.875554	13.716123	15.50%	114,713
2011	12.027045	11.875554	-1.26%	129,112
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	23.323836	27.638592	18.50%	1,808
2019	18.668768	23.323836	24.94%	2,031
2018	21.069217	18.668768	-11.39%	895
2017	18.673229	21.069217	12.83%	1,241
2016	16.020675	18.673229	16.56%	1,301
2015	17.223910	16.020675	-6.99%	3,683
2014	15.574014	17.223910	10.59%	3,323
2013	11.181199	15.574014	39.29%	1,759
2012	9.593503	11.181199	16.55%	1,412
2011	9.921756	9.593503	-3.31%	4,766
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.271316	13.513414	19.89%	2,228
2019	8.893518	11.271316	26.74%	2,292
2018	11.161589	8.893518	-20.32%	2,349
2017	8.911654	11.161589	25.25%	804
2016	9.248003	8.911654	-3.64%	1,515
2015	9.055435	9.248003	2.13%	0
2014*	10.000000	9.055435	-9.45%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	18.726062	21.122235	12.80%	3,463
2019	15.524690	18.726062	20.62%	5,504
2018	16.575972	15.524690	-6.34%	5,718
2017	14.149082	16.575972	17.15%	9,068
2016	14.660939	14.149082	-3.49%	11,693
2015	16.149455	14.660939	-9.22%	18,344
2014	17.210480	16.149455	-6.16%	20,818
2013	13.885775	17.210480	23.94%	23,037
2012	11.763500	13.885775	18.04%	28,105
2011	12.798332	11.763500	-8.09%	30,029
99

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.728593	10.491192	-2.21%	2,082
2019	9.168193	10.728593	17.02%	2,450
2018	11.365718	9.168193	-19.33%	2,548
2017	8.976574	11.365718	26.62%	1,398
2016	7.503267	8.976574	19.64%	1,262
2015	9.475673	7.503267	-20.82%	0
2014*	10.000000	9.475673	-5.24%	593
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	27.060032	36.484234	34.83%	16,580
2019	19.756905	27.060032	36.96%	16,868
2018	19.758992	19.756905	-0.01%	19,174
2017	15.747093	19.758992	25.48%	22,407
2016	15.196288	15.747093	3.62%	23,863
2015	14.690878	15.196288	3.44%	27,534
2014	13.662472	14.690878	7.53%	30,135
2013	10.052293	13.662472	35.91%	35,445
2012	8.717264	10.052293	15.31%	39,564
2011	9.378876	8.717264	-7.05%	56,164
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	37.404855	53.938523	44.20%	9,367
2019	26.730569	37.404855	39.93%	9,776
2018	27.459903	26.730569	-2.66%	10,554
2017	21.944192	27.459903	25.14%	12,896
2016	20.362459	21.944192	7.77%	14,432
2015	21.008516	20.362459	-3.08%	16,280
2014	22.928340	21.008516	-8.37%	14,108
2013	16.391773	22.928340	39.88%	16,747
2012	13.688690	16.391773	19.75%	21,661
2011	15.440003	13.688690	-11.34%	33,386
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	34.964206	35.747432	2.24%	16,710
2019	27.257114	34.964206	28.28%	18,770
2018	30.699465	27.257114	-11.21%	19,391
2017	26.411199	30.699465	16.24%	21,897
2016	23.435398	26.411199	12.70%	29,609
2015	23.883242	23.435398	-1.88%	38,748
2014	21.880044	23.883242	9.16%	33,383
2013	16.290963	21.880044	34.31%	37,803
2012	14.193338	16.290963	14.78%	43,478
2011	14.396343	14.193338	-1.41%	43,428
100

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	23.082956	27.483609	19.06%	11,230
2019	18.546590	23.082956	24.46%	14,044
2018	20.742507	18.546590	-10.59%	16,020
2017	16.512381	20.742507	25.62%	13,608
2016	16.053670	16.512381	2.86%	15,486
2015	15.244199	16.053670	5.31%	20,863
2014	15.218030	15.244199	0.17%	21,257
2013	12.037490	15.218030	26.42%	26,197
2012	10.483109	12.037490	14.83%	13,788
2011	10.774935	10.483109	-2.71%	8,518
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.891911	21.655999	21.04%	19,542
2019	12.940897	17.891911	38.26%	29,446
2018	12.990876	12.940897	-0.38%	27,816
2017	10.238123	12.990876	26.89%	31,810
2016	9.765565	10.238123	4.84%	39,259
2015*	10.000000	9.765565	-2.34%	40,480
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	16.119387	17.171377	6.53%	14,031
2019	14.712869	16.119387	9.56%	13,388
2018	14.991257	14.712869	-1.86%	12,884
2017	14.292184	14.991257	4.89%	6,447
2016	13.630168	14.292184	4.86%	8,043
2015	13.876375	13.630168	-1.77%	7,996
2014	13.024147	13.876375	6.54%	10,158
2013	13.225790	13.024147	-1.52%	8,384
2012	12.228754	13.225790	8.15%	9,836
2011	11.712833	12.228754	4.40%	13,889
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	14.248549	21.276730	49.33%	0
2019	10.829167	14.248549	31.58%	0
2018	13.120811	10.829167	-17.47%	0
2017	10.551799	13.120811	24.35%	0
2016	10.922704	10.551799	-3.40%	0
2015	11.100099	10.922704	-1.60%	0
2014	11.360141	11.100099	-2.29%	0
2013	9.472551	11.360141	19.93%	2,772
2012	8.278737	9.472551	14.42%	1,331
2011	9.247941	8.278737	-10.48%	152
101

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	21.113174	23.421563	10.93%	62,863
2019	17.647976	21.113174	19.64%	67,291
2018	18.751843	17.647976	-5.89%	69,103
2017	16.349187	18.751843	14.70%	83,847
2016	15.142775	16.349187	7.97%	79,070
2015	15.139024	15.142775	0.02%	64,131
2014	14.557717	15.139024	3.99%	82,039
2013	11.921435	14.557717	22.11%	90,211
2012	10.401319	11.921435	14.61%	89,178
2011	10.404216	10.401319	-0.03%	113,135
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	13.199997	14.278209	8.17%	16,669
2019	12.228134	13.199997	7.95%	13,275
2018	12.480021	12.228134	-2.02%	13,062
2017	12.207335	12.480021	2.23%	14,453
2016	12.005894	12.207335	1.68%	24,188
2015	12.149105	12.005894	-1.18%	34,165
2014	11.683962	12.149105	3.98%	36,764
2013	12.107662	11.683962	-3.50%	54,094
2012	11.645656	12.107662	3.97%	65,166
2011	11.120547	11.645656	4.72%	70,756
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	26.053607	33.529914	28.70%	25,600
2019	19.516057	26.053607	33.50%	27,995
2018	21.754035	19.516057	-10.29%	31,217
2017	16.769207	21.754035	29.73%	30,555
2016	16.897976	16.769207	-0.76%	33,986
2015	16.012366	16.897976	5.53%	36,551
2014	15.874540	16.012366	0.87%	41,364
2013	12.458485	15.874540	27.42%	54,314
2012	10.302734	12.458485	20.92%	63,710
2011	11.469029	10.302734	-10.17%	65,586
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	28.028673	42.059069	50.06%	59,644
2019	21.719537	28.028673	29.05%	63,513
2018	22.073897	21.719537	-1.61%	64,585
2017	17.437829	22.073897	26.59%	65,152
2016	16.141606	17.437829	8.03%	83,542
2015	15.312284	16.141606	5.42%	89,553
2014	14.305178	15.312284	7.04%	93,513
2013	11.142876	14.305178	28.38%	114,764
2012	9.582479	11.142876	16.28%	121,155
2011	10.150050	9.582479	-5.59%	128,099
102

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	22.228472	24.896751	12.00%	10,026
2019	17.858065	22.228472	24.47%	10,235
2018	18.433049	17.858065	-3.12%	11,803
2017	15.262722	18.433049	20.77%	13,369
2016	13.870826	15.262722	10.03%	11,972
2015	13.853317	13.870826	0.13%	25,076
2014	12.688489	13.853317	9.18%	25,397
2013	9.633985	12.688489	31.71%	31,221
2012	8.308872	9.633985	15.95%	34,358
2011	8.580214	8.308872	-3.16%	32,808
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	24.474728	26.679326	9.01%	112
2019	19.151333	24.474728	27.80%	110
2018	19.389776	19.151333	-1.23%	107
2017	16.279474	19.389776	19.11%	104
2016	14.785456	16.279474	10.10%	331
2015	14.829101	14.785456	-0.29%	1,219
2014	13.389207	14.829101	10.75%	1,257
2013	10.335338	13.389207	29.55%	1,292
2012	9.165522	10.335338	12.76%	3,462
2011	9.218391	9.165522	-0.57%	4,854
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.690258	19.722894	11.49%	3,797
2019	14.407792	17.690258	22.78%	3,726
2018	16.298033	14.407792	-11.60%	3,653
2017	13.734644	16.298033	18.66%	3,578
2016	12.795829	13.734644	7.34%	3,578
2015	13.149156	12.795829	-2.69%	3,578
2014	12.703984	13.149156	3.50%	3,578
2013	9.905989	12.703984	28.25%	3,578
2012	8.610358	9.905989	15.05%	3,578
2011	9.285006	8.610358	-7.27%	3,799
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.875232	17.246536	8.64%	5,952
2019	13.795504	15.875232	15.08%	7,114
2018	14.854509	13.795504	-7.13%	7,600
2017	13.383683	14.854509	10.99%	8,093
2016	12.733900	13.383683	5.10%	11,635
2015	12.993669	12.733900	-2.00%	15,339
2014	12.577768	12.993669	3.31%	16,442
2013	11.075101	12.577768	13.57%	13,214
2012	10.067963	11.075101	10.00%	28,886
2011	10.302913	10.067963	-2.28%	31,009
103

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	17.096805	18.876215	10.41%	39
2019	14.355239	17.096805	19.10%	42
2018	15.781409	14.355239	-9.04%	45
2017	13.757858	15.781409	14.71%	4,972
2016	12.941897	13.757858	6.30%	6,138
2015	13.241957	12.941897	-2.27%	10,978
2014	12.769136	13.241957	3.70%	12,085
2013	10.632627	12.769136	20.09%	9,658
2012	9.446137	10.632627	12.56%	9,661
2011	9.877084	9.446137	-4.36%	10,063
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.903723	14.817302	6.57%	3,266
2019	12.683671	13.903723	9.62%	0
2018	13.148522	12.683671	-3.54%	0
2017	12.480726	13.148522	5.35%	0
2016	12.044507	12.480726	3.62%	0
2015	12.249919	12.044507	-1.68%	633
2014	11.968096	12.249919	2.35%	455
2013	11.514872	11.968096	3.94%	8,645
2012	10.814610	11.514872	6.48%	455
2011	10.766211	10.814610	0.45%	3,733
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.539801	18.133918	9.64%	12,845
2019	14.133926	16.539801	17.02%	14,339
2018	15.358614	14.133926	-7.97%	15,725
2017	13.605030	15.358614	12.89%	15,827
2016	12.867981	13.605030	5.73%	19,620
2015	13.131352	12.867981	-2.01%	20,148
2014	12.677907	13.131352	3.58%	19,250
2013	10.865022	12.677907	16.69%	58,309
2012	9.761924	10.865022	11.30%	101,843
2011	10.090736	9.761924	-3.26%	89,717
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	17.377904	19.323111	11.19%	40
2019	14.353630	17.377904	21.07%	4,472
2018	16.013900	14.353630	-10.37%	4,475
2017	13.692879	16.013900	16.95%	4,479
2016	12.848490	13.692879	6.57%	4,482
2015	13.170287	12.848490	-2.44%	4,486
2014	12.716502	13.170287	3.57%	4,490
2013	10.330540	12.716502	23.10%	4,493
2012	9.102215	10.330540	13.49%	4,497
2011	9.639659	9.102215	-5.58%	4,708
104

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	15.318109	16.546484	8.02%	987
2019	13.530026	15.318109	13.22%	1,022
2018	14.343726	13.530026	-5.67%	1,057
2017	13.178203	14.343726	8.84%	1,095
2016	12.551452	13.178203	4.99%	1,133
2015	12.808258	12.551452	-2.01%	5,231
2014	12.423929	12.808258	3.09%	5,890
2013	11.275842	12.423929	10.18%	6,157
2012	10.345184	11.275842	9.00%	23,254
2011	10.472530	10.345184	-1.22%	9,203
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	16.353146	17.036775	4.18%	150
2019	14.677302	16.353146	11.42%	158
2018	17.576499	14.677302	-16.49%	0
2017	14.459678	17.576499	21.56%	0
2016	14.436952	14.459678	0.16%	0
2015	15.167356	14.436952	-4.82%	0
2014	16.670988	15.167356	-9.02%	2,019
2013	14.014699	16.670988	18.95%	3,870
2012	11.834153	14.014699	18.43%	166
2011	13.642767	11.834153	-13.26%	360
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.759088	17.59%	12,441
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	14.095171	14.906729	5.76%	22,003
2019	13.091714	14.095171	7.66%	22,335
2018	13.309530	13.091714	-1.64%	16,024
2017	12.897779	13.309530	3.19%	11,583
2016	12.400483	12.897779	4.01%	18,064
2015	12.630635	12.400483	-1.82%	16,418
2014	12.181808	12.630635	3.68%	18,630
2013	12.566112	12.181808	-3.06%	16,913
2012	11.803670	12.566112	6.46%	26,099
2011	11.216857	11.803670	5.23%	15,845
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	15.033801	16.237116	8.00%	11,106
2019	13.849343	15.033801	8.55%	10,524
2018	14.189139	13.849343	-2.39%	10,984
2017	13.804843	14.189139	2.78%	12,342
2016	13.486986	13.804843	2.36%	13,136
2015	13.687124	13.486986	-1.46%	11,339
2014	13.175242	13.687124	3.89%	13,088
2013	13.579823	13.175242	-2.98%	17,589
2012	12.799331	13.579823	6.10%	15,503
2011	12.184889	12.799331	5.04%	18,177
105

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	31.240325	34.965529	11.92%	14,479
2019	25.712267	31.240325	21.50%	16,363
2018	31.526201	25.712267	-18.44%	17,994
2017	22.537474	31.526201	39.88%	18,037
2016	21.169902	22.537474	6.46%	19,450
2015	25.514765	21.169902	-17.03%	21,748
2014	27.325255	25.514765	-6.63%	25,205
2013	27.469468	27.325255	-0.52%	7,202
2012	23.705775	27.469468	15.88%	8,030
2011	30.919669	23.705775	-23.33%	12,204
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.429323	13.051817	5.01%	0
2020	12.429323	13.051817	5.01%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	15.619806	16.412491	5.07%	104,068
2019	14.839155	15.619806	5.26%	110,206
2018	14.989455	14.839155	-1.00%	117,984
2017	14.823863	14.989455	1.12%	132,337
2016	14.855480	14.823863	-0.21%	147,752
2015	15.014283	14.855480	-1.06%	156,453
2014	14.495959	15.014283	3.58%	163,148
2013	15.253589	14.495959	-4.97%	190,250
2012	14.943453	15.253589	2.08%	224,614
2011	14.065910	14.943453	6.24%	257,972
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	10.285934	10.213022	-0.71%	420,808
2019	10.202836	10.285934	0.81%	480,552
2018	10.159938	10.202836	0.42%	557,777
2017	10.214070	10.159938	-0.53%	620,397
2016	10.310992	10.214070	-0.94%	547,084
2015	10.409884	10.310992	-0.95%	623,993
2014	10.509725	10.409884	-0.95%	778,650
2013	10.610515	10.509725	-0.95%	882,285
2012	10.712556	10.610515	-0.95%	946,940
2011	10.815010	10.712556	-0.95%	757,951
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.939197	11.667979	6.66%	3,742
2019	9.287531	10.939197	17.78%	2,426
2018	11.006292	9.287531	-15.62%	2,426
2017	8.744139	11.006292	25.87%	2,678
2016	8.772183	8.744139	-0.32%	9,290
2015	9.151031	8.772183	-4.14%	9,422
2014	9.305772	9.151031	-1.66%	5,017
2013	7.991492	9.305772	16.45%	5,178
2012	7.002154	7.991492	14.13%	5,326
2011	7.854623	7.002154	-10.85%	5,558
106

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	28.190777	31.501678	11.74%	33,306
2019	23.002271	28.190777	22.56%	36,433
2018	25.480314	23.002271	-9.73%	36,765
2017	21.720988	25.480314	17.31%	37,538
2016	20.032169	21.720988	8.43%	39,407
2015	20.428190	20.032169	-1.94%	43,515
2014	19.644754	20.428190	3.99%	53,768
2013	15.586283	19.644754	26.04%	64,874
2012	13.576952	15.586283	14.80%	86,415
2011	14.267815	13.576952	-4.84%	101,056
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	19.560519	21.197117	8.37%	9,932
2019	17.121496	19.560519	14.25%	10,623
2018	18.167622	17.121496	-5.76%	10,378
2017	16.504352	18.167622	10.08%	10,438
2016	15.674341	16.504352	5.30%	10,304
2015	15.852202	15.674341	-1.12%	10,777
2014	15.302587	15.852202	3.59%	13,415
2013	13.620887	15.302587	12.35%	10,010
2012	12.571832	13.620887	8.34%	6,083
2011	12.580870	12.571832	-0.07%	3,067
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	23.828517	26.344445	10.56%	11
2019	20.057508	23.828517	18.80%	11
2018	21.651935	20.057508	-7.36%	11
2017	19.039571	21.651935	13.72%	11
2016	17.840940	19.039571	6.72%	11
2015	18.108358	17.840940	-1.48%	0
2014	17.376392	18.108358	4.21%	0
2013	14.681050	17.376392	18.36%	0
2012	13.204625	14.681050	11.18%	0
2011	13.456927	13.204625	-1.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	16.803969	17.762007	5.70%	28,044
2019	15.488617	16.803969	8.49%	32,593
2018	15.925165	15.488617	-2.74%	37,879
2017	15.212999	15.925165	4.68%	45,054
2016	14.730459	15.212999	3.28%	55,812
2015	14.832458	14.730459	-0.69%	68,172
2014	14.413970	14.832458	2.90%	85,273
2013	13.881501	14.413970	3.84%	101,677
2012	13.325285	13.881501	4.17%	116,335
2011	13.069774	13.325285	1.95%	131,511
107

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	23.265588	25.428405	9.30%	205,098
2019	19.948822	23.265588	16.63%	221,941
2018	21.354093	19.948822	-6.58%	245,466
2017	19.090556	21.354093	11.86%	273,599
2016	17.988287	19.090556	6.13%	312,870
2015	18.221802	17.988287	-1.28%	370,228
2014	17.490371	18.221802	4.18%	434,890
2013	15.140619	17.490371	15.52%	497,266
2012	13.794698	15.140619	9.76%	647,407
2011	13.932367	13.794698	-0.99%	797,053
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	26.465397	29.445800	11.26%	101,539
2020	26.465397	29.445800	11.26%	101,539
2019	21.931912	26.465397	20.67%	153,637
2018	23.997606	21.931912	-8.61%	166,585
2017	20.764006	23.997606	15.57%	184,916
2016	19.323705	20.764006	7.45%	192,673
2015	19.652457	19.323705	-1.67%	207,874
2014	18.903874	19.652457	3.96%	218,476
2013	15.595313	18.903874	21.22%	262,915
2012	13.840733	15.595313	12.68%	300,520
2011	14.276814	13.840733	-3.05%	448,726
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	20.205448	21.725148	7.52%	60,057
2019	17.975579	20.205448	12.40%	56,702
2018	18.852472	17.975579	-4.65%	64,674
2017	17.427522	18.852472	8.18%	68,365
2016	16.644981	17.427522	4.70%	72,832
2015	16.809758	16.644981	-0.98%	95,246
2014	16.203057	16.809758	3.74%	111,770
2013	14.804710	16.203057	9.45%	155,631
2012	13.834743	14.804710	7.01%	177,748
2011	13.684915	13.834743	1.09%	221,252
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	24.290522	31.257493	28.68%	968
2019	18.832549	24.290522	28.98%	1,252
2018	19.673312	18.832549	-4.27%	233
2017	15.292322	19.673312	28.65%	233
2016	15.137350	15.292322	1.02%	233
2015	14.818766	15.137350	2.15%	233
2014	13.582497	14.818766	9.10%	0
2013	10.201893	13.582497	33.14%	0
2012	8.868570	10.201893	15.03%	0
2011	9.252540	8.868570	-4.15%	0
108

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	40.625566	47.695282	17.40%	380,645
2019	29.865594	40.625566	36.03%	416,369
2018	30.625471	29.865594	-2.48%	460,225
2017	24.332125	30.625471	25.86%	516,048
2016	23.774518	24.332125	2.35%	575,308
2015	22.898281	23.774518	3.83%	655,188
2014	21.294592	22.898281	7.53%	713,959
2013	15.774789	21.294592	34.99%	770,045
2012	13.448910	15.774789	17.29%	880,967
2011	13.925062	13.448910	-3.42%	1,072,665
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	31.341511	31.476448	0.43%	1,014
2019	24.977542	31.341511	25.48%	2,055
2018	27.856536	24.977542	-10.34%	2,055
2017	25.934657	27.856536	7.41%	2,055
2016	21.780415	25.934657	19.07%	2,003
2015	23.011426	21.780415	-5.35%	0
2014	20.568918	23.011426	11.87%	0
2013	15.771114	20.568918	30.42%	0
2012	13.912906	15.771114	13.36%	0
2011	13.978078	13.912906	-0.47%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.816390	18.16%	54,960
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	37.090167	41.453131	11.76%	20,207
2019	29.857939	37.090167	24.22%	23,340
2018	34.089177	29.857939	-12.41%	25,672
2017	29.777571	34.089177	14.48%	28,285
2016	25.049267	29.777571	18.88%	33,322
2015	26.010487	25.049267	-3.70%	35,536
2014	24.052890	26.010487	8.14%	35,955
2013	18.284844	24.052890	31.55%	41,307
2012	15.741304	18.284844	16.16%	57,918
2011	16.329309	15.741304	-3.60%	68,026
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.806590	23.310543	-2.08%	1,254
2019	19.407100	23.806590	22.67%	1,700
2018	22.562411	19.407100	-13.98%	923
2017	20.009185	22.562411	12.76%	4,651
2016	17.178293	20.009185	16.48%	5,896
2015	17.858366	17.178293	-3.81%	5,975
2014	15.407339	17.858366	15.91%	5,495
2013	11.464750	15.407339	34.39%	4,237
2012	9.948767	11.464750	15.24%	3,249
2011	10.282687	9.948767	-3.25%	5,080
109

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	26.631932	37.066373	39.18%	6,442
2019	19.861095	26.631932	34.09%	6,416
2018	21.847683	19.861095	-9.09%	6,463
2017	17.695368	21.847683	23.47%	6,765
2016	16.532425	17.695368	7.03%	9,266
2015	16.603044	16.532425	-0.43%	11,445
2014	16.347350	16.603044	1.56%	14,773
2013	11.465150	16.347350	42.58%	19,445
2012	10.235272	11.465150	12.02%	33,851
2011	10.422995	10.235272	-1.80%	40,761
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	28.601002	29.731879	3.95%	10,884
2019	24.328140	28.601002	17.56%	11,498
2018	29.637715	24.328140	-17.91%	12,154
2017	27.512951	29.637715	7.72%	12,495
2016	22.112292	27.512951	24.42%	12,413
2015	23.822645	22.112292	-7.18%	12,584
2014	22.527126	23.822645	5.75%	14,639
2013	16.242327	22.527126	38.69%	17,409
2012	13.630774	16.242327	19.16%	18,021
2011	14.554941	13.630774	-6.35%	31,536
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	36.158784	43.822101	21.19%	10,288
2019	29.122079	36.158784	24.16%	10,498
2018	33.731983	29.122079	-13.67%	12,073
2017	30.083817	33.731983	12.13%	12,588
2016	24.784337	30.083817	21.38%	14,069
2015	25.505388	24.784337	-2.83%	14,749
2014	25.607629	25.505388	-0.40%	16,748
2013	18.394164	25.607629	39.22%	19,445
2012	16.116918	18.394164	14.13%	24,501
2011	17.273568	16.116918	-6.70%	25,622
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	21.880005	24.576366	12.32%	2,908
2019	17.246059	21.880005	26.87%	3,261
2018	18.330244	17.246059	-5.91%	3,368
2017	14.832949	18.330244	23.58%	3,483
2016	13.188631	14.832949	12.47%	3,592
2015	13.475852	13.188631	-2.13%	3,592
2014	12.767628	13.475852	5.55%	3,356
2013	8.980577	12.767628	42.17%	3,356
2012	7.760436	8.980577	15.72%	0
2011	8.868399	7.760436	-12.49%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	23.006425	25.832452	12.28%	0
2020	23.006425	25.832452	12.28%	0
110

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	22.766173	25.557519	12.26%	0
2019	18.234983	22.766173	24.85%	0
2018	19.559967	18.234983	-6.77%	0
2017	16.683398	19.559967	17.24%	0
2016	15.296666	16.683398	9.07%	0
2015	15.508268	15.296666	-1.36%	0
2014	14.167999	15.508268	9.46%	0
2013	10.323799	14.167999	37.24%	0
2012	9.357811	10.323799	10.32%	9
2011	9.766311	9.357811	-4.18%	1,023
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	18.583298	17.358108	-6.59%	45,757
2019	14.382705	18.583298	29.21%	49,870
2018	15.135445	14.382705	-4.97%	53,573
2017	14.395865	15.135445	5.14%	37,221
2016	13.560391	14.395865	6.16%	41,810
2015	14.511870	13.560391	-6.56%	47,819
2014	11.392190	14.511870	27.38%	53,226
2013	11.199051	11.392190	1.72%	51,407
2012	9.782450	11.199051	14.48%	54,642
2011	9.304917	9.782450	5.13%	62,640
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020*	10.000000	13.305530	33.06%	55,124
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	11.209157	11.417091	1.86%	2,488
2019	10.872293	11.209157	3.10%	2,565
2018	10.887834	10.872293	-0.14%	3,693
2017	10.821095	10.887834	0.62%	3,730
2016	10.659012	10.821095	1.52%	4,192
2015	10.798073	10.659012	-1.29%	6,221
2014	10.848061	10.798073	-0.46%	8,862
2013	10.940564	10.848061	-0.85%	13,155
2012	10.669788	10.940564	2.54%	12,741
2011	10.633816	10.669788	0.34%	16,594
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	24.265923	38.576433	58.97%	2,723
2019	17.903398	24.265923	35.54%	2,087
2018	19.446642	17.903398	-7.94%	1,680
2017	15.395424	19.446642	26.31%	989
2016	14.655235	15.395424	5.05%	1,083
2015	14.847112	14.655235	-1.29%	1,739
2014	14.451923	14.847112	2.73%	1,154
2013	10.526617	14.451923	37.29%	1,267
2012	9.270232	10.526617	13.55%	5,685
2011	9.794929	9.270232	-5.36%	6,876
111

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	31.467166	37.265448	18.43%	1,563
2019	25.236501	31.467166	24.69%	3,298
2018	27.027434	25.236501	-6.63%	3,671
2017	23.039857	27.027434	17.31%	3,715
2016	21.172225	23.039857	8.82%	6,095
2015	21.474851	21.172225	-1.41%	7,231
2014	19.641663	21.474851	9.33%	7,282
2013	14.411002	19.641663	36.30%	9,171
2012	13.110097	14.411002	9.92%	7,935
2011	13.656248	13.110097	-4.00%	7,819
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	12.275736	12.959163	5.57%	0
2019	10.809597	12.275736	13.56%	0
2018	11.467181	10.809597	-5.73%	0
2017	10.545495	11.467181	8.74%	0
2016	9.403826	10.545495	12.14%	0
2015	9.724011	9.403826	-3.29%	0
2014*	10.000000	9.724011	-2.76%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.564860	13.772457	9.61%	973
2019	11.864624	12.564860	5.90%	1,885
2018	12.487731	11.864624	-4.99%	1,885
2017	11.385025	12.487731	9.69%	5,863
2016	11.169624	11.385025	1.93%	6,818
2015	12.148449	11.169624	-8.06%	1,885
2014	12.228168	12.148449	-0.65%	4,400
2013	13.213159	12.228168	-7.45%	4,722
2012	12.676918	13.213159	4.23%	5,915
2011	11.804664	12.676918	7.39%	6,723
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	12.064424	12.295111	1.91%	27,737
2019	11.720256	12.064424	2.94%	29,225
2018	11.805296	11.720256	-0.72%	25,226
2017	11.770823	11.805296	0.29%	24,031
2016	11.730320	11.770823	0.35%	19,881
2015	11.818150	11.730320	-0.74%	26,051
2014	11.842883	11.818150	-0.21%	32,009
2013	11.984302	11.842883	-1.18%	37,981
2012	11.441627	11.984302	4.74%	35,617
2011	11.435807	11.441627	0.05%	42,731
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	18.446360	25.343719	37.39%	3,776
2019	13.619232	18.446360	35.44%	3,810
2018	13.430930	13.619232	1.40%	4,200
2017	10.358323	13.430930	29.66%	4,539
2016*	10.000000	10.358323	3.58%	5,275
112

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	18.653233	20.710758	11.03%	623
2019	15.047296	18.653233	23.96%	648
2018	18.782424	15.047296	-19.89%	668
2017	14.980256	18.782424	25.38%	691
2016	15.503893	14.980256	-3.38%	816
2015	15.630681	15.503893	-0.81%	978
2014	16.927908	15.630681	-7.66%	1,075
2013	13.344365	16.927908	26.85%	1,150
2012	11.050745	13.344365	20.76%	2,368
2011	13.430954	11.050745	-17.72%	1,297
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	13.218206	13.852342	4.80%	704
2019	10.233539	13.218206	29.17%	897
2018	11.290658	10.233539	-9.36%	3,575
2017*	10.000000	11.290658	12.91%	2,405
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.989938	7.050073	17.70%	0
2019	5.421436	5.989938	10.49%	754
2018	7.647271	5.421436	-29.11%	1,948
2017	7.875679	7.647271	-2.90%	36,473
2016	5.544135	7.875679	42.05%	37,581
2015	8.433083	5.544135	-34.26%	5,189
2014	10.556304	8.433083	-20.11%	11,657
2013	9.662724	10.556304	9.25%	7,433
2012*	10.000000	9.662724	-3.37%	7,395
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	6.157343	7.264462	17.98%	553
2019	5.556865	6.157343	10.81%	1,515
2018	7.822457	5.556865	-28.96%	1,515
2017	8.033694	7.822457	-2.63%	3,699
2016	5.643680	8.033694	42.35%	3,699
2015	8.561375	5.643680	-34.08%	3,699
2014	10.684685	8.561375	-19.87%	18,237
2013	9.759140	10.684685	9.48%	19,524
2012*	10.000000	9.759140	-2.41%	19,696
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	38.192591	59.689777	56.29%	846
2019	30.889306	38.192591	23.64%	1,798
2018	30.784208	30.889306	0.34%	1,702
2017	24.693383	30.784208	24.67%	1,516
2016	23.137199	24.693383	6.73%	1,533
2015	24.052410	23.137199	-3.81%	1,626
2014	24.747755	24.052410	-2.81%	3,033
2013	16.631164	24.747755	48.80%	4,022
2012	15.565826	16.631164	6.84%	4,518
2011	16.471980	15.565826	-5.50%	1,903
113

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	19.512803	19.265357	-1.27%	0
2019	16.383484	19.512803	19.10%	0
2018	18.063650	16.383484	-9.30%	0
2017	15.806157	18.063650	14.28%	0
2016	14.768283	15.806157	7.03%	0
2015	15.112149	14.768283	-2.28%	0
2014	14.351333	15.112149	5.30%	0
2013	11.066448	14.351333	29.68%	0
2012	9.797160	11.066448	12.96%	0
2011	9.585617	9.797160	2.21%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	10.097657	9.944140	-1.52%	0
2019	8.973547	10.097657	12.53%	0
2018	12.094859	8.973547	-25.81%	0
2017	10.033584	12.094859	20.54%	0
2016	10.496406	10.033584	-4.41%	0
2015	10.638674	10.496406	-1.34%	0
2014	11.804525	10.638674	-9.88%	0
2013	9.982517	11.804525	18.25%	0
2012	9.073593	9.982517	10.02%	0
2011	11.689316	9.073593	-22.38%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	26.405735	34.384791	30.22%	0
2019	20.396702	26.405735	29.46%	0
2018	20.693326	20.396702	-1.43%	0
2017	16.308889	20.693326	26.88%	0
2016	16.535677	16.308889	-1.37%	0
2015	15.481463	16.535677	6.81%	0
2014	14.114423	15.481463	9.69%	0
2013	10.692614	14.114423	32.00%	0
2012	9.557599	10.692614	11.88%	0
2011	10.254553	9.557599	-7.26%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	23.383324	23.217616	-0.71%	0
2019	20.240686	23.383324	15.53%	0
2018	24.806682	20.240686	-18.41%	0
2017	22.812132	24.806682	8.74%	0
2016	18.970449	22.812132	20.25%	0
2015	20.878126	18.970449	-9.14%	0
2014	19.889776	20.878126	4.97%	0
2013	14.998153	19.889776	32.61%	0
2012	13.140681	14.998153	14.14%	0
2011	14.924531	13.140681	-11.95%	0
114

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	14.129073	16.432774	16.30%	0
2019	12.453128	14.129073	13.46%	0
2018	13.987817	12.453128	-10.97%	0
2017	12.766068	13.987817	9.57%	0
2016	12.762681	12.766068	0.03%	0
2015	13.380220	12.762681	-4.62%	0
2014	13.623919	13.380220	-1.79%	0
2013	12.358348	13.623919	10.24%	0
2012	11.664995	12.358348	5.94%	0
2011	12.563323	11.664995	-7.15%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	11.616335	12.070412	3.91%	0
2019	10.059167	11.616335	15.48%	0
2018	12.385412	10.059167	-18.78%	0
2017	11.172680	12.385412	10.85%	0
2016	10.064632	11.172680	11.01%	0
2015	10.715601	10.064632	-6.07%	0
2014*	10.000000	10.715601	7.16%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	22.397618	25.402809	13.42%	0
2019	17.766261	22.397618	26.07%	0
2018	19.384386	17.766261	-8.35%	0
2017	16.595885	19.384386	16.80%	0
2016	15.454540	16.595885	7.39%	0
2015	15.901930	15.454540	-2.81%	0
2014	14.592088	15.901930	8.98%	0
2013	11.498804	14.592088	26.90%	0
2012	10.335971	11.498804	11.25%	0
2011	10.555645	10.335971	-2.08%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	9.667208	9.500566	-1.72%	0
2019	9.370143	9.667208	3.17%	0
2018	9.735450	9.370143	-3.75%	0
2017	9.766997	9.735450	-0.32%	0
2016	9.303681	9.766997	4.98%	0
2015	9.752899	9.303681	-4.61%	0
2014*	10.000000	9.752899	-2.47%	0
115

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	16.332625	16.595561	1.61%	0
2019	14.852669	16.332625	9.96%	0
2018	15.966244	14.852669	-6.97%	0
2017	15.548868	15.966244	2.68%	0
2016	14.089178	15.548868	10.36%	0
2015	15.032314	14.089178	-6.27%	0
2014	15.233059	15.032314	-1.32%	0
2013	14.813264	15.233059	2.83%	0
2012	13.451411	14.813264	10.12%	0
2011	13.304725	13.451411	1.10%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.367720	10.059859	-2.97%	0
2019	8.973352	10.367720	15.54%	0
2018*	10.000000	8.973352	-10.27%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	10.114176	10.511033	3.92%	0
2019	9.615587	10.114176	5.19%	0
2018	10.060728	9.615587	-4.42%	0
2017	10.063448	10.060728	-0.03%	0
2016	10.087348	10.063448	-0.24%	0
2015	10.515723	10.087348	-4.07%	0
2014	10.543694	10.515723	-0.27%	0
2013	10.861631	10.543694	-2.93%	0
2012	10.301044	10.861631	5.44%	0
2011	10.481562	10.301044	-1.72%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ
2020	15.498231	17.494302	12.88%	0
2019	13.114038	15.498231	18.18%	0
2018	14.758215	13.114038	-11.14%	0
2017	12.903021	14.758215	14.38%	0
2016	13.083950	12.903021	-1.38%	0
2015	13.583767	13.083950	-3.68%	0
2014	13.331778	13.583767	1.89%	0
2013	11.310126	13.331778	17.87%	0
2012	10.178566	11.310126	11.12%	0
2011	11.269412	10.178566	-9.68%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ
2020	15.068352	16.979342	12.68%	0
2019	12.767104	15.068352	18.02%	0
2018	14.387734	12.767104	-11.26%	0
2017	12.600917	14.387734	14.18%	0
2016	12.798465	12.600917	-1.54%	0
2015	13.307983	12.798465	-3.83%	0
2014	13.085474	13.307983	1.70%	0
2013	11.123925	13.085474	17.63%	0
2012	10.030321	11.123925	10.90%	0
2011	11.128494	10.030321	-9.87%	0
116

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2020	14.274365	15.780503	10.55%	0
2019	12.538147	14.274365	13.85%	0
2018	13.764559	12.538147	-8.91%	0
2017	12.536660	13.764559	9.79%	0
2016	12.630157	12.536660	-0.74%	0
2015	13.105376	12.630157	-3.63%	0
2014	12.870118	13.105376	1.83%	0
2013	11.561747	12.870118	11.32%	0
2012	10.674402	11.561747	8.31%	0
2011	11.383927	10.674402	-6.23%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	13.941041	15.384756	10.36%	0
2019	12.260629	13.941041	13.71%	0
2018	13.484965	12.260629	-9.08%	0
2017	12.303356	13.484965	9.60%	0
2016	12.415595	12.303356	-0.90%	0
2015	12.893773	12.415595	-3.71%	0
2014	12.679966	12.893773	1.69%	0
2013	11.409977	12.679966	11.13%	0
2012	10.552124	11.409977	8.13%	0
2011	11.268318	10.552124	-6.36%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2020	17.975579	21.186036	17.86%	0
2019	15.008935	17.975579	19.77%	0
2018	16.275595	15.008935	-7.78%	0
2017	14.529669	16.275595	12.02%	0
2016	14.071320	14.529669	3.26%	0
2015	14.530694	14.071320	-3.16%	0
2014	13.698764	14.530694	6.07%	0
2013	11.897594	13.698764	15.14%	0
2012	10.742983	11.897594	10.75%	0
2011	11.586978	10.742983	-7.28%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	17.585605	20.693225	17.67%	0
2019	14.705387	17.585605	19.59%	0
2018	15.975214	14.705387	-7.95%	0
2017	14.277446	15.975214	11.89%	0
2016	13.850179	14.277446	3.08%	0
2015	14.323307	13.850179	-3.30%	0
2014	13.512120	14.323307	6.00%	0
2013	11.756797	13.512120	14.93%	0
2012	10.628060	11.756797	10.62%	0
2011	11.468677	10.628060	-7.33%	0
117

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2020	24.076228	30.964031	28.61%	0
2019	19.227887	24.076228	25.22%	0
2018	21.005257	19.227887	-8.46%	0
2017	17.613301	21.005257	19.26%	0
2016	17.788379	17.613301	-0.98%	0
2015	18.251179	17.788379	-2.54%	0
2014	17.083058	18.251179	6.84%	0
2013	12.811436	17.083058	33.34%	0
2012	10.845907	12.811436	18.12%	0
2011	11.566536	10.845907	-6.23%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	23.469120	30.152484	28.48%	0
2019	18.762614	23.469120	25.08%	0
2018	20.539335	18.762614	-8.65%	0
2017	17.258678	20.539335	19.01%	0
2016	17.446722	17.258678	-1.08%	0
2015	17.924134	17.446722	-2.66%	0
2014	16.811119	17.924134	6.62%	0
2013	12.619965	16.811119	33.21%	0
2012	10.715130	12.619965	17.78%	0
2011	11.436838	10.715130	-6.31%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	18.398207	18.886913	2.66%	0
2019	14.997087	18.398207	22.68%	0
2018	16.996474	14.997087	-11.76%	0
2017	15.636147	16.996474	8.70%	0
2016	13.762766	15.636147	13.61%	0
2015	14.893181	13.762766	-7.59%	0
2014	14.227203	14.893181	4.68%	0
2013	11.534720	14.227203	23.34%	0
2012	10.216640	11.534720	12.90%	0
2011	10.512630	10.216640	-2.82%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	17.945470	18.403980	2.56%	0
2019	14.653100	17.945470	22.47%	0
2018	16.631497	14.653100	-11.90%	0
2017	15.321365	16.631497	8.55%	0
2016	13.507892	15.321365	13.43%	0
2015	14.640235	13.507892	-7.73%	0
2014	14.007112	14.640235	4.52%	0
2013	11.372697	14.007112	23.16%	0
2012	10.084550	11.372697	12.77%	0
2011	10.397749	10.084550	-3.01%	0
118

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2020	6.879703	6.649801	-3.34%	0
2019	6.998716	6.879703	-1.70%	0
2018	7.147697	6.998716	-2.08%	0
2017	7.367650	7.147697	-2.99%	0
2016	7.630381	7.367650	-3.44%	0
2015	7.917222	7.630381	-3.62%	0
2014	8.216330	7.917222	-3.64%	0
2013	8.525103	8.216330	-3.62%	0
2012	8.836934	8.525103	-3.53%	0
2011	9.160762	8.836934	-3.53%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2020	19.518423	20.260694	3.80%	0
2019	15.589695	19.518423	25.20%	0
2018	17.799128	15.589695	-12.41%	0
2017	15.818120	17.799128	12.52%	0
2016	14.158129	15.818120	11.72%	0
2015	15.048340	14.158129	-5.92%	0
2014	14.148795	15.048340	6.36%	0
2013	11.002863	14.148795	28.59%	0
2012	9.645642	11.002863	14.07%	0
2011	9.855121	9.645642	-2.13%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	19.053169	19.751762	3.67%	0
2019	15.248812	19.053169	24.95%	0
2018	17.432490	15.248812	-12.53%	0
2017	15.513648	17.432490	12.37%	0
2016	13.901893	15.513648	11.59%	0
2015	14.804441	13.901893	-6.10%	0
2014	13.939570	14.804441	6.20%	0
2013	10.857311	13.939570	28.39%	0
2012	9.530451	10.857311	13.92%	0
2011	9.758146	9.530451	-2.33%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	24.963553	34.576343	38.51%	0
2019	19.308492	24.963553	29.29%	0
2018	20.099711	19.308492	-3.94%	0
2017	15.450293	20.099711	30.09%	0
2016	15.920372	15.450293	-2.95%	0
2015	15.434894	15.920372	3.15%	0
2014	14.407635	15.434894	7.13%	0
2013	10.978463	14.407635	31.24%	0
2012	9.948231	10.978463	10.36%	0
2011	10.309746	9.948231	-3.51%	0
119

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	24.356729	33.688903	38.31%	0
2019	18.868401	24.356729	29.09%	0
2018	19.672527	18.868401	-4.09%	0
2017	15.142833	19.672527	29.91%	0
2016	15.628962	15.142833	-3.11%	0
2015	15.173392	15.628962	3.00%	0
2014	14.185903	15.173392	6.96%	0
2013	10.825656	14.185903	31.04%	0
2012	9.822008	10.825656	10.22%	0
2011	10.196620	9.822008	-3.67%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	14.990365	14.825771	-1.10%	0
2019	13.538158	14.990365	10.73%	0
2018	14.578863	13.538158	-7.14%	0
2017	14.130352	14.578863	3.17%	0
2016	12.821241	14.130352	10.21%	0
2015	13.826346	12.821241	-7.27%	0
2014	14.197572	13.826346	-2.61%	0
2013	13.917842	14.197572	2.01%	0
2012	12.650466	13.917842	10.02%	0
2011	12.632499	12.650466	0.14%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	14.634786	14.442271	-1.32%	0
2019	13.234398	14.634786	10.58%	0
2018	14.255644	13.234398	-7.16%	0
2017	13.837420	14.255644	3.02%	0
2016	12.577832	13.837420	10.01%	0
2015	13.579383	12.577832	-7.38%	0
2014	13.967519	13.579383	-2.78%	0
2013	13.715046	13.967519	1.84%	0
2012	12.490707	13.715046	9.80%	0
2011	12.498236	12.490707	-0.06%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2020	23.914285	27.244237	13.92%	0
2019	18.895945	23.914285	26.56%	0
2018	20.538588	18.895945	-8.00%	0
2017	17.511630	20.538588	17.29%	0
2016	16.246227	17.511630	7.79%	0
2015	16.639667	16.246227	-2.36%	0
2014	15.206352	16.639667	9.43%	0
2013	11.934083	15.206352	27.42%	0
2012	10.686391	11.934083	11.68%	0
2011	10.868749	10.686391	-1.68%	0
120

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2020	10.802053	11.385643	5.40%	0
2019	10.222995	10.802053	5.66%	0
2018	10.669054	10.222995	-4.18%	0
2017	10.624079	10.669054	0.42%	0
2016	10.526307	10.624079	0.93%	0
2015	10.990543	10.526307	-4.22%	0
2014	10.778704	10.990543	1.97%	0
2013	11.389544	10.778704	-5.36%	0
2012	11.163648	11.389544	2.02%	0
2011	10.793718	11.163648	3.43%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	27.176508	30.908100	13.73%	0
2019	22.866905	27.176508	18.85%	0
2018	27.810019	22.866905	-17.77%	0
2017	23.909791	27.810019	16.31%	0
2016	22.132186	23.909791	8.03%	0
2015	23.320566	22.132186	-5.10%	0
2014	22.791887	23.320566	2.32%	0
2013	17.385171	22.791887	31.10%	0
2012	15.725706	17.385171	10.55%	0
2011	18.279587	15.725706	-13.97%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	26.515309	30.112253	13.57%	0
2019	22.342427	26.515309	18.68%	0
2018	27.214546	22.342427	-17.90%	0
2017	23.430224	27.214546	16.15%	0
2016	21.724982	23.430224	7.85%	0
2015	22.921500	21.724982	-5.22%	0
2014	22.436646	22.921500	2.16%	0
2013	17.138501	22.436646	30.91%	0
2012	15.527999	17.138501	10.37%	0
2011	18.077260	15.527999	-14.10%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	15.469728	17.214518	11.28%	0
2019	12.575486	15.469728	23.01%	0
2018	15.337992	12.575486	-18.01%	0
2017	12.234103	15.337992	25.37%	0
2016	13.381688	12.234103	-8.58%	0
2015	13.420323	13.381688	-0.29%	0
2014	15.166678	13.420323	-11.51%	0
2013	12.073300	15.166678	25.62%	0
2012	10.396117	12.073300	16.13%	0
2011	13.035428	10.396117	-20.25%	0
121

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	15.091704	16.770469	11.12%	0
2019	12.284843	15.091704	22.85%	0
2018	15.013872	12.284843	-18.18%	0
2017	11.986230	15.013872	25.26%	0
2016	13.130875	11.986230	-8.72%	0
2015	13.193525	13.130875	-0.47%	0
2014	14.932463	13.193525	-11.65%	0
2013	11.906052	14.932463	25.42%	0
2012	10.265995	11.906052	15.98%	0
2011	12.889667	10.265995	-20.35%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2020	18.672418	19.111354	2.35%	0
2019	14.680745	18.672418	27.19%	0
2018	17.714940	14.680745	-17.13%	0
2017	15.911895	17.714940	11.33%	0
2016	14.757092	15.911895	7.83%	0
2015	15.442345	14.757092	-4.44%	0
2014	14.399389	15.442345	7.24%	0
2013	11.296581	14.399389	27.47%	0
2012	9.706385	11.296581	16.38%	0
2011	10.336989	9.706385	-6.10%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2020	18.213814	18.605382	2.15%	0
2019	14.334373	18.213814	27.06%	0
2018	17.320072	14.334373	-17.24%	0
2017	15.580408	17.320072	11.17%	0
2016	14.474129	15.580408	7.64%	0
2015	15.170185	14.474129	-4.59%	0
2014	14.171026	15.170185	7.05%	0
2013	11.126756	14.171026	27.36%	0
2012	9.580492	11.126756	16.14%	0
2011	10.216415	9.580492	-6.22%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	18.691628	19.453561	4.08%	0
2019	14.466527	18.691628	29.21%	0
2018	18.203365	14.466527	-20.53%	0
2017	15.863119	18.203365	14.75%	0
2016	15.065549	15.863119	5.29%	0
2015	16.151731	15.065549	-6.72%	0
2014	15.738598	16.151731	2.62%	0
2013	12.547198	15.738598	25.44%	0
2012	10.249546	12.547198	22.42%	0
2011	11.694152	10.249546	-12.35%	0
122

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	11.525552	12.409014	7.67%	0
2019	9.980114	11.525552	15.49%	0
2018	11.466905	9.980114	-12.97%	0
2017	10.626975	11.466905	7.90%	0
2016	9.744054	10.626975	9.06%	0
2015	10.783332	9.744054	-9.64%	0
2014	10.881961	10.783332	-0.91%	0
2013	9.124909	10.881961	19.26%	0
2012	8.212223	9.124909	11.11%	0
2011	8.656203	8.212223	-5.13%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.191786	31.730608	36.82%	0
2019	17.643275	23.191786	31.45%	0
2018	19.057150	17.643275	-7.42%	0
2017	15.568773	19.057150	22.41%	0
2016	15.837469	15.568773	-1.70%	0
2015	15.692115	15.837469	0.93%	0
2014	15.056675	15.692115	4.22%	0
2013	11.178265	15.056675	34.70%	0
2012	10.231919	11.178265	9.25%	0
2011	11.343704	10.231919	-9.80%	0
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	19.304923	18.397542	-4.70%	0
2019	16.036380	19.304923	20.38%	0
2018	18.997047	16.036380	-15.58%	0
2017	16.767389	18.997047	13.30%	0
2016	14.874094	16.767389	12.73%	0
2015	16.457248	14.874094	-9.62%	0
2014	15.655973	16.457248	5.12%	0
2013	11.978143	15.655973	30.70%	0
2012	10.454445	11.978143	14.57%	0
2011	11.083392	10.454445	-5.67%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	14.730104	16.118490	9.43%	0
2019	11.881972	14.730104	23.97%	0
2018	13.646437	11.881972	-12.93%	0
2017	12.546223	13.646437	8.77%	0
2016	11.834395	12.546223	6.01%	0
2015	13.067237	11.834395	-9.43%	0
2014	12.575564	13.067237	3.91%	0
2013	10.122654	12.575564	24.23%	0
2012	9.248069	10.122654	9.46%	0
2011	9.625954	9.248069	-3.93%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.428264	44.28%	0
123

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	23.474015	28.800359	22.69%	0
2019	18.533510	23.474015	26.66%	0
2018	22.215603	18.533510	-16.57%	0
2017	16.911809	22.215603	31.36%	0
2016	17.578364	16.911809	-3.79%	0
2015	17.598093	17.578364	-0.11%	0
2014	17.896876	17.598093	-1.67%	0
2013	14.626586	17.896876	22.36%	0
2012	12.552109	14.626586	16.53%	0
2011	14.241312	12.552109	-11.86%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	11.616254	11.527029	-0.77%	0
2019	10.900139	11.616254	6.57%	0
2018	11.853523	10.900139	-8.04%	0
2017	11.600981	11.853523	2.18%	0
2016	11.329403	11.600981	2.40%	0
2015	12.059182	11.329403	-6.05%	0
2014	12.211769	12.059182	-1.25%	0
2013	12.721108	12.211769	-4.00%	0
2012	11.669679	12.721108	9.01%	0
2011	12.032512	11.669679	-3.02%	0
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	19.428362	21.291195	9.59%	0
2019	15.723943	19.428362	23.56%	0
2018	19.250531	15.723943	-18.32%	0
2017	16.277968	19.250531	18.26%	0
2016	17.011458	16.277968	-4.31%	0
2015	18.130435	17.011458	-6.17%	0
2014	18.800529	18.130435	-3.56%	0
2013	16.436029	18.800529	14.39%	0
2012	14.802025	16.436029	11.04%	0
2011	16.516812	14.802025	-10.38%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	20.464042	22.416994	9.54%	0
2019	16.122261	20.464042	26.93%	0
2018	18.211408	16.122261	-11.47%	0
2017	16.203495	18.211408	12.39%	0
2016	15.108480	16.203495	7.25%	0
2015	15.208355	15.108480	-0.66%	0
2014	14.297439	15.208355	6.37%	0
2013	11.289443	14.297439	26.64%	0
2012	10.048971	11.289443	12.34%	0
2011	10.461772	10.048971	-3.95%	0
124

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	15.984879	18.425811	15.27%	0
2019	13.152980	15.984879	21.53%	0
2018	15.262924	13.152980	-13.82%	0
2017	13.905094	15.262924	9.76%	0
2016	12.263082	13.905094	13.39%	0
2015	13.553708	12.263082	-9.52%	0
2014	12.598801	13.553708	7.58%	0
2013	9.298359	12.598801	35.49%	0
2012	8.202075	9.298359	13.37%	0
2011	8.720004	8.202075	-5.94%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	9.636687	11.238793	16.63%	0
2019	7.816721	9.636687	23.28%	0
2018	10.086980	7.816721	-22.51%	0
2017	8.278541	10.086980	21.84%	0
2016	8.831087	8.278541	-6.26%	0
2015	8.889580	8.831087	-0.66%	0
2014*	10.000000	8.889580	-11.10%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	13.944540	15.300213	9.72%	0
2019	11.884492	13.944540	17.33%	0
2018	13.047052	11.884492	-8.91%	0
2017	11.447849	13.047052	13.97%	0
2016	12.193526	11.447849	-6.12%	0
2015	13.808185	12.193526	-11.69%	0
2014	15.128071	13.808185	-8.72%	0
2013	12.547447	15.128071	20.57%	0
2012	10.928206	12.547447	14.82%	0
2011	12.222236	10.928206	-10.59%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.172412	8.724745	-4.88%	0
2019	8.058024	9.172412	13.83%	0
2018	10.271366	8.058024	-21.55%	0
2017	8.338675	10.271366	23.18%	0
2016	7.164674	8.338675	16.39%	0
2015	9.302107	7.164674	-22.98%	0
2014*	10.000000	9.302107	-6.98%	0
125

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	21.668744	28.419348	31.15%	0
2019	16.263819	21.668744	33.23%	0
2018	16.724176	16.263819	-2.75%	0
2017	13.700591	16.724176	22.07%	0
2016	13.590822	13.700591	0.81%	0
2015	13.507029	13.590822	0.62%	0
2014	12.913534	13.507029	4.60%	0
2013	9.767299	12.913534	32.21%	0
2012	8.708046	9.767299	12.16%	0
2011	9.631074	8.708046	-9.58%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	26.479178	37.143899	40.28%	0
2019	19.452754	26.479178	36.12%	0
2018	20.547110	19.452754	-5.33%	0
2017	16.878430	20.547110	21.74%	0
2016	16.099458	16.878430	4.84%	0
2015	17.075918	16.099458	-5.72%	0
2014	19.159031	17.075918	-10.87%	0
2013	14.080457	19.159031	36.07%	0
2012	12.088830	14.080457	16.47%	0
2011	14.017071	12.088830	-13.76%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	23.447636	23.319046	-0.55%	0
2019	18.791211	23.447636	24.78%	0
2018	21.761273	18.791211	-13.65%	0
2017	19.244339	21.761273	13.08%	0
2016	17.553114	19.244339	9.63%	0
2015	18.389887	17.553114	-4.55%	0
2014	17.319489	18.389887	6.18%	0
2013	13.256375	17.319489	30.65%	0
2012	11.873853	13.256375	11.64%	0
2011	12.380504	11.873853	-4.09%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	17.673789	20.469717	15.82%	0
2019	14.598256	17.673789	21.07%	0
2018	16.787208	14.598256	-13.04%	0
2017	13.736849	16.787208	22.21%	0
2016	13.728324	13.736849	0.06%	0
2015	13.401341	13.728324	2.44%	0
2014	13.753238	13.401341	-2.56%	0
2013	11.183357	13.753238	22.98%	0
2012	10.012785	11.183357	11.69%	0
2011	10.579447	10.012785	-5.36%	0
126

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	15.684805	18.467152	17.74%	0
2019	11.662328	15.684805	34.49%	0
2018	12.037463	11.662328	-3.12%	0
2017	9.751579	12.037463	23.44%	0
2016	9.561379	9.751579	1.99%	0
2015*	10.000000	9.561379	-4.39%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	10.199314	10.568875	3.62%	0
2019	9.570167	10.199314	6.57%	0
2018	10.026060	9.570167	-4.55%	0
2017	9.825590	10.026060	2.04%	0
2016	9.632281	9.825590	2.01%	0
2015	10.081108	9.632281	-4.45%	0
2014	9.727071	10.081108	3.64%	0
2013	10.154519	9.727071	-4.21%	0
2012	9.652764	10.154519	5.20%	0
2011	9.503856	9.652764	1.57%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	10.320750	14.991696	45.26%	0
2019	8.063674	10.320750	27.99%	0
2018	10.045743	8.063674	-19.73%	0
2017	8.304387	10.045743	20.97%	0
2016	8.836553	8.304387	-6.02%	0
2015	9.231840	8.836553	-4.28%	0
2014	9.712993	9.231840	-4.95%	0
2013	8.325908	9.712993	16.66%	0
2012	7.480939	8.325908	11.29%	0
2011	8.590672	7.480939	-12.92%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	14.470956	15.615602	7.91%	0
2019	12.434775	14.470956	16.37%	0
2018	13.585039	12.434775	-8.47%	0
2017	12.175180	13.585039	11.58%	0
2016	11.591832	12.175180	5.03%	0
2015	11.913744	11.591832	-2.70%	0
2014	11.777340	11.913744	1.16%	0
2013	9.914691	11.777340	18.79%	0
2012	8.893389	9.914691	11.48%	0
2011	9.144588	8.893389	-2.75%	0
127

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	9.047608	9.519946	5.22%	0
2019	8.616290	9.047608	5.01%	0
2018	9.041580	8.616290	-4.70%	0
2017	9.091149	9.041580	-0.55%	0
2016	9.190983	9.091149	-1.09%	0
2015	9.561278	9.190983	-3.87%	0
2014	9.452848	9.561278	1.15%	0
2013	10.070156	9.452848	-6.13%	0
2012	9.958027	10.070156	1.13%	0
2011	9.774665	9.958027	1.88%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	17.856996	22.355052	25.19%	0
2019	13.750856	17.856996	29.86%	0
2018	15.760014	13.750856	-12.75%	0
2017	12.487814	15.760014	26.20%	0
2016	12.935301	12.487814	-3.46%	0
2015	12.600877	12.935301	2.65%	0
2014	12.842534	12.600877	-1.88%	0
2013	10.361199	12.842534	23.95%	0
2012	8.808930	10.361199	17.62%	0
2011	10.080566	8.808930	-12.61%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	19.210302	28.041811	45.97%	0
2019	15.303163	19.210302	25.53%	0
2018	15.991291	15.303163	-4.30%	0
2017	12.985411	15.991291	23.15%	0
2016	12.355947	12.985411	5.09%	0
2015	12.049597	12.355947	2.54%	0
2014	11.572554	12.049597	4.12%	0
2013	9.266769	11.572554	24.88%	0
2012	8.192875	9.266769	13.11%	0
2011	8.920853	8.192875	-8.16%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.661915	17.063768	8.95%	0
2019	12.935079	15.661915	21.08%	0
2018	13.727975	12.935079	-5.78%	0
2017	11.684269	13.727975	17.49%	0
2016	10.915349	11.684269	7.04%	0
2015	11.207129	10.915349	-2.60%	0
2014	10.552417	11.207129	6.20%	0
2013	8.236492	10.552417	28.12%	0
2012	7.303090	8.236492	12.78%	0
2011	7.752512	7.303090	-5.80%	0
128

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	16.774281	17.786719	6.04%	0
2019	13.493520	16.774281	24.31%	0
2018	14.046704	13.493520	-3.94%	0
2017	12.122798	14.046704	15.87%	0
2016	11.317817	12.122798	7.11%	0
2015	11.669380	11.317817	-3.01%	0
2014	10.831538	11.669380	7.74%	0
2013	8.595178	10.831538	26.02%	0
2012	7.836417	8.595178	9.68%	0
2011	8.102036	7.836417	-3.28%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	12.813846	13.896773	8.45%	0
2019	10.728580	12.813846	19.44%	0
2018	12.478416	10.728580	-14.02%	0
2017	10.809453	12.478416	15.44%	0
2016	10.351962	10.809453	4.42%	0
2015	10.936022	10.351962	-5.34%	0
2014	10.861908	10.936022	0.68%	0
2013	8.706793	10.861908	24.75%	0
2012	7.780565	8.706793	11.90%	0
2011	8.624968	7.780565	-9.79%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	11.499716	12.152577	5.68%	0
2019	10.273161	11.499716	11.94%	0
2018	11.373638	10.273161	-9.68%	0
2017	10.533705	11.373638	7.97%	0
2016	10.302316	10.533705	2.25%	0
2015	10.807146	10.302316	-4.67%	0
2014	10.754400	10.807146	0.49%	0
2013	9.734847	10.754400	10.47%	0
2012	9.098175	9.734847	7.00%	0
2011	9.570822	9.098175	-4.94%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	12.384416	13.300722	7.40%	0
2019	10.689824	12.384416	15.85%	0
2018	12.083210	10.689824	-11.53%	0
2017	10.828052	12.083210	11.59%	0
2016	10.470452	10.828052	3.42%	0
2015	11.013514	10.470452	-4.93%	0
2014	10.917895	11.013514	0.88%	0
2013	9.345768	10.917895	16.82%	0
2012	8.536073	9.345768	9.49%	0
2011	9.175133	8.536073	-6.97%	0
129

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	10.071714	10.440973	3.67%	0
2019	9.445347	10.071714	6.63%	0
2018	10.067501	9.445347	-6.18%	0
2017	9.823164	10.067501	2.49%	0
2016	9.744712	9.823164	0.81%	0
2015	10.188684	9.744712	-4.36%	0
2014	10.233232	10.188684	-0.44%	0
2013	10.121604	10.233232	1.10%	0
2012	9.773133	10.121604	3.57%	0
2011	10.001328	9.773133	-2.28%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	11.981048	12.777782	6.65%	0
2019	10.525111	11.981048	13.83%	0
2018	11.759568	10.525111	-10.50%	0
2017	10.707860	11.759568	9.82%	0
2016	10.410740	10.707860	2.85%	0
2015	10.921606	10.410740	-4.68%	0
2014	10.839965	10.921606	0.75%	0
2013	9.550125	10.839965	13.51%	0
2012	8.821529	9.550125	8.26%	0
2011	9.373666	8.821529	-5.89%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	12.587872	13.615413	8.16%	0
2019	10.688495	12.587872	17.77%	0
2018	12.261101	10.688495	-12.83%	0
2017	10.776789	12.261101	13.77%	0
2016	10.394776	10.776789	3.68%	0
2015	10.953803	10.394776	-5.10%	0
2014	10.872801	10.953803	0.74%	0
2013	9.080145	10.872801	19.74%	0
2012	8.225188	9.080145	10.39%	0
2011	8.954527	8.225188	-8.14%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	11.096224	11.659381	5.08%	0
2019	10.075548	11.096224	10.13%	0
2018	10.982608	10.075548	-8.26%	0
2017	10.372071	10.982608	5.89%	0
2016	10.154812	10.372071	2.14%	0
2015	10.653034	10.154812	-4.68%	0
2014	10.622950	10.653034	0.28%	0
2013	9.911399	10.622950	7.18%	0
2012	9.348807	9.911399	6.02%	0
2011	9.728461	9.348807	-3.90%	0
130

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	12.177122	12.340419	1.34%	0
2019	11.235491	12.177122	8.38%	0
2018	13.834338	11.235491	-18.79%	0
2017	11.698883	13.834338	18.25%	0
2016	12.007015	11.698883	-2.57%	0
2015	12.968265	12.007015	-7.41%	0
2014	14.653604	12.968265	-11.50%	0
2013	12.663805	14.653604	15.71%	0
2012	10.993741	12.663805	15.19%	0
2011	13.028818	10.993741	-15.62%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.691967	16.92%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	10.210705	10.504337	2.88%	0
2019	9.749507	10.210705	4.73%	0
2018	10.191043	9.749507	-4.33%	0
2017	10.151704	10.191043	0.39%	0
2016	10.033003	10.151704	1.18%	0
2015	10.505615	10.033003	-4.50%	0
2014	10.416212	10.505615	0.86%	0
2013	11.045986	10.416212	-5.70%	0
2012	10.667260	11.045986	3.55%	0
2011	10.420132	10.667260	2.37%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	10.890732	11.441886	5.06%	0
2019	10.313779	10.890732	5.59%	0
2018	10.864606	10.313779	-5.07%	0
2017	10.865709	10.864606	-0.01%	0
2016	10.912150	10.865709	-0.43%	0
2015	11.384449	10.912150	-4.15%	0
2014	11.265758	11.384449	1.05%	0
2013	11.937169	11.265758	-5.62%	0
2012	11.567171	11.937169	3.20%	0
2011	11.319553	11.567171	2.19%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	18.054126	19.655869	8.87%	0
2019	15.275735	18.054126	18.19%	0
2018	19.258366	15.275735	-20.68%	0
2017	14.151516	19.258366	36.09%	0
2016	13.664095	14.151516	3.57%	0
2015	16.930611	13.664095	-19.29%	0
2014	18.640457	16.930611	-9.17%	0
2013	19.264119	18.640457	-3.24%	0
2012	17.091659	19.264119	12.71%	0
2011	22.917118	17.091659	-25.42%	0
131

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	10.622253	10.850155	2.15%	0
2020	10.622253	10.850155	2.15%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	8.999725	9.198744	2.21%	0
2019	8.789496	8.999725	2.39%	0
2018	9.128716	8.789496	-3.72%	0
2017	9.280127	9.128716	-1.63%	0
2016	9.559804	9.280127	-2.93%	0
2015	9.932795	9.559804	-3.76%	0
2014	9.858614	9.932795	0.75%	0
2013	10.664667	9.858614	-7.56%	0
2012	10.741357	10.664667	-0.71%	0
2011	10.393021	10.741357	3.35%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	6.564085	6.339893	-3.42%	0
2019	6.693516	6.564085	-1.93%	0
2018	6.853192	6.693516	-2.33%	0
2017	7.082244	6.853192	-3.23%	0
2016	7.349227	7.082244	-3.63%	0
2015	7.627637	7.349227	-3.65%	0
2014	7.916591	7.627637	-3.65%	0
2013	8.216496	7.916591	-3.65%	0
2012	8.528623	8.216496	-3.66%	0
2011	8.850799	8.528623	-3.64%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	7.923552	8.221033	3.75%	0
2019	6.915686	7.923552	14.57%	0
2018	8.426672	6.915686	-17.93%	0
2017	6.881615	8.426672	22.45%	0
2016	7.096606	6.881615	-3.03%	0
2015	7.610680	7.096606	-6.75%	0
2014	7.956319	7.610680	-4.34%	0
2013	7.024005	7.956319	13.27%	0
2012	6.327251	7.024005	11.01%	0
2011	7.296233	6.327251	-13.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	18.306139	19.898616	8.70%	0
2019	15.355353	18.306139	19.22%	0
2018	17.489276	15.355353	-12.20%	0
2017	15.325286	17.489276	14.12%	0
2016	14.528590	15.325286	5.48%	0
2015	15.231075	14.528590	-4.61%	0
2014	15.057435	15.231075	1.15%	0
2013	12.281227	15.057435	22.61%	0
2012	10.998413	12.281227	11.66%	0
2011	11.881425	10.998413	-7.43%	0
132

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	14.566477	15.355046	5.41%	0
2019	13.107384	14.566477	11.13%	0
2018	14.300330	13.107384	-8.34%	0
2017	13.354012	14.300330	7.09%	0
2016	13.036772	13.354012	2.43%	0
2015	13.554204	13.036772	-3.82%	0
2014	13.450915	13.554204	0.77%	0
2013	12.308123	13.450915	9.28%	0
2012	11.679280	12.308123	5.38%	0
2011	12.014433	11.679280	-2.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	17.745074	19.084027	7.55%	0
2019	15.355269	17.745074	15.56%	0
2018	17.043259	15.355269	-9.90%	0
2017	15.405523	17.043259	10.63%	0
2016	14.838980	15.405523	3.82%	0
2015	15.483539	14.838980	-4.16%	0
2014	15.274033	15.483539	1.37%	0
2013	13.266247	15.274033	15.13%	0
2012	12.267228	13.266247	8.14%	0
2011	12.851239	12.267228	-4.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	10.298891	10.589370	2.82%	0
2019	9.758715	10.298891	5.54%	0
2018	10.316555	9.758715	-5.41%	0
2017	10.130564	10.316555	1.84%	0
2016	10.083314	10.130564	0.47%	0
2015	10.437690	10.083314	-3.40%	0
2014	10.427436	10.437690	0.10%	0
2013	10.323642	10.427436	1.01%	0
2012	10.188400	10.323642	1.33%	0
2011	10.272304	10.188400	-0.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	14.623401	15.547253	6.32%	0
2019	12.889959	14.623401	13.45%	0
2018	14.186979	12.889959	-9.14%	0
2017	13.037424	14.186979	8.82%	0
2016	12.627872	13.037424	3.24%	0
2015	13.150321	12.627872	-3.97%	0
2014	12.976179	13.150321	1.34%	0
2013	11.547539	12.976179	12.37%	0
2012	10.816542	11.547539	6.76%	0
2011	11.229956	10.816542	-3.68%	0
133

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	16.947152	18.341768	8.23%	0
2020	16.947152	18.341768	8.23%	0
2019	14.437583	16.947152	17.38%	0
2018	16.242864	14.437583	-11.11%	0
2017	14.446699	16.242864	12.43%	0
2016	13.820195	14.446699	4.53%	0
2015	14.449267	13.820195	-4.35%	0
2014	14.288379	14.449267	1.13%	0
2013	12.117773	14.288379	17.91%	0
2012	11.056469	12.117773	9.60%	0
2011	11.723814	11.056469	-5.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	12.475346	13.048096	4.59%	0
2019	11.409527	12.475346	9.34%	0
2018	12.303415	11.409527	-7.27%	0
2017	11.691187	12.303415	5.24%	0
2016	11.478199	11.691187	1.86%	0
2015	11.916699	11.478199	-3.68%	0
2014	11.808482	11.916699	0.92%	0
2013	11.091686	11.808482	6.46%	0
2012	10.656148	11.091686	4.09%	0
2011	10.835391	10.656148	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	17.595569	22.025539	25.18%	0
2019	14.024116	17.595569	25.47%	0
2018	15.063296	14.024116	-6.90%	0
2017	12.035751	15.063296	25.15%	0
2016	12.246681	12.035751	-1.72%	0
2015	12.324911	12.246681	-0.63%	0
2014	11.613240	12.324911	6.13%	0
2013	8.967006	11.613240	29.51%	0
2012	8.013974	8.967006	11.89%	0
2011	8.594762	8.013974	-6.76%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	30.255102	34.552213	14.20%	0
2019	22.864810	30.255102	32.32%	0
2018	24.107578	22.864810	-5.16%	0
2017	19.688316	24.107578	22.45%	0
2016	19.774633	19.688316	-0.44%	0
2015	19.579515	19.774633	1.00%	0
2014	18.718512	19.579515	4.60%	0
2013	14.254788	18.718512	31.31%	0
2012	12.494271	14.254788	14.09%	0
2011	13.298420	12.494271	-6.05%	0
134

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	23.340409	22.801533	-2.31%	0
2019	19.122055	23.340409	22.06%	0
2018	21.927474	19.122055	-12.79%	0
2017	20.984909	21.927474	4.49%	0
2016	18.115839	20.984909	15.84%	0
2015	19.676272	18.115839	-7.93%	0
2014	18.080535	19.676272	8.83%	0
2013	14.251315	18.080535	26.87%	0
2012	12.925308	14.251315	10.26%	0
2011	13.349032	12.925308	-3.17%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.718019	17.18%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	24.794061	26.955307	8.72%	0
2019	20.518686	24.794061	20.84%	0
2018	24.087162	20.518686	-14.81%	0
2017	21.628240	24.087162	11.37%	0
2016	18.702083	21.628240	15.65%	0
2015	19.964023	18.702083	-6.32%	0
2014	18.978871	19.964023	5.19%	0
2013	14.831594	18.978871	27.96%	0
2012	13.127039	14.831594	12.99%	0
2011	13.998329	13.127039	-6.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	17.244617	16.424814	-4.75%	0
2019	14.451640	17.244617	19.33%	0
2018	17.275184	14.451640	-16.34%	0
2017	15.748164	17.275184	9.70%	0
2016	13.897757	15.748164	13.31%	0
2015	14.852953	13.897757	-6.43%	0
2014	13.173396	14.852953	12.75%	0
2013	10.076920	13.173396	30.73%	0
2012	8.990069	10.076920	12.09%	0
2011	9.551729	8.990069	-5.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	19.020176	25.751322	35.39%	0
2019	14.581915	19.020176	30.44%	0
2018	16.492965	14.581915	-11.59%	0
2017	13.731383	16.492965	20.11%	0
2016	13.187429	13.731383	4.12%	0
2015	13.614984	13.187429	-3.14%	0
2014	13.781039	13.614984	-1.20%	0
2013	9.935793	13.781039	38.70%	0
2012	9.119114	9.935793	8.96%	0
2011	9.546122	9.119114	-4.47%	0
135

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	19.070603	19.284343	1.12%	0
2019	16.676070	19.070603	14.36%	0
2018	20.888725	16.676070	-20.17%	0
2017	19.932913	20.888725	4.80%	0
2016	16.467628	19.932913	21.04%	0
2015	18.238754	16.467628	-9.71%	0
2014	17.730199	18.238754	2.87%	0
2013	13.141519	17.730199	34.92%	0
2012	11.338201	13.141519	15.90%	0
2011	12.445676	11.338201	-8.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	21.718256	25.603949	17.89%	0
2019	17.981840	21.718256	20.78%	0
2018	21.415867	17.981840	-16.03%	0
2017	19.633236	21.415867	9.08%	0
2016	16.626453	19.633236	18.08%	0
2015	17.589785	16.626453	-5.48%	0
2014	18.155332	17.589785	-3.12%	0
2013	13.406177	18.155332	35.43%	0
2012	12.076367	13.406177	11.01%	0
2011	13.305151	12.076367	-9.24%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.848474	17.316304	9.26%	0
2019	12.841921	15.848474	23.41%	0
2018	14.034152	12.841921	-8.50%	0
2017	11.673616	14.034152	20.22%	0
2016	10.669489	11.673616	9.41%	0
2015	11.207408	10.669489	-4.80%	0
2014	10.916004	11.207408	2.67%	0
2013	7.893105	10.916004	38.30%	0
2012	7.012264	7.893105	12.56%	0
2011	8.237673	7.012264	-14.88%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	16.664853	18.201809	9.22%	0
2020	16.664853	18.201809	9.22%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	16.490766	18.008027	9.20%	0
2019	13.578621	16.490766	21.45%	0
2018	14.975976	13.578621	-9.33%	0
2017	13.130280	14.975976	14.06%	0
2016	12.375253	13.130280	6.10%	0
2015	12.898039	12.375253	-4.05%	0
2014	12.113523	12.898039	6.48%	0
2013	9.073892	12.113523	33.50%	0
2012	8.455902	9.073892	7.31%	0
2011	9.071894	8.455902	-6.79%	0
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Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	13.460108	12.229537	-9.14%	0
2019	10.709367	13.460108	25.69%	0
2018	11.587668	10.709367	-7.58%	0
2017	11.329250	11.587668	2.28%	0
2016	10.969672	11.329250	3.28%	0
2015	12.068432	10.969672	-9.10%	0
2014	9.739211	12.068432	23.92%	0
2013	9.842441	9.739211	-1.05%	0
2012	8.838867	9.842441	11.35%	0
2011	8.642414	8.838867	2.27%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020*	10.000000	13.063205	30.63%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	8.119767	8.044961	-0.92%	0
2019	8.096427	8.119767	0.29%	0
2018	8.336478	8.096427	-2.88%	0
2017	8.516904	8.336478	-2.12%	0
2016	8.623771	8.516904	-1.24%	0
2015	8.981128	8.623771	-3.98%	0
2014	9.275550	8.981128	-3.17%	0
2013	9.616810	9.275550	-3.55%	0
2012	9.642335	9.616810	-0.26%	0
2011	9.878377	9.642335	-2.39%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	17.576895	27.181843	54.65%	0
2019	13.331587	17.576895	31.84%	0
2018	14.889207	13.331587	-10.46%	0
2017	12.116576	14.889207	22.88%	0
2016	11.856317	12.116576	2.20%	0
2015	12.348264	11.856317	-3.98%	0
2014	12.356522	12.348264	-0.07%	0
2013	9.252336	12.356522	33.55%	0
2012	8.376921	9.252336	10.45%	0
2011	9.098651	8.376921	-7.93%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	20.411538	23.513883	15.20%	0
2019	16.828560	20.411538	21.29%	0
2018	18.531026	16.828560	-9.19%	0
2017	16.238134	18.531026	14.12%	0
2016	15.338786	16.238134	5.86%	0
2015	15.994044	15.338786	-4.10%	0
2014	15.038594	15.994044	6.35%	0
2013	11.342675	15.038594	32.58%	0
2012	10.608627	11.342675	6.92%	0
2011	11.359662	10.608627	-6.61%	0
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Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.494858	10.777133	2.69%	0
2019	9.500389	10.494858	10.47%	0
2018	10.362319	9.500389	-8.32%	0
2017	9.795733	10.362319	5.78%	0
2016	8.979339	9.795733	9.09%	0
2015	9.545273	8.979339	-5.93%	0
2014*	10.000000	9.545273	-4.55%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	9.356360	9.976038	6.62%	0
2019	9.082499	9.356360	3.02%	0
2018	9.828869	9.082499	-7.59%	0
2017	9.211362	9.828869	6.70%	0
2016	9.289625	9.211362	-0.84%	0
2015	10.386841	9.289625	-10.56%	0
2014	10.747973	10.386841	-3.36%	0
2013	11.939184	10.747973	-9.98%	0
2012	11.776525	11.939184	1.38%	0
2011	11.272679	11.776525	4.47%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	8.983686	8.905897	-0.87%	0
2019	8.971972	8.983686	0.13%	0
2018	9.291718	8.971972	-3.44%	0
2017	9.523479	9.291718	-2.43%	0
2016	9.755938	9.523479	-2.38%	0
2015	10.104429	9.755938	-3.45%	0
2014	10.409318	10.104429	-2.93%	0
2013	10.828806	10.409318	-3.87%	0
2012	10.628967	10.828806	1.88%	0
2011	10.920445	10.628967	-2.67%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	16.763919	22.404916	33.65%	0
2019	12.723784	16.763919	31.75%	0
2018	12.901605	12.723784	-1.38%	0
2017	10.227847	12.901605	26.14%	0
2016*	10.000000	10.227847	2.28%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	12.951110	13.987671	8.00%	0
2019	10.740170	12.951110	20.59%	0
2018	13.784455	10.740170	-22.08%	0
2017	11.301026	13.784455	21.98%	0
2016	12.022988	11.301026	-6.00%	0
2015	12.461095	12.022988	-3.52%	0
2014	13.873651	12.461095	-10.18%	0
2013	11.242905	13.873651	23.40%	0
2012	9.571938	11.242905	17.46%	0
2011	11.959548	9.571938	-19.96%	0
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Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.278568	12.516743	1.94%	0
2019	9.772317	12.278568	25.65%	0
2018	11.085805	9.772317	-11.85%	0
2017*	10.000000	11.085805	10.86%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	4.845290	5.547380	14.49%	0
2019	4.508293	4.845290	7.48%	0
2018	6.538739	4.508293	-31.05%	0
2017	6.922174	6.538739	-5.54%	0
2016	5.009040	6.922174	38.19%	0
2015	7.833322	5.009040	-36.05%	0
2014	10.080948	7.833322	-22.30%	0
2013	9.486222	10.080948	6.27%	0
2012*	10.000000	9.486222	-5.14%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.980371	5.715690	14.76%	0
2019	4.620597	4.980371	7.79%	0
2018	6.688062	4.620597	-30.91%	0
2017	7.060562	6.688062	-5.28%	0
2016	5.098605	7.060562	38.48%	0
2015	7.951909	5.098605	-35.88%	0
2014	10.202792	7.951909	-22.06%	0
2013	9.580156	10.202792	6.50%	0
2012*	10.000000	9.580156	-4.20%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	28.441177	43.239711	52.03%	0
2019	23.647271	28.441177	20.27%	0
2018	24.231421	23.647271	-2.41%	0
2017	19.979912	24.231421	21.28%	0
2016	19.243898	19.979912	3.82%	0
2015	20.565953	19.243898	-6.43%	0
2014	21.753850	20.565953	-5.46%	0
2013	15.028321	21.753850	44.75%	0
2012	14.460887	15.028321	3.92%	0
2011	15.730847	14.460887	-8.07%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
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Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to the Treasury Regulation’s valuation rules, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a SEP IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a Simple IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
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When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
When the owner of a Tax Shelter Annuity attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an owner of a Tax Sheltered Annuity is required to begin certain minimum distributions from age 70 ½ to age 72. However, the change only applies to an owner of a Tax Sheltered annuity who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
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The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
IRS Rev. Proc. 2011-38 addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
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Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulation’s definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couple’s place of domicile.
Consistent with Rev. Proc. 2013-17, the final regulations provide that relationships entered into as civil unions or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
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This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
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Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be currently taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for favorable tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations that would limit the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
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For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For contract owners who attained the age of 70½ prior to January 1, 2020, distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. For those contract owners who attain age 70½ on or after January 1, 2020, the SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin to age 72. For those contract owners , distributions must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
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If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 70½ on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.Required Distributions Upon Death of a Contract Owner Before January 1, 2020Death Before Required Beginning Date
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding:
(a)	The life or life expectancy of the designated beneficiary, with such life expectancy determined under the tables prescribed by Treasury Regulation 1.401(a)(9)-9. Distributions must begin by the end of the calendar following the year of death.
a.	In the case of a non-spouse designated beneficiary, the life expectancy is determined in the calendare year following the contract owner’s death, with such life expectancy reduced by one for each subsequent calendar year that elapsed from the year the life expectancy was determined.
b.	If a designated beneficiary dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
c.	If the sole designated beneficiary is the surviving spouse of the contract owner, then distributions must begin by the later of the calendar year following the year of the contract owner’s death or the end of the calendar year in which the contract owner would have turned 70 ½ (age 72 for those who turn age 70 ½ on or after January 1, 2020).
(b)	If there is no designated beneficiary or if the designated beneficiary elects, the entire balance of the contract must be distributed by December 31st of the fifth year following the contract owner's death.
Death on or after Required Beginning Date
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed at least as rapidly as the distribution method in effect on the contract owner’s death. If the designated beneficiary receiving distributions dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the contract must be distributed by December 31st of the tenth year following the contract owner’s death. This 10-year post-death distribution period applies regardless of whether the contract owner dies before or after the contract owner’s required beginning date.
In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the contract can be distributed over a period not exceeding the life or life expectancy of the eligible designated beneficiary. The life or life expectancy period is generally determined as described in the Death Before Required Beginning Date section above, provided that distributions begin within one year of death. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31st of the tenth year following the eligible designated beneficiary’s death.
A distribution in the form of annuity payments (an annuitization) that began on or after January 1, 2020 while the contract owner was alive may need to be commuted or modified after the contract owner’s death in order to comply with the post-death distribution requirements. However, distributions in the form of annuity payments (an annuitization) that began prior to January 1, 2020, while the contract owner was alive, can continue under that method after the death the contract owner without modification.
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In addition, a beneficiary who is not an eligible designated beneficiary or a designated beneficiary must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death.
Regardless of whether the contract owner dies before or on or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner. Any distributions required under these distribution rules will be made upon that spouse’s death.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed as ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The CARES Act was enacted on March 27, 2020. The CARES Act made numerous changes to the Internal Revenue Code effective January 1, 2020, including the following:
•	Waiving the 2020 lifetime and post death minimum distribution requirement (RMD) from defined contribution plans and IRAs, including the 2019 RMD taken in 2020 for those individuals turning 70½ in 2019. Additionally, 2020 will not be counted in measuring the five-year distribution period requirement for post death RMDs, with the result that the five-year period is extended by one year.
•	Relief for coronavirus-related distributions and loans from qualified plans and IRAs, which includes an exception from the 10% penalty for early distribution and an exemption from the 20% mandatory withholding requirement.
Along with the passage of the CARES Act, the IRS extended the deadline to make a 2019 IRA or Roth IRA contribution to July 15, 2020 in order to coincide with the extended deadline for filing an individual’s income tax return.
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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The Best of America All American AnnuitySM (Compass)
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-7
The date of this prospectus is May 1, 2021.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2021), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 62. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a website (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares
•	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares
1

•	Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
•	Invesco - Invesco V.I. American Franchise Fund: Series II Shares
•	Invesco - Invesco V.I. Comstock Fund: Series II Shares
•	Invesco - Invesco V.I. Core Equity Fund: Series II Shares
•	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II
•	Invesco - Invesco V.I. Global Fund: Series II
•	Invesco - Invesco V.I. Global Strategic Income Fund: Series II
•	Invesco - Invesco V.I. International Growth Fund: Series II Shares
•	Invesco - Invesco V.I. Main Street Fund: Series II
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
•	VanEck VIP Trust - Global Resources Fund: Class S
•	VanEck VIP Trust - Global Resources Fund: Initial Class
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
2

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
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Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-7, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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5

Table of Contents (continued)
6

Table of Contents (continued)
7

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. Some states or governmental entities charge premium tax on purchase payments. Nationwide will deduct an amount equal to the premium tax charged by an applicable governmental entity, which currently ranges between 0% and 3.5% of purchase payments.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule.
Loan Processing Fee	$25 [2]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [3]
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)[4]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option	0.25% [5]
Total Variable Account Charges (including this option only)	1.20%
Five Year CDSC Option	0.15% [6]
Total Variable Account Charges (including this option only)	1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [7]
Total Variable Account Charges (including this option only)	1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.10%
Optional Death Benefits (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[8] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
Total Variable Account Charges (including this option only)	1.10%
One-Year Step Up Death Benefit Option[9] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[10] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
Total Variable Account Charges (including this option only)	1.15%
5% Enhanced Death Benefit Option[11] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Total Variable Account Charges (including this option only)	1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.40%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.25%
Extra Value Option	0.45% [12]
Total Variable Account Charges (including this option only)	1.40%
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Recurring Contract Expenses
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.

Beneficiary Protector Option[13]	0.40%
Total Variable Account Charges (including this option only)	1.35%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50% [14]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.65%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[4]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options.
[5]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-only Contracts.
[6]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
[7]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[8]	This option may not be elected with another death benefit option.
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[9]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[10]	This option may not be elected with another death benefit option.
[11]	This option may be elected alone or along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[12]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[13]	This option may be elected at any time.
[14]	Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2020, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.49%	1.42%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.65%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.42%)	$1,232	$2,092	$2,945	$5,247	*	$1,592	$2,645	$5,247	$532	$1,592	$2,645	$5,247
Minimum Total Underlying Mutual Fund Operating Expenses (0.49%)	$1,135	$1,813	$2,502	$4,477	*	$1,313	$2,202	$4,477	$435	$1,313	$2,202	$4,477
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
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Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000.The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide
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accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five Year CDSC Option	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Reduced Purchase Payment Option
A Reduced Purchase Payment Option is available at the time of application. If an applicant elects this option, Nationwide will reduce the minimum initial purchase payment requirement to $1,000 and subsequent purchase payment requirement to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets. This option is not available for contracts issued as Investment-Only Contracts.
Optional Death Benefits
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
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In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70 or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
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Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 3.5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
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Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-7 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on July 22, 1994 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
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In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
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Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
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Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
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Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws (see Appendix C: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).
•	There is no death benefit payable on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or contract value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.
A beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the contract as the sole contract owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
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Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to
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provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
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Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.50% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
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An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2020, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its
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affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
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The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC Option is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
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Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. This option must be elected at the time of application. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization, unless the Contract Owner terminates the option as described below. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Optional Death Benefits
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
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One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is
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calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
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CDSC Options
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
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This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one of the Guaranteed Minimum Income Benefit Options at the time of application. Once elected, the Guaranteed Minimum Income Benefit Options are irrevocable. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. The charges associated with these options are calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial professional regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
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(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. This option may be elected at the time of application or after the contract has been issued, and the option is irrevocable. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a charge of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
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How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant’s 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
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(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Note: The Capital Preservation Plus Option was not available before May 1, 2003.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
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•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
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Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that
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period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. Joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
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The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
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Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on
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the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
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Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
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U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter. See, however, the Other Restrictions provision.
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Managers of Multiple Contracts
Some investment financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their
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behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
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Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
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Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
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Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
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These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
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Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.
Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time. Following is an example of how principal and collateral interest, and finance interest accrue over time after a total default of a $50,000 loan.
After default, the first time interest is calculated:
1A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;

6.25%	x	$50,000	=	$3,125
(total interest rate)		(outstanding principal)		($2,000 =collateral interest $1,125 = finance interest)
1B.	The amount from 1A representing collateral interest is added to the outstanding principal;

$2,000	+	$50,000	=	$52,000
(collateral interest)		(outstanding principal)		(outstanding principal and collateral interest)
1C.	The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and

$1,125
(outstanding finance interest)
1D.	The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.

$52,000	+	$1,125	=	$53,125
(outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
Thereafter, when interest is calculated:
2A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;

6.25%	x	$52,000	=	$3,250
(total interest rate)		(1A outstanding principal and collateral interest)		($2,080 = collateral interest $1,170 = finance interest)
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2B.	The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;

$2,080	+	$52,000	=	$54,080
(collateral interest)		(1A outstanding principal and collateral interest)		(outstanding principal and collateral interest)
2C.	The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest ;

6.25%	x	$1,125	=	$70.31
(total interest rate)		(outstanding finance interest)		(finance interest)

$70.31	+	$1,125	=	$1,195.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2D.	The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;

$1,170	+	$1,195.31	=	$2,365.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2E.	The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.

$54,080	+	$2,365.31	=	$56,445.31
(total outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal	$50,000
Outstanding Collateral Interest	$ 40,047
Outstanding Finance Interest	$34,091
Total Outstanding Principal and Interest	$124,138
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
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When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
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Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
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Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner.
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A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
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(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
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If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced
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Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
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The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
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Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
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The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.95% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
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A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant’s 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant’s 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
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•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
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Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance
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authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08666
Securities Act of 1933 Registration File No. 033-89560
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Sub-advisor:	Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania
Investment Objective:	To achieve high current income and moderate capital appreciation.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Reasonable income.
63

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Comstock Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco - Invesco V.I. Core Equity Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (formerly, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. Global Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
64

Invesco - Invesco V.I. International Growth Fund: Series II Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Main Street Fund: Series II (formerly, Invesco Oppenheimer V.I. Main Street Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
65

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
66

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
VanEck VIP Trust - Global Resources Fund: Class S (formerly, VanEck VIP Trust - Global Hard Assets Fund: Class S)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
VanEck VIP Trust - Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Hard Assets Fund: Initial Class)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
67

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2020 (the maximum Variable Account charge of 3.65%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2020; therefore, no Condensed Financial Information is available:
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	29.616884	30.060917	1.50%	13,674
2019	24.189509	29.616884	22.44%	15,736
2018	25.938885	24.189509	-6.74%	17,962
2017	22.080622	25.938885	17.47%	19,220
2016	20.070015	22.080622	10.02%	22,367
2015	19.977495	20.070015	0.46%	25,889
2014	18.454605	19.977495	8.25%	32,794
2013	13.842950	18.454605	33.31%	40,057
2012	11.920416	13.842950	16.13%	43,828
2011	11.345789	11.920416	5.06%	57,420
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	18.942863	19.177755	1.24%	3,198
2019	16.375215	18.942863	15.68%	3,408
2018	21.465378	16.375215	-23.71%	3,499
2017	17.323425	21.465378	23.91%	5,341
2016	17.629860	17.323425	-1.74%	5,433
2015	17.381505	17.629860	1.43%	5,494
2014	18.760245	17.381505	-7.35%	6,158
2013	15.432453	18.760245	21.56%	6,296
2012	13.644113	15.432453	13.11%	10,147
2011	17.098319	13.644113	-20.20%	12,575
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	35.749229	47.855219	33.86%	5,467
2019	26.861392	35.749229	33.09%	5,151
2018	26.504815	26.861392	1.35%	6,462
2017	20.321787	26.504815	30.43%	8,435
2016	20.044250	20.321787	1.38%	10,938
2015	18.254958	20.044250	9.80%	10,081
2014	16.189452	18.254958	12.76%	11,376
2013	11.930527	16.189452	35.70%	15,041
2012	10.372853	11.930527	15.02%	22,104
2011	10.826450	10.372853	-4.67%	28,478
68

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	40.654432	41.497740	2.07%	14,709
2019	34.231529	40.654432	18.76%	15,266
2018	40.802556	34.231529	-16.10%	16,462
2017	36.502315	40.802556	11.78%	18,998
2016	29.530209	36.502315	23.61%	21,019
2015	31.613490	29.530209	-6.59%	24,754
2014	29.295867	31.613490	7.91%	27,990
2013	21.489258	29.295867	36.33%	35,119
2012	18.313487	21.489258	17.34%	39,999
2011	20.233263	18.313487	-9.49%	43,615
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	29.316604	30.623367	4.46%	14,352
2019	25.933644	29.316604	13.04%	16,035
2018	27.113812	25.933644	-4.35%	16,861
2017	25.687352	27.113812	5.55%	17,590
2016	22.643332	25.687352	13.44%	20,227
2015	23.500268	22.643332	-3.65%	22,479
2014	23.164936	23.500268	1.45%	23,411
2013	21.912579	23.164936	5.72%	29,843
2012	19.354396	21.912579	13.22%	49,076
2011	18.622881	19.354396	3.93%	65,016
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.768651	10.741739	-0.25%	15,313
2019	9.066341	10.768651	18.78%	15,982
2018*	10.000000	9.066341	-9.34%	17,535
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	17.591092	18.793481	6.84%	20,926
2019	16.268164	17.591092	8.13%	21,770
2018	16.554747	16.268164	-1.73%	25,136
2017	16.109122	16.554747	2.77%	24,012
2016	15.708421	16.109122	2.55%	25,922
2015	15.929078	15.708421	-1.39%	28,926
2014	15.536102	15.929078	2.53%	37,030
2013	15.568264	15.536102	-0.21%	49,423
2012	14.361317	15.568264	8.40%	69,076
2011	14.215737	14.361317	1.02%	110,228
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	24.016210	31.719489	32.08%	17,146
2019	18.676734	24.016210	28.59%	19,974
2018	19.884529	18.676734	-6.07%	21,021
2017	16.254599	19.884529	22.33%	21,459
2016	15.984997	16.254599	1.69%	24,904
2015	15.974659	15.984997	0.06%	29,974
2014	14.574323	15.974659	9.61%	28,716
2013	10.642837	14.574323	36.94%	40,062
2012	8.789653	10.642837	21.08%	35,107
2011	9.126397	8.789653	-3.69%	33,175
69

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	27.189664	28.665924	5.43%	96,437
2019	21.596328	27.189664	25.90%	108,634
2018	23.839916	21.596328	-9.41%	119,009
2017	21.365232	23.839916	11.58%	137,096
2016	18.324488	21.365232	16.59%	149,097
2015	19.319041	18.324488	-5.15%	169,397
2014	17.979729	19.319041	7.45%	184,094
2013	14.200513	17.979729	26.61%	207,610
2012	12.248111	14.200513	15.94%	254,194
2011	12.284886	12.248111	-0.30%	312,828
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	25.263430	26.923707	6.57%	53,298
2019	19.668172	25.263430	28.45%	60,368
2018	21.868068	19.668172	-10.06%	71,606
2017	18.932284	21.868068	15.51%	71,867
2016	16.504230	18.932284	14.71%	74,524
2015	17.096503	16.504230	-3.46%	86,120
2014	15.658959	17.096503	9.18%	87,508
2013	11.864351	15.658959	31.98%	98,262
2012	10.129951	11.864351	17.12%	106,592
2011	10.089802	10.129951	0.40%	120,881
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	21.968884	31.236805	42.19%	120,232
2019	16.554831	21.968884	32.70%	139,235
2018	16.787049	16.554831	-1.38%	157,576
2017	12.570888	16.787049	33.54%	180,398
2016	12.621707	12.570888	-0.40%	201,616
2015	11.919782	12.621707	5.89%	220,277
2014	10.840267	11.919782	9.96%	237,864
2013	8.047184	10.840267	34.71%	262,587
2012	7.101719	8.047184	13.31%	297,616
2011	7.172026	7.101719	-0.98%	371,501
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	19.697164	19.982853	1.45%	23,575
2019	17.327043	19.697164	13.68%	25,536
2018	18.152508	17.327043	-4.55%	30,315
2017	17.141129	18.152508	5.90%	45,360
2016	15.157441	17.141129	13.09%	51,417
2015	15.918166	15.157441	-4.78%	55,864
2014	15.926815	15.918166	-0.05%	45,996
2013	15.212745	15.926815	4.69%	51,696
2012	13.476208	15.212745	12.89%	75,221
2011	13.117755	13.476208	2.73%	86,023
70

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	47.474450	55.425304	16.75%	91,921
2019	38.912799	47.474450	22.00%	103,768
2018	46.097933	38.912799	-15.59%	109,741
2017	38.609671	46.097933	19.39%	124,716
2016	34.826534	38.609671	10.86%	132,314
2015	35.742690	34.826534	-2.56%	149,909
2014	34.032729	35.742690	5.02%	154,875
2013	25.288268	34.032729	34.58%	170,953
2012	22.285970	25.288268	13.47%	222,867
2011	25.238327	22.285970	-11.70%	260,639
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	15.228701	17.396942	14.24%	52,023
2019	12.058567	15.228701	26.29%	57,240
2018	14.332991	12.058567	-15.87%	64,948
2017	11.131880	14.332991	28.76%	67,614
2016	11.863347	11.131880	-6.17%	75,294
2015	11.594889	11.863347	2.32%	78,355
2014	12.765185	11.594889	-9.17%	43,894
2013	9.900860	12.765185	28.93%	50,516
2012	8.303849	9.900860	19.23%	58,060
2011	10.141934	8.303849	-18.12%	81,474
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	30.955570	33.120687	6.99%	8,452
2019	23.305592	30.955570	32.82%	11,419
2018	28.521064	23.305592	-18.29%	12,819
2017	24.179213	28.521064	17.96%	13,270
2016	22.339183	24.179213	8.24%	16,808
2015	23.296689	22.339183	-4.11%	21,768
2014	22.081917	23.296689	5.50%	22,111
2013	17.124699	22.081917	28.95%	25,643
2012	13.606702	17.124699	25.85%	29,095
2011	15.101760	13.606702	-9.90%	33,586
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	29.970568	42.153119	40.65%	26,770
2019	22.179001	29.970568	35.13%	28,958
2018	23.299306	22.179001	-4.81%	29,883
2017	18.517423	23.299306	25.82%	31,688
2016	18.324958	18.517423	1.05%	32,437
2015	17.661752	18.324958	3.76%	33,149
2014	16.484585	17.661752	7.14%	33,403
2013	11.905000	16.484585	38.47%	36,255
2012	10.599433	11.905000	12.32%	39,992
2011	11.431370	10.599433	-7.28%	37,371
71

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	28.851603	28.266475	-2.03%	29,948
2019	23.313741	28.851603	23.75%	33,924
2018	26.860423	23.313741	-13.20%	34,831
2017	23.063797	26.860423	16.46%	41,880
2016	19.903363	23.063797	15.88%	47,581
2015	21.421195	19.903363	-7.09%	55,412
2014	19.822671	21.421195	8.06%	59,069
2013	14.752926	19.822671	34.36%	65,439
2012	12.524523	14.752926	17.79%	93,018
2011	12.916674	12.524523	-3.04%	116,434
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	21.497360	24.182905	12.49%	2,338
2019	16.868171	21.497360	27.44%	4,832
2018	18.841674	16.868171	-10.47%	5,675
2017	16.851904	18.841674	11.81%	5,780
2016	15.463749	16.851904	8.98%	5,880
2015	16.609048	15.463749	-6.90%	12,882
2014	15.548360	16.609048	6.82%	12,966
2013	12.174648	15.548360	27.71%	17,453
2012	10.818875	12.174648	12.53%	21,275
2011	10.954587	10.818875	-1.24%	12,924
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.697072	46.97%	2,127
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	35.929950	45.317557	26.13%	21,474
2019	27.594853	35.929950	30.21%	28,081
2018	32.169559	27.594853	-14.22%	30,826
2017	23.824317	32.169559	35.03%	34,534
2016	24.090023	23.824317	-1.10%	34,936
2015	23.459542	24.090023	2.69%	41,512
2014	23.207389	23.459542	1.09%	45,419
2013	18.450068	23.207389	25.78%	19,307
2012	15.400841	18.450068	19.80%	23,126
2011	16.997638	15.400841	-9.39%	31,853
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	21.456423	21.888483	2.01%	36,547
2019	19.584988	21.456423	9.56%	42,729
2018	20.714116	19.584988	-5.45%	39,286
2017	19.721755	20.714116	5.03%	44,063
2016	18.736551	19.721755	5.26%	55,922
2015	19.399642	18.736551	-3.42%	61,483
2014	19.109589	19.399642	1.52%	82,112
2013	19.363920	19.109589	-1.31%	103,882
2012	17.278115	19.363920	12.07%	147,892
2011	17.330909	17.278115	-0.30%	177,212
72

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	29.529761	33.267998	12.66%	471
2019	23.248056	29.529761	27.02%	509
2018	27.681256	23.248056	-16.02%	555
2017	22.771005	27.681256	21.56%	2,701
2016	23.150083	22.771005	-1.64%	2,728
2015	23.999881	23.150083	-3.54%	2,952
2014	24.208302	23.999881	-0.86%	2,981
2013	20.587064	24.208302	17.59%	3,205
2012	18.033964	20.587064	14.16%	4,833
2011	19.575298	18.033964	-7.87%	5,561
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	30.168383	33.973702	12.61%	34,731
2019	23.120012	30.168383	30.49%	46,612
2018	25.399682	23.120012	-8.98%	47,375
2017	21.985241	25.399682	15.53%	51,916
2016	19.942386	21.985241	10.24%	60,658
2015	19.526984	19.942386	2.13%	75,538
2014	17.857044	19.526984	9.35%	78,796
2013	13.716123	17.857044	30.19%	88,967
2012	11.875554	13.716123	15.50%	114,713
2011	12.027045	11.875554	-1.26%	129,112
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	27.060032	36.484234	34.83%	16,580
2019	19.756905	27.060032	36.96%	16,868
2018	19.758992	19.756905	-0.01%	19,174
2017	15.747093	19.758992	25.48%	22,407
2016	15.196288	15.747093	3.62%	23,863
2015	14.690878	15.196288	3.44%	27,534
2014	13.662472	14.690878	7.53%	30,135
2013	10.052293	13.662472	35.91%	35,445
2012	8.717264	10.052293	15.31%	39,564
2011	9.378876	8.717264	-7.05%	56,164
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	37.404855	53.938523	44.20%	9,367
2019	26.730569	37.404855	39.93%	9,776
2018	27.459903	26.730569	-2.66%	10,554
2017	21.944192	27.459903	25.14%	12,896
2016	20.362459	21.944192	7.77%	14,432
2015	21.008516	20.362459	-3.08%	16,280
2014	22.928340	21.008516	-8.37%	14,108
2013	16.391773	22.928340	39.88%	16,747
2012	13.688690	16.391773	19.75%	21,661
2011	15.440003	13.688690	-11.34%	33,386
73

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	34.964206	35.747432	2.24%	16,710
2019	27.257114	34.964206	28.28%	18,770
2018	30.699465	27.257114	-11.21%	19,391
2017	26.411199	30.699465	16.24%	21,897
2016	23.435398	26.411199	12.70%	29,609
2015	23.883242	23.435398	-1.88%	38,748
2014	21.880044	23.883242	9.16%	33,383
2013	16.290963	21.880044	34.31%	37,803
2012	14.193338	16.290963	14.78%	43,478
2011	14.396343	14.193338	-1.41%	43,428
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	23.082956	27.483609	19.06%	11,230
2019	18.546590	23.082956	24.46%	14,044
2018	20.742507	18.546590	-10.59%	16,020
2017	16.512381	20.742507	25.62%	13,608
2016	16.053670	16.512381	2.86%	15,486
2015	15.244199	16.053670	5.31%	20,863
2014	15.218030	15.244199	0.17%	21,257
2013	12.037490	15.218030	26.42%	26,197
2012	10.483109	12.037490	14.83%	13,788
2011	10.774935	10.483109	-2.71%	8,518
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.891911	21.655999	21.04%	19,542
2019	12.940897	17.891911	38.26%	29,446
2018	12.990876	12.940897	-0.38%	27,816
2017	10.238123	12.990876	26.89%	31,810
2016	9.765565	10.238123	4.84%	39,259
2015*	10.000000	9.765565	-2.34%	40,480
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	14.248549	21.276730	49.33%	0
2019	10.829167	14.248549	31.58%	0
2018	13.120811	10.829167	-17.47%	0
2017	10.551799	13.120811	24.35%	0
2016	10.922704	10.551799	-3.40%	0
2015	11.100099	10.922704	-1.60%	0
2014	11.360141	11.100099	-2.29%	0
2013	9.472551	11.360141	19.93%	2,772
2012	8.278737	9.472551	14.42%	1,331
2011	9.247941	8.278737	-10.48%	152
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	28.028673	42.059069	50.06%	59,644
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.759088	17.59%	12,441
74

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	14.095171	14.906729	5.76%	22,003
2019	13.091714	14.095171	7.66%	22,335
2018	13.309530	13.091714	-1.64%	16,024
2017	12.897779	13.309530	3.19%	11,583
2016	12.400483	12.897779	4.01%	18,064
2015	12.630635	12.400483	-1.82%	16,418
2014	12.181808	12.630635	3.68%	18,630
2013	12.566112	12.181808	-3.06%	16,913
2012	11.803670	12.566112	6.46%	26,099
2011	11.216857	11.803670	5.23%	15,845
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	31.240325	34.965529	11.92%	14,479
2019	25.712267	31.240325	21.50%	16,363
2018	31.526201	25.712267	-18.44%	17,994
2017	22.537474	31.526201	39.88%	18,037
2016	21.169902	22.537474	6.46%	19,450
2015	25.514765	21.169902	-17.03%	21,748
2014	27.325255	25.514765	-6.63%	25,205
2013	27.469468	27.325255	-0.52%	7,202
2012	23.705775	27.469468	15.88%	8,030
2011	30.919669	23.705775	-23.33%	12,204
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.429323	13.051817	5.01%	0
2020	12.429323	13.051817	5.01%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	15.619806	16.412491	5.07%	104,068
2019	14.839155	15.619806	5.26%	110,206
2018	14.989455	14.839155	-1.00%	117,984
2017	14.823863	14.989455	1.12%	132,337
2016	14.855480	14.823863	-0.21%	147,752
2015	15.014283	14.855480	-1.06%	156,453
2014	14.495959	15.014283	3.58%	163,148
2013	15.253589	14.495959	-4.97%	190,250
2012	14.943453	15.253589	2.08%	224,614
2011	14.065910	14.943453	6.24%	257,972
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	10.285934	10.213022	-0.71%	420,808
2019	10.202836	10.285934	0.81%	480,552
2018	10.159938	10.202836	0.42%	557,777
2017	10.214070	10.159938	-0.53%	620,397
2016	10.310992	10.214070	-0.94%	547,084
2015	10.409884	10.310992	-0.95%	623,993
2014	10.509725	10.409884	-0.95%	778,650
2013	10.610515	10.509725	-0.95%	882,285
2012	10.712556	10.610515	-0.95%	946,940
2011	10.815010	10.712556	-0.95%	757,951
75

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	28.190777	31.501678	11.74%	33,306
2019	23.002271	28.190777	22.56%	36,433
2018	25.480314	23.002271	-9.73%	36,765
2017	21.720988	25.480314	17.31%	37,538
2016	20.032169	21.720988	8.43%	39,407
2015	20.428190	20.032169	-1.94%	43,515
2014	19.644754	20.428190	3.99%	53,768
2013	15.586283	19.644754	26.04%	64,874
2012	13.576952	15.586283	14.80%	86,415
2011	14.267815	13.576952	-4.84%	101,056
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	16.803969	17.762007	5.70%	28,044
2019	15.488617	16.803969	8.49%	32,593
2018	15.925165	15.488617	-2.74%	37,879
2017	15.212999	15.925165	4.68%	45,054
2016	14.730459	15.212999	3.28%	55,812
2015	14.832458	14.730459	-0.69%	68,172
2014	14.413970	14.832458	2.90%	85,273
2013	13.881501	14.413970	3.84%	101,677
2012	13.325285	13.881501	4.17%	116,335
2011	13.069774	13.325285	1.95%	131,511
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	23.265588	25.428405	9.30%	205,098
2019	19.948822	23.265588	16.63%	221,941
2018	21.354093	19.948822	-6.58%	245,466
2017	19.090556	21.354093	11.86%	273,599
2016	17.988287	19.090556	6.13%	312,870
2015	18.221802	17.988287	-1.28%	370,228
2014	17.490371	18.221802	4.18%	434,890
2013	15.140619	17.490371	15.52%	497,266
2012	13.794698	15.140619	9.76%	647,407
2011	13.932367	13.794698	-0.99%	797,053
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	26.465397	29.445800	11.26%	101,539
2020	26.465397	29.445800	11.26%	101,539
2019	21.931912	26.465397	20.67%	153,637
2018	23.997606	21.931912	-8.61%	166,585
2017	20.764006	23.997606	15.57%	184,916
2016	19.323705	20.764006	7.45%	192,673
2015	19.652457	19.323705	-1.67%	207,874
2014	18.903874	19.652457	3.96%	218,476
2013	15.595313	18.903874	21.22%	262,915
2012	13.840733	15.595313	12.68%	300,520
2011	14.276814	13.840733	-3.05%	448,726
76

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	20.205448	21.725148	7.52%	60,057
2019	17.975579	20.205448	12.40%	56,702
2018	18.852472	17.975579	-4.65%	64,674
2017	17.427522	18.852472	8.18%	68,365
2016	16.644981	17.427522	4.70%	72,832
2015	16.809758	16.644981	-0.98%	95,246
2014	16.203057	16.809758	3.74%	111,770
2013	14.804710	16.203057	9.45%	155,631
2012	13.834743	14.804710	7.01%	177,748
2011	13.684915	13.834743	1.09%	221,252
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	24.290522	31.257493	28.68%	968
2019	18.832549	24.290522	28.98%	1,252
2018	19.673312	18.832549	-4.27%	233
2017	15.292322	19.673312	28.65%	233
2016	15.137350	15.292322	1.02%	233
2015	14.818766	15.137350	2.15%	233
2014	13.582497	14.818766	9.10%	0
2013	10.201893	13.582497	33.14%	0
2012	8.868570	10.201893	15.03%	0
2011	9.252540	8.868570	-4.15%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.816390	18.16%	54,960
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	37.090167	41.453131	11.76%	20,207
2019	29.857939	37.090167	24.22%	23,340
2018	34.089177	29.857939	-12.41%	25,672
2017	29.777571	34.089177	14.48%	28,285
2016	25.049267	29.777571	18.88%	33,322
2015	26.010487	25.049267	-3.70%	35,536
2014	24.052890	26.010487	8.14%	35,955
2013	18.284844	24.052890	31.55%	41,307
2012	15.741304	18.284844	16.16%	57,918
2011	16.329309	15.741304	-3.60%	68,026
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	26.631932	37.066373	39.18%	6,442
2019	19.861095	26.631932	34.09%	6,416
2018	21.847683	19.861095	-9.09%	6,463
2017	17.695368	21.847683	23.47%	6,765
2016	16.532425	17.695368	7.03%	9,266
2015	16.603044	16.532425	-0.43%	11,445
2014	16.347350	16.603044	1.56%	14,773
2013	11.465150	16.347350	42.58%	19,445
2012	10.235272	11.465150	12.02%	33,851
2011	10.422995	10.235272	-1.80%	40,761
77

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	28.601002	29.731879	3.95%	10,884
2019	24.328140	28.601002	17.56%	11,498
2018	29.637715	24.328140	-17.91%	12,154
2017	27.512951	29.637715	7.72%	12,495
2016	22.112292	27.512951	24.42%	12,413
2015	23.822645	22.112292	-7.18%	12,584
2014	22.527126	23.822645	5.75%	14,639
2013	16.242327	22.527126	38.69%	17,409
2012	13.630774	16.242327	19.16%	18,021
2011	14.554941	13.630774	-6.35%	31,536
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	36.158784	43.822101	21.19%	10,288
2019	29.122079	36.158784	24.16%	10,498
2018	33.731983	29.122079	-13.67%	12,073
2017	30.083817	33.731983	12.13%	12,588
2016	24.784337	30.083817	21.38%	14,069
2015	25.505388	24.784337	-2.83%	14,749
2014	25.607629	25.505388	-0.40%	16,748
2013	18.394164	25.607629	39.22%	19,445
2012	16.116918	18.394164	14.13%	24,501
2011	17.273568	16.116918	-6.70%	25,622
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	21.880005	24.576366	12.32%	2,908
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	22.766173	25.557519	12.26%	0
2019	18.234983	22.766173	24.85%	0
2018	19.559967	18.234983	-6.77%	0
2017	16.683398	19.559967	17.24%	0
2016	15.296666	16.683398	9.07%	0
2015	15.508268	15.296666	-1.36%	0
2014	14.167999	15.508268	9.46%	0
2013	10.323799	14.167999	37.24%	0
2012	9.357811	10.323799	10.32%	9
2011	9.766311	9.357811	-4.18%	1,023
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	31.467166	37.265448	18.43%	1,563
2019	25.236501	31.467166	24.69%	3,298
2018	27.027434	25.236501	-6.63%	3,671
2017	23.039857	27.027434	17.31%	3,715
2016	21.172225	23.039857	8.82%	6,095
2015	21.474851	21.172225	-1.41%	7,231
2014	19.641663	21.474851	9.33%	7,282
2013	14.411002	19.641663	36.30%	9,171
2012	13.110097	14.411002	9.92%	7,935
2011	13.656248	13.110097	-4.00%	7,819
78

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.989938	7.050073	17.70%	0
2019	5.421436	5.989938	10.49%	754
2018	7.647271	5.421436	-29.11%	1,948
2017	7.875679	7.647271	-2.90%	36,473
2016	5.544135	7.875679	42.05%	37,581
2015	8.433083	5.544135	-34.26%	5,189
2014	10.556304	8.433083	-20.11%	11,657
2013	9.662724	10.556304	9.25%	7,433
2012*	10.000000	9.662724	-3.37%	7,395
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	6.157343	7.264462	17.98%	553
2019	5.556865	6.157343	10.81%	1,515
2018	7.822457	5.556865	-28.96%	1,515
2017	8.033694	7.822457	-2.63%	3,699
2016	5.643680	8.033694	42.35%	3,699
2015	8.561375	5.643680	-34.08%	3,699
2014	10.684685	8.561375	-19.87%	18,237
2013	9.759140	10.684685	9.48%	19,524
2012*	10.000000	9.759140	-2.41%	19,696
79

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	19.512803	19.265357	-1.27%	0
2019	16.383484	19.512803	19.10%	0
2018	18.063650	16.383484	-9.30%	0
2017	15.806157	18.063650	14.28%	0
2016	14.768283	15.806157	7.03%	0
2015	15.112149	14.768283	-2.28%	0
2014	14.351333	15.112149	5.30%	0
2013	11.066448	14.351333	29.68%	0
2012	9.797160	11.066448	12.96%	0
2011	9.585617	9.797160	2.21%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	10.097657	9.944140	-1.52%	0
2019	8.973547	10.097657	12.53%	0
2018	12.094859	8.973547	-25.81%	0
2017	10.033584	12.094859	20.54%	0
2016	10.496406	10.033584	-4.41%	0
2015	10.638674	10.496406	-1.34%	0
2014	11.804525	10.638674	-9.88%	0
2013	9.982517	11.804525	18.25%	0
2012	9.073593	9.982517	10.02%	0
2011	11.689316	9.073593	-22.38%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	26.405735	34.384791	30.22%	0
2019	20.396702	26.405735	29.46%	0
2018	20.693326	20.396702	-1.43%	0
2017	16.308889	20.693326	26.88%	0
2016	16.535677	16.308889	-1.37%	0
2015	15.481463	16.535677	6.81%	0
2014	14.114423	15.481463	9.69%	0
2013	10.692614	14.114423	32.00%	0
2012	9.557599	10.692614	11.88%	0
2011	10.254553	9.557599	-7.26%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	23.383324	23.217616	-0.71%	0
2019	20.240686	23.383324	15.53%	0
2018	24.806682	20.240686	-18.41%	0
2017	22.812132	24.806682	8.74%	0
2016	18.970449	22.812132	20.25%	0
2015	20.878126	18.970449	-9.14%	0
2014	19.889776	20.878126	4.97%	0
2013	14.998153	19.889776	32.61%	0
2012	13.140681	14.998153	14.14%	0
2011	14.924531	13.140681	-11.95%	0
80

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	16.332625	16.595561	1.61%	0
2019	14.852669	16.332625	9.96%	0
2018	15.966244	14.852669	-6.97%	0
2017	15.548868	15.966244	2.68%	0
2016	14.089178	15.548868	10.36%	0
2015	15.032314	14.089178	-6.27%	0
2014	15.233059	15.032314	-1.32%	0
2013	14.813264	15.233059	2.83%	0
2012	13.451411	14.813264	10.12%	0
2011	13.304725	13.451411	1.10%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.367720	10.059859	-2.97%	0
2019	8.973352	10.367720	15.54%	0
2018*	10.000000	8.973352	-10.27%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	10.114176	10.511033	3.92%	0
2019	9.615587	10.114176	5.19%	0
2018	10.060728	9.615587	-4.42%	0
2017	10.063448	10.060728	-0.03%	0
2016	10.087348	10.063448	-0.24%	0
2015	10.515723	10.087348	-4.07%	0
2014	10.543694	10.515723	-0.27%	0
2013	10.861631	10.543694	-2.93%	0
2012	10.301044	10.861631	5.44%	0
2011	10.481562	10.301044	-1.72%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	23.469120	30.152484	28.48%	0
2019	18.762614	23.469120	25.08%	0
2018	20.539335	18.762614	-8.65%	0
2017	17.258678	20.539335	19.01%	0
2016	17.446722	17.258678	-1.08%	0
2015	17.924134	17.446722	-2.66%	0
2014	16.811119	17.924134	6.62%	0
2013	12.619965	16.811119	33.21%	0
2012	10.715130	12.619965	17.78%	0
2011	11.436838	10.715130	-6.31%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	17.945470	18.403980	2.56%	0
2019	14.653100	17.945470	22.47%	0
2018	16.631497	14.653100	-11.90%	0
2017	15.321365	16.631497	8.55%	0
2016	13.507892	15.321365	13.43%	0
2015	14.640235	13.507892	-7.73%	0
2014	14.007112	14.640235	4.52%	0
2013	11.372697	14.007112	23.16%	0
2012	10.084550	11.372697	12.77%	0
2011	10.397749	10.084550	-3.01%	0
81

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	19.053169	19.751762	3.67%	0
2019	15.248812	19.053169	24.95%	0
2018	17.432490	15.248812	-12.53%	0
2017	15.513648	17.432490	12.37%	0
2016	13.901893	15.513648	11.59%	0
2015	14.804441	13.901893	-6.10%	0
2014	13.939570	14.804441	6.20%	0
2013	10.857311	13.939570	28.39%	0
2012	9.530451	10.857311	13.92%	0
2011	9.758146	9.530451	-2.33%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	24.356729	33.688903	38.31%	0
2019	18.868401	24.356729	29.09%	0
2018	19.672527	18.868401	-4.09%	0
2017	15.142833	19.672527	29.91%	0
2016	15.628962	15.142833	-3.11%	0
2015	15.173392	15.628962	3.00%	0
2014	14.185903	15.173392	6.96%	0
2013	10.825656	14.185903	31.04%	0
2012	9.822008	10.825656	10.22%	0
2011	10.196620	9.822008	-3.67%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	14.634786	14.442271	-1.32%	0
2019	13.234398	14.634786	10.58%	0
2018	14.255644	13.234398	-7.16%	0
2017	13.837420	14.255644	3.02%	0
2016	12.577832	13.837420	10.01%	0
2015	13.579383	12.577832	-7.38%	0
2014	13.967519	13.579383	-2.78%	0
2013	13.715046	13.967519	1.84%	0
2012	12.490707	13.715046	9.80%	0
2011	12.498236	12.490707	-0.06%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	26.515309	30.112253	13.57%	0
2019	22.342427	26.515309	18.68%	0
2018	27.214546	22.342427	-17.90%	0
2017	23.430224	27.214546	16.15%	0
2016	21.724982	23.430224	7.85%	0
2015	22.921500	21.724982	-5.22%	0
2014	22.436646	22.921500	2.16%	0
2013	17.138501	22.436646	30.91%	0
2012	15.527999	17.138501	10.37%	0
2011	18.077260	15.527999	-14.10%	0
82

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	15.091704	16.770469	11.12%	0
2019	12.284843	15.091704	22.85%	0
2018	15.013872	12.284843	-18.18%	0
2017	11.986230	15.013872	25.26%	0
2016	13.130875	11.986230	-8.72%	0
2015	13.193525	13.130875	-0.47%	0
2014	14.932463	13.193525	-11.65%	0
2013	11.906052	14.932463	25.42%	0
2012	10.265995	11.906052	15.98%	0
2011	12.889667	10.265995	-20.35%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	18.691628	19.453561	4.08%	0
2019	14.466527	18.691628	29.21%	0
2018	18.203365	14.466527	-20.53%	0
2017	15.863119	18.203365	14.75%	0
2016	15.065549	15.863119	5.29%	0
2015	16.151731	15.065549	-6.72%	0
2014	15.738598	16.151731	2.62%	0
2013	12.547198	15.738598	25.44%	0
2012	10.249546	12.547198	22.42%	0
2011	11.694152	10.249546	-12.35%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.191786	31.730608	36.82%	0
2019	17.643275	23.191786	31.45%	0
2018	19.057150	17.643275	-7.42%	0
2017	15.568773	19.057150	22.41%	0
2016	15.837469	15.568773	-1.70%	0
2015	15.692115	15.837469	0.93%	0
2014	15.056675	15.692115	4.22%	0
2013	11.178265	15.056675	34.70%	0
2012	10.231919	11.178265	9.25%	0
2011	11.343704	10.231919	-9.80%	0
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	19.304923	18.397542	-4.70%	0
2019	16.036380	19.304923	20.38%	0
2018	18.997047	16.036380	-15.58%	0
2017	16.767389	18.997047	13.30%	0
2016	14.874094	16.767389	12.73%	0
2015	16.457248	14.874094	-9.62%	0
2014	15.655973	16.457248	5.12%	0
2013	11.978143	15.655973	30.70%	0
2012	10.454445	11.978143	14.57%	0
2011	11.083392	10.454445	-5.67%	0
83

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	14.730104	16.118490	9.43%	0
2019	11.881972	14.730104	23.97%	0
2018	13.646437	11.881972	-12.93%	0
2017	12.546223	13.646437	8.77%	0
2016	11.834395	12.546223	6.01%	0
2015	13.067237	11.834395	-9.43%	0
2014	12.575564	13.067237	3.91%	0
2013	10.122654	12.575564	24.23%	0
2012	9.248069	10.122654	9.46%	0
2011	9.625954	9.248069	-3.93%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.428264	44.28%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	23.474015	28.800359	22.69%	0
2019	18.533510	23.474015	26.66%	0
2018	22.215603	18.533510	-16.57%	0
2017	16.911809	22.215603	31.36%	0
2016	17.578364	16.911809	-3.79%	0
2015	17.598093	17.578364	-0.11%	0
2014	17.896876	17.598093	-1.67%	0
2013	14.626586	17.896876	22.36%	0
2012	12.552109	14.626586	16.53%	0
2011	14.241312	12.552109	-11.86%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	11.616254	11.527029	-0.77%	0
2019	10.900139	11.616254	6.57%	0
2018	11.853523	10.900139	-8.04%	0
2017	11.600981	11.853523	2.18%	0
2016	11.329403	11.600981	2.40%	0
2015	12.059182	11.329403	-6.05%	0
2014	12.211769	12.059182	-1.25%	0
2013	12.721108	12.211769	-4.00%	0
2012	11.669679	12.721108	9.01%	0
2011	12.032512	11.669679	-3.02%	0
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	19.428362	21.291195	9.59%	0
2019	15.723943	19.428362	23.56%	0
2018	19.250531	15.723943	-18.32%	0
2017	16.277968	19.250531	18.26%	0
2016	17.011458	16.277968	-4.31%	0
2015	18.130435	17.011458	-6.17%	0
2014	18.800529	18.130435	-3.56%	0
2013	16.436029	18.800529	14.39%	0
2012	14.802025	16.436029	11.04%	0
2011	16.516812	14.802025	-10.38%	0
84

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	20.464042	22.416994	9.54%	0
2019	16.122261	20.464042	26.93%	0
2018	18.211408	16.122261	-11.47%	0
2017	16.203495	18.211408	12.39%	0
2016	15.108480	16.203495	7.25%	0
2015	15.208355	15.108480	-0.66%	0
2014	14.297439	15.208355	6.37%	0
2013	11.289443	14.297439	26.64%	0
2012	10.048971	11.289443	12.34%	0
2011	10.461772	10.048971	-3.95%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	21.668744	28.419348	31.15%	0
2019	16.263819	21.668744	33.23%	0
2018	16.724176	16.263819	-2.75%	0
2017	13.700591	16.724176	22.07%	0
2016	13.590822	13.700591	0.81%	0
2015	13.507029	13.590822	0.62%	0
2014	12.913534	13.507029	4.60%	0
2013	9.767299	12.913534	32.21%	0
2012	8.708046	9.767299	12.16%	0
2011	9.631074	8.708046	-9.58%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	26.479178	37.143899	40.28%	0
2019	19.452754	26.479178	36.12%	0
2018	20.547110	19.452754	-5.33%	0
2017	16.878430	20.547110	21.74%	0
2016	16.099458	16.878430	4.84%	0
2015	17.075918	16.099458	-5.72%	0
2014	19.159031	17.075918	-10.87%	0
2013	14.080457	19.159031	36.07%	0
2012	12.088830	14.080457	16.47%	0
2011	14.017071	12.088830	-13.76%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	23.447636	23.319046	-0.55%	0
2019	18.791211	23.447636	24.78%	0
2018	21.761273	18.791211	-13.65%	0
2017	19.244339	21.761273	13.08%	0
2016	17.553114	19.244339	9.63%	0
2015	18.389887	17.553114	-4.55%	0
2014	17.319489	18.389887	6.18%	0
2013	13.256375	17.319489	30.65%	0
2012	11.873853	13.256375	11.64%	0
2011	12.380504	11.873853	-4.09%	0
85

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	17.673789	20.469717	15.82%	0
2019	14.598256	17.673789	21.07%	0
2018	16.787208	14.598256	-13.04%	0
2017	13.736849	16.787208	22.21%	0
2016	13.728324	13.736849	0.06%	0
2015	13.401341	13.728324	2.44%	0
2014	13.753238	13.401341	-2.56%	0
2013	11.183357	13.753238	22.98%	0
2012	10.012785	11.183357	11.69%	0
2011	10.579447	10.012785	-5.36%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	15.684805	18.467152	17.74%	0
2019	11.662328	15.684805	34.49%	0
2018	12.037463	11.662328	-3.12%	0
2017	9.751579	12.037463	23.44%	0
2016	9.561379	9.751579	1.99%	0
2015*	10.000000	9.561379	-4.39%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	10.320750	14.991696	45.26%	0
2019	8.063674	10.320750	27.99%	0
2018	10.045743	8.063674	-19.73%	0
2017	8.304387	10.045743	20.97%	0
2016	8.836553	8.304387	-6.02%	0
2015	9.231840	8.836553	-4.28%	0
2014	9.712993	9.231840	-4.95%	0
2013	8.325908	9.712993	16.66%	0
2012	7.480939	8.325908	11.29%	0
2011	8.590672	7.480939	-12.92%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	19.210302	28.041811	45.97%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.691967	16.92%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	10.210705	10.504337	2.88%	0
2019	9.749507	10.210705	4.73%	0
2018	10.191043	9.749507	-4.33%	0
2017	10.151704	10.191043	0.39%	0
2016	10.033003	10.151704	1.18%	0
2015	10.505615	10.033003	-4.50%	0
2014	10.416212	10.505615	0.86%	0
2013	11.045986	10.416212	-5.70%	0
2012	10.667260	11.045986	3.55%	0
2011	10.420132	10.667260	2.37%	0
86

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	18.054126	19.655869	8.87%	0
2019	15.275735	18.054126	18.19%	0
2018	19.258366	15.275735	-20.68%	0
2017	14.151516	19.258366	36.09%	0
2016	13.664095	14.151516	3.57%	0
2015	16.930611	13.664095	-19.29%	0
2014	18.640457	16.930611	-9.17%	0
2013	19.264119	18.640457	-3.24%	0
2012	17.091659	19.264119	12.71%	0
2011	22.917118	17.091659	-25.42%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	10.622253	10.850155	2.15%	0
2020	10.622253	10.850155	2.15%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	8.999725	9.198744	2.21%	0
2019	8.789496	8.999725	2.39%	0
2018	9.128716	8.789496	-3.72%	0
2017	9.280127	9.128716	-1.63%	0
2016	9.559804	9.280127	-2.93%	0
2015	9.932795	9.559804	-3.76%	0
2014	9.858614	9.932795	0.75%	0
2013	10.664667	9.858614	-7.56%	0
2012	10.741357	10.664667	-0.71%	0
2011	10.393021	10.741357	3.35%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	6.564085	6.339893	-3.42%	0
2019	6.693516	6.564085	-1.93%	0
2018	6.853192	6.693516	-2.33%	0
2017	7.082244	6.853192	-3.23%	0
2016	7.349227	7.082244	-3.63%	0
2015	7.627637	7.349227	-3.65%	0
2014	7.916591	7.627637	-3.65%	0
2013	8.216496	7.916591	-3.65%	0
2012	8.528623	8.216496	-3.66%	0
2011	8.850799	8.528623	-3.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	18.306139	19.898616	8.70%	0
2019	15.355353	18.306139	19.22%	0
2018	17.489276	15.355353	-12.20%	0
2017	15.325286	17.489276	14.12%	0
2016	14.528590	15.325286	5.48%	0
2015	15.231075	14.528590	-4.61%	0
2014	15.057435	15.231075	1.15%	0
2013	12.281227	15.057435	22.61%	0
2012	10.998413	12.281227	11.66%	0
2011	11.881425	10.998413	-7.43%	0
87

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	10.298891	10.589370	2.82%	0
2019	9.758715	10.298891	5.54%	0
2018	10.316555	9.758715	-5.41%	0
2017	10.130564	10.316555	1.84%	0
2016	10.083314	10.130564	0.47%	0
2015	10.437690	10.083314	-3.40%	0
2014	10.427436	10.437690	0.10%	0
2013	10.323642	10.427436	1.01%	0
2012	10.188400	10.323642	1.33%	0
2011	10.272304	10.188400	-0.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	14.623401	15.547253	6.32%	0
2019	12.889959	14.623401	13.45%	0
2018	14.186979	12.889959	-9.14%	0
2017	13.037424	14.186979	8.82%	0
2016	12.627872	13.037424	3.24%	0
2015	13.150321	12.627872	-3.97%	0
2014	12.976179	13.150321	1.34%	0
2013	11.547539	12.976179	12.37%	0
2012	10.816542	11.547539	6.76%	0
2011	11.229956	10.816542	-3.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	16.947152	18.341768	8.23%	0
2020	16.947152	18.341768	8.23%	0
2019	14.437583	16.947152	17.38%	0
2018	16.242864	14.437583	-11.11%	0
2017	14.446699	16.242864	12.43%	0
2016	13.820195	14.446699	4.53%	0
2015	14.449267	13.820195	-4.35%	0
2014	14.288379	14.449267	1.13%	0
2013	12.117773	14.288379	17.91%	0
2012	11.056469	12.117773	9.60%	0
2011	11.723814	11.056469	-5.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	12.475346	13.048096	4.59%	0
2019	11.409527	12.475346	9.34%	0
2018	12.303415	11.409527	-7.27%	0
2017	11.691187	12.303415	5.24%	0
2016	11.478199	11.691187	1.86%	0
2015	11.916699	11.478199	-3.68%	0
2014	11.808482	11.916699	0.92%	0
2013	11.091686	11.808482	6.46%	0
2012	10.656148	11.091686	4.09%	0
2011	10.835391	10.656148	-1.65%	0
88

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	17.595569	22.025539	25.18%	0
2019	14.024116	17.595569	25.47%	0
2018	15.063296	14.024116	-6.90%	0
2017	12.035751	15.063296	25.15%	0
2016	12.246681	12.035751	-1.72%	0
2015	12.324911	12.246681	-0.63%	0
2014	11.613240	12.324911	6.13%	0
2013	8.967006	11.613240	29.51%	0
2012	8.013974	8.967006	11.89%	0
2011	8.594762	8.013974	-6.76%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.718019	17.18%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	24.794061	26.955307	8.72%	0
2019	20.518686	24.794061	20.84%	0
2018	24.087162	20.518686	-14.81%	0
2017	21.628240	24.087162	11.37%	0
2016	18.702083	21.628240	15.65%	0
2015	19.964023	18.702083	-6.32%	0
2014	18.978871	19.964023	5.19%	0
2013	14.831594	18.978871	27.96%	0
2012	13.127039	14.831594	12.99%	0
2011	13.998329	13.127039	-6.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	19.020176	25.751322	35.39%	0
2019	14.581915	19.020176	30.44%	0
2018	16.492965	14.581915	-11.59%	0
2017	13.731383	16.492965	20.11%	0
2016	13.187429	13.731383	4.12%	0
2015	13.614984	13.187429	-3.14%	0
2014	13.781039	13.614984	-1.20%	0
2013	9.935793	13.781039	38.70%	0
2012	9.119114	9.935793	8.96%	0
2011	9.546122	9.119114	-4.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	19.070603	19.284343	1.12%	0
2019	16.676070	19.070603	14.36%	0
2018	20.888725	16.676070	-20.17%	0
2017	19.932913	20.888725	4.80%	0
2016	16.467628	19.932913	21.04%	0
2015	18.238754	16.467628	-9.71%	0
2014	17.730199	18.238754	2.87%	0
2013	13.141519	17.730199	34.92%	0
2012	11.338201	13.141519	15.90%	0
2011	12.445676	11.338201	-8.90%	0
89

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	21.718256	25.603949	17.89%	0
2019	17.981840	21.718256	20.78%	0
2018	21.415867	17.981840	-16.03%	0
2017	19.633236	21.415867	9.08%	0
2016	16.626453	19.633236	18.08%	0
2015	17.589785	16.626453	-5.48%	0
2014	18.155332	17.589785	-3.12%	0
2013	13.406177	18.155332	35.43%	0
2012	12.076367	13.406177	11.01%	0
2011	13.305151	12.076367	-9.24%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.848474	17.316304	9.26%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	16.490766	18.008027	9.20%	0
2019	13.578621	16.490766	21.45%	0
2018	14.975976	13.578621	-9.33%	0
2017	13.130280	14.975976	14.06%	0
2016	12.375253	13.130280	6.10%	0
2015	12.898039	12.375253	-4.05%	0
2014	12.113523	12.898039	6.48%	0
2013	9.073892	12.113523	33.50%	0
2012	8.455902	9.073892	7.31%	0
2011	9.071894	8.455902	-6.79%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	20.411538	23.513883	15.20%	0
2019	16.828560	20.411538	21.29%	0
2018	18.531026	16.828560	-9.19%	0
2017	16.238134	18.531026	14.12%	0
2016	15.338786	16.238134	5.86%	0
2015	15.994044	15.338786	-4.10%	0
2014	15.038594	15.994044	6.35%	0
2013	11.342675	15.038594	32.58%	0
2012	10.608627	11.342675	6.92%	0
2011	11.359662	10.608627	-6.61%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	4.845290	5.547380	14.49%	0
2019	4.508293	4.845290	7.48%	0
2018	6.538739	4.508293	-31.05%	0
2017	6.922174	6.538739	-5.54%	0
2016	5.009040	6.922174	38.19%	0
2015	7.833322	5.009040	-36.05%	0
2014	10.080948	7.833322	-22.30%	0
2013	9.486222	10.080948	6.27%	0
2012*	10.000000	9.486222	-5.14%	0
90

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.980371	5.715690	14.76%	0
2019	4.620597	4.980371	7.79%	0
2018	6.688062	4.620597	-30.91%	0
2017	7.060562	6.688062	-5.28%	0
2016	5.098605	7.060562	38.48%	0
2015	7.951909	5.098605	-35.88%	0
2014	10.202792	7.951909	-22.06%	0
2013	9.580156	10.202792	6.50%	0
2012*	10.000000	9.580156	-4.20%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
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Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to the Treasury Regulation’s valuation rules, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
93

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a SEP IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a Simple IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
94

When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
95

•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
When the owner of a Tax Shelter Annuity attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an owner of a Tax Sheltered Annuity is required to begin certain minimum distributions from age 70 ½ to age 72. However, the change only applies to an owner of a Tax Sheltered annuity who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
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The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
IRS Rev. Proc. 2011-38 addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
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Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulation’s definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couple’s place of domicile.
Consistent with Rev. Proc. 2013-17, the final regulations provide that relationships entered into as civil unions or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
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This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
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Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be currently taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for favorable tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations that would limit the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
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For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For contract owners who attained the age of 70½ prior to January 1, 2020, distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. For those contract owners who attain age 70½ on or after January 1, 2020, the SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin to age 72. For those contract owners , distributions must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
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If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 70½ on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.Required Distributions Upon Death of a Contract Owner Before January 1, 2020Death Before Required Beginning Date
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding:
(a)	The life or life expectancy of the designated beneficiary, with such life expectancy determined under the tables prescribed by Treasury Regulation 1.401(a)(9)-9. Distributions must begin by the end of the calendar following the year of death.
a.	In the case of a non-spouse designated beneficiary, the life expectancy is determined in the calendare year following the contract owner’s death, with such life expectancy reduced by one for each subsequent calendar year that elapsed from the year the life expectancy was determined.
b.	If a designated beneficiary dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
c.	If the sole designated beneficiary is the surviving spouse of the contract owner, then distributions must begin by the later of the calendar year following the year of the contract owner’s death or the end of the calendar year in which the contract owner would have turned 70 ½ (age 72 for those who turn age 70 ½ on or after January 1, 2020).
(b)	If there is no designated beneficiary or if the designated beneficiary elects, the entire balance of the contract must be distributed by December 31st of the fifth year following the contract owner's death.
Death on or after Required Beginning Date
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed at least as rapidly as the distribution method in effect on the contract owner’s death. If the designated beneficiary receiving distributions dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the contract must be distributed by December 31st of the tenth year following the contract owner’s death. This 10-year post-death distribution period applies regardless of whether the contract owner dies before or after the contract owner’s required beginning date.
In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the contract can be distributed over a period not exceeding the life or life expectancy of the eligible designated beneficiary. The life or life expectancy period is generally determined as described in the Death Before Required Beginning Date section above, provided that distributions begin within one year of death. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31st of the tenth year following the eligible designated beneficiary’s death.
A distribution in the form of annuity payments (an annuitization) that began on or after January 1, 2020 while the contract owner was alive may need to be commuted or modified after the contract owner’s death in order to comply with the post-death distribution requirements. However, distributions in the form of annuity payments (an annuitization) that began prior to January 1, 2020, while the contract owner was alive, can continue under that method after the death the contract owner without modification.
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In addition, a beneficiary who is not an eligible designated beneficiary or a designated beneficiary must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death.
Regardless of whether the contract owner dies before or on or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner. Any distributions required under these distribution rules will be made upon that spouse’s death.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed as ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The CARES Act was enacted on March 27, 2020. The CARES Act made numerous changes to the Internal Revenue Code effective January 1, 2020, including the following:
•	Waiving the 2020 lifetime and post death minimum distribution requirement (RMD) from defined contribution plans and IRAs, including the 2019 RMD taken in 2020 for those individuals turning 70½ in 2019. Additionally, 2020 will not be counted in measuring the five-year distribution period requirement for post death RMDs, with the result that the five-year period is extended by one year.
•	Relief for coronavirus-related distributions and loans from qualified plans and IRAs, which includes an exception from the 10% penalty for early distribution and an exemption from the 20% mandatory withholding requirement.
Along with the passage of the CARES Act, the IRS extended the deadline to make a 2019 IRA or Roth IRA contribution to July 15, 2020 in order to coincide with the extended deadline for filing an individual’s income tax return.
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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M&T Variable Annuity Portfolio
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-7
The date of this prospectus is May 1, 2021.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2021), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 63. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a website (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	BNY Mellon Stock Index Fund, Inc.: Initial Shares
•	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
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•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1
•	Invesco - Invesco V.I. Core Equity Fund: Series I Shares
•	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I
•	Invesco - Invesco V.I. Global Fund: Series I
•	Invesco - Invesco V.I. Global Strategic Income Fund: Series I
•	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I
•	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB
•	VanEck VIP Trust - Global Resources Fund: Class S
•	VanEck VIP Trust - Global Resources Fund: Initial Class
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
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Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-7, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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5

Table of Contents (continued)
6

Table of Contents (continued)
7

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. Some states or governmental entities charge premium tax on purchase payments. Nationwide will deduct an amount equal to the premium tax charged by an applicable governmental entity, which currently ranges between 0% and 3.5% of purchase payments.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule.
Loan Processing Fee	$25 [2]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [3]
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)[4]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option	0.25% [5]
Total Variable Account Charges (including this option only)	1.20%
Five Year CDSC Option	0.15% [6]
Total Variable Account Charges (including this option only)	1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [7]
Total Variable Account Charges (including this option only)	1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.10%
Optional Death Benefits (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[8] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
Total Variable Account Charges (including this option only)	1.10%
One-Year Step Up Death Benefit Option[9] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[10] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
Total Variable Account Charges (including this option only)	1.15%
5% Enhanced Death Benefit Option[11] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Total Variable Account Charges (including this option only)	1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.40%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.25%
Extra Value Option	0.45% [12]
Total Variable Account Charges (including this option only)	1.40%
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Recurring Contract Expenses
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.

Beneficiary Protector Option[13]	0.40%
Total Variable Account Charges (including this option only)	1.35%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50% [14]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.65%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[4]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options.
[5]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-only Contracts.
[6]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
[7]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[8]	This option may not be elected with another death benefit option.
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[9]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[10]	This option may not be elected with another death benefit option.
[11]	This option may be elected alone or along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[12]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[13]	This option may be elected at any time.
[14]	Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2020, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.27%	1.42%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.65%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.42%)	$1,232	$2,092	$2,945	$5,247	*	$1,592	$2,645	$5,247	$532	$1,592	$2,645	$5,247
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	$1,112	$1,746	$2,395	$4,284	*	$1,246	$2,095	$4,284	$412	$1,246	$2,095	$4,284
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
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Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000.The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide
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accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five Year CDSC Option	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Reduced Purchase Payment Option
A Reduced Purchase Payment Option is available at the time of application. If an applicant elects this option, Nationwide will reduce the minimum initial purchase payment requirement to $1,000 and subsequent purchase payment requirement to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets. This option is not available for contracts issued as Investment-Only Contracts.
Optional Death Benefits
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
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In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70 or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
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Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 3.5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
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Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-7 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on July 22, 1994 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
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In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
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Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
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Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
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Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws (see Appendix C: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).
•	There is no death benefit payable on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or contract value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.
A beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the contract as the sole contract owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
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Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to
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provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
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Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.50% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
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An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2020, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its
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affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
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The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC Option is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
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Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. This option must be elected at the time of application. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization, unless the Contract Owner terminates the option as described below. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Optional Death Benefits
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
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One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is
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calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
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CDSC Options
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
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This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one of the Guaranteed Minimum Income Benefit Options at the time of application. Once elected, the Guaranteed Minimum Income Benefit Options are irrevocable. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. The charges associated with these options are calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial professional regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
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(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. This option may be elected at the time of application or after the contract has been issued, and the option is irrevocable. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a charge of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
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How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant’s 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
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(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Note: The Capital Preservation Plus Option was not available before May 1, 2003.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
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•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
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Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. Joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
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If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
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•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
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Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
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(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
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•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter. See, however, the Other Restrictions provision.
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Managers of Multiple Contracts
Some investment financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
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Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
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Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
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•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
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(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
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When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.
Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time. Following is an example of how principal and collateral interest, and finance interest accrue over time after a total default of a $50,000 loan.
After default, the first time interest is calculated:
1A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;

6.25%	x	$50,000	=	$3,125
(total interest rate)		(outstanding principal)		($2,000 =collateral interest $1,125 = finance interest)
1B.	The amount from 1A representing collateral interest is added to the outstanding principal;

$2,000	+	$50,000	=	$52,000
(collateral interest)		(outstanding principal)		(outstanding principal and collateral interest)
1C.	The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and

$1,125
(outstanding finance interest)
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1D.	The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.

$52,000	+	$1,125	=	$53,125
(outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
Thereafter, when interest is calculated:
2A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;

6.25%	x	$52,000	=	$3,250
(total interest rate)		(1A outstanding principal and collateral interest)		($2,080 = collateral interest $1,170 = finance interest)
2B.	The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;

$2,080	+	$52,000	=	$54,080
(collateral interest)		(1A outstanding principal and collateral interest)		(outstanding principal and collateral interest)
2C.	The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest ;

6.25%	x	$1,125	=	$70.31
(total interest rate)		(outstanding finance interest)		(finance interest)

$70.31	+	$1,125	=	$1,195.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2D.	The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;

$1,170	+	$1,195.31	=	$2,365.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2E.	The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.

$54,080	+	$2,365.31	=	$56,445.31
(total outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
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This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal	$50,000
Outstanding Collateral Interest	$ 40,047
Outstanding Finance Interest	$34,091
Total Outstanding Principal and Interest	$124,138
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject
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to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
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Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
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The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
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(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
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(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
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(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts
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issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
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Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
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•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
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(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.95% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant’s 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
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If the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant’s 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
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Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
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IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
63

Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08666
Securities Act of 1933 Registration File No. 033-89560
64

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class BInvestment Advisor:	AllianceBernstein L.P.Investment Objective:	Long-term growth of capital.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class IIIInvestment Advisor:	BlackRock Advisors, LLCSub-advisor:	BlackRock Investment Management, LLCInvestment Objective:	Seeks high total investment return.
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service SharesInvestment Advisor:	BNY Mellon Investment Adviser, Inc.Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Initial SharesInvestment Advisor:	BNY Mellon Investment Adviser, Inc.Sub-advisor:	Mellon Investments CorporationInvestment Objective:	The fund seeks to match the total return of the S&P 500® Index.
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008Investment Advisor:
BNY Mellon Investment Adviser, Inc.Sub-advisor:	Newton Investment Management LimitedInvestment Objective:	The fund seeks long-term capital appreciation.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008Investment Advisor:
Federated Investment Management CompanyInvestment Objective:	Current income.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service ClassInvestment Advisor:	Fidelity Management & Research Company (FMR)Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service ClassInvestment Advisor:	Fidelity Management & Research Company (FMR)Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.Investment Objective:
Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006Investment Advisor:
Fidelity Management & Research Company (FMR)Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021Investment Advisor:
Franklin Advisers, Inc.Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1Investment Advisor:	Franklin Advisers, Inc.Investment Objective:	Seeks long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase paymentsInvestment Advisor:
Templeton Investment Counsel, LLCInvestment Objective:	Seeks long-term capital growth.
Invesco - Invesco V.I. Core Equity Fund: Series I SharesInvestment Advisor:	Invesco Advisers, Inc.Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (formerly, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I)Investment Advisor:
Invesco Advisers, Inc.Investment Objective:	Capital appreciation.
65

Invesco - Invesco V.I. Global Fund: Series I (formerly, Invesco Oppenheimer V.I. Global Fund: Series I)Investment Advisor:	Invesco Advisers, Inc.Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (formerly, Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I)Investment Advisor:
Invesco Advisers, Inc.Investment Objective:	The Fund seeks total return.
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (formerly, Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares)Investment Advisor:
Invesco Advisers, Inc.Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (formerly, Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I)Investment Advisor:
Invesco Advisers, Inc.Investment Objective:	Capital appreciation.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017Investment Advisor:
Ivy Investment Management CompanyInvestment Objective:	To seek to provide total return.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service ClassInvestment Advisor:	Massachusetts Financial Services CompanyInvestment Objective:	To seek capital appreciation.
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class IIInvestment Advisor:	Nationwide Fund AdvisorsSub-advisor:	Allianz Global Investors U.S. LLCInvestment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II)Investment Advisor:
Capital Research and Management Company, Nationwide Fund AdvisorsInvestment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II)Investment Advisor:
Capital Research and Management Company, Nationwide Fund AdvisorsInvestment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II)Investment Advisor:
Capital Research and Management Company, Nationwide Fund AdvisorsInvestment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II)Investment Advisor:
Capital Research and Management Company, Nationwide Fund AdvisorsInvestment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II)Investment Advisor:
Capital Research and Management Company, Nationwide Fund AdvisorsInvestment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IIInvestment Advisor:	Nationwide Fund AdvisorsSub-advisor:	AQR Capital Management, LLCInvestment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class IIInvestment Advisor:	Nationwide Fund AdvisorsInvestment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class IIInvestment Advisor:	Nationwide Fund AdvisorsInvestment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class IIInvestment Advisor:	Nationwide Fund AdvisorsInvestment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class IIInvestment Advisor:	Nationwide Fund AdvisorsInvestment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
66

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class IIInvestment Advisor:	Nationwide Fund AdvisorsSub-advisor:	Nationwide Asset Management, LLCInvestment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class IIInvestment Advisor:	Nationwide Fund AdvisorsInvestment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class IIInvestment Advisor:	Nationwide Fund AdvisorsInvestment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective October 16, 2020Investment Advisor:
Nationwide Fund AdvisorsSub-advisor:	Columbia Management Investment Advisers, LLCInvestment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class XInvestment Advisor:	Nationwide Fund AdvisorsSub-advisor:	Columbia Management Investment Advisers, LLCInvestment Objective:	The fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class IInvestment Advisor:	Nationwide Fund AdvisorsSub-advisor:	Nationwide Asset Management, LLCInvestment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class IIInvestment Advisor:	Nationwide Fund AdvisorsSub-advisor:	Neuberger Berman Investment Advisers LLCInvestment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I)Investment Advisor:
Nationwide Fund AdvisorsSub-advisor:	Federated Investment Management CompanyInvestment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IInvestment Advisor:	Nationwide Fund AdvisorsSub-advisor:	Nationwide Asset Management, LLCInvestment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IInvestment Advisor:	Nationwide Fund AdvisorsSub-advisor:	Federated Investment Management CompanyInvestment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020Investment Advisor:
Nationwide Fund AdvisorsSub-advisor:	Lazard Asset Management LLCInvestment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class IIInvestment Advisor:	Nationwide Fund AdvisorsInvestment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class IIInvestment Advisor:	Nationwide Fund AdvisorsInvestment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class IIInvestment Advisor:	Nationwide Fund AdvisorsInvestment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class IIInvestment Advisor:	Nationwide Fund AdvisorsSub-advisor:	Jacobs Levy Equity Management, Inc.Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class IInvestment Advisor:	Nationwide Fund AdvisorsSub-advisor:	Mellon Investments CorporationInvestment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 11, 2020Investment Advisor:
Nationwide Fund AdvisorsSub-advisor:	Mellon Investments CorporationInvestment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class ZInvestment Advisor:	Nationwide Fund AdvisorsSub-advisor:	Mellon Investments CorporationInvestment Objective:	The fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class IInvestment Advisor:	Nationwide Fund AdvisorsSub-advisor:	BlackRock Investment Management, LLCInvestment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class IIInvestment Advisor:	Nationwide Fund AdvisorsSub-advisor:	American Century Investment Management, Inc. and Thompson, Siegel & Walmsley LLCInvestment Objective:	The fund seeks long-term capital appreciation.
67

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IInvestment Advisor:	Nationwide Fund AdvisorsSub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLCInvestment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IInvestment Advisor:	Nationwide Fund AdvisorsSub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II)Investment Advisor:
Nationwide Fund AdvisorsSub-advisor:	Neuberger Berman Investment Advisers LLCInvestment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class IInvestment Advisor:	Nationwide Fund AdvisorsSub-advisor:	Newton Investment Management LimitedInvestment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class IIInvestment Advisor:	Nationwide Fund AdvisorsSub-advisor:	Wellington Management Company LLPInvestment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class IInvestment Advisor:	Nationwide Fund AdvisorsSub-advisor:	BlackRock Investment Management, LLCInvestment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class IIInvestment Advisor:	Nationwide Fund AdvisorsSub-advisor:	Nationwide Asset Management, LLCInvestment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class IIInvestment Advisor:	Nationwide Fund AdvisorsSub-advisor:	Wells Capital Management, Inc.Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor ClassInvestment Advisor:	PIMCOInvestment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor ClassInvestment Advisor:	PIMCOInvestment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before November 19, 2016Investment Advisor:
Putnam Investment Management, LLCSub-advisor:	Putnam Investments LimitedInvestment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase paymentsInvestment Advisor:
Putnam Investment Management, LLCSub-advisor:	The Putnam Advisory Company, LLCInvestment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IBInvestment Advisor:	Putnam Investment Management, LLCSub-advisor:	Putnam Investments LimitedInvestment Objective:	Seeks capital appreciation.
VanEck VIP Trust - Global Resources Fund: Class S (formerly, VanEck VIP Trust - Global Hard Assets Fund: Class S)Investment Advisor:
Van Eck Associates CorporationInvestment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
VanEck VIP Trust - Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Hard Assets Fund: Initial Class)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012Investment Advisor:
Van Eck Associates CorporationInvestment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2Investment Advisor:	Wells Fargo Funds Management, LLCSub-advisor:	Wells Capital Management, Inc.Investment Objective:	Seeks long-term capital appreciation.
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Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2020 (the maximum Variable Account charge of 3.65%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	40.654432	41.497740	2.07%	14,709
2019	34.231529	40.654432	18.76%	15,266
2018	40.802556	34.231529	-16.10%	16,462
2017	36.502315	40.802556	11.78%	18,998
2016	29.530209	36.502315	23.61%	21,019
2015	31.613490	29.530209	-6.59%	24,754
2014	29.295867	31.613490	7.91%	27,990
2013	21.489258	29.295867	36.33%	35,119
2012	18.313487	21.489258	17.34%	39,999
2011	20.233263	18.313487	-9.49%	43,615
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.973520	22.685102	19.56%	9,538
2019	16.267208	18.973520	16.64%	9,801
2018	17.770901	16.267208	-8.46%	11,559
2017	15.778010	17.770901	12.63%	15,486
2016	15.345042	15.778010	2.82%	32,485
2015	15.648868	15.345042	-1.94%	39,080
2014	15.499469	15.648868	0.96%	25,690
2013	13.676520	15.499469	13.33%	30,616
2012	12.556505	13.676520	8.92%	38,118
2011	13.155568	12.556505	-4.55%	81,063
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	41.055703	44.991364	9.59%	951
2019	33.915848	41.055703	21.05%	1,163
2018	37.619454	33.915848	-9.84%	1,233
2017	33.788410	37.619454	11.34%	1,098
2016	27.131505	33.788410	24.54%	1,217
2015	28.045037	27.131505	-3.26%	2,072
2014	26.934559	28.045037	4.12%	1,913
2013	19.324800	26.934559	39.38%	2,939
2012	16.857002	19.324800	14.64%	2,743
2011	16.923108	16.857002	-0.39%	5,255
69

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	36.034226	42.119335	16.89%	3,891
2019	27.731942	36.034226	29.94%	3,893
2018	29.360325	27.731942	-5.55%	3,891
2017	24.388078	29.360325	20.39%	4,570
2016	22.041032	24.388078	10.65%	8,472
2015	22.008764	22.041032	0.15%	10,114
2014	19.590016	22.008764	12.35%	9,882
2013	14.980081	19.590016	30.77%	10,188
2012	13.067548	14.980081	14.64%	13,946
2011	12.949479	13.067548	0.91%	15,229
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	30.338866	37.306074	22.96%	0
2019	22.797083	30.338866	33.08%	0
2018	24.076786	22.797083	-5.32%	0
2017	21.075431	24.076786	14.24%	156
2016	19.277327	21.075431	9.33%	182
2015	20.104491	19.277327	-4.11%	239
2014	17.890549	20.104491	12.37%	473
2013	13.444660	17.890549	33.07%	698
2012	12.122275	13.444660	10.91%	1,464
2011	12.128991	12.122275	-0.06%	2,170
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	18.170125	19.458744	7.09%	7,038
2019	16.761527	18.170125	8.40%	7,911
2018	17.024117	16.761527	-1.54%	10,265
2017	16.520281	17.024117	3.05%	30,592
2016	16.063979	16.520281	2.84%	13,877
2015	16.257638	16.063979	-1.19%	17,532
2014	15.813732	16.257638	2.81%	19,998
2013	15.801862	15.813732	0.08%	22,282
2012	14.540187	15.801862	8.68%	28,312
2011	14.353103	14.540187	1.30%	33,606
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	31.266362	32.996489	5.53%	97,218
2019	24.791920	31.266362	26.12%	102,734
2018	27.326548	24.791920	-9.28%	116,677
2017	24.456413	27.326548	11.74%	145,284
2016	20.941271	24.456413	16.79%	157,581
2015	22.043383	20.941271	-5.00%	180,843
2014	20.483652	22.043383	7.61%	198,752
2013	16.154794	20.483652	26.80%	222,110
2012	13.917919	16.154794	16.07%	241,216
2011	13.931478	13.917919	-0.10%	286,532
70

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	22.247800	25.450837	14.40%	42,510
2019	17.592638	22.247800	26.46%	43,514
2018	20.868571	17.592638	-15.70%	46,777
2017	16.193399	20.868571	28.87%	52,203
2016	17.230760	16.193399	-6.02%	55,827
2015	16.809297	17.230760	2.51%	63,252
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	33.610320	36.013891	7.15%	2,564
2019	25.267978	33.610320	33.02%	2,540
2018	30.860026	25.267978	-18.12%	2,554
2017	26.134635	30.860026	18.08%	2,530
2016	24.100222	26.134635	8.44%	2,557
2015	25.098058	24.100222	-3.98%	3,643
2014	23.749369	25.098058	5.68%	3,448
2013	18.380961	23.749369	29.21%	5,904
2012	14.600683	18.380961	25.89%	5,926
2011	16.171310	14.600683	-9.71%	8,006
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.911110	17.610676	10.68%	3,663
2019	13.402159	15.911110	18.72%	3,678
2018	14.976455	13.402159	-10.51%	3,690
2017	13.502325	14.976455	10.92%	7,388
2016	12.044022	13.502325	12.11%	7,401
2015	12.965069	12.044022	-7.10%	8,507
2014	12.726936	12.965069	1.87%	8,520
2013	10.381296	12.726936	22.59%	8,392
2012	9.087691	10.381296	14.23%	6,038
2011	9.318350	9.087691	-2.48%	3,981
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2020	36.910225	42.492419	15.12%	4,184
2019	28.756583	36.910225	28.35%	4,635
2018	30.511328	28.756583	-5.75%	5,847
2017	25.488968	30.511328	19.70%	7,104
2016	22.120829	25.488968	15.23%	4,757
2015	23.122840	22.120829	-4.33%	8,241
2014	21.415918	23.122840	7.97%	9,759
2013	16.625133	21.415918	28.82%	10,866
2012	14.963121	16.625133	11.11%	17,947
2011	14.211959	14.963121	5.29%	18,664
71

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	19.010875	18.657817	-1.86%	118
2019	17.009626	19.010875	11.77%	118
2018	20.268479	17.009626	-16.08%	118
2017	17.486180	20.268479	15.91%	119
2016	16.423349	17.486180	6.47%	119
2015	17.697243	16.423349	-7.20%	616
2014	20.049744	17.697243	-11.73%	621
2013	16.420393	20.049744	22.10%	763
2012	13.978713	16.420393	17.47%	1,162
2011	15.758464	13.978713	-11.29%	2,697
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	22.230120	25.068706	12.77%	0
2019	17.402749	22.230120	27.74%	0
2018	19.392615	17.402749	-10.26%	210
2017	17.298981	19.392615	12.10%	420
2016	15.838781	17.298981	9.22%	472
2015	16.969861	15.838781	-6.67%	535
2014	15.842096	16.969861	7.12%	893
2013	12.374558	15.842096	28.02%	4,384
2012	10.970568	12.374558	12.80%	4,491
2011	11.082583	10.970568	-1.01%	6,452
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020*	10.000000	14.732445	47.32%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	37.498717	47.407910	26.43%	745
2019	28.726829	37.498717	30.54%	749
2018	33.406970	28.726829	-14.01%	867
2017	24.678170	33.406970	35.37%	2,839
2016	24.893806	24.678170	-0.87%	2,907
2015	24.178931	24.893806	2.96%	3,275
2014	23.863814	24.178931	1.32%	3,346
2013	18.924842	23.863814	26.10%	138
2012	15.756216	18.924842	20.11%	941
2011	17.344963	15.756216	-9.16%	1,374
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.443019	11.719768	2.42%	814
2019	10.426350	11.443019	9.75%	1,043
2018	11.011129	10.426350	-5.31%	4,195
2017	10.460330	11.011129	5.27%	4,134
2016	9.912785	10.460330	5.52%	4,289
2015	10.239328	9.912785	-3.19%	5,003
2014	10.052187	10.239328	1.86%	4,815
2013	10.162036	10.052187	-1.08%	6,395
2012*	10.000000	10.162036	1.62%	8,902
72

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares - Q/NQ
2020	28.655734	31.008311	8.21%	0
2019	23.093267	28.655734	24.09%	0
2018	26.301385	23.093267	-12.20%	0
2017	23.105888	26.301385	13.83%	8
2016	20.564254	23.105888	12.36%	25
2015	21.632927	20.564254	-4.94%	43
2014	20.913072	21.632927	3.44%	212
2013	16.390720	20.913072	27.59%	642
2012	14.914403	16.390720	9.90%	1,454
2011	16.082935	14.914403	-7.27%	2,563
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	42.207758	50.138271	18.79%	310
2019	33.693615	42.207758	25.27%	310
2018	37.934839	33.693615	-11.18%	310
2017	33.548432	37.934839	13.07%	615
2016	28.689929	33.548432	16.93%	628
2015	30.780901	28.689929	-6.79%	956
2014	27.763020	30.780901	10.87%	2,044
2013	19.876628	27.763020	39.68%	2,719
2012	17.008379	19.876628	16.86%	4,747
2011	17.559654	17.008379	-3.14%	8,211
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	18.726062	21.122235	12.80%	3,463
2019	15.524690	18.726062	20.62%	5,504
2018	16.575972	15.524690	-6.34%	5,718
2017	14.149082	16.575972	17.15%	9,068
2016	14.660939	14.149082	-3.49%	11,693
2015	16.149455	14.660939	-9.22%	18,344
2014	17.210480	16.149455	-6.16%	20,818
2013	13.885775	17.210480	23.94%	23,037
2012	11.763500	13.885775	18.04%	28,105
2011	12.798332	11.763500	-8.09%	30,029
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	23.082956	27.483609	19.06%	11,230
2019	18.546590	23.082956	24.46%	14,044
2018	20.742507	18.546590	-10.59%	16,020
2017	16.512381	20.742507	25.62%	13,608
2016	16.053670	16.512381	2.86%	15,486
2015	15.244199	16.053670	5.31%	20,863
2014	15.218030	15.244199	0.17%	21,257
2013	12.037490	15.218030	26.42%	26,197
2012	10.483109	12.037490	14.83%	13,788
2011	10.774935	10.483109	-2.71%	8,518
73

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	14.248549	21.276730	49.33%	0
2019	10.829167	14.248549	31.58%	0
2018	13.120811	10.829167	-17.47%	0
2017	10.551799	13.120811	24.35%	0
2016	10.922704	10.551799	-3.40%	0
2015	11.100099	10.922704	-1.60%	0
2014	11.360141	11.100099	-2.29%	0
2013	9.472551	11.360141	19.93%	2,772
2012	8.278737	9.472551	14.42%	1,331
2011	9.247941	8.278737	-10.48%	152
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	21.113174	23.421563	10.93%	62,863
2019	17.647976	21.113174	19.64%	67,291
2018	18.751843	17.647976	-5.89%	69,103
2017	16.349187	18.751843	14.70%	83,847
2016	15.142775	16.349187	7.97%	79,070
2015	15.139024	15.142775	0.02%	64,131
2014	14.557717	15.139024	3.99%	82,039
2013	11.921435	14.557717	22.11%	90,211
2012	10.401319	11.921435	14.61%	89,178
2011	10.404216	10.401319	-0.03%	113,135
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	13.199997	14.278209	8.17%	16,669
2019	12.228134	13.199997	7.95%	13,275
2018	12.480021	12.228134	-2.02%	13,062
2017	12.207335	12.480021	2.23%	14,453
2016	12.005894	12.207335	1.68%	24,188
2015	12.149105	12.005894	-1.18%	34,165
2014	11.683962	12.149105	3.98%	36,764
2013	12.107662	11.683962	-3.50%	54,094
2012	11.645656	12.107662	3.97%	65,166
2011	11.120547	11.645656	4.72%	70,756
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	26.053607	33.529914	28.70%	25,600
2019	19.516057	26.053607	33.50%	27,995
2018	21.754035	19.516057	-10.29%	31,217
2017	16.769207	21.754035	29.73%	30,555
2016	16.897976	16.769207	-0.76%	33,986
2015	16.012366	16.897976	5.53%	36,551
2014	15.874540	16.012366	0.87%	41,364
2013	12.458485	15.874540	27.42%	54,314
2012	10.302734	12.458485	20.92%	63,710
2011	11.469029	10.302734	-10.17%	65,586
74

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	28.028673	42.059069	50.06%	59,644
2019	21.719537	28.028673	29.05%	63,513
2018	22.073897	21.719537	-1.61%	64,585
2017	17.437829	22.073897	26.59%	65,152
2016	16.141606	17.437829	8.03%	83,542
2015	15.312284	16.141606	5.42%	89,553
2014	14.305178	15.312284	7.04%	93,513
2013	11.142876	14.305178	28.38%	114,764
2012	9.582479	11.142876	16.28%	121,155
2011	10.150050	9.582479	-5.59%	128,099
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	22.228472	24.896751	12.00%	10,026
2019	17.858065	22.228472	24.47%	10,235
2018	18.433049	17.858065	-3.12%	11,803
2017	15.262722	18.433049	20.77%	13,369
2016	13.870826	15.262722	10.03%	11,972
2015	13.853317	13.870826	0.13%	25,076
2014	12.688489	13.853317	9.18%	25,397
2013	9.633985	12.688489	31.71%	31,221
2012	8.308872	9.633985	15.95%	34,358
2011	8.580214	8.308872	-3.16%	32,808
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	24.474728	26.679326	9.01%	112
2019	19.151333	24.474728	27.80%	110
2018	19.389776	19.151333	-1.23%	107
2017	16.279474	19.389776	19.11%	104
2016	14.785456	16.279474	10.10%	331
2015	14.829101	14.785456	-0.29%	1,219
2014	13.389207	14.829101	10.75%	1,257
2013	10.335338	13.389207	29.55%	1,292
2012	9.165522	10.335338	12.76%	3,462
2011	9.218391	9.165522	-0.57%	4,854
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.690258	19.722894	11.49%	3,797
2019	14.407792	17.690258	22.78%	3,726
2018	16.298033	14.407792	-11.60%	3,653
2017	13.734644	16.298033	18.66%	3,578
2016	12.795829	13.734644	7.34%	3,578
2015	13.149156	12.795829	-2.69%	3,578
2014	12.703984	13.149156	3.50%	3,578
2013	9.905989	12.703984	28.25%	3,578
2012	8.610358	9.905989	15.05%	3,578
2011	9.285006	8.610358	-7.27%	3,799
75

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.875232	17.246536	8.64%	5,952
2019	13.795504	15.875232	15.08%	7,114
2018	14.854509	13.795504	-7.13%	7,600
2017	13.383683	14.854509	10.99%	8,093
2016	12.733900	13.383683	5.10%	11,635
2015	12.993669	12.733900	-2.00%	15,339
2014	12.577768	12.993669	3.31%	16,442
2013	11.075101	12.577768	13.57%	13,214
2012	10.067963	11.075101	10.00%	28,886
2011	10.302913	10.067963	-2.28%	31,009
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	17.096805	18.876215	10.41%	39
2019	14.355239	17.096805	19.10%	42
2018	15.781409	14.355239	-9.04%	45
2017	13.757858	15.781409	14.71%	4,972
2016	12.941897	13.757858	6.30%	6,138
2015	13.241957	12.941897	-2.27%	10,978
2014	12.769136	13.241957	3.70%	12,085
2013	10.632627	12.769136	20.09%	9,658
2012	9.446137	10.632627	12.56%	9,661
2011	9.877084	9.446137	-4.36%	10,063
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.903723	14.817302	6.57%	3,266
2019	12.683671	13.903723	9.62%	0
2018	13.148522	12.683671	-3.54%	0
2017	12.480726	13.148522	5.35%	0
2016	12.044507	12.480726	3.62%	0
2015	12.249919	12.044507	-1.68%	633
2014	11.968096	12.249919	2.35%	455
2013	11.514872	11.968096	3.94%	8,645
2012	10.814610	11.514872	6.48%	455
2011	10.766211	10.814610	0.45%	3,733
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.539801	18.133918	9.64%	12,845
2019	14.133926	16.539801	17.02%	14,339
2018	15.358614	14.133926	-7.97%	15,725
2017	13.605030	15.358614	12.89%	15,827
2016	12.867981	13.605030	5.73%	19,620
2015	13.131352	12.867981	-2.01%	20,148
2014	12.677907	13.131352	3.58%	19,250
2013	10.865022	12.677907	16.69%	58,309
2012	9.761924	10.865022	11.30%	101,843
2011	10.090736	9.761924	-3.26%	89,717
76

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	17.377904	19.323111	11.19%	40
2019	14.353630	17.377904	21.07%	4,472
2018	16.013900	14.353630	-10.37%	4,475
2017	13.692879	16.013900	16.95%	4,479
2016	12.848490	13.692879	6.57%	4,482
2015	13.170287	12.848490	-2.44%	4,486
2014	12.716502	13.170287	3.57%	4,490
2013	10.330540	12.716502	23.10%	4,493
2012	9.102215	10.330540	13.49%	4,497
2011	9.639659	9.102215	-5.58%	4,708
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	15.318109	16.546484	8.02%	987
2019	13.530026	15.318109	13.22%	1,022
2018	14.343726	13.530026	-5.67%	1,057
2017	13.178203	14.343726	8.84%	1,095
2016	12.551452	13.178203	4.99%	1,133
2015	12.808258	12.551452	-2.01%	5,231
2014	12.423929	12.808258	3.09%	5,890
2013	11.275842	12.423929	10.18%	6,157
2012	10.345184	11.275842	9.00%	23,254
2011	10.472530	10.345184	-1.22%	9,203
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	16.353146	17.036775	4.18%	150
2019	14.677302	16.353146	11.42%	158
2018	17.576499	14.677302	-16.49%	0
2017	14.459678	17.576499	21.56%	0
2016	14.436952	14.459678	0.16%	0
2015	15.167356	14.436952	-4.82%	0
2014	16.670988	15.167356	-9.02%	2,019
2013	14.014699	16.670988	18.95%	3,870
2012	11.834153	14.014699	18.43%	166
2011	13.642767	11.834153	-13.26%	360
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.758574	17.59%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	14.526973	15.397916	6.00%	0
2019	13.462346	14.526973	7.91%	0
2018	13.649390	13.462346	-1.37%	0
2017	13.199590	13.649390	3.41%	0
2016	12.649579	13.199590	4.35%	0
2015	12.863549	12.649579	-1.66%	0
2014	12.361997	12.863549	4.06%	36
2013	12.723774	12.361997	-2.84%	767
2012	11.921719	12.723774	6.73%	330
2011	11.291133	11.921719	5.58%	0
77

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	15.033801	16.237116	8.00%	11,106
2019	13.849343	15.033801	8.55%	10,524
2018	14.189139	13.849343	-2.39%	10,984
2017	13.804843	14.189139	2.78%	12,342
2016	13.486986	13.804843	2.36%	13,136
2015	13.687124	13.486986	-1.46%	11,339
2014	13.175242	13.687124	3.89%	13,088
2013	13.579823	13.175242	-2.98%	17,589
2012	12.799331	13.579823	6.10%	15,503
2011	12.184889	12.799331	5.04%	18,177
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.429323	13.051817	5.01%	0
2020	12.429323	13.051817	5.01%	0
2019	10.936436	12.429323	13.65%	2,502
2018	11.383294	10.936436	-3.93%	2,502
2017	10.764806	11.383294	5.75%	2,502
2016	9.520084	10.764806	13.07%	2,502
2015	9.868689	9.520084	-3.53%	872
2014*	10.000000	9.868689	-1.31%	1,304
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	15.619806	16.412491	5.07%	104,068
2019	14.839155	15.619806	5.26%	110,206
2018	14.989455	14.839155	-1.00%	117,984
2017	14.823863	14.989455	1.12%	132,337
2016	14.855480	14.823863	-0.21%	147,752
2015	15.014283	14.855480	-1.06%	156,453
2014	14.495959	15.014283	3.58%	163,148
2013	15.253589	14.495959	-4.97%	190,250
2012	14.943453	15.253589	2.08%	224,614
2011	14.065910	14.943453	6.24%	257,972
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	10.285934	10.213022	-0.71%	420,808
2019	10.202836	10.285934	0.81%	480,552
2018	10.159938	10.202836	0.42%	557,777
2017	10.214070	10.159938	-0.53%	620,397
2016	10.310992	10.214070	-0.94%	547,084
2015	10.409884	10.310992	-0.95%	623,993
2014	10.509725	10.409884	-0.95%	778,650
2013	10.610515	10.509725	-0.95%	882,285
2012	10.712556	10.610515	-0.95%	946,940
2011	10.815010	10.712556	-0.95%	757,951
78

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.939197	11.667979	6.66%	3,742
2019	9.287531	10.939197	17.78%	2,426
2018	11.006292	9.287531	-15.62%	2,426
2017	8.744139	11.006292	25.87%	2,678
2016	8.772183	8.744139	-0.32%	9,290
2015	9.151031	8.772183	-4.14%	9,422
2014	9.305772	9.151031	-1.66%	5,017
2013	7.991492	9.305772	16.45%	5,178
2012	7.002154	7.991492	14.13%	5,326
2011	7.854623	7.002154	-10.85%	5,558
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	19.560519	21.197117	8.37%	9,932
2019	17.121496	19.560519	14.25%	10,623
2018	18.167622	17.121496	-5.76%	10,378
2017	16.504352	18.167622	10.08%	10,438
2016	15.674341	16.504352	5.30%	10,304
2015	15.852202	15.674341	-1.12%	10,777
2014	15.302587	15.852202	3.59%	13,415
2013	13.620887	15.302587	12.35%	10,010
2012	12.571832	13.620887	8.34%	6,083
2011	12.580870	12.571832	-0.07%	3,067
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	23.828517	26.344445	10.56%	11
2019	20.057508	23.828517	18.80%	11
2018	21.651935	20.057508	-7.36%	11
2017	19.039571	21.651935	13.72%	11
2016	17.840940	19.039571	6.72%	11
2015	18.108358	17.840940	-1.48%	0
2014	17.376392	18.108358	4.21%	0
2013	14.681050	17.376392	18.36%	0
2012	13.204625	14.681050	11.18%	0
2011	13.456927	13.204625	-1.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	26.465397	29.445800	11.26%	101,539
2020	26.465397	29.445800	11.26%	101,539
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	24.290522	31.257493	28.68%	968
2019	18.832549	24.290522	28.98%	1,252
2018	19.673312	18.832549	-4.27%	233
2017	15.292322	19.673312	28.65%	233
2016	15.137350	15.292322	1.02%	233
2015	14.818766	15.137350	2.15%	233
2014	13.582497	14.818766	9.10%	0
2013	10.201893	13.582497	33.14%	0
2012	8.868570	10.201893	15.03%	0
2011	9.252540	8.868570	-4.15%	0
79

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	41.724285	49.137889	17.77%	12,256
2019	30.610186	41.724285	36.31%	12,315
2018	31.303822	30.610186	-2.22%	12,611
2017	24.823350	31.303822	26.11%	15,054
2016	24.182398	24.823350	2.65%	14,039
2015	23.231190	24.182398	4.09%	14,714
2014	21.557023	23.231190	7.77%	17,262
2013	15.920407	21.557023	35.40%	21,975
2012	13.542915	15.920407	17.56%	29,869
2011	13.984922	13.542915	-3.16%	57,902
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	31.341511	31.476448	0.43%	1,014
2019	24.977542	31.341511	25.48%	2,055
2018	27.856536	24.977542	-10.34%	2,055
2017	25.934657	27.856536	7.41%	2,055
2016	21.780415	25.934657	19.07%	2,003
2015	23.011426	21.780415	-5.35%	0
2014	20.568918	23.011426	11.87%	0
2013	15.771114	20.568918	30.42%	0
2012	13.912906	15.771114	13.36%	0
2011	13.978078	13.912906	-0.47%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.816390	18.16%	54,960
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	40.294644	45.146251	12.04%	1,262
2019	32.376177	40.294644	24.46%	2,116
2018	36.887771	32.376177	-12.23%	2,136
2017	32.165225	36.887771	14.68%	2,327
2016	26.995692	32.165225	19.15%	2,377
2015	27.963257	26.995692	-3.46%	1,841
2014	25.800905	27.963257	8.38%	2,616
2013	19.578121	25.800905	31.78%	2,730
2012	16.826274	19.578121	16.35%	3,871
2011	17.430797	16.826274	-3.47%	7,062
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.806590	23.310543	-2.08%	1,254
2019	19.407100	23.806590	22.67%	1,700
2018	22.562411	19.407100	-13.98%	923
2017	20.009185	22.562411	12.76%	4,651
2016	17.178293	20.009185	16.48%	5,896
2015	17.858366	17.178293	-3.81%	5,975
2014	15.407339	17.858366	15.91%	5,495
2013	11.464750	15.407339	34.39%	4,237
2012	9.948767	11.464750	15.24%	3,249
2011	10.282687	9.948767	-3.25%	5,080
80

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	32.134793	33.469446	4.15%	395
2019	27.262874	32.134793	17.87%	401
2018	33.144993	27.262874	-17.75%	417
2017	30.681291	33.144993	8.03%	437
2016	24.596313	30.681291	24.74%	457
2015	26.423570	24.596313	-6.92%	498
2014	24.926637	26.423570	6.01%	538
2013	17.924191	24.926637	39.07%	618
2012	15.024668	17.924191	19.30%	901
2011	15.978661	15.024668	-5.97%	1,309
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	36.754812	44.665804	21.52%	4,694
2019	29.532743	36.754812	24.45%	4,767
2018	34.129554	29.532743	-13.47%	4,917
2017	30.361032	34.129554	12.41%	4,931
2016	24.953937	30.361032	21.67%	4,949
2015	25.612084	24.953937	-2.57%	5,486
2014	25.648656	25.612084	-0.14%	5,540
2013	18.377099	25.648656	39.57%	5,597
2012	16.063510	18.377099	14.40%	6,233
2011	17.171834	16.063510	-6.45%	7,290
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	21.880005	24.576366	12.32%	2,908
2019	17.246059	21.880005	26.87%	3,261
2018	18.330244	17.246059	-5.91%	3,368
2017	14.832949	18.330244	23.58%	3,483
2016	13.188631	14.832949	12.47%	3,592
2015	13.475852	13.188631	-2.13%	3,592
2014	12.767628	13.475852	5.55%	3,356
2013	8.980577	12.767628	42.17%	3,356
2012	7.760436	8.980577	15.72%	0
2011	8.868399	7.760436	-12.49%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	23.006425	25.832452	12.28%	0
2020	23.006425	25.832452	12.28%	0
2019	18.433106	23.006425	24.81%	0
2018	19.754804	18.433106	-6.69%	0
2017	16.813371	19.754804	17.49%	0
2016	15.415411	16.813371	9.07%	0
2015	15.613840	15.415411	-1.27%	0
2014	14.252451	15.613840	9.55%	0
2013	10.369312	14.252451	37.45%	0
2012	9.389325	10.369312	10.44%	0
2011	9.790510	9.389325	-4.10%	389
81

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	18.583298	17.358108	-6.59%	45,757
2019	14.382705	18.583298	29.21%	49,870
2018	15.135445	14.382705	-4.97%	53,573
2017	14.395865	15.135445	5.14%	37,221
2016	13.560391	14.395865	6.16%	41,810
2015	14.511870	13.560391	-6.56%	47,819
2014	11.392190	14.511870	27.38%	53,226
2013	11.199051	11.392190	1.72%	51,407
2012	9.782450	11.199051	14.48%	54,642
2011	9.304917	9.782450	5.13%	62,640
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.326273	33.26%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	11.209157	11.417091	1.86%	2,488
2019	10.872293	11.209157	3.10%	2,565
2018	10.887834	10.872293	-0.14%	3,693
2017	10.821095	10.887834	0.62%	3,730
2016	10.659012	10.821095	1.52%	4,192
2015	10.798073	10.659012	-1.29%	6,221
2014	10.848061	10.798073	-0.46%	8,862
2013	10.940564	10.848061	-0.85%	13,155
2012	10.669788	10.940564	2.54%	12,741
2011	10.633816	10.669788	0.34%	16,594
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	24.265923	38.576433	58.97%	2,723
2019	17.903398	24.265923	35.54%	2,087
2018	19.446642	17.903398	-7.94%	1,680
2017	15.395424	19.446642	26.31%	989
2016	14.655235	15.395424	5.05%	1,083
2015	14.847112	14.655235	-1.29%	1,739
2014	14.451923	14.847112	2.73%	1,154
2013	10.526617	14.451923	37.29%	1,267
2012	9.270232	10.526617	13.55%	5,685
2011	9.794929	9.270232	-5.36%	6,876
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.564860	13.772457	9.61%	973
2019	11.864624	12.564860	5.90%	1,885
2018	12.487731	11.864624	-4.99%	1,885
2017	11.385025	12.487731	9.69%	5,863
2016	11.169624	11.385025	1.93%	6,818
2015	12.148449	11.169624	-8.06%	1,885
2014	12.228168	12.148449	-0.65%	4,400
2013	13.213159	12.228168	-7.45%	4,722
2012	12.676918	13.213159	4.23%	5,915
2011	11.804664	12.676918	7.39%	6,723
82

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	12.064424	12.295111	1.91%	27,737
2019	11.720256	12.064424	2.94%	29,225
2018	11.805296	11.720256	-0.72%	25,226
2017	11.770823	11.805296	0.29%	24,031
2016	11.730320	11.770823	0.35%	19,881
2015	11.818150	11.730320	-0.74%	26,051
2014	11.842883	11.818150	-0.21%	32,009
2013	11.984302	11.842883	-1.18%	37,981
2012	11.441627	11.984302	4.74%	35,617
2011	11.435807	11.441627	0.05%	42,731
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	18.446360	25.343719	37.39%	3,776
2019	13.619232	18.446360	35.44%	3,810
2018	13.430930	13.619232	1.40%	4,200
2017	10.358323	13.430930	29.66%	4,539
2016*	10.000000	10.358323	3.58%	5,275
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	18.653233	20.710758	11.03%	623
2019	15.047296	18.653233	23.96%	648
2018	18.782424	15.047296	-19.89%	668
2017	14.980256	18.782424	25.38%	691
2016	15.503893	14.980256	-3.38%	816
2015	15.630681	15.503893	-0.81%	978
2014	16.927908	15.630681	-7.66%	1,075
2013	13.344365	16.927908	26.85%	1,150
2012	11.050745	13.344365	20.76%	2,368
2011	13.430954	11.050745	-17.72%	1,297
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2020	29.062962	29.927669	2.98%	361
2019	23.616791	29.062962	23.06%	342
2018	29.778763	23.616791	-20.69%	313
2017	27.869792	29.778763	6.85%	387
2016	22.068902	27.869792	26.29%	569
2015	23.266849	22.068902	-5.15%	875
2014	22.710119	23.266849	2.45%	1,130
2013	16.423100	22.710119	38.28%	1,318
2012	14.112983	16.423100	16.37%	2,412
2011	14.954891	14.112983	-5.63%	3,221
83

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.989938	7.050073	17.70%	0
2019	5.421436	5.989938	10.49%	754
2018	7.647271	5.421436	-29.11%	1,948
2017	7.875679	7.647271	-2.90%	36,473
2016	5.544135	7.875679	42.05%	37,581
2015	8.433083	5.544135	-34.26%	5,189
2014	10.556304	8.433083	-20.11%	11,657
2013	9.662724	10.556304	9.25%	7,433
2012*	10.000000	9.662724	-3.37%	7,395
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	6.157343	7.264462	17.98%	553
2019	5.556865	6.157343	10.81%	1,515
2018	7.822457	5.556865	-28.96%	1,515
2017	8.033694	7.822457	-2.63%	3,699
2016	5.643680	8.033694	42.35%	3,699
2015	8.561375	5.643680	-34.08%	3,699
2014	10.684685	8.561375	-19.87%	18,237
2013	9.759140	10.684685	9.48%	19,524
2012*	10.000000	9.759140	-2.41%	19,696
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	38.192591	59.689777	56.29%	846
2019	30.889306	38.192591	23.64%	1,798
2018	30.784208	30.889306	0.34%	1,702
2017	24.693383	30.784208	24.67%	1,516
2016	23.137199	24.693383	6.73%	1,533
2015	24.052410	23.137199	-3.81%	1,626
2014	24.747755	24.052410	-2.81%	3,033
2013	16.631164	24.747755	48.80%	4,022
2012	15.565826	16.631164	6.84%	4,518
2011	16.471980	15.565826	-5.50%	1,903
84

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	23.383324	23.217616	-0.71%	0
2019	20.240686	23.383324	15.53%	0
2018	24.806682	20.240686	-18.41%	0
2017	22.812132	24.806682	8.74%	0
2016	18.970449	22.812132	20.25%	0
2015	20.878126	18.970449	-9.14%	0
2014	19.889776	20.878126	4.97%	0
2013	14.998153	19.889776	32.61%	0
2012	13.140681	14.998153	14.14%	0
2011	14.924531	13.140681	-11.95%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	14.129073	16.432774	16.30%	0
2019	12.453128	14.129073	13.46%	0
2018	13.987817	12.453128	-10.97%	0
2017	12.766068	13.987817	9.57%	0
2016	12.762681	12.766068	0.03%	0
2015	13.380220	12.762681	-4.62%	0
2014	13.623919	13.380220	-1.79%	0
2013	12.358348	13.623919	10.24%	0
2012	11.664995	12.358348	5.94%	0
2011	12.563323	11.664995	-7.15%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	26.049154	27.768357	6.60%	0
2019	22.121926	26.049154	17.75%	0
2018	25.229695	22.121926	-12.32%	0
2017	23.293428	25.229695	8.31%	0
2016	19.226573	23.293428	21.15%	0
2015	20.431004	19.226573	-5.90%	0
2014	20.171917	20.431004	1.28%	0
2013	14.877923	20.171917	35.58%	0
2012	13.342436	14.877923	11.51%	0
2011	13.769400	13.342436	-3.10%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	23.332361	26.529280	13.70%	0
2019	18.459595	23.332361	26.40%	0
2018	20.094556	18.459595	-8.14%	0
2017	17.157550	20.094556	17.12%	0
2016	15.939528	17.157550	7.64%	0
2015	16.362235	15.939528	-2.58%	0
2014	14.972083	16.362235	9.28%	0
2013	11.769422	14.972083	27.21%	0
2012	10.555139	11.769422	11.50%	0
2011	10.752259	10.555139	-1.83%	0
85

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	21.149368	25.297771	19.61%	0
2019	16.337110	21.149368	29.46%	0
2018	17.740644	16.337110	-7.91%	0
2017	15.962852	17.740644	11.14%	0
2016	15.008863	15.962852	6.36%	0
2015	16.091605	15.008863	-6.73%	0
2014	14.720808	16.091605	9.31%	0
2013	11.372360	14.720808	29.44%	0
2012	10.541826	11.372360	7.88%	0
2011	10.842618	10.541826	-2.77%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	10.532641	10.972229	4.17%	0
2019	9.988322	10.532641	5.45%	0
2018	10.430684	9.988322	-4.24%	0
2017	10.404800	10.430684	0.25%	0
2016	10.400122	10.404800	0.04%	0
2015	10.820492	10.400122	-3.88%	0
2014	10.819984	10.820492	0.00%	0
2013	11.114866	10.819984	-2.65%	0
2012	10.514735	11.114866	5.71%	0
2011	10.669487	10.514735	-1.45%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	18.398207	18.886913	2.66%	0
2019	14.997087	18.398207	22.68%	0
2018	16.996474	14.997087	-11.76%	0
2017	15.636147	16.996474	8.70%	0
2016	13.762766	15.636147	13.61%	0
2015	14.893181	13.762766	-7.59%	0
2014	14.227203	14.893181	4.68%	0
2013	11.534720	14.227203	23.34%	0
2012	10.216640	11.534720	12.90%	0
2011	10.512630	10.216640	-2.82%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	15.469728	17.214518	11.28%	0
2019	12.575486	15.469728	23.01%	0
2018	15.337992	12.575486	-18.01%	0
2017	12.234103	15.337992	25.37%	0
2016	13.381688	12.234103	-8.58%	0
2015	13.420323	13.381688	-0.29%	0
86

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	19.167155	19.977761	4.23%	0
2019	14.813287	19.167155	29.39%	0
2018	18.601968	14.813287	-20.37%	0
2017	16.193445	18.601968	14.87%	0
2016	15.350234	16.193445	5.49%	0
2015	16.433901	15.350234	-6.59%	0
2014	15.986634	16.433901	2.80%	0
2013	12.719429	15.986634	25.69%	0
2012	10.387260	12.719429	22.45%	0
2011	11.826649	10.387260	-12.17%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	11.525552	12.409014	7.67%	0
2019	9.980114	11.525552	15.49%	0
2018	11.466905	9.980114	-12.97%	0
2017	10.626975	11.466905	7.90%	0
2016	9.744054	10.626975	9.06%	0
2015	10.783332	9.744054	-9.64%	0
2014	10.881961	10.783332	-0.91%	0
2013	9.124909	10.881961	19.26%	0
2012	8.212223	9.124909	11.11%	0
2011	8.656203	8.212223	-5.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2020	23.024198	25.783737	11.99%	0
2019	18.440639	23.024198	24.86%	0
2018	20.117650	18.440639	-8.34%	0
2017	17.275472	20.117650	16.45%	0
2016	15.411507	17.275472	12.09%	0
2015	16.561096	15.411507	-6.94%	0
2014	15.768370	16.561096	5.03%	0
2013	12.583741	15.768370	25.31%	0
2012	11.643875	12.583741	8.07%	0
2011	11.368511	11.643875	2.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	13.240048	12.639828	-4.53%	0
2019	12.178210	13.240048	8.72%	0
2018	14.920740	12.178210	-18.38%	0
2017	13.232020	14.920740	12.76%	0
2016	12.775055	13.232020	3.58%	0
2015	14.152085	12.775055	-9.73%	0
2014	16.483053	14.152085	-14.14%	0
2013	13.877314	16.483053	18.78%	0
2012	12.145569	13.877314	14.26%	0
2011	14.075303	12.145569	-13.71%	0
87

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	15.232336	16.709050	9.69%	0
2019	12.258633	15.232336	24.26%	0
2018	14.045579	12.258633	-12.72%	0
2017	12.879154	14.045579	9.06%	0
2016	12.121492	12.879154	6.25%	0
2015	13.351182	12.121492	-9.21%	0
2014	12.813207	13.351182	4.20%	0
2013	10.288916	12.813207	24.53%	0
2012	9.377775	10.288916	9.72%	0
2011	9.738457	9.377775	-3.70%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020*	10.000000	14.463005	44.63%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	24.430986	30.045268	22.98%	0
2019	19.240269	24.430986	26.98%	0
2018	23.006143	19.240269	-16.37%	0
2017	17.469319	23.006143	31.69%	0
2016	18.114473	17.469319	-3.56%	0
2015	18.087396	18.114473	0.15%	0
2014	18.352000	18.087396	-1.44%	0
2013	14.961324	18.352000	22.66%	0
2012	12.806093	14.961324	16.83%	0
2011	14.491963	12.806093	-11.63%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	9.383251	9.348142	-0.37%	0
2019	8.789131	9.383251	6.76%	0
2018	9.543709	8.789131	-7.91%	0
2017	9.319618	9.543709	2.40%	0
2016	9.078573	9.319618	2.66%	0
2015	9.640489	9.078573	-5.83%	0
2014	9.729528	9.640489	-0.92%	0
2013	10.111541	9.729528	-3.78%	0
2012*	10.000000	10.111541	1.12%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares - Q/NQ
2020	18.207694	19.165189	5.26%	0
2019	15.084451	18.207694	20.71%	0
2018	17.664493	15.084451	-14.61%	0
2017	15.951747	17.664493	10.74%	0
2016	14.593739	15.951747	9.31%	0
2015	15.782519	14.593739	-7.53%	0
2014	15.685020	15.782519	0.62%	0
2013	12.637442	15.685020	24.12%	0
2012	11.822247	12.637442	6.90%	0
2011	13.105142	11.822247	-9.79%	0
88

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	25.272166	29.202600	15.55%	0
2019	20.739439	25.272166	21.86%	0
2018	24.008695	20.739439	-13.62%	0
2017	21.825668	24.008695	10.00%	0
2016	19.186188	21.825668	13.76%	0
2015	21.161573	19.186188	-9.33%	0
2014	19.621635	21.161573	7.85%	0
2013	14.441097	19.621635	35.87%	0
2012	12.704255	14.441097	13.67%	0
2011	13.482920	12.704255	-5.78%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	13.944540	15.300213	9.72%	0
2019	11.884492	13.944540	17.33%	0
2018	13.047052	11.884492	-8.91%	0
2017	11.447849	13.047052	13.97%	0
2016	12.193526	11.447849	-6.12%	0
2015	13.808185	12.193526	-11.69%	0
2014	15.128071	13.808185	-8.72%	0
2013	12.547447	15.128071	20.57%	0
2012	10.928206	12.547447	14.82%	0
2011	12.222236	10.928206	-10.59%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	17.673789	20.469717	15.82%	0
2019	14.598256	17.673789	21.07%	0
2018	16.787208	14.598256	-13.04%	0
2017	13.736849	16.787208	22.21%	0
2016	13.728324	13.736849	0.06%	0
2015	13.401341	13.728324	2.44%	0
2014	13.753238	13.401341	-2.56%	0
2013	11.183357	13.753238	22.98%	0
2012	10.012785	11.183357	11.69%	0
2011	10.579447	10.012785	-5.36%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	10.320750	14.991696	45.26%	0
2019	8.063674	10.320750	27.99%	0
2018	10.045743	8.063674	-19.73%	0
2017	8.304387	10.045743	20.97%	0
2016	8.836553	8.304387	-6.02%	0
2015	9.231840	8.836553	-4.28%	0
2014	9.712993	9.231840	-4.95%	0
2013	8.325908	9.712993	16.66%	0
2012	7.480939	8.325908	11.29%	0
2011	8.590672	7.480939	-12.92%	0
89

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	14.470956	15.615602	7.91%	0
2019	12.434775	14.470956	16.37%	0
2018	13.585039	12.434775	-8.47%	0
2017	12.175180	13.585039	11.58%	0
2016	11.591832	12.175180	5.03%	0
2015	11.913744	11.591832	-2.70%	0
2014	11.777340	11.913744	1.16%	0
2013	9.914691	11.777340	18.79%	0
2012	8.893389	9.914691	11.48%	0
2011	9.144588	8.893389	-2.75%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	9.047608	9.519946	5.22%	0
2019	8.616290	9.047608	5.01%	0
2018	9.041580	8.616290	-4.70%	0
2017	9.091149	9.041580	-0.55%	0
2016	9.190983	9.091149	-1.09%	0
2015	9.561278	9.190983	-3.87%	0
2014	9.452848	9.561278	1.15%	0
2013	10.070156	9.452848	-6.13%	0
2012	9.958027	10.070156	1.13%	0
2011	9.774665	9.958027	1.88%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	17.856996	22.355052	25.19%	0
2019	13.750856	17.856996	29.86%	0
2018	15.760014	13.750856	-12.75%	0
2017	12.487814	15.760014	26.20%	0
2016	12.935301	12.487814	-3.46%	0
2015	12.600877	12.935301	2.65%	0
2014	12.842534	12.600877	-1.88%	0
2013	10.361199	12.842534	23.95%	0
2012	8.808930	10.361199	17.62%	0
2011	10.080566	8.808930	-12.61%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	19.210302	28.041811	45.97%	0
2019	15.303163	19.210302	25.53%	0
2018	15.991291	15.303163	-4.30%	0
2017	12.985411	15.991291	23.15%	0
2016	12.355947	12.985411	5.09%	0
2015	12.049597	12.355947	2.54%	0
2014	11.572554	12.049597	4.12%	0
2013	9.266769	11.572554	24.88%	0
2012	8.192875	9.266769	13.11%	0
2011	8.920853	8.192875	-8.16%	0
90

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.661915	17.063768	8.95%	0
2019	12.935079	15.661915	21.08%	0
2018	13.727975	12.935079	-5.78%	0
2017	11.684269	13.727975	17.49%	0
2016	10.915349	11.684269	7.04%	0
2015	11.207129	10.915349	-2.60%	0
2014	10.552417	11.207129	6.20%	0
2013	8.236492	10.552417	28.12%	0
2012	7.303090	8.236492	12.78%	0
2011	7.752512	7.303090	-5.80%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	16.774281	17.786719	6.04%	0
2019	13.493520	16.774281	24.31%	0
2018	14.046704	13.493520	-3.94%	0
2017	12.122798	14.046704	15.87%	0
2016	11.317817	12.122798	7.11%	0
2015	11.669380	11.317817	-3.01%	0
2014	10.831538	11.669380	7.74%	0
2013	8.595178	10.831538	26.02%	0
2012	7.836417	8.595178	9.68%	0
2011	8.102036	7.836417	-3.28%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	12.813846	13.896773	8.45%	0
2019	10.728580	12.813846	19.44%	0
2018	12.478416	10.728580	-14.02%	0
2017	10.809453	12.478416	15.44%	0
2016	10.351962	10.809453	4.42%	0
2015	10.936022	10.351962	-5.34%	0
2014	10.861908	10.936022	0.68%	0
2013	8.706793	10.861908	24.75%	0
2012	7.780565	8.706793	11.90%	0
2011	8.624968	7.780565	-9.79%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	11.499716	12.152577	5.68%	0
2019	10.273161	11.499716	11.94%	0
2018	11.373638	10.273161	-9.68%	0
2017	10.533705	11.373638	7.97%	0
2016	10.302316	10.533705	2.25%	0
2015	10.807146	10.302316	-4.67%	0
2014	10.754400	10.807146	0.49%	0
2013	9.734847	10.754400	10.47%	0
2012	9.098175	9.734847	7.00%	0
2011	9.570822	9.098175	-4.94%	0
91

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	12.384416	13.300722	7.40%	0
2019	10.689824	12.384416	15.85%	0
2018	12.083210	10.689824	-11.53%	0
2017	10.828052	12.083210	11.59%	0
2016	10.470452	10.828052	3.42%	0
2015	11.013514	10.470452	-4.93%	0
2014	10.917895	11.013514	0.88%	0
2013	9.345768	10.917895	16.82%	0
2012	8.536073	9.345768	9.49%	0
2011	9.175133	8.536073	-6.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	10.071714	10.440973	3.67%	0
2019	9.445347	10.071714	6.63%	0
2018	10.067501	9.445347	-6.18%	0
2017	9.823164	10.067501	2.49%	0
2016	9.744712	9.823164	0.81%	0
2015	10.188684	9.744712	-4.36%	0
2014	10.233232	10.188684	-0.44%	0
2013	10.121604	10.233232	1.10%	0
2012	9.773133	10.121604	3.57%	0
2011	10.001328	9.773133	-2.28%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	11.981048	12.777782	6.65%	0
2019	10.525111	11.981048	13.83%	0
2018	11.759568	10.525111	-10.50%	0
2017	10.707860	11.759568	9.82%	0
2016	10.410740	10.707860	2.85%	0
2015	10.921606	10.410740	-4.68%	0
2014	10.839965	10.921606	0.75%	0
2013	9.550125	10.839965	13.51%	0
2012	8.821529	9.550125	8.26%	0
2011	9.373666	8.821529	-5.89%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	12.587872	13.615413	8.16%	0
2019	10.688495	12.587872	17.77%	0
2018	12.261101	10.688495	-12.83%	0
2017	10.776789	12.261101	13.77%	0
2016	10.394776	10.776789	3.68%	0
2015	10.953803	10.394776	-5.10%	0
2014	10.872801	10.953803	0.74%	0
2013	9.080145	10.872801	19.74%	0
2012	8.225188	9.080145	10.39%	0
2011	8.954527	8.225188	-8.14%	0
92

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	11.096224	11.659381	5.08%	0
2019	10.075548	11.096224	10.13%	0
2018	10.982608	10.075548	-8.26%	0
2017	10.372071	10.982608	5.89%	0
2016	10.154812	10.372071	2.14%	0
2015	10.653034	10.154812	-4.68%	0
2014	10.622950	10.653034	0.28%	0
2013	9.911399	10.622950	7.18%	0
2012	9.348807	9.911399	6.02%	0
2011	9.728461	9.348807	-3.90%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	12.177122	12.340419	1.34%	0
2019	11.235491	12.177122	8.38%	0
2018	13.834338	11.235491	-18.79%	0
2017	11.698883	13.834338	18.25%	0
2016	12.007015	11.698883	-2.57%	0
2015	12.968265	12.007015	-7.41%	0
2014	14.653604	12.968265	-11.50%	0
2013	12.663805	14.653604	15.71%	0
2012	10.993741	12.663805	15.19%	0
2011	13.028818	10.993741	-15.62%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.691465	16.91%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	10.523520	10.850443	3.11%	0
2019	10.025512	10.523520	4.97%	0
2018	10.451261	10.025512	-4.07%	0
2017	10.389239	10.451261	0.60%	0
2016	10.234534	10.389239	1.51%	0
2015	10.699338	10.234534	-4.34%	0
2014	10.570281	10.699338	1.22%	0
2013	11.184555	10.570281	-5.49%	0
2012	10.773921	11.184555	3.81%	0
2011	10.489114	10.773921	2.72%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	10.890732	11.441886	5.06%	0
2019	10.313779	10.890732	5.59%	0
2018	10.864606	10.313779	-5.07%	0
2017	10.865709	10.864606	-0.01%	0
2016	10.912150	10.865709	-0.43%	0
2015	11.384449	10.912150	-4.15%	0
2014	11.265758	11.384449	1.05%	0
2013	11.937169	11.265758	-5.62%	0
2012	11.567171	11.937169	3.20%	0
2011	11.319553	11.567171	2.19%	0
93

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	10.622253	10.850155	2.15%	0
2020	10.622253	10.850155	2.15%	0
2019	9.608235	10.622253	10.55%	0
2018	10.282667	9.608235	-6.56%	0
2017	9.995649	10.282667	2.87%	0
2016	9.086801	9.995649	10.00%	0
2015	9.683614	9.086801	-6.16%	0
2014*	10.000000	9.683614	-3.16%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	8.999725	9.198744	2.21%	0
2019	8.789496	8.999725	2.39%	0
2018	9.128716	8.789496	-3.72%	0
2017	9.280127	9.128716	-1.63%	0
2016	9.559804	9.280127	-2.93%	0
2015	9.932795	9.559804	-3.76%	0
2014	9.858614	9.932795	0.75%	0
2013	10.664667	9.858614	-7.56%	0
2012	10.741357	10.664667	-0.71%	0
2011	10.393021	10.741357	3.35%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	6.564085	6.339893	-3.42%	0
2019	6.693516	6.564085	-1.93%	0
2018	6.853192	6.693516	-2.33%	0
2017	7.082244	6.853192	-3.23%	0
2016	7.349227	7.082244	-3.63%	0
2015	7.627637	7.349227	-3.65%	0
2014	7.916591	7.627637	-3.65%	0
2013	8.216496	7.916591	-3.65%	0
2012	8.528623	8.216496	-3.66%	0
2011	8.850799	8.528623	-3.64%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	7.923552	8.221033	3.75%	0
2019	6.915686	7.923552	14.57%	0
2018	8.426672	6.915686	-17.93%	0
2017	6.881615	8.426672	22.45%	0
2016	7.096606	6.881615	-3.03%	0
2015	7.610680	7.096606	-6.75%	0
2014	7.956319	7.610680	-4.34%	0
2013	7.024005	7.956319	13.27%	0
2012	6.327251	7.024005	11.01%	0
2011	7.296233	6.327251	-13.28%	0
94

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	14.566477	15.355046	5.41%	0
2019	13.107384	14.566477	11.13%	0
2018	14.300330	13.107384	-8.34%	0
2017	13.354012	14.300330	7.09%	0
2016	13.036772	13.354012	2.43%	0
2015	13.554204	13.036772	-3.82%	0
2014	13.450915	13.554204	0.77%	0
2013	12.308123	13.450915	9.28%	0
2012	11.679280	12.308123	5.38%	0
2011	12.014433	11.679280	-2.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	17.745074	19.084027	7.55%	0
2019	15.355269	17.745074	15.56%	0
2018	17.043259	15.355269	-9.90%	0
2017	15.405523	17.043259	10.63%	0
2016	14.838980	15.405523	3.82%	0
2015	15.483539	14.838980	-4.16%	0
2014	15.274033	15.483539	1.37%	0
2013	13.266247	15.274033	15.13%	0
2012	12.267228	13.266247	8.14%	0
2011	12.851239	12.267228	-4.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	16.947152	18.341768	8.23%	0
2020	16.947152	18.341768	8.23%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	17.595569	22.025539	25.18%	0
2019	14.024116	17.595569	25.47%	0
2018	15.063296	14.024116	-6.90%	0
2017	12.035751	15.063296	25.15%	0
2016	12.246681	12.035751	-1.72%	0
2015	12.324911	12.246681	-0.63%	0
2014	11.613240	12.324911	6.13%	0
2013	8.967006	11.613240	29.51%	0
2012	8.013974	8.967006	11.89%	0
2011	8.594762	8.013974	-6.76%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	31.073492	35.597452	14.56%	0
2019	23.434967	31.073492	32.59%	0
2018	24.641670	23.434967	-4.90%	0
2017	20.085879	24.641670	22.68%	0
2016	20.113973	20.085879	-0.14%	0
2015	19.864247	20.113973	1.26%	0
2014	18.949258	19.864247	4.83%	0
2013	14.386403	18.949258	31.72%	0
2012	12.581629	14.386403	14.34%	0
2011	13.355602	12.581629	-5.80%	0
95

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	23.340409	22.801533	-2.31%	0
2019	19.122055	23.340409	22.06%	0
2018	21.927474	19.122055	-12.79%	0
2017	20.984909	21.927474	4.49%	0
2016	18.115839	20.984909	15.84%	0
2015	19.676272	18.115839	-7.93%	0
2014	18.080535	19.676272	8.83%	0
2013	14.251315	18.080535	26.87%	0
2012	12.925308	14.251315	10.26%	0
2011	13.349032	12.925308	-3.17%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.718019	17.18%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	25.607417	27.908621	8.99%	0
2019	21.151674	25.607417	21.07%	0
2018	24.778833	21.151674	-14.64%	0
2017	22.209965	24.778833	11.57%	0
2016	19.161028	22.209965	15.91%	0
2015	20.404063	19.161028	-6.09%	0
2014	19.353860	20.404063	5.43%	0
2013	15.097220	19.353860	28.19%	0
2012	13.339611	15.097220	13.18%	0
2011	14.205453	13.339611	-6.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	17.244617	16.424814	-4.75%	0
2019	14.451640	17.244617	19.33%	0
2018	17.275184	14.451640	-16.34%	0
2017	15.748164	17.275184	9.70%	0
2016	13.897757	15.748164	13.31%	0
2015	14.852953	13.897757	-6.43%	0
2014	13.173396	14.852953	12.75%	0
2013	10.076920	13.173396	30.73%	0
2012	8.990069	10.076920	12.09%	0
2011	9.551729	8.990069	-5.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	19.838781	20.099602	1.31%	0
2019	17.302641	19.838781	14.66%	0
2018	21.629227	17.302641	-20.00%	0
2017	20.580845	21.629227	5.09%	0
2016	16.959901	20.580845	21.35%	0
2015	18.730650	16.959901	-9.45%	0
2014	18.164676	18.730650	3.12%	0
2013	13.427438	18.164676	35.28%	0
2012	11.571368	13.427438	16.04%	0
2011	12.650413	11.571368	-8.53%	0
96

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	22.614206	26.732855	18.21%	0
2019	18.679773	22.614206	21.06%	0
2018	22.196278	18.679773	-15.84%	0
2017	20.296982	22.196278	9.36%	0
2016	17.148165	20.296982	18.36%	0
2015	18.093796	17.148165	-5.23%	0
2014	18.627539	18.093796	-2.87%	0
2013	13.720128	18.627539	35.77%	0
2012	12.329652	13.720128	11.28%	0
2011	13.549112	12.329652	-9.00%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.848474	17.316304	9.26%	0
2019	12.841921	15.848474	23.41%	0
2018	14.034152	12.841921	-8.50%	0
2017	11.673616	14.034152	20.22%	0
2016	10.669489	11.673616	9.41%	0
2015	11.207408	10.669489	-4.80%	0
2014	10.916004	11.207408	2.67%	0
2013	7.893105	10.916004	38.30%	0
2012	7.012264	7.893105	12.56%	0
2011	8.237673	7.012264	-14.88%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	16.664853	18.201809	9.22%	0
2020	16.664853	18.201809	9.22%	0
2019	13.726216	16.664853	21.41%	0
2018	15.125226	13.726216	-9.25%	0
2017	13.232621	15.125226	14.30%	0
2016	12.471370	13.232621	6.10%	0
2015	12.985901	12.471370	-3.96%	0
2014	12.185781	12.985901	6.57%	0
2013	9.113937	12.185781	33.70%	0
2012	8.484418	9.113937	7.42%	0
2011	9.094410	8.484418	-6.71%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	13.460108	12.229537	-9.14%	0
2019	10.709367	13.460108	25.69%	0
2018	11.587668	10.709367	-7.58%	0
2017	11.329250	11.587668	2.28%	0
2016	10.969672	11.329250	3.28%	0
2015	12.068432	10.969672	-9.10%	0
2014	9.739211	12.068432	23.92%	0
2013	9.842441	9.739211	-1.05%	0
2012	8.838867	9.842441	11.35%	0
2011	8.642414	8.838867	2.27%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.083567	30.84%	0
97

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	8.119767	8.044961	-0.92%	0
2019	8.096427	8.119767	0.29%	0
2018	8.336478	8.096427	-2.88%	0
2017	8.516904	8.336478	-2.12%	0
2016	8.623771	8.516904	-1.24%	0
2015	8.981128	8.623771	-3.98%	0
2014	9.275550	8.981128	-3.17%	0
2013	9.616810	9.275550	-3.55%	0
2012	9.642335	9.616810	-0.26%	0
2011	9.878377	9.642335	-2.39%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	17.576895	27.181843	54.65%	0
2019	13.331587	17.576895	31.84%	0
2018	14.889207	13.331587	-10.46%	0
2017	12.116576	14.889207	22.88%	0
2016	11.856317	12.116576	2.20%	0
2015	12.348264	11.856317	-3.98%	0
2014	12.356522	12.348264	-0.07%	0
2013	9.252336	12.356522	33.55%	0
2012	8.376921	9.252336	10.45%	0
2011	9.098651	8.376921	-7.93%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	9.356360	9.976038	6.62%	0
2019	9.082499	9.356360	3.02%	0
2018	9.828869	9.082499	-7.59%	0
2017	9.211362	9.828869	6.70%	0
2016	9.289625	9.211362	-0.84%	0
2015	10.386841	9.289625	-10.56%	0
2014	10.747973	10.386841	-3.36%	0
2013	11.939184	10.747973	-9.98%	0
2012	11.776525	11.939184	1.38%	0
2011	11.272679	11.776525	4.47%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	8.983686	8.905897	-0.87%	0
2019	8.971972	8.983686	0.13%	0
2018	9.291718	8.971972	-3.44%	0
2017	9.523479	9.291718	-2.43%	0
2016	9.755938	9.523479	-2.38%	0
2015	10.104429	9.755938	-3.45%	0
2014	10.409318	10.104429	-2.93%	0
2013	10.828806	10.409318	-3.87%	0
2012	10.628967	10.828806	1.88%	0
2011	10.920445	10.628967	-2.67%	0
98

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	16.763919	22.404916	33.65%	0
2019	12.723784	16.763919	31.75%	0
2018	12.901605	12.723784	-1.38%	0
2017	10.227847	12.901605	26.14%	0
2016*	10.000000	10.227847	2.28%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	12.951110	13.987671	8.00%	0
2019	10.740170	12.951110	20.59%	0
2018	13.784455	10.740170	-22.08%	0
2017	11.301026	13.784455	21.98%	0
2016	12.022988	11.301026	-6.00%	0
2015	12.461095	12.022988	-3.52%	0
2014	13.873651	12.461095	-10.18%	0
2013	11.242905	13.873651	23.40%	0
2012	9.571938	11.242905	17.46%	0
2011	11.959548	9.571938	-19.96%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2020	18.717006	18.748335	0.17%	0
2019	15.635613	18.717006	19.71%	0
2018	20.271492	15.635613	-22.87%	0
2017	19.502070	20.271492	3.95%	0
2016	15.874142	19.502070	22.85%	0
2015	17.205026	15.874142	-7.74%	0
2014	17.264044	17.205026	-0.34%	0
2013	12.834195	17.264044	34.52%	0
2012	11.338626	12.834195	13.19%	0
2011	12.351221	11.338626	-8.20%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	4.845290	5.547380	14.49%	0
2019	4.508293	4.845290	7.48%	0
2018	6.538739	4.508293	-31.05%	0
2017	6.922174	6.538739	-5.54%	0
2016	5.009040	6.922174	38.19%	0
2015	7.833322	5.009040	-36.05%	0
2014	10.080948	7.833322	-22.30%	0
2013	9.486222	10.080948	6.27%	0
2012*	10.000000	9.486222	-5.14%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.980371	5.715690	14.76%	0
2019	4.620597	4.980371	7.79%	0
2018	6.688062	4.620597	-30.91%	0
2017	7.060562	6.688062	-5.28%	0
2016	5.098605	7.060562	38.48%	0
2015	7.951909	5.098605	-35.88%	0
2014	10.202792	7.951909	-22.06%	0
2013	9.580156	10.202792	6.50%	0
2012*	10.000000	9.580156	-4.20%	0
99

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	28.441177	43.239711	52.03%	0
2019	23.647271	28.441177	20.27%	0
2018	24.231421	23.647271	-2.41%	0
2017	19.979912	24.231421	21.28%	0
2016	19.243898	19.979912	3.82%	0
2015	20.565953	19.243898	-6.43%	0
2014	21.753850	20.565953	-5.46%	0
2013	15.028321	21.753850	44.75%	0
2012	14.460887	15.028321	3.92%	0
2011	15.730847	14.460887	-8.07%	0
100

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
101

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to the Treasury Regulation’s valuation rules, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
102

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a SEP IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a Simple IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
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When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
When the owner of a Tax Shelter Annuity attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an owner of a Tax Sheltered Annuity is required to begin certain minimum distributions from age 70 ½ to age 72. However, the change only applies to an owner of a Tax Sheltered annuity who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
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The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
IRS Rev. Proc. 2011-38 addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
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Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulation’s definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couple’s place of domicile.
Consistent with Rev. Proc. 2013-17, the final regulations provide that relationships entered into as civil unions or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
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This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
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Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be currently taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for favorable tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations that would limit the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
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For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For contract owners who attained the age of 70½ prior to January 1, 2020, distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. For those contract owners who attain age 70½ on or after January 1, 2020, the SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin to age 72. For those contract owners , distributions must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
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If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 70½ on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.Required Distributions Upon Death of a Contract Owner Before January 1, 2020Death Before Required Beginning Date
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding:
(a)	The life or life expectancy of the designated beneficiary, with such life expectancy determined under the tables prescribed by Treasury Regulation 1.401(a)(9)-9. Distributions must begin by the end of the calendar following the year of death.
a.	In the case of a non-spouse designated beneficiary, the life expectancy is determined in the calendare year following the contract owner’s death, with such life expectancy reduced by one for each subsequent calendar year that elapsed from the year the life expectancy was determined.
b.	If a designated beneficiary dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
c.	If the sole designated beneficiary is the surviving spouse of the contract owner, then distributions must begin by the later of the calendar year following the year of the contract owner’s death or the end of the calendar year in which the contract owner would have turned 70 ½ (age 72 for those who turn age 70 ½ on or after January 1, 2020).
(b)	If there is no designated beneficiary or if the designated beneficiary elects, the entire balance of the contract must be distributed by December 31st of the fifth year following the contract owner's death.
Death on or after Required Beginning Date
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed at least as rapidly as the distribution method in effect on the contract owner’s death. If the designated beneficiary receiving distributions dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the contract must be distributed by December 31st of the tenth year following the contract owner’s death. This 10-year post-death distribution period applies regardless of whether the contract owner dies before or after the contract owner’s required beginning date.
In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the contract can be distributed over a period not exceeding the life or life expectancy of the eligible designated beneficiary. The life or life expectancy period is generally determined as described in the Death Before Required Beginning Date section above, provided that distributions begin within one year of death. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31st of the tenth year following the eligible designated beneficiary’s death.
A distribution in the form of annuity payments (an annuitization) that began on or after January 1, 2020 while the contract owner was alive may need to be commuted or modified after the contract owner’s death in order to comply with the post-death distribution requirements. However, distributions in the form of annuity payments (an annuitization) that began prior to January 1, 2020, while the contract owner was alive, can continue under that method after the death the contract owner without modification.
112

In addition, a beneficiary who is not an eligible designated beneficiary or a designated beneficiary must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death.
Regardless of whether the contract owner dies before or on or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner. Any distributions required under these distribution rules will be made upon that spouse’s death.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed as ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The CARES Act was enacted on March 27, 2020. The CARES Act made numerous changes to the Internal Revenue Code effective January 1, 2020, including the following:
•	Waiving the 2020 lifetime and post death minimum distribution requirement (RMD) from defined contribution plans and IRAs, including the 2019 RMD taken in 2020 for those individuals turning 70½ in 2019. Additionally, 2020 will not be counted in measuring the five-year distribution period requirement for post death RMDs, with the result that the five-year period is extended by one year.
•	Relief for coronavirus-related distributions and loans from qualified plans and IRAs, which includes an exception from the 10% penalty for early distribution and an exemption from the 20% mandatory withholding requirement.
Along with the passage of the CARES Act, the IRS extended the deadline to make a 2019 IRA or Roth IRA contribution to July 15, 2020 in order to coincide with the extended deadline for filing an individual’s income tax return.
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
113

The Best of America All American AnnuitySM (STI)
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-7
The date of this prospectus is May 1, 2021.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2021), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 62. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a website (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares
•	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares

•	Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
•	Invesco - Invesco V.I. American Franchise Fund: Series II Shares
•	Invesco - Invesco V.I. Comstock Fund: Series II Shares
•	Invesco - Invesco V.I. Core Equity Fund: Series II Shares
•	Invesco - Invesco V.I. Global Fund: Series II
•	Invesco - Invesco V.I. Global Strategic Income Fund: Series II
•	Invesco - Invesco V.I. International Growth Fund: Series II Shares
•	Invesco - Invesco V.I. Main Street Fund: Series II
•	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II
•	VanEck VIP Trust - Global Resources Fund: Class S
•	VanEck VIP Trust - Global Resources Fund: Initial Class
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
2

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
3

Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-7, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
4

5

Table of Contents (continued)
6

Table of Contents (continued)
7

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. Some states or governmental entities charge premium tax on purchase payments. Nationwide will deduct an amount equal to the premium tax charged by an applicable governmental entity, which currently ranges between 0% and 3.5% of purchase payments.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule.
Loan Processing Fee	$25 [2]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [3]
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)[4]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option	0.25% [5]
Total Variable Account Charges (including this option only)	1.20%
Five Year CDSC Option	0.15% [6]
Total Variable Account Charges (including this option only)	1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [7]
Total Variable Account Charges (including this option only)	1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.10%
Optional Death Benefits (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[8] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
Total Variable Account Charges (including this option only)	1.10%
One-Year Step Up Death Benefit Option[9] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[10] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
Total Variable Account Charges (including this option only)	1.15%
5% Enhanced Death Benefit Option[11] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Total Variable Account Charges (including this option only)	1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.40%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.25%
Extra Value Option	0.45% [12]
Total Variable Account Charges (including this option only)	1.40%
8

Recurring Contract Expenses
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.

Beneficiary Protector Option[13]	0.40%
Total Variable Account Charges (including this option only)	1.35%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50% [14]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.65%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[4]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options.
[5]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-only Contracts.
[6]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
[7]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[8]	This option may not be elected with another death benefit option.
9

[9]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[10]	This option may not be elected with another death benefit option.
[11]	This option may be elected alone or along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[12]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[13]	This option may be elected at any time.
[14]	Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2020, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.49%	1.42%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.65%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.42%)	$1,232	$2,092	$2,945	$5,247	*	$1,592	$2,645	$5,247	$532	$1,592	$2,645	$5,247
Minimum Total Underlying Mutual Fund Operating Expenses (0.49%)	$1,135	$1,813	$2,502	$4,477	*	$1,313	$2,202	$4,477	$435	$1,313	$2,202	$4,477
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
10

Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000.The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide
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accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five Year CDSC Option	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Reduced Purchase Payment Option
A Reduced Purchase Payment Option is available at the time of application. If an applicant elects this option, Nationwide will reduce the minimum initial purchase payment requirement to $1,000 and subsequent purchase payment requirement to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets. This option is not available for contracts issued as Investment-Only Contracts.
Optional Death Benefits
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
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In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
•	The Variable Not Found Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70 or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
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Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 3.5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
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Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-7 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on July 22, 1994 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
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In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
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Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
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Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
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Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws (see Appendix C: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).
•	There is no death benefit payable on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or contract value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.
A beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the contract as the sole contract owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
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Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to
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provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
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Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.50% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
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An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2020, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its
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affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
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The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC Option is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
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Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. This option must be elected at the time of application. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization, unless the Contract Owner terminates the option as described below. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Optional Death Benefits
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
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One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's Variable Not Found birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
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Variable Not Found Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Variable Not Found Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Variable Not Found Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
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The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
CDSC Options
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
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If this waiver becomes effective, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one of the Guaranteed Minimum Income Benefit Options at the time of application. Once elected, the Guaranteed Minimum Income Benefit Options are irrevocable. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. The charges associated with these options are calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial professional regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
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(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. This option may be elected at the time of application or after the contract has been issued, and the option is irrevocable. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a charge of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
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How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant’s 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
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(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Note: The Capital Preservation Plus Option was not available before May 1, 2003.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
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•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
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Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.40% will have a
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lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. Joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
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If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
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Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
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Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
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(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer
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event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter. See, however, the Other Restrictions provision.
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Managers of Multiple Contracts
Some investment financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
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Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
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Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
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Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
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•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
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Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
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When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.
Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time. Following is an example of how principal and collateral interest, and finance interest accrue over time after a total default of a $50,000 loan.
After default, the first time interest is calculated:
1A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;

6.25%	x	$50,000	=	$3,125
(total interest rate)		(outstanding principal)		($2,000 =collateral interest $1,125 = finance interest)
1B.	The amount from 1A representing collateral interest is added to the outstanding principal;

$2,000	+	$50,000	=	$52,000
(collateral interest)		(outstanding principal)		(outstanding principal and collateral interest)
1C.	The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and

$1,125
(outstanding finance interest)
1D.	The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.

$52,000	+	$1,125	=	$53,125
(outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
Thereafter, when interest is calculated:
2A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;

6.25%	x	$52,000	=	$3,250
(total interest rate)		(1A outstanding principal and collateral interest)		($2,080 = collateral interest $1,170 = finance interest)
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2B.	The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;

$2,080	+	$52,000	=	$54,080
(collateral interest)		(1A outstanding principal and collateral interest)		(outstanding principal and collateral interest)
2C.	The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest ;

6.25%	x	$1,125	=	$70.31
(total interest rate)		(outstanding finance interest)		(finance interest)

$70.31	+	$1,125	=	$1,195.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2D.	The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;

$1,170	+	$1,195.31	=	$2,365.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2E.	The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.

$54,080	+	$2,365.31	=	$56,445.31
(total outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal	$50,000
Outstanding Collateral Interest	$ 40,047
Outstanding Finance Interest	$34,091
Total Outstanding Principal and Interest	$124,138
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
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When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
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Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
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Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner.
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A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
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(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's Variable Not Found birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and
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will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Variable Not Found Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Variable Not Found Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Variable Not Found Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be
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assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
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The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
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Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
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The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.95% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
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A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant’s 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant’s 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
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•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
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Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance
61

authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08666
Securities Act of 1933 Registration File No. 033-89560
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Sub-advisor:	Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania
Investment Objective:	To achieve high current income and moderate capital appreciation.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
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Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Comstock Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco - Invesco V.I. Core Equity Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Global Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
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Invesco - Invesco V.I. International Growth Fund: Series II Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Main Street Fund: Series II (formerly, Invesco Oppenheimer V.I. Main Street Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
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Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks capital appreciation, and secondarily current income.
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Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
VanEck VIP Trust - Global Resources Fund: Class S (formerly, VanEck VIP Trust - Global Hard Assets Fund: Class S)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
VanEck VIP Trust - Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Hard Assets Fund: Initial Class)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
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Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2020 (the maximum Variable Account charge of 3.65%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	29.616884	30.060917	1.50%	13,674
2019	24.189509	29.616884	22.44%	15,736
2018	25.938885	24.189509	-6.74%	17,962
2017	22.080622	25.938885	17.47%	19,220
2016	20.070015	22.080622	10.02%	22,367
2015	19.977495	20.070015	0.46%	25,889
2014	18.454605	19.977495	8.25%	32,794
2013	13.842950	18.454605	33.31%	40,057
2012	11.920416	13.842950	16.13%	43,828
2011	11.345789	11.920416	5.06%	57,420
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	18.942863	19.177755	1.24%	3,198
2019	16.375215	18.942863	15.68%	3,408
2018	21.465378	16.375215	-23.71%	3,499
2017	17.323425	21.465378	23.91%	5,341
2016	17.629860	17.323425	-1.74%	5,433
2015	17.381505	17.629860	1.43%	5,494
2014	18.760245	17.381505	-7.35%	6,158
2013	15.432453	18.760245	21.56%	6,296
2012	13.644113	15.432453	13.11%	10,147
2011	17.098319	13.644113	-20.20%	12,575
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	35.749229	47.855219	33.86%	5,467
2019	26.861392	35.749229	33.09%	5,151
2018	26.504815	26.861392	1.35%	6,462
2017	20.321787	26.504815	30.43%	8,435
2016	20.044250	20.321787	1.38%	10,938
2015	18.254958	20.044250	9.80%	10,081
2014	16.189452	18.254958	12.76%	11,376
2013	11.930527	16.189452	35.70%	15,041
2012	10.372853	11.930527	15.02%	22,104
2011	10.826450	10.372853	-4.67%	28,478
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No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	40.654432	41.497740	2.07%	14,709
2019	34.231529	40.654432	18.76%	15,266
2018	40.802556	34.231529	-16.10%	16,462
2017	36.502315	40.802556	11.78%	18,998
2016	29.530209	36.502315	23.61%	21,019
2015	31.613490	29.530209	-6.59%	24,754
2014	29.295867	31.613490	7.91%	27,990
2013	21.489258	29.295867	36.33%	35,119
2012	18.313487	21.489258	17.34%	39,999
2011	20.233263	18.313487	-9.49%	43,615
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	29.316604	30.623367	4.46%	14,352
2019	25.933644	29.316604	13.04%	16,035
2018	27.113812	25.933644	-4.35%	16,861
2017	25.687352	27.113812	5.55%	17,590
2016	22.643332	25.687352	13.44%	20,227
2015	23.500268	22.643332	-3.65%	22,479
2014	23.164936	23.500268	1.45%	23,411
2013	21.912579	23.164936	5.72%	29,843
2012	19.354396	21.912579	13.22%	49,076
2011	18.622881	19.354396	3.93%	65,016
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.768651	10.741739	-0.25%	15,313
2019	9.066341	10.768651	18.78%	15,982
2018*	10.000000	9.066341	-9.34%	17,535
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	17.591092	18.793481	6.84%	20,926
2019	16.268164	17.591092	8.13%	21,770
2018	16.554747	16.268164	-1.73%	25,136
2017	16.109122	16.554747	2.77%	24,012
2016	15.708421	16.109122	2.55%	25,922
2015	15.929078	15.708421	-1.39%	28,926
2014	15.536102	15.929078	2.53%	37,030
2013	15.568264	15.536102	-0.21%	49,423
2012	14.361317	15.568264	8.40%	69,076
2011	14.215737	14.361317	1.02%	110,228
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	24.016210	31.719489	32.08%	17,146
2019	18.676734	24.016210	28.59%	19,974
2018	19.884529	18.676734	-6.07%	21,021
2017	16.254599	19.884529	22.33%	21,459
2016	15.984997	16.254599	1.69%	24,904
2015	15.974659	15.984997	0.06%	29,974
2014	14.574323	15.974659	9.61%	28,716
2013	10.642837	14.574323	36.94%	40,062
2012	8.789653	10.642837	21.08%	35,107
2011	9.126397	8.789653	-3.69%	33,175
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No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	27.189664	28.665924	5.43%	96,437
2019	21.596328	27.189664	25.90%	108,634
2018	23.839916	21.596328	-9.41%	119,009
2017	21.365232	23.839916	11.58%	137,096
2016	18.324488	21.365232	16.59%	149,097
2015	19.319041	18.324488	-5.15%	169,397
2014	17.979729	19.319041	7.45%	184,094
2013	14.200513	17.979729	26.61%	207,610
2012	12.248111	14.200513	15.94%	254,194
2011	12.284886	12.248111	-0.30%	312,828
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	25.263430	26.923707	6.57%	53,298
2019	19.668172	25.263430	28.45%	60,368
2018	21.868068	19.668172	-10.06%	71,606
2017	18.932284	21.868068	15.51%	71,867
2016	16.504230	18.932284	14.71%	74,524
2015	17.096503	16.504230	-3.46%	86,120
2014	15.658959	17.096503	9.18%	87,508
2013	11.864351	15.658959	31.98%	98,262
2012	10.129951	11.864351	17.12%	106,592
2011	10.089802	10.129951	0.40%	120,881
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	21.968884	31.236805	42.19%	120,232
2019	16.554831	21.968884	32.70%	139,235
2018	16.787049	16.554831	-1.38%	157,576
2017	12.570888	16.787049	33.54%	180,398
2016	12.621707	12.570888	-0.40%	201,616
2015	11.919782	12.621707	5.89%	220,277
2014	10.840267	11.919782	9.96%	237,864
2013	8.047184	10.840267	34.71%	262,587
2012	7.101719	8.047184	13.31%	297,616
2011	7.172026	7.101719	-0.98%	371,501
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	19.697164	19.982853	1.45%	23,575
2019	17.327043	19.697164	13.68%	25,536
2018	18.152508	17.327043	-4.55%	30,315
2017	17.141129	18.152508	5.90%	45,360
2016	15.157441	17.141129	13.09%	51,417
2015	15.918166	15.157441	-4.78%	55,864
2014	15.926815	15.918166	-0.05%	45,996
2013	15.212745	15.926815	4.69%	51,696
2012	13.476208	15.212745	12.89%	75,221
2011	13.117755	13.476208	2.73%	86,023
70

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	47.474450	55.425304	16.75%	91,921
2019	38.912799	47.474450	22.00%	103,768
2018	46.097933	38.912799	-15.59%	109,741
2017	38.609671	46.097933	19.39%	124,716
2016	34.826534	38.609671	10.86%	132,314
2015	35.742690	34.826534	-2.56%	149,909
2014	34.032729	35.742690	5.02%	154,875
2013	25.288268	34.032729	34.58%	170,953
2012	22.285970	25.288268	13.47%	222,867
2011	25.238327	22.285970	-11.70%	260,639
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	15.228701	17.396942	14.24%	52,023
2019	12.058567	15.228701	26.29%	57,240
2018	14.332991	12.058567	-15.87%	64,948
2017	11.131880	14.332991	28.76%	67,614
2016	11.863347	11.131880	-6.17%	75,294
2015	11.594889	11.863347	2.32%	78,355
2014	12.765185	11.594889	-9.17%	43,894
2013	9.900860	12.765185	28.93%	50,516
2012	8.303849	9.900860	19.23%	58,060
2011	10.141934	8.303849	-18.12%	81,474
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	30.955570	33.120687	6.99%	8,452
2019	23.305592	30.955570	32.82%	11,419
2018	28.521064	23.305592	-18.29%	12,819
2017	24.179213	28.521064	17.96%	13,270
2016	22.339183	24.179213	8.24%	16,808
2015	23.296689	22.339183	-4.11%	21,768
2014	22.081917	23.296689	5.50%	22,111
2013	17.124699	22.081917	28.95%	25,643
2012	13.606702	17.124699	25.85%	29,095
2011	15.101760	13.606702	-9.90%	33,586
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	29.970568	42.153119	40.65%	26,770
2019	22.179001	29.970568	35.13%	28,958
2018	23.299306	22.179001	-4.81%	29,883
2017	18.517423	23.299306	25.82%	31,688
2016	18.324958	18.517423	1.05%	32,437
2015	17.661752	18.324958	3.76%	33,149
2014	16.484585	17.661752	7.14%	33,403
2013	11.905000	16.484585	38.47%	36,255
2012	10.599433	11.905000	12.32%	39,992
2011	11.431370	10.599433	-7.28%	37,371
71

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	28.851603	28.266475	-2.03%	29,948
2019	23.313741	28.851603	23.75%	33,924
2018	26.860423	23.313741	-13.20%	34,831
2017	23.063797	26.860423	16.46%	41,880
2016	19.903363	23.063797	15.88%	47,581
2015	21.421195	19.903363	-7.09%	55,412
2014	19.822671	21.421195	8.06%	59,069
2013	14.752926	19.822671	34.36%	65,439
2012	12.524523	14.752926	17.79%	93,018
2011	12.916674	12.524523	-3.04%	116,434
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	21.497360	24.182905	12.49%	2,338
2019	16.868171	21.497360	27.44%	4,832
2018	18.841674	16.868171	-10.47%	5,675
2017	16.851904	18.841674	11.81%	5,780
2016	15.463749	16.851904	8.98%	5,880
2015	16.609048	15.463749	-6.90%	12,882
2014	15.548360	16.609048	6.82%	12,966
2013	12.174648	15.548360	27.71%	17,453
2012	10.818875	12.174648	12.53%	21,275
2011	10.954587	10.818875	-1.24%	12,924
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	35.929950	45.317557	26.13%	21,474
2019	27.594853	35.929950	30.21%	28,081
2018	32.169559	27.594853	-14.22%	30,826
2017	23.824317	32.169559	35.03%	34,534
2016	24.090023	23.824317	-1.10%	34,936
2015	23.459542	24.090023	2.69%	41,512
2014	23.207389	23.459542	1.09%	45,419
2013	18.450068	23.207389	25.78%	19,307
2012	15.400841	18.450068	19.80%	23,126
2011	16.997638	15.400841	-9.39%	31,853
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	21.456423	21.888483	2.01%	36,547
2019	19.584988	21.456423	9.56%	42,729
2018	20.714116	19.584988	-5.45%	39,286
2017	19.721755	20.714116	5.03%	44,063
2016	18.736551	19.721755	5.26%	55,922
2015	19.399642	18.736551	-3.42%	61,483
2014	19.109589	19.399642	1.52%	82,112
2013	19.363920	19.109589	-1.31%	103,882
2012	17.278115	19.363920	12.07%	147,892
2011	17.330909	17.278115	-0.30%	177,212
72

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	29.529761	33.267998	12.66%	471
2019	23.248056	29.529761	27.02%	509
2018	27.681256	23.248056	-16.02%	555
2017	22.771005	27.681256	21.56%	2,701
2016	23.150083	22.771005	-1.64%	2,728
2015	23.999881	23.150083	-3.54%	2,952
2014	24.208302	23.999881	-0.86%	2,981
2013	20.587064	24.208302	17.59%	3,205
2012	18.033964	20.587064	14.16%	4,833
2011	19.575298	18.033964	-7.87%	5,561
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	30.168383	33.973702	12.61%	34,731
2019	23.120012	30.168383	30.49%	46,612
2018	25.399682	23.120012	-8.98%	47,375
2017	21.985241	25.399682	15.53%	51,916
2016	19.942386	21.985241	10.24%	60,658
2015	19.526984	19.942386	2.13%	75,538
2014	17.857044	19.526984	9.35%	78,796
2013	13.716123	17.857044	30.19%	88,967
2012	11.875554	13.716123	15.50%	114,713
2011	12.027045	11.875554	-1.26%	129,112
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	27.060032	36.484234	34.83%	16,580
2019	19.756905	27.060032	36.96%	16,868
2018	19.758992	19.756905	-0.01%	19,174
2017	15.747093	19.758992	25.48%	22,407
2016	15.196288	15.747093	3.62%	23,863
2015	14.690878	15.196288	3.44%	27,534
2014	13.662472	14.690878	7.53%	30,135
2013	10.052293	13.662472	35.91%	35,445
2012	8.717264	10.052293	15.31%	39,564
2011	9.378876	8.717264	-7.05%	56,164
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	37.404855	53.938523	44.20%	9,367
2019	26.730569	37.404855	39.93%	9,776
2018	27.459903	26.730569	-2.66%	10,554
2017	21.944192	27.459903	25.14%	12,896
2016	20.362459	21.944192	7.77%	14,432
2015	21.008516	20.362459	-3.08%	16,280
2014	22.928340	21.008516	-8.37%	14,108
2013	16.391773	22.928340	39.88%	16,747
2012	13.688690	16.391773	19.75%	21,661
2011	15.440003	13.688690	-11.34%	33,386
73

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	34.964206	35.747432	2.24%	16,710
2019	27.257114	34.964206	28.28%	18,770
2018	30.699465	27.257114	-11.21%	19,391
2017	26.411199	30.699465	16.24%	21,897
2016	23.435398	26.411199	12.70%	29,609
2015	23.883242	23.435398	-1.88%	38,748
2014	21.880044	23.883242	9.16%	33,383
2013	16.290963	21.880044	34.31%	37,803
2012	14.193338	16.290963	14.78%	43,478
2011	14.396343	14.193338	-1.41%	43,428
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	23.082956	27.483609	19.06%	11,230
2019	18.546590	23.082956	24.46%	14,044
2018	20.742507	18.546590	-10.59%	16,020
2017	16.512381	20.742507	25.62%	13,608
2016	16.053670	16.512381	2.86%	15,486
2015	15.244199	16.053670	5.31%	20,863
2014	15.218030	15.244199	0.17%	21,257
2013	12.037490	15.218030	26.42%	26,197
2012	10.483109	12.037490	14.83%	13,788
2011	10.774935	10.483109	-2.71%	8,518
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.891911	21.655999	21.04%	19,542
2019	12.940897	17.891911	38.26%	29,446
2018	12.990876	12.940897	-0.38%	27,816
2017	10.238123	12.990876	26.89%	31,810
2016	9.765565	10.238123	4.84%	39,259
2015*	10.000000	9.765565	-2.34%	40,480
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	14.248549	21.276730	49.33%	0
2019	10.829167	14.248549	31.58%	0
2018	13.120811	10.829167	-17.47%	0
2017	10.551799	13.120811	24.35%	0
2016	10.922704	10.551799	-3.40%	0
2015	11.100099	10.922704	-1.60%	0
2014	11.360141	11.100099	-2.29%	0
2013	9.472551	11.360141	19.93%	2,772
2012	8.278737	9.472551	14.42%	1,331
2011	9.247941	8.278737	-10.48%	152
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	28.028673	42.059069	50.06%	59,644
74

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	14.526973	15.397916	6.00%	0
2019	13.462346	14.526973	7.91%	0
2018	13.649390	13.462346	-1.37%	0
2017	13.199590	13.649390	3.41%	0
2016	12.649579	13.199590	4.35%	0
2015	12.863549	12.649579	-1.66%	0
2014	12.361997	12.863549	4.06%	36
2013	12.723774	12.361997	-2.84%	767
2012	11.921719	12.723774	6.73%	330
2011	11.291133	11.921719	5.58%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	31.240325	34.965529	11.92%	14,479
2019	25.712267	31.240325	21.50%	16,363
2018	31.526201	25.712267	-18.44%	17,994
2017	22.537474	31.526201	39.88%	18,037
2016	21.169902	22.537474	6.46%	19,450
2015	25.514765	21.169902	-17.03%	21,748
2014	27.325255	25.514765	-6.63%	25,205
2013	27.469468	27.325255	-0.52%	7,202
2012	23.705775	27.469468	15.88%	8,030
2011	30.919669	23.705775	-23.33%	12,204
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.429323	13.051817	5.01%	0
2020	12.429323	13.051817	5.01%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	15.619806	16.412491	5.07%	104,068
2019	14.839155	15.619806	5.26%	110,206
2018	14.989455	14.839155	-1.00%	117,984
2017	14.823863	14.989455	1.12%	132,337
2016	14.855480	14.823863	-0.21%	147,752
2015	15.014283	14.855480	-1.06%	156,453
2014	14.495959	15.014283	3.58%	163,148
2013	15.253589	14.495959	-4.97%	190,250
2012	14.943453	15.253589	2.08%	224,614
2011	14.065910	14.943453	6.24%	257,972
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	10.285934	10.213022	-0.71%	420,808
2019	10.202836	10.285934	0.81%	480,552
2018	10.159938	10.202836	0.42%	557,777
2017	10.214070	10.159938	-0.53%	620,397
2016	10.310992	10.214070	-0.94%	547,084
2015	10.409884	10.310992	-0.95%	623,993
2014	10.509725	10.409884	-0.95%	778,650
2013	10.610515	10.509725	-0.95%	882,285
2012	10.712556	10.610515	-0.95%	946,940
2011	10.815010	10.712556	-0.95%	757,951
75

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	28.190777	31.501678	11.74%	33,306
2019	23.002271	28.190777	22.56%	36,433
2018	25.480314	23.002271	-9.73%	36,765
2017	21.720988	25.480314	17.31%	37,538
2016	20.032169	21.720988	8.43%	39,407
2015	20.428190	20.032169	-1.94%	43,515
2014	19.644754	20.428190	3.99%	53,768
2013	15.586283	19.644754	26.04%	64,874
2012	13.576952	15.586283	14.80%	86,415
2011	14.267815	13.576952	-4.84%	101,056
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	16.803969	17.762007	5.70%	28,044
2019	15.488617	16.803969	8.49%	32,593
2018	15.925165	15.488617	-2.74%	37,879
2017	15.212999	15.925165	4.68%	45,054
2016	14.730459	15.212999	3.28%	55,812
2015	14.832458	14.730459	-0.69%	68,172
2014	14.413970	14.832458	2.90%	85,273
2013	13.881501	14.413970	3.84%	101,677
2012	13.325285	13.881501	4.17%	116,335
2011	13.069774	13.325285	1.95%	131,511
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	23.265588	25.428405	9.30%	205,098
2019	19.948822	23.265588	16.63%	221,941
2018	21.354093	19.948822	-6.58%	245,466
2017	19.090556	21.354093	11.86%	273,599
2016	17.988287	19.090556	6.13%	312,870
2015	18.221802	17.988287	-1.28%	370,228
2014	17.490371	18.221802	4.18%	434,890
2013	15.140619	17.490371	15.52%	497,266
2012	13.794698	15.140619	9.76%	647,407
2011	13.932367	13.794698	-0.99%	797,053
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	26.465397	29.445800	11.26%	101,539
2020	26.465397	29.445800	11.26%	101,539
2019	21.931912	26.465397	20.67%	153,637
2018	23.997606	21.931912	-8.61%	166,585
2017	20.764006	23.997606	15.57%	184,916
2016	19.323705	20.764006	7.45%	192,673
2015	19.652457	19.323705	-1.67%	207,874
2014	18.903874	19.652457	3.96%	218,476
2013	15.595313	18.903874	21.22%	262,915
2012	13.840733	15.595313	12.68%	300,520
2011	14.276814	13.840733	-3.05%	448,726
76

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	20.205448	21.725148	7.52%	60,057
2019	17.975579	20.205448	12.40%	56,702
2018	18.852472	17.975579	-4.65%	64,674
2017	17.427522	18.852472	8.18%	68,365
2016	16.644981	17.427522	4.70%	72,832
2015	16.809758	16.644981	-0.98%	95,246
2014	16.203057	16.809758	3.74%	111,770
2013	14.804710	16.203057	9.45%	155,631
2012	13.834743	14.804710	7.01%	177,748
2011	13.684915	13.834743	1.09%	221,252
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	24.290522	31.257493	28.68%	968
2019	18.832549	24.290522	28.98%	1,252
2018	19.673312	18.832549	-4.27%	233
2017	15.292322	19.673312	28.65%	233
2016	15.137350	15.292322	1.02%	233
2015	14.818766	15.137350	2.15%	233
2014	13.582497	14.818766	9.10%	0
2013	10.201893	13.582497	33.14%	0
2012	8.868570	10.201893	15.03%	0
2011	9.252540	8.868570	-4.15%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	40.625566	47.695282	17.40%	380,645
2019	29.865594	40.625566	36.03%	416,369
2018	30.625471	29.865594	-2.48%	460,225
2017	24.332125	30.625471	25.86%	516,048
2016	23.774518	24.332125	2.35%	575,308
2015	22.898281	23.774518	3.83%	655,188
2014	21.294592	22.898281	7.53%	713,959
2013	15.774789	21.294592	34.99%	770,045
2012	13.448910	15.774789	17.29%	880,967
2011	13.925062	13.448910	-3.42%	1,072,665
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.816390	18.16%	54,960
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	37.090167	41.453131	11.76%	20,207
2019	29.857939	37.090167	24.22%	23,340
2018	34.089177	29.857939	-12.41%	25,672
2017	29.777571	34.089177	14.48%	28,285
2016	25.049267	29.777571	18.88%	33,322
2015	26.010487	25.049267	-3.70%	35,536
2014	24.052890	26.010487	8.14%	35,955
2013	18.284844	24.052890	31.55%	41,307
2012	15.741304	18.284844	16.16%	57,918
2011	16.329309	15.741304	-3.60%	68,026
77

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	26.631932	37.066373	39.18%	6,442
2019	19.861095	26.631932	34.09%	6,416
2018	21.847683	19.861095	-9.09%	6,463
2017	17.695368	21.847683	23.47%	6,765
2016	16.532425	17.695368	7.03%	9,266
2015	16.603044	16.532425	-0.43%	11,445
2014	16.347350	16.603044	1.56%	14,773
2013	11.465150	16.347350	42.58%	19,445
2012	10.235272	11.465150	12.02%	33,851
2011	10.422995	10.235272	-1.80%	40,761
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	28.601002	29.731879	3.95%	10,884
2019	24.328140	28.601002	17.56%	11,498
2018	29.637715	24.328140	-17.91%	12,154
2017	27.512951	29.637715	7.72%	12,495
2016	22.112292	27.512951	24.42%	12,413
2015	23.822645	22.112292	-7.18%	12,584
2014	22.527126	23.822645	5.75%	14,639
2013	16.242327	22.527126	38.69%	17,409
2012	13.630774	16.242327	19.16%	18,021
2011	14.554941	13.630774	-6.35%	31,536
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	36.158784	43.822101	21.19%	10,288
2019	29.122079	36.158784	24.16%	10,498
2018	33.731983	29.122079	-13.67%	12,073
2017	30.083817	33.731983	12.13%	12,588
2016	24.784337	30.083817	21.38%	14,069
2015	25.505388	24.784337	-2.83%	14,749
2014	25.607629	25.505388	-0.40%	16,748
2013	18.394164	25.607629	39.22%	19,445
2012	16.116918	18.394164	14.13%	24,501
2011	17.273568	16.116918	-6.70%	25,622
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	21.880005	24.576366	12.32%	2,908
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.989938	7.050073	17.70%	0
2019	5.421436	5.989938	10.49%	754
2018	7.647271	5.421436	-29.11%	1,948
2017	7.875679	7.647271	-2.90%	36,473
2016	5.544135	7.875679	42.05%	37,581
2015	8.433083	5.544135	-34.26%	5,189
2014	10.556304	8.433083	-20.11%	11,657
2013	9.662724	10.556304	9.25%	7,433
2012*	10.000000	9.662724	-3.37%	7,395
78

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	6.157343	7.264462	17.98%	553
2019	5.556865	6.157343	10.81%	1,515
2018	7.822457	5.556865	-28.96%	1,515
2017	8.033694	7.822457	-2.63%	3,699
2016	5.643680	8.033694	42.35%	3,699
2015	8.561375	5.643680	-34.08%	3,699
2014	10.684685	8.561375	-19.87%	18,237
2013	9.759140	10.684685	9.48%	19,524
2012*	10.000000	9.759140	-2.41%	19,696
79

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	19.512803	19.265357	-1.27%	0
2019	16.383484	19.512803	19.10%	0
2018	18.063650	16.383484	-9.30%	0
2017	15.806157	18.063650	14.28%	0
2016	14.768283	15.806157	7.03%	0
2015	15.112149	14.768283	-2.28%	0
2014	14.351333	15.112149	5.30%	0
2013	11.066448	14.351333	29.68%	0
2012	9.797160	11.066448	12.96%	0
2011	9.585617	9.797160	2.21%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	10.097657	9.944140	-1.52%	0
2019	8.973547	10.097657	12.53%	0
2018	12.094859	8.973547	-25.81%	0
2017	10.033584	12.094859	20.54%	0
2016	10.496406	10.033584	-4.41%	0
2015	10.638674	10.496406	-1.34%	0
2014	11.804525	10.638674	-9.88%	0
2013	9.982517	11.804525	18.25%	0
2012	9.073593	9.982517	10.02%	0
2011	11.689316	9.073593	-22.38%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	26.405735	34.384791	30.22%	0
2019	20.396702	26.405735	29.46%	0
2018	20.693326	20.396702	-1.43%	0
2017	16.308889	20.693326	26.88%	0
2016	16.535677	16.308889	-1.37%	0
2015	15.481463	16.535677	6.81%	0
2014	14.114423	15.481463	9.69%	0
2013	10.692614	14.114423	32.00%	0
2012	9.557599	10.692614	11.88%	0
2011	10.254553	9.557599	-7.26%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	23.383324	23.217616	-0.71%	0
2019	20.240686	23.383324	15.53%	0
2018	24.806682	20.240686	-18.41%	0
2017	22.812132	24.806682	8.74%	0
2016	18.970449	22.812132	20.25%	0
2015	20.878126	18.970449	-9.14%	0
2014	19.889776	20.878126	4.97%	0
2013	14.998153	19.889776	32.61%	0
2012	13.140681	14.998153	14.14%	0
2011	14.924531	13.140681	-11.95%	0
80

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	16.332625	16.595561	1.61%	0
2019	14.852669	16.332625	9.96%	0
2018	15.966244	14.852669	-6.97%	0
2017	15.548868	15.966244	2.68%	0
2016	14.089178	15.548868	10.36%	0
2015	15.032314	14.089178	-6.27%	0
2014	15.233059	15.032314	-1.32%	0
2013	14.813264	15.233059	2.83%	0
2012	13.451411	14.813264	10.12%	0
2011	13.304725	13.451411	1.10%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.367720	10.059859	-2.97%	0
2019	8.973352	10.367720	15.54%	0
2018*	10.000000	8.973352	-10.27%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	10.114176	10.511033	3.92%	0
2019	9.615587	10.114176	5.19%	0
2018	10.060728	9.615587	-4.42%	0
2017	10.063448	10.060728	-0.03%	0
2016	10.087348	10.063448	-0.24%	0
2015	10.515723	10.087348	-4.07%	0
2014	10.543694	10.515723	-0.27%	0
2013	10.861631	10.543694	-2.93%	0
2012	10.301044	10.861631	5.44%	0
2011	10.481562	10.301044	-1.72%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	23.469120	30.152484	28.48%	0
2019	18.762614	23.469120	25.08%	0
2018	20.539335	18.762614	-8.65%	0
2017	17.258678	20.539335	19.01%	0
2016	17.446722	17.258678	-1.08%	0
2015	17.924134	17.446722	-2.66%	0
2014	16.811119	17.924134	6.62%	0
2013	12.619965	16.811119	33.21%	0
2012	10.715130	12.619965	17.78%	0
2011	11.436838	10.715130	-6.31%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	17.945470	18.403980	2.56%	0
2019	14.653100	17.945470	22.47%	0
2018	16.631497	14.653100	-11.90%	0
2017	15.321365	16.631497	8.55%	0
2016	13.507892	15.321365	13.43%	0
2015	14.640235	13.507892	-7.73%	0
2014	14.007112	14.640235	4.52%	0
2013	11.372697	14.007112	23.16%	0
2012	10.084550	11.372697	12.77%	0
2011	10.397749	10.084550	-3.01%	0
81

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	19.053169	19.751762	3.67%	0
2019	15.248812	19.053169	24.95%	0
2018	17.432490	15.248812	-12.53%	0
2017	15.513648	17.432490	12.37%	0
2016	13.901893	15.513648	11.59%	0
2015	14.804441	13.901893	-6.10%	0
2014	13.939570	14.804441	6.20%	0
2013	10.857311	13.939570	28.39%	0
2012	9.530451	10.857311	13.92%	0
2011	9.758146	9.530451	-2.33%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	24.356729	33.688903	38.31%	0
2019	18.868401	24.356729	29.09%	0
2018	19.672527	18.868401	-4.09%	0
2017	15.142833	19.672527	29.91%	0
2016	15.628962	15.142833	-3.11%	0
2015	15.173392	15.628962	3.00%	0
2014	14.185903	15.173392	6.96%	0
2013	10.825656	14.185903	31.04%	0
2012	9.822008	10.825656	10.22%	0
2011	10.196620	9.822008	-3.67%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	14.634786	14.442271	-1.32%	0
2019	13.234398	14.634786	10.58%	0
2018	14.255644	13.234398	-7.16%	0
2017	13.837420	14.255644	3.02%	0
2016	12.577832	13.837420	10.01%	0
2015	13.579383	12.577832	-7.38%	0
2014	13.967519	13.579383	-2.78%	0
2013	13.715046	13.967519	1.84%	0
2012	12.490707	13.715046	9.80%	0
2011	12.498236	12.490707	-0.06%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	26.515309	30.112253	13.57%	0
2019	22.342427	26.515309	18.68%	0
2018	27.214546	22.342427	-17.90%	0
2017	23.430224	27.214546	16.15%	0
2016	21.724982	23.430224	7.85%	0
2015	22.921500	21.724982	-5.22%	0
2014	22.436646	22.921500	2.16%	0
2013	17.138501	22.436646	30.91%	0
2012	15.527999	17.138501	10.37%	0
2011	18.077260	15.527999	-14.10%	0
82

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	15.091704	16.770469	11.12%	0
2019	12.284843	15.091704	22.85%	0
2018	15.013872	12.284843	-18.18%	0
2017	11.986230	15.013872	25.26%	0
2016	13.130875	11.986230	-8.72%	0
2015	13.193525	13.130875	-0.47%	0
2014	14.932463	13.193525	-11.65%	0
2013	11.906052	14.932463	25.42%	0
2012	10.265995	11.906052	15.98%	0
2011	12.889667	10.265995	-20.35%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	18.691628	19.453561	4.08%	0
2019	14.466527	18.691628	29.21%	0
2018	18.203365	14.466527	-20.53%	0
2017	15.863119	18.203365	14.75%	0
2016	15.065549	15.863119	5.29%	0
2015	16.151731	15.065549	-6.72%	0
2014	15.738598	16.151731	2.62%	0
2013	12.547198	15.738598	25.44%	0
2012	10.249546	12.547198	22.42%	0
2011	11.694152	10.249546	-12.35%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.191786	31.730608	36.82%	0
2019	17.643275	23.191786	31.45%	0
2018	19.057150	17.643275	-7.42%	0
2017	15.568773	19.057150	22.41%	0
2016	15.837469	15.568773	-1.70%	0
2015	15.692115	15.837469	0.93%	0
2014	15.056675	15.692115	4.22%	0
2013	11.178265	15.056675	34.70%	0
2012	10.231919	11.178265	9.25%	0
2011	11.343704	10.231919	-9.80%	0
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	19.304923	18.397542	-4.70%	0
2019	16.036380	19.304923	20.38%	0
2018	18.997047	16.036380	-15.58%	0
2017	16.767389	18.997047	13.30%	0
2016	14.874094	16.767389	12.73%	0
2015	16.457248	14.874094	-9.62%	0
2014	15.655973	16.457248	5.12%	0
2013	11.978143	15.655973	30.70%	0
2012	10.454445	11.978143	14.57%	0
2011	11.083392	10.454445	-5.67%	0
83

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	14.730104	16.118490	9.43%	0
2019	11.881972	14.730104	23.97%	0
2018	13.646437	11.881972	-12.93%	0
2017	12.546223	13.646437	8.77%	0
2016	11.834395	12.546223	6.01%	0
2015	13.067237	11.834395	-9.43%	0
2014	12.575564	13.067237	3.91%	0
2013	10.122654	12.575564	24.23%	0
2012	9.248069	10.122654	9.46%	0
2011	9.625954	9.248069	-3.93%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	23.474015	28.800359	22.69%	0
2019	18.533510	23.474015	26.66%	0
2018	22.215603	18.533510	-16.57%	0
2017	16.911809	22.215603	31.36%	0
2016	17.578364	16.911809	-3.79%	0
2015	17.598093	17.578364	-0.11%	0
2014	17.896876	17.598093	-1.67%	0
2013	14.626586	17.896876	22.36%	0
2012	12.552109	14.626586	16.53%	0
2011	14.241312	12.552109	-11.86%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	11.616254	11.527029	-0.77%	0
2019	10.900139	11.616254	6.57%	0
2018	11.853523	10.900139	-8.04%	0
2017	11.600981	11.853523	2.18%	0
2016	11.329403	11.600981	2.40%	0
2015	12.059182	11.329403	-6.05%	0
2014	12.211769	12.059182	-1.25%	0
2013	12.721108	12.211769	-4.00%	0
2012	11.669679	12.721108	9.01%	0
2011	12.032512	11.669679	-3.02%	0
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	19.428362	21.291195	9.59%	0
2019	15.723943	19.428362	23.56%	0
2018	19.250531	15.723943	-18.32%	0
2017	16.277968	19.250531	18.26%	0
2016	17.011458	16.277968	-4.31%	0
2015	18.130435	17.011458	-6.17%	0
2014	18.800529	18.130435	-3.56%	0
2013	16.436029	18.800529	14.39%	0
2012	14.802025	16.436029	11.04%	0
2011	16.516812	14.802025	-10.38%	0
84

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	20.464042	22.416994	9.54%	0
2019	16.122261	20.464042	26.93%	0
2018	18.211408	16.122261	-11.47%	0
2017	16.203495	18.211408	12.39%	0
2016	15.108480	16.203495	7.25%	0
2015	15.208355	15.108480	-0.66%	0
2014	14.297439	15.208355	6.37%	0
2013	11.289443	14.297439	26.64%	0
2012	10.048971	11.289443	12.34%	0
2011	10.461772	10.048971	-3.95%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	21.668744	28.419348	31.15%	0
2019	16.263819	21.668744	33.23%	0
2018	16.724176	16.263819	-2.75%	0
2017	13.700591	16.724176	22.07%	0
2016	13.590822	13.700591	0.81%	0
2015	13.507029	13.590822	0.62%	0
2014	12.913534	13.507029	4.60%	0
2013	9.767299	12.913534	32.21%	0
2012	8.708046	9.767299	12.16%	0
2011	9.631074	8.708046	-9.58%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	26.479178	37.143899	40.28%	0
2019	19.452754	26.479178	36.12%	0
2018	20.547110	19.452754	-5.33%	0
2017	16.878430	20.547110	21.74%	0
2016	16.099458	16.878430	4.84%	0
2015	17.075918	16.099458	-5.72%	0
2014	19.159031	17.075918	-10.87%	0
2013	14.080457	19.159031	36.07%	0
2012	12.088830	14.080457	16.47%	0
2011	14.017071	12.088830	-13.76%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	23.447636	23.319046	-0.55%	0
2019	18.791211	23.447636	24.78%	0
2018	21.761273	18.791211	-13.65%	0
2017	19.244339	21.761273	13.08%	0
2016	17.553114	19.244339	9.63%	0
2015	18.389887	17.553114	-4.55%	0
2014	17.319489	18.389887	6.18%	0
2013	13.256375	17.319489	30.65%	0
2012	11.873853	13.256375	11.64%	0
2011	12.380504	11.873853	-4.09%	0
85

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	17.673789	20.469717	15.82%	0
2019	14.598256	17.673789	21.07%	0
2018	16.787208	14.598256	-13.04%	0
2017	13.736849	16.787208	22.21%	0
2016	13.728324	13.736849	0.06%	0
2015	13.401341	13.728324	2.44%	0
2014	13.753238	13.401341	-2.56%	0
2013	11.183357	13.753238	22.98%	0
2012	10.012785	11.183357	11.69%	0
2011	10.579447	10.012785	-5.36%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	15.684805	18.467152	17.74%	0
2019	11.662328	15.684805	34.49%	0
2018	12.037463	11.662328	-3.12%	0
2017	9.751579	12.037463	23.44%	0
2016	9.561379	9.751579	1.99%	0
2015*	10.000000	9.561379	-4.39%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	10.320750	14.991696	45.26%	0
2019	8.063674	10.320750	27.99%	0
2018	10.045743	8.063674	-19.73%	0
2017	8.304387	10.045743	20.97%	0
2016	8.836553	8.304387	-6.02%	0
2015	9.231840	8.836553	-4.28%	0
2014	9.712993	9.231840	-4.95%	0
2013	8.325908	9.712993	16.66%	0
2012	7.480939	8.325908	11.29%	0
2011	8.590672	7.480939	-12.92%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	19.210302	28.041811	45.97%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	10.523520	10.850443	3.11%	0
2019	10.025512	10.523520	4.97%	0
2018	10.451261	10.025512	-4.07%	0
2017	10.389239	10.451261	0.60%	0
2016	10.234534	10.389239	1.51%	0
2015	10.699338	10.234534	-4.34%	0
2014	10.570281	10.699338	1.22%	0
2013	11.184555	10.570281	-5.49%	0
2012	10.773921	11.184555	3.81%	0
2011	10.489114	10.773921	2.72%	0
86

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	18.054126	19.655869	8.87%	0
2019	15.275735	18.054126	18.19%	0
2018	19.258366	15.275735	-20.68%	0
2017	14.151516	19.258366	36.09%	0
2016	13.664095	14.151516	3.57%	0
2015	16.930611	13.664095	-19.29%	0
2014	18.640457	16.930611	-9.17%	0
2013	19.264119	18.640457	-3.24%	0
2012	17.091659	19.264119	12.71%	0
2011	22.917118	17.091659	-25.42%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	10.622253	10.850155	2.15%	0
2020	10.622253	10.850155	2.15%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	8.999725	9.198744	2.21%	0
2019	8.789496	8.999725	2.39%	0
2018	9.128716	8.789496	-3.72%	0
2017	9.280127	9.128716	-1.63%	0
2016	9.559804	9.280127	-2.93%	0
2015	9.932795	9.559804	-3.76%	0
2014	9.858614	9.932795	0.75%	0
2013	10.664667	9.858614	-7.56%	0
2012	10.741357	10.664667	-0.71%	0
2011	10.393021	10.741357	3.35%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	6.564085	6.339893	-3.42%	0
2019	6.693516	6.564085	-1.93%	0
2018	6.853192	6.693516	-2.33%	0
2017	7.082244	6.853192	-3.23%	0
2016	7.349227	7.082244	-3.63%	0
2015	7.627637	7.349227	-3.65%	0
2014	7.916591	7.627637	-3.65%	0
2013	8.216496	7.916591	-3.65%	0
2012	8.528623	8.216496	-3.66%	0
2011	8.850799	8.528623	-3.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	18.306139	19.898616	8.70%	0
2019	15.355353	18.306139	19.22%	0
2018	17.489276	15.355353	-12.20%	0
2017	15.325286	17.489276	14.12%	0
2016	14.528590	15.325286	5.48%	0
2015	15.231075	14.528590	-4.61%	0
2014	15.057435	15.231075	1.15%	0
2013	12.281227	15.057435	22.61%	0
2012	10.998413	12.281227	11.66%	0
2011	11.881425	10.998413	-7.43%	0
87

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	10.298891	10.589370	2.82%	0
2019	9.758715	10.298891	5.54%	0
2018	10.316555	9.758715	-5.41%	0
2017	10.130564	10.316555	1.84%	0
2016	10.083314	10.130564	0.47%	0
2015	10.437690	10.083314	-3.40%	0
2014	10.427436	10.437690	0.10%	0
2013	10.323642	10.427436	1.01%	0
2012	10.188400	10.323642	1.33%	0
2011	10.272304	10.188400	-0.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	14.623401	15.547253	6.32%	0
2019	12.889959	14.623401	13.45%	0
2018	14.186979	12.889959	-9.14%	0
2017	13.037424	14.186979	8.82%	0
2016	12.627872	13.037424	3.24%	0
2015	13.150321	12.627872	-3.97%	0
2014	12.976179	13.150321	1.34%	0
2013	11.547539	12.976179	12.37%	0
2012	10.816542	11.547539	6.76%	0
2011	11.229956	10.816542	-3.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	16.947152	18.341768	8.23%	0
2020	16.947152	18.341768	8.23%	0
2019	14.437583	16.947152	17.38%	0
2018	16.242864	14.437583	-11.11%	0
2017	14.446699	16.242864	12.43%	0
2016	13.820195	14.446699	4.53%	0
2015	14.449267	13.820195	-4.35%	0
2014	14.288379	14.449267	1.13%	0
2013	12.117773	14.288379	17.91%	0
2012	11.056469	12.117773	9.60%	0
2011	11.723814	11.056469	-5.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	12.475346	13.048096	4.59%	0
2019	11.409527	12.475346	9.34%	0
2018	12.303415	11.409527	-7.27%	0
2017	11.691187	12.303415	5.24%	0
2016	11.478199	11.691187	1.86%	0
2015	11.916699	11.478199	-3.68%	0
2014	11.808482	11.916699	0.92%	0
2013	11.091686	11.808482	6.46%	0
2012	10.656148	11.091686	4.09%	0
2011	10.835391	10.656148	-1.65%	0
88

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	17.595569	22.025539	25.18%	0
2019	14.024116	17.595569	25.47%	0
2018	15.063296	14.024116	-6.90%	0
2017	12.035751	15.063296	25.15%	0
2016	12.246681	12.035751	-1.72%	0
2015	12.324911	12.246681	-0.63%	0
2014	11.613240	12.324911	6.13%	0
2013	8.967006	11.613240	29.51%	0
2012	8.013974	8.967006	11.89%	0
2011	8.594762	8.013974	-6.76%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	30.255102	34.552213	14.20%	0
2019	22.864810	30.255102	32.32%	0
2018	24.107578	22.864810	-5.16%	0
2017	19.688316	24.107578	22.45%	0
2016	19.774633	19.688316	-0.44%	0
2015	19.579515	19.774633	1.00%	0
2014	18.718512	19.579515	4.60%	0
2013	14.254788	18.718512	31.31%	0
2012	12.494271	14.254788	14.09%	0
2011	13.298420	12.494271	-6.05%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.718019	17.18%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	24.794061	26.955307	8.72%	0
2019	20.518686	24.794061	20.84%	0
2018	24.087162	20.518686	-14.81%	0
2017	21.628240	24.087162	11.37%	0
2016	18.702083	21.628240	15.65%	0
2015	19.964023	18.702083	-6.32%	0
2014	18.978871	19.964023	5.19%	0
2013	14.831594	18.978871	27.96%	0
2012	13.127039	14.831594	12.99%	0
2011	13.998329	13.127039	-6.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	19.020176	25.751322	35.39%	0
2019	14.581915	19.020176	30.44%	0
2018	16.492965	14.581915	-11.59%	0
2017	13.731383	16.492965	20.11%	0
2016	13.187429	13.731383	4.12%	0
2015	13.614984	13.187429	-3.14%	0
2014	13.781039	13.614984	-1.20%	0
2013	9.935793	13.781039	38.70%	0
2012	9.119114	9.935793	8.96%	0
2011	9.546122	9.119114	-4.47%	0
89

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	19.070603	19.284343	1.12%	0
2019	16.676070	19.070603	14.36%	0
2018	20.888725	16.676070	-20.17%	0
2017	19.932913	20.888725	4.80%	0
2016	16.467628	19.932913	21.04%	0
2015	18.238754	16.467628	-9.71%	0
2014	17.730199	18.238754	2.87%	0
2013	13.141519	17.730199	34.92%	0
2012	11.338201	13.141519	15.90%	0
2011	12.445676	11.338201	-8.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	21.718256	25.603949	17.89%	0
2019	17.981840	21.718256	20.78%	0
2018	21.415867	17.981840	-16.03%	0
2017	19.633236	21.415867	9.08%	0
2016	16.626453	19.633236	18.08%	0
2015	17.589785	16.626453	-5.48%	0
2014	18.155332	17.589785	-3.12%	0
2013	13.406177	18.155332	35.43%	0
2012	12.076367	13.406177	11.01%	0
2011	13.305151	12.076367	-9.24%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.848474	17.316304	9.26%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	4.845290	5.547380	14.49%	0
2019	4.508293	4.845290	7.48%	0
2018	6.538739	4.508293	-31.05%	0
2017	6.922174	6.538739	-5.54%	0
2016	5.009040	6.922174	38.19%	0
2015	7.833322	5.009040	-36.05%	0
2014	10.080948	7.833322	-22.30%	0
2013	9.486222	10.080948	6.27%	0
2012*	10.000000	9.486222	-5.14%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.980371	5.715690	14.76%	0
2019	4.620597	4.980371	7.79%	0
2018	6.688062	4.620597	-30.91%	0
2017	7.060562	6.688062	-5.28%	0
2016	5.098605	7.060562	38.48%	0
2015	7.951909	5.098605	-35.88%	0
2014	10.202792	7.951909	-22.06%	0
2013	9.580156	10.202792	6.50%	0
2012*	10.000000	9.580156	-4.20%	0
90

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
91

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to the Treasury Regulation’s valuation rules, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
92

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a SEP IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a Simple IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
93

When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
When the owner of a Tax Shelter Annuity attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an owner of a Tax Sheltered Annuity is required to begin certain minimum distributions from age 70 ½ to age 72. However, the change only applies to an owner of a Tax Sheltered annuity who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
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The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
IRS Rev. Proc. 2011-38 addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
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Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulation’s definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couple’s place of domicile.
Consistent with Rev. Proc. 2013-17, the final regulations provide that relationships entered into as civil unions or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
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This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
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Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be currently taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for favorable tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations that would limit the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
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For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For contract owners who attained the age of 70½ prior to January 1, 2020, distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. For those contract owners who attain age 70½ on or after January 1, 2020, the SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin to age 72. For those contract owners , distributions must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
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If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 70½ on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.Required Distributions Upon Death of a Contract Owner Before January 1, 2020Death Before Required Beginning Date
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding:
(a)	The life or life expectancy of the designated beneficiary, with such life expectancy determined under the tables prescribed by Treasury Regulation 1.401(a)(9)-9. Distributions must begin by the end of the calendar following the year of death.
a.	In the case of a non-spouse designated beneficiary, the life expectancy is determined in the calendare year following the contract owner’s death, with such life expectancy reduced by one for each subsequent calendar year that elapsed from the year the life expectancy was determined.
b.	If a designated beneficiary dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
c.	If the sole designated beneficiary is the surviving spouse of the contract owner, then distributions must begin by the later of the calendar year following the year of the contract owner’s death or the end of the calendar year in which the contract owner would have turned 70 ½ (age 72 for those who turn age 70 ½ on or after January 1, 2020).
(b)	If there is no designated beneficiary or if the designated beneficiary elects, the entire balance of the contract must be distributed by December 31st of the fifth year following the contract owner's death.
Death on or after Required Beginning Date
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed at least as rapidly as the distribution method in effect on the contract owner’s death. If the designated beneficiary receiving distributions dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the contract must be distributed by December 31st of the tenth year following the contract owner’s death. This 10-year post-death distribution period applies regardless of whether the contract owner dies before or after the contract owner’s required beginning date.
In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the contract can be distributed over a period not exceeding the life or life expectancy of the eligible designated beneficiary. The life or life expectancy period is generally determined as described in the Death Before Required Beginning Date section above, provided that distributions begin within one year of death. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31st of the tenth year following the eligible designated beneficiary’s death.
A distribution in the form of annuity payments (an annuitization) that began on or after January 1, 2020 while the contract owner was alive may need to be commuted or modified after the contract owner’s death in order to comply with the post-death distribution requirements. However, distributions in the form of annuity payments (an annuitization) that began prior to January 1, 2020, while the contract owner was alive, can continue under that method after the death the contract owner without modification.
102

In addition, a beneficiary who is not an eligible designated beneficiary or a designated beneficiary must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death.
Regardless of whether the contract owner dies before or on or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner. Any distributions required under these distribution rules will be made upon that spouse’s death.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed as ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The CARES Act was enacted on March 27, 2020. The CARES Act made numerous changes to the Internal Revenue Code effective January 1, 2020, including the following:
•	Waiving the 2020 lifetime and post death minimum distribution requirement (RMD) from defined contribution plans and IRAs, including the 2019 RMD taken in 2020 for those individuals turning 70½ in 2019. Additionally, 2020 will not be counted in measuring the five-year distribution period requirement for post death RMDs, with the result that the five-year period is extended by one year.
•	Relief for coronavirus-related distributions and loans from qualified plans and IRAs, which includes an exception from the 10% penalty for early distribution and an exemption from the 20% mandatory withholding requirement.
Along with the passage of the CARES Act, the IRS extended the deadline to make a 2019 IRA or Roth IRA contribution to July 15, 2020 in order to coincide with the extended deadline for filing an individual’s income tax return.
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
103

The Best of America All American AnnuitySM
The Best of America All American AnnuitySM (Compass)
M&T Variable Annuity Portfolio
The Best of America All American AnnuitySM (STI)
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2021
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-7
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2021. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-7 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $273 billion as of December 31, 2020.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your financial professional.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-7 and the statutory financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
The KPMG LLP report dated March 19, 2021 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S.

generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2020. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2020; therefore, no Condensed Financial Information is available:
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	29.616884	30.060917	1.50%	13,674
2019	24.189509	29.616884	22.44%	15,736
2018	25.938885	24.189509	-6.74%	17,962
2017	22.080622	25.938885	17.47%	19,220
2016	20.070015	22.080622	10.02%	22,367
2015	19.977495	20.070015	0.46%	25,889
2014	18.454605	19.977495	8.25%	32,794
2013	13.842950	18.454605	33.31%	40,057
2012	11.920416	13.842950	16.13%	43,828
2011	11.345789	11.920416	5.06%	57,420
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	18.942863	19.177755	1.24%	3,198
2019	16.375215	18.942863	15.68%	3,408
2018	21.465378	16.375215	-23.71%	3,499
2017	17.323425	21.465378	23.91%	5,341
2016	17.629860	17.323425	-1.74%	5,433
2015	17.381505	17.629860	1.43%	5,494
2014	18.760245	17.381505	-7.35%	6,158
2013	15.432453	18.760245	21.56%	6,296
2012	13.644113	15.432453	13.11%	10,147
2011	17.098319	13.644113	-20.20%	12,575
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	35.749229	47.855219	33.86%	5,467
2019	26.861392	35.749229	33.09%	5,151
2018	26.504815	26.861392	1.35%	6,462
2017	20.321787	26.504815	30.43%	8,435
2016	20.044250	20.321787	1.38%	10,938
2015	18.254958	20.044250	9.80%	10,081
2014	16.189452	18.254958	12.76%	11,376
2013	11.930527	16.189452	35.70%	15,041
2012	10.372853	11.930527	15.02%	22,104
2011	10.826450	10.372853	-4.67%	28,478

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	40.654432	41.497740	2.07%	14,709
2019	34.231529	40.654432	18.76%	15,266
2018	40.802556	34.231529	-16.10%	16,462
2017	36.502315	40.802556	11.78%	18,998
2016	29.530209	36.502315	23.61%	21,019
2015	31.613490	29.530209	-6.59%	24,754
2014	29.295867	31.613490	7.91%	27,990
2013	21.489258	29.295867	36.33%	35,119
2012	18.313487	21.489258	17.34%	39,999
2011	20.233263	18.313487	-9.49%	43,615
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.973520	22.685102	19.56%	9,538
2019	16.267208	18.973520	16.64%	9,801
2018	17.770901	16.267208	-8.46%	11,559
2017	15.778010	17.770901	12.63%	15,486
2016	15.345042	15.778010	2.82%	32,485
2015	15.648868	15.345042	-1.94%	39,080
2014	15.499469	15.648868	0.96%	25,690
2013	13.676520	15.499469	13.33%	30,616
2012	12.556505	13.676520	8.92%	38,118
2011	13.155568	12.556505	-4.55%	81,063
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.586558	14.513312	6.82%	1,984
2019	11.444519	13.586558	18.72%	1,902
2018	13.704544	11.444519	-16.49%	2,983
2017	12.026760	13.704544	13.95%	2,977
2016	10.539602	12.026760	14.11%	2,970
2015	10.915333	10.539602	-3.44%	2,970
2014*	10.000000	10.915333	9.15%	1,445
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	41.055703	44.991364	9.59%	951
2019	33.915848	41.055703	21.05%	1,163
2018	37.619454	33.915848	-9.84%	1,233
2017	33.788410	37.619454	11.34%	1,098
2016	27.131505	33.788410	24.54%	1,217
2015	28.045037	27.131505	-3.26%	2,072
2014	26.934559	28.045037	4.12%	1,913
2013	19.324800	26.934559	39.38%	2,939
2012	16.857002	19.324800	14.64%	2,743
2011	16.923108	16.857002	-0.39%	5,255

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	36.034226	42.119335	16.89%	3,891
2019	27.731942	36.034226	29.94%	3,893
2018	29.360325	27.731942	-5.55%	3,891
2017	24.388078	29.360325	20.39%	4,570
2016	22.041032	24.388078	10.65%	8,472
2015	22.008764	22.041032	0.15%	10,114
2014	19.590016	22.008764	12.35%	9,882
2013	14.980081	19.590016	30.77%	10,188
2012	13.067548	14.980081	14.64%	13,946
2011	12.949479	13.067548	0.91%	15,229
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	39.038765	45.517215	16.59%	14,487
2019	30.122549	39.038765	29.60%	15,517
2018	31.964767	30.122549	-5.76%	16,926
2017	26.623155	31.964767	20.06%	22,010
2016	24.118434	26.623155	10.39%	22,387
2015	24.140113	24.118434	-0.09%	26,724
2014	21.547983	24.140113	12.03%	33,694
2013	16.517640	21.547983	30.45%	36,956
2012	14.441674	16.517640	14.37%	27,913
2011	14.347420	14.441674	0.66%	54,594
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	30.338866	37.306074	22.96%	0
2019	22.797083	30.338866	33.08%	0
2018	24.076786	22.797083	-5.32%	0
2017	21.075431	24.076786	14.24%	156
2016	19.277327	21.075431	9.33%	182
2015	20.104491	19.277327	-4.11%	239
2014	17.890549	20.104491	12.37%	473
2013	13.444660	17.890549	33.07%	698
2012	12.122275	13.444660	10.91%	1,464
2011	12.128991	12.122275	-0.06%	2,170
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.307642	11.424148	1.03%	1,981
2019	10.661394	11.307642	6.06%	2,467
2018	10.773465	10.661394	-1.04%	2,199
2017	10.514550	10.773465	2.46%	1,439
2016	9.743482	10.514550	7.91%	1,841
2015	9.935516	9.743482	-1.93%	635
2014*	10.000000	9.935516	-0.64%	0

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	29.316604	30.623367	4.46%	14,352
2019	25.933644	29.316604	13.04%	16,035
2018	27.113812	25.933644	-4.35%	16,861
2017	25.687352	27.113812	5.55%	17,590
2016	22.643332	25.687352	13.44%	20,227
2015	23.500268	22.643332	-3.65%	22,479
2014	23.164936	23.500268	1.45%	23,411
2013	21.912579	23.164936	5.72%	29,843
2012	19.354396	21.912579	13.22%	49,076
2011	18.622881	19.354396	3.93%	65,016
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.768651	10.741739	-0.25%	15,313
2019	9.066341	10.768651	18.78%	15,982
2018*	10.000000	9.066341	-9.34%	17,535
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	18.170125	19.458744	7.09%	7,038
2019	16.761527	18.170125	8.40%	7,911
2018	17.024117	16.761527	-1.54%	10,265
2017	16.520281	17.024117	3.05%	30,592
2016	16.063979	16.520281	2.84%	13,877
2015	16.257638	16.063979	-1.19%	17,532
2014	15.813732	16.257638	2.81%	19,998
2013	15.801862	15.813732	0.08%	22,282
2012	14.540187	15.801862	8.68%	28,312
2011	14.353103	14.540187	1.30%	33,606
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	17.591092	18.793481	6.84%	20,926
2019	16.268164	17.591092	8.13%	21,770
2018	16.554747	16.268164	-1.73%	25,136
2017	16.109122	16.554747	2.77%	24,012
2016	15.708421	16.109122	2.55%	25,922
2015	15.929078	15.708421	-1.39%	28,926
2014	15.536102	15.929078	2.53%	37,030
2013	15.568264	15.536102	-0.21%	49,423
2012	14.361317	15.568264	8.40%	69,076
2011	14.215737	14.361317	1.02%	110,228
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ
2020	23.704192	27.506724	16.04%	8,254
2019	19.511024	23.704192	21.49%	8,722
2018	21.355045	19.511024	-8.64%	10,664
2017	18.163386	21.355045	17.57%	11,922
2016	17.917373	18.163386	1.37%	13,967
2015	18.094618	17.917373	-0.98%	15,816
2014	17.274800	18.094618	4.75%	19,555
2013	14.255956	17.274800	21.18%	26,038
2012	12.479183	14.255956	14.24%	35,334
2011	13.440622	12.479183	-7.15%	43,346

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ
2020	17.938632	20.779931	15.84%	10,755
2019	14.784831	17.938632	21.33%	14,508
2018	16.204645	14.784831	-8.76%	14,749
2017	13.806645	16.204645	17.37%	15,000
2016	13.641866	13.806645	1.21%	16,476
2015	13.798188	13.641866	-1.13%	16,808
2014	13.197593	13.798188	4.55%	17,277
2013	10.913573	13.197593	20.93%	17,981
2012	9.571829	10.913573	14.02%	18,404
2011	10.330835	9.571829	-7.35%	20,514
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2020	24.752055	28.130302	13.65%	16,160
2019	21.148941	24.752055	17.04%	17,421
2018	22.581008	21.148941	-6.34%	19,488
2017	20.007795	22.581008	12.86%	22,688
2016	19.609046	20.007795	2.03%	28,092
2015	19.792078	19.609046	-0.92%	30,126
2014	18.906928	19.792078	4.68%	33,071
2013	16.522035	18.906928	14.43%	35,817
2012	14.837240	16.522035	11.36%	44,955
2011	15.393047	14.837240	-3.61%	56,131
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	19.666907	22.311597	13.45%	12,205
2019	16.824968	19.666907	16.89%	18,065
2018	17.997703	16.824968	-6.52%	19,737
2017	15.974497	17.997703	12.67%	22,926
2016	15.681996	15.974497	1.87%	23,362
2015	15.841940	15.681996	-1.01%	23,498
2014	15.154548	15.841940	4.54%	23,645
2013	13.265126	15.154548	14.24%	27,668
2012	11.932641	13.265126	11.17%	28,042
2011	12.395911	11.932641	-3.74%	28,701
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2020	30.866859	37.398536	21.16%	32,655
2019	25.070400	30.866859	23.12%	37,447
2018	26.440809	25.070400	-5.18%	41,053
2017	22.963134	26.440809	15.14%	46,809
2016	21.634252	22.963134	6.14%	50,949
2015	21.731456	21.634252	-0.45%	59,666
2014	19.928857	21.731456	9.05%	68,241
2013	16.836928	19.928857	18.36%	79,511
2012	14.787659	16.836928	13.86%	94,876
2011	15.515456	14.787659	-4.69%	117,927

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	25.997207	31.448003	20.97%	8,433
2019	21.146936	25.997207	22.94%	9,371
2018	22.343133	21.146936	-5.35%	10,019
2017	19.426100	22.343133	15.02%	10,509
2016	18.332498	19.426100	5.97%	13,204
2015	18.441867	18.332498	-0.59%	16,122
2014	16.923246	18.441867	8.97%	16,984
2013	14.323585	16.923246	18.15%	18,788
2012	12.594695	14.323585	13.73%	28,380
2011	13.221071	12.594695	-4.74%	32,391
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2020	24.750400	32.722504	32.21%	9,449
2019	19.227606	24.750400	28.72%	9,450
2018	20.428800	19.227606	-5.88%	9,692
2017	16.664613	20.428800	22.59%	9,932
2016	16.372718	16.664613	1.78%	10,332
2015	16.340684	16.372718	0.20%	10,628
2014	14.877955	16.340684	9.83%	11,602
2013	10.853827	14.877955	37.08%	12,666
2012	8.937704	10.853827	21.44%	14,269
2011	9.272186	8.937704	-3.61%	14,721
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	24.016210	31.719489	32.08%	17,146
2019	18.676734	24.016210	28.59%	19,974
2018	19.884529	18.676734	-6.07%	21,021
2017	16.254599	19.884529	22.33%	21,459
2016	15.984997	16.254599	1.69%	24,904
2015	15.974659	15.984997	0.06%	29,974
2014	14.574323	15.974659	9.61%	28,716
2013	10.642837	14.574323	36.94%	40,062
2012	8.789653	10.642837	21.08%	35,107
2011	9.126397	8.789653	-3.69%	33,175
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	31.266362	32.996489	5.53%	97,218
2019	24.791920	31.266362	26.12%	102,734
2018	27.326548	24.791920	-9.28%	116,677
2017	24.456413	27.326548	11.74%	145,284
2016	20.941271	24.456413	16.79%	157,581
2015	22.043383	20.941271	-5.00%	180,843
2014	20.483652	22.043383	7.61%	198,752
2013	16.154794	20.483652	26.80%	222,110
2012	13.917919	16.154794	16.07%	241,216
2011	13.931478	13.917919	-0.10%	286,532

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	27.189664	28.665924	5.43%	96,437
2019	21.596328	27.189664	25.90%	108,634
2018	23.839916	21.596328	-9.41%	119,009
2017	21.365232	23.839916	11.58%	137,096
2016	18.324488	21.365232	16.59%	149,097
2015	19.319041	18.324488	-5.15%	169,397
2014	17.979729	19.319041	7.45%	184,094
2013	14.200513	17.979729	26.61%	207,610
2012	12.248111	14.200513	15.94%	254,194
2011	12.284886	12.248111	-0.30%	312,828
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2020	12.797010	12.715995	-0.63%	54,293
2019	12.663494	12.797010	1.05%	37,942
2018	12.578593	12.663494	0.67%	74,120
2017	12.613190	12.578593	-0.27%	53,020
2016	12.707864	12.613190	-0.75%	53,601
2015	12.826137	12.707864	-0.92%	77,095
2014	12.947862	12.826137	-0.94%	83,968
2013	13.068246	12.947862	-0.92%	134,173
2012	13.176009	13.068246	-0.82%	212,963
2011	13.287525	13.176009	-0.84%	214,691
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2020	33.808962	36.078254	6.71%	70,663
2019	26.268049	33.808962	28.71%	72,561
2018	29.168349	26.268049	-9.94%	79,049
2017	25.217730	29.168349	15.67%	89,015
2016	21.957846	25.217730	14.85%	101,786
2015	22.702121	21.957846	-3.28%	115,543
2014	20.763266	22.702121	9.34%	137,050
2013	15.706880	20.763266	32.19%	147,278
2012	13.393309	15.706880	17.27%	165,999
2011	13.311898	13.393309	0.61%	198,075
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	25.263430	26.923707	6.57%	53,298
2019	19.668172	25.263430	28.45%	60,368
2018	21.868068	19.668172	-10.06%	71,606
2017	18.932284	21.868068	15.51%	71,867
2016	16.504230	18.932284	14.71%	74,524
2015	17.096503	16.504230	-3.46%	86,120
2014	15.658959	17.096503	9.18%	87,508
2013	11.864351	15.658959	31.98%	98,262
2012	10.129951	11.864351	17.12%	106,592
2011	10.089802	10.129951	0.40%	120,881

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	42.388552	60.354801	42.38%	119,886
2019	31.892675	42.388552	32.91%	126,776
2018	32.289167	31.892675	-1.23%	140,386
2017	24.146170	32.289167	33.72%	157,561
2016	24.204389	24.146170	-0.24%	171,805
2015	22.826653	24.204389	6.04%	196,447
2014	20.726647	22.826653	10.13%	220,706
2013	15.363312	20.726647	34.91%	249,210
2012	13.541366	15.363312	13.45%	255,955
2011	13.651692	13.541366	-0.81%	304,027
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	21.968884	31.236805	42.19%	120,232
2019	16.554831	21.968884	32.70%	139,235
2018	16.787049	16.554831	-1.38%	157,576
2017	12.570888	16.787049	33.54%	180,398
2016	12.621707	12.570888	-0.40%	201,616
2015	11.919782	12.621707	5.89%	220,277
2014	10.840267	11.919782	9.96%	237,864
2013	8.047184	10.840267	34.71%	262,587
2012	7.101719	8.047184	13.31%	297,616
2011	7.172026	7.101719	-0.98%	371,501
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	19.043958	19.362703	1.67%	62,747
2019	16.730445	19.043958	13.83%	66,358
2018	17.522697	16.730445	-4.52%	73,392
2017	16.522038	17.522697	6.06%	81,208
2016	14.584042	16.522038	13.29%	101,680
2015	15.298493	14.584042	-4.67%	120,202
2014	15.281017	15.298493	0.11%	120,068
2013	14.571681	15.281017	4.87%	134,863
2012	12.882932	14.571681	13.11%	145,390
2011	12.514908	12.882932	2.94%	172,288
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	19.697164	19.982853	1.45%	23,575
2019	17.327043	19.697164	13.68%	25,536
2018	18.152508	17.327043	-4.55%	30,315
2017	17.141129	18.152508	5.90%	45,360
2016	15.157441	17.141129	13.09%	51,417
2015	15.918166	15.157441	-4.78%	55,864
2014	15.926815	15.918166	-0.05%	45,996
2013	15.212745	15.926815	4.69%	51,696
2012	13.476208	15.212745	12.89%	75,221
2011	13.117755	13.476208	2.73%	86,023

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2020	38.233953	44.778134	17.12%	145,966
2019	29.387451	38.233953	30.10%	156,089
2018	31.066204	29.387451	-5.40%	169,014
2017	25.768208	31.066204	20.56%	196,295
2016	23.256520	25.768208	10.80%	225,548
2015	23.170406	23.256520	0.37%	239,146
2014	20.597463	23.170406	12.49%	250,538
2013	15.724759	20.597463	30.99%	283,010
2012	13.696126	15.724759	14.81%	386,201
2011	13.550928	13.696126	1.07%	472,511
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2020	23.785267	25.772593	8.36%	76,421
2019	21.896772	23.785267	8.62%	79,556
2018	22.225865	21.896772	-1.48%	83,413
2017	21.530579	22.225865	3.23%	85,813
2016	20.752550	21.530579	3.75%	92,331
2015	21.077045	20.752550	-1.54%	109,480
2014	20.107393	21.077045	4.82%	120,570
2013	20.667625	20.107393	-2.71%	135,660
2012	19.704129	20.667625	4.89%	166,922
2011	18.533414	19.704129	6.32%	194,977
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	84.638948	98.957883	16.92%	52,247
2019	69.276049	84.638948	22.18%	52,886
2018	81.939868	69.276049	-15.46%	54,799
2017	68.534448	81.939868	19.56%	59,167
2016	61.714681	68.534448	11.05%	61,951
2015	63.255271	61.714681	-2.44%	67,218
2014	60.135739	63.255271	5.19%	69,831
2013	44.620934	60.135739	34.77%	76,241
2012	39.259010	44.620934	13.66%	77,335
2011	44.392274	39.259010	-11.56%	84,806
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	47.474450	55.425304	16.75%	91,921
2019	38.912799	47.474450	22.00%	103,768
2018	46.097933	38.912799	-15.59%	109,741
2017	38.609671	46.097933	19.39%	124,716
2016	34.826534	38.609671	10.86%	132,314
2015	35.742690	34.826534	-2.56%	149,909
2014	34.032729	35.742690	5.02%	154,875
2013	25.288268	34.032729	34.58%	170,953
2012	22.285970	25.288268	13.47%	222,867
2011	25.238327	22.285970	-11.70%	260,639

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	22.247800	25.450837	14.40%	42,510
2019	17.592638	22.247800	26.46%	43,514
2018	20.868571	17.592638	-15.70%	46,777
2017	16.193399	20.868571	28.87%	52,203
2016	17.230760	16.193399	-6.02%	55,827
2015	16.809297	17.230760	2.51%	63,252
2014	18.478515	16.809297	-9.03%	59,251
2013	14.309076	18.478515	29.14%	62,240
2012	11.984794	14.309076	19.39%	72,235
2011	14.617902	11.984794	-18.01%	90,022
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	15.228701	17.396942	14.24%	52,023
2019	12.058567	15.228701	26.29%	57,240
2018	14.332991	12.058567	-15.87%	64,948
2017	11.131880	14.332991	28.76%	67,614
2016	11.863347	11.131880	-6.17%	75,294
2015	11.594889	11.863347	2.32%	78,355
2014	12.765185	11.594889	-9.17%	43,894
2013	9.900860	12.765185	28.93%	50,516
2012	8.303849	9.900860	19.23%	58,060
2011	10.141934	8.303849	-18.12%	81,474
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2020	27.835488	29.288633	5.22%	4,142
2019	21.288717	27.835488	30.75%	4,193
2018	24.983969	21.288717	-14.79%	4,496
2017	21.831379	24.983969	14.44%	7,721
2016	19.696574	21.831379	10.84%	7,808
2015	20.049208	19.696574	-1.76%	7,982
2014	18.185510	20.049208	10.25%	8,418
2013	13.878257	18.185510	31.04%	8,589
2012	11.598910	13.878257	19.65%	9,117
2011	12.016300	11.598910	-3.47%	9,455
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2020	27.069774	28.427011	5.01%	3,175
2019	20.723614	27.069774	30.62%	3,484
2018	24.353254	20.723614	-14.90%	3,666
2017	21.311989	24.353254	14.27%	3,746
2016	19.260532	21.311989	10.65%	3,832
2015	19.636335	19.260532	-1.91%	4,101
2014	17.843013	19.636335	10.05%	4,137
2013	13.628294	17.843013	30.93%	4,596
2012	11.413859	13.628294	19.40%	6,113
2011	11.840221	11.413859	-3.60%	7,750

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	33.610320	36.013891	7.15%	2,564
2019	25.267978	33.610320	33.02%	2,540
2018	30.860026	25.267978	-18.12%	2,554
2017	26.134635	30.860026	18.08%	2,530
2016	24.100222	26.134635	8.44%	2,557
2015	25.098058	24.100222	-3.98%	3,643
2014	23.749369	25.098058	5.68%	3,448
2013	18.380961	23.749369	29.21%	5,904
2012	14.600683	18.380961	25.89%	5,926
2011	16.171310	14.600683	-9.71%	8,006
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	30.955570	33.120687	6.99%	8,452
2019	23.305592	30.955570	32.82%	11,419
2018	28.521064	23.305592	-18.29%	12,819
2017	24.179213	28.521064	17.96%	13,270
2016	22.339183	24.179213	8.24%	16,808
2015	23.296689	22.339183	-4.11%	21,768
2014	22.081917	23.296689	5.50%	22,111
2013	17.124699	22.081917	28.95%	25,643
2012	13.606702	17.124699	25.85%	29,095
2011	15.101760	13.606702	-9.90%	33,586
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.911110	17.610676	10.68%	3,663
2019	13.402159	15.911110	18.72%	3,678
2018	14.976455	13.402159	-10.51%	3,690
2017	13.502325	14.976455	10.92%	7,388
2016	12.044022	13.502325	12.11%	7,401
2015	12.965069	12.044022	-7.10%	8,507
2014	12.726936	12.965069	1.87%	8,520
2013	10.381296	12.726936	22.59%	8,392
2012	9.087691	10.381296	14.23%	6,038
2011	9.318350	9.087691	-2.48%	3,981
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2020	36.910225	42.492419	15.12%	4,184
2019	28.756583	36.910225	28.35%	4,635
2018	30.511328	28.756583	-5.75%	5,847
2017	25.488968	30.511328	19.70%	7,104
2016	22.120829	25.488968	15.23%	4,757
2015	23.122840	22.120829	-4.33%	8,241
2014	21.415918	23.122840	7.97%	9,759
2013	16.625133	21.415918	28.82%	10,866
2012	14.963121	16.625133	11.11%	17,947
2011	14.211959	14.963121	5.29%	18,664

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	19.010875	18.657817	-1.86%	118
2019	17.009626	19.010875	11.77%	118
2018	20.268479	17.009626	-16.08%	118
2017	17.486180	20.268479	15.91%	119
2016	16.423349	17.486180	6.47%	119
2015	17.697243	16.423349	-7.20%	616
2014	20.049744	17.697243	-11.73%	621
2013	16.420393	20.049744	22.10%	763
2012	13.978713	16.420393	17.47%	1,162
2011	15.758464	13.978713	-11.29%	2,697
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	29.970568	42.153119	40.65%	26,770
2019	22.179001	29.970568	35.13%	28,958
2018	23.299306	22.179001	-4.81%	29,883
2017	18.517423	23.299306	25.82%	31,688
2016	18.324958	18.517423	1.05%	32,437
2015	17.661752	18.324958	3.76%	33,149
2014	16.484585	17.661752	7.14%	33,403
2013	11.905000	16.484585	38.47%	36,255
2012	10.599433	11.905000	12.32%	39,992
2011	11.431370	10.599433	-7.28%	37,371
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	28.851603	28.266475	-2.03%	29,948
2019	23.313741	28.851603	23.75%	33,924
2018	26.860423	23.313741	-13.20%	34,831
2017	23.063797	26.860423	16.46%	41,880
2016	19.903363	23.063797	15.88%	47,581
2015	21.421195	19.903363	-7.09%	55,412
2014	19.822671	21.421195	8.06%	59,069
2013	14.752926	19.822671	34.36%	65,439
2012	12.524523	14.752926	17.79%	93,018
2011	12.916674	12.524523	-3.04%	116,434
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	22.230120	25.068706	12.77%	0
2019	17.402749	22.230120	27.74%	0
2018	19.392615	17.402749	-10.26%	210
2017	17.298981	19.392615	12.10%	420
2016	15.838781	17.298981	9.22%	472
2015	16.969861	15.838781	-6.67%	535
2014	15.842096	16.969861	7.12%	893
2013	12.374558	15.842096	28.02%	4,384
2012	10.970568	12.374558	12.80%	4,491
2011	11.082583	10.970568	-1.01%	6,452

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	21.497360	24.182905	12.49%	2,338
2019	16.868171	21.497360	27.44%	4,832
2018	18.841674	16.868171	-10.47%	5,675
2017	16.851904	18.841674	11.81%	5,780
2016	15.463749	16.851904	8.98%	5,880
2015	16.609048	15.463749	-6.90%	12,882
2014	15.548360	16.609048	6.82%	12,966
2013	12.174648	15.548360	27.71%	17,453
2012	10.818875	12.174648	12.53%	21,275
2011	10.954587	10.818875	-1.24%	12,924
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020*	10.000000	14.732445	47.32%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.697072	46.97%	2,127
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	37.498717	47.407910	26.43%	745
2019	28.726829	37.498717	30.54%	749
2018	33.406970	28.726829	-14.01%	867
2017	24.678170	33.406970	35.37%	2,839
2016	24.893806	24.678170	-0.87%	2,907
2015	24.178931	24.893806	2.96%	3,275
2014	23.863814	24.178931	1.32%	3,346
2013	18.924842	23.863814	26.10%	138
2012	15.756216	18.924842	20.11%	941
2011	17.344963	15.756216	-9.16%	1,374
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	35.929950	45.317557	26.13%	21,474
2019	27.594853	35.929950	30.21%	28,081
2018	32.169559	27.594853	-14.22%	30,826
2017	23.824317	32.169559	35.03%	34,534
2016	24.090023	23.824317	-1.10%	34,936
2015	23.459542	24.090023	2.69%	41,512
2014	23.207389	23.459542	1.09%	45,419
2013	18.450068	23.207389	25.78%	19,307
2012	15.400841	18.450068	19.80%	23,126
2011	16.997638	15.400841	-9.39%	31,853
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.443019	11.719768	2.42%	814
2019	10.426350	11.443019	9.75%	1,043
2018	11.011129	10.426350	-5.31%	4,195
2017	10.460330	11.011129	5.27%	4,134
2016	9.912785	10.460330	5.52%	4,289
2015	10.239328	9.912785	-3.19%	5,003
2014	10.052187	10.239328	1.86%	4,815
2013	10.162036	10.052187	-1.08%	6,395
2012*	10.000000	10.162036	1.62%	8,902

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	21.456423	21.888483	2.01%	36,547
2019	19.584988	21.456423	9.56%	42,729
2018	20.714116	19.584988	-5.45%	39,286
2017	19.721755	20.714116	5.03%	44,063
2016	18.736551	19.721755	5.26%	55,922
2015	19.399642	18.736551	-3.42%	61,483
2014	19.109589	19.399642	1.52%	82,112
2013	19.363920	19.109589	-1.31%	103,882
2012	17.278115	19.363920	12.07%	147,892
2011	17.330909	17.278115	-0.30%	177,212
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	29.529761	33.267998	12.66%	471
2019	23.248056	29.529761	27.02%	509
2018	27.681256	23.248056	-16.02%	555
2017	22.771005	27.681256	21.56%	2,701
2016	23.150083	22.771005	-1.64%	2,728
2015	23.999881	23.150083	-3.54%	2,952
2014	24.208302	23.999881	-0.86%	2,981
2013	20.587064	24.208302	17.59%	3,205
2012	18.033964	20.587064	14.16%	4,833
2011	19.575298	18.033964	-7.87%	5,561
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	30.168383	33.973702	12.61%	34,731
2019	23.120012	30.168383	30.49%	46,612
2018	25.399682	23.120012	-8.98%	47,375
2017	21.985241	25.399682	15.53%	51,916
2016	19.942386	21.985241	10.24%	60,658
2015	19.526984	19.942386	2.13%	75,538
2014	17.857044	19.526984	9.35%	78,796
2013	13.716123	17.857044	30.19%	88,967
2012	11.875554	13.716123	15.50%	114,713
2011	12.027045	11.875554	-1.26%	129,112
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares - Q/NQ
2020	28.655734	31.008311	8.21%	0
2019	23.093267	28.655734	24.09%	0
2018	26.301385	23.093267	-12.20%	0
2017	23.105888	26.301385	13.83%	8
2016	20.564254	23.105888	12.36%	25
2015	21.632927	20.564254	-4.94%	43
2014	20.913072	21.632927	3.44%	212
2013	16.390720	20.913072	27.59%	642
2012	14.914403	16.390720	9.90%	1,454
2011	16.082935	14.914403	-7.27%	2,563

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	42.207758	50.138271	18.79%	310
2019	33.693615	42.207758	25.27%	310
2018	37.934839	33.693615	-11.18%	310
2017	33.548432	37.934839	13.07%	615
2016	28.689929	33.548432	16.93%	628
2015	30.780901	28.689929	-6.79%	956
2014	27.763020	30.780901	10.87%	2,044
2013	19.876628	27.763020	39.68%	2,719
2012	17.008379	19.876628	16.86%	4,747
2011	17.559654	17.008379	-3.14%	8,211
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	23.323836	27.638592	18.50%	1,808
2019	18.668768	23.323836	24.94%	2,031
2018	21.069217	18.668768	-11.39%	895
2017	18.673229	21.069217	12.83%	1,241
2016	16.020675	18.673229	16.56%	1,301
2015	17.223910	16.020675	-6.99%	3,683
2014	15.574014	17.223910	10.59%	3,323
2013	11.181199	15.574014	39.29%	1,759
2012	9.593503	11.181199	16.55%	1,412
2011	9.921756	9.593503	-3.31%	4,766
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.271316	13.513414	19.89%	2,228
2019	8.893518	11.271316	26.74%	2,292
2018	11.161589	8.893518	-20.32%	2,349
2017	8.911654	11.161589	25.25%	804
2016	9.248003	8.911654	-3.64%	1,515
2015	9.055435	9.248003	2.13%	0
2014*	10.000000	9.055435	-9.45%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	18.726062	21.122235	12.80%	3,463
2019	15.524690	18.726062	20.62%	5,504
2018	16.575972	15.524690	-6.34%	5,718
2017	14.149082	16.575972	17.15%	9,068
2016	14.660939	14.149082	-3.49%	11,693
2015	16.149455	14.660939	-9.22%	18,344
2014	17.210480	16.149455	-6.16%	20,818
2013	13.885775	17.210480	23.94%	23,037
2012	11.763500	13.885775	18.04%	28,105
2011	12.798332	11.763500	-8.09%	30,029

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.728593	10.491192	-2.21%	2,082
2019	9.168193	10.728593	17.02%	2,450
2018	11.365718	9.168193	-19.33%	2,548
2017	8.976574	11.365718	26.62%	1,398
2016	7.503267	8.976574	19.64%	1,262
2015	9.475673	7.503267	-20.82%	0
2014*	10.000000	9.475673	-5.24%	593
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	27.060032	36.484234	34.83%	16,580
2019	19.756905	27.060032	36.96%	16,868
2018	19.758992	19.756905	-0.01%	19,174
2017	15.747093	19.758992	25.48%	22,407
2016	15.196288	15.747093	3.62%	23,863
2015	14.690878	15.196288	3.44%	27,534
2014	13.662472	14.690878	7.53%	30,135
2013	10.052293	13.662472	35.91%	35,445
2012	8.717264	10.052293	15.31%	39,564
2011	9.378876	8.717264	-7.05%	56,164
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	37.404855	53.938523	44.20%	9,367
2019	26.730569	37.404855	39.93%	9,776
2018	27.459903	26.730569	-2.66%	10,554
2017	21.944192	27.459903	25.14%	12,896
2016	20.362459	21.944192	7.77%	14,432
2015	21.008516	20.362459	-3.08%	16,280
2014	22.928340	21.008516	-8.37%	14,108
2013	16.391773	22.928340	39.88%	16,747
2012	13.688690	16.391773	19.75%	21,661
2011	15.440003	13.688690	-11.34%	33,386
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	34.964206	35.747432	2.24%	16,710
2019	27.257114	34.964206	28.28%	18,770
2018	30.699465	27.257114	-11.21%	19,391
2017	26.411199	30.699465	16.24%	21,897
2016	23.435398	26.411199	12.70%	29,609
2015	23.883242	23.435398	-1.88%	38,748
2014	21.880044	23.883242	9.16%	33,383
2013	16.290963	21.880044	34.31%	37,803
2012	14.193338	16.290963	14.78%	43,478
2011	14.396343	14.193338	-1.41%	43,428

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	23.082956	27.483609	19.06%	11,230
2019	18.546590	23.082956	24.46%	14,044
2018	20.742507	18.546590	-10.59%	16,020
2017	16.512381	20.742507	25.62%	13,608
2016	16.053670	16.512381	2.86%	15,486
2015	15.244199	16.053670	5.31%	20,863
2014	15.218030	15.244199	0.17%	21,257
2013	12.037490	15.218030	26.42%	26,197
2012	10.483109	12.037490	14.83%	13,788
2011	10.774935	10.483109	-2.71%	8,518
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.891911	21.655999	21.04%	19,542
2019	12.940897	17.891911	38.26%	29,446
2018	12.990876	12.940897	-0.38%	27,816
2017	10.238123	12.990876	26.89%	31,810
2016	9.765565	10.238123	4.84%	39,259
2015*	10.000000	9.765565	-2.34%	40,480
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	16.119387	17.171377	6.53%	14,031
2019	14.712869	16.119387	9.56%	13,388
2018	14.991257	14.712869	-1.86%	12,884
2017	14.292184	14.991257	4.89%	6,447
2016	13.630168	14.292184	4.86%	8,043
2015	13.876375	13.630168	-1.77%	7,996
2014	13.024147	13.876375	6.54%	10,158
2013	13.225790	13.024147	-1.52%	8,384
2012	12.228754	13.225790	8.15%	9,836
2011	11.712833	12.228754	4.40%	13,889
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	14.248549	21.276730	49.33%	0
2019	10.829167	14.248549	31.58%	0
2018	13.120811	10.829167	-17.47%	0
2017	10.551799	13.120811	24.35%	0
2016	10.922704	10.551799	-3.40%	0
2015	11.100099	10.922704	-1.60%	0
2014	11.360141	11.100099	-2.29%	0
2013	9.472551	11.360141	19.93%	2,772
2012	8.278737	9.472551	14.42%	1,331
2011	9.247941	8.278737	-10.48%	152

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	21.113174	23.421563	10.93%	62,863
2019	17.647976	21.113174	19.64%	67,291
2018	18.751843	17.647976	-5.89%	69,103
2017	16.349187	18.751843	14.70%	83,847
2016	15.142775	16.349187	7.97%	79,070
2015	15.139024	15.142775	0.02%	64,131
2014	14.557717	15.139024	3.99%	82,039
2013	11.921435	14.557717	22.11%	90,211
2012	10.401319	11.921435	14.61%	89,178
2011	10.404216	10.401319	-0.03%	113,135
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	13.199997	14.278209	8.17%	16,669
2019	12.228134	13.199997	7.95%	13,275
2018	12.480021	12.228134	-2.02%	13,062
2017	12.207335	12.480021	2.23%	14,453
2016	12.005894	12.207335	1.68%	24,188
2015	12.149105	12.005894	-1.18%	34,165
2014	11.683962	12.149105	3.98%	36,764
2013	12.107662	11.683962	-3.50%	54,094
2012	11.645656	12.107662	3.97%	65,166
2011	11.120547	11.645656	4.72%	70,756
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	26.053607	33.529914	28.70%	25,600
2019	19.516057	26.053607	33.50%	27,995
2018	21.754035	19.516057	-10.29%	31,217
2017	16.769207	21.754035	29.73%	30,555
2016	16.897976	16.769207	-0.76%	33,986
2015	16.012366	16.897976	5.53%	36,551
2014	15.874540	16.012366	0.87%	41,364
2013	12.458485	15.874540	27.42%	54,314
2012	10.302734	12.458485	20.92%	63,710
2011	11.469029	10.302734	-10.17%	65,586
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	28.028673	42.059069	50.06%	59,644
2019	21.719537	28.028673	29.05%	63,513
2018	22.073897	21.719537	-1.61%	64,585
2017	17.437829	22.073897	26.59%	65,152
2016	16.141606	17.437829	8.03%	83,542
2015	15.312284	16.141606	5.42%	89,553
2014	14.305178	15.312284	7.04%	93,513
2013	11.142876	14.305178	28.38%	114,764
2012	9.582479	11.142876	16.28%	121,155
2011	10.150050	9.582479	-5.59%	128,099

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	22.228472	24.896751	12.00%	10,026
2019	17.858065	22.228472	24.47%	10,235
2018	18.433049	17.858065	-3.12%	11,803
2017	15.262722	18.433049	20.77%	13,369
2016	13.870826	15.262722	10.03%	11,972
2015	13.853317	13.870826	0.13%	25,076
2014	12.688489	13.853317	9.18%	25,397
2013	9.633985	12.688489	31.71%	31,221
2012	8.308872	9.633985	15.95%	34,358
2011	8.580214	8.308872	-3.16%	32,808
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	24.474728	26.679326	9.01%	112
2019	19.151333	24.474728	27.80%	110
2018	19.389776	19.151333	-1.23%	107
2017	16.279474	19.389776	19.11%	104
2016	14.785456	16.279474	10.10%	331
2015	14.829101	14.785456	-0.29%	1,219
2014	13.389207	14.829101	10.75%	1,257
2013	10.335338	13.389207	29.55%	1,292
2012	9.165522	10.335338	12.76%	3,462
2011	9.218391	9.165522	-0.57%	4,854
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.690258	19.722894	11.49%	3,797
2019	14.407792	17.690258	22.78%	3,726
2018	16.298033	14.407792	-11.60%	3,653
2017	13.734644	16.298033	18.66%	3,578
2016	12.795829	13.734644	7.34%	3,578
2015	13.149156	12.795829	-2.69%	3,578
2014	12.703984	13.149156	3.50%	3,578
2013	9.905989	12.703984	28.25%	3,578
2012	8.610358	9.905989	15.05%	3,578
2011	9.285006	8.610358	-7.27%	3,799
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.875232	17.246536	8.64%	5,952
2019	13.795504	15.875232	15.08%	7,114
2018	14.854509	13.795504	-7.13%	7,600
2017	13.383683	14.854509	10.99%	8,093
2016	12.733900	13.383683	5.10%	11,635
2015	12.993669	12.733900	-2.00%	15,339
2014	12.577768	12.993669	3.31%	16,442
2013	11.075101	12.577768	13.57%	13,214
2012	10.067963	11.075101	10.00%	28,886
2011	10.302913	10.067963	-2.28%	31,009

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	17.096805	18.876215	10.41%	39
2019	14.355239	17.096805	19.10%	42
2018	15.781409	14.355239	-9.04%	45
2017	13.757858	15.781409	14.71%	4,972
2016	12.941897	13.757858	6.30%	6,138
2015	13.241957	12.941897	-2.27%	10,978
2014	12.769136	13.241957	3.70%	12,085
2013	10.632627	12.769136	20.09%	9,658
2012	9.446137	10.632627	12.56%	9,661
2011	9.877084	9.446137	-4.36%	10,063
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.903723	14.817302	6.57%	3,266
2019	12.683671	13.903723	9.62%	0
2018	13.148522	12.683671	-3.54%	0
2017	12.480726	13.148522	5.35%	0
2016	12.044507	12.480726	3.62%	0
2015	12.249919	12.044507	-1.68%	633
2014	11.968096	12.249919	2.35%	455
2013	11.514872	11.968096	3.94%	8,645
2012	10.814610	11.514872	6.48%	455
2011	10.766211	10.814610	0.45%	3,733
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.539801	18.133918	9.64%	12,845
2019	14.133926	16.539801	17.02%	14,339
2018	15.358614	14.133926	-7.97%	15,725
2017	13.605030	15.358614	12.89%	15,827
2016	12.867981	13.605030	5.73%	19,620
2015	13.131352	12.867981	-2.01%	20,148
2014	12.677907	13.131352	3.58%	19,250
2013	10.865022	12.677907	16.69%	58,309
2012	9.761924	10.865022	11.30%	101,843
2011	10.090736	9.761924	-3.26%	89,717
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	17.377904	19.323111	11.19%	40
2019	14.353630	17.377904	21.07%	4,472
2018	16.013900	14.353630	-10.37%	4,475
2017	13.692879	16.013900	16.95%	4,479
2016	12.848490	13.692879	6.57%	4,482
2015	13.170287	12.848490	-2.44%	4,486
2014	12.716502	13.170287	3.57%	4,490
2013	10.330540	12.716502	23.10%	4,493
2012	9.102215	10.330540	13.49%	4,497
2011	9.639659	9.102215	-5.58%	4,708

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	15.318109	16.546484	8.02%	987
2019	13.530026	15.318109	13.22%	1,022
2018	14.343726	13.530026	-5.67%	1,057
2017	13.178203	14.343726	8.84%	1,095
2016	12.551452	13.178203	4.99%	1,133
2015	12.808258	12.551452	-2.01%	5,231
2014	12.423929	12.808258	3.09%	5,890
2013	11.275842	12.423929	10.18%	6,157
2012	10.345184	11.275842	9.00%	23,254
2011	10.472530	10.345184	-1.22%	9,203
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	16.353146	17.036775	4.18%	150
2019	14.677302	16.353146	11.42%	158
2018	17.576499	14.677302	-16.49%	0
2017	14.459678	17.576499	21.56%	0
2016	14.436952	14.459678	0.16%	0
2015	15.167356	14.436952	-4.82%	0
2014	16.670988	15.167356	-9.02%	2,019
2013	14.014699	16.670988	18.95%	3,870
2012	11.834153	14.014699	18.43%	166
2011	13.642767	11.834153	-13.26%	360
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.758574	17.59%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.759088	17.59%	12,441
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	14.526973	15.397916	6.00%	0
2019	13.462346	14.526973	7.91%	0
2018	13.649390	13.462346	-1.37%	0
2017	13.199590	13.649390	3.41%	0
2016	12.649579	13.199590	4.35%	0
2015	12.863549	12.649579	-1.66%	0
2014	12.361997	12.863549	4.06%	36
2013	12.723774	12.361997	-2.84%	767
2012	11.921719	12.723774	6.73%	330
2011	11.291133	11.921719	5.58%	0

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	14.095171	14.906729	5.76%	22,003
2019	13.091714	14.095171	7.66%	22,335
2018	13.309530	13.091714	-1.64%	16,024
2017	12.897779	13.309530	3.19%	11,583
2016	12.400483	12.897779	4.01%	18,064
2015	12.630635	12.400483	-1.82%	16,418
2014	12.181808	12.630635	3.68%	18,630
2013	12.566112	12.181808	-3.06%	16,913
2012	11.803670	12.566112	6.46%	26,099
2011	11.216857	11.803670	5.23%	15,845
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	15.033801	16.237116	8.00%	11,106
2019	13.849343	15.033801	8.55%	10,524
2018	14.189139	13.849343	-2.39%	10,984
2017	13.804843	14.189139	2.78%	12,342
2016	13.486986	13.804843	2.36%	13,136
2015	13.687124	13.486986	-1.46%	11,339
2014	13.175242	13.687124	3.89%	13,088
2013	13.579823	13.175242	-2.98%	17,589
2012	12.799331	13.579823	6.10%	15,503
2011	12.184889	12.799331	5.04%	18,177
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	31.240325	34.965529	11.92%	14,479
2019	25.712267	31.240325	21.50%	16,363
2018	31.526201	25.712267	-18.44%	17,994
2017	22.537474	31.526201	39.88%	18,037
2016	21.169902	22.537474	6.46%	19,450
2015	25.514765	21.169902	-17.03%	21,748
2014	27.325255	25.514765	-6.63%	25,205
2013	27.469468	27.325255	-0.52%	7,202
2012	23.705775	27.469468	15.88%	8,030
2011	30.919669	23.705775	-23.33%	12,204
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.429323	13.051817	5.01%	0
2020	12.429323	13.051817	5.01%	0
2019	10.936436	12.429323	13.65%	2,502
2018	11.383294	10.936436	-3.93%	2,502
2017	10.764806	11.383294	5.75%	2,502
2016	9.520084	10.764806	13.07%	2,502
2015	9.868689	9.520084	-3.53%	872
2014*	10.000000	9.868689	-1.31%	1,304

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	15.619806	16.412491	5.07%	104,068
2019	14.839155	15.619806	5.26%	110,206
2018	14.989455	14.839155	-1.00%	117,984
2017	14.823863	14.989455	1.12%	132,337
2016	14.855480	14.823863	-0.21%	147,752
2015	15.014283	14.855480	-1.06%	156,453
2014	14.495959	15.014283	3.58%	163,148
2013	15.253589	14.495959	-4.97%	190,250
2012	14.943453	15.253589	2.08%	224,614
2011	14.065910	14.943453	6.24%	257,972
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	10.285934	10.213022	-0.71%	420,808
2019	10.202836	10.285934	0.81%	480,552
2018	10.159938	10.202836	0.42%	557,777
2017	10.214070	10.159938	-0.53%	620,397
2016	10.310992	10.214070	-0.94%	547,084
2015	10.409884	10.310992	-0.95%	623,993
2014	10.509725	10.409884	-0.95%	778,650
2013	10.610515	10.509725	-0.95%	882,285
2012	10.712556	10.610515	-0.95%	946,940
2011	10.815010	10.712556	-0.95%	757,951
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.939197	11.667979	6.66%	3,742
2019	9.287531	10.939197	17.78%	2,426
2018	11.006292	9.287531	-15.62%	2,426
2017	8.744139	11.006292	25.87%	2,678
2016	8.772183	8.744139	-0.32%	9,290
2015	9.151031	8.772183	-4.14%	9,422
2014	9.305772	9.151031	-1.66%	5,017
2013	7.991492	9.305772	16.45%	5,178
2012	7.002154	7.991492	14.13%	5,326
2011	7.854623	7.002154	-10.85%	5,558
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	28.190777	31.501678	11.74%	33,306
2019	23.002271	28.190777	22.56%	36,433
2018	25.480314	23.002271	-9.73%	36,765
2017	21.720988	25.480314	17.31%	37,538
2016	20.032169	21.720988	8.43%	39,407
2015	20.428190	20.032169	-1.94%	43,515
2014	19.644754	20.428190	3.99%	53,768
2013	15.586283	19.644754	26.04%	64,874
2012	13.576952	15.586283	14.80%	86,415
2011	14.267815	13.576952	-4.84%	101,056

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	19.560519	21.197117	8.37%	9,932
2019	17.121496	19.560519	14.25%	10,623
2018	18.167622	17.121496	-5.76%	10,378
2017	16.504352	18.167622	10.08%	10,438
2016	15.674341	16.504352	5.30%	10,304
2015	15.852202	15.674341	-1.12%	10,777
2014	15.302587	15.852202	3.59%	13,415
2013	13.620887	15.302587	12.35%	10,010
2012	12.571832	13.620887	8.34%	6,083
2011	12.580870	12.571832	-0.07%	3,067
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	23.828517	26.344445	10.56%	11
2019	20.057508	23.828517	18.80%	11
2018	21.651935	20.057508	-7.36%	11
2017	19.039571	21.651935	13.72%	11
2016	17.840940	19.039571	6.72%	11
2015	18.108358	17.840940	-1.48%	0
2014	17.376392	18.108358	4.21%	0
2013	14.681050	17.376392	18.36%	0
2012	13.204625	14.681050	11.18%	0
2011	13.456927	13.204625	-1.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	16.803969	17.762007	5.70%	28,044
2019	15.488617	16.803969	8.49%	32,593
2018	15.925165	15.488617	-2.74%	37,879
2017	15.212999	15.925165	4.68%	45,054
2016	14.730459	15.212999	3.28%	55,812
2015	14.832458	14.730459	-0.69%	68,172
2014	14.413970	14.832458	2.90%	85,273
2013	13.881501	14.413970	3.84%	101,677
2012	13.325285	13.881501	4.17%	116,335
2011	13.069774	13.325285	1.95%	131,511
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	23.265588	25.428405	9.30%	205,098
2019	19.948822	23.265588	16.63%	221,941
2018	21.354093	19.948822	-6.58%	245,466
2017	19.090556	21.354093	11.86%	273,599
2016	17.988287	19.090556	6.13%	312,870
2015	18.221802	17.988287	-1.28%	370,228
2014	17.490371	18.221802	4.18%	434,890
2013	15.140619	17.490371	15.52%	497,266
2012	13.794698	15.140619	9.76%	647,407
2011	13.932367	13.794698	-0.99%	797,053

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	26.465397	29.445800	11.26%	101,539
2020	26.465397	29.445800	11.26%	101,539
2019	21.931912	26.465397	20.67%	153,637
2018	23.997606	21.931912	-8.61%	166,585
2017	20.764006	23.997606	15.57%	184,916
2016	19.323705	20.764006	7.45%	192,673
2015	19.652457	19.323705	-1.67%	207,874
2014	18.903874	19.652457	3.96%	218,476
2013	15.595313	18.903874	21.22%	262,915
2012	13.840733	15.595313	12.68%	300,520
2011	14.276814	13.840733	-3.05%	448,726
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	20.205448	21.725148	7.52%	60,057
2019	17.975579	20.205448	12.40%	56,702
2018	18.852472	17.975579	-4.65%	64,674
2017	17.427522	18.852472	8.18%	68,365
2016	16.644981	17.427522	4.70%	72,832
2015	16.809758	16.644981	-0.98%	95,246
2014	16.203057	16.809758	3.74%	111,770
2013	14.804710	16.203057	9.45%	155,631
2012	13.834743	14.804710	7.01%	177,748
2011	13.684915	13.834743	1.09%	221,252
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	24.290522	31.257493	28.68%	968
2019	18.832549	24.290522	28.98%	1,252
2018	19.673312	18.832549	-4.27%	233
2017	15.292322	19.673312	28.65%	233
2016	15.137350	15.292322	1.02%	233
2015	14.818766	15.137350	2.15%	233
2014	13.582497	14.818766	9.10%	0
2013	10.201893	13.582497	33.14%	0
2012	8.868570	10.201893	15.03%	0
2011	9.252540	8.868570	-4.15%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	41.724285	49.137889	17.77%	12,256
2019	30.610186	41.724285	36.31%	12,315
2018	31.303822	30.610186	-2.22%	12,611
2017	24.823350	31.303822	26.11%	15,054
2016	24.182398	24.823350	2.65%	14,039
2015	23.231190	24.182398	4.09%	14,714
2014	21.557023	23.231190	7.77%	17,262
2013	15.920407	21.557023	35.40%	21,975
2012	13.542915	15.920407	17.56%	29,869
2011	13.984922	13.542915	-3.16%	57,902

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	40.625566	47.695282	17.40%	380,645
2019	29.865594	40.625566	36.03%	416,369
2018	30.625471	29.865594	-2.48%	460,225
2017	24.332125	30.625471	25.86%	516,048
2016	23.774518	24.332125	2.35%	575,308
2015	22.898281	23.774518	3.83%	655,188
2014	21.294592	22.898281	7.53%	713,959
2013	15.774789	21.294592	34.99%	770,045
2012	13.448910	15.774789	17.29%	880,967
2011	13.925062	13.448910	-3.42%	1,072,665
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	31.341511	31.476448	0.43%	1,014
2019	24.977542	31.341511	25.48%	2,055
2018	27.856536	24.977542	-10.34%	2,055
2017	25.934657	27.856536	7.41%	2,055
2016	21.780415	25.934657	19.07%	2,003
2015	23.011426	21.780415	-5.35%	0
2014	20.568918	23.011426	11.87%	0
2013	15.771114	20.568918	30.42%	0
2012	13.912906	15.771114	13.36%	0
2011	13.978078	13.912906	-0.47%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.816390	18.16%	54,960
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	40.294644	45.146251	12.04%	1,262
2019	32.376177	40.294644	24.46%	2,116
2018	36.887771	32.376177	-12.23%	2,136
2017	32.165225	36.887771	14.68%	2,327
2016	26.995692	32.165225	19.15%	2,377
2015	27.963257	26.995692	-3.46%	1,841
2014	25.800905	27.963257	8.38%	2,616
2013	19.578121	25.800905	31.78%	2,730
2012	16.826274	19.578121	16.35%	3,871
2011	17.430797	16.826274	-3.47%	7,062
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	37.090167	41.453131	11.76%	20,207
2019	29.857939	37.090167	24.22%	23,340
2018	34.089177	29.857939	-12.41%	25,672
2017	29.777571	34.089177	14.48%	28,285
2016	25.049267	29.777571	18.88%	33,322
2015	26.010487	25.049267	-3.70%	35,536
2014	24.052890	26.010487	8.14%	35,955
2013	18.284844	24.052890	31.55%	41,307
2012	15.741304	18.284844	16.16%	57,918
2011	16.329309	15.741304	-3.60%	68,026

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.806590	23.310543	-2.08%	1,254
2019	19.407100	23.806590	22.67%	1,700
2018	22.562411	19.407100	-13.98%	923
2017	20.009185	22.562411	12.76%	4,651
2016	17.178293	20.009185	16.48%	5,896
2015	17.858366	17.178293	-3.81%	5,975
2014	15.407339	17.858366	15.91%	5,495
2013	11.464750	15.407339	34.39%	4,237
2012	9.948767	11.464750	15.24%	3,249
2011	10.282687	9.948767	-3.25%	5,080
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	26.631932	37.066373	39.18%	6,442
2019	19.861095	26.631932	34.09%	6,416
2018	21.847683	19.861095	-9.09%	6,463
2017	17.695368	21.847683	23.47%	6,765
2016	16.532425	17.695368	7.03%	9,266
2015	16.603044	16.532425	-0.43%	11,445
2014	16.347350	16.603044	1.56%	14,773
2013	11.465150	16.347350	42.58%	19,445
2012	10.235272	11.465150	12.02%	33,851
2011	10.422995	10.235272	-1.80%	40,761
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	32.134793	33.469446	4.15%	395
2019	27.262874	32.134793	17.87%	401
2018	33.144993	27.262874	-17.75%	417
2017	30.681291	33.144993	8.03%	437
2016	24.596313	30.681291	24.74%	457
2015	26.423570	24.596313	-6.92%	498
2014	24.926637	26.423570	6.01%	538
2013	17.924191	24.926637	39.07%	618
2012	15.024668	17.924191	19.30%	901
2011	15.978661	15.024668	-5.97%	1,309
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	28.601002	29.731879	3.95%	10,884
2019	24.328140	28.601002	17.56%	11,498
2018	29.637715	24.328140	-17.91%	12,154
2017	27.512951	29.637715	7.72%	12,495
2016	22.112292	27.512951	24.42%	12,413
2015	23.822645	22.112292	-7.18%	12,584
2014	22.527126	23.822645	5.75%	14,639
2013	16.242327	22.527126	38.69%	17,409
2012	13.630774	16.242327	19.16%	18,021
2011	14.554941	13.630774	-6.35%	31,536

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	36.754812	44.665804	21.52%	4,694
2019	29.532743	36.754812	24.45%	4,767
2018	34.129554	29.532743	-13.47%	4,917
2017	30.361032	34.129554	12.41%	4,931
2016	24.953937	30.361032	21.67%	4,949
2015	25.612084	24.953937	-2.57%	5,486
2014	25.648656	25.612084	-0.14%	5,540
2013	18.377099	25.648656	39.57%	5,597
2012	16.063510	18.377099	14.40%	6,233
2011	17.171834	16.063510	-6.45%	7,290
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	36.158784	43.822101	21.19%	10,288
2019	29.122079	36.158784	24.16%	10,498
2018	33.731983	29.122079	-13.67%	12,073
2017	30.083817	33.731983	12.13%	12,588
2016	24.784337	30.083817	21.38%	14,069
2015	25.505388	24.784337	-2.83%	14,749
2014	25.607629	25.505388	-0.40%	16,748
2013	18.394164	25.607629	39.22%	19,445
2012	16.116918	18.394164	14.13%	24,501
2011	17.273568	16.116918	-6.70%	25,622
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	21.880005	24.576366	12.32%	2,908
2019	17.246059	21.880005	26.87%	3,261
2018	18.330244	17.246059	-5.91%	3,368
2017	14.832949	18.330244	23.58%	3,483
2016	13.188631	14.832949	12.47%	3,592
2015	13.475852	13.188631	-2.13%	3,592
2014	12.767628	13.475852	5.55%	3,356
2013	8.980577	12.767628	42.17%	3,356
2012	7.760436	8.980577	15.72%	0
2011	8.868399	7.760436	-12.49%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	23.006425	25.832452	12.28%	0
2020	23.006425	25.832452	12.28%	0
2019	18.433106	23.006425	24.81%	0
2018	19.754804	18.433106	-6.69%	0
2017	16.813371	19.754804	17.49%	0
2016	15.415411	16.813371	9.07%	0
2015	15.613840	15.415411	-1.27%	0
2014	14.252451	15.613840	9.55%	0
2013	10.369312	14.252451	37.45%	0
2012	9.389325	10.369312	10.44%	0
2011	9.790510	9.389325	-4.10%	389

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	22.766173	25.557519	12.26%	0
2019	18.234983	22.766173	24.85%	0
2018	19.559967	18.234983	-6.77%	0
2017	16.683398	19.559967	17.24%	0
2016	15.296666	16.683398	9.07%	0
2015	15.508268	15.296666	-1.36%	0
2014	14.167999	15.508268	9.46%	0
2013	10.323799	14.167999	37.24%	0
2012	9.357811	10.323799	10.32%	9
2011	9.766311	9.357811	-4.18%	1,023
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	18.583298	17.358108	-6.59%	45,757
2019	14.382705	18.583298	29.21%	49,870
2018	15.135445	14.382705	-4.97%	53,573
2017	14.395865	15.135445	5.14%	37,221
2016	13.560391	14.395865	6.16%	41,810
2015	14.511870	13.560391	-6.56%	47,819
2014	11.392190	14.511870	27.38%	53,226
2013	11.199051	11.392190	1.72%	51,407
2012	9.782450	11.199051	14.48%	54,642
2011	9.304917	9.782450	5.13%	62,640
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.326273	33.26%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020*	10.000000	13.305530	33.06%	55,124
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	11.209157	11.417091	1.86%	2,488
2019	10.872293	11.209157	3.10%	2,565
2018	10.887834	10.872293	-0.14%	3,693
2017	10.821095	10.887834	0.62%	3,730
2016	10.659012	10.821095	1.52%	4,192
2015	10.798073	10.659012	-1.29%	6,221
2014	10.848061	10.798073	-0.46%	8,862
2013	10.940564	10.848061	-0.85%	13,155
2012	10.669788	10.940564	2.54%	12,741
2011	10.633816	10.669788	0.34%	16,594

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	24.265923	38.576433	58.97%	2,723
2019	17.903398	24.265923	35.54%	2,087
2018	19.446642	17.903398	-7.94%	1,680
2017	15.395424	19.446642	26.31%	989
2016	14.655235	15.395424	5.05%	1,083
2015	14.847112	14.655235	-1.29%	1,739
2014	14.451923	14.847112	2.73%	1,154
2013	10.526617	14.451923	37.29%	1,267
2012	9.270232	10.526617	13.55%	5,685
2011	9.794929	9.270232	-5.36%	6,876
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	31.467166	37.265448	18.43%	1,563
2019	25.236501	31.467166	24.69%	3,298
2018	27.027434	25.236501	-6.63%	3,671
2017	23.039857	27.027434	17.31%	3,715
2016	21.172225	23.039857	8.82%	6,095
2015	21.474851	21.172225	-1.41%	7,231
2014	19.641663	21.474851	9.33%	7,282
2013	14.411002	19.641663	36.30%	9,171
2012	13.110097	14.411002	9.92%	7,935
2011	13.656248	13.110097	-4.00%	7,819
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	12.275736	12.959163	5.57%	0
2019	10.809597	12.275736	13.56%	0
2018	11.467181	10.809597	-5.73%	0
2017	10.545495	11.467181	8.74%	0
2016	9.403826	10.545495	12.14%	0
2015	9.724011	9.403826	-3.29%	0
2014*	10.000000	9.724011	-2.76%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.564860	13.772457	9.61%	973
2019	11.864624	12.564860	5.90%	1,885
2018	12.487731	11.864624	-4.99%	1,885
2017	11.385025	12.487731	9.69%	5,863
2016	11.169624	11.385025	1.93%	6,818
2015	12.148449	11.169624	-8.06%	1,885
2014	12.228168	12.148449	-0.65%	4,400
2013	13.213159	12.228168	-7.45%	4,722
2012	12.676918	13.213159	4.23%	5,915
2011	11.804664	12.676918	7.39%	6,723

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	12.064424	12.295111	1.91%	27,737
2019	11.720256	12.064424	2.94%	29,225
2018	11.805296	11.720256	-0.72%	25,226
2017	11.770823	11.805296	0.29%	24,031
2016	11.730320	11.770823	0.35%	19,881
2015	11.818150	11.730320	-0.74%	26,051
2014	11.842883	11.818150	-0.21%	32,009
2013	11.984302	11.842883	-1.18%	37,981
2012	11.441627	11.984302	4.74%	35,617
2011	11.435807	11.441627	0.05%	42,731
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	18.446360	25.343719	37.39%	3,776
2019	13.619232	18.446360	35.44%	3,810
2018	13.430930	13.619232	1.40%	4,200
2017	10.358323	13.430930	29.66%	4,539
2016*	10.000000	10.358323	3.58%	5,275
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	18.653233	20.710758	11.03%	623
2019	15.047296	18.653233	23.96%	648
2018	18.782424	15.047296	-19.89%	668
2017	14.980256	18.782424	25.38%	691
2016	15.503893	14.980256	-3.38%	816
2015	15.630681	15.503893	-0.81%	978
2014	16.927908	15.630681	-7.66%	1,075
2013	13.344365	16.927908	26.85%	1,150
2012	11.050745	13.344365	20.76%	2,368
2011	13.430954	11.050745	-17.72%	1,297
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	13.218206	13.852342	4.80%	704
2019	10.233539	13.218206	29.17%	897
2018	11.290658	10.233539	-9.36%	3,575
2017*	10.000000	11.290658	12.91%	2,405
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2020	29.062962	29.927669	2.98%	361
2019	23.616791	29.062962	23.06%	342
2018	29.778763	23.616791	-20.69%	313
2017	27.869792	29.778763	6.85%	387
2016	22.068902	27.869792	26.29%	569
2015	23.266849	22.068902	-5.15%	875
2014	22.710119	23.266849	2.45%	1,130
2013	16.423100	22.710119	38.28%	1,318
2012	14.112983	16.423100	16.37%	2,412
2011	14.954891	14.112983	-5.63%	3,221

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.989938	7.050073	17.70%	0
2019	5.421436	5.989938	10.49%	754
2018	7.647271	5.421436	-29.11%	1,948
2017	7.875679	7.647271	-2.90%	36,473
2016	5.544135	7.875679	42.05%	37,581
2015	8.433083	5.544135	-34.26%	5,189
2014	10.556304	8.433083	-20.11%	11,657
2013	9.662724	10.556304	9.25%	7,433
2012*	10.000000	9.662724	-3.37%	7,395
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	6.157343	7.264462	17.98%	553
2019	5.556865	6.157343	10.81%	1,515
2018	7.822457	5.556865	-28.96%	1,515
2017	8.033694	7.822457	-2.63%	3,699
2016	5.643680	8.033694	42.35%	3,699
2015	8.561375	5.643680	-34.08%	3,699
2014	10.684685	8.561375	-19.87%	18,237
2013	9.759140	10.684685	9.48%	19,524
2012*	10.000000	9.759140	-2.41%	19,696
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	38.192591	59.689777	56.29%	846
2019	30.889306	38.192591	23.64%	1,798
2018	30.784208	30.889306	0.34%	1,702
2017	24.693383	30.784208	24.67%	1,516
2016	23.137199	24.693383	6.73%	1,533
2015	24.052410	23.137199	-3.81%	1,626
2014	24.747755	24.052410	-2.81%	3,033
2013	16.631164	24.747755	48.80%	4,022
2012	15.565826	16.631164	6.84%	4,518
2011	16.471980	15.565826	-5.50%	1,903

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	29.350715	29.775714	1.45%	1,732
2019	23.984229	29.350715	22.38%	1,732
2018	25.731830	23.984229	-6.79%	1,915
2017	21.915395	25.731830	17.41%	1,917
2016	19.929870	21.915395	9.96%	3,650
2015	19.848014	19.929870	0.41%	2,360
2014	18.344255	19.848014	8.20%	3,263
2013	13.767114	18.344255	33.25%	5,989
2012	11.861110	13.767114	16.07%	6,464
2011	11.295032	11.861110	5.01%	5,980
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	18.772642	18.995821	1.19%	649
2019	16.236255	18.772642	15.62%	649
2018	21.294047	16.236255	-23.75%	805
2017	17.193792	21.294047	23.85%	805
2016	17.506748	17.193792	-1.79%	805
2015	17.268847	17.506748	1.38%	805
2014	18.648074	17.268847	-7.40%	805
2013	15.347924	18.648074	21.50%	805
2012	13.576253	15.347924	13.05%	805
2011	17.021868	13.576253	-20.24%	805
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	35.427900	47.401170	33.80%	6,252
2019	26.633385	35.427900	33.02%	6,465
2018	26.293190	26.633385	1.29%	6,769
2017	20.169676	26.293190	30.36%	7,081
2016	19.904238	20.169676	1.33%	4,960
2015	18.136593	19.904238	9.75%	0
2014	16.092604	18.136593	12.70%	0
2013	11.865151	16.092604	35.63%	0
2012	10.321212	11.865151	14.96%	1,483
2011	10.777986	10.321212	-4.71%	1,397
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	40.289067	41.104035	2.02%	1,789
2019	33.941013	40.289067	18.70%	2,133
2018	40.476836	33.941013	-16.15%	2,140
2017	36.229160	40.476836	11.72%	4,750
2016	29.323992	36.229160	23.55%	5,302
2015	31.408588	29.323992	-6.64%	5,489
2014	29.120678	31.408588	7.86%	6,449
2013	21.371530	29.120678	36.26%	8,097
2012	18.222380	21.371530	17.28%	8,975
2011	20.142777	18.222380	-9.53%	9,646

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.871635	22.551912	19.50%	8,589
2019	16.188025	18.871635	16.58%	9,690
2018	17.693395	16.188025	-8.51%	10,832
2017	15.717097	17.693395	12.57%	9,819
2016	15.293505	15.717097	2.77%	9,819
2015	15.604181	15.293505	-1.99%	9,819
2014	15.463001	15.604181	0.91%	8,742
2013	13.651231	15.463001	13.27%	9,032
2012	12.539643	13.651231	8.86%	18,767
2011	13.144517	12.539643	-4.60%	22,869
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.547730	14.464529	6.77%	0
2019	11.417583	13.547730	18.66%	0
2018	13.679240	11.417583	-16.53%	0
2017	12.010597	13.679240	13.89%	0
2016	10.530718	12.010597	14.05%	0
2015	10.911642	10.530718	-3.49%	0
2014*	10.000000	10.911642	9.12%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	40.693019	44.571417	9.53%	0
2019	33.633214	40.693019	20.99%	0
2018	37.324914	33.633214	-9.89%	0
2017	33.540743	37.324914	11.28%	0
2016	26.946197	33.540743	24.47%	0
2015	27.867557	26.946197	-3.31%	0
2014	26.777630	27.867557	4.07%	0
2013	19.221901	26.777630	39.31%	0
2012	16.775727	19.221901	14.58%	0
2011	16.849996	16.775727	-0.44%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	35.715806	41.726065	16.83%	0
2019	27.500765	35.715806	29.87%	0
2018	29.130367	27.500765	-5.59%	0
2017	24.209259	29.130367	20.33%	0
2016	21.890440	24.209259	10.59%	0
2015	21.869432	21.890440	0.10%	0
2014	19.475824	21.869432	12.29%	0
2013	14.900277	19.475824	30.71%	0
2012	13.004516	14.900277	14.58%	0
2011	12.893517	13.004516	0.86%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	38.711661	45.113052	16.54%	569
2019	29.885240	38.711661	29.53%	569
2018	31.729066	29.885240	-5.81%	569
2017	26.440136	31.729066	20.00%	1,135
2016	23.964692	26.440136	10.33%	1,156
2015	23.998348	23.964692	-0.14%	629
2014	21.432260	23.998348	11.97%	758
2013	16.437233	21.432260	30.39%	816
2012	14.378653	16.437233	14.32%	2,699
2011	14.292008	14.378653	0.61%	816
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	30.070813	36.957801	22.90%	0
2019	22.607072	30.070813	33.02%	0
2018	23.888237	22.607072	-5.36%	0
2017	20.920918	23.888237	14.18%	0
2016	19.145620	20.920918	9.27%	0
2015	19.977224	19.145620	-4.16%	0
2014	17.786269	19.977224	12.32%	0
2013	13.373043	17.786269	33.00%	0
2012	12.063804	13.373043	10.85%	0
2011	12.076572	12.063804	-0.11%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.275298	11.385712	0.98%	336
2019	10.636274	11.275298	6.01%	353
2018	10.753538	10.636274	-1.09%	0
2017	10.500393	10.753538	2.41%	1,092
2016	9.735259	10.500393	7.86%	1,662
2015	9.932141	9.735259	-1.98%	0
2014*	10.000000	9.932141	-0.68%	0
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	29.053211	30.332908	4.40%	2,423
2019	25.713621	29.053211	12.99%	3,082
2018	26.897430	25.713621	-4.40%	3,129
2017	25.495188	26.897430	5.50%	3,311
2016	22.485259	25.495188	13.39%	4,152
2015	23.347993	22.485259	-3.70%	4,394
2014	23.026457	23.347993	1.40%	6,400
2013	21.792580	23.026457	5.66%	14,871
2012	19.258144	21.792580	13.16%	14,833
2011	18.539600	19.258144	3.88%	15,899
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.761189	10.728879	-0.30%	0
2019	9.064631	10.761189	18.72%	932
2018*	10.000000	9.064631	-9.35%	1,026

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	18.009616	19.277131	7.04%	0
2019	16.621845	18.009616	8.35%	0
2018	16.890812	16.621845	-1.59%	0
2017	16.399173	16.890812	3.00%	0
2016	15.954248	16.399173	2.79%	0
2015	16.154730	15.954248	-1.24%	0
2014	15.721566	16.154730	2.76%	0
2013	15.717692	15.721566	0.02%	0
2012	14.470064	15.717692	8.62%	0
2011	14.291075	14.470064	1.25%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	17.434813	18.617124	6.78%	9,978
2019	16.131772	17.434813	8.08%	10,074
2018	16.424287	16.131772	-1.78%	10,033
2017	15.990212	16.424287	2.71%	13,402
2016	15.600330	15.990212	2.50%	62,042
2015	15.827452	15.600330	-1.43%	62,731
2014	15.444773	15.827452	2.48%	62,571
2013	15.484564	15.444773	-0.26%	58,974
2012	14.291345	15.484564	8.35%	59,714
2011	14.153612	14.291345	0.97%	63,009
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ
2020	23.443737	27.190760	15.98%	8,609
2019	19.306388	23.443737	21.43%	9,947
2018	21.141809	19.306388	-8.68%	11,609
2017	17.991076	21.141809	17.51%	12,617
2016	17.756331	17.991076	1.32%	15,339
2015	17.941041	17.756331	-1.03%	16,754
2014	17.136832	17.941041	4.69%	18,290
2013	14.149232	17.136832	21.11%	19,131
2012	12.392029	14.149232	14.18%	45,013
2011	13.353474	12.392029	-7.20%	51,404
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ
2020	17.761434	20.564297	15.78%	8,446
2019	14.646172	17.761434	21.27%	8,468
2018	16.060831	14.646172	-8.81%	9,716
2017	13.690995	16.060831	17.31%	10,074
2016	13.534411	13.690995	1.16%	10,251
2015	13.696411	13.534411	-1.18%	10,532
2014	13.106856	13.696411	4.50%	11,394
2013	10.844001	13.106856	20.87%	12,557
2012	9.515618	10.844001	13.96%	14,118
2011	10.275341	9.515618	-7.39%	17,997

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2020	24.479967	27.807020	13.59%	11,672
2019	20.927022	24.479967	16.98%	13,601
2018	22.355409	20.927022	-6.39%	20,198
2017	19.817872	22.355409	12.80%	21,093
2016	19.432688	19.817872	1.98%	23,905
2015	19.623978	19.432688	-0.97%	24,577
2014	18.755826	19.623978	4.63%	24,628
2013	16.398247	18.755826	14.38%	26,995
2012	14.733536	16.398247	11.30%	32,110
2011	15.293162	14.733536	-3.66%	45,418
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	19.472632	22.080045	13.39%	9,150
2019	16.667177	19.472632	16.83%	9,483
2018	17.837974	16.667177	-6.56%	11,013
2017	15.840697	17.837974	12.61%	11,537
2016	15.558478	15.840697	1.81%	12,016
2015	15.725095	15.558478	-1.06%	12,454
2014	15.050377	15.725095	4.48%	14,224
2013	13.180596	15.050377	14.19%	16,544
2012	11.862605	13.180596	11.11%	27,001
2011	12.329366	11.862605	-3.79%	31,324
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2020	30.527602	36.968835	21.10%	24,263
2019	24.807372	30.527602	23.06%	25,576
2018	26.176699	24.807372	-5.23%	26,687
2017	22.745195	26.176699	15.09%	33,851
2016	21.439719	22.745195	6.09%	34,870
2015	21.546925	21.439719	-0.50%	38,220
2014	19.769607	21.546925	8.99%	40,744
2013	16.710819	19.769607	18.30%	58,394
2012	14.684320	16.710819	13.80%	80,077
2011	15.414793	14.684320	-4.74%	101,281
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	25.740334	31.121570	20.91%	12,436
2019	20.948564	25.740334	22.87%	12,994
2018	22.144781	20.948564	-5.40%	13,076
2017	19.263330	22.144781	14.96%	14,089
2016	18.188043	19.263330	5.91%	20,130
2015	18.305788	18.188043	-0.64%	22,316
2014	16.806857	18.305788	8.92%	25,534
2013	14.232259	16.806857	18.09%	28,614
2012	12.520725	14.232259	13.67%	33,340
2011	13.150059	12.520725	-4.79%	38,503

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2020	24.510960	32.389598	32.14%	549
2019	19.051206	24.510960	28.66%	549
2018	20.251670	19.051206	-5.93%	549
2017	16.528434	20.251670	22.53%	549
2016	16.247111	16.528434	1.73%	549
2015	16.223519	16.247111	0.15%	554
2014	14.778743	16.223519	9.78%	560
2013	10.786885	14.778743	37.01%	564
2012	8.887072	10.786885	21.38%	600
2011	9.224306	8.887072	-3.66%	610
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	23.783967	31.396901	32.01%	4,052
2019	18.505463	23.783967	28.52%	4,187
2018	19.712188	18.505463	-6.12%	4,613
2017	16.121835	19.712188	22.27%	4,763
2016	15.862421	16.121835	1.64%	4,935
2015	15.860169	15.862421	0.01%	5,139
2014	14.477180	15.860169	9.55%	6,692
2013	10.577239	14.477180	36.87%	7,365
2012	8.739887	10.577239	21.02%	9,941
2011	9.079295	8.739887	-3.74%	10,872
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	30.922699	32.617328	5.48%	47,872
2019	24.531795	30.922699	26.05%	50,332
2018	27.053570	24.531795	-9.32%	56,211
2017	24.224294	27.053570	11.68%	62,348
2016	20.752955	24.224294	16.73%	69,078
2015	21.856202	20.752955	-5.05%	77,029
2014	20.319974	21.856202	7.56%	79,143
2013	16.033788	20.319974	26.73%	93,161
2012	13.820665	16.033788	16.01%	119,233
2011	13.841102	13.820665	-0.15%	152,435
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	26.920970	28.368310	5.38%	16,779
2019	21.393712	26.920970	25.84%	17,999
2018	23.628253	21.393712	-9.46%	18,228
2017	21.186190	23.628253	11.53%	19,967
2016	18.180083	21.186190	16.54%	28,101
2015	19.176489	18.180083	-5.20%	30,850
2014	17.856070	19.176489	7.39%	39,639
2013	14.109956	17.856070	26.55%	42,373
2012	12.176154	14.109956	15.88%	50,873
2011	12.218865	12.176154	-0.35%	70,797

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2020	12.656146	12.569672	-0.68%	14,057
2019	12.530431	12.656146	1.00%	14,308
2018	12.452750	12.530431	0.62%	14,545
2017	12.493290	12.452750	-0.32%	16,947
2016	12.593398	12.493290	-0.79%	12,041
2015	12.717030	12.593398	-0.97%	17,850
2014	12.844204	12.717030	-0.99%	22,180
2013	12.970178	12.844204	-0.97%	32,012
2012	13.083754	12.970178	-0.87%	44,224
2011	13.201136	13.083754	-0.89%	50,051
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2020	33.437276	35.663607	6.66%	45,556
2019	25.992376	33.437276	28.64%	47,656
2018	28.876911	25.992376	-9.99%	53,107
2017	24.978328	28.876911	15.61%	61,367
2016	21.760336	24.978328	14.79%	71,701
2015	22.509272	21.760336	-3.33%	81,625
2014	20.597286	22.509272	9.28%	89,624
2013	15.589187	20.597286	32.13%	119,151
2012	13.299672	15.589187	17.21%	152,706
2011	13.225489	13.299672	0.56%	175,556
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	25.013661	26.644070	6.52%	11,939
2019	19.483548	25.013661	28.38%	15,217
2018	21.673803	19.483548	-10.11%	15,619
2017	18.773548	21.673803	15.45%	16,470
2016	16.374093	18.773548	14.65%	17,358
2015	16.970265	16.374093	-3.51%	20,331
2014	15.551200	16.970265	9.13%	27,197
2013	11.788643	15.551200	31.92%	27,914
2012	10.070411	11.788643	17.06%	33,622
2011	10.035555	10.070411	0.35%	52,379
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	41.922717	59.661428	42.31%	64,418
2019	31.558116	41.922717	32.84%	69,229
2018	31.966686	31.558116	-1.28%	79,002
2017	23.917043	31.966686	33.66%	89,364
2016	23.986783	23.917043	-0.29%	108,356
2015	22.632861	23.986783	5.98%	121,132
2014	20.561059	22.632861	10.08%	133,495
2013	15.248257	20.561059	34.84%	159,322
2012	13.446762	15.248257	13.40%	315,617
2011	13.563151	13.446762	-0.86%	355,467

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	21.751707	30.912400	42.11%	42,880
2019	16.399452	21.751707	32.64%	46,033
2018	16.637931	16.399452	-1.43%	47,984
2017	12.465495	16.637931	33.47%	53,600
2016	12.522194	12.465495	-0.45%	64,767
2015	11.831779	12.522194	5.84%	70,946
2014	10.765668	11.831779	9.90%	82,714
2013	7.995843	10.765668	34.64%	94,552
2012	7.059981	7.995843	13.26%	115,864
2011	7.133469	7.059981	-1.03%	154,643
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	18.834653	19.140222	1.62%	38,956
2019	16.554902	18.834653	13.77%	39,927
2018	17.347648	16.554902	-4.57%	42,096
2017	16.365217	17.347648	6.00%	46,392
2016	14.452874	16.365217	13.23%	50,316
2015	15.168561	14.452874	-4.72%	57,913
2014	15.158890	15.168561	0.06%	60,356
2013	14.462502	15.158890	4.82%	71,396
2012	12.792871	14.462502	13.05%	89,560
2011	12.433684	12.792871	2.89%	115,157
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	19.502604	19.775477	1.40%	4,625
2019	17.164559	19.502604	13.62%	4,878
2018	17.991426	17.164559	-4.60%	5,102
2017	16.997570	17.991426	5.85%	6,072
2016	15.038067	16.997570	13.03%	12,969
2015	15.800780	15.038067	-4.83%	14,062
2014	15.817352	15.800780	-0.10%	15,180
2013	15.115813	15.817352	4.64%	16,805
2012	13.397108	15.115813	12.83%	19,649
2011	13.047312	13.397108	2.68%	30,558
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2020	37.813659	44.263553	17.06%	113,489
2019	29.079074	37.813659	30.04%	118,452
2018	30.755836	29.079074	-5.45%	123,975
2017	25.523601	30.755836	20.50%	130,921
2016	23.047344	25.523601	10.74%	138,376
2015	22.973606	23.047344	0.32%	145,891
2014	20.432836	22.973606	12.43%	165,406
2013	15.606958	20.432836	30.92%	182,261
2012	13.600397	15.606958	14.75%	235,179
2011	13.462997	13.600397	1.02%	260,908

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2020	23.523834	25.476454	8.30%	41,671
2019	21.667031	23.523834	8.57%	42,413
2018	22.003850	21.667031	-1.53%	48,073
2017	21.326236	22.003850	3.18%	53,438
2016	20.565938	21.326236	3.70%	60,741
2015	20.898066	20.565938	-1.59%	63,122
2014	19.946718	20.898066	4.77%	71,909
2013	20.512837	19.946718	-2.76%	81,597
2012	19.566444	20.512837	4.84%	101,204
2011	18.413189	19.566444	6.26%	116,166
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	83.747523	97.866227	16.86%	11,523
2019	68.581043	83.747523	22.11%	12,076
2018	81.159047	68.581043	-15.50%	14,091
2017	67.915529	81.159047	19.50%	15,342
2016	61.188147	67.915529	10.99%	19,686
2015	62.747286	61.188147	-2.48%	22,217
2014	59.682938	62.747286	5.13%	28,989
2013	44.307304	59.682938	34.70%	33,283
2012	39.002798	44.307304	13.60%	42,338
2011	44.124793	39.002798	-11.61%	53,373
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	47.005313	54.849900	16.69%	20,888
2019	38.547731	47.005313	21.94%	21,675
2018	45.688674	38.547731	-15.63%	22,701
2017	38.286151	45.688674	19.33%	25,969
2016	34.552113	38.286151	10.81%	26,851
2015	35.478968	34.552113	-2.61%	39,458
2014	33.798683	35.478968	4.97%	43,781
2013	25.127032	33.798683	34.51%	48,408
2012	22.155074	25.127032	13.41%	60,269
2011	25.102735	22.155074	-11.74%	80,219
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	22.003198	25.158307	14.34%	14,744
2019	17.408000	22.003198	26.40%	16,638
2018	20.660043	17.408000	-15.74%	18,654
2017	16.039655	20.660043	28.81%	20,936
2016	17.075770	16.039655	-6.07%	22,048
2015	16.666506	17.075770	2.46%	24,608
2014	18.330796	16.666506	-9.08%	26,852
2013	14.201848	18.330796	29.07%	35,082
2012	11.901001	14.201848	19.33%	92,139
2011	14.523031	11.901001	-18.05%	110,429

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	15.078164	17.216264	14.18%	22,565
2019	11.945404	15.078164	26.23%	25,033
2018	14.205702	11.945404	-15.91%	26,907
2017	11.038575	14.205702	28.69%	29,083
2016	11.769834	11.038575	-6.21%	35,725
2015	11.509301	11.769834	2.26%	38,185
2014	12.677364	11.509301	-9.21%	39,106
2013	9.837702	12.677364	28.87%	41,007
2012	8.255055	9.837702	19.17%	45,095
2011	10.087440	8.255055	-18.17%	51,975
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2020	27.575466	29.000377	5.17%	2,600
2019	21.100504	27.575466	30.69%	2,759
2018	24.775675	21.100504	-14.83%	2,899
2017	21.660267	24.775675	14.38%	2,559
2016	19.552039	21.660267	10.78%	2,662
2015	19.912136	19.552039	-1.81%	2,780
2014	18.070310	19.912136	10.19%	2,898
2013	13.797295	18.070310	30.97%	3,014
2012	11.537074	13.797295	19.59%	5,354
2011	11.958264	11.537074	-3.52%	6,509
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2020	26.816926	28.147257	4.96%	0
2019	20.540396	26.816926	30.56%	0
2018	24.150219	20.540396	-14.95%	0
2017	21.144954	24.150219	14.21%	0
2016	19.119200	21.144954	10.60%	0
2015	19.502084	19.119200	-1.96%	0
2014	17.729972	19.502084	10.00%	440
2013	13.548785	17.729972	30.86%	708
2012	11.353009	13.548785	19.34%	1,611
2011	11.783041	11.353009	-3.65%	3,011
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	33.313299	35.677600	7.10%	0
2019	25.057326	33.313299	32.95%	0
2018	30.618316	25.057326	-18.16%	0
2017	25.942992	30.618316	18.02%	0
2016	23.935538	25.942992	8.39%	0
2015	24.939144	23.935538	-4.02%	0
2014	23.610915	24.939144	5.63%	0
2013	18.283027	23.610915	29.14%	0
2012	14.530237	18.283027	25.83%	0
2011	16.101401	14.530237	-9.76%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	30.680619	32.809929	6.94%	3,033
2019	23.110237	30.680619	32.76%	3,012
2018	28.296373	23.110237	-18.33%	3,030
2017	24.000801	28.296373	17.90%	6,141
2016	22.185516	24.000801	8.18%	6,256
2015	23.148126	22.185516	-4.16%	10,682
2014	21.952188	23.148126	5.45%	10,941
2013	17.032690	21.952188	28.88%	11,045
2012	13.540443	17.032690	25.79%	11,890
2011	15.035797	13.540443	-9.95%	13,024
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.817669	17.498419	10.63%	2,903
2019	13.330183	15.817669	18.66%	3,562
2018	14.903583	13.330183	-10.56%	3,562
2017	13.443396	14.903583	10.86%	3,562
2016	11.997500	13.443396	12.05%	3,562
2015	12.921518	11.997500	-7.15%	3,562
2014	12.690594	12.921518	1.82%	3,531
2013	10.356869	12.690594	22.53%	2,872
2012	9.070900	10.356869	14.18%	2,487
2011	9.305820	9.070900	-2.52%	973
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2020	36.584289	42.095936	15.07%	0
2019	28.517037	36.584289	28.29%	0
2018	30.272535	28.517037	-5.80%	0
2017	25.302214	30.272535	19.64%	0
2016	21.969810	25.302214	15.17%	0
2015	22.976567	21.969810	-4.38%	0
2014	21.291193	22.976567	7.92%	0
2013	16.536652	21.291193	28.75%	0
2012	14.891013	16.536652	11.05%	0
2011	14.150598	14.891013	5.23%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	18.842822	18.483556	-1.91%	0
2019	16.867791	18.842822	11.71%	0
2018	20.109686	16.867791	-16.12%	0
2017	17.357909	20.109686	15.85%	0
2016	16.311087	17.357909	6.42%	0
2015	17.585152	16.311087	-7.25%	0
2014	19.932820	17.585152	-11.78%	0
2013	16.332878	19.932820	22.04%	0
2012	13.911252	16.332878	17.41%	0
2011	15.690344	13.911252	-11.34%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	29.701397	41.753463	40.58%	1,293
2019	21.990900	29.701397	35.06%	1,411
2018	23.113443	21.990900	-4.86%	2,022
2017	18.378951	23.113443	25.76%	1,700
2016	18.197076	18.378951	1.00%	1,862
2015	17.547352	18.197076	3.70%	1,862
2014	16.386070	17.547352	7.09%	2,530
2013	11.839821	16.386070	38.40%	3,464
2012	10.546719	11.839821	12.26%	3,480
2011	11.380263	10.546719	-7.32%	2,416
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	28.592345	27.998337	-2.08%	5,140
2019	23.115911	28.592345	23.69%	5,947
2018	26.646046	23.115911	-13.25%	6,671
2017	22.891236	26.646046	16.40%	7,817
2016	19.764411	22.891236	15.82%	7,671
2015	21.282403	19.764411	-7.13%	7,713
2014	19.704174	21.282403	8.01%	9,277
2013	14.672139	19.704174	34.30%	12,419
2012	12.462247	14.672139	17.73%	15,577
2011	12.858934	12.462247	-3.08%	19,848
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	22.077169	24.883652	12.71%	0
2019	17.291733	22.077169	27.67%	0
2018	19.278694	17.291733	-10.31%	0
2017	17.206013	19.278694	12.05%	0
2016	15.761596	17.206013	9.16%	0
2015	16.895700	15.761596	-6.71%	0
2014	15.780828	16.895700	7.06%	0
2013	12.332927	15.780828	27.96%	0
2012	10.939198	12.332927	12.74%	0
2011	11.056448	10.939198	-1.06%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	21.349329	24.004249	12.44%	2,303
2019	16.760475	21.349329	27.38%	2,303
2018	18.730892	16.760475	-10.52%	2,303
2017	16.761262	18.730892	11.75%	2,303
2016	15.388312	16.761262	8.92%	2,303
2015	16.536383	15.388312	-6.94%	2,303
2014	15.488151	16.536383	6.77%	2,303
2013	12.133627	15.488151	27.65%	2,303
2012	10.787879	12.133627	12.47%	3,768
2011	10.928703	10.787879	-1.29%	2,464
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020*	10.000000	14.727493	47.27%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.692119	46.92%	807
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	37.167350	46.965268	26.36%	0
2019	28.487349	37.167350	30.47%	0
2018	33.145321	28.487349	-14.05%	0
2017	24.497205	33.145321	35.30%	0
2016	24.723721	24.497205	-0.92%	0
2015	24.025864	24.723721	2.90%	0
2014	23.724714	24.025864	1.27%	0
2013	18.824038	23.724714	26.03%	0
2012	15.680220	18.824038	20.05%	0
2011	17.270013	15.680220	-9.21%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	35.607081	44.887666	26.06%	4,858
2019	27.360690	35.607081	30.14%	5,329
2018	31.912786	27.360690	-14.26%	5,568
2017	23.646039	31.912786	34.96%	6,833
2016	23.921797	23.646039	-1.15%	10,826
2015	23.307494	23.921797	2.64%	12,729
2014	23.068627	23.307494	1.04%	11,614
2013	18.349010	23.068627	25.72%	2,610
2012	15.324249	18.349010	19.74%	2,617
2011	16.921641	15.324249	-9.44%	4,752
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.401610	11.671448	2.37%	0
2019	10.393873	11.401610	9.70%	0
2018	10.982397	10.393873	-5.36%	0
2017	10.438293	10.982397	5.21%	0
2016	9.896891	10.438293	5.47%	0
2015	10.228057	9.896891	-3.24%	0
2014	10.046185	10.228057	1.81%	0
2013	10.161111	10.046185	-1.13%	0
2012*	10.000000	10.161111	1.61%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	21.263610	21.680828	1.96%	4,710
2019	19.418782	21.263610	9.50%	5,029
2018	20.548771	19.418782	-5.50%	7,339
2017	19.574187	20.548771	4.98%	8,494
2016	18.605727	19.574187	5.21%	9,698
2015	19.273920	18.605727	-3.47%	10,665
2014	18.995346	19.273920	1.47%	12,366
2013	19.257879	18.995346	-1.36%	13,519
2012	17.192194	19.257879	12.02%	15,912
2011	17.253417	17.192194	-0.35%	16,504

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	29.264392	32.952388	12.60%	0
2019	23.050777	29.264392	26.96%	0
2018	27.460312	23.050777	-16.06%	0
2017	22.600628	27.460312	21.50%	0
2016	22.988435	22.600628	-1.69%	0
2015	23.844351	22.988435	-3.59%	0
2014	24.063568	23.844351	-0.91%	0
2013	20.474317	24.063568	17.53%	0
2012	17.944273	20.474317	14.10%	0
2011	19.487763	17.944273	-7.92%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	29.897258	33.651381	12.56%	3,589
2019	22.923804	29.897258	30.42%	3,703
2018	25.196924	22.923804	-9.02%	3,589
2017	21.820731	25.196924	15.47%	3,589
2016	19.803133	21.820731	10.19%	3,766
2015	19.400424	19.803133	2.08%	3,766
2014	17.750267	19.400424	9.30%	3,766
2013	13.640989	17.750267	30.12%	3,766
2012	11.816480	13.640989	15.44%	4,424
2011	11.973245	11.816480	-1.31%	6,729
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares - Q/NQ
2020	28.402480	30.718742	8.16%	0
2019	22.900723	28.402480	24.02%	0
2018	26.095349	22.900723	-12.24%	0
2017	22.936424	26.095349	13.77%	0
2016	20.423713	22.936424	12.30%	0
2015	21.495942	20.423713	-4.99%	0
2014	20.791140	21.495942	3.39%	0
2013	16.303373	20.791140	27.53%	0
2012	14.842443	16.303373	9.84%	0
2011	16.013405	14.842443	-7.31%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	41.834969	49.670368	18.73%	0
2019	33.412880	41.834969	25.21%	0
2018	37.637894	33.412880	-11.23%	0
2017	33.302571	37.637894	13.02%	0
2016	28.494013	33.302571	16.88%	0
2015	30.586149	28.494013	-6.84%	0
2014	27.601300	30.586149	10.81%	0
2013	19.770809	27.601300	39.61%	0
2012	16.926392	19.770809	16.80%	0
2011	17.483819	16.926392	-3.19%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	23.163433	27.434644	18.44%	407
2019	18.549735	23.163433	24.87%	530
2018	20.945513	18.549735	-11.44%	552
2017	18.572929	20.945513	12.77%	576
2016	15.942650	18.572929	16.50%	1,371
2015	17.148682	15.942650	-7.03%	1,585
2014	15.513834	17.148682	10.54%	649
2013	11.143614	15.513834	39.22%	943
2012	9.566096	11.143614	16.49%	118
2011	9.898397	9.566096	-3.36%	1,727
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.239070	13.467955	19.83%	0
2019	8.872553	11.239070	26.67%	0
2018	11.140931	8.872553	-20.36%	0
2017	8.899642	11.140931	25.18%	0
2016	9.240203	8.899642	-3.69%	0
2015	9.052368	9.240203	2.07%	0
2014*	10.000000	9.052368	-9.48%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	18.625524	20.998227	12.74%	4,282
2019	15.449139	18.625524	20.56%	4,296
2018	16.503687	15.449139	-6.39%	6,091
2017	14.094468	16.503687	17.09%	6,564
2016	14.611697	14.094468	-3.54%	6,907
2015	16.103344	14.611697	-9.26%	7,289
2014	17.170016	16.103344	-6.21%	10,698
2013	13.860105	17.170016	23.88%	11,129
2012	11.747683	13.860105	17.98%	15,891
2011	12.787570	11.747683	-8.13%	21,028
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.697900	10.455881	-2.26%	0
2019	9.146582	10.697900	16.96%	0
2018	11.344706	9.146582	-19.38%	0
2017	8.964482	11.344706	26.55%	577
2016	7.496940	8.964482	19.58%	0
2015	9.472473	7.496940	-20.86%	0
2014*	10.000000	9.472473	-5.28%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	26.816935	36.138230	34.76%	2,100
2019	19.589304	26.816935	36.90%	2,179
2018	19.601334	19.589304	-0.06%	2,252
2017	15.629312	19.601334	25.41%	2,335
2016	15.090217	15.629312	3.57%	2,405
2015	14.595700	15.090217	3.39%	2,486
2014	13.580814	14.595700	7.47%	2,567
2013	9.997248	13.580814	35.85%	2,995
2012	8.673924	9.997248	15.26%	6,955
2011	9.336949	8.673924	-7.10%	6,222
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	37.068661	53.426776	44.13%	627
2019	26.503696	37.068661	39.86%	598
2018	27.240670	26.503696	-2.71%	598
2017	21.779952	27.240670	25.07%	598
2016	20.220222	21.779952	7.71%	598
2015	20.872316	20.220222	-3.12%	598
2014	22.791214	20.872316	-8.42%	5,640
2013	16.301963	22.791214	39.81%	6,843
2012	13.620584	16.301963	19.69%	5,756
2011	15.370924	13.620584	-11.39%	5,897
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	34.650051	35.408351	2.19%	6,021
2019	27.025846	34.650051	28.21%	6,665
2018	30.454448	27.025846	-11.26%	6,916
2017	26.213599	30.454448	16.18%	7,667
2016	23.271778	26.213599	12.64%	5,757
2015	23.728474	23.271778	-1.92%	5,926
2014	21.749231	23.728474	9.10%	1,564
2013	16.201733	21.749231	34.24%	1,423
2012	14.122739	16.201733	14.72%	5,825
2011	14.331949	14.122739	-1.46%	7,277
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.970647	27.336086	19.00%	0
2019	18.465668	22.970647	24.40%	0
2018	20.662498	18.465668	-10.63%	0
2017	16.456961	20.662498	25.55%	0
2016	16.007842	16.456961	2.81%	0
2015	15.208352	16.007842	5.26%	0
2014	15.189923	15.208352	0.12%	0
2013	12.021326	15.189923	26.36%	0
2012	10.474326	12.021326	14.77%	762
2011	10.771336	10.474326	-2.76%	334

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.848943	21.593082	20.98%	0
2019	12.916337	17.848943	38.19%	0
2018	12.972806	12.916337	-0.44%	0
2017	10.229030	12.972806	26.82%	0
2016	9.761794	10.229030	4.79%	0
2015*	10.000000	9.761794	-2.38%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	15.984304	17.018885	6.47%	2,298
2019	14.596953	15.984304	9.50%	2,250
2018	14.880695	14.596953	-1.91%	18
2017	14.193914	14.880695	4.84%	18
2016	13.543266	14.193914	4.80%	18
2015	13.794863	13.543266	-1.82%	278
2014	12.954182	13.794863	6.49%	4,885
2013	13.161384	12.954182	-1.57%	4,885
2012	12.175370	13.161384	8.10%	4,884
2011	11.667586	12.175370	4.35%	4,884
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	14.164847	21.141075	49.25%	0
2019	10.770992	14.164847	31.51%	0
2018	13.056960	10.770992	-17.51%	0
2017	10.505736	13.056960	24.28%	0
2016	10.880493	10.505736	-3.44%	0
2015	11.062793	10.880493	-1.65%	0
2014	11.327685	11.062793	-2.34%	0
2013	9.450257	11.327685	19.87%	115
2012	8.263434	9.450257	14.36%	115
2011	9.235504	8.263434	-10.53%	115
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	20.967980	23.248763	10.88%	26,946
2019	17.535460	20.967980	19.57%	31,075
2018	18.641751	17.535460	-5.93%	20,293
2017	16.261388	18.641751	14.64%	22,764
2016	15.069046	16.261388	7.91%	27,747
2015	15.072919	15.069046	-0.03%	28,435
2014	14.501473	15.072919	3.94%	32,573
2013	11.881362	14.501473	22.05%	33,573
2012	10.371606	11.881362	14.56%	26,581
2011	10.379712	10.371606	-0.08%	29,236

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	13.109243	14.172880	8.11%	5,400
2019	12.150197	13.109243	7.89%	5,831
2018	12.406770	12.150197	-2.07%	3,588
2017	12.141796	12.406770	2.18%	5,235
2016	11.947450	12.141796	1.63%	5,406
2015	12.096069	11.947450	-1.23%	4,409
2014	11.638820	12.096069	3.93%	4,557
2013	12.066973	11.638820	-3.55%	7,162
2012	11.612405	12.066973	3.91%	10,921
2011	11.094374	11.612405	4.67%	11,168
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	25.874395	33.282469	28.63%	9,948
2019	19.391598	25.874395	33.43%	10,290
2018	21.626294	19.391598	-10.33%	12,035
2017	16.679124	21.626294	29.66%	13,940
2016	16.815667	16.679124	-0.81%	17,078
2015	15.942400	16.815667	5.48%	19,009
2014	15.813162	15.942400	0.82%	25,726
2013	12.416574	15.813162	27.36%	24,168
2012	10.273265	12.416574	20.86%	27,868
2011	11.442002	10.273265	-10.21%	28,108
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	27.835946	41.748825	49.98%	3,395
2019	21.581078	27.835946	28.98%	3,968
2018	21.944322	21.581078	-1.66%	7,848
2017	17.344180	21.944322	26.52%	6,851
2016	16.063002	17.344180	7.98%	10,190
2015	15.245408	16.063002	5.36%	13,734
2014	14.249892	15.245408	6.99%	12,924
2013	11.105420	14.249892	28.31%	14,468
2012	9.555100	11.105420	16.23%	16,131
2011	10.126149	9.555100	-5.64%	15,709
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	22.086701	24.725466	11.95%	6,125
2019	17.753130	22.086701	24.41%	6,605
2018	18.334045	17.753130	-3.17%	7,910
2017	15.188389	18.334045	20.71%	6,806
2016	13.810227	15.188389	9.98%	7,120
2015	13.799770	13.810227	0.08%	5,609
2014	12.645824	13.799770	9.13%	6,207
2013	9.606440	12.645824	31.64%	6,411
2012	8.289310	9.606440	15.89%	7,479
2011	8.564328	8.289310	-3.21%	8,778

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	24.306358	26.482410	8.95%	0
2019	19.029179	24.306358	27.73%	0
2018	19.275897	19.029179	-1.28%	0
2017	16.192015	19.275897	19.05%	0
2016	14.713434	16.192015	10.05%	0
2015	14.764328	14.713434	-0.34%	0
2014	13.337449	14.764328	10.70%	0
2013	10.300588	13.337449	29.48%	0
2012	9.139329	10.300588	12.71%	25
2011	9.196672	9.139329	-0.62%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.586385	19.597183	11.43%	0
2019	14.330410	17.586385	22.72%	0
2018	16.218746	14.330410	-11.64%	0
2017	13.674704	16.218746	18.60%	0
2016	12.746400	13.674704	7.28%	0
2015	13.104987	12.746400	-2.74%	0
2014	12.667705	13.104987	3.45%	0
2013	9.882693	12.667705	28.18%	0
2012	8.594467	9.882693	14.99%	0
2011	9.272542	8.594467	-7.31%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.782009	17.136609	8.58%	3,885
2019	13.721415	15.782009	15.02%	0
2018	14.782238	13.721415	-7.18%	0
2017	13.325273	14.782238	10.93%	0
2016	12.684695	13.325273	5.05%	0
2015	12.949990	12.684695	-2.05%	0
2014	12.541812	12.949990	3.25%	0
2013	11.049008	12.541812	13.51%	0
2012	10.049334	11.049008	9.95%	0
2011	10.289034	10.049334	-2.33%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.996394	18.755880	10.35%	0
2019	14.278128	16.996394	19.04%	0
2018	15.704616	14.278128	-9.08%	0
2017	13.697805	15.704616	14.65%	0
2016	12.891893	13.697805	6.25%	0
2015	13.197457	12.891893	-2.32%	0
2014	12.732652	13.197457	3.65%	0
2013	10.607594	12.732652	20.03%	0
2012	9.428661	10.607594	12.50%	0
2011	9.863782	9.428661	-4.41%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.822044	14.722818	6.52%	10,161
2019	12.615518	13.822044	9.56%	10,161
2018	13.084505	12.615518	-3.58%	10,161
2017	12.426212	13.084505	5.30%	10,161
2016	11.997932	12.426212	3.57%	10,161
2015	12.208714	11.997932	-1.73%	10,161
2014	11.933860	12.208714	2.30%	10,161
2013	11.487739	11.933860	3.88%	10,161
2012	10.794592	11.487739	6.42%	10,271
2011	10.751710	10.794592	0.40%	10,277
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.442642	18.018283	9.58%	23,056
2019	14.057989	16.442642	16.96%	24,272
2018	15.283857	14.057989	-8.02%	24,345
2017	13.545635	15.283857	12.83%	23,056
2016	12.818246	13.545635	5.67%	23,056
2015	13.087205	12.818246	-2.06%	23,056
2014	12.641659	13.087205	3.52%	27,211
2013	10.839429	12.641659	16.63%	39,652
2012	9.743861	10.839429	11.24%	39,652
2011	10.077149	9.743861	-3.31%	16,596
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	17.275848	19.199947	11.14%	0
2019	14.276543	17.275848	21.01%	0
2018	15.935985	14.276543	-10.41%	1,128
2017	13.633108	15.935985	16.89%	0
2016	12.798844	13.633108	6.52%	0
2015	13.126013	12.798844	-2.49%	0
2014	12.680153	13.126013	3.52%	0
2013	10.306222	12.680153	23.03%	0
2012	9.085382	10.306222	13.44%	0
2011	9.626676	9.085382	-5.62%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	15.228145	16.441001	7.96%	7,084
2019	13.457360	15.228145	13.16%	7,433
2018	14.273947	13.457360	-5.72%	6,384
2017	13.120686	14.273947	8.79%	6,747
2016	12.502964	13.120686	4.94%	14,995
2015	12.765223	12.502964	-2.05%	16,216
2014	12.388432	12.765223	3.04%	22,660
2013	11.249311	12.388432	10.13%	8,099
2012	10.326071	11.249311	8.94%	8,420
2011	10.458440	10.326071	-1.27%	17,321

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	16.265252	16.936643	4.13%	0
2019	14.605785	16.265252	11.36%	0
2018	17.499752	14.605785	-16.54%	0
2017	14.403789	17.499752	21.49%	0
2016	14.388405	14.403789	0.11%	0
2015	15.124011	14.388405	-4.86%	0
2014	16.631742	15.124011	-9.07%	0
2013	13.988765	16.631742	18.89%	220
2012	11.818233	13.988765	18.37%	139
2011	13.631293	11.818233	-13.30%	1,680
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.757343	17.57%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.757854	17.58%	1,655
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	14.441644	15.299742	5.94%	0
2019	13.390032	14.441644	7.85%	0
2018	13.582971	13.390032	-1.42%	0
2017	13.141978	13.582971	3.36%	0
2016	12.600720	13.141978	4.30%	0
2015	12.820324	12.600720	-1.71%	0
2014	12.326684	12.820324	4.00%	0
2013	12.693841	12.326684	-2.89%	0
2012	11.899687	12.693841	6.67%	0
2011	11.275945	11.899687	5.53%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	14.012403	14.811722	5.70%	0
2019	13.021415	14.012403	7.61%	0
2018	13.244788	13.021415	-1.69%	0
2017	12.841500	13.244788	3.14%	1,305
2016	12.352577	12.841500	3.96%	10,952
2015	12.588188	12.352577	-1.87%	9,598
2014	12.147001	12.588188	3.63%	9,598
2013	12.536534	12.147001	-3.11%	9,598
2012	11.781858	12.536534	6.41%	9,908
2011	11.201767	11.781858	5.18%	9,924

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.945525	16.133632	7.95%	0
2019	13.774975	14.945525	8.50%	0
2018	14.120110	13.774975	-2.44%	0
2017	13.744608	14.120110	2.73%	0
2016	13.434900	13.744608	2.31%	0
2015	13.641160	13.434900	-1.51%	0
2014	13.137636	13.641160	3.83%	0
2013	13.547906	13.137636	-3.03%	0
2012	12.775706	13.547906	6.04%	1,391
2011	12.168531	12.775706	4.99%	1,391
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	30.959476	34.633673	11.87%	751
2019	25.493980	30.959476	21.44%	939
2018	31.274455	25.493980	-18.48%	1,293
2017	22.368752	31.274455	39.81%	4,842
2016	21.022004	22.368752	6.41%	4,893
2015	25.349323	21.022004	-17.07%	4,942
2014	27.161802	25.349323	-6.67%	5,431
2013	27.318971	27.161802	-0.58%	0
2012	23.587845	27.318971	15.82%	0
2011	30.781373	23.587845	-23.37%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.393687	13.007836	4.96%	0
2020	12.393687	13.007836	4.96%	0
2019	10.910600	12.393687	13.59%	0
2018	11.362168	10.910600	-3.97%	0
2017	10.750238	11.362168	5.69%	0
2016	9.511987	10.750238	13.02%	0
2015	9.865283	9.511987	-3.58%	0
2014*	10.000000	9.865283	-1.35%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	15.479452	16.256805	5.02%	18,153
2019	14.713254	15.479452	5.21%	18,402
2018	14.869825	14.713254	-1.05%	17,280
2017	14.712949	14.869825	1.07%	11,800
2016	14.751758	14.712949	-0.26%	20,178
2015	14.916989	14.751758	-1.11%	26,178
2014	14.409298	14.916989	3.52%	26,714
2013	15.170060	14.409298	-5.01%	30,556
2012	14.869143	15.170060	2.02%	33,403
2011	14.003015	14.869143	6.19%	41,644

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	10.193315	10.115949	-0.76%	36,619
2019	10.116064	10.193315	0.76%	38,507
2018	10.078647	10.116064	0.37%	49,936
2017	10.137447	10.078647	-0.58%	61,698
2016	10.238787	10.137447	-0.99%	58,914
2015	10.342206	10.238787	-1.00%	94,632
2014	10.446670	10.342206	-1.00%	85,605
2013	10.552187	10.446670	-1.00%	126,935
2012	10.659062	10.552187	-1.00%	45,538
2011	10.766424	10.659062	-1.00%	80,520
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.874958	11.593608	6.61%	0
2019	9.237655	10.874958	17.72%	0
2018	10.952753	9.237655	-15.66%	0
2017	8.705973	10.952753	25.81%	557
2016	8.738290	8.705973	-0.37%	557
2015	9.120296	8.738290	-4.19%	557
2014	9.279200	9.120296	-1.71%	557
2013	7.972696	9.279200	16.39%	557
2012	6.989207	7.972696	14.07%	557
2011	7.844055	6.989207	-10.90%	557
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	27.937537	31.202932	11.69%	108
2019	22.807142	27.937537	22.49%	156
2018	25.277002	22.807142	-9.77%	208
2017	21.558523	25.277002	17.25%	208
2016	19.892351	21.558523	8.38%	208
2015	20.295858	19.892351	-1.99%	208
2014	19.527355	20.295858	3.94%	426
2013	15.500963	19.527355	25.98%	705
2012	13.509461	15.500963	14.74%	877
2011	14.204040	13.509461	-4.89%	877
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	19.455517	21.072687	8.31%	0
2019	17.038175	19.455517	14.19%	0
2018	18.088389	17.038175	-5.81%	0
2017	16.440648	18.088389	10.02%	0
2016	15.621703	16.440648	5.24%	0
2015	15.806953	15.621703	-1.17%	0
2014	15.266599	15.806953	3.54%	0
2013	13.595717	15.266599	12.29%	0
2012	12.554940	13.595717	8.29%	0
2011	12.570282	12.554940	-0.12%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	23.700590	26.189783	10.50%	1,084
2019	19.959898	23.700590	18.74%	1,084
2018	21.557504	19.959898	-7.41%	1,084
2017	18.966074	21.557504	13.66%	1,084
2016	17.781020	18.966074	6.66%	1,084
2015	18.056657	17.781020	-1.53%	1,084
2014	17.335523	18.056657	4.16%	1,084
2013	14.653904	17.335523	18.30%	1,084
2012	13.186879	14.653904	11.12%	1,084
2011	13.445615	13.186879	-1.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	16.652986	17.593535	5.65%	11,060
2019	15.357208	16.652986	8.44%	5,218
2018	15.798062	15.357208	-2.79%	5,274
2017	15.099175	15.798062	4.63%	7,332
2016	14.627613	15.099175	3.22%	7,357
2015	14.736346	14.627613	-0.74%	3,347
2014	14.327794	14.736346	2.85%	3,364
2013	13.805470	14.327794	3.78%	3,404
2012	13.259019	13.805470	4.12%	4,368
2011	13.011337	13.259019	1.90%	7,285
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	23.056542	25.187218	9.24%	11,317
2019	19.779554	23.056542	16.57%	14,997
2018	21.183666	19.779554	-6.63%	20,049
2017	18.947736	21.183666	11.80%	21,214
2016	17.862696	18.947736	6.07%	26,816
2015	18.103717	17.862696	-1.33%	31,052
2014	17.385792	18.103717	4.13%	34,663
2013	15.057689	17.385792	15.46%	37,459
2012	13.726082	15.057689	9.70%	43,266
2011	13.870042	13.726082	-1.04%	46,132
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	26.227594	29.166490	11.21%	503
2020	26.227594	29.166490	11.21%	503
2019	21.745823	26.227594	20.61%	529
2018	23.806087	21.745823	-8.65%	566
2017	20.608668	23.806087	15.51%	436
2016	19.188790	20.608668	7.40%	12,804
2015	19.525104	19.188790	-1.72%	10,492
2014	18.790860	19.525104	3.91%	10,520
2013	15.509899	18.790860	21.15%	10,588
2012	13.771884	15.509899	12.62%	10,669
2011	14.212952	13.771884	-3.10%	16,928

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	20.023964	21.519163	7.47%	7,174
2019	17.823122	20.023964	12.35%	7,759
2018	18.702064	17.823122	-4.70%	7,904
2017	17.297189	18.702064	8.12%	8,059
2016	16.528815	17.297189	4.65%	11,440
2015	16.700869	16.528815	-1.03%	22,109
2014	16.106210	16.700869	3.69%	25,529
2013	14.723649	16.106210	9.39%	26,399
2012	13.765955	14.723649	6.96%	27,717
2011	13.623733	13.765955	1.04%	10,383
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	24.147760	31.058117	28.62%	0
2019	18.731320	24.147760	28.92%	0
2018	19.577507	18.731320	-4.32%	0
2017	15.225506	19.577507	28.58%	0
2016	15.078810	15.225506	0.97%	0
2015	14.768912	15.078810	2.10%	695
2014	13.543635	14.768912	9.05%	0
2013	10.177839	13.543635	33.07%	0
2012	8.852143	10.177839	14.98%	48
2011	9.240064	8.852143	-4.20%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	41.500236	48.849360	17.71%	0
2019	30.461185	41.500236	36.24%	0
2018	31.167269	30.461185	-2.27%	0
2017	24.727495	31.167269	26.04%	0
2016	24.101153	24.727495	2.60%	0
2015	23.164826	24.101153	4.04%	0
2014	21.506297	23.164826	7.71%	0
2013	15.890965	21.506297	35.34%	0
2012	13.524717	15.890965	17.50%	0
2011	13.973162	13.524717	-3.21%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	40.407354	47.415159	17.34%	178,986
2019	29.720171	40.407354	35.96%	189,721
2018	30.491825	29.720171	-2.53%	203,265
2017	24.238125	30.491825	25.80%	244,323
2016	23.694600	24.238125	2.29%	292,582
2015	22.832838	23.694600	3.77%	326,666
2014	21.244456	22.832838	7.48%	371,338
2013	15.745602	21.244456	34.92%	426,306
2012	13.430822	15.745602	17.23%	614,021
2011	13.913349	13.430822	-3.47%	730,450

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	31.173196	31.291599	0.38%	1,620
2019	24.855939	31.173196	25.42%	1,660
2018	27.735007	24.855939	-10.38%	1,692
2017	25.834512	27.735007	7.36%	1,727
2016	21.707236	25.834512	19.01%	2,301
2015	22.945680	21.707236	-5.40%	1,796
2014	20.520512	22.945680	11.82%	1,833
2013	15.741940	20.520512	30.36%	1,868
2012	13.894202	15.741940	13.30%	1,032
2011	13.966317	13.894202	-0.52%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.814586	18.15%	5,429
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	39.938699	44.724867	11.98%	0
2019	32.106369	39.938699	24.39%	0
2018	36.598970	32.106369	-12.28%	0
2017	31.929460	36.598970	14.62%	0
2016	26.811314	31.929460	19.09%	0
2015	27.786300	26.811314	-3.51%	0
2014	25.650576	27.786300	8.33%	0
2013	19.473877	25.650576	31.72%	0
2012	16.745152	19.473877	16.30%	0
2011	17.355515	16.745152	-3.52%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	36.760820	41.064306	11.71%	6,889
2019	29.607754	36.760820	24.16%	7,138
2018	33.820711	29.607754	-12.46%	7,570
2017	29.557933	33.820711	14.42%	8,147
2016	24.877023	29.557933	18.82%	7,964
2015	25.844677	24.877023	-3.74%	2,623
2014	23.911617	25.844677	8.08%	2,998
2013	18.186621	23.911617	31.48%	3,263
2012	15.664662	18.186621	16.10%	2,883
2011	16.258004	15.664662	-3.65%	3,876
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.666764	23.161933	-2.13%	6,774
2019	19.302851	23.666764	22.61%	6,902
2018	22.452626	19.302851	-14.03%	7,176
2017	19.921847	22.452626	12.70%	7,456
2016	17.111925	19.921847	16.42%	8,048
2015	17.798363	17.111925	-3.86%	0
2014	15.363329	17.798363	15.85%	334
2013	11.437765	15.363329	34.32%	240
2012	9.930372	11.437765	15.18%	167
2011	10.268837	9.930372	-3.30%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	26.392641	36.714798	39.11%	71
2019	19.692581	26.392641	34.02%	317
2018	21.673337	19.692581	-9.14%	320
2017	17.562984	21.673337	23.40%	86
2016	16.417004	17.562984	6.98%	853
2015	16.495457	16.417004	-0.48%	2,874
2014	16.249621	16.495457	1.51%	2,510
2013	11.402347	16.249621	42.51%	1,250
2012	10.184360	11.402347	11.96%	2,329
2011	10.376370	10.184360	-1.85%	6,096
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	31.850836	33.156953	4.10%	0
2019	27.035613	31.850836	17.81%	0
2018	32.885405	27.035613	-17.79%	0
2017	30.456328	32.885405	7.98%	0
2016	24.428255	30.456328	24.68%	0
2015	26.256283	24.428255	-6.96%	0
2014	24.781334	26.256283	5.95%	0
2013	17.828698	24.781334	39.00%	0
2012	14.952192	17.828698	19.24%	0
2011	15.909591	14.952192	-6.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	28.347050	29.453009	3.90%	717
2019	24.124296	28.347050	17.50%	717
2018	29.404325	24.124296	-17.96%	913
2017	27.310035	29.404325	7.67%	913
2016	21.960253	27.310035	24.36%	1,072
2015	23.670797	21.960253	-7.23%	1,072
2014	22.394841	23.670797	5.70%	1,899
2013	16.155096	22.394841	38.62%	2,068
2012	13.564419	16.155096	19.10%	5,538
2011	14.491400	13.564419	-6.40%	3,454
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	36.430066	44.248830	21.46%	0
2019	29.286582	36.430066	24.39%	0
2018	33.862281	29.286582	-13.51%	0
2017	30.138443	33.862281	12.36%	0
2016	24.783458	30.138443	21.61%	0
2015	25.449952	24.783458	-2.62%	0
2014	25.499157	25.449952	-0.19%	0
2013	18.279204	25.499157	39.50%	0
2012	15.986024	18.279204	14.34%	0
2011	17.097617	15.986024	-6.50%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	35.833828	43.406355	21.13%	468
2019	28.874932	35.833828	24.10%	556
2018	33.462720	28.874932	-13.71%	556
2017	29.858703	33.462720	12.07%	556
2016	24.611255	29.858703	21.32%	468
2015	25.340074	24.611255	-2.88%	878
2014	25.454501	25.340074	-0.45%	826
2013	18.293401	25.454501	39.15%	894
2012	16.036736	18.293401	14.07%	2,764
2011	17.196306	16.036736	-6.74%	3,795
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	21.751462	24.419662	12.27%	0
2019	17.153406	21.751462	26.81%	1,354
2018	18.241030	17.153406	-5.96%	1,354
2017	14.768192	18.241030	23.52%	0
2016	13.137675	14.768192	12.41%	711
2015	13.430570	13.137675	-2.18%	0
2014	12.731156	13.430570	5.49%	849
2013	8.959441	12.731156	42.10%	901
2012	7.746074	8.959441	15.66%	151
2011	8.856445	7.746074	-12.54%	299
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	22.871329	25.667798	12.23%	0
2020	22.871329	25.667798	12.23%	0
2019	18.334118	22.871329	24.75%	0
2018	19.658707	18.334118	-6.74%	0
2017	16.740008	19.658707	17.44%	0
2016	15.355877	16.740008	9.01%	0
2015	15.561390	15.355877	-1.32%	0
2014	14.211752	15.561390	9.50%	0
2013	10.344916	14.211752	37.38%	0
2012	9.371977	10.344916	10.38%	0
2011	9.777336	9.371977	-4.15%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	22.632385	25.394487	12.20%	717
2019	18.136974	22.632385	24.79%	717
2018	19.464724	18.136974	-6.82%	717
2017	16.610527	19.464724	17.18%	717
2016	15.237515	16.610527	9.01%	717
2015	15.456105	15.237515	-1.41%	717
2014	14.127472	15.456105	9.40%	717
2013	10.299467	14.127472	37.17%	837
2012	9.340481	10.299467	10.27%	837
2011	9.753136	9.340481	-4.23%	837

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	18.474172	17.247461	-6.64%	41
2019	14.305464	18.474172	29.14%	227
2018	15.061818	14.305464	-5.02%	228
2017	14.333055	15.061818	5.08%	916
2016	13.508008	14.333055	6.11%	732
2015	14.463111	13.508008	-6.60%	732
2014	11.359634	14.463111	27.32%	733
2013	11.172691	11.359634	1.67%	1,067
2012	9.764370	11.172691	14.42%	1,866
2011	9.292393	9.764370	5.08%	2,492
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.321794	33.22%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020*	10.000000	13.301067	33.01%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	11.143301	11.344292	1.80%	0
2019	10.813872	11.143301	3.05%	0
2018	10.834827	10.813872	-0.19%	0
2017	10.773834	10.834827	0.57%	2,323
2016	10.617797	10.773834	1.47%	0
2015	10.761753	10.617797	-1.34%	3,259
2014	10.817035	10.761753	-0.51%	0
2013	10.914791	10.817035	-0.90%	0
2012	10.650053	10.914791	2.49%	0
2011	10.619488	10.650053	0.29%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	24.123373	38.330498	58.89%	938
2019	17.807204	24.123373	35.47%	938
2018	19.351995	17.807204	-7.98%	938
2017	15.328203	19.351995	26.25%	938
2016	14.598589	15.328203	5.00%	260
2015	14.797188	14.598589	-1.34%	25
2014	14.410604	14.797188	2.68%	0
2013	10.501822	14.410604	37.22%	0
2012	9.253085	10.501822	13.50%	1,709
2011	9.781752	9.253085	-5.40%	511

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	31.219370	36.953337	18.37%	1,487
2019	25.050406	31.219370	24.63%	1,487
2018	26.841764	25.050406	-6.67%	2,178
2017	22.893099	26.841764	17.25%	2,178
2016	21.047959	22.893099	8.77%	2,178
2015	21.359597	21.047959	-1.46%	2,178
2014	19.546100	21.359597	9.28%	1,684
2013	14.348123	19.546100	36.23%	2,288
2012	13.059508	14.348123	9.87%	2,288
2011	13.610405	13.059508	-4.05%	2,318
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	12.240664	12.915613	5.51%	0
2019	10.784151	12.240664	13.51%	0
2018	11.445993	10.784151	-5.78%	0
2017	10.531301	11.445993	8.69%	836
2016	9.395887	10.531301	12.08%	867
2015	9.720707	9.395887	-3.34%	0
2014*	10.000000	9.720707	-2.79%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.497384	13.691582	9.56%	1,352
2019	11.806865	12.497384	5.85%	1,352
2018	12.433246	11.806865	-5.04%	1,352
2017	11.341066	12.433246	9.63%	1,352
2016	11.132081	11.341066	1.88%	1,352
2015	12.113738	11.132081	-8.10%	1,352
2014	12.199383	12.113738	-0.70%	1,352
2013	13.188713	12.199383	-7.50%	1,352
2012	12.659862	13.188713	4.18%	11,325
2011	11.794721	12.659862	7.33%	16,320
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.999605	12.222884	1.86%	13,039
2019	11.663175	11.999605	2.88%	13,305
2018	11.753759	11.663175	-0.77%	13,556
2017	11.725339	11.753759	0.24%	13,585
2016	11.690885	11.725339	0.29%	27,230
2015	11.784374	11.690885	-0.79%	25,075
2014	11.815006	11.784374	-0.26%	28,106
2013	11.962122	11.815006	-1.23%	37,395
2012	11.426241	11.962122	4.69%	53,654
2011	11.426181	11.426241	0.00%	58,911
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	18.414155	25.286722	37.32%	2,114
2019	13.602322	18.414155	35.38%	2,114
2018	13.421061	13.602322	1.35%	2,114
2017	10.355922	13.421061	29.60%	2,114
2016*	10.000000	10.355922	3.56%	2,114

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	18.488357	20.517335	10.97%	0
2019	14.921823	18.488357	23.90%	0
2018	18.635274	14.921823	-19.93%	0
2017	14.870377	18.635274	25.32%	0
2016	15.397925	14.870377	-3.43%	0
2015	15.531680	15.397925	-0.86%	0
2014	16.829185	15.531680	-7.71%	0
2013	13.273234	16.829185	26.79%	0
2012	10.997405	13.273234	20.69%	0
2011	13.372878	10.997405	-17.76%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	13.200421	13.826716	4.74%	0
2019	10.224920	13.200421	29.10%	0
2018	11.286882	10.224920	-9.41%	0
2017*	10.000000	11.286882	12.87%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2020	28.806043	29.648132	2.92%	0
2019	23.419852	28.806043	23.00%	0
2018	29.545446	23.419852	-20.73%	0
2017	27.665339	29.545446	6.80%	0
2016	21.918028	27.665339	26.22%	0
2015	23.119453	21.918028	-5.20%	0
2014	22.577654	23.119453	2.40%	0
2013	16.335552	22.577654	38.21%	0
2012	14.044865	16.335552	16.31%	0
2011	14.890222	14.044865	-5.68%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.966771	7.019267	17.64%	0
2019	5.403197	5.966771	10.43%	343
2018	7.625429	5.403197	-29.14%	343
2017	7.857138	7.625429	-2.95%	1,145
2016	5.533870	7.857138	41.98%	2,316
2015	8.421726	5.533870	-34.29%	0
2014	10.547418	8.421726	-20.15%	0
2013	9.659472	10.547418	9.19%	0
2012*	10.000000	9.659472	-3.41%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	6.133530	7.232743	17.92%	0
2019	5.538164	6.133530	10.75%	0
2018	7.800107	5.538164	-29.00%	0
2017	8.014779	7.800107	-2.68%	9,272
2016	5.633231	8.014779	42.28%	9,272
2015	8.549849	5.633231	-34.11%	9,272
2014	10.675687	8.549849	-19.91%	9,272
2013	9.755843	10.675687	9.43%	9,272
2012*	10.000000	9.755843	-2.44%	10,318

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	37.987462	59.339270	56.21%	0
2019	30.738923	37.987462	23.58%	564
2018	30.649906	30.738923	0.29%	564
2017	24.598020	30.649906	24.60%	217
2016	23.059461	24.598020	6.67%	1,316
2015	23.983707	23.059461	-3.85%	1,520
2014	24.689546	23.983707	-2.86%	2,532
2013	16.600420	24.689546	48.73%	2,435
2012	15.544916	16.600420	6.79%	1,021
2011	16.458136	15.544916	-5.55%	1,021

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	29.086932	29.493208	1.40%	207
2019	23.780678	29.086932	22.31%	223
2018	25.526413	23.780678	-6.84%	237
2017	21.751388	25.526413	17.36%	253
2016	19.790682	21.751388	9.91%	269
2015	19.719361	19.790682	0.36%	390
2014	18.234563	19.719361	8.14%	407
2013	13.691702	18.234563	33.18%	423
2012	11.802116	13.691702	16.01%	951
2011	11.244524	11.802116	4.96%	637
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	18.603821	18.815485	1.14%	0
2019	16.098375	18.603821	15.56%	0
2018	21.123950	16.098375	-23.79%	0
2017	17.065043	21.123950	23.78%	0
2016	17.384406	17.065043	-1.84%	0
2015	17.156847	17.384406	1.33%	0
2014	18.536485	17.156847	-7.44%	159
2013	15.263780	18.536485	21.44%	167
2012	13.508658	15.263780	12.99%	175
2011	16.945679	13.508658	-20.28%	237
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	35.109452	46.951370	33.73%	0
2019	26.407331	35.109452	32.95%	0
2018	26.083276	26.407331	1.24%	0
2017	20.018721	26.083276	30.29%	0
2016	19.765224	20.018721	1.28%	0
2015	18.019022	19.765224	9.69%	0
2014	15.996361	18.019022	12.64%	0
2013	11.800145	15.996361	35.56%	0
2012	10.269879	11.800145	14.90%	0
2011	10.729789	10.269879	-4.76%	500
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	39.926937	40.714000	1.97%	1,858
2019	33.652936	39.926937	18.64%	2,343
2018	40.153698	33.652936	-16.19%	3,050
2017	35.958031	40.153698	11.67%	3,603
2016	29.119193	35.958031	23.49%	4,382
2015	31.205001	29.119193	-6.68%	4,755
2014	28.946538	31.205001	7.80%	5,561
2013	21.254453	28.946538	36.19%	5,570
2012	18.131729	21.254453	17.22%	6,066
2011	20.052672	18.131729	-9.58%	5,908

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.770206	22.419382	19.44%	1,615
2019	16.109152	18.770206	16.52%	1,550
2018	17.616130	16.109152	-8.55%	1,953
2017	15.656349	17.616130	12.52%	1,881
2016	15.242066	15.656349	2.72%	3,578
2015	15.559553	15.242066	-2.04%	3,496
2014	15.426583	15.559553	0.86%	3,691
2013	13.625966	15.426583	13.21%	3,611
2012	12.522776	13.625966	8.81%	4,797
2011	13.133455	12.522776	-4.65%	2,518
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.508987	14.415878	6.71%	0
2019	11.390690	13.508987	18.60%	0
2018	13.653947	11.390690	-16.58%	0
2017	11.994430	13.653947	13.84%	0
2016	10.521850	11.994430	14.00%	0
2015	10.907968	10.521850	-3.54%	0
2014*	10.000000	10.907968	9.08%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	40.333288	44.155097	9.48%	0
2019	33.352742	40.333288	20.93%	0
2018	37.032481	33.352742	-9.94%	0
2017	33.294717	37.032481	11.23%	0
2016	26.762004	33.294717	24.41%	0
2015	27.691042	26.762004	-3.36%	0
2014	26.621463	27.691042	4.02%	0
2013	19.119447	26.621463	39.24%	0
2012	16.694765	19.119447	14.52%	0
2011	16.777126	16.694765	-0.49%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	35.400006	41.336245	16.77%	0
2019	27.271369	35.400006	29.81%	0
2018	28.902066	27.271369	-5.64%	0
2017	24.031612	28.902066	20.27%	0
2016	21.740758	24.031612	10.54%	0
2015	21.730865	21.740758	0.05%	0
2014	19.362207	21.730865	12.23%	0
2013	14.820832	19.362207	30.64%	0
2012	12.941720	14.820832	14.52%	0
2011	12.837728	12.941720	0.81%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	38.387139	44.712275	16.48%	0
2019	29.649679	38.387139	29.47%	0
2018	31.494978	29.649679	-5.86%	0
2017	26.258282	31.494978	19.94%	0
2016	23.811861	26.258282	10.27%	0
2015	23.857346	23.811861	-0.19%	0
2014	21.317087	23.857346	11.92%	0
2013	16.357155	21.317087	30.32%	0
2012	14.315853	16.357155	14.26%	0
2011	14.236759	14.315853	0.56%	1,325
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	29.804992	36.612627	22.84%	0
2019	22.418548	29.804992	32.95%	0
2018	23.701087	22.418548	-5.41%	0
2017	20.767463	23.701087	14.13%	0
2016	19.014772	20.767463	9.22%	0
2015	19.850709	19.014772	-4.21%	0
2014	17.682569	19.850709	12.26%	0
2013	13.301788	17.682569	32.93%	0
2012	12.005612	13.301788	10.80%	0
2011	12.024372	12.005612	-0.16%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.243023	11.347377	0.93%	0
2019	10.611186	11.243023	5.95%	0
2018	10.733627	10.611186	-1.14%	0
2017	10.486236	10.733627	2.36%	0
2016	9.727039	10.486236	7.81%	771
2015	9.928775	9.727039	-2.03%	0
2014*	10.000000	9.928775	-0.71%	0
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	28.792040	30.045066	4.35%	0
2019	25.495346	28.792040	12.93%	0
2018	26.682661	25.495346	-4.45%	177
2017	25.304360	26.682661	5.45%	177
2016	22.328207	25.304360	13.33%	284
2015	23.196640	22.328207	-3.74%	194
2014	22.888752	23.196640	1.35%	506
2013	21.673192	22.888752	5.61%	522
2012	19.162352	21.673192	13.10%	537
2011	18.456681	19.162352	3.82%	1,257
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.753730	10.716020	-0.35%	0
2019	9.062919	10.753730	18.66%	0
2018*	10.000000	9.062919	-9.37%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	17.850399	19.097067	6.98%	0
2019	16.483220	17.850399	8.29%	0
2018	16.758449	16.483220	-1.64%	0
2017	16.278867	16.758449	2.95%	0
2016	15.845184	16.278867	2.74%	0
2015	16.052404	15.845184	-1.29%	0
2014	15.629878	16.052404	2.70%	0
2013	15.633927	15.629878	-0.03%	0
2012	14.400236	15.633927	8.57%	0
2011	14.229282	14.400236	1.20%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	17.279952	18.442449	6.73%	0
2019	15.996575	17.279952	8.02%	0
2018	16.294917	15.996575	-1.83%	0
2017	15.872257	16.294917	2.66%	185
2016	15.493049	15.872257	2.45%	252
2015	15.726549	15.493049	-1.48%	252
2014	15.354065	15.726549	2.43%	252
2013	15.401399	15.354065	-0.31%	0
2012	14.221781	15.401399	8.29%	0
2011	14.091800	14.221781	0.92%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ
2020	23.185901	26.878132	15.92%	45
2019	19.103700	23.185901	21.37%	47
2018	20.930494	19.103700	-8.73%	49
2017	17.820212	20.930494	17.45%	51
2016	17.596558	17.820212	1.27%	53
2015	17.788595	17.596558	-1.08%	55
2014	16.999806	17.788595	4.64%	809
2013	14.043191	16.999806	21.05%	811
2012	12.305390	14.043191	14.12%	1,685
2011	13.266813	12.305390	-7.25%	1,685
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ
2020	17.585767	20.350614	15.72%	0
2019	14.508642	17.585767	21.21%	0
2018	15.918107	14.508642	-8.85%	22
2017	13.576163	15.918107	17.25%	22
2016	13.427659	13.576163	1.11%	22
2015	13.595245	13.427659	-1.23%	22
2014	13.016623	13.595245	4.45%	22
2013	10.774798	13.016623	20.81%	22
2012	9.459672	10.774798	13.90%	22
2011	10.220080	9.459672	-7.44%	22

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2020	24.210733	27.487326	13.53%	742
2019	20.707311	24.210733	16.92%	7,029
2018	22.131946	20.707311	-6.44%	10,138
2017	19.629659	22.131946	12.75%	13,019
2016	19.257830	19.629659	1.93%	15,994
2015	19.457234	19.257830	-1.02%	21,591
2014	18.605851	19.457234	4.58%	22,820
2013	16.275354	18.605851	14.32%	23,153
2012	14.630531	16.275354	11.24%	23,208
2011	15.193903	14.630531	-3.71%	28,432
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	19.280087	21.850692	13.33%	0
2019	16.510706	19.280087	16.77%	0
2018	17.679493	16.510706	-6.61%	0
2017	15.707871	17.679493	12.55%	0
2016	15.435789	15.707871	1.76%	0
2015	15.608978	15.435789	-1.11%	0
2014	14.946794	15.608978	4.43%	0
2013	13.096486	14.946794	14.13%	0
2012	11.792875	13.096486	11.05%	0
2011	12.263069	11.792875	-3.83%	10
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2020	30.191851	36.543786	21.04%	1,949
2019	24.546924	30.191851	23.00%	1,645
2018	25.915041	24.546924	-5.28%	1,683
2017	22.529184	25.915041	15.03%	1,724
2016	21.246798	22.529184	6.04%	4,017
2015	21.363833	21.246798	-0.55%	5,362
2014	19.611525	21.363833	8.94%	6,935
2013	16.585558	19.611525	18.24%	8,635
2012	14.581638	16.585558	13.74%	11,451
2011	15.314721	14.581638	-4.79%	20,403
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	25.485781	30.798242	20.84%	2,786
2019	20.751875	25.485781	22.81%	2,786
2018	21.948015	20.751875	-5.45%	2,876
2017	19.101786	21.948015	14.90%	2,876
2016	18.044600	19.101786	5.86%	2,876
2015	18.170602	18.044600	-0.69%	3,026
2014	16.691173	18.170602	8.86%	0
2013	14.141425	16.691173	18.03%	983
2012	12.447115	14.141425	13.61%	983
2011	13.079334	12.447115	-4.83%	1,013

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2020	24.273759	32.059967	32.08%	0
2019	18.876366	24.273759	28.59%	0
2018	20.076016	18.876366	-5.98%	0
2017	16.393319	20.076016	22.46%	397
2016	16.122408	16.393319	1.68%	541
2015	16.107133	16.122408	0.09%	541
2014	14.680133	16.107133	9.72%	541
2013	10.720318	14.680133	36.94%	1,089
2012	8.836708	10.720318	21.32%	658
2011	9.176656	8.836708	-3.70%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	23.553801	31.077362	31.94%	3,251
2019	18.335641	23.553801	28.46%	3,251
2018	19.541226	18.335641	-6.17%	3,355
2017	15.990053	19.541226	22.21%	3,355
2016	15.740687	15.990053	1.58%	3,355
2015	15.746409	15.740687	-0.04%	3,531
2014	14.380595	15.746409	9.50%	2,451
2013	10.511981	14.380595	36.80%	2,753
2012	8.690364	10.511981	20.96%	3,085
2011	9.032409	8.690364	-3.79%	3,328
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	30.582671	32.242374	5.43%	9,497
2019	24.274301	30.582671	25.99%	16,566
2018	26.783209	24.274301	-9.37%	24,183
2017	23.994282	26.783209	11.62%	29,101
2016	20.566255	23.994282	16.67%	32,917
2015	21.670518	20.566255	-5.10%	36,379
2014	20.157517	21.670518	7.51%	41,472
2013	15.913634	20.157517	26.67%	49,659
2012	13.724039	15.913634	15.95%	54,208
2011	13.751266	13.724039	-0.20%	59,583
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	26.654841	28.073689	5.32%	0
2019	21.192913	26.654841	25.77%	0
2018	23.418379	21.192913	-9.50%	18
2017	21.008587	23.418379	11.47%	18
2016	18.036758	21.008587	16.48%	316
2015	19.034921	18.036758	-5.24%	333
2014	17.733211	19.034921	7.34%	1,815
2013	14.019953	17.733211	26.49%	8,014
2012	12.104616	14.019953	15.82%	8,419
2011	12.153209	12.104616	-0.40%	15,326

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2020	12.516822	12.425017	-0.73%	2,971
2019	12.398744	12.516822	0.95%	3,102
2018	12.328139	12.398744	0.57%	6,715
2017	12.374506	12.328139	-0.37%	3,687
2016	12.479943	12.374506	-0.84%	5,489
2015	12.608830	12.479943	-1.02%	7,366
2014	12.741356	12.608830	-1.04%	17,595
2013	12.872814	12.741356	-1.02%	22,298
2012	12.992118	12.872814	-0.92%	25,168
2011	13.115277	12.992118	-0.94%	25,324
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2020	33.069535	35.253575	6.60%	18,874
2019	25.719498	33.069535	28.58%	20,625
2018	28.588263	25.719498	-10.03%	27,748
2017	24.741112	28.588263	15.55%	30,521
2016	21.564548	24.741112	14.73%	33,185
2015	22.318024	21.564548	-3.38%	38,599
2014	20.432610	22.318024	9.23%	56,042
2013	15.472351	20.432610	32.06%	84,190
2012	13.206685	15.472351	17.16%	85,125
2011	13.139646	13.206685	0.51%	97,332
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	24.766433	26.367400	6.46%	2,397
2019	19.300725	24.766433	28.32%	4,179
2018	21.481343	19.300725	-10.15%	4,907
2017	18.616210	21.481343	15.39%	5,582
2016	16.245059	18.616210	14.60%	6,302
2015	16.845037	16.245059	-3.56%	7,225
2014	15.444233	16.845037	9.07%	8,070
2013	11.713468	15.444233	31.85%	8,098
2012	10.011253	11.713468	17.00%	9,609
2011	9.981630	10.011253	0.30%	9,665
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	41.461558	58.975370	42.24%	27,325
2019	31.226736	41.461558	32.78%	28,836
2018	31.647092	31.226736	-1.33%	29,307
2017	23.689844	31.647092	33.59%	30,176
2016	23.770899	23.689844	-0.34%	31,610
2015	22.440489	23.770899	5.93%	39,030
2014	20.396597	22.440489	10.02%	42,100
2013	15.133931	20.396597	34.77%	68,307
2012	13.352701	15.133931	13.34%	71,826
2011	13.475071	13.352701	-0.91%	77,292

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	21.536683	30.591384	42.04%	0
2019	16.245535	21.536683	32.57%	422
2018	16.490153	16.245535	-1.48%	4,182
2017	12.360985	16.490153	33.40%	4,182
2016	12.423466	12.360985	-0.50%	4,450
2015	11.744421	12.423466	5.78%	4,450
2014	10.691582	11.744421	9.85%	6,592
2013	7.944834	10.691582	34.57%	14,475
2012	7.018502	7.944834	13.20%	16,660
2011	7.095126	7.018502	-1.08%	16,913
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	18.627617	18.920258	1.57%	11,178
2019	16.381210	18.627617	13.71%	12,659
2018	17.174361	16.381210	-4.62%	11,884
2017	16.209909	17.174361	5.95%	13,194
2016	14.322923	16.209909	13.17%	17,436
2015	15.039775	14.322923	-4.77%	22,528
2014	15.037786	15.039775	0.01%	17,319
2013	14.354224	15.037786	4.76%	31,184
2012	12.703532	14.354224	12.99%	31,482
2011	12.353078	12.703532	2.84%	34,644
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	19.309736	19.570019	1.35%	2,866
2019	17.003400	19.309736	13.56%	3,627
2018	17.831556	17.003400	-4.64%	4,515
2017	16.855020	17.831556	5.79%	5,322
2016	14.919452	16.855020	12.97%	6,182
2015	15.684082	14.919452	-4.88%	7,248
2014	15.708475	15.684082	-0.16%	8,256
2013	15.019348	15.708475	4.59%	8,256
2012	13.318364	15.019348	12.77%	8,714
2011	12.977165	13.318364	2.63%	8,714
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2020	37.397850	43.754709	17.00%	19,625
2019	28.773848	37.397850	29.97%	21,277
2018	30.448478	28.773848	-5.50%	21,568
2017	25.281258	30.448478	20.44%	21,674
2016	22.840010	25.281258	10.69%	27,387
2015	22.778437	22.840010	0.27%	29,805
2014	20.269481	22.778437	12.38%	37,887
2013	15.489997	20.269481	30.86%	46,572
2012	13.505308	15.489997	14.70%	51,010
2011	13.375605	13.505308	0.97%	81,616

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2020	23.265232	25.183669	8.25%	15,912
2019	21.439669	23.265232	8.51%	18,668
2018	21.784011	21.439669	-1.58%	23,783
2017	21.123808	21.784011	3.13%	27,157
2016	20.380995	21.123808	3.64%	33,335
2015	20.720604	20.380995	-1.64%	40,990
2014	19.787331	20.720604	4.72%	45,245
2013	20.359202	19.787331	-2.81%	55,058
2012	19.429750	20.359202	4.78%	58,973
2011	18.293751	19.429750	6.21%	70,614
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	82.865121	96.786165	16.80%	5,438
2019	67.892724	82.865121	22.05%	5,444
2018	80.385361	67.892724	-15.54%	6,107
2017	67.301974	80.385361	19.44%	6,237
2016	60.665918	67.301974	10.94%	6,176
2015	62.243193	60.665918	-2.53%	6,225
2014	59.233389	62.243193	5.08%	8,156
2013	43.995767	59.233389	34.63%	9,323
2012	38.748176	43.995767	13.54%	9,581
2011	43.858856	38.748176	-11.65%	10,962
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	46.540656	54.280264	16.63%	697
2019	38.185955	46.540656	21.88%	764
2018	45.282891	38.185955	-15.67%	806
2017	37.965211	45.282891	19.27%	796
2016	34.279735	37.965211	10.75%	524
2015	35.217068	34.279735	-2.66%	526
2014	33.566148	35.217068	4.92%	2,847
2013	24.966757	33.566148	34.44%	4,175
2012	22.024904	24.966757	13.36%	5,193
2011	24.967851	22.024904	-11.79%	5,960
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	21.761148	24.868990	14.28%	1,044
2019	17.225200	21.761148	26.33%	1,930
2018	20.453495	17.225200	-15.78%	2,425
2017	15.887292	20.453495	28.74%	2,440
2016	16.922090	15.887292	-6.12%	3,579
2015	16.524864	16.922090	2.40%	3,597
2014	18.184205	16.524864	-9.13%	5,362
2013	14.095394	18.184205	29.01%	7,669
2012	11.817774	14.095394	19.27%	7,711
2011	14.428754	11.817774	-18.10%	9,835

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	14.929085	17.037439	14.12%	0
2019	11.833271	14.929085	26.16%	0
2018	14.079498	11.833271	-15.95%	0
2017	10.946013	14.079498	28.63%	0
2016	11.677026	10.946013	-6.26%	192
2015	11.424328	11.677026	2.21%	192
2014	12.590130	11.424328	-9.26%	0
2013	9.774936	12.590130	28.80%	0
2012	8.206543	9.774936	19.11%	0
2011	10.033227	8.206543	-18.21%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2020	27.317884	28.714969	5.11%	184
2019	20.913958	27.317884	30.62%	184
2018	24.569112	20.913958	-14.88%	184
2017	21.490500	24.569112	14.33%	184
2016	19.408570	21.490500	10.73%	184
2015	19.776019	19.408570	-1.86%	184
2014	17.955843	19.776019	10.14%	184
2013	13.716822	17.955843	30.90%	184
2012	11.475604	13.716822	19.53%	184
2011	11.900539	11.475604	-3.57%	184
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2020	26.566303	27.870121	4.91%	0
2019	20.358720	26.566303	30.49%	0
2018	23.948795	20.358720	-14.99%	0
2017	20.979140	23.948795	14.16%	240
2016	18.978833	20.979140	10.54%	1,575
2015	19.368691	18.978833	-2.01%	2,966
2014	17.617607	19.368691	9.94%	3,438
2013	13.469719	17.617607	30.79%	3,814
2012	11.292471	13.469719	19.28%	4,149
2011	11.726114	11.292471	-3.70%	4,478
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	33.018750	35.344291	7.04%	0
2019	24.848313	33.018750	32.88%	0
2018	30.378358	24.848313	-18.20%	0
2017	25.752630	30.378358	17.96%	0
2016	23.771891	25.752630	8.33%	0
2015	24.781151	23.771891	-4.07%	0
2014	23.473191	24.781151	5.57%	0
2013	18.185561	23.473191	29.08%	0
2012	14.460101	18.185561	25.76%	0
2011	16.031778	14.460101	-9.80%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	30.408059	32.502033	6.89%	0
2019	22.916499	30.408059	32.69%	0
2018	28.073426	22.916499	-18.37%	0
2017	23.823685	28.073426	17.84%	275
2016	22.032893	23.823685	8.13%	374
2015	23.000502	22.032893	-4.21%	374
2014	21.823210	23.000502	5.39%	1,226
2013	16.941159	21.823210	28.82%	1,091
2012	13.474508	16.941159	25.73%	2,840
2011	14.970128	13.474508	-9.99%	5,868
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.724752	17.386833	10.57%	0
2019	13.258574	15.724752	18.60%	0
2018	14.831064	13.258574	-10.60%	0
2017	13.384708	14.831064	10.81%	0
2016	11.951133	13.384708	12.00%	0
2015	12.878088	11.951133	-7.20%	0
2014	12.654328	12.878088	1.77%	0
2013	10.332486	12.654328	22.47%	0
2012	9.054124	10.332486	14.12%	0
2011	9.293298	9.054124	-2.57%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2020	36.260834	41.702667	15.01%	0
2019	28.279189	36.260834	28.22%	0
2018	30.035315	28.279189	-5.85%	0
2017	25.116579	30.035315	19.58%	0
2016	21.819612	25.116579	15.11%	0
2015	22.831023	21.819612	-4.43%	0
2014	21.167022	22.831023	7.86%	0
2013	16.448521	21.167022	28.69%	0
2012	14.819159	16.448521	10.99%	0
2011	14.089420	14.819159	5.18%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	18.676262	18.310919	-1.96%	236
2019	16.727130	18.676262	11.65%	236
2018	19.952139	16.727130	-16.16%	236
2017	17.230591	19.952139	15.79%	249
2016	16.199598	17.230591	6.36%	268
2015	17.473796	16.199598	-7.29%	294
2014	19.816615	17.473796	-11.82%	335
2013	16.245851	19.816615	21.98%	363
2012	13.844140	16.245851	17.35%	374
2011	15.622523	13.844140	-11.38%	374

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	29.434345	41.357176	40.51%	0
2019	21.804184	29.434345	34.99%	130
2018	22.928839	21.804184	-4.90%	0
2017	18.241342	22.928839	25.70%	0
2016	18.069931	18.241342	0.95%	0
2015	17.433551	18.069931	3.65%	95
2014	16.288037	17.433551	7.03%	95
2013	11.774948	16.288037	38.33%	95
2012	10.494245	11.774948	12.20%	95
2011	11.329346	10.494245	-7.37%	95
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	28.335285	27.732586	-2.13%	0
2019	22.919658	28.335285	23.63%	0
2018	26.433252	22.919658	-13.29%	0
2017	22.719859	26.433252	16.34%	0
2016	19.626312	22.719859	15.76%	0
2015	21.144383	19.626312	-7.18%	93
2014	19.586292	21.144383	7.96%	466
2013	14.591718	19.586292	34.23%	485
2012	12.400212	14.591718	17.67%	504
2011	12.801370	12.400212	-3.13%	522
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	21.925141	24.699809	12.66%	0
2019	17.181332	21.925141	27.61%	0
2018	19.165350	17.181332	-10.35%	0
2017	17.113465	19.165350	11.99%	0
2016	15.684710	17.113465	9.11%	0
2015	16.821788	15.684710	-6.76%	0
2014	15.719727	16.821788	7.01%	0
2013	12.291378	15.719727	27.89%	0
2012	10.907868	12.291378	12.68%	0
2011	11.030355	10.907868	-1.11%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	21.202423	23.827044	12.38%	0
2019	16.653555	21.202423	27.31%	0
2018	18.620862	16.653555	-10.57%	0
2017	16.671189	18.620862	11.69%	0
2016	15.313328	16.671189	8.87%	0
2015	16.464120	15.313328	-6.99%	0
2014	15.428258	16.464120	6.71%	0
2013	12.092805	15.428258	27.58%	0
2012	10.757029	12.092805	12.42%	0
2011	10.902946	10.757029	-1.34%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020*	10.000000	14.722520	47.23%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.687163	46.87%	198
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	36.838789	46.526598	26.30%	0
2019	28.249788	36.838789	30.40%	0
2018	32.885634	28.249788	-14.10%	0
2017	24.317508	32.885634	35.23%	0
2016	24.554727	24.317508	-0.97%	0
2015	23.873700	24.554727	2.85%	0
2014	23.586376	23.873700	1.22%	0
2013	18.723716	23.586376	25.97%	0
2012	15.604547	18.723716	19.99%	0
2011	17.195348	15.604547	-9.25%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	35.286960	44.461655	26.00%	227
2019	27.128408	35.286960	30.07%	251
2018	31.657951	27.128408	-14.31%	613
2017	23.469024	31.657951	34.89%	601
2016	23.754691	23.469024	-1.20%	1,528
2015	23.156372	23.754691	2.58%	4,502
2014	22.930635	23.156372	0.98%	1,701
2013	18.248454	22.930635	25.66%	202
2012	15.247979	18.248454	19.68%	212
2011	16.845914	15.247979	-9.49%	221
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.360333	11.623331	2.32%	0
2019	10.361471	11.360333	9.64%	0
2018	10.953722	10.361471	-5.41%	0
2017	10.416299	10.953722	5.16%	0
2016	9.880994	10.416299	5.42%	0
2015	10.216795	9.880994	-3.29%	0
2014	10.040205	10.216795	1.76%	0
2013	10.160185	10.040205	-1.18%	0
2012*	10.000000	10.160185	1.60%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	21.072510	21.475131	1.91%	244
2019	19.253988	21.072510	9.44%	260
2018	20.384737	19.253988	-5.55%	594
2017	19.427701	20.384737	4.93%	633
2016	18.475790	19.427701	5.15%	671
2015	19.148991	18.475790	-3.52%	789
2014	18.881764	19.148991	1.42%	1,172
2013	19.152401	18.881764	-1.41%	1,840
2012	17.106695	19.152401	11.96%	1,939
2011	17.176269	17.106695	-0.41%	6,213

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	29.001330	32.639687	12.55%	0
2019	22.855104	29.001330	26.89%	0
2018	27.241048	22.855104	-16.10%	0
2017	22.431457	27.241048	21.44%	0
2016	22.827864	22.431457	-1.74%	0
2015	23.689765	22.827864	-3.64%	0
2014	23.919646	23.689765	-0.96%	0
2013	20.362137	23.919646	17.47%	0
2012	17.854993	20.362137	14.04%	0
2011	19.400585	17.854993	-7.97%	58
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	29.628534	33.332069	12.50%	0
2019	22.729239	29.628534	30.35%	126
2018	24.995776	22.729239	-9.07%	0
2017	21.657425	24.995776	15.41%	0
2016	19.664827	21.657425	10.13%	0
2015	19.274662	19.664827	2.02%	0
2014	17.644110	19.274662	9.24%	0
2013	13.566264	17.644110	30.06%	0
2012	11.757690	13.566264	15.38%	0
2011	11.919682	11.757690	-1.36%	2,299
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares - Q/NQ
2020	28.151394	30.431796	8.10%	0
2019	22.709742	28.151394	23.96%	0
2018	25.890880	22.709742	-12.29%	0
2017	22.768170	25.890880	13.72%	0
2016	20.284107	22.768170	12.25%	0
2015	21.359786	20.284107	-5.04%	0
2014	20.669895	21.359786	3.34%	0
2013	16.216495	20.669895	27.46%	0
2012	14.770829	16.216495	9.79%	0
2011	15.944190	14.770829	-7.36%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	41.465028	49.206278	18.67%	403
2019	33.134151	41.465028	25.14%	403
2018	37.342903	33.134151	-11.27%	403
2017	33.058207	37.342903	12.96%	426
2016	28.299178	33.058207	16.82%	458
2015	30.392374	28.299178	-6.89%	502
2014	27.440290	30.392374	10.76%	573
2013	19.665405	27.440290	39.54%	621
2012	16.844687	19.665405	16.75%	639
2011	17.408207	16.844687	-3.24%	639

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	23.003980	27.232041	18.38%	0
2019	18.431342	23.003980	24.81%	0
2018	20.822415	18.431342	-11.48%	0
2017	18.473082	20.822415	12.72%	0
2016	15.864939	18.473082	16.44%	0
2015	17.073717	15.864939	-7.08%	0
2014	15.453814	17.073717	10.48%	973
2013	11.106103	15.453814	39.15%	1,904
2012	9.538722	11.106103	16.43%	1,904
2011	9.875050	9.538722	-3.41%	3,328
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.206936	13.422669	19.77%	0
2019	8.851660	11.206936	26.61%	0
2018	11.120349	8.851660	-20.40%	0
2017	8.887670	11.120349	25.12%	0
2016	9.232420	8.887670	-3.73%	0
2015	9.049310	9.232420	2.02%	0
2014*	10.000000	9.049310	-9.51%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	18.525414	20.874819	12.68%	0
2019	15.373860	18.525414	20.50%	0
2018	16.431618	15.373860	-6.44%	0
2017	14.039980	16.431618	17.03%	173
2016	14.562543	14.039980	-3.59%	236
2015	16.057296	14.562543	-9.31%	346
2014	17.129569	16.057296	-6.26%	437
2013	13.834452	17.129569	23.82%	8,529
2012	11.731882	13.834452	17.92%	12,046
2011	12.776814	11.731882	-8.18%	8,238
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.667293	10.420697	-2.31%	0
2019	9.125025	10.667293	16.90%	0
2018	11.323723	9.125025	-19.42%	0
2017	8.952415	11.323723	26.49%	0
2016	7.490613	8.952415	19.52%	0
2015	9.469268	7.490613	-20.90%	0
2014*	10.000000	9.469268	-5.31%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	26.575809	35.795220	34.69%	8,913
2019	19.422966	26.575809	36.83%	0
2018	19.444761	19.422966	-0.11%	0
2017	15.512272	19.444761	25.35%	0
2016	14.984762	15.512272	3.52%	0
2015	14.501018	14.984762	3.34%	0
2014	13.499536	14.501018	7.42%	0
2013	9.942442	13.499536	35.78%	0
2012	8.630733	9.942442	15.20%	0
2011	9.295148	8.630733	-7.15%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	36.735379	52.919713	44.06%	60
2019	26.278659	36.735379	39.79%	0
2018	27.023121	26.278659	-2.75%	0
2017	21.616896	27.023121	25.01%	0
2016	20.078971	21.616896	7.66%	0
2015	20.736980	20.078971	-3.17%	0
2014	22.654876	20.736980	-8.47%	888
2013	16.212619	22.654876	39.74%	3,664
2012	13.552796	16.212619	19.63%	1,185
2011	15.302157	13.552796	-11.43%	1,674
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	34.338532	35.072288	2.14%	1,829
2019	26.796394	34.338532	28.15%	1,803
2018	30.211242	26.796394	-11.30%	2,416
2017	26.017358	30.211242	16.12%	2,458
2016	23.109191	26.017358	12.58%	2,231
2015	23.574601	23.109191	-1.97%	2,297
2014	21.619111	23.574601	9.05%	2,328
2013	16.112932	21.619111	34.17%	3,940
2012	14.052443	16.112932	14.66%	3,243
2011	14.267801	14.052443	-1.51%	3,477
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.858816	27.189268	18.94%	0
2019	18.385047	22.858816	24.33%	0
2018	20.582751	18.385047	-10.68%	0
2017	16.401709	20.582751	25.49%	198
2016	15.962134	16.401709	2.75%	269
2015	15.172591	15.962134	5.20%	269
2014	15.161848	15.172591	0.07%	269
2013	12.005153	15.161848	26.29%	0
2012	10.465531	12.005153	14.71%	0
2011	10.767727	10.465531	-2.81%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.806053	21.530318	20.92%	0
2019	12.891805	17.806053	38.12%	0
2018	12.954748	12.891805	-0.49%	1,331
2017	10.219924	12.954748	26.76%	1,331
2016	9.758024	10.219924	4.73%	1,331
2015*	10.000000	9.758024	-2.42%	1,331
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	15.850295	16.867679	6.42%	575
2019	14.481892	15.850295	9.45%	253
2018	14.770903	14.481892	-1.96%	0
2017	14.096300	14.770903	4.79%	0
2016	13.456906	14.096300	4.75%	0
2015	13.713828	13.456906	-1.87%	0
2014	12.884581	13.713828	6.44%	0
2013	13.097294	12.884581	-1.62%	0
2012	12.122213	13.097294	8.04%	0
2011	11.622491	12.122213	4.30%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	14.081571	21.006178	49.17%	0
2019	10.713073	14.081571	31.44%	0
2018	12.993359	10.713073	-17.55%	0
2017	10.459830	12.993359	24.22%	0
2016	10.838422	10.459830	-3.49%	0
2015	11.025589	10.838422	-1.70%	0
2014	11.295294	11.025589	-2.39%	0
2013	9.427986	11.295294	19.81%	0
2012	8.248134	9.427986	14.30%	0
2011	9.223066	8.248134	-10.57%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	20.823716	23.077149	10.82%	701
2019	17.423624	20.823716	19.51%	2,437
2018	18.532270	17.423624	-5.98%	1,602
2017	16.174011	18.532270	14.58%	13,421
2016	14.995617	16.174011	7.86%	8,074
2015	15.007053	14.995617	-0.08%	7,875
2014	14.445401	15.007053	3.89%	6,918
2013	11.841407	14.445401	21.99%	7,002
2012	10.341961	11.841407	14.50%	5,921
2011	10.355268	10.341961	-0.13%	6,901

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	13.019090	14.068306	8.06%	803
2019	12.072726	13.019090	7.84%	869
2018	12.333929	12.072726	-2.12%	936
2017	12.076585	12.333929	2.13%	1,011
2016	11.889274	12.076585	1.58%	1,084
2015	12.043245	11.889274	-1.28%	1,160
2014	11.593846	12.043245	3.88%	1,239
2013	12.026412	11.593846	-3.60%	1,318
2012	11.579229	12.026412	3.86%	1,395
2011	11.068248	11.579229	4.62%	2,181
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	25.696396	33.036837	28.57%	581
2019	19.267931	25.696396	33.36%	495
2018	21.499308	19.267931	-10.38%	495
2017	16.589532	21.499308	29.60%	1,145
2016	16.733767	16.589532	-0.86%	754
2015	15.872767	16.733767	5.42%	754
2014	15.752053	15.872767	0.77%	2,326
2013	12.374839	15.752053	27.29%	2,180
2012	10.243919	12.374839	20.80%	2,861
2011	11.415074	10.243919	-10.26%	3,582
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	27.644407	41.440626	49.91%	950
2019	21.443404	27.644407	28.92%	665
2018	21.815414	21.443404	-1.71%	1,040
2017	17.250984	21.815414	26.46%	1,255
2016	15.984733	17.250984	7.92%	819
2015	15.178790	15.984733	5.31%	531
2014	14.194790	15.178790	6.93%	531
2013	11.068060	14.194790	28.25%	531
2012	9.527781	11.068060	16.17%	531
2011	10.102292	9.527781	-5.69%	531
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	21.945846	24.555389	11.89%	1,494
2019	17.648821	21.945846	24.35%	1,573
2018	18.235589	17.648821	-3.22%	1,842
2017	15.114430	18.235589	20.65%	1,626
2016	13.749903	15.114430	9.92%	1,850
2015	13.746423	13.749903	0.03%	0
2014	12.603290	13.746423	9.07%	0
2013	9.578957	12.603290	31.57%	0
2012	8.269783	9.578957	15.83%	0
2011	8.548465	8.269783	-3.26%	481

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	24.139113	26.286911	8.90%	0
2019	18.907797	24.139113	27.67%	0
2018	19.162682	18.907797	-1.33%	0
2017	16.105011	19.162682	18.99%	0
2016	14.641740	16.105011	9.99%	0
2015	14.699813	14.641740	-0.40%	0
2014	13.285886	14.699813	10.64%	0
2013	10.265943	13.285886	29.42%	0
2012	9.113205	10.265943	12.65%	0
2011	9.175009	9.113205	-0.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.482976	19.472107	11.38%	0
2019	14.253355	17.482976	22.66%	0
2018	16.139732	14.253355	-11.69%	0
2017	13.614942	16.139732	18.54%	0
2016	12.697092	13.614942	7.23%	0
2015	13.060872	12.697092	-2.79%	0
2014	12.631444	13.060872	3.40%	0
2013	9.859382	12.631444	28.12%	0
2012	8.578538	9.859382	14.93%	0
2011	9.260039	8.578538	-7.36%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.689230	17.027268	8.53%	3,877
2019	13.647639	15.689230	14.96%	3,877
2018	14.710233	13.647639	-7.22%	4,002
2017	13.267040	14.710233	10.88%	4,002
2016	12.635636	13.267040	5.00%	4,002
2015	12.906437	12.635636	-2.10%	4,211
2014	12.505958	12.906437	3.20%	0
2013	11.022994	12.505958	13.45%	0
2012	10.030754	11.022994	9.89%	0
2011	10.275186	10.030754	-2.38%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.896479	18.636207	10.30%	0
2019	14.201366	16.896479	18.98%	0
2018	15.628112	14.201366	-9.13%	0
2017	13.637937	15.628112	14.59%	0
2016	12.842012	13.637937	6.20%	0
2015	13.153042	12.842012	-2.36%	0
2014	12.696218	13.153042	3.60%	0
2013	10.582587	12.696218	19.97%	0
2012	9.411202	10.582587	12.45%	0
2011	9.850488	9.411202	-4.46%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.740862	14.628955	6.46%	0
2019	12.547768	13.740862	9.51%	0
2018	13.020850	12.547768	-3.63%	0
2017	12.371988	13.020850	5.24%	0
2016	11.951598	12.371988	3.52%	0
2015	12.167708	11.951598	-1.78%	0
2014	11.899772	12.167708	2.25%	0
2013	11.460716	11.899772	3.83%	0
2012	10.774655	11.460716	6.37%	0
2011	10.737241	10.774655	0.35%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.346015	17.903354	9.53%	0
2019	13.982428	16.346015	16.90%	0
2018	15.209431	13.982428	-8.07%	0
2017	13.486449	15.209431	12.78%	0
2016	12.768677	13.486449	5.62%	0
2015	13.043195	12.768677	-2.10%	1,444
2014	12.605515	13.043195	3.47%	1,660
2013	10.813896	12.605515	16.57%	1,660
2012	9.725833	10.813896	11.19%	1,869
2011	10.063573	9.725833	-3.36%	2,056
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	17.174331	19.077481	11.08%	0
2019	14.199819	17.174331	20.95%	0
2018	15.858411	14.199819	-10.46%	0
2017	13.573581	15.858411	16.83%	0
2016	12.749383	13.573581	6.46%	0
2015	13.081898	12.749383	-2.54%	0
2014	12.643919	13.081898	3.46%	0
2013	10.281952	12.643919	22.97%	0
2012	9.068578	10.281952	13.38%	0
2011	9.613723	9.068578	-5.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	15.138621	16.336091	7.91%	0
2019	13.384998	15.138621	13.10%	0
2018	14.204400	13.384998	-5.77%	0
2017	13.063342	14.204400	8.73%	0
2016	12.454595	13.063342	4.89%	0
2015	12.722265	12.454595	-2.10%	0
2014	12.352989	12.722265	2.99%	0
2013	11.222791	12.352989	10.07%	0
2012	10.306939	11.222791	8.89%	0
2011	10.444335	10.306939	-1.32%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	16.177851	16.837133	4.08%	0
2019	14.534643	16.177851	11.31%	0
2018	17.423363	14.534643	-16.58%	0
2017	14.348134	17.423363	21.43%	0
2016	14.340037	14.348134	0.06%	0
2015	15.080789	14.340037	-4.91%	0
2014	16.592600	15.080789	-9.11%	0
2013	13.962887	16.592600	18.83%	771
2012	11.802340	13.962887	18.31%	512
2011	13.619829	11.802340	-13.34%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.756113	17.56%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.756623	17.57%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	14.356789	15.202164	5.89%	0
2019	13.318081	14.356789	7.80%	0
2018	13.516845	13.318081	-1.47%	0
2017	13.084587	13.516845	3.30%	0
2016	12.552007	13.084587	4.24%	0
2015	12.777225	12.552007	-1.76%	0
2014	12.291451	12.777225	3.95%	0
2013	12.663947	12.291451	-2.94%	0
2012	11.877682	12.663947	6.62%	0
2011	11.260758	11.877682	5.48%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	13.930043	14.717226	5.65%	5,139
2019	12.951426	13.930043	7.56%	5,139
2018	13.180281	12.951426	-1.74%	5,263
2017	12.785403	13.180281	3.09%	5,263
2016	12.304821	12.785403	3.91%	5,263
2015	12.545850	12.304821	-1.92%	5,472
2014	12.112267	12.545850	3.58%	1,272
2013	12.507007	12.112267	-3.16%	66
2012	11.760054	12.507007	6.35%	66
2011	11.186669	11.760054	5.13%	771

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.857678	16.030701	7.90%	0
2019	13.700926	14.857678	8.44%	0
2018	14.051352	13.700926	-2.49%	0
2017	13.684576	14.051352	2.68%	0
2016	13.382962	13.684576	2.25%	0
2015	13.595280	13.382962	-1.56%	0
2014	13.100059	13.595280	3.78%	0
2013	13.515986	13.100059	-3.08%	0
2012	12.752073	13.515986	5.99%	0
2011	12.152136	12.752073	4.94%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	30.681189	34.305017	11.81%	213
2019	25.277592	30.681189	21.38%	213
2018	31.024772	25.277592	-18.52%	213
2017	22.201330	31.024772	39.74%	247
2016	20.875168	22.201330	6.35%	247
2015	25.185006	20.875168	-17.11%	247
2014	26.999369	25.185006	-6.72%	640
2013	27.169305	26.999369	-0.63%	503
2012	23.470499	27.169305	15.76%	891
2011	30.643706	23.470499	-23.41%	1,184
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.358167	12.963995	4.90%	0
2020	12.358167	12.963995	4.90%	0
2019	10.884819	12.358167	13.54%	0
2018	11.341077	10.884819	-4.02%	0
2017	10.735679	11.341077	5.64%	0
2016	9.503893	10.735679	12.96%	0
2015	9.861869	9.503893	-3.63%	0
2014*	10.000000	9.861869	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	15.340332	16.102569	4.97%	7,496
2019	14.588381	15.340332	5.15%	1,615
2018	14.751105	14.588381	-1.10%	2,325
2017	14.602837	14.751105	1.02%	2,529
2016	14.648721	14.602837	-0.31%	2,603
2015	14.820282	14.648721	-1.16%	2,603
2014	14.323119	14.820282	3.47%	2,901
2013	15.086961	14.323119	-5.06%	7,590
2012	14.795179	15.086961	1.97%	7,605
2011	13.940375	14.795179	6.13%	10,897

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	10.101481	10.019755	-0.81%	4,453
2019	10.029998	10.101481	0.71%	12,901
2018	9.997979	10.029998	0.32%	7,832
2017	10.061373	9.997979	-0.63%	4,996
2016	10.167071	10.061373	-1.04%	13,254
2015	10.274956	10.167071	-1.05%	8,560
2014	10.383985	10.274956	-1.05%	7,360
2013	10.494168	10.383985	-1.05%	10,201
2012	10.605830	10.494168	-1.05%	33,693
2011	10.718057	10.605830	-1.05%	53,185
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.811008	11.519608	6.55%	0
2019	9.187970	10.811008	17.66%	0
2018	10.899379	9.187970	-15.70%	0
2017	8.667915	10.899379	25.74%	0
2016	8.704487	8.667915	-0.42%	0
2015	9.089595	8.704487	-4.24%	0
2014	9.252645	9.089595	-1.76%	0
2013	7.953895	9.252645	16.33%	0
2012	6.976264	7.953895	14.01%	0
2011	7.833485	6.976264	-10.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	27.686280	30.906702	11.63%	7,071
2019	22.613449	27.686280	22.43%	7,071
2018	25.075066	22.613449	-9.82%	7,071
2017	21.397054	25.075066	17.19%	7,071
2016	19.753307	21.397054	8.32%	10,201
2015	20.164181	19.753307	-2.04%	10,201
2014	19.410463	20.164181	3.88%	10,201
2013	15.415961	19.410463	25.91%	10,201
2012	13.442186	15.415961	14.68%	10,201
2011	14.140434	13.442186	-4.94%	15,538
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	19.350959	20.948857	8.26%	0
2019	16.955173	19.350959	14.13%	0
2018	18.009413	16.955173	-5.85%	0
2017	16.377101	18.009413	9.97%	0
2016	15.569167	16.377101	5.19%	0
2015	15.761762	15.569167	-1.22%	0
2014	15.230653	15.761762	3.49%	0
2013	13.570556	15.230653	12.23%	0
2012	12.538058	13.570556	8.23%	0
2011	12.559714	12.538058	-0.17%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	23.573194	26.035858	10.45%	0
2019	19.862636	23.573194	18.68%	0
2018	21.463363	19.862636	-7.46%	0
2017	18.892758	21.463363	13.61%	0
2016	17.721208	18.892758	6.61%	0
2015	18.005019	17.721208	-1.58%	0
2014	17.294686	18.005019	4.11%	0
2013	14.626774	17.294686	18.24%	0
2012	13.169128	14.626774	11.07%	0
2011	13.434287	13.169128	-1.97%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	16.503280	17.426575	5.59%	0
2019	15.226844	16.503280	8.38%	0
2018	15.671921	15.226844	-2.84%	0
2017	14.986157	15.671921	4.58%	0
2016	14.525437	14.986157	3.17%	4,374
2015	14.640809	14.525437	-0.79%	4,374
2014	14.242100	14.640809	2.80%	4,374
2013	13.729844	14.242100	3.73%	4,752
2012	13.193067	13.729844	4.07%	8,154
2011	12.953138	13.193067	1.85%	8,467
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.849243	24.948153	9.19%	2,352
2019	19.611622	22.849243	16.51%	2,715
2018	21.014481	19.611622	-6.68%	4,911
2017	18.805868	21.014481	11.74%	5,405
2016	17.737885	18.805868	6.02%	6,419
2015	17.986310	17.737885	-1.38%	7,333
2014	17.281783	17.986310	4.08%	8,402
2013	14.975171	17.281783	15.40%	9,256
2012	13.657775	14.975171	9.65%	10,229
2011	13.807989	13.657775	-1.09%	11,150
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	25.991739	28.889603	11.15%	1,160
2020	25.991739	28.889603	11.15%	1,160
2019	21.561162	25.991739	20.55%	1,160
2018	23.615929	21.561162	-8.70%	1,160
2017	20.454343	23.615929	15.46%	1,160
2016	19.054708	20.454343	7.35%	1,160
2015	19.398476	19.054708	-1.77%	1,160
2014	18.678420	19.398476	3.86%	2,114
2013	15.424885	18.678420	21.09%	2,382
2012	13.703339	15.424885	12.56%	3,322
2011	14.149351	13.703339	-3.15%	7,021

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	19.843935	21.314905	7.41%	2,804
2019	17.671792	19.843935	12.29%	3,053
2018	18.552696	17.671792	-4.75%	3,311
2017	17.167683	18.552696	8.07%	3,595
2016	16.413333	17.167683	4.60%	3,872
2015	16.592574	16.413333	-1.08%	4,161
2014	16.009871	16.592574	3.64%	4,462
2013	14.642982	16.009871	9.33%	4,763
2012	13.697469	14.642982	6.90%	7,492
2011	13.562782	13.697469	0.99%	9,388
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	24.005866	30.860031	28.55%	0
2019	18.630658	24.005866	28.85%	0
2018	19.482190	18.630658	-4.37%	0
2017	15.158997	19.482190	28.52%	0
2016	15.020506	15.158997	0.92%	0
2015	14.719248	15.020506	2.05%	0
2014	13.504916	14.719248	8.99%	0
2013	10.153858	13.504916	33.00%	0
2012	8.835757	10.153858	14.92%	0
2011	9.227618	8.835757	-4.25%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	41.277300	48.562411	17.65%	0
2019	30.312849	41.277300	36.17%	0
2018	31.031260	30.312849	-2.32%	0
2017	24.631988	31.031260	25.98%	0
2016	24.020160	24.631988	2.55%	0
2015	23.098638	24.020160	3.99%	0
2014	21.455686	23.098638	7.66%	0
2013	15.861569	21.455686	35.27%	0
2012	13.506535	15.861569	17.44%	0
2011	13.961417	13.506535	-3.26%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	40.190252	47.136594	17.28%	45,831
2019	29.575424	40.190252	35.89%	50,322
2018	30.358748	29.575424	-2.58%	52,908
2017	24.144493	30.358748	25.74%	54,096
2016	23.614958	24.144493	2.24%	61,005
2015	22.767593	23.614958	3.72%	88,154
2014	21.194449	22.767593	7.42%	115,131
2013	15.716474	21.194449	34.85%	140,984
2012	13.412762	15.716474	17.18%	133,339
2011	13.901642	13.412762	-3.52%	150,467

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	31.005720	31.107753	0.33%	0
2019	24.734889	31.005720	25.35%	0
2018	27.613974	24.734889	-10.43%	0
2017	25.734731	27.613974	7.30%	0
2016	21.634279	25.734731	18.95%	0
2015	22.880136	21.634279	-5.45%	7,874
2014	20.472230	22.880136	11.76%	7,874
2013	15.712824	20.472230	30.29%	7,874
2012	13.875525	15.712824	13.24%	0
2011	13.954566	13.875525	-0.57%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.812785	18.13%	4,985
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	39.585561	44.307025	11.93%	0
2019	31.838579	39.585561	24.33%	0
2018	36.312162	31.838579	-12.32%	0
2017	31.695197	36.312162	14.57%	0
2016	26.628004	31.695197	19.03%	0
2015	27.610268	26.628004	-3.56%	0
2014	25.500963	27.610268	8.27%	0
2013	19.370059	25.500963	31.65%	0
2012	16.664315	19.370059	16.24%	0
2011	17.280443	16.664315	-3.57%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	36.434092	40.678771	11.65%	188
2019	29.359433	36.434092	24.10%	11,722
2018	33.554116	29.359433	-12.50%	12,086
2017	29.339713	33.554116	14.36%	12,096
2016	24.705794	29.339713	18.76%	11,879
2015	25.679765	24.705794	-3.79%	11,879
2014	23.771044	25.679765	8.03%	11,879
2013	18.088834	23.771044	31.41%	13,212
2012	15.588328	18.088834	16.04%	13,212
2011	16.186930	15.588328	-3.70%	13,555
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.527667	23.014176	-2.18%	0
2019	19.199097	23.527667	22.55%	0
2018	22.343300	19.199097	-14.07%	0
2017	19.834834	22.343300	12.65%	0
2016	17.045767	19.834834	16.36%	412
2015	17.738513	17.045767	-3.91%	0
2014	15.319402	17.738513	15.79%	2,213
2013	11.410822	15.319402	34.25%	841
2012	9.911992	11.410822	15.12%	618
2011	10.255010	9.911992	-3.34%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	26.155335	36.366337	39.04%	554
2019	19.525377	26.155335	33.96%	615
2018	21.500239	19.525377	-9.19%	639
2017	17.431489	21.500239	23.34%	668
2016	16.302296	17.431489	6.93%	345
2015	16.388480	16.302296	-0.53%	2,429
2014	16.152399	16.388480	1.46%	348
2013	11.339849	16.152399	42.44%	327
2012	10.133668	11.339849	11.90%	344
2011	10.329936	10.133668	-1.90%	4,085
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	31.569264	32.847241	4.05%	0
2019	26.810150	31.569264	17.75%	0
2018	32.627749	26.810150	-17.83%	0
2017	30.232925	32.627749	7.92%	0
2016	24.261289	30.232925	24.61%	0
2015	26.089999	24.261289	-7.01%	0
2014	24.636830	26.089999	5.90%	0
2013	17.733683	24.636830	38.93%	0
2012	14.880025	17.733683	19.18%	0
2011	15.840799	14.880025	-6.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	28.095105	29.176496	3.85%	331
2019	23.921968	28.095105	17.44%	297
2018	29.172537	23.921968	-18.00%	269
2017	27.108407	29.172537	7.61%	245
2016	21.809103	27.108407	24.30%	227
2015	23.519757	21.809103	-7.27%	250
2014	22.263174	23.519757	5.64%	748
2013	16.068223	22.263174	38.55%	1,473
2012	13.498315	16.068223	19.04%	1,832
2011	14.428045	13.498315	-6.44%	2,540
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	36.108030	43.835547	21.40%	0
2019	29.042358	36.108030	24.33%	0
2018	33.596987	29.042358	-13.56%	0
2017	29.917384	33.596987	12.30%	0
2016	24.614063	29.917384	21.55%	0
2015	25.288778	24.614063	-2.67%	0
2014	25.350482	25.288778	-0.24%	0
2013	18.181800	25.350482	39.43%	0
2012	15.908896	18.181800	14.29%	0
2011	17.023705	15.908896	-6.55%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	35.511686	42.994433	21.07%	0
2019	28.629807	35.511686	24.04%	0
2018	33.195521	28.629807	-13.75%	0
2017	29.635202	33.195521	12.01%	0
2016	24.439328	29.635202	21.26%	0
2015	25.175779	24.439328	-2.93%	0
2014	25.302247	25.175779	-0.50%	0
2013	18.193156	25.302247	39.08%	304
2012	15.956938	18.193156	14.01%	304
2011	17.119350	15.956938	-6.79%	304
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	21.623631	24.263877	12.21%	0
2019	17.061216	21.623631	26.74%	0
2018	18.152223	17.061216	-6.01%	0
2017	14.703683	18.152223	23.45%	0
2016	13.086872	14.703683	12.35%	0
2015	13.385387	13.086872	-2.23%	0
2014	12.694728	13.385387	5.44%	0
2013	8.938316	12.694728	42.03%	0
2012	7.731723	8.938316	15.61%	0
2011	8.844504	7.731723	-12.58%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	22.736965	25.504118	12.17%	0
2020	22.736965	25.504118	12.17%	0
2019	18.235614	22.736965	24.68%	0
2018	19.563022	18.235614	-6.79%	0
2017	16.666916	19.563022	17.38%	0
2016	15.296528	16.666916	8.96%	0
2015	15.509074	15.296528	-1.37%	0
2014	14.171129	15.509074	9.44%	0
2013	10.320552	14.171129	37.31%	0
2012	9.354633	10.320552	10.33%	0
2011	9.764175	9.354633	-4.19%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	22.499398	25.232531	12.15%	0
2019	18.039509	22.499398	24.72%	0
2018	19.369966	18.039509	-6.87%	0
2017	16.537986	19.369966	17.12%	0
2016	15.178613	16.537986	8.96%	0
2015	15.404136	15.178613	-1.46%	0
2014	14.087093	15.404136	9.35%	0
2013	10.275203	14.087093	37.10%	0
2012	9.323194	10.275203	10.21%	0
2011	9.740004	9.323194	-4.28%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	18.365573	17.137404	-6.69%	355
2019	14.228554	18.365573	29.08%	355
2018	14.988458	14.228554	-5.07%	650
2017	14.270430	14.988458	5.03%	707
2016	13.455761	14.270430	6.05%	707
2015	14.414449	13.455761	-6.65%	707
2014	11.327134	14.414449	27.26%	707
2013	11.146351	11.327134	1.62%	707
2012	9.746281	11.146351	14.37%	13,179
2011	9.279850	9.746281	5.03%	13,179
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.317329	33.17%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020*	10.000000	13.296591	32.97%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	11.077874	11.271973	1.75%	0
2019	10.755811	11.077874	2.99%	0
2018	10.782123	10.755811	-0.24%	0
2017	10.726826	10.782123	0.52%	0
2016	10.576805	10.726826	1.42%	0
2015	10.725622	10.576805	-1.39%	0
2014	10.786170	10.725622	-0.56%	0
2013	10.889131	10.786170	-0.95%	0
2012	10.630383	10.889131	2.43%	0
2011	10.605217	10.630383	0.24%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	23.981643	38.086049	58.81%	0
2019	17.711530	23.981643	35.40%	0
2018	19.257803	17.711530	-8.03%	0
2017	15.261277	19.257803	26.19%	0
2016	14.542169	15.261277	4.94%	0
2015	14.747450	14.542169	-1.39%	0
2014	14.369420	14.747450	2.63%	0
2013	10.477098	14.369420	37.15%	0
2012	9.235966	10.477098	13.44%	0
2011	9.768575	9.235966	-5.45%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	30.973332	36.643595	18.31%	0
2019	24.865550	30.973332	24.56%	0
2018	26.657237	24.865550	-6.72%	0
2017	22.747159	26.657237	17.19%	0
2016	20.924319	22.747159	8.71%	0
2015	21.244856	20.924319	-1.51%	0
2014	19.450926	21.244856	9.22%	0
2013	14.285467	19.450926	36.16%	0
2012	13.009065	14.285467	9.81%	0
2011	13.564681	13.009065	-4.10%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	12.205624	12.872130	5.46%	0
2019	10.758719	12.205624	13.45%	0
2018	11.424808	10.758719	-5.83%	0
2017	10.517112	11.424808	8.63%	0
2016	9.387960	10.517112	12.03%	0
2015	9.717416	9.387960	-3.39%	0
2014*	10.000000	9.717416	-2.83%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.430223	13.611121	9.50%	0
2019	11.749347	12.430223	5.80%	0
2018	12.378964	11.749347	-5.09%	0
2017	11.297241	12.378964	9.58%	0
2016	11.094660	11.297241	1.83%	0
2015	12.079112	11.094660	-8.15%	0
2014	12.170653	12.079112	-0.75%	0
2013	13.164295	12.170653	-7.55%	0
2012	12.642832	13.164295	4.12%	598
2011	11.784787	12.642832	7.28%	598
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.935131	12.151078	1.81%	64
2019	11.606376	11.935131	2.83%	357
2018	11.702467	11.606376	-0.82%	64
2017	11.680046	11.702467	0.19%	309
2016	11.651586	11.680046	0.24%	397
2015	11.750690	11.651586	-0.84%	633
2014	11.787175	11.750690	-0.31%	826
2013	11.939974	11.787175	-1.28%	684
2012	11.410852	11.939974	4.64%	883
2011	11.416548	11.410852	-0.05%	742
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	18.381997	25.229825	37.25%	0
2019	13.585425	18.381997	35.31%	0
2018	13.411201	13.585425	1.30%	0
2017	10.353528	13.411201	29.53%	0
2016*	10.000000	10.353528	3.54%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	18.324919	20.325680	10.92%	0
2019	14.797383	18.324919	23.84%	0
2018	18.489263	14.797383	-19.97%	0
2017	14.761293	18.489263	25.26%	0
2016	15.292670	14.761293	-3.47%	0
2015	15.433306	15.292670	-0.91%	0
2014	16.731045	15.433306	-7.76%	0
2013	13.202498	16.731045	26.73%	0
2012	10.944329	13.202498	20.63%	0
2011	13.315058	10.944329	-17.80%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	13.182659	13.801125	4.69%	0
2019	10.216318	13.182659	29.04%	0
2018	11.283108	10.216318	-9.45%	0
2017*	10.000000	11.283108	12.83%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2020	28.551427	29.371226	2.87%	0
2019	23.224572	28.551427	22.94%	0
2018	29.314001	23.224572	-20.77%	0
2017	27.462456	29.314001	6.74%	0
2016	21.768253	27.462456	26.16%	0
2015	22.973072	21.768253	-5.24%	0
2014	22.446041	22.973072	2.35%	0
2013	16.248514	22.446041	38.14%	0
2012	13.977096	16.248514	16.25%	0
2011	14.825841	13.977096	-5.72%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.943683	6.988574	17.58%	0
2019	5.385005	5.943683	10.37%	0
2018	7.603628	5.385005	-29.18%	0
2017	7.838626	7.603628	-3.00%	0
2016	5.523613	7.838626	41.91%	0
2015	8.410378	5.523613	-34.32%	0
2014	10.538538	8.410378	-20.19%	0
2013	9.656218	10.538538	9.14%	0
2012*	10.000000	9.656218	-3.44%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	6.109757	7.201026	17.86%	0
2019	5.519496	6.109757	10.69%	0
2018	7.777772	5.519496	-29.03%	0
2017	7.995855	7.777772	-2.73%	0
2016	5.622761	7.995855	42.21%	0
2015	8.538289	5.622761	-34.15%	0
2014	10.666680	8.538289	-19.95%	0
2013	9.752541	10.666680	9.37%	0
2012*	10.000000	9.752541	-2.47%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	37.783314	58.990609	56.13%	0
2019	30.589181	37.783314	23.52%	0
2018	30.516110	30.589181	0.24%	0
2017	24.502984	30.516110	24.54%	0
2016	22.981939	24.502984	6.62%	0
2015	23.915161	22.981939	-3.90%	6,509
2014	24.631424	23.915161	-2.91%	7,119
2013	16.569702	24.631424	48.65%	6,837
2012	15.524010	16.569702	6.74%	329
2011	16.444292	15.524010	-5.60%	329

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	28.825187	29.213041	1.35%	13,446
2019	23.578588	28.825187	22.25%	13,737
2018	25.322356	23.578588	-6.89%	16,014
2017	21.588376	25.322356	17.30%	17,428
2016	19.652266	21.588376	9.85%	18,593
2015	19.591347	19.652266	0.31%	22,300
2014	18.125344	19.591347	8.09%	34,050
2013	13.616575	18.125344	33.11%	37,573
2012	11.743303	13.616575	15.95%	46,719
2011	11.194135	11.743303	4.91%	51,732
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	18.436455	18.636799	1.09%	790
2019	15.961618	18.436455	15.50%	796
2018	20.955170	15.961618	-23.83%	799
2017	16.937216	20.955170	23.72%	1,808
2016	17.262886	16.937216	-1.89%	1,844
2015	17.045531	17.262886	1.28%	1,884
2014	18.425541	17.045531	-7.49%	1,930
2013	15.180093	18.425541	21.38%	2,917
2012	13.441395	15.180093	12.94%	3,299
2011	16.869829	13.441395	-20.32%	3,801
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	34.793681	46.505603	33.66%	3,977
2019	26.183043	34.793681	32.89%	8,101
2018	25.874889	26.183043	1.19%	8,355
2017	19.868773	25.874889	30.23%	8,623
2016	19.627060	19.868773	1.23%	11,472
2015	17.902105	19.627060	9.64%	12,896
2014	15.900605	17.902105	12.59%	12,967
2013	11.735422	15.900605	35.49%	18,698
2012	10.218714	11.735422	14.84%	21,043
2011	10.681727	10.218714	-4.81%	24,646
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	39.567706	40.327303	1.92%	11,302
2019	33.367006	39.567706	18.58%	19,857
2018	39.832797	33.367006	-16.23%	20,153
2017	35.688633	39.832797	11.61%	21,599
2016	28.915590	35.688633	23.42%	23,359
2015	31.002482	28.915590	-6.73%	25,170
2014	28.773223	31.002482	7.75%	25,204
2013	21.137866	28.773223	36.12%	30,823
2012	18.041407	21.137866	17.16%	36,412
2011	19.962858	18.041407	-9.63%	44,579

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.669299	22.287593	19.38%	20,129
2019	16.030648	18.669299	16.46%	20,003
2018	17.539200	16.030648	-8.60%	21,266
2017	15.595831	17.539200	12.46%	22,491
2016	15.190796	15.595831	2.67%	30,094
2015	15.515057	15.190796	-2.09%	37,307
2014	15.390246	15.515057	0.81%	43,308
2013	13.600734	15.390246	13.16%	39,246
2012	12.505920	13.600734	8.75%	40,903
2011	13.122397	12.505920	-4.70%	33,271
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.470339	14.367382	6.66%	2,675
2019	11.363834	13.470339	18.54%	2,836
2018	13.628691	11.363834	-16.62%	2,999
2017	11.978277	13.628691	13.78%	3,163
2016	10.512985	11.978277	13.94%	4,406
2015	10.904285	10.512985	-3.59%	4,631
2014*	10.000000	10.904285	9.04%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	39.976456	43.742336	9.42%	3,634
2019	33.074357	39.976456	20.87%	3,757
2018	36.742061	33.074357	-9.98%	3,885
2017	33.050256	36.742061	11.17%	3,983
2016	26.578899	33.050256	24.35%	5,118
2015	27.515493	26.578899	-3.40%	5,976
2014	26.466072	27.515493	3.97%	7,154
2013	19.017444	26.466072	39.17%	7,968
2012	16.614102	19.017444	14.47%	10,310
2011	16.704505	16.614102	-0.54%	17,125
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	35.086931	40.949963	16.71%	9,180
2019	27.043841	35.086931	29.74%	9,507
2018	28.675508	27.043841	-5.69%	9,797
2017	23.855244	28.675508	20.21%	12,365
2016	21.592075	23.855244	10.48%	14,374
2015	21.593169	21.592075	-0.01%	15,491
2014	19.249244	21.593169	12.18%	15,985
2013	14.741807	19.249244	30.58%	22,481
2012	12.879243	14.741807	14.46%	32,094
2011	12.782186	12.879243	0.76%	39,288

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	38.065050	44.314726	16.42%	15,156
2019	29.415756	38.065050	29.40%	15,461
2018	31.262392	29.415756	-5.91%	16,567
2017	26.077500	31.262392	19.88%	17,791
2016	23.659837	26.077500	10.22%	18,007
2015	23.717024	23.659837	-0.24%	24,123
2014	21.202426	23.717024	11.86%	18,996
2013	16.277379	21.202426	30.26%	27,221
2012	14.253253	16.277379	14.20%	26,458
2011	14.181654	14.253253	0.50%	25,033
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	29.541397	36.270504	22.78%	2,833
2019	22.231514	29.541397	32.88%	2,798
2018	23.515307	22.231514	-5.46%	2,812
2017	20.615062	23.515307	14.07%	3,372
2016	18.884737	20.615062	9.16%	3,387
2015	19.724931	18.884737	-4.26%	3,580
2014	17.579404	19.724931	12.20%	4,211
2013	13.230850	17.579404	32.87%	4,419
2012	11.947638	13.230850	10.74%	5,231
2011	11.972345	11.947638	-0.21%	6,296
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.210864	11.309207	0.88%	0
2019	10.586184	11.210864	5.90%	0
2018	10.713776	10.586184	-1.19%	0
2017	10.472114	10.713776	2.31%	166
2016	9.718836	10.472114	7.75%	221
2015	9.925412	9.718836	-2.08%	0
2014*	10.000000	9.925412	-0.75%	0
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	28.533114	29.759813	4.30%	14,607
2019	25.278829	28.533114	12.87%	17,250
2018	26.469514	25.278829	-4.50%	17,940
2017	25.114863	26.469514	5.39%	20,593
2016	22.172159	25.114863	13.27%	25,125
2015	23.046165	22.172159	-3.79%	26,817
2014	22.751768	23.046165	1.29%	28,938
2013	21.554384	22.751768	5.56%	34,279
2012	19.066966	21.554384	13.05%	51,158
2011	18.374069	19.066966	3.77%	57,937
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.746270	10.703179	-0.40%	5,752
2019	9.061217	10.746270	18.60%	10,323
2018*	10.000000	9.061217	-9.39%	10,703

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	17.692504	18.918571	6.93%	39,759
2019	16.345684	17.692504	8.24%	40,938
2018	16.627077	16.345684	-1.69%	36,501
2017	16.159397	16.627077	2.89%	42,405
2016	15.736818	16.159397	2.69%	55,746
2015	15.950683	15.736818	-1.34%	65,760
2014	15.538682	15.950683	2.65%	65,844
2013	15.550562	15.538682	-0.08%	80,270
2012	14.330712	15.550562	8.51%	93,676
2011	14.167723	14.330712	1.15%	104,341
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	17.126355	18.269279	6.67%	13,616
2019	15.862394	17.126355	7.97%	15,983
2018	16.166443	15.862394	-1.88%	17,614
2017	15.755048	16.166443	2.61%	22,167
2016	15.386393	15.755048	2.40%	26,640
2015	15.626185	15.386393	-1.53%	36,113
2014	15.263790	15.626185	2.37%	54,773
2013	15.318586	15.263790	-0.36%	68,403
2012	14.152478	15.318586	8.24%	98,052
2011	14.030204	14.152478	0.87%	118,182
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ
2020	19.392452	22.469237	15.87%	312
2019	15.986221	19.392452	21.31%	386
2018	17.523825	15.986221	-8.77%	386
2017	14.927298	17.523825	17.39%	386
2016	14.747391	14.927298	1.22%	386
2015	14.915878	14.747391	-1.13%	646
2014	14.261678	14.915878	4.59%	668
2013	11.787227	14.261678	20.99%	689
2012	10.333833	11.787227	14.06%	751
2011	11.146839	10.333833	-7.29%	1,181
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ
2020	17.411795	20.139120	15.66%	56
2019	14.372382	17.411795	21.15%	60
2018	15.776626	14.372382	-8.90%	64
2017	13.462268	15.776626	17.19%	68
2016	13.321725	13.462268	1.05%	72
2015	13.494811	13.321725	-1.28%	76
2014	12.926992	13.494811	4.39%	381
2013	10.706003	12.926992	20.75%	385
2012	9.404044	10.706003	13.84%	520
2011	10.165115	9.404044	-7.49%	695

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2020	20.856441	23.667109	13.48%	0
2019	17.847422	20.856441	16.86%	0
2018	19.085011	17.847422	-6.48%	0
2017	16.935744	19.085011	12.69%	0
2016	16.623321	16.935744	1.88%	0
2015	16.803939	16.623321	-1.07%	0
2014	16.076776	16.803939	4.52%	0
2013	14.070165	16.076776	14.26%	0
2012	12.654612	14.070165	11.19%	0
2011	13.148532	12.654612	-3.76%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	19.089408	21.623643	13.28%	804
2019	16.355685	19.089408	16.71%	824
2018	17.522400	16.355685	-6.66%	824
2017	15.576134	17.522400	12.50%	824
2016	15.314048	15.576134	1.71%	824
2015	15.493703	15.314048	-1.16%	824
2014	14.843906	15.493703	4.38%	824
2013	13.012907	14.843906	14.07%	917
2012	11.723556	13.012907	11.00%	969
2011	12.197143	11.723556	-3.88%	4,048
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2020	24.949289	30.183019	20.98%	438
2019	20.294802	24.949289	22.93%	541
2018	21.436821	20.294802	-5.33%	541
2017	18.645456	21.436821	14.97%	541
2016	17.593010	18.645456	5.98%	2,235
2015	17.698862	17.593010	-0.60%	2,281
2014	16.255366	17.698862	8.88%	2,327
2013	13.754196	16.255366	18.18%	2,376
2012	12.098496	13.754196	13.69%	2,492
2011	12.713151	12.098496	-4.83%	3,127
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	25.233730	30.478253	20.78%	9,181
2019	20.557034	25.233730	22.75%	10,271
2018	21.753000	20.557034	-5.50%	10,735
2017	18.941599	21.753000	14.84%	10,963
2016	17.902314	18.941599	5.81%	25,837
2015	18.036436	17.902314	-0.74%	26,904
2014	16.576315	18.036436	8.81%	30,476
2013	14.051211	16.576315	17.97%	31,086
2012	12.373974	14.051211	13.55%	37,982
2011	13.009033	12.373974	-4.88%	44,270

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2020	24.038696	31.733474	32.01%	0
2019	18.703022	24.038696	28.53%	0
2018	19.901784	18.703022	-6.02%	0
2017	16.259236	19.901784	22.40%	0
2016	15.998617	16.259236	1.63%	0
2015	15.991537	15.998617	0.04%	0
2014	14.582147	15.991537	9.67%	0
2013	10.654150	14.582147	36.87%	0
2012	8.786606	10.654150	21.25%	0
2011	9.129233	8.786606	-3.75%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	23.325845	30.761050	31.88%	11,936
2019	18.167366	23.325845	28.39%	13,993
2018	19.371738	18.167366	-6.22%	15,690
2017	15.859342	19.371738	22.15%	16,385
2016	15.619889	15.859342	1.53%	20,215
2015	15.633458	15.619889	-0.09%	22,025
2014	14.284662	15.633458	9.44%	27,573
2013	10.447124	14.284662	36.73%	25,911
2012	8.641118	10.447124	20.90%	25,436
2011	8.985751	8.641118	-3.84%	29,688
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	25.041226	26.386862	5.37%	21,128
2019	19.885948	25.041226	25.92%	22,293
2018	21.952455	19.885948	-9.41%	24,797
2017	19.676462	21.952455	11.57%	32,384
2016	16.873815	19.676462	16.61%	46,748
2015	17.788809	16.873815	-5.14%	51,404
2014	16.555190	17.788809	7.45%	54,080
2013	13.076321	16.555190	26.60%	66,842
2012	11.282834	13.076321	15.90%	81,962
2011	11.310916	11.282834	-0.25%	95,997
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	26.391161	27.781919	5.27%	56,025
2019	20.993871	26.391161	25.71%	68,634
2018	23.210235	20.993871	-9.55%	75,424
2017	20.832359	23.210235	11.41%	84,952
2016	17.894470	20.832359	16.42%	92,243
2015	18.894300	17.894470	-5.29%	105,096
2014	17.611113	18.894300	7.29%	124,500
2013	13.930455	17.611113	26.42%	143,668
2012	12.033430	13.930455	15.76%	184,820
2011	12.087828	12.033430	-0.45%	224,481

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2020	11.764553	11.672364	-0.78%	9,394
2019	11.659473	11.764553	0.90%	9,373
2018	11.598977	11.659473	0.52%	3,643
2017	11.648463	11.598977	-0.42%	3,713
2016	11.753634	11.648463	-0.89%	3,572
2015	11.881023	11.753634	-1.07%	4,886
2014	12.011966	11.881023	-1.09%	6,719
2013	12.142032	12.011966	-1.07%	8,862
2012	12.260779	12.142032	-0.97%	19,206
2011	12.383253	12.260779	-0.99%	39,629
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2020	24.650127	26.264831	6.55%	0
2019	19.181077	24.650127	28.51%	0
2018	21.331396	19.181077	-10.08%	0
2017	18.470108	21.331396	15.49%	0
2016	16.106807	18.470108	14.67%	0
2015	16.678020	16.106807	-3.42%	0
2014	15.276787	16.678020	9.17%	0
2013	11.574014	15.276787	31.99%	0
2012	9.884201	11.574014	17.10%	0
2011	9.838991	9.884201	0.46%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	24.521541	26.093487	6.41%	16,454
2019	19.119524	24.521541	28.25%	15,984
2018	21.290489	19.119524	-10.20%	17,786
2017	18.460107	21.290489	15.33%	27,446
2016	16.116949	18.460107	14.54%	31,588
2015	16.720649	16.116949	-3.61%	34,097
2014	15.337937	16.720649	9.01%	45,601
2013	11.638726	15.337937	31.78%	48,843
2012	9.952425	11.638726	16.94%	79,225
2011	9.927983	9.952425	0.25%	90,534
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	28.203252	40.096356	42.17%	1,195
2019	21.251987	28.203252	32.71%	1,195
2018	21.549026	21.251987	-1.38%	1,195
2017	16.138927	21.549026	33.52%	2,686
2016	16.202311	16.138927	-0.39%	2,743
2015	15.303235	16.202311	5.88%	2,808
2014	13.916434	15.303235	9.97%	2,874
2013	10.330978	13.916434	34.71%	2,937
2012	9.119655	10.330978	13.28%	2,996
2011	9.207873	9.119655	-0.96%	6,743

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	21.323601	30.273433	41.97%	58,459
2019	16.092935	21.323601	32.50%	64,584
2018	16.343567	16.092935	-1.53%	83,711
2017	12.257271	16.343567	33.34%	92,984
2016	12.325448	12.257271	-0.55%	104,314
2015	11.657649	12.325448	5.73%	123,850
2014	10.617952	11.657649	9.79%	139,069
2013	7.894105	10.617952	34.50%	157,731
2012	6.977210	7.894105	13.14%	187,990
2011	7.056954	6.977210	-1.13%	217,327
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	18.182360	18.458687	1.52%	0
2019	15.997719	18.182360	13.66%	0
2018	16.780831	15.997719	-4.67%	0
2017	15.846462	16.780831	5.90%	1,537
2016	14.008847	15.846462	13.12%	1,570
2015	14.717425	14.008847	-4.81%	1,607
2014	14.722904	14.717425	-0.04%	1,645
2013	14.060751	14.722904	4.71%	1,681
2012	12.450112	14.060751	12.94%	1,714
2011	12.112751	12.450112	2.79%	1,749
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	19.118768	19.366693	1.30%	20,887
2019	16.843737	19.118768	13.51%	23,763
2018	17.673096	16.843737	-4.69%	26,449
2017	16.713659	17.673096	5.74%	28,563
2016	14.801776	16.713659	12.92%	33,512
2015	15.568243	14.801776	-4.92%	37,723
2014	15.600336	15.568243	-0.21%	29,761
2013	14.923486	15.600336	4.54%	32,118
2012	13.240052	14.923486	12.71%	38,793
2011	12.907371	13.240052	2.58%	54,350
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2020	27.597157	32.271805	16.94%	36,527
2019	21.243941	27.597157	29.91%	39,423
2018	22.491770	21.243941	-5.55%	43,461
2017	18.684236	22.491770	20.38%	44,389
2016	16.888528	18.684236	10.63%	46,250
2015	16.851528	16.888528	0.22%	48,748
2014	15.002978	16.851528	12.32%	50,605
2013	11.471110	15.002978	30.79%	53,447
2012	10.006418	11.471110	14.64%	61,992
2011	9.915318	10.006418	0.92%	77,528

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2020	21.612564	23.382915	8.19%	13,954
2019	19.926749	21.612564	8.46%	17,082
2018	20.257085	19.926749	-1.63%	21,794
2017	19.653061	20.257085	3.07%	24,658
2016	18.971523	19.653061	3.59%	25,713
2015	19.297409	18.971523	-1.69%	26,984
2014	18.437553	19.297409	4.66%	27,842
2013	18.980011	18.437553	-2.86%	30,447
2012	18.122695	18.980011	4.73%	36,505
2011	17.071712	18.122695	6.16%	41,317
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	75.711444	88.386014	16.74%	417
2019	62.062962	75.711444	21.99%	432
2018	73.520284	62.062962	-15.58%	427
2017	61.585253	73.520284	19.38%	151
2016	55.540867	61.585253	10.88%	160
2015	57.013704	55.540867	-2.58%	168
2014	54.284219	57.013704	5.03%	182
2013	40.340127	54.284219	34.57%	200
2012	35.546562	40.340127	13.49%	222
2011	40.255287	35.546562	-11.70%	3,003
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	46.080373	53.716296	16.57%	56,875
2019	37.827411	46.080373	21.82%	63,698
2018	44.880543	37.827411	-15.72%	67,583
2017	37.646851	44.880543	19.21%	71,180
2016	34.009413	37.646851	10.70%	81,480
2015	34.957025	34.009413	-2.71%	97,646
2014	33.335144	34.957025	4.87%	103,298
2013	24.807459	33.335144	34.38%	113,413
2012	21.895469	24.807459	13.30%	138,632
2011	24.833645	21.895469	-11.83%	158,472
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	18.943336	21.637814	14.22%	2,795
2019	15.002310	18.943336	26.27%	2,785
2018	17.823064	15.002310	-15.83%	3,111
2017	13.851066	17.823064	28.68%	3,233
2016	14.760677	13.851066	-6.16%	4,195
2015	14.421479	14.760677	2.35%	4,481
2014	15.877638	14.421479	-9.17%	1,012
2013	12.313681	15.877638	28.94%	1,040
2012	10.329192	12.313681	19.21%	1,071
2011	12.617674	10.329192	-18.14%	1,106

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	14.781410	16.860386	14.06%	22,577
2019	11.722129	14.781410	26.10%	24,344
2018	13.954365	11.722129	-16.00%	27,307
2017	10.854191	13.954365	28.56%	30,295
2016	11.584913	10.854191	-6.31%	38,818
2015	11.339940	11.584913	2.16%	39,167
2014	12.503462	11.339940	-9.31%	20,976
2013	9.712551	12.503462	28.74%	24,038
2012	8.158292	9.712551	19.05%	28,233
2011	9.979270	8.158292	-18.25%	32,634
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2020	27.062433	28.432068	5.06%	0
2019	20.728854	27.062433	30.55%	0
2018	24.364057	20.728854	-14.92%	0
2017	21.321874	24.364057	14.27%	0
2016	19.265988	21.321874	10.67%	0
2015	19.640668	19.265988	-1.91%	0
2014	17.841958	19.640668	10.08%	0
2013	13.636712	17.841958	30.84%	0
2012	11.414351	13.636712	19.47%	0
2011	11.842997	11.414351	-3.62%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2020	26.317912	27.595579	4.85%	6,114
2019	20.178556	26.317912	30.43%	6,581
2018	23.748929	20.178556	-15.03%	8,236
2017	20.814545	23.748929	14.10%	7,562
2016	18.839420	20.814545	10.48%	8,113
2015	19.236145	18.839420	-2.06%	8,585
2014	17.505880	19.236145	9.88%	11,590
2013	13.391064	17.505880	30.73%	12,379
2012	11.232215	13.391064	19.22%	11,422
2011	11.669435	11.232215	-3.75%	12,628
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	32.726674	35.013923	6.99%	767
2019	24.640956	32.726674	32.81%	923
2018	30.140191	24.640956	-18.25%	999
2017	25.563602	30.140191	17.90%	1,072
2016	23.609301	25.563602	8.28%	1,148
2015	24.624110	23.609301	-4.12%	1,468
2014	23.336234	24.624110	5.52%	1,548
2013	18.088582	23.336234	29.01%	1,782
2012	14.390268	18.088582	25.70%	2,064
2011	15.962404	14.390268	-9.85%	5,186

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	30.137650	32.196705	6.83%	3,974
2019	22.724189	30.137650	32.62%	4,326
2018	27.852004	22.724189	-18.41%	4,478
2017	23.647688	27.852004	17.78%	5,044
2016	21.881154	23.647688	8.07%	7,733
2015	22.853642	21.881154	-4.26%	7,966
2014	21.694824	22.853642	5.34%	9,086
2013	16.850001	21.694824	28.75%	11,185
2012	13.408784	16.850001	25.66%	11,033
2011	14.904630	13.408784	-10.04%	19,324
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.632265	17.275850	10.51%	6,782
2019	13.187250	15.632265	18.54%	7,278
2018	14.758780	13.187250	-10.65%	7,781
2017	13.326193	14.758780	10.75%	8,304
2016	11.904886	13.326193	11.94%	8,962
2015	12.834741	11.904886	-7.24%	13,701
2014	12.618130	12.834741	1.72%	14,448
2013	10.308138	12.618130	22.41%	11,799
2012	9.037365	10.308138	14.06%	7,824
2011	9.280772	9.037365	-2.62%	7,762
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2020	35.940070	41.312887	14.95%	17,695
2019	28.043194	35.940070	28.16%	19,926
2018	29.799816	28.043194	-5.89%	21,055
2017	24.932203	29.799816	19.52%	25,283
2016	21.670351	24.932203	15.05%	29,335
2015	22.686312	21.670351	-4.48%	31,629
2014	21.043478	22.686312	7.81%	35,470
2013	16.360774	21.043478	28.62%	38,419
2012	14.747570	16.360774	10.94%	41,710
2011	14.028420	14.747570	5.13%	47,797
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	18.511059	18.139763	-2.01%	3,849
2019	16.587553	18.511059	11.60%	4,141
2018	19.795714	16.587553	-16.21%	4,303
2017	17.104115	19.795714	15.74%	4,472
2016	16.088800	17.104115	6.31%	4,782
2015	17.363066	16.088800	-7.34%	5,348
2014	19.700995	17.363066	-11.87%	6,240
2013	16.159226	19.700995	21.92%	7,295
2012	13.777290	16.159226	17.29%	8,682
2011	15.554942	13.777290	-11.43%	12,886

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	29.169679	40.964615	40.44%	6,881
2019	21.619039	29.169679	34.93%	11,442
2018	22.745707	21.619039	-4.95%	12,040
2017	18.104760	22.745707	25.63%	16,497
2016	17.943682	18.104760	0.90%	18,159
2015	17.320503	17.943682	3.60%	20,115
2014	16.190601	17.320503	6.98%	22,017
2013	11.710407	16.190601	38.26%	27,409
2012	10.442013	11.710407	12.15%	29,108
2011	11.278649	10.442013	-7.42%	16,471
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	28.080384	27.469218	-2.18%	23,570
2019	22.724953	28.080384	23.57%	31,364
2018	26.222031	22.724953	-13.34%	33,478
2017	22.549661	26.222031	16.29%	42,005
2016	19.489114	22.549661	15.70%	51,280
2015	21.007195	19.489114	-7.23%	54,532
2014	19.469046	21.007195	7.90%	72,684
2013	14.511702	19.469046	34.16%	81,365
2012	12.338464	14.511702	17.61%	96,650
2011	12.744059	12.338464	-3.18%	110,448
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	21.774113	24.517277	12.60%	1,397
2019	17.071604	21.774113	27.55%	1,431
2018	19.052635	17.071604	-10.40%	1,457
2017	17.021393	19.052635	11.93%	1,521
2016	15.608191	17.021393	9.05%	1,550
2015	16.748179	15.608191	-6.81%	1,892
2014	15.658856	16.748179	6.96%	3,871
2013	12.249957	15.658856	27.83%	7,767
2012	10.876614	12.249957	12.63%	8,850
2011	11.004295	10.876614	-1.16%	9,917
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	21.056260	23.650815	12.32%	4,389
2019	16.547108	21.056260	27.25%	4,730
2018	18.511258	16.547108	-10.61%	5,309
2017	16.581426	18.511258	11.64%	5,505
2016	15.238562	16.581426	8.81%	10,201
2015	16.392024	15.238562	-7.04%	10,431
2014	15.368464	16.392024	6.66%	10,468
2013	12.052021	15.368464	27.52%	16,202
2012	10.726182	12.052021	12.36%	17,657
2011	10.877179	10.726182	-1.39%	16,076
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020*	10.000000	14.717553	47.18%	1,310

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.682208	46.82%	6,103
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	36.512939	46.091756	26.23%	3,900
2019	28.014058	36.512939	30.34%	4,052
2018	32.627810	28.014058	-14.14%	4,154
2017	24.139015	32.627810	35.17%	4,611
2016	24.386769	24.139015	-1.02%	3,785
2015	23.722390	24.386769	2.80%	4,733
2014	23.448737	23.722390	1.17%	5,957
2013	18.623855	23.448737	25.91%	784
2012	15.529183	18.623855	19.93%	6,166
2011	17.120940	15.529183	-9.30%	7,969
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	34.969544	44.039447	25.94%	15,132
2019	26.897960	34.969544	30.01%	25,266
2018	31.404997	26.897960	-14.35%	26,205
2017	23.293229	31.404997	34.82%	32,029
2016	23.588637	23.293229	-1.25%	40,950
2015	23.006134	23.588637	2.53%	45,302
2014	22.793384	23.006134	0.93%	49,772
2013	18.148396	22.793384	25.59%	26,823
2012	15.172060	18.148396	19.62%	35,014
2011	16.770500	15.172060	-9.53%	37,341
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.319197	11.575392	2.26%	6,403
2019	10.329178	11.319197	9.58%	7,650
2018	10.925137	10.329178	-5.45%	7,918
2017	10.394333	10.925137	5.11%	7,849
2016	9.865136	10.394333	5.36%	8,149
2015	10.205551	9.865136	-3.34%	10,332
2014	10.034213	10.205551	1.71%	13,219
2013	10.159260	10.034213	-1.23%	13,671
2012*	10.000000	10.159260	1.59%	14,599
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	20.882963	21.271193	1.86%	20,437
2019	19.090442	20.882963	9.39%	21,795
2018	20.221868	19.090442	-5.60%	27,735
2017	19.282215	20.221868	4.87%	30,926
2016	18.346675	19.282215	5.10%	31,988
2015	19.024792	18.346675	-3.56%	40,498
2014	18.768767	19.024792	1.36%	47,905
2013	19.047410	18.768767	-1.46%	61,203
2012	17.021533	19.047410	11.90%	90,952
2011	17.099373	17.021533	-0.46%	103,053

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	28.740497	32.329783	12.49%	335
2019	22.660990	28.740497	26.83%	363
2018	27.023442	22.660990	-16.14%	620
2017	22.263473	27.023442	21.38%	620
2016	22.668333	22.263473	-1.79%	620
2015	23.536109	22.668333	-3.69%	991
2014	23.776511	23.536109	-1.01%	991
2013	20.250515	23.776511	17.41%	1,618
2012	17.766096	20.250515	13.98%	2,146
2011	19.313740	17.766096	-8.01%	2,146
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	29.361991	33.015507	12.44%	33,360
2019	22.536137	29.361991	30.29%	42,102
2018	24.796019	22.536137	-9.11%	45,343
2017	21.495177	24.796019	15.36%	46,149
2016	19.527346	21.495177	10.08%	49,325
2015	19.149599	19.527346	1.97%	59,280
2014	17.538501	19.149599	9.19%	66,379
2013	13.491866	17.538501	29.99%	79,731
2012	11.699140	13.491866	15.32%	100,229
2011	11.866307	11.699140	-1.41%	107,900
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares - Q/NQ
2020	27.902452	30.147456	8.05%	3,823
2019	22.520300	27.902452	23.90%	3,817
2018	25.687964	22.520300	-12.33%	3,816
2017	22.601101	25.687964	13.66%	3,875
2016	20.145418	22.601101	12.19%	4,881
2015	21.224472	20.145418	-5.08%	5,454
2014	20.549330	21.224472	3.29%	5,652
2013	16.130037	20.549330	27.40%	6,189
2012	14.699523	16.130037	9.73%	8,140
2011	15.875211	14.699523	-7.41%	10,046
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	41.098366	48.746536	18.61%	6,965
2019	32.857747	41.098366	25.08%	6,944
2018	37.050229	32.857747	-11.32%	8,752
2017	32.815651	37.050229	12.90%	8,490
2016	28.105694	32.815651	16.76%	9,879
2015	30.199837	28.105694	-6.93%	9,588
2014	27.280234	30.199837	10.70%	12,030
2013	19.560569	27.280234	39.47%	12,477
2012	16.763373	19.560569	16.69%	10,857
2011	17.332905	16.763373	-3.29%	16,243

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	22.845578	27.030878	18.32%	5,546
2019	18.313687	22.845578	24.75%	7,814
2018	20.700022	18.313687	-11.53%	9,221
2017	18.373754	20.700022	12.66%	10,373
2016	15.787579	18.373754	16.38%	11,898
2015	16.999061	15.787579	-7.13%	12,131
2014	15.394022	16.999061	10.43%	9,781
2013	11.068724	15.394022	39.08%	11,412
2012	9.511435	11.068724	16.37%	12,044
2011	9.851765	9.511435	-3.45%	11,887
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.174861	13.377476	19.71%	2,522
2019	8.830778	11.174861	26.54%	2,674
2018	11.099776	8.830778	-20.44%	2,828
2017	8.875693	11.099776	25.06%	5,214
2016	9.224626	8.875693	-3.78%	4,406
2015	9.046251	9.224626	1.97%	4,631
2014*	10.000000	9.046251	-9.54%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	18.425805	20.752093	12.63%	2,574
2019	15.298922	18.425805	20.44%	2,580
2018	16.359845	15.298922	-6.48%	2,478
2017	13.985700	16.359845	16.98%	11,739
2016	14.513563	13.985700	-3.64%	11,747
2015	16.011376	14.513563	-9.35%	11,713
2014	17.089227	16.011376	-6.31%	18,049
2013	13.808838	17.089227	23.76%	31,054
2012	11.716087	13.808838	17.86%	33,658
2011	12.766053	11.716087	-8.22%	32,101
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.636789	10.385654	-2.36%	5,309
2019	9.103525	10.636789	16.84%	5,481
2018	11.302782	9.103525	-19.46%	5,657
2017	8.940360	11.302782	26.42%	3,416
2016	7.484290	8.940360	19.46%	3,595
2015	9.466069	7.484290	-20.94%	3,779
2014*	10.000000	9.466069	-5.34%	1,196

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	26.336659	35.455194	34.62%	10,958
2019	19.257912	26.336659	36.76%	14,449
2018	19.289334	19.257912	-0.16%	14,568
2017	15.396028	19.289334	25.29%	14,948
2016	14.879964	15.396028	3.47%	20,958
2015	14.406895	14.879964	3.28%	20,941
2014	13.418701	14.406895	7.36%	21,454
2013	9.887899	13.418701	35.71%	21,098
2012	8.587738	9.887899	15.14%	26,010
2011	9.253524	8.587738	-7.19%	32,007
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	36.404823	52.417052	43.98%	6,305
2019	26.055362	36.404823	39.72%	8,433
2018	26.807128	26.055362	-2.80%	8,487
2017	21.454905	26.807128	24.95%	10,511
2016	19.938551	21.454905	7.61%	12,571
2015	20.602366	19.938551	-3.22%	14,158
2014	22.519208	20.602366	-8.51%	15,981
2013	16.123674	22.519208	39.67%	19,455
2012	13.485278	16.123674	19.57%	22,141
2011	15.233597	13.485278	-11.48%	24,969
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	34.029695	34.739270	2.09%	10,618
2019	26.568815	34.029695	28.08%	12,068
2018	29.969900	26.568815	-11.35%	13,929
2017	25.822513	29.969900	16.06%	17,580
2016	22.947687	25.822513	12.53%	20,265
2015	23.421685	22.947687	-2.02%	22,927
2014	21.489735	23.421685	8.99%	25,169
2013	16.024593	21.489735	34.10%	30,041
2012	13.982486	16.024593	14.60%	37,204
2011	14.203944	13.982486	-1.56%	42,234
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.747468	27.043156	18.88%	5,344
2019	18.304732	22.747468	24.27%	5,614
2018	20.503262	18.304732	-10.72%	6,733
2017	16.346588	20.503262	25.43%	8,278
2016	15.916511	16.346588	2.70%	10,140
2015	15.136871	15.916511	5.15%	14,207
2014	15.133806	15.136871	0.02%	11,249
2013	11.989006	15.133806	26.23%	10,313
2012	10.456746	11.989006	14.65%	3,670
2011	10.764126	10.456746	-2.86%	4,526

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.763209	21.467660	20.85%	11,765
2019	12.867286	17.763209	38.05%	14,645
2018	12.936682	12.867286	-0.54%	15,150
2017	10.210814	12.936682	26.70%	16,188
2016	9.754250	10.210814	4.68%	20,107
2015*	10.000000	9.754250	-2.46%	20,120
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	15.717325	16.717726	6.36%	2,790
2019	14.367657	15.717325	9.39%	2,807
2018	14.661844	14.367657	-2.01%	1,730
2017	13.999273	14.661844	4.73%	3,069
2016	13.371022	13.999273	4.70%	1,631
2015	13.633200	13.371022	-1.92%	1,633
2014	12.815308	13.633200	6.38%	1,631
2013	13.033456	12.815308	-1.67%	6,165
2012	12.069237	13.033456	7.99%	5,668
2011	11.577526	12.069237	4.25%	8,846
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.998798	20.872159	49.10%	790
2019	10.655484	13.998798	31.38%	0
2018	12.930084	10.655484	-17.59%	0
2017	10.414128	12.930084	24.16%	1,436
2016	10.796513	10.414128	-3.54%	1,436
2015	10.988510	10.796513	-1.75%	1,436
2014	11.262999	10.988510	-2.44%	1,436
2013	9.405778	11.262999	19.75%	1,852
2012	8.232874	9.405778	14.25%	0
2011	9.210640	8.232874	-10.62%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	20.680328	22.906664	10.77%	34,892
2019	17.312382	20.680328	19.45%	35,609
2018	18.423322	17.312382	-6.03%	43,311
2017	16.087041	18.423322	14.52%	52,528
2016	14.922505	16.087041	7.80%	53,952
2015	14.941432	14.922505	-0.13%	121,511
2014	14.389503	14.941432	3.84%	127,028
2013	11.801550	14.389503	21.93%	167,020
2012	10.312373	11.801550	14.44%	174,495
2011	10.330858	10.312373	-0.18%	211,197

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.929420	13.964353	8.00%	873
2019	11.995642	12.929420	7.78%	883
2018	12.261405	11.995642	-2.17%	908
2017	12.011635	12.261405	2.08%	1,223
2016	11.831287	12.011635	1.52%	7,602
2015	11.990578	11.831287	-1.33%	8,216
2014	11.548990	11.990578	3.82%	13,682
2013	11.985942	11.548990	-3.65%	14,819
2012	11.546118	11.985942	3.81%	28,604
2011	11.042165	11.546118	4.56%	41,671
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	25.519457	32.792769	28.50%	5,183
2019	19.144916	25.519457	33.30%	6,971
2018	21.372909	19.144916	-10.42%	7,323
2017	16.500312	21.372909	29.53%	9,763
2016	16.652152	16.500312	-0.91%	15,397
2015	15.803355	16.652152	5.37%	18,081
2014	15.691090	15.803355	0.72%	18,432
2013	12.333180	15.691090	27.23%	21,660
2012	10.214607	12.333180	20.74%	24,618
2011	11.388162	10.214607	-10.31%	35,544
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	27.454025	41.134481	49.83%	8,999
2019	21.306490	27.454025	28.85%	8,341
2018	21.687148	21.306490	-1.76%	11,497
2017	17.158194	21.687148	26.40%	15,605
2016	15.906781	17.158194	7.87%	33,645
2015	15.112403	15.906781	5.26%	34,361
2014	14.139854	15.112403	6.88%	44,854
2013	11.030803	14.139854	28.19%	52,884
2012	9.500514	11.030803	16.11%	59,311
2011	10.078460	9.500514	-5.73%	64,787
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	21.805729	24.386271	11.83%	2,763
2019	17.544992	21.805729	24.28%	7,602
2018	18.137530	17.544992	-3.27%	7,738
2017	15.040732	18.137530	20.59%	7,100
2016	13.689746	15.040732	9.87%	7,140
2015	13.693207	13.689746	-0.03%	11,162
2014	12.560847	13.693207	9.01%	13,727
2013	9.551526	12.560847	31.51%	16,840
2012	8.250277	9.551526	15.77%	17,123
2011	8.532609	8.250277	-3.31%	26,188

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	23.972923	26.092732	8.84%	778
2019	18.787108	23.972923	27.60%	2,296
2018	19.050049	18.787108	-1.38%	1,248
2017	16.018408	19.050049	18.93%	1,335
2016	14.570351	16.018408	9.94%	1,444
2015	14.635531	14.570351	-0.45%	1,524
2014	13.234458	14.635531	10.59%	1,611
2013	10.231370	13.234458	29.35%	2,415
2012	9.087120	10.231370	12.59%	2,568
2011	9.153362	9.087120	-0.72%	2,792
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.380163	19.347829	11.32%	0
2019	14.176690	17.380163	22.60%	0
2018	16.061092	14.176690	-11.73%	0
2017	13.555436	16.061092	18.48%	0
2016	12.647970	13.555436	7.17%	2,298
2015	13.016941	12.647970	-2.83%	2,298
2014	12.595318	13.016941	3.35%	2,298
2013	9.836152	12.595318	28.05%	2,298
2012	8.562658	9.836152	14.87%	2,298
2011	9.247549	8.562658	-7.41%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.597048	16.918660	8.47%	20,133
2019	13.574310	15.597048	14.90%	22,018
2018	14.638635	13.574310	-7.27%	23,217
2017	13.209118	14.638635	10.82%	31,217
2016	12.586810	13.209118	4.94%	32,376
2015	12.863060	12.586810	-2.15%	40,829
2014	12.470220	12.863060	3.15%	45,528
2013	10.997048	12.470220	13.40%	54,072
2012	10.012205	10.997048	9.84%	53,430
2011	10.261354	10.012205	-2.43%	20,380
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.797159	18.517318	10.24%	525
2019	14.125026	16.797159	18.92%	560
2018	15.552016	14.125026	-9.18%	597
2017	13.578369	15.552016	14.54%	634
2016	12.792368	13.578369	6.14%	770
2015	13.108816	12.792368	-2.41%	813
2014	12.659918	13.108816	3.55%	878
2013	10.557671	12.659918	19.91%	1,004
2012	9.393792	10.557671	12.39%	1,859
2011	9.837220	9.393792	-4.51%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.660045	14.535569	6.41%	4,329
2019	12.480269	13.660045	9.45%	4,424
2018	12.957393	12.480269	-3.68%	4,518
2017	12.317902	12.957393	5.19%	6,369
2016	11.905348	12.317902	3.47%	9,740
2015	12.126755	11.905348	-1.83%	14,397
2014	11.865739	12.126755	2.20%	19,177
2013	11.433714	11.865739	3.78%	23,910
2012	10.754709	11.433714	6.31%	24,604
2011	10.722785	10.754709	0.30%	16,453
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.249918	17.789106	9.47%	18,033
2019	13.907257	16.249918	16.84%	23,771
2018	15.135358	13.907257	-8.11%	25,320
2017	13.427537	15.135358	12.72%	16,293
2016	12.719304	13.427537	5.57%	18,617
2015	12.999321	12.719304	-2.15%	28,989
2014	12.569469	12.999321	3.42%	31,694
2013	10.788427	12.569469	16.51%	39,753
2012	9.707840	10.788427	11.13%	53,804
2011	10.050033	9.707840	-3.40%	46,025
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	17.073390	18.955768	11.03%	2,408
2019	14.123487	17.073390	20.89%	3,315
2018	15.781186	14.123487	-10.50%	4,341
2017	13.514290	15.781186	16.77%	6,411
2016	12.700082	13.514290	6.41%	5,641
2015	13.037904	12.700082	-2.59%	5,667
2014	12.607773	13.037904	3.41%	7,231
2013	10.257738	12.607773	22.91%	9,465
2012	9.051808	10.257738	13.32%	49,289
2011	9.600776	9.051808	-5.72%	49,314
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	15.049656	16.231886	7.86%	0
2019	13.313071	15.049656	13.04%	0
2018	14.135255	13.313071	-5.82%	0
2017	13.006302	14.135255	8.68%	191
2016	12.406458	13.006302	4.83%	1,076
2015	12.679500	12.406458	-2.15%	51,413
2014	12.317687	12.679500	2.94%	56,479
2013	11.196381	12.317687	10.01%	64,524
2012	10.287903	11.196381	8.83%	84,694
2011	10.430294	10.287903	-1.37%	27,424

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	16.090859	16.738142	4.02%	0
2019	14.463792	16.090859	11.25%	261
2018	17.347265	14.463792	-16.62%	0
2017	14.292667	17.347265	21.37%	319
2016	14.291805	14.292667	0.01%	337
2015	15.037665	14.291805	-4.96%	371
2014	16.553514	15.037665	-9.16%	405
2013	13.937028	16.553514	18.77%	554
2012	11.786443	13.937028	18.25%	930
2011	13.608361	11.786443	-13.39%	878
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.754884	17.55%	2,034
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.755394	17.55%	5,779
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	14.272380	15.105148	5.83%	271
2019	13.246469	14.272380	7.74%	271
2018	13.451009	13.246469	-1.52%	271
2017	13.027419	13.451009	3.25%	271
2016	12.503461	13.027419	4.19%	271
2015	12.734242	12.503461	-1.81%	271
2014	12.256288	12.734242	3.90%	271
2013	12.634111	12.256288	-2.99%	271
2012	11.855700	12.634111	6.57%	3,803
2011	11.245593	11.855700	5.43%	776
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	13.848184	14.623350	5.60%	7,225
2019	12.881819	13.848184	7.50%	9,003
2018	13.116117	12.881819	-1.79%	8,002
2017	12.729580	13.116117	3.04%	6,951
2016	12.257281	12.729580	3.85%	7,221
2015	12.503698	12.257281	-1.97%	7,566
2014	12.077671	12.503698	3.53%	5,778
2013	12.477591	12.077671	-3.21%	1,314
2012	11.738341	12.477591	6.30%	2,105
2011	11.171635	11.738341	5.07%	1,916

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.770375	15.928451	7.84%	3,227
2019	13.627303	14.770375	8.39%	3,419
2018	13.982939	13.627303	-2.54%	3,690
2017	13.624809	13.982939	2.63%	8,385
2016	13.331216	13.624809	2.20%	8,616
2015	13.549573	13.331216	-1.61%	9,330
2014	13.062618	13.549573	3.73%	10,723
2013	13.484158	13.062618	-3.13%	10,572
2012	12.728494	13.484158	5.94%	11,869
2011	12.135789	12.728494	4.88%	12,544
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	30.405221	33.979273	11.75%	2,373
2019	25.062883	30.405221	21.32%	3,776
2018	30.776906	25.062883	-18.57%	4,198
2017	22.035044	30.776906	39.67%	4,355
2016	20.729253	22.035044	6.30%	4,679
2015	25.021607	20.729253	-17.15%	5,195
2014	26.837771	25.021607	-6.77%	4,928
2013	27.020355	26.837771	-0.68%	360
2012	23.353657	27.020355	15.70%	360
2011	30.506564	23.353657	-23.45%	749
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.322688	12.920234	4.85%	3,327
2020	12.322688	12.920234	4.85%	3,327
2019	10.859049	12.322688	13.48%	4,547
2018	11.319982	10.859049	-4.07%	5,466
2017	10.721125	11.319982	5.59%	5,787
2016	9.495791	10.721125	12.90%	9,309
2015	9.858454	9.495791	-3.68%	10,064
2014*	10.000000	9.858454	-1.42%	11,220
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	15.202389	15.949712	4.92%	36,982
2019	14.464508	15.202389	5.10%	40,625
2018	14.633297	14.464508	-1.15%	42,081
2017	14.493520	14.633297	0.96%	44,377
2016	14.546393	14.493520	-0.36%	53,313
2015	14.724190	14.546393	-1.21%	82,019
2014	14.237435	14.724190	3.42%	86,782
2013	15.004285	14.237435	-5.11%	105,615
2012	14.721561	15.004285	1.92%	128,882
2011	13.878004	14.721561	6.08%	152,699

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	10.010415	9.924409	-0.86%	244,411
2019	9.944593	10.010415	0.66%	240,368
2018	9.917885	9.944593	0.27%	295,678
2017	9.985810	9.917885	-0.68%	321,366
2016	10.095803	9.985810	-1.09%	409,667
2015	10.208088	10.095803	-1.10%	388,096
2014	10.321626	10.208088	-1.10%	396,893
2013	10.436425	10.321626	-1.10%	535,769
2012	10.552824	10.436425	-1.10%	677,305
2011	10.669859	10.552824	-1.10%	527,360
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.747453	11.446100	6.50%	621
2019	9.138575	10.747453	17.61%	2,549
2018	10.846301	9.138575	-15.74%	2,354
2017	8.630055	10.846301	25.68%	2,757
2016	8.670834	8.630055	-0.47%	2,927
2015	9.059033	8.670834	-4.29%	9,474
2014	9.226189	9.059033	-1.81%	9,537
2013	7.935154	9.226189	16.27%	7,127
2012	6.963352	7.935154	13.96%	6,122
2011	7.822932	6.963352	-10.99%	5,067
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	27.437327	30.613325	11.58%	14,559
2019	22.421429	27.437327	22.37%	12,996
2018	24.874802	22.421429	-9.86%	18,512
2017	21.236863	24.874802	17.13%	19,429
2016	19.615307	21.236863	8.27%	19,460
2015	20.033437	19.615307	-2.09%	21,295
2014	19.294361	20.033437	3.83%	22,485
2013	15.331483	19.294361	25.85%	27,977
2012	13.375288	15.331483	14.63%	74,570
2011	14.077161	13.375288	-4.99%	89,245
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	19.246939	20.825714	8.20%	23,025
2019	16.872551	19.246939	14.07%	23,792
2018	17.930780	16.872551	-5.90%	28,044
2017	16.313819	17.930780	9.91%	28,496
2016	15.516816	16.313819	5.14%	31,085
2015	15.716696	15.516816	-1.27%	31,298
2014	15.194780	15.716696	3.43%	31,812
2013	13.545432	15.194780	12.18%	43,129
2012	12.521179	13.545432	8.18%	44,754
2011	12.549129	12.521179	-0.22%	17,296

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	23.446519	25.882878	10.39%	0
2019	19.765882	23.446519	18.62%	19
2018	21.369674	19.765882	-7.50%	39
2017	18.819759	21.369674	13.55%	49
2016	17.661632	18.819759	6.56%	724
2015	17.953561	17.661632	-1.63%	637
2014	17.253971	17.953561	4.05%	575
2013	14.599701	17.253971	18.18%	575
2012	13.151411	14.599701	11.01%	888
2011	13.422987	13.151411	-2.02%	1,156
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	16.354893	17.261162	5.54%	34,143
2019	15.097564	16.354893	8.33%	40,688
2018	15.546762	15.097564	-2.89%	39,330
2017	14.873974	15.546762	4.52%	46,284
2016	14.423969	14.873974	3.12%	48,762
2015	14.545879	14.423969	-0.84%	64,587
2014	14.156917	14.545879	2.75%	86,034
2013	13.654619	14.156917	3.68%	90,557
2012	13.127435	13.654619	4.02%	100,578
2011	12.895192	13.127435	1.80%	118,273
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.643808	24.711358	9.13%	136,274
2019	19.445111	22.643808	16.45%	167,570
2018	20.846660	19.445111	-6.72%	181,367
2017	18.665089	20.846660	11.69%	205,295
2016	17.613976	18.665089	5.97%	215,559
2015	17.869688	17.613976	-1.43%	246,114
2014	17.178402	17.869688	4.02%	307,763
2013	14.893111	17.178402	15.34%	404,073
2012	13.589809	14.893111	9.59%	479,582
2011	13.746195	13.589809	-1.14%	637,894
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	25.758039	28.615396	11.09%	43,673
2020	25.758039	28.615396	11.09%	43,673
2019	21.378095	25.758039	20.49%	67,650
2018	23.427325	21.378095	-8.75%	79,471
2017	20.301209	23.427325	15.40%	80,215
2016	18.921577	20.301209	7.29%	86,108
2015	19.272683	18.921577	-1.82%	95,762
2014	18.566682	19.272683	3.80%	117,891
2013	15.340359	18.566682	21.03%	157,513
2012	13.635151	15.340359	12.51%	177,500
2011	14.086041	13.635151	-3.20%	198,627

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	19.665472	21.112546	7.36%	51,672
2019	17.521726	19.665472	12.23%	62,240
2018	18.404514	17.521726	-4.80%	73,839
2017	17.039139	18.404514	8.01%	86,775
2016	16.298652	17.039139	4.54%	90,961
2015	16.484972	16.298652	-1.13%	93,210
2014	15.914084	16.484972	3.59%	134,538
2013	14.562727	15.914084	9.28%	163,908
2012	13.629293	14.562727	6.85%	191,650
2011	13.502075	13.629293	0.94%	249,575
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	23.864742	30.663130	28.49%	2
2019	18.530500	23.864742	28.79%	1,689
2018	19.387309	18.530500	-4.42%	462
2017	15.092771	19.387309	28.45%	636
2016	14.962421	15.092771	0.87%	1,682
2015	14.669732	14.962421	2.00%	1,949
2014	13.466292	14.669732	8.94%	2,180
2013	10.129940	13.466292	32.94%	2,582
2012	8.819406	10.129940	14.86%	1,890
2011	9.215178	8.819406	-4.29%	2,579
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	41.055446	48.277014	17.59%	15,168
2019	30.165162	41.055446	36.10%	15,617
2018	30.895777	30.165162	-2.36%	16,630
2017	24.536798	30.895777	25.92%	20,701
2016	23.939393	24.536798	2.50%	23,408
2015	23.032617	23.939393	3.94%	26,008
2014	21.405170	23.032617	7.60%	29,589
2013	15.832219	21.405170	35.20%	38,656
2012	13.488366	15.832219	17.38%	43,382
2011	13.949671	13.488366	-3.31%	61,234
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	39.974250	46.859571	17.22%	116,659
2019	29.431330	39.974250	35.82%	131,818
2018	30.226195	29.431330	-2.63%	139,404
2017	24.051180	30.226195	25.67%	155,030
2016	23.535547	24.051180	2.19%	172,705
2015	22.702494	23.535547	3.67%	190,383
2014	21.144539	22.702494	7.37%	230,532
2013	15.687374	21.144539	34.79%	262,500
2012	13.394711	15.687374	17.12%	322,515
2011	13.889943	13.394711	-3.57%	384,941

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	30.839054	30.924895	0.28%	0
2019	24.614369	30.839054	25.29%	183
2018	27.493393	24.614369	-10.47%	183
2017	25.635272	27.493393	7.25%	183
2016	21.561529	25.635272	18.89%	1,167
2015	22.814725	21.561529	-5.49%	2,481
2014	20.424023	22.814725	11.71%	3,839
2013	15.683748	20.424023	30.22%	4,359
2012	13.856862	15.683748	13.18%	441
2011	13.942834	13.856862	-0.62%	129
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.810976	18.11%	20,514
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	39.235419	43.892930	11.87%	5,060
2019	31.572906	39.235419	24.27%	5,188
2018	36.027473	31.572906	-12.36%	8,228
2017	31.462553	36.027473	14.51%	8,655
2016	26.445869	31.462553	18.97%	9,131
2015	27.435278	26.445869	-3.61%	8,869
2014	25.352160	27.435278	8.22%	12,557
2013	19.266761	25.352160	31.58%	15,586
2012	16.583846	19.266761	16.18%	15,744
2011	17.205673	16.583846	-3.61%	21,905
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	36.110163	40.296725	11.59%	5,304
2019	29.113104	36.110163	24.03%	8,532
2018	33.289525	29.113104	-12.55%	9,455
2017	29.123022	33.289525	14.31%	10,457
2016	24.535687	29.123022	18.70%	11,634
2015	25.515849	24.535687	-3.84%	11,414
2014	23.631263	25.515849	7.97%	19,675
2013	17.991545	23.631263	31.35%	22,365
2012	15.512349	17.991545	15.98%	26,507
2011	16.116161	15.512349	-3.75%	34,048
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.389363	22.867302	-2.23%	0
2019	19.095887	23.389363	22.48%	0
2018	22.234488	19.095887	-14.12%	0
2017	19.748185	22.234488	12.59%	992
2016	16.979858	19.748185	16.30%	992
2015	17.678860	16.979858	-3.95%	992
2014	15.275597	17.678860	15.73%	6,426
2013	11.383937	15.275597	34.19%	5,496
2012	9.893653	11.383937	15.06%	6,268
2011	10.241195	9.893653	-3.39%	7,150

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	25.920035	36.020963	38.97%	1,083
2019	19.359501	25.920035	33.89%	1,574
2018	21.328438	19.359501	-9.23%	1,738
2017	17.300922	21.328438	23.28%	1,873
2016	16.188344	17.300922	6.87%	8,053
2015	16.282154	16.188344	-0.58%	8,378
2014	16.055717	16.282154	1.41%	8,855
2013	11.277667	16.055717	42.37%	12,507
2012	10.083203	11.277667	11.85%	12,553
2011	10.283684	10.083203	-1.95%	14,061
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	31.290088	32.540297	4.00%	1,546
2019	26.586495	31.290088	17.69%	1,390
2018	32.372028	26.586495	-17.87%	1,291
2017	30.011097	32.372028	7.87%	2,037
2016	24.095412	30.011097	24.55%	2,262
2015	25.924721	24.095412	-7.06%	2,802
2014	24.493132	25.924721	5.84%	2,836
2013	17.639157	24.493132	38.86%	3,906
2012	14.808212	17.639157	19.12%	3,030
2011	15.772290	14.808212	-6.11%	5,784
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	27.845331	28.902494	3.80%	2,276
2019	23.721279	27.845331	17.39%	3,120
2018	28.942526	23.721279	-18.04%	4,079
2017	26.908218	28.942526	7.56%	4,012
2016	21.658957	26.908218	24.24%	5,075
2015	23.369657	21.658957	-7.32%	5,271
2014	22.132288	23.369657	5.59%	8,642
2013	15.981815	22.132288	38.48%	10,493
2012	13.432524	15.981815	18.98%	15,088
2011	14.364972	13.432524	-6.49%	18,789
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	35.788697	43.425916	21.34%	2,128
2019	28.800066	35.788697	24.27%	2,535
2018	33.333643	28.800066	-13.60%	2,805
2017	29.697837	33.333643	12.24%	3,088
2016	24.445747	29.697837	21.48%	5,496
2015	25.128540	24.445747	-2.72%	5,525
2014	25.202590	25.128540	-0.29%	5,520
2013	18.084856	25.202590	39.36%	6,743
2012	15.832073	18.084856	14.23%	14,903
2011	16.950051	15.832073	-6.60%	16,982

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	35.192377	42.586309	21.01%	4,357
2019	28.386715	35.192377	23.97%	8,050
2018	32.930403	28.386715	-13.80%	8,450
2017	29.413330	32.930403	11.96%	8,866
2016	24.268591	29.413330	21.20%	9,133
2015	25.012534	24.268591	-2.97%	11,290
2014	25.150890	25.012534	-0.55%	13,657
2013	18.093472	25.150890	39.01%	15,688
2012	15.877542	18.093472	13.96%	18,099
2011	17.042780	15.877542	-6.84%	20,920
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	21.496537	24.109080	12.15%	0
2019	16.969493	21.496537	26.68%	0
2018	18.063813	16.969493	-6.06%	0
2017	14.639443	18.063813	23.39%	12
2016	13.036263	14.639443	12.30%	0
2015	13.340372	13.036263	-2.28%	17
2014	12.658432	13.340372	5.39%	0
2013	8.917257	12.658432	41.95%	0
2012	7.717412	8.917257	15.55%	0
2011	8.832585	7.717412	-12.63%	4,535
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	22.603234	25.341298	12.11%	447
2020	22.603234	25.341298	12.11%	447
2019	18.137520	22.603234	24.62%	447
2018	19.467689	18.137520	-6.83%	447
2017	16.594056	19.467689	17.32%	447
2016	15.237335	16.594056	8.90%	952
2015	15.456864	15.237335	-1.42%	952
2014	14.130560	15.456864	9.39%	447
2013	10.296214	14.130560	37.24%	447
2012	9.337300	10.296214	10.27%	288
2011	9.751002	9.337300	-4.24%	288
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	22.367068	25.071455	12.09%	0
2019	17.942474	22.367068	24.66%	0
2018	19.275577	17.942474	-6.92%	0
2017	16.465689	19.275577	17.07%	23
2016	15.119880	16.465689	8.90%	68
2015	15.352276	15.119880	-1.51%	31
2014	14.046764	15.352276	9.29%	1,328
2013	10.250970	14.046764	37.03%	1,510
2012	9.305930	10.250970	10.16%	583
2011	9.726873	9.305930	-4.33%	1,665

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	18.257543	17.027979	-6.73%	458
2019	14.152010	18.257543	29.01%	482
2018	14.915414	14.152010	-5.12%	2,453
2017	14.208042	14.915414	4.98%	5,932
2016	13.403683	14.208042	6.00%	10,599
2015	14.365934	13.403683	-6.70%	11,660
2014	11.294702	14.365934	27.19%	19,075
2013	11.120054	11.294702	1.57%	21,566
2012	9.728208	11.120054	14.31%	26,807
2011	9.267311	9.728208	4.97%	33,015
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.312840	33.13%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020*	10.000000	13.292123	32.92%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	11.012710	11.200018	1.70%	0
2019	10.697945	11.012710	2.94%	3,323
2018	10.729568	10.697945	-0.29%	5,092
2017	10.679925	10.729568	0.46%	4,264
2016	10.535869	10.679925	1.37%	3,735
2015	10.689508	10.535869	-1.44%	4,006
2014	10.755282	10.689508	-0.61%	4,290
2013	10.863450	10.755282	-1.00%	5,432
2012	10.610693	10.863450	2.38%	2,938
2011	10.590916	10.610693	0.19%	876
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	23.840547	37.842870	58.73%	722
2019	17.616227	23.840547	35.33%	239
2018	19.163928	17.616227	-8.08%	239
2017	15.194538	19.163928	26.12%	1,427
2016	14.485878	15.194538	4.89%	1,427
2015	14.697796	14.485878	-1.44%	2,393
2014	14.328285	14.697796	2.58%	1,427
2013	10.452380	14.328285	37.08%	1,190
2012	9.218852	10.452380	13.38%	1,204
2011	9.755389	9.218852	-5.50%	2,830

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	30.729085	36.336274	18.25%	107
2019	24.681931	30.729085	24.50%	107
2018	26.473843	24.681931	-6.77%	107
2017	22.602044	26.473843	17.13%	123
2016	20.801312	22.602044	8.66%	161
2015	21.130639	20.801312	-1.56%	262
2014	19.356140	21.130639	9.17%	262
2013	14.223032	19.356140	36.09%	262
2012	12.958772	14.223032	9.76%	262
2011	13.519055	12.958772	-4.14%	2,677
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	12.170684	12.828797	5.41%	0
2019	10.733343	12.170684	13.39%	0
2018	11.403657	10.733343	-5.88%	0
2017	10.502942	11.403657	8.58%	71
2016	9.380040	10.502942	11.97%	95
2015	9.714124	9.380040	-3.44%	0
2014*	10.000000	9.714124	-2.86%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.363338	13.531054	9.44%	336
2019	11.692043	12.363338	5.74%	384
2018	12.324856	11.692043	-5.13%	434
2017	11.253531	12.324856	9.52%	1,081
2016	11.057315	11.253531	1.77%	2,800
2015	12.044545	11.057315	-8.20%	907
2014	12.141970	12.044545	-0.80%	4,777
2013	13.139916	12.141970	-7.59%	5,249
2012	12.625815	13.139916	4.07%	4,927
2011	11.774859	12.625815	7.23%	4,728
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.870933	12.079607	1.76%	13,259
2019	11.549777	11.870933	2.78%	15,916
2018	11.651319	11.549777	-0.87%	18,623
2017	11.634861	11.651319	0.14%	19,421
2016	11.612368	11.634861	0.19%	16,469
2015	11.717057	11.612368	-0.89%	17,801
2014	11.759392	11.717057	-0.36%	11,980
2013	11.917865	11.759392	-1.33%	15,817
2012	11.395491	11.917865	4.58%	21,000
2011	11.406927	11.395491	-0.10%	14,207
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	18.349855	25.172987	37.18%	5,133
2019	13.568520	18.349855	35.24%	3,700
2018	13.401336	13.568520	1.25%	5,682
2017	10.351126	13.401336	29.47%	7,341
2016*	10.000000	10.351126	3.51%	17,427

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	18.162755	20.135641	10.86%	725
2019	14.673853	18.162755	23.78%	737
2018	18.344261	14.673853	-20.01%	789
2017	14.652906	18.344261	25.19%	934
2016	15.188040	14.652906	-3.52%	4,542
2015	15.335468	15.188040	-0.96%	4,639
2014	16.633385	15.335468	-7.80%	4,762
2013	13.132063	16.633385	26.66%	5,485
2012	10.891460	13.132063	20.57%	6,025
2011	13.257444	10.891460	-17.85%	7,223
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	13.164865	13.775539	4.64%	1,637
2019	10.207692	13.164865	28.97%	2,011
2018	11.279329	10.207692	-9.50%	5,898
2017*	10.000000	11.279329	12.79%	3,782
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2020	28.298857	29.096698	2.82%	603
2019	23.030755	28.298857	22.87%	606
2018	29.084154	23.030755	-20.81%	622
2017	27.260862	29.084154	6.69%	625
2016	21.619341	27.260862	26.09%	647
2015	22.827461	21.619341	-5.29%	651
2014	22.315049	22.827461	2.30%	806
2013	16.161862	22.315049	38.07%	2,097
2012	13.909601	16.161862	16.19%	3,047
2011	14.761702	13.909601	-5.77%	3,228
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.920677	6.958006	17.52%	30,536
2019	5.366877	5.920677	10.32%	5,295
2018	7.581892	5.366877	-29.21%	4,465
2017	7.820159	7.581892	-3.05%	4,056
2016	5.513376	7.820159	41.84%	3,497
2015	8.399050	5.513376	-34.36%	5,306
2014	10.529677	8.399050	-20.23%	4,501
2013	9.652965	10.529677	9.08%	2,834
2012*	10.000000	9.652965	-3.47%	1,416
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	6.086116	7.169567	17.80%	150
2019	5.500914	6.086116	10.64%	175
2018	7.755528	5.500914	-29.07%	394
2017	7.977002	7.755528	-2.78%	4,230
2016	5.612326	7.977002	42.13%	5,646
2015	8.526767	5.612326	-34.18%	5,676
2014	10.657673	8.526767	-19.99%	5,687
2013	9.749237	10.657673	9.32%	5,699
2012*	10.000000	9.749237	-2.51%	16,618

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	37.580186	58.643857	56.05%	166
2019	30.440104	37.580186	23.46%	166
2018	30.382837	30.440104	0.19%	806
2017	24.408256	30.382837	24.48%	635
2016	22.904629	24.408256	6.56%	752
2015	23.846769	22.904629	-3.95%	1,190
2014	24.573406	23.846769	-2.96%	989
2013	16.539022	24.573406	48.58%	1,334
2012	15.503117	16.539022	6.68%	896
2011	16.430457	15.503117	-5.64%	1,247

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	28.565905	28.935616	1.29%	6,454
2019	23.378315	28.565905	22.19%	6,689
2018	25.120045	23.378315	-6.93%	6,923
2017	21.426692	25.120045	17.24%	7,229
2016	19.514919	21.426692	9.80%	7,497
2015	19.464261	19.514919	0.26%	8,595
2014	18.016873	19.464261	8.03%	9,572
2013	13.541918	18.016873	33.05%	12,073
2012	11.684833	13.541918	15.89%	12,839
2011	11.144008	11.684833	4.85%	13,851
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	18.270481	18.459676	1.04%	2,286
2019	15.825916	18.270481	15.45%	2,348
2018	20.787591	15.825916	-23.87%	2,420
2017	16.810248	20.787591	23.66%	2,644
2016	17.142131	16.810248	-1.94%	2,725
2015	16.934859	17.142131	1.22%	2,820
2014	18.315181	16.934859	-7.54%	3,845
2013	15.096802	18.315181	21.32%	4,187
2012	13.374433	15.096802	12.88%	4,327
2011	16.794276	13.374433	-20.36%	4,861
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	34.480596	46.063842	33.59%	4,192
2019	25.960559	34.480596	32.82%	4,222
2018	25.668077	25.960559	1.14%	5,052
2017	19.719915	25.668077	30.16%	5,104
2016	19.489837	19.719915	1.18%	5,159
2015	17.785942	19.489837	9.58%	5,221
2014	15.805403	17.785942	12.53%	5,558
2013	11.671061	15.805403	35.42%	6,000
2012	10.167820	11.671061	14.78%	7,149
2011	10.633886	10.167820	-4.86%	9,658
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	39.211654	39.944200	1.87%	5,260
2019	33.083479	39.211654	18.52%	5,347
2018	39.514435	33.083479	-16.27%	5,913
2017	35.421240	39.514435	11.56%	6,428
2016	28.713416	35.421240	23.36%	6,146
2015	30.801307	28.713416	-6.78%	6,890
2014	28.600973	30.801307	7.69%	7,381
2013	21.021946	28.600973	36.05%	8,162
2012	17.951567	21.021946	17.10%	9,722
2011	19.873493	17.951567	-9.67%	12,205

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.568839	22.156464	19.32%	1,746
2019	15.952447	18.568839	16.40%	1,824
2018	17.462522	15.952447	-8.65%	1,893
2017	15.535481	17.462522	12.40%	340
2016	15.139654	15.535481	2.61%	343
2015	15.470652	15.139654	-2.14%	346
2014	15.353952	15.470652	0.76%	273
2013	13.575527	15.353952	13.10%	2,145
2012	12.489067	13.575527	8.70%	8,144
2011	13.111331	12.489067	-4.75%	5,521
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.431767	14.318976	6.61%	55
2019	11.337033	13.431767	18.48%	58
2018	13.603470	11.337033	-16.66%	61
2017	11.962136	13.603470	13.72%	63
2016	10.504113	11.962136	13.88%	66
2015	10.900598	10.504113	-3.64%	69
2014*	10.000000	10.900598	9.01%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	39.622828	43.333493	9.36%	0
2019	32.798376	39.622828	20.81%	0
2018	36.454016	32.798376	-10.03%	0
2017	32.807684	36.454016	11.11%	0
2016	26.397124	32.807684	24.29%	97
2015	27.341142	26.397124	-3.45%	105
2014	26.311674	27.341142	3.91%	114
2013	18.916055	26.311674	39.10%	123
2012	16.533917	18.916055	14.41%	131
2011	16.632272	16.533917	-0.59%	139
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	34.776539	40.567199	16.65%	628
2019	26.818158	34.776539	29.68%	758
2018	28.450679	26.818158	-5.74%	851
2017	23.680139	28.450679	20.15%	851
2016	21.444392	23.680139	10.43%	192
2015	21.456323	21.444392	-0.06%	208
2014	19.136921	21.456323	12.12%	226
2013	14.663202	19.136921	30.51%	243
2012	12.817054	14.663202	14.40%	258
2011	12.726889	12.817054	0.71%	276

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	37.745497	43.920497	16.36%	2,608
2019	29.183571	37.745497	29.34%	2,671
2018	31.031407	29.183571	-5.95%	4,246
2017	25.897878	31.031407	19.82%	8,534
2016	23.508718	25.897878	10.16%	3,825
2015	23.577458	23.508718	-0.29%	3,825
2014	21.088314	23.577458	11.80%	5,131
2013	16.197966	21.088314	30.19%	5,270
2012	14.190894	16.197966	14.14%	5,575
2011	14.126747	14.190894	0.45%	5,370
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	29.279885	35.931260	22.72%	0
2019	22.045843	29.279885	32.81%	0
2018	23.330775	22.045843	-5.51%	0
2017	20.463603	23.330775	14.01%	0
2016	18.755448	20.463603	9.11%	0
2015	19.599803	18.755448	-4.31%	0
2014	17.476726	19.599803	12.15%	0
2013	13.160224	17.476726	32.80%	0
2012	11.889886	13.160224	10.68%	0
2011	11.920484	11.889886	-0.26%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.178741	11.271089	0.83%	629
2019	10.561188	11.178741	5.85%	663
2018	10.693917	10.561188	-1.24%	692
2017	10.457976	10.693917	2.26%	724
2016	9.710616	10.457976	7.70%	1,103
2015	9.922041	9.710616	-2.13%	789
2014*	10.000000	9.922041	-0.78%	0
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	28.276348	29.477108	4.25%	13,543
2019	25.064017	28.276348	12.82%	14,618
2018	26.257936	25.064017	-4.55%	15,453
2017	24.926681	26.257936	5.34%	16,376
2016	22.017128	24.926681	13.21%	16,686
2015	22.896607	22.017128	-3.84%	18,064
2014	22.615549	22.896607	1.24%	21,414
2013	21.436174	22.615549	5.50%	22,071
2012	18.972014	21.436174	12.99%	22,680
2011	18.291798	18.972014	3.72%	27,784
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.738809	10.690339	-0.45%	9,358
2019	9.059504	10.738809	18.54%	9,607
2018*	10.000000	9.059504	-9.40%	9,683

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	17.535974	18.741719	6.88%	0
2019	16.209261	17.535974	8.18%	0
2018	16.496689	16.209261	-1.74%	0
2017	16.040761	16.496689	2.84%	0
2016	15.629181	16.040761	2.63%	0
2015	15.849607	15.629181	-1.39%	0
2014	15.448034	15.849607	2.60%	0
2013	15.467668	15.448034	-0.13%	0
2012	14.261537	15.467668	8.46%	0
2011	14.106437	14.261537	1.10%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	16.974023	18.097629	6.62%	4,735
2019	15.729256	16.974023	7.91%	5,763
2018	16.038920	15.729256	-1.93%	5,826
2017	15.638666	16.038920	2.56%	6,673
2016	15.280435	15.638666	2.34%	6,808
2015	15.526435	15.280435	-1.58%	6,798
2014	15.174027	15.526435	2.32%	9,836
2013	15.236210	15.174027	-0.41%	13,305
2012	14.083513	15.236210	8.18%	15,809
2011	13.968880	14.083513	0.82%	17,596
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ
2020	19.190992	22.224583	15.81%	0
2019	15.828138	19.190992	21.25%	0
2018	17.359347	15.828138	-8.82%	0
2017	14.794647	17.359347	17.34%	0
2016	14.623709	14.794647	1.17%	0
2015	14.798255	14.623709	-1.18%	0
2014	14.156372	14.798255	4.53%	0
2013	11.706106	14.156372	20.93%	0
2012	10.267919	11.706106	14.01%	0
2011	11.081322	10.267919	-7.34%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ
2020	17.239546	19.929812	15.61%	0
2019	14.237390	17.239546	21.09%	0
2018	15.636403	14.237390	-8.95%	0
2017	13.349339	15.636403	17.13%	0
2016	13.216633	13.349339	1.00%	0
2015	13.395135	13.216633	-1.33%	4
2014	12.838006	13.395135	4.34%	4
2013	10.637670	12.838006	20.68%	4
2012	9.348746	10.637670	13.79%	4
2011	10.110445	9.348746	-7.53%	4

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2020	20.639719	23.409348	13.42%	0
2019	17.670900	20.639719	16.80%	0
2018	18.905853	17.670900	-6.53%	0
2017	16.785217	18.905853	12.63%	0
2016	16.483894	16.785217	1.83%	0
2015	16.671425	16.483894	-1.12%	0
2014	15.958062	16.671425	4.47%	0
2013	13.973327	15.958062	14.20%	0
2012	12.573879	13.973327	11.13%	0
2011	13.071228	12.573879	-3.80%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	18.900466	21.398810	13.22%	247
2019	16.201990	18.900466	16.66%	1,989
2018	17.366568	16.201990	-6.71%	1,989
2017	15.445395	17.366568	12.44%	1,989
2016	15.193174	15.445395	1.66%	1,989
2015	15.379184	15.193174	-1.21%	6,692
2014	14.741636	15.379184	4.32%	6,692
2013	12.929791	14.741636	14.01%	16,122
2012	11.654573	12.929791	10.94%	15,086
2011	12.131495	11.654573	-3.93%	16,244
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2020	24.689928	29.854152	20.92%	0
2019	20.093994	24.689928	22.87%	0
2018	21.235510	20.093994	-5.38%	0
2017	18.479649	21.235510	14.91%	0
2016	17.445349	18.479649	5.93%	0
2015	17.559195	17.445349	-0.65%	0
2014	16.135254	17.559195	8.83%	0
2013	13.659470	16.135254	18.13%	0
2012	12.021263	13.659470	13.63%	61
2011	12.638380	12.021263	-4.88%	243
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	24.983993	30.161371	20.72%	1,809
2019	20.363865	24.983993	22.69%	3,970
2018	21.559565	20.363865	-5.55%	3,970
2017	18.782622	21.559565	14.78%	3,970
2016	17.761009	18.782622	5.75%	4,228
2015	17.903126	17.761009	-0.79%	4,228
2014	16.462106	17.903126	8.75%	4,782
2013	13.961457	16.462106	17.91%	6,755
2012	12.301162	13.961457	13.50%	7,273
2011	12.939010	12.301162	-4.93%	7,037

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2020	23.805747	31.410088	31.94%	0
2019	18.531153	23.805747	28.46%	0
2018	19.728926	18.531153	-6.07%	0
2017	16.126145	19.728926	22.34%	0
2016	15.875650	16.126145	1.58%	0
2015	15.876656	15.875650	-0.01%	0
2014	14.484721	15.876656	9.61%	0
2013	10.588319	14.484721	36.80%	0
2012	8.736745	10.588319	21.19%	0
2011	9.082016	8.736745	-3.80%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	23.099788	30.447568	31.81%	1,246
2019	18.000395	23.099788	28.33%	1,246
2018	19.203469	18.000395	-6.26%	1,246
2017	15.729512	19.203469	22.09%	1,246
2016	15.499829	15.729512	1.48%	1,331
2015	15.521147	15.499829	-0.14%	3,519
2014	14.189209	15.521147	9.39%	3,745
2013	10.382556	14.189209	36.66%	4,110
2012	8.592070	10.382556	20.84%	3,809
2011	8.939257	8.592070	-3.88%	3,436
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	24.780917	26.099346	5.32%	0
2019	19.689169	24.780917	25.86%	0
2018	21.746294	19.689169	-9.46%	0
2017	19.501500	21.746294	11.51%	0
2016	16.732207	19.501500	16.55%	0
2015	17.648453	16.732207	-5.19%	0
2014	16.432870	17.648453	7.40%	0
2013	12.986264	16.432870	26.54%	0
2012	11.210801	12.986264	15.84%	0
2011	11.244384	11.210801	-0.30%	571
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	26.130078	27.493172	5.22%	31,569
2019	20.796691	26.130078	25.65%	32,126
2018	23.003939	20.796691	-9.60%	35,214
2017	20.657605	23.003939	11.36%	36,359
2016	17.753308	20.657605	16.36%	51,820
2015	18.754755	17.753308	-5.34%	59,511
2014	17.489874	18.754755	7.23%	67,250
2013	13.841552	17.489874	26.36%	69,832
2012	11.962705	13.841552	15.71%	89,221
2011	12.022841	11.962705	-0.50%	112,152

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2020	11.642227	11.545159	-0.83%	979
2019	11.544072	11.642227	0.85%	1,058
2018	11.490015	11.544072	0.47%	1,133
2017	11.544863	11.490015	-0.48%	1,222
2016	11.654979	11.544863	-0.94%	22,608
2015	11.787258	11.654979	-1.12%	3,291
2014	11.923193	11.787258	-1.14%	4,643
2013	12.058403	11.923193	-1.12%	4,806
2012	12.182497	12.058403	-1.02%	4,960
2011	12.310387	12.182497	-1.04%	5,121
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2020	24.393932	25.978722	6.50%	0
2019	18.991313	24.393932	28.45%	0
2018	21.131107	18.991313	-10.13%	0
2017	18.305907	21.131107	15.43%	0
2016	15.971658	18.305907	14.61%	0
2015	16.546441	15.971658	-3.47%	0
2014	15.163921	16.546441	9.12%	0
2013	11.494304	15.163921	31.93%	0
2012	9.821105	11.494304	17.04%	0
2011	9.781107	9.821105	0.41%	990
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	24.278815	25.822141	6.36%	3,381
2019	18.939851	24.278815	28.19%	4,937
2018	21.101156	18.939851	-10.24%	4,994
2017	18.305163	21.101156	15.27%	5,935
2016	15.989734	18.305163	14.48%	6,822
2015	16.597062	15.989734	-3.66%	10,500
2014	15.232279	16.597062	8.96%	13,308
2013	11.564393	15.232279	31.72%	12,420
2012	9.893860	11.564393	16.88%	12,151
2011	9.874542	9.893860	0.20%	16,597
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	27.910093	39.659540	42.10%	0
2019	21.041716	27.910093	32.64%	0
2018	21.346668	21.041716	-1.43%	0
2017	15.995424	21.346668	33.45%	0
2016	16.066348	15.995424	-0.44%	0
2015	15.182491	16.066348	5.82%	0
2014	13.813623	15.182491	9.91%	0
2013	10.259836	13.813623	34.64%	0
2012	9.061457	10.259836	13.23%	0
2011	9.153729	9.061457	-1.01%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	21.112676	29.958834	41.90%	32,423
2019	15.941808	21.112676	32.44%	25,998
2018	16.198321	15.941808	-1.58%	27,336
2017	12.154465	16.198321	33.27%	33,102
2016	12.228234	12.154465	-0.60%	38,946
2015	11.571556	12.228234	5.67%	50,074
2014	10.544872	11.571556	9.74%	57,391
2013	7.843728	10.544872	34.44%	62,372
2012	6.936191	7.843728	13.08%	75,258
2011	7.018993	6.936191	-1.18%	84,418
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	17.993439	18.257653	1.47%	0
2019	15.839501	17.993439	13.60%	0
2018	16.623328	15.839501	-4.72%	0
2017	15.705635	16.623328	5.84%	0
2016	13.891345	15.705635	13.06%	0
2015	14.601346	13.891345	-4.86%	0
2014	14.614184	14.601346	-0.09%	0
2013	13.963986	14.614184	4.66%	0
2012	12.370703	13.963986	12.88%	0
2011	12.041564	12.370703	2.73%	1,223
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	18.929723	19.165490	1.25%	17,659
2019	16.685624	18.929723	13.45%	18,206
2018	17.516100	16.685624	-4.74%	18,275
2017	16.573532	17.516100	5.69%	18,473
2016	14.685083	16.573532	12.86%	19,247
2015	15.453316	14.685083	-4.97%	23,256
2014	15.492994	15.453316	-0.26%	22,899
2013	14.828300	15.492994	4.48%	23,634
2012	13.162281	14.828300	12.66%	28,392
2011	12.838016	13.162281	2.53%	31,291
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2020	27.310243	31.920145	16.88%	1,942
2019	21.033708	27.310243	29.84%	4,076
2018	22.280518	21.033708	-5.60%	4,076
2017	18.518080	22.280518	20.32%	6,402
2016	16.746778	18.518080	10.58%	6,682
2015	16.718525	16.746778	0.17%	7,447
2014	14.892101	16.718525	12.26%	7,495
2013	11.392093	14.892101	30.72%	7,499
2012	9.942533	11.392093	14.58%	7,666
2011	9.856995	9.942533	0.87%	13,003

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2020	21.387899	23.128136	8.14%	1,205
2019	19.729571	21.387899	8.41%	3,435
2018	20.066835	19.729571	-1.68%	3,454
2017	19.478305	20.066835	3.02%	3,475
2016	18.812315	19.478305	3.54%	4,549
2015	19.145138	18.812315	-1.74%	10,659
2014	18.301312	19.145138	4.61%	11,176
2013	18.849298	18.301312	-2.91%	11,328
2012	18.007021	18.849298	4.68%	12,997
2011	16.971308	18.007021	6.10%	14,818
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	74.924591	87.423215	16.68%	0
2019	61.449011	74.924591	21.93%	0
2018	72.830048	61.449011	-15.63%	0
2017	61.037818	72.830048	19.32%	0
2016	55.074921	61.037818	10.83%	0
2015	56.564007	55.074921	-2.63%	0
2014	53.883285	56.564007	4.98%	0
2013	40.062417	53.883285	34.50%	0
2012	35.319753	40.062417	13.43%	0
2011	40.018629	35.319753	-11.74%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	45.624467	53.157946	16.51%	10,479
2019	37.472107	45.624467	21.76%	10,758
2018	44.481622	37.472107	-15.76%	12,463
2017	37.331020	44.481622	19.15%	13,918
2016	33.741105	37.331020	10.64%	16,134
2015	34.698791	33.741105	-2.76%	20,091
2014	33.105628	34.698791	4.81%	19,842
2013	24.649108	33.105628	34.31%	23,364
2012	21.766731	24.649108	13.24%	28,086
2011	24.700111	21.766731	-11.88%	34,085
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	18.746311	21.401936	14.17%	0
2019	14.853783	18.746311	26.21%	0
2018	17.655590	14.853783	-15.87%	0
2017	13.727842	17.655590	28.61%	0
2016	14.636736	13.727842	-6.21%	0
2015	14.307621	14.636736	2.30%	0
2014	15.760260	14.307621	-9.22%	0
2013	12.228838	15.760260	28.88%	0
2012	10.263218	12.228838	19.15%	0
2011	12.543416	10.263218	-18.18%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	14.635049	16.684999	14.01%	2,161
2019	11.611935	14.635049	26.03%	2,213
2018	13.830228	11.611935	-16.04%	2,266
2017	10.763059	13.830228	28.50%	2,324
2016	11.493439	10.763059	-6.35%	4,912
2015	11.256087	11.493439	2.11%	9,617
2014	12.417281	11.256087	-9.35%	6,626
2013	9.650484	12.417281	28.67%	6,709
2012	8.110269	9.650484	18.99%	6,814
2011	9.925542	8.110269	-18.29%	7,281
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2020	26.809235	28.151813	5.01%	0
2019	20.545298	26.809235	30.49%	0
2018	24.160599	20.545298	-14.96%	0
2017	21.154474	24.160599	14.21%	0
2016	19.124363	21.154474	10.62%	0
2015	19.506158	19.124363	-1.96%	0
2014	17.728728	19.506158	10.03%	0
2013	13.557015	17.728728	30.77%	0
2012	11.353401	13.557015	19.41%	0
2011	11.785707	11.353401	-3.67%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2020	26.071628	27.323516	4.80%	0
2019	19.999828	26.071628	30.36%	0
2018	23.550561	19.999828	-15.08%	0
2017	20.651093	23.550561	14.04%	0
2016	18.700910	20.651093	10.43%	0
2015	19.104374	18.700910	-2.11%	0
2014	17.394751	19.104374	9.83%	0
2013	13.312781	17.394751	30.66%	0
2012	11.172211	13.312781	19.16%	0
2011	11.612965	11.172211	-3.80%	4,983
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	32.436973	34.686428	6.93%	0
2019	24.435174	32.436973	32.75%	0
2018	29.903695	24.435174	-18.29%	0
2017	25.375806	29.903695	17.84%	0
2016	23.447687	25.375806	8.22%	0
2015	24.467921	23.447687	-4.17%	0
2014	23.199938	24.467921	5.47%	0
2013	17.992028	23.199938	28.95%	0
2012	14.320722	17.992028	25.64%	0
2011	15.893284	14.320722	-9.89%	1,471

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	29.869534	31.894138	6.78%	1,604
2019	22.533412	29.869534	32.56%	1,907
2018	27.632247	22.533412	-18.45%	3,321
2017	23.472935	27.632247	17.72%	3,589
2016	21.730415	23.472935	8.02%	4,310
2015	22.707696	21.730415	-4.30%	5,325
2014	21.567192	22.707696	5.29%	6,131
2013	16.759337	21.567192	28.69%	6,550
2012	13.343396	16.759337	25.60%	7,398
2011	14.839459	13.343396	-10.08%	9,438
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.540316	17.165543	10.46%	9,568
2019	13.116311	15.540316	18.48%	9,568
2018	14.686860	13.116311	-10.69%	9,568
2017	13.267937	14.686860	10.69%	9,568
2016	11.858820	13.267937	11.88%	9,568
2015	12.791557	11.858820	-7.29%	9,568
2014	12.582030	12.791557	1.67%	10,908
2013	10.283833	12.582030	22.35%	11,067
2012	9.020633	10.283833	14.00%	11,338
2011	9.268258	9.020633	-2.67%	10,812
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2020	35.622075	40.926650	14.89%	0
2019	27.809132	35.622075	28.09%	0
2018	29.566129	27.809132	-5.94%	0
2017	24.749163	29.566129	19.46%	708
2016	21.522111	24.749163	14.99%	708
2015	22.542517	21.522111	-4.53%	708
2014	20.920678	22.542517	7.75%	708
2013	16.273529	20.920678	28.56%	708
2012	14.676362	16.273529	10.88%	708
2011	13.967730	14.676362	5.07%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	18.347206	17.970112	-2.06%	0
2019	16.449039	18.347206	11.54%	0
2018	19.640406	16.449039	-16.25%	0
2017	16.978481	19.640406	15.68%	0
2016	15.978682	16.978481	6.26%	0
2015	17.252950	15.978682	-7.39%	0
2014	19.585974	17.252950	-11.91%	0
2013	16.072999	19.585974	21.86%	0
2012	13.710721	16.072999	17.23%	0
2011	15.487605	13.710721	-11.47%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	28.906983	40.575193	40.36%	5,937
2019	21.435179	28.906983	34.86%	5,905
2018	22.563752	21.435179	-5.00%	6,360
2017	17.968986	22.563752	25.57%	6,720
2016	17.818089	17.968986	0.85%	6,940
2015	17.207974	17.818089	3.55%	10,030
2014	16.093545	17.207974	6.92%	10,992
2013	11.646097	16.093545	38.19%	16,978
2012	10.389932	11.646097	12.09%	20,656
2011	11.228065	10.389932	-7.46%	15,348
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	27.827672	27.208232	-2.23%	10,458
2019	22.531819	27.827672	23.50%	9,973
2018	26.012416	22.531819	-13.38%	11,511
2017	22.380677	26.012416	16.23%	12,703
2016	19.352831	22.380677	15.65%	13,078
2015	20.870848	19.352831	-7.27%	15,877
2014	19.352479	20.870848	7.85%	17,082
2013	14.432116	19.352479	34.09%	17,910
2012	12.277016	14.432116	17.55%	18,045
2011	12.686994	12.277016	-3.23%	25,719
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	21.624049	24.336006	12.54%	0
2019	16.962528	21.624049	27.48%	0
2018	18.940530	16.962528	-10.44%	0
2017	16.929773	18.940530	11.88%	0
2016	15.532009	16.929773	9.00%	0
2015	16.674864	15.532009	-6.85%	0
2014	15.598202	16.674864	6.90%	0
2013	12.208678	15.598202	27.76%	0
2012	10.845458	12.208678	12.57%	0
2011	10.978313	10.845458	-1.21%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	20.911169	23.475981	12.27%	1,953
2019	16.441396	20.911169	27.19%	1,956
2018	18.402355	16.441396	-10.66%	1,960
2017	16.492174	18.402355	11.58%	1,963
2016	15.164177	16.492174	8.76%	1,967
2015	16.320256	15.164177	-7.08%	1,970
2014	15.308922	16.320256	6.61%	2,268
2013	12.011398	15.308922	27.45%	2,398
2012	10.695445	12.011398	12.30%	2,422
2011	10.851477	10.695445	-1.44%	5,210
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020*	10.000000	14.712587	47.13%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.677256	46.77%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	36.189833	45.660796	26.17%	333
2019	27.780206	36.189833	30.27%	403
2018	32.371927	27.780206	-14.18%	452
2017	23.961762	32.371927	35.10%	452
2016	24.219921	23.961762	-1.07%	0
2015	23.571994	24.219921	2.75%	0
2014	23.311858	23.571994	1.12%	0
2013	18.524489	23.311858	25.84%	0
2012	15.454157	18.524489	19.87%	0
2011	17.046821	15.454157	-9.34%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	34.654853	43.621088	25.87%	14,371
2019	26.669388	34.654853	29.94%	15,258
2018	31.153993	26.669388	-14.39%	17,698
2017	23.118696	31.153993	34.76%	18,708
2016	23.423707	23.118696	-1.30%	19,210
2015	22.856841	23.423707	2.48%	20,202
2014	22.656927	22.856841	0.88%	24,610
2013	18.048856	22.656927	25.53%	19,308
2012	15.096488	18.048856	19.56%	21,969
2011	16.695396	15.096488	-9.58%	27,989
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.278148	11.527576	2.21%	0
2019	10.296918	11.278148	9.53%	0
2018	10.896556	10.296918	-5.50%	0
2017	10.372375	10.896556	5.05%	0
2016	9.849268	10.372375	5.31%	0
2015	10.194295	9.849268	-3.38%	0
2014	10.028221	10.194295	1.66%	0
2013	10.158333	10.028221	-1.28%	0
2012*	10.000000	10.158333	1.58%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	20.695014	21.069099	1.81%	19,933
2019	18.928188	20.695014	9.33%	20,943
2018	20.060200	18.928188	-5.64%	24,055
2017	19.137712	20.060200	4.82%	25,226
2016	18.218371	19.137712	5.05%	25,258
2015	18.901298	18.218371	-3.61%	29,576
2014	18.656384	18.901298	1.31%	31,019
2013	18.942941	18.656384	-1.51%	35,239
2012	16.936760	18.942941	11.85%	44,861
2011	17.022794	16.936760	-0.51%	69,074

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	28.481823	32.022611	12.43%	1,050
2019	22.468389	28.481823	26.76%	1,301
2018	26.807400	22.468389	-16.19%	1,428
2017	22.096624	26.807400	21.32%	1,428
2016	22.509797	22.096624	-1.84%	1,428
2015	23.383341	22.509797	-3.74%	1,428
2014	23.634138	23.383341	-1.06%	1,428
2013	20.139437	23.634138	17.35%	4,300
2012	17.677615	20.139437	13.93%	4,457
2011	19.227266	17.677615	-8.06%	4,457
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	29.097759	32.701865	12.39%	12,649
2019	22.344628	29.097759	30.22%	13,346
2018	24.597823	22.344628	-9.16%	13,925
2017	21.334118	24.597823	15.30%	14,526
2016	19.390793	21.334118	10.02%	15,439
2015	19.025295	19.390793	1.92%	21,032
2014	17.433456	19.025295	9.13%	26,929
2013	13.417841	17.433456	29.93%	27,969
2012	11.640847	13.417841	15.27%	29,630
2011	11.813148	11.640847	-1.46%	37,951
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares - Q/NQ
2020	27.655499	29.865509	7.99%	0
2019	22.332274	27.655499	23.84%	0
2018	25.486457	22.332274	-12.38%	0
2017	22.435115	25.486457	13.60%	0
2016	20.007549	22.435115	12.13%	95
2015	21.089892	20.007549	-5.13%	103
2014	20.429356	21.089892	3.23%	111
2013	16.043981	20.429356	27.33%	120
2012	14.628512	16.043981	9.68%	127
2011	15.806503	14.628512	-7.45%	136
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	40.734581	48.290640	18.55%	0
2019	32.583373	40.734581	25.02%	0
2018	36.759541	32.583373	-11.36%	0
2017	32.574590	36.759541	12.85%	0
2016	27.913306	32.574590	16.70%	0
2015	30.008296	27.913306	-6.98%	0
2014	27.120922	30.008296	10.65%	0
2013	19.456163	27.120922	39.40%	0
2012	16.682350	19.456163	16.63%	575
2011	17.257843	16.682350	-3.33%	534

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	22.688205	26.831096	18.26%	0
2019	18.196727	22.688205	24.68%	0
2018	20.578299	18.196727	-11.57%	724
2017	18.274921	20.578299	12.60%	2,155
2016	15.710566	18.274921	16.32%	0
2015	16.924694	15.710566	-7.17%	0
2014	15.334438	16.924694	10.37%	860
2013	11.031440	15.334438	39.01%	860
2012	9.484201	11.031440	16.31%	860
2011	9.828518	9.484201	-3.50%	1,533
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.142865	13.332437	19.65%	0
2019	8.809953	11.142865	26.48%	0
2018	11.079236	8.809953	-20.48%	0
2017	8.863738	11.079236	25.00%	0
2016	9.216847	8.863738	-3.83%	0
2015	9.043192	9.216847	1.92%	0
2014*	10.000000	9.043192	-9.57%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	18.326673	20.630009	12.57%	0
2019	15.224312	18.326673	20.38%	0
2018	16.288345	15.224312	-6.53%	0
2017	13.931596	16.288345	16.92%	1,728
2016	14.464707	13.931596	-3.69%	1,800
2015	15.965561	14.464707	-9.40%	1,883
2014	17.048949	15.965561	-6.35%	2,296
2013	13.783255	17.048949	23.69%	9,740
2012	11.700313	13.783255	17.80%	10,082
2011	12.755306	11.700313	-8.27%	12,946
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.606331	10.350680	-2.41%	37
2019	9.082046	10.606331	16.78%	39
2018	11.281866	9.082046	-19.50%	40
2017	8.928312	11.281866	26.36%	42
2016	7.477973	8.928312	19.39%	44
2015	9.462866	7.477973	-20.98%	46
2014*	10.000000	9.462866	-5.37%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	26.099672	35.118387	34.55%	1,706
2019	19.094275	26.099672	36.69%	1,992
2018	19.135159	19.094275	-0.21%	2,625
2017	15.280670	19.135159	25.22%	2,749
2016	14.775918	15.280670	3.42%	2,921
2015	14.313381	14.775918	3.23%	3,048
2014	13.338340	14.313381	7.31%	4,531
2013	9.833648	13.338340	35.64%	11,227
2012	8.544949	9.833648	15.08%	13,933
2011	9.212056	8.544949	-7.24%	14,650
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	36.077182	51.919080	43.91%	9,774
2019	25.833923	36.077182	39.65%	10,105
2018	26.592822	25.833923	-2.85%	9,858
2017	21.294118	26.592822	24.88%	9,983
2016	19.799099	21.294118	7.55%	10,118
2015	20.468630	19.799099	-3.27%	10,847
2014	22.384352	20.468630	-8.56%	11,998
2013	16.035219	22.384352	39.59%	19,489
2012	13.418088	16.035219	19.50%	18,454
2011	15.165360	13.418088	-11.52%	21,255
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	33.723499	34.409275	2.03%	11,838
2019	26.343065	33.723499	28.02%	6,017
2018	29.730378	26.343065	-11.39%	5,713
2017	25.629045	29.730378	16.00%	7,089
2016	22.787241	25.629045	12.47%	5,668
2015	23.269683	22.787241	-2.07%	7,641
2014	21.361076	23.269683	8.93%	11,020
2013	15.936707	21.361076	34.04%	13,160
2012	13.912851	15.936707	14.55%	18,422
2011	14.140328	13.912851	-1.61%	24,469
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.636626	26.897778	18.82%	8,444
2019	18.224748	22.636626	24.21%	13,200
2018	20.424056	18.224748	-10.77%	12,009
2017	16.291646	20.424056	25.37%	13,288
2016	15.871014	16.291646	2.65%	14,246
2015	15.101235	15.871014	5.10%	15,565
2014	15.105813	15.101235	-0.03%	16,929
2013	11.972877	15.105813	26.17%	1,866
2012	10.447976	11.972877	14.60%	1,940
2011	10.760516	10.447976	-2.90%	2,614

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.720458	21.405175	20.79%	16,196
2019	12.842812	17.720458	37.98%	17,242
2018	12.918661	12.842812	-0.59%	17,412
2017	10.201733	12.918661	26.63%	17,942
2016	9.750484	10.201733	4.63%	18,349
2015*	10.000000	9.750484	-2.50%	22,757
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	15.585384	16.569004	6.31%	2,042
2019	14.254248	15.585384	9.34%	2,226
2018	14.553508	14.254248	-2.06%	2,415
2017	13.902832	14.553508	4.68%	2,595
2016	13.285604	13.902832	4.65%	2,727
2015	13.552959	13.285604	-1.97%	2,803
2014	12.746327	13.552959	6.33%	2,879
2013	12.969860	12.746327	-1.72%	2,996
2012	12.016435	12.969860	7.93%	4,510
2011	11.532700	12.016435	4.19%	5,168
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.916383	20.738796	49.02%	0
2019	10.598109	13.916383	31.31%	0
2018	12.867017	10.598109	-17.63%	0
2017	10.368566	12.867017	24.10%	0
2016	10.754701	10.368566	-3.59%	0
2015	10.951496	10.754701	-1.80%	106
2014	11.230744	10.951496	-2.49%	106
2013	9.383592	11.230744	19.68%	106
2012	8.217612	9.383592	14.19%	106
2011	9.198227	8.217612	-10.66%	106
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	20.537919	22.737424	10.71%	0
2019	17.201856	20.537919	19.39%	0
2018	18.315015	17.201856	-6.08%	609
2017	16.000522	18.315015	14.47%	2,957
2016	14.849732	16.000522	7.75%	2,847
2015	14.876089	14.849732	-0.18%	2,713
2014	14.333814	14.876089	3.78%	8,716
2013	11.761815	14.333814	21.87%	7,937
2012	10.282856	11.761815	14.38%	17,148
2011	10.306485	10.282856	-0.23%	22,671

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.840362	13.861167	7.95%	0
2019	11.919041	12.840362	7.73%	0
2018	12.189307	11.919041	-2.22%	1,736
2017	11.947024	12.189307	2.03%	1,736
2016	11.773591	11.947024	1.47%	1,736
2015	11.938142	11.773591	-1.38%	1,736
2014	11.504300	11.938142	3.77%	1,736
2013	11.945598	11.504300	-3.69%	1,736
2012	11.513086	11.945598	3.76%	7,496
2011	11.016128	11.513086	4.51%	13,522
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	25.343648	32.550400	28.44%	0
2019	19.022635	25.343648	33.23%	0
2018	21.247212	19.022635	-10.47%	984
2017	16.411534	21.247212	29.47%	2,821
2016	16.570921	16.411534	-0.96%	2,708
2015	15.734209	16.570921	5.32%	2,708
2014	15.630348	15.734209	0.66%	2,708
2013	12.291636	15.630348	27.16%	2,708
2012	10.185364	12.291636	20.68%	3,024
2011	11.361285	10.185364	-10.35%	3,603
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	27.264896	40.830492	49.75%	824
2019	21.170405	27.264896	28.79%	995
2018	21.559589	21.170405	-1.81%	2,200
2017	17.065869	21.559589	26.33%	6,918
2016	15.829159	17.065869	7.81%	1,057
2015	15.046269	15.829159	5.20%	1,346
2014	14.085094	15.046269	6.82%	1,621
2013	10.993629	14.085094	28.12%	2,841
2012	9.473308	10.993629	16.05%	3,450
2011	10.054668	9.473308	-5.78%	13,644
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	21.666459	24.218265	11.78%	4,508
2019	17.441755	21.666459	24.22%	5,306
2018	18.039988	17.441755	-3.32%	7,595
2017	14.967386	18.039988	20.53%	8,996
2016	13.629860	14.967386	9.81%	9,467
2015	13.640203	13.629860	-0.08%	9,580
2014	12.518558	13.640203	8.96%	9,314
2013	9.524179	12.518558	31.44%	9,628
2012	8.230825	9.524179	15.71%	7,512
2011	8.516788	8.230825	-3.36%	7,711

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	23.807825	25.899935	8.79%	0
2019	18.667159	23.807825	27.54%	0
2018	18.938054	18.667159	-1.43%	0
2017	15.932271	18.938054	18.87%	0
2016	14.499294	15.932271	9.88%	0
2015	14.571527	14.499294	-0.50%	0
2014	13.183264	14.571527	10.53%	360
2013	10.196943	13.183264	29.29%	506
2012	9.061125	10.196943	12.54%	531
2011	9.131773	9.061125	-0.77%	531
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.277952	19.224322	11.27%	0
2019	14.100444	17.277952	22.53%	0
2018	15.982846	14.100444	-11.78%	77,203
2017	13.496191	15.982846	18.42%	77,203
2016	12.599046	13.496191	7.12%	77,203
2015	12.973144	12.599046	-2.88%	77,203
2014	12.559301	12.973144	3.30%	77,203
2013	9.812976	12.559301	27.99%	77,203
2012	8.546808	9.812976	14.81%	0
2011	9.235097	8.546808	-7.45%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.505293	16.810630	8.42%	2,242
2019	13.501284	15.505293	14.84%	2,242
2018	14.567286	13.501284	-7.32%	2,242
2017	13.151370	14.567286	10.77%	2,242
2016	12.538101	13.151370	4.89%	2,242
2015	12.819763	12.538101	-2.20%	0
2014	12.434537	12.819763	3.10%	0
2013	10.971118	12.434537	13.34%	0
2012	9.993661	10.971118	9.78%	22,327
2011	10.247522	9.993661	-2.48%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.698321	18.399049	10.19%	32,972
2019	14.049013	16.698321	18.86%	32,972
2018	15.476198	14.049013	-9.22%	32,972
2017	13.518988	15.476198	14.48%	32,972
2016	12.742843	13.518988	6.09%	32,972
2015	13.064675	12.742843	-2.46%	32,972
2014	12.623676	13.064675	3.49%	32,972
2013	10.532766	12.623676	19.85%	32,972
2012	9.376385	10.532766	12.33%	32,972
2011	9.823944	9.376385	-4.56%	32,972

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.579727	14.442807	6.36%	0
2019	12.413160	13.579727	9.40%	0
2018	12.894265	12.413160	-3.73%	0
2017	12.264060	12.894265	5.14%	0
2016	11.859292	12.264060	3.41%	1,048
2015	12.085949	11.859292	-1.88%	2,613
2014	11.831794	12.085949	2.15%	2,750
2013	11.406770	11.831794	3.73%	2,875
2012	10.734806	11.406770	6.26%	2,875
2011	10.708329	10.734806	0.25%	7,809
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.154317	17.675534	9.42%	24,022
2019	13.832436	16.154317	16.79%	25,664
2018	15.061604	13.832436	-8.16%	27,375
2017	13.368844	15.061604	12.66%	29,103
2016	12.670096	13.368844	5.51%	30,928
2015	12.955579	12.670096	-2.20%	33,172
2014	12.533509	12.955579	3.37%	36,201
2013	10.762993	12.533509	16.45%	39,452
2012	9.689863	10.762993	11.07%	39,982
2011	10.036480	9.689863	-3.45%	45,814
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.972912	18.834699	10.97%	0
2019	14.047477	16.972912	20.83%	0
2018	15.704238	14.047477	-10.55%	0
2017	13.455170	15.704238	16.72%	0
2016	12.650899	13.455170	6.36%	0
2015	12.993982	12.650899	-2.64%	0
2014	12.571666	12.993982	3.36%	0
2013	10.233532	12.571666	22.85%	0
2012	9.035018	10.233532	13.27%	0
2011	9.587811	9.035018	-5.77%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.961128	16.128251	7.80%	0
2019	13.241451	14.961128	12.99%	0
2018	14.066362	13.241451	-5.86%	0
2017	12.949443	14.066362	8.63%	0
2016	12.358450	12.949443	4.78%	0
2015	12.636825	12.358450	-2.20%	0
2014	12.282434	12.636825	2.89%	0
2013	11.169980	12.282434	9.96%	0
2012	10.268845	11.169980	8.78%	0
2011	10.416230	10.268845	-1.41%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	16.004261	16.639639	3.97%	0
2019	14.393241	16.004261	11.19%	0
2018	17.271425	14.393241	-16.66%	0
2017	14.237352	17.271425	21.31%	0
2016	14.243671	14.237352	-0.04%	0
2015	14.994609	14.243671	-5.01%	0
2014	16.514477	14.994609	-9.20%	0
2013	13.911205	16.514477	18.71%	408
2012	11.770571	13.911205	18.19%	282
2011	13.596896	11.770571	-13.43%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.753650	17.54%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.754163	17.54%	3,255
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	14.188435	15.008731	5.78%	0
2019	13.175216	14.188435	7.69%	0
2018	13.385447	13.175216	-1.57%	0
2017	12.970461	13.385447	3.20%	0
2016	12.455076	12.970461	4.14%	0
2015	12.691380	12.455076	-1.86%	0
2014	12.221225	12.691380	3.85%	0
2013	12.604338	12.221225	-3.04%	0
2012	11.833771	12.604338	6.51%	0
2011	11.230444	11.833771	5.37%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	13.766734	14.529997	5.54%	0
2019	12.812523	13.766734	7.45%	0
2018	13.052192	12.812523	-1.84%	0
2017	12.673918	13.052192	2.98%	0
2016	12.209832	12.673918	3.80%	0
2015	12.461605	12.209832	-2.02%	0
2014	12.043098	12.461605	3.48%	0
2013	12.448172	12.043098	-3.25%	0
2012	11.716609	12.448172	6.24%	0
2011	11.156576	11.716609	5.02%	1,929

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.683495	15.826766	7.79%	9,029
2019	13.553996	14.683495	8.33%	9,029
2018	13.914804	13.553996	-2.59%	3,678
2017	13.565257	13.914804	2.58%	3,678
2016	13.279654	13.565257	2.15%	3,678
2015	13.503984	13.279654	-1.66%	3,678
2014	13.025248	13.503984	3.68%	4,345
2013	13.452380	13.025248	-3.18%	4,345
2012	12.704929	13.452380	5.88%	7,309
2011	12.119428	12.704929	4.83%	285
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	30.131554	33.656407	11.70%	2,635
2019	24.849870	30.131554	21.25%	2,726
2018	30.530881	24.849870	-18.61%	2,940
2017	21.869908	30.530881	39.60%	2,942
2016	20.584269	21.869908	6.25%	3,121
2015	24.859199	20.584269	-17.20%	4,004
2014	26.677070	24.859199	-6.81%	3,605
2013	26.872140	26.677070	-0.73%	1,269
2012	23.237334	26.872140	15.64%	1,282
2011	30.369953	23.237334	-23.49%	1,292
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.287274	12.876595	4.80%	0
2020	12.287274	12.876595	4.80%	0
2019	10.833329	12.287274	13.42%	0
2018	11.298918	10.833329	-4.12%	0
2017	10.706578	11.298918	5.53%	0
2016	9.487705	10.706578	12.85%	0
2015	9.855043	9.487705	-3.73%	0
2014*	10.000000	9.855043	-1.45%	497
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	15.065560	15.798155	4.86%	11,445
2019	14.341569	15.065560	5.05%	11,954
2018	14.516306	14.341569	-1.20%	14,722
2017	14.384897	14.516306	0.91%	18,332
2016	14.444670	14.384897	-0.41%	20,000
2015	14.628632	14.444670	-1.26%	23,145
2014	14.152199	14.628632	3.37%	28,701
2013	14.922000	14.152199	-5.16%	32,717
2012	14.648249	14.922000	1.87%	37,609
2011	13.815860	14.648249	6.02%	46,634

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.920144	9.829933	-0.91%	160,225
2019	9.859903	9.920144	0.61%	202,872
2018	9.838421	9.859903	0.22%	107,510
2017	9.910799	9.838421	-0.73%	89,341
2016	10.025017	9.910799	-1.14%	93,436
2015	10.141645	10.025017	-1.15%	113,900
2014	10.259633	10.141645	-1.15%	159,758
2013	10.378992	10.259633	-1.15%	170,359
2012	10.500065	10.378992	-1.15%	197,015
2011	10.621871	10.500065	-1.15%	164,154
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.684210	11.373001	6.45%	0
2019	9.089393	10.684210	17.55%	0
2018	10.793413	9.089393	-15.79%	0
2017	8.592293	10.793413	25.62%	0
2016	8.637247	8.592293	-0.52%	0
2015	9.028520	8.637247	-4.33%	0
2014	9.199775	9.028520	-1.86%	0
2013	7.916447	9.199775	16.21%	132
2012	6.950462	7.916447	13.90%	489
2011	7.812388	6.950462	-11.03%	747
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	27.190366	30.322433	11.52%	7,245
2019	22.230857	27.190366	22.31%	7,408
2018	24.675929	22.230857	-9.91%	7,548
2017	21.077697	24.675929	17.07%	7,710
2016	19.478097	21.077697	8.21%	7,853
2015	19.903354	19.478097	-2.14%	26,304
2014	19.178768	19.903354	3.78%	25,960
2013	15.247336	19.178768	25.78%	35,509
2012	13.308635	15.247336	14.57%	61,039
2011	14.014081	13.308635	-5.03%	61,203
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	19.143380	20.703191	8.15%	0
2019	16.790251	19.143380	14.01%	0
2018	17.852396	16.790251	-5.95%	0
2017	16.250688	17.852396	9.86%	0
2016	15.464566	16.250688	5.08%	0
2015	15.671697	15.464566	-1.32%	0
2014	15.158944	15.671697	3.38%	0
2013	13.520328	15.158944	12.12%	0
2012	12.504317	13.520328	8.13%	0
2011	12.538559	12.504317	-0.27%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	23.320412	25.730639	10.34%	494
2019	19.669523	23.320412	18.56%	596
2018	21.276316	19.669523	-7.55%	670
2017	18.746995	21.276316	13.49%	670
2016	17.602214	18.746995	6.50%	0
2015	17.902199	17.602214	-1.68%	0
2014	17.213315	17.902199	4.00%	1,239
2013	14.572666	17.213315	18.12%	1,239
2012	13.133714	14.572666	10.96%	1,239
2011	13.411681	13.133714	-2.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	16.207686	17.097140	5.49%	35,429
2019	14.969235	16.207686	8.27%	36,459
2018	15.422453	14.969235	-2.94%	37,612
2017	14.762475	15.422453	4.47%	52,581
2016	14.323060	14.762475	3.07%	62,580
2015	14.451431	14.323060	-0.89%	65,251
2014	14.072099	14.451431	2.70%	73,039
2013	13.579672	14.072099	3.63%	74,885
2012	13.062000	13.579672	3.96%	81,088
2011	12.837390	13.062000	1.75%	85,518
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.440045	24.476612	9.08%	126,965
2019	19.279878	22.440045	16.39%	144,493
2018	20.680034	19.279878	-6.77%	193,640
2017	18.525240	20.680034	11.63%	223,081
2016	17.490814	18.525240	5.91%	233,361
2015	17.753720	17.490814	-1.48%	268,119
2014	17.075558	17.753720	3.97%	336,351
2013	14.811427	17.075558	15.29%	384,329
2012	13.522125	14.811427	9.53%	415,015
2011	13.684644	13.522125	-1.19%	481,066
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	25.526180	28.343481	11.04%	23,640
2020	25.526180	28.343481	11.04%	23,640
2019	21.196375	25.526180	20.43%	43,070
2018	23.240013	21.196375	-8.79%	51,095
2017	20.149044	23.240013	15.34%	54,116
2016	18.789218	20.149044	7.24%	56,568
2015	19.147549	18.789218	-1.87%	62,985
2014	18.455469	19.147549	3.75%	106,015
2013	15.256173	18.455469	20.97%	108,928
2012	13.567199	15.256173	12.45%	116,376
2011	14.022929	13.567199	-3.25%	159,337

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	19.488543	20.912026	7.30%	22,467
2019	17.372865	19.488543	12.18%	26,918
2018	18.257432	17.372865	-4.84%	46,060
2017	16.911494	18.257432	7.96%	54,838
2016	16.184705	16.911494	4.49%	63,033
2015	16.378005	16.184705	-1.18%	72,135
2014	15.818826	16.378005	3.53%	80,673
2013	14.482878	15.818826	9.22%	119,605
2012	13.561437	14.482878	6.79%	143,326
2011	13.441638	13.561437	0.89%	148,146
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	23.724360	30.467353	28.42%	0
2019	18.430804	23.724360	28.72%	41
2018	19.292821	18.430804	-4.47%	148
2017	15.026794	19.292821	28.39%	259
2016	14.904528	15.026794	0.82%	376
2015	14.620369	14.904528	1.94%	503
2014	13.427775	14.620369	8.88%	629
2013	10.106069	13.427775	32.87%	760
2012	8.803074	10.106069	14.80%	0
2011	9.202757	8.803074	-4.34%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	40.834590	47.993037	17.53%	0
2019	30.018060	40.834590	36.03%	0
2018	30.760754	30.018060	-2.41%	0
2017	24.441866	30.760754	25.85%	0
2016	23.858806	24.441866	2.44%	0
2015	22.966685	23.858806	3.88%	0
2014	21.354697	22.966685	7.55%	0
2013	15.802870	21.354697	35.13%	0
2012	13.470193	15.802870	17.32%	0
2011	13.937912	13.470193	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	39.759218	46.583948	17.17%	27,487
2019	29.287812	39.759218	35.75%	29,175
2018	30.094108	29.287812	-2.68%	31,985
2017	23.958145	30.094108	25.61%	39,650
2016	23.456331	23.958145	2.14%	46,249
2015	22.637536	23.456331	3.62%	48,644
2014	21.094704	22.637536	7.31%	63,255
2013	15.658311	21.094704	34.72%	76,154
2012	13.376674	15.658311	17.06%	88,045
2011	13.878241	13.376674	-3.61%	104,051

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	30.673154	30.742975	0.23%	0
2019	24.494329	30.673154	25.23%	0
2018	27.373243	24.494329	-10.52%	0
2017	25.536111	27.373243	7.19%	0
2016	21.488963	25.536111	18.83%	0
2015	22.749450	21.488963	-5.54%	0
2014	20.375888	22.749450	11.65%	0
2013	15.654684	20.375888	30.16%	0
2012	13.838196	15.654684	13.13%	0
2011	13.931081	13.838196	-0.67%	30
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.809171	18.09%	11,220
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	38.888177	43.482467	11.81%	0
2019	31.309301	38.888177	24.21%	0
2018	35.744875	31.309301	-12.41%	0
2017	31.231494	35.744875	14.45%	0
2016	26.264894	31.231494	18.91%	0
2015	27.261323	26.264894	-3.66%	0
2014	25.204149	27.261323	8.16%	0
2013	19.163959	25.204149	31.52%	0
2012	16.503719	19.163959	16.12%	0
2011	17.131188	16.503719	-3.66%	2,522
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	35.789013	39.918174	11.54%	8,504
2019	28.868780	35.789013	23.97%	4,513
2018	33.026952	28.868780	-12.59%	4,267
2017	28.907869	33.026952	14.25%	4,295
2016	24.366696	28.907869	18.64%	4,318
2015	25.352918	24.366696	-3.89%	4,696
2014	23.492238	25.352918	7.92%	4,724
2013	17.894742	23.492238	31.28%	11,246
2012	15.436708	17.894742	15.92%	11,426
2011	16.045678	15.436708	-3.80%	14,752
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.251775	22.721296	-2.28%	0
2019	18.993158	23.251775	22.42%	0
2018	22.126129	18.993158	-14.16%	0
2017	19.661842	22.126129	12.53%	0
2016	16.914135	19.661842	16.25%	188
2015	17.619336	16.914135	-4.00%	0
2014	15.231863	17.619336	15.67%	1,123
2013	11.357084	15.231863	34.12%	446
2012	9.875328	11.357084	15.00%	341
2011	10.227396	9.875328	-3.44%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	25.686641	35.678574	38.90%	3,491
2019	19.194884	25.686641	33.82%	3,542
2018	21.157846	19.194884	-9.28%	3,600
2017	17.171194	21.157846	23.22%	3,661
2016	16.075066	17.171194	6.82%	3,726
2015	16.176399	16.075066	-0.63%	4,672
2014	15.959510	16.176399	1.36%	4,418
2013	11.215762	15.959510	42.30%	5,067
2012	10.032939	11.215762	11.79%	4,547
2011	10.237578	10.032939	-2.00%	6,349
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	31.013146	32.236010	3.94%	0
2019	26.364500	31.013146	17.63%	0
2018	32.118069	26.364500	-17.91%	0
2017	29.790678	32.118069	7.81%	0
2016	23.930503	29.790678	24.49%	0
2015	25.760330	23.930503	-7.10%	0
2014	24.350135	25.760330	5.79%	0
2013	17.545028	24.350135	38.79%	0
2012	14.736652	17.545028	19.06%	0
2011	15.704011	14.736652	-6.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	27.597541	28.630820	3.74%	4,398
2019	23.522078	27.597541	17.33%	4,725
2018	28.714093	23.522078	-18.08%	5,137
2017	26.709303	28.714093	7.51%	5,265
2016	21.509686	26.709303	24.17%	5,400
2015	23.220337	21.509686	-7.37%	5,588
2014	22.001991	23.220337	5.54%	5,846
2013	15.895762	22.001991	38.41%	6,110
2012	13.366976	15.895762	18.92%	6,174
2011	14.302096	13.366976	-6.54%	6,554
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	35.471946	43.019835	21.28%	0
2019	28.559601	35.471946	24.20%	0
2018	33.072162	28.559601	-13.64%	0
2017	29.479740	33.072162	12.19%	0
2016	24.278450	29.479740	21.42%	0
2015	24.969202	24.278450	-2.77%	0
2014	25.055456	24.969202	-0.34%	0
2013	17.988363	25.055456	39.29%	0
2012	15.755594	17.988363	14.17%	0
2011	16.876689	15.755594	-6.64%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	34.875620	42.181678	20.95%	1,152
2019	28.145444	34.875620	23.91%	1,363
2018	32.667151	28.145444	-13.84%	1,662
2017	29.192908	32.667151	11.90%	2,154
2016	24.098853	29.192908	21.14%	2,245
2015	24.850159	24.098853	-3.02%	3,138
2014	25.000271	24.850159	-0.60%	3,541
2013	17.994199	25.000271	38.94%	10,942
2012	15.798436	17.994199	13.90%	14,415
2011	16.966435	15.798436	-6.88%	20,179
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	21.370002	23.955048	12.10%	0
2019	16.878142	21.370002	26.61%	0
2018	17.975725	16.878142	-6.11%	0
2017	14.575396	17.975725	23.33%	0
2016	12.985771	14.575396	12.24%	0
2015	13.295423	12.985771	-2.33%	0
2014	12.622173	13.295423	5.33%	0
2013	8.896205	12.622173	41.88%	0
2012	7.703104	8.896205	15.49%	0
2011	8.820667	7.703104	-12.67%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	22.470283	25.179508	12.06%	0
2020	22.470283	25.179508	12.06%	0
2019	18.039950	22.470283	24.56%	0
2018	19.372819	18.039950	-6.88%	0
2017	16.521504	19.372819	17.26%	0
2016	15.178372	16.521504	8.85%	0
2015	15.404841	15.178372	-1.47%	0
2014	14.090130	15.404841	9.33%	0
2013	10.271939	14.090130	37.17%	0
2012	9.320014	10.271939	10.21%	0
2011	9.737863	9.320014	-4.29%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	22.235572	24.911455	12.03%	0
2019	17.846014	22.235572	24.60%	0
2018	19.181710	17.846014	-6.96%	0
2017	16.393765	19.181710	17.01%	0
2016	15.061419	16.393765	8.85%	0
2015	15.300656	15.061419	-1.56%	0
2014	14.006605	15.300656	9.24%	0
2013	10.226827	14.006605	36.96%	0
2012	9.288702	10.226827	10.10%	0
2011	9.713768	9.288702	-4.38%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	18.150177	16.919280	-6.78%	2,307
2019	14.075903	18.150177	28.95%	2,299
2018	14.842743	14.075903	-5.17%	2,445
2017	14.145939	14.842743	4.93%	2,459
2016	13.351815	14.145939	5.95%	2,440
2015	14.317576	13.351815	-6.75%	2,696
2014	11.262367	14.317576	27.13%	2,679
2013	11.093835	11.262367	1.52%	3,695
2012	9.710185	11.093835	14.25%	5,244
2011	9.254814	9.710185	4.92%	9,867
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.308372	33.08%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020*	10.000000	13.287664	32.88%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.947917	11.128490	1.65%	0
2019	10.640381	10.947917	2.89%	0
2018	10.677261	10.640381	-0.35%	0
2017	10.633224	10.677261	0.41%	0
2016	10.495092	10.633224	1.32%	0
2015	10.653524	10.495092	-1.49%	0
2014	10.724502	10.653524	-0.66%	0
2013	10.837845	10.724502	-1.05%	5,053
2012	10.591062	10.837845	2.33%	5,053
2011	10.576649	10.591062	0.14%	7,127
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	23.700330	37.601303	58.65%	0
2019	17.521481	23.700330	35.26%	0
2018	19.070560	17.521481	-8.12%	0
2017	15.128127	19.070560	26.06%	0
2016	14.429845	15.128127	4.84%	0
2015	14.648357	14.429845	-1.49%	0
2014	14.287313	14.648357	2.53%	0
2013	10.427761	14.287313	37.01%	0
2012	9.201800	10.427761	13.32%	0
2011	9.742267	9.201800	-5.55%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	30.486746	36.031495	18.19%	0
2019	24.499661	30.486746	24.44%	0
2018	26.291712	24.499661	-6.82%	0
2017	22.457876	26.291712	17.07%	0
2016	20.679053	22.457876	8.60%	0
2015	21.017073	20.679053	-1.61%	0
2014	19.261839	21.017073	9.11%	233
2013	14.160896	19.261839	36.02%	246
2012	12.908706	14.160896	9.70%	259
2011	13.473620	12.908706	-4.19%	272
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	12.135821	12.785585	5.35%	31
2019	10.708015	12.135821	13.33%	33
2018	11.382528	10.708015	-5.93%	34
2017	10.488767	11.382528	8.52%	36
2016	9.372107	10.488767	11.91%	38
2015	9.710823	9.372107	-3.49%	39
2014*	10.000000	9.710823	-2.89%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.296846	13.451471	9.39%	0
2019	11.635048	12.296846	5.69%	0
2018	12.271013	11.635048	-5.18%	0
2017	11.210014	12.271013	9.46%	0
2016	11.020101	11.210014	1.72%	0
2015	12.010066	11.020101	-8.24%	0
2014	12.113330	12.010066	-0.85%	0
2013	13.115558	12.113330	-7.64%	807
2012	12.608799	13.115558	4.02%	893
2011	11.764923	12.608799	7.17%	893
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.807049	12.008521	1.71%	0
2019	11.493435	11.807049	2.73%	0
2018	11.600379	11.493435	-0.92%	0
2017	11.589833	11.600379	0.09%	0
2016	11.573261	11.589833	0.14%	0
2015	11.683511	11.573261	-0.94%	0
2014	11.731651	11.683511	-0.41%	0
2013	11.895761	11.731651	-1.38%	2,308
2012	11.380137	11.895761	4.53%	4,770
2011	11.397306	11.380137	-0.15%	7,271
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	18.317786	25.116301	37.11%	346
2019	13.551660	18.317786	35.17%	346
2018	13.391484	13.551660	1.20%	346
2017	10.348726	13.391484	29.40%	346
2016*	10.000000	10.348726	3.49%	346

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	18.002028	19.947365	10.81%	0
2019	14.551350	18.002028	23.71%	0
2018	18.200362	14.551350	-20.05%	0
2017	14.545291	18.200362	25.13%	0
2016	15.084105	14.545291	-3.57%	0
2015	15.238232	15.084105	-1.01%	0
2014	16.536301	15.238232	-7.85%	0
2013	13.062011	16.536301	26.60%	0
2012	10.838851	13.062011	20.51%	0
2011	13.200066	10.838851	-17.89%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	13.147119	13.750009	4.59%	1,566
2019	10.199083	13.147119	28.90%	1,650
2018	11.275548	10.199083	-9.55%	1,723
2017*	10.000000	11.275548	12.76%	1,804
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2020	28.048349	28.824531	2.77%	0
2019	22.838413	28.048349	22.81%	0
2018	28.855950	22.838413	-20.85%	0
2017	27.060617	28.855950	6.63%	0
2016	21.471362	27.060617	26.03%	0
2015	22.682694	21.471362	-5.34%	0
2014	22.184744	22.682694	2.24%	0
2013	16.075600	22.184744	38.00%	0
2012	13.842379	16.075600	16.13%	0
2011	14.697778	13.842379	-5.82%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.897768	6.927582	17.46%	0
2019	5.348808	5.897768	10.26%	0
2018	7.560210	5.348808	-29.25%	0
2017	7.801719	7.560210	-3.10%	0
2016	5.503148	7.801719	41.77%	0
2015	8.387716	5.503148	-34.39%	0
2014	10.520797	8.387716	-20.27%	0
2013	9.649712	10.520797	9.03%	0
2012*	10.000000	9.649712	-3.50%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	6.062527	7.138153	17.74%	0
2019	5.482363	6.062527	10.58%	0
2018	7.733308	5.482363	-29.11%	0
2017	7.958170	7.733308	-2.83%	0
2016	5.601898	7.958170	42.06%	0
2015	8.515254	5.601898	-34.21%	188
2014	10.648674	8.515254	-20.03%	188
2013	9.745932	10.648674	9.26%	188
2012*	10.000000	9.745932	-2.54%	188

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	37.378036	58.298944	55.97%	7
2019	30.291687	37.378036	23.39%	7
2018	30.250085	30.291687	0.14%	8
2017	24.313864	30.250085	24.41%	8
2016	22.827570	24.313864	6.51%	8
2015	23.778571	22.827570	-4.00%	9
2014	24.515532	23.778571	-3.01%	0
2013	16.508394	24.515532	48.50%	136
2012	15.482265	16.508394	6.63%	161
2011	16.416634	15.482265	-5.69%	2,056

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	28.308625	28.660514	1.24%	2,735
2019	23.179479	28.308625	22.13%	3,014
2018	24.919079	23.179479	-6.98%	3,058
2017	21.265999	24.919079	17.18%	3,098
2016	19.378339	21.265999	9.74%	3,556
2015	19.337819	19.378339	0.21%	4,213
2014	17.908897	19.337819	7.98%	4,374
2013	13.467563	17.908897	32.98%	4,954
2012	11.626573	13.467563	15.83%	6,372
2011	11.094045	11.626573	4.80%	7,744
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	18.105999	18.284241	0.98%	113
2019	15.691383	18.105999	15.39%	114
2018	20.621379	15.691383	-23.91%	114
2017	16.684240	20.621379	23.60%	117
2016	17.022208	16.684240	-1.99%	177
2015	16.824901	17.022208	1.17%	182
2014	18.205466	16.824901	-7.58%	186
2013	15.013956	18.205466	21.26%	272
2012	13.307778	15.013956	12.82%	272
2011	16.719025	13.307778	-20.40%	513
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	34.170078	45.625948	33.53%	907
2019	25.739794	34.170078	32.75%	914
2018	25.462749	25.739794	1.09%	1,107
2017	19.572019	25.462749	30.10%	1,097
2016	19.353435	19.572019	1.13%	1,051
2015	17.670388	19.353435	9.52%	1,336
2014	15.710665	17.670388	12.47%	1,311
2013	11.606973	15.710665	35.36%	1,336
2012	10.117118	11.606973	14.73%	1,676
2011	10.586202	10.117118	-4.91%	1,615
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	38.858618	39.564548	1.82%	1,531
2019	32.802204	38.858618	18.46%	1,660
2018	39.198439	32.802204	-16.32%	1,727
2017	35.155703	39.198439	11.50%	1,769
2016	28.512546	35.155703	23.30%	1,870
2015	30.601313	28.512546	-6.83%	1,974
2014	28.429651	30.601313	7.64%	2,302
2013	20.906587	28.429651	35.98%	6,442
2012	17.862110	20.906587	17.04%	7,640
2011	19.784444	17.862110	-9.72%	5,464

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.468923	22.026106	19.26%	406
2019	15.874636	18.468923	16.34%	407
2018	17.386193	15.874636	-8.69%	667
2017	15.475366	17.386193	12.35%	904
2016	15.088680	15.475366	2.56%	1,491
2015	15.426362	15.088680	-2.19%	1,526
2014	15.317744	15.426362	0.71%	2,120
2013	13.550365	15.317744	13.04%	3,524
2012	12.472250	13.550365	8.64%	2,708
2011	13.100288	12.472250	-4.79%	2,844
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.393306	14.270759	6.55%	0
2019	11.310291	13.393306	18.42%	0
2018	13.578297	11.310291	-16.70%	0
2017	11.946022	13.578297	13.66%	0
2016	10.495243	11.946022	13.82%	0
2015	10.896909	10.495243	-3.69%	0
2014*	10.000000	10.896909	8.97%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	39.271953	42.928040	9.31%	48
2019	32.524382	39.271953	20.75%	48
2018	36.167896	32.524382	-10.07%	48
2017	32.566614	36.167896	11.06%	308
2016	26.216370	32.566614	24.22%	308
2015	27.167666	26.216370	-3.50%	309
2014	26.157957	27.167666	3.86%	309
2013	18.815049	26.157957	39.03%	309
2012	16.453964	18.815049	14.35%	1,585
2011	16.560201	16.453964	-0.64%	1,585
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	34.468575	40.187624	16.59%	6
2019	26.594115	34.468575	29.61%	6
2018	28.227369	26.594115	-5.79%	6
2017	23.506118	28.227369	20.09%	340
2016	21.297539	23.506118	10.37%	340
2015	21.320177	21.297539	-0.11%	341
2014	19.025115	21.320177	12.06%	341
2013	14.584902	19.025115	30.44%	341
2012	12.755087	14.584902	14.35%	342
2011	12.671753	12.755087	0.66%	1,174

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	37.428704	43.529846	16.30%	889
2019	28.953274	37.428704	29.27%	947
2018	30.802216	28.953274	-6.00%	973
2017	25.719558	30.802216	19.76%	1,003
2016	23.358633	25.719558	10.11%	1,033
2015	23.438785	23.358633	-0.34%	1,067
2014	20.974887	23.438785	11.75%	1,258
2013	16.118992	20.974887	30.13%	1,728
2012	14.128868	16.118992	14.09%	1,799
2011	14.072093	14.128868	0.40%	3,479
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	29.020745	35.595237	22.65%	0
2019	21.861783	29.020745	32.75%	0
2018	23.147751	21.861783	-5.56%	0
2017	20.313309	23.147751	13.95%	0
2016	18.627088	20.313309	9.05%	0
2015	19.475511	18.627088	-4.36%	0
2014	17.374684	19.475511	12.09%	0
2013	13.089993	17.374684	32.73%	0
2012	11.832430	13.089993	10.63%	0
2011	11.868869	11.832430	-0.31%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.146718	11.233128	0.78%	0
2019	10.536266	11.146718	5.79%	0
2018	10.674117	10.536266	-1.29%	0
2017	10.443876	10.674117	2.20%	0
2016	9.702417	10.443876	7.64%	0
2015	9.918673	9.702417	-2.18%	0
2014*	10.000000	9.918673	-0.81%	1,982
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	28.021828	29.196999	4.19%	1,010
2019	24.850977	28.021828	12.76%	1,018
2018	26.048003	24.850977	-4.60%	1,026
2017	24.739871	26.048003	5.29%	2,425
2016	21.863151	24.739871	13.16%	2,428
2015	22.747998	21.863151	-3.89%	3,218
2014	22.480133	22.747998	1.19%	3,299
2013	21.318596	22.480133	5.45%	4,627
2012	18.877512	21.318596	12.93%	7,026
2011	18.209866	18.877512	3.67%	8,647
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.731357	10.677507	-0.50%	1,890
2019	9.057798	10.731357	18.48%	1,914
2018*	10.000000	9.057798	-9.42%	2,054

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	17.380733	18.566405	6.82%	37
2019	16.073890	17.380733	8.13%	39
2018	16.367242	16.073890	-1.79%	40
2017	15.922927	16.367242	2.79%	42
2016	15.522189	15.922927	2.58%	44
2015	15.749059	15.522189	-1.44%	44
2014	15.357815	15.749059	2.55%	44
2013	15.385111	15.357815	-0.18%	44
2012	14.192616	15.385111	8.40%	1,233
2011	14.045357	14.192616	1.05%	1,233
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	16.822968	17.927503	6.57%	4,906
2019	15.597157	16.822968	7.86%	4,942
2018	15.912300	15.597157	-1.98%	5,140
2017	15.523035	15.912300	2.51%	5,890
2016	15.175105	15.523035	2.29%	8,790
2015	15.427206	15.175105	-1.63%	9,387
2014	15.084687	15.427206	2.27%	11,490
2013	15.154163	15.084687	-0.46%	10,402
2012	14.014777	15.154163	8.13%	10,580
2011	13.907721	14.014777	0.77%	11,864
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ
2020	18.991348	21.982257	15.75%	266
2019	15.671407	18.991348	21.18%	266
2018	17.196210	15.671407	-8.87%	266
2017	14.662992	17.196210	17.28%	266
2016	14.500884	14.662992	1.12%	266
2015	14.681397	14.500884	-1.23%	266
2014	14.051694	14.681397	4.48%	266
2013	11.625428	14.051694	20.87%	266
2012	10.202323	11.625428	13.95%	266
2011	11.016099	10.202323	-7.39%	266
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ
2020	17.068802	19.722431	15.55%	80
2019	14.103517	17.068802	21.03%	80
2018	15.497251	14.103517	-8.99%	80
2017	13.237219	15.497251	17.07%	80
2016	13.112248	13.237219	0.95%	80
2015	13.296059	13.112248	-1.38%	80
2014	12.749500	13.296059	4.29%	80
2013	10.569684	12.749500	20.62%	104
2012	9.293722	10.569684	13.73%	104
2011	10.056009	9.293722	-7.58%	1,275

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2020	20.425040	23.154140	13.36%	0
2019	17.495949	20.425040	16.74%	0
2018	18.728206	17.495949	-6.58%	0
2017	16.635889	18.728206	12.58%	0
2016	16.345486	16.635889	1.78%	0
2015	16.539805	16.345486	-1.17%	0
2014	15.840091	16.539805	4.42%	0
2013	13.877041	15.840091	14.15%	0
2012	12.493574	13.877041	11.07%	0
2011	12.994312	12.493574	-3.85%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	18.713348	21.176238	13.16%	908
2019	16.049693	18.713348	16.60%	914
2018	17.212089	16.049693	-6.75%	914
2017	15.315733	17.212089	12.38%	914
2016	15.073232	15.315733	1.61%	914
2015	15.265503	15.073232	-1.26%	914
2014	14.640078	15.265503	4.27%	914
2013	12.847203	14.640078	13.96%	914
2012	11.586012	12.847203	10.89%	914
2011	12.066213	11.586012	-3.98%	2,530
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2020	24.433184	29.528772	20.86%	0
2019	19.895089	24.433184	22.81%	0
2018	21.036007	19.895089	-5.42%	0
2017	18.315274	21.036007	14.85%	0
2016	17.298900	18.315274	5.88%	0
2015	17.420596	17.298900	-0.70%	0
2014	16.015997	17.420596	8.77%	0
2013	13.565358	16.015997	18.07%	0
2012	11.944488	13.565358	13.57%	63
2011	12.564007	11.944488	-4.93%	63
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	24.736692	29.847742	20.66%	65
2019	20.172488	24.736692	22.63%	65
2018	21.367816	20.172488	-5.59%	258
2017	18.624960	21.367816	14.73%	258
2016	17.620799	18.624960	5.70%	258
2015	17.770781	17.620799	-0.84%	726
2014	16.348685	17.770781	8.70%	783
2013	13.872281	16.348685	17.85%	783
2012	12.228803	13.872281	13.44%	783
2011	12.869407	12.228803	-4.98%	783

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2020	23.575167	31.090115	31.88%	0
2019	18.360943	23.575167	28.40%	0
2018	19.557673	18.360943	-6.12%	346
2017	15.994217	19.557673	22.28%	346
2016	15.753709	15.994217	1.53%	346
2015	15.762674	15.753709	-0.06%	346
2014	14.388004	15.762674	9.55%	346
2013	10.522930	14.388004	36.73%	346
2012	8.687183	10.522930	21.13%	346
2011	9.035054	8.687183	-3.85%	346
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	22.875860	30.137144	31.74%	464
2019	17.834918	22.875860	28.26%	963
2018	19.036620	17.834918	-6.31%	1,436
2017	15.600712	19.036620	22.02%	1,550
2016	15.380673	15.600712	1.43%	1,560
2015	15.409627	15.380673	-0.19%	2,156
2014	14.094390	15.409627	9.33%	2,216
2013	10.318392	14.094390	36.59%	2,778
2012	8.543293	10.318392	20.78%	4,538
2011	8.893003	8.543293	-3.93%	6,048
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	24.523144	25.814788	5.27%	165
2019	19.494234	24.523144	25.80%	178
2018	21.541944	19.494234	-9.51%	2,010
2017	19.327991	21.541944	11.45%	2,570
2016	16.591704	19.327991	16.49%	2,680
2015	17.509108	16.591704	-5.24%	2,679
2014	16.311380	17.509108	7.34%	2,681
2013	12.896785	16.311380	26.48%	2,681
2012	11.139204	12.896785	15.78%	2,507
2011	11.178213	11.139204	-0.35%	2,542
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	25.871270	27.207104	5.16%	10,681
2019	20.601122	25.871270	25.58%	10,820
2018	22.799209	20.601122	-9.64%	13,109
2017	20.484094	22.799209	11.30%	13,310
2016	17.613077	20.484094	16.30%	16,168
2015	18.616027	17.613077	-5.39%	16,659
2014	17.369292	18.616027	7.18%	17,466
2013	13.753066	17.369292	26.29%	21,873
2012	11.892257	13.753066	15.65%	30,126
2011	11.958087	11.892257	-0.55%	36,983

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2020	11.521092	11.419248	-0.88%	286
2019	11.429731	11.521092	0.80%	271
2018	11.382000	11.429731	0.42%	435
2017	11.442099	11.382000	-0.53%	422
2016	11.557057	11.442099	-0.99%	408
2015	11.694143	11.557057	-1.17%	636
2014	11.834993	11.694143	-1.19%	636
2013	11.975265	11.834993	-1.17%	618
2012	12.104644	11.975265	-1.07%	795
2011	12.237900	12.104644	-1.09%	909
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2020	24.140221	25.695509	6.44%	161
2019	18.803305	24.140221	28.38%	161
2018	20.932561	18.803305	-10.17%	187
2017	18.143051	20.932561	15.38%	391
2016	15.837562	18.143051	14.56%	391
2015	16.415829	15.837562	-3.52%	391
2014	15.051831	16.415829	9.06%	391
2013	11.415115	15.051831	31.86%	391
2012	9.758388	11.415115	16.98%	391
2011	9.723559	9.758388	0.36%	391
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	24.038393	25.553507	6.30%	5,106
2019	18.761779	24.038393	28.12%	5,116
2018	20.913404	18.761779	-10.29%	6,702
2017	18.151437	20.913404	15.22%	7,406
2016	15.863453	18.151437	14.42%	7,646
2015	16.474319	15.863453	-3.71%	7,872
2014	15.127270	16.474319	8.90%	8,283
2013	11.490478	15.127270	31.65%	9,524
2012	9.835623	11.490478	16.83%	17,848
2011	9.821376	9.835623	0.15%	21,981
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	27.619819	39.227240	42.03%	2,011
2019	20.833417	27.619819	32.57%	2,030
2018	21.146110	20.833417	-1.48%	2,050
2017	15.853129	21.146110	33.39%	2,455
2016	15.931449	15.853129	-0.49%	2,475
2015	15.062630	15.931449	5.77%	2,501
2014	13.711507	15.062630	9.85%	2,526
2013	10.189141	13.711507	34.57%	2,550
2012	9.003568	10.189141	13.17%	2,630
2011	9.099848	9.003568	-1.06%	3,123

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	20.903626	29.647198	41.83%	17,286
2019	15.791946	20.903626	32.37%	18,357
2018	16.054218	15.791946	-1.63%	21,420
2017	12.052411	16.054218	33.20%	20,233
2016	12.131675	12.052411	-0.65%	19,979
2015	11.485990	12.131675	5.62%	22,238
2014	10.472193	11.485990	9.68%	24,297
2013	7.793604	10.472193	34.37%	30,552
2012	6.895369	7.793604	13.03%	44,287
2011	6.981212	6.895369	-1.23%	56,783
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	17.806277	18.058614	1.42%	0
2019	15.682681	17.806277	13.54%	0
2018	16.467117	15.682681	-4.76%	0
2017	15.565905	16.467117	5.79%	208
2016	13.774699	15.565905	13.00%	208
2015	14.486070	13.774699	-4.91%	208
2014	14.506134	14.486070	-0.14%	208
2013	13.867744	14.506134	4.60%	208
2012	12.291658	13.867744	12.82%	208
2011	11.970652	12.291658	2.68%	208
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	18.742273	18.966110	1.19%	3,096
2019	16.528752	18.742273	13.39%	3,676
2018	17.360252	16.528752	-4.79%	4,461
2017	16.434357	17.360252	5.63%	4,615
2016	14.569118	16.434357	12.80%	5,477
2015	15.339045	14.569118	-5.02%	5,927
2014	15.386216	15.339045	-0.31%	3,556
2013	14.733544	15.386216	4.43%	3,760
2012	13.084803	14.733544	12.60%	5,691
2011	12.768895	13.084803	2.47%	9,622
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2020	27.026219	31.572207	16.82%	2,982
2019	20.825488	27.026219	29.77%	3,289
2018	22.071185	20.825488	-5.64%	3,730
2017	18.353353	22.071185	20.26%	4,093
2016	16.606187	18.353353	10.52%	4,230
2015	16.586571	16.606187	0.12%	5,601
2014	14.782024	16.586571	12.21%	6,075
2013	11.313603	14.782024	30.66%	6,677
2012	9.879037	11.313603	14.52%	6,958
2011	9.798991	9.879037	0.82%	9,384

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2020	21.165508	22.876077	8.08%	2,695
2019	19.534303	21.165508	8.35%	2,695
2018	19.878339	19.534303	-1.73%	2,867
2017	19.305064	19.878339	2.97%	2,978
2016	18.654407	19.305064	3.49%	2,959
2015	18.994044	18.654407	-1.79%	3,030
2014	18.166070	18.994044	4.56%	3,032
2013	18.719474	18.166070	-2.96%	3,020
2012	17.892053	18.719474	4.62%	3,105
2011	16.871463	17.892053	6.05%	6,979
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	74.145342	86.470226	16.62%	706
2019	60.840683	74.145342	21.87%	724
2018	72.145785	60.840683	-15.67%	864
2017	60.494834	72.145785	19.26%	884
2016	54.612523	60.494834	10.77%	905
2015	56.117500	54.612523	-2.68%	905
2014	53.485000	56.117500	4.92%	905
2013	39.786394	53.485000	34.43%	905
2012	35.094194	39.786394	13.37%	764
2011	39.783174	35.094194	-11.79%	764
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	45.172763	52.605042	16.45%	7,597
2019	37.119878	45.172763	21.69%	7,740
2018	44.085951	37.119878	-15.80%	11,367
2017	37.017621	44.085951	19.09%	11,890
2016	33.474719	37.017621	10.58%	12,354
2015	34.442268	33.474719	-2.81%	13,991
2014	32.877510	34.442268	4.76%	13,722
2013	24.491633	32.877510	34.24%	15,012
2012	21.638643	24.491633	13.18%	19,539
2011	24.567166	21.638643	-11.92%	24,214
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	18.551409	21.168718	14.11%	324
2019	14.706787	18.551409	26.14%	324
2018	17.489773	14.706787	-15.91%	351
2017	13.605760	17.489773	28.55%	351
2016	14.513896	13.605760	-6.26%	351
2015	14.194722	14.513896	2.25%	351
2014	15.643811	14.194722	-9.26%	351
2013	12.144608	15.643811	28.81%	351
2012	10.197693	12.144608	19.09%	409
2011	12.469635	10.197693	-18.22%	409

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	14.490172	16.511478	13.95%	6,688
2019	11.502795	14.490172	25.97%	6,701
2018	13.707214	11.502795	-16.08%	7,111
2017	10.672704	13.707214	28.43%	7,101
2016	11.402704	10.672704	-6.40%	7,776
2015	11.172883	11.402704	2.06%	10,074
2014	12.331735	11.172883	-9.40%	3,502
2013	9.588836	12.331735	28.61%	4,645
2012	8.062545	9.588836	18.93%	6,638
2011	9.872129	8.062545	-18.33%	10,322
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2020	26.558323	27.874222	4.95%	0
2019	20.363305	26.558323	30.42%	0
2018	23.958776	20.363305	-15.01%	0
2017	20.988347	23.958776	14.15%	0
2016	18.983752	20.988347	10.56%	0
2015	19.372533	18.983752	-2.01%	0
2014	17.616191	19.372533	9.97%	0
2013	13.477771	17.616191	30.71%	0
2012	11.292760	13.477771	19.35%	0
2011	11.728685	11.292760	-3.72%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2020	25.827747	27.054224	4.75%	0
2019	19.822764	25.827747	30.29%	0
2018	23.353945	19.822764	-15.12%	0
2017	20.489014	23.353945	13.98%	99
2016	18.563496	20.489014	10.37%	104
2015	18.973601	18.563496	-2.16%	112
2014	17.284436	18.973601	9.77%	124
2013	13.235034	17.284436	30.60%	143
2012	11.112595	13.235034	19.10%	150
2011	11.556827	11.112595	-3.84%	800
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	32.149735	34.361874	6.88%	0
2019	24.231045	32.149735	32.68%	0
2018	29.668992	24.231045	-18.33%	0
2017	25.189326	29.668992	17.78%	0
2016	23.287126	25.189326	8.17%	0
2015	24.312680	23.287126	-4.22%	0
2014	23.064416	24.312680	5.41%	302
2013	17.895979	23.064416	28.88%	100
2012	14.251496	17.895979	25.57%	0
2011	15.824451	14.251496	-9.94%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	29.603623	31.594203	6.72%	2,093
2019	22.344108	29.603623	32.49%	2,112
2018	27.414063	22.344108	-18.49%	5,517
2017	23.299336	27.414063	17.66%	5,544
2016	21.580587	23.299336	7.96%	5,637
2015	22.562541	21.580587	-4.35%	5,884
2014	21.440172	22.562541	5.23%	6,092
2013	16.669062	21.440172	28.62%	6,909
2012	13.278252	16.669062	25.54%	6,966
2011	14.774464	13.278252	-10.13%	8,074
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.448833	17.055867	10.40%	374
2019	13.045703	15.448833	18.42%	374
2018	14.615235	13.045703	-10.74%	411
2017	13.209891	14.615235	10.64%	450
2016	11.812893	13.209891	11.83%	1,239
2015	12.748465	11.812893	-7.34%	1,366
2014	12.545987	12.748465	1.61%	1,478
2013	10.259562	12.545987	22.29%	1,518
2012	9.003906	10.259562	13.95%	1,239
2011	9.255758	9.003906	-2.72%	1,499
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2020	35.306641	40.543725	14.83%	0
2019	27.576829	35.306641	28.03%	0
2018	29.334088	27.576829	-5.99%	114
2017	24.567303	29.334088	19.40%	106
2016	21.374741	24.567303	14.94%	182
2015	22.399492	21.374741	-4.57%	172
2014	20.798457	22.399492	7.70%	489
2013	16.186634	20.798457	28.49%	256
2012	14.605401	16.186634	10.83%	1,222
2011	13.907217	14.605401	5.02%	1,899
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	18.184765	17.801995	-2.10%	0
2019	16.311656	18.184765	11.48%	0
2018	19.486279	16.311656	-16.29%	0
2017	16.853734	19.486279	15.62%	0
2016	15.869288	16.853734	6.20%	0
2015	17.143507	15.869288	-7.43%	0
2014	19.471584	17.143507	-11.96%	0
2013	15.987198	19.471584	21.79%	0
2012	13.644445	15.987198	17.17%	0
2011	15.420536	13.644445	-11.52%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	28.646833	40.189719	40.29%	1,332
2019	21.253023	28.646833	34.79%	1,359
2018	22.383397	21.253023	-5.05%	1,479
2017	17.834337	22.383397	25.51%	1,514
2016	17.693498	17.834337	0.80%	1,526
2015	17.096297	17.693498	3.49%	2,084
2014	15.997192	17.096297	6.87%	2,229
2013	11.582225	15.997192	38.12%	3,075
2012	10.338184	11.582225	12.03%	9,820
2011	11.177777	10.338184	-7.51%	3,487
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	27.577087	26.949580	-2.28%	3,335
2019	22.340222	27.577087	23.44%	3,363
2018	25.804352	22.340222	-13.42%	3,487
2017	22.212868	25.804352	16.17%	4,047
2016	19.217407	22.212868	15.59%	4,137
2015	20.735304	19.217407	-7.32%	4,416
2014	19.236526	20.735304	7.79%	4,994
2013	14.352894	19.236526	34.03%	6,546
2012	12.215815	14.352894	17.49%	8,689
2011	12.630126	12.215815	-3.28%	11,106
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	21.474942	24.155968	12.48%	0
2019	16.854076	21.474942	27.42%	0
2018	18.829023	16.854076	-10.49%	0
2017	16.838589	18.829023	11.82%	0
2016	15.456141	16.838589	8.94%	0
2015	16.601810	15.456141	-6.90%	0
2014	15.537717	16.601810	6.85%	0
2013	12.167492	15.537717	27.70%	0
2012	10.814350	12.167492	12.51%	1,346
2011	10.952350	10.814350	-1.26%	1,346
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	20.766977	23.302307	12.21%	133
2019	16.336271	20.766977	27.12%	133
2018	18.294000	16.336271	-10.70%	133
2017	16.403331	18.294000	11.53%	133
2016	15.090106	16.403331	8.70%	133
2015	16.248764	15.090106	-7.13%	133
2014	15.249569	16.248764	6.55%	133
2013	11.970888	15.249569	27.39%	962
2012	10.664777	11.970888	12.25%	1,315
2011	10.825819	10.664777	-1.49%	1,484
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020*	10.000000	14.707613	47.08%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.672289	46.72%	255
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	35.869399	45.233623	26.11%	4
2019	27.548161	35.869399	30.21%	5
2018	32.117885	27.548161	-14.23%	5
2017	23.785709	32.117885	35.03%	5
2016	24.054108	23.785709	-1.12%	6
2015	23.422478	24.054108	2.70%	5
2014	23.175719	23.422478	1.06%	301
2013	18.425630	23.175719	25.78%	0
2012	15.379485	18.425630	19.81%	0
2011	16.973024	15.379485	-9.39%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	34.342799	43.206428	25.81%	2,694
2019	26.442610	34.342799	29.88%	2,726
2018	30.904818	26.442610	-14.44%	3,217
2017	22.945340	30.904818	34.69%	3,520
2016	23.259793	22.945340	-1.35%	3,609
2015	22.708369	23.259793	2.43%	4,155
2014	22.521148	22.708369	0.83%	4,580
2013	17.949772	22.521148	25.47%	1,779
2012	15.021217	17.949772	19.50%	1,843
2011	16.620552	15.021217	-9.62%	2,476
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.237268	11.479981	2.16%	0
2019	10.264782	11.237268	9.47%	0
2018	10.868082	10.264782	-5.55%	0
2017	10.350488	10.868082	5.00%	0
2016	9.833433	10.350488	5.26%	0
2015	10.183059	9.833433	-3.43%	0
2014	10.022240	10.183059	1.60%	0
2013	10.157406	10.022240	-1.33%	0
2012*	10.000000	10.157406	1.57%	70
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	20.508786	20.868930	1.76%	5,606
2019	18.767352	20.508786	9.28%	6,076
2018	19.899864	18.767352	-5.69%	6,764
2017	18.994314	19.899864	4.77%	6,932
2016	18.090987	18.994314	4.99%	7,174
2015	18.778641	18.090987	-3.66%	7,986
2014	18.544678	18.778641	1.26%	9,366
2013	18.839046	18.544678	-1.56%	11,593
2012	16.852405	18.839046	11.79%	14,837
2011	16.946560	16.852405	-0.56%	17,457

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	28.225297	31.718144	12.37%	152
2019	22.277300	28.225297	26.70%	152
2018	26.592953	22.277300	-16.23%	365
2017	21.930912	26.592953	21.26%	373
2016	22.352271	21.930912	-1.89%	385
2015	23.231459	22.352271	-3.78%	398
2014	23.492520	23.231459	-1.11%	398
2013	20.028883	23.492520	17.29%	399
2012	17.589486	20.028883	13.87%	402
2011	19.141079	17.589486	-8.11%	405
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	28.835912	32.391182	12.33%	6,132
2019	22.154745	28.835912	30.16%	6,492
2018	24.401207	22.154745	-9.21%	8,968
2017	21.174255	24.401207	15.24%	9,088
2016	19.255207	21.174255	9.97%	9,400
2015	18.901834	19.255207	1.87%	9,757
2014	17.329087	18.901834	9.08%	10,972
2013	13.344251	17.329087	29.86%	12,644
2012	11.582873	13.344251	15.21%	20,174
2011	11.760246	11.582873	-1.51%	23,668
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares - Q/NQ
2020	27.410608	29.586064	7.94%	0
2019	22.145721	27.410608	23.77%	0
2018	25.286432	22.145721	-12.42%	0
2017	22.270269	25.286432	13.54%	0
2016	19.870557	22.270269	12.08%	0
2015	20.956089	19.870557	-5.18%	0
2014	20.310031	20.956089	3.18%	0
2013	15.958328	20.310031	27.27%	0
2012	14.557800	15.958328	9.62%	0
2011	15.738050	14.557800	-7.50%	197
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	40.373938	47.838905	18.49%	5
2019	32.311241	40.373938	24.95%	5
2018	36.471106	32.311241	-11.41%	5
2017	32.335301	36.471106	12.79%	5
2016	27.722236	32.335301	16.64%	5
2015	29.817977	27.722236	-7.03%	5
2014	26.962552	29.817977	10.59%	33
2013	19.352326	26.962552	39.32%	37
2012	16.601735	19.352326	16.57%	47
2011	17.183127	16.601735	-3.38%	159

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	22.531812	26.632669	18.20%	2,802
2019	18.080440	22.531812	24.62%	2,805
2018	20.457210	18.080440	-11.62%	2,805
2017	18.176541	20.457210	12.55%	4,925
2016	15.633888	18.176541	16.26%	4,753
2015	16.850619	15.633888	-7.22%	4,487
2014	15.275038	16.850619	10.31%	4,448
2013	10.994276	15.275038	38.94%	4,636
2012	9.457041	10.994276	16.25%	4,474
2011	9.805330	9.457041	-3.55%	3,992
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.110964	13.287553	19.59%	0
2019	8.789174	11.110964	26.42%	0
2018	11.058728	8.789174	-20.52%	0
2017	8.851793	11.058728	24.93%	0
2016	9.209072	8.851793	-3.88%	0
2015	9.040141	9.209072	1.87%	0
2014*	10.000000	9.040141	-9.60%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	18.228013	20.508577	12.51%	0
2019	15.150017	18.228013	20.32%	0
2018	16.217109	15.150017	-6.58%	0
2017	13.877666	16.217109	16.86%	0
2016	14.415999	13.877666	-3.73%	1,192
2015	15.919854	14.415999	-9.45%	1,247
2014	17.008748	15.919854	-6.40%	1,813
2013	13.757710	17.008748	23.63%	2,490
2012	11.684549	13.757710	17.74%	2,273
2011	12.744555	11.684549	-8.32%	2,509
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.575938	10.315799	-2.46%	0
2019	9.060611	10.575938	16.72%	0
2018	11.260975	9.060611	-19.54%	0
2017	8.916269	11.260975	26.30%	0
2016	7.471650	8.916269	19.33%	0
2015	9.459663	7.471650	-21.02%	0
2014*	10.000000	9.459663	-5.40%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	25.864687	34.784605	34.49%	4,406
2019	18.931930	25.864687	36.62%	4,546
2018	18.982134	18.931930	-0.26%	4,713
2017	15.166106	18.982134	25.16%	6,788
2016	14.672542	15.166106	3.36%	6,839
2015	14.220437	14.672542	3.18%	7,570
2014	13.258439	14.220437	7.26%	7,860
2013	9.779684	13.258439	35.57%	8,308
2012	8.502374	9.779684	15.02%	9,243
2011	9.170786	8.502374	-7.29%	10,429
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	35.752242	51.425454	43.84%	2,329
2019	25.614183	35.752242	39.58%	2,326
2018	26.380060	25.614183	-2.90%	2,326
2017	21.134403	26.380060	24.82%	2,340
2016	19.660528	21.134403	7.50%	2,352
2015	20.335661	19.660528	-3.32%	2,504
2014	22.250193	20.335661	-8.60%	2,580
2013	15.947167	22.250193	39.52%	3,071
2012	13.351183	15.947167	19.44%	3,342
2011	15.097365	13.351183	-11.57%	3,807
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	33.419873	34.082221	1.98%	1,891
2019	26.119093	33.419873	27.95%	1,959
2018	29.492618	26.119093	-11.44%	1,988
2017	25.436909	29.492618	15.94%	2,018
2016	22.627826	25.436909	12.41%	2,890
2015	23.118591	22.627826	-2.12%	3,457
2014	21.233106	23.118591	8.88%	3,765
2013	15.849242	21.233106	33.97%	4,128
2012	13.843511	15.849242	14.49%	6,396
2011	14.076964	13.843511	-1.66%	7,712
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.526251	26.753097	18.76%	0
2019	18.145077	22.526251	24.15%	0
2018	20.345127	18.145077	-10.81%	0
2017	16.236876	20.345127	25.30%	0
2016	15.825647	16.236876	2.60%	349
2015	15.065684	15.825647	5.04%	349
2014	15.077883	15.065684	-0.08%	683
2013	11.956778	15.077883	26.10%	797
2012	10.439213	11.956778	14.54%	229
2011	10.756923	10.439213	-2.95%	229

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.677804	21.342857	20.73%	2,638
2019	12.818373	17.677804	37.91%	2,700
2018	12.900638	12.818373	-0.64%	4,140
2017	10.192641	12.900638	26.57%	4,356
2016	9.746717	10.192641	4.58%	4,536
2015*	10.000000	9.746717	-2.53%	4,738
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	15.454539	16.421600	6.26%	24
2019	14.141732	15.454539	9.28%	24
2018	14.445978	14.141732	-2.11%	24
2017	13.807085	14.445978	4.63%	24
2016	13.200759	13.807085	4.59%	309
2015	13.473208	13.200759	-2.02%	331
2014	12.677731	13.473208	6.27%	1,831
2013	12.906594	12.677731	-1.77%	386
2012	11.963898	12.906594	7.88%	472
2011	11.488067	11.963898	4.14%	575
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.834488	20.606324	48.95%	0
2019	10.541075	13.834488	31.24%	0
2018	12.804290	10.541075	-17.68%	0
2017	10.323213	12.804290	24.03%	0
2016	10.713061	10.323213	-3.64%	0
2015	10.914612	10.713061	-1.85%	0
2014	11.198582	10.914612	-2.54%	0
2013	9.361443	11.198582	19.62%	0
2012	8.202376	9.361443	14.13%	0
2011	9.185799	8.202376	-10.71%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	20.396405	22.569322	10.65%	2,129
2019	17.091977	20.396405	19.33%	2,136
2018	18.207291	17.091977	-6.13%	3,319
2017	15.914442	18.207291	14.41%	3,343
2016	14.777298	15.914442	7.70%	3,760
2015	14.811017	14.777298	-0.23%	2,898
2014	14.278344	14.811017	3.73%	3,744
2013	11.722228	14.278344	21.81%	3,405
2012	10.253438	11.722228	14.32%	4,562
2011	10.282176	10.253438	-0.28%	1,867

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.751916	13.758730	7.90%	867
2019	11.842928	12.751916	7.68%	834
2018	12.117623	11.842928	-2.27%	1,507
2017	11.882763	12.117623	1.98%	1,550
2016	11.716163	11.882763	1.42%	1,601
2015	11.885924	11.716163	-1.43%	1,662
2014	11.459768	11.885924	3.72%	1,725
2013	11.905379	11.459768	-3.74%	742
2012	11.480144	11.905379	3.70%	5,316
2011	10.990144	11.480144	4.46%	7,566
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	25.169069	32.309821	28.37%	259
2019	18.901149	25.169069	33.16%	297
2018	21.122267	18.901149	-10.52%	336
2017	16.323247	21.122267	29.40%	375
2016	16.490098	16.323247	-1.01%	414
2015	15.665392	16.490098	5.26%	526
2014	15.569850	15.665392	0.61%	570
2013	12.250255	15.569850	27.10%	617
2012	10.156210	12.250255	20.62%	1,607
2011	11.334491	10.156210	-10.40%	2,021
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	27.077050	40.528709	49.68%	122
2019	21.035194	27.077050	28.72%	132
2018	21.432803	21.035194	-1.86%	202
2017	16.974057	21.432803	26.27%	290
2016	15.751944	16.974057	7.76%	300
2015	14.980441	15.751944	5.15%	310
2014	14.030568	14.980441	6.77%	321
2013	10.956614	14.030568	28.06%	333
2012	9.446186	10.956614	15.99%	1,358
2011	10.030959	9.446186	-5.83%	3,246
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	21.528020	24.051358	11.72%	266
2019	17.339069	21.528020	24.16%	246
2018	17.942899	17.339069	-3.37%	909
2017	14.894334	17.942899	20.47%	1,022
2016	13.570176	14.894334	9.76%	1,058
2015	13.587356	13.570176	-0.13%	1,098
2014	12.476372	13.587356	8.90%	1,138
2013	9.496885	12.476372	31.37%	235
2012	8.211406	9.496885	15.65%	202
2011	8.500979	8.211406	-3.41%	500

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	23.643730	25.708412	8.73%	87
2019	18.547871	23.643730	27.47%	119
2018	18.826615	18.547871	-1.48%	151
2017	15.846503	18.826615	18.81%	185
2016	14.428533	15.846503	9.83%	221
2015	14.507753	14.428533	-0.55%	262
2014	13.132201	14.507753	10.47%	303
2013	10.162586	13.132201	29.22%	347
2012	9.035171	10.162586	12.48%	1,409
2011	9.110228	9.035171	-0.82%	1,466
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.176260	19.101504	11.21%	13
2019	14.024549	17.176260	22.47%	493
2018	15.904915	14.024549	-11.82%	480
2017	13.437156	15.904915	18.37%	480
2016	12.550261	13.437156	7.07%	1,315
2015	12.929453	12.550261	-2.93%	1,379
2014	12.523331	12.929453	3.24%	1,497
2013	9.789829	12.523331	27.92%	1,540
2012	8.530964	9.789829	14.76%	1,791
2011	9.222635	8.530964	-7.50%	2,066
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.414028	16.703244	8.36%	0
2019	13.428598	15.414028	14.79%	0
2018	14.496239	13.428598	-7.36%	0
2017	13.093838	14.496239	10.71%	0
2016	12.489561	13.093838	4.84%	0
2015	12.776593	12.489561	-2.25%	0
2014	12.398930	12.776593	3.05%	923
2013	10.945235	12.398930	13.28%	0
2012	9.975148	10.945235	9.73%	0
2011	10.233697	9.975148	-2.53%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.600079	18.281552	10.13%	0
2019	13.973421	16.600079	18.80%	0
2018	15.400760	13.973421	-9.27%	0
2017	13.459874	15.400760	14.42%	0
2016	12.693535	13.459874	6.04%	0
2015	13.020707	12.693535	-2.51%	0
2014	12.587557	13.020707	3.44%	0
2013	10.507937	12.587557	19.79%	0
2012	9.359029	10.507937	12.28%	0
2011	9.810720	9.359029	-4.60%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.499783	14.350521	6.30%	0
2019	12.346329	13.499783	9.34%	0
2018	12.831384	12.346329	-3.78%	0
2017	12.210420	12.831384	5.09%	0
2016	11.813376	12.210420	3.36%	0
2015	12.045260	11.813376	-1.93%	0
2014	11.797908	12.045260	2.10%	0
2013	11.379856	11.797908	3.67%	0
2012	10.714917	11.379856	6.21%	0
2011	10.693892	10.714917	0.20%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.059256	17.562609	9.36%	0
2019	13.758000	16.059256	16.73%	0
2018	14.988177	13.758000	-8.21%	0
2017	13.310368	14.988177	12.61%	0
2016	12.621042	13.310368	5.46%	0
2015	12.911961	12.621042	-2.25%	1,253
2014	12.497626	12.911961	3.32%	1,253
2013	10.737610	12.497626	16.39%	1,253
2012	9.671916	10.737610	11.02%	1,253
2011	10.022954	9.671916	-3.50%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.873047	18.714408	10.91%	0
2019	13.971881	16.873047	20.76%	0
2018	15.627685	13.971881	-10.60%	0
2017	13.396338	15.627685	16.66%	0
2016	12.601942	13.396338	6.30%	0
2015	12.950251	12.601942	-2.69%	0
2014	12.535692	12.950251	3.31%	0
2013	10.209409	12.535692	22.79%	0
2012	9.018302	10.209409	13.21%	0
2011	9.574904	9.018302	-5.81%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.873077	16.025220	7.75%	0
2019	13.170178	14.873077	12.93%	0
2018	13.997763	13.170178	-5.91%	0
2017	12.892788	13.997763	8.57%	1,690
2016	12.310589	12.892788	4.73%	1,690
2015	12.594251	12.310589	-2.25%	1,690
2014	12.247258	12.594251	2.83%	0
2013	11.143623	12.247258	9.90%	0
2012	10.249814	11.143623	8.72%	0
2011	10.402177	10.249814	-1.46%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.918100	16.541700	3.92%	0
2019	14.322985	15.918100	11.14%	0
2018	17.195884	14.322985	-16.71%	0
2017	14.182225	17.195884	21.25%	0
2016	14.195691	14.182225	-0.09%	0
2015	14.951670	14.195691	-5.06%	0
2014	16.475527	14.951670	-9.25%	0
2013	13.885408	16.475527	18.65%	0
2012	11.754706	13.885408	18.13%	0
2011	13.585442	11.754706	-13.48%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.752421	17.52%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.752935	17.53%	312
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	14.104980	14.912892	5.73%	465
2019	13.104349	14.104980	7.64%	427
2018	13.320228	13.104349	-1.62%	387
2017	12.913780	13.320228	3.15%	346
2016	12.406906	12.913780	4.09%	309
2015	12.648693	12.406906	-1.91%	268
2014	12.186274	12.648693	3.79%	231
2013	12.574661	12.186274	-3.09%	195
2012	11.811888	12.574661	6.46%	159
2011	11.215326	11.811888	5.32%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	13.685729	14.437202	5.49%	57
2019	12.743584	13.685729	7.39%	59
2018	12.988558	12.743584	-1.89%	61
2017	12.618492	12.988558	2.93%	61
2016	12.162568	12.618492	3.75%	61
2015	12.419645	12.162568	-2.07%	61
2014	12.008623	12.419645	3.42%	61
2013	12.418819	12.008623	-3.30%	61
2012	11.694912	12.418819	6.19%	61
2011	11.141529	11.694912	4.97%	722

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.597099	15.725680	7.73%	212
2019	13.481060	14.597099	8.28%	220
2018	13.846969	13.481060	-2.64%	222
2017	13.505943	13.846969	2.53%	296
2016	13.228253	13.505943	2.10%	296
2015	13.458526	13.228253	-1.71%	476
2014	12.987966	13.458526	3.62%	579
2013	13.420672	12.987966	-3.22%	53
2012	12.681415	13.420672	5.83%	53
2011	12.103098	12.681415	4.78%	564
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	29.860227	33.336467	11.64%	1,301
2019	24.638559	29.860227	21.19%	2,402
2018	30.286672	24.638559	-18.65%	5,946
2017	21.705897	30.286672	39.53%	5,883
2016	20.440214	21.705897	6.19%	5,826
2015	24.697738	20.440214	-17.24%	6,032
2014	26.517225	24.697738	-6.86%	6,188
2013	26.724652	26.517225	-0.78%	412
2012	23.121521	26.724652	15.58%	412
2011	30.233872	23.121521	-23.52%	412
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.252038	12.833175	4.74%	116
2020	12.252038	12.833175	4.74%	116
2019	10.807715	12.252038	13.36%	126
2018	11.277932	10.807715	-4.17%	134
2017	10.692077	11.277932	5.48%	145
2016	9.479622	10.692077	12.79%	154
2015	9.851622	9.479622	-3.78%	164
2014*	10.000000	9.851622	-1.48%	175
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	14.929985	15.648077	4.81%	9,305
2019	14.219695	14.929985	5.00%	8,935
2018	14.400266	14.219695	-1.25%	9,501
2017	14.277107	14.400266	0.86%	8,074
2016	14.343666	14.277107	-0.46%	7,747
2015	14.533681	14.343666	-1.31%	9,728
2014	14.067452	14.533681	3.31%	19,164
2013	14.840154	14.067452	-5.21%	11,581
2012	14.575291	14.840154	1.82%	13,933
2011	13.753974	14.575291	5.97%	27,339

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.830645	9.736326	-0.96%	48,163
2019	9.775895	9.830645	0.56%	57,448
2018	9.759561	9.775895	0.17%	70,082
2017	9.836312	9.759561	-0.78%	48,792
2016	9.954693	9.836312	-1.19%	49,791
2015	10.075593	9.954693	-1.20%	62,663
2014	10.197963	10.075593	-1.20%	59,221
2013	10.321823	10.197963	-1.20%	70,596
2012	10.447534	10.321823	-1.20%	87,022
2011	10.574069	10.447534	-1.20%	74,745
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.621345	11.300355	6.39%	508
2019	9.040485	10.621345	17.49%	508
2018	10.740805	9.040485	-15.83%	508
2017	8.554721	10.740805	25.55%	508
2016	8.603819	8.554721	-0.57%	508
2015	8.998121	8.603819	-4.38%	508
2014	9.173436	8.998121	-1.91%	508
2013	7.897771	9.173436	16.15%	508
2012	6.937571	7.897771	13.84%	508
2011	7.801852	6.937571	-11.08%	508
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	26.945601	30.034281	11.46%	4,449
2019	22.041887	26.945601	22.25%	4,780
2018	24.478622	22.041887	-9.95%	5,508
2017	20.919695	24.478622	17.01%	5,540
2016	19.341845	20.919695	8.16%	6,043
2015	19.774134	19.341845	-2.19%	7,506
2014	19.063897	19.774134	3.73%	8,689
2013	15.163671	19.063897	25.72%	8,576
2012	13.242325	15.163671	14.51%	9,730
2011	13.951311	13.242325	-5.08%	10,261
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	19.040344	20.581347	8.09%	1,084
2019	16.708342	19.040344	13.96%	1,084
2018	17.774349	16.708342	-6.00%	1,084
2017	16.187812	17.774349	9.80%	341
2016	15.412504	16.187812	5.03%	341
2015	15.626845	15.412504	-1.37%	341
2014	15.123207	15.626845	3.33%	0
2013	13.495265	15.123207	12.06%	0
2012	12.487474	13.495265	8.07%	0
2011	12.527985	12.487474	-0.32%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	23.194826	25.579131	10.28%	0
2019	19.573488	23.194826	18.50%	0
2018	21.183220	19.573488	-7.60%	0
2017	18.674385	21.183220	13.43%	0
2016	17.542888	18.674385	6.45%	445
2015	17.850910	17.542888	-1.73%	445
2014	17.172696	17.850910	3.95%	440
2013	14.545637	17.172696	18.06%	406
2012	13.116007	14.545637	10.90%	0
2011	13.400366	13.116007	-2.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	16.061778	16.934659	5.43%	57,485
2019	14.841981	16.061778	8.22%	57,738
2018	15.299131	14.841981	-2.99%	57,995
2017	14.651819	15.299131	4.42%	58,597
2016	14.222877	14.651819	3.02%	59,722
2015	14.357618	14.222877	-0.94%	66,079
2014	13.987830	14.357618	2.64%	68,807
2013	13.505188	13.987830	3.57%	73,730
2012	12.996949	13.505188	3.91%	75,338
2011	12.779899	12.996949	1.70%	78,692
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.238017	24.243980	9.02%	28,324
2019	19.115967	22.238017	16.33%	31,181
2018	20.514653	19.115967	-6.82%	32,767
2017	18.386358	20.514653	11.58%	35,339
2016	17.368450	18.386358	5.86%	78,337
2015	17.638438	17.368450	-1.53%	79,694
2014	16.973256	17.638438	3.92%	83,487
2013	14.730145	16.973256	15.23%	87,288
2012	13.454751	14.730145	9.48%	96,617
2011	13.623333	13.454751	-1.24%	123,776
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	25.296431	28.074171	10.98%	16,037
2020	25.296431	28.074171	10.98%	16,037
2019	21.016224	25.296431	20.37%	21,578
2018	23.054215	21.016224	-8.84%	24,518
2017	19.998031	23.054215	15.28%	25,415
2016	18.657809	19.998031	7.18%	27,790
2015	19.023258	18.657809	-1.92%	32,481
2014	18.344946	19.023258	3.70%	46,743
2013	15.172486	18.344946	20.91%	52,653
2012	13.499618	15.172486	12.39%	55,220
2011	13.960115	13.499618	-3.30%	59,553

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	19.313012	20.713183	7.25%	5,558
2019	17.225098	19.313012	12.12%	12,127
2018	18.111355	17.225098	-4.89%	12,217
2017	16.784650	18.111355	7.90%	11,866
2016	16.071425	16.784650	4.44%	14,549
2015	16.271601	16.071425	-1.23%	18,484
2014	15.724008	16.271601	3.48%	21,106
2013	14.403355	15.724008	9.17%	35,056
2012	13.493812	14.403355	6.74%	36,120
2011	13.381370	13.493812	0.84%	45,808
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	23.584796	30.272807	28.36%	0
2019	18.331649	23.584796	28.66%	0
2018	19.198799	18.331649	-4.52%	0
2017	14.961093	19.198799	28.32%	0
2016	14.846847	14.961093	0.77%	0
2015	14.571151	14.846847	1.89%	0
2014	13.389334	14.571151	8.83%	0
2013	10.082228	13.389334	32.80%	0
2012	8.786769	10.082228	14.74%	0
2011	9.190355	8.786769	-4.39%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	40.614896	47.710686	17.47%	0
2019	29.871661	40.614896	35.96%	0
2018	30.626316	29.871661	-2.46%	0
2017	24.347317	30.626316	25.79%	0
2016	23.778499	24.347317	2.39%	0
2015	22.900968	23.778499	3.83%	0
2014	21.304365	22.900968	7.49%	0
2013	15.773594	21.304365	35.06%	0
2012	13.452045	15.773594	17.26%	488
2011	13.926167	13.452045	-3.40%	1,098
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	39.545243	46.309817	17.11%	23,362
2019	29.144928	39.545243	35.68%	23,680
2018	29.962534	29.144928	-2.73%	27,366
2017	23.865430	29.962534	25.55%	29,907
2016	23.377358	23.865430	2.09%	31,392
2015	22.572737	23.377358	3.56%	33,948
2014	21.044964	22.572737	7.26%	36,433
2013	15.629299	21.044964	34.65%	43,292
2012	13.358654	15.629299	17.00%	58,053
2011	13.866543	13.358654	-3.66%	72,515

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	30.508095	30.562060	0.18%	473
2019	24.374842	30.508095	25.16%	482
2018	27.253585	24.374842	-10.56%	733
2017	25.437308	27.253585	7.14%	860
2016	21.416606	25.437308	18.77%	884
2015	22.684317	21.416606	-5.59%	928
2014	20.327840	22.684317	11.59%	1,102
2013	15.625672	20.327840	30.09%	0
2012	13.819552	15.625672	13.07%	0
2011	13.919336	13.819552	-0.72%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.807361	18.07%	4,655
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	38.543847	43.075666	11.76%	0
2019	31.047786	38.543847	24.14%	0
2018	35.464356	31.047786	-12.45%	0
2017	31.002033	35.464356	14.39%	0
2016	26.085068	31.002033	18.85%	0
2015	27.088369	26.085068	-3.70%	0
2014	25.056920	27.088369	8.11%	0
2013	19.061648	25.056920	31.45%	0
2012	16.423941	19.061648	16.06%	0
2011	17.056999	16.423941	-3.71%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	35.470412	39.542805	11.48%	781
2019	28.626269	35.470412	23.91%	1,312
2018	32.766199	28.626269	-12.63%	3,339
2017	28.694111	32.766199	14.19%	3,355
2016	24.198722	28.694111	18.58%	3,249
2015	25.190888	24.198722	-3.94%	3,593
2014	23.353921	25.190888	7.87%	3,497
2013	17.798382	23.353921	31.21%	3,632
2012	15.361373	17.798382	15.86%	4,048
2011	15.975442	15.361373	-3.84%	5,675
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.114927	22.576144	-2.33%	0
2019	18.890925	23.114927	22.36%	0
2018	22.018238	18.890925	-14.20%	0
2017	19.575840	22.018238	12.48%	0
2016	16.848653	19.575840	16.19%	0
2015	17.560003	16.848653	-4.05%	0
2014	15.188249	17.560003	15.62%	0
2013	11.330294	15.188249	34.05%	0
2012	9.857019	11.330294	14.95%	0
2011	10.213593	9.857019	-3.49%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	25.455366	35.339473	38.83%	226
2019	19.031688	25.455366	33.75%	224
2018	20.988645	19.031688	-9.32%	222
2017	17.042462	20.988645	23.16%	220
2016	15.962605	17.042462	6.76%	305
2015	16.071366	15.962605	-0.68%	394
2014	15.863906	16.071366	1.31%	418
2013	11.154206	15.863906	42.22%	446
2012	9.982934	11.154206	11.73%	301
2011	10.191699	9.982934	-2.05%	2,865
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	30.738437	31.934311	3.89%	0
2019	26.144193	30.738437	17.57%	0
2018	31.865904	26.144193	-17.96%	0
2017	29.571687	31.865904	7.76%	0
2016	23.766576	29.571687	24.43%	0
2015	25.596816	23.766576	-7.15%	0
2014	24.207812	25.596816	5.74%	0
2013	17.451300	24.207812	38.72%	0
2012	14.665357	17.451300	19.00%	31
2011	15.635937	14.665357	-6.21%	72
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	27.351921	28.361656	3.69%	1,496
2019	23.324523	27.351921	17.27%	1,547
2018	28.487443	23.324523	-18.12%	1,622
2017	26.511847	28.487443	7.45%	1,805
2016	21.361436	26.511847	24.11%	1,905
2015	23.071968	21.361436	-7.41%	2,362
2014	21.872470	23.071968	5.48%	2,780
2013	15.810177	21.872470	38.34%	3,179
2012	13.301737	15.810177	18.86%	3,145
2011	14.239479	13.301737	-6.59%	3,438
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	35.157852	42.617349	21.22%	0
2019	28.321035	35.157852	24.14%	0
2018	32.812592	28.321035	-13.69%	0
2017	29.263127	32.812592	12.13%	0
2016	24.112219	29.263127	21.36%	0
2015	24.810797	24.112219	-2.82%	0
2014	24.909106	24.810797	-0.39%	0
2013	17.892326	24.909106	39.22%	0
2012	15.679427	17.892326	14.11%	214
2011	16.803578	15.679427	-6.69%	398

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	34.561596	41.780737	20.89%	1,461
2019	27.906134	34.561596	23.85%	1,465
2018	32.405895	27.906134	-13.89%	1,520
2017	28.974039	32.405895	11.84%	2,427
2016	23.930252	28.974039	21.08%	2,629
2015	24.688784	23.930252	-3.07%	3,009
2014	24.850490	24.688784	-0.65%	3,076
2013	17.895432	24.850490	38.86%	3,181
2012	15.719685	17.895432	13.84%	5,135
2011	16.890381	15.719685	-6.93%	5,597
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	21.244257	23.802050	12.04%	0
2019	16.787315	21.244257	26.55%	0
2018	17.888090	16.787315	-6.15%	0
2017	14.511643	17.888090	23.27%	0
2016	12.935493	14.511643	12.18%	0
2015	13.250649	12.935493	-2.38%	0
2014	12.586030	13.250649	5.28%	0
2013	8.875221	12.586030	41.81%	0
2012	7.688829	8.875221	15.43%	0
2011	8.808767	7.688829	-12.71%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	22.338027	25.018638	12.00%	0
2020	22.338027	25.018638	12.00%	0
2019	17.942843	22.338027	24.50%	0
2018	19.278346	17.942843	-6.93%	0
2017	16.449236	19.278346	17.20%	0
2016	15.119595	16.449236	8.79%	0
2015	15.352951	15.119595	-1.52%	0
2014	14.049768	15.352951	9.28%	0
2013	10.247697	14.049768	37.10%	0
2012	9.302740	10.247697	10.16%	0
2011	9.724722	9.302740	-4.34%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	22.104659	24.752256	11.98%	0
2019	17.749913	22.104659	24.53%	0
2018	19.088126	17.749913	-7.01%	0
2017	16.322011	19.088126	16.95%	0
2016	15.003070	16.322011	8.79%	0
2015	15.249096	15.003070	-1.61%	0
2014	13.966469	15.249096	9.18%	0
2013	10.202673	13.966469	36.89%	0
2012	9.271473	10.202673	10.04%	0
2011	9.700646	9.271473	-4.42%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	18.043305	16.811130	-6.83%	1,432
2019	14.000097	18.043305	28.88%	1,706
2018	14.770326	14.000097	-5.21%	1,915
2017	14.084023	14.770326	4.87%	2,008
2016	13.300084	14.084023	5.89%	2,059
2015	14.269320	13.300084	-6.79%	2,686
2014	11.230093	14.269320	27.06%	2,860
2013	11.067633	11.230093	1.47%	3,794
2012	9.692167	11.067633	14.19%	4,516
2011	9.242303	9.692167	4.87%	6,392
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.303886	33.04%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020*	10.000000	13.283180	32.83%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.883542	11.057459	1.60%	3
2019	10.583168	10.883542	2.84%	3
2018	10.625255	10.583168	-0.40%	3
2017	10.586764	10.625255	0.36%	3
2016	10.454496	10.586764	1.27%	3
2015	10.617677	10.454496	-1.54%	3
2014	10.693812	10.617677	-0.71%	3
2013	10.812296	10.693812	-1.10%	3
2012	10.571451	10.812296	2.28%	3
2011	10.562393	10.571451	0.09%	3
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	23.560800	37.361062	58.57%	0
2019	17.427137	23.560800	35.20%	0
2018	18.977542	17.427137	-8.17%	0
2017	15.061932	18.977542	26.00%	0
2016	14.373958	15.061932	4.79%	0
2015	14.599000	14.373958	-1.54%	0
2014	14.246386	14.599000	2.48%	0
2013	10.403142	14.246386	36.94%	0
2012	9.184736	10.403142	13.27%	967
2011	9.729110	9.184736	-5.60%	967

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	30.246142	35.729052	18.13%	0
2019	24.318608	30.246142	24.37%	0
2018	26.110714	24.318608	-6.86%	0
2017	22.314507	26.110714	17.01%	0
2016	20.557399	22.314507	8.55%	0
2015	20.904006	20.557399	-1.66%	0
2014	19.167918	20.904006	9.06%	0
2013	14.098972	19.167918	35.95%	0
2012	12.858771	14.098972	9.64%	0
2011	13.428283	12.858771	-4.24%	551
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	12.101073	12.742532	5.30%	0
2019	10.682749	12.101073	13.28%	0
2018	11.361450	10.682749	-5.97%	0
2017	10.474617	11.361450	8.47%	0
2016	9.364189	10.474617	11.86%	0
2015	9.707524	9.364189	-3.54%	0
2014*	10.000000	9.707524	-2.92%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.230648	13.372288	9.33%	0
2019	11.578259	12.230648	5.63%	0
2018	12.217332	11.578259	-5.23%	0
2017	11.166609	12.217332	9.41%	0
2016	10.982981	11.166609	1.67%	0
2015	11.975670	10.982981	-8.29%	0
2014	12.084754	11.975670	-0.90%	0
2013	13.091230	12.084754	-7.69%	0
2012	12.591802	13.091230	3.97%	0
2011	11.754996	12.591802	7.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.743496	11.937845	1.65%	0
2019	11.437350	11.743496	2.68%	0
2018	11.549646	11.437350	-0.97%	305
2017	11.544975	11.549646	0.04%	273
2016	11.534283	11.544975	0.09%	459
2015	11.650049	11.534283	-0.99%	428
2014	11.703976	11.650049	-0.46%	397
2013	11.873704	11.703976	-1.43%	367
2012	11.364804	11.873704	4.48%	0
2011	11.387689	11.364804	-0.20%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	18.285769	25.059729	37.04%	2,785
2019	13.534810	18.285769	35.10%	2,658
2018	13.381641	13.534810	1.14%	2,686
2017	10.346327	13.381641	29.34%	2,715
2016*	10.000000	10.346327	3.46%	2,715

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	17.842595	19.760693	10.75%	0
2019	14.429779	17.842595	23.65%	0
2018	18.057517	14.429779	-20.09%	0
2017	14.438416	18.057517	25.07%	0
2016	14.980822	14.438416	-3.62%	0
2015	15.141559	14.980822	-1.06%	0
2014	16.439707	15.141559	-7.90%	0
2013	12.992279	16.439707	26.53%	0
2012	10.786458	12.992279	20.45%	0
2011	13.142902	10.786458	-17.93%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	13.129390	13.724521	4.53%	179
2019	10.190479	13.129390	28.84%	191
2018	11.271774	10.190479	-9.59%	202
2017*	10.000000	11.271774	12.72%	215
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2020	27.800013	28.554882	2.72%	0
2019	22.647659	27.800013	22.75%	0
2018	28.629524	22.647659	-20.89%	0
2017	26.861826	28.629524	6.58%	0
2016	21.324377	26.861826	25.97%	0
2015	22.538821	21.324377	-5.39%	0
2014	22.055192	22.538821	2.19%	0
2013	15.989807	22.055192	37.93%	0
2012	13.775478	15.989807	16.07%	0
2011	14.634139	13.775478	-5.87%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.874887	6.897202	17.40%	0
2019	5.330766	5.874887	10.21%	0
2018	7.538548	5.330766	-29.29%	0
2017	7.783289	7.538548	-3.14%	0
2016	5.492918	7.783289	41.70%	0
2015	8.376393	5.492918	-34.42%	0
2014	10.511920	8.376393	-20.32%	0
2013	9.646448	10.511920	8.97%	0
2012*	10.000000	9.646448	-3.54%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	6.039040	7.106910	17.68%	0
2019	5.463885	6.039040	10.53%	0
2018	7.711172	5.463885	-29.14%	0
2017	7.939389	7.711172	-2.87%	0
2016	5.591499	7.939389	41.99%	0
2015	8.503752	5.591499	-34.25%	0
2014	10.639686	8.503752	-20.08%	0
2013	9.742629	10.639686	9.21%	0
2012*	10.000000	9.742629	-2.57%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	37.176829	57.955852	55.89%	23
2019	30.143875	37.176829	23.33%	23
2018	30.117807	30.143875	0.09%	23
2017	24.219747	30.117807	24.35%	23
2016	22.750669	24.219747	6.46%	0
2015	23.710466	22.750669	-4.05%	0
2014	24.457696	23.710466	-3.06%	0
2013	16.477775	24.457696	48.43%	0
2012	15.461387	16.477775	6.57%	0
2011	16.402783	15.461387	-5.74%	553

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	28.053684	28.388021	1.19%	8,195
2019	22.982357	28.053684	22.07%	8,990
2018	24.719748	22.982357	-7.03%	8,947
2017	21.106535	24.719748	17.12%	8,827
2016	19.242736	21.106535	9.69%	8,859
2015	19.212228	19.242736	0.16%	9,428
2014	17.801586	19.212228	7.92%	9,568
2013	13.393635	17.801586	32.91%	8,747
2012	11.568614	13.393635	15.78%	8,654
2011	11.044322	11.568614	4.75%	11,269
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	17.942856	18.110311	0.93%	98
2019	15.557865	17.942856	15.33%	149
2018	20.456339	15.557865	-23.95%	199
2017	16.559057	20.456339	23.54%	215
2016	16.903035	16.559057	-2.04%	243
2015	16.715572	16.903035	1.12%	273
2014	18.096329	16.715572	-7.63%	302
2013	14.931510	18.096329	21.20%	332
2012	13.241414	14.931510	12.76%	355
2011	16.644073	13.241414	-20.44%	382
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	33.862225	45.192011	33.46%	0
2019	25.520798	33.862225	32.68%	0
2018	25.258976	25.520798	1.04%	0
2017	19.425189	25.258976	30.03%	0
2016	19.217947	19.425189	1.08%	0
2015	17.555574	19.217947	9.47%	0
2014	15.616483	17.555574	12.42%	0
2013	11.543231	15.616483	35.29%	0
2012	10.066673	11.543231	14.67%	0
2011	10.538746	10.066673	-4.95%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	38.508549	39.188275	1.77%	1,347
2019	32.523151	38.508549	18.40%	1,295
2018	38.884771	32.523151	-16.36%	1,270
2017	34.891984	38.884771	11.44%	1,572
2016	28.312941	34.891984	23.24%	1,668
2015	30.402469	28.312941	-6.87%	2,597
2014	28.259214	30.402469	7.58%	3,765
2013	20.791768	28.259214	35.92%	3,964
2012	17.773029	20.791768	16.98%	4,144
2011	19.695726	17.773029	-9.76%	4,215

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.369455	21.896389	19.20%	19,716
2019	15.797136	18.369455	16.28%	19,716
2018	17.310125	15.797136	-8.74%	20,502
2017	15.415441	17.310125	12.29%	21,421
2016	15.037839	15.415441	2.51%	22,420
2015	15.382175	15.037839	-2.24%	23,541
2014	15.281611	15.382175	0.66%	24,345
2013	13.525237	15.281611	12.99%	24,537
2012	12.455436	13.525237	8.59%	24,634
2011	13.089237	12.455436	-4.84%	24,345
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.354904	14.222649	6.50%	0
2019	11.283577	13.354904	18.36%	0
2018	13.553128	11.283577	-16.75%	0
2017	11.929891	13.553128	13.61%	0
2016	10.486380	11.929891	13.77%	0
2015	10.893224	10.486380	-3.73%	0
2014*	10.000000	10.893224	8.93%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	38.924085	42.526266	9.25%	0
2019	32.252596	38.924085	20.69%	0
2018	35.883951	32.252596	-10.12%	0
2017	32.327244	35.883951	11.00%	0
2016	26.036809	32.327244	24.16%	0
2015	26.995261	26.036809	-3.55%	0
2014	26.005119	26.995261	3.81%	0
2013	18.714573	26.005119	38.96%	0
2012	16.374398	18.714573	14.29%	0
2011	16.488456	16.374398	-0.69%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	34.163262	39.811515	16.53%	0
2019	26.371895	34.163262	29.54%	0
2018	28.005759	26.371895	-5.83%	0
2017	23.333337	28.005759	20.02%	0
2016	21.151673	23.333337	10.31%	0
2015	21.184877	21.151673	-0.16%	0
2014	18.913948	21.184877	12.01%	0
2013	14.507012	18.913948	30.38%	0
2012	12.693406	14.507012	14.29%	0
2011	12.616851	12.693406	0.61%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	37.114265	43.142332	16.24%	6,805
2019	28.724563	37.114265	29.21%	6,805
2018	30.574454	28.724563	-6.05%	6,811
2017	25.542263	30.574454	19.70%	6,819
2016	23.209311	25.542263	10.05%	6,825
2015	23.300744	23.209311	-0.39%	6,825
2014	20.861915	23.300744	11.69%	6,825
2013	16.040277	20.861915	30.06%	12,307
2012	14.067015	16.040277	14.03%	12,307
2011	14.017573	14.067015	0.35%	8,502
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	28.763597	35.261998	22.59%	0
2019	21.679039	28.763597	32.68%	0
2018	22.965965	21.679039	-5.60%	0
2017	20.163952	22.965965	13.90%	0
2016	18.499473	20.163952	9.00%	0
2015	19.351886	18.499473	-4.40%	0
2014	17.273140	19.351886	12.03%	0
2013	13.020086	17.273140	32.67%	0
2012	11.775210	13.020086	10.57%	0
2011	11.817443	11.775210	-0.36%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.114776	11.195262	0.72%	0
2019	10.511390	11.114776	5.74%	0
2018	10.654334	10.511390	-1.34%	0
2017	10.429782	10.654334	2.15%	0
2016	9.694221	10.429782	7.59%	0
2015	9.915306	9.694221	-2.23%	0
2014*	10.000000	9.915306	-0.85%	0
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	27.769439	28.919387	4.14%	379
2019	24.639610	27.769439	12.70%	388
2018	25.839597	24.639610	-4.64%	715
2017	24.554320	25.839597	5.23%	1,384
2016	21.710127	24.554320	13.10%	1,422
2015	22.600220	21.710127	-3.94%	1,988
2014	22.345404	22.600220	1.14%	2,924
2013	21.201553	22.345404	5.40%	2,926
2012	18.783406	21.201553	12.87%	3,743
2011	18.128233	18.783406	3.61%	3,751
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.723900	10.664693	-0.55%	0
2019	9.056086	10.723900	18.42%	743
2018*	10.000000	9.056086	-9.44%	743

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	17.226752	18.392618	6.77%	0
2019	15.939548	17.226752	8.08%	0
2018	16.238713	15.939548	-1.84%	0
2017	15.805861	16.238713	2.74%	0
2016	15.415850	15.805861	2.53%	0
2015	15.649095	15.415850	-1.49%	0
2014	15.268045	15.649095	2.50%	0
2013	15.302938	15.268045	-0.23%	0
2012	14.123980	15.302938	8.35%	0
2011	13.984490	14.123980	1.00%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	16.673192	17.758897	6.51%	2,456
2019	15.466127	16.673192	7.80%	2,309
2018	15.786662	15.466127	-2.03%	3,087
2017	15.408243	15.786662	2.46%	3,379
2016	15.070508	15.408243	2.24%	10,846
2015	15.328633	15.070508	-1.68%	11,094
2014	14.995890	15.328633	2.22%	12,540
2013	15.072581	14.995890	-0.51%	13,432
2012	13.946401	15.072581	8.08%	17,422
2011	13.846849	13.946401	0.72%	18,323
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ
2020	18.793719	21.742500	15.69%	127
2019	15.516174	18.793719	21.12%	127
2018	17.034548	15.516174	-8.91%	127
2017	14.532479	17.034548	17.22%	127
2016	14.379070	14.532479	1.07%	127
2015	14.565443	14.379070	-1.28%	127
2014	13.947762	14.565443	4.43%	127
2013	11.545283	13.947762	20.81%	127
2012	10.137121	11.545283	13.89%	127
2011	10.951228	10.137121	-7.43%	127
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ
2020	16.899704	19.517185	15.49%	0
2019	13.970856	16.899704	20.96%	215
2018	15.359307	13.970856	-9.04%	215
2017	13.126014	15.359307	17.01%	215
2016	13.008654	13.126014	0.90%	215
2015	13.197700	13.008654	-1.43%	215
2014	12.661601	13.197700	4.23%	215
2013	10.502133	12.661601	20.56%	215
2012	9.239012	10.502133	13.67%	215
2011	10.001865	9.239012	-7.63%	361

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2020	20.212449	22.901542	13.30%	0
2019	17.322612	20.212449	16.68%	0
2018	18.552108	17.322612	-6.63%	0
2017	16.487771	18.552108	12.52%	0
2016	16.208126	16.487771	1.73%	0
2015	16.409125	16.208126	-1.22%	0
2014	15.722890	16.409125	4.36%	0
2013	13.781342	15.722890	14.09%	0
2012	12.413724	13.781342	11.02%	0
2011	12.917792	12.413724	-3.90%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	18.527918	20.955794	13.10%	320
2019	15.898711	18.527918	16.54%	320
2018	17.058851	15.898711	-6.80%	439
2017	15.187041	17.058851	12.33%	439
2016	14.954124	15.187041	1.56%	439
2015	15.152537	14.954124	-1.31%	439
2014	14.539102	15.152537	4.22%	439
2013	12.765064	14.539102	13.90%	1,127
2012	11.517776	12.765064	10.83%	1,768
2011	12.001215	11.517776	-4.03%	1,768
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2020	24.179048	29.206854	20.79%	0
2019	19.698121	24.179048	22.75%	0
2018	20.838344	19.698121	-5.47%	0
2017	18.152328	20.838344	14.80%	0
2016	17.153651	18.152328	5.82%	0
2015	17.283073	17.153651	-0.75%	0
2014	15.897595	17.283073	8.72%	0
2013	13.471902	15.897595	18.01%	0
2012	11.868221	13.471902	13.51%	0
2011	12.490085	11.868221	-4.98%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	24.491607	29.537060	20.60%	3,746
2019	19.982736	24.491607	22.56%	4,055
2018	21.177590	19.982736	-5.64%	4,343
2017	18.468470	21.177590	14.67%	4,688
2016	17.481571	18.468470	5.65%	5,000
2015	17.639292	17.481571	-0.89%	5,332
2014	16.235931	17.639292	8.64%	5,696
2013	13.783582	16.235931	17.79%	6,045
2012	12.156778	13.783582	13.38%	6,348
2011	12.800070	12.156778	-5.03%	6,674

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2020	23.346537	30.773042	31.81%	0
2019	18.192073	23.346537	28.33%	0
2018	19.387668	18.192073	-6.17%	0
2017	15.863194	19.387668	22.22%	0
2016	15.632559	15.863194	1.48%	0
2015	15.649386	15.632559	-0.11%	0
2014	14.291823	15.649386	9.50%	0
2013	10.457875	14.291823	36.66%	0
2012	8.637861	10.457875	21.07%	0
2011	8.988295	8.637861	-3.90%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	22.654148	29.829969	31.68%	8,002
2019	17.671003	22.654148	28.20%	8,053
2018	18.871280	17.671003	-6.36%	8,047
2017	15.473008	18.871280	21.96%	8,116
2016	15.262468	15.473008	1.38%	8,106
2015	15.298939	15.262468	-0.24%	8,080
2014	14.000237	15.298939	9.28%	8,099
2013	10.254649	14.000237	36.53%	8,206
2012	8.494824	10.254649	20.72%	8,284
2011	8.847018	8.494824	-3.98%	8,252
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	24.267994	25.533284	5.21%	182
2019	19.301168	24.267994	25.73%	198
2018	21.339464	19.301168	-9.55%	213
2017	19.155984	21.339464	11.40%	228
2016	16.452346	19.155984	16.43%	244
2015	17.370842	16.452346	-5.29%	260
2014	16.190764	17.370842	7.29%	797
2013	12.807890	16.190764	26.41%	814
2012	11.068037	12.807890	15.72%	830
2011	11.112413	11.068037	-0.40%	636
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	25.615059	26.924014	5.11%	11,457
2019	20.407438	25.615059	25.52%	13,058
2018	22.596368	20.407438	-9.69%	14,764
2017	20.312082	22.596368	11.25%	15,501
2016	17.473984	20.312082	16.24%	39,278
2015	18.478363	17.473984	-5.44%	41,861
2014	17.249583	18.478363	7.12%	50,328
2013	13.665188	17.249583	26.23%	52,291
2012	11.822262	13.665188	15.59%	55,817
2011	11.893705	11.822262	-0.60%	64,809

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2020	11.401182	11.294689	-0.93%	0
2019	11.316513	11.401182	0.75%	0
2018	11.274983	11.316513	0.37%	0
2017	11.340241	11.274983	-0.58%	0
2016	11.459960	11.340241	-1.04%	0
2015	11.601757	11.459960	-1.22%	0
2014	11.747441	11.601757	-1.24%	0
2013	11.892681	11.747441	-1.22%	0
2012	12.027278	11.892681	-1.12%	0
2011	12.165815	12.027278	-1.14%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2020	23.888970	25.415220	6.39%	1,913
2019	18.617018	23.888970	28.32%	1,913
2018	20.735739	18.617018	-10.22%	1,939
2017	17.981532	20.735739	15.32%	1,972
2016	15.704484	17.981532	14.50%	1,972
2015	16.286143	15.704484	-3.57%	1,972
2014	14.940483	16.286143	9.01%	1,972
2013	11.336396	14.940483	31.79%	1,972
2012	9.696020	11.336396	16.92%	1,972
2011	9.666292	9.696020	0.31%	2,305
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	23.800274	25.287577	6.25%	9,191
2019	18.585332	23.800274	28.06%	10,373
2018	20.727280	18.585332	-10.33%	10,852
2017	17.998982	20.727280	15.16%	11,552
2016	15.738155	17.998982	14.37%	12,218
2015	16.352473	15.738155	-3.76%	12,880
2014	15.022986	16.352473	8.85%	16,778
2013	11.417039	15.022986	31.58%	17,393
2012	9.777713	11.417039	16.77%	18,125
2011	9.768484	9.777713	0.09%	15,203
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	27.332356	38.799326	41.95%	623
2019	20.627018	27.332356	32.51%	623
2018	20.947280	20.627018	-1.53%	643
2017	15.711990	20.947280	33.32%	857
2016	15.797592	15.711990	-0.54%	2,451
2015	14.943642	15.797592	5.71%	2,491
2014	13.610064	14.943642	9.80%	3,670
2013	10.118878	13.610064	34.50%	3,677
2012	8.946023	10.118878	13.11%	3,582
2011	9.046250	8.946023	-1.11%	3,903

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	20.696578	29.338708	41.76%	4,012
2019	15.643442	20.696578	32.30%	4,784
2018	15.911345	15.643442	-1.68%	5,595
2017	11.951176	15.911345	33.14%	6,145
2016	12.035843	11.951176	-0.70%	6,141
2015	11.401024	12.035843	5.57%	8,123
2014	10.399990	11.401024	9.63%	13,112
2013	7.743790	10.399990	34.30%	14,636
2012	6.854770	7.743790	12.97%	17,102
2011	6.943616	6.854770	-1.28%	23,959
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	17.621101	17.861762	1.37%	0
2019	15.527442	17.621101	13.48%	0
2018	16.312420	15.527442	-4.81%	0
2017	15.427457	16.312420	5.74%	0
2016	13.659071	15.427457	12.95%	0
2015	14.371747	13.659071	-4.96%	0
2014	14.398940	14.371747	-0.19%	0
2013	13.772234	14.398940	4.55%	0
2012	12.213208	13.772234	12.77%	0
2011	11.900268	12.213208	2.63%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	18.556649	18.768771	1.14%	620
2019	16.373340	18.556649	13.33%	632
2018	17.205777	16.373340	-4.84%	825
2017	16.296355	17.205777	5.58%	1,166
2016	14.454062	16.296355	12.75%	1,206
2015	15.225613	14.454062	-5.07%	4,475
2014	15.280169	15.225613	-0.36%	4,765
2013	14.639419	15.280169	4.38%	5,049
2012	13.007807	14.639419	12.54%	6,225
2011	12.700166	13.007807	2.42%	8,103
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2020	26.745067	31.227947	16.76%	1,327
2019	20.619275	26.745067	29.71%	1,338
2018	21.863772	20.619275	-5.69%	1,366
2017	18.190040	21.863772	20.20%	1,400
2016	16.466731	18.190040	10.47%	2,880
2015	16.455606	16.466731	0.07%	2,889
2014	14.672735	16.455606	12.15%	2,898
2013	11.235641	14.672735	30.59%	2,841
2012	9.815934	11.235641	14.46%	3,846
2011	9.741312	9.815934	0.77%	3,854

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2020	20.945353	22.626679	8.03%	0
2019	19.340903	20.945353	8.30%	0
2018	19.691557	19.340903	-1.78%	0
2017	19.133323	19.691557	2.92%	0
2016	18.497792	19.133323	3.44%	65
2015	18.844119	18.497792	-1.84%	71
2014	18.031796	18.844119	4.50%	193
2013	18.590510	18.031796	-3.01%	894
2012	17.777815	18.590510	4.57%	908
2011	16.772197	17.777815	6.00%	2,060
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	73.373901	85.527265	16.56%	151
2019	60.238159	73.373901	21.81%	151
2018	71.467701	60.238159	-15.71%	170
2017	59.956488	71.467701	19.20%	193
2016	54.153854	59.956488	10.72%	193
2015	55.674375	54.153854	-2.73%	193
2014	53.089543	55.674375	4.87%	193
2013	39.512203	53.089543	34.36%	193
2012	34.870028	39.512203	13.31%	193
2011	39.549044	34.870028	-11.83%	519
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	44.725286	52.057591	16.39%	2,956
2019	36.770774	44.725286	21.63%	3,417
2018	43.693594	36.770774	-15.84%	3,679
2017	36.706678	43.693594	19.03%	4,089
2016	33.210302	36.706678	10.53%	4,345
2015	34.187519	33.210302	-2.86%	5,918
2014	32.650867	34.187519	4.71%	8,535
2013	24.335107	32.650867	34.17%	8,839
2012	21.511259	24.335107	13.13%	10,334
2011	24.434884	21.511259	-11.96%	12,747
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	18.358197	20.937637	14.05%	110
2019	14.560989	18.358197	26.08%	110
2018	17.325222	14.560989	-15.95%	124
2017	13.484557	17.325222	28.48%	334
2016	14.391863	13.484557	-6.30%	334
2015	14.082494	14.391863	2.20%	375
2014	15.527994	14.082494	-9.31%	383
2013	12.060798	15.527994	28.75%	383
2012	10.132465	12.060798	19.03%	383
2011	12.396152	10.132465	-18.26%	418

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	14.346548	16.339536	13.89%	746
2019	11.394546	14.346548	25.91%	1,007
2018	13.585145	11.394546	-16.12%	1,033
2017	10.582991	13.585145	28.37%	1,072
2016	11.312568	10.582991	-6.45%	1,102
2015	11.090182	11.312568	2.01%	1,115
2014	12.246656	11.090182	-9.44%	1,375
2013	9.527506	12.246656	28.54%	1,426
2012	8.015040	9.527506	18.87%	1,473
2011	9.818940	8.015040	-18.37%	1,714
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2020	26.309685	27.599285	4.90%	0
2019	20.182873	26.309685	30.36%	0
2018	23.758582	20.182873	-15.05%	0
2017	20.823478	23.758582	14.10%	0
2016	18.844132	20.823478	10.50%	0
2015	19.239796	18.844132	-2.06%	0
2014	17.504349	19.239796	9.91%	0
2013	13.398986	17.504349	30.64%	0
2012	11.232435	13.398986	19.29%	0
2011	11.671929	11.232435	-3.77%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2020	25.585857	26.787284	4.70%	0
2019	19.647058	25.585857	30.23%	0
2018	23.158734	19.647058	-15.16%	0
2017	20.327991	23.158734	13.93%	0
2016	18.426903	20.327991	10.32%	0
2015	18.843528	18.426903	-2.21%	0
2014	17.174631	18.843528	9.72%	0
2013	13.157611	17.174631	30.53%	0
2012	11.053192	13.157611	19.04%	0
2011	11.500866	11.053192	-3.89%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	31.864927	34.040224	6.83%	0
2019	24.028539	31.864927	32.61%	0
2018	29.436030	24.028539	-18.37%	0
2017	25.004152	29.436030	17.72%	0
2016	23.127603	25.004152	8.11%	0
2015	24.158352	23.127603	-4.27%	0
2014	22.929611	24.158352	5.36%	0
2013	17.800381	22.929611	28.82%	0
2012	14.182560	17.800381	25.51%	0
2011	15.755870	14.182560	-9.99%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	29.340005	31.296990	6.67%	2,681
2019	22.156327	29.340005	32.42%	2,681
2018	27.197532	22.156327	-18.54%	2,695
2017	23.126966	27.197532	17.60%	3,471
2016	21.431756	23.126966	7.91%	3,486
2015	22.418283	21.431756	-4.40%	3,486
2014	21.313872	22.418283	5.18%	3,486
2013	16.579241	21.313872	28.56%	3,486
2012	13.213403	16.579241	25.47%	3,686
2011	14.709759	13.213403	-10.17%	3,486
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.357871	16.946869	10.35%	0
2019	12.975453	15.357871	18.36%	0
2018	14.543938	12.975453	-10.78%	0
2017	13.152081	14.543938	10.58%	0
2016	11.767143	13.152081	11.77%	0
2015	12.705533	11.767143	-7.39%	0
2014	12.510067	12.705533	1.56%	0
2013	10.235367	12.510067	22.22%	0
2012	8.987230	10.235367	13.89%	0
2011	9.243283	8.987230	-2.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2020	34.993885	40.164242	14.78%	0
2019	27.346378	34.993885	27.97%	0
2018	29.103763	27.346378	-6.04%	0
2017	24.386699	29.103763	19.34%	0
2016	21.228315	24.386699	14.88%	0
2015	22.257310	21.228315	-4.62%	0
2014	20.676904	22.257310	7.64%	0
2013	16.100174	20.676904	28.43%	0
2012	14.534763	16.100174	10.77%	0
2011	13.846942	14.534763	4.97%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	18.023611	17.635287	-2.15%	0
2019	16.175287	18.023611	11.43%	0
2018	19.333218	16.175287	-16.33%	0
2017	16.729800	19.333218	15.56%	0
2016	15.760542	16.729800	6.15%	0
2015	17.034657	15.760542	-7.48%	0
2014	19.357764	17.034657	-12.00%	0
2013	15.901795	19.357764	21.73%	0
2012	13.578447	15.901795	17.11%	0
2011	15.353699	13.578447	-11.56%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	28.388835	39.807618	40.22%	5,715
2019	21.072266	28.388835	34.72%	6,277
2018	22.204322	21.072266	-5.10%	6,239
2017	17.700582	22.204322	25.44%	6,262
2016	17.569661	17.700582	0.75%	6,197
2015	16.985234	17.569661	3.44%	11,300
2014	15.901318	16.985234	6.82%	14,851
2013	11.518629	15.901318	38.05%	15,221
2012	10.286644	11.518629	11.98%	15,413
2011	11.127672	10.286644	-7.56%	11,928
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	27.328700	26.693306	-2.33%	6,096
2019	22.150202	27.328700	23.38%	6,957
2018	25.597895	22.150202	-13.47%	6,970
2017	22.046262	25.597895	16.11%	8,862
2016	19.082897	22.046262	15.53%	8,905
2015	20.600585	19.082897	-7.37%	10,147
2014	19.121212	20.600585	7.74%	14,768
2013	14.274073	19.121212	33.96%	14,142
2012	12.154894	14.274073	17.43%	14,197
2011	12.573490	12.154894	-3.33%	20,399
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	21.326738	23.977120	12.43%	0
2019	16.746239	21.326738	27.35%	0
2018	18.718082	16.746239	-10.53%	0
2017	16.747831	18.718082	11.76%	0
2016	15.380594	16.747831	8.89%	0
2015	16.529041	15.380594	-6.95%	0
2014	15.477444	16.529041	6.79%	0
2013	12.126422	15.477444	27.63%	0
2012	10.783317	12.126422	12.46%	0
2011	10.926441	10.783317	-1.31%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	20.623685	23.129786	12.15%	0
2019	16.231778	20.623685	27.06%	691
2018	18.186259	16.231778	-10.75%	691
2017	16.314966	18.186259	11.47%	793
2016	15.016381	16.314966	8.65%	807
2015	16.177570	15.016381	-7.18%	822
2014	15.190441	16.177570	6.50%	838
2013	11.930499	15.190441	27.32%	855
2012	10.634193	11.930499	12.19%	873
2011	10.800230	10.634193	-1.54%	891
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020*	10.000000	14.702645	47.03%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.667333	46.67%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	35.551582	44.810149	26.04%	0
2019	27.317902	35.551582	30.14%	0
2018	31.865653	27.317902	-14.27%	0
2017	23.610821	31.865653	34.96%	0
2016	23.889304	23.610821	-1.17%	0
2015	23.273772	23.889304	2.64%	0
2014	23.040245	23.273772	1.01%	0
2013	18.327194	23.040245	25.72%	0
2012	15.305079	18.327194	19.75%	0
2011	16.899463	15.305079	-9.43%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	34.033388	42.795500	25.75%	2,645
2019	26.217636	34.033388	29.81%	2,748
2018	30.657497	26.217636	-14.48%	2,763
2017	22.773206	30.657497	34.62%	2,878
2016	23.096956	22.773206	-1.40%	2,953
2015	22.560815	23.096956	2.38%	2,961
2014	22.386139	22.560815	0.78%	6,164
2013	17.851191	22.386139	25.40%	1,582
2012	14.946307	17.851191	19.44%	1,582
2011	16.546035	14.946307	-9.67%	1,582
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.196513	11.432569	2.11%	0
2019	10.232721	11.196513	9.42%	0
2018	10.839650	10.232721	-5.60%	0
2017	10.328614	10.839650	4.95%	0
2016	9.817613	10.328614	5.20%	0
2015	10.171827	9.817613	-3.48%	0
2014	10.016255	10.171827	1.55%	0
2013	10.156480	10.016255	-1.38%	0
2012*	10.000000	10.156480	1.56%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	20.324022	20.670457	1.70%	610
2019	18.607698	20.324022	9.22%	644
2018	19.740629	18.607698	-5.74%	680
2017	18.851842	19.740629	4.71%	1,184
2016	17.964360	18.851842	4.94%	7,826
2015	18.656643	17.964360	-3.71%	8,738
2014	18.433547	18.656643	1.21%	12,178
2013	18.735640	18.433547	-1.61%	12,099
2012	16.768403	18.735640	11.73%	13,734
2011	16.870613	16.768403	-0.61%	11,739

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	27.971035	31.416508	12.32%	0
2019	22.087788	27.971035	26.64%	0
2018	26.380165	22.087788	-16.27%	0
2017	21.766408	26.380165	21.20%	0
2016	22.195801	21.766408	-1.93%	0
2015	23.080521	22.195801	-3.83%	0
2014	23.351697	23.080521	-1.16%	0
2013	19.918903	23.351697	17.23%	0
2012	17.501775	19.918903	13.81%	0
2011	19.055270	17.501775	-8.15%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	28.576050	32.083032	12.27%	6,390
2019	21.966216	28.576050	30.09%	6,757
2018	24.205887	21.966216	-9.25%	7,310
2017	21.015366	24.205887	15.18%	7,646
2016	19.120369	21.015366	9.91%	7,797
2015	18.778968	19.120369	1.82%	8,391
2014	17.225169	18.778968	9.02%	9,282
2013	13.270945	17.225169	29.80%	8,128
2012	11.525084	13.270945	15.15%	9,350
2011	11.707490	11.525084	-1.56%	13,881
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares - Q/NQ
2020	27.167799	29.309147	7.88%	0
2019	21.960667	27.167799	23.71%	0
2018	25.087908	21.960667	-12.47%	0
2017	22.106570	25.087908	13.49%	0
2016	19.734456	22.106570	12.02%	0
2015	20.823090	19.734456	-5.23%	0
2014	20.191345	20.823090	3.13%	0
2013	15.873103	20.191345	27.20%	0
2012	14.487401	15.873103	9.56%	0
2011	15.669852	14.487401	-7.55%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	40.016367	47.391209	18.43%	0
2019	32.041282	40.016367	24.89%	0
2018	36.184817	32.041282	-11.45%	0
2017	32.097668	36.184817	12.73%	0
2016	27.532377	32.097668	16.58%	0
2015	29.628750	27.532377	-7.08%	0
2014	26.805014	29.628750	10.53%	0
2013	19.248986	26.805014	39.25%	0
2012	16.521457	19.248986	16.51%	0
2011	17.108679	16.521457	-3.43%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	22.376348	26.435535	18.14%	0
2019	17.964771	22.376348	24.56%	0
2018	20.336693	17.964771	-11.66%	0
2017	18.078590	20.336693	12.49%	0
2016	15.557490	18.078590	16.21%	0
2015	16.776772	15.557490	-7.27%	0
2014	15.215793	16.776772	10.26%	0
2013	10.957165	15.215793	38.87%	0
2012	9.429907	10.957165	16.20%	0
2011	9.782130	9.429907	-3.60%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.079123	13.242773	19.53%	0
2019	8.768422	11.079123	26.35%	0
2018	11.038242	8.768422	-20.56%	0
2017	8.839848	11.038242	24.87%	0
2016	9.201285	8.839848	-3.93%	0
2015	9.037071	9.201285	1.82%	0
2014*	10.000000	9.037071	-9.63%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	18.129866	20.387831	12.45%	0
2019	15.076069	18.129866	20.26%	0
2018	16.146174	15.076069	-6.63%	0
2017	13.823924	16.146174	16.80%	0
2016	14.367423	13.823924	-3.78%	0
2015	15.874255	14.367423	-9.49%	0
2014	16.968621	15.874255	-6.45%	0
2013	13.732203	16.968621	23.57%	0
2012	11.668809	13.732203	17.68%	0
2011	12.733819	11.668809	-8.36%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.545624	10.281018	-2.51%	0
2019	9.039217	10.545624	16.67%	0
2018	11.240118	9.039217	-19.58%	0
2017	8.904239	11.240118	26.23%	0
2016	7.465339	8.904239	19.27%	0
2015	9.456461	7.465339	-21.06%	0
2014*	10.000000	9.456461	-5.44%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	25.631592	34.453696	34.42%	8,275
2019	18.770812	25.631592	36.55%	8,250
2018	18.830169	18.770812	-0.32%	8,167
2017	15.052283	18.830169	25.10%	9,061
2016	14.569774	15.052283	3.31%	8,879
2015	14.127991	14.569774	3.13%	9,868
2014	13.178909	14.127991	7.20%	9,766
2013	9.725941	13.178909	35.50%	8,609
2012	8.459938	9.725941	14.96%	8,415
2011	9.129630	8.459938	-7.34%	8,055
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	35.430281	50.936603	43.77%	868
2019	25.396363	35.430281	39.51%	866
2018	26.169056	25.396363	-2.95%	868
2017	20.975936	26.169056	24.76%	870
2016	19.522961	20.975936	7.44%	873
2015	20.203601	19.522961	-3.37%	1,092
2014	22.116906	20.203601	-8.65%	2,480
2013	15.859654	22.116906	39.45%	2,657
2012	13.284653	15.859654	19.38%	2,669
2011	15.029728	13.284653	-11.61%	3,677
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	33.118884	33.758174	1.93%	0
2019	25.896962	33.118884	27.89%	0
2018	29.256693	25.896962	-11.48%	47
2017	25.246165	29.256693	15.89%	49
2016	22.469480	25.246165	12.36%	52
2015	22.968432	22.469480	-2.17%	55
2014	21.105880	22.968432	8.82%	1,988
2013	15.762239	21.105880	33.90%	1,997
2012	13.774500	15.762239	14.43%	2,007
2011	14.013862	13.774500	-1.71%	2,384
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.416370	26.609118	18.70%	0
2019	18.065696	22.416370	24.08%	0
2018	20.266444	18.065696	-10.86%	0
2017	16.182242	20.266444	25.24%	853
2016	15.780344	16.182242	2.55%	853
2015	15.030159	15.780344	4.99%	853
2014	15.049946	15.030159	-0.13%	853
2013	11.940664	15.049946	26.04%	853
2012	10.430445	11.940664	14.48%	0
2011	10.753310	10.430445	-3.00%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.635242	21.280691	20.67%	620
2019	12.793984	17.635242	37.84%	1,794
2018	12.882644	12.793984	-0.69%	1,794
2017	10.183545	12.882644	26.50%	1,794
2016	9.742943	10.183545	4.52%	1,794
2015*	10.000000	9.742943	-2.57%	7,315
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	15.324676	16.275372	6.20%	0
2019	14.029991	15.324676	9.23%	0
2018	14.339136	14.029991	-2.16%	0
2017	13.711874	14.339136	4.57%	0
2016	13.116357	13.711874	4.54%	0
2015	13.393855	13.116357	-2.07%	0
2014	12.609439	13.393855	6.22%	0
2013	12.843574	12.609439	-1.82%	0
2012	11.911516	12.843574	7.82%	0
2011	11.443545	11.911516	4.09%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.753062	20.474678	48.87%	0
2019	10.484330	13.753062	31.18%	0
2018	12.741847	10.484330	-17.72%	0
2017	10.278060	12.741847	23.97%	0
2016	10.671574	10.278060	-3.69%	0
2015	10.877853	10.671574	-1.90%	0
2014	11.166522	10.877853	-2.59%	0
2013	9.339368	11.166522	19.56%	0
2012	8.187182	9.339368	14.07%	0
2011	9.173427	8.187182	-10.75%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	20.255676	22.402264	10.60%	493
2019	16.982646	20.255676	19.27%	493
2018	18.100041	16.982646	-6.17%	493
2017	15.828675	18.100041	14.35%	493
2016	14.705080	15.828675	7.64%	0
2015	14.746106	14.705080	-0.28%	0
2014	14.222958	14.746106	3.68%	0
2013	11.682668	14.222958	21.74%	0
2012	10.224031	11.682668	14.27%	0
2011	10.257868	10.224031	-0.33%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.664015	13.656971	7.84%	0
2019	11.767250	12.664015	7.62%	0
2018	12.046327	11.767250	-2.32%	0
2017	11.818807	12.046327	1.93%	0
2016	11.658989	11.818807	1.37%	0
2015	11.833908	11.658989	-1.48%	0
2014	11.415393	11.833908	3.67%	4,216
2013	11.865284	11.415393	-3.79%	4,216
2012	11.447284	11.865284	3.65%	4,216
2011	10.964216	11.447284	4.41%	174
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	24.995472	32.070744	28.31%	5,081
2019	18.780289	24.995472	33.09%	342
2018	20.997902	18.780289	-10.56%	360
2017	16.235323	20.997902	29.33%	382
2016	16.409556	16.235323	-1.06%	402
2015	15.596771	16.409556	5.21%	387
2014	15.509504	15.596771	0.56%	412
2013	12.208952	15.509504	27.03%	441
2012	10.127105	12.208952	20.56%	470
2011	11.307734	10.127105	-10.44%	634
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	26.890251	40.228763	49.60%	483
2019	20.900653	26.890251	28.66%	546
2018	21.306564	20.900653	-1.91%	622
2017	16.882600	21.306564	26.20%	703
2016	15.674978	16.882600	7.70%	662
2015	14.914799	15.674978	5.10%	1,496
2014	13.976162	14.914799	6.72%	1,662
2013	10.919651	13.976162	27.99%	1,842
2012	9.419098	10.919651	15.93%	0
2011	10.007247	9.419098	-5.88%	707
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	21.390402	23.885515	11.66%	0
2019	17.236957	21.390402	24.10%	0
2018	17.846319	17.236957	-3.41%	0
2017	14.821641	17.846319	20.41%	0
2016	13.510758	14.821641	9.70%	0
2015	13.534704	13.510758	-0.18%	0
2014	12.434315	13.534704	8.85%	0
2013	9.469669	12.434315	31.31%	0
2012	8.192020	9.469669	15.60%	0
2011	8.485198	8.192020	-3.46%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	23.480629	25.518154	8.68%	0
2019	18.429254	23.480629	27.41%	0
2018	18.715746	18.429254	-1.53%	0
2017	15.761136	18.715746	18.75%	0
2016	14.358045	15.761136	9.77%	0
2015	14.444181	14.358045	-0.60%	0
2014	13.081275	14.444181	10.42%	0
2013	10.128302	13.081275	29.16%	0
2012	9.009267	10.128302	12.42%	0
2011	9.088706	9.009267	-0.87%	2,930
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.075130	18.979434	11.15%	0
2019	13.949029	17.075130	22.41%	0
2018	15.827321	13.949029	-11.87%	0
2017	13.378341	15.827321	18.31%	0
2016	12.501630	13.378341	7.01%	0
2015	12.885875	12.501630	-2.98%	572
2014	12.487438	12.885875	3.19%	0
2013	9.766700	12.487438	27.86%	0
2012	8.515135	9.766700	14.70%	0
2011	9.210181	8.515135	-7.55%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.323325	16.596548	8.31%	0
2019	13.356334	15.323325	14.73%	0
2018	14.425574	13.356334	-7.41%	0
2017	13.036575	14.425574	10.65%	0
2016	12.441203	13.036575	4.79%	0
2015	12.733574	12.441203	-2.30%	0
2014	12.363447	12.733574	2.99%	0
2013	10.919428	12.363447	13.22%	0
2012	9.956667	10.919428	9.67%	0
2011	10.219895	9.956667	-2.58%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.502322	18.164703	10.07%	0
2019	13.898167	16.502322	18.74%	0
2018	15.325623	13.898167	-9.31%	0
2017	13.400962	15.325623	14.36%	0
2016	12.644349	13.400962	5.98%	0
2015	12.976824	12.644349	-2.56%	0
2014	12.551484	12.976824	3.39%	0
2013	10.483128	12.551484	19.73%	0
2012	9.341674	10.483128	12.22%	0
2011	9.797479	9.341674	-4.65%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.420329	14.258837	6.25%	0
2019	12.279880	13.420329	9.29%	0
2018	12.768814	12.279880	-3.83%	0
2017	12.157004	12.768814	5.03%	0
2016	11.767640	12.157004	3.31%	0
2015	12.004692	11.767640	-1.97%	0
2014	11.764140	12.004692	2.04%	0
2013	11.353027	11.764140	3.62%	0
2012	10.695079	11.353027	6.15%	8,146
2011	10.679483	10.695079	0.15%	9,039
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.964682	17.450360	9.31%	0
2019	13.683889	15.964682	16.67%	397
2018	14.915027	13.683889	-8.25%	425
2017	13.252104	14.915027	12.55%	454
2016	12.572145	13.252104	5.41%	483
2015	12.868444	12.572145	-2.30%	1,084
2014	12.461811	12.868444	3.26%	547
2013	10.712256	12.461811	16.33%	603
2012	9.653974	10.712256	10.96%	1,376
2011	10.009410	9.653974	-3.55%	1,567
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.773629	18.594720	10.86%	0
2019	13.896593	16.773629	20.70%	0
2018	15.551399	13.896593	-10.64%	0
2017	13.337667	15.551399	16.60%	0
2016	12.553092	13.337667	6.25%	0
2015	12.906591	12.553092	-2.74%	0
2014	12.499753	12.906591	3.25%	0
2013	10.185291	12.499753	22.72%	0
2012	9.001558	10.185291	13.15%	0
2011	9.561977	9.001558	-5.86%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.785503	15.922800	7.69%	0
2019	13.099262	14.785503	12.87%	0
2018	13.929486	13.099262	-5.96%	0
2017	12.836374	13.929486	8.52%	0
2016	12.262919	12.836374	4.68%	32
2015	12.551838	12.262919	-2.30%	243
2014	12.212196	12.551838	2.78%	453
2013	11.117335	12.212196	9.85%	665
2012	10.230827	11.117335	8.67%	891
2011	10.388154	10.230827	-1.51%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.832381	16.444285	3.86%	0
2019	14.253069	15.832381	11.08%	0
2018	17.120678	14.253069	-16.75%	0
2017	14.127324	17.120678	21.19%	0
2016	14.147870	14.127324	-0.15%	0
2015	14.908856	14.147870	-5.10%	242
2014	16.436669	14.908856	-9.30%	0
2013	13.859670	16.436669	18.59%	0
2012	11.738872	13.859670	18.07%	0
2011	13.574005	11.738872	-13.52%	490
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.751194	17.51%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.751703	17.52%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	14.021915	14.817574	5.67%	0
2019	13.033764	14.021915	7.58%	0
2018	13.255223	13.033764	-1.67%	0
2017	12.857247	13.255223	3.10%	0
2016	12.358829	12.857247	4.03%	0
2015	12.606058	12.358829	-1.96%	0
2014	12.151350	12.606058	3.74%	0
2013	12.544963	12.151350	-3.14%	0
2012	11.789974	12.544963	6.40%	0
2011	11.200187	11.789974	5.27%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	13.605148	14.344937	5.44%	0
2019	12.674961	13.605148	7.34%	0
2018	12.925207	12.674961	-1.94%	0
2017	12.563289	12.925207	2.88%	0
2016	12.115475	12.563289	3.70%	0
2015	12.377812	12.115475	-2.12%	0
2014	11.974236	12.377812	3.37%	0
2013	12.389526	11.974236	-3.35%	0
2012	11.673239	12.389526	6.14%	0
2011	11.126508	11.673239	4.91%	222

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.511157	15.625183	7.68%	0
2019	13.408466	14.511157	8.22%	0
2018	13.779404	13.408466	-2.69%	0
2017	13.446822	13.779404	2.47%	0
2016	13.177005	13.446822	2.05%	0
2015	13.413184	13.177005	-1.76%	0
2014	12.950768	13.413184	3.57%	0
2013	13.389013	12.950768	-3.27%	185
2012	12.657925	13.389013	5.78%	277
2011	12.086780	12.657925	4.73%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	29.591173	33.019363	11.59%	2,016
2019	24.428909	29.591173	21.13%	124
2018	30.044277	24.428909	-18.69%	130
2017	21.543042	30.044277	39.46%	137
2016	20.297089	21.543042	6.14%	143
2015	24.537231	20.297089	-17.28%	150
2014	26.358249	24.537231	-6.91%	156
2013	26.577893	26.358249	-0.83%	0
2012	23.006206	26.577893	15.52%	0
2011	30.098314	23.006206	-23.56%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.216827	12.789814	4.69%	0
2020	12.216827	12.789814	4.69%	0
2019	10.782118	12.216827	13.31%	0
2018	11.256953	10.782118	-4.22%	0
2017	10.677582	11.256953	5.43%	0
2016	9.471540	10.677582	12.73%	0
2015	9.848213	9.471540	-3.82%	0
2014*	10.000000	9.848213	-1.52%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	14.795497	15.499273	4.76%	17,489
2019	14.098748	14.795497	4.94%	17,264
2018	14.285050	14.098748	-1.30%	17,756
2017	14.170028	14.285050	0.81%	19,009
2016	14.243257	14.170028	-0.51%	19,810
2015	14.439253	14.243257	-1.36%	24,462
2014	13.983132	14.439253	3.26%	11,057
2013	14.758680	13.983132	-5.25%	10,904
2012	14.502624	14.758680	1.77%	11,356
2011	13.692320	14.502624	5.92%	12,002

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.741883	9.643529	-1.01%	14,865
2019	9.692527	9.741883	0.51%	14,669
2018	9.681263	9.692527	0.12%	13,801
2017	9.762333	9.681263	-0.83%	15,786
2016	9.884810	9.762333	-1.24%	33,205
2015	10.009937	9.884810	-1.25%	36,358
2014	10.136646	10.009937	-1.25%	52,286
2013	10.264954	10.136646	-1.25%	36,243
2012	10.395245	10.264954	-1.25%	38,610
2011	10.526458	10.395245	-1.25%	44,810
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.558801	11.228132	6.34%	0
2019	8.991802	10.558801	17.43%	0
2018	10.688405	8.991802	-15.87%	0
2017	8.517284	10.688405	25.49%	0
2016	8.570486	8.517284	-0.62%	0
2015	8.967806	8.570486	-4.43%	0
2014	9.147158	8.967806	-1.96%	0
2013	7.879131	9.147158	16.09%	0
2012	6.924704	7.879131	13.78%	0
2011	7.791317	6.924704	-11.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	26.702840	29.748620	11.41%	3,612
2019	21.854360	26.702840	22.19%	3,495
2018	24.282742	21.854360	-10.00%	5,629
2017	20.762777	24.282742	16.95%	5,505
2016	19.206456	20.762777	8.10%	5,373
2015	19.645669	19.206456	-2.24%	10,687
2014	18.949636	19.645669	3.67%	12,335
2013	15.080422	18.949636	25.66%	12,074
2012	13.176297	15.080422	14.45%	11,778
2011	13.888761	13.176297	-5.13%	11,878
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.937824	20.460178	8.04%	0
2019	16.626792	18.937824	13.90%	0
2018	17.696609	16.626792	-6.05%	0
2017	16.125138	17.696609	9.75%	0
2016	15.360583	16.125138	4.98%	0
2015	15.582083	15.360583	-1.42%	0
2014	15.087523	15.582083	3.28%	0
2013	13.470237	15.087523	12.01%	0
2012	12.470644	13.470237	8.02%	0
2011	12.517421	12.470644	-0.37%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	23.069979	25.428585	10.22%	0
2019	19.477993	23.069979	18.44%	0
2018	21.090608	19.477993	-7.65%	0
2017	18.602127	21.090608	13.38%	0
2016	17.483834	18.602127	6.40%	0
2015	17.799825	17.483834	-1.78%	0
2014	17.132214	17.799825	3.90%	0
2013	14.518698	17.132214	18.00%	0
2012	13.098350	14.518698	10.84%	0
2011	13.389091	13.098350	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.917098	16.773627	5.38%	672
2019	14.715723	15.917098	8.16%	727
2018	15.176718	14.715723	-3.04%	781
2017	14.541926	15.176718	4.37%	798
2016	14.123324	14.541926	2.96%	828
2015	14.264335	14.123324	-0.99%	861
2014	13.903994	14.264335	2.59%	920
2013	13.431036	13.903994	3.52%	2,871
2012	12.932138	13.431036	3.86%	4,264
2011	12.722599	12.932138	1.65%	5,989
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.037659	24.013404	8.97%	21,248
2019	18.953336	22.037659	16.27%	21,641
2018	20.350493	18.953336	-6.87%	23,853
2017	18.248437	20.350493	11.52%	29,114
2016	17.246865	18.248437	5.81%	54,940
2015	17.523831	17.246865	-1.58%	54,970
2014	16.871513	17.523831	3.87%	56,243
2013	14.649255	16.871513	15.17%	74,779
2012	13.387650	14.649255	9.42%	86,505
2011	13.562241	13.387650	-1.29%	104,054
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	25.068526	27.807158	10.92%	89,822
2020	25.068526	27.807158	10.92%	89,822
2019	20.837421	25.068526	20.31%	107,716
2018	22.869719	20.837421	-8.89%	110,810
2017	19.848014	22.869719	15.22%	111,617
2016	18.527187	19.848014	7.13%	116,627
2015	18.899633	18.527187	-1.97%	126,228
2014	18.234951	18.899633	3.65%	134,439
2013	15.089144	18.234951	20.85%	138,395
2012	13.432279	15.089144	12.33%	141,769
2011	13.897494	13.432279	-3.35%	150,131

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	19.139085	20.516269	7.20%	13,074
2019	17.078620	19.139085	12.06%	13,751
2018	17.966481	17.078620	-4.94%	13,746
2017	16.658794	17.966481	7.85%	14,492
2016	15.958965	16.658794	4.39%	15,222
2015	16.165922	15.958965	-1.28%	15,975
2014	15.629793	16.165922	3.43%	16,884
2013	14.324292	15.629793	9.11%	19,227
2012	13.426566	14.324292	6.69%	20,442
2011	13.321406	13.426566	0.79%	22,437
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	23.445881	30.079281	28.29%	0
2019	18.232900	23.445881	28.59%	0
2018	19.105107	18.232900	-4.57%	0
2017	14.895592	19.105107	28.26%	0
2016	14.789317	14.895592	0.72%	0
2015	14.522041	14.789317	1.84%	0
2014	13.350956	14.522041	8.77%	0
2013	10.058416	13.350956	32.73%	0
2012	8.770463	10.058416	14.69%	0
2011	9.177926	8.770463	-4.44%	947
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	40.396255	47.429850	17.41%	0
2019	29.725887	40.396255	35.90%	0
2018	30.492394	29.725887	-2.51%	0
2017	24.253073	30.492394	25.73%	0
2016	23.698425	24.253073	2.34%	0
2015	22.835403	23.698425	3.78%	0
2014	21.254134	22.835403	7.44%	0
2013	15.744370	21.254134	35.00%	0
2012	13.433936	15.744370	17.20%	0
2011	13.914433	13.433936	-3.45%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	39.332378	46.037238	17.05%	11,909
2019	29.002711	39.332378	35.62%	13,049
2018	29.831512	29.002711	-2.78%	13,935
2017	23.773059	29.831512	25.48%	16,287
2016	23.298629	23.773059	2.04%	17,529
2015	22.508109	23.298629	3.51%	17,617
2014	20.995336	22.508109	7.21%	26,598
2013	15.600326	20.995336	34.58%	26,755
2012	13.340653	15.600326	16.94%	28,479
2011	13.854859	13.340653	-3.71%	41,209

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	30.343835	30.382123	0.13%	0
2019	24.255869	30.343835	25.10%	0
2018	27.134364	24.255869	-10.61%	0
2017	25.338815	27.134364	7.09%	0
2016	21.344458	25.338815	18.71%	0
2015	22.619351	21.344458	-5.64%	0
2014	20.279873	22.619351	11.54%	0
2013	15.596682	20.279873	30.03%	0
2012	13.800923	15.596682	13.01%	0
2011	13.907599	13.800923	-0.77%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.805553	18.06%	2,215
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	38.202559	42.672650	11.70%	0
2019	30.788444	38.202559	24.08%	0
2018	35.186042	30.788444	-12.50%	0
2017	30.774259	35.186042	14.34%	0
2016	25.906494	30.774259	18.79%	0
2015	26.916557	25.906494	-3.75%	0
2014	24.910587	26.916557	8.05%	0
2013	18.959912	24.910587	31.39%	0
2012	16.344573	18.959912	16.00%	0
2011	16.983139	16.344573	-3.76%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	35.154803	39.171114	11.42%	419
2019	28.385910	35.154803	23.85%	454
2018	32.507623	28.385910	-12.68%	478
2017	28.482026	32.507623	14.13%	532
2016	24.031974	28.482026	18.52%	596
2015	25.029973	24.031974	-3.99%	772
2014	23.216482	25.029973	7.81%	2,212
2013	17.702576	23.216482	31.15%	3,949
2012	15.286431	17.702576	15.81%	5,164
2011	15.905536	15.286431	-3.89%	6,594
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.978757	22.431786	-2.38%	0
2019	18.789141	22.978757	22.30%	0
2018	21.910773	18.789141	-14.25%	0
2017	19.490129	21.910773	12.42%	0
2016	16.783344	19.490129	16.13%	0
2015	17.500807	16.783344	-4.10%	0
2014	15.144711	17.500807	15.56%	0
2013	11.303532	15.144711	33.98%	0
2012	9.838731	11.303532	14.89%	0
2011	10.199792	9.838731	-3.54%	847

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	25.226141	35.003543	38.76%	0
2019	18.869839	25.226141	33.68%	585
2018	20.820756	18.869839	-9.37%	585
2017	16.914670	20.820756	23.09%	1,152
2016	15.850914	16.914670	6.71%	1,152
2015	15.966996	15.850914	-0.73%	4,773
2014	15.768856	15.966996	1.26%	5,059
2013	11.092978	15.768856	42.15%	5,340
2012	9.933173	11.092978	11.68%	5,578
2011	10.146031	9.933173	-2.10%	5,853
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	30.466136	31.635398	3.84%	0
2019	25.925714	30.466136	17.51%	0
2018	31.615724	25.925714	-18.00%	0
2017	29.354333	31.615724	7.70%	0
2016	23.603785	29.354333	24.36%	0
2015	25.434370	23.603785	-7.20%	0
2014	24.066357	25.434370	5.68%	0
2013	17.358098	24.066357	38.65%	0
2012	14.594446	17.358098	18.94%	0
2011	15.568198	14.594446	-6.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	27.108460	28.094977	3.64%	0
2019	23.128614	27.108460	17.21%	0
2018	28.262561	23.128614	-18.17%	414
2017	26.315840	28.262561	7.40%	982
2016	21.214206	26.315840	24.05%	998
2015	22.924549	21.214206	-7.46%	1,237
2014	21.743727	22.924549	5.43%	1,251
2013	15.725062	21.743727	38.27%	1,268
2012	13.236846	15.725062	18.80%	1,978
2011	14.177169	13.236846	-6.63%	2,212
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	34.846338	42.218368	21.16%	0
2019	28.084310	34.846338	24.08%	0
2018	32.554914	28.084310	-13.73%	0
2017	29.047972	32.554914	12.07%	0
2016	23.947018	29.047972	21.30%	0
2015	24.653291	23.947018	-2.86%	0
2014	24.763510	24.653291	-0.45%	0
2013	17.796743	24.763510	39.15%	0
2012	15.603579	17.796743	14.06%	0
2011	16.730766	15.603579	-6.74%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	34.250216	41.383382	20.83%	0
2019	27.668707	34.250216	23.79%	0
2018	32.146554	27.668707	-13.93%	0
2017	28.756679	32.146554	11.79%	486
2016	23.762708	28.756679	21.02%	486
2015	24.528352	23.762708	-3.12%	486
2014	24.701508	24.528352	-0.70%	486
2013	17.797148	24.701508	38.79%	596
2012	15.641286	17.797148	13.78%	614
2011	16.814650	15.641286	-6.98%	1,347
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	21.119121	23.649890	11.98%	0
2019	16.696884	21.119121	26.49%	0
2018	17.800786	16.696884	-6.20%	0
2017	14.448105	17.800786	23.20%	0
2016	12.885351	14.448105	12.13%	0
2015	13.205974	12.885351	-2.43%	0
2014	12.549956	13.205974	5.23%	0
2013	8.854256	12.549956	41.74%	0
2012	7.674564	8.854256	15.37%	0
2011	8.796863	7.674564	-12.76%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	22.206450	24.858696	11.94%	0
2020	22.206450	24.858696	11.94%	0
2019	17.846184	22.206450	24.43%	0
2018	19.184259	17.846184	-6.97%	0
2017	16.377215	19.184259	17.14%	0
2016	15.061002	16.377215	8.74%	0
2015	15.301201	15.061002	-1.57%	0
2014	14.009506	15.301201	9.22%	0
2013	10.223501	14.009506	37.03%	0
2012	9.285484	10.223501	10.10%	0
2011	9.711597	9.285484	-4.39%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	21.974516	24.594082	11.92%	0
2019	17.654347	21.974516	24.47%	0
2018	18.995031	17.654347	-7.06%	0
2017	16.250602	18.995031	16.89%	0
2016	14.944974	16.250602	8.74%	0
2015	15.197742	14.944974	-1.66%	0
2014	13.926484	15.197742	9.13%	0
2013	10.178608	13.926484	36.82%	0
2012	9.254299	10.178608	9.99%	0
2011	9.687562	9.254299	-4.47%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	17.937035	16.703651	-6.88%	436
2019	13.924683	17.937035	28.81%	470
2018	14.698247	13.924683	-5.26%	501
2017	14.022365	14.698247	4.82%	540
2016	13.248540	14.022365	5.84%	574
2015	14.221218	13.248540	-6.84%	590
2014	11.197893	14.221218	27.00%	3,952
2013	11.041496	11.197893	1.42%	4,021
2012	9.674180	11.041496	14.13%	4,095
2011	9.229811	9.674180	4.81%	3,950
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.299417	32.99%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020*	10.000000	13.278716	32.79%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.819448	10.986782	1.55%	0
2019	10.526176	10.819448	2.79%	0
2018	10.573416	10.526176	-0.45%	0
2017	10.540432	10.573416	0.31%	0
2016	10.414002	10.540432	1.21%	0
2015	10.581916	10.414002	-1.59%	0
2014	10.663192	10.581916	-0.76%	0
2013	10.786788	10.663192	-1.15%	0
2012	10.551870	10.786788	2.23%	0
2011	10.548150	10.551870	0.04%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	23.422067	37.122282	58.49%	170
2019	17.333290	23.422067	35.13%	180
2018	18.884963	17.333290	-8.22%	190
2017	14.996019	18.884963	25.93%	201
2016	14.318279	14.996019	4.73%	212
2015	14.549818	14.318279	-1.59%	201
2014	14.205582	14.549818	2.42%	212
2013	10.378591	14.205582	36.87%	223
2012	9.167701	10.378591	13.21%	232
2011	9.715983	9.167701	-5.64%	1,176

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	30.007282	35.428958	18.07%	596
2019	24.138773	30.007282	24.31%	596
2018	25.930825	24.138773	-6.91%	596
2017	22.171967	25.930825	16.95%	596
2016	20.436402	22.171967	8.49%	596
2015	20.791482	20.436402	-1.71%	596
2014	19.074386	20.791482	9.00%	596
2013	14.037270	19.074386	35.88%	596
2012	12.809000	14.037270	9.59%	596
2011	13.383076	12.809000	-4.29%	596
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	12.066344	12.699530	5.25%	0
2019	10.657489	12.066344	13.22%	0
2018	11.340356	10.657489	-6.02%	0
2017	10.460459	11.340356	8.41%	0
2016	9.356257	10.460459	11.80%	0
2015	9.704225	9.356257	-3.59%	0
2014*	10.000000	9.704225	-2.96%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.164776	13.293541	9.28%	2,836
2019	11.521731	12.164776	5.58%	0
2018	12.163873	11.521731	-5.28%	0
2017	11.123363	12.163873	9.35%	0
2016	10.945971	11.123363	1.62%	0
2015	11.941366	10.945971	-8.34%	0
2014	12.056240	11.941366	-0.95%	0
2013	13.066955	12.056240	-7.73%	0
2012	12.574831	13.066955	3.91%	0
2011	11.745076	12.574831	7.06%	944
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.680272	11.867567	1.60%	278
2019	11.381531	11.680272	2.62%	292
2018	11.499129	11.381531	-1.02%	304
2017	11.500269	11.499129	-0.01%	318
2016	11.495418	11.500269	0.04%	331
2015	11.616677	11.495418	-1.04%	345
2014	11.676359	11.616677	-0.51%	3,474
2013	11.851685	11.676359	-1.48%	3,885
2012	11.349481	11.851685	4.42%	4,091
2011	11.378072	11.349481	-0.25%	2,040
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	18.253747	25.003192	36.98%	998
2019	13.517954	18.253747	35.03%	998
2018	13.371785	13.517954	1.09%	998
2017	10.343924	13.371785	29.27%	998
2016*	10.000000	10.343924	3.44%	998

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	17.684514	19.575706	10.69%	0
2019	14.309183	17.684514	23.59%	0
2018	17.915725	14.309183	-20.13%	0
2017	14.332260	17.915725	25.00%	0
2016	14.878193	14.332260	-3.67%	0
2015	15.045435	14.878193	-1.11%	0
2014	16.343619	15.045435	-7.94%	0
2013	12.922871	16.343619	26.47%	0
2012	10.734271	12.922871	20.39%	0
2011	13.085944	10.734271	-17.97%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	13.111661	13.699040	4.48%	0
2019	10.181875	13.111661	28.77%	0
2018	11.267997	10.181875	-9.64%	0
2017*	10.000000	11.267997	12.68%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2020	27.553745	28.287587	2.66%	0
2019	22.458390	27.553745	22.69%	0
2018	28.404727	22.458390	-20.93%	0
2017	26.664355	28.404727	6.53%	0
2016	21.178289	26.664355	25.90%	0
2015	22.395743	21.178289	-5.44%	0
2014	21.926282	22.395743	2.14%	0
2013	15.904379	21.926282	37.86%	0
2012	13.708836	15.904379	16.02%	0
2011	14.570708	13.708836	-5.92%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.852122	6.867001	17.34%	0
2019	5.312797	5.852122	10.15%	0
2018	7.516962	5.312797	-29.32%	0
2017	7.764929	7.516962	-3.19%	0
2016	5.482729	7.764929	41.63%	0
2015	8.365087	5.482729	-34.46%	0
2014	10.503060	8.365087	-20.36%	0
2013	9.643196	10.503060	8.92%	0
2012*	10.000000	9.643196	-3.57%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	6.015624	7.075769	17.62%	0
2019	5.445462	6.015624	10.47%	0
2018	7.689091	5.445462	-29.18%	0
2017	7.920647	7.689091	-2.92%	0
2016	5.581115	7.920647	41.92%	0
2015	8.492269	5.581115	-34.28%	0
2014	10.630705	8.492269	-20.12%	0
2013	9.739333	10.630705	9.15%	0
2012*	10.000000	9.739333	-2.61%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	36.976626	57.614610	55.81%	0
2019	29.996727	36.976626	23.27%	0
2018	29.986049	29.996727	0.04%	0
2017	24.125964	29.986049	24.29%	0
2016	22.674023	24.125964	6.40%	0
2015	23.642553	22.674023	-4.10%	0
2014	24.400000	23.642553	-3.10%	0
2013	16.447217	24.400000	48.35%	0
2012	15.440558	16.447217	6.52%	0
2011	16.388970	15.440558	-5.79%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	27.800807	28.117881	1.14%	1,017
2019	22.786732	27.800807	22.00%	1,037
2018	24.521826	22.786732	-7.08%	1,039
2017	20.948108	24.521826	17.06%	2,529
2016	19.107939	20.948108	9.63%	2,669
2015	19.087301	19.107939	0.11%	6,471
2014	17.694789	19.087301	7.87%	6,535
2013	13.320025	17.694789	32.84%	6,678
2012	11.510876	13.320025	15.72%	6,890
2011	10.994753	11.510876	4.69%	8,468
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	17.781114	17.937966	0.88%	466
2019	15.425441	17.781114	15.27%	495
2018	20.292568	15.425441	-23.98%	541
2017	16.434781	20.292568	23.47%	592
2016	16.784640	16.434781	-2.08%	288
2015	16.606902	16.784640	1.07%	323
2014	17.987796	16.606902	-7.68%	358
2013	14.849461	17.987796	21.13%	394
2012	13.175346	14.849461	12.71%	803
2011	16.569419	13.175346	-20.48%	2,152
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	33.557081	44.762115	33.39%	0
2019	25.303633	33.557081	32.62%	0
2018	25.056800	25.303633	0.99%	1,123
2017	19.279432	25.056800	29.97%	1,123
2016	19.083382	19.279432	1.03%	1,604
2015	17.441471	19.083382	9.41%	3,072
2014	15.522840	17.441471	12.36%	2,979
2013	11.479813	15.522840	35.22%	2,820
2012	10.016439	11.479813	14.61%	2,243
2011	10.491457	10.016439	-5.00%	7,144
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	38.161540	38.815473	1.71%	528
2019	32.246393	38.161540	18.34%	561
2018	38.573563	32.246393	-16.40%	612
2017	34.630209	38.573563	11.39%	668
2016	28.114719	34.630209	23.17%	694
2015	30.204908	28.114719	-6.92%	1,346
2014	28.089805	30.204908	7.53%	1,549
2013	20.677581	28.089805	35.85%	1,810
2012	17.684389	20.677581	16.93%	1,843
2011	19.607422	17.684389	-9.81%	2,453

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.270493	21.767413	19.14%	9,465
2019	15.719984	18.270493	16.22%	9,776
2018	17.234356	15.719984	-8.79%	10,067
2017	15.355712	17.234356	12.23%	10,067
2016	14.987145	15.355712	2.46%	9,987
2015	15.338093	14.987145	-2.29%	11,568
2014	15.245537	15.338093	0.61%	11,568
2013	13.500145	15.245537	12.93%	11,568
2012	12.438632	13.500145	8.53%	11,568
2011	13.078195	12.438632	-4.89%	11,568
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.316638	14.174703	6.44%	0
2019	11.256946	13.316638	18.30%	0
2018	13.528043	11.256946	-16.79%	0
2017	11.913823	13.528043	13.55%	0
2016	10.477534	11.913823	13.71%	0
2015	10.889543	10.477534	-3.78%	0
2014*	10.000000	10.889543	8.90%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	38.579171	42.128094	9.20%	0
2019	31.982987	38.579171	20.62%	0
2018	35.602125	31.982987	-10.17%	0
2017	32.089550	35.602125	10.95%	0
2016	25.858403	32.089550	24.10%	0
2015	26.823871	25.858403	-3.60%	0
2014	25.853107	26.823871	3.75%	0
2013	18.614587	25.853107	38.89%	0
2012	16.295175	18.614587	14.23%	0
2011	16.416976	16.295175	-0.74%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	33.860566	39.438786	16.47%	0
2019	26.151466	33.860566	29.48%	0
2018	27.785826	26.151466	-5.88%	0
2017	23.161777	27.785826	19.96%	0
2016	21.006753	23.161777	10.26%	0
2015	21.050384	21.006753	-0.21%	0
2014	18.803390	21.050384	11.95%	0
2013	14.429510	18.803390	30.31%	0
2012	12.632000	14.429510	14.23%	0
2011	12.562163	12.632000	0.56%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	36.802283	42.758015	16.18%	823
2019	28.497526	36.802283	29.14%	849
2018	30.348260	28.497526	-6.10%	875
2017	25.366097	30.348260	19.64%	940
2016	23.060872	25.366097	10.00%	1,648
2015	23.163456	23.060872	-0.44%	1,644
2014	20.749501	23.163456	11.63%	2,038
2013	15.961927	20.749501	29.99%	2,002
2012	14.005407	15.961927	13.97%	2,851
2011	13.963234	14.005407	0.30%	4,790
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	28.508682	34.931813	22.53%	0
2019	21.497785	28.508682	32.61%	0
2018	22.785549	21.497785	-5.65%	0
2017	20.015646	22.785549	13.84%	0
2016	18.372681	20.015646	8.94%	0
2015	19.228988	18.372681	-4.45%	0
2014	17.172137	19.228988	11.98%	0
2013	12.950494	17.172137	32.60%	0
2012	11.718222	12.950494	10.52%	0
2011	11.766199	11.718222	-0.41%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.082897	11.157511	0.67%	0
2019	10.486551	11.082897	5.69%	110
2018	10.634566	10.486551	-1.39%	110
2017	10.415701	10.634566	2.10%	149
2016	9.686011	10.415701	7.53%	362
2015	9.911931	9.686011	-2.28%	286
2014*	10.000000	9.911931	-0.88%	0
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	27.519178	28.644244	4.09%	1,700
2019	24.429926	27.519178	12.65%	1,335
2018	25.632759	24.429926	-4.69%	1,456
2017	24.370067	25.632759	5.18%	1,644
2016	21.558098	24.370067	13.04%	7,241
2015	22.453336	21.558098	-3.99%	7,144
2014	22.211424	22.453336	1.09%	5,723
2013	21.085108	22.211424	5.34%	5,977
2012	18.689722	21.085108	12.82%	8,158
2011	18.046938	18.689722	3.56%	10,719
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.716429	10.651873	-0.60%	379
2019	9.054370	10.716429	18.36%	396
2018*	10.000000	9.054370	-9.46%	411

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	17.074112	18.220423	6.71%	0
2019	15.806318	17.074112	8.02%	0
2018	16.111185	15.806318	-1.89%	0
2017	15.689649	16.111185	2.69%	0
2016	15.310239	15.689649	2.48%	0
2015	15.549749	15.310239	-1.54%	0
2014	15.178809	15.549749	2.44%	0
2013	15.221194	15.178809	-0.28%	0
2012	14.055674	15.221194	8.29%	0
2011	13.923891	14.055674	0.95%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	16.524700	17.591840	6.46%	1,667
2019	15.336146	16.524700	7.75%	1,877
2018	15.661953	15.336146	-2.08%	2,045
2017	15.294243	15.661953	2.40%	7,472
2016	14.966547	15.294243	2.19%	14,480
2015	15.230588	14.966547	-1.73%	20,477
2014	14.907510	15.230588	2.17%	21,241
2013	14.991346	14.907510	-0.56%	21,156
2012	13.878291	14.991346	8.02%	34,401
2011	13.786186	13.878291	0.67%	32,219
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ
2020	18.598071	21.505268	15.63%	0
2019	15.362418	18.598071	21.06%	0
2018	16.874347	15.362418	-8.96%	0
2017	14.403070	16.874347	17.16%	0
2016	14.258229	14.403070	1.02%	0
2015	14.450350	14.258229	-1.33%	0
2014	13.844573	14.450350	4.38%	0
2013	11.465669	13.844573	20.75%	0
2012	10.072328	11.465669	13.83%	0
2011	10.886732	10.072328	-7.48%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ
2020	16.732205	19.313946	15.43%	0
2019	13.839390	16.732205	20.90%	0
2018	15.222528	13.839390	-9.09%	0
2017	13.015686	15.222528	16.96%	0
2016	12.905826	13.015686	0.85%	0
2015	13.100013	12.905826	-1.48%	0
2014	12.574242	13.100013	4.18%	0
2013	10.434949	12.574242	20.50%	0
2012	9.184564	10.434949	13.61%	0
2011	9.947950	9.184564	-7.67%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2020	20.002101	22.651755	13.25%	0
2019	17.151009	20.002101	16.62%	0
2018	18.377680	17.151009	-6.67%	0
2017	16.341007	18.377680	12.46%	0
2016	16.071967	16.341007	1.67%	0
2015	16.279523	16.071967	-1.27%	0
2014	15.606621	16.279523	4.31%	0
2013	13.686355	15.606621	14.03%	0
2012	12.334404	13.686355	10.96%	0
2011	12.841735	12.334404	-3.95%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	18.344325	20.737644	13.05%	0
2019	15.749145	18.344325	16.48%	0
2018	16.906978	15.749145	-6.85%	0
2017	15.059434	16.906978	12.27%	0
2016	14.835968	15.059434	1.51%	0
2015	15.040439	14.835968	-1.36%	0
2014	14.438856	15.040439	4.17%	0
2013	12.683461	14.438856	13.84%	0
2012	11.449949	12.683461	10.77%	0
2011	11.936570	11.449949	-4.08%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2020	23.927208	28.888027	20.73%	0
2019	19.502829	23.927208	22.69%	0
2018	20.642269	19.502829	-5.52%	0
2017	17.990615	20.642269	14.74%	0
2016	17.009426	17.990615	5.77%	0
2015	17.146447	17.009426	-0.80%	0
2014	15.779922	17.146447	8.66%	0
2013	13.378949	15.779922	17.95%	0
2012	11.792320	13.378949	13.45%	0
2011	12.416491	11.792320	-5.03%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	24.248942	29.229612	20.54%	0
2019	19.794765	24.248942	22.50%	0
2018	20.989071	19.794765	-5.69%	0
2017	18.313309	20.989071	14.61%	0
2016	17.343462	18.313309	5.59%	129
2015	17.508796	17.343462	-0.94%	171
2014	16.123981	17.508796	8.59%	171
2013	13.695464	16.123981	17.73%	171
2012	12.085185	13.695464	13.32%	171
2011	12.731123	12.085185	-5.07%	171

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2020	23.120040	30.459069	31.74%	0
2019	18.024714	23.120040	28.27%	0
2018	19.219101	18.024714	-6.21%	0
2017	15.733212	19.219101	22.16%	0
2016	15.512299	15.733212	1.42%	0
2015	15.536854	15.512299	-0.16%	0
2014	14.196248	15.536854	9.44%	0
2013	10.393195	14.196248	36.59%	0
2012	8.588790	10.393195	21.01%	0
2011	8.941762	8.588790	-3.95%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	22.434333	29.525582	31.61%	0
2019	17.508399	22.434333	28.13%	0
2018	18.707150	17.508399	-6.41%	0
2017	15.346183	18.707150	21.90%	0
2016	15.145021	15.346183	1.33%	0
2015	15.188902	15.145021	-0.29%	0
2014	13.906580	15.188902	9.22%	335
2013	10.191203	13.906580	36.46%	0
2012	8.446553	10.191203	20.66%	0
2011	8.801194	8.446553	-4.03%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	24.015331	25.254654	5.16%	356
2019	19.109898	24.015331	25.67%	385
2018	21.138775	19.109898	-9.60%	409
2017	18.985412	21.138775	11.34%	437
2016	16.314082	18.985412	16.37%	463
2015	17.233588	16.314082	-5.34%	491
2014	16.070967	17.233588	7.23%	519
2013	12.719552	16.070967	26.35%	547
2012	10.997275	12.719552	15.66%	573
2011	11.046957	10.997275	-0.45%	601
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	25.361167	26.643656	5.06%	8,833
2019	20.215385	25.361167	25.45%	10,568
2018	22.395132	20.215385	-9.73%	10,639
2017	20.141354	22.395132	11.19%	12,670
2016	17.335867	20.141354	16.18%	14,650
2015	18.341600	17.335867	-5.48%	15,736
2014	17.130582	18.341600	7.07%	15,423
2013	13.577789	17.130582	26.17%	22,521
2012	11.752606	13.577789	15.53%	22,401
2011	11.829613	11.752606	-0.65%	25,138

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2020	12.450740	12.328195	-0.98%	0
2019	12.364539	12.450740	0.70%	0
2018	12.325436	12.364539	0.32%	0
2017	12.403038	12.325436	-0.63%	0
2016	12.540308	12.403038	-1.09%	0
2015	12.701905	12.540308	-1.27%	0
2014	12.867920	12.701905	-1.29%	0
2013	13.033616	12.867920	-1.27%	0
2012	13.187816	13.033616	-1.17%	0
2011	13.346465	13.187816	-1.19%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2020	23.640307	25.137925	6.34%	0
2019	18.432555	23.640307	28.25%	0
2018	20.540750	18.432555	-10.26%	0
2017	17.821426	20.540750	15.26%	61
2016	15.572516	17.821426	14.44%	67
2015	16.157466	15.572516	-3.62%	73
2014	14.829952	16.157466	8.95%	79
2013	11.258226	14.829952	31.73%	86
2012	9.634046	11.258226	16.86%	91
2011	9.609372	9.634046	0.26%	97
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	23.564420	25.024296	6.20%	6,752
2019	18.410477	23.564420	27.99%	6,803
2018	20.542747	18.410477	-10.38%	6,905
2017	17.847742	20.542747	15.10%	7,020
2016	15.613804	17.847742	14.31%	8,738
2015	16.231490	15.613804	-3.81%	8,857
2014	14.919394	16.231490	8.79%	9,217
2013	11.344048	14.919394	31.52%	9,021
2012	9.720130	11.344048	16.71%	7,629
2011	9.715864	9.720130	0.04%	7,875
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	27.047782	38.375959	41.88%	45
2019	20.422593	27.047782	32.44%	45
2018	20.750251	20.422593	-1.58%	45
2017	15.572056	20.750251	33.25%	92
2016	15.664814	15.572056	-0.59%	96
2015	14.825544	15.664814	5.66%	101
2014	13.509358	14.825544	9.74%	106
2013	10.049080	13.509358	34.43%	620
2012	8.888831	10.049080	13.05%	624
2011	8.992962	8.888831	-1.16%	629

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	20.491273	29.032996	41.68%	2,854
2019	15.496102	20.491273	32.24%	2,480
2018	15.769521	15.496102	-1.73%	2,532
2017	11.850618	15.769521	33.07%	2,584
2016	11.940605	11.850618	-0.75%	4,664
2015	11.316546	11.940605	5.51%	4,726
2014	10.328158	11.316546	9.57%	5,692
2013	7.694191	10.328158	34.23%	10,552
2012	6.814321	7.694191	12.91%	3,907
2011	6.906128	6.814321	-1.33%	4,068
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	17.437645	17.666843	1.31%	0
2019	15.373564	17.437645	13.43%	0
2018	16.158983	15.373564	-4.86%	0
2017	15.290064	16.158983	5.68%	0
2016	13.544270	15.290064	12.89%	0
2015	14.258191	13.544270	-5.01%	0
2014	14.292411	14.258191	-0.24%	0
2013	13.677282	14.292411	4.50%	0
2012	12.135166	13.677282	12.71%	0
2011	11.830197	12.135166	2.58%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	18.372736	18.573349	1.09%	772
2019	16.219261	18.372736	13.28%	788
2018	17.052560	16.219261	-4.89%	805
2017	16.159385	17.052560	5.53%	827
2016	14.339823	16.159385	12.69%	2,220
2015	15.112940	14.339823	-5.12%	3,420
2014	15.174769	15.112940	-0.41%	1,829
2013	14.545795	15.174769	4.32%	2,094
2012	12.931178	14.545795	12.49%	2,221
2011	12.631724	12.931178	2.37%	4,059
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2020	46.070207	53.765058	16.70%	101
2019	35.536084	46.070207	29.64%	99
2018	37.700098	35.536084	-5.74%	100
2017	31.381263	37.700098	20.14%	133
2016	28.422567	31.381263	10.41%	134
2015	28.417750	28.422567	0.02%	139
2014	25.351679	28.417750	12.09%	271
2013	19.422866	25.351679	30.52%	275
2012	16.977250	19.422866	14.41%	277
2011	16.856699	16.977250	0.72%	282

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2020	24.030841	25.946713	7.97%	0
2019	22.201278	24.030841	8.24%	0
2018	22.615309	22.201278	-1.83%	0
2017	21.985296	22.615309	2.87%	0
2016	21.265768	21.985296	3.38%	0
2015	21.674894	21.265768	-1.89%	0
2014	20.751051	21.674894	4.45%	0
2013	21.404860	20.751051	-3.05%	0
2012	20.479533	21.404860	4.52%	0
2011	19.330849	20.479533	5.94%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	72.610011	84.593991	16.50%	0
2019	59.641212	72.610011	21.74%	0
2018	70.795561	59.641212	-15.76%	0
2017	59.422591	70.795561	19.14%	0
2016	53.698740	59.422591	10.66%	0
2015	55.234458	53.698740	-2.78%	0
2014	52.696732	55.234458	4.82%	0
2013	39.239703	52.696732	34.29%	0
2012	34.647123	39.239703	13.26%	0
2011	39.316108	34.647123	-11.88%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	44.282065	51.515621	16.34%	2,274
2019	36.424826	44.282065	21.57%	2,939
2018	43.304574	36.424826	-15.89%	2,988
2017	36.398230	43.304574	18.97%	3,485
2016	32.947877	36.398230	10.47%	11,720
2015	33.934557	32.947877	-2.91%	13,351
2014	32.425691	33.934557	4.65%	11,065
2013	24.179508	32.425691	34.10%	12,455
2012	21.384574	24.179508	13.07%	11,954
2011	24.303282	21.384574	-12.01%	13,615
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	18.167119	20.709224	13.99%	0
2019	14.416732	18.167119	26.01%	0
2018	17.162323	14.416732	-16.00%	0
2017	13.364504	17.162323	28.42%	49
2016	14.270943	13.364504	-6.35%	53
2015	13.971261	14.270943	2.14%	58
2014	15.413148	13.971261	-9.35%	63
2013	11.977653	15.413148	28.68%	68
2012	10.067722	11.977653	18.97%	72
2011	12.323182	10.067722	-18.30%	77

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	14.204347	16.169404	13.83%	4,492
2019	11.287324	14.204347	25.84%	4,712
2018	13.464164	11.287324	-16.17%	5,023
2017	10.494041	13.464164	28.30%	11,418
2016	11.223147	10.494041	-6.50%	12,048
2015	11.008090	11.223147	1.95%	12,057
2014	12.162168	11.008090	-9.49%	648
2013	9.466565	12.162168	28.47%	648
2012	7.967815	9.466565	18.81%	648
2011	9.766021	7.967815	-18.41%	648
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2020	26.063172	27.326845	4.85%	0
2019	20.003890	26.063172	30.29%	0
2018	23.559895	20.003890	-15.09%	0
2017	20.659756	23.559895	14.04%	0
2016	18.705429	20.659756	10.45%	0
2015	19.107864	18.705429	-2.11%	0
2014	17.393124	19.107864	9.86%	0
2013	13.320576	17.393124	30.57%	0
2012	11.172382	13.320576	19.23%	0
2011	11.615387	11.172382	-3.81%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2020	25.346098	26.522809	4.64%	0
2019	19.472798	25.346098	30.16%	0
2018	22.965035	19.472798	-15.21%	0
2017	20.168154	22.965035	13.87%	0
2016	18.291253	20.168154	10.26%	0
2015	18.714281	18.291253	-2.26%	0
2014	17.065468	18.714281	9.66%	0
2013	13.080600	17.065468	30.46%	0
2012	10.994084	13.080600	18.98%	0
2011	11.445144	10.994084	-3.94%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	31.582560	33.721484	6.77%	0
2019	23.827668	31.582560	32.55%	0
2018	29.204835	23.827668	-18.41%	0
2017	24.820287	29.204835	17.67%	0
2016	22.969133	24.820287	8.06%	0
2015	24.004982	22.969133	-4.32%	0
2014	22.795590	24.004982	5.31%	0
2013	17.705295	22.795590	28.75%	0
2012	14.113955	17.705295	25.45%	0
2011	15.687582	14.113955	-10.03%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	29.078587	31.002445	6.62%	127
2019	21.970043	29.078587	32.36%	789
2018	26.982609	21.970043	-18.58%	809
2017	22.955786	26.982609	17.54%	832
2016	21.283866	22.955786	7.86%	7,455
2015	22.274883	21.283866	-4.45%	8,487
2014	21.188276	22.274883	5.13%	8,109
2013	16.489903	21.188276	28.49%	8,828
2012	13.148879	16.489903	25.41%	8,117
2011	14.645332	13.148879	-10.22%	9,057
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.267401	16.838506	10.29%	232
2019	12.905547	15.267401	18.30%	232
2018	14.472957	12.905547	-10.83%	248
2017	13.094504	14.472957	10.53%	267
2016	11.721534	13.094504	11.71%	285
2015	12.662697	11.721534	-7.43%	304
2014	12.474214	12.662697	1.51%	324
2013	10.211201	12.474214	22.16%	343
2012	8.970568	10.211201	13.83%	362
2011	9.230806	8.970568	-2.82%	382
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2020	34.683763	39.788139	14.72%	183
2019	27.117755	34.683763	27.90%	191
2018	28.875153	27.117755	-6.09%	201
2017	24.207364	28.875153	19.28%	205
2016	21.082849	24.207364	14.82%	221
2015	22.115995	21.082849	-4.67%	245
2014	20.556028	22.115995	7.59%	244
2013	16.014159	20.556028	28.36%	252
2012	14.464445	16.014159	10.71%	280
2011	13.786913	14.464445	4.91%	302
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	17.863869	17.470141	-2.20%	0
2019	16.040044	17.863869	11.37%	0
2018	19.181357	16.040044	-16.38%	0
2017	16.606764	19.181357	15.50%	0
2016	15.652548	16.606764	6.10%	0
2015	16.926512	15.652548	-7.53%	0
2014	19.244614	16.926512	-12.05%	0
2013	15.816859	19.244614	21.67%	0
2012	13.512781	15.816859	17.05%	0
2011	15.287198	13.512781	-11.61%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	28.132905	39.428805	40.15%	3,203
2019	20.892880	28.132905	34.65%	4,293
2018	22.026527	20.892880	-5.15%	4,708
2017	17.567717	22.026527	25.38%	6,442
2016	17.446595	17.567717	0.69%	5,919
2015	16.874812	17.446595	3.39%	7,804
2014	15.805952	16.874812	6.76%	7,872
2013	11.455343	15.805952	37.98%	8,846
2012	10.235325	11.455343	11.92%	9,712
2011	11.077762	10.235325	-7.60%	5,588
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	27.082404	26.439351	-2.37%	3,546
2019	21.961692	27.082404	23.32%	4,009
2018	25.392986	21.961692	-13.51%	4,191
2017	21.880817	25.392986	16.05%	4,306
2016	18.949271	21.880817	15.47%	6,109
2015	20.466703	18.949271	-7.41%	7,071
2014	19.006569	20.466703	7.68%	8,803
2013	14.195670	19.006569	33.89%	10,535
2012	12.094256	14.195670	17.38%	7,754
2011	12.517093	12.094256	-3.38%	13,170
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	21.179478	23.799495	12.37%	0
2019	16.639027	21.179478	27.29%	0
2018	18.607738	16.639027	-10.58%	0
2017	16.657507	18.607738	11.71%	0
2016	15.305367	16.657507	8.83%	0
2015	16.456524	15.305367	-7.00%	0
2014	15.417346	16.456524	6.74%	0
2013	12.085452	15.417346	27.57%	0
2012	10.752351	12.085452	12.40%	0
2011	10.900565	10.752351	-1.36%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	20.481281	22.958466	12.09%	0
2019	16.127871	20.481281	26.99%	763
2018	18.079053	16.127871	-10.79%	763
2017	16.226974	18.079053	11.41%	763
2016	14.942933	16.226974	8.59%	763
2015	16.106591	14.942933	-7.22%	763
2014	15.131452	16.106591	6.44%	1,080
2013	11.890192	15.131452	27.26%	763
2012	10.603651	11.890192	12.13%	763
2011	10.774657	10.603651	-1.59%	763
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020*	10.000000	14.697668	46.98%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.662362	46.62%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	35.236516	44.390553	25.98%	0
2019	27.089503	35.236516	30.07%	0
2018	31.615344	27.089503	-14.32%	0
2017	23.437166	31.615344	34.89%	0
2016	23.725581	23.437166	-1.22%	0
2015	23.125987	23.725581	2.59%	0
2014	22.905547	23.125987	0.96%	0
2013	18.229270	22.905547	25.65%	0
2012	15.231031	18.229270	19.69%	0
2011	16.826215	15.231031	-9.48%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	33.726708	42.388392	25.68%	3,711
2019	25.994546	33.726708	29.75%	3,729
2018	30.412122	25.994546	-14.53%	3,943
2017	22.602345	30.412122	34.55%	4,241
2016	22.935260	22.602345	-1.45%	5,702
2015	22.414220	22.935260	2.32%	8,123
2014	22.251942	22.414220	0.73%	8,310
2013	17.753168	22.251942	25.34%	5,717
2012	14.871781	17.753168	19.37%	5,717
2011	16.471859	14.871781	-9.71%	5,717
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.155853	11.385271	2.06%	0
2019	10.200735	11.155853	9.36%	0
2018	10.811266	10.200735	-5.65%	0
2017	10.306770	10.811266	4.89%	0
2016	9.801797	10.306770	5.15%	0
2015	10.160577	9.801797	-3.53%	0
2014	10.010249	10.160577	1.50%	0
2013	10.155553	10.010249	-1.43%	0
2012*	10.000000	10.155553	1.56%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	20.140866	20.473804	1.65%	11,187
2019	18.449335	20.140866	9.17%	11,249
2018	19.582595	18.449335	-5.79%	11,725
2017	18.710366	19.582595	4.66%	16,439
2016	17.838553	18.710366	4.89%	16,871
2015	18.535379	17.838553	-3.76%	18,104
2014	18.322996	18.535379	1.16%	18,060
2013	18.632709	18.322996	-1.66%	18,122
2012	16.684762	18.632709	11.68%	19,557
2011	16.794938	16.684762	-0.66%	18,204

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	27.718945	31.117599	12.26%	0
2019	21.899808	27.718945	26.57%	0
2018	26.168984	21.899808	-16.31%	0
2017	21.603062	26.168984	21.14%	171
2016	22.040363	21.603062	-1.98%	171
2015	22.930502	22.040363	-3.88%	171
2014	23.211682	22.930502	-1.21%	171
2013	19.809488	23.211682	17.17%	834
2012	17.414478	19.809488	13.75%	834
2011	18.969808	17.414478	-8.20%	834
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	28.318540	31.777824	12.22%	2,681
2019	21.779292	28.318540	30.03%	3,365
2018	24.012136	21.779292	-9.30%	3,563
2017	20.857681	24.012136	15.12%	6,249
2016	18.986486	20.857681	9.86%	6,490
2015	18.656920	18.986486	1.77%	6,952
2014	17.121877	18.656920	8.97%	7,167
2013	13.198038	17.121877	29.73%	8,026
2012	11.467594	13.198038	15.09%	9,276
2011	11.654976	11.467594	-1.61%	11,148
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares - Q/NQ
2020	26.927009	29.034656	7.83%	0
2019	21.777050	26.927009	23.65%	0
2018	24.890815	21.777050	-12.51%	0
2017	21.943977	24.890815	13.43%	0
2016	19.599208	21.943977	11.96%	0
2015	20.690863	19.599208	-5.28%	0
2014	20.073300	20.690863	3.08%	0
2013	15.788286	20.073300	27.14%	0
2012	14.417306	15.788286	9.51%	0
2011	15.601919	14.417306	-7.59%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	39.661684	46.947407	18.37%	0
2019	31.773364	39.661684	24.83%	0
2018	35.900554	31.773364	-11.50%	0
2017	31.861602	35.900554	12.68%	0
2016	27.343699	31.861602	16.52%	0
2015	29.440625	27.343699	-7.12%	0
2014	26.648309	29.440625	10.48%	0
2013	19.146137	26.648309	39.18%	0
2012	16.441520	19.146137	16.45%	0
2011	17.034513	16.441520	-3.48%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	22.221982	26.239860	18.08%	0
2019	17.849878	22.221982	24.49%	0
2018	20.216929	17.849878	-11.71%	0
2017	17.981204	20.216929	12.43%	0
2016	15.481489	17.981204	16.15%	0
2015	16.703271	15.481489	-7.31%	0
2014	15.156805	16.703271	10.20%	0
2013	10.920212	15.156805	38.80%	572
2012	9.402876	10.920212	16.14%	572
2011	9.759032	9.402876	-3.65%	572
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.047363	13.198123	19.47%	0
2019	8.747710	11.047363	26.29%	0
2018	11.017781	8.747710	-20.60%	0
2017	8.827918	11.017781	24.81%	0
2016	9.193527	8.827918	-3.98%	0
2015	9.034020	9.193527	1.77%	0
2014*	10.000000	9.034020	-9.66%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	18.032141	20.267679	12.40%	0
2019	15.002398	18.032141	20.20%	149
2018	16.075467	15.002398	-6.68%	149
2017	13.770342	16.075467	16.74%	203
2016	14.318963	13.770342	-3.83%	492
2015	15.828728	14.318963	-9.54%	1,929
2014	16.928545	15.828728	-6.50%	2,338
2013	13.706700	16.928545	23.51%	2,224
2012	11.653053	13.706700	17.62%	1,637
2011	12.723062	11.653053	-8.41%	2,477
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.515403	10.246346	-2.56%	873
2019	9.017872	10.515403	16.61%	1,005
2018	11.219280	9.017872	-19.62%	1,005
2017	8.892220	11.219280	26.17%	1,053
2016	7.459024	8.892220	19.21%	437
2015	9.453265	7.459024	-21.10%	347
2014*	10.000000	9.453265	-5.47%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	25.400562	34.125867	34.35%	35
2019	18.611040	25.400562	36.48%	117
2018	18.679420	18.611040	-0.37%	452
2017	14.939318	18.679420	25.04%	656
2016	14.467734	14.939318	3.26%	487
2015	14.036142	14.467734	3.07%	969
2014	13.099864	14.036142	7.15%	930
2013	9.672491	13.099864	35.43%	7,549
2012	8.417723	9.672491	14.91%	8,459
2011	9.088670	8.417723	-7.38%	9,297
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	35.110815	50.451780	43.69%	13
2019	25.180112	35.110815	39.44%	752
2018	25.959446	25.180112	-3.00%	752
2017	20.818423	25.959446	24.69%	899
2016	19.386140	20.818423	7.39%	7,120
2015	20.072178	19.386140	-3.42%	7,171
2014	21.984178	20.072178	-8.70%	5,348
2013	15.772452	21.984178	39.38%	6,319
2012	13.218317	15.772452	19.32%	7,704
2011	14.962252	13.218317	-11.66%	9,766
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	32.820460	33.437047	1.88%	6,340
2019	25.676608	32.820460	27.82%	4,130
2018	29.022544	25.676608	-11.53%	4,320
2017	25.056746	29.022544	15.83%	6,213
2016	22.312157	25.056746	12.30%	7,220
2015	22.819175	22.312157	-2.22%	7,403
2014	20.979340	22.819175	8.77%	7,733
2013	15.675670	20.979340	33.83%	7,722
2012	13.705801	15.675670	14.37%	8,623
2011	13.951020	13.705801	-1.76%	13,709
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.306936	26.465825	18.64%	1,323
2019	17.986606	22.306936	24.02%	730
2018	20.188010	17.986606	-10.90%	1,109
2017	16.127752	20.188010	25.18%	1,209
2016	15.735157	16.127752	2.50%	1,210
2015	14.994719	15.735157	4.94%	995
2014	15.022071	14.994719	-0.18%	959
2013	11.924574	15.022071	25.98%	367
2012	10.421665	11.924574	14.42%	388
2011	10.749702	10.421665	-3.05%	409

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.592752	21.218664	20.61%	847
2019	12.769627	17.592752	37.77%	890
2018	12.864679	12.769627	-0.74%	1,393
2017	10.174476	12.864679	26.44%	1,439
2016	9.739169	10.174476	4.47%	1,016
2015*	10.000000	9.739169	-2.61%	4,602
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	15.195889	16.130432	6.15%	330
2019	13.919127	15.195889	9.17%	345
2018	14.233071	13.919127	-2.21%	358
2017	13.617335	14.233071	4.52%	374
2016	13.032495	13.617335	4.49%	388
2015	13.314953	13.032495	-2.12%	403
2014	12.541506	13.314953	6.17%	419
2013	12.780843	12.541506	-1.87%	419
2012	11.859357	12.780843	7.77%	419
2011	11.399186	11.859357	4.04%	419
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.672015	20.343726	48.80%	0
2019	10.427821	13.672015	31.11%	0
2018	12.679636	10.427821	-17.76%	463
2017	10.233039	12.679636	23.91%	463
2016	10.630202	10.233039	-3.74%	0
2015	10.841177	10.630202	-1.95%	0
2014	11.134515	10.841177	-2.63%	0
2013	9.317313	11.134515	19.50%	0
2012	8.171995	9.317313	14.02%	0
2011	9.161036	8.171995	-10.80%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	20.116017	22.236549	10.54%	21,123
2019	16.874092	20.116017	19.21%	14,207
2018	17.993503	16.874092	-6.22%	14,492
2017	15.743451	17.993503	14.29%	14,625
2016	14.633287	15.743451	7.59%	11,221
2015	14.681544	14.633287	-0.33%	2,249
2014	14.167869	14.681544	3.63%	2,249
2013	11.643296	14.167869	21.68%	1,026
2012	10.194744	11.643296	14.21%	1,026
2011	10.233657	10.194744	-0.38%	1,026

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.576647	13.555886	7.79%	0
2019	11.691981	12.576647	7.57%	0
2018	11.975369	11.691981	-2.37%	195
2017	11.755127	11.975369	1.87%	262
2016	11.602023	11.755127	1.32%	262
2015	11.782059	11.602023	-1.53%	262
2014	11.371131	11.782059	3.61%	262
2013	11.825276	11.371131	-3.84%	262
2012	11.414478	11.825276	3.60%	262
2011	10.938320	11.414478	4.35%	536
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	24.823024	31.833368	28.24%	162
2019	18.660159	24.823024	33.03%	410
2018	20.874217	18.660159	-10.61%	730
2017	16.147843	20.874217	29.27%	7,419
2016	16.329379	16.147843	-1.11%	7,578
2015	15.528434	16.329379	5.16%	7,699
2014	15.449373	15.528434	0.51%	7,754
2013	12.167775	15.449373	26.97%	8,059
2012	10.098071	12.167775	20.50%	8,147
2011	11.281017	10.098071	-10.49%	8,238
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	26.704750	39.931038	49.53%	1,275
2019	20.766984	26.704750	28.59%	183
2018	21.181094	20.766984	-1.96%	230
2017	16.791655	21.181094	26.14%	278
2016	15.598415	16.791655	7.65%	397
2015	14.849473	15.598415	5.04%	463
2014	13.922005	14.849473	6.66%	530
2013	10.882845	13.922005	27.93%	1,362
2012	9.392119	10.882845	15.87%	1,531
2011	9.983628	9.392119	-5.92%	1,717
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	21.253596	23.720741	11.61%	0
2019	17.135394	21.253596	24.03%	0
2018	17.750206	17.135394	-3.46%	876
2017	14.749250	17.750206	20.35%	1,182
2016	13.451569	14.749250	9.65%	1,182
2015	13.482238	13.451569	-0.23%	1,182
2014	12.392386	13.482238	8.79%	3,014
2013	9.442516	12.392386	31.24%	3,014
2012	8.172677	9.442516	15.54%	1,182
2011	8.469447	8.172677	-3.50%	1,182

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	23.318623	25.329254	8.62%	168
2019	18.311374	23.318623	27.35%	182
2018	18.605514	18.311374	-1.58%	193
2017	15.676219	18.605514	18.69%	206
2016	14.287894	15.676219	9.72%	218
2015	14.380897	14.287894	-0.65%	231
2014	13.030567	14.380897	10.36%	245
2013	10.094143	13.030567	29.09%	258
2012	8.983448	10.094143	12.36%	270
2011	9.067239	8.983448	-0.92%	284
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.974525	18.858048	11.10%	0
2019	13.873875	16.974525	22.35%	0
2018	15.750078	13.873875	-11.91%	0
2017	13.319781	15.750078	18.25%	0
2016	12.453193	13.319781	6.96%	0
2015	12.842453	12.453193	-3.03%	0
2014	12.451663	12.842453	3.14%	0
2013	9.743653	12.451663	27.79%	0
2012	8.499356	9.743653	14.64%	0
2011	9.197754	8.499356	-7.59%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.233026	16.490395	8.25%	0
2019	13.284350	15.233026	14.67%	0
2018	14.355133	13.284350	-7.46%	0
2017	12.979469	14.355133	10.60%	0
2016	12.392966	12.979469	4.73%	0
2015	12.690633	12.392966	-2.35%	0
2014	12.327993	12.690633	2.94%	0
2013	10.893639	12.327993	13.17%	3,190
2012	9.938199	10.893639	9.61%	3,431
2011	10.206099	9.938199	-2.62%	3,689
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.405099	18.048537	10.02%	0
2019	13.823294	16.405099	18.68%	0
2018	15.250834	13.823294	-9.36%	0
2017	13.342302	15.250834	14.30%	0
2016	12.595360	13.342302	5.93%	0
2015	12.933092	12.595360	-2.61%	0
2014	12.515531	12.933092	3.34%	0
2013	10.458384	12.515531	19.67%	0
2012	9.324356	10.458384	12.16%	0
2011	9.784260	9.324356	-4.70%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.341246	14.167638	6.19%	0
2019	12.213702	13.341246	9.23%	0
2018	12.706472	12.213702	-3.88%	0
2017	12.103767	12.706472	4.98%	0
2016	11.722026	12.103767	3.26%	0
2015	11.964218	11.722026	-2.02%	310
2014	11.730417	11.964218	1.99%	470
2013	11.326218	11.730417	3.57%	0
2012	10.675245	11.326218	6.10%	0
2011	10.665062	10.675245	0.10%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.870608	17.338733	9.25%	36,027
2019	13.610151	15.870608	16.61%	36,063
2018	14.842214	13.610151	-8.30%	36,096
2017	13.194055	14.842214	12.49%	36,135
2016	12.523394	13.194055	5.36%	36,170
2015	12.825049	12.523394	-2.35%	47,131
2014	12.426087	12.825049	3.21%	44,904
2013	10.686963	12.426087	16.27%	35,127
2012	9.636061	10.686963	10.91%	0
2011	9.995903	9.636061	-3.60%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.674856	18.475870	10.80%	0
2019	13.821761	16.674856	20.64%	0
2018	15.475540	13.821761	-10.69%	0
2017	13.279313	15.475540	16.54%	0
2016	12.504478	13.279313	6.20%	0
2015	12.863113	12.504478	-2.79%	0
2014	12.463956	12.863113	3.20%	0
2013	10.161260	12.463956	22.66%	0
2012	8.984882	10.161260	13.09%	0
2011	9.549068	8.984882	-5.91%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.698404	15.820996	7.64%	0
2019	13.028691	14.698404	12.82%	0
2018	13.861507	13.028691	-6.01%	0
2017	12.780176	13.861507	8.46%	0
2016	12.215391	12.780176	4.62%	0
2015	12.509532	12.215391	-2.35%	0
2014	12.177203	12.509532	2.73%	0
2013	11.091106	12.177203	9.79%	0
2012	10.211873	11.091106	8.61%	0
2011	10.374143	10.211873	-1.56%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.747074	16.347407	3.81%	0
2019	14.183448	15.747074	11.02%	0
2018	17.045717	14.183448	-16.79%	0
2017	14.072567	17.045717	21.13%	0
2016	14.100165	14.072567	-0.20%	0
2015	14.866112	14.100165	-5.15%	0
2014	16.397851	14.866112	-9.34%	0
2013	13.833939	16.397851	18.53%	0
2012	11.723024	13.833939	18.01%	0
2011	13.562540	11.723024	-13.56%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.749958	17.50%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.750472	17.50%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.939342	14.722854	5.62%	0
2019	12.963581	13.939342	7.53%	0
2018	13.190558	12.963581	-1.72%	0
2017	12.800991	13.190558	3.04%	0
2016	12.310967	12.800991	3.98%	0
2015	12.563599	12.310967	-2.01%	0
2014	12.116550	12.563599	3.69%	0
2013	12.515375	12.116550	-3.19%	0
2012	11.768140	12.515375	6.35%	0
2011	11.185077	11.768140	5.21%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	13.525036	14.253249	5.38%	5,329
2019	12.606713	13.525036	7.28%	506
2018	12.862143	12.606713	-1.99%	635
2017	12.508297	12.862143	2.83%	767
2016	12.068542	12.508297	3.64%	847
2015	12.336118	12.068542	-2.17%	990
2014	11.939941	12.336118	3.32%	1,132
2013	12.360305	11.939941	-3.40%	1,044
2012	11.651623	12.360305	6.08%	1,174
2011	11.111502	11.651623	4.86%	1,317

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.425686	15.525291	7.62%	364
2019	13.336247	14.425686	8.17%	473
2018	13.712184	13.336247	-2.74%	593
2017	13.387989	13.712184	2.42%	717
2016	13.125979	13.387989	2.00%	16,949
2015	13.368004	13.125979	-1.81%	17,082
2014	12.913677	13.368004	3.52%	10,874
2013	13.357432	12.913677	-3.32%	10,792
2012	12.634477	13.357432	5.72%	6,301
2011	12.070481	12.634477	4.67%	4,528
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	29.324461	32.705161	11.53%	0
2019	24.220990	29.324461	21.07%	52
2018	29.803762	24.220990	-18.73%	263
2017	21.381352	29.803762	39.39%	1,936
2016	20.154923	21.381352	6.09%	2,181
2015	24.377732	20.154923	-17.32%	2,553
2014	26.200189	24.377732	-6.96%	2,700
2013	26.431891	26.200189	-0.88%	0
2012	22.891445	26.431891	15.47%	0
2011	29.963336	22.891445	-23.60%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.181700	12.746584	4.64%	0
2020	12.181700	12.746584	4.64%	0
2019	10.756548	12.181700	13.25%	0
2018	11.235981	10.756548	-4.27%	0
2017	10.663071	11.235981	5.37%	0
2016	9.463452	10.663071	12.68%	0
2015	9.844790	9.463452	-3.87%	0
2014*	10.000000	9.844790	-1.55%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	14.662163	15.351825	4.70%	5,021
2019	13.978760	14.662163	4.89%	3,042
2018	14.170689	13.978760	-1.35%	3,104
2017	14.063699	14.170689	0.76%	3,516
2016	14.143545	14.063699	-0.56%	4,451
2015	14.345433	14.143545	-1.41%	4,668
2014	13.899309	14.345433	3.21%	4,742
2013	14.677636	13.899309	-5.30%	11,226
2012	14.430326	14.677636	1.71%	10,882
2011	13.630931	14.430326	5.86%	16,641

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.653925	9.551620	-1.06%	3,783
2019	9.609887	9.653925	0.46%	7,015
2018	9.603598	9.609887	0.07%	7,356
2017	9.688897	9.603598	-0.88%	15,996
2016	9.815410	9.688897	-1.29%	8,895
2015	9.944686	9.815410	-1.30%	12,315
2014	10.075666	9.944686	-1.30%	12,849
2013	10.208370	10.075666	-1.30%	24,217
2012	10.343194	10.208370	-1.30%	16,405
2011	10.479040	10.343194	-1.30%	14,990
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.496533	11.156262	6.29%	0
2019	8.943300	10.496533	17.37%	629
2018	10.636178	8.943300	-15.92%	629
2017	8.479950	10.636178	25.43%	855
2016	8.537229	8.479950	-0.67%	2,079
2015	8.937541	8.537229	-4.48%	1,613
2014	9.120905	8.937541	-2.01%	0
2013	7.860500	9.120905	16.03%	0
2012	6.911842	7.860500	13.73%	0
2011	7.780782	6.911842	-11.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	26.462189	29.465605	11.35%	1,069
2019	21.668367	26.462189	22.12%	1,103
2018	24.088357	21.668367	-10.05%	1,122
2017	20.606974	24.088357	16.89%	1,167
2016	19.071956	20.606974	8.05%	1,240
2015	19.517976	19.071956	-2.29%	1,242
2014	18.836010	19.517976	3.62%	5,571
2013	14.997581	18.836010	25.59%	5,729
2012	13.110570	14.997581	14.39%	8,726
2011	13.826466	13.110570	-5.18%	11,424
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.835814	20.339659	7.98%	736
2019	16.545599	18.835814	13.84%	766
2018	17.619165	16.545599	-6.09%	793
2017	16.062681	17.619165	9.69%	825
2016	15.308822	16.062681	4.92%	853
2015	15.537445	15.308822	-1.47%	853
2014	15.051921	15.537445	3.23%	853
2013	13.445256	15.051921	11.95%	0
2012	12.453829	13.445256	7.96%	0
2011	12.506867	12.453829	-0.42%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.945642	25.278722	10.17%	0
2019	19.382820	22.945642	18.38%	0
2018	20.998256	19.382820	-7.69%	0
2017	18.530018	20.998256	13.32%	0
2016	17.424857	18.530018	6.34%	0
2015	17.748766	17.424857	-1.82%	0
2014	17.091735	17.748766	3.84%	0
2013	14.491720	17.091735	17.94%	0
2012	13.080661	14.491720	10.79%	0
2011	13.377772	13.080661	-2.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.773649	16.614053	5.33%	18,096
2019	14.590500	15.773649	8.11%	33,805
2018	15.055227	14.590500	-3.09%	34,242
2017	14.432817	15.055227	4.31%	34,850
2016	14.024433	14.432817	2.91%	35,306
2015	14.171626	14.024433	-1.04%	42,708
2014	13.820619	14.171626	2.54%	48,388
2013	13.357269	13.820619	3.47%	34,950
2012	12.867648	13.357269	3.81%	36,410
2011	12.665548	12.867648	1.60%	63,775
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.839102	23.784999	8.91%	54,990
2019	18.792081	21.839102	16.21%	93,535
2018	20.187624	18.792081	-6.91%	97,034
2017	18.111531	20.187624	11.46%	101,220
2016	17.126125	18.111531	5.75%	108,084
2015	17.409964	17.126125	-1.63%	108,767
2014	16.770374	17.409964	3.81%	110,201
2013	14.568814	16.770374	15.11%	119,038
2012	13.320900	14.568814	9.37%	132,592
2011	13.501435	13.320900	-1.34%	152,839
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.842540	27.542535	10.87%	5,367
2020	24.842540	27.542535	10.87%	5,367
2019	20.660028	24.842540	20.24%	5,171
2018	22.686579	20.660028	-8.93%	10,898
2017	19.699005	22.686579	15.17%	9,974
2016	18.397391	19.699005	7.07%	9,879
2015	18.776754	18.397391	-2.02%	9,921
2014	18.125580	18.776754	3.59%	9,737
2013	15.006238	18.125580	20.79%	9,731
2012	13.365256	15.006238	12.28%	14,364
2011	13.835155	13.365256	-3.40%	18,199

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.966635	20.321119	7.14%	20,510
2019	16.933306	18.966635	12.01%	26,953
2018	17.822690	16.933306	-4.99%	28,136
2017	16.533804	17.822690	7.80%	29,604
2016	15.847229	16.533804	4.33%	30,393
2015	16.060854	15.847229	-1.33%	31,809
2014	15.536073	16.060854	3.38%	34,215
2013	14.245614	15.536073	9.06%	50,726
2012	13.359584	14.245614	6.63%	57,469
2011	13.261645	13.359584	0.74%	71,703
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	23.307764	29.886955	28.23%	18
2019	18.134675	23.307764	28.53%	29
2018	19.011865	18.134675	-4.61%	322
2017	14.830376	19.011865	28.20%	322
2016	14.732003	14.830376	0.67%	0
2015	14.473087	14.732003	1.79%	0
2014	13.312694	14.473087	8.72%	0
2013	10.034666	13.312694	32.67%	0
2012	8.754200	10.034666	14.63%	0
2011	9.165548	8.754200	-4.49%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	40.178673	47.150494	17.35%	0
2019	29.580755	40.178673	35.83%	0
2018	30.358968	29.580755	-2.56%	0
2017	24.159142	30.358968	25.66%	0
2016	23.618552	24.159142	2.29%	0
2015	22.769969	23.618552	3.73%	0
2014	21.203967	22.769969	7.39%	0
2013	15.715168	21.203967	34.93%	0
2012	13.415824	15.715168	17.14%	0
2011	13.902694	13.415824	-3.50%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	39.120613	45.766195	16.99%	16,729
2019	28.861167	39.120613	35.55%	17,502
2018	29.701051	28.861167	-2.83%	20,214
2017	23.681032	29.701051	25.42%	22,482
2016	23.220151	23.681032	1.98%	29,583
2015	22.443641	23.220151	3.46%	34,098
2014	20.945809	22.443641	7.15%	34,627
2013	15.571403	20.945809	34.51%	43,144
2012	13.322678	15.571403	16.88%	46,364
2011	13.843186	13.322678	-3.76%	51,742

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	30.180390	30.203158	0.08%	0
2019	24.137434	30.180390	25.04%	0
2018	27.015636	24.137434	-10.65%	0
2017	25.240682	27.015636	7.03%	0
2016	21.272530	25.240682	18.65%	0
2015	22.554556	21.272530	-5.68%	0
2014	20.232022	22.554556	11.48%	0
2013	15.567756	20.232022	29.96%	0
2012	13.782314	15.567756	12.95%	0
2011	13.895869	13.782314	-0.82%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.803745	18.04%	684
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	37.863758	42.272789	11.64%	0
2019	30.530856	37.863758	24.02%	0
2018	34.909460	30.530856	-12.54%	0
2017	30.547775	34.909460	14.28%	0
2016	25.728812	30.547775	18.73%	0
2015	26.745483	25.728812	-3.80%	0
2014	24.764817	26.745483	8.00%	0
2013	18.858509	24.764817	31.32%	0
2012	16.265412	18.858509	15.94%	0
2011	16.909436	16.265412	-3.81%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	34.841498	38.802358	11.37%	2,638
2019	28.147178	34.841498	23.78%	2,872
2018	32.250660	28.147178	-12.72%	2,878
2017	28.271160	32.250660	14.08%	2,957
2016	23.866108	28.271160	18.46%	3,975
2015	24.869826	23.866108	-4.04%	4,180
2014	23.079622	24.869826	7.76%	4,596
2013	17.607139	23.079622	31.08%	5,554
2012	15.211738	17.607139	15.75%	8,079
2011	15.835823	15.211738	-3.94%	10,099
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.843465	22.288431	-2.43%	0
2019	18.687973	22.843465	22.24%	0
2018	21.803904	18.687973	-14.29%	0
2017	19.404857	21.803904	12.36%	0
2016	16.718352	19.404857	16.07%	0
2015	17.441873	16.718352	-4.15%	0
2014	15.101350	17.441873	15.50%	0
2013	11.276879	15.101350	33.91%	0
2012	9.820513	11.276879	14.83%	0
2011	10.186047	9.820513	-3.59%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	24.998687	34.670387	38.69%	681
2019	18.709175	24.998687	33.62%	0
2018	20.654010	18.709175	-9.42%	0
2017	16.787674	20.654010	23.03%	0
2016	15.739843	16.787674	6.66%	0
2015	15.863147	15.739843	-0.78%	0
2014	15.674244	15.863147	1.21%	0
2013	11.032006	15.674244	42.08%	319
2012	9.883598	11.032006	11.62%	0
2011	10.100497	9.883598	-2.15%	2,301
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	30.196199	31.339224	3.79%	0
2019	25.709016	30.196199	17.45%	0
2018	31.367455	25.709016	-18.04%	0
2017	29.138538	31.367455	7.65%	0
2016	23.442101	29.138538	24.30%	0
2015	25.272942	23.442101	-7.24%	0
2014	23.925729	25.272942	5.63%	0
2013	17.265398	23.925729	38.58%	0
2012	14.523869	17.265398	18.88%	0
2011	15.500741	14.523869	-6.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	26.866971	27.830612	3.59%	332
2019	22.934190	26.866971	17.15%	1,073
2018	28.039278	22.934190	-18.21%	1,117
2017	26.121119	28.039278	7.34%	1,256
2016	21.067870	26.121119	23.99%	1,319
2015	22.777954	21.067870	-7.51%	1,390
2014	21.615621	22.777954	5.38%	1,973
2013	15.640322	21.615621	38.20%	2,962
2012	13.172194	15.640322	18.74%	3,874
2011	14.115070	13.172194	-6.68%	7,119
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	34.537546	41.823091	21.09%	0
2019	27.849538	34.537546	24.01%	0
2018	32.299229	27.849538	-13.78%	0
2017	28.834384	32.299229	12.02%	0
2016	23.782931	28.834384	21.24%	0
2015	24.496761	23.782931	-2.91%	0
2014	24.618738	24.496761	-0.50%	0
2013	17.701659	24.618738	39.08%	0
2012	15.528093	17.701659	14.00%	0
2011	16.658246	15.528093	-6.78%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	33.941585	40.989727	20.77%	1,213
2019	27.433267	33.941585	23.72%	1,024
2018	31.889261	27.433267	-13.97%	976
2017	28.540916	31.889261	11.73%	1,048
2016	23.596325	28.540916	20.95%	1,478
2015	24.368957	23.596325	-3.17%	1,578
2014	24.553433	24.368957	-0.75%	1,621
2013	17.699402	24.553433	38.72%	1,853
2012	15.563283	17.699402	13.73%	2,350
2011	16.739245	15.563283	-7.03%	1,798
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	20.994679	23.498621	11.93%	0
2019	16.606910	20.994679	26.42%	0
2018	17.713896	16.606910	-6.25%	0
2017	14.384844	17.713896	23.14%	0
2016	12.835420	14.384844	12.07%	0
2015	13.161469	12.835420	-2.48%	0
2014	12.513978	13.161469	5.17%	0
2013	8.833333	12.513978	41.67%	0
2012	7.660316	8.833333	15.31%	0
2011	8.784988	7.660316	-12.80%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	22.075677	24.699783	11.89%	0
2020	22.075677	24.699783	11.89%	0
2019	17.750075	22.075677	24.37%	0
2018	19.090671	17.750075	-7.02%	0
2017	16.305544	19.090671	17.08%	0
2016	15.002665	16.305544	8.68%	0
2015	15.249664	15.002665	-1.62%	0
2014	13.969381	15.249664	9.16%	0
2013	10.199373	13.969381	36.96%	0
2012	9.268273	10.199373	10.05%	0
2011	9.698486	9.268273	-4.44%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	21.845021	24.436760	11.86%	0
2019	17.559196	21.845021	24.41%	0
2018	18.902283	17.559196	-7.11%	0
2017	16.179428	18.902283	16.83%	0
2016	14.887031	16.179428	8.68%	0
2015	15.146489	14.887031	-1.71%	0
2014	13.886551	15.146489	9.07%	0
2013	10.154564	13.886551	36.75%	0
2012	9.237127	10.154564	9.93%	0
2011	9.674479	9.237127	-4.52%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	17.831310	16.596778	-6.92%	0
2019	13.849618	17.831310	28.75%	0
2018	14.626461	13.849618	-5.31%	0
2017	13.960929	14.626461	4.77%	0
2016	13.197146	13.960929	5.79%	414
2015	14.173227	13.197146	-6.89%	2,137
2014	11.165751	14.173227	26.93%	2,243
2013	11.015389	11.165751	1.37%	2,857
2012	9.656214	11.015389	14.08%	2,749
2011	9.217325	9.656214	4.76%	6,183
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.294932	32.95%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020*	10.000000	13.274226	32.74%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.755725	10.916543	1.50%	2,059
2019	10.469473	10.755725	2.73%	0
2018	10.521816	10.469473	-0.50%	0
2017	10.494294	10.521816	0.26%	0
2016	10.373648	10.494294	1.16%	0
2015	10.546244	10.373648	-1.64%	0
2014	10.632633	10.546244	-0.81%	0
2013	10.761332	10.632633	-1.20%	0
2012	10.532312	10.761332	2.17%	0
2011	10.533921	10.532312	-0.02%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	23.284072	36.884903	58.41%	0
2019	17.239895	23.284072	35.06%	0
2018	18.792777	17.239895	-8.26%	0
2017	14.930349	18.792777	25.87%	0
2016	14.262772	14.930349	4.68%	0
2015	14.500762	14.262772	-1.64%	0
2014	14.164867	14.500762	2.37%	0
2013	10.354080	14.164867	36.80%	0
2012	9.150703	10.354080	13.15%	0
2011	9.702858	9.150703	-5.69%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	29.770170	35.131205	18.01%	0
2019	23.960159	29.770170	24.25%	0
2018	25.752077	23.960159	-6.96%	0
2017	22.030243	25.752077	16.89%	0
2016	20.316032	22.030243	8.44%	0
2015	20.679506	20.316032	-1.76%	0
2014	18.981257	20.679506	8.95%	0
2013	13.975804	18.981257	35.82%	1,060
2012	12.759393	13.975804	9.53%	795
2011	13.337975	12.759393	-4.34%	795
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	12.031737	12.656698	5.19%	0
2019	10.632313	12.031737	13.16%	227
2018	11.319328	10.632313	-6.07%	227
2017	10.446335	11.319328	8.36%	308
2016	9.348339	10.446335	11.75%	747
2015	9.700922	9.348339	-3.63%	594
2014*	10.000000	9.700922	-2.99%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.099198	13.215187	9.22%	0
2019	11.465432	12.099198	5.53%	0
2018	12.110606	11.465432	-5.33%	0
2017	11.080258	12.110606	9.30%	0
2016	10.909064	11.080258	1.57%	0
2015	11.907130	10.909064	-8.38%	0
2014	12.027758	11.907130	-1.00%	0
2013	13.042689	12.027758	-7.78%	0
2012	12.557857	13.042689	3.86%	0
2011	11.735153	12.557857	7.01%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.617299	11.797600	1.55%	0
2019	11.325917	11.617299	2.57%	0
2018	11.448769	11.325917	-1.07%	0
2017	11.455698	11.448769	-0.06%	0
2016	11.456652	11.455698	-0.01%	0
2015	11.583367	11.456652	-1.09%	3,994
2014	11.648781	11.583367	-0.56%	3,994
2013	11.829684	11.648781	-1.53%	3,994
2012	11.334165	11.829684	4.37%	3,994
2011	11.368465	11.334165	-0.30%	3,994
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	18.221789	24.946797	36.91%	2,344
2019	13.501121	18.221789	34.97%	2,457
2018	13.361939	13.501121	1.04%	2,530
2017	10.341521	13.361939	29.21%	2,570
2016*	10.000000	10.341521	3.42%	25,861

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	17.527724	19.392331	10.64%	0
2019	14.189492	17.527724	23.53%	0
2018	17.774922	14.189492	-20.17%	0
2017	14.226803	17.774922	24.94%	0
2016	14.776189	14.226803	-3.72%	0
2015	14.949853	14.776189	-1.16%	0
2014	16.248018	14.949853	-7.99%	0
2013	12.853785	16.248018	26.41%	0
2012	10.682309	12.853785	20.33%	0
2011	13.029198	10.682309	-18.01%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	13.093974	13.673633	4.43%	2,605
2019	10.173285	13.093974	28.71%	2,880
2018	11.264216	10.173285	-9.68%	2,908
2017*	10.000000	11.264216	12.64%	3,029
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2020	27.309476	28.022630	2.61%	0
2019	22.270566	27.309476	22.63%	0
2018	28.181545	22.270566	-20.97%	0
2017	26.468211	28.181545	6.47%	0
2016	21.033117	26.468211	25.84%	0
2015	22.253505	21.033117	-5.48%	0
2014	21.798064	22.253505	2.09%	0
2013	15.819387	21.798064	37.79%	0
2012	13.642495	15.819387	15.96%	0
2011	14.507525	13.642495	-5.96%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.829420	6.836897	17.28%	0
2019	5.294856	5.829420	10.10%	0
2018	7.495412	5.294856	-29.36%	0
2017	7.746583	7.495412	-3.24%	0
2016	5.472537	7.746583	41.55%	679
2015	8.353783	5.472537	-34.49%	79
2014	10.494193	8.353783	-20.40%	119
2013	9.639938	10.494193	8.86%	0
2012*	10.000000	9.639938	-3.60%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.992294	7.044758	17.56%	0
2019	5.427092	5.992294	10.41%	0
2018	7.667059	5.427092	-29.22%	0
2017	7.901931	7.667059	-2.97%	0
2016	5.570736	7.901931	41.85%	0
2015	8.480770	5.570736	-34.31%	394
2014	10.621708	8.480770	-20.16%	394
2013	9.736026	10.621708	9.10%	394
2012*	10.000000	9.736026	-2.64%	3,512

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	36.777424	57.275264	55.73%	0
2019	29.850241	36.777424	23.21%	44
2018	29.854838	29.850241	-0.02%	44
2017	24.032522	29.854838	24.23%	60
2016	22.597610	24.032522	6.35%	145
2015	23.574819	22.597610	-4.15%	113
2014	24.342431	23.574819	-3.15%	0
2013	16.416717	24.342431	48.28%	0
2012	15.419739	16.416717	6.47%	0
2011	16.375138	15.419739	-5.83%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	27.550087	27.850178	1.09%	893
2019	22.592673	27.550087	21.94%	901
2018	24.325379	22.592673	-7.12%	886
2017	20.790781	24.325379	17.00%	1,084
2016	18.974027	20.790781	9.57%	1,915
2015	18.963141	18.974027	0.06%	2,416
2014	17.588596	18.963141	7.81%	2,405
2013	13.246790	17.588596	32.78%	2,393
2012	11.453411	13.246790	15.66%	2,437
2011	10.945407	11.453411	4.64%	2,556
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	17.620753	17.767201	0.83%	0
2019	15.294073	17.620753	15.21%	0
2018	20.130013	15.294073	-24.02%	0
2017	16.311356	20.130013	23.41%	0
2016	16.667006	16.311356	-2.13%	0
2015	16.498880	16.667006	1.02%	86
2014	17.879859	16.498880	-7.72%	86
2013	14.767836	17.879859	21.07%	150
2012	13.109573	14.767836	12.65%	152
2011	16.495063	13.109573	-20.52%	152
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	33.254451	44.335975	33.32%	22
2019	25.088142	33.254451	32.55%	22
2018	24.856079	25.088142	0.93%	22
2017	19.134653	24.856079	29.90%	34
2016	18.949644	19.134653	0.98%	22
2015	17.328010	18.949644	9.36%	22
2014	15.429684	17.328010	12.30%	22
2013	11.416706	15.429684	35.15%	37
2012	9.966445	11.416706	14.55%	37
2011	10.444370	9.966445	-5.05%	37
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	37.817276	38.445820	1.66%	766
2019	31.971698	37.817276	18.28%	763
2018	38.264466	31.971698	-16.45%	802
2017	34.370068	38.264466	11.33%	889
2016	27.917615	34.370068	23.11%	925
2015	30.008373	27.917615	-6.97%	1,068
2014	27.921183	30.008373	7.48%	1,154
2013	20.563869	27.921183	35.78%	1,425
2012	17.596076	20.563869	16.87%	1,959
2011	19.519389	17.596076	-9.85%	2,018

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.171972	21.639072	19.08%	631
2019	15.643143	18.171972	16.17%	631
2018	17.158871	15.643143	-8.83%	663
2017	15.296183	17.158871	12.18%	695
2016	14.936588	15.296183	2.41%	721
2015	15.294106	14.936588	-2.34%	9,442
2014	15.209523	15.294106	0.56%	9,482
2013	13.475079	15.209523	12.87%	9,521
2012	12.421855	13.475079	8.48%	9,551
2011	13.067152	12.421855	-4.94%	26,239
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.278438	14.126885	6.39%	0
2019	11.230341	13.278438	18.24%	0
2018	13.502950	11.230341	-16.83%	0
2017	11.897741	13.502950	13.49%	0
2016	10.468677	11.897741	13.65%	0
2015	10.885861	10.468677	-3.83%	0
2014*	10.000000	10.885861	8.86%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	38.237024	41.733322	9.14%	412
2019	31.715407	38.237024	20.56%	540
2018	35.322272	31.715407	-10.21%	540
2017	31.853397	35.322272	10.89%	412
2016	25.681086	31.853397	24.03%	346
2015	26.653429	25.681086	-3.65%	617
2014	25.701853	26.653429	3.70%	790
2013	18.515066	25.701853	38.82%	841
2012	16.216298	18.515066	14.18%	870
2011	16.345769	16.216298	-0.79%	1,175
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	33.560355	39.069325	16.42%	1,047
2019	25.932727	33.560355	29.41%	1,108
2018	27.567471	25.932727	-5.93%	1,108
2017	22.991379	27.567471	19.90%	1,083
2016	20.862732	22.991379	10.20%	1,290
2015	20.916653	20.862732	-0.26%	1,518
2014	18.693392	20.916653	11.89%	1,530
2013	14.352370	18.693392	30.25%	1,789
2012	12.570847	14.352370	14.17%	1,774
2011	12.507672	12.570847	0.51%	2,587

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	36.492850	42.377035	16.12%	428
2019	28.272238	36.492850	29.08%	453
2018	30.123685	28.272238	-6.15%	480
2017	25.191114	30.123685	19.58%	886
2016	22.913374	25.191114	9.94%	916
2015	23.026970	22.913374	-0.49%	976
2014	20.637688	23.026970	11.58%	1,051
2013	15.883952	20.637688	29.93%	796
2012	13.944066	15.883952	13.91%	2,768
2011	13.909099	13.944066	0.25%	5,515
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	28.255962	34.604621	22.47%	0
2019	21.318015	28.255962	32.54%	0
2018	22.606528	21.318015	-5.70%	0
2017	19.868420	22.606528	13.78%	0
2016	18.246750	19.868420	8.89%	0
2015	19.106869	18.246750	-4.50%	0
2014	17.071719	19.106869	11.92%	0
2013	12.881288	17.071719	32.53%	0
2012	11.661520	12.881288	10.46%	0
2011	11.715191	11.661520	-0.46%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.051106	11.119870	0.62%	0
2019	10.461771	11.051106	5.63%	0
2018	10.614841	10.461771	-1.44%	0
2017	10.401626	10.614841	2.05%	0
2016	9.677816	10.401626	7.48%	0
2015	9.908563	9.677816	-2.33%	0
2014*	10.000000	9.908563	-0.91%	0
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	27.271091	28.371639	4.04%	1,055
2019	24.221948	27.271091	12.59%	1,055
2018	25.427487	24.221948	-4.74%	1,055
2017	24.187128	25.427487	5.13%	981
2016	21.407070	24.187128	12.99%	792
2015	22.307335	21.407070	-4.04%	3,705
2014	22.078182	22.307335	1.04%	3,705
2013	20.969237	22.078182	5.29%	3,915
2012	18.596458	20.969237	12.76%	3,915
2011	17.965960	18.596458	3.51%	1,114
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.708986	10.639078	-0.65%	1,140
2019	9.052665	10.708986	18.30%	1,179
2018*	10.000000	9.052665	-9.47%	1,307

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	16.922777	18.049771	6.66%	3,946
2019	15.674159	16.922777	7.97%	3,855
2018	15.984614	15.674159	-1.94%	3,996
2017	15.574252	15.984614	2.63%	3,970
2016	15.205313	15.574252	2.43%	5,662
2015	15.451011	15.205313	-1.59%	5,471
2014	15.090064	15.451011	2.39%	5,542
2013	15.139870	15.090064	-0.33%	5,660
2012	13.987681	15.139870	8.24%	4,221
2011	13.863540	13.987681	0.90%	3,924
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	16.377380	17.426172	6.40%	2,152
2019	15.207133	16.377380	7.70%	2,167
2018	15.538129	15.207133	-2.13%	2,180
2017	15.180988	15.538129	2.35%	2,245
2016	14.863233	15.180988	2.14%	2,342
2015	15.133123	14.863233	-1.78%	3,762
2014	14.819630	15.133123	2.12%	3,746
2013	14.910526	14.819630	-0.61%	4,250
2012	13.810474	14.910526	7.97%	4,135
2011	13.725768	13.810474	0.62%	5,333
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ
2020	18.404263	21.270367	15.57%	0
2019	15.210043	18.404263	21.00%	0
2018	16.715495	15.210043	-9.01%	0
2017	14.274698	16.715495	17.10%	0
2016	14.138292	14.274698	0.96%	0
2015	14.336060	14.138292	-1.38%	0
2014	13.742029	14.336060	4.32%	0
2013	11.386504	13.742029	20.69%	0
2012	10.007866	11.386504	13.78%	0
2011	10.822525	10.007866	-7.53%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ
2020	16.566316	19.112791	15.37%	0
2019	13.709122	16.566316	20.84%	0
2018	15.086936	13.709122	-9.13%	0
2017	12.906270	15.086936	16.90%	0
2016	12.803803	12.906270	0.80%	0
2015	13.003040	12.803803	-1.53%	0
2014	12.487487	13.003040	4.13%	0
2013	10.368203	12.487487	20.44%	0
2012	9.130455	10.368203	13.56%	0
2011	9.894354	9.130455	-7.72%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2020	19.793742	22.404442	13.19%	0
2019	16.980956	19.793742	16.56%	0
2018	18.204733	16.980956	-6.72%	0
2017	16.195404	18.204733	12.41%	0
2016	15.936811	16.195404	1.62%	0
2015	16.150804	15.936811	-1.32%	0
2014	15.491057	16.150804	4.26%	0
2013	13.591894	15.491057	13.97%	0
2012	12.255508	13.591894	10.90%	0
2011	12.766047	12.255508	-4.00%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	18.162487	20.521691	12.99%	0
2019	15.600926	18.162487	16.42%	0
2018	16.756412	15.600926	-6.90%	0
2017	14.932855	16.756412	12.21%	0
2016	14.718702	14.932855	1.45%	0
2015	14.929123	14.718702	-1.41%	0
2014	14.339247	14.929123	4.11%	0
2013	12.602344	14.339247	13.78%	0
2012	11.382506	12.602344	10.72%	0
2011	11.872251	11.382506	-4.13%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2020	23.678071	28.572760	20.67%	0
2019	19.309532	23.678071	22.62%	0
2018	20.448095	19.309532	-5.57%	0
2017	17.830374	20.448095	14.68%	0
2016	16.866440	17.830374	5.72%	0
2015	17.010927	16.866440	-0.85%	0
2014	15.663135	17.010927	8.60%	0
2013	13.286655	15.663135	17.89%	0
2012	11.716916	13.286655	13.40%	0
2011	12.343331	11.716916	-5.07%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	24.008443	28.925051	20.48%	2
2019	19.608373	24.008443	22.44%	2
2018	20.802042	19.608373	-5.74%	243
2017	18.159294	20.802042	14.55%	254
2016	17.206294	18.159294	5.54%	264
2015	17.379132	17.206294	-0.99%	349
2014	16.012677	17.379132	8.53%	359
2013	13.607820	16.012677	17.67%	359
2012	12.013949	13.607820	13.27%	3,041
2011	12.662481	12.013949	-5.12%	3,384

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2020	22.895603	30.148118	31.68%	0
2019	17.858781	22.895603	28.20%	0
2018	19.051890	17.858781	-6.26%	0
2017	15.604208	19.051890	22.09%	0
2016	15.392869	15.604208	1.37%	0
2015	15.425053	15.392869	-0.21%	0
2014	14.101236	15.425053	9.39%	0
2013	10.328855	14.101236	36.52%	0
2012	8.539958	10.328855	20.95%	0
2011	8.895408	8.539958	-4.00%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	22.216513	29.224102	31.54%	291
2019	17.347196	22.216513	28.07%	291
2018	18.544366	17.347196	-6.46%	325
2017	15.220331	18.544366	21.84%	363
2016	15.028410	15.220331	1.28%	395
2015	15.079592	15.028410	-0.34%	433
2014	13.813496	15.079592	9.17%	472
2013	10.128120	13.813496	36.39%	512
2012	8.398535	10.128120	20.59%	551
2011	8.755582	8.398535	-4.08%	590
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	23.765175	24.978928	5.11%	9,493
2019	18.920411	23.765175	25.61%	9,545
2018	20.939842	18.920411	-9.64%	9,820
2017	18.816238	20.939842	11.29%	9,833
2016	16.176888	18.816238	16.32%	9,809
2015	17.097331	16.176888	-5.38%	9,776
2014	15.951988	17.097331	7.18%	9,873
2013	12.631785	15.951988	26.28%	9,839
2012	10.926943	12.631785	15.60%	9,795
2011	10.981848	10.926943	-0.50%	10,159
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	25.109678	26.366083	5.00%	3,770
2019	20.025069	25.109678	25.39%	3,979
2018	22.195607	20.025069	-9.78%	4,566
2017	19.972000	22.195607	11.13%	4,656
2016	17.198784	19.972000	16.12%	7,566
2015	18.205792	17.198784	-5.53%	26,204
2014	17.012356	18.205792	7.02%	26,014
2013	13.490909	17.012356	26.10%	26,816
2012	11.683333	13.490909	15.47%	29,652
2011	11.765833	11.683333	-0.70%	19,693

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2020	11.164859	11.049362	-1.03%	2
2019	11.093167	11.164859	0.65%	2
2018	11.063726	11.093167	0.27%	2
2017	11.139017	11.063726	-0.68%	2
2016	11.267992	11.139017	-1.14%	2
2015	11.418989	11.267992	-1.32%	2
2014	11.574094	11.418989	-1.34%	2
2013	11.729072	11.574094	-1.32%	2
2012	11.873872	11.729072	-1.22%	2
2011	12.022792	11.873872	-1.24%	2
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2020	23.394051	24.863459	6.28%	0
2019	18.249793	23.394051	28.19%	0
2018	20.347450	18.249793	-10.31%	0
2017	17.662645	20.347450	15.20%	0
2016	15.441581	17.662645	14.38%	0
2015	16.029733	15.441581	-3.67%	0
2014	14.720163	16.029733	8.90%	0
2013	11.180531	14.720163	31.66%	0
2012	9.572416	11.180531	16.80%	0
2011	9.552728	9.572416	0.21%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	23.330712	24.763567	6.14%	1,510
2019	18.237113	23.330712	27.93%	1,504
2018	20.359678	18.237113	-10.43%	1,554
2017	17.697617	20.359678	15.04%	1,603
2016	15.490276	17.697617	14.25%	1,660
2015	16.111239	15.490276	-3.85%	1,698
2014	14.816372	16.111239	8.74%	1,690
2013	11.271419	14.816372	31.45%	1,915
2012	9.662809	11.271419	16.65%	2,133
2011	9.663454	9.662809	-0.01%	2,877
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	26.766040	37.956997	41.81%	0
2019	20.220103	26.766040	32.37%	0
2018	20.554993	20.220103	-1.63%	0
2017	15.433312	20.554993	33.19%	0
2016	15.533095	15.433312	-0.64%	0
2015	14.708331	15.533095	5.61%	0
2014	13.409338	14.708331	9.69%	397
2013	9.979733	13.409338	34.37%	397
2012	8.831964	9.979733	13.00%	397
2011	8.939955	8.831964	-1.21%	585

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	20.288153	28.730652	41.61%	1,661
2019	15.350274	20.288153	32.17%	2,666
2018	15.629083	15.350274	-1.78%	3,088
2017	11.751012	15.629083	33.00%	5,376
2016	11.846236	11.751012	-0.80%	7,968
2015	11.232796	11.846236	5.46%	12,307
2014	10.256919	11.232796	9.51%	12,287
2013	7.644988	10.256919	34.17%	12,455
2012	6.774179	7.644988	12.85%	13,027
2011	6.868917	6.774179	-1.38%	15,153
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	17.256011	17.473969	1.26%	0
2019	15.221143	17.256011	13.37%	0
2018	16.006934	15.221143	-4.91%	0
2017	15.153845	16.006934	5.63%	0
2016	13.430376	15.153845	12.83%	0
2015	14.145459	13.430376	-5.06%	0
2014	14.186596	14.145459	-0.29%	0
2013	13.582899	14.186596	4.44%	0
2012	12.057540	13.582899	12.65%	0
2011	11.760456	12.057540	2.53%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	18.190666	18.379960	1.04%	542
2019	16.066667	18.190666	13.22%	525
2018	16.900719	16.066667	-4.94%	507
2017	16.023593	16.900719	5.47%	489
2016	14.226497	16.023593	12.63%	471
2015	15.001102	14.226497	-5.16%	451
2014	15.070122	15.001102	-0.46%	240
2013	14.452803	15.070122	4.27%	530
2012	12.855040	14.452803	12.43%	530
2011	12.563698	12.855040	2.32%	1,584
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2020	26.190937	30.549983	16.64%	20
2019	20.212519	26.190937	29.58%	20
2018	21.454318	20.212519	-5.79%	20
2017	17.867419	21.454318	20.08%	20
2016	16.191016	17.867419	10.35%	20
2015	16.196474	16.191016	-0.03%	20
2014	14.456311	16.196474	12.04%	1,136
2013	11.081126	14.456311	30.46%	1,139
2012	9.690781	11.081126	14.35%	4,583
2011	9.626846	9.690781	0.66%	4,742

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2020	20.511450	22.135519	7.92%	0
2019	18.959438	20.511450	8.19%	0
2018	19.322855	18.959438	-1.88%	0
2017	18.794053	19.322855	2.81%	0
2016	18.188153	18.794053	3.33%	0
2015	18.547470	18.188153	-1.94%	128
2014	17.765924	18.547470	4.40%	124
2013	18.334979	17.765924	-3.10%	123
2012	17.551287	18.334979	4.47%	102
2011	16.575224	17.551287	5.89%	335
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	71.853902	83.670686	16.45%	0
2019	59.050044	71.853902	21.68%	0
2018	70.129590	59.050044	-15.80%	0
2017	58.893336	70.129590	19.08%	0
2016	53.247367	58.893336	10.60%	0
2015	54.797939	53.247367	-2.83%	0
2014	52.306767	54.797939	4.76%	0
2013	38.969037	52.306767	34.23%	0
2012	34.425613	38.969037	13.20%	0
2011	39.084520	34.425613	-11.92%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	43.842895	50.978863	16.28%	1,737
2019	36.081860	43.842895	21.51%	1,745
2018	42.918726	36.081860	-15.93%	2,213
2017	36.092147	42.918726	18.91%	2,578
2016	32.687310	36.092147	10.42%	4,500
2015	33.683245	32.687310	-2.96%	5,065
2014	32.201870	33.683245	4.60%	4,925
2013	24.024777	32.201870	34.04%	6,079
2012	21.258518	24.024777	13.01%	6,818
2011	24.172253	21.258518	-12.05%	8,323
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	17.977946	20.483198	13.94%	0
2019	14.273830	17.977946	25.95%	0
2018	17.000872	14.273830	-16.04%	0
2017	13.245463	17.000872	28.35%	0
2016	14.150980	13.245463	-6.40%	0
2015	13.860840	14.150980	2.09%	0
2014	15.299086	13.860840	-9.40%	0
2013	11.895035	15.299086	28.62%	0
2012	10.003352	11.895035	18.91%	0
2011	12.250577	10.003352	-18.34%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	14.063565	16.001028	13.78%	671
2019	11.181112	14.063565	25.78%	784
2018	13.344282	11.181112	-16.21%	792
2017	10.405854	13.344282	28.24%	803
2016	11.134464	10.405854	-6.54%	803
2015	10.926644	11.134464	1.90%	824
2014	12.078300	10.926644	-9.53%	170
2013	9.406040	12.078300	28.41%	195
2012	7.920890	9.406040	18.75%	195
2011	9.713421	7.920890	-18.45%	195
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2020	25.818781	27.056876	4.80%	0
2019	19.826358	25.818781	30.22%	0
2018	23.362717	19.826358	-15.14%	0
2017	20.497204	23.362717	13.98%	0
2016	18.567635	20.497204	10.39%	0
2015	18.976717	18.567635	-2.16%	0
2014	17.282503	18.976717	9.80%	0
2013	13.242560	17.282503	30.51%	0
2012	11.112587	13.242560	19.17%	0
2011	11.559074	11.112587	-3.86%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2020	25.108523	26.260902	4.59%	259
2019	19.300052	25.108523	30.10%	270
2018	22.772910	19.300052	-15.25%	461
2017	20.009539	22.772910	13.81%	479
2016	18.156568	20.009539	10.21%	487
2015	18.585903	18.156568	-2.31%	495
2014	16.956983	18.585903	9.61%	503
2013	13.004036	16.956983	30.40%	503
2012	10.935283	13.004036	18.92%	503
2011	11.389689	10.935283	-3.99%	503
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	31.302407	33.405423	6.72%	0
2019	23.628264	31.302407	32.48%	0
2018	28.975215	23.628264	-18.45%	0
2017	24.637573	28.975215	17.61%	0
2016	22.811576	24.637573	8.00%	0
2015	23.852398	22.811576	-4.36%	0
2014	22.662174	23.852398	5.25%	0
2013	17.610590	22.662174	28.68%	0
2012	14.045594	17.610590	25.38%	0
2011	15.619513	14.045594	-10.08%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	28.819463	30.710592	6.56%	709
2019	21.785290	28.819463	32.29%	704
2018	26.769358	21.785290	-18.62%	768
2017	22.785868	26.769358	17.48%	813
2016	21.137002	22.785868	7.80%	865
2015	22.132378	21.137002	-4.50%	901
2014	21.063387	22.132378	5.08%	1,041
2013	16.401005	21.063387	28.43%	1,038
2012	13.084626	16.401005	25.35%	1,041
2011	14.581129	13.084626	-10.26%	1,210
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.177431	16.730805	10.23%	0
2019	12.836000	15.177431	18.24%	0
2018	14.402300	12.836000	-10.88%	0
2017	13.037157	14.402300	10.47%	0
2016	11.676101	13.037157	11.66%	0
2015	12.620008	11.676101	-7.48%	0
2014	12.438455	12.620008	1.46%	0
2013	10.187087	12.438455	22.10%	0
2012	8.953922	10.187087	13.77%	0
2011	9.218340	8.953922	-2.87%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2020	34.376225	39.415366	14.66%	1,173
2019	26.890929	34.376225	27.84%	1,188
2018	28.648240	26.890929	-6.13%	1,432
2017	24.029266	28.648240	19.22%	1,579
2016	20.938311	24.029266	14.76%	2,909
2015	21.975508	20.938311	-4.72%	3,159
2014	20.435802	21.975508	7.53%	3,267
2013	15.928558	20.435802	28.30%	3,412
2012	14.394442	15.928558	10.66%	2,909
2011	13.727123	14.394442	4.86%	3,201
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	17.705467	17.306469	-2.25%	172
2019	15.905869	17.705467	11.31%	172
2018	19.030603	15.905869	-16.42%	172
2017	16.484571	19.030603	15.44%	172
2016	15.545223	16.484571	6.04%	172
2015	16.818983	15.545223	-7.57%	297
2014	19.132052	16.818983	-12.09%	411
2013	15.732297	19.132052	21.61%	411
2012	13.447364	15.732297	16.99%	411
2011	15.220884	13.447364	-11.65%	411

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	27.879172	39.053414	40.08%	984
2019	20.714929	27.879172	34.58%	1,116
2018	21.850063	20.714929	-5.20%	1,142
2017	17.435769	21.850063	25.32%	1,070
2016	17.324298	17.435769	0.64%	822
2015	16.765014	17.324298	3.34%	976
2014	15.711056	16.765014	6.71%	1,039
2013	11.392344	15.711056	37.91%	1,142
2012	10.184207	11.392344	11.86%	1,137
2011	11.028020	10.184207	-7.65%	1,057
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	26.838105	26.187571	-2.42%	2,105
2019	21.774605	26.838105	23.25%	2,105
2018	25.189509	21.774605	-13.56%	2,105
2017	21.716458	25.189509	15.99%	2,246
2016	18.816433	21.716458	15.41%	2,387
2015	20.333543	18.816433	-7.46%	2,623
2014	18.892478	20.333543	7.63%	2,724
2013	14.117594	18.892478	33.82%	3,246
2012	12.033866	14.117594	17.32%	3,351
2011	12.460889	12.033866	-3.43%	3,789
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	21.033229	23.623180	12.31%	470
2019	16.532505	21.033229	27.22%	470
2018	18.498037	16.532505	-10.63%	470
2017	16.567666	18.498037	11.65%	470
2016	15.230524	16.567666	8.78%	470
2015	16.384350	15.230524	-7.04%	470
2014	15.357512	16.384350	6.69%	470
2013	12.044643	15.357512	27.50%	470
2012	10.721481	12.044643	12.34%	470
2011	10.874777	10.721481	-1.41%	470
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	20.339857	22.788381	12.04%	0
2019	16.024610	20.339857	26.93%	0
2018	17.972454	16.024610	-10.84%	0
2017	16.139450	17.972454	11.36%	0
2016	14.869851	16.139450	8.54%	0
2015	16.035955	14.869851	-7.27%	0
2014	15.072727	16.035955	6.39%	0
2013	11.850038	15.072727	27.20%	34
2012	10.573204	11.850038	12.08%	34
2011	10.749151	10.573204	-1.64%	34
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020*	10.000000	14.692695	46.93%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.657397	46.57%	727
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	34.924073	43.974660	25.92%	154
2019	26.862907	34.924073	30.01%	154
2018	31.366889	26.862907	-14.36%	154
2017	23.264718	31.366889	34.83%	263
2016	23.562917	23.264718	-1.27%	555
2015	22.979077	23.562917	2.54%	538
2014	22.771572	22.979077	0.91%	543
2013	18.131831	22.771572	25.59%	109
2012	15.157312	18.131831	19.62%	109
2011	16.753234	15.157312	-9.53%	109
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	33.422519	41.984818	25.62%	1,269
2019	25.773143	33.422519	29.68%	1,433
2018	30.168490	25.773143	-14.57%	1,467
2017	22.432589	30.168490	34.49%	1,587
2016	22.774507	22.432589	-1.50%	1,621
2015	22.268409	22.774507	2.27%	3,963
2014	22.118396	22.268409	0.68%	4,068
2013	17.655560	22.118396	25.28%	528
2012	14.797523	17.655560	19.31%	610
2011	16.397909	14.797523	-9.76%	610
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.115334	11.338166	2.00%	88
2019	10.168830	11.115334	9.31%	103
2018	10.782950	10.168830	-5.70%	103
2017	10.284977	10.782950	4.84%	126
2016	9.786026	10.284977	5.10%	126
2015	10.149378	9.786026	-3.58%	126
2014	10.004279	10.149378	1.45%	171
2013	10.154625	10.004279	-1.48%	171
2012*	10.000000	10.154625	1.55%	171
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	19.959264	20.278919	1.60%	1,373
2019	18.292260	19.959264	9.11%	1,380
2018	19.425767	18.292260	-5.84%	1,456
2017	18.569897	19.425767	4.61%	1,517
2016	17.713561	18.569897	4.83%	1,529
2015	18.414836	17.713561	-3.81%	4,821
2014	18.213073	18.414836	1.11%	4,835
2013	18.530323	18.213073	-1.71%	5,184
2012	16.601507	18.530323	11.62%	6,284
2011	16.719584	16.601507	-0.71%	3,416

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	27.468919	30.821315	12.20%	123
2019	21.713263	27.468919	26.51%	129
2018	25.959313	21.713263	-16.36%	144
2017	21.440805	25.959313	21.07%	162
2016	21.885884	21.440805	-2.03%	176
2015	22.781332	21.885884	-3.93%	193
2014	23.072377	22.781332	-1.26%	211
2013	19.700578	23.072377	17.12%	229
2012	17.327527	19.700578	13.70%	247
2011	18.884645	17.327527	-8.25%	265
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	28.063137	31.475264	12.16%	986
2019	21.593798	28.063137	29.96%	1,400
2018	23.819767	21.593798	-9.35%	1,461
2017	20.701026	23.819767	15.07%	3,372
2016	18.853405	20.701026	9.80%	3,360
2015	18.535534	18.853405	1.71%	3,442
2014	17.019099	18.535534	8.91%	5,037
2013	13.125457	17.019099	29.66%	4,990
2012	11.410315	13.125457	15.03%	5,895
2011	11.602634	11.410315	-1.66%	6,929
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares - Q/NQ
2020	26.688235	28.762622	7.77%	554
2019	21.594870	26.688235	23.59%	595
2018	24.695183	21.594870	-12.55%	595
2017	21.782504	24.695183	13.37%	595
2016	19.464812	21.782504	11.91%	595
2015	20.559411	19.464812	-5.32%	595
2014	19.955882	20.559411	3.02%	595
2013	15.703889	19.955882	27.08%	595
2012	14.347524	15.703889	9.45%	595
2011	15.534258	14.347524	-7.64%	595
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	39.309970	46.507515	18.31%	0
2019	31.507564	39.309970	24.76%	0
2018	35.618396	31.507564	-11.54%	0
2017	31.627154	35.618396	12.62%	103
2016	27.156205	31.627154	16.46%	103
2015	29.253569	27.156205	-7.17%	103
2014	26.492416	29.253569	10.42%	103
2013	19.043765	26.492416	39.11%	193
2012	16.361912	19.043765	16.39%	193
2011	16.960609	16.361912	-3.53%	193

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	22.068612	26.045578	18.02%	0
2019	17.735662	22.068612	24.43%	0
2018	20.097816	17.735662	-11.75%	0
2017	17.884285	20.097816	12.38%	0
2016	15.405818	17.884285	16.09%	0
2015	16.630053	15.405818	-7.36%	6,584
2014	15.098023	16.630053	10.15%	6,584
2013	10.883367	15.098023	38.73%	6,584
2012	9.375914	10.883367	16.08%	6,584
2011	9.735972	9.375914	-3.70%	6,924
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.015678	13.153615	19.41%	0
2019	8.727041	11.015678	26.22%	0
2018	10.997362	8.727041	-20.64%	0
2017	8.816007	10.997362	24.74%	0
2016	9.185747	8.816007	-4.03%	0
2015	9.030960	9.185747	1.71%	0
2014*	10.000000	9.030960	-9.69%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.934953	20.148219	12.34%	191
2019	14.929101	17.934953	20.13%	191
2018	16.005076	14.929101	-6.72%	191
2017	13.716969	16.005076	16.68%	191
2016	14.270672	13.716969	-3.88%	191
2015	15.783355	14.270672	-9.58%	13,519
2014	16.888577	15.783355	-6.54%	13,519
2013	13.681267	16.888577	23.44%	13,519
2012	11.637337	13.681267	17.56%	15,193
2011	12.712334	11.637337	-8.46%	19,580
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.485210	10.211759	-2.61%	0
2019	8.996555	10.485210	16.55%	0
2018	11.198487	8.996555	-19.66%	0
2017	8.880214	11.198487	26.11%	0
2016	7.452718	8.880214	19.15%	0
2015	9.450062	7.452718	-21.14%	0
2014*	10.000000	9.450062	-5.50%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	25.171575	33.801103	34.28%	1,094
2019	18.452603	25.171575	36.41%	1,129
2018	18.529828	18.452603	-0.42%	1,179
2017	14.827155	18.529828	24.97%	1,215
2016	14.366375	14.827155	3.21%	1,442
2015	13.944875	14.366375	3.02%	4,012
2014	13.021278	13.944875	7.09%	4,129
2013	9.619347	13.021278	35.37%	4,504
2012	8.375723	9.619347	14.85%	4,751
2011	9.047898	8.375723	-7.43%	4,830
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	34.794271	49.971651	43.62%	10
2019	24.965737	34.794271	39.37%	183
2018	25.751563	24.965737	-3.05%	183
2017	20.662143	25.751563	24.63%	239
2016	19.250337	20.662143	7.33%	239
2015	19.941669	19.250337	-3.47%	239
2014	21.852311	19.941669	-8.74%	239
2013	15.685776	21.852311	39.31%	527
2012	13.152352	15.685776	19.26%	258
2011	14.895124	13.152352	-11.70%	387
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	32.524460	33.118685	1.83%	629
2019	25.457938	32.524460	27.76%	629
2018	28.790056	25.457938	-11.57%	686
2017	24.868590	28.790056	15.77%	729
2016	22.155801	24.868590	12.24%	725
2015	22.670745	22.155801	-2.27%	733
2014	20.853444	22.670745	8.71%	729
2013	15.589493	20.853444	33.77%	647
2012	13.637384	15.589493	14.31%	641
2011	13.888398	13.637384	-1.81%	4,615
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.197997	26.323227	18.58%	0
2019	17.907836	22.197997	23.96%	0
2018	20.109857	17.907836	-10.95%	0
2017	16.073429	20.109857	25.11%	0
2016	15.690071	16.073429	2.44%	0
2015	14.959329	15.690071	4.88%	0
2014	14.994200	14.959329	-0.23%	0
2013	11.908476	14.994200	25.91%	527
2012	10.412896	11.908476	14.36%	0
2011	10.746091	10.412896	-3.10%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.550343	21.156805	20.55%	335
2019	12.745300	17.550343	37.70%	329
2018	12.846723	12.745300	-0.79%	322
2017	10.165409	12.846723	26.38%	314
2016	9.735409	10.165409	4.42%	304
2015*	10.000000	9.735409	-2.65%	757
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	15.068058	15.986643	6.10%	267
2019	13.809035	15.068058	9.12%	267
2018	14.127695	13.809035	-2.26%	0
2017	13.523340	14.127695	4.47%	0
2016	12.949079	13.523340	4.43%	0
2015	13.236449	12.949079	-2.17%	0
2014	12.473881	13.236449	6.11%	0
2013	12.718376	12.473881	-1.92%	0
2012	11.807386	12.718376	7.72%	0
2011	11.354982	11.807386	3.98%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.591437	20.213593	48.72%	0
2019	10.371613	13.591437	31.04%	0
2018	12.617734	10.371613	-17.80%	0
2017	10.188218	12.617734	23.85%	0
2016	10.588991	10.188218	-3.78%	0
2015	10.804612	10.588991	-2.00%	175
2014	11.102585	10.804612	-2.68%	167
2013	9.295303	11.102585	19.44%	0
2012	8.156839	9.295303	13.96%	0
2011	9.148676	8.156839	-10.84%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.977147	22.071865	10.49%	4,141
2019	16.766089	19.977147	19.15%	4,576
2018	17.887451	16.766089	-6.27%	5,349
2017	15.658572	17.887451	14.23%	7,647
2016	14.561756	15.658572	7.53%	7,303
2015	14.617188	14.561756	-0.38%	7,791
2014	14.112912	14.617188	3.57%	8,494
2013	11.604010	14.112912	21.62%	8,811
2012	10.165503	11.604010	14.15%	12,331
2011	10.209472	10.165503	-0.43%	14,336

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.489835	13.455501	7.73%	1,457
2019	11.617161	12.489835	7.51%	1,457
2018	11.904800	11.617161	-2.42%	1,457
2017	11.691765	11.904800	1.82%	1,457
2016	11.545328	11.691765	1.27%	1,457
2015	11.730420	11.545328	-1.58%	6,304
2014	11.327043	11.730420	3.56%	6,304
2013	11.785385	11.327043	-3.89%	6,304
2012	11.381759	11.785385	3.55%	6,304
2011	10.912484	11.381759	4.30%	1,457
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	24.651723	31.597685	28.18%	729
2019	18.540784	24.651723	32.96%	734
2018	20.751253	18.540784	-10.65%	737
2017	16.060828	20.751253	29.20%	735
2016	16.249589	16.060828	-1.16%	152
2015	15.460382	16.249589	5.10%	167
2014	15.389466	15.460382	0.46%	171
2013	12.126730	15.389466	26.91%	170
2012	10.069132	12.126730	20.43%	172
2011	11.254382	10.069132	-10.53%	174
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	26.520413	39.635358	49.45%	3,340
2019	20.634076	26.520413	28.53%	3,340
2018	21.056256	20.634076	-2.01%	3,340
2017	16.701120	21.056256	26.08%	3,455
2016	15.522153	16.701120	7.60%	2,701
2015	14.784351	15.522153	4.99%	2,701
2014	13.867974	14.784351	6.61%	2,701
2013	10.846099	13.867974	27.86%	3,135
2012	9.365156	10.846099	15.81%	3,135
2011	9.960000	9.365156	-5.97%	3,135
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	21.117641	23.557060	11.55%	859
2019	17.034399	21.117641	23.97%	859
2018	17.654577	17.034399	-3.51%	859
2017	14.677198	17.654577	20.29%	859
2016	13.392624	14.677198	9.59%	0
2015	13.429965	13.392624	-0.28%	0
2014	12.350590	13.429965	8.74%	0
2013	9.415433	12.350590	31.17%	0
2012	8.153379	9.415433	15.48%	0
2011	8.453715	8.153379	-3.55%	164

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	23.157718	25.141715	8.57%	0
2019	18.194235	23.157718	27.28%	0
2018	18.495916	18.194235	-1.63%	0
2017	15.591742	18.495916	18.63%	0
2016	14.218081	15.591742	9.66%	0
2015	14.317881	14.218081	-0.70%	0
2014	12.980038	14.317881	10.31%	0
2013	10.060096	12.980038	29.02%	0
2012	8.957691	10.060096	12.31%	0
2011	9.045815	8.957691	-0.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.874439	18.737352	11.04%	0
2019	13.799067	16.874439	22.29%	0
2018	15.673140	13.799067	-11.96%	0
2017	13.261408	15.673140	18.19%	0
2016	12.404890	13.261408	6.90%	0
2015	12.799134	12.404890	-3.08%	0
2014	12.415957	12.799134	3.09%	0
2013	9.720625	12.415957	27.73%	0
2012	8.483576	9.720625	14.58%	0
2011	9.185337	8.483576	-7.64%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.143181	16.384832	8.20%	0
2019	13.212686	15.143181	14.61%	0
2018	14.284989	13.212686	-7.51%	0
2017	12.922577	14.284989	10.54%	0
2016	12.344881	12.922577	4.68%	0
2015	12.647807	12.344881	-2.40%	0
2014	12.292622	12.647807	2.89%	0
2013	10.867888	12.292622	13.11%	0
2012	9.919751	10.867888	9.56%	0
2011	10.192308	9.919751	-2.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.308396	17.933054	9.96%	0
2019	13.748761	16.308396	18.62%	0
2018	15.176331	13.748761	-9.41%	0
2017	13.283830	15.176331	14.25%	0
2016	12.546506	13.283830	5.88%	0
2015	12.889463	12.546506	-2.66%	0
2014	12.479625	12.889463	3.28%	0
2013	10.433676	12.479625	19.61%	0
2012	9.307046	10.433676	12.11%	0
2011	9.771043	9.307046	-4.75%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.262603	14.076993	6.14%	2,034
2019	12.147850	13.262603	9.18%	252
2018	12.644413	12.147850	-3.93%	268
2017	12.050746	12.644413	4.93%	2,325
2016	11.676574	12.050746	3.20%	295
2015	11.923875	11.676574	-2.07%	308
2014	11.696785	11.923875	1.94%	322
2013	11.299466	11.696785	3.52%	336
2012	10.655439	11.299466	6.04%	349
2011	10.650655	10.655439	0.04%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.777101	17.227869	9.20%	0
2019	13.536813	15.777101	16.55%	0
2018	14.769770	13.536813	-8.35%	0
2017	13.136291	14.769770	12.43%	0
2016	12.474867	13.136291	5.30%	0
2015	12.781824	12.474867	-2.40%	0
2014	12.390488	12.781824	3.16%	0
2013	10.661747	12.390488	16.21%	0
2012	9.618214	10.661747	10.85%	0
2011	9.982416	9.618214	-3.65%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.576550	18.357652	10.74%	0
2019	13.747234	16.576550	20.58%	0
2018	15.399939	13.747234	-10.73%	0
2017	13.221117	15.399939	16.48%	0
2016	12.455975	13.221117	6.14%	0
2015	12.819720	12.455975	-2.84%	0
2014	12.428198	12.819720	3.15%	0
2013	10.137244	12.428198	22.60%	0
2012	8.968194	10.137244	13.04%	0
2011	9.536164	8.968194	-5.96%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.611769	15.719780	7.58%	0
2019	12.958458	14.611769	12.76%	0
2018	13.793809	12.958458	-6.06%	0
2017	12.724189	13.793809	8.41%	0
2016	12.168029	12.724189	4.57%	0
2015	12.467336	12.168029	-2.40%	0
2014	12.142261	12.467336	2.68%	0
2013	11.064882	12.142261	9.74%	270
2012	10.192902	11.064882	8.55%	677
2011	10.360114	10.192902	-1.61%	677

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.662173	16.251042	3.76%	0
2019	14.114127	15.662173	10.97%	0
2018	16.971059	14.114127	-16.83%	0
2017	14.018018	16.971059	21.07%	0
2016	14.052606	14.018018	-0.25%	0
2015	14.823482	14.052606	-5.20%	0
2014	16.359131	14.823482	-9.39%	117
2013	13.808265	16.359131	18.47%	0
2012	11.707206	13.808265	17.95%	0
2011	13.551092	11.707206	-13.61%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.748722	17.49%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.749233	17.49%	76
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.857153	14.628638	5.57%	0
2019	12.893670	13.857153	7.47%	0
2018	13.126112	12.893670	-1.77%	0
2017	12.744891	13.126112	2.99%	0
2016	12.263219	12.744891	3.93%	0
2015	12.521223	12.263219	-2.06%	0
2014	12.081801	12.521223	3.64%	0
2013	12.485812	12.081801	-3.24%	686
2012	11.746298	12.485812	6.30%	686
2011	11.169967	11.746298	5.16%	686
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	13.445308	14.162046	5.33%	0
2019	12.538742	13.445308	7.23%	0
2018	12.799325	12.538742	-2.04%	0
2017	12.453505	12.799325	2.78%	0
2016	12.021743	12.453505	3.59%	0
2015	12.294516	12.021743	-2.22%	0
2014	11.905707	12.294516	3.27%	0
2013	12.331110	11.905707	-3.45%	0
2012	11.630010	12.331110	6.03%	0
2011	11.096503	11.630010	4.81%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.340704	15.426015	7.57%	0
2019	13.264405	14.340704	8.11%	0
2018	13.645255	13.264405	-2.79%	0
2017	13.329376	13.645255	2.37%	0
2016	13.075110	13.329376	1.94%	0
2015	13.322944	13.075110	-1.86%	0
2014	12.876674	13.322944	3.47%	0
2013	13.325910	12.876674	-3.37%	0
2012	12.611065	13.325910	5.67%	0
2011	12.054199	12.611065	4.62%	403
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	29.060023	32.393815	11.47%	612
2019	24.014737	29.060023	21.01%	607
2018	29.565047	24.014737	-18.77%	604
2017	21.220808	29.565047	39.32%	718
2016	20.013700	21.220808	6.03%	697
2015	24.219197	20.013700	-17.36%	4,434
2014	26.043003	24.219197	-7.00%	4,430
2013	26.286642	26.043003	-0.93%	0
2012	22.777213	26.286642	15.41%	0
2011	29.828907	22.777213	-23.64%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.146651	12.703468	4.58%	0
2020	12.146651	12.703468	4.58%	0
2019	10.731047	12.146651	13.19%	0
2018	11.215055	10.731047	-4.32%	0
2017	10.648584	11.215055	5.32%	0
2016	9.455373	10.648584	12.62%	5,331
2015	9.841374	9.455373	-3.92%	5,331
2014*	10.000000	9.841374	-1.59%	5,331
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	14.529937	15.205676	4.65%	10,050
2019	13.859720	14.529937	4.84%	9,959
2018	14.057180	13.859720	-1.40%	9,856
2017	13.958086	14.057180	0.71%	10,914
2016	14.044416	13.958086	-0.61%	10,813
2015	14.252113	14.044416	-1.46%	11,991
2014	13.815890	14.252113	3.16%	11,926
2013	14.596946	13.815890	-5.35%	13,463
2012	14.358273	14.596946	1.66%	13,609
2011	13.569730	14.358273	5.81%	16,722

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.566661	9.460482	-1.11%	8,403
2019	9.527849	9.566661	0.41%	8,155
2018	9.526473	9.527849	0.01%	9,829
2017	9.615956	9.526473	-0.93%	10,569
2016	9.746438	9.615956	-1.34%	13,316
2015	9.879816	9.746438	-1.35%	15,522
2014	10.015017	9.879816	-1.35%	17,313
2013	10.152069	10.015017	-1.35%	18,547
2012	10.291378	10.152069	-1.35%	22,958
2011	10.431809	10.291378	-1.35%	14,975
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.434621	11.084838	6.23%	0
2019	8.895053	10.434621	17.31%	0
2018	10.584203	8.895053	-15.96%	0
2017	8.442771	10.584203	25.36%	0
2016	8.504104	8.442771	-0.72%	0
2015	8.907378	8.504104	-4.53%	0
2014	9.094737	8.907378	-2.06%	0
2013	7.841921	9.094737	15.98%	0
2012	6.899010	7.841921	13.67%	0
2011	7.770266	6.899010	-11.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	26.223529	29.185078	11.29%	1,748
2019	21.483822	26.223529	22.06%	1,747
2018	23.895377	21.483822	-10.09%	1,860
2017	20.452207	23.895377	16.84%	1,856
2016	18.938286	20.452207	7.99%	1,851
2015	19.391008	18.938286	-2.33%	2,023
2014	18.722965	19.391008	3.57%	2,192
2013	14.915128	18.722965	25.53%	2,195
2012	13.045110	14.915128	14.34%	3,272
2011	13.764400	13.045110	-5.23%	3,211
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.734261	20.219753	7.93%	0
2019	16.464739	18.734261	13.78%	379
2018	17.541989	16.464739	-6.14%	379
2017	16.000404	17.541989	9.63%	379
2016	15.257174	16.000404	4.87%	379
2015	15.492881	15.257174	-1.52%	0
2014	15.016353	15.492881	3.17%	0
2013	13.420290	15.016353	11.89%	0
2012	12.437013	13.420290	7.91%	0
2011	12.496296	12.437013	-0.47%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.822056	25.129841	10.11%	68
2019	19.288190	22.822056	18.32%	64
2018	20.906382	19.288190	-7.74%	62
2017	18.458269	20.906382	13.26%	61
2016	17.366154	18.458269	6.29%	59
2015	17.697939	17.366154	-1.87%	58
2014	17.051415	17.697939	3.79%	0
2013	14.464860	17.051415	17.88%	0
2012	13.063036	14.464860	10.73%	0
2011	13.366494	13.063036	-2.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.631384	16.455862	5.27%	3,349
2019	14.466235	15.631384	8.05%	3,347
2018	14.934618	14.466235	-3.14%	3,345
2017	14.324416	14.934618	4.26%	3,693
2016	13.926137	14.324416	2.86%	4,397
2015	14.079438	13.926137	-1.09%	4,420
2014	13.737674	14.079438	2.49%	6,667
2013	13.283831	13.737674	3.42%	7,403
2012	12.803405	13.283831	3.75%	7,606
2011	12.608682	12.803405	1.54%	10,134
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.642157	23.558557	8.85%	17,719
2019	18.632043	21.642157	16.16%	20,106
2018	20.025903	18.632043	-6.96%	21,086
2017	17.975515	20.025903	11.41%	21,310
2016	17.006092	17.975515	5.70%	21,281
2015	17.296705	17.006092	-1.68%	21,258
2014	16.669719	17.296705	3.76%	23,610
2013	14.488708	16.669719	15.05%	27,527
2012	13.254382	14.488708	9.31%	30,088
2011	13.440816	13.254382	-1.39%	41,144
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.618657	27.280504	10.81%	9,006
2020	24.618657	27.280504	10.81%	9,006
2019	20.484219	24.618657	20.18%	10,437
2018	22.505004	20.484219	-8.98%	10,624
2017	19.551225	22.505004	15.11%	10,976
2016	18.268602	19.551225	7.02%	12,178
2015	18.654760	18.268602	-2.07%	12,373
2014	18.016943	18.654760	3.54%	12,448
2013	14.923856	18.016943	20.73%	13,272
2012	13.298631	14.923856	12.22%	13,739
2011	13.773146	13.298631	-3.45%	24,542

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.795593	20.127667	7.09%	1,960
2019	16.789097	18.795593	11.95%	2,061
2018	17.679917	16.789097	-5.04%	2,440
2017	16.409653	17.679917	7.74%	2,546
2016	15.736168	16.409653	4.28%	2,647
2015	15.956384	15.736168	-1.38%	2,754
2014	15.442834	15.956384	3.33%	2,866
2013	14.167297	15.442834	9.00%	2,976
2012	13.292892	14.167297	6.58%	3,398
2011	13.202114	13.292892	0.69%	3,668
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	23.170432	29.695831	28.16%	0
2019	18.036958	23.170432	28.46%	0
2018	18.919071	18.036958	-4.66%	0
2017	14.765440	18.919071	28.13%	0
2016	14.674907	14.765440	0.62%	0
2015	14.424305	14.674907	1.74%	0
2014	13.274541	14.424305	8.66%	0
2013	10.010976	13.274541	32.60%	0
2012	8.737966	10.010976	14.57%	0
2011	9.153164	8.737966	-4.54%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	39.962104	46.872608	17.29%	2,530
2019	29.436211	39.962104	35.76%	2,522
2018	30.226034	29.436211	-2.61%	2,507
2017	24.065497	30.226034	25.60%	2,490
2016	23.538890	24.065497	2.24%	3,860
2015	22.704674	23.538890	3.67%	3,900
2014	21.153880	22.704674	7.33%	3,920
2013	15.685978	21.153880	34.86%	4,132
2012	13.397708	15.685978	17.08%	3,727
2011	13.890956	13.397708	-3.55%	3,709
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	38.909703	45.496411	16.93%	7,445
2019	28.720113	38.909703	35.48%	8,166
2018	29.570962	28.720113	-2.88%	8,660
2017	23.589221	29.570962	25.36%	9,065
2016	23.141831	23.589221	1.93%	12,878
2015	22.379286	23.141831	3.41%	16,880
2014	20.896330	22.379286	7.10%	18,371
2013	15.542499	20.896330	34.45%	20,251
2012	13.304699	15.542499	16.82%	23,915
2011	13.831503	13.304699	-3.81%	28,436

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	30.017705	30.025131	0.02%	0
2019	24.019480	30.017705	24.97%	0
2018	26.897341	24.019480	-10.70%	0
2017	25.142854	26.897341	6.98%	0
2016	21.200786	25.142854	18.59%	0
2015	22.489885	21.200786	-5.73%	0
2014	20.184237	22.489885	11.42%	0
2013	15.538866	20.184237	29.90%	0
2012	13.763734	15.538866	12.90%	0
2011	13.884154	13.763734	-0.87%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.801934	18.02%	1,883
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	37.528153	41.876893	11.59%	177
2019	30.275578	37.528153	23.96%	317
2018	34.635214	30.275578	-12.59%	317
2017	30.323099	34.635214	14.22%	289
2016	25.552477	30.323099	18.67%	908
2015	26.575639	25.552477	-3.85%	960
2014	24.620014	26.575639	7.94%	1,127
2013	18.757734	24.620014	31.25%	1,333
2012	16.186705	18.757734	15.88%	1,070
2011	16.836134	16.186705	-3.86%	1,075
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	34.530963	38.437049	11.31%	1,606
2019	27.910452	34.530963	23.72%	1,697
2018	31.995733	27.910452	-12.77%	1,690
2017	28.061848	31.995733	14.02%	1,684
2016	23.701372	28.061848	18.40%	1,670
2015	24.710673	23.701372	-4.08%	2,088
2014	22.943552	24.710673	7.70%	2,090
2013	17.512190	22.943552	31.01%	1,663
2012	15.137392	17.512190	15.69%	3,196
2011	15.766395	15.137392	-3.99%	3,241
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.708791	22.145786	-2.48%	0
2019	18.587215	22.708791	22.17%	0
2018	21.697417	18.587215	-14.33%	0
2017	19.319834	21.697417	12.31%	0
2016	16.653512	19.319834	16.01%	17
2015	17.383024	16.653512	-4.20%	0
2014	15.058030	17.383024	15.44%	0
2013	11.250215	15.058030	33.85%	0
2012	9.802270	11.250215	14.77%	0
2011	10.172277	9.802270	-3.64%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	24.773238	34.340317	38.62%	422
2019	18.549847	24.773238	33.55%	425
2018	20.488558	18.549847	-9.46%	428
2017	16.661608	20.488558	22.97%	432
2016	15.629542	16.661608	6.60%	435
2015	15.759970	15.629542	-0.83%	798
2014	15.580190	15.759970	1.15%	443
2013	10.971357	15.580190	42.01%	446
2012	9.834257	10.971357	11.56%	477
2011	10.055156	9.834257	-2.20%	479
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	29.928392	31.045559	3.73%	0
2019	25.493922	29.928392	17.39%	0
2018	31.120883	25.493922	-18.08%	0
2017	28.924097	31.120883	7.60%	0
2016	23.281331	28.924097	24.24%	0
2015	25.112358	23.281331	-7.29%	0
2014	23.785751	25.112358	5.58%	0
2013	17.173084	23.785751	38.51%	0
2012	14.453542	17.173084	18.82%	0
2011	15.433491	14.453542	-6.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	26.627449	27.568528	3.53%	244
2019	22.741248	26.627449	17.09%	239
2018	27.817570	22.741248	-18.25%	284
2017	25.927685	27.817570	7.29%	367
2016	20.922416	25.927685	23.92%	556
2015	22.632167	20.922416	-7.55%	729
2014	21.488167	22.632167	5.32%	727
2013	15.555980	21.488167	38.13%	726
2012	13.107813	15.555980	18.68%	2,184
2011	14.053193	13.107813	-6.73%	2,749
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	34.231338	41.431292	21.03%	0
2019	27.616611	34.231338	23.95%	0
2018	32.045421	27.616611	-13.82%	0
2017	28.622253	32.045421	11.96%	0
2016	23.619894	28.622253	21.18%	240
2015	24.341165	23.619894	-2.96%	272
2014	24.474781	24.341165	-0.55%	271
2013	17.607048	24.474781	39.01%	254
2012	15.452943	17.607048	13.94%	354
2011	16.586005	15.452943	-6.83%	355

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	33.635463	40.599446	20.70%	0
2019	27.199628	33.635463	23.66%	0
2018	31.633806	27.199628	-14.02%	0
2017	28.326600	31.633806	11.68%	0
2016	23.430962	28.326600	20.89%	0
2015	24.210441	23.430962	-3.22%	133
2014	24.406084	24.210441	-0.80%	163
2013	17.602094	24.406084	38.65%	159
2012	15.485583	17.602094	13.67%	198
2011	16.664109	15.485583	-7.07%	481
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	20.870954	23.348306	11.87%	0
2019	16.517405	20.870954	26.36%	0
2018	17.627414	16.517405	-6.30%	0
2017	14.321839	17.627414	23.08%	0
2016	12.785655	14.321839	12.01%	0
2015	13.117078	12.785655	-2.53%	847
2014	12.478109	13.117078	5.12%	1,910
2013	8.812490	12.478109	41.60%	1,910
2012	7.646121	8.812490	15.25%	1,910
2011	8.773136	7.646121	-12.85%	1,694
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	21.945461	24.541650	11.83%	0
2020	21.945461	24.541650	11.83%	0
2019	17.654317	21.945461	24.31%	0
2018	18.997364	17.654317	-7.07%	0
2017	16.234054	18.997364	17.02%	0
2016	14.944431	16.234054	8.63%	0
2015	15.198163	14.944431	-1.67%	0
2014	13.929269	15.198163	9.11%	0
2013	10.175248	13.929269	36.89%	0
2012	9.251044	10.175248	9.99%	0
2011	9.685356	9.251044	-4.48%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	21.716310	24.280469	11.81%	0
2019	17.464580	21.716310	24.34%	0
2018	18.810013	17.464580	-7.15%	0
2017	16.108569	18.810013	16.77%	0
2016	14.829315	16.108569	8.63%	0
2015	15.095404	14.829315	-1.76%	0
2014	13.846726	15.095404	9.02%	0
2013	10.130566	13.846726	36.68%	0
2012	9.219979	10.130566	9.88%	0
2011	9.661405	9.219979	-4.57%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	17.726150	16.490536	-6.97%	577
2019	13.774921	17.726150	28.68%	573
2018	14.554989	13.774921	-5.36%	569
2017	13.899722	14.554989	4.71%	567
2016	13.145928	13.899722	5.73%	563
2015	14.125389	13.145928	-6.93%	4,804
2014	11.133697	14.125389	26.87%	4,825
2013	10.989318	11.133697	1.31%	4,959
2012	9.638248	10.989318	14.02%	6,402
2011	9.204832	9.638248	4.71%	5,903
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.290463	32.90%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020*	10.000000	13.269772	32.70%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.692296	10.846655	1.44%	0
2019	10.413012	10.692296	2.68%	0
2018	10.470408	10.413012	-0.55%	0
2017	10.448295	10.470408	0.21%	0
2016	10.333404	10.448295	1.11%	0
2015	10.510667	10.333404	-1.69%	0
2014	10.602135	10.510667	-0.86%	0
2013	10.735896	10.602135	-1.25%	0
2012	10.512764	10.735896	2.12%	0
2011	10.519687	10.512764	-0.07%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	23.146780	36.648874	58.33%	0
2019	17.146931	23.146780	34.99%	0
2018	18.700975	17.146931	-8.31%	0
2017	14.864916	18.700975	25.81%	13
2016	14.207446	14.864916	4.63%	13
2015	14.451836	14.207446	-1.69%	13
2014	14.124232	14.451836	2.32%	0
2013	10.329616	14.124232	36.74%	0
2012	9.133713	10.329616	13.09%	0
2011	9.689752	9.133713	-5.74%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	29.534886	34.835894	17.95%	0
2019	23.782835	29.534886	24.19%	0
2018	25.574514	23.782835	-7.01%	0
2017	21.889390	25.574514	16.84%	0
2016	20.196334	21.889390	8.38%	0
2015	20.568075	20.196334	-1.81%	0
2014	18.888557	20.568075	8.89%	0
2013	13.914592	18.888557	35.75%	0
2012	12.709959	13.914592	9.48%	0
2011	13.293024	12.709959	-4.39%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.997204	12.613969	5.14%	0
2019	10.607171	11.997204	13.10%	0
2018	11.298313	10.607171	-6.12%	0
2017	10.432218	11.298313	8.30%	0
2016	9.340431	10.432218	11.69%	0
2015	9.697623	9.340431	-3.68%	0
2014*	10.000000	9.697623	-3.02%	91
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.033974	13.137274	9.17%	0
2019	11.409397	12.033974	5.47%	0
2018	12.057562	11.409397	-5.38%	0
2017	11.037287	12.057562	9.24%	0
2016	10.872244	11.037287	1.52%	0
2015	11.872960	10.872244	-8.43%	5,313
2014	11.999326	11.872960	-1.05%	5,622
2013	13.018453	11.999326	-7.83%	5,394
2012	12.540903	13.018453	3.81%	5,373
2011	11.725233	12.540903	6.96%	5,132
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.554667	11.728062	1.50%	206
2019	11.270563	11.554667	2.52%	206
2018	11.398620	11.270563	-1.12%	809
2017	11.411284	11.398620	-0.11%	862
2016	11.418016	11.411284	-0.06%	913
2015	11.550147	11.418016	-1.14%	10,682
2014	11.621253	11.550147	-0.61%	10,898
2013	11.807707	11.621253	-1.58%	10,791
2012	11.318862	11.807707	4.32%	10,845
2011	11.358857	11.318862	-0.35%	256
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	18.189867	24.890495	36.84%	570
2019	13.484297	18.189867	34.90%	594
2018	13.352093	13.484297	0.99%	604
2017	10.339118	13.352093	29.14%	1,070
2016*	10.000000	10.339118	3.39%	1,090

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	17.372263	19.210596	10.58%	738
2019	14.070770	17.372263	23.46%	738
2018	17.635204	14.070770	-20.21%	738
2017	14.122101	17.635204	24.88%	738
2016	14.674857	14.122101	-3.77%	738
2015	14.854872	14.674857	-1.21%	738
2014	16.152982	14.854872	-8.04%	738
2013	12.785083	16.152982	26.34%	738
2012	10.630608	12.785083	20.27%	1,133
2011	12.972705	10.630608	-18.05%	1,133
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	13.076283	13.648248	4.37%	0
2019	10.164683	13.076283	28.64%	0
2018	11.260436	10.164683	-9.73%	0
2017*	10.000000	11.260436	12.60%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2020	27.067334	27.760080	2.56%	168
2019	22.084278	27.067334	22.56%	190
2018	27.960065	22.084278	-21.01%	190
2017	26.273470	27.960065	6.42%	294
2016	20.888915	26.273470	25.78%	294
2015	22.112150	20.888915	-5.53%	294
2014	21.670581	22.112150	2.04%	294
2013	15.734830	21.670581	37.72%	294
2012	13.576475	15.734830	15.90%	294
2011	14.444625	13.576475	-6.01%	294
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.806823	6.806951	17.22%	0
2019	5.277001	5.806823	10.04%	0
2018	7.473944	5.277001	-29.39%	0
2017	7.728290	7.473944	-3.29%	0
2016	5.462367	7.728290	41.48%	0
2015	8.342503	5.462367	-34.52%	6,022
2014	10.485340	8.342503	-20.44%	6,022
2013	9.636684	10.485340	8.81%	6,022
2012*	10.000000	9.636684	-3.63%	6,022
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.969037	7.013869	17.50%	0
2019	5.408764	5.969037	10.36%	0
2018	7.645073	5.408764	-29.25%	0
2017	7.883262	7.645073	-3.02%	0
2016	5.560380	7.883262	41.78%	0
2015	8.469315	5.560380	-34.35%	0
2014	10.612744	8.469315	-20.20%	0
2013	9.732728	10.612744	9.04%	0
2012*	10.000000	9.732728	-2.67%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	36.579160	56.937674	55.66%	0
2019	29.704374	36.579160	23.14%	0
2018	29.724097	29.704374	-0.07%	0
2017	23.939368	29.724097	24.16%	0
2016	22.521403	23.939368	6.30%	0
2015	23.507226	22.521403	-4.19%	233
2014	24.284944	23.507226	-3.20%	129
2013	16.386239	24.284944	48.20%	0
2012	15.398932	16.386239	6.41%	395
2011	16.361321	15.398932	-5.88%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	27.301569	27.584968	1.04%	1,188
2019	22.400220	27.301569	21.88%	1,145
2018	24.130476	22.400220	-7.17%	1,233
2017	20.634614	24.130476	16.94%	2,228
2016	18.841022	20.634614	9.52%	2,520
2015	18.839759	18.841022	0.01%	6,514
2014	17.483019	18.839759	7.76%	7,644
2013	13.173953	17.483019	32.71%	9,590
2012	11.396221	13.173953	15.60%	9,993
2011	10.896260	11.396221	4.59%	12,115
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	17.461767	17.597963	0.78%	1,632
2019	15.163756	17.461767	15.15%	1,650
2018	19.968684	15.163756	-24.06%	1,769
2017	16.188811	19.968684	23.35%	1,842
2016	16.550156	16.188811	-2.18%	1,904
2015	16.391521	16.550156	0.97%	2,017
2014	17.772516	16.391521	-7.77%	2,821
2013	14.686611	17.772516	21.01%	3,164
2012	13.044097	14.686611	12.59%	6,439
2011	16.420989	13.044097	-20.56%	6,529
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	32.954412	43.913703	33.26%	144
2019	24.874384	32.954412	32.48%	144
2018	24.656866	24.874384	0.88%	144
2017	18.990877	24.656866	29.84%	144
2016	18.816767	18.990877	0.93%	3,104
2015	17.215236	18.816767	9.30%	3,041
2014	15.337030	17.215236	12.25%	3,434
2013	11.353893	15.337030	35.08%	5,985
2012	9.916648	11.353893	14.49%	6,230
2011	10.397442	9.916648	-5.10%	7,390
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	37.476135	38.079705	1.61%	4,023
2019	31.699342	37.476135	18.22%	4,086
2018	37.957873	31.699342	-16.49%	4,134
2017	34.111910	37.957873	11.27%	4,332
2016	27.721928	34.111910	23.05%	6,408
2015	29.813153	27.721928	-7.01%	13,665
2014	27.753603	29.813153	7.42%	16,151
2013	20.450805	27.753603	35.71%	19,361
2012	17.508220	20.450805	16.81%	20,340
2011	19.431764	17.508220	-9.90%	24,573

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.074007	21.511523	19.02%	0
2019	15.566696	18.074007	16.11%	0
2018	17.083716	15.566696	-8.88%	637
2017	15.236876	17.083716	12.12%	1,924
2016	14.886200	15.236876	2.36%	1,973
2015	15.250235	14.886200	-2.39%	6,967
2014	15.173580	15.250235	0.51%	8,038
2013	13.450045	15.173580	12.81%	4,139
2012	12.405078	13.450045	8.42%	5,709
2011	13.056117	12.405078	-4.99%	11,086
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.240345	14.079221	6.34%	0
2019	11.203800	13.240345	18.18%	0
2018	13.477918	11.203800	-16.87%	0
2017	11.881684	13.477918	13.43%	0
2016	10.459835	11.881684	13.59%	0
2015	10.882169	10.459835	-3.88%	0
2014*	10.000000	10.882169	8.82%	9,616
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	37.897827	41.342154	9.09%	0
2019	31.450001	37.897827	20.50%	0
2018	35.044553	31.450001	-10.26%	0
2017	31.618926	35.044553	10.83%	0
2016	25.504931	31.618926	23.97%	0
2015	26.484032	25.504931	-3.70%	0
2014	25.551456	26.484032	3.65%	0
2013	18.416041	25.551456	38.75%	0
2012	16.137767	18.416041	14.12%	0
2011	16.274841	16.137767	-0.84%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	33.262582	38.703052	16.36%	0
2019	25.715663	33.262582	29.35%	0
2018	27.350655	25.715663	-5.98%	0
2017	22.822074	27.350655	19.84%	0
2016	20.719579	22.822074	10.15%	0
2015	20.783675	20.719579	-0.31%	0
2014	18.583968	20.783675	11.84%	0
2013	14.275580	18.583968	30.18%	0
2012	12.509952	14.275580	14.11%	0
2011	12.453390	12.509952	0.45%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	36.185727	41.999086	16.07%	666
2019	28.048510	36.185727	29.01%	1,782
2018	29.900557	28.048510	-6.19%	1,865
2017	25.017148	29.900557	19.52%	2,247
2016	22.766640	25.017148	9.89%	2,379
2015	22.891101	22.766640	-0.54%	2,709
2014	20.526319	22.891101	11.52%	2,879
2013	15.806242	20.526319	29.86%	3,056
2012	13.882896	15.806242	13.85%	1,981
2011	13.855100	13.882896	0.20%	650
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	28.005172	34.280107	22.41%	0
2019	21.139505	28.005172	32.48%	0
2018	22.428669	21.139505	-5.75%	0
2017	19.722069	22.428669	13.72%	0
2016	18.121514	19.722069	8.83%	0
2015	18.985354	18.121514	-4.55%	0
2014	16.971752	18.985354	11.86%	0
2013	12.812341	16.971752	32.46%	0
2012	11.605009	12.812341	10.40%	0
2011	11.664319	11.605009	-0.51%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.019372	11.082317	0.57%	0
2019	10.437009	11.019372	5.58%	0
2018	10.595120	10.437009	-1.49%	0
2017	10.387553	10.595120	2.00%	0
2016	9.669611	10.387553	7.42%	0
2015	9.905195	9.669611	-2.38%	0
2014*	10.000000	9.905195	-0.95%	0
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	27.024978	28.101343	3.98%	955
2019	24.015524	27.024978	12.53%	3,127
2018	25.223652	24.015524	-4.79%	3,782
2017	24.005375	25.223652	5.08%	5,074
2016	21.256953	24.005375	12.93%	5,165
2015	22.162146	21.256953	-4.08%	5,325
2014	21.945619	22.162146	0.99%	11,599
2013	20.853904	21.945619	5.24%	13,489
2012	18.503575	20.853904	12.70%	18,857
2011	17.885261	18.503575	3.46%	18,857
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.701554	10.626305	-0.70%	456
2019	9.050954	10.701554	18.24%	456
2018*	10.000000	9.050954	-9.49%	300

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	16.772525	17.880448	6.61%	0
2019	15.542870	16.772525	7.91%	0
2018	15.858818	15.542870	-1.99%	0
2017	15.459515	15.858818	2.58%	0
2016	15.100922	15.459515	2.37%	199
2015	15.352729	15.100922	-1.64%	199
2014	15.001681	15.352729	2.34%	2,902
2013	15.058831	15.001681	-0.38%	3,007
2012	13.919882	15.058831	8.18%	3,116
2011	13.803316	13.919882	0.84%	1,648
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	16.231357	17.262043	6.35%	2,895
2019	15.079176	16.231357	7.64%	5,313
2018	15.415239	15.079176	-2.18%	5,661
2017	15.068540	15.415239	2.30%	6,172
2016	14.760604	15.068540	2.09%	17,800
2015	15.036260	14.760604	-1.83%	19,145
2014	14.732231	15.036260	2.06%	12,586
2013	14.830107	14.732231	-0.66%	12,695
2012	13.742981	14.830107	7.91%	26,497
2011	13.665588	13.742981	0.57%	16,691
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ
2020	18.212489	21.038070	15.51%	1,787
2019	15.059175	18.212489	20.94%	1,787
2018	16.558132	15.059175	-9.05%	1,787
2017	14.147451	16.558132	17.04%	1,787
2016	14.019353	14.147451	0.91%	1,787
2015	14.222670	14.019353	-1.43%	1,787
2014	13.640254	14.222670	4.27%	1,787
2013	11.307911	13.640254	20.63%	1,787
2012	9.943839	11.307911	13.72%	1,787
2011	10.758742	9.943839	-7.57%	1,787
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ
2020	16.401969	18.913582	15.31%	55
2019	13.580009	16.401969	20.78%	60
2018	14.952465	13.580009	-9.18%	64
2017	12.797697	14.952465	16.84%	68
2016	12.702519	12.797697	0.75%	72
2015	12.906727	12.702519	-1.58%	77
2014	12.401274	12.906727	4.08%	82
2013	10.301841	12.401274	20.38%	87
2012	9.076618	10.301841	13.50%	595
2011	9.840981	9.076618	-7.77%	599

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2020	19.587426	22.159672	13.13%	0
2019	16.812474	19.587426	16.51%	0
2018	18.033322	16.812474	-6.77%	0
2017	16.051021	18.033322	12.35%	0
2016	15.802730	16.051021	1.57%	0
2015	16.023036	15.802730	-1.37%	0
2014	15.376316	16.023036	4.21%	0
2013	13.498058	15.376316	13.92%	0
2012	12.177076	13.498058	10.85%	0
2011	12.690764	12.177076	-4.05%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	17.982278	20.307780	12.93%	0
2019	15.453968	17.982278	16.36%	0
2018	16.607034	15.453968	-6.94%	0
2017	14.807213	16.607034	12.16%	0
2016	14.602237	14.807213	1.40%	0
2015	14.818507	14.602237	-1.46%	1,959
2014	14.240228	14.818507	4.06%	1,959
2013	12.521665	14.240228	13.72%	1,959
2012	11.315377	12.521665	10.66%	1,959
2011	11.808222	11.315377	-4.17%	4,008
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2020	23.431254	28.260599	20.61%	0
2019	19.117945	23.431254	22.56%	0
2018	20.255544	19.117945	-5.62%	0
2017	17.671410	20.255544	14.62%	0
2016	16.724526	17.671410	5.66%	0
2015	16.876350	16.724526	-0.90%	0
2014	15.547089	16.876350	8.55%	0
2013	13.194892	15.547089	17.83%	0
2012	11.641913	13.194892	13.34%	0
2011	12.270531	11.641913	-5.12%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	23.770257	28.623586	20.42%	4,381
2019	19.423682	23.770257	22.38%	4,563
2018	20.616620	19.423682	-5.79%	4,774
2017	18.006522	20.616620	14.50%	4,976
2016	17.070170	18.006522	5.49%	5,145
2015	17.250390	17.070170	-1.04%	5,296
2014	15.902123	17.250390	8.48%	5,296
2013	13.520716	15.902123	17.61%	5,296
2012	11.943113	13.520716	13.21%	5,296
2011	12.594191	11.943113	-5.17%	5,296

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2020	22.673142	29.840069	31.61%	0
2019	17.694228	22.673142	28.14%	0
2018	18.885971	17.694228	-6.31%	0
2017	15.476121	18.885971	22.03%	0
2016	15.274251	15.476121	1.32%	0
2015	15.313954	15.274251	-0.26%	0
2014	14.006754	15.313954	9.33%	0
2013	10.264860	14.006754	36.45%	0
2012	8.491367	10.264860	20.89%	0
2011	8.849277	8.491367	-4.04%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	22.000729	28.925607	31.48%	692
2019	17.187412	22.000729	28.00%	873
2018	18.382927	17.187412	-6.50%	884
2017	15.095446	18.382927	21.78%	2,202
2016	14.912637	15.095446	1.23%	2,769
2015	14.971015	14.912637	-0.39%	5,904
2014	13.720989	14.971015	9.11%	6,558
2013	10.065389	13.720989	36.32%	10,761
2012	8.350750	10.065389	20.53%	5,818
2011	8.710182	8.350750	-4.13%	5,950
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	23.517520	24.706085	5.05%	4,002
2019	18.732732	23.517520	25.54%	4,002
2018	20.742722	18.732732	-9.69%	4,002
2017	18.648533	20.742722	11.23%	4,002
2016	16.040813	18.648533	16.26%	4,145
2015	16.962096	16.040813	-5.43%	4,145
2014	15.833834	16.962096	7.13%	4,817
2013	12.544572	15.833834	26.22%	4,844
2012	10.857019	12.544572	15.54%	4,871
2011	10.917102	10.857019	-0.55%	5,045
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	24.860500	26.091202	4.95%	10,682
2019	19.836396	24.860500	25.33%	11,191
2018	21.997700	19.836396	-9.83%	11,463
2017	19.803917	21.997700	11.08%	14,956
2016	17.062662	19.803917	16.07%	15,941
2015	18.070859	17.062662	-5.58%	24,740
2014	16.894830	18.070859	6.96%	26,197
2013	13.404494	16.894830	26.04%	27,444
2012	11.614407	13.404494	15.41%	51,140
2011	11.702349	11.614407	-0.75%	58,106

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2020	12.161791	12.029889	-1.08%	13
2019	12.089828	12.161791	0.60%	13
2018	12.063886	12.089828	0.22%	13
2017	12.152117	12.063886	-0.73%	13
2016	12.299047	12.152117	-1.19%	13
2015	12.470172	12.299047	-1.37%	13
2014	12.645970	12.470172	-1.39%	13
2013	12.821795	12.645970	-1.37%	13
2012	12.986686	12.821795	-1.27%	13
2011	13.156206	12.986686	-1.29%	13
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2020	23.150273	24.591904	6.23%	0
2019	18.068765	23.150273	28.12%	0
2018	20.155903	18.068765	-10.35%	0
2017	17.505199	20.155903	15.14%	0
2016	15.311666	17.505199	14.33%	0
2015	15.902938	15.311666	-3.72%	0
2014	14.611135	15.902938	8.84%	0
2013	11.103346	14.611135	31.59%	0
2012	9.511150	11.103346	16.74%	0
2011	9.496392	9.511150	0.16%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	23.099218	24.505441	6.09%	5,487
2019	18.065308	23.099218	27.87%	5,663
2018	20.178158	18.065308	-10.47%	5,929
2017	17.548701	20.178158	14.98%	7,213
2016	15.367711	17.548701	14.19%	7,481
2015	15.991874	15.367711	-3.90%	8,524
2014	14.714056	15.991874	8.68%	9,641
2013	11.199261	14.714056	31.38%	12,361
2012	9.605830	11.199261	16.59%	14,806
2011	9.611331	9.605830	-0.06%	15,431
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	26.487109	37.542426	41.74%	2
2019	20.019533	26.487109	32.31%	2
2018	20.361476	20.019533	-1.68%	2
2017	15.295740	20.361476	33.12%	2
2016	15.402409	15.295740	-0.69%	2
2015	14.591975	15.402409	5.55%	2
2014	13.310011	14.591975	9.63%	803
2013	9.910829	13.310011	34.30%	803
2012	8.775440	9.910829	12.94%	803
2011	8.887227	8.775440	-1.26%	1,017

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	20.086795	28.431102	41.54%	14,665
2019	15.205628	20.086795	32.10%	20,785
2018	15.489705	15.205628	-1.83%	21,262
2017	11.652103	15.489705	32.93%	21,759
2016	11.752456	11.652103	-0.85%	23,609
2015	11.149520	11.752456	5.41%	30,191
2014	10.186041	11.149520	9.46%	36,252
2013	7.596009	10.186041	34.10%	36,722
2012	6.734207	7.596009	12.80%	41,831
2011	6.831842	6.734207	-1.43%	42,967
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	17.076263	17.283194	1.21%	0
2019	15.070219	17.076263	13.31%	0
2018	15.856302	15.070219	-4.96%	0
2017	15.018825	15.856302	5.58%	0
2016	13.317439	15.018825	12.78%	0
2015	14.033609	13.317439	-5.10%	0
2014	14.081546	14.033609	-0.34%	0
2013	13.489148	14.081546	4.39%	0
2012	11.980404	13.489148	12.59%	0
2011	11.691138	11.980404	2.47%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	18.010209	18.188396	0.99%	3,295
2019	15.915345	18.010209	13.16%	3,735
2018	16.750077	15.915345	-4.98%	4,010
2017	15.888794	16.750077	5.42%	4,430
2016	14.113953	15.888794	12.58%	4,939
2015	14.889981	14.113953	-5.21%	6,073
2014	14.966075	14.889981	-0.51%	3,493
2013	14.360295	14.966075	4.22%	4,930
2012	12.779253	14.360295	12.37%	5,493
2011	12.495948	12.779253	2.27%	6,296
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2020	45.011044	52.475777	16.58%	4,522
2019	34.754307	45.011044	29.51%	4,558
2018	36.908333	34.754307	-5.84%	4,588
2017	30.753243	36.908333	20.01%	4,571
2016	27.881915	30.753243	10.30%	4,957
2015	27.905458	27.881915	-0.08%	4,934
2014	24.919908	27.905458	11.98%	5,463
2013	19.111416	24.919908	30.39%	9,104
2012	16.721998	19.111416	14.29%	9,661
2011	16.620074	16.721998	0.61%	9,777

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2020	23.473228	25.318972	7.86%	3,183
2019	21.708106	23.473228	8.13%	3,235
2018	22.135483	21.708106	-1.93%	3,276
2017	21.540597	22.135483	2.76%	3,244
2016	20.856692	21.540597	3.28%	3,212
2015	21.279505	20.856692	-1.99%	3,180
2014	20.393177	21.279505	4.35%	3,147
2013	21.057046	20.393177	-3.15%	3,114
2012	20.167237	21.057046	4.41%	3,155
2011	19.055319	20.167237	5.84%	3,123
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	71.105103	82.756790	16.39%	0
2019	58.464315	71.105103	21.62%	0
2018	69.469393	58.464315	-15.84%	0
2017	58.368391	69.469393	19.02%	0
2016	52.799422	58.368391	10.55%	0
2015	54.364518	52.799422	-2.88%	0
2014	51.919376	54.364518	4.71%	0
2013	38.700032	51.919376	34.16%	0
2012	34.205351	38.700032	13.14%	0
2011	38.854124	34.205351	-11.96%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	43.407927	50.447529	16.22%	7,811
2019	35.741996	43.407927	21.45%	9,699
2018	42.536163	35.741996	-15.97%	9,842
2017	35.788505	42.536163	18.85%	15,974
2016	32.428702	35.788505	10.36%	17,586
2015	33.433724	32.428702	-3.01%	18,248
2014	31.979533	33.433724	4.55%	17,266
2013	23.870976	31.979533	33.97%	25,700
2012	21.133166	23.870976	12.96%	33,640
2011	24.041891	21.133166	-12.10%	38,360
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	17.790523	20.259387	13.88%	0
2019	14.132184	17.790523	25.89%	0
2018	16.840746	14.132184	-16.08%	0
2017	13.127340	16.840746	28.29%	0
2016	14.031876	13.127340	-6.45%	0
2015	13.751148	14.031876	2.04%	0
2014	15.185712	13.751148	-9.45%	0
2013	11.812872	15.185712	28.55%	0
2012	9.939306	11.812872	18.85%	0
2011	12.178331	9.939306	-18.39%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	13.923954	15.834160	13.72%	2,629
2019	11.075728	13.923954	25.72%	5,100
2018	13.225257	11.075728	-16.25%	5,142
2017	10.318256	13.225257	28.17%	7,488
2016	11.046320	10.318256	-6.59%	7,745
2015	10.845643	11.046320	1.85%	9,888
2014	11.994849	10.845643	-9.58%	5,453
2013	9.345788	11.994849	28.34%	5,528
2012	7.874151	9.345788	18.69%	6,549
2011	9.661002	7.874151	-18.50%	6,549
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2020	25.576651	26.789543	4.74%	0
2019	19.650377	25.576651	30.16%	0
2018	23.167173	19.650377	-15.18%	0
2017	20.335918	23.167173	13.92%	0
2016	18.430847	20.335918	10.34%	0
2015	18.846464	18.430847	-2.21%	0
2014	17.172583	18.846464	9.75%	0
2013	13.165006	17.172583	30.44%	0
2012	11.053124	13.165006	19.11%	0
2011	11.503037	11.053124	-3.91%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2020	24.873037	26.001407	4.54%	1,857
2019	19.128738	24.873037	30.03%	1,935
2018	22.582286	19.128738	-15.29%	2,005
2017	19.852071	22.582286	13.75%	2,005
2016	18.022789	19.852071	10.15%	2,005
2015	18.458317	18.022789	-2.36%	2,005
2014	16.849115	18.458317	9.55%	2,005
2013	12.927853	16.849115	30.33%	2,005
2012	10.876753	12.927853	18.86%	2,005
2011	11.334464	10.876753	-4.04%	2,005
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	31.024625	33.092190	6.66%	0
2019	23.430453	31.024625	32.41%	0
2018	28.747302	23.430453	-18.50%	0
2017	24.456134	28.747302	17.55%	0
2016	22.655028	24.456134	7.95%	0
2015	23.700742	22.655028	-4.41%	0
2014	22.529505	23.700742	5.20%	0
2013	17.516357	22.529505	28.62%	0
2012	13.977536	17.516357	25.32%	0
2011	15.551699	13.977536	-10.12%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	28.562370	30.421187	6.51%	1,601
2019	21.601888	28.562370	32.22%	1,631
2018	26.557542	21.601888	-18.66%	1,674
2017	22.617000	26.557542	17.42%	1,859
2016	20.990976	22.617000	7.75%	1,993
2015	21.990631	20.990976	-4.55%	2,184
2014	20.939109	21.990631	5.02%	2,414
2013	16.312492	20.939109	28.36%	4,156
2012	13.020632	16.312492	25.28%	4,615
2011	14.517171	13.020632	-10.31%	4,790
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.087893	16.623667	10.18%	1,453
2019	12.766739	15.087893	18.18%	1,552
2018	14.331894	12.766739	-10.92%	3,938
2017	12.979987	14.331894	10.42%	4,258
2016	11.630788	12.979987	11.60%	4,551
2015	12.577409	11.630788	-7.53%	4,857
2014	12.402760	12.577409	1.41%	5,194
2013	10.162991	12.402760	22.04%	5,519
2012	8.937286	10.162991	13.71%	5,812
2011	9.205881	8.937286	-2.92%	6,131
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2020	34.071249	39.045871	14.60%	0
2019	26.665870	34.071249	27.77%	0
2018	28.422963	26.665870	-6.18%	0
2017	23.852356	28.422963	19.16%	0
2016	20.794669	23.852356	14.70%	29
2015	21.835815	20.794669	-4.77%	29
2014	20.316184	21.835815	7.48%	29
2013	15.843353	20.316184	28.23%	29
2012	14.324727	15.843353	10.60%	29
2011	13.667556	14.324727	4.81%	29
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	17.548345	17.144181	-2.30%	0
2019	15.772710	17.548345	11.26%	0
2018	18.880915	15.772710	-16.46%	0
2017	16.363176	18.880915	15.39%	0
2016	15.438546	16.363176	5.99%	0
2015	16.712047	15.438546	-7.62%	0
2014	19.020078	16.712047	-12.13%	0
2013	15.648146	19.020078	21.55%	0
2012	13.382232	15.648146	16.93%	0
2011	15.154841	13.382232	-11.70%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	27.627614	38.681427	40.01%	1,042
2019	20.538424	27.627614	34.52%	1,264
2018	21.674936	20.538424	-5.24%	2,076
2017	17.304765	21.674936	25.25%	2,570
2016	17.202835	17.304765	0.59%	4,458
2015	16.655920	17.202835	3.28%	6,079
2014	15.616737	16.655920	6.65%	14,969
2013	11.329687	15.616737	37.84%	18,518
2012	10.133340	11.329687	11.81%	28,786
2011	10.978481	10.133340	-7.70%	27,617
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	26.596012	25.938182	-2.47%	6,359
2019	21.589123	26.596012	23.19%	11,073
2018	24.987688	21.589123	-13.60%	12,935
2017	21.553345	24.987688	15.93%	14,578
2016	18.684545	21.553345	15.35%	18,389
2015	20.201260	18.684545	-7.51%	19,865
2014	18.779086	20.201260	7.57%	27,913
2013	14.039982	18.779086	33.75%	30,647
2012	11.973788	14.039982	17.26%	41,869
2011	12.404963	11.973788	-3.48%	47,583
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	20.887832	23.447986	12.26%	0
2019	16.426552	20.887832	27.16%	0
2018	18.388856	16.426552	-10.67%	0
2017	16.478207	18.388856	11.60%	0
2016	15.155945	16.478207	8.72%	0
2015	16.312401	15.155945	-7.09%	0
2014	15.297819	16.312401	6.63%	0
2013	12.003911	15.297819	27.44%	0
2012	10.690661	12.003911	12.28%	0
2011	10.849002	10.690661	-1.46%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	20.199261	22.619395	11.98%	1,362
2019	15.921918	20.199261	26.86%	4,187
2018	17.866394	15.921918	-10.88%	4,407
2017	16.052314	17.866394	11.30%	5,852
2016	14.797046	16.052314	8.48%	5,965
2015	15.965541	14.797046	-7.32%	6,826
2014	15.014160	15.965541	6.34%	7,046
2013	11.809982	15.014160	27.13%	7,091
2012	10.542826	11.809982	12.02%	7,136
2011	10.723695	10.542826	-1.69%	9,508
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020*	10.000000	14.687724	46.88%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.652449	46.52%	61
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	34.614222	43.562431	25.85%	0
2019	26.638074	34.614222	29.94%	0
2018	31.120234	26.638074	-14.40%	0
2017	23.093432	31.120234	34.76%	0
2016	23.401268	23.093432	-1.32%	0
2015	22.833006	23.401268	2.49%	0
2014	22.638285	22.833006	0.86%	0
2013	18.034827	22.638285	25.53%	0
2012	15.083887	18.034827	19.56%	0
2011	16.680532	15.083887	-9.57%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	33.121095	41.585103	25.55%	3,312
2019	25.553653	33.121095	29.61%	3,603
2018	29.926827	25.553653	-14.61%	3,732
2017	22.264141	29.926827	34.42%	5,948
2016	22.614926	22.264141	-1.55%	6,239
2015	22.123578	22.614926	2.22%	6,688
2014	21.985691	22.123578	0.63%	9,341
2013	17.558518	21.985691	25.21%	7,671
2012	14.723667	17.558518	19.25%	8,264
2011	16.324329	14.723667	-9.81%	9,384
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.074961	11.291256	1.95%	0
2019	10.137037	11.074961	9.25%	0
2018	10.754715	10.137037	-5.74%	0
2017	10.263238	10.754715	4.79%	0
2016	9.770259	10.263238	5.05%	78
2015	10.138168	9.770259	-3.63%	78
2014	9.998294	10.138168	1.40%	359
2013	10.153699	9.998294	-1.53%	370
2012*	10.000000	10.153699	1.54%	381
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	19.779210	20.085793	1.55%	2,543
2019	18.136437	19.779210	9.06%	2,602
2018	19.270107	18.136437	-5.88%	2,650
2017	18.430406	19.270107	4.56%	4,338
2016	17.589392	18.430406	4.78%	4,335
2015	18.295032	17.589392	-3.86%	6,408
2014	18.103755	18.295032	1.06%	10,491
2013	18.428447	18.103755	-1.76%	9,117
2012	16.518630	18.428447	11.56%	17,280
2011	16.644537	16.518630	-0.76%	22,797

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	27.221142	30.527802	12.15%	0
2019	21.528313	27.221142	26.44%	0
2018	25.751333	21.528313	-16.40%	0
2017	21.279765	25.751333	21.01%	0
2016	21.732488	21.279765	-2.08%	0
2015	22.633133	21.732488	-3.98%	0
2014	22.933905	22.633133	-1.31%	0
2013	19.592264	22.933905	17.06%	121
2012	17.241013	19.592264	13.64%	121
2011	18.799885	17.241013	-8.29%	121
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	27.809980	31.175519	12.10%	7,461
2019	21.409848	27.809980	29.89%	7,510
2018	23.628910	21.409848	-9.39%	7,536
2017	20.545538	23.628910	15.01%	9,944
2016	18.721252	20.545538	9.74%	12,875
2015	18.414953	18.721252	1.66%	14,565
2014	16.916961	18.414953	8.85%	18,817
2013	13.053293	16.916961	29.60%	20,480
2012	11.353351	13.053293	14.97%	24,975
2011	11.550545	11.353351	-1.71%	27,736
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares - Q/NQ
2020	26.451475	28.492986	7.72%	0
2019	21.414150	26.451475	23.52%	0
2018	24.501018	21.414150	-12.60%	0
2017	21.622163	24.501018	13.31%	0
2016	19.331303	21.622163	11.85%	0
2015	20.428736	19.331303	-5.37%	0
2014	19.839100	20.428736	2.97%	0
2013	15.619895	19.839100	27.01%	0
2012	14.278044	15.619895	9.40%	0
2011	15.466865	14.278044	-7.69%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	38.961215	46.071561	18.25%	0
2019	31.243855	38.961215	24.70%	0
2018	35.338308	31.243855	-11.59%	0
2017	31.394320	35.338308	12.56%	0
2016	26.969911	31.394320	16.40%	0
2015	29.067628	26.969911	-7.22%	0
2014	26.337371	29.067628	10.37%	0
2013	18.941911	26.337371	39.04%	0
2012	16.282675	18.941911	16.33%	0
2011	16.887019	16.282675	-3.58%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	21.916244	25.852647	17.96%	447
2019	17.622142	21.916244	24.37%	447
2018	19.979375	17.622142	-11.80%	447
2017	17.787875	19.979375	12.32%	669
2016	15.330514	17.787875	16.03%	669
2015	16.557151	15.330514	-7.41%	2,888
2014	15.039449	16.557151	10.09%	2,888
2013	10.846631	15.039449	38.66%	2,376
2012	9.349011	10.846631	16.02%	2,376
2011	9.712945	9.349011	-3.75%	2,376
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.984074	13.109234	19.35%	0
2019	8.706416	10.984074	26.16%	0
2018	10.976968	8.706416	-20.68%	0
2017	8.804103	10.976968	24.68%	0
2016	9.177984	8.804103	-4.07%	0
2015	9.027900	9.177984	1.66%	0
2014*	10.000000	9.027900	-9.72%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.838218	20.029396	12.28%	0
2019	14.856103	17.838218	20.07%	0
2018	15.934950	14.856103	-6.77%	0
2017	13.663774	15.934950	16.62%	0
2016	14.222515	13.663774	-3.93%	283
2015	15.738069	14.222515	-9.63%	283
2014	16.848661	15.738069	-6.59%	283
2013	13.655847	16.848661	23.38%	27,708
2012	11.621612	13.655847	17.50%	27,708
2011	12.701575	11.621612	-8.50%	27,425
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.455137	10.177293	-2.66%	0
2019	8.975288	10.455137	16.49%	0
2018	11.177706	8.975288	-19.70%	0
2017	8.868214	11.177706	26.04%	0
2016	7.446400	8.868214	19.09%	0
2015	9.446852	7.446400	-21.18%	0
2014*	10.000000	9.446852	-5.53%	9,236

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	24.944388	33.479058	34.21%	3,342
2019	18.295325	24.944388	36.34%	3,662
2018	18.381276	18.295325	-0.47%	3,717
2017	14.715718	18.381276	24.91%	3,802
2016	14.265605	14.715718	3.16%	7,958
2015	13.854093	14.265605	2.97%	8,555
2014	12.943079	13.854093	7.04%	9,979
2013	9.566418	12.943079	35.30%	11,043
2012	8.333869	9.566418	14.79%	12,430
2011	9.007240	8.333869	-7.48%	13,992
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	34.480188	49.495488	43.55%	1,724
2019	24.752918	34.480188	39.30%	1,906
2018	25.545075	24.752918	-3.10%	2,917
2017	20.506824	25.545075	24.57%	3,910
2016	19.115301	20.506824	7.28%	4,241
2015	19.811839	19.115301	-3.52%	6,533
2014	21.721060	19.811839	-8.79%	7,629
2013	15.599472	21.721060	39.24%	18,236
2012	13.086638	15.599472	19.20%	20,164
2011	14.828209	13.086638	-11.74%	23,500
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	32.230974	32.803182	1.78%	1,427
2019	25.241003	32.230974	27.69%	1,486
2018	28.559294	25.241003	-11.62%	1,536
2017	24.681720	28.559294	15.71%	1,919
2016	22.000442	24.681720	12.19%	4,671
2015	22.523194	22.000442	-2.32%	5,680
2014	20.728230	22.523194	8.66%	7,312
2013	15.503734	20.728230	33.70%	7,807
2012	13.569255	15.503734	14.26%	13,879
2011	13.826014	13.569255	-1.86%	16,285
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.089557	26.181368	18.52%	879
2019	17.829384	22.089557	23.89%	941
2018	20.031974	17.829384	-11.00%	1,384
2017	16.019269	20.031974	25.05%	1,488
2016	15.645110	16.019269	2.39%	1,590
2015	14.924020	15.645110	4.83%	1,697
2014	14.966396	14.924020	-0.28%	2,284
2013	11.892421	14.966396	25.85%	2,397
2012	10.404132	11.892421	14.30%	3,986
2011	10.742489	10.404132	-3.15%	3,766

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.507995	21.095071	20.49%	100
2019	12.720981	17.507995	37.63%	100
2018	12.828749	12.720981	-0.84%	162
2017	10.156324	12.828749	26.31%	1,262
2016	9.731620	10.156324	4.36%	6,743
2015*	10.000000	9.731620	-2.68%	9,380
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	14.941342	15.844158	6.04%	0
2019	13.699852	14.941342	9.06%	0
2018	14.023135	13.699852	-2.31%	0
2017	13.430044	14.023135	4.42%	0
2016	12.866244	13.430044	4.38%	0
2015	13.158440	12.866244	-2.22%	0
2014	12.406655	13.158440	6.06%	0
2013	12.656237	12.406655	-1.97%	0
2012	11.755672	12.656237	7.66%	1,758
2011	11.310953	11.755672	3.93%	1,842
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.511188	20.084063	48.65%	0
2019	10.315606	13.511188	30.98%	0
2018	12.555996	10.315606	-17.84%	0
2017	10.143497	12.555996	23.78%	0
2016	10.547844	10.143497	-3.83%	0
2015	10.768101	10.547844	-2.05%	62
2014	11.070676	10.768101	-2.73%	138
2013	9.273285	11.070676	19.38%	309
2012	8.141657	9.273285	13.90%	428
2011	9.136293	8.141657	-10.89%	540
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.839224	21.908356	10.43%	10,425
2019	16.658781	19.839224	19.09%	10,887
2018	17.782037	16.658781	-6.32%	11,381
2017	15.574154	17.782037	14.18%	11,618
2016	14.490563	15.574154	7.48%	10,754
2015	14.553097	14.490563	-0.43%	11,360
2014	14.058163	14.553097	3.52%	793
2013	11.564862	14.058163	21.56%	815
2012	10.136363	11.564862	14.09%	5,116
2011	10.185355	10.136363	-0.48%	8,949

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.403583	13.355810	7.68%	3,532
2019	11.542789	12.403583	7.46%	3,424
2018	11.834619	11.542789	-2.47%	3,467
2017	11.628721	11.834619	1.77%	3,113
2016	11.488878	11.628721	1.22%	2,777
2015	11.678990	11.488878	-1.63%	2,908
2014	11.283092	11.678990	3.51%	2,722
2013	11.745615	11.283092	-3.94%	2,504
2012	11.349117	11.745615	3.49%	2,178
2011	10.886683	11.349117	4.25%	2,333
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	24.481471	31.363557	28.11%	1,158
2019	18.422069	24.481471	32.89%	7,339
2018	20.628911	18.422069	-10.70%	7,314
2017	15.974195	20.628911	29.14%	7,353
2016	16.170109	15.974195	-1.21%	7,420
2015	15.392570	16.170109	5.05%	7,614
2014	15.329730	15.392570	0.41%	7,713
2013	12.085782	15.329730	26.84%	8,045
2012	10.040218	12.085782	20.37%	12,774
2011	11.227749	10.040218	-10.58%	13,389
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	26.337355	39.341849	49.38%	4,748
2019	20.502033	26.337355	28.46%	4,841
2018	20.932193	20.502033	-2.06%	5,077
2017	16.611103	20.932193	26.01%	9,598
2016	15.446288	16.611103	7.54%	9,509
2015	14.719560	15.446288	4.94%	10,042
2014	13.814202	14.719560	6.55%	10,634
2013	10.809513	13.814202	27.80%	11,364
2012	9.338308	10.809513	15.75%	12,385
2011	9.936478	9.338308	-6.02%	14,554
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.982434	23.394378	11.50%	1,470
2019	16.933919	20.982434	23.91%	1,382
2018	17.559399	16.933919	-3.56%	1,387
2017	14.605454	17.559399	20.22%	1,463
2016	13.333890	14.605454	9.54%	1,507
2015	13.377837	13.333890	-0.33%	1,500
2014	12.308889	13.377837	8.68%	1,535
2013	9.388388	12.308889	31.11%	1,646
2012	8.134094	9.388388	15.42%	1,785
2011	8.437999	8.134094	-3.60%	1,772

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	22.997774	24.955415	8.51%	0
2019	18.077730	22.997774	27.22%	0
2018	18.386859	18.077730	-1.68%	0
2017	15.507637	18.386859	18.57%	220
2016	14.148529	15.507637	9.61%	373
2015	14.255074	14.148529	-0.75%	373
2014	12.929657	14.255074	10.25%	373
2013	10.026127	12.929657	28.96%	604
2012	8.931975	10.026127	12.25%	604
2011	9.024408	8.931975	-1.02%	604
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.774952	18.617447	10.98%	0
2019	13.724650	16.774952	22.22%	0
2018	15.596576	13.724650	-12.00%	0
2017	13.203291	15.596576	18.13%	0
2016	12.356765	13.203291	6.85%	0
2015	12.755942	12.356765	-3.13%	0
2014	12.380335	12.755942	3.03%	0
2013	9.697646	12.380335	27.66%	0
2012	8.467819	9.697646	14.52%	0
2011	9.172909	8.467819	-7.69%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.053910	16.279987	8.14%	0
2019	13.141460	15.053910	14.55%	0
2018	14.215221	13.141460	-7.55%	0
2017	12.865962	14.215221	10.49%	0
2016	12.297011	12.865962	4.63%	0
2015	12.605143	12.297011	-2.44%	0
2014	12.257368	12.605143	2.84%	6,741
2013	10.842213	12.257368	13.05%	6,741
2012	9.901343	10.842213	9.50%	6,741
2011	10.178550	9.901343	-2.72%	6,741
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.212239	17.818287	9.91%	0
2019	13.674624	16.212239	18.56%	0
2018	15.102205	13.674624	-9.45%	0
2017	13.225621	15.102205	14.19%	0
2016	12.497841	13.225621	5.82%	0
2015	12.845981	12.497841	-2.71%	0
2014	12.443839	12.845981	3.23%	0
2013	10.409028	12.443839	19.55%	0
2012	9.289782	10.409028	12.05%	0
2011	9.757848	9.289782	-4.80%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.184391	13.986876	6.09%	0
2019	12.082336	13.184391	9.12%	0
2018	12.582629	12.082336	-3.98%	0
2017	11.997916	12.582629	4.87%	0
2016	11.631259	11.997916	3.15%	463
2015	11.883626	11.631259	-2.12%	463
2014	11.663208	11.883626	1.89%	463
2013	11.272747	11.663208	3.46%	463
2012	10.635656	11.272747	5.99%	463
2011	10.636271	10.635656	-0.01%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.684096	17.117618	9.14%	0
2019	13.463834	15.684096	16.49%	0
2018	14.697639	13.463834	-8.39%	0
2017	13.078748	14.697639	12.38%	0
2016	12.426494	13.078748	5.25%	1,648
2015	12.738720	12.426494	-2.45%	1,648
2014	12.354957	12.738720	3.11%	3,006
2013	10.636554	12.354957	16.16%	4,435
2012	9.600365	10.636554	10.79%	2,883
2011	9.968937	9.600365	-3.70%	4,021
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.478794	18.240131	10.69%	0
2019	13.673094	16.478794	20.52%	0
2018	15.324711	13.673094	-10.78%	0
2017	13.163173	15.324711	16.42%	0
2016	12.407658	13.163173	6.09%	0
2015	12.776465	12.407658	-2.89%	704
2014	12.392557	12.776465	3.10%	704
2013	10.113294	12.392557	22.54%	0
2012	8.951550	10.113294	12.98%	0
2011	9.523283	8.951550	-6.00%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.525617	15.619169	7.53%	2,926
2019	12.888584	14.525617	12.70%	3,047
2018	13.726433	12.888584	-6.10%	3,163
2017	12.668439	13.726433	8.35%	6,214
2016	12.120834	12.668439	4.52%	6,332
2015	12.425283	12.120834	-2.45%	6,332
2014	12.107456	12.425283	2.63%	0
2013	11.038758	12.107456	9.68%	0
2012	10.174002	11.038758	8.50%	0
2011	10.346130	10.174002	-1.66%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.577701	16.155190	3.71%	0
2019	14.045121	15.577701	10.91%	0
2018	16.896703	14.045121	-16.88%	0
2017	13.963642	16.896703	21.00%	0
2016	14.005178	13.963642	-0.30%	0
2015	14.780942	14.005178	-5.25%	0
2014	16.320458	14.780942	-9.43%	0
2013	13.782602	16.320458	18.41%	379
2012	11.691392	13.782602	17.89%	428
2011	13.539657	11.691392	-13.65%	404
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.747495	17.47%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.748001	17.48%	364
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.775470	14.535029	5.51%	0
2019	12.824167	13.775470	7.42%	0
2018	13.062011	12.824167	-1.82%	0
2017	12.689056	13.062011	2.94%	0
2016	12.215655	12.689056	3.88%	0
2015	12.478981	12.215655	-2.11%	0
2014	12.047147	12.478981	3.58%	0
2013	12.456312	12.047147	-3.28%	0
2012	11.724510	12.456312	6.24%	0
2011	11.154881	11.724510	5.11%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	13.366039	14.071424	5.28%	0
2019	12.471143	13.366039	7.18%	0
2018	12.736805	12.471143	-2.09%	0
2017	12.398936	12.736805	2.72%	1,120
2016	11.975121	12.398936	3.54%	15,161
2015	12.253038	11.975121	-2.27%	15,161
2014	11.871557	12.253038	3.21%	2,089
2013	12.301968	11.871557	-3.50%	2,089
2012	11.608425	12.301968	5.97%	1,412
2011	11.081510	11.608425	4.75%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.256106	15.327237	7.51%	0
2019	13.192842	14.256106	8.06%	0
2018	13.578570	13.192842	-2.84%	307
2017	13.270936	13.578570	2.32%	336
2016	13.024363	13.270936	1.89%	363
2015	13.277968	13.024363	-1.91%	390
2014	12.839722	13.277968	3.41%	421
2013	13.294413	12.839722	-3.42%	1,224
2012	12.587652	13.294413	5.61%	2,867
2011	12.037904	12.587652	4.57%	2,570
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	28.797840	32.085277	11.42%	1,710
2019	23.810140	28.797840	20.95%	4,314
2018	29.328132	23.810140	-18.81%	4,428
2017	21.061378	29.328132	39.25%	5,684
2016	19.873373	21.061378	5.98%	5,859
2015	24.061597	19.873373	-17.41%	7,029
2014	25.886663	24.061597	-7.05%	8,163
2013	26.142079	25.886663	-0.98%	1,011
2012	22.663475	26.142079	15.35%	1,359
2011	29.695013	22.663475	-23.68%	1,390
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.111699	12.660494	4.53%	0
2020	12.111699	12.660494	4.53%	0
2019	10.705593	12.111699	13.13%	0
2018	11.194157	10.705593	-4.36%	0
2017	10.634115	11.194157	5.27%	0
2016	9.447303	10.634115	12.56%	0
2015	9.837957	9.447303	-3.97%	0
2014*	10.000000	9.837957	-1.62%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	14.398855	15.060862	4.60%	16,354
2019	13.741659	14.398855	4.78%	15,519
2018	13.944552	13.741659	-1.45%	16,923
2017	13.853254	13.944552	0.66%	18,711
2016	13.945981	13.853254	-0.66%	23,654
2015	14.159404	13.945981	-1.51%	25,138
2014	13.732982	14.159404	3.11%	28,867
2013	14.516706	13.732982	-5.40%	33,766
2012	14.286616	14.516706	1.61%	36,826
2011	13.508826	14.286616	5.76%	40,191

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.480159	9.370196	-1.16%	6,665
2019	9.446488	9.480159	0.36%	4,211
2018	9.449933	9.446488	-0.04%	4,333
2017	9.543521	9.449933	-0.98%	37,844
2016	9.677921	9.543521	-1.39%	12,244
2015	9.815334	9.677921	-1.40%	41,848
2014	9.954692	9.815334	-1.40%	19,987
2013	10.096037	9.954692	-1.40%	23,155
2012	10.239776	10.096037	-1.40%	31,705
2011	10.384760	10.239776	-1.40%	50,881
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.373109	11.013911	6.18%	854
2019	8.847102	10.373109	17.25%	854
2018	10.532512	8.847102	-16.00%	854
2017	8.405777	10.532512	25.30%	854
2016	8.471120	8.405777	-0.77%	854
2015	8.877323	8.471120	-4.58%	854
2014	9.068653	8.877323	-2.11%	4,139
2013	7.823390	9.068653	15.92%	4,042
2012	6.886208	7.823390	13.61%	4,042
2011	7.759774	6.886208	-11.26%	6,980
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	25.986997	28.907174	11.24%	8,185
2019	21.300833	25.986997	22.00%	8,311
2018	23.703931	21.300833	-10.14%	10,998
2017	20.298596	23.703931	16.78%	11,145
2016	18.805558	20.298596	7.94%	11,286
2015	19.264859	18.805558	-2.38%	11,440
2014	18.610590	19.264859	3.52%	25,114
2013	14.833113	18.610590	25.47%	47,333
2012	12.979973	14.833113	14.28%	63,314
2011	13.702597	12.979973	-5.27%	64,375
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.633239	20.100537	7.87%	0
2019	16.384258	18.633239	13.73%	0
2018	17.465153	16.384258	-6.19%	0
2017	15.938376	17.465153	9.58%	693
2016	15.205699	15.938376	4.82%	0
2015	15.448431	15.205699	-1.57%	0
2014	14.980860	15.448431	3.12%	0
2013	13.395360	14.980860	11.84%	0
2012	12.420224	13.395360	7.85%	0
2011	12.485749	12.420224	-0.52%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.698946	24.981620	10.06%	0
2019	19.193874	22.698946	18.26%	0
2018	20.814777	19.193874	-7.79%	0
2017	18.386678	20.814777	13.21%	0
2016	17.307540	18.386678	6.24%	0
2015	17.647147	17.307540	-1.92%	0
2014	17.011103	17.647147	3.74%	0
2013	14.437980	17.011103	17.82%	0
2012	13.045391	14.437980	10.67%	0
2011	13.355194	13.045391	-2.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.490388	16.299172	5.22%	8,086
2019	14.343019	15.490388	8.00%	8,882
2018	14.814965	14.343019	-3.19%	12,944
2017	14.216846	14.814965	4.21%	23,127
2016	13.828551	14.216846	2.81%	24,709
2015	13.987863	13.828551	-1.14%	25,136
2014	13.655240	13.987863	2.44%	26,850
2013	13.210820	13.655240	3.36%	30,415
2012	12.739506	13.210820	3.70%	147,652
2011	12.552100	12.739506	1.49%	156,095
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.446937	23.334222	8.80%	99,303
2019	18.473343	21.446937	16.10%	103,968
2018	19.865472	18.473343	-7.01%	129,082
2017	17.840522	19.865472	11.35%	136,967
2016	16.886921	17.840522	5.65%	169,727
2015	17.184219	16.886921	-1.73%	239,104
2014	16.569705	17.184219	3.71%	247,276
2013	14.409074	16.569705	14.99%	305,932
2012	13.188229	14.409074	9.26%	347,378
2011	13.380493	13.188229	-1.44%	437,619
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.396489	27.020610	10.76%	35,858
2020	24.396489	27.020610	10.76%	35,858
2019	20.309657	24.396489	20.12%	51,059
2018	22.324601	20.309657	-9.03%	52,703
2017	19.404293	22.324601	15.05%	60,272
2016	18.140476	19.404293	6.97%	88,530
2015	18.533310	18.140476	-2.12%	108,951
2014	17.908721	18.533310	3.49%	135,071
2013	14.841720	17.908721	20.66%	150,289
2012	13.232155	14.841720	12.16%	168,953
2011	13.711235	13.232155	-3.49%	218,805

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.626027	19.935977	7.03%	47,100
2019	16.646075	18.626027	11.89%	48,286
2018	17.538249	16.646075	-5.09%	49,590
2017	16.286393	17.538249	7.69%	44,697
2016	15.625878	16.286393	4.23%	62,141
2015	15.852590	15.625878	-1.43%	62,061
2014	15.350166	15.852590	3.27%	70,868
2013	14.089420	15.350166	8.95%	72,456
2012	13.226543	14.089420	6.52%	90,069
2011	13.142866	13.226543	0.64%	124,123
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	23.033800	29.505759	28.10%	0
2019	17.939688	23.033800	28.40%	0
2018	18.826643	17.939688	-4.71%	0
2017	14.700723	18.826643	28.07%	0
2016	14.617971	14.700723	0.57%	0
2015	14.375625	14.617971	1.69%	0
2014	13.236456	14.375625	8.61%	0
2013	9.987316	13.236456	32.53%	0
2012	8.721738	9.987316	14.51%	0
2011	9.140787	8.721738	-4.58%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	39.746674	46.596300	17.23%	0
2019	29.292371	39.746674	35.69%	0
2018	30.093668	29.292371	-2.66%	0
2017	23.972218	30.093668	25.54%	0
2016	23.459513	23.972218	2.19%	0
2015	22.639583	23.459513	3.62%	0
2014	21.103926	22.639583	7.28%	0
2013	15.656863	21.103926	34.79%	0
2012	13.379633	15.656863	17.02%	0
2011	13.879239	13.379633	-3.60%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	38.699903	45.228164	16.87%	16,919
2019	28.579739	38.699903	35.41%	25,942
2018	29.441435	28.579739	-2.93%	26,787
2017	23.497754	29.441435	25.29%	36,020
2016	23.063749	23.497754	1.88%	39,067
2015	22.315087	23.063749	3.35%	42,911
2014	20.846950	22.315087	7.04%	51,783
2013	15.513617	20.846950	34.38%	58,405
2012	13.286735	15.513617	16.76%	77,229
2011	13.819814	13.286735	-3.86%	90,105

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	29.855895	29.848130	-0.03%	0
2019	23.902113	29.855895	24.91%	0
2018	26.779552	23.902113	-10.74%	0
2017	25.045400	26.779552	6.92%	0
2016	21.129292	25.045400	18.53%	0
2015	22.425420	21.129292	-5.78%	0
2014	20.136570	22.425420	11.37%	0
2013	15.510016	20.136570	29.83%	563
2012	13.745157	15.510016	12.84%	664
2011	13.872436	13.745157	-0.92%	737
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.800131	18.00%	15,994
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	37.195201	41.484321	11.53%	0
2019	30.022189	37.195201	23.89%	0
2018	34.362867	30.022189	-12.63%	0
2017	30.099864	34.362867	14.16%	0
2016	25.377185	30.099864	18.61%	0
2015	26.406729	25.377185	-3.90%	0
2014	24.475944	26.406729	7.89%	0
2013	18.657416	24.475944	31.19%	0
2012	16.108323	18.657416	15.82%	0
2011	16.763082	16.108323	-3.91%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	34.223051	38.074994	11.26%	1,226
2019	27.675592	34.223051	23.66%	1,308
2018	31.742685	27.675592	-12.81%	1,551
2017	27.853993	31.742685	13.96%	2,628
2016	23.537707	27.853993	18.34%	2,856
2015	24.552489	23.537707	-4.13%	3,261
2014	22.808248	24.552489	7.65%	7,731
2013	17.417743	22.808248	30.95%	9,600
2012	15.063409	17.417743	15.63%	9,848
2011	15.697284	15.063409	-4.04%	10,295
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.574868	22.004020	-2.53%	27
2019	18.486969	22.574868	22.11%	27
2018	21.591403	18.486969	-14.38%	27
2017	19.235158	21.591403	12.25%	222
2016	16.588905	19.235158	15.95%	222
2015	17.324375	16.588905	-4.25%	1,869
2014	15.014820	17.324375	15.38%	1,869
2013	11.223612	15.014820	33.78%	1,841
2012	9.784057	11.223612	14.71%	1,841
2011	10.158513	9.784057	-3.69%	1,841

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	24.549717	34.013241	38.55%	1,655
2019	18.391787	24.549717	33.48%	1,750
2018	20.324352	18.391787	-9.51%	1,818
2017	16.536422	20.324352	22.91%	3,095
2016	15.519949	16.536422	6.55%	3,211
2015	15.657397	15.519949	-0.88%	3,317
2014	15.486634	15.657397	1.10%	3,455
2013	10.910997	15.486634	41.94%	3,562
2012	9.785130	10.910997	11.51%	5,448
2011	10.009994	9.785130	-2.25%	5,657
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	29.662767	30.754424	3.68%	0
2019	25.280471	29.662767	17.33%	0
2018	30.876067	25.280471	-18.12%	0
2017	28.711049	30.876067	7.54%	0
2016	23.121527	28.711049	24.17%	0
2015	24.952634	23.121527	-7.34%	0
2014	23.646456	24.952634	5.52%	0
2013	17.081166	23.646456	38.44%	0
2012	14.383492	17.081166	18.76%	0
2011	15.366475	14.383492	-6.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	26.389962	27.308799	3.48%	497
2019	22.549849	26.389962	17.03%	541
2018	27.597529	22.549849	-18.29%	528
2017	25.735587	27.597529	7.23%	1,824
2016	20.777915	25.735587	23.86%	1,844
2015	22.487244	20.777915	-7.60%	1,906
2014	21.361396	22.487244	5.27%	2,053
2013	15.472039	21.361396	38.06%	2,327
2012	13.043708	15.472039	18.62%	3,263
2011	13.991537	13.043708	-6.77%	4,541
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	33.927589	41.042848	20.97%	0
2019	27.385438	33.927589	23.89%	0
2018	31.793403	27.385438	-13.86%	0
2017	28.411511	31.793403	11.90%	0
2016	23.457831	28.411511	21.12%	0
2015	24.186419	23.457831	-3.01%	0
2014	24.331514	24.186419	-0.60%	0
2013	17.512853	24.331514	38.94%	0
2012	15.378085	17.512853	13.88%	0
2011	16.514019	15.378085	-6.88%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	33.332085	40.212889	20.64%	1,262
2019	26.967968	33.332085	23.60%	2,277
2018	31.380384	26.967968	-14.06%	2,270
2017	28.113870	31.380384	11.62%	2,278
2016	23.266754	28.113870	20.83%	2,285
2015	24.052954	23.266754	-3.27%	2,524
2014	24.259614	24.052954	-0.85%	2,548
2013	17.505320	24.259614	38.58%	3,693
2012	15.408273	17.505320	13.61%	5,110
2011	16.589314	15.408273	-7.12%	5,526
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	20.747777	23.198741	11.81%	0
2019	16.428243	20.747777	26.29%	0
2018	17.541204	16.428243	-6.34%	0
2017	14.259000	17.541204	23.02%	0
2016	12.735992	14.259000	11.96%	0
2015	13.072769	12.735992	-2.58%	0
2014	12.442258	13.072769	5.07%	0
2013	8.791616	12.442258	41.52%	0
2012	7.631891	8.791616	15.20%	0
2011	8.761246	7.631891	-12.89%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	21.816091	24.384609	11.77%	0
2020	21.816091	24.384609	11.77%	0
2019	17.559138	21.816091	24.24%	0
2018	18.904587	17.559138	-7.12%	0
2017	16.162933	18.904587	16.96%	0
2016	14.886489	16.162933	8.57%	0
2015	15.146916	14.886489	-1.72%	0
2014	13.889330	15.146916	9.05%	0
2013	10.151205	13.889330	36.82%	0
2012	9.233874	10.151205	9.93%	0
2011	9.672275	9.233874	-4.53%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	21.588222	24.125034	11.75%	0
2019	17.370374	21.588222	24.28%	0
2018	18.718105	17.370374	-7.20%	0
2017	16.037967	18.718105	16.71%	0
2016	14.771788	16.037967	8.57%	0
2015	15.044481	14.771788	-1.81%	0
2014	13.807006	15.044481	8.96%	0
2013	10.106623	13.807006	36.61%	0
2012	9.202863	10.106623	9.82%	0
2011	9.648356	9.202863	-4.62%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	17.621656	16.385002	-7.02%	3,521
2019	13.700652	17.621656	28.62%	3,680
2018	14.483909	13.700652	-5.41%	3,848
2017	13.838839	14.483909	4.66%	7,278
2016	13.094951	13.838839	5.68%	12,220
2015	14.077732	13.094951	-6.98%	12,442
2014	11.101753	14.077732	26.81%	18,849
2013	10.963365	11.101753	1.26%	10,109
2012	9.620367	10.963365	13.96%	11,004
2011	9.192402	9.620367	4.66%	16,388
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.285966	32.86%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020*	10.000000	13.265299	32.65%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.629229	10.777223	1.39%	0
2019	10.356837	10.629229	2.63%	0
2018	10.419228	10.356837	-0.60%	0
2017	10.402485	10.419228	0.16%	0
2016	10.293303	10.402485	1.06%	0
2015	10.475188	10.293303	-1.74%	0
2014	10.571704	10.475188	-0.91%	2,943
2013	10.710524	10.571704	-1.30%	2,943
2012	10.493248	10.710524	2.07%	2,943
2011	10.505471	10.493248	-0.12%	2,943
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	23.010279	36.414313	58.25%	0
2019	17.054448	23.010279	34.92%	0
2018	18.609596	17.054448	-8.36%	0
2017	14.799759	18.609596	25.74%	0
2016	14.152330	14.799759	4.57%	0
2015	14.403078	14.152330	-1.74%	0
2014	14.083712	14.403078	2.27%	0
2013	10.305201	14.083712	36.67%	0
2012	9.116761	10.305201	13.04%	0
2011	9.676660	9.116761	-5.79%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	29.301340	34.542932	17.89%	0
2019	23.606737	29.301340	24.12%	0
2018	25.398106	23.606737	-7.05%	157
2017	21.749384	25.398106	16.78%	170
2016	20.077309	21.749384	8.33%	183
2015	20.457226	20.077309	-1.86%	195
2014	18.796293	20.457226	8.84%	209
2013	13.853638	18.796293	35.68%	222
2012	12.660703	13.853638	9.42%	418
2011	13.248211	12.660703	-4.43%	2,821
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.962797	12.571418	5.09%	0
2019	10.582112	11.962797	13.05%	0
2018	11.277369	10.582112	-6.17%	0
2017	10.418135	11.277369	8.25%	0
2016	9.332530	10.418135	11.63%	0
2015	9.694333	9.332530	-3.73%	0
2014*	10.000000	9.694333	-3.06%	6,416
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.969073	13.059811	9.11%	0
2019	11.353622	11.969073	5.42%	3,669
2018	12.004733	11.353622	-5.42%	3,669
2017	10.994491	12.004733	9.19%	3,669
2016	10.835564	10.994491	1.47%	3,669
2015	11.838901	10.835564	-8.47%	3,669
2014	11.970971	11.838901	-1.10%	3,669
2013	12.994281	11.970971	-7.88%	37,138
2012	12.523974	12.994281	3.76%	37,374
2011	11.715321	12.523974	6.90%	37,138
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.492347	11.658889	1.45%	321
2019	11.215454	11.492347	2.47%	321
2018	11.348665	11.215454	-1.17%	321
2017	11.367019	11.348665	-0.16%	321
2016	11.379469	11.367019	-0.11%	15,258
2015	11.516995	11.379469	-1.19%	15,258
2014	11.593767	11.516995	-0.66%	308
2013	11.785758	11.593767	-1.63%	1,535
2012	11.303572	11.785758	4.27%	2,499
2011	11.349250	11.303572	-0.40%	2,669
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	18.157980	24.834280	36.77%	0
2019	13.467484	18.157980	34.83%	0
2018	13.342238	13.467484	0.94%	0
2017	10.336711	13.342238	29.08%	5,170
2016*	10.000000	10.336711	3.37%	5,170

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	17.218141	19.030504	10.53%	0
2019	13.953003	17.218141	23.40%	0
2018	17.496525	13.953003	-20.25%	0
2017	14.018123	17.496525	24.81%	0
2016	14.574171	14.018123	-3.82%	0
2015	14.760424	14.574171	-1.26%	0
2014	16.058413	14.760424	-8.08%	0
2013	12.716662	16.058413	26.28%	0
2012	10.579086	12.716662	20.21%	0
2011	12.916379	10.579086	-18.10%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	13.058603	13.622880	4.32%	0
2019	10.156088	13.058603	28.58%	0
2018	11.256654	10.156088	-9.78%	0
2017*	10.000000	11.256654	12.57%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2020	26.827214	27.499859	2.51%	0
2019	21.899475	26.827214	22.50%	0
2018	27.740253	21.899475	-21.06%	0
2017	26.080090	27.740253	6.37%	0
2016	20.745648	26.080090	25.71%	0
2015	21.971626	20.745648	-5.58%	0
2014	21.543783	21.971626	1.99%	0
2013	15.650679	21.543783	37.65%	0
2012	13.510725	15.650679	15.84%	0
2011	14.381942	13.510725	-6.06%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.784237	6.777029	17.16%	0
2019	5.259156	5.784237	9.98%	0
2018	7.452477	5.259156	-29.43%	0
2017	7.709997	7.452477	-3.34%	0
2016	5.452194	7.709997	41.41%	0
2015	8.331203	5.452194	-34.56%	0
2014	10.476472	8.331203	-20.48%	11,851
2013	9.633425	10.476472	8.75%	0
2012*	10.000000	9.633425	-3.67%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.945845	6.983068	17.44%	0
2019	5.390471	5.945845	10.30%	4,401
2018	7.623113	5.390471	-29.29%	4,401
2017	7.864594	7.623113	-3.07%	4,401
2016	5.550022	7.864594	41.70%	4,571
2015	8.457846	5.550022	-34.38%	4,571
2014	10.603751	8.457846	-20.24%	4,571
2013	9.729424	10.603751	8.99%	4,571
2012*	10.000000	9.729424	-2.71%	5,541

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	36.381896	56.601960	55.58%	0
2019	29.559160	36.381896	23.08%	0
2018	29.593874	29.559160	-0.12%	0
2017	23.846531	29.593874	24.10%	0
2016	22.445413	23.846531	6.24%	0
2015	23.439797	22.445413	-4.24%	0
2014	24.227573	23.439797	-3.25%	9,807
2013	16.355805	24.227573	48.13%	0
2012	15.378152	16.355805	6.36%	0
2011	16.347518	15.378152	-5.93%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	27.055195	27.322168	0.99%	0
2019	22.209332	27.055195	21.82%	0
2018	23.937049	22.209332	-7.22%	809
2017	20.479557	23.937049	16.88%	813
2016	18.708897	20.479557	9.46%	813
2015	18.717132	18.708897	-0.04%	323
2014	17.378040	18.717132	7.71%	323
2013	13.101481	17.378040	32.64%	323
2012	11.339287	13.101481	15.54%	323
2011	10.847314	11.339287	4.54%	350
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	17.304081	17.430193	0.73%	0
2019	15.034454	17.304081	15.10%	0
2018	19.808521	15.034454	-24.10%	0
2017	16.067086	19.808521	23.29%	0
2016	16.434024	16.067086	-2.23%	0
2015	16.284763	16.434024	0.92%	0
2014	17.665724	16.284763	-7.82%	0
2013	14.605772	17.665724	20.95%	0
2012	12.978891	14.605772	12.53%	0
2011	16.347203	12.978891	-20.60%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	32.657023	43.495360	33.19%	0
2019	24.662415	32.657023	32.42%	0
2018	24.459230	24.662415	0.83%	328
2017	18.848172	24.459230	29.77%	328
2016	18.684824	18.848172	0.87%	328
2015	17.103190	18.684824	9.25%	0
2014	15.244937	17.103190	12.19%	0
2013	11.291444	15.244937	35.01%	0
2012	9.867109	11.291444	14.44%	130
2011	10.350744	9.867109	-5.15%	130
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	37.137901	37.716878	1.56%	100
2019	31.429185	37.137901	18.16%	100
2018	37.653603	31.429185	-16.53%	251
2017	33.855588	37.653603	11.22%	253
2016	27.527538	33.855588	22.99%	253
2015	29.619112	27.527538	-7.06%	256
2014	27.586956	29.619112	7.37%	256
2013	20.338306	27.586956	35.64%	256
2012	17.420759	20.338306	16.75%	256
2011	19.344482	17.420759	-9.94%	269

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.976454	21.384575	18.96%	0
2019	15.490530	17.976454	16.05%	0
2018	17.008811	15.490530	-8.93%	0
2017	15.177751	17.008811	12.06%	0
2016	14.835936	15.177751	2.30%	0
2015	15.206461	14.835936	-2.44%	0
2014	15.137710	15.206461	0.45%	0
2013	13.425066	15.137710	12.76%	0
2012	12.388328	13.425066	8.37%	0
2011	13.045088	12.388328	-5.03%	110
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.202321	14.031668	6.28%	0
2019	11.177299	13.202321	18.12%	0
2018	13.452907	11.177299	-16.92%	0
2017	11.865628	13.452907	13.38%	0
2016	10.450984	11.865628	13.54%	0
2015	10.878488	10.450984	-3.93%	0
2014*	10.000000	10.878488	8.78%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	37.561429	40.954418	9.03%	0
2019	31.186643	37.561429	20.44%	0
2018	34.768837	31.186643	-10.30%	0
2017	31.386030	34.768837	10.78%	0
2016	25.329867	31.386030	23.91%	0
2015	26.315604	25.329867	-3.75%	0
2014	25.401848	26.315604	3.60%	0
2013	18.317486	25.401848	38.68%	0
2012	16.059555	18.317486	14.06%	0
2011	16.204179	16.059555	-0.89%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	32.967395	38.340140	16.30%	0
2019	25.500383	32.967395	29.28%	0
2018	27.135531	25.500383	-6.03%	0
2017	22.654013	27.135531	19.78%	0
2016	20.577405	22.654013	10.09%	0
2015	20.651524	20.577405	-0.36%	0
2014	18.475176	20.651524	11.78%	0
2013	14.199209	18.475176	30.11%	0
2012	12.449346	14.199209	14.06%	0
2011	12.399323	12.449346	0.40%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	35.881217	41.624549	16.01%	0
2019	27.826586	35.881217	28.95%	0
2018	29.679124	27.826586	-6.24%	2,050
2017	24.844428	29.679124	19.46%	2,050
2016	22.620887	24.844428	9.83%	884
2015	22.756096	22.620887	-0.59%	884
2014	20.415612	22.756096	11.46%	884
2013	15.728960	20.415612	29.80%	3,460
2012	13.822047	15.728960	13.80%	4,732
2011	13.801361	13.822047	0.15%	5,095
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	27.756593	33.958618	22.34%	0
2019	20.962507	27.756593	32.41%	0
2018	22.252228	20.962507	-5.80%	0
2017	19.576817	22.252228	13.67%	0
2016	17.997139	19.576817	8.78%	0
2015	18.864617	17.997139	-4.60%	0
2014	16.872373	18.864617	11.81%	0
2013	12.743781	16.872373	32.40%	0
2012	11.548776	12.743781	10.35%	0
2011	11.613669	11.548776	-0.56%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.987714	11.044879	0.52%	0
2019	10.412308	10.987714	5.53%	0
2018	10.575440	10.412308	-1.54%	0
2017	10.373510	10.575440	1.95%	0
2016	9.661427	10.373510	7.37%	0
2015	9.901823	9.661427	-2.43%	0
2014*	10.000000	9.901823	-0.98%	0
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	26.781157	27.833689	3.93%	17
2019	23.810923	26.781157	12.47%	17
2018	25.021524	23.810923	-4.84%	18
2017	23.825046	25.021524	5.02%	18
2016	21.107949	23.825046	12.87%	18
2015	22.017959	21.107949	-4.13%	391
2014	21.813889	22.017959	0.94%	395
2013	20.739246	21.813889	5.18%	588
2012	18.411198	20.739246	12.64%	1,235
2011	17.804984	18.411198	3.40%	1,831
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.694096	10.613499	-0.75%	0
2019	9.049240	10.694096	18.18%	0
2018*	10.000000	9.049240	-9.51%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	16.623711	17.712827	6.55%	0
2019	15.412775	16.623711	7.86%	0
2018	15.734092	15.412775	-2.04%	0
2017	15.345676	15.734092	2.53%	0
2016	14.997313	15.345676	2.32%	0
2015	15.255122	14.997313	-1.69%	0
2014	14.913874	15.255122	2.29%	0
2013	14.978289	14.913874	-0.43%	0
2012	13.852460	14.978289	8.13%	0
2011	13.743415	13.852460	0.79%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	16.086605	17.099437	6.30%	0
2019	14.952278	16.086605	7.59%	0
2018	15.293309	14.952278	-2.23%	0
2017	14.956921	15.293309	2.25%	0
2016	14.658665	14.956921	2.03%	0
2015	14.939993	14.658665	-1.88%	0
2014	14.645351	14.939993	2.01%	0
2013	14.750127	14.645351	-0.71%	2,375
2012	13.675814	14.750127	7.86%	2,487
2011	13.605674	13.675814	0.52%	3,863
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ
2020	18.022664	20.808246	15.46%	0
2019	14.909776	18.022664	20.88%	0
2018	16.402229	14.909776	-9.10%	0
2017	14.021338	16.402229	16.98%	0
2016	13.901414	14.021338	0.86%	0
2015	14.110173	13.901414	-1.48%	0
2014	13.539232	14.110173	4.22%	0
2013	11.229846	13.539232	20.56%	0
2012	9.880222	11.229846	13.66%	0
2011	10.695323	9.880222	-7.62%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ
2020	16.239104	18.716294	15.25%	412
2019	13.451986	16.239104	20.72%	412
2018	14.819066	13.451986	-9.23%	412
2017	12.689930	14.819066	16.78%	412
2016	12.601918	12.689930	0.70%	659
2015	12.811002	12.601918	-1.63%	659
2014	12.315552	12.811002	4.02%	659
2013	10.235819	12.315552	20.32%	659
2012	9.023034	10.235819	13.44%	659
2011	9.787843	9.023034	-7.81%	659

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2020	19.383279	21.917604	13.07%	0
2019	16.645687	19.383279	16.45%	0
2018	17.863523	16.645687	-6.82%	0
2017	15.907927	17.863523	12.29%	0
2016	15.669769	15.907927	1.52%	0
2015	15.896300	15.669769	-1.43%	0
2014	15.262428	15.896300	4.15%	0
2013	13.404875	15.262428	13.86%	0
2012	12.099170	13.404875	10.79%	0
2011	12.615953	12.099170	-4.10%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	17.803819	20.096038	12.87%	340
2019	15.308361	17.803819	16.30%	349
2018	16.458947	15.308361	-6.99%	359
2017	14.682594	16.458947	12.10%	370
2016	14.486669	14.682594	1.35%	380
2015	14.708686	14.486669	-1.51%	391
2014	14.141862	14.708686	4.01%	403
2013	12.441476	14.141862	13.67%	414
2012	11.248640	12.441476	10.60%	426
2011	11.744517	11.248640	-4.22%	440
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2020	23.186924	27.951741	20.55%	0
2019	18.928173	23.186924	22.50%	0
2018	20.064711	18.928173	-5.66%	0
2017	17.513767	20.064711	14.57%	0
2016	16.583722	17.513767	5.61%	0
2015	16.742761	16.583722	-0.95%	0
2014	15.431850	16.742761	8.49%	0
2013	13.103746	15.431850	17.77%	0
2012	11.567370	13.103746	13.28%	0
2011	12.198135	11.567370	-5.17%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	23.534404	28.325220	20.36%	376
2019	19.240710	23.534404	22.32%	376
2018	20.432827	19.240710	-5.83%	376
2017	17.855019	20.432827	14.44%	376
2016	16.935110	17.855019	5.43%	376
2015	17.122590	16.935110	-1.09%	376
2014	15.792318	17.122590	8.42%	376
2013	13.434170	15.792318	17.55%	565
2012	11.872693	13.434170	13.15%	565
2011	12.526275	11.872693	-5.22%	565

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2020	22.452793	29.535102	31.54%	0
2019	17.531161	22.452793	28.07%	0
2018	18.721471	17.531161	-6.36%	0
2017	15.349082	18.721471	21.97%	0
2016	15.156532	15.349082	1.27%	0
2015	15.203646	15.156532	-0.31%	0
2014	13.912932	15.203646	9.28%	0
2013	10.201265	13.912932	36.38%	0
2012	8.443046	10.201265	20.82%	0
2011	8.803372	8.443046	-4.09%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	21.786966	28.630036	31.41%	0
2019	17.029054	21.786966	27.94%	0
2018	18.222856	17.029054	-6.55%	0
2017	14.971566	18.222856	21.72%	0
2016	14.797735	14.971566	1.17%	0
2015	14.863201	14.797735	-0.44%	0
2014	13.629086	14.863201	9.06%	0
2013	10.003036	13.629086	36.25%	0
2012	8.303240	10.003036	20.47%	0
2011	8.665010	8.303240	-4.18%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	23.272373	24.436146	5.00%	6,930
2019	18.546861	23.272373	25.48%	7,110
2018	20.547374	18.546861	-9.74%	7,293
2017	18.482249	20.547374	11.17%	7,477
2016	15.905826	18.482249	16.20%	7,662
2015	16.827900	15.905826	-5.48%	7,852
2014	15.716534	16.827900	7.07%	8,046
2013	12.457956	15.716534	26.16%	8,315
2012	10.787534	12.457956	15.48%	8,315
2011	10.852728	10.787534	-0.60%	8,315
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	24.613635	25.819011	4.90%	947
2019	19.649390	24.613635	25.26%	862
2018	21.801444	19.649390	-9.87%	871
2017	19.637160	21.801444	11.02%	853
2016	16.927543	19.637160	16.01%	1,020
2015	17.936851	16.927543	-5.63%	1,110
2014	16.778066	17.936851	6.91%	1,105
2013	13.318602	16.778066	25.97%	5,516
2012	11.545847	13.318602	15.35%	5,721
2011	11.639158	11.545847	-0.80%	7,167

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2020	11.568155	11.436895	-1.13%	0
2019	11.505540	11.568155	0.54%	0
2018	11.486721	11.505540	0.16%	0
2017	11.576586	11.486721	-0.78%	0
2016	11.722489	11.576586	-1.24%	0
2015	11.891625	11.722489	-1.42%	0
2014	12.065382	11.891625	-1.44%	0
2013	12.239351	12.065382	-1.42%	0
2012	12.403060	12.239351	-1.32%	0
2011	12.571318	12.403060	-1.34%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2020	22.908816	24.323072	6.17%	0
2019	17.889381	22.908816	28.06%	0
2018	19.965980	17.889381	-10.40%	0
2017	17.349021	19.965980	15.08%	0
2016	15.182737	17.349021	14.27%	0
2015	15.777020	15.182737	-3.77%	0
2014	14.502804	15.777020	8.79%	0
2013	11.026602	14.502804	31.53%	0
2012	9.450223	11.026602	16.68%	0
2011	9.440331	9.450223	0.10%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	22.869966	24.249922	6.03%	1,305
2019	17.895095	22.869966	27.80%	1,224
2018	19.998246	17.895095	-10.52%	1,225
2017	17.401022	19.998246	14.93%	1,259
2016	15.246089	17.401022	14.13%	1,246
2015	15.873355	15.246089	-3.95%	1,781
2014	14.612417	15.873355	8.63%	1,778
2013	11.127534	14.612417	31.32%	1,984
2012	9.549152	11.127534	16.53%	2,430
2011	9.559452	9.549152	-0.11%	2,740
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	26.210809	37.131978	41.67%	0
2019	19.820744	26.210809	32.24%	0
2018	20.169586	19.820744	-1.73%	0
2017	15.159242	20.169586	33.05%	0
2016	15.272687	15.159242	-0.74%	0
2015	14.476418	15.272687	5.50%	0
2014	13.211306	14.476418	9.58%	135
2013	9.842323	13.211306	34.23%	135
2012	8.719218	9.842323	12.88%	135
2011	8.834759	8.719218	-1.31%	135

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	19.887340	28.134526	41.47%	2,523
2019	15.062276	19.887340	32.03%	2,822
2018	15.351509	15.062276	-1.88%	3,690
2017	11.553989	15.351509	32.87%	3,008
2016	11.659400	11.553989	-0.90%	3,154
2015	11.066851	11.659400	5.35%	3,664
2014	10.115647	11.066851	9.40%	3,781
2013	7.547339	10.115647	34.03%	4,261
2012	6.694460	7.547339	12.74%	4,517
2011	6.794959	6.694460	-1.48%	4,517
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	16.898233	17.094329	1.16%	4,732
2019	14.920666	16.898233	13.25%	4,855
2018	15.706949	14.920666	-5.01%	4,980
2017	14.884899	15.706949	5.52%	5,106
2016	13.205359	14.884899	12.72%	5,232
2015	13.922570	13.205359	-5.15%	5,362
2014	13.977227	13.922570	-0.39%	5,494
2013	13.396004	13.977227	4.34%	5,678
2012	11.903731	13.396004	12.54%	5,678
2011	11.622186	11.903731	2.42%	5,678
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	17.831433	17.998727	0.94%	0
2019	15.765361	17.831433	13.11%	0
2018	16.600690	15.765361	-5.03%	0
2017	15.755040	16.600690	5.37%	0
2016	14.002217	15.755040	12.52%	0
2015	14.779587	14.002217	-5.26%	0
2014	14.862649	14.779587	-0.56%	0
2013	14.268296	14.862649	4.17%	268
2012	12.703834	14.268296	12.31%	1,214
2011	12.428479	12.703834	2.22%	1,938
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2020	36.804387	42.886354	16.53%	956
2019	28.432128	36.804387	29.45%	986
2018	30.209726	28.432128	-5.88%	1,007
2017	25.184472	30.209726	19.95%	1,030
2016	22.844633	25.184472	10.24%	1,036
2015	22.875524	22.844633	-0.14%	1,371
2014	20.438473	22.875524	11.92%	1,450
2013	15.682494	20.438473	30.33%	1,471
2012	13.728759	15.682494	14.23%	1,462
2011	13.651991	13.728759	0.56%	1,467

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2020	21.773805	23.474010	7.81%	0
2019	20.146684	21.773805	8.08%	0
2018	20.553798	20.146684	-1.98%	0
2017	20.011540	20.553798	2.71%	0
2016	19.385984	20.011540	3.23%	0
2015	19.789019	19.385984	-2.04%	0
2014	18.974390	19.789019	4.29%	0
2013	19.602028	18.974390	-3.20%	0
2012	18.783255	19.602028	4.36%	0
2011	17.756618	18.783255	5.78%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	70.363820	81.852525	16.33%	1,910
2019	57.884159	70.363820	21.56%	1,952
2018	68.815159	57.884159	-15.88%	1,994
2017	57.847944	68.815159	18.96%	2,037
2016	52.355114	57.847944	10.49%	2,079
2015	53.934396	52.355114	-2.93%	2,123
2014	51.534715	53.934396	4.66%	2,168
2013	38.432784	51.534715	34.09%	2,230
2012	33.986417	38.432784	13.08%	2,230
2011	38.625003	33.986417	-12.01%	2,590
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	42.977167	49.921595	16.16%	1,688
2019	35.405263	42.977167	21.39%	1,688
2018	42.156934	35.405263	-16.02%	1,868
2017	35.487369	42.156934	18.79%	2,159
2016	32.172102	35.487369	10.30%	2,414
2015	33.185999	32.172102	-3.06%	2,613
2014	31.758694	33.185999	4.49%	2,278
2013	23.718157	31.758694	33.90%	5,246
2012	21.008550	23.718157	12.90%	5,389
2011	23.912219	21.008550	-12.14%	9,118
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	17.604979	20.037918	13.82%	7,321
2019	13.991898	17.604979	25.82%	7,511
2018	16.682101	13.991898	-16.13%	7,704
2017	13.010255	16.682101	28.22%	7,899
2016	13.913764	13.010255	-6.49%	8,094
2015	13.642324	13.913764	1.99%	8,295
2014	15.073189	13.642324	-9.49%	2,864
2013	11.731282	15.073189	28.49%	2,960
2012	9.875667	11.731282	18.79%	2,960
2011	12.106477	9.875667	-18.43%	2,960

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	13.785727	15.669009	13.66%	0
2019	10.971331	13.785727	25.65%	0
2018	13.107286	10.971331	-16.30%	0
2017	10.231371	13.107286	28.11%	0
2016	10.958845	10.231371	-6.64%	0
2015	10.765216	10.958845	1.80%	0
2014	11.911941	10.765216	-9.63%	0
2013	9.285896	11.911941	28.28%	0
2012	7.827671	9.285896	18.63%	0
2011	9.608852	7.827671	-18.54%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2020	25.336720	26.524757	4.69%	0
2019	19.475912	25.336720	30.09%	0
2018	22.973198	19.475912	-15.22%	0
2017	20.175844	22.973198	13.86%	0
2016	18.295009	20.175844	10.28%	0
2015	18.717056	18.295009	-2.25%	0
2014	17.063322	18.717056	9.69%	0
2013	13.087873	17.063322	30.38%	0
2012	10.993956	13.087873	19.05%	0
2011	11.447255	10.993956	-3.96%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2020	24.639633	25.744333	4.48%	983
2019	18.958838	24.639633	29.96%	874
2018	22.393147	18.958838	-15.34%	877
2017	19.695751	22.393147	13.70%	833
2016	17.889920	19.695751	10.09%	807
2015	18.331538	17.889920	-2.41%	786
2014	16.741882	18.331538	9.50%	795
2013	12.852097	16.741882	30.27%	792
2012	10.818505	12.852097	18.80%	798
2011	11.279478	10.818505	-4.09%	832
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	30.749273	32.781844	6.61%	0
2019	23.234279	30.749273	32.34%	0
2018	28.521169	23.234279	-18.54%	0
2017	24.276023	28.521169	17.49%	0
2016	22.499568	24.276023	7.90%	0
2015	23.550040	22.499568	-4.46%	0
2014	22.397619	23.550040	5.15%	0
2013	17.422653	22.397619	28.55%	0
2012	13.909830	17.422653	25.25%	0
2011	15.484215	13.909830	-10.17%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	28.307584	30.134546	6.45%	872
2019	21.420049	28.307584	32.15%	883
2018	26.347432	21.420049	-18.70%	893
2017	22.449395	26.347432	17.36%	893
2016	20.845951	22.449395	7.69%	893
2015	21.849786	20.845951	-4.59%	893
2014	20.815552	21.849786	4.97%	1,387
2013	16.224463	20.815552	28.30%	1,497
2012	12.956945	16.224463	25.22%	1,713
2011	14.453487	12.956945	-10.35%	1,713
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.998860	16.517197	10.12%	0
2019	12.697849	14.998860	18.12%	0
2018	14.261841	12.697849	-10.97%	0
2017	12.923079	14.261841	10.36%	0
2016	11.585644	12.923079	11.54%	0
2015	12.534961	11.585644	-7.57%	923
2014	12.367168	12.534961	1.36%	923
2013	10.138969	12.367168	21.98%	0
2012	8.920699	10.138969	13.66%	0
2011	9.193434	8.920699	-2.97%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2020	33.768897	38.679755	14.54%	0
2019	26.442650	33.768897	27.71%	0
2018	28.199417	26.442650	-6.23%	0
2017	23.676726	28.199417	19.10%	0
2016	20.651992	23.676726	14.65%	0
2015	21.697000	20.651992	-4.82%	0
2014	20.197274	21.697000	7.43%	0
2013	15.758606	20.197274	28.17%	0
2012	14.255346	15.758606	10.55%	0
2011	13.608239	14.255346	4.76%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	17.392568	16.983380	-2.35%	0
2019	15.640621	17.392568	11.20%	0
2018	18.732344	15.640621	-16.50%	0
2017	16.242624	18.732344	15.33%	0
2016	15.332559	16.242624	5.94%	0
2015	16.605751	15.332559	-7.67%	0
2014	18.908691	16.605751	-12.18%	0
2013	15.564394	18.908691	21.49%	0
2012	13.317368	15.564394	16.87%	0
2011	15.089038	13.317368	-11.74%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	27.378344	38.313013	39.94%	88
2019	20.363434	27.378344	34.45%	98
2018	21.501238	20.363434	-5.29%	106
2017	17.174763	21.501238	25.19%	106
2016	17.082243	17.174763	0.54%	106
2015	16.547550	17.082243	3.23%	331
2014	15.523005	16.547550	6.60%	347
2013	11.267388	15.523005	37.77%	412
2012	10.082742	11.267388	11.75%	1,856
2011	10.929203	10.082742	-7.74%	1,860
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	26.355867	25.690930	-2.52%	55
2019	21.405034	26.355867	23.13%	55
2018	24.787263	21.405034	-13.65%	60
2017	21.391281	24.787263	15.88%	60
2016	18.553426	21.391281	15.30%	60
2015	20.069677	18.553426	-7.55%	310
2014	18.666234	20.069677	7.52%	322
2013	13.962680	18.666234	33.69%	3,431
2012	11.913916	13.962680	17.20%	3,548
2011	12.349186	11.913916	-3.52%	7,237
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	20.743434	23.274086	12.20%	0
2019	16.321258	20.743434	27.09%	0
2018	18.280324	16.321258	-10.72%	0
2017	16.389224	18.280324	11.54%	0
2016	15.081728	16.389224	8.67%	0
2015	16.240757	15.081728	-7.14%	0
2014	15.238366	16.240757	6.58%	0
2013	11.963322	15.238366	27.38%	0
2012	10.659928	11.963322	12.23%	0
2011	10.823287	10.659928	-1.51%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	20.059669	22.451677	11.92%	52
2019	15.819902	20.059669	26.80%	52
2018	17.760987	15.819902	-10.93%	394
2017	15.965678	17.760987	11.24%	399
2016	14.724628	15.965678	8.43%	399
2015	15.895454	14.724628	-7.37%	405
2014	14.955832	15.895454	6.28%	405
2013	11.770062	14.955832	27.07%	573
2012	10.512526	11.770062	11.96%	752
2011	10.698282	10.512526	-1.74%	781
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020*	10.000000	14.682745	46.83%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.647481	46.47%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	34.307036	43.153940	25.79%	0
2019	26.415062	34.307036	29.88%	0
2018	30.875467	26.415062	-14.45%	0
2017	22.923388	30.875467	34.69%	0
2016	23.240700	22.923388	-1.37%	0
2015	22.687832	23.240700	2.44%	0
2014	22.505774	22.687832	0.81%	0
2013	17.938356	22.505774	25.46%	0
2012	15.010822	17.938356	19.50%	0
2011	16.608150	15.010822	-9.62%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	32.822126	41.188826	25.49%	67
2019	25.335839	32.822126	29.55%	80
2018	29.686887	25.335839	-14.66%	329
2017	22.096794	29.686887	34.35%	332
2016	22.456297	22.096794	-1.60%	332
2015	21.979548	22.456297	2.17%	343
2014	21.853628	21.979548	0.58%	369
2013	17.461903	21.853628	25.15%	393
2012	14.650098	17.461903	19.19%	466
2011	16.250989	14.650098	-9.85%	486
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.034663	11.244463	1.90%	0
2019	10.105274	11.034663	9.20%	0
2018	10.726496	10.105274	-5.79%	0
2017	10.241493	10.726496	4.74%	0
2016	9.754510	10.241493	4.99%	0
2015	10.126965	9.754510	-3.68%	0
2014	9.992316	10.126965	1.35%	0
2013	10.152770	9.992316	-1.58%	0
2012*	10.000000	10.152770	1.53%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	19.600662	19.894381	1.50%	0
2019	17.981831	19.600662	9.00%	0
2018	19.115588	17.981831	-5.93%	254
2017	18.291882	19.115588	4.50%	257
2016	17.466036	18.291882	4.73%	257
2015	18.175949	17.466036	-3.91%	262
2014	17.995037	18.175949	1.01%	262
2013	18.327070	17.995037	-1.81%	1,242
2012	16.436114	18.327070	11.50%	3,181
2011	16.569768	16.436114	-0.81%	3,654

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	26.975445	30.236923	12.09%	0
2019	21.344812	26.975445	26.38%	0
2018	25.544871	21.344812	-16.44%	0
2017	21.119824	25.544871	20.95%	0
2016	21.580058	21.119824	-2.13%	0
2015	22.485792	21.580058	-4.03%	0
2014	22.796171	22.485792	-1.36%	0
2013	19.484475	22.796171	17.00%	0
2012	17.154878	19.484475	13.58%	118
2011	18.715437	17.154878	-8.34%	118
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	27.559011	30.878513	12.05%	3,074
2019	21.227397	27.559011	29.83%	3,150
2018	23.439505	21.227397	-9.44%	3,217
2017	20.391150	23.439505	14.95%	3,301
2016	18.589973	20.391150	9.69%	3,375
2015	18.295093	18.589973	1.61%	3,375
2014	16.815379	18.295093	8.80%	3,508
2013	12.981488	16.815379	29.53%	7,437
2012	11.296631	12.981488	14.91%	7,600
2011	11.498661	11.296631	-1.76%	8,228
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares - Q/NQ
2020	26.216668	28.225736	7.66%	0
2019	21.234828	26.216668	23.46%	0
2018	24.308247	21.234828	-12.64%	0
2017	21.462887	24.308247	13.26%	0
2016	19.198605	21.462887	11.79%	0
2015	20.298811	19.198605	-5.42%	0
2014	19.722934	20.298811	2.92%	0
2013	15.536308	19.722934	26.95%	0
2012	14.208851	15.536308	9.34%	0
2011	15.399704	14.208851	-7.73%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	38.615420	45.639506	18.19%	0
2019	30.982266	38.615420	24.64%	0
2018	35.060312	30.982266	-11.63%	0
2017	31.163100	35.060312	12.51%	0
2016	26.784816	31.163100	16.35%	0
2015	28.882791	26.784816	-7.26%	0
2014	26.183165	28.882791	10.31%	0
2013	18.840539	26.183165	38.97%	0
2012	16.203775	18.840539	16.27%	0
2011	16.813692	16.203775	-3.63%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	21.764773	25.660971	17.90%	0
2019	17.509224	21.764773	24.30%	0
2018	19.861482	17.509224	-11.84%	0
2017	17.691866	19.861482	12.26%	0
2016	15.255476	17.691866	15.97%	0
2015	16.484476	15.255476	-7.46%	0
2014	14.981036	16.484476	10.04%	0
2013	10.809982	14.981036	38.59%	0
2012	9.322159	10.809982	15.96%	0
2011	9.689944	9.322159	-3.80%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.952497	13.064910	19.29%	0
2019	8.685783	10.952497	26.10%	0
2018	10.956564	8.685783	-20.73%	0
2017	8.792185	10.956564	24.62%	0
2016	9.170213	8.792185	-4.12%	0
2015	9.024835	9.170213	1.61%	0
2014*	10.000000	9.024835	-9.75%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.741965	19.911223	12.23%	157
2019	14.783439	17.741965	20.01%	167
2018	15.865095	14.783439	-6.82%	177
2017	13.610745	15.865095	16.56%	189
2016	14.174492	13.610745	-3.98%	199
2015	15.692887	14.174492	-9.68%	211
2014	16.808830	15.692887	-6.64%	224
2013	13.630468	16.808830	23.32%	236
2012	11.605915	13.630468	17.44%	248
2011	12.690851	11.605915	-8.55%	263
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.425109	10.142913	-2.71%	0
2019	8.954055	10.425109	16.43%	0
2018	11.156957	8.954055	-19.74%	0
2017	8.856223	11.156957	25.98%	0
2016	7.440098	8.856223	19.03%	0
2015	9.443651	7.440098	-21.22%	0
2014*	10.000000	9.443651	-5.56%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	24.719174	33.159977	34.15%	78
2019	18.139340	24.719174	36.27%	85
2018	18.233858	18.139340	-0.52%	91
2017	14.605079	18.233858	24.85%	91
2016	14.165518	14.605079	3.10%	91
2015	13.763878	14.165518	2.92%	91
2014	12.865318	13.763878	6.98%	870
2013	9.513760	12.865318	35.23%	969
2012	8.292213	9.513760	14.73%	1,235
2011	8.966756	8.292213	-7.52%	1,235
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	34.169067	49.024030	43.47%	0
2019	24.542006	34.169067	39.23%	0
2018	25.340337	24.542006	-3.15%	0
2017	20.352741	25.340337	24.51%	0
2016	18.981257	20.352741	7.23%	0
2015	19.682893	18.981257	-3.56%	0
2014	21.590646	19.682893	-8.84%	0
2013	15.513662	21.590646	39.17%	0
2012	13.021271	15.513662	19.14%	0
2011	14.761619	13.021271	-11.79%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	31.940081	32.490627	1.72%	0
2019	25.025882	31.940081	27.63%	0
2018	28.330342	25.025882	-11.66%	0
2017	24.496233	28.330342	15.65%	0
2016	21.846137	24.496233	12.13%	0
2015	22.376565	21.846137	-2.37%	0
2014	20.603734	22.376565	8.60%	0
2013	15.418427	20.603734	33.63%	3,671
2012	13.501458	15.418427	14.20%	3,712
2011	13.763904	13.501458	-1.91%	4,126
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.981551	26.040142	18.46%	0
2019	17.751203	21.981551	23.83%	0
2018	19.954325	17.751203	-11.04%	0
2017	15.965235	19.954325	24.99%	1,335
2016	15.600223	15.965235	2.34%	2,224
2015	14.888759	15.600223	4.78%	1,562
2014	14.938609	14.888759	-0.33%	1,562
2013	11.876359	14.938609	25.78%	1,562
2012	10.395371	11.876359	14.25%	0
2011	10.738866	10.395371	-3.20%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.465770	21.033504	20.43%	88
2019	12.696738	17.465770	37.56%	88
2018	12.810833	12.696738	-0.89%	88
2017	10.147260	12.810833	26.25%	88
2016	9.727858	10.147260	4.31%	88
2015*	10.000000	9.727858	-2.72%	88
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	14.815516	15.702771	5.99%	0
2019	13.591356	14.815516	9.01%	0
2018	13.919176	13.591356	-2.36%	0
2017	13.337226	13.919176	4.36%	0
2016	12.783798	13.337226	4.33%	0
2015	13.080757	12.783798	-2.27%	0
2014	12.339666	13.080757	6.01%	0
2013	12.594289	12.339666	-2.02%	0
2012	11.704079	12.594289	7.61%	0
2011	11.267019	11.704079	3.88%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.431494	19.955491	48.57%	0
2019	10.259955	13.431494	30.91%	0
2018	12.494635	10.259955	-17.89%	0
2017	10.099017	12.494635	23.72%	0
2016	10.506912	10.099017	-3.88%	0
2015	10.731756	10.506912	-2.10%	0
2014	11.038913	10.731756	-2.78%	0
2013	9.251361	11.038913	19.32%	0
2012	8.126525	9.251361	13.84%	0
2011	9.123927	8.126525	-10.93%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.702165	21.745990	10.37%	0
2019	16.552084	19.702165	19.03%	0
2018	17.677165	16.552084	-6.36%	0
2017	15.490136	17.677165	14.12%	0
2016	14.419688	15.490136	7.42%	0
2015	14.489256	14.419688	-0.48%	0
2014	14.003595	14.489256	3.47%	0
2013	11.525811	14.003595	21.50%	0
2012	10.107259	11.525811	14.03%	0
2011	10.161246	10.107259	-0.53%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.317916	13.256840	7.62%	0
2019	11.468877	12.317916	7.40%	0
2018	11.764840	11.468877	-2.52%	0
2017	11.566002	11.764840	1.72%	0
2016	11.432700	11.566002	1.17%	0
2015	11.627776	11.432700	-1.68%	0
2014	11.239319	11.627776	3.46%	0
2013	11.705983	11.239319	-3.99%	0
2012	11.316569	11.705983	3.44%	0
2011	10.860962	11.316569	4.19%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	24.312364	31.131132	28.05%	0
2019	18.304096	24.312364	32.82%	0
2018	20.507272	18.304096	-10.74%	0
2017	15.888030	20.507272	29.07%	0
2016	16.091026	15.888030	-1.26%	0
2015	15.325057	16.091026	5.00%	0
2014	15.270238	15.325057	0.36%	0
2013	12.044977	15.270238	26.78%	0
2012	10.011409	12.044977	20.31%	0
2011	11.201198	10.011409	-10.62%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	26.155391	39.050252	49.30%	0
2019	20.370720	26.155391	28.40%	0
2018	20.808744	20.370720	-2.10%	0
2017	16.521486	20.808744	25.95%	0
2016	15.370732	16.521486	7.49%	0
2015	14.654992	15.370732	4.88%	0
2014	13.760579	14.654992	6.50%	0
2013	10.773015	13.760579	27.73%	0
2012	9.311508	10.773015	15.70%	0
2011	9.912974	9.311508	-6.07%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.848058	23.232760	11.44%	0
2019	16.834012	20.848058	23.84%	0
2018	17.464711	16.834012	-3.61%	0
2017	14.534040	17.464711	20.16%	0
2016	13.275404	14.534040	9.48%	0
2015	13.325917	13.275404	-0.38%	0
2014	12.267337	13.325917	8.63%	0
2013	9.361446	12.267337	31.04%	0
2012	8.114867	9.361446	15.36%	0
2011	8.422309	8.114867	-3.65%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	22.838863	24.770408	8.46%	0
2019	17.961926	22.838863	27.15%	0
2018	18.278398	17.961926	-1.73%	0
2017	15.423955	18.278398	18.51%	0
2016	14.079306	15.423955	9.55%	0
2015	14.192525	14.079306	-0.80%	0
2014	12.879449	14.192525	10.20%	0
2013	9.992256	12.879449	28.89%	0
2012	8.906327	9.992256	12.19%	0
2011	9.003057	8.906327	-1.07%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.675939	18.498180	10.93%	0
2019	13.650564	16.675939	22.16%	0
2018	15.520303	13.650564	-12.05%	0
2017	13.145362	15.520303	18.07%	0
2016	12.308780	13.145362	6.80%	0
2015	12.712857	12.308780	-3.18%	0
2014	12.344779	12.712857	2.98%	0
2013	9.674702	12.344779	27.60%	0
2012	8.452084	9.674702	14.47%	0
2011	9.160504	8.452084	-7.73%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.965089	16.175733	8.09%	0
2019	13.070544	14.965089	14.49%	0
2018	14.145726	13.070544	-7.60%	0
2017	12.809527	14.145726	10.43%	0
2016	12.249274	12.809527	4.57%	0
2015	12.562584	12.249274	-2.49%	0
2014	12.222184	12.562584	2.79%	0
2013	10.816580	12.222184	12.99%	0
2012	9.882961	10.816580	9.45%	0
2011	10.164795	9.882961	-2.77%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.116588	17.704174	9.85%	0
2019	13.600839	16.116588	18.50%	0
2018	15.028379	13.600839	-9.50%	0
2017	13.167642	15.028379	14.13%	0
2016	12.449340	13.167642	5.77%	0
2015	12.802625	12.449340	-2.76%	0
2014	12.408130	12.802625	3.18%	0
2013	10.384424	12.408130	19.49%	0
2012	9.272531	10.384424	11.99%	0
2011	9.744657	9.272531	-4.84%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.106634	13.897339	6.03%	0
2019	12.017177	13.106634	9.07%	0
2018	12.521162	12.017177	-4.03%	0
2017	11.945340	12.521162	4.82%	0
2016	11.586156	11.945340	3.10%	0
2015	11.843543	11.586156	-2.17%	0
2014	11.629777	11.843543	1.84%	0
2013	11.246134	11.629777	3.41%	0
2012	10.615941	11.246134	5.94%	0
2011	10.621908	10.615941	-0.06%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.591549	17.007996	9.08%	0
2019	13.391174	15.591549	16.43%	0
2018	14.625776	13.391174	-8.44%	0
2017	13.021378	14.625776	12.32%	0
2016	12.378242	13.021378	5.20%	0
2015	12.695698	12.378242	-2.50%	0
2014	12.319480	12.695698	3.05%	0
2013	10.611392	12.319480	16.10%	0
2012	9.582525	10.611392	10.74%	0
2011	9.955449	9.582525	-3.75%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.381547	18.123300	10.63%	0
2019	13.599300	16.381547	20.46%	0
2018	15.249774	13.599300	-10.82%	0
2017	13.105429	15.249774	16.36%	0
2016	12.359474	13.105429	6.04%	0
2015	12.733307	12.359474	-2.94%	0
2014	12.356965	12.733307	3.05%	0
2013	10.089362	12.356965	22.48%	0
2012	8.934917	10.089362	12.92%	0
2011	9.510405	8.934917	-6.05%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.439898	15.519122	7.47%	0
2019	12.819027	14.439898	12.64%	0
2018	13.659321	12.819027	-6.15%	0
2017	12.612883	13.659321	8.30%	0
2016	12.073793	12.612883	4.46%	0
2015	12.383340	12.073793	-2.50%	0
2014	12.072704	12.383340	2.57%	0
2013	11.012655	12.072704	9.63%	0
2012	10.155119	11.012655	8.44%	0
2011	10.332147	10.155119	-1.71%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.493607	16.059835	3.65%	0
2019	13.976399	15.493607	10.86%	0
2018	16.822612	13.976399	-16.92%	0
2017	13.909440	16.822612	20.94%	0
2016	13.957882	13.909440	-0.35%	0
2015	14.738512	13.957882	-5.30%	0
2014	16.281870	14.738512	-9.48%	0
2013	13.756990	16.281870	18.35%	0
2012	11.675592	13.756990	17.83%	0
2011	13.528212	11.675592	-13.69%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.746255	17.46%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.746767	17.47%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.694227	14.441989	5.46%	0
2019	12.755007	13.694227	7.36%	0
2018	12.998201	12.755007	-1.87%	0
2017	12.633454	12.998201	2.89%	0
2016	12.168285	12.633454	3.82%	0
2015	12.436907	12.168285	-2.16%	0
2014	12.012631	12.436907	3.53%	0
2013	12.426914	12.012631	-3.33%	0
2012	11.702783	12.426914	6.19%	0
2011	11.139841	11.702783	5.05%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	13.287195	13.981325	5.22%	0
2019	12.403867	13.287195	7.12%	0
2018	12.674570	12.403867	-2.14%	0
2017	12.344595	12.674570	2.67%	0
2016	11.928660	12.344595	3.49%	0
2015	12.211688	11.928660	-2.32%	0
2014	11.837497	12.211688	3.16%	0
2013	12.272909	11.837497	-3.55%	0
2012	11.586894	12.272909	5.92%	0
2011	11.066542	11.586894	4.70%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.172027	15.229119	7.46%	0
2019	13.121681	14.172027	8.00%	0
2018	13.512212	13.121681	-2.89%	0
2017	13.212765	13.512212	2.27%	0
2016	12.973832	13.212765	1.84%	0
2015	13.233168	12.973832	-1.96%	0
2014	12.802885	13.233168	3.36%	0
2013	13.262990	12.802885	-3.47%	0
2012	12.564292	13.262990	5.56%	0
2011	12.021646	12.564292	4.51%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	28.537867	31.779500	11.36%	52
2019	23.607166	28.537867	20.89%	58
2018	29.092975	23.607166	-18.86%	63
2017	20.903066	29.092975	39.18%	66
2016	19.733970	20.903066	5.92%	69
2015	23.904956	19.733970	-17.45%	72
2014	25.731194	23.904956	-7.10%	81
2013	25.998277	25.731194	-1.03%	36
2012	22.550261	25.998277	15.29%	54
2011	29.561646	22.550261	-23.72%	221
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.076846	12.617669	4.48%	0
2020	12.076846	12.617669	4.48%	0
2019	10.680190	12.076846	13.08%	0
2018	11.173295	10.680190	-4.41%	0
2017	10.619665	11.173295	5.21%	0
2016	9.439230	10.619665	12.51%	0
2015	9.834543	9.439230	-4.02%	0
2014*	10.000000	9.834543	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	14.268898	14.917366	4.54%	61
2019	13.624533	14.268898	4.73%	76
2018	13.832739	13.624533	-1.51%	90
2017	13.749139	13.832739	0.61%	90
2016	13.848180	13.749139	-0.72%	1,509
2015	14.067236	13.848180	-1.56%	3,756
2014	13.650507	14.067236	3.05%	3,826
2013	14.436853	13.650507	-5.45%	4,053
2012	14.215258	14.436853	1.56%	7,987
2011	13.448154	14.215258	5.70%	8,594

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.394407	9.280728	-1.21%	9,721
2019	9.365788	9.394407	0.31%	10,115
2018	9.373988	9.365788	-0.09%	10,520
2017	9.471617	9.373988	-1.03%	10,921
2016	9.609855	9.471617	-1.44%	11,429
2015	9.751249	9.609855	-1.45%	11,886
2014	9.894719	9.751249	-1.45%	13,330
2013	10.040301	9.894719	-1.45%	13,940
2012	10.188426	10.040301	-1.45%	14,393
2011	10.337909	10.188426	-1.45%	19,204
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.311902	10.943349	6.12%	140
2019	8.799357	10.311902	17.19%	149
2018	10.481013	8.799357	-16.04%	158
2017	8.368901	10.481013	25.24%	168
2016	8.438215	8.368901	-0.82%	177
2015	8.847344	8.438215	-4.62%	188
2014	9.042606	8.847344	-2.16%	199
2013	7.804871	9.042606	15.86%	210
2012	6.873392	7.804871	13.55%	221
2011	7.749265	6.873392	-11.30%	234
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	25.752315	28.631591	11.18%	1,913
2019	21.119188	25.752315	21.94%	2,139
2018	23.513793	21.119188	-10.18%	2,367
2017	20.145959	23.513793	16.72%	2,601
2016	18.673580	20.145959	7.88%	2,318
2015	19.139370	18.673580	-2.43%	2,944
2014	18.498753	19.139370	3.46%	3,881
2013	14.751455	18.498753	25.40%	6,939
2012	12.915082	14.751455	14.22%	21,294
2011	13.641011	12.915082	-5.32%	22,317
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.532701	19.981943	7.82%	0
2019	16.304116	18.532701	13.67%	0
2018	17.388594	16.304116	-6.24%	0
2017	15.876536	17.388594	9.52%	0
2016	15.154373	15.876536	4.77%	0
2015	15.404099	15.154373	-1.62%	0
2014	14.945458	15.404099	3.07%	0
2013	13.370475	14.945458	11.78%	0
2012	12.403452	13.370475	7.80%	0
2011	12.475188	12.403452	-0.58%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.576462	24.834226	10.00%	0
2019	19.099990	22.576462	18.20%	0
2018	20.723547	19.099990	-7.83%	0
2017	18.315344	20.723547	13.15%	0
2016	17.249119	18.315344	6.18%	0
2015	17.596506	17.249119	-1.97%	0
2014	16.970892	17.596506	3.69%	0
2013	14.411161	16.970892	17.76%	0
2012	13.027788	14.411161	10.62%	0
2011	13.343928	13.027788	-2.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.350594	16.143887	5.17%	19
2019	14.220777	15.350594	7.94%	23
2018	14.696187	14.220777	-3.23%	27
2017	14.109997	14.696187	4.15%	27
2016	13.731561	14.109997	2.76%	27
2015	13.896805	13.731561	-1.19%	27
2014	13.573230	13.896805	2.38%	36
2013	13.138136	13.573230	3.31%	69
2012	12.675861	13.138136	3.65%	102
2011	12.495712	12.675861	1.44%	102
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.253389	23.111919	8.74%	32,243
2019	18.315917	21.253389	16.04%	36,271
2018	19.706226	18.315917	-7.06%	42,572
2017	17.706458	19.706226	11.29%	42,592
2016	16.768498	17.706458	5.59%	41,539
2015	17.072373	16.768498	-1.78%	41,559
2014	16.470213	17.072373	3.66%	47,264
2013	14.329819	16.470213	14.94%	48,162
2012	13.122365	14.329819	9.20%	50,173
2011	13.320416	13.122365	-1.49%	52,338
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.176293	26.763149	10.70%	21,458
2020	24.176293	26.763149	10.70%	21,458
2019	20.136554	24.176293	20.06%	21,699
2018	22.145633	20.136554	-9.07%	21,715
2017	19.258473	22.145633	14.99%	21,734
2016	18.013252	19.258473	6.91%	21,752
2015	18.412675	18.013252	-2.17%	22,099
2014	17.801170	18.412675	3.44%	23,790
2013	14.760075	17.801170	20.60%	29,065
2012	13.166062	14.760075	12.11%	37,687
2011	13.649661	13.166062	-3.54%	45,492

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.457920	19.746030	6.98%	3,193
2019	16.504204	18.457920	11.84%	3,352
2018	17.397643	16.504204	-5.14%	3,591
2017	16.163991	17.397643	7.63%	3,841
2016	15.516277	16.163991	4.17%	4,096
2015	15.749397	15.516277	-1.48%	4,370
2014	15.257969	15.749397	3.22%	5,156
2013	14.011900	15.257969	8.89%	5,398
2012	13.160460	14.011900	6.47%	8,231
2011	13.083815	13.160460	0.59%	8,894
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	22.897883	29.316793	28.03%	0
2019	17.842864	22.897883	28.33%	0
2018	18.734589	17.842864	-4.76%	0
2017	14.636236	18.734589	28.00%	0
2016	14.561215	14.636236	0.52%	0
2015	14.327086	14.561215	1.63%	0
2014	13.198455	14.327086	8.55%	0
2013	9.963682	13.198455	32.47%	0
2012	8.705529	9.963682	14.45%	0
2011	9.128428	8.705529	-4.63%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	39.532230	46.321419	17.17%	0
2019	29.149103	39.532230	35.62%	0
2018	29.961774	29.149103	-2.71%	0
2017	23.879211	29.961774	25.47%	0
2016	23.380322	23.879211	2.13%	0
2015	22.574603	23.380322	3.57%	0
2014	21.054033	22.574603	7.22%	0
2013	15.627770	21.054033	34.72%	0
2012	13.361565	15.627770	16.96%	0
2011	13.867515	13.361565	-3.65%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	38.491196	44.961447	16.81%	10,764
2019	28.440017	38.491196	35.34%	10,919
2018	29.312460	28.440017	-2.98%	11,078
2017	23.406636	29.312460	25.23%	11,233
2016	22.985934	23.406636	1.83%	11,775
2015	22.251073	22.985934	3.30%	12,495
2014	20.797692	22.251073	6.99%	11,424
2013	15.484811	20.797692	34.31%	19,632
2012	13.268797	15.484811	16.70%	22,776
2011	13.808144	13.268797	-3.91%	25,289

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	29.694791	29.672018	-0.08%	0
2019	23.785200	29.694791	24.85%	0
2018	26.662176	23.785200	-10.79%	0
2017	24.948238	26.662176	6.87%	0
2016	21.057967	24.948238	18.47%	0
2015	22.361059	21.057967	-5.83%	0
2014	20.088980	22.361059	11.31%	0
2013	15.481203	20.088980	29.76%	0
2012	13.726600	15.481203	12.78%	0
2011	13.860721	13.726600	-0.97%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.798315	17.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	36.865000	41.095199	11.47%	0
2019	29.770758	36.865000	23.83%	0
2018	34.092480	29.770758	-12.68%	0
2017	29.878114	34.092480	14.11%	0
2016	25.202965	29.878114	18.55%	0
2015	26.238751	25.202965	-3.95%	0
2014	24.332599	26.238751	7.83%	0
2013	18.557551	24.332599	31.12%	0
2012	16.030243	18.557551	15.77%	0
2011	16.690283	16.030243	-3.95%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	33.917700	37.716145	11.20%	3,768
2019	27.442578	33.917700	23.60%	3,773
2018	31.491505	27.442578	-12.86%	3,777
2017	27.647550	31.491505	13.90%	3,777
2016	23.375072	27.647550	18.28%	3,777
2015	24.395203	23.375072	-4.18%	3,777
2014	22.673633	24.395203	7.59%	2,399
2013	17.323713	22.673633	30.88%	2,433
2012	14.989698	17.323713	15.57%	2,468
2011	15.628378	14.989698	-4.09%	2,468
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.441635	21.863051	-2.58%	0
2019	18.387180	22.441635	22.05%	0
2018	21.485837	18.387180	-14.42%	0
2017	19.150786	21.485837	12.19%	0
2016	16.524481	19.150786	15.89%	0
2015	17.265856	16.524481	-4.29%	0
2014	14.971705	17.265856	15.32%	0
2013	11.197061	14.971705	33.71%	0
2012	9.765885	11.197061	14.65%	0
2011	10.144778	9.765885	-3.73%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	24.328106	33.689135	38.48%	0
2019	18.235010	24.328106	33.41%	0
2018	20.161394	18.235010	-9.55%	0
2017	16.412131	20.161394	22.84%	0
2016	15.411095	16.412131	6.50%	0
2015	15.555470	15.411095	-0.93%	0
2014	15.393622	15.555470	1.05%	0
2013	10.850968	15.393622	41.86%	0
2012	9.736237	10.850968	11.45%	0
2011	9.965012	9.736237	-2.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	29.399504	30.466022	3.63%	0
2019	25.068811	29.399504	17.28%	0
2018	30.633200	25.068811	-18.16%	0
2017	28.499627	30.633200	7.49%	0
2016	22.962878	28.499627	24.11%	0
2015	24.793992	22.962878	-7.39%	0
2014	23.508037	24.793992	5.47%	0
2013	16.989785	23.508037	38.37%	0
2012	14.313818	16.989785	18.69%	0
2011	15.299779	14.313818	-6.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	26.154429	27.051349	3.43%	22
2019	22.359931	26.154429	16.97%	28
2018	27.379077	22.359931	-18.33%	33
2017	25.544788	27.379077	7.18%	33
2016	20.634289	25.544788	23.80%	33
2015	22.343157	20.634289	-7.65%	146
2014	21.235287	22.343157	5.22%	155
2013	15.388488	21.235287	37.99%	195
2012	12.979865	15.388488	18.56%	235
2011	13.930122	12.979865	-6.82%	235
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	33.626459	40.657936	20.91%	0
2019	27.156137	33.626459	23.83%	0
2018	31.543300	27.156137	-13.91%	0
2017	28.202265	31.543300	11.85%	0
2016	23.296848	28.202265	21.06%	0
2015	24.032635	23.296848	-3.06%	0
2014	24.189088	24.032635	-0.65%	0
2013	17.419166	24.189088	38.86%	0
2012	15.303593	17.419166	13.82%	0
2011	16.442343	15.303593	-6.93%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	33.031112	39.829586	20.58%	0
2019	26.738011	33.031112	23.54%	0
2018	31.128688	26.738011	-14.10%	0
2017	27.902489	31.128688	11.56%	0
2016	23.103502	27.902489	20.77%	0
2015	23.896319	23.103502	-3.32%	104
2014	24.113865	23.896319	-0.90%	104
2013	17.408971	24.113865	38.51%	104
2012	15.331257	17.408971	13.55%	104
2011	16.514752	15.331257	-7.17%	1,351
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	20.625366	23.050180	11.76%	0
2019	16.339608	20.625366	26.23%	0
2018	17.455465	16.339608	-6.39%	0
2017	14.196479	17.455465	22.96%	0
2016	12.686570	14.196479	11.90%	0
2015	13.028631	12.686570	-2.63%	0
2014	12.406544	13.028631	5.01%	0
2013	8.770819	12.406544	41.45%	0
2012	7.617701	8.770819	15.14%	0
2011	8.749384	7.617701	-12.93%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	21.687385	24.228458	11.72%	0
2020	21.687385	24.228458	11.72%	0
2019	17.464397	21.687385	24.18%	0
2018	18.812185	17.464397	-7.16%	0
2017	16.092054	18.812185	16.90%	0
2016	14.828702	16.092054	8.52%	0
2015	15.095767	14.828702	-1.77%	0
2014	13.849454	15.095767	9.00%	0
2013	10.127191	13.849454	36.76%	0
2012	9.216719	10.127191	9.88%	0
2011	9.659198	9.216719	-4.58%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	21.460780	23.970447	11.69%	0
2019	17.276588	21.460780	24.22%	0
2018	18.626539	17.276588	-7.25%	0
2017	15.967582	18.626539	16.65%	0
2016	14.714403	15.967582	8.52%	0
2015	14.993639	14.714403	-1.86%	0
2014	13.767337	14.993639	8.91%	0
2013	10.082697	13.767337	36.54%	0
2012	9.185752	10.082697	9.76%	0
2011	9.635296	9.185752	-4.67%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	17.517604	16.279984	-7.07%	0
2019	13.626658	17.517604	28.55%	0
2018	14.413036	13.626658	-5.46%	0
2017	13.778080	14.413036	4.61%	0
2016	13.044057	13.778080	5.63%	0
2015	14.030150	13.044057	-7.03%	0
2014	11.069837	14.030150	26.74%	0
2013	10.937391	11.069837	1.21%	0
2012	9.602457	10.937391	13.90%	40
2011	9.179933	9.602457	4.60%	40
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.281501	32.82%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020*	10.000000	13.260822	32.61%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.566517	10.708205	1.34%	0
2019	10.300951	10.566517	2.58%	0
2018	10.368299	10.300951	-0.65%	0
2017	10.356876	10.368299	0.11%	0
2016	10.253358	10.356876	1.01%	0
2015	10.439831	10.253358	-1.79%	0
2014	10.541370	10.439831	-0.96%	0
2013	10.685207	10.541370	-1.35%	0
2012	10.473767	10.685207	2.02%	0
2011	10.491270	10.473767	-0.17%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	22.874494	36.181087	58.17%	0
2019	16.962413	22.874494	34.85%	0
2018	18.518632	16.962413	-8.40%	0
2017	14.734864	18.518632	25.68%	0
2016	14.097397	14.734864	4.52%	0
2015	14.354444	14.097397	-1.79%	0
2014	14.043276	14.354444	2.22%	0
2013	10.280814	14.043276	36.60%	0
2012	9.099807	10.280814	12.98%	0
2011	9.663566	9.099807	-5.83%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	29.069494	34.252232	17.83%	0
2019	23.431834	29.069494	24.06%	0
2018	25.222803	23.431834	-7.10%	0
2017	21.610188	25.222803	16.72%	0
2016	19.958901	21.610188	8.27%	0
2015	20.346904	19.958901	-1.91%	0
2014	18.704398	20.346904	8.78%	0
2013	13.792890	18.704398	35.61%	0
2012	12.611608	13.792890	9.37%	0
2011	13.203521	12.611608	-4.48%	167
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.928403	12.528921	5.03%	0
2019	10.557049	11.928403	12.99%	0
2018	11.256410	10.557049	-6.21%	0
2017	10.404033	11.256410	8.19%	0
2016	9.324614	10.404033	11.58%	0
2015	9.691023	9.324614	-3.78%	0
2014*	10.000000	9.691023	-3.09%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.904464	12.982727	9.06%	0
2019	11.298061	11.904464	5.37%	0
2018	11.952089	11.298061	-5.47%	0
2017	10.951813	11.952089	9.13%	0
2016	10.798964	10.951813	1.42%	0
2015	11.804902	10.798964	-8.52%	0
2014	11.942651	11.804902	-1.15%	0
2013	12.970120	11.942651	-7.92%	0
2012	12.507049	12.970120	3.70%	0
2011	11.705408	12.507049	6.85%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.430333	11.590096	1.40%	0
2019	11.160590	11.430333	2.42%	0
2018	11.298917	11.160590	-1.22%	0
2017	11.322921	11.298917	-0.21%	0
2016	11.341066	11.322921	-0.16%	0
2015	11.483946	11.341066	-1.24%	0
2014	11.566363	11.483946	-0.71%	0
2013	11.763864	11.566363	-1.68%	0
2012	11.288307	11.763864	4.21%	0
2011	11.339656	11.288307	-0.45%	120
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	18.126159	24.778199	36.70%	0
2019	13.450693	18.126159	34.76%	0
2018	13.332417	13.450693	0.89%	0
2017	10.334309	13.332417	29.01%	0
2016*	10.000000	10.334309	3.34%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	17.065239	18.851937	10.47%	0
2019	13.836115	17.065239	23.34%	0
2018	17.358822	13.836115	-20.29%	0
2017	13.914831	17.358822	24.75%	0
2016	14.474107	13.914831	-3.86%	0
2015	14.666525	14.474107	-1.31%	0
2014	15.964361	14.666525	-8.13%	0
2013	12.648588	15.964361	26.21%	0
2012	10.527809	12.648588	20.14%	0
2011	12.860293	10.527809	-18.14%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	13.040941	13.597562	4.27%	0
2019	10.147490	13.040941	28.51%	0
2018	11.252862	10.147490	-9.82%	2,368
2017*	10.000000	11.252862	12.53%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2020	26.589017	27.241855	2.46%	0
2019	21.716028	26.589017	22.44%	0
2018	27.521942	21.716028	-21.10%	0
2017	25.887929	27.521942	6.31%	0
2016	20.603198	25.887929	25.65%	0
2015	21.831829	20.603198	-5.63%	0
2014	21.417574	21.831829	1.93%	0
2013	15.566888	21.417574	37.58%	0
2012	13.445230	15.566888	15.78%	0
2011	14.319484	13.445230	-6.11%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.761818	6.747334	17.10%	0
2019	5.241414	5.761818	9.93%	0
2018	7.431137	5.241414	-29.47%	0
2017	7.691794	7.431137	-3.39%	0
2016	5.442068	7.691794	41.34%	0
2015	8.319944	5.442068	-34.59%	0
2014	10.467627	8.319944	-20.52%	0
2013	9.630168	10.467627	8.70%	0
2012*	10.000000	9.630168	-3.70%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.922741	6.952403	17.38%	0
2019	5.372260	5.922741	10.25%	0
2018	7.601236	5.372260	-29.32%	0
2017	7.845986	7.601236	-3.12%	0
2016	5.539691	7.845986	41.63%	0
2015	8.446390	5.539691	-34.41%	600
2014	10.594781	8.446390	-20.28%	600
2013	9.726121	10.594781	8.93%	600
2012*	10.000000	9.726121	-2.74%	600

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	36.185603	56.268062	55.50%	0
2019	29.414596	36.185603	23.02%	0
2018	29.464180	29.414596	-0.17%	0
2017	23.754025	29.464180	24.04%	0
2016	22.369647	23.754025	6.19%	0
2015	23.372530	22.369647	-4.29%	0
2014	24.170308	23.372530	-3.30%	0
2013	16.325413	24.170308	48.05%	0
2012	15.357395	16.325413	6.30%	0
2011	16.333716	15.357395	-5.98%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	26.810801	27.061625	0.94%	138
2019	22.019891	26.810801	21.76%	134
2018	23.744993	22.019891	-7.27%	130
2017	20.325530	23.744993	16.82%	125
2016	18.577592	20.325530	9.41%	211
2015	18.595211	18.577592	-0.09%	285
2014	17.273606	18.595211	7.65%	279
2013	13.029355	17.273606	32.57%	273
2012	11.282588	13.029355	15.48%	266
2011	10.798537	11.282588	4.48%	257
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	17.147809	17.264034	0.68%	0
2019	14.906230	17.147809	15.04%	0
2018	19.649615	14.906230	-24.14%	0
2017	15.946259	19.649615	23.22%	0
2016	16.318694	15.946259	-2.28%	0
2015	16.178688	16.318694	0.87%	0
2014	17.559582	16.178688	-7.86%	0
2013	14.525373	17.559582	20.89%	0
2012	12.914015	14.525373	12.48%	0
2011	16.273747	12.914015	-20.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	32.362039	43.080630	33.12%	151
2019	24.452055	32.362039	32.35%	148
2018	24.262992	24.452055	0.78%	145
2017	18.706410	24.262992	29.70%	141
2016	18.553669	18.706410	0.82%	181
2015	16.991758	18.553669	9.19%	219
2014	15.153308	16.991758	12.13%	213
2013	11.229263	15.153308	34.94%	206
2012	9.817769	11.229263	14.38%	198
2011	10.304200	9.817769	-5.19%	188
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	36.802415	37.357193	1.51%	24
2019	31.161070	36.802415	18.10%	26
2018	37.351461	31.161070	-16.57%	28
2017	33.600902	37.351461	11.16%	30
2016	27.334289	33.600902	22.93%	133
2015	29.426117	27.334289	-7.11%	252
2014	27.421113	29.426117	7.31%	254
2013	20.226298	27.421113	35.57%	331
2012	17.333634	20.226298	16.69%	332
2011	19.257497	17.333634	-9.99%	708

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.879455	21.258393	18.90%	0
2019	15.414754	17.879455	15.99%	0
2018	16.934247	15.414754	-8.97%	0
2017	15.118854	16.934247	12.01%	0
2016	14.785838	15.118854	2.25%	0
2015	15.162806	14.785838	-2.49%	925
2014	15.101908	15.162806	0.40%	925
2013	13.400106	15.101908	12.70%	925
2012	12.371587	13.400106	8.31%	925
2011	13.034055	12.371587	-5.08%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.164430	13.984301	6.23%	0
2019	11.150874	13.164430	18.06%	0
2018	13.427947	11.150874	-16.96%	0
2017	11.849602	13.427947	13.32%	0
2016	10.442149	11.849602	13.48%	0
2015	10.874804	10.442149	-3.98%	0
2014*	10.000000	10.874804	8.75%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	37.227805	40.570061	8.98%	0
2019	30.925332	37.227805	20.38%	0
2018	34.495130	30.925332	-10.35%	0
2017	31.154719	34.495130	10.72%	0
2016	25.155901	31.154719	23.85%	0
2015	26.148135	25.155901	-3.79%	0
2014	25.252999	26.148135	3.54%	0
2013	18.219394	25.252999	38.61%	0
2012	15.981683	18.219394	14.00%	0
2011	16.133767	15.981683	-0.94%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	32.674594	37.980352	16.24%	293
2019	25.286726	32.674594	29.22%	293
2018	26.921925	25.286726	-6.07%	293
2017	22.487057	26.921925	19.72%	293
2016	20.436087	22.487057	10.04%	293
2015	20.520121	20.436087	-0.41%	1,674
2014	18.366946	20.520121	11.72%	1,674
2013	14.123195	18.366946	30.05%	1,674
2012	12.389009	14.123195	14.00%	2,291
2011	12.345481	12.389009	0.35%	2,291

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	35.578961	41.252996	15.95%	0
2019	27.606177	35.578961	28.88%	0
2018	29.459082	27.606177	-6.29%	0
2017	24.672710	29.459082	19.40%	0
2016	22.475901	24.672710	9.77%	0
2015	22.621725	22.475901	-0.64%	0
2014	20.305359	22.621725	11.41%	0
2013	15.651958	20.305359	29.73%	0
2012	13.761372	15.651958	13.74%	0
2011	13.747726	13.761372	0.10%	0
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	27.510050	33.639914	22.28%	0
2019	20.786848	27.510050	32.34%	0
2018	22.077040	20.786848	-5.84%	0
2017	19.432517	22.077040	13.61%	0
2016	17.873524	19.432517	8.72%	0
2015	18.744552	17.873524	-4.65%	0
2014	16.773491	18.744552	11.75%	0
2013	12.675525	16.773491	32.33%	0
2012	11.492762	12.675525	10.29%	0
2011	11.563207	11.492762	-0.61%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.956136	11.007550	0.47%	0
2019	10.387654	10.956136	5.47%	0
2018	10.555785	10.387654	-1.59%	0
2017	10.359467	10.555785	1.90%	0
2016	9.653232	10.359467	7.32%	0
2015	9.898447	9.653232	-2.48%	0
2014*	10.000000	9.898447	-1.02%	0
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	26.539296	27.568321	3.88%	0
2019	23.607859	26.539296	12.42%	0
2018	24.820790	23.607859	-4.89%	0
2017	23.645879	24.820790	4.97%	0
2016	20.959821	23.645879	12.82%	34
2015	21.874559	20.959821	-4.18%	957
2014	21.682823	21.874559	0.88%	1,175
2013	20.625102	21.682823	5.13%	1,199
2012	18.319189	20.625102	12.59%	1,223
2011	17.724969	18.319189	3.35%	2,782
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.686646	10.600734	-0.80%	0
2019	9.047528	10.686646	18.12%	0
2018*	10.000000	9.047528	-9.52%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	16.476123	17.546664	6.50%	0
2019	15.283686	16.476123	7.80%	0
2018	15.610275	15.283686	-2.09%	0
2017	15.232622	15.610275	2.48%	1,648
2016	14.894363	15.232622	2.27%	1,490
2015	15.158086	14.894363	-1.74%	3,590
2014	14.826522	15.158086	2.24%	3,452
2013	14.898115	14.826522	-0.48%	5,354
2012	13.785332	14.898115	8.07%	3,041
2011	13.683731	13.785332	0.74%	2,963
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	15.942994	16.938193	6.24%	0
2019	14.826314	15.942994	7.53%	0
2018	15.172206	14.826314	-2.28%	0
2017	14.845993	15.172206	2.20%	0
2016	14.557321	14.845993	1.98%	0
2015	14.844231	14.557321	-1.93%	0
2014	14.558855	14.844231	1.96%	2,379
2013	14.670458	14.558855	-0.76%	2,597
2012	13.608868	14.670458	7.80%	3,108
2011	13.545933	13.608868	0.46%	5,327
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ
2020	17.834595	20.580663	15.40%	0
2019	14.761676	17.834595	20.82%	0
2018	16.247603	14.761676	-9.15%	0
2017	13.896182	16.247603	16.92%	0
2016	13.784301	13.896182	0.81%	0
2015	13.998415	13.784301	-1.53%	0
2014	13.438805	13.998415	4.16%	0
2013	11.152208	13.438805	20.50%	0
2012	9.816907	11.152208	13.60%	0
2011	10.632162	9.816907	-7.67%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ
2020	16.077859	18.521051	15.20%	0
2019	13.325166	16.077859	20.66%	0
2018	14.686853	13.325166	-9.27%	0
2017	12.583086	14.686853	16.72%	0
2016	12.502143	12.583086	0.65%	0
2015	12.716027	12.502143	-1.68%	0
2014	12.230454	12.716027	3.97%	0
2013	10.170246	12.230454	20.26%	0
2012	8.969793	10.170246	13.38%	0
2011	9.735013	8.969793	-7.86%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2020	19.181044	21.677929	13.02%	0
2019	16.480370	19.181044	16.39%	0
2018	17.695141	16.480370	-6.86%	0
2017	15.765954	17.695141	12.24%	0
2016	15.537785	15.765954	1.47%	0
2015	15.770398	15.537785	-1.47%	0
2014	15.149234	15.770398	4.10%	0
2013	13.312222	15.149234	13.80%	0
2012	12.021656	13.312222	10.74%	0
2011	12.541477	12.021656	-4.14%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	17.626994	19.886369	12.82%	0
2019	15.164006	17.626994	16.24%	0
2018	16.312077	15.164006	-7.04%	0
2017	14.558945	16.312077	12.04%	0
2016	14.371952	14.558945	1.30%	0
2015	14.599614	14.371952	-1.56%	0
2014	14.044127	14.599614	3.96%	0
2013	12.361766	14.044127	13.61%	1,848
2012	11.182253	12.361766	10.55%	1,848
2011	11.681111	11.182253	-4.27%	1,848
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2020	22.945028	27.646109	20.49%	0
2019	18.740220	22.945028	22.44%	0
2018	19.875612	18.740220	-5.71%	0
2017	17.357490	19.875612	14.51%	0
2016	16.444053	17.357490	5.55%	0
2015	16.610188	16.444053	-1.00%	0
2014	15.317430	16.610188	8.44%	0
2013	13.013183	15.317430	17.71%	0
2012	11.493279	13.013183	13.22%	0
2011	12.126145	11.493279	-5.22%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	23.300653	28.029658	20.30%	0
2019	19.059269	23.300653	22.25%	0
2018	20.250481	19.059269	-5.88%	0
2017	17.704631	20.250481	14.38%	0
2016	16.800962	17.704631	5.38%	0
2015	16.995583	16.800962	-1.15%	0
2014	15.683141	16.995583	8.37%	0
2013	13.348048	15.683141	17.49%	1,443
2012	11.802572	13.348048	13.09%	1,443
2011	12.458592	11.802572	-5.27%	1,443

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2020	22.234588	29.233230	31.48%	0
2019	17.369598	22.234588	28.01%	0
2018	18.558420	17.369598	-6.41%	0
2017	15.223092	18.558420	21.91%	0
2016	15.039730	15.223092	1.22%	0
2015	15.094144	15.039730	-0.36%	0
2014	13.819730	15.094144	9.22%	0
2013	10.138065	13.819730	36.32%	0
2012	8.394996	10.138065	20.76%	0
2011	8.757710	8.394996	-4.14%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	21.575184	28.337351	31.34%	1,716
2019	16.872077	21.575184	27.88%	1,716
2018	18.064091	16.872077	-6.60%	1,716
2017	14.848634	18.064091	21.65%	1,716
2016	14.683666	14.848634	1.12%	1,716
2015	14.756128	14.683666	-0.49%	1,716
2014	13.537766	14.756128	9.00%	1,716
2013	9.941055	13.537766	36.18%	1,716
2012	8.255976	9.941055	20.41%	1,716
2011	8.620047	8.255976	-4.22%	2,111
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	23.029543	24.168914	4.95%	327
2019	18.362655	23.029543	25.42%	327
2018	20.353707	18.362655	-9.78%	327
2017	18.317312	20.353707	11.12%	1,382
2016	15.771851	18.317312	16.14%	1,412
2015	16.694633	15.771851	-5.53%	2,483
2014	15.599982	16.694633	7.02%	2,437
2013	12.371836	15.599982	26.09%	4,021
2012	10.718410	12.371836	15.43%	4,053
2011	10.788643	10.718410	-0.65%	4,216
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	24.369297	25.549744	4.84%	1,223
2019	19.464190	24.369297	25.20%	1,223
2018	21.606987	19.464190	-9.92%	1,223
2017	19.471850	21.606987	10.97%	1,223
2016	16.793539	19.471850	15.95%	1,223
2015	17.803893	16.793539	-5.67%	1,223
2014	16.662143	17.803893	6.85%	1,670
2013	13.233298	16.662143	25.91%	3,278
2012	11.477738	13.233298	15.30%	3,278
2011	11.576360	11.477738	-0.85%	4,594

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2020	11.438741	11.303206	-1.18%	0
2019	11.382607	11.438741	0.49%	0
2018	11.369779	11.382607	0.11%	0
2017	11.464539	11.369779	-0.83%	0
2016	11.614898	11.464539	-1.29%	0
2015	11.788463	11.614898	-1.47%	0
2014	11.966784	11.788463	-1.49%	0
2013	12.145490	11.966784	-1.47%	0
2012	12.314213	12.145490	-1.37%	0
2011	12.487593	12.314213	-1.39%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2020	22.669844	24.057132	6.12%	0
2019	17.711760	22.669844	27.99%	0
2018	19.777835	17.711760	-10.45%	0
2017	17.194238	19.777835	15.03%	0
2016	15.054897	17.194238	14.21%	0
2015	15.652120	15.054897	-3.82%	0
2014	14.395291	15.652120	8.73%	0
2013	10.950420	14.395291	31.46%	0
2012	9.389709	10.950420	16.62%	0
2011	9.384634	9.389709	0.05%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	22.642782	23.996844	5.98%	0
2019	17.726319	22.642782	27.74%	0
2018	19.819750	17.726319	-10.56%	0
2017	17.254443	19.819750	14.87%	0
2016	15.125314	17.254443	14.08%	0
2015	15.755615	15.125314	-4.00%	0
2014	14.511388	15.755615	8.57%	0
2013	11.056201	14.511388	31.25%	12
2012	9.492765	11.056201	16.47%	28
2011	9.507826	9.492765	-0.16%	25
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	25.937438	36.726088	41.59%	93
2019	19.623973	25.937438	32.17%	215
2018	19.979551	19.623973	-1.78%	1,971
2017	15.024010	19.979551	32.98%	2,272
2016	15.144101	15.024010	-0.79%	2,272
2015	14.361835	15.144101	5.45%	2,272
2014	13.113381	14.361835	9.52%	3,024
2013	9.774321	13.113381	34.16%	3,024
2012	8.663373	9.774321	12.82%	3,024
2011	8.782630	8.663373	-1.36%	4,359

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	19.689864	27.841044	41.40%	0
2019	14.920280	19.689864	31.97%	0
2018	15.214553	14.920280	-1.93%	0
2017	11.456690	15.214553	32.80%	0
2016	11.567062	11.456690	-0.95%	4,329
2015	10.984780	11.567062	5.30%	4,862
2014	10.045723	10.984780	9.35%	5,969
2013	7.498972	10.045723	33.96%	6,537
2012	6.654934	7.498972	12.68%	578
2011	6.758255	6.654934	-1.53%	681
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	16.721976	16.907441	1.11%	128
2019	14.772532	16.721976	13.20%	296
2018	15.558954	14.772532	-5.05%	1,947
2017	14.752106	15.558954	5.47%	2,362
2016	13.094179	14.752106	12.66%	2,362
2015	13.812368	13.094179	-5.20%	2,362
2014	13.873635	13.812368	-0.44%	3,398
2013	13.303464	13.873635	4.29%	3,398
2012	11.827511	13.303464	12.48%	3,398
2011	11.553615	11.827511	2.37%	3,398
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	17.654314	17.810901	0.89%	528
2019	15.616679	17.654314	13.05%	528
2018	16.452532	15.616679	-5.08%	528
2017	15.622335	16.452532	5.31%	528
2016	13.891296	15.622335	12.46%	574
2015	14.669960	13.891296	-5.31%	619
2014	14.759892	14.669960	-0.61%	619
2013	14.176836	14.759892	4.11%	1,865
2012	12.628822	14.176836	12.26%	1,871
2011	12.361354	12.628822	2.16%	2,378
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2020	36.392806	42.385254	16.47%	74
2019	28.128433	36.392806	29.38%	171
2018	29.902311	28.128433	-5.93%	1,571
2017	24.940799	29.902311	19.89%	1,811
2016	22.635054	24.940799	10.19%	1,811
2015	22.677176	22.635054	-0.19%	1,811
2014	20.271538	22.677176	11.87%	2,408
2013	15.562290	20.271538	30.26%	2,408
2012	13.630456	15.562290	14.17%	2,408
2011	13.561097	13.630456	0.51%	3,518

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2020	21.530384	23.199814	7.75%	0
2019	19.931566	21.530384	8.02%	0
2018	20.344716	19.931566	-2.03%	0
2017	19.818002	20.344716	2.66%	0
2016	19.208216	19.818002	3.17%	0
2015	19.617511	19.208216	-2.09%	353
2014	18.819489	19.617511	4.24%	353
2013	19.451863	18.819489	-3.25%	353
2012	18.648844	19.451863	4.31%	353
2011	17.638478	18.648844	5.73%	181
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	69.629889	80.957654	16.27%	0
2019	57.309473	69.629889	21.50%	0
2018	68.166761	57.309473	-15.93%	0
2017	57.331863	68.166761	18.90%	0
2016	51.914295	57.331863	10.44%	0
2015	53.507434	51.914295	-2.98%	0
2014	51.152719	53.507434	4.60%	0
2013	38.167246	51.152719	34.02%	0
2012	33.768772	38.167246	13.03%	0
2011	38.397112	33.768772	-12.05%	368
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	42.550378	49.400769	16.10%	872
2019	35.071456	42.550378	21.32%	878
2018	41.780810	35.071456	-16.06%	1,343
2017	35.188533	41.780810	18.73%	1,384
2016	31.917341	35.188533	10.25%	1,513
2015	32.939931	31.917341	-3.10%	1,968
2014	31.539219	32.939931	4.44%	2,076
2013	23.566189	31.539219	33.83%	2,840
2012	20.884553	23.566189	12.84%	5,056
2011	23.783145	20.884553	-12.19%	6,196
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	17.421305	19.818809	13.76%	0
2019	13.852933	17.421305	25.76%	0
2018	16.524854	13.852933	-16.17%	0
2017	12.894128	16.524854	28.16%	0
2016	13.796548	12.894128	-6.54%	0
2015	13.534256	13.796548	1.94%	0
2014	14.961375	13.534256	-9.54%	0
2013	11.650156	14.961375	28.42%	0
2012	9.812367	11.650156	18.73%	0
2011	12.035000	9.812367	-18.47%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	13.648720	15.505429	13.60%	1,078
2019	10.867817	13.648720	25.59%	1,078
2018	12.990250	10.867817	-16.34%	1,694
2017	10.145149	12.990250	28.04%	1,740
2016	10.871998	10.145149	-6.69%	1,776
2015	10.685331	10.871998	1.75%	1,819
2014	11.829550	10.685331	-9.67%	1,078
2013	9.226347	11.829550	28.21%	1,499
2012	7.781426	9.226347	18.57%	1,499
2011	9.556932	7.781426	-18.58%	1,833
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2020	25.098797	26.262347	4.64%	0
2019	19.302804	25.098797	30.03%	0
2018	22.780645	19.302804	-15.27%	0
2017	20.016848	22.780645	13.81%	0
2016	18.160038	20.016848	10.22%	0
2015	18.588410	18.160038	-2.30%	0
2014	16.954641	18.588410	9.64%	0
2013	13.011110	16.954641	30.31%	0
2012	10.935017	13.011110	18.99%	0
2011	11.391671	10.935017	-4.01%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2020	24.408319	25.489718	4.43%	0
2019	18.790393	24.408319	29.90%	0
2018	22.205534	18.790393	-15.38%	0
2017	19.540623	22.205534	13.64%	0
2016	17.758005	19.540623	10.04%	0
2015	18.205608	17.758005	-2.46%	0
2014	16.635321	18.205608	9.44%	0
2013	12.776762	16.635321	30.20%	0
2012	10.760559	12.776762	18.74%	0
2011	11.224740	10.760559	-4.14%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	30.476212	32.474254	6.56%	0
2019	23.039632	30.476212	32.28%	0
2018	28.296674	23.039632	-18.58%	0
2017	24.097123	28.296674	17.43%	0
2016	22.345069	24.097123	7.84%	0
2015	23.400208	22.345069	-4.51%	0
2014	22.266407	23.400208	5.09%	0
2013	17.329366	22.266407	28.49%	0
2012	13.842390	17.329366	25.19%	0
2011	15.416952	13.842390	-10.21%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	28.054860	29.850345	6.40%	95
2019	21.239593	28.054860	32.09%	115
2018	26.138820	21.239593	-18.74%	121
2017	22.282908	26.138820	17.30%	132
2016	20.701830	22.282908	7.64%	144
2015	21.709746	20.701830	-4.64%	141
2014	20.692626	21.709746	4.92%	148
2013	16.136835	20.692626	28.23%	158
2012	12.893522	16.136835	25.15%	168
2011	14.390031	12.893522	-10.40%	237
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.910328	16.411371	10.07%	0
2019	12.629296	14.910328	18.06%	0
2018	14.192095	12.629296	-11.01%	0
2017	12.866376	14.192095	10.30%	0
2016	11.540652	12.866376	11.49%	0
2015	12.492611	11.540652	-7.62%	0
2014	12.331646	12.492611	1.31%	0
2013	10.114985	12.331646	21.91%	0
2012	8.904117	10.114985	13.60%	0
2011	9.181002	8.904117	-3.02%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2020	33.468911	38.316701	14.48%	0
2019	26.221040	33.468911	27.64%	0
2018	27.977373	26.221040	-6.28%	0
2017	23.502176	27.977373	19.04%	0
2016	20.510119	23.502176	14.59%	0
2015	21.558892	20.510119	-4.86%	1,347
2014	20.078909	21.558892	7.37%	1,347
2013	15.674191	20.078909	28.10%	1,347
2012	14.186199	15.674191	10.49%	1,906
2011	13.549096	14.186199	4.70%	1,906
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	17.238087	16.823986	-2.40%	0
2019	15.509573	17.238087	11.14%	0
2018	18.584884	15.509573	-16.55%	0
2017	16.122913	18.584884	15.27%	0
2016	15.227258	16.122913	5.88%	0
2015	16.500074	15.227258	-7.71%	0
2014	18.797907	16.500074	-12.22%	0
2013	15.481045	18.797907	21.43%	0
2012	13.252792	15.481045	16.81%	0
2011	15.023484	13.252792	-11.79%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	27.130927	37.947548	39.87%	0
2019	20.189648	27.130927	34.38%	0
2018	21.328636	20.189648	-5.34%	0
2017	17.045504	21.328636	25.13%	0
2016	16.962246	17.045504	0.49%	0
2015	16.439655	16.962246	3.18%	0
2014	15.429622	16.439655	6.55%	0
2013	11.205286	15.429622	37.70%	0
2012	10.032279	11.205286	11.69%	0
2011	10.880014	10.032279	-7.79%	476
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	26.117812	25.445957	-2.57%	0
2019	21.222455	26.117812	23.07%	0
2018	24.588392	21.222455	-13.69%	0
2017	21.230394	24.588392	15.82%	0
2016	18.423201	21.230394	15.24%	0
2015	19.938934	18.423201	-7.60%	0
2014	18.554057	19.938934	7.46%	0
2013	13.885822	18.554057	33.62%	0
2012	11.854355	13.885822	17.14%	0
2011	12.293673	11.854355	-3.57%	542
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	20.599952	23.101368	12.14%	0
2019	16.216595	20.599952	27.03%	0
2018	18.172364	16.216595	-10.76%	0
2017	16.300694	18.172364	11.48%	0
2016	15.007849	16.300694	8.61%	0
2015	16.169410	15.007849	-7.18%	0
2014	15.179131	16.169410	6.52%	0
2013	11.922860	15.179131	27.31%	0
2012	10.629277	11.922860	12.17%	0
2011	10.797642	10.629277	-1.56%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	19.920871	22.285024	11.87%	0
2019	15.718409	19.920871	26.74%	0
2018	17.656055	15.718409	-10.97%	0
2017	15.879378	17.656055	11.19%	0
2016	14.652451	15.879378	8.37%	0
2015	15.825578	14.652451	-7.41%	0
2014	14.897646	15.825578	6.23%	0
2013	11.730221	14.897646	27.00%	0
2012	10.482275	11.730221	11.91%	0
2011	10.672905	10.482275	-1.79%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020*	10.000000	14.677774	46.78%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.642517	46.43%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	34.002312	42.748943	25.72%	0
2019	26.193724	34.002312	29.81%	0
2018	30.632408	26.193724	-14.49%	0
2017	22.754430	30.632408	34.62%	524
2016	23.081092	22.754430	-1.42%	619
2015	22.543471	23.081092	2.38%	700
2014	22.373917	22.543471	0.76%	734
2013	17.842300	22.373917	25.40%	0
2012	14.938032	17.842300	19.44%	0
2011	16.535990	14.938032	-9.66%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	32.525593	40.796005	25.43%	0
2019	25.119682	32.525593	29.48%	0
2018	29.448658	25.119682	-14.70%	0
2017	21.930551	29.448658	34.28%	0
2016	22.298624	21.930551	-1.65%	0
2015	21.836305	22.298624	2.12%	0
2014	21.722232	21.836305	0.53%	250
2013	17.365710	21.722232	25.09%	0
2012	14.576807	17.365710	19.13%	0
2011	16.177896	14.576807	-9.90%	445
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.994536	11.197903	1.85%	0
2019	10.073643	10.994536	9.14%	0
2018	10.698376	10.073643	-5.84%	0
2017	10.219806	10.698376	4.68%	0
2016	9.738777	10.219806	4.94%	0
2015	10.115757	9.738777	-3.73%	2,243
2014	9.986329	10.115757	1.30%	2,243
2013	10.151842	9.986329	-1.63%	2,243
2012*	10.000000	10.151842	1.52%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	19.423697	19.704751	1.45%	411
2019	17.828526	19.423697	8.95%	421
2018	18.962288	17.828526	-5.98%	438
2017	18.154372	18.962288	4.45%	440
2016	17.343493	18.154372	4.68%	432
2015	18.057581	17.343493	-3.95%	439
2014	17.886920	18.057581	0.95%	1,480
2013	18.226195	17.886920	-1.86%	1,538
2012	16.353960	18.226195	11.45%	1,662
2011	16.495291	16.353960	-0.86%	1,445

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	26.731870	29.948702	12.03%	0
2019	21.162817	26.731870	26.32%	0
2018	25.340011	21.162817	-16.48%	0
2017	20.961053	25.340011	20.89%	0
2016	21.428663	20.961053	-2.18%	0
2015	22.339388	21.428663	-4.08%	0
2014	22.659241	22.339388	-1.41%	0
2013	19.377261	22.659241	16.94%	0
2012	17.069167	19.377261	13.52%	0
2011	18.631362	17.069167	-8.38%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	27.310040	30.584025	11.99%	0
2019	21.046298	27.310040	29.76%	0
2018	23.251403	21.046298	-9.48%	0
2017	20.237749	23.251403	14.89%	8
2016	18.459467	20.237749	9.63%	41
2015	18.175883	18.459467	1.56%	78
2014	16.714286	18.175883	8.74%	601
2013	12.909994	16.714286	29.47%	994
2012	11.240133	12.909994	14.86%	990
2011	11.446954	11.240133	-1.81%	1,868
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares - Q/NQ
2020	25.983822	27.960849	7.61%	0
2019	21.056912	25.983822	23.40%	0
2018	24.116884	21.056912	-12.69%	0
2017	21.304703	24.116884	13.20%	0
2016	19.066769	21.304703	11.74%	0
2015	20.169656	19.066769	-5.47%	0
2014	19.607391	20.169656	2.87%	0
2013	15.453127	19.607391	26.88%	0
2012	14.139978	15.453127	9.29%	0
2011	15.332823	14.139978	-7.78%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	38.272518	45.211289	18.13%	0
2019	30.722730	38.272518	24.57%	0
2018	34.784384	30.722730	-11.68%	0
2017	30.933489	34.784384	12.45%	0
2016	26.600920	30.933489	16.29%	0
2015	28.699057	26.600920	-7.31%	0
2014	26.029816	28.699057	10.25%	0
2013	18.739691	26.029816	38.90%	0
2012	16.125242	18.739691	16.21%	0
2011	16.740686	16.125242	-3.68%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	21.614286	25.470612	17.84%	0
2019	17.396980	21.614286	24.24%	0
2018	19.744233	17.396980	-11.89%	0
2017	17.596324	19.744233	12.21%	0
2016	15.180770	17.596324	15.91%	8
2015	16.412084	15.180770	-7.50%	10
2014	14.922812	16.412084	9.98%	10
2013	10.773425	14.922812	38.52%	10
2012	9.295360	10.773425	15.90%	10
2011	9.666996	9.295360	-3.84%	10
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.921061	13.020803	19.23%	0
2019	8.665246	10.921061	26.03%	0
2018	10.936231	8.665246	-20.77%	0
2017	8.780309	10.936231	24.55%	0
2016	9.162447	8.780309	-4.17%	0
2015	9.021770	9.162447	1.56%	0
2014*	10.000000	9.021770	-9.78%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.646171	19.793670	12.17%	464
2019	14.711081	17.646171	19.95%	464
2018	15.795509	14.711081	-6.87%	464
2017	13.557910	15.795509	16.50%	464
2016	14.126617	13.557910	-4.03%	464
2015	15.647829	14.126617	-9.72%	464
2014	16.769076	15.647829	-6.69%	464
2013	13.605136	16.769076	23.26%	4,725
2012	11.590239	13.605136	17.38%	4,682
2011	12.680130	11.590239	-8.60%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.395146	10.108629	-2.76%	0
2019	8.932843	10.395146	16.37%	0
2018	11.136228	8.932843	-19.79%	0
2017	8.844238	11.136228	25.92%	0
2016	7.433785	8.844238	18.97%	0
2015	9.440439	7.433785	-21.26%	0
2014*	10.000000	9.440439	-5.60%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	24.495900	32.843794	34.08%	0
2019	17.984622	24.495900	36.20%	0
2018	18.087564	17.984622	-0.57%	0
2017	14.495231	18.087564	24.78%	0
2016	14.066100	14.495231	3.05%	97
2015	13.674202	14.066100	2.87%	193
2014	12.787986	13.674202	6.93%	193
2013	9.461383	12.787986	35.16%	193
2012	8.250751	9.461383	14.67%	193
2011	8.926446	8.250751	-7.57%	193
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	33.860348	48.556496	43.40%	0
2019	24.332599	33.860348	39.16%	0
2018	25.136963	24.332599	-3.20%	0
2017	20.199625	25.136963	24.44%	0
2016	18.848003	20.199625	7.17%	45
2015	19.554637	18.848003	-3.61%	90
2014	21.460865	19.554637	-8.88%	90
2013	15.428230	21.460865	39.10%	90
2012	12.956155	15.428230	19.08%	90
2011	14.695233	12.956155	-11.83%	330
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	31.651705	32.180936	1.67%	83
2019	24.812507	31.651705	27.56%	102
2018	28.103151	24.812507	-11.71%	111
2017	24.312078	28.103151	15.59%	123
2016	21.692881	24.312078	12.07%	206
2015	22.230868	21.692881	-2.42%	798
2014	20.479960	22.230868	8.55%	809
2013	15.333575	20.479960	33.56%	833
2012	13.433967	15.333575	14.14%	848
2011	13.702045	13.433967	-1.96%	825
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.874053	25.899662	18.40%	0
2019	17.673368	21.874053	23.77%	0
2018	19.876965	17.673368	-11.09%	0
2017	15.911391	19.876965	24.92%	0
2016	15.555483	15.911391	2.29%	0
2015	14.853591	15.555483	4.73%	0
2014	14.910887	14.853591	-0.38%	0
2013	11.860324	14.910887	25.72%	0
2012	10.386610	11.860324	14.19%	0
2011	10.735263	10.386610	-3.25%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.423556	20.972027	20.37%	0
2019	12.672487	17.423556	37.49%	0
2018	12.792889	12.672487	-0.94%	0
2017	10.138175	12.792889	26.19%	0
2016	9.724070	10.138175	4.26%	0
2015*	10.000000	9.724070	-2.76%	1,023
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	14.690769	15.562658	5.93%	174
2019	13.483770	14.690769	8.95%	198
2018	13.816046	13.483770	-2.41%	240
2017	13.245104	13.816046	4.31%	229
2016	12.701917	13.245104	4.28%	209
2015	13.003569	12.701917	-2.32%	231
2014	12.273072	13.003569	5.95%	477
2013	12.532676	12.273072	-2.07%	455
2012	11.652746	12.532676	7.55%	440
2011	11.223266	11.652746	3.83%	453
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.352209	19.827640	48.50%	0
2019	10.204565	13.352209	30.85%	0
2018	12.433532	10.204565	-17.93%	0
2017	10.054717	12.433532	23.66%	0
2016	10.466118	10.054717	-3.93%	0
2015	10.695524	10.466118	-2.14%	0
2014	11.007230	10.695524	-2.83%	0
2013	9.229482	11.007230	19.26%	0
2012	8.111439	9.229482	13.78%	0
2011	9.111599	8.111439	-10.98%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.565963	21.584686	10.32%	0
2019	16.445997	19.565963	18.97%	0
2018	17.572831	16.445997	-6.41%	0
2017	15.406496	17.572831	14.06%	0
2016	14.349082	15.406496	7.37%	0
2015	14.425632	14.349082	-0.53%	735
2014	13.949176	14.425632	3.42%	735
2013	11.486841	13.949176	21.44%	3,273
2012	10.078216	11.486841	13.98%	3,273
2011	10.137186	10.078216	-0.58%	735

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.232788	13.158547	7.57%	1,751
2019	11.395394	12.232788	7.35%	1,751
2018	11.695426	11.395394	-2.57%	1,751
2017	11.503572	11.695426	1.67%	1,751
2016	11.376737	11.503572	1.11%	1,751
2015	11.576733	11.376737	-1.73%	3,972
2014	11.195652	11.576733	3.40%	3,972
2013	11.666419	11.195652	-4.04%	6,375
2012	11.284076	11.666419	3.39%	6,375
2011	10.835256	11.284076	4.14%	4,623
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	24.144363	30.900329	27.98%	0
2019	18.186832	24.144363	32.76%	0
2018	20.386306	18.186832	-10.79%	0
2017	15.802297	20.386306	29.01%	0
2016	16.012287	15.802297	-1.31%	0
2015	15.257817	16.012287	4.94%	1,503
2014	15.210958	15.257817	0.31%	1,503
2013	12.004302	15.210958	26.71%	1,503
2012	9.982671	12.004302	20.25%	0
2011	11.174715	9.982671	-10.67%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.974621	38.760720	49.23%	573
2019	20.240195	25.974621	28.33%	573
2018	20.685959	20.240195	-2.15%	573
2017	16.432296	20.685959	25.89%	573
2016	15.295493	16.432296	7.43%	573
2015	14.590661	15.295493	4.83%	573
2014	13.707124	14.590661	6.45%	573
2013	10.736608	13.707124	27.67%	573
2012	9.284769	10.736608	15.64%	521
2011	9.889514	9.284769	-6.12%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.714411	23.072122	11.38%	0
2019	16.734584	20.714411	23.78%	0
2018	17.370424	16.734584	-3.66%	0
2017	14.462890	17.370424	20.10%	0
2016	13.217109	14.462890	9.43%	0
2015	13.274140	13.217109	-0.43%	0
2014	12.225884	13.274140	8.57%	0
2013	9.334537	12.225884	30.97%	0
2012	8.095662	9.334537	15.30%	0
2011	8.406630	8.095662	-3.70%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	22.681014	24.586728	8.40%	0
2019	17.846830	22.681014	27.09%	0
2018	18.170544	17.846830	-1.78%	0
2017	15.340699	18.170544	18.45%	0
2016	14.010392	15.340699	9.50%	0
2015	14.130227	14.010392	-0.85%	0
2014	12.829424	14.130227	10.14%	0
2013	9.958496	12.829424	28.83%	0
2012	8.880753	9.958496	12.14%	0
2011	8.981748	8.880753	-1.12%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.577464	18.379622	10.87%	0
2019	13.576843	16.577464	22.10%	0
2018	15.444374	13.576843	-12.09%	0
2017	13.087676	15.444374	18.01%	0
2016	12.260961	13.087676	6.74%	0
2015	12.669896	12.260961	-3.23%	0
2014	12.309310	12.669896	2.93%	0
2013	9.651801	12.309310	27.53%	3,010
2012	8.436374	9.651801	14.41%	3,010
2011	9.148112	8.436374	-7.78%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.876760	16.072088	8.03%	0
2019	13.000006	14.876760	14.44%	0
2018	14.076568	13.000006	-7.65%	0
2017	12.753355	14.076568	10.38%	0
2016	12.201732	12.753355	4.52%	0
2015	12.520180	12.201732	-2.54%	0
2014	12.187106	12.520180	2.73%	0
2013	10.790994	12.187106	12.94%	0
2012	9.864594	10.790994	9.39%	0
2011	10.151038	9.864594	-2.82%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.021452	17.590750	9.79%	0
2019	13.527410	16.021452	18.44%	0
2018	14.954874	13.527410	-9.55%	0
2017	13.109852	14.954874	14.07%	0
2016	12.400975	13.109852	5.72%	0
2015	12.759356	12.400975	-2.81%	0
2014	12.372459	12.759356	3.13%	0
2013	10.359815	12.372459	19.43%	2,789
2012	9.255266	10.359815	11.93%	2,789
2011	9.731444	9.255266	-4.89%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.029277	13.808309	5.98%	2,576
2019	11.952312	13.029277	9.01%	2,576
2018	12.459936	11.952312	-4.07%	2,576
2017	11.892951	12.459936	4.77%	2,576
2016	11.541168	11.892951	3.05%	2,576
2015	11.803545	11.541168	-2.22%	2,576
2014	11.596375	11.803545	1.79%	2,576
2013	11.219522	11.596375	3.36%	2,576
2012	10.596201	11.219522	5.88%	2,308
2011	10.607527	10.596201	-0.11%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.499487	16.898996	9.03%	0
2019	13.318875	15.499487	16.37%	0
2018	14.554241	13.318875	-8.49%	0
2017	12.964251	14.554241	12.26%	0
2016	12.330186	12.964251	5.14%	0
2015	12.652825	12.330186	-2.55%	0
2014	12.284112	12.652825	3.00%	0
2013	10.586292	12.284112	16.04%	0
2012	9.564729	10.586292	10.68%	0
2011	9.941983	9.564729	-3.79%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.284802	18.007137	10.58%	0
2019	13.525844	16.284802	20.40%	0
2018	15.175152	13.525844	-10.87%	0
2017	13.047898	15.175152	16.30%	0
2016	12.311451	13.047898	5.98%	0
2015	12.690284	12.311451	-2.99%	0
2014	12.321460	12.690284	2.99%	0
2013	10.065473	12.321460	22.41%	0
2012	8.918301	10.065473	12.86%	0
2011	9.497527	8.918301	-6.10%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.354656	15.419687	7.42%	0
2019	12.749829	14.354656	12.59%	0
2018	13.592532	12.749829	-6.20%	0
2017	12.557554	13.592532	8.24%	0
2016	12.026908	12.557554	4.41%	0
2015	12.341521	12.026908	-2.55%	0
2014	12.038041	12.341521	2.52%	0
2013	10.986603	12.038041	9.57%	0
2012	10.136240	10.986603	8.39%	0
2011	10.318164	10.136240	-1.76%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.409950	15.965023	3.60%	0
2019	13.907986	15.409950	10.80%	0
2018	16.748820	13.907986	-16.96%	0
2017	13.855431	16.748820	20.88%	0
2016	13.910722	13.855431	-0.40%	0
2015	14.696173	13.910722	-5.34%	0
2014	16.243345	14.696173	-9.52%	0
2013	13.731408	16.243345	18.29%	0
2012	11.659822	13.731408	17.77%	0
2011	13.516785	11.659822	-13.74%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.745024	17.45%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.745533	17.46%	76
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.613355	14.349418	5.41%	0
2019	12.686112	13.613355	7.31%	0
2018	12.934599	12.686112	-1.92%	0
2017	12.578001	12.934599	2.84%	0
2016	12.121009	12.578001	3.77%	0
2015	12.394872	12.121009	-2.21%	0
2014	11.978102	12.394872	3.48%	0
2013	12.397493	11.978102	-3.38%	0
2012	11.681023	12.397493	6.13%	0
2011	11.124752	11.681023	5.00%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	13.208778	13.891755	5.17%	0
2019	12.336915	13.208778	7.07%	0
2018	12.612591	12.336915	-2.19%	0
2017	12.290443	12.612591	2.62%	0
2016	11.882352	12.290443	3.43%	0
2015	12.170461	11.882352	-2.37%	0
2014	11.803521	12.170461	3.11%	0
2013	12.243899	11.803521	-3.60%	0
2012	11.565384	12.243899	5.87%	0
2011	11.051586	11.565384	4.65%	2,344

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.088356	15.131534	7.40%	0
2019	13.050835	14.088356	7.95%	0
2018	13.446111	13.050835	-2.94%	0
2017	13.154782	13.446111	2.21%	0
2016	12.923440	13.154782	1.79%	0
2015	13.188452	12.923440	-2.01%	0
2014	12.766100	13.188452	3.31%	0
2013	13.231603	12.766100	-3.52%	0
2012	12.540931	13.231603	5.51%	0
2011	12.005371	12.540931	4.46%	2,176
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	28.280119	31.476486	11.30%	0
2019	23.405817	28.280119	20.83%	0
2018	28.859572	23.405817	-18.90%	0
2017	20.745843	28.859572	39.11%	0
2016	19.595450	20.745843	5.87%	0
2015	23.749218	19.595450	-17.49%	0
2014	25.576554	23.749218	-7.14%	105
2013	25.855162	25.576554	-1.08%	0
2012	22.437543	25.855162	15.23%	0
2011	29.428799	22.437543	-23.76%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.042079	12.574951	4.43%	0
2020	12.042079	12.574951	4.43%	0
2019	10.654848	12.042079	13.02%	0
2018	11.152467	10.654848	-4.46%	0
2017	10.605228	11.152467	5.16%	0
2016	9.431166	10.605228	12.45%	0
2015	9.831124	9.431166	-4.07%	0
2014*	10.000000	9.831124	-1.69%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	14.140083	14.775195	4.49%	0
2019	13.508389	14.140083	4.68%	0
2018	13.721824	13.508389	-1.56%	0
2017	13.645783	13.721824	0.56%	17
2016	13.751030	13.645783	-0.77%	15
2015	13.975638	13.751030	-1.61%	12
2014	13.568501	13.975638	3.00%	2,198
2013	14.357405	13.568501	-5.49%	4,298
2012	14.144224	14.357405	1.51%	4,662
2011	13.387730	14.144224	5.65%	6,695

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.309390	9.192070	-1.26%	0
2019	9.285732	9.309390	0.25%	0
2018	9.298604	9.285732	-0.14%	0
2017	9.400204	9.298604	-1.08%	2,219
2016	9.542232	9.400204	-1.49%	1,965
2015	9.687539	9.542232	-1.50%	1,192
2014	9.835061	9.687539	-1.50%	1,254
2013	9.984831	9.835061	-1.50%	1,316
2012	10.137302	9.984831	-1.50%	3,978
2011	10.291242	10.137302	-1.50%	6,991
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.250978	10.873190	6.07%	0
2019	8.751811	10.250978	17.13%	0
2018	10.429714	8.751811	-16.09%	0
2017	8.332151	10.429714	25.17%	0
2016	8.405428	8.332151	-0.87%	0
2015	8.817441	8.405428	-4.67%	0
2014	9.016627	8.817441	-2.21%	0
2013	7.786405	9.016627	15.80%	0
2012	6.860618	7.786405	13.49%	0
2011	7.738784	6.860618	-11.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	25.519787	28.358661	11.12%	0
2019	20.939111	25.519787	21.88%	0
2018	23.325213	20.939111	-10.23%	0
2017	19.994488	23.325213	16.66%	0
2016	18.542554	19.994488	7.83%	0
2015	19.014736	18.542554	-2.48%	0
2014	18.387614	19.014736	3.41%	0
2013	14.670268	18.387614	25.34%	3,994
2012	12.850534	14.670268	14.16%	3,994
2011	13.579715	12.850534	-5.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.432653	19.863986	7.77%	0
2019	16.224333	18.432653	13.61%	0
2018	17.312336	16.224333	-6.28%	0
2017	15.814908	17.312336	9.47%	0
2016	15.103185	15.814908	4.71%	0
2015	15.359866	15.103185	-1.67%	0
2014	14.910100	15.359866	3.02%	0
2013	13.345609	14.910100	11.72%	0
2012	12.386680	13.345609	7.74%	0
2011	12.464635	12.386680	-0.63%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.454646	24.687698	9.94%	0
2019	19.006574	22.454646	18.14%	0
2018	20.632705	19.006574	-7.88%	0
2017	18.244283	20.632705	13.09%	0
2016	17.190894	18.244283	6.13%	0
2015	17.546007	17.190894	-2.02%	0
2014	16.930775	17.546007	3.63%	0
2013	14.384375	16.930775	17.70%	2,005
2012	13.010184	14.384375	10.56%	2,005
2011	13.332645	13.010184	-2.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.211984	15.990008	5.11%	0
2019	14.099516	15.211984	7.89%	0
2018	14.578312	14.099516	-3.28%	0
2017	14.003899	14.578312	4.10%	0
2016	13.635209	14.003899	2.70%	0
2015	13.806299	13.635209	-1.24%	1,454
2014	13.491680	13.806299	2.33%	1,481
2013	13.065832	13.491680	3.26%	1,508
2012	12.612515	13.065832	3.59%	1,535
2011	12.439566	12.612515	1.39%	631
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.061400	22.891522	8.69%	2,119
2019	18.159673	21.061400	15.98%	2,146
2018	19.548104	18.159673	-7.10%	2,904
2017	17.573266	19.548104	11.24%	2,972
2016	16.650781	17.573266	5.54%	3,028
2015	16.961123	16.650781	-1.83%	3,087
2014	16.371199	16.961123	3.60%	5,856
2013	14.250905	16.371199	14.88%	6,161
2012	13.056745	14.250905	9.15%	6,791
2011	13.260518	13.056745	-1.54%	7,874
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	23.957933	26.507984	10.64%	1,182
2020	23.957933	26.507984	10.64%	1,182
2019	19.964806	23.957933	20.00%	1,182
2018	21.967958	19.964806	-9.12%	1,233
2017	19.113629	21.967958	14.93%	1,340
2016	17.886828	19.113629	6.86%	1,711
2015	18.292727	17.886828	-2.22%	1,766
2014	17.694192	18.292727	3.38%	1,829
2013	14.678815	17.694192	20.54%	1,888
2012	13.100245	14.678815	12.05%	4,425
2011	13.588303	13.100245	-3.59%	4,425

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.291166	19.557715	6.92%	5,877
2019	16.363391	18.291166	11.78%	5,877
2018	17.258021	16.363391	-5.18%	5,877
2017	16.042389	17.258021	7.58%	5,877
2016	15.407338	16.042389	4.12%	5,877
2015	15.646750	15.407338	-1.53%	5,877
2014	15.166234	15.646750	3.17%	5,877
2013	13.934729	15.166234	8.84%	5,877
2012	13.094633	13.934729	6.42%	7,240
2011	13.024959	13.094633	0.53%	7,240
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	22.762718	29.128968	27.97%	0
2019	17.746559	22.762718	28.27%	0
2018	18.642992	17.746559	-4.81%	0
2017	14.572048	18.642992	27.94%	0
2016	14.504696	14.572048	0.46%	0
2015	14.278705	14.504696	1.58%	0
2014	13.160554	14.278705	8.50%	0
2013	9.940116	13.160554	32.40%	0
2012	8.689350	9.940116	14.39%	0
2011	9.116094	8.689350	-4.68%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	39.318815	46.047974	17.11%	328
2019	29.006448	39.318815	35.55%	328
2018	29.830359	29.006448	-2.76%	328
2017	23.786502	29.830359	25.41%	328
2016	23.301349	23.786502	2.08%	328
2015	22.509777	23.301349	3.52%	1,109
2014	21.004229	22.509777	7.17%	1,109
2013	15.598716	21.004229	34.65%	1,109
2012	13.343510	15.598716	16.90%	1,109
2011	13.855790	13.343510	-3.70%	1,109
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	38.283438	44.696090	16.75%	1,619
2019	28.300870	38.283438	35.27%	1,729
2018	29.183939	28.300870	-3.03%	3,926
2017	23.315796	29.183939	25.17%	4,215
2016	22.908312	23.315796	1.78%	4,320
2015	22.187207	22.908312	3.25%	5,951
2014	20.748524	22.187207	6.93%	6,830
2013	15.456042	20.748524	34.24%	7,210
2012	13.250874	15.456042	16.64%	7,181
2011	13.796473	13.250874	-3.95%	14,247

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	29.534526	29.496891	-0.13%	0
2019	23.668823	29.534526	24.78%	0
2018	26.545270	23.668823	-10.84%	0
2017	24.851422	26.545270	6.82%	0
2016	20.986864	24.851422	18.41%	0
2015	22.296873	20.986864	-5.88%	0
2014	20.041485	22.296873	11.25%	0
2013	15.452427	20.041485	29.70%	0
2012	13.708059	15.452427	12.73%	0
2011	13.849007	13.708059	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.796502	17.97%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	36.537682	40.709661	11.42%	302
2019	29.521405	36.537682	23.77%	302
2018	33.824205	29.521405	-12.72%	302
2017	29.658012	33.824205	14.05%	779
2016	25.029956	29.658012	18.49%	818
2015	26.071861	25.029956	-4.00%	954
2014	24.190090	26.071861	7.78%	954
2013	18.458223	24.190090	31.05%	1,719
2012	15.952556	18.458223	15.71%	1,834
2011	16.617818	15.952556	-4.00%	1,842
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	33.614963	37.360544	11.14%	0
2019	27.211444	33.614963	23.53%	0
2018	31.242222	27.211444	-12.90%	0
2017	27.442576	31.242222	13.85%	0
2016	23.213508	27.442576	18.22%	0
2015	24.238894	23.213508	-4.23%	0
2014	22.539787	24.238894	7.54%	0
2013	17.230188	22.539787	30.82%	0
2012	14.916361	17.230188	15.51%	0
2011	15.559803	14.916361	-4.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.309207	21.723007	-2.63%	0
2019	18.287956	22.309207	21.99%	0
2018	21.380800	18.287956	-14.47%	0
2017	19.066812	21.380800	12.14%	0
2016	16.460353	19.066812	15.83%	0
2015	17.207586	16.460353	-4.34%	0
2014	14.928741	17.207586	15.26%	0
2013	11.170595	14.928741	33.64%	0
2012	9.747754	11.170595	14.60%	0
2011	10.131081	9.747754	-3.78%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	24.108446	33.368034	38.41%	0
2019	18.079533	24.108446	33.35%	0
2018	19.999712	18.079533	-9.60%	0
2017	16.288753	19.999712	22.78%	0
2016	15.302986	16.288753	6.44%	0
2015	15.454188	15.302986	-0.98%	0
2014	15.301170	15.454188	1.00%	0
2013	10.791259	15.301170	41.79%	0
2012	9.687576	10.791259	11.39%	0
2011	9.920226	9.687576	-2.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	29.138474	30.180191	3.58%	0
2019	24.858836	29.138474	17.22%	0
2018	30.392146	24.858836	-18.21%	0
2017	28.289670	30.392146	7.43%	0
2016	22.805235	28.289670	24.05%	0
2015	24.636281	22.805235	-7.43%	0
2014	23.370352	24.636281	5.42%	0
2013	16.898836	23.370352	38.30%	0
2012	14.244428	16.898836	18.63%	0
2011	15.233334	14.244428	-6.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	25.920928	26.796240	3.38%	0
2019	22.171552	25.920928	16.91%	0
2018	27.162276	22.171552	-18.37%	0
2017	25.355334	27.162276	7.13%	0
2016	20.491622	25.355334	23.74%	0
2015	22.199944	20.491622	-7.70%	0
2014	21.109889	22.199944	5.16%	128
2013	15.305375	21.109889	37.92%	128
2012	12.916335	15.305375	18.50%	128
2011	13.868958	12.916335	-6.87%	808
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	33.327843	40.276458	20.85%	0
2019	26.928641	33.327843	23.76%	0
2018	31.295025	26.928641	-13.95%	0
2017	27.994448	31.295025	11.79%	172
2016	23.136879	27.994448	20.99%	189
2015	23.879729	23.136879	-3.11%	233
2014	24.047390	23.879729	-0.70%	237
2013	17.325911	24.047390	38.79%	483
2012	15.229401	17.325911	13.77%	535
2011	16.370932	15.229401	-6.97%	541

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	32.732817	39.449874	20.52%	27
2019	26.509996	32.732817	23.47%	31
2018	30.879004	26.509996	-14.15%	34
2017	27.692676	30.879004	11.51%	36
2016	22.941373	27.692676	20.71%	43
2015	23.740673	22.941373	-3.37%	43
2014	23.968971	23.740673	-0.95%	160
2013	17.313143	23.968971	38.44%	166
2012	15.254615	17.313143	13.49%	166
2011	16.440522	15.254615	-7.21%	565
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	20.503495	22.902353	11.70%	0
2019	16.251298	20.503495	26.17%	0
2018	17.370004	16.251298	-6.44%	0
2017	14.134119	17.370004	22.89%	0
2016	12.637235	14.134119	11.85%	0
2015	12.984574	12.637235	-2.68%	0
2014	12.370862	12.984574	4.96%	0
2013	8.750033	12.370862	41.38%	0
2012	7.603512	8.750033	15.08%	0
2011	8.737524	7.603512	-12.98%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	21.559346	24.073200	11.66%	0
2020	21.559346	24.073200	11.66%	0
2019	17.370111	21.559346	24.12%	0
2018	18.720179	17.370111	-7.21%	0
2017	16.021454	18.720179	16.84%	0
2016	14.771119	16.021454	8.46%	0
2015	15.044793	14.771119	-1.82%	0
2014	13.809694	15.044793	8.94%	0
2013	10.103238	13.809694	36.69%	0
2012	9.199592	10.103238	9.82%	0
2011	9.646129	9.199592	-4.63%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	21.334097	23.816860	11.64%	0
2019	17.183320	21.334097	24.16%	0
2018	18.535448	17.183320	-7.29%	0
2017	15.897534	18.535448	16.59%	0
2016	14.657267	15.897534	8.46%	0
2015	14.943004	14.657267	-1.91%	0
2014	13.727804	14.943004	8.85%	0
2013	10.058850	13.727804	36.47%	0
2012	9.168679	10.058850	9.71%	0
2011	9.622260	9.168679	-4.71%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	17.414229	16.175689	-7.11%	49
2019	13.553121	17.414229	28.49%	61
2018	14.342575	13.553121	-5.50%	80
2017	13.717662	14.342575	4.56%	74
2016	12.993423	13.717662	5.57%	74
2015	13.982783	12.993423	-7.08%	67
2014	11.038053	13.982783	26.68%	460
2013	10.911512	11.038053	1.16%	450
2012	9.584620	10.911512	13.84%	449
2011	9.167515	9.584620	4.55%	1,071
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.277018	32.77%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020*	10.000000	13.256348	32.56%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.504151	10.639600	1.29%	0
2019	10.245358	10.504151	2.53%	0
2018	10.317615	10.245358	-0.70%	0
2017	10.311469	10.317615	0.06%	0
2016	10.213574	10.311469	0.96%	0
2015	10.404610	10.213574	-1.84%	0
2014	10.511125	10.404610	-1.01%	0
2013	10.659964	10.511125	-1.40%	0
2012	10.454338	10.659964	1.97%	0
2011	10.477107	10.454338	-0.22%	2,576
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	22.739510	35.949361	58.09%	0
2019	16.870866	22.739510	34.79%	0
2018	18.428096	16.870866	-8.45%	0
2017	14.670243	18.428096	25.62%	0
2016	14.042679	14.670243	4.47%	0
2015	14.305996	14.042679	-1.84%	0
2014	14.002987	14.305996	2.16%	0
2013	10.256516	14.002987	36.53%	0
2012	9.082922	10.256516	12.92%	0
2011	9.650508	9.082922	-5.88%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	28.839347	33.963823	17.77%	0
2019	23.258109	28.839347	24.00%	0
2018	25.048588	23.258109	-7.15%	0
2017	21.471783	25.048588	16.66%	0
2016	19.841106	21.471783	8.22%	0
2015	20.237085	19.841106	-1.96%	601
2014	18.612895	20.237085	8.73%	601
2013	13.732385	18.612895	35.54%	601
2012	12.562667	13.732385	9.31%	601
2011	13.158950	12.562667	-4.53%	1,015
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.894141	12.486608	4.98%	0
2019	10.532067	11.894141	12.93%	0
2018	11.235502	10.532067	-6.26%	0
2017	10.389969	11.235502	8.14%	0
2016	9.316718	10.389969	11.52%	0
2015	9.687730	9.316718	-3.83%	0
2014*	10.000000	9.687730	-3.12%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.840188	12.906084	9.00%	0
2019	11.242771	11.840188	5.31%	0
2018	11.899658	11.242771	-5.52%	0
2017	10.909289	11.899658	9.08%	0
2016	10.762483	10.909289	1.36%	0
2015	11.770993	10.762483	-8.57%	0
2014	11.914392	11.770993	-1.20%	0
2013	12.945992	11.914392	-7.97%	0
2012	12.490136	12.945992	3.65%	0
2011	11.695500	12.490136	6.79%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.368631	11.521683	1.35%	2,201
2019	11.105989	11.368631	2.36%	2,201
2018	11.249373	11.105989	-1.27%	2,201
2017	11.278968	11.249373	-0.26%	2,201
2016	11.302749	11.278968	-0.21%	2,201
2015	11.450958	11.302749	-1.29%	876
2014	11.538994	11.450958	-0.76%	876
2013	11.741977	11.538994	-1.73%	876
2012	11.273050	11.741977	4.16%	876
2011	11.330057	11.273050	-0.50%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	18.094361	24.722192	36.63%	530
2019	13.433912	18.094361	34.69%	530
2018	13.322576	13.433912	0.84%	530
2017	10.331908	13.322576	28.95%	530
2016*	10.000000	10.331908	3.32%	530

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	16.913683	18.675043	10.41%	0
2019	13.720194	16.913683	23.28%	0
2018	17.222181	13.720194	-20.33%	0
2017	13.812279	17.222181	24.69%	0
2016	14.374702	13.812279	-3.91%	0
2015	14.573190	14.374702	-1.36%	0
2014	15.870812	14.573190	-8.18%	0
2013	12.580849	15.870812	26.15%	0
2012	10.476749	12.580849	20.08%	0
2011	12.804410	10.476749	-18.18%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	13.023279	13.572253	4.22%	0
2019	10.138895	13.023279	28.45%	0
2018	11.249081	10.138895	-9.87%	0
2017*	10.000000	11.249081	12.49%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2020	26.352881	26.986216	2.40%	0
2019	21.534093	26.352881	22.38%	0
2018	27.305308	21.534093	-21.14%	0
2017	25.697159	27.305308	6.26%	0
2016	20.461717	25.697159	25.59%	0
2015	21.692920	20.461717	-5.68%	308
2014	21.292106	21.692920	1.88%	308
2013	15.483536	21.292106	37.51%	308
2012	13.380036	15.483536	15.72%	1,717
2011	14.257273	13.380036	-6.15%	1,717
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.739398	6.717698	17.05%	0
2019	5.223679	5.739398	9.87%	0
2018	7.409768	5.223679	-29.50%	0
2017	7.673558	7.409768	-3.44%	0
2016	5.431921	7.673558	41.27%	0
2015	8.308666	5.431921	-34.62%	0
2014	10.458766	8.308666	-20.56%	0
2013	9.626904	10.458766	8.64%	0
2012*	10.000000	9.626904	-3.73%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.899712	6.921864	17.33%	0
2019	5.354087	5.899712	10.19%	0
2018	7.579401	5.354087	-29.36%	0
2017	7.827418	7.579401	-3.17%	0
2016	5.529372	7.827418	41.56%	0
2015	8.434949	5.529372	-34.45%	0
2014	10.585808	8.434949	-20.32%	0
2013	9.722815	10.585808	8.88%	0
2012*	10.000000	9.722815	-2.77%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	35.990290	55.936003	55.42%	0
2019	29.270680	35.990290	22.96%	0
2018	29.334995	29.270680	-0.22%	0
2017	23.661844	29.334995	23.98%	0
2016	22.294117	23.661844	6.13%	0
2015	23.305437	22.294117	-4.34%	0
2014	24.113171	23.305437	-3.35%	0
2013	16.295076	24.113171	47.98%	0
2012	15.336646	16.295076	6.25%	0
2011	16.319922	15.336646	-6.03%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	26.568583	26.803520	0.88%	2,236
2019	21.832019	26.568583	21.70%	2,250
2018	23.554435	21.832019	-7.31%	2,262
2017	20.172610	23.554435	16.76%	2,485
2016	18.447161	20.172610	9.35%	2,737
2015	18.474034	18.447161	-0.15%	2,771
2014	17.169756	18.474034	7.60%	2,805
2013	12.957591	17.169756	32.51%	2,841
2012	11.226164	12.957591	15.42%	2,167
2011	10.749971	11.226164	4.43%	5,837
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	16.992839	17.099324	0.63%	349
2019	14.779021	16.992839	14.98%	370
2018	19.491887	14.779021	-24.18%	448
2017	15.826266	19.491887	23.16%	504
2016	16.204103	15.826266	-2.33%	653
2015	16.073247	16.204103	0.81%	1,095
2014	17.453999	16.073247	-7.91%	1,222
2013	14.445368	17.453999	20.83%	1,369
2012	12.849421	14.445368	12.42%	1,596
2011	16.200563	12.849421	-20.69%	1,620
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	32.069641	42.669741	33.05%	2,609
2019	24.243424	32.069641	32.28%	2,609
2018	24.068256	24.243424	0.73%	2,609
2017	18.565659	24.068256	29.64%	2,799
2016	18.423398	18.565659	0.77%	2,799
2015	16.881022	18.423398	9.14%	2,852
2014	15.062189	16.881022	12.08%	2,889
2013	11.167406	15.062189	34.88%	2,893
2012	9.768649	11.167406	14.32%	1,250
2011	10.257846	9.768649	-5.24%	1,254
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	36.469869	37.000834	1.46%	4,511
2019	30.895182	36.469869	18.04%	4,136
2018	37.051682	30.895182	-16.62%	4,686
2017	33.348105	37.051682	11.11%	4,987
2016	27.142366	33.348105	22.86%	5,367
2015	29.234356	27.142366	-7.16%	5,753
2014	27.256266	29.234356	7.26%	5,992
2013	20.114901	27.256266	35.50%	7,962
2012	17.246949	20.114901	16.63%	6,717
2011	19.170914	17.246949	-10.04%	6,689

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.782839	21.132796	18.84%	2,770
2019	15.339257	17.782839	15.93%	1,612
2018	16.859917	15.339257	-9.02%	1,612
2017	15.060111	16.859917	11.95%	1,612
2016	14.735844	15.060111	2.20%	1,612
2015	15.119219	14.735844	-2.54%	1,612
2014	15.066151	15.119219	0.35%	1,612
2013	13.375164	15.066151	12.64%	1,612
2012	12.354851	13.375164	8.26%	817
2011	13.023023	12.354851	-5.13%	817
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.126548	13.936990	6.17%	0
2019	11.124437	13.126548	18.00%	0
2018	13.402971	11.124437	-17.00%	0
2017	11.833554	13.402971	13.26%	0
2016	10.433286	11.833554	13.42%	0
2015	10.871107	10.433286	-4.03%	0
2014*	10.000000	10.871107	8.71%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	36.897036	40.189191	8.92%	0
2019	30.666120	36.897036	20.32%	0
2018	34.223470	30.666120	-10.39%	0
2017	30.925012	34.223470	10.67%	0
2016	24.983076	30.925012	23.78%	0
2015	25.981685	24.983076	-3.84%	0
2014	25.104994	25.981685	3.49%	0
2013	18.121787	25.104994	38.53%	0
2012	15.904157	18.121787	13.94%	0
2011	16.063646	15.904157	-0.99%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	32.384321	37.623834	16.18%	0
2019	25.074809	32.384321	29.15%	0
2018	26.709941	25.074809	-6.12%	0
2017	22.321278	26.709941	19.66%	0
2016	20.295700	22.321278	9.98%	0
2015	20.389501	20.295700	-0.46%	0
2014	18.259292	20.389501	11.67%	0
2013	14.047530	18.259292	29.98%	0
2012	12.328895	14.047530	13.94%	0
2011	12.291800	12.328895	0.30%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	35.279248	40.884707	15.89%	1,980
2019	27.387524	35.279248	28.82%	4,536
2018	29.240673	27.387524	-6.34%	4,536
2017	24.502183	29.240673	19.34%	4,121
2016	22.331864	24.502183	9.72%	3,769
2015	22.488166	22.331864	-0.70%	1,213
2014	20.195723	22.488166	11.35%	1,213
2013	15.575336	20.195723	29.66%	1,213
2012	13.700974	15.575336	13.68%	0
2011	13.694337	13.700974	0.05%	776
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	27.265744	33.324260	22.22%	0
2019	20.612710	27.265744	32.28%	0
2018	21.903273	20.612710	-5.89%	0
2017	19.289319	21.903273	13.55%	0
2016	17.750797	19.289319	8.67%	0
2015	18.625307	17.750797	-4.70%	0
2014	16.675251	18.625307	11.69%	0
2013	12.607680	16.675251	32.26%	0
2012	11.437066	12.607680	10.24%	0
2011	11.512996	11.437066	-0.66%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.924628	10.970313	0.42%	0
2019	10.363048	10.924628	5.42%	0
2018	10.536160	10.363048	-1.64%	0
2017	10.345445	10.536160	1.84%	0
2016	9.645046	10.345445	7.26%	0
2015	9.895079	9.645046	-2.53%	0
2014*	10.000000	9.895079	-1.05%	0
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	26.299613	27.305486	3.82%	1,552
2019	23.406523	26.299613	12.36%	1,491
2018	24.621674	23.406523	-4.94%	1,631
2017	23.468055	24.621674	4.92%	1,720
2016	20.812724	23.468055	12.76%	1,801
2015	21.732072	20.812724	-4.23%	2,608
2014	21.552531	21.732072	0.83%	2,807
2013	20.511577	21.552531	5.07%	5,561
2012	18.227626	20.511577	12.53%	3,676
2011	17.645298	18.227626	3.30%	6,435
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.679207	10.587985	-0.85%	0
2019	9.045813	10.679207	18.06%	0
2018*	10.000000	9.045813	-9.54%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	16.329755	17.381963	6.44%	823
2019	15.155608	16.329755	7.75%	823
2018	15.487363	15.155608	-2.14%	823
2017	15.120341	15.487363	2.43%	823
2016	14.792058	15.120341	2.22%	823
2015	15.061617	14.792058	-1.79%	823
2014	14.739652	15.061617	2.18%	823
2013	14.818358	14.739652	-0.53%	823
2012	13.718510	14.818358	8.02%	823
2011	13.624301	13.718510	0.69%	823
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	15.800637	16.778417	6.19%	323
2019	14.701397	15.800637	7.48%	352
2018	15.052057	14.701397	-2.33%	440
2017	14.735882	15.052057	2.15%	912
2016	14.456664	14.735882	1.93%	1,491
2015	14.749091	14.456664	-1.98%	1,765
2014	14.472887	14.749091	1.91%	2,051
2013	14.591238	14.472887	-0.81%	2,200
2012	13.542276	14.591238	7.75%	2,394
2011	13.486470	13.542276	0.41%	8,709
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ
2020	17.648496	20.355576	15.34%	0
2019	14.615066	17.648496	20.76%	0
2018	16.094454	14.615066	-9.19%	0
2017	13.772166	16.094454	16.86%	0
2016	13.668197	13.772166	0.76%	0
2015	13.887555	13.668197	-1.58%	0
2014	13.339156	13.887555	4.11%	0
2013	11.075123	13.339156	20.44%	0
2012	9.754000	11.075123	13.54%	0
2011	10.569391	9.754000	-7.71%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ
2020	15.918138	18.327750	15.14%	0
2019	13.199485	15.918138	20.60%	0
2018	14.555771	13.199485	-9.32%	0
2017	12.477090	14.555771	16.66%	0
2016	12.403104	12.477090	0.60%	142
2015	12.621696	12.403104	-1.73%	142
2014	12.145885	12.621696	3.92%	142
2013	10.105046	12.145885	20.20%	142
2012	8.916828	10.105046	13.33%	551
2011	9.682440	8.916828	-7.91%	551

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2020	18.980896	21.440849	12.96%	0
2019	16.316692	18.980896	16.33%	0
2018	17.528356	16.316692	-6.91%	0
2017	15.625255	17.528356	12.18%	0
2016	15.406913	15.625255	1.42%	0
2015	15.645511	15.406913	-1.53%	0
2014	15.036902	15.645511	4.05%	0
2013	13.220209	15.036902	13.74%	0
2012	11.944639	13.220209	10.68%	0
2011	12.467451	11.944639	-4.19%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	17.451840	19.678764	12.76%	0
2019	15.020947	17.451840	16.18%	0
2018	16.166443	15.020947	-7.09%	0
2017	14.436263	16.166443	11.98%	0
2016	14.258056	14.436263	1.25%	0
2015	14.491277	14.258056	-1.61%	0
2014	13.946979	14.491277	3.90%	0
2013	12.282479	13.946979	13.55%	0
2012	11.116193	12.282479	10.49%	0
2011	11.617987	11.116193	-4.32%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2020	22.705629	27.343784	20.43%	0
2019	18.554108	22.705629	22.38%	0
2018	19.688284	18.554108	-5.76%	0
2017	17.202592	19.688284	14.45%	0
2016	16.305560	17.202592	5.50%	0
2015	16.478662	16.305560	-1.05%	0
2014	15.203857	16.478662	8.38%	0
2013	12.923244	15.203857	17.65%	0
2012	11.419643	12.923244	13.17%	0
2011	12.054565	11.419643	-5.27%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	23.069129	27.737072	20.23%	0
2019	18.879476	23.069129	22.19%	0
2018	20.069692	18.879476	-5.93%	0
2017	17.555456	20.069692	14.32%	0
2016	16.667847	17.555456	5.33%	0
2015	16.869480	16.667847	-1.20%	0
2014	15.574666	16.869480	8.31%	0
2013	13.262469	15.574666	17.43%	0
2012	11.732882	13.262469	13.04%	1,379
2011	12.391308	11.732882	-5.31%	1,379

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2020	22.018306	28.934185	31.41%	0
2019	17.209369	22.018306	27.94%	0
2018	18.396619	17.209369	-6.45%	0
2017	15.098005	18.396619	21.85%	0
2016	14.923694	15.098005	1.17%	0
2015	14.985287	14.923694	-0.41%	0
2014	13.727028	14.985287	9.17%	0
2013	10.075178	13.727028	36.25%	0
2012	8.347171	10.075178	20.70%	0
2011	8.712231	8.347171	-4.19%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	21.365206	28.047334	31.28%	0
2019	16.716359	21.365206	27.81%	0
2018	17.906528	16.716359	-6.65%	201
2017	14.726575	17.906528	21.59%	220
2016	14.570345	14.726575	1.07%	225
2015	14.649682	14.570345	-0.54%	214
2014	13.446945	14.649682	8.94%	227
2013	9.879373	13.446945	36.11%	240
2012	8.208935	9.879373	20.35%	243
2011	8.575280	8.208935	-4.27%	257
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	22.789082	23.904407	4.89%	0
2019	18.180143	22.789082	25.35%	0
2018	20.161693	18.180143	-9.83%	0
2017	18.153690	20.161693	11.06%	0
2016	15.638891	18.153690	16.08%	0
2015	16.562302	15.638891	-5.58%	0
2014	15.484194	16.562302	6.96%	0
2013	12.286245	15.484194	26.03%	0
2012	10.649676	12.286245	15.37%	0
2011	10.724892	10.649676	-0.70%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	24.127086	25.282947	4.79%	4,868
2019	19.280517	24.127086	25.14%	13,910
2018	21.414033	19.280517	-9.96%	14,436
2017	19.307734	21.414033	10.91%	14,812
2016	16.660431	19.307734	15.89%	15,189
2015	17.671761	16.660431	-5.72%	15,189
2014	16.546881	17.671761	6.80%	16,684
2013	13.148420	16.546881	25.85%	16,684
2012	11.409924	13.148420	15.24%	16,027
2011	11.513795	11.409924	-0.90%	14,642

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2020	10.706188	10.573959	-1.24%	0
2019	10.659062	10.706188	0.44%	0
2018	10.652485	10.659062	0.06%	0
2017	10.746707	10.652485	-0.88%	0
2016	10.893157	10.746707	-1.34%	0
2015	11.061558	10.893157	-1.52%	0
2014	11.234584	11.061558	-1.54%	0
2013	11.408146	11.234584	-1.52%	0
2012	11.572503	11.408146	-1.42%	0
2011	11.741380	11.572503	-1.44%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2020	22.433201	23.793924	6.07%	0
2019	17.535761	22.433201	27.93%	0
2018	19.591316	17.535761	-10.49%	0
2017	17.040709	19.591316	14.97%	0
2016	14.928023	17.040709	14.15%	0
2015	15.528106	14.928023	-3.86%	0
2014	14.288484	15.528106	8.68%	0
2013	10.874691	14.288484	31.39%	0
2012	9.329518	10.874691	16.56%	0
2011	9.329211	9.329518	0.00%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	22.417790	23.746336	5.93%	300
2019	17.559088	22.417790	27.67%	315
2018	19.642794	17.559088	-10.61%	625
2017	17.109039	19.642794	14.81%	1,060
2016	15.005451	17.109039	14.02%	1,212
2015	15.638696	15.005451	-4.05%	1,327
2014	14.411022	15.638696	8.52%	1,407
2013	10.985291	14.411022	31.18%	1,418
2012	9.436682	10.985291	16.41%	1,446
2011	9.456442	9.436682	-0.21%	1,474
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	25.666597	36.324152	41.52%	0
2019	19.428913	25.666597	32.11%	0
2018	19.791064	19.428913	-1.83%	0
2017	14.889802	19.791064	32.92%	0
2016	15.016425	14.889802	-0.84%	0
2015	14.247971	15.016425	5.39%	0
2014	13.016028	14.247971	9.46%	0
2013	9.706683	13.016028	34.09%	0
2012	8.607805	9.706683	12.77%	0
2011	8.730714	8.607805	-1.41%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	19.494212	27.550406	41.33%	4,580
2019	14.779521	19.494212	31.90%	4,883
2018	15.078727	14.779521	-1.98%	7,475
2017	11.360155	15.078727	32.73%	9,145
2016	11.475401	11.360155	-1.00%	9,618
2015	10.903275	11.475401	5.25%	10,569
2014	9.976248	10.903275	9.29%	12,588
2013	7.450885	9.976248	33.89%	13,422
2012	6.615630	7.450885	12.63%	19,994
2011	6.721757	6.615630	-1.58%	23,467
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	16.547513	16.722552	1.06%	0
2019	14.625820	16.547513	13.14%	0
2018	15.412291	14.625820	-5.10%	0
2017	14.620447	15.412291	5.42%	0
2016	12.983881	14.620447	12.60%	0
2015	13.702978	12.983881	-5.25%	0
2014	13.770738	13.702978	-0.49%	0
2013	13.211516	13.770738	4.23%	0
2012	11.751745	13.211516	12.42%	0
2011	11.485413	11.751745	2.32%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	17.479033	17.625117	0.84%	8,613
2019	15.469474	17.479033	12.99%	10,616
2018	16.305775	15.469474	-5.13%	11,536
2017	15.490829	16.305775	5.26%	12,358
2016	13.781333	15.490829	12.40%	12,375
2015	14.561240	13.781333	-5.36%	12,839
2014	14.657953	14.561240	-0.66%	3,999
2013	14.086068	14.657953	4.06%	3,999
2012	12.554348	14.086068	12.20%	4,444
2011	12.294670	12.554348	2.11%	4,444
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2020	25.115278	29.235926	16.41%	1,919
2019	19.421750	25.115278	29.32%	1,919
2018	20.657112	19.421750	-5.98%	1,919
2017	17.238323	20.657112	19.83%	1,919
2016	15.652579	17.238323	10.13%	1,919
2015	15.689664	15.652579	-0.24%	1,919
2014	14.032397	15.689664	11.81%	1,919
2013	10.778023	14.032397	30.19%	1,919
2012	9.444897	10.778023	14.11%	2,689
2011	9.401594	9.444897	0.46%	3,020

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2020	19.669211	21.183573	7.70%	713
2019	18.217854	19.669211	7.97%	713
2018	18.604976	18.217854	-2.08%	738
2017	18.132481	18.604976	2.61%	767
2016	17.583453	18.132481	3.12%	1,367
2015	17.967243	17.583453	-2.14%	1,367
2014	17.245104	17.967243	4.19%	1,367
2013	17.833641	17.245104	-3.30%	1,367
2012	17.106132	17.833641	4.25%	1,367
2011	16.187543	17.106132	5.67%	1,367
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	68.903293	80.072194	16.21%	0
2019	56.740237	68.903293	21.44%	0
2018	67.524189	56.740237	-15.97%	0
2017	56.820167	67.524189	18.84%	0
2016	51.477018	56.820167	10.38%	0
2015	53.083698	51.477018	-3.03%	0
2014	50.773417	53.083698	4.55%	0
2013	37.903459	50.773417	33.95%	0
2012	33.552453	37.903459	12.97%	0
2011	38.170489	33.552453	-12.10%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	42.127733	48.885245	16.04%	3,721
2019	34.740731	42.127733	21.26%	8,749
2018	41.407975	34.740731	-16.10%	9,100
2017	34.892182	41.407975	18.67%	9,646
2016	31.664565	34.892182	10.19%	9,814
2015	32.695656	31.664565	-3.15%	9,908
2014	31.321225	32.695656	4.39%	11,393
2013	23.415176	31.321225	33.76%	11,446
2012	20.761288	23.415176	12.78%	12,150
2011	23.654765	20.761288	-12.23%	12,177
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	17.239442	19.601964	13.70%	0
2019	13.715288	17.239442	25.70%	0
2018	16.369018	13.715288	-16.21%	0
2017	12.779004	16.369018	28.09%	0
2016	13.680288	12.779004	-6.59%	0
2015	13.427029	13.680288	1.89%	0
2014	14.850382	13.427029	-9.58%	0
2013	11.569601	14.850382	28.36%	0
2012	9.749476	11.569601	18.67%	0
2011	11.963930	9.749476	-18.51%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	13.513072	15.343524	13.55%	2,532
2019	10.765270	13.513072	25.52%	4,695
2018	12.874269	10.765270	-16.38%	5,353
2017	10.059661	12.874269	27.98%	5,843
2016	10.785834	10.059661	-6.73%	5,685
2015	10.606033	10.785834	1.70%	5,674
2014	11.747724	10.606033	-9.72%	4,014
2013	9.167170	11.747724	28.15%	4,014
2012	7.735456	9.167170	18.51%	4,014
2011	9.505291	7.735456	-18.62%	4,014
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2020	24.863083	26.002493	4.58%	0
2019	19.131231	24.863083	29.96%	0
2018	22.589692	19.131231	-15.31%	0
2017	19.859121	22.589692	13.75%	0
2016	18.026066	19.859121	10.17%	0
2015	18.460650	18.026066	-2.35%	0
2014	16.846659	18.460650	9.58%	0
2013	12.934806	16.846659	30.24%	0
2012	10.876428	12.934806	18.93%	0
2011	11.336364	10.876428	-4.06%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2020	24.179112	25.237526	4.38%	0
2019	18.623387	24.179112	29.83%	0
2018	22.019414	18.623387	-15.42%	0
2017	19.386639	22.019414	13.58%	0
2016	17.626985	19.386639	9.98%	0
2015	18.080458	17.626985	-2.51%	0
2014	16.529354	18.080458	9.38%	0
2013	12.701813	16.529354	30.13%	0
2012	10.702891	12.701813	18.68%	0
2011	11.170245	10.702891	-4.18%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	30.205318	32.169257	6.50%	0
2019	22.846427	30.205318	32.21%	0
2018	28.073731	22.846427	-18.62%	0
2017	23.919366	28.073731	17.37%	0
2016	22.191467	23.919366	7.79%	0
2015	23.251161	22.191467	-4.56%	0
2014	22.135827	23.251161	5.04%	0
2013	17.236488	22.135827	28.42%	0
2012	13.775202	17.236488	25.13%	0
2011	15.349899	13.775202	-10.26%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	27.804234	29.568643	6.35%	2,381
2019	21.060526	27.804234	32.02%	2,160
2018	25.931695	21.060526	-18.78%	2,208
2017	22.117535	25.931695	17.24%	2,213
2016	20.558592	22.117535	7.58%	2,682
2015	21.570483	20.558592	-4.69%	2,709
2014	20.570332	21.570483	4.86%	2,872
2013	16.049604	20.570332	28.17%	2,948
2012	12.830347	16.049604	25.09%	3,123
2011	14.326790	12.830347	-10.45%	3,185
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.822297	16.306210	10.01%	3,660
2019	12.561105	14.822297	18.00%	3,658
2018	14.122672	12.561105	-11.06%	3,787
2017	12.809929	14.122672	10.25%	3,936
2016	11.495830	12.809929	11.43%	0
2015	12.450425	11.495830	-7.67%	0
2014	12.296248	12.450425	1.25%	0
2013	10.091057	12.296248	21.85%	0
2012	8.887578	10.091057	13.54%	0
2011	9.168592	8.887578	-3.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2020	33.171608	37.957047	14.43%	0
2019	26.001313	33.171608	27.58%	0
2018	27.757100	26.001313	-6.33%	0
2017	23.328937	27.757100	18.98%	0
2016	20.369242	23.328937	14.53%	0
2015	21.421672	20.369242	-4.91%	0
2014	19.961240	21.421672	7.32%	0
2013	15.590246	19.961240	28.04%	0
2012	14.117400	15.590246	10.43%	0
2011	13.490226	14.117400	4.65%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	17.084909	16.666017	-2.45%	0
2019	15.379562	17.084909	11.09%	0
2018	18.438520	15.379562	-16.59%	0
2017	16.004046	18.438520	15.21%	0
2016	15.122660	16.004046	5.83%	0
2015	16.395067	15.122660	-7.76%	0
2014	18.687762	16.395067	-12.27%	0
2013	15.398150	18.687762	21.36%	0
2012	13.188541	15.398150	16.75%	0
2011	14.958231	13.188541	-11.83%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	26.885852	37.585698	39.80%	2,484
2019	20.017437	26.885852	34.31%	2,585
2018	21.157501	20.017437	-5.39%	2,773
2017	16.917296	21.157501	25.06%	2,944
2016	16.843188	16.917296	0.44%	3,342
2015	16.332562	16.843188	3.13%	3,701
2014	15.336897	16.332562	6.49%	3,975
2013	11.143607	15.336897	37.63%	4,298
2012	9.982129	11.143607	11.64%	4,794
2011	10.831112	9.982129	-7.84%	818
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	25.881808	25.203213	-2.62%	2,129
2019	21.041363	25.881808	23.00%	2,775
2018	24.391038	21.041363	-13.73%	2,892
2017	21.070640	24.391038	15.76%	3,036
2016	18.293838	21.070640	15.18%	3,176
2015	19.808994	18.293838	-7.65%	3,211
2014	18.442504	19.808994	7.41%	3,677
2013	13.809332	18.442504	33.55%	3,801
2012	11.795063	13.809332	17.08%	3,398
2011	12.238388	11.795063	-3.62%	3,896
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	20.457396	22.929856	12.09%	0
2019	16.112551	20.457396	26.97%	0
2018	18.065010	16.112551	-10.81%	0
2017	16.212591	18.065010	11.43%	0
2016	14.934290	16.212591	8.56%	0
2015	16.098324	14.934290	-7.23%	0
2014	15.120064	16.098324	6.47%	0
2013	11.882492	15.120064	27.25%	0
2012	10.598676	11.882492	12.11%	0
2011	10.772010	10.598676	-1.61%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	19.783020	22.119576	11.81%	609
2019	15.617561	19.783020	26.67%	609
2018	17.551743	15.617561	-11.02%	609
2017	15.793557	17.551743	11.13%	609
2016	14.580643	15.793557	8.32%	609
2015	15.756021	14.580643	-7.46%	1,941
2014	14.839698	15.756021	6.17%	1,941
2013	11.690520	14.839698	26.94%	1,941
2012	10.452112	11.690520	11.85%	2,233
2011	10.647585	10.452112	-1.84%	6,801
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020*	10.000000	14.672796	46.73%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.637551	46.38%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	33.700186	42.347608	25.66%	0
2019	25.974152	33.700186	29.75%	0
2018	30.391152	25.974152	-14.53%	0
2017	22.586641	30.391152	34.55%	0
2016	22.922497	22.586641	-1.47%	0
2015	22.399940	22.922497	2.33%	0
2014	22.242765	22.399940	0.71%	0
2013	17.746712	22.242765	25.33%	0
2012	14.865563	17.746712	19.38%	0
2011	16.464119	14.865563	-9.71%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	32.231723	40.406897	25.36%	1,058
2019	24.905361	32.231723	29.42%	5,441
2018	29.212332	24.905361	-14.74%	7,072
2017	21.765569	29.212332	34.21%	7,238
2016	22.142095	21.765569	-1.70%	7,314
2015	21.694040	22.142095	2.07%	7,272
2014	21.591682	21.694040	0.47%	7,336
2013	17.270102	21.591682	25.02%	1,882
2012	14.503926	17.270102	19.07%	1,882
2011	16.105184	14.503926	-9.94%	1,882
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.954525	11.151479	1.80%	0
2019	10.042072	10.954525	9.09%	0
2018	10.670299	10.042072	-5.89%	0
2017	10.198139	10.670299	4.63%	0
2016	9.723052	10.198139	4.89%	0
2015	10.104569	9.723052	-3.78%	0
2014	9.980348	10.104569	1.24%	0
2013	10.150915	9.980348	-1.68%	0
2012*	10.000000	10.150915	1.51%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	19.248160	19.516762	1.40%	1,016
2019	17.676377	19.248160	8.89%	949
2018	18.810076	17.676377	-6.03%	1,176
2017	18.017757	18.810076	4.40%	1,109
2016	17.221701	18.017757	4.62%	1,073
2015	17.939893	17.221701	-4.00%	1,093
2014	17.779378	17.939893	0.90%	2,484
2013	18.125834	17.779378	-1.91%	2,439
2012	16.272189	18.125834	11.39%	2,417
2011	16.421132	16.272189	-0.91%	2,622

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	26.490292	29.662983	11.98%	0
2019	20.982218	26.490292	26.25%	0
2018	25.136616	20.982218	-16.53%	0
2017	20.803333	25.136616	20.83%	0
2016	21.278201	20.803333	-2.23%	0
2015	22.193800	21.278201	-4.13%	225
2014	22.523008	22.193800	-1.46%	225
2013	19.270539	22.523008	16.88%	225
2012	16.983787	19.270539	13.46%	225
2011	18.547567	16.983787	-8.43%	225
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	27.063383	30.292405	11.93%	2,950
2019	20.866806	27.063383	29.70%	3,007
2018	23.064882	20.866806	-9.53%	3,339
2017	20.085560	23.064882	14.83%	3,665
2016	18.329915	20.085560	9.58%	4,054
2015	18.057491	18.329915	1.51%	4,680
2014	16.613849	18.057491	8.69%	5,160
2013	12.838925	16.613849	29.40%	5,689
2012	11.183943	12.838925	14.80%	6,306
2011	11.395505	11.183943	-1.86%	7,508
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares - Q/NQ
2020	25.752952	27.698331	7.55%	0
2019	20.880417	25.752952	23.34%	0
2018	23.926976	20.880417	-12.73%	0
2017	21.147636	23.926976	13.14%	0
2016	18.935783	21.147636	11.68%	0
2015	20.041270	18.935783	-5.52%	0
2014	19.492483	20.041270	2.82%	0
2013	15.370360	19.492483	26.82%	0
2012	14.071403	15.370360	9.23%	0
2011	15.266194	14.071403	-7.83%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	37.932426	44.786806	18.07%	0
2019	30.465182	37.932426	24.51%	0
2018	34.510434	30.465182	-11.72%	0
2017	30.705403	34.510434	12.39%	0
2016	26.418140	30.705403	16.23%	0
2015	28.516346	26.418140	-7.36%	0
2014	25.877231	28.516346	10.20%	0
2013	18.639296	25.877231	38.83%	0
2012	16.047013	18.639296	16.15%	0
2011	16.667918	16.047013	-3.73%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	21.464779	25.281592	17.78%	0
2019	17.285421	21.464779	24.18%	0
2018	19.627657	17.285421	-11.93%	0
2017	17.501288	19.627657	12.15%	0
2016	15.106424	17.501288	15.85%	0
2015	16.340008	15.106424	-7.55%	0
2014	14.864828	16.340008	9.92%	0
2013	10.737018	14.864828	38.44%	0
2012	9.268665	10.737018	15.84%	0
2011	9.644118	9.268665	-3.89%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.889665	12.976770	19.17%	0
2019	8.644728	10.889665	25.97%	0
2018	10.915915	8.644728	-20.81%	0
2017	8.768423	10.915915	24.49%	0
2016	9.154683	8.768423	-4.22%	0
2015	9.018701	9.154683	1.51%	0
2014*	10.000000	9.018701	-9.81%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.550854	19.676755	12.11%	391
2019	14.639047	17.550854	19.89%	730
2018	15.726197	14.639047	-6.91%	999
2017	13.505250	15.726197	16.45%	1,294
2016	14.078872	13.505250	-4.07%	1,294
2015	15.602872	14.078872	-9.77%	1,294
2014	16.729397	15.602872	-6.73%	1,294
2013	13.579823	16.729397	23.19%	1,294
2012	11.574555	13.579823	17.32%	1,294
2011	12.669400	11.574555	-8.64%	1,294
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.365260	10.074450	-2.81%	0
2019	8.911698	10.365260	16.31%	0
2018	11.115558	8.911698	-19.83%	0
2017	8.832286	11.115558	25.85%	0
2016	7.427490	8.832286	18.91%	0
2015	9.437246	7.427490	-21.30%	0
2014*	10.000000	9.437246	-5.63%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	24.274504	32.530440	34.01%	5,053
2019	17.831122	24.274504	36.14%	5,489
2018	17.942358	17.831122	-0.62%	8,758
2017	14.386134	17.942358	24.72%	9,386
2016	13.967303	14.386134	3.00%	10,014
2015	13.585069	13.967303	2.81%	10,264
2014	12.711073	13.585069	6.88%	11,049
2013	9.409242	12.711073	35.09%	11,218
2012	8.209463	9.409242	14.61%	10,442
2011	8.886272	8.209463	-7.62%	10,426
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	33.554354	48.093284	43.33%	0
2019	24.124957	33.554354	39.09%	479
2018	24.935195	24.124957	-3.25%	828
2017	20.047618	24.935195	24.38%	1,114
2016	18.715630	20.047618	7.12%	1,350
2015	19.427169	18.715630	-3.66%	1,648
2014	21.331795	19.427169	-8.93%	1,682
2013	15.343220	21.331795	39.03%	1,716
2012	12.891323	15.343220	19.02%	1,747
2011	14.629121	12.891323	-11.88%	3,895
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	31.365686	31.873944	1.62%	2,263
2019	24.600791	31.365686	27.50%	2,273
2018	27.877596	24.600791	-11.75%	2,304
2017	24.129166	27.877596	15.53%	3,059
2016	21.540576	24.129166	12.02%	3,068
2015	22.086005	21.540576	-2.47%	3,078
2014	20.356843	22.086005	8.49%	3,994
2013	15.249130	20.356843	33.50%	3,994
2012	13.366795	15.249130	14.08%	4,030
2011	13.640440	13.366795	-2.01%	6,663
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.767033	25.759859	18.34%	0
2019	17.595817	21.767033	23.71%	0
2018	19.799865	17.595817	-11.13%	0
2017	15.857691	19.799865	24.86%	0
2016	15.510831	15.857691	2.24%	0
2015	14.818475	15.510831	4.67%	0
2014	14.883196	14.818475	-0.43%	959
2013	11.844304	14.883196	25.66%	959
2012	10.377863	11.844304	14.13%	999
2011	10.731658	10.377863	-3.30%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.381493	20.910795	20.30%	2,161
2019	12.648308	17.381493	37.42%	2,161
2018	12.775008	12.648308	-0.99%	2,161
2017	10.129121	12.775008	26.12%	2,161
2016	9.720309	10.129121	4.21%	2,161
2015*	10.000000	9.720309	-2.80%	2,161
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	14.566955	15.423673	5.88%	1,430
2019	13.376914	14.566955	8.90%	1,430
2018	13.713564	13.376914	-2.45%	1,430
2017	13.153525	13.713564	4.26%	1,430
2016	12.620477	13.153525	4.22%	0
2015	12.926754	12.620477	-2.37%	0
2014	12.206768	12.926754	5.90%	0
2013	12.471297	12.206768	-2.12%	0
2012	11.601585	12.471297	7.50%	0
2011	11.179657	11.601585	3.77%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.273320	19.700485	48.42%	666
2019	10.149431	13.273320	30.78%	0
2018	12.372682	10.149431	-17.97%	0
2017	10.010572	12.372682	23.60%	0
2016	10.425446	10.010572	-3.98%	0
2015	10.659366	10.425446	-2.19%	0
2014	10.975582	10.659366	-2.88%	0
2013	9.207623	10.975582	19.20%	0
2012	8.096336	9.207623	13.73%	0
2011	9.099245	8.096336	-11.02%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.430708	21.424605	10.26%	1,120
2019	16.340608	19.430708	18.91%	0
2018	17.469143	16.340608	-6.46%	0
2017	15.323337	17.469143	14.00%	0
2016	14.278856	15.323337	7.31%	0
2015	14.362314	14.278856	-0.58%	0
2014	13.895004	14.362314	3.36%	0
2013	11.448043	13.895004	21.37%	0
2012	10.049284	11.448043	13.92%	0
2011	10.113208	10.049284	-0.63%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.148184	13.060914	7.51%	0
2019	11.322325	12.148184	7.29%	0
2018	11.626363	11.322325	-2.62%	0
2017	11.441434	11.626363	1.62%	0
2016	11.321018	11.441434	1.06%	0
2015	11.525887	11.321018	-1.78%	0
2014	11.152136	11.525887	3.35%	956
2013	11.626980	11.152136	-4.08%	956
2012	11.251651	11.626980	3.34%	996
2011	10.809588	11.251651	4.09%	4,230
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.977355	30.671029	27.92%	103
2019	18.070199	23.977355	32.69%	103
2018	20.265918	18.070199	-10.83%	103
2017	15.716928	20.265918	28.94%	103
2016	15.933851	15.716928	-1.36%	103
2015	15.190783	15.933851	4.89%	103
2014	15.151816	15.190783	0.26%	103
2013	11.963698	15.151816	26.65%	103
2012	9.953969	11.963698	20.19%	103
2011	11.148227	9.953969	-10.71%	103
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.794913	38.473036	49.15%	1,585
2019	20.110362	25.794913	28.27%	1,241
2018	20.563763	20.110362	-2.20%	1,281
2017	16.343498	20.563763	25.82%	1,327
2016	15.220537	16.343498	7.38%	1,988
2015	14.526530	15.220537	4.78%	1,988
2014	13.653806	14.526530	6.39%	3,259
2013	10.700274	13.653806	27.60%	3,259
2012	9.258052	10.700274	15.58%	3,311
2011	9.866054	9.258052	-6.16%	1,988
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.581688	22.912650	11.33%	0
2019	16.635799	20.581688	23.72%	0
2018	17.276705	16.635799	-3.71%	0
2017	14.392127	17.276705	20.04%	0
2016	13.159084	14.392127	9.37%	291
2015	13.222582	13.159084	-0.48%	291
2014	12.184579	13.222582	8.52%	291
2013	9.307720	12.184579	30.91%	291
2012	8.076510	9.307720	15.24%	291
2011	8.390989	8.076510	-3.75%	291

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	22.524163	24.404302	8.35%	0
2019	17.732412	22.524163	27.02%	0
2018	18.063273	17.732412	-1.83%	0
2017	15.257856	18.063273	18.39%	0
2016	13.941786	15.257856	9.44%	0
2015	14.068178	13.941786	-0.90%	0
2014	12.779573	14.068178	10.08%	0
2013	9.924829	12.779573	28.76%	0
2012	8.855234	9.924829	12.08%	0
2011	8.960472	8.855234	-1.17%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.479542	18.261780	10.81%	0
2019	13.503496	16.479542	22.04%	0
2018	15.368782	13.503496	-12.14%	0
2017	13.030207	15.368782	17.95%	0
2016	12.213314	13.030207	6.69%	0
2015	12.627076	12.213314	-3.28%	0
2014	12.273931	12.627076	2.88%	0
2013	9.628940	12.273931	27.47%	0
2012	8.420665	9.628940	14.35%	0
2011	9.135711	8.420665	-7.83%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.788890	15.969050	7.98%	0
2019	12.929779	14.788890	14.38%	0
2018	14.007687	12.929779	-7.70%	0
2017	12.697376	14.007687	10.32%	0
2016	12.154322	12.697376	4.47%	0
2015	12.477873	12.154322	-2.59%	0
2014	12.152091	12.477873	2.68%	0
2013	10.765460	12.152091	12.88%	0
2012	9.846262	10.765460	9.34%	0
2011	10.137305	9.846262	-2.87%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.926776	17.477929	9.74%	0
2019	13.454305	15.926776	18.38%	0
2018	14.881663	13.454305	-9.59%	0
2017	13.052276	14.881663	14.02%	0
2016	12.352767	13.052276	5.66%	0
2015	12.716222	12.352767	-2.86%	0
2014	12.336905	12.716222	3.07%	0
2013	10.335296	12.336905	19.37%	0
2012	9.238068	10.335296	11.88%	0
2011	9.718279	9.238068	-4.94%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.952326	13.719791	5.93%	0
2019	11.887751	12.952326	8.96%	0
2018	12.398961	11.887751	-4.12%	0
2017	11.840737	12.398961	4.71%	0
2016	11.496321	11.840737	3.00%	0
2015	11.763659	11.496321	-2.27%	0
2014	11.563059	11.763659	1.73%	0
2013	11.192977	11.563059	3.31%	0
2012	10.576522	11.192977	5.83%	0
2011	10.593192	10.576522	-0.16%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.407918	16.790629	8.97%	0
2019	13.246906	15.407918	16.31%	0
2018	14.482999	13.246906	-8.53%	0
2017	12.907325	14.482999	12.21%	0
2016	12.282256	12.907325	5.09%	0
2015	12.610045	12.282256	-2.60%	0
2014	12.248794	12.610045	2.95%	0
2013	10.561220	12.248794	15.98%	0
2012	9.546924	10.561220	10.62%	0
2011	9.928511	9.546924	-3.84%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.188645	17.891724	10.52%	0
2019	13.452810	16.188645	20.34%	0
2018	15.100930	13.452810	-10.91%	0
2017	12.990654	15.100930	16.24%	0
2016	12.263639	12.990654	5.93%	0
2015	12.647421	12.263639	-3.03%	0
2014	12.286076	12.647421	2.94%	0
2013	10.041662	12.286076	22.35%	0
2012	8.901724	10.041662	12.81%	0
2011	9.484680	8.901724	-6.15%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.269877	15.320836	7.36%	0
2019	12.680947	14.269877	12.53%	0
2018	13.525992	12.680947	-6.25%	0
2017	12.502409	13.525992	8.19%	0
2016	11.980164	12.502409	4.36%	0
2015	12.299802	11.980164	-2.60%	0
2014	12.003451	12.299802	2.47%	0
2013	10.960603	12.003451	9.51%	0
2012	10.117396	10.960603	8.33%	0
2011	10.304217	10.117396	-1.81%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.326726	15.870738	3.55%	0
2019	13.839897	15.326726	10.74%	0
2018	16.675347	13.839897	-17.00%	0
2017	13.801637	16.675347	20.82%	0
2016	13.863729	13.801637	-0.45%	0
2015	14.653973	13.863729	-5.39%	0
2014	16.204933	14.653973	-9.57%	0
2013	13.705877	16.204933	18.23%	0
2012	11.644056	13.705877	17.71%	0
2011	13.505359	11.644056	-13.78%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.743786	17.44%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.744295	17.44%	140
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.532979	14.257455	5.35%	0
2019	12.617608	13.532979	7.25%	0
2018	12.871322	12.617608	-1.97%	0
2017	12.522799	12.871322	2.78%	0
2016	12.073918	12.522799	3.72%	0
2015	12.352990	12.073918	-2.26%	0
2014	11.943689	12.352990	3.43%	0
2013	12.368161	11.943689	-3.43%	0
2012	11.659313	12.368161	6.08%	0
2011	11.109700	11.659313	4.95%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	13.130783	13.802719	5.12%	0
2019	12.270298	13.130783	7.01%	26
2018	12.550890	12.270298	-2.24%	50
2017	12.236518	12.550890	2.57%	297
2016	11.836204	12.236518	3.38%	297
2015	12.129348	11.836204	-2.42%	297
2014	11.769615	12.129348	3.06%	345
2013	12.214926	11.769615	-3.65%	345
2012	11.543894	12.214926	5.81%	3,716
2011	11.036643	11.543894	4.60%	4,498

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.005177	15.034560	7.35%	0
2019	12.980376	14.005177	7.90%	0
2018	13.380348	12.980376	-2.99%	0
2017	13.097079	13.380348	2.16%	171
2016	12.873267	13.097079	1.74%	171
2015	13.143931	12.873267	-2.06%	171
2014	12.729470	13.143931	3.26%	171
2013	13.200346	12.729470	-3.57%	171
2012	12.517681	13.200346	5.45%	171
2011	11.989176	12.517681	4.41%	171
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	28.024632	31.176277	11.25%	185
2019	23.206135	28.024632	20.76%	2,013
2018	28.628011	23.206135	-18.94%	2,058
2017	20.589780	28.628011	39.04%	2,111
2016	19.457877	20.589780	5.82%	2,248
2015	23.594486	19.457877	-17.53%	2,348
2014	25.422821	23.594486	-7.19%	3,412
2013	25.712800	25.422821	-1.13%	2
2012	22.325347	25.712800	15.17%	2
2011	29.296506	22.325347	-23.80%	2
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.007339	12.532315	4.37%	0
2020	12.007339	12.532315	4.37%	0
2019	10.629512	12.007339	12.96%	0
2018	11.131633	10.629512	-4.51%	0
2017	10.590788	11.131633	5.11%	0
2016	9.423096	10.590788	12.39%	0
2015	9.827707	9.423096	-4.12%	0
2014*	10.000000	9.827707	-1.72%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	14.012312	14.634255	4.44%	3,979
2019	13.393119	14.012312	4.62%	4,459
2018	13.611669	13.393119	-1.61%	4,861
2017	13.543107	13.611669	0.51%	4,924
2016	13.654484	13.543107	-0.82%	6,829
2015	13.884567	13.654484	-1.66%	7,521
2014	13.486933	13.884567	2.95%	8,302
2013	14.278345	13.486933	-5.54%	8,147
2012	14.073507	14.278345	1.46%	17,196
2011	13.327526	14.073507	5.60%	24,970

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.225075	9.104199	-1.31%	747
2019	9.206316	9.225075	0.20%	747
2018	9.223795	9.206316	-0.19%	747
2017	9.329295	9.223795	-1.13%	747
2016	9.475049	9.329295	-1.54%	3,192
2015	9.624225	9.475049	-1.55%	11,799
2014	9.775745	9.624225	-1.55%	12,547
2013	9.929654	9.775745	-1.55%	12,547
2012	10.086412	9.929654	-1.55%	14,131
2011	10.244765	10.086412	-1.55%	7,013
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.190449	10.803504	6.02%	0
2019	8.704552	10.190449	17.07%	0
2018	10.378693	8.704552	-16.13%	0
2017	8.295598	10.378693	25.11%	423
2016	8.372784	8.295598	-0.92%	318
2015	8.787660	8.372784	-4.72%	318
2014	8.990730	8.787660	-2.26%	318
2013	7.767974	8.990730	15.74%	318
2012	6.847862	7.767974	13.44%	318
2011	7.728306	6.847862	-11.39%	318
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	25.289107	28.088070	11.07%	2,847
2019	20.760365	25.289107	21.81%	2,847
2018	23.137913	20.760365	-10.28%	2,847
2017	19.843985	23.137913	16.60%	2,847
2016	18.412299	19.843985	7.78%	2,847
2015	18.890755	18.412299	-2.53%	3,962
2014	18.277002	18.890755	3.36%	5,731
2013	14.589430	18.277002	25.28%	6,462
2012	12.786223	14.589430	14.10%	8,253
2011	13.518604	12.786223	-5.42%	8,253
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.333117	19.746710	7.71%	0
2019	16.144913	18.333117	13.55%	0
2018	17.236395	16.144913	-6.33%	0
2017	15.753493	17.236395	9.41%	0
2016	15.052157	15.753493	4.66%	0
2015	15.315747	15.052157	-1.72%	0
2014	14.874829	15.315747	2.96%	0
2013	13.320802	14.874829	11.67%	0
2012	12.369957	13.320802	7.69%	0
2011	12.454099	12.369957	-0.68%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.333354	24.541887	9.89%	85
2019	18.913496	22.333354	18.08%	85
2018	20.542159	18.913496	-7.93%	85
2017	18.173412	20.542159	13.03%	85
2016	17.132782	18.173412	6.07%	0
2015	17.495582	17.132782	-2.07%	0
2014	16.890696	17.495582	3.58%	0
2013	14.357616	16.890696	17.64%	0
2012	12.992591	14.357616	10.51%	0
2011	13.321369	12.992591	-2.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.074532	15.837474	5.06%	16,508
2019	13.979224	15.074532	7.84%	17,676
2018	14.461329	13.979224	-3.33%	23,681
2017	13.898572	14.461329	4.05%	24,886
2016	13.539506	13.898572	2.65%	24,868
2015	13.716355	13.539506	-1.29%	24,965
2014	13.410582	13.716355	2.28%	25,189
2013	12.993892	13.410582	3.21%	25,273
2012	12.549440	12.993892	3.54%	48,577
2011	12.383622	12.549440	1.34%	57,590
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.871128	22.673214	8.63%	12,100
2019	18.004745	20.871128	15.92%	12,394
2018	19.391228	18.004745	-7.15%	27,765
2017	17.441066	19.391228	11.18%	34,293
2016	16.533895	17.441066	5.49%	35,081
2015	16.850610	16.533895	-1.88%	35,828
2014	16.272780	16.850610	3.55%	36,531
2013	14.172421	16.272780	14.82%	40,435
2012	12.991444	14.172421	9.09%	42,184
2011	13.200894	12.991444	-1.59%	51,832
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	23.741512	26.255176	10.59%	4,346
2020	23.741512	26.255176	10.59%	4,346
2019	19.794506	23.741512	19.94%	5,054
2018	21.791695	19.794506	-9.16%	5,293
2017	18.969857	21.791695	14.88%	7,428
2016	17.761272	18.969857	6.80%	8,128
2015	18.173551	17.761272	-2.27%	8,083
2014	17.587845	18.173551	3.33%	8,151
2013	14.597997	17.587845	20.48%	7,785
2012	13.034745	14.597997	11.99%	20,025
2011	13.527219	13.034745	-3.64%	26,902

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.125975	19.371248	6.87%	1,344
2019	16.223851	18.125975	11.72%	1,355
2018	17.119593	16.223851	-5.23%	1,365
2017	15.921777	17.119593	7.52%	1,365
2016	15.299250	15.921777	4.07%	1,365
2015	15.544880	15.299250	-1.58%	1,365
2014	15.075143	15.544880	3.12%	10,521
2013	13.858073	15.075143	8.78%	10,521
2012	13.029234	13.858073	6.36%	10,521
2011	12.966469	13.029234	0.48%	19,520
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	22.628272	28.942217	27.90%	0
2019	17.650690	22.628272	28.20%	0
2018	18.551749	17.650690	-4.86%	0
2017	14.508064	18.551749	27.87%	0
2016	14.448317	14.508064	0.41%	0
2015	14.230439	14.448317	1.53%	0
2014	13.122740	14.230439	8.44%	0
2013	9.916584	13.122740	32.33%	0
2012	8.673194	9.916584	14.34%	0
2011	9.103739	8.673194	-4.73%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	39.106510	45.776100	17.05%	0
2019	28.864472	39.106510	35.48%	0
2018	29.699516	28.864472	-2.81%	0
2017	23.694163	29.699516	25.35%	0
2016	23.222631	23.694163	2.03%	0
2015	22.445127	23.222631	3.46%	0
2014	20.954534	22.445127	7.11%	0
2013	15.569712	20.954534	34.59%	0
2012	13.325468	15.569712	16.84%	0
2011	13.844074	13.325468	-3.75%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	38.076711	44.432183	16.69%	10,520
2019	28.162334	38.076711	35.20%	19,432
2018	29.055924	28.162334	-3.08%	23,091
2017	23.225276	29.055924	25.10%	24,812
2016	22.830927	23.225276	1.73%	25,156
2015	22.123474	22.830927	3.20%	25,520
2014	20.699441	22.123474	6.88%	27,571
2013	15.427304	20.699441	34.17%	28,417
2012	13.232976	15.427304	16.58%	29,539
2011	13.784817	13.232976	-4.00%	26,956

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	29.374987	29.322652	-0.18%	0
2019	23.552912	29.374987	24.72%	0
2018	26.428770	23.552912	-10.88%	0
2017	24.754875	26.428770	6.76%	0
2016	20.915913	24.754875	18.35%	0
2015	22.232778	20.915913	-5.92%	0
2014	19.994028	22.232778	11.20%	0
2013	15.423673	19.994028	29.63%	0
2012	13.689520	15.423673	12.67%	0
2011	13.837289	13.689520	-1.07%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.794694	17.95%	1,483
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	36.212978	40.327383	11.36%	0
2019	29.273904	36.212978	23.70%	0
2018	33.557771	29.273904	-12.77%	0
2017	29.439274	33.557771	13.99%	0
2016	24.857936	29.439274	18.43%	0
2015	25.905822	24.857936	-4.04%	0
2014	24.048241	25.905822	7.72%	0
2013	18.359292	24.048241	30.99%	0
2012	15.875129	18.359292	15.65%	0
2011	16.545546	15.875129	-4.05%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	33.314687	37.008016	11.09%	165
2019	26.982058	33.314687	23.47%	915
2018	30.994685	26.982058	-12.95%	977
2017	27.238932	30.994685	13.79%	1,180
2016	23.052904	27.238932	18.16%	1,116
2015	24.083424	23.052904	-4.28%	1,773
2014	22.406594	24.083424	7.48%	1,947
2013	17.137066	22.406594	30.75%	2,610
2012	14.843294	17.137066	15.45%	2,674
2011	15.491435	14.843294	-4.18%	8,383
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.177358	21.583662	-2.68%	0
2019	18.189109	22.177358	21.93%	0
2018	21.276104	18.189109	-14.51%	0
2017	18.983052	21.276104	12.08%	0
2016	16.396345	18.983052	15.78%	0
2015	17.149372	16.396345	-4.39%	0
2014	14.885793	17.149372	15.21%	0
2013	11.144104	14.885793	33.58%	0
2012	9.729590	11.144104	14.54%	0
2011	10.117338	9.729590	-3.83%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	23.890632	33.049784	38.34%	643
2019	17.925289	23.890632	33.28%	654
2018	19.839209	17.925289	-9.65%	680
2017	16.166211	19.839209	22.72%	710
2016	15.195551	16.166211	6.39%	1,032
2015	15.353485	15.195551	-1.03%	1,044
2014	15.209183	15.353485	0.95%	1,086
2013	10.731836	15.209183	41.72%	1,086
2012	9.639140	10.731836	11.34%	1,086
2011	9.875639	9.639140	-2.39%	1,086
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	28.879542	29.896829	3.52%	0
2019	24.650446	28.879542	17.16%	0
2018	30.152770	24.650446	-18.25%	0
2017	28.081065	30.152770	7.38%	0
2016	22.648532	28.081065	23.99%	0
2015	24.479430	22.648532	-7.48%	0
2014	23.233359	24.479430	5.36%	0
2013	16.808300	23.233359	38.23%	0
2012	14.175320	16.808300	18.57%	0
2011	15.167118	14.175320	-6.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	25.689501	26.543510	3.32%	263
2019	21.984762	25.689501	16.85%	1,469
2018	26.947210	21.984762	-18.42%	1,542
2017	25.167321	26.947210	7.07%	1,628
2016	20.349964	25.167321	23.67%	1,902
2015	22.057671	20.349964	-7.74%	1,987
2014	20.985245	22.057671	5.11%	2,481
2013	15.222728	20.985245	37.85%	2,891
2012	12.853123	15.222728	18.44%	3,324
2011	13.808073	12.853123	-6.92%	5,354
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	33.031738	39.898357	20.79%	0
2019	26.702941	33.031738	23.70%	0
2018	31.048590	26.702941	-14.00%	0
2017	27.788066	31.048590	11.73%	0
2016	22.977925	27.788066	20.93%	0
2015	23.727724	22.977925	-3.16%	0
2014	23.906453	23.727724	-0.75%	0
2013	17.233110	23.906453	38.72%	0
2012	15.155539	17.233110	13.71%	0
2011	16.299792	15.155539	-7.02%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	32.436896	39.073400	20.46%	1,363
2019	26.283674	32.436896	23.41%	5,173
2018	30.631040	26.283674	-14.19%	6,106
2017	27.484215	30.631040	11.45%	6,230
2016	22.780204	27.484215	20.65%	6,092
2015	23.585862	22.780204	-3.42%	6,098
2014	23.824764	23.585862	-1.00%	6,449
2013	17.217710	23.824764	38.37%	6,685
2012	15.178252	17.217710	13.44%	6,738
2011	16.366531	15.178252	-7.26%	4,032
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	20.382422	22.755571	11.64%	0
2019	16.163535	20.382422	26.10%	0
2018	17.285022	16.163535	-6.49%	0
2017	14.072091	17.285022	22.83%	0
2016	12.588143	14.072091	11.79%	0
2015	12.940693	12.588143	-2.72%	0
2014	12.335328	12.940693	4.91%	0
2013	8.729324	12.335328	41.31%	4,080
2012	7.589381	8.729324	15.02%	0
2011	8.725708	7.589381	-13.02%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	21.431904	23.918753	11.60%	0
2020	21.431904	23.918753	11.60%	0
2019	17.276197	21.431904	24.05%	0
2018	18.628471	17.276197	-7.26%	0
2017	15.951042	18.628471	16.79%	0
2016	14.713646	15.951042	8.41%	0
2015	14.993858	14.713646	-1.87%	0
2014	13.769937	14.993858	8.89%	0
2013	10.079269	13.769937	36.62%	0
2012	9.182447	10.079269	9.77%	0
2011	9.633034	9.182447	-4.68%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	21.208048	23.664125	11.58%	0
2019	17.090473	21.208048	24.09%	0
2018	18.444712	17.090473	-7.34%	0
2017	15.827718	18.444712	16.53%	0
2016	14.600286	15.827718	8.41%	0
2015	14.892474	14.600286	-1.96%	0
2014	13.688335	14.892474	8.80%	0
2013	10.035019	13.688335	36.41%	0
2012	9.151616	10.035019	9.65%	0
2011	9.609219	9.151616	-4.76%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	17.311260	16.071872	-7.16%	205
2019	13.479819	17.311260	28.42%	468
2018	14.272300	13.479819	-5.55%	468
2017	13.657356	14.272300	4.50%	468
2016	12.942850	13.657356	5.52%	468
2015	13.935441	12.942850	-7.12%	468
2014	11.006272	13.935441	26.61%	2,042
2013	10.885630	11.006272	1.11%	2,042
2012	9.566744	10.885630	13.79%	2,107
2011	9.155055	9.566744	4.50%	1,017
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.272533	32.73%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020*	10.000000	13.251870	32.52%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.442135	10.571421	1.24%	0
2019	10.190045	10.442135	2.47%	0
2018	10.267149	10.190045	-0.75%	0
2017	10.266224	10.267149	0.01%	180
2016	10.173900	10.266224	0.91%	180
2015	10.369443	10.173900	-1.89%	180
2014	10.480927	10.369443	-1.06%	180
2013	10.634719	10.480927	-1.45%	180
2012	10.434896	10.634719	1.91%	180
2011	10.462925	10.434896	-0.27%	180
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	22.605123	35.718790	58.01%	407
2019	16.779686	22.605123	34.72%	0
2018	18.337870	16.779686	-8.50%	0
2017	14.605797	18.337870	25.55%	0
2016	13.988065	14.605797	4.42%	0
2015	14.257593	13.988065	-1.89%	0
2014	13.962704	14.257593	2.11%	0
2013	10.232209	13.962704	36.46%	3,589
2012	9.066008	10.232209	12.86%	4,089
2011	9.637421	9.066008	-5.93%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	28.610947	33.677733	17.71%	0
2019	23.085629	28.610947	23.93%	0
2018	24.875525	23.085629	-7.20%	0
2017	21.334217	24.875525	16.60%	0
2016	19.723973	21.334217	8.16%	0
2015	20.127828	19.723973	-2.01%	0
2014	18.521805	20.127828	8.67%	0
2013	13.672110	18.521805	35.47%	0
2012	12.513892	13.672110	9.26%	0
2011	13.114504	12.513892	-4.58%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.859929	12.444358	4.93%	0
2019	10.507097	11.859929	12.88%	2,680
2018	11.214586	10.507097	-6.31%	2,680
2017	10.375889	11.214586	8.08%	2,680
2016	9.308813	10.375889	11.46%	2,680
2015	9.684433	9.308813	-3.88%	0
2014*	10.000000	9.684433	-3.16%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.776255	12.829874	8.95%	0
2019	11.187734	11.776255	5.26%	0
2018	11.847452	11.187734	-5.57%	0
2017	10.866940	11.847452	9.02%	0
2016	10.726126	10.866940	1.31%	0
2015	11.737190	10.726126	-8.61%	0
2014	11.886205	11.737190	-1.25%	0
2013	12.921925	11.886205	-8.02%	0
2012	12.473254	12.921925	3.60%	0
2011	11.685600	12.473254	6.74%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.307185	11.453590	1.29%	0
2019	11.051564	11.307185	2.31%	0
2018	11.199964	11.051564	-1.33%	0
2017	11.235123	11.199964	-0.31%	0
2016	11.264522	11.235123	-0.26%	0
2015	11.418032	11.264522	-1.34%	0
2014	11.511662	11.418032	-0.81%	1,427
2013	11.720122	11.511662	-1.78%	1,427
2012	11.257793	11.720122	4.11%	1,486
2011	11.320459	11.257793	-0.55%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	18.062585	24.666253	36.56%	354
2019	13.417125	18.062585	34.62%	354
2018	13.312726	13.417125	0.78%	354
2017	10.329495	13.312726	28.88%	354
2016*	10.000000	10.329495	3.29%	354

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	16.763381	18.499700	10.36%	0
2019	13.605168	16.763381	23.21%	0
2018	17.086527	13.605168	-20.37%	0
2017	13.710426	17.086527	24.62%	0
2016	14.275937	13.710426	-3.96%	0
2015	14.480406	14.275937	-1.41%	0
2014	15.777790	14.480406	-8.22%	0
2013	12.513462	15.777790	26.09%	0
2012	10.425944	12.513462	20.02%	0
2011	12.748786	10.425944	-18.22%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	13.005670	13.547013	4.16%	0
2019	10.130318	13.005670	28.38%	0
2018	11.245308	10.130318	-9.92%	0
2017*	10.000000	11.245308	12.45%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2020	26.118637	26.732764	2.35%	0
2019	21.353509	26.118637	22.32%	0
2018	27.090169	21.353509	-21.18%	0
2017	25.507613	27.090169	6.20%	0
2016	20.321080	25.507613	25.52%	0
2015	21.554773	20.321080	-5.72%	0
2014	21.167252	21.554773	1.83%	0
2013	15.400554	21.167252	37.44%	0
2012	13.315099	15.400554	15.66%	0
2011	14.195273	13.315099	-6.20%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.717076	6.688167	16.99%	0
2019	5.206008	5.717076	9.82%	0
2018	7.388487	5.206008	-29.54%	0
2017	7.655398	7.388487	-3.49%	0
2016	5.421806	7.655398	41.20%	0
2015	8.297416	5.421806	-34.66%	0
2014	10.449910	8.297416	-20.60%	0
2013	9.623642	10.449910	8.59%	0
2012*	10.000000	9.623642	-3.76%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.876782	6.891457	17.27%	0
2019	5.335977	5.876782	10.14%	0
2018	7.557622	5.335977	-29.40%	0
2017	7.808870	7.557622	-3.22%	0
2016	5.519062	7.808870	41.49%	0
2015	8.423515	5.519062	-34.48%	0
2014	10.576837	8.423515	-20.36%	0
2013	9.719512	10.576837	8.82%	0
2012*	10.000000	9.719512	-2.80%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	35.795876	55.605647	55.34%	0
2019	29.127361	35.795876	22.89%	0
2018	29.206280	29.127361	-0.27%	0
2017	23.569943	29.206280	23.91%	0
2016	22.218773	23.569943	6.08%	0
2015	23.238485	22.218773	-4.39%	0
2014	24.056114	23.238485	-3.40%	0
2013	16.264758	24.056114	47.90%	0
2012	15.315916	16.264758	6.20%	764
2011	16.306131	15.315916	-6.07%	764

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	26.328318	26.547645	0.83%	560
2019	21.645586	26.328318	21.63%	560
2018	23.365235	21.645586	-7.36%	1,069
2017	20.020702	23.365235	16.71%	1,170
2016	18.317523	20.020702	9.30%	1,228
2015	18.353527	18.317523	-0.20%	1,347
2014	17.066424	18.353527	7.54%	1,424
2013	12.886152	17.066424	32.44%	1,711
2012	11.169953	12.886152	15.36%	2,348
2011	10.701578	11.169953	4.38%	3,801
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	16.839175	16.936089	0.58%	883
2019	14.652833	16.839175	14.92%	890
2018	19.335355	14.652833	-24.22%	1,857
2017	15.707115	19.335355	23.10%	1,940
2016	16.090253	15.707115	-2.38%	2,081
2015	15.968421	16.090253	0.76%	4,709
2014	17.348980	15.968421	-7.96%	4,737
2013	14.365743	17.348980	20.77%	4,774
2012	12.785103	14.365743	12.36%	4,886
2011	16.127664	12.785103	-20.73%	5,062
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	31.779843	42.262686	32.99%	5,947
2019	24.036550	31.779843	32.21%	5,947
2018	23.875073	24.036550	0.68%	5,976
2017	18.425966	23.875073	29.57%	5,976
2016	18.294033	18.425966	0.72%	5,976
2015	16.770995	18.294033	9.08%	4,254
2014	14.971617	16.770995	12.02%	4,254
2013	11.105886	14.971617	34.81%	3,056
2012	9.719774	11.105886	14.26%	3,056
2011	10.211697	9.719774	-5.29%	2,600
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	36.140221	36.647769	1.40%	2,454
2019	30.631480	36.140221	17.98%	2,413
2018	36.754224	30.631480	-16.66%	2,417
2017	33.097132	36.754224	11.05%	3,013
2016	26.951746	33.097132	22.80%	3,438
2015	29.043797	26.951746	-7.20%	3,658
2014	27.092363	29.043797	7.20%	3,719
2013	20.004091	27.092363	35.43%	3,766
2012	17.160666	20.004091	16.57%	3,978
2011	19.084678	17.160666	-10.08%	3,959

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.686764	21.007952	18.78%	0
2019	15.264116	17.686764	15.87%	0
2018	16.785902	15.264116	-9.07%	0
2017	15.001598	16.785902	11.89%	0
2016	14.686033	15.001598	2.15%	0
2015	15.075762	14.686033	-2.59%	545
2014	15.030474	15.075762	0.30%	545
2013	13.350274	15.030474	12.59%	545
2012	12.338136	13.350274	8.20%	545
2011	13.012002	12.338136	-5.18%	545
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.088827	13.889871	6.12%	0
2019	11.098105	13.088827	17.94%	0
2018	13.378083	11.098105	-17.04%	0
2017	11.817555	13.378083	13.21%	0
2016	10.424458	11.817555	13.36%	0
2015	10.867426	10.424458	-4.08%	0
2014*	10.000000	10.867426	8.67%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	36.569060	39.811726	8.87%	0
2019	30.408973	36.569060	20.26%	0
2018	33.953850	30.408973	-10.44%	0
2017	30.696922	33.953850	10.61%	0
2016	24.811362	30.696922	23.72%	0
2015	25.816221	24.811362	-3.89%	0
2014	24.957784	25.816221	3.44%	0
2013	18.024673	24.957784	38.46%	0
2012	15.826981	18.024673	13.89%	0
2011	15.993802	15.826981	-1.04%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	32.096466	37.270474	16.12%	0
2019	24.864547	32.096466	29.09%	0
2018	26.499508	24.864547	-6.17%	0
2017	22.156632	26.499508	19.60%	0
2016	20.156191	22.156632	9.92%	0
2015	20.259642	20.156191	-0.51%	0
2014	18.152226	20.259642	11.61%	0
2013	13.972246	18.152226	29.92%	0
2012	12.269069	13.972246	13.88%	0
2011	12.238356	12.269069	0.25%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	34.981774	40.519397	15.83%	1,011
2019	27.170395	34.981774	28.75%	1,206
2018	29.023701	27.170395	-6.39%	1,421
2017	24.332678	29.023701	19.28%	1,644
2016	22.188614	24.332678	9.66%	1,896
2015	22.355266	22.188614	-0.75%	2,193
2014	20.086572	22.355266	11.29%	0
2013	15.499025	20.086572	29.60%	0
2012	13.640792	15.499025	13.62%	14,318
2011	13.641088	13.640792	0.00%	14,318
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	27.023331	33.011223	22.16%	0
2019	20.439815	27.023331	32.21%	0
2018	21.730656	20.439815	-5.94%	0
2017	19.146994	21.730656	13.49%	0
2016	17.628754	19.146994	8.61%	0
2015	18.506642	17.628754	-4.74%	0
2014	16.577434	18.506642	11.64%	0
2013	12.540091	16.577434	32.20%	0
2012	11.381548	12.540091	10.18%	0
2011	11.462920	11.381548	-0.71%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.893195	10.933196	0.37%	0
2019	10.338483	10.893195	5.37%	0
2018	10.516551	10.338483	-1.69%	0
2017	10.331431	10.516551	1.79%	0
2016	9.636864	10.331431	7.21%	0
2015	9.891704	9.636864	-2.58%	0
2014*	10.000000	9.891704	-1.08%	0
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	26.061861	27.044882	3.77%	3,854
2019	23.206712	26.061861	12.30%	3,862
2018	24.423968	23.206712	-4.98%	3,869
2017	23.291426	24.423968	4.86%	3,879
2016	20.666540	23.291426	12.70%	4,174
2015	21.590392	20.666540	-4.28%	5,398
2014	21.422897	21.590392	0.78%	10,307
2013	20.398546	21.422897	5.02%	10,562
2012	18.136415	20.398546	12.47%	10,838
2011	17.565908	18.136415	3.25%	26,231
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.671759	10.575220	-0.90%	0
2019	9.044102	10.671759	18.00%	0
2018*	10.000000	9.044102	-9.56%	545

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	16.184586	17.218688	6.39%	0
2019	15.028510	16.184586	7.69%	0
2018	15.365334	15.028510	-2.19%	0
2017	15.008797	15.365334	2.38%	0
2016	14.690376	15.008797	2.17%	0
2015	14.965679	14.690376	-1.84%	0
2014	14.653208	14.965679	2.13%	0
2013	14.738931	14.653208	-0.58%	0
2012	13.651931	14.738931	7.96%	0
2011	13.565046	13.651931	0.64%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	15.659467	16.620070	6.13%	4,068
2019	14.577441	15.659467	7.42%	4,419
2018	14.932768	14.577441	-2.38%	4,625
2017	14.626504	14.932768	2.09%	4,071
2016	14.356643	14.626504	1.88%	4,336
2015	14.654477	14.356643	-2.03%	3,719
2014	14.387353	14.654477	1.86%	3,783
2013	14.512384	14.387353	-0.86%	3,817
2012	13.475945	14.512384	7.69%	5,681
2011	13.427213	13.475945	0.36%	4,980
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ
2020	17.464194	20.132783	15.28%	0
2019	14.469785	17.464194	20.69%	0
2018	15.942612	14.469785	-9.24%	0
2017	13.649144	15.942612	16.80%	0
2016	13.552963	13.649144	0.71%	0
2015	13.777466	13.552963	-1.63%	0
2014	13.240139	13.777466	4.06%	0
2013	10.998506	13.240139	20.38%	0
2012	9.691455	10.998506	13.49%	0
2011	10.506944	9.691455	-7.76%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ
2020	15.759866	18.136292	15.08%	457
2019	13.074891	15.759866	20.54%	480
2018	14.425741	13.074891	-9.36%	503
2017	12.371894	14.425741	16.60%	533
2016	12.304762	12.371894	0.55%	557
2015	12.527989	12.304762	-1.78%	585
2014	12.061846	12.527989	3.86%	614
2013	10.040226	12.061846	20.14%	641
2012	8.864139	10.040226	13.27%	665
2011	9.630111	8.864139	-7.95%	690

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2020	18.782597	21.206071	12.90%	0
2019	16.154422	18.782597	16.27%	0
2018	17.362902	16.154422	-6.96%	0
2017	15.485597	17.362902	12.12%	0
2016	15.276941	15.485597	1.37%	0
2015	15.521428	15.276941	-1.58%	0
2014	14.925228	15.521428	3.99%	0
2013	13.128691	14.925228	13.68%	0
2012	11.867994	13.128691	10.62%	0
2011	12.393722	11.867994	-4.24%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	17.278367	19.473269	12.70%	0
2019	14.879206	17.278367	16.12%	0
2018	16.022077	14.879206	-7.13%	0
2017	14.314593	16.022077	11.93%	0
2016	14.145058	14.314593	1.20%	0
2015	14.383735	14.145058	-1.66%	0
2014	13.850517	14.383735	3.85%	0
2013	12.203728	13.850517	13.49%	1,518
2012	11.050547	12.203728	10.44%	1,518
2011	11.555243	11.050547	-4.37%	1,518
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2020	22.468551	27.044549	20.37%	0
2019	18.369697	22.468551	22.31%	0
2018	19.502562	18.369697	-5.81%	0
2017	17.048954	19.502562	14.39%	0
2016	16.168125	17.048954	5.45%	0
2015	16.348065	16.168125	-1.10%	0
2014	15.091026	16.348065	8.33%	0
2013	12.833863	15.091026	17.59%	0
2012	11.346444	12.833863	13.11%	0
2011	11.983356	11.346444	-5.31%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	22.839741	27.447325	20.17%	1,530
2019	18.701229	22.839741	22.13%	1,699
2018	19.890373	18.701229	-5.98%	1,784
2017	17.407405	19.890373	14.26%	2,002
2016	16.535646	17.407405	5.27%	2,137
2015	16.744187	16.535646	-1.25%	2,451
2014	15.466858	16.744187	8.26%	2,636
2013	13.177345	15.466858	17.37%	4,281
2012	11.663512	13.177345	12.98%	4,641
2011	12.324296	11.663512	-5.36%	4,791

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2020	21.803983	28.638004	31.34%	0
2019	17.050514	21.803983	27.88%	0
2018	18.236125	17.050514	-6.50%	0
2017	14.973872	18.236125	21.79%	0
2016	14.808509	14.973872	1.12%	0
2015	14.877175	14.808509	-0.46%	0
2014	13.634923	14.877175	9.11%	0
2013	10.012655	13.634923	36.18%	0
2012	8.299593	10.012655	20.64%	0
2011	8.666971	8.299593	-4.24%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	21.157367	27.760395	31.21%	17
2019	16.562156	21.157367	27.75%	17
2018	17.750411	16.562156	-6.69%	17
2017	14.605561	17.750411	21.53%	22
2016	14.457932	14.605561	1.02%	52
2015	14.544046	14.457932	-0.59%	1,484
2014	13.356759	14.544046	8.89%	1,602
2013	9.818090	13.356759	36.04%	228
2012	8.162165	9.818090	20.29%	228
2011	8.530743	8.162165	-4.32%	228
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	22.551207	23.642870	4.84%	0
2019	17.999512	22.551207	25.29%	0
2018	19.971574	17.999512	-9.87%	0
2017	17.991607	19.971574	11.00%	0
2016	15.507100	17.991607	16.02%	0
2015	16.431076	15.507100	-5.62%	0
2014	15.369316	16.431076	6.91%	0
2013	12.201283	15.369316	25.96%	0
2012	10.581418	12.201283	15.31%	0
2011	10.661560	10.581418	-0.75%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	23.887246	25.018900	4.74%	2,438
2019	19.098559	23.887246	25.07%	2,590
2018	21.222780	19.098559	-10.01%	3,233
2017	19.144985	21.222780	10.85%	4,789
2016	16.528364	19.144985	15.83%	5,015
2015	17.540580	16.528364	-5.77%	5,797
2014	16.432395	17.540580	6.74%	6,359
2013	13.064084	16.432395	25.78%	8,349
2012	11.342512	13.064084	15.18%	11,987
2011	11.451578	11.342512	-0.95%	15,455

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2020	10.594323	10.458167	-1.29%	0
2019	10.553043	10.594323	0.39%	0
2018	10.551924	10.553043	0.01%	0
2017	10.650649	10.551924	-0.93%	0
2016	10.801277	10.650649	-1.39%	0
2015	10.973833	10.801277	-1.57%	0
2014	11.151152	10.973833	-1.59%	0
2013	11.329182	11.151152	-1.57%	0
2012	11.498267	11.329182	-1.47%	0
2011	11.671972	11.498267	-1.49%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2020	22.198962	23.533512	6.01%	0
2019	17.361472	22.198962	27.86%	0
2018	19.406515	17.361472	-10.54%	0
2017	16.888515	19.406515	14.91%	0
2016	14.802201	16.888515	14.09%	0
2015	15.405045	14.802201	-3.91%	0
2014	14.182444	15.405045	8.62%	0
2013	10.799466	14.182444	31.33%	0
2012	9.269695	10.799466	16.50%	0
2011	9.274087	9.269695	-0.05%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	22.194941	23.498329	5.87%	7,469
2019	17.393367	22.194941	27.61%	7,627
2018	19.467360	17.393367	-10.65%	8,351
2017	16.964815	19.467360	14.75%	8,606
2016	14.886497	16.964815	13.96%	8,837
2015	15.522609	14.886497	-4.10%	9,164
2014	14.311311	15.522609	8.46%	9,459
2013	10.914829	14.311311	31.12%	9,794
2012	9.380926	10.914829	16.35%	10,349
2011	9.405334	9.380926	-0.26%	9,704
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	25.398571	35.926600	41.45%	0
2019	19.235795	25.398571	32.04%	0
2018	19.604361	19.235795	-1.88%	0
2017	14.756808	19.604361	32.85%	0
2016	14.889837	14.756808	-0.89%	0
2015	14.135045	14.889837	5.34%	0
2014	12.919427	14.135045	9.41%	0
2013	9.639537	12.919427	34.03%	517
2012	8.552614	9.639537	12.71%	517
2011	8.679131	8.552614	-1.46%	517

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	19.300379	27.262645	41.25%	3,068
2019	14.639999	19.300379	31.83%	3,578
2018	14.944012	14.639999	-2.03%	3,824
2017	11.264369	14.944012	32.67%	4,230
2016	11.384424	11.264369	-1.05%	5,241
2015	10.822321	11.384424	5.19%	5,639
2014	9.907207	10.822321	9.24%	5,997
2013	7.403072	9.907207	33.83%	8,489
2012	6.576518	7.403072	12.57%	9,274
2011	6.685398	6.576518	-1.63%	18,733
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	16.374712	16.539522	1.01%	0
2019	14.480437	16.374712	13.08%	0
2018	15.266892	14.480437	-5.15%	0
2017	14.489852	15.266892	5.36%	0
2016	12.874430	14.489852	12.55%	0
2015	13.594362	12.874430	-5.30%	0
2014	13.668529	13.594362	-0.54%	0
2013	13.120113	13.668529	4.18%	0
2012	11.676381	13.120113	12.36%	0
2011	11.417544	11.676381	2.27%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	17.305242	17.441010	0.78%	14
2019	15.323443	17.305242	12.93%	14
2018	16.160101	15.323443	-5.18%	14
2017	15.360211	16.160101	5.21%	18
2016	13.672053	15.360211	12.35%	780
2015	14.453110	13.672053	-5.40%	967
2014	14.556492	14.453110	-0.71%	1,075
2013	13.995670	14.556492	4.01%	1,084
2012	12.480138	13.995670	12.14%	1,091
2011	12.228197	12.480138	2.06%	1,674
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2020	24.853050	28.915973	16.35%	0
2019	19.228736	24.853050	29.25%	0
2018	20.462271	19.228736	-6.03%	0
2017	17.084367	20.462271	19.77%	0
2016	15.520650	17.084367	10.08%	0
2015	15.565325	15.520650	-0.29%	0
2014	13.928269	15.565325	11.75%	0
2013	10.703477	13.928269	30.13%	733
2012	9.384348	10.703477	14.06%	733
2011	9.346063	9.384348	0.41%	733

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2020	19.463900	20.951804	7.64%	0
2019	18.036849	19.463900	7.91%	0
2018	18.429550	18.036849	-2.13%	0
2017	17.970610	18.429550	2.55%	0
2016	17.435319	17.970610	3.07%	0
2015	17.824927	17.435319	-2.19%	0
2014	17.117198	17.824927	4.13%	0
2013	17.710362	17.117198	-3.35%	0
2012	16.996532	17.710362	4.20%	0
2011	16.091970	16.996532	5.62%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	68.183697	79.195724	16.15%	0
2019	56.176198	68.183697	21.37%	0
2018	66.887140	56.176198	-16.01%	0
2017	56.312605	66.887140	18.78%	0
2016	51.043036	56.312605	10.32%	0
2015	52.662922	51.043036	-3.08%	0
2014	50.396549	52.662922	4.50%	0
2013	37.641221	50.396549	33.89%	0
2012	33.337285	37.641221	12.91%	0
2011	37.944960	33.337285	-12.14%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	41.708976	48.374748	15.98%	868
2019	34.412879	41.708976	21.20%	899
2018	41.038183	34.412879	-16.14%	929
2017	34.598092	41.038183	18.61%	1,582
2016	31.413583	34.598092	10.14%	3,119
2015	32.452987	31.413583	-3.20%	3,637
2014	31.104567	32.452987	4.34%	3,847
2013	23.265015	31.104567	33.70%	4,055
2012	20.638654	23.265015	12.73%	4,602
2011	23.526971	20.638654	-12.28%	6,616
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	17.059398	19.387401	13.65%	0
2019	13.578935	17.059398	25.63%	0
2018	16.214573	13.578935	-16.25%	0
2017	12.664839	16.214573	28.03%	0
2016	13.564942	12.664839	-6.64%	0
2015	13.320588	13.564942	1.83%	0
2014	14.740150	13.320588	-9.63%	0
2013	11.489545	14.740150	28.29%	0
2012	9.686950	11.489545	18.61%	0
2011	11.893243	9.686950	-18.55%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	13.378776	15.183336	13.49%	16
2019	10.663683	13.378776	25.46%	16
2018	12.759293	10.663683	-16.42%	31
2017	9.974863	12.759293	27.91%	49
2016	10.700344	9.974863	-6.78%	668
2015	10.527312	10.700344	1.64%	1,054
2014	11.666467	10.527312	-9.76%	1,189
2013	9.108383	11.666467	28.08%	1,316
2012	7.689753	9.108383	18.45%	1,473
2011	9.453933	7.689753	-18.66%	1,608
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2020	24.629451	25.745072	4.53%	0
2019	18.961089	24.629451	29.89%	0
2018	22.400246	18.961089	-15.35%	0
2017	19.702551	22.400246	13.69%	0
2016	17.893005	19.702551	10.11%	0
2015	18.333696	17.893005	-2.40%	0
2014	16.739307	18.333696	9.52%	0
2013	12.858907	16.739307	30.18%	0
2012	10.818104	12.858907	18.86%	0
2011	11.281298	10.818104	-4.11%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2020	23.951858	24.987633	4.32%	0
2019	18.457710	23.951858	29.77%	0
2018	21.834681	18.457710	-15.47%	0
2017	19.233725	21.834681	13.52%	0
2016	17.496823	19.233725	9.93%	0
2015	17.956078	17.496823	-2.56%	0
2014	16.423987	17.956078	9.33%	0
2013	12.627265	16.423987	30.07%	0
2012	10.645487	12.627265	18.62%	0
2011	11.115971	10.645487	-4.23%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	29.936830	31.867114	6.45%	0
2019	22.654858	29.936830	32.14%	0
2018	27.852576	22.654858	-18.66%	0
2017	23.742956	27.852576	17.31%	0
2016	22.038969	23.742956	7.73%	0
2015	23.103109	22.038969	-4.61%	0
2014	22.006044	23.103109	4.99%	0
2013	17.144136	22.006044	28.36%	0
2012	13.708373	17.144136	25.06%	0
2011	15.283186	13.708373	-10.30%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	27.555799	29.289564	6.29%	0
2019	20.882949	27.555799	31.95%	0
2018	25.726193	20.882949	-18.83%	0
2017	21.953368	25.726193	17.19%	0
2016	20.416344	21.953368	7.53%	487
2015	21.432120	20.416344	-4.74%	797
2014	20.448769	21.432120	4.81%	791
2013	15.962858	20.448769	28.10%	841
2012	12.767504	15.962858	25.03%	1,250
2011	14.263853	12.767504	-10.49%	1,284
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.734686	16.201595	9.96%	0
2019	12.493206	14.734686	17.94%	0
2018	14.053517	12.493206	-11.10%	0
2017	12.753651	14.053517	10.19%	0
2016	11.451128	12.753651	11.37%	0
2015	12.408313	11.451128	-7.71%	0
2014	12.260892	12.408313	1.20%	0
2013	10.067148	12.260892	21.79%	0
2012	8.871033	10.067148	13.48%	0
2011	9.156174	8.871033	-3.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2020	32.876769	37.600567	14.37%	0
2019	25.783296	32.876769	27.51%	0
2018	27.538439	25.783296	-6.37%	0
2017	23.156872	27.538439	18.92%	0
2016	20.229242	23.156872	14.47%	0
2015	21.285262	20.229242	-4.96%	0
2014	19.844214	21.285262	7.26%	0
2013	15.506715	19.844214	27.97%	0
2012	14.048912	15.506715	10.38%	0
2011	13.431579	14.048912	4.60%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	16.933035	16.509484	-2.50%	0
2019	15.250590	16.933035	11.03%	0
2018	18.293246	15.250590	-16.63%	0
2017	15.885972	18.293246	15.15%	0
2016	15.018693	15.885972	5.77%	0
2015	16.290627	15.018693	-7.81%	0
2014	18.578164	16.290627	-12.31%	0
2013	15.315611	18.578164	21.30%	0
2012	13.124527	15.315611	16.69%	0
2011	14.893183	13.124527	-11.88%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	26.642748	37.226947	39.73%	0
2019	19.846512	26.642748	34.24%	0
2018	20.987578	19.846512	-5.44%	0
2017	16.789925	20.987578	25.00%	922
2016	16.724856	16.789925	0.39%	1,868
2015	16.226051	16.724856	3.07%	3,404
2014	15.244613	16.226051	6.44%	3,414
2013	11.082178	15.244613	37.56%	3,546
2012	9.932155	11.082178	11.58%	3,995
2011	10.782362	9.932155	-7.89%	5,227
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	25.647851	24.962706	-2.67%	1,068
2019	20.861754	25.647851	22.94%	1,068
2018	24.195205	20.861754	-13.78%	1,068
2017	20.912054	24.195205	15.70%	2,386
2016	18.165344	20.912054	15.12%	2,723
2015	19.679849	18.165344	-7.70%	2,779
2014	18.331584	19.679849	7.35%	3,755
2013	13.733238	18.331584	33.48%	2,797
2012	11.736042	13.733238	17.02%	5,246
2011	12.183322	11.736042	-3.67%	9,865
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	20.315767	22.759547	12.03%	0
2019	16.009128	20.315767	26.90%	0
2018	17.958229	16.009128	-10.85%	0
2017	16.124917	17.958229	11.37%	0
2016	14.861052	16.124917	8.50%	0
2015	16.027526	14.861052	-7.28%	0
2014	15.061222	16.027526	6.42%	0
2013	11.842260	15.061222	27.18%	0
2012	10.568177	11.842260	12.06%	0
2011	10.746456	10.568177	-1.66%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	19.646011	21.955230	11.75%	1,776
2019	15.517285	19.646011	26.61%	1,794
2018	17.447965	15.517285	-11.07%	1,808
2017	15.708125	17.447965	11.08%	1,824
2016	14.509113	15.708125	8.26%	1,839
2015	15.686701	14.509113	-7.51%	1,934
2014	14.781918	15.686701	6.12%	1,934
2013	11.650909	14.781918	26.87%	1,934
2012	10.422003	11.650909	11.79%	1,934
2011	10.622302	10.422003	-1.89%	1,934
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020*	10.000000	14.667813	46.68%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.632584	46.33%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	33.400611	41.949856	25.60%	0
2019	25.756340	33.400611	29.68%	0
2018	30.151712	25.756340	-14.58%	0
2017	22.420023	30.151712	34.49%	0
2016	22.764930	22.420023	-1.52%	0
2015	22.257270	22.764930	2.28%	0
2014	22.112330	22.257270	0.66%	0
2013	17.651607	22.112330	25.27%	0
2012	14.793433	17.651607	19.32%	0
2011	16.392550	14.793433	-9.76%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	31.940370	40.021318	25.30%	11
2019	24.692768	31.940370	29.35%	11
2018	28.977792	24.692768	-14.79%	29
2017	21.601746	28.977792	34.15%	1,186
2016	21.986572	21.601746	-1.75%	2,186
2015	21.552600	21.986572	2.01%	6,653
2014	21.461801	21.552600	0.42%	6,046
2013	17.174930	21.461801	24.96%	4,208
2012	14.431346	17.174930	19.01%	4,569
2011	16.032710	14.431346	-9.99%	4,737
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.914641	11.105230	1.75%	0
2019	10.010602	10.914641	9.03%	0
2018	10.642292	10.010602	-5.94%	0
2017	10.176541	10.642292	4.58%	0
2016	9.707376	10.176541	4.83%	0
2015	10.093391	9.707376	-3.82%	0
2014	9.974364	10.093391	1.19%	0
2013	10.149985	9.974364	-1.73%	0
2012*	10.000000	10.149985	1.50%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	19.074188	19.330536	1.34%	4,153
2019	17.525504	19.074188	8.84%	4,177
2018	18.659050	17.525504	-6.08%	4,643
2017	17.882152	18.659050	4.34%	4,729
2016	17.100749	17.882152	4.57%	5,558
2015	17.822951	17.100749	-4.05%	11,488
2014	17.672453	17.822951	0.85%	11,791
2013	18.025979	17.672453	-1.96%	12,112
2012	16.190780	18.025979	11.33%	13,629
2011	16.347261	16.190780	-0.96%	13,963

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	26.250774	29.379856	11.92%	10
2019	20.803065	26.250774	26.19%	10
2018	24.934733	20.803065	-16.57%	10
2017	20.646696	24.934733	20.77%	13
2016	21.128695	20.646696	-2.28%	30
2015	22.049075	21.128695	-4.17%	127
2014	22.387510	22.049075	-1.51%	197
2013	19.164336	22.387510	16.82%	251
2012	16.898792	19.164336	13.41%	461
2011	18.464123	16.898792	-8.48%	572
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	26.818687	30.003263	11.87%	1,313
2019	20.688638	26.818687	29.63%	1,337
2018	22.879639	20.688638	-9.58%	2,521
2017	19.934341	22.879639	14.77%	2,593
2016	18.201135	19.934341	9.52%	3,647
2015	17.939727	18.201135	1.46%	10,688
2014	16.513888	17.939727	8.63%	10,894
2013	12.768157	16.513888	29.34%	11,103
2012	11.127959	12.768157	14.74%	12,203
2011	11.344210	11.127959	-1.91%	16,556
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares - Q/NQ
2020	25.523959	27.438091	7.50%	0
2019	20.705253	25.523959	23.27%	0
2018	23.738387	20.705253	-12.78%	0
2017	20.991578	23.738387	13.09%	0
2016	18.805565	20.991578	11.62%	0
2015	19.913568	18.805565	-5.56%	0
2014	19.378132	19.913568	2.76%	0
2013	15.287956	19.378132	26.75%	0
2012	14.003095	15.287956	9.18%	0
2011	15.199801	14.003095	-7.87%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	37.595276	44.366194	18.01%	0
2019	30.209736	37.595276	24.45%	0
2018	34.238558	30.209736	-11.77%	0
2017	30.478931	34.238558	12.34%	0
2016	26.236578	30.478931	16.17%	0
2015	28.334759	26.236578	-7.40%	0
2014	25.725509	28.334759	10.14%	0
2013	18.539414	25.725509	38.76%	0
2012	15.969146	18.539414	16.10%	0
2011	16.595454	15.969146	-3.77%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	21.316282	25.093953	17.72%	0
2019	17.174556	21.316282	24.12%	0
2018	19.511743	17.174556	-11.98%	0
2017	17.406736	19.511743	12.09%	0
2016	15.032419	17.406736	15.79%	0
2015	16.268221	15.032419	-7.60%	0
2014	14.807041	16.268221	9.87%	0
2013	10.700697	14.807041	38.37%	0
2012	9.242007	10.700697	15.78%	0
2011	9.621252	9.242007	-3.94%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.858347	12.932900	19.11%	0
2019	8.624239	10.858347	25.90%	0
2018	10.895617	8.624239	-20.85%	0
2017	8.756554	10.895617	24.43%	0
2016	9.146919	8.756554	-4.27%	0
2015	9.015644	9.146919	1.46%	0
2014*	10.000000	9.015644	-9.84%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.455999	19.560480	12.06%	18
2019	14.567317	17.455999	19.83%	29
2018	15.657141	14.567317	-6.96%	40
2017	13.452753	15.657141	16.39%	51
2016	14.031260	13.452753	-4.12%	63
2015	15.558006	14.031260	-9.81%	622
2014	16.689770	15.558006	-6.78%	635
2013	13.554536	16.689770	23.13%	648
2012	11.558890	13.554536	17.27%	547
2011	12.658677	11.558890	-8.69%	547
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.335445	10.040360	-2.86%	0
2019	8.890569	10.335445	16.25%	0
2018	11.094857	8.890569	-19.87%	0
2017	8.820307	11.094857	25.79%	0
2016	7.421179	8.820307	18.85%	0
2015	9.434032	7.421179	-21.34%	0
2014*	10.000000	9.434032	-5.66%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	24.055006	32.219918	33.94%	14
2019	17.678862	24.055006	36.07%	14
2018	17.798236	17.678862	-0.67%	14
2017	14.277816	17.798236	24.66%	18
2016	13.869155	14.277816	2.95%	444
2015	13.496446	13.869155	2.76%	4,423
2014	12.634581	13.496446	6.82%	4,520
2013	9.357371	12.634581	35.02%	7,006
2012	8.168370	9.357371	14.56%	7,464
2011	8.846287	8.168370	-7.66%	9,736
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	33.250963	47.634271	43.26%	13
2019	23.918961	33.250963	39.02%	13
2018	24.734914	23.918961	-3.30%	13
2017	19.896665	24.734914	24.32%	1,081
2016	18.584121	19.896665	7.06%	1,118
2015	19.300470	18.584121	-3.71%	1,334
2014	21.203454	19.300470	-8.97%	1,389
2013	15.258656	21.203454	38.96%	2,837
2012	12.826805	15.258656	18.96%	1,283
2011	14.563293	12.826805	-11.92%	1,294
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	31.082141	31.569750	1.57%	237
2019	24.390776	31.082141	27.43%	584
2018	27.653736	24.390776	-11.80%	668
2017	23.947516	27.653736	15.48%	2,852
2016	21.389249	23.947516	11.96%	2,479
2015	21.941986	21.389249	-2.52%	9,601
2014	20.234369	21.941986	8.44%	11,887
2013	15.165083	20.234369	33.43%	12,607
2012	13.299889	15.165083	14.02%	14,116
2011	13.579038	13.299889	-2.06%	16,270
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.660488	25.620747	18.28%	0
2019	17.518591	21.660488	23.64%	0
2018	19.723043	17.518591	-11.18%	0
2017	15.804161	19.723043	24.80%	263
2016	15.466300	15.804161	2.18%	0
2015	14.783438	15.466300	4.62%	0
2014	14.855551	14.783438	-0.49%	0
2013	11.828295	14.855551	25.59%	0
2012	10.369104	11.828295	14.07%	0
2011	10.728047	10.369104	-3.35%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.339481	20.849655	20.24%	0
2019	12.624147	17.339481	37.35%	0
2018	12.757122	12.624147	-1.04%	0
2017	10.120059	12.757122	26.06%	1,547
2016	9.716533	10.120059	4.15%	1,533
2015*	10.000000	9.716533	-2.83%	1,542
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	14.444142	15.285858	5.83%	0
2019	13.270872	14.444142	8.84%	0
2018	13.611808	13.270872	-2.50%	0
2017	13.062532	13.611808	4.20%	0
2016	12.539528	13.062532	4.17%	0
2015	12.850372	12.539528	-2.42%	0
2014	12.140796	12.850372	5.84%	0
2013	12.410211	12.140796	-2.17%	0
2012	11.550641	12.410211	7.44%	0
2011	11.136196	11.550641	3.72%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.194918	19.574163	48.35%	0
2019	10.094597	13.194918	30.71%	0
2018	12.312129	10.094597	-18.01%	0
2017	9.966622	12.312129	23.53%	0
2016	10.384934	9.966622	-4.03%	0
2015	10.623347	10.384934	-2.24%	0
2014	10.944064	10.623347	-2.93%	0
2013	9.185849	10.944064	19.14%	0
2012	8.081307	9.185849	13.67%	0
2011	9.086965	8.081307	-11.07%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.296206	21.265488	10.21%	0
2019	16.235731	19.296206	18.85%	0
2018	17.365896	16.235731	-6.51%	0
2017	15.240492	17.365896	13.95%	0
2016	14.208866	15.240492	7.26%	0
2015	14.299178	14.208866	-0.63%	0
2014	13.840957	14.299178	3.31%	0
2013	11.409307	13.840957	21.31%	0
2012	10.020388	11.409307	13.86%	0
2011	10.089236	10.020388	-0.68%	1,742

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.064110	12.963930	7.46%	45
2019	11.249684	12.064110	7.24%	72
2018	11.557677	11.249684	-2.66%	99
2017	11.379622	11.557677	1.56%	126
2016	11.265560	11.379622	1.01%	155
2015	11.475254	11.265560	-1.83%	186
2014	11.108794	11.475254	3.30%	217
2013	11.587676	11.108794	-4.13%	249
2012	11.219328	11.587676	3.28%	558
2011	10.783999	11.219328	4.04%	618
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.811455	30.443345	27.85%	1,328
2019	17.954280	23.811455	32.62%	1,328
2018	20.146206	17.954280	-10.88%	1,321
2017	15.632004	20.146206	28.88%	1,321
2016	15.855794	15.632004	-1.41%	1,321
2015	15.124041	15.855794	4.84%	1,321
2014	15.092915	15.124041	0.21%	1,321
2013	11.923253	15.092915	26.58%	0
2012	9.925368	11.923253	20.13%	0
2011	11.121844	9.925368	-10.76%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.616445	38.187475	49.07%	0
2019	19.981370	25.616445	28.20%	0
2018	20.442305	19.981370	-2.25%	0
2017	16.255186	20.442305	25.76%	0
2016	15.145964	16.255186	7.32%	0
2015	14.462710	15.145964	4.72%	0
2014	13.600737	14.462710	6.34%	0
2013	10.664096	13.600737	27.54%	0
2012	9.231445	10.664096	15.52%	0
2011	9.842687	9.231445	-6.21%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.449601	22.754035	11.27%	0
2019	16.537434	20.449601	23.66%	0
2018	17.183320	16.537434	-3.76%	0
2017	14.321589	17.183320	19.98%	0
2016	13.101235	14.321589	9.31%	0
2015	13.171150	13.101235	-0.53%	0
2014	12.143349	13.171150	8.46%	0
2013	9.280938	12.143349	30.84%	0
2012	8.057376	9.280938	15.19%	0
2011	8.375360	8.057376	-3.80%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	22.368203	24.223012	8.29%	0
2019	17.618570	22.368203	26.96%	0
2018	17.956478	17.618570	-1.88%	0
2017	15.175331	17.956478	18.33%	0
2016	13.873403	15.175331	9.38%	0
2015	14.006292	13.873403	-0.95%	0
2014	12.729827	14.006292	10.03%	0
2013	9.891219	12.729827	28.70%	589
2012	8.829739	9.891219	12.02%	589
2011	8.939218	8.829739	-1.22%	589
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.382124	18.144613	10.76%	0
2019	13.430483	16.382124	21.98%	0
2018	15.293500	13.430483	-12.18%	0
2017	12.972949	15.293500	17.89%	0
2016	12.165795	12.972949	6.63%	0
2015	12.584344	12.165795	-3.33%	0
2014	12.238624	12.584344	2.82%	0
2013	9.606118	12.238624	27.40%	0
2012	8.404994	9.606118	14.29%	0
2011	9.123333	8.404994	-7.87%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.701469	15.866600	7.93%	410
2019	12.859878	14.701469	14.32%	648
2018	13.939075	12.859878	-7.74%	849
2017	12.641582	13.939075	10.26%	1,066
2016	12.107042	12.641582	4.42%	1,066
2015	12.435649	12.107042	-2.64%	1,701
2014	12.117125	12.435649	2.63%	2,394
2013	10.739944	12.117125	12.82%	3,168
2012	9.827937	10.739944	9.28%	3,933
2011	10.123577	9.827937	-2.92%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.832681	17.365838	9.68%	0
2019	13.381603	15.832681	18.32%	0
2018	14.808819	13.381603	-9.64%	0
2017	12.994971	14.808819	13.96%	0
2016	12.304774	12.994971	5.61%	0
2015	12.673240	12.304774	-2.91%	0
2014	12.301449	12.673240	3.02%	0
2013	10.310816	12.301449	19.31%	0
2012	9.220877	10.310816	11.82%	0
2011	9.705119	9.220877	-4.99%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.875798	13.631799	5.87%	0
2019	11.823523	12.875798	8.90%	0
2018	12.338275	11.823523	-4.17%	0
2017	11.788755	12.338275	4.66%	0
2016	11.451654	11.788755	2.94%	0
2015	11.723899	11.451654	-2.32%	0
2014	11.529829	11.723899	1.68%	0
2013	11.166474	11.529829	3.25%	0
2012	10.556847	11.166474	5.77%	0
2011	10.578841	10.556847	-0.21%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.316910	16.682973	8.92%	0
2019	13.175352	15.316910	16.25%	0
2018	14.412127	13.175352	-8.58%	0
2017	12.850669	14.412127	12.15%	0
2016	12.234537	12.850669	5.04%	0
2015	12.567429	12.234537	-2.65%	0
2014	12.213602	12.567429	2.90%	0
2013	10.536222	12.213602	15.92%	0
2012	9.529175	10.536222	10.57%	0
2011	9.915082	9.529175	-3.89%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.092953	17.776923	10.46%	0
2019	13.380078	16.092953	20.28%	0
2018	15.026958	13.380078	-10.96%	0
2017	12.933574	15.026958	16.19%	1,056
2016	12.215941	12.933574	5.87%	0
2015	12.604625	12.215941	-3.08%	0
2014	12.250727	12.604625	2.89%	0
2013	10.017858	12.250727	22.29%	0
2012	8.885150	10.017858	12.75%	0
2011	9.471826	8.885150	-6.19%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.185568	15.222584	7.31%	9,023
2019	12.612433	14.185568	12.47%	9,596
2018	13.459795	12.612433	-6.30%	10,143
2017	12.447526	13.459795	8.13%	10,759
2016	11.933614	12.447526	4.31%	12,330
2015	12.258239	11.933614	-2.65%	12,972
2014	11.968960	12.258239	2.42%	13,645
2013	10.934659	11.968960	9.46%	14,318
2012	10.098600	10.934659	8.28%	22,499
2011	10.290272	10.098600	-1.86%	23,018

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.243873	15.776940	3.50%	0
2019	13.772071	15.243873	10.69%	0
2018	16.602115	13.772071	-17.05%	0
2017	13.747984	16.602115	20.76%	0
2016	13.816837	13.747984	-0.50%	0
2015	14.611837	13.816837	-5.44%	0
2014	16.166548	14.611837	-9.62%	0
2013	13.680366	16.166548	18.17%	0
2012	11.628298	13.680366	17.65%	0
2011	13.493927	11.628298	-13.83%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.742557	17.43%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.743064	17.43%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.453051	14.166058	5.30%	0
2019	12.549464	13.453051	7.20%	0
2018	12.808343	12.549464	-2.02%	0
2017	12.467850	12.808343	2.73%	0
2016	12.027027	12.467850	3.67%	0
2015	12.311261	12.027027	-2.31%	0
2014	11.909386	12.311261	3.37%	0
2013	12.338903	11.909386	-3.48%	0
2012	11.637659	12.338903	6.03%	0
2011	11.094680	11.637659	4.89%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	13.053146	13.714146	5.06%	0
2019	12.203948	13.053146	6.96%	384
2018	12.489403	12.203948	-2.29%	610
2017	12.182745	12.489403	2.52%	0
2016	11.790163	12.182745	3.33%	0
2015	12.088315	11.790163	-2.47%	0
2014	11.735766	12.088315	3.00%	0
2013	12.185985	11.735766	-3.69%	0
2012	11.522414	12.185985	5.76%	0
2011	11.021687	11.522414	4.54%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.922442	14.938163	7.30%	0
2019	12.910242	13.922442	7.84%	0
2018	13.314864	12.910242	-3.04%	0
2017	13.039576	13.314864	2.11%	0
2016	12.823240	13.039576	1.69%	0
2015	13.099503	12.823240	-2.11%	0
2014	12.692890	13.099503	3.20%	0
2013	13.169096	12.692890	-3.62%	0
2012	12.494405	13.169096	5.40%	0
2011	11.972943	12.494405	4.36%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	27.771213	30.878676	11.19%	0
2019	23.007981	27.771213	20.70%	0
2018	28.398073	23.007981	-18.98%	426
2017	20.434747	28.398073	38.97%	452
2016	19.321156	20.434747	5.76%	607
2015	23.440610	19.321156	-17.57%	639
2014	25.269872	23.440610	-7.24%	670
2013	25.571095	25.269872	-1.18%	662
2012	22.213620	25.571095	15.11%	693
2011	29.164691	22.213620	-23.83%	729
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.972754	12.489870	4.32%	0
2020	11.972754	12.489870	4.32%	0
2019	10.604271	11.972754	12.91%	0
2018	11.110859	10.604271	-4.56%	0
2017	10.576371	11.110859	5.05%	0
2016	9.415036	10.576371	12.33%	0
2015	9.824287	9.415036	-4.17%	0
2014*	10.000000	9.824287	-1.76%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	13.885668	14.494629	4.39%	4,357
2019	13.278813	13.885668	4.57%	3,735
2018	13.502404	13.278813	-1.66%	3,707
2017	13.441198	13.502404	0.46%	3,839
2016	13.558595	13.441198	-0.87%	6,482
2015	13.794073	13.558595	-1.71%	7,032
2014	13.405837	13.794073	2.90%	12,277
2013	14.199715	13.405837	-5.59%	14,525
2012	14.003120	14.199715	1.40%	14,213
2011	13.267587	14.003120	5.54%	16,597

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.141516	9.017156	-1.36%	10,917
2019	9.127558	9.141516	0.15%	8,377
2018	9.149552	9.127558	-0.24%	7,978
2017	9.258891	9.149552	-1.18%	8,226
2016	9.408306	9.258891	-1.59%	7,981
2015	9.561282	9.408306	-1.60%	8,875
2014	9.716749	9.561282	-1.60%	14,910
2013	9.874743	9.716749	-1.60%	15,042
2012	10.035748	9.874743	-1.60%	15,394
2011	10.198471	10.035748	-1.60%	19,578
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.130232	10.734200	5.96%	0
2019	8.657511	10.130232	17.01%	0
2018	10.327891	8.657511	-16.17%	0
2017	8.259168	10.327891	25.05%	0
2016	8.340239	8.259168	-0.97%	0
2015	8.757950	8.340239	-4.77%	0
2014	8.964887	8.757950	-2.31%	0
2013	7.749583	8.964887	15.68%	0
2012	6.835126	7.749583	13.38%	0
2011	7.717855	6.835126	-11.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	25.060592	27.820125	11.01%	1,401
2019	20.583231	25.060592	21.75%	3,136
2018	22.952210	20.583231	-10.32%	3,244
2017	19.694678	22.952210	16.54%	9,544
2016	18.283011	19.694678	7.72%	9,544
2015	18.767633	18.283011	-2.58%	9,676
2014	18.167104	18.767633	3.31%	9,900
2013	14.509055	18.167104	25.21%	9,900
2012	12.722261	14.509055	14.04%	11,342
2011	13.457800	12.722261	-5.47%	56,346
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.234053	19.630029	7.66%	0
2019	16.065825	18.234053	13.50%	0
2018	17.160723	16.065825	-6.38%	0
2017	15.692285	17.160723	9.36%	0
2016	15.001263	15.692285	4.61%	0
2015	15.271717	15.001263	-1.77%	0
2014	14.839596	15.271717	2.91%	0
2013	13.296005	14.839596	11.61%	0
2012	12.353220	13.296005	7.63%	0
2011	12.443560	12.353220	-0.73%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.212684	24.396897	9.83%	0
2019	18.820865	22.212684	18.02%	0
2018	20.451985	18.820865	-7.98%	0
2017	18.102804	20.451985	12.98%	0
2016	17.074860	18.102804	6.02%	0
2015	17.445293	17.074860	-2.12%	0
2014	16.850710	17.445293	3.53%	0
2013	14.330900	16.850710	17.58%	0
2012	12.975019	14.330900	10.45%	0
2011	13.310100	12.975019	-2.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.938262	15.686330	5.01%	850
2019	13.859887	14.938262	7.78%	1,364
2018	14.345191	13.859887	-3.38%	1,392
2017	13.793942	14.345191	4.00%	1,663
2016	13.444386	13.793942	2.60%	2,322
2015	13.626922	13.444386	-1.34%	2,352
2014	13.329920	13.626922	2.23%	15,984
2013	12.922290	13.329920	3.15%	27,622
2012	12.486660	12.922290	3.49%	29,154
2011	12.327918	12.486660	1.29%	31,733
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.682449	22.456832	8.58%	107,206
2019	17.851048	20.682449	15.86%	124,232
2018	19.235534	17.851048	-7.20%	131,402
2017	17.309789	19.235534	11.13%	135,606
2016	16.417755	17.309789	5.43%	145,224
2015	16.740755	16.417755	-1.93%	159,571
2014	16.174912	16.740755	3.50%	181,451
2013	14.094339	16.174912	14.76%	197,908
2012	12.926439	14.094339	9.03%	202,427
2011	13.141492	12.926439	-1.64%	212,518
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	23.526898	26.004646	10.53%	6,929
2020	23.526898	26.004646	10.53%	6,929
2019	19.625524	23.526898	19.88%	11,749
2018	21.616715	19.625524	-9.21%	33,285
2017	18.827066	21.616715	14.82%	35,097
2016	17.636502	18.827066	6.75%	41,509
2015	18.055054	17.636502	-2.32%	49,336
2014	17.482041	18.055054	3.28%	49,299
2013	14.517551	17.482041	20.42%	51,361
2012	12.969519	14.517551	11.94%	59,557
2011	13.466358	12.969519	-3.69%	61,266

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.962130	19.186414	6.82%	28,837
2019	16.085370	17.962130	11.67%	29,331
2018	16.982140	16.085370	-5.28%	40,328
2017	15.801927	16.982140	7.47%	41,520
2016	15.191782	15.801927	4.02%	44,323
2015	15.443522	15.191782	-1.63%	45,730
2014	14.984455	15.443522	3.06%	52,913
2013	13.781707	14.984455	8.73%	61,984
2012	12.964038	13.781707	6.31%	62,838
2011	12.908139	12.964038	0.43%	61,946
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	22.494548	28.756584	27.84%	0
2019	17.555301	22.494548	28.14%	0
2018	18.460919	17.555301	-4.91%	0
2017	14.444342	18.460919	27.81%	0
2016	14.392141	14.444342	0.36%	0
2015	14.182311	14.392141	1.48%	0
2014	13.085001	14.182311	8.39%	0
2013	9.893093	13.085001	32.26%	0
2012	8.657050	9.893093	14.28%	0
2011	9.091405	8.657050	-4.78%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	38.895286	45.505734	17.00%	0
2019	28.723143	38.895286	35.41%	0
2018	29.569217	28.723143	-2.86%	0
2017	23.602136	29.569217	25.28%	0
2016	23.144166	23.602136	1.98%	0
2015	22.380650	23.144166	3.41%	0
2014	20.904961	22.380650	7.06%	0
2013	15.540760	20.904961	34.52%	0
2012	13.307463	15.540760	16.78%	0
2011	13.832370	13.307463	-3.79%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	37.870968	44.169662	16.63%	13,210
2019	28.024381	37.870968	35.14%	13,210
2018	28.928376	28.024381	-3.12%	13,229
2017	23.135026	28.928376	25.04%	14,094
2016	22.753747	23.135026	1.68%	15,461
2015	22.059889	22.753747	3.15%	20,619
2014	20.650430	22.059889	6.83%	20,917
2013	15.398590	20.650430	34.11%	23,868
2012	13.215069	15.398590	16.52%	25,019
2011	13.773149	13.215069	-4.05%	28,896

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	29.216269	29.149391	-0.23%	0
2019	23.437557	29.216269	24.66%	0
2018	26.312786	23.437557	-10.93%	0
2017	24.658730	26.312786	6.71%	0
2016	20.845233	24.658730	18.29%	0
2015	22.168908	20.845233	-5.97%	0
2014	19.946708	22.168908	11.14%	0
2013	15.394976	19.946708	29.57%	0
2012	13.671001	15.394976	12.61%	0
2011	13.825581	13.671001	-1.12%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.792880	17.93%	19,312
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	35.891110	39.948659	11.31%	0
2019	29.028459	35.891110	23.64%	0
2018	33.293421	29.028459	-12.81%	0
2017	29.222177	33.293421	13.93%	0
2016	24.687111	29.222177	18.37%	0
2015	25.740875	24.687111	-4.09%	0
2014	23.907277	25.740875	7.67%	0
2013	18.260945	23.907277	30.92%	0
2012	15.798134	18.260945	15.59%	0
2011	16.473646	15.798134	-4.10%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	33.017020	36.658711	11.03%	5,585
2019	26.754555	33.017020	23.41%	5,896
2018	30.749072	26.754555	-12.99%	5,918
2017	27.036768	30.749072	13.73%	6,719
2016	22.893400	27.036768	18.10%	7,090
2015	23.928951	22.893400	-4.33%	7,348
2014	22.274181	23.928951	7.43%	7,609
2013	17.044438	22.274181	30.68%	7,776
2012	14.770588	17.044438	15.39%	8,275
2011	15.423366	14.770588	-4.23%	9,476
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.046382	21.445289	-2.73%	1,125
2019	18.090869	22.046382	21.86%	1,125
2018	21.172012	18.090869	-14.55%	1,070
2017	18.899743	21.172012	12.02%	1,559
2016	16.332646	18.899743	15.72%	1,070
2015	17.091435	16.332646	-4.44%	0
2014	14.843036	17.091435	15.15%	0
2013	11.117741	14.843036	33.51%	0
2012	9.711509	11.117741	14.48%	0
2011	10.103648	9.711509	-3.88%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	23.674516	32.734195	38.27%	407
2019	17.772155	23.674516	33.21%	407
2018	19.679796	17.772155	-9.69%	407
2017	16.044431	19.679796	22.66%	445
2016	15.088727	16.044431	6.33%	825
2015	15.253302	15.088727	-1.08%	937
2014	15.117620	15.253302	0.90%	1,024
2013	10.672632	15.117620	41.65%	3,116
2012	9.590852	10.672632	11.28%	3,325
2011	9.831145	9.590852	-2.44%	3,368
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	28.622770	29.615963	3.47%	0
2019	24.443697	28.622770	17.10%	0
2018	29.915159	24.443697	-18.29%	0
2017	27.873891	29.915159	7.32%	0
2016	22.492827	27.873891	23.92%	0
2015	24.323493	22.492827	-7.53%	0
2014	23.097102	24.323493	5.31%	0
2013	16.718196	23.097102	38.16%	0
2012	14.106511	16.718196	18.51%	0
2011	15.101149	14.106511	-6.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	25.459916	26.292948	3.27%	1,238
2019	21.799349	25.459916	16.79%	1,564
2018	26.733612	21.799349	-18.46%	1,511
2017	24.980480	26.733612	7.02%	1,576
2016	20.209114	24.980480	23.61%	2,002
2015	21.916142	20.209114	-7.79%	1,515
2014	20.861193	21.916142	5.06%	1,794
2013	15.140417	20.861193	37.78%	1,970
2012	12.790132	15.140417	18.38%	2,280
2011	13.747380	12.790132	-6.96%	4,091
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	32.738068	39.523570	20.73%	0
2019	26.478985	32.738068	23.64%	0
2018	30.803939	26.478985	-14.04%	0
2017	27.583063	30.803939	11.68%	0
2016	22.819960	27.583063	20.87%	0
2015	23.576577	22.819960	-3.21%	0
2014	23.766233	23.576577	-0.80%	0
2013	17.140721	23.766233	38.65%	0
2012	15.081972	17.140721	13.65%	0
2011	16.228900	15.081972	-7.07%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	32.143788	38.700662	20.40%	0
2019	26.059400	32.143788	23.35%	0
2018	30.385196	26.059400	-14.24%	9
2017	27.277431	30.385196	11.39%	17
2016	22.620265	27.277431	20.59%	643
2015	23.432175	22.620265	-3.46%	751
2014	23.681560	23.432175	-1.05%	820
2013	17.122909	23.681560	38.30%	914
2012	15.102379	17.122909	13.38%	1,033
2011	16.292962	15.102379	-7.31%	1,134
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	20.261960	22.609577	11.59%	0
2019	16.076167	20.261960	26.04%	0
2018	17.200381	16.076167	-6.54%	0
2017	14.010264	17.200381	22.77%	1,573
2016	12.539184	14.010264	11.73%	0
2015	12.896912	12.539184	-2.77%	0
2014	12.299836	12.896912	4.85%	0
2013	8.708625	12.299836	41.24%	0
2012	7.575239	8.708625	14.96%	0
2011	8.713869	7.575239	-13.07%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	21.305310	23.765389	11.55%	0
2020	21.305310	23.765389	11.55%	0
2019	17.182869	21.305310	23.99%	0
2018	18.537314	17.182869	-7.31%	0
2017	15.881031	18.537314	16.73%	0
2016	14.656493	15.881031	8.35%	0
2015	14.943210	14.656493	-1.92%	0
2014	13.730383	14.943210	8.83%	0
2013	10.055422	13.730383	36.55%	0
2012	9.165383	10.055422	9.71%	0
2011	9.620016	9.165383	-4.73%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	21.082729	23.512340	11.52%	0
2019	16.998106	21.082729	24.03%	0
2018	18.354401	16.998106	-7.39%	0
2017	15.758195	18.354401	16.48%	0
2016	14.543528	15.758195	8.35%	0
2015	14.842112	14.543528	-2.01%	0
2014	13.648971	14.842112	8.74%	0
2013	10.011241	13.648971	36.34%	0
2012	9.134578	10.011241	9.60%	0
2011	9.596199	9.134578	-4.81%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	17.208962	15.968771	-7.21%	0
2019	13.406967	17.208962	28.36%	0
2018	14.202418	13.406967	-5.60%	0
2017	13.597376	14.202418	4.45%	0
2016	12.892526	13.597376	5.47%	0
2015	13.888310	12.892526	-7.17%	0
2014	10.974612	13.888310	26.55%	0
2013	10.859827	10.974612	1.06%	749
2012	9.548921	10.859827	13.73%	749
2011	9.142631	9.548921	4.44%	749
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.268059	32.68%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020*	10.000000	13.247394	32.47%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.380358	10.503532	1.19%	0
2019	10.134906	10.380358	2.42%	0
2018	10.216813	10.134906	-0.80%	0
2017	10.221076	10.216813	-0.04%	0
2016	10.134303	10.221076	0.86%	0
2015	10.334346	10.134303	-1.94%	0
2014	10.450771	10.334346	-1.11%	0
2013	10.609527	10.450771	-1.50%	0
2012	10.415485	10.609527	1.86%	0
2011	10.448755	10.415485	-0.32%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	22.471497	35.489616	57.93%	0
2019	16.688973	22.471497	34.65%	0
2018	18.248063	16.688973	-8.54%	0
2017	14.541635	18.248063	25.49%	0
2016	13.933674	14.541635	4.36%	0
2015	14.209370	13.933674	-1.94%	0
2014	13.922552	14.209370	2.06%	0
2013	10.207959	13.922552	36.39%	0
2012	9.049132	10.207959	12.81%	0
2011	9.624361	9.049132	-5.98%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	28.384176	33.393827	17.65%	0
2019	22.914284	28.384176	23.87%	0
2018	24.703525	22.914284	-7.24%	0
2017	21.197437	24.703525	16.54%	0
2016	19.607452	21.197437	8.11%	0
2015	20.019094	19.607452	-2.06%	0
2014	18.431106	20.019094	8.62%	0
2013	13.612073	18.431106	35.40%	0
2012	12.465294	13.612073	9.20%	0
2011	13.070198	12.465294	-4.63%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.825820	12.402276	4.87%	0
2019	10.482205	11.825820	12.82%	0
2018	11.193727	10.482205	-6.36%	0
2017	10.361826	11.193727	8.03%	0
2016	9.300913	10.361826	11.41%	0
2015	9.681128	9.300913	-3.93%	0
2014*	10.000000	9.681128	-3.19%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.712590	12.754023	8.89%	0
2019	11.132906	11.712590	5.21%	0
2018	11.795411	11.132906	-5.62%	0
2017	10.824681	11.795411	8.97%	0
2016	10.689839	10.824681	1.26%	0
2015	11.703429	10.689839	-8.66%	0
2014	11.858036	11.703429	-1.30%	0
2013	12.897848	11.858036	-8.06%	0
2012	12.456362	12.897848	3.54%	0
2011	11.675695	12.456362	6.69%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.246072	11.385902	1.24%	0
2019	10.997420	11.246072	2.26%	0
2018	11.150787	10.997420	-1.38%	0
2017	11.191469	11.150787	-0.36%	0
2016	11.226438	11.191469	-0.31%	0
2015	11.385207	11.226438	-1.39%	0
2014	11.484399	11.385207	-0.86%	0
2013	11.698304	11.484399	-1.83%	0
2012	11.242559	11.698304	4.05%	0
2011	11.310867	11.242559	-0.60%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	18.030865	24.610441	36.49%	0
2019	13.400375	18.030865	34.55%	0
2018	13.302903	13.400375	0.73%	0
2017	10.327097	13.302903	28.82%	0
2016*	10.000000	10.327097	3.27%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	16.614306	18.325861	10.30%	0
2019	13.491042	16.614306	23.15%	0
2018	16.951878	13.491042	-20.42%	0
2017	13.609259	16.951878	24.56%	0
2016	14.177772	13.609259	-4.01%	0
2015	14.388157	14.177772	-1.46%	0
2014	15.685257	14.388157	-8.27%	0
2013	12.446386	15.685257	26.02%	0
2012	10.375331	12.446386	19.96%	0
2011	12.693335	10.375331	-18.26%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.988047	13.521785	4.11%	0
2019	10.121739	12.988047	28.32%	0
2018	11.241523	10.121739	-9.96%	0
2017*	10.000000	11.241523	12.42%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2020	25.886504	26.481725	2.30%	0
2019	21.174477	25.886504	22.25%	0
2018	26.876782	21.174477	-21.22%	0
2017	25.319507	26.876782	6.15%	0
2016	20.181435	25.319507	25.46%	0
2015	21.417534	20.181435	-5.77%	0
2014	21.043173	21.417534	1.78%	0
2013	15.318056	21.043173	37.37%	0
2012	13.250510	15.318056	15.60%	0
2011	14.133584	13.250510	-6.25%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.694838	6.658767	16.93%	0
2019	5.188386	5.694838	9.76%	0
2018	7.367245	5.188386	-29.57%	0
2017	7.637256	7.367245	-3.54%	0
2016	5.411695	7.637256	41.13%	0
2015	8.286172	5.411695	-34.69%	0
2014	10.441073	8.286172	-20.64%	0
2013	9.620384	10.441073	8.53%	0
2012*	10.000000	9.620384	-3.80%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.853910	6.861152	17.21%	0
2019	5.317911	5.853910	10.08%	0
2018	7.535888	5.317911	-29.43%	0
2017	7.790347	7.535888	-3.27%	0
2016	5.508765	7.790347	41.42%	0
2015	8.412079	5.508765	-34.51%	0
2014	10.567866	8.412079	-20.40%	0
2013	9.716203	10.567866	8.77%	0
2012*	10.000000	9.716203	-2.84%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	35.602447	55.277119	55.26%	0
2019	28.984679	35.602447	22.83%	0
2018	29.078072	28.984679	-0.32%	807
2017	23.478369	29.078072	23.85%	1,172
2016	22.143667	23.478369	6.03%	807
2015	23.171692	22.143667	-4.44%	807
2014	23.999159	23.171692	-3.45%	0
2013	16.234487	23.999159	47.83%	0
2012	15.295201	16.234487	6.14%	0
2011	16.292339	15.295201	-6.12%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	26.090222	26.294192	0.78%	138
2019	21.460739	26.090222	21.57%	144
2018	23.177552	21.460739	-7.41%	150
2017	19.869952	23.177552	16.65%	460
2016	18.188811	19.869952	9.24%	1,058
2015	18.233822	18.188811	-0.25%	1,064
2014	16.963730	18.233822	7.49%	1,071
2013	12.815122	16.963730	32.37%	1,290
2012	11.114046	12.815122	15.31%	1,296
2011	10.653417	11.114046	4.32%	1,296
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	16.686856	16.774360	0.52%	0
2019	14.527658	16.686856	14.86%	0
2018	19.179981	14.527658	-24.26%	0
2017	15.588789	19.179981	23.04%	131
2016	15.977140	15.588789	-2.43%	131
2015	15.864231	15.977140	0.71%	131
2014	17.244558	15.864231	-8.00%	131
2013	14.286529	17.244558	20.71%	131
2012	12.721076	14.286529	12.31%	131
2011	16.055055	12.721076	-20.77%	131
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	31.492252	41.858967	32.92%	0
2019	23.831136	31.492252	32.15%	0
2018	23.683144	23.831136	0.62%	0
2017	18.287095	23.683144	29.51%	0
2016	18.165373	18.287095	0.67%	636
2015	16.661510	18.165373	9.03%	636
2014	14.881441	16.661510	11.96%	636
2013	11.044605	14.881441	34.74%	636
2012	9.671074	11.044605	14.20%	636
2011	10.165693	9.671074	-5.34%	636
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	35.813306	36.297791	1.35%	0
2019	30.369813	35.813306	17.92%	0
2018	36.458908	30.369813	-16.70%	0
2017	32.847839	36.458908	10.99%	0
2016	26.762300	32.847839	22.74%	0
2015	28.854321	26.762300	-7.25%	0
2014	26.929310	28.854321	7.15%	57
2013	19.893806	26.929310	35.37%	59
2012	17.074753	19.893806	16.51%	67
2011	18.998785	17.074753	-10.13%	139

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.591165	20.883788	18.72%	0
2019	15.189333	17.591165	15.81%	0
2018	16.712206	15.189333	-9.11%	0
2017	14.943288	16.712206	11.84%	0
2016	14.636371	14.943288	2.10%	0
2015	15.032422	14.636371	-2.63%	0
2014	14.994880	15.032422	0.25%	0
2013	13.325434	14.994880	12.53%	302
2012	12.321456	13.325434	8.15%	302
2011	13.000998	12.321456	-5.23%	302
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.051169	13.842873	6.07%	0
2019	11.071807	13.051169	17.88%	0
2018	13.353207	11.071807	-17.09%	0
2017	11.801561	13.353207	13.15%	0
2016	10.415622	11.801561	13.31%	0
2015	10.863731	10.415622	-4.12%	0
2014*	10.000000	10.863731	8.64%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	36.243770	39.437547	8.81%	0
2019	30.153800	36.243770	20.20%	0
2018	33.686157	30.153800	-10.49%	0
2017	30.470345	33.686157	10.55%	0
2016	24.640715	30.470345	23.66%	0
2015	25.651696	24.640715	-3.94%	0
2014	24.811343	25.651696	3.39%	0
2013	17.928015	24.811343	38.39%	0
2012	15.750130	17.928015	13.83%	0
2011	15.924217	15.750130	-1.09%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	31.811063	36.920302	16.06%	0
2019	24.655975	31.811063	29.02%	0
2018	26.290663	24.655975	-6.22%	0
2017	21.993160	26.290663	19.54%	0
2016	20.017629	21.993160	9.87%	0
2015	20.130590	20.017629	-0.56%	0
2014	18.045755	20.130590	11.55%	0
2013	13.897358	18.045755	29.85%	0
2012	12.209524	13.897358	13.82%	0
2011	12.185136	12.209524	0.20%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	34.686720	40.157223	15.77%	0
2019	26.954910	34.686720	28.68%	0
2018	28.808238	26.954910	-6.43%	0
2017	24.164273	28.808238	19.22%	0
2016	22.046211	24.164273	9.61%	0
2015	22.223089	22.046211	-0.80%	0
2014	19.977957	22.223089	11.24%	0
2013	15.423057	19.977957	29.53%	0
2012	13.580855	15.423057	13.56%	0
2011	13.588038	13.580855	-0.05%	0
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	26.782967	32.700975	22.10%	0
2019	20.268309	26.782967	32.14%	0
2018	21.559336	20.268309	-5.99%	0
2017	19.005674	21.559336	13.44%	0
2016	17.507508	19.005674	8.56%	0
2015	18.388712	17.507508	-4.79%	0
2014	16.480168	18.388712	11.58%	0
2013	12.472837	16.480168	32.13%	0
2012	11.326270	12.472837	10.12%	0
2011	11.413033	11.326270	-0.76%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.861837	10.896178	0.32%	0
2019	10.313958	10.861837	5.31%	0
2018	10.496970	10.313958	-1.74%	0
2017	10.317425	10.496970	1.74%	0
2016	9.628675	10.317425	7.15%	0
2015	9.888323	9.628675	-2.63%	0
2014*	10.000000	9.888323	-1.12%	0
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	25.826191	26.786710	3.72%	129
2019	23.008541	25.826191	12.25%	133
2018	24.227789	23.008541	-5.03%	136
2017	23.116041	24.227789	4.81%	269
2016	20.521309	23.116041	12.64%	273
2015	21.449582	20.521309	-4.33%	562
2014	21.293995	21.449582	0.73%	589
2013	20.286129	21.293995	4.97%	616
2012	18.045651	20.286129	12.42%	644
2011	17.486858	18.045651	3.20%	671
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.664302	10.562456	-0.96%	0
2019	9.042383	10.664302	17.94%	0
2018*	10.000000	9.042383	-9.58%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	16.040625	17.056870	6.34%	0
2019	14.902398	16.040625	7.64%	0
2018	15.244190	14.902398	-2.24%	0
2017	14.898017	15.244190	2.32%	0
2016	14.589339	14.898017	2.12%	0
2015	14.870317	14.589339	-1.89%	0
2014	14.567231	14.870317	2.08%	0
2013	14.659895	14.567231	-0.63%	0
2012	13.585649	14.659895	7.91%	0
2011	13.506033	13.585649	0.59%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	15.519518	16.463172	6.08%	0
2019	14.454501	15.519518	7.37%	0
2018	14.814403	14.454501	-2.43%	0
2017	14.517921	14.814403	2.04%	119
2016	14.257279	14.517921	1.83%	119
2015	14.560458	14.257279	-2.08%	119
2014	14.302316	14.560458	1.80%	119
2013	14.433933	14.302316	-0.91%	119
2012	13.409932	14.433933	7.64%	119
2011	13.368212	13.409932	0.31%	119
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ
2020	17.281699	19.912285	15.22%	0
2019	14.325861	17.281699	20.63%	0
2018	15.792129	14.325861	-9.28%	0
2017	13.527157	15.792129	16.74%	0
2016	13.438644	13.527157	0.66%	0
2015	13.668209	13.438644	-1.68%	0
2014	13.141822	13.668209	4.01%	0
2013	10.922370	13.141822	20.32%	0
2012	9.629282	10.922370	13.43%	0
2011	10.444849	9.629282	-7.81%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ
2020	15.603032	17.946695	15.02%	0
2019	12.951355	15.603032	20.47%	0
2018	14.296747	12.951355	-9.41%	0
2017	12.267472	14.296747	16.54%	0
2016	12.207104	12.267472	0.49%	0
2015	12.434887	12.207104	-1.83%	0
2014	11.978290	12.434887	3.81%	0
2013	9.975747	11.978290	20.07%	0
2012	8.811707	9.975747	13.21%	0
2011	9.578008	8.811707	-8.00%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2020	18.586471	20.973981	12.85%	0
2019	15.993868	18.586471	16.21%	0
2018	17.199126	15.993868	-7.01%	0
2017	15.347307	17.199126	12.07%	0
2016	15.148197	15.347307	1.31%	0
2015	15.398436	15.148197	-1.63%	0
2014	14.814482	15.398436	3.94%	0
2013	13.037892	14.814482	13.63%	0
2012	11.791913	13.037892	10.57%	0
2011	12.320527	11.791913	-4.29%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	17.106534	19.269812	12.65%	0
2019	14.738710	17.106534	16.07%	0
2018	15.878897	14.738710	-7.18%	0
2017	14.193854	15.878897	11.87%	0
2016	14.032850	14.193854	1.15%	0
2015	14.276894	14.032850	-1.71%	0
2014	13.754629	14.276894	3.80%	0
2013	12.125397	13.754629	13.44%	0
2012	10.985216	12.125397	10.38%	0
2011	11.492764	10.985216	-4.42%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2020	22.233817	26.748415	20.31%	0
2019	18.187025	22.233817	22.25%	0
2018	19.318496	18.187025	-5.86%	0
2017	16.896604	19.318496	14.33%	0
2016	16.031767	16.896604	5.39%	0
2015	16.218429	16.031767	-1.15%	0
2014	14.978967	16.218429	8.27%	0
2013	12.745035	14.978967	17.53%	0
2012	11.273642	12.745035	13.05%	0
2011	11.912517	11.273642	-5.36%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	22.612677	27.160662	20.11%	0
2019	18.524723	22.612677	22.07%	0
2018	19.712730	18.524723	-6.03%	0
2017	17.260676	19.712730	14.21%	0
2016	16.404576	17.260676	5.22%	0
2015	16.619918	16.404576	-1.30%	0
2014	15.359859	16.619918	8.20%	0
2013	13.092838	15.359859	17.31%	0
2012	11.594618	13.092838	12.92%	0
2011	12.257719	11.594618	-5.41%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2020	21.591717	28.344805	31.28%	0
2019	16.893107	21.591717	27.81%	0
2018	18.077011	16.893107	-6.55%	0
2017	14.850739	18.077011	21.72%	0
2016	14.694184	14.850739	1.07%	0
2015	14.769835	14.694184	-0.51%	0
2014	13.543427	14.769835	9.06%	0
2013	9.950508	13.543427	36.11%	0
2012	8.252279	9.950508	20.58%	0
2011	8.621926	8.252279	-4.29%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	20.951435	27.476225	31.14%	0
2019	16.409280	20.951435	27.68%	0
2018	17.595569	16.409280	-6.74%	0
2017	14.485498	17.595569	21.47%	0
2016	14.346352	14.485498	0.97%	0
2015	14.439138	14.346352	-0.64%	0
2014	13.267156	14.439138	8.83%	0
2013	9.757175	13.267156	35.97%	0
2012	8.115656	9.757175	20.23%	0
2011	8.486437	8.115656	-4.37%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	22.315503	23.383871	4.79%	0
2019	17.820436	22.315503	25.22%	0
2018	19.782994	17.820436	-9.92%	0
2017	17.830757	19.782994	10.95%	0
2016	15.376257	17.830757	15.96%	0
2015	16.300724	15.376257	-5.67%	0
2014	15.255134	16.300724	6.85%	0
2013	12.116793	15.255134	25.90%	0
2012	10.513495	12.116793	15.25%	0
2011	10.598506	10.513495	-0.80%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	23.649678	24.757494	4.68%	4,992
2019	18.918226	23.649678	25.01%	5,000
2018	21.033155	18.918226	-10.06%	5,007
2017	18.983539	21.033155	10.80%	5,016
2016	16.397293	18.983539	15.77%	5,025
2015	17.410345	16.397293	-5.82%	5,033
2014	16.318682	17.410345	6.69%	5,043
2013	12.980270	16.318682	25.72%	6,728
2012	11.275479	12.980270	15.12%	6,737
2011	11.389670	11.275479	-1.00%	6,837

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2020	10.483621	10.343627	-1.34%	0
2019	10.448089	10.483621	0.34%	0
2018	10.452315	10.448089	-0.04%	0
2017	10.555455	10.452315	-0.98%	0
2016	10.710162	10.555455	-1.44%	0
2015	10.886781	10.710162	-1.62%	0
2014	11.068319	10.886781	-1.64%	0
2013	11.250739	11.068319	-1.62%	0
2012	11.424473	11.250739	-1.52%	0
2011	11.602941	11.424473	-1.54%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2020	21.967045	23.275824	5.96%	0
2019	17.188824	21.967045	27.80%	0
2018	19.223355	17.188824	-10.58%	0
2017	16.737588	19.223355	14.85%	0
2016	14.677343	16.737588	14.04%	0
2015	15.282870	14.677343	-3.96%	0
2014	14.077127	15.282870	8.57%	0
2013	10.724715	14.077127	31.26%	0
2012	9.210217	10.724715	16.44%	0
2011	9.219252	9.210217	-0.10%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	21.974143	23.252741	5.82%	0
2019	17.229090	21.974143	27.54%	0
2018	19.293355	17.229090	-10.70%	0
2017	16.821699	19.293355	14.69%	0
2016	14.768398	16.821699	13.90%	0
2015	15.407290	14.768398	-4.15%	0
2014	14.212217	15.407290	8.41%	0
2013	10.844764	14.212217	31.05%	0
2012	9.325453	10.844764	16.29%	0
2011	9.354469	9.325453	-0.31%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	25.133209	35.533194	41.38%	0
2019	19.044499	25.133209	31.97%	0
2018	19.419324	19.044499	-1.93%	0
2017	14.624925	19.419324	32.78%	1,337
2016	14.764255	14.624925	-0.94%	1,337
2015	14.022960	14.764255	5.29%	1,183
2014	12.823494	14.022960	9.35%	1,183
2013	9.572808	12.823494	33.96%	1,183
2012	8.497728	9.572808	12.65%	1,183
2011	8.627808	8.497728	-1.51%	1,183

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	19.108376	26.977731	41.18%	162
2019	14.501725	19.108376	31.77%	173
2018	14.810439	14.501725	-2.08%	183
2017	11.169327	14.810439	32.60%	1,466
2016	11.294090	11.169327	-1.10%	1,923
2015	10.741909	11.294090	5.14%	2,037
2014	9.838603	10.741909	9.18%	2,368
2013	7.355541	9.838603	33.76%	2,769
2012	6.537624	7.355541	12.51%	2,813
2011	6.649238	6.537624	-1.68%	5,200
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	16.203674	16.358436	0.96%	0
2019	14.336479	16.203674	13.02%	0
2018	15.122845	14.336479	-5.20%	0
2017	14.360406	15.122845	5.31%	0
2016	12.765869	14.360406	12.49%	0
2015	13.486596	12.765869	-5.34%	0
2014	13.567068	13.486596	-0.59%	0
2013	13.029345	13.567068	4.13%	0
2012	11.601519	13.029345	12.31%	0
2011	11.350091	11.601519	2.22%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	17.133181	17.258829	0.73%	82
2019	15.178794	17.133181	12.88%	88
2018	16.015734	15.178794	-5.23%	95
2017	15.230704	16.015734	5.15%	151
2016	13.563640	15.230704	12.29%	158
2015	14.345792	13.563640	-5.45%	165
2014	14.455759	14.345792	-0.76%	174
2013	13.905879	14.455759	3.95%	182
2012	12.406392	13.905879	12.09%	190
2011	12.162105	12.406392	2.01%	227
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2020	24.593422	28.599364	16.29%	0
2019	19.037524	24.593422	29.18%	0
2018	20.269145	19.037524	-6.08%	0
2017	16.931697	20.269145	19.71%	1,909
2016	15.389736	16.931697	10.02%	2,295
2015	15.441881	15.389736	-0.34%	2,247
2014	13.824834	15.441881	11.70%	2,332
2013	10.629384	13.824834	30.06%	2,332
2012	9.324133	10.629384	14.00%	2,332
2011	9.290808	9.324133	0.36%	4,077

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2020	19.260584	20.722427	7.59%	0
2019	17.857512	19.260584	7.86%	0
2018	18.255623	17.857512	-2.18%	0
2017	17.810035	18.255623	2.50%	0
2016	17.288275	17.810035	3.02%	0
2015	17.683595	17.288275	-2.24%	0
2014	16.990118	17.683595	4.08%	0
2013	17.587819	16.990118	-3.40%	0
2012	16.887536	17.587819	4.15%	0
2011	15.996889	16.887536	5.57%	13
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	67.471574	78.328765	16.09%	0
2019	55.617732	67.471574	21.31%	0
2018	66.256077	55.617732	-16.06%	0
2017	55.809568	66.256077	18.72%	329
2016	50.612711	55.809568	10.27%	329
2015	52.245496	50.612711	-3.13%	329
2014	50.022511	52.245496	4.44%	329
2013	37.380826	50.022511	33.82%	329
2012	33.123535	37.380826	12.85%	329
2011	37.720807	33.123535	-12.19%	329
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	41.294007	47.869112	15.92%	305
2019	34.087818	41.294007	21.14%	305
2018	40.671342	34.087818	-16.19%	305
2017	34.306182	40.671342	18.55%	897
2016	31.164339	34.306182	10.08%	1,296
2015	32.211855	31.164339	-3.25%	1,343
2014	30.889145	32.211855	4.28%	1,395
2013	23.115619	30.889145	33.63%	2,050
2012	20.516582	23.115619	12.67%	2,055
2011	23.399694	20.516582	-12.32%	3,009
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	16.881172	19.175091	13.59%	0
2019	13.443904	16.881172	25.57%	0
2018	16.061550	13.443904	-16.30%	0
2017	12.551671	16.061550	27.96%	0
2016	13.450551	12.551671	-6.68%	0
2015	13.214964	13.450551	1.78%	0
2014	14.630709	13.214964	-9.68%	0
2013	11.410031	14.630709	28.23%	0
2012	9.624810	11.410031	18.55%	0
2011	11.822952	9.624810	-18.59%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	13.245586	15.024536	13.43%	92
2019	10.562897	13.245586	25.40%	96
2018	12.645174	10.562897	-16.47%	100
2017	9.890660	12.645174	27.85%	613
2016	10.615398	9.890660	-6.83%	795
2015	10.449066	10.615398	1.59%	840
2014	11.585646	10.449066	-9.81%	812
2013	9.049875	11.585646	28.02%	814
2012	7.644262	9.049875	18.39%	816
2011	9.402785	7.644262	-18.70%	1,620
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2020	24.397845	25.490010	4.48%	0
2019	18.792328	24.397845	29.83%	0
2018	22.212231	18.792328	-15.40%	0
2017	19.547076	22.212231	13.63%	0
2016	17.760810	19.547076	10.06%	0
2015	18.207493	17.760810	-2.45%	0
2014	16.632535	18.207493	9.47%	0
2013	12.783385	16.632535	30.11%	0
2012	10.760057	12.783385	18.80%	0
2011	11.226454	10.760057	-4.15%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2020	23.726624	24.740078	4.27%	0
2019	18.293440	23.726624	29.70%	0
2018	21.651427	18.293440	-15.51%	0
2017	19.081968	21.651427	13.47%	0
2016	17.367568	19.081968	9.87%	0
2015	17.832488	17.367568	-2.61%	0
2014	16.319230	17.832488	9.27%	0
2013	12.553086	16.319230	30.00%	0
2012	10.588342	12.553086	18.56%	0
2011	11.061921	10.588342	-4.28%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	29.670606	31.567663	6.39%	0
2019	22.464800	29.670606	32.08%	0
2018	27.633038	22.464800	-18.70%	0
2017	23.567739	27.633038	17.25%	0
2016	21.887418	23.567739	7.68%	0
2015	22.955919	21.887418	-4.65%	0
2014	21.876968	22.955919	4.93%	0
2013	17.052224	21.876968	28.29%	0
2012	13.641830	17.052224	25.00%	0
2011	15.216718	13.641830	-10.35%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	27.309356	29.012857	6.24%	0
2019	20.706706	27.309356	31.89%	0
2018	25.522131	20.706706	-18.87%	0
2017	21.790269	25.522131	17.13%	468
2016	20.274939	21.790269	7.47%	468
2015	21.294516	20.274939	-4.79%	468
2014	20.327817	21.294516	4.76%	468
2013	15.876504	20.327817	28.04%	468
2012	12.704897	15.876504	24.96%	468
2011	14.201111	12.704897	-10.54%	468
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.647577	16.097633	9.90%	0
2019	12.425654	14.647577	17.88%	0
2018	13.984680	12.425654	-11.15%	0
2017	12.697613	13.984680	10.14%	0
2016	11.406598	12.697613	11.32%	0
2015	12.366353	11.406598	-7.76%	0
2014	12.225632	12.366353	1.15%	0
2013	10.043302	12.225632	21.73%	0
2012	8.854528	10.043302	13.43%	0
2011	9.143771	8.854528	-3.16%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2020	32.584414	37.247269	14.31%	0
2019	25.567021	32.584414	27.45%	0
2018	27.321416	25.567021	-6.42%	0
2017	22.986013	27.321416	18.86%	0
2016	20.090162	22.986013	14.41%	0
2015	21.149670	20.090162	-5.01%	0
2014	19.727818	21.149670	7.21%	0
2013	15.423594	19.727818	27.91%	0
2012	13.980728	15.423594	10.32%	0
2011	13.373165	13.980728	4.54%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	16.782385	16.354278	-2.55%	0
2019	15.122601	16.782385	10.98%	0
2018	18.149006	15.122601	-16.68%	0
2017	15.768708	18.149006	15.10%	0
2016	14.915378	15.768708	5.72%	0
2015	16.186805	14.915378	-7.85%	0
2014	18.469159	16.186805	-12.36%	0
2013	15.233491	18.469159	21.24%	0
2012	13.060799	15.233491	16.64%	0
2011	14.828390	13.060799	-11.92%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	26.401721	36.871429	39.66%	140
2019	19.676962	26.401721	34.18%	144
2018	20.818925	19.676962	-5.49%	148
2017	16.663432	20.818925	24.94%	200
2016	16.607259	16.663432	0.34%	204
2015	16.120158	16.607259	3.02%	208
2014	15.152827	16.120158	6.38%	212
2013	11.021045	15.152827	37.49%	805
2012	9.882403	11.021045	11.52%	2,473
2011	10.733791	9.882403	-7.93%	2,331
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	25.415880	24.724353	-2.72%	243
2019	20.683578	25.415880	22.88%	243
2018	24.000825	20.683578	-13.82%	243
2017	20.754557	24.000825	15.64%	598
2016	18.037678	20.754557	15.06%	598
2015	19.551480	18.037678	-7.74%	598
2014	18.221257	19.551480	7.30%	1,329
2013	13.657523	18.221257	33.42%	1,889
2012	11.677276	13.657523	16.96%	1,922
2011	12.128476	11.677276	-3.72%	1,985
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	20.174954	22.590313	11.97%	0
2019	15.906243	20.174954	26.84%	0
2018	17.851946	15.906243	-10.90%	0
2017	16.037610	17.851946	11.31%	0
2016	14.788084	16.037610	8.45%	0
2015	15.956942	14.788084	-7.33%	0
2014	15.002521	15.956942	6.36%	0
2013	11.802099	15.002521	27.12%	0
2012	10.537700	11.802099	12.00%	0
2011	10.720909	10.537700	-1.71%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	19.509894	21.792032	11.70%	0
2019	15.417605	19.509894	26.54%	0
2018	17.344749	15.417605	-11.11%	0
2017	15.623123	17.344749	11.02%	0
2016	14.437913	15.623123	8.21%	0
2015	15.617652	14.437913	-7.55%	0
2014	14.724339	15.617652	6.07%	0
2013	11.611428	14.724339	26.81%	0
2012	10.391980	11.611428	11.73%	0
2011	10.597071	10.391980	-1.94%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020*	10.000000	14.662829	46.63%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.627621	46.28%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	33.103610	41.555709	25.53%	0
2019	25.540286	33.103610	29.61%	0
2018	29.914088	25.540286	-14.62%	0
2017	22.254596	29.914088	34.42%	0
2016	22.608416	22.254596	-1.56%	0
2015	22.115484	22.608416	2.23%	0
2014	21.982630	22.115484	0.60%	0
2013	17.556986	21.982630	25.21%	0
2012	14.721620	17.556986	19.26%	0
2011	16.321248	14.721620	-9.80%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	31.651367	39.639050	25.24%	1,318
2019	24.481781	31.651367	29.29%	1,318
2018	28.744893	24.481781	-14.83%	1,318
2017	21.438986	28.744893	34.08%	1,318
2016	21.831975	21.438986	-1.80%	1,391
2015	21.411933	21.831975	1.96%	1,391
2014	21.332574	21.411933	0.37%	1,398
2013	17.080197	21.332574	24.90%	1,148
2012	14.359061	17.080197	18.95%	1,279
2011	15.960508	14.359061	-10.03%	1,293
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.874907	11.059177	1.69%	0
2019	9.979224	10.874907	8.98%	0
2018	10.614343	9.979224	-5.98%	0
2017	10.154946	10.614343	4.52%	0
2016	9.691686	10.154946	4.78%	0
2015	10.082202	9.691686	-3.87%	0
2014	9.968379	10.082202	1.14%	0
2013	10.149055	9.968379	-1.78%	0
2012*	10.000000	10.149055	1.49%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	18.901669	19.145969	1.29%	1,039
2019	17.375834	18.901669	8.78%	1,044
2018	18.509171	17.375834	-6.12%	1,049
2017	17.747510	18.509171	4.29%	1,055
2016	16.980591	17.747510	4.52%	1,766
2015	17.706708	16.980591	-4.10%	1,978
2014	17.566122	17.706708	0.80%	2,001
2013	17.926616	17.566122	-2.01%	3,333
2012	16.109748	17.926616	11.28%	3,437
2011	16.273694	16.109748	-1.01%	3,456

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	26.013331	29.099301	11.86%	80
2019	20.625367	26.013331	26.12%	81
2018	24.734396	20.625367	-16.61%	82
2017	20.491186	24.734396	20.71%	83
2016	20.980183	20.491186	-2.33%	85
2015	21.905226	20.980183	-4.22%	89
2014	22.252766	21.905226	-1.56%	94
2013	19.058672	22.252766	16.76%	99
2012	16.814177	19.058672	13.35%	103
2011	18.381000	16.814177	-8.52%	106
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	26.576033	29.716686	11.82%	2,013
2019	20.511869	26.576033	29.56%	2,013
2018	22.695750	20.511869	-9.62%	2,013
2017	19.784143	22.695750	14.72%	2,013
2016	18.073149	19.784143	9.47%	2,013
2015	17.822647	18.073149	1.41%	2,013
2014	16.414451	17.822647	8.58%	2,013
2013	12.697717	16.414451	29.27%	2,013
2012	11.072208	12.697717	14.68%	2,642
2011	11.293103	11.072208	-1.96%	2,658
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares - Q/NQ
2020	25.296925	27.180205	7.44%	0
2019	20.531519	25.296925	23.21%	0
2018	23.551237	20.531519	-12.82%	0
2017	20.836634	23.551237	13.03%	0
2016	18.676226	20.836634	11.57%	0
2015	19.786669	18.676226	-5.61%	0
2014	19.264428	19.786669	2.71%	0
2013	15.205976	19.264428	26.69%	0
2012	13.935096	15.205976	9.12%	0
2011	15.133667	13.935096	-7.92%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	37.260786	43.949126	17.95%	0
2019	29.956178	37.260786	24.38%	0
2018	33.968571	29.956178	-11.81%	0
2017	30.253914	33.968571	12.28%	0
2016	26.056073	30.253914	16.11%	0
2015	28.154124	26.056073	-7.45%	0
2014	25.574505	28.154124	10.09%	0
2013	18.439950	25.574505	38.69%	0
2012	15.891567	18.439950	16.04%	0
2011	16.523209	15.891567	-3.82%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	21.168611	24.907443	17.66%	0
2019	17.064245	21.168611	24.05%	0
2018	19.396353	17.064245	-12.02%	0
2017	17.312572	19.396353	12.04%	0
2016	14.958672	17.312572	15.74%	0
2015	16.196645	14.958672	-7.64%	0
2014	14.749377	16.196645	9.81%	0
2013	10.664437	14.749377	38.30%	0
2012	9.215389	10.664437	15.72%	0
2011	9.598411	9.215389	-3.99%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.827097	12.889134	19.05%	0
2019	8.603793	10.827097	25.84%	0
2018	10.875352	8.603793	-20.89%	0
2017	8.744693	10.875352	24.37%	0
2016	9.139166	8.744693	-4.32%	0
2015	9.012580	9.139166	1.40%	0
2014*	10.000000	9.012580	-9.87%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.361594	19.444813	12.00%	0
2019	14.495907	17.361594	19.77%	0
2018	15.588357	14.495907	-7.01%	0
2017	13.400445	15.588357	16.33%	0
2016	13.983784	13.400445	-4.17%	0
2015	15.513267	13.983784	-9.86%	0
2014	16.650245	15.513267	-6.83%	0
2013	13.529317	16.650245	23.07%	155
2012	11.543254	13.529317	17.21%	155
2011	12.647958	11.543254	-8.73%	155
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.305696	10.006377	-2.90%	0
2019	8.869492	10.305696	16.19%	0
2018	11.074223	8.869492	-19.91%	0
2017	8.808365	11.074223	25.72%	0
2016	7.414879	8.808365	18.79%	0
2015	9.430823	7.414879	-21.38%	0
2014*	10.000000	9.430823	-5.69%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	23.837426	31.912281	33.87%	802
2019	17.527860	23.837426	36.00%	802
2018	17.655251	17.527860	-0.72%	802
2017	14.170280	17.655251	24.59%	802
2016	13.771668	14.170280	2.89%	802
2015	13.408401	13.771668	2.71%	802
2014	12.558538	13.408401	6.77%	802
2013	9.305763	12.558538	34.95%	1,526
2012	8.127454	9.305763	14.50%	1,844
2011	8.806447	8.127454	-7.71%	1,971
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	32.950080	47.179282	43.18%	821
2019	23.714566	32.950080	38.94%	821
2018	24.536096	23.714566	-3.35%	821
2017	19.746730	24.536096	24.25%	821
2016	18.453426	19.746730	7.01%	821
2015	19.174478	18.453426	-3.76%	821
2014	21.075758	19.174478	-9.02%	827
2013	15.174458	21.075758	38.89%	832
2012	12.762524	15.174458	18.90%	1,114
2011	14.497669	12.762524	-11.97%	1,119
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	30.801054	31.268353	1.52%	0
2019	24.182479	30.801054	27.37%	0
2018	27.431606	24.182479	-11.84%	0
2017	23.767196	27.431606	15.42%	0
2016	21.238956	23.767196	11.90%	0
2015	21.798888	21.238956	-2.57%	0
2014	20.112627	21.798888	8.38%	0
2013	15.081488	20.112627	33.36%	1,684
2012	13.233314	15.081488	13.97%	1,684
2011	13.517927	13.233314	-2.11%	9,944
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.554354	25.482261	18.22%	0
2019	17.441611	21.554354	23.58%	0
2018	19.646427	17.441611	-11.22%	0
2017	15.750743	19.646427	24.73%	0
2016	15.421840	15.750743	2.13%	0
2015	14.748434	15.421840	4.57%	0
2014	14.827911	14.748434	-0.54%	0
2013	11.812291	14.827911	25.53%	0
2012	10.360352	11.812291	14.01%	0
2011	10.724430	10.360352	-3.39%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.297528	20.788634	20.18%	828
2019	12.600004	17.297528	37.28%	858
2018	12.739241	12.600004	-1.09%	889
2017	10.110997	12.739241	25.99%	921
2016	9.712753	10.110997	4.10%	955
2015*	10.000000	9.712753	-2.87%	990
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	14.322266	15.149182	5.77%	0
2019	13.165585	14.322266	8.79%	0
2018	13.510713	13.165585	-2.55%	0
2017	12.972092	13.510713	4.15%	0
2016	12.459017	12.972092	4.12%	0
2015	12.774356	12.459017	-2.47%	0
2014	12.075131	12.774356	5.79%	0
2013	12.349362	12.075131	-2.22%	0
2012	11.499870	12.349362	7.39%	0
2011	11.092882	11.499870	3.67%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.116875	19.448528	48.27%	0
2019	10.039993	13.116875	30.65%	0
2018	12.251799	10.039993	-18.05%	0
2017	9.922807	12.251799	23.47%	0
2016	10.344520	9.922807	-4.08%	0
2015	10.587382	10.344520	-2.29%	0
2014	10.912556	10.587382	-2.98%	0
2013	9.164052	10.912556	19.08%	0
2012	8.066245	9.164052	13.61%	0
2011	9.074632	8.066245	-11.11%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.162594	21.107519	10.15%	0
2019	16.131510	19.162594	18.79%	0
2018	17.263241	16.131510	-6.56%	0
2017	15.158080	17.263241	13.89%	0
2016	14.139190	15.158080	7.21%	0
2015	14.236307	14.139190	-0.68%	0
2014	13.787099	14.236307	3.26%	0
2013	11.370678	13.787099	21.25%	0
2012	9.991547	11.370678	13.80%	0
2011	10.065308	9.991547	-0.73%	474

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.980625	12.867687	7.40%	0
2019	11.177511	11.980625	7.19%	0
2018	11.489405	11.177511	-2.71%	0
2017	11.318136	11.489405	1.51%	0
2016	11.210365	11.318136	0.96%	0
2015	11.424829	11.210365	-1.88%	0
2014	11.065597	11.424829	3.25%	0
2013	11.548489	11.065597	-4.18%	0
2012	11.187080	11.548489	3.23%	0
2011	10.758440	11.187080	3.98%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.646581	30.217206	27.79%	202
2019	17.839021	23.646581	32.56%	202
2018	20.027113	17.839021	-10.93%	202
2017	15.547460	20.027113	28.81%	202
2016	15.778035	15.547460	-1.46%	202
2015	15.057525	15.778035	4.79%	202
2014	15.034179	15.057525	0.16%	202
2013	11.882881	15.034179	26.52%	202
2012	9.896797	11.882881	20.07%	202
2011	11.095465	9.896797	-10.80%	202
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.439013	37.903734	49.00%	211
2019	19.853052	25.439013	28.14%	211
2018	20.321420	19.853052	-2.30%	211
2017	16.167261	20.321420	25.69%	211
2016	15.071677	16.167261	7.27%	211
2015	14.399082	15.071677	4.67%	211
2014	13.547789	14.399082	6.28%	211
2013	10.627978	13.547789	27.47%	211
2012	9.204869	10.627978	15.46%	211
2011	9.819331	9.204869	-6.26%	8,636
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.318331	22.596490	11.21%	0
2019	16.439629	20.318331	23.59%	0
2018	17.090445	16.439629	-3.81%	0
2017	14.251395	17.090445	19.92%	0
2016	13.043631	14.251395	9.26%	0
2015	13.119893	13.043631	-0.58%	0
2014	12.102238	13.119893	8.41%	0
2013	9.254218	12.102238	30.78%	0
2012	8.038264	9.254218	15.13%	0
2011	8.359747	8.038264	-3.85%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	22.213359	24.043104	8.24%	0
2019	17.505506	22.213359	26.89%	0
2018	17.850374	17.505506	-1.93%	0
2017	15.093302	17.850374	18.27%	0
2016	13.805416	15.093302	9.33%	229
2015	13.944735	13.805416	-1.00%	229
2014	12.680322	13.944735	9.97%	229
2013	9.857758	12.680322	28.63%	1,948
2012	8.804360	9.857758	11.96%	1,948
2011	8.918039	8.804360	-1.27%	1,948
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.285289	18.028192	10.70%	0
2019	13.357885	16.285289	21.92%	0
2018	15.218618	13.357885	-12.23%	0
2017	12.915971	15.218618	17.83%	0
2016	12.118511	12.915971	6.58%	0
2015	12.541800	12.118511	-3.38%	0
2014	12.203446	12.541800	2.77%	0
2013	9.583379	12.203446	27.34%	0
2012	8.389357	9.583379	14.23%	0
2011	9.110982	8.389357	-7.92%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.614590	15.764819	7.87%	0
2019	12.790380	14.614590	14.26%	0
2018	13.870830	12.790380	-7.79%	0
2017	12.586067	13.870830	10.21%	0
2016	12.059987	12.586067	4.36%	0
2015	12.393614	12.059987	-2.69%	0
2014	12.082298	12.393614	2.58%	0
2013	10.714519	12.082298	12.77%	0
2012	9.809665	10.714519	9.22%	0
2011	10.109875	9.809665	-2.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.739031	17.254354	9.63%	0
2019	13.309223	15.739031	18.26%	447
2018	14.736256	13.309223	-9.68%	1,034
2017	12.937855	14.736256	13.90%	1,633
2016	12.256900	12.937855	5.56%	2,261
2015	12.630362	12.256900	-2.96%	2,964
2014	12.266075	12.630362	2.97%	3,647
2013	10.286396	12.266075	19.25%	4,345
2012	9.203721	10.286396	11.76%	5,117
2011	9.691973	9.203721	-5.04%	5,997

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.799675	13.544330	5.82%	0
2019	11.759587	12.799675	8.84%	0
2018	12.277824	11.759587	-4.22%	0
2017	11.736944	12.277824	4.61%	0
2016	11.407105	11.736944	2.89%	0
2015	11.684228	11.407105	-2.37%	0
2014	11.496666	11.684228	1.63%	0
2013	11.140023	11.496666	3.20%	0
2012	10.537207	11.140023	5.72%	0
2011	10.564529	10.537207	-0.26%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.226353	16.575918	8.86%	0
2019	13.104112	15.226353	16.20%	0
2018	14.341530	13.104112	-8.63%	0
2017	12.794196	14.341530	12.09%	0
2016	12.186954	12.794196	4.98%	0
2015	12.524925	12.186954	-2.70%	0
2014	12.178483	12.524925	2.84%	0
2013	10.511275	12.178483	15.86%	0
2012	9.511460	10.511275	10.51%	0
2011	9.901666	9.511460	-3.94%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.997883	17.662943	10.41%	0
2019	13.307786	15.997883	20.21%	0
2018	14.953421	13.307786	-11.01%	0
2017	12.876795	14.953421	16.13%	0
2016	12.168475	12.876795	5.82%	0
2015	12.562036	12.168475	-3.13%	0
2014	12.215547	12.562036	2.84%	0
2013	9.994167	12.215547	22.23%	0
2012	8.868653	9.994167	12.69%	0
2011	9.459031	8.868653	-6.24%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.101717	15.124923	7.26%	0
2019	12.544254	14.101717	12.42%	0
2018	13.393879	12.544254	-6.34%	0
2017	12.392838	13.393879	8.08%	0
2016	11.887203	12.392838	4.25%	0
2015	12.216771	11.887203	-2.70%	0
2014	11.934538	12.216771	2.36%	0
2013	10.908749	11.934538	9.40%	0
2012	10.079800	10.908749	8.22%	0
2011	10.276328	10.079800	-1.91%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.161423	15.683624	3.44%	0
2019	13.704553	15.161423	10.63%	0
2018	16.529178	13.704553	-17.09%	0
2017	13.694518	16.529178	20.70%	0
2016	13.770088	13.694518	-0.55%	0
2015	14.569816	13.770088	-5.49%	0
2014	16.128251	14.569816	-9.66%	0
2013	13.654891	16.128251	18.11%	0
2012	11.612565	13.654891	17.59%	0
2011	13.482517	11.612565	-13.87%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.741315	17.41%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.741826	17.42%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.373524	14.075156	5.25%	0
2019	12.481619	13.373524	7.15%	0
2018	12.745604	12.481619	-2.07%	0
2017	12.413066	12.745604	2.68%	0
2016	11.980252	12.413066	3.61%	0
2015	12.269614	11.980252	-2.36%	0
2014	11.875142	12.269614	3.32%	0
2013	12.309680	11.875142	-3.53%	0
2012	11.616012	12.309680	5.97%	0
2011	11.079660	11.616012	4.84%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.976027	13.626201	5.01%	0
2019	12.138008	12.976027	6.90%	0
2018	12.428266	12.138008	-2.34%	0
2017	12.129254	12.428266	2.47%	0
2016	11.744339	12.129254	3.28%	0
2015	12.047456	11.744339	-2.52%	0
2014	11.702042	12.047456	2.95%	0
2013	12.157146	11.702042	-3.74%	0
2012	11.500995	12.157146	5.71%	0
2011	11.006772	11.500995	4.49%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.840127	14.842290	7.24%	0
2019	12.840435	13.840127	7.79%	0
2018	13.249628	12.840435	-3.09%	0
2017	12.982269	13.249628	2.06%	0
2016	12.773369	12.982269	1.64%	0
2015	13.055192	12.773369	-2.16%	0
2014	12.656385	13.055192	3.15%	0
2013	13.137892	12.656385	-3.67%	0
2012	12.471155	13.137892	5.35%	0
2011	11.956729	12.471155	4.30%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	27.520021	30.583810	11.13%	0
2019	22.811452	27.520021	20.64%	0
2018	28.169911	22.811452	-19.02%	0
2017	20.280820	28.169911	38.90%	0
2016	19.185331	20.280820	5.71%	49
2015	23.287677	19.185331	-17.62%	49
2014	25.117774	23.287677	-7.29%	49
2013	25.430110	25.117774	-1.23%	0
2012	22.102401	25.430110	15.06%	0
2011	29.033413	22.102401	-23.87%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.938185	12.447480	4.27%	0
2020	11.938185	12.447480	4.27%	0
2019	10.579033	11.938185	12.85%	0
2018	11.090100	10.579033	-4.61%	0
2017	10.561962	11.090100	5.00%	0
2016	9.406971	10.561962	12.28%	0
2015	9.820864	9.406971	-4.21%	0
2014*	10.000000	9.820864	-1.79%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	13.760073	14.356231	4.33%	1,680
2019	13.165397	13.760073	4.52%	1,736
2018	13.393919	13.165397	-1.71%	1,795
2017	13.339959	13.393919	0.40%	1,856
2016	13.463288	13.339959	-0.92%	1,920
2015	13.704066	13.463288	-1.76%	1,987
2014	13.325136	13.704066	2.84%	2,275
2013	14.121410	13.325136	-5.64%	2,361
2012	13.933004	14.121410	1.35%	2,472
2011	13.207855	13.933004	5.49%	2,698

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.058666	8.930891	-1.41%	218
2019	9.049428	9.058666	0.10%	227
2018	9.075866	9.049428	-0.29%	236
2017	9.188986	9.075866	-1.23%	391
2016	9.342012	9.188986	-1.64%	513
2015	9.498739	9.342012	-1.65%	516
2014	9.658091	9.498739	-1.65%	1,230
2013	9.820118	9.658091	-1.65%	1,287
2012	9.985314	9.820118	-1.65%	1,342
2011	10.152363	9.985314	-1.65%	4,845
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.070337	10.665319	5.91%	0
2019	8.610692	10.070337	16.95%	0
2018	10.277293	8.610692	-16.22%	0
2017	8.222863	10.277293	24.98%	0
2016	8.307785	8.222863	-1.02%	0
2015	8.728301	8.307785	-4.82%	0
2014	8.939087	8.728301	-2.36%	0
2013	7.731207	8.939087	15.62%	0
2012	6.822389	7.731207	13.32%	0
2011	7.707380	6.822389	-11.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	24.833874	27.554445	10.96%	1,341
2019	20.407381	24.833874	21.69%	1,341
2018	22.767772	20.407381	-10.37%	1,341
2017	19.546316	22.767772	16.48%	21,834
2016	18.154494	19.546316	7.67%	21,834
2015	18.645196	18.154494	-2.63%	21,834
2014	18.057760	18.645196	3.25%	21,907
2013	14.429061	18.057760	25.15%	2,252
2012	12.658571	14.429061	13.99%	2,252
2011	13.397218	12.658571	-5.51%	27,355
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.135447	19.513947	7.60%	0
2019	15.987067	18.135447	13.44%	0
2018	17.085329	15.987067	-6.43%	0
2017	15.631263	17.085329	9.30%	0
2016	14.950504	15.631263	4.55%	0
2015	15.227773	14.950504	-1.82%	0
2014	14.804424	15.227773	2.86%	0
2013	13.271239	14.804424	11.55%	0
2012	12.336491	13.271239	7.58%	0
2011	12.433015	12.336491	-0.78%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.092620	24.252684	9.78%	0
2019	18.728646	22.092620	17.96%	0
2018	20.362201	18.728646	-8.02%	0
2017	18.032452	20.362201	12.92%	0
2016	17.017118	18.032452	5.97%	0
2015	17.395140	17.017118	-2.17%	0
2014	16.810804	17.395140	3.48%	0
2013	14.304216	16.810804	17.52%	0
2012	12.957463	14.304216	10.39%	0
2011	13.298836	12.957463	-2.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.803130	15.536550	4.95%	4,560
2019	13.741487	14.803130	7.73%	4,560
2018	14.229924	13.741487	-3.43%	4,560
2017	13.690029	14.229924	3.94%	4,560
2016	13.349870	13.690029	2.55%	9,030
2015	13.537998	13.349870	-1.39%	9,200
2014	13.249672	13.537998	2.18%	10,010
2013	12.851019	13.249672	3.10%	12,005
2012	12.424124	12.851019	3.44%	12,005
2011	12.272389	12.424124	1.24%	12,005
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.495429	22.242465	8.52%	31,145
2019	17.698620	20.495429	15.80%	31,213
2018	19.081023	17.698620	-7.24%	32,819
2017	17.179459	19.081023	11.07%	8,404
2016	16.302399	17.179459	5.38%	8,799
2015	16.631578	16.302399	-1.98%	9,157
2014	16.077598	16.631578	3.45%	9,253
2013	14.016668	16.077598	14.70%	13,006
2012	12.861756	14.016668	8.98%	13,398
2011	13.082360	12.861756	-1.69%	16,596
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	23.314050	25.756287	10.48%	1,536
2020	23.314050	25.756287	10.48%	1,536
2019	19.457863	23.314050	19.82%	1,536
2018	21.443010	19.457863	-9.26%	6,489
2017	18.685243	21.443010	14.76%	6,556
2016	17.512525	18.685243	6.70%	6,746
2015	17.937252	17.512525	-2.37%	10,287
2014	17.376816	17.937252	3.23%	10,778
2013	14.437497	17.376816	20.36%	11,545
2012	12.904576	14.437497	11.88%	10,304
2011	13.405719	12.904576	-3.74%	20,368

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.799665	19.003200	6.76%	2,800
2019	15.947980	17.799665	11.61%	2,844
2018	16.845698	15.947980	-5.33%	2,890
2017	15.682915	16.845698	7.41%	3,020
2016	15.085001	15.682915	3.96%	3,373
2015	15.342775	15.085001	-1.68%	3,430
2014	14.894265	15.342775	3.01%	3,979
2013	13.705708	14.894265	8.67%	4,041
2012	12.899123	13.705708	6.25%	5,102
2011	12.850012	12.899123	0.38%	6,622
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	22.361547	28.572042	27.77%	0
2019	17.460371	22.361547	28.07%	0
2018	18.370489	17.460371	-4.95%	0
2017	14.380861	18.370489	27.74%	0
2016	14.336160	14.380861	0.31%	0
2015	14.134326	14.336160	1.43%	0
2014	13.047356	14.134326	8.33%	0
2013	9.869637	13.047356	32.20%	0
2012	8.640935	9.869637	14.22%	0
2011	9.079086	8.640935	-4.83%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	38.685053	45.236779	16.94%	0
2019	28.582417	38.685053	35.35%	0
2018	29.439387	28.582417	-2.91%	0
2017	23.510413	29.439387	25.22%	0
2016	23.065901	23.510413	1.93%	0
2015	22.316302	23.065901	3.36%	0
2014	20.855456	22.316302	7.00%	0
2013	15.511833	20.855456	34.45%	0
2012	13.289460	15.511833	16.72%	0
2011	13.820663	13.289460	-3.84%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	37.666250	43.908571	16.57%	4,962
2019	27.887056	37.666250	35.07%	4,820
2018	28.801336	27.887056	-3.17%	4,703
2017	23.045089	28.801336	24.98%	6,821
2016	22.676774	23.045089	1.62%	7,366
2015	21.996440	22.676774	3.09%	7,276
2014	20.601502	21.996440	6.77%	7,285
2013	15.369911	20.601502	34.04%	9,217
2012	13.197181	15.369911	16.46%	9,611
2011	13.761488	13.197181	-4.10%	17,309

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	29.058373	28.977106	-0.28%	0
2019	23.322735	29.058373	24.59%	0
2018	26.197263	23.322735	-10.97%	0
2017	24.562893	26.197263	6.65%	0
2016	20.774734	24.562893	18.23%	0
2015	22.105173	20.774734	-6.02%	0
2014	19.899468	22.105173	11.08%	0
2013	15.366307	19.899468	29.50%	0
2012	13.652497	15.366307	12.55%	0
2011	13.813869	13.652497	-1.17%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.791072	17.91%	1,886
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	35.571818	39.573161	11.25%	0
2019	28.784839	35.571818	23.58%	0
2018	33.030905	28.784839	-12.85%	0
2017	29.006439	33.030905	13.87%	0
2016	24.517275	29.006439	18.31%	0
2015	25.576788	24.517275	-4.14%	0
2014	23.766949	25.576788	7.61%	0
2013	18.162981	23.766949	30.85%	0
2012	15.721384	18.162981	15.53%	0
2011	16.401933	15.721384	-4.15%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	32.721835	36.312536	10.97%	0
2019	26.528842	32.721835	23.34%	0
2018	30.505261	26.528842	-13.04%	0
2017	26.835966	30.505261	13.67%	0
2016	22.734892	26.835966	18.04%	0
2015	23.775354	22.734892	-4.38%	0
2014	22.142468	23.775354	7.37%	131
2013	16.952265	22.142468	30.62%	137
2012	14.698193	16.952265	15.34%	156
2011	15.355565	14.698193	-4.28%	163
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.916001	21.307625	-2.78%	0
2019	17.993015	21.916001	21.80%	0
2018	21.068266	17.993015	-14.60%	0
2017	18.816657	21.068266	11.97%	0
2016	16.269097	18.816657	15.66%	0
2015	17.033591	16.269097	-4.49%	0
2014	14.800321	17.033591	15.09%	0
2013	11.091371	14.800321	33.44%	0
2012	9.693418	11.091371	14.42%	0
2011	10.089948	9.693418	-3.93%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	23.460377	32.421640	38.20%	0
2019	17.620361	23.460377	33.14%	0
2018	19.521694	17.620361	-9.74%	0
2017	15.923591	19.521694	22.60%	170
2016	14.982666	15.923591	6.28%	170
2015	15.153786	14.982666	-1.13%	170
2014	15.026621	15.153786	0.85%	240
2013	10.613769	15.026621	41.58%	243
2012	9.542823	10.613769	11.22%	254
2011	9.786884	9.542823	-2.49%	342
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	28.368196	29.337647	3.42%	0
2019	24.238602	28.368196	17.04%	0
2018	29.679353	24.238602	-18.33%	0
2017	27.668197	29.679353	7.27%	0
2016	22.338151	27.668197	23.86%	0
2015	24.168521	22.338151	-7.57%	0
2014	22.961600	24.168521	5.26%	0
2013	16.628564	22.961600	38.09%	0
2012	14.038032	16.628564	18.45%	0
2011	15.035462	14.038032	-6.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	25.232339	26.044680	3.22%	44
2019	21.615478	25.232339	16.73%	46
2018	26.521696	21.615478	-18.50%	48
2017	24.795014	26.521696	6.96%	50
2016	20.069237	24.795014	23.55%	52
2015	21.775511	20.069237	-7.84%	54
2014	20.737873	21.775511	5.00%	57
2013	15.058563	20.737873	37.71%	59
2012	12.727465	15.058563	18.32%	61
2011	13.686966	12.727465	-7.01%	61
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	32.446865	39.152121	20.67%	0
2019	26.256796	32.446865	23.58%	0
2018	30.561099	26.256796	-14.08%	0
2017	27.379496	30.561099	11.62%	0
2016	22.663016	27.379496	20.81%	0
2015	23.426324	22.663016	-3.26%	0
2014	23.626781	23.426324	-0.85%	0
2013	17.048794	23.626781	38.58%	0
2012	15.008731	17.048794	13.59%	0
2011	16.158287	15.008731	-7.11%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	31.853052	38.331145	20.34%	0
2019	25.836817	31.853052	23.29%	0
2018	30.141078	25.836817	-14.28%	0
2017	27.071998	30.141078	11.34%	0
2016	22.461278	27.071998	20.53%	70
2015	23.279310	22.461278	-3.51%	70
2014	23.539031	23.279310	-1.10%	70
2013	17.028493	23.539031	38.23%	70
2012	15.026749	17.028493	13.32%	70
2011	16.219606	15.026749	-7.35%	70
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	20.142146	22.464458	11.53%	0
2019	15.989232	20.142146	25.97%	0
2018	17.116113	15.989232	-6.58%	0
2017	13.948686	17.116113	22.71%	0
2016	12.490403	13.948686	11.68%	0
2015	12.853274	12.490403	-2.82%	0
2014	12.264459	12.853274	4.80%	0
2013	8.687989	12.264459	41.17%	0
2012	7.561134	8.687989	14.90%	0
2011	8.702060	7.561134	-13.11%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	21.179401	23.612933	11.49%	0
2020	21.179401	23.612933	11.49%	0
2019	17.090001	21.179401	23.93%	0
2018	18.446554	17.090001	-7.35%	0
2017	15.811271	18.446554	16.67%	0
2016	14.599508	15.811271	8.30%	0
2015	14.892679	14.599508	-1.97%	0
2014	13.690911	14.892679	8.78%	0
2013	10.031599	13.690911	36.48%	0
2012	9.148330	10.031599	9.65%	0
2011	9.606980	9.148330	-4.77%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.958061	23.361438	11.47%	0
2019	16.906180	20.958061	23.97%	0
2018	18.264476	16.906180	-7.44%	0
2017	15.688931	18.264476	16.42%	0
2016	14.486934	15.688931	8.30%	0
2015	14.791884	14.486934	-2.06%	0
2014	13.609689	14.791884	8.69%	0
2013	9.987496	13.609689	36.27%	0
2012	9.117565	9.987496	9.54%	0
2011	9.583187	9.117565	-4.86%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	17.107187	15.866252	-7.25%	0
2019	13.334451	17.107187	28.29%	0
2018	14.132825	13.334451	-5.65%	0
2017	13.537596	14.132825	4.40%	0
2016	12.842357	13.537596	5.41%	123
2015	13.841305	12.842357	-7.22%	123
2014	10.943023	13.841305	26.49%	123
2013	10.834078	10.943023	1.01%	123
2012	9.531130	10.834078	13.67%	123
2011	9.130237	9.531130	4.39%	123
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.263566	32.64%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020*	10.000000	13.242916	32.43%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.319089	10.436235	1.14%	0
2019	10.080203	10.319089	2.37%	0
2018	10.166849	10.080203	-0.85%	0
2017	10.176246	10.166849	-0.09%	0
2016	10.094967	10.176246	0.81%	0
2015	10.299452	10.094967	-1.99%	0
2014	10.420778	10.299452	-1.16%	0
2013	10.584447	10.420778	-1.55%	0
2012	10.396146	10.584447	1.81%	0
2011	10.434627	10.396146	-0.37%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	22.338609	35.261848	57.85%	0
2019	16.598711	22.338609	34.58%	0
2018	18.158652	16.598711	-8.59%	0
2017	14.477710	18.158652	25.42%	0
2016	13.879452	14.477710	4.31%	0
2015	14.161282	13.879452	-1.99%	0
2014	13.882497	14.161282	2.01%	0
2013	10.183767	13.882497	36.32%	0
2012	9.032284	10.183767	12.75%	0
2011	9.611325	9.032284	-6.02%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	28.159080	33.112184	17.59%	0
2019	22.744126	28.159080	23.81%	0
2018	24.532624	22.744126	-7.29%	0
2017	21.061469	24.532624	16.48%	0
2016	19.491551	21.061469	8.05%	0
2015	19.910873	19.491551	-2.11%	0
2014	18.340796	19.910873	8.56%	0
2013	13.552243	18.340796	35.33%	0
2012	12.416826	13.552243	9.14%	0
2011	13.025977	12.416826	-4.68%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.791779	12.360287	4.82%	0
2019	10.457345	11.791779	12.76%	0
2018	11.172891	10.457345	-6.40%	0
2017	10.347782	11.172891	7.97%	0
2016	9.293009	10.347782	11.35%	0
2015	9.677822	9.293009	-3.98%	0
2014*	10.000000	9.677822	-3.22%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.649234	12.678597	8.84%	0
2019	11.078319	11.649234	5.15%	0
2018	11.743583	11.078319	-5.66%	0
2017	10.782586	11.743583	8.91%	0
2016	10.653665	10.782586	1.21%	0
2015	11.669747	10.653665	-8.71%	0
2014	11.829924	11.669747	-1.35%	0
2013	12.873813	11.829924	-8.11%	0
2012	12.439490	12.873813	3.49%	0
2011	11.665801	12.439490	6.63%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.185251	11.318577	1.19%	0
2019	10.943509	11.185251	2.21%	0
2018	11.101800	10.943509	-1.43%	0
2017	11.147944	11.101800	-0.41%	0
2016	11.188458	11.147944	-0.36%	0
2015	11.352455	11.188458	-1.44%	0
2014	11.457181	11.352455	-0.91%	0
2013	11.676512	11.457181	-1.88%	0
2012	11.227334	11.676512	4.00%	335
2011	11.301282	11.227334	-0.65%	335
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.999168	24.554725	36.42%	0
2019	13.383615	17.999168	34.49%	0
2018	13.293064	13.383615	0.68%	0
2017	10.324687	13.293064	28.75%	0
2016*	10.000000	10.324687	3.25%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	16.466521	18.153621	10.25%	0
2019	13.377828	16.466521	23.09%	0
2018	16.818214	13.377828	-20.46%	0
2017	13.508800	16.818214	24.50%	0
2016	14.080254	13.508800	-4.06%	0
2015	14.296452	14.080254	-1.51%	0
2014	15.593199	14.296452	-8.32%	0
2013	12.379625	15.593199	25.96%	0
2012	10.324933	12.379625	19.90%	0
2011	12.638104	10.324933	-18.30%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.970444	13.496594	4.06%	0
2019	10.113155	12.970444	28.25%	0
2018	11.237735	10.113155	-10.01%	0
2017*	10.000000	11.237735	12.38%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2020	25.656275	26.232876	2.25%	0
2019	20.996820	25.656275	22.19%	0
2018	26.664919	20.996820	-21.26%	0
2017	25.132652	26.664919	6.10%	0
2016	20.042635	25.132652	25.40%	0
2015	21.281042	20.042635	-5.82%	0
2014	20.919698	21.281042	1.73%	0
2013	15.235902	20.919698	37.31%	0
2012	13.186168	15.235902	15.54%	0
2011	14.072080	13.186168	-6.30%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.672673	6.629471	16.87%	0
2019	5.170813	5.672673	9.71%	0
2018	7.346051	5.170813	-29.61%	0
2017	7.619134	7.346051	-3.58%	0
2016	5.401602	7.619134	41.05%	0
2015	8.274934	5.401602	-34.72%	0
2014	10.432226	8.274934	-20.68%	0
2013	9.617126	10.432226	8.48%	0
2012*	10.000000	9.617126	-3.83%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.831096	6.830940	17.15%	0
2019	5.299886	5.831096	10.02%	0
2018	7.514193	5.299886	-29.47%	0
2017	7.771868	7.514193	-3.32%	0
2016	5.498482	7.771868	41.35%	0
2015	8.400659	5.498482	-34.55%	0
2014	10.558892	8.400659	-20.44%	0
2013	9.712890	10.558892	8.71%	0
2012*	10.000000	9.712890	-2.87%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	35.409939	54.950335	55.18%	0
2019	28.842620	35.409939	22.77%	0
2018	28.950352	28.842620	-0.37%	0
2017	23.387086	28.950352	23.79%	0
2016	22.068751	23.387086	5.97%	0
2015	23.105049	22.068751	-4.49%	0
2014	23.942312	23.105049	-3.50%	0
2013	16.204260	23.942312	47.75%	0
2012	15.274494	16.204260	6.09%	0
2011	16.278538	15.274494	-6.17%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	25.854158	26.043035	0.73%	0
2019	21.277373	25.854158	21.51%	0
2018	22.991269	21.277373	-7.45%	0
2017	19.720242	22.991269	16.59%	0
2016	18.060910	19.720242	9.19%	0
2015	18.114819	18.060910	-0.30%	0
2014	16.861593	18.114819	7.43%	0
2013	12.744432	16.861593	32.31%	0
2012	11.058375	12.744432	15.25%	1,614
2011	10.605427	11.058375	4.27%	1,614
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	16.535820	16.614076	0.47%	448
2019	14.403495	16.535820	14.80%	475
2018	19.025791	14.403495	-24.29%	498
2017	15.471307	19.025791	22.97%	527
2016	15.864771	15.471307	-2.48%	936
2015	15.760678	15.864771	0.66%	995
2014	17.140714	15.760678	-8.05%	1,054
2013	14.207716	17.140714	20.64%	1,115
2012	12.657357	14.207716	12.25%	1,175
2011	15.982762	12.657357	-20.81%	1,247
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	31.207274	41.459099	32.85%	0
2019	23.627499	31.207274	32.08%	0
2018	23.492784	23.627499	0.57%	0
2017	18.149298	23.492784	29.44%	0
2016	18.037640	18.149298	0.62%	0
2015	16.552770	18.037640	8.97%	0
2014	14.791841	16.552770	11.90%	0
2013	10.983689	14.791841	34.67%	0
2012	9.622637	10.983689	14.14%	0
2011	10.119913	9.622637	-5.39%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	35.489188	35.951006	1.30%	528
2019	30.110269	35.489188	17.86%	562
2018	36.165829	30.110269	-16.74%	592
2017	32.600306	36.165829	10.94%	631
2016	26.574086	32.600306	22.68%	1,059
2015	28.665973	26.574086	-7.30%	1,691
2014	26.767135	28.665973	7.09%	1,761
2013	19.784043	26.767135	35.30%	1,833
2012	16.989205	19.784043	16.45%	1,904
2011	18.913194	16.989205	-10.17%	2,902

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.495943	20.760192	18.66%	0
2019	15.114799	17.495943	15.75%	0
2018	16.638708	15.114799	-9.16%	0
2017	14.885126	16.638708	11.78%	0
2016	14.586794	14.885126	2.05%	0
2015	14.989140	14.586794	-2.68%	0
2014	14.959326	14.989140	0.20%	0
2013	13.300593	14.959326	12.47%	827
2012	12.304760	13.300593	8.09%	827
2011	12.989971	12.304760	-5.27%	827
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.013599	13.795999	6.01%	0
2019	11.045543	13.013599	17.82%	0
2018	13.328353	11.045543	-17.13%	0
2017	11.785568	13.328353	13.09%	0
2016	10.406780	11.785568	13.25%	0
2015	10.860031	10.406780	-4.17%	0
2014*	10.000000	10.860031	8.60%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	35.921283	39.066783	8.76%	0
2019	29.900695	35.921283	20.14%	0
2018	33.420501	29.900695	-10.53%	0
2017	30.245372	33.420501	10.50%	0
2016	24.471172	30.245372	23.60%	0
2015	25.488163	24.471172	-3.99%	0
2014	24.665704	25.488163	3.33%	0
2013	17.831840	24.665704	38.32%	0
2012	15.673625	17.831840	13.77%	0
2011	15.854917	15.673625	-1.14%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	31.527906	36.573055	16.00%	0
2019	24.448937	31.527906	28.95%	0
2018	26.083239	24.448937	-6.27%	0
2017	21.830698	26.083239	19.48%	0
2016	19.879835	21.830698	9.81%	0
2015	20.002199	19.879835	-0.61%	0
2014	17.939788	20.002199	11.50%	0
2013	13.822773	17.939788	29.78%	0
2012	12.150192	13.822773	13.77%	0
2011	12.132078	12.150192	0.15%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	34.393939	39.798024	15.71%	0
2019	26.740977	34.393939	28.62%	0
2018	28.594223	26.740977	-6.48%	0
2017	23.996915	28.594223	19.16%	0
2016	21.904630	23.996915	9.55%	0
2015	22.091612	21.904630	-0.85%	0
2014	19.869872	22.091612	11.18%	0
2013	15.347405	19.869872	29.47%	0
2012	13.521127	15.347405	13.51%	0
2011	13.535153	13.521127	-0.10%	50
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	26.544683	32.393578	22.03%	0
2019	20.098200	26.544683	32.07%	0
2018	21.389329	20.098200	-6.04%	0
2017	18.865364	21.389329	13.38%	0
2016	17.387077	18.865364	8.50%	0
2015	18.271505	17.387077	-4.84%	0
2014	16.383452	18.271505	11.52%	0
2013	12.405938	16.383452	32.06%	0
2012	11.271271	12.405938	10.07%	0
2011	11.363370	11.271271	-0.81%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.830557	10.859288	0.27%	0
2019	10.289485	10.830557	5.26%	0
2018	10.477416	10.289485	-1.79%	0
2017	10.303421	10.477416	1.69%	0
2016	9.620496	10.303421	7.10%	0
2015	9.884955	9.620496	-2.68%	0
2014*	10.000000	9.884955	-1.15%	0
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	25.592471	26.530808	3.67%	2,083
2019	22.811919	25.592471	12.19%	2,083
2018	24.033035	22.811919	-5.08%	2,083
2017	22.941849	24.033035	4.76%	2,083
2016	20.376991	22.941849	12.59%	2,083
2015	21.309563	20.376991	-4.38%	2,083
2014	21.165752	21.309563	0.68%	2,083
2013	20.174215	21.165752	4.91%	2,527
2012	17.955248	20.174215	12.36%	2,527
2011	17.408075	17.955248	3.14%	2,527
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.656869	10.549725	-1.01%	0
2019	9.040667	10.656869	17.88%	0
2018*	10.000000	9.040667	-9.59%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	15.897923	16.896524	6.28%	0
2019	14.777333	15.897923	7.58%	0
2018	15.123986	14.777333	-2.29%	0
2017	14.788036	15.123986	2.27%	0
2016	14.488987	14.788036	2.06%	0
2015	14.775541	14.488987	-1.94%	0
2014	14.481757	14.775541	2.03%	0
2013	14.581286	14.481757	-0.68%	0
2012	13.519686	14.581286	7.85%	0
2011	13.447271	13.519686	0.54%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	15.380672	16.307587	6.03%	245
2019	14.332472	15.380672	7.31%	245
2018	14.696855	14.332472	-2.48%	245
2017	14.410034	14.696855	1.99%	245
2016	14.158501	14.410034	1.78%	245
2015	14.466933	14.158501	-2.13%	1,368
2014	14.217676	14.466933	1.75%	1,368
2013	14.355811	14.217676	-0.96%	2,434
2012	13.344146	14.355811	7.58%	2,434
2011	13.309381	13.344146	0.26%	2,626
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ
2020	17.100999	19.694051	15.16%	0
2019	14.183272	17.100999	20.57%	0
2018	15.642941	14.183272	-9.33%	0
2017	13.406153	15.642941	16.68%	0
2016	13.325199	13.406153	0.61%	0
2015	13.559719	13.325199	-1.73%	0
2014	13.044139	13.559719	3.95%	0
2013	10.846704	13.044139	20.26%	0
2012	9.567441	10.846704	13.37%	0
2011	10.383035	9.567441	-7.86%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ
2020	15.447752	17.759073	14.96%	0
2019	12.828978	15.447752	20.41%	0
2018	14.168896	12.828978	-9.46%	0
2017	12.163930	14.168896	16.48%	0
2016	12.110210	12.163930	0.44%	0
2015	12.342451	12.110210	-1.88%	0
2014	11.895305	12.342451	3.76%	0
2013	9.911662	11.895305	20.01%	0
2012	8.759567	9.911662	13.15%	0
2011	9.526166	8.759567	-8.05%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2020	18.392190	20.744195	12.79%	0
2019	15.834734	18.392190	16.15%	0
2018	17.036715	15.834734	-7.06%	0
2017	15.210087	17.036715	12.01%	0
2016	15.020373	15.210087	1.26%	0
2015	15.276260	15.020373	-1.68%	0
2014	14.704426	15.276260	3.89%	0
2013	12.947626	14.704426	13.57%	0
2012	11.716240	12.947626	10.51%	0
2011	12.247675	11.716240	-4.34%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	16.936273	19.068324	12.59%	0
2019	14.599434	16.936273	16.01%	0
2018	15.736909	14.599434	-7.23%	0
2017	14.074068	15.736909	11.81%	0
2016	13.921477	14.074068	1.10%	0
2015	14.170782	13.921477	-1.76%	0
2014	13.659344	14.170782	3.74%	0
2013	12.047530	13.659344	13.38%	0
2012	10.920228	12.047530	10.32%	0
2011	11.430561	10.920228	-4.46%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2020	22.001428	26.455393	20.24%	0
2019	18.006082	22.001428	22.19%	0
2018	19.136085	18.006082	-5.91%	0
2017	16.745544	19.136085	14.28%	0
2016	15.896505	16.745544	5.34%	0
2015	16.089771	15.896505	-1.20%	0
2014	14.867698	16.089771	8.22%	0
2013	12.656792	14.867698	17.47%	0
2012	11.201288	12.656792	12.99%	0
2011	11.842074	11.201288	-5.41%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	22.387533	26.876572	20.05%	0
2019	18.349612	22.387533	22.01%	0
2018	19.536374	18.349612	-6.07%	0
2017	17.114927	19.536374	14.15%	0
2016	16.274315	17.114927	5.17%	0
2015	16.496324	16.274315	-1.35%	0
2014	15.253404	16.496324	8.15%	0
2013	13.008709	15.253404	17.26%	0
2012	11.525992	13.008709	12.86%	0
2011	12.191350	11.525992	-5.46%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2020	21.381483	28.054548	31.21%	0
2019	16.737126	21.381483	27.75%	0
2018	17.919274	16.737126	-6.60%	0
2017	14.728614	17.919274	21.66%	0
2016	14.580723	14.728614	1.01%	0
2015	14.663246	14.580723	-0.56%	0
2014	13.452522	14.663246	9.00%	0
2013	9.888749	13.452522	36.04%	0
2012	8.205246	9.888749	20.52%	0
2011	8.577140	8.205246	-4.34%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	20.747253	27.194635	31.08%	0
2019	16.257628	20.747253	27.62%	0
2018	17.441880	16.257628	-6.79%	0
2017	14.366243	17.441880	21.41%	0
2016	14.235463	14.366243	0.92%	0
2015	14.334821	14.235463	-0.69%	0
2014	13.177999	14.334821	8.78%	0
2013	9.696544	13.177999	35.90%	0
2012	8.069341	9.696544	20.17%	497
2011	8.442286	8.069341	-4.42%	497
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	22.082282	23.127714	4.73%	0
2019	17.643164	22.082282	25.16%	0
2018	19.596223	17.643164	-9.97%	0
2017	17.671373	19.596223	10.89%	0
2016	15.246536	17.671373	15.90%	0
2015	16.171429	15.246536	-5.72%	0
2014	15.141836	16.171429	6.80%	0
2013	12.032916	15.141836	25.84%	0
2012	10.446041	12.032916	15.19%	0
2011	10.535840	10.446041	-0.85%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	23.414363	24.498690	4.63%	7,537
2019	18.739511	23.414363	24.95%	7,204
2018	20.845115	18.739511	-10.10%	7,143
2017	18.823355	20.845115	10.74%	7,267
2016	16.267178	18.823355	15.71%	7,076
2015	17.280971	16.267178	-5.87%	7,283
2014	16.205656	17.280971	6.64%	7,056
2013	12.896920	16.205656	25.66%	7,119
2012	11.208791	12.896920	15.06%	7,282
2011	11.328060	11.208791	-1.05%	7,461

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2020	10.373989	10.230251	-1.39%	0
2019	10.344086	10.373989	0.29%	0
2018	10.353564	10.344086	-0.09%	0
2017	10.461030	10.353564	-1.03%	0
2016	10.619736	10.461030	-1.49%	0
2015	10.800353	10.619736	-1.67%	0
2014	10.986036	10.800353	-1.69%	0
2013	11.172775	10.986036	-1.67%	0
2012	11.351091	11.172775	-1.57%	0
2011	11.534265	11.351091	-1.59%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2020	21.737360	23.020748	5.90%	0
2019	17.017753	21.737360	27.73%	0
2018	19.041780	17.017753	-10.63%	0
2017	16.587902	19.041780	14.79%	0
2016	14.553463	16.587902	13.98%	0
2015	15.161587	14.553463	-4.01%	0
2014	13.972515	15.161587	8.51%	0
2013	10.650427	13.972515	31.19%	0
2012	9.151091	10.650427	16.38%	0
2011	9.164718	9.151091	-0.15%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	21.755614	23.009793	5.76%	0
2019	17.066412	21.755614	27.48%	0
2018	19.120971	17.066412	-10.75%	0
2017	16.679845	19.120971	14.64%	0
2016	14.651280	16.679845	13.85%	0
2015	15.292892	14.651280	-4.20%	0
2014	14.113861	15.292892	8.35%	0
2013	10.775180	14.113861	30.98%	0
2012	9.270344	10.775180	16.23%	0
2011	9.303904	9.270344	-0.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	24.870526	35.143957	41.31%	0
2019	18.855033	24.870526	31.90%	0
2018	19.235964	18.855033	-1.98%	0
2017	14.494172	19.235964	32.72%	0
2016	14.639668	14.494172	-0.99%	0
2015	13.911694	14.639668	5.23%	0
2014	12.728212	13.911694	9.30%	0
2013	9.506510	12.728212	33.89%	0
2012	8.443178	9.506510	12.59%	0
2011	8.576777	8.443178	-1.56%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	18.918078	26.695483	41.11%	4,238
2019	14.364602	18.918078	31.70%	4,238
2018	14.677893	14.364602	-2.13%	4,238
2017	11.074978	14.677893	32.53%	4,238
2016	11.204370	11.074978	-1.15%	5,052
2015	10.661993	11.204370	5.09%	5,327
2014	9.770368	10.661993	9.13%	5,599
2013	7.308253	9.770368	33.69%	5,888
2012	6.498908	7.308253	12.45%	4,238
2011	6.613218	6.498908	-1.73%	4,238
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	16.034291	16.179199	0.90%	0
2019	14.193819	16.034291	12.97%	0
2018	14.980015	14.193819	-5.25%	0
2017	14.232004	14.980015	5.26%	0
2016	12.658153	14.232004	12.43%	0
2015	13.379613	12.658153	-5.39%	0
2014	13.466297	13.379613	-0.64%	0
2013	12.939146	13.466297	4.07%	0
2012	11.527067	12.939146	12.25%	0
2011	11.282982	11.527067	2.16%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	16.962749	17.078457	0.68%	0
2019	15.035447	16.962749	12.82%	0
2018	15.872599	15.035447	-5.27%	0
2017	15.102234	15.872599	5.10%	92
2016	13.456057	15.102234	12.23%	88
2015	14.239250	13.456057	-5.50%	89
2014	14.355692	14.239250	-0.81%	0
2013	13.816642	14.355692	3.90%	0
2012	12.333054	13.816642	12.03%	0
2011	12.096337	12.333054	1.96%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2020	24.336342	28.286028	16.23%	1,148
2019	18.848102	24.336342	29.12%	1,148
2018	20.077746	18.848102	-6.12%	1,148
2017	16.780315	20.077746	19.65%	1,338
2016	15.259879	16.780315	9.96%	1,353
2015	15.319371	15.259879	-0.39%	1,354
2014	13.722123	15.319371	11.64%	1,363
2013	10.555769	13.722123	30.00%	1,377
2012	9.264281	10.555769	13.94%	1,398
2011	9.235851	9.264281	0.31%	1,404

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2020	19.059313	20.495452	7.54%	0
2019	17.679881	19.059313	7.80%	0
2018	18.083275	17.679881	-2.23%	0
2017	17.650842	18.083275	2.45%	244
2016	17.142447	17.650842	2.97%	219
2015	17.543350	17.142447	-2.29%	219
2014	16.863942	17.543350	4.03%	215
2013	17.466074	16.863942	-3.45%	210
2012	16.779185	17.466074	4.09%	179
2011	15.902308	16.779185	5.51%	172
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	66.766391	77.470711	16.03%	0
2019	55.064436	66.766391	21.25%	0
2018	65.630543	55.064436	-16.10%	0
2017	55.310683	65.630543	18.66%	0
2016	50.185719	55.310683	10.21%	0
2015	51.831089	50.185719	-3.17%	0
2014	49.650975	51.831089	4.39%	0
2013	37.122048	49.650975	33.75%	0
2012	32.910995	37.122048	12.80%	0
2011	37.497800	32.910995	-12.23%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	40.883088	47.368682	15.86%	887
2019	33.765773	40.883088	21.08%	902
2018	40.307728	33.765773	-16.23%	916
2017	34.016702	40.307728	18.49%	933
2016	30.917044	34.016702	10.03%	1,178
2015	31.972526	30.917044	-3.30%	1,214
2014	30.675250	31.972526	4.23%	1,249
2013	22.967228	30.675250	33.56%	1,285
2012	20.395263	22.967228	12.61%	1,979
2011	23.273141	20.395263	-12.37%	2,225
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	16.704734	18.965035	13.53%	0
2019	13.310157	16.704734	25.50%	0
2018	15.909896	13.310157	-16.34%	0
2017	12.439458	15.909896	27.90%	0
2016	13.337069	12.439458	-6.73%	0
2015	13.110149	13.337069	1.73%	0
2014	14.522042	13.110149	-9.72%	0
2013	11.331040	14.522042	28.16%	0
2012	9.563041	11.331040	18.49%	0
2011	11.753048	9.563041	-18.63%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	13.113743	14.867421	13.37%	612
2019	10.463074	13.113743	25.33%	621
2018	12.532068	10.463074	-16.51%	630
2017	9.807151	12.532068	27.79%	762
2016	10.531108	9.807151	-6.87%	784
2015	10.371359	10.531108	1.54%	1,073
2014	11.505337	10.371359	-9.86%	553
2013	8.991714	11.505337	27.95%	553
2012	7.599005	8.991714	18.33%	553
2011	9.351880	7.599005	-18.74%	680
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2020	24.168354	25.237394	4.42%	0
2019	18.625028	24.168354	29.76%	0
2018	22.025761	18.625028	-15.44%	0
2017	19.392804	22.025761	13.58%	0
2016	17.629560	19.392804	10.00%	0
2015	18.082129	17.629560	-2.50%	0
2014	16.526414	18.082129	9.41%	0
2013	12.708273	16.526414	30.04%	0
2012	10.702283	12.708273	18.74%	0
2011	11.171858	10.702283	-4.20%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2020	23.503516	24.494960	4.22%	0
2019	18.130632	23.503516	29.63%	0
2018	21.469730	18.130632	-15.55%	0
2017	18.931424	21.469730	13.41%	0
2016	17.239281	18.931424	9.82%	0
2015	17.709765	17.239281	-2.66%	0
2014	16.215170	17.709765	9.22%	0
2013	12.479387	16.215170	29.94%	0
2012	10.531542	12.479387	18.50%	0
2011	11.008165	10.531542	-4.33%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	29.406420	31.270681	6.34%	0
2019	22.276090	29.406420	32.01%	0
2018	27.414948	22.276090	-18.74%	0
2017	23.393586	27.414948	17.19%	0
2016	21.736704	23.393586	7.62%	0
2015	22.809445	21.736704	-4.70%	0
2014	21.748426	22.809445	4.88%	0
2013	16.960648	21.748426	28.23%	0
2012	13.575489	16.960648	24.94%	0
2011	15.150416	13.575489	-10.40%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	27.065097	28.738726	6.18%	271
2019	20.531935	27.065097	31.82%	290
2018	25.319673	20.531935	-18.91%	307
2017	21.628367	25.319673	17.07%	328
2016	20.134507	21.628367	7.42%	524
2015	21.157769	20.134507	-4.84%	560
2014	20.207548	21.157769	4.70%	596
2013	15.790595	20.207548	27.97%	633
2012	12.642594	15.790595	24.90%	669
2011	14.138647	12.642594	-10.58%	710
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.560925	15.994267	9.84%	0
2019	12.358429	14.560925	17.82%	0
2018	13.916139	12.358429	-11.19%	0
2017	12.641791	13.916139	10.08%	0
2016	11.362201	12.641791	11.26%	0
2015	12.324485	11.362201	-7.81%	0
2014	12.190439	12.324485	1.10%	0
2013	10.019480	12.190439	21.67%	0
2012	8.838033	10.019480	13.37%	0
2011	9.131381	8.838033	-3.21%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2020	32.294446	36.897038	14.25%	0
2019	25.352383	32.294446	27.38%	0
2018	27.105905	25.352383	-6.47%	0
2017	22.816265	27.105905	18.80%	0
2016	19.951910	22.816265	14.36%	0
2015	21.014811	19.951910	-5.06%	0
2014	19.611988	21.014811	7.15%	0
2013	15.340823	19.611988	27.84%	0
2012	13.912793	15.340823	10.26%	0
2011	13.314924	13.912793	4.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	16.633030	16.200479	-2.60%	0
2019	14.995625	16.633030	10.92%	0
2018	18.005835	14.995625	-16.72%	0
2017	15.652238	18.005835	15.04%	0
2016	14.812726	15.652238	5.67%	0
2015	16.083577	14.812726	-7.90%	0
2014	18.360724	16.083577	-12.40%	0
2013	15.151741	18.360724	21.18%	0
2012	12.997331	15.151741	16.58%	0
2011	14.763842	12.997331	-11.97%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	26.162780	36.519184	39.58%	56
2019	19.508794	26.162780	34.11%	62
2018	20.651561	19.508794	-5.53%	68
2017	16.537855	20.651561	24.87%	76
2016	16.490481	16.537855	0.29%	84
2015	16.014951	16.490481	2.97%	910
2014	15.061591	16.014951	6.33%	918
2013	10.960255	15.061591	37.42%	927
2012	9.832900	10.960255	11.47%	936
2011	10.685443	9.832900	-7.98%	355
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	25.185866	24.488131	-2.77%	420
2019	20.506813	25.185866	22.82%	420
2018	23.807884	20.506813	-13.87%	420
2017	20.598151	23.807884	15.58%	420
2016	17.910824	20.598151	15.00%	420
2015	19.423870	17.910824	-7.79%	1,184
2014	18.111550	19.423870	7.25%	1,184
2013	13.582193	18.111550	33.35%	1,184
2012	11.618795	13.582193	16.90%	2,591
2011	12.073857	11.618795	-3.77%	5,522
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	20.035138	22.422342	11.92%	0
2019	15.804034	20.035138	26.77%	0
2018	17.746322	15.804034	-10.94%	0
2017	15.950800	17.746322	11.26%	0
2016	14.715497	15.950800	8.39%	0
2015	15.886690	14.715497	-7.37%	0
2014	14.944070	15.886690	6.31%	0
2013	11.762098	14.944070	27.05%	0
2012	10.507340	11.762098	11.94%	0
2011	10.695442	10.507340	-1.76%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	19.374643	21.629957	11.64%	0
2019	15.318514	19.374643	26.48%	0
2018	17.242091	15.318514	-11.16%	0
2017	15.538523	17.242091	10.96%	0
2016	14.367021	15.538523	8.15%	0
2015	15.548875	14.367021	-7.60%	439
2014	14.666952	15.548875	6.01%	439
2013	11.572056	14.666952	26.74%	439
2012	10.362023	11.572056	11.68%	439
2011	10.571893	10.362023	-1.99%	1,257
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020*	10.000000	14.657853	46.58%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.622654	46.23%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	32.808951	41.164884	25.47%	0
2019	25.325817	32.808951	29.55%	0
2018	29.678079	25.325817	-14.66%	0
2017	22.090202	29.678079	34.35%	0
2016	22.452799	22.090202	-1.61%	0
2015	21.974427	22.452799	2.18%	0
2014	21.853534	21.974427	0.55%	0
2013	17.462751	21.853534	25.14%	0
2012	14.650073	17.462751	19.20%	0
2011	16.250186	14.650073	-9.85%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	31.365033	39.260490	25.17%	0
2019	24.272643	31.365033	29.22%	0
2018	28.513915	24.272643	-14.87%	0
2017	21.277486	28.513915	34.01%	0
2016	21.678509	21.277486	-1.85%	0
2015	21.272249	21.678509	1.91%	0
2014	21.204186	21.272249	0.32%	0
2013	16.986021	21.204186	24.83%	0
2012	14.287161	16.986021	18.89%	0
2011	15.888665	14.287161	-10.08%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.835231	11.013229	1.64%	0
2019	9.947874	10.835231	8.92%	0
2018	10.586430	9.947874	-6.03%	0
2017	10.133387	10.586430	4.47%	0
2016	9.676020	10.133387	4.73%	0
2015	10.071027	9.676020	-3.92%	0
2014	9.962402	10.071027	1.09%	0
2013	10.148129	9.962402	-1.83%	0
2012*	10.000000	10.148129	1.48%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	18.730706	18.963141	1.24%	172
2019	17.227415	18.730706	8.73%	172
2018	18.360450	17.227415	-6.17%	172
2017	17.613833	18.360450	4.24%	172
2016	16.861227	17.613833	4.46%	172
2015	17.591193	16.861227	-4.15%	494
2014	17.460386	17.591193	0.75%	494
2013	17.827785	17.460386	-2.06%	1,162
2012	16.029099	17.827785	11.22%	1,162
2011	16.200435	16.029099	-1.06%	1,258

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	25.777932	28.821323	11.81%	0
2019	20.449121	25.777932	26.06%	0
2018	24.535596	20.449121	-16.66%	0
2017	20.336801	24.535596	20.65%	0
2016	20.832680	20.336801	-2.38%	0
2015	21.762294	20.832680	-4.27%	138
2014	22.118813	21.762294	-1.61%	138
2013	18.953583	22.118813	16.70%	138
2012	16.729987	18.953583	13.29%	138
2011	18.298247	16.729987	-8.57%	138
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	26.335703	29.432986	11.76%	67
2019	20.336711	26.335703	29.50%	74
2018	22.513462	20.336711	-9.67%	82
2017	19.635186	22.513462	14.66%	91
2016	17.946170	19.635186	9.41%	100
2015	17.706412	17.946170	1.35%	110
2014	16.315696	17.706412	8.52%	120
2013	12.627732	16.315696	29.21%	130
2012	11.016787	12.627732	14.62%	473
2011	11.242275	11.016787	-2.01%	482
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares - Q/NQ
2020	25.071760	26.924573	7.39%	0
2019	20.359127	25.071760	23.15%	0
2018	23.365437	20.359127	-12.87%	0
2017	20.682731	23.365437	12.97%	0
2016	18.547676	20.682731	11.51%	0
2015	19.660478	18.547676	-5.66%	0
2014	19.151315	19.660478	2.66%	0
2013	15.124371	19.151315	26.63%	0
2012	13.867387	15.124371	9.06%	0
2011	15.067784	13.867387	-7.97%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	36.929195	43.535880	17.89%	0
2019	29.704689	36.929195	24.32%	0
2018	33.700633	29.704689	-11.86%	0
2017	30.030497	33.700633	12.22%	0
2016	25.876764	30.030497	16.05%	0
2015	27.974607	25.876764	-7.50%	0
2014	25.424362	27.974607	10.03%	0
2013	18.341003	25.424362	38.62%	0
2012	15.814354	18.341003	15.98%	0
2011	16.451271	15.814354	-3.87%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	21.022007	24.722363	17.60%	0
2019	16.954687	21.022007	23.99%	0
2018	19.281680	16.954687	-12.07%	0
2017	17.218929	19.281680	11.98%	0
2016	14.885309	17.218929	15.68%	0
2015	16.125413	14.885309	-7.69%	0
2014	14.691985	16.125413	9.76%	0
2013	10.628341	14.691985	38.23%	0
2012	9.188879	10.628341	15.67%	0
2011	9.575665	9.188879	-4.04%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.795918	12.845477	18.98%	0
2019	8.583385	10.795918	25.78%	0
2018	10.855103	8.583385	-20.93%	0
2017	8.732838	10.855103	24.30%	0
2016	9.131402	8.732838	-4.36%	0
2015	9.009507	9.131402	1.35%	0
2014*	10.000000	9.009507	-9.90%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.267664	19.329775	11.94%	0
2019	14.424815	17.267664	19.71%	0
2018	15.519846	14.424815	-7.06%	0
2017	13.348319	15.519846	16.27%	0
2016	13.936460	13.348319	-4.22%	0
2015	15.468629	13.936460	-9.91%	0
2014	16.610787	15.468629	-6.88%	0
2013	13.504107	16.610787	23.01%	845
2012	11.527620	13.504107	17.15%	845
2011	12.637243	11.527620	-8.78%	845
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.276006	9.972473	-2.95%	0
2019	8.848443	10.276006	16.13%	0
2018	11.053618	8.848443	-19.95%	0
2017	8.796422	11.053618	25.66%	0
2016	7.408585	8.796422	18.73%	0
2015	9.427617	7.408585	-21.42%	0
2014*	10.000000	9.427617	-5.72%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	23.621778	31.607507	33.81%	0
2019	17.378127	23.621778	35.93%	0
2018	17.513377	17.378127	-0.77%	0
2017	14.063530	17.513377	24.53%	0
2016	13.674870	14.063530	2.84%	0
2015	13.320927	13.674870	2.66%	0
2014	12.482946	13.320927	6.71%	0
2013	9.254463	12.482946	34.89%	0
2012	8.086767	9.254463	14.44%	0
2011	8.766800	8.086767	-7.76%	1,495
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	32.651980	46.728711	43.11%	0
2019	23.511968	32.651980	38.87%	0
2018	24.338935	23.511968	-3.40%	0
2017	19.597987	24.338935	24.19%	0
2016	18.323715	19.597987	6.95%	0
2015	19.049389	18.323715	-3.81%	0
2014	20.948920	19.049389	-9.07%	0
2013	15.090800	20.948920	38.82%	0
2012	12.698638	15.090800	18.84%	0
2011	14.432424	12.698638	-12.01%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	30.522348	30.969660	1.47%	0
2019	23.975855	30.522348	27.30%	0
2018	27.211132	23.975855	-11.89%	0
2017	23.588130	27.211132	15.36%	0
2016	21.089623	23.588130	11.85%	0
2015	21.656631	21.089623	-2.62%	0
2014	19.991545	21.656631	8.33%	0
2013	14.998315	19.991545	33.29%	932
2012	13.167049	14.998315	13.91%	932
2011	13.457059	13.167049	-2.16%	3,562
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.448706	25.344466	18.16%	0
2019	17.364940	21.448706	23.52%	0
2018	19.570082	17.364940	-11.27%	0
2017	15.697494	19.570082	24.67%	0
2016	15.377499	15.697494	2.08%	0
2015	14.713506	15.377499	4.51%	0
2014	14.800315	14.713506	-0.59%	0
2013	11.796298	14.800315	25.47%	2,681
2012	10.351608	11.796298	13.96%	2,681
2011	10.720815	10.351608	-3.44%	2,681

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.255660	20.727780	20.12%	5,674
2019	12.575898	17.255660	37.21%	6,459
2018	12.721387	12.575898	-1.14%	7,003
2017	10.101943	12.721387	25.93%	7,436
2016	9.708973	10.101943	4.05%	7,566
2015*	10.000000	9.708973	-2.91%	7,485
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	14.201425	15.013742	5.72%	0
2019	13.061145	14.201425	8.73%	0
2018	13.410381	13.061145	-2.60%	0
2017	12.882287	13.410381	4.10%	0
2016	12.379052	12.882287	4.07%	0
2015	12.698828	12.379052	-2.52%	0
2014	12.009836	12.698828	5.74%	0
2013	12.288834	12.009836	-2.27%	0
2012	11.449331	12.288834	7.33%	0
2011	11.049723	11.449331	3.62%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.039256	19.323617	48.20%	0
2019	9.985654	13.039256	30.58%	0
2018	12.191726	9.985654	-18.09%	0
2017	9.879164	12.191726	23.41%	0
2016	10.304247	9.879164	-4.13%	0
2015	10.551539	10.304247	-2.34%	0
2014	10.881151	10.551539	-3.03%	0
2013	9.142317	10.881151	19.02%	0
2012	8.051216	9.142317	13.55%	0
2011	9.062326	8.051216	-11.16%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.029877	20.950677	10.09%	0
2019	16.027934	19.029877	18.73%	0
2018	17.161173	16.027934	-6.60%	0
2017	15.076100	17.161173	13.83%	0
2016	14.069845	15.076100	7.15%	0
2015	14.173682	14.069845	-0.73%	0
2014	13.733446	14.173682	3.21%	0
2013	11.332197	13.733446	21.19%	0
2012	9.962813	11.332197	13.74%	9,407
2011	10.041443	9.962813	-0.78%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.897670	12.772084	7.35%	0
2019	11.105767	11.897670	7.13%	0
2018	11.421491	11.105767	-2.76%	0
2017	11.256925	11.421491	1.46%	0
2016	11.155397	11.256925	0.91%	0
2015	11.374590	11.155397	-1.93%	0
2014	11.022540	11.374590	3.19%	0
2013	11.509405	11.022540	-4.23%	0
2012	11.154904	11.509405	3.18%	0
2011	10.732937	11.154904	3.93%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.482761	29.992611	27.72%	0
2019	17.724446	23.482761	32.49%	0
2018	19.908674	17.724446	-10.97%	0
2017	15.463347	19.908674	28.75%	0
2016	15.700635	15.463347	-1.51%	0
2015	14.991293	15.700635	4.73%	451
2014	14.975661	14.991293	0.10%	451
2013	11.842648	14.975661	26.46%	451
2012	9.868315	11.842648	20.01%	451
2011	11.069150	9.868315	-10.85%	451
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.262899	37.622215	48.92%	0
2019	19.725630	25.262899	28.07%	0
2018	20.201326	19.725630	-2.35%	0
2017	16.079854	20.201326	25.63%	0
2016	14.997800	16.079854	7.21%	0
2015	14.335786	14.997800	4.62%	228
2014	13.495092	14.335786	6.23%	228
2013	10.592016	13.495092	27.41%	228
2012	9.178394	10.592016	15.40%	228
2011	9.796069	9.178394	-6.31%	228
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.187808	22.439917	11.16%	0
2019	16.342325	20.187808	23.53%	0
2018	16.997979	16.342325	-3.86%	0
2017	14.181475	16.997979	19.86%	0
2016	12.986218	14.181475	9.20%	0
2015	13.068798	12.986218	-0.63%	0
2014	12.061248	13.068798	8.35%	0
2013	9.227568	12.061248	30.71%	0
2012	8.019205	9.227568	15.07%	0
2011	8.344149	8.019205	-3.89%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	22.059553	23.864488	8.18%	0
2019	17.393142	22.059553	26.83%	0
2018	17.744867	17.393142	-1.98%	0
2017	15.011690	17.744867	18.21%	0
2016	13.737718	15.011690	9.27%	0
2015	13.883408	13.737718	-1.05%	0
2014	12.630972	13.883408	9.92%	0
2013	9.824382	12.630972	28.57%	0
2012	8.779015	9.824382	11.91%	0
2011	8.896885	8.779015	-1.32%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.188948	17.912421	10.65%	0
2019	13.285616	16.188948	21.85%	0
2018	15.144024	13.285616	-12.27%	0
2017	12.859177	15.144024	17.77%	0
2016	12.071335	12.859177	6.53%	0
2015	12.499336	12.071335	-3.42%	0
2014	12.168312	12.499336	2.72%	0
2013	9.560646	12.168312	27.27%	0
2012	8.373730	9.560646	14.17%	0
2011	9.098629	8.373730	-7.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.528142	15.663598	7.82%	0
2019	12.721185	14.528142	14.20%	0
2018	13.802850	12.721185	-7.84%	0
2017	12.530727	13.802850	10.15%	0
2016	12.013058	12.530727	4.31%	0
2015	12.351672	12.013058	-2.74%	0
2014	12.047546	12.351672	2.52%	0
2013	10.689127	12.047546	12.71%	0
2012	9.791400	10.689127	9.17%	655
2011	10.096181	9.791400	-3.02%	655
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.646020	17.143670	9.57%	0
2019	13.237295	15.646020	18.20%	0
2018	14.664107	13.237295	-9.73%	0
2017	12.881021	14.664107	13.84%	0
2016	12.209243	12.881021	5.50%	0
2015	12.587649	12.209243	-3.01%	0
2014	12.230803	12.587649	2.92%	0
2013	10.262027	12.230803	19.19%	0
2012	9.186597	10.262027	11.71%	0
2011	9.678850	9.186597	-5.09%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.723959	13.457366	5.76%	0
2019	11.695963	12.723959	8.79%	0
2018	12.217644	11.695963	-4.27%	0
2017	11.685343	12.217644	4.56%	0
2016	11.362705	11.685343	2.84%	0
2015	11.644681	11.362705	-2.42%	0
2014	11.463574	11.644681	1.58%	0
2013	11.113606	11.463574	3.15%	0
2012	10.517582	11.113606	5.67%	253
2011	10.550197	10.517582	-0.31%	253
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.136284	16.469485	8.81%	0
2019	13.033217	15.136284	16.14%	0
2018	14.271248	13.033217	-8.68%	0
2017	12.737951	14.271248	12.04%	0
2016	12.139533	12.737951	4.93%	0
2015	12.482534	12.139533	-2.75%	0
2014	12.143433	12.482534	2.79%	0
2013	10.486339	12.143433	15.80%	0
2012	9.493730	10.486339	10.46%	0
2011	9.888232	9.493730	-3.99%	6,532
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.903227	17.549497	10.35%	0
2019	13.235777	15.903227	20.15%	0
2018	14.880103	13.235777	-11.05%	0
2017	12.820152	14.880103	16.07%	0
2016	12.121100	12.820152	5.77%	0
2015	12.519506	12.121100	-3.18%	0
2014	12.180379	12.519506	2.78%	0
2013	9.970461	12.180379	22.16%	0
2012	8.852121	9.970461	12.63%	0
2011	9.446193	8.852121	-6.29%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.018309	15.027816	7.20%	0
2019	12.476399	14.018309	12.36%	0
2018	13.328249	12.476399	-6.39%	0
2017	12.338365	13.328249	8.02%	0
2016	11.840961	12.338365	4.20%	0
2015	12.175434	11.840961	-2.75%	0
2014	11.900206	12.175434	2.31%	0
2013	10.882906	11.900206	9.35%	0
2012	10.061041	10.882906	8.17%	257
2011	10.262408	10.061041	-1.96%	257

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.079381	15.590832	3.39%	0
2019	13.637313	15.079381	10.57%	0
2018	16.456497	13.637313	-17.13%	0
2017	13.641211	16.456497	20.64%	0
2016	13.723442	13.641211	-0.60%	0
2015	14.527845	13.723442	-5.54%	0
2014	16.089992	14.527845	-9.71%	0
2013	13.629435	16.089992	18.05%	0
2012	11.596824	13.629435	17.53%	0
2011	13.471087	11.596824	-13.91%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.740079	17.40%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.740594	17.41%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.294433	13.984810	5.19%	0
2019	12.414112	13.294433	7.09%	0
2018	12.683163	12.414112	-2.12%	0
2017	12.358511	12.683163	2.63%	0
2016	11.933651	12.358511	3.56%	0
2015	12.228109	11.933651	-2.41%	0
2014	11.840976	12.228109	3.27%	0
2013	12.280514	11.840976	-3.58%	0
2012	11.594400	12.280514	5.92%	0
2011	11.064660	11.594400	4.79%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.899252	13.538692	4.96%	0
2019	12.072335	12.899252	6.85%	0
2018	12.367350	12.072335	-2.39%	0
2017	12.075913	12.367350	2.41%	0
2016	11.698630	12.075913	3.23%	0
2015	12.006669	11.698630	-2.57%	0
2014	11.668360	12.006669	2.90%	0
2013	12.128324	11.668360	-3.79%	1,251
2012	11.479579	12.128324	5.65%	1,251
2011	10.991856	11.479579	4.44%	1,251

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.758321	14.747064	7.19%	0
2019	12.771025	13.758321	7.73%	0
2018	13.184744	12.771025	-3.14%	0
2017	12.925239	13.184744	2.01%	0
2016	12.723700	12.925239	1.58%	0
2015	13.011044	12.723700	-2.21%	0
2014	12.619991	13.011044	3.10%	0
2013	13.106782	12.619991	-3.71%	805
2012	12.447959	13.106782	5.29%	805
2011	11.940533	12.447959	4.25%	805
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	27.270922	30.291568	11.08%	0
2019	22.616477	27.270922	20.58%	0
2018	27.943450	22.616477	-19.06%	0
2017	20.127966	27.943450	38.83%	0
2016	19.050389	20.127966	5.66%	0
2015	23.135653	19.050389	-17.66%	87
2014	24.966502	23.135653	-7.33%	87
2013	25.289828	24.966502	-1.28%	0
2012	21.991690	25.289828	15.00%	0
2011	28.902667	21.991690	-23.91%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.903729	12.405240	4.21%	0
2020	11.903729	12.405240	4.21%	0
2019	10.553856	11.903729	12.79%	0
2018	11.069367	10.553856	-4.66%	0
2017	10.547561	11.069367	4.95%	0
2016	9.398907	10.547561	12.22%	0
2015	9.817444	9.398907	-4.26%	0
2014*	10.000000	9.817444	-1.83%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	13.635563	14.219092	4.28%	0
2019	13.052907	13.635563	4.46%	0
2018	13.286280	13.052907	-1.76%	0
2017	13.239456	13.286280	0.35%	0
2016	13.368641	13.239456	-0.97%	0
2015	13.614651	13.368641	-1.81%	0
2014	13.244928	13.614651	2.79%	54
2013	14.043536	13.244928	-5.69%	144
2012	13.863230	14.043536	1.30%	277
2011	13.148376	13.863230	5.44%	578

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.976507	8.845390	-1.46%	1,455
2019	8.971919	8.976507	0.05%	1,615
2018	9.002731	8.971919	-0.34%	1,772
2017	9.119562	9.002731	-1.28%	1,973
2016	9.276131	9.119562	-1.69%	2,180
2015	9.436554	9.276131	-1.70%	2,398
2014	9.599746	9.436554	-1.70%	2,615
2013	9.765758	9.599746	-1.70%	2,833
2012	9.935112	9.765758	-1.70%	3,061
2011	10.106446	9.935112	-1.70%	3,253
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.010761	10.596827	5.85%	0
2019	8.564111	10.010761	16.89%	0
2018	10.226922	8.564111	-16.26%	0
2017	8.186707	10.226922	24.92%	0
2016	8.275452	8.186707	-1.07%	0
2015	8.698760	8.275452	-4.87%	0
2014	8.913363	8.698760	-2.41%	0
2013	7.712871	8.913363	15.56%	0
2012	6.809681	7.712871	13.26%	0
2011	7.696934	6.809681	-11.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	24.609180	27.291248	10.90%	0
2019	20.233022	24.609180	21.63%	0
2018	22.584795	20.233022	-10.41%	0
2017	19.399055	22.584795	16.42%	0
2016	18.026848	19.399055	7.61%	0
2015	18.523510	18.026848	-2.68%	0
2014	17.949033	18.523510	3.20%	0
2013	14.349471	17.949033	25.08%	1,164
2012	12.595161	14.349471	13.93%	1,923
2011	13.336886	12.595161	-5.56%	1,923
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.037350	19.398535	7.55%	0
2019	15.908678	18.037350	13.38%	0
2018	17.010253	15.908678	-6.48%	0
2017	15.570464	17.010253	9.25%	0
2016	14.899909	15.570464	4.50%	0
2015	15.183966	14.899909	-1.87%	0
2014	14.769342	15.183966	2.81%	0
2013	13.246513	14.769342	11.50%	3,968
2012	12.319785	13.246513	7.52%	3,968
2011	12.422474	12.319785	-0.83%	3,968

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.973047	24.109169	9.72%	0
2019	18.636759	21.973047	17.90%	0
2018	20.272668	18.636759	-8.07%	0
2017	17.962277	20.272668	12.86%	0
2016	16.959497	17.962277	5.91%	0
2015	17.345066	16.959497	-2.22%	0
2014	16.770944	17.345066	3.42%	0
2013	14.277565	16.770944	17.46%	0
2012	12.939906	14.277565	10.34%	0
2011	13.287558	12.939906	-2.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.669193	15.388137	4.90%	0
2019	13.624084	14.669193	7.67%	0
2018	14.115564	13.624084	-3.48%	0
2017	13.586902	14.115564	3.89%	0
2016	13.256031	13.586902	2.50%	0
2015	13.449669	13.256031	-1.44%	0
2014	13.169901	13.449669	2.12%	152
2013	12.780157	13.169901	3.05%	406
2012	12.361915	12.780157	3.38%	3,951
2011	12.217129	12.361915	1.19%	5,006
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.309961	22.029989	8.47%	1,588
2019	17.547373	20.309961	15.74%	1,588
2018	18.927653	17.547373	-7.29%	1,588
2017	17.050003	18.927653	11.01%	1,588
2016	16.187756	17.050003	5.33%	3,459
2015	16.523017	16.187756	-2.03%	3,584
2014	15.980768	16.523017	3.39%	3,716
2013	13.939325	15.980768	14.65%	3,845
2012	12.797314	13.939325	8.92%	8,057
2011	13.023419	12.797314	-1.74%	8,620
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	23.103135	25.510305	10.42%	4,716
2020	23.103135	25.510305	10.42%	4,716
2019	19.291641	23.103135	19.76%	5,769
2018	21.270699	19.291641	-9.30%	5,827
2017	18.544488	21.270699	14.70%	5,689
2016	17.389419	18.544488	6.64%	5,556
2015	17.820221	17.389419	-2.42%	6,284
2014	17.272210	17.820221	3.17%	6,625
2013	14.357881	17.272210	20.30%	7,149
2012	12.839953	14.357881	11.82%	8,943
2011	13.345367	12.839953	-3.79%	9,442

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.638586	18.821667	6.71%	6,142
2019	15.811699	17.638586	11.55%	6,142
2018	16.710284	15.811699	-5.38%	6,142
2017	15.564741	16.710284	7.36%	6,142
2016	14.978933	15.564741	3.91%	6,142
2015	15.242640	14.978933	-1.73%	6,142
2014	14.804592	15.242640	2.96%	6,200
2013	13.630124	14.804592	8.62%	6,296
2012	12.834519	13.630124	6.20%	6,438
2011	12.792143	12.834519	0.33%	9,637
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	22.229291	28.388634	27.71%	0
2019	17.365928	22.229291	28.01%	0
2018	18.280470	17.365928	-5.00%	0
2017	14.317645	18.280470	27.68%	0
2016	14.280374	14.317645	0.26%	0
2015	14.086480	14.280374	1.38%	0
2014	13.009812	14.086480	8.28%	0
2013	9.846233	13.009812	32.13%	0
2012	8.624835	9.846233	14.16%	0
2011	9.066774	8.624835	-4.87%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	38.475736	44.969144	16.88%	0
2019	28.442209	38.475736	35.28%	0
2018	29.309966	28.442209	-2.96%	0
2017	23.418915	29.309966	25.16%	0
2016	22.987792	23.418915	1.88%	0
2015	22.252042	22.987792	3.31%	0
2014	20.805982	22.252042	6.95%	0
2013	15.482901	20.805982	34.38%	0
2012	13.271445	15.482901	16.66%	0
2011	13.808941	13.271445	-3.89%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	37.462524	43.648882	16.51%	6,343
2019	27.750324	37.462524	35.00%	6,622
2018	28.674789	27.750324	-3.22%	6,818
2017	22.955457	28.674789	24.91%	7,038
2016	22.600034	22.955457	1.57%	7,674
2015	21.933146	22.600034	3.04%	7,608
2014	20.552673	21.933146	6.72%	7,841
2013	15.341284	20.552673	33.97%	8,013
2012	13.179314	15.341284	16.40%	8,465
2011	13.749831	13.179314	-4.15%	14,904

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	28.901188	28.805709	-0.33%	0
2019	23.208362	28.901188	24.53%	0
2018	26.082134	23.208362	-11.02%	0
2017	24.467351	26.082134	6.60%	0
2016	20.704429	24.467351	18.17%	0
2015	22.041574	20.704429	-6.07%	0
2014	19.852310	22.041574	11.03%	0
2013	15.337695	19.852310	29.43%	0
2012	13.634017	15.337695	12.50%	0
2011	13.802178	13.634017	-1.22%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.789256	17.89%	356
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	35.255314	39.201111	11.19%	0
2019	28.543233	35.255314	23.52%	0
2018	32.770426	28.543233	-12.90%	0
2017	28.792288	32.770426	13.82%	0
2016	24.348603	28.792288	18.25%	0
2015	25.413747	24.348603	-4.19%	0
2014	23.627465	25.413747	7.56%	0
2013	18.065559	23.627465	30.79%	0
2012	15.645031	18.065559	15.47%	0
2011	16.330567	15.645031	-4.20%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	32.429206	35.969490	10.92%	0
2019	26.304967	32.429206	23.28%	0
2018	30.263311	26.304967	-13.08%	0
2017	26.636617	30.263311	13.62%	0
2016	22.577447	26.636617	17.98%	0
2015	23.622706	22.577447	-4.42%	0
2014	22.011492	23.622706	7.32%	0
2013	16.860549	22.011492	30.55%	0
2012	14.626125	16.860549	15.28%	0
2011	15.288024	14.626125	-4.33%	235
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.786373	21.170830	-2.83%	0
2019	17.895691	21.786373	21.74%	0
2018	20.965038	17.895691	-14.64%	0
2017	18.733961	20.965038	11.91%	0
2016	16.205808	18.733961	15.60%	0
2015	16.975956	16.205808	-4.54%	0
2014	14.757742	16.975956	15.03%	0
2013	11.065093	14.757742	33.37%	0
2012	9.675375	11.065093	14.36%	0
2011	10.076273	9.675375	-3.98%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	23.248000	32.111832	38.13%	0
2019	17.469731	23.248000	33.08%	0
2018	19.364719	17.469731	-9.79%	0
2017	15.803560	19.364719	22.53%	0
2016	14.877279	15.803560	6.23%	0
2015	15.054851	14.877279	-1.18%	0
2014	14.936119	15.054851	0.79%	0
2013	10.555210	14.936119	41.50%	0
2012	9.495007	10.555210	11.17%	0
2011	9.742793	9.495007	-2.54%	861
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	28.115748	29.061781	3.36%	0
2019	24.035118	28.115748	16.98%	0
2018	29.445248	24.035118	-18.37%	0
2017	27.463882	29.445248	7.21%	0
2016	22.184435	27.463882	23.80%	0
2015	24.014429	22.184435	-7.62%	0
2014	22.826817	24.014429	5.20%	0
2013	16.539351	22.826817	38.02%	0
2012	13.969825	16.539351	18.39%	0
2011	14.970004	13.969825	-6.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	25.006616	25.798568	3.17%	5,088
2019	21.433006	25.006616	16.67%	4,223
2018	26.311260	21.433006	-18.54%	3,827
2017	24.610760	26.311260	6.91%	3,545
2016	19.930203	24.610760	23.48%	3,600
2015	21.635669	19.930203	-7.88%	3,639
2014	20.615179	21.635669	4.95%	3,545
2013	14.977072	20.615179	37.64%	3,463
2012	12.665032	14.977072	18.26%	3,732
2011	13.626743	12.665032	-7.06%	4,540
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	32.158004	38.783849	20.60%	0
2019	26.036282	32.158004	23.51%	0
2018	30.319937	26.036282	-14.13%	0
2017	27.177206	30.319937	11.56%	0
2016	22.506988	27.177206	20.75%	0
2015	23.276895	22.506988	-3.31%	0
2014	23.488028	23.276895	-0.90%	0
2013	16.957288	23.488028	38.51%	0
2012	14.935792	16.957288	13.53%	0
2011	16.087934	14.935792	-7.16%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	31.564817	37.964994	20.28%	53
2019	25.616051	31.564817	23.22%	59
2018	29.898843	25.616051	-14.32%	65
2017	26.868051	29.898843	11.28%	72
2016	22.303365	26.868051	20.47%	80
2015	23.127409	22.303365	-3.56%	88
2014	23.397331	23.127409	-1.15%	96
2013	16.934590	23.397331	38.16%	104
2012	14.951501	16.934590	13.26%	112
2011	16.146569	14.951501	-7.40%	1,385
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	20.022987	22.320218	11.47%	0
2019	15.902727	20.022987	25.91%	0
2018	17.032228	15.902727	-6.63%	0
2017	13.887367	17.032228	22.65%	0
2016	12.441796	13.887367	11.62%	0
2015	12.809764	12.441796	-2.87%	0
2014	12.229160	12.809764	4.75%	0
2013	8.667391	12.229160	41.09%	0
2012	7.547054	8.667391	14.84%	0
2011	8.690267	7.547054	-13.16%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	21.054096	23.461307	11.43%	0
2020	21.054096	23.461307	11.43%	0
2019	16.997529	21.054096	23.87%	0
2018	18.356134	16.997529	-7.40%	0
2017	15.741745	18.356134	16.61%	0
2016	14.542676	15.741745	8.25%	0
2015	14.842251	14.542676	-2.02%	0
2014	13.651492	14.842251	8.72%	0
2013	10.007801	13.651492	36.41%	0
2012	9.131281	10.007801	9.60%	0
2011	9.593953	9.131281	-4.82%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.834147	23.211501	11.41%	0
2019	16.814772	20.834147	23.90%	0
2018	18.175025	16.814772	-7.48%	0
2017	15.620009	18.175025	16.36%	0
2016	14.430604	15.620009	8.24%	0
2015	14.741852	14.430604	-2.11%	0
2014	13.570562	14.741852	8.63%	0
2013	9.963831	13.570562	36.20%	0
2012	9.100603	9.963831	9.49%	0
2011	9.570204	9.100603	-4.91%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	17.005983	15.764366	-7.30%	0
2019	13.262301	17.005983	28.23%	0
2018	14.063551	13.262301	-5.70%	0
2017	13.478067	14.063551	4.34%	0
2016	12.792348	13.478067	5.36%	0
2015	13.794413	12.792348	-7.26%	0
2014	10.911489	13.794413	26.42%	0
2013	10.808349	10.911489	0.95%	0
2012	9.513349	10.808349	13.61%	0
2011	9.117820	9.513349	4.34%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.259083	32.59%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020*	10.000000	13.238439	32.38%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.258053	10.369231	1.08%	0
2019	10.025673	10.258053	2.32%	0
2018	10.117021	10.025673	-0.90%	0
2017	10.131505	10.117021	-0.14%	0
2016	10.055677	10.131505	0.75%	0
2015	10.264591	10.055677	-2.04%	0
2014	10.390782	10.264591	-1.21%	0
2013	10.559348	10.390782	-1.60%	0
2012	10.376793	10.559348	1.76%	0
2011	10.420487	10.376793	-0.42%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	22.206567	35.035626	57.77%	0
2019	16.508987	22.206567	34.51%	0
2018	18.069739	16.508987	-8.64%	0
2017	14.414117	18.069739	25.36%	0
2016	13.825497	14.414117	4.26%	0
2015	14.113403	13.825497	-2.04%	0
2014	13.842586	14.113403	1.96%	0
2013	10.159648	13.842586	36.25%	0
2012	9.015486	10.159648	12.69%	0
2011	9.598319	9.015486	-6.07%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	27.935783	32.832916	17.53%	0
2019	22.575244	27.935783	23.75%	0
2018	24.362924	22.575244	-7.34%	0
2017	20.926380	24.362924	16.42%	0
2016	19.376359	20.926380	8.00%	0
2015	19.803266	19.376359	-2.16%	0
2014	18.250934	19.803266	8.51%	0
2013	13.492695	18.250934	35.27%	897
2012	12.368567	13.492695	9.09%	897
2011	12.981945	12.368567	-4.72%	897
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.757806	12.318402	4.77%	0
2019	10.432519	11.757806	12.70%	0
2018	11.152073	10.432519	-6.45%	0
2017	10.333746	11.152073	7.92%	0
2016	9.285115	10.333746	11.29%	0
2015	9.674518	9.285115	-4.03%	0
2014*	10.000000	9.674518	-3.25%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.586223	12.603612	8.78%	0
2019	11.024001	11.586223	5.10%	0
2018	11.691973	11.024001	-5.71%	0
2017	10.740639	11.691973	8.86%	0
2016	10.617598	10.740639	1.16%	0
2015	11.636159	10.617598	-8.75%	0
2014	11.801877	11.636159	-1.40%	0
2013	12.849827	11.801877	-8.16%	0
2012	12.422654	12.849827	3.44%	0
2011	11.655907	12.422654	6.58%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.124768	11.251638	1.14%	0
2019	10.889863	11.124768	2.16%	0
2018	11.053020	10.889863	-1.48%	0
2017	11.104592	11.053020	-0.46%	0
2016	11.150585	11.104592	-0.41%	0
2015	11.319791	11.150585	-1.49%	0
2014	11.430031	11.319791	-0.96%	0
2013	11.654767	11.430031	-1.93%	0
2012	11.212140	11.654767	3.95%	0
2011	11.291696	11.212140	-0.70%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.967510	24.499075	36.35%	0
2019	13.366866	17.967510	34.42%	0
2018	13.283219	13.366866	0.63%	0
2017	10.322272	13.283219	28.69%	0
2016*	10.000000	10.322272	3.22%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	16.319971	17.982917	10.19%	0
2019	13.265511	16.319971	23.03%	0
2018	16.685550	13.265511	-20.50%	0
2017	13.409033	16.685550	24.44%	0
2016	13.983365	13.409033	-4.11%	0
2015	14.205308	13.983365	-1.56%	0
2014	15.501677	14.205308	-8.36%	0
2013	12.313213	15.501677	25.89%	0
2012	10.274779	12.313213	19.84%	0
2011	12.583100	10.274779	-18.34%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.952866	13.471453	4.00%	0
2019	10.104581	12.952866	28.19%	0
2018	11.233955	10.104581	-10.05%	0
2017*	10.000000	11.233955	12.34%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2020	25.427954	25.986188	2.20%	0
2019	20.820540	25.427954	22.13%	0
2018	26.454593	20.820540	-21.30%	0
2017	24.947053	26.454593	6.04%	0
2016	19.904721	24.947053	25.33%	0
2015	21.145361	19.904721	-5.87%	0
2014	20.796898	21.145361	1.68%	0
2013	15.154157	20.796898	37.24%	0
2012	13.122108	15.154157	15.49%	0
2011	14.010837	13.122108	-6.34%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.650564	6.600279	16.81%	0
2019	5.153290	5.650564	9.65%	0
2018	7.324908	5.153290	-29.65%	0
2017	7.601069	7.324908	-3.63%	0
2016	5.391522	7.601069	40.98%	0
2015	8.263698	5.391522	-34.76%	0
2014	10.423375	8.263698	-20.72%	0
2013	9.613860	10.423375	8.42%	0
2012*	10.000000	9.613860	-3.86%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.808384	6.800874	17.09%	0
2019	5.281930	5.808384	9.97%	0
2018	7.492566	5.281930	-29.50%	0
2017	7.753425	7.492566	-3.36%	0
2016	5.488215	7.753425	41.27%	0
2015	8.389247	5.488215	-34.58%	0
2014	10.549928	8.389247	-20.48%	0
2013	9.709583	10.549928	8.65%	0
2012*	10.000000	9.709583	-2.90%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	35.218448	54.625427	55.10%	0
2019	28.701234	35.218448	22.71%	0
2018	28.823186	28.701234	-0.42%	0
2017	23.296160	28.823186	23.73%	0
2016	21.994105	23.296160	5.92%	0
2015	23.038616	21.994105	-4.53%	0
2014	23.885616	23.038616	-3.55%	0
2013	16.174094	23.885616	47.68%	0
2012	15.253839	16.174094	6.03%	0
2011	16.264770	15.253839	-6.22%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	25.620087	25.794120	0.68%	0
2019	21.095466	25.620087	21.45%	266
2018	22.806379	21.095466	-7.50%	565
2017	19.571582	22.806379	16.53%	581
2016	17.933862	19.571582	9.13%	596
2015	17.996549	17.933862	-0.35%	612
2014	16.760023	17.996549	7.38%	734
2013	12.674103	16.760023	32.24%	1,679
2012	11.002957	12.674103	15.19%	2,901
2011	10.557641	11.002957	4.22%	3,073
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	16.386103	16.455280	0.42%	0
2019	14.280350	16.386103	14.75%	0
2018	18.872800	14.280350	-24.33%	0
2017	15.354681	18.872800	22.91%	0
2016	15.753166	15.354681	-2.53%	0
2015	15.657768	15.753166	0.61%	0
2014	17.037461	15.657768	-8.10%	0
2013	14.129313	17.037461	20.58%	0
2012	12.593928	14.129313	12.19%	0
2011	15.910752	12.593928	-20.85%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	30.924761	41.062899	32.78%	0
2019	23.425515	30.924761	32.01%	0
2018	23.303881	23.425515	0.52%	0
2017	18.012494	23.303881	29.38%	0
2016	17.910749	18.012494	0.57%	0
2015	16.444684	17.910749	8.92%	0
2014	14.702723	16.444684	11.85%	0
2013	10.923068	14.702723	34.60%	0
2012	9.574408	10.923068	14.09%	757
2011	10.074299	9.574408	-5.43%	757
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	35.167875	35.607395	1.25%	262
2019	29.852843	35.167875	17.80%	262
2018	35.874992	29.852843	-16.79%	262
2017	32.354546	35.874992	10.88%	262
2016	26.387135	32.354546	22.61%	262
2015	28.478786	26.387135	-7.34%	262
2014	26.605866	28.478786	7.04%	262
2013	19.674846	26.605866	35.23%	269
2012	16.904050	19.674846	16.39%	313
2011	18.827968	16.904050	-10.22%	347

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.401283	20.637378	18.60%	0
2019	15.040663	17.401283	15.69%	0
2018	16.565571	15.040663	-9.21%	0
2017	14.827213	16.565571	11.72%	0
2016	14.537422	14.827213	1.99%	0
2015	14.945997	14.537422	-2.73%	0
2014	14.923860	14.945997	0.15%	0
2013	13.275810	14.923860	12.41%	0
2012	12.288096	13.275810	8.04%	0
2011	12.978965	12.288096	-5.32%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.976111	13.749252	5.96%	0
2019	11.019331	12.976111	17.76%	0
2018	13.303536	11.019331	-17.17%	0
2017	11.769594	13.303536	13.03%	0
2016	10.397956	11.769594	13.19%	0
2015	10.856344	10.397956	-4.22%	0
2014*	10.000000	10.856344	8.56%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	35.601504	38.699312	8.70%	0
2019	29.649585	35.601504	20.07%	0
2018	33.156802	29.649585	-10.58%	0
2017	30.021957	33.156802	10.44%	0
2016	24.302730	30.021957	23.53%	0
2015	25.325598	24.302730	-4.04%	0
2014	24.520868	25.325598	3.28%	0
2013	17.736144	24.520868	38.25%	0
2012	15.597463	17.736144	13.71%	0
2011	15.785878	15.597463	-1.19%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	31.247325	36.229163	15.94%	0
2019	24.243674	31.247325	28.89%	0
2018	25.877497	24.243674	-6.31%	0
2017	21.669479	25.877497	19.42%	0
2016	19.743027	21.669479	9.76%	0
2015	19.874651	19.743027	-0.66%	0
2014	17.834450	19.874651	11.44%	0
2013	13.748595	17.834450	29.72%	0
2012	12.091149	13.748595	13.71%	0
2011	12.079251	12.091149	0.10%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	34.103604	39.441999	15.65%	0
2019	26.528732	34.103604	28.55%	0
2018	28.381792	26.528732	-6.53%	0
2017	23.830723	28.381792	19.10%	0
2016	21.763954	23.830723	9.50%	0
2015	21.960890	21.763954	-0.90%	0
2014	19.762342	21.960890	11.12%	0
2013	15.272115	19.762342	29.40%	783
2012	13.461649	15.272115	13.45%	783
2011	13.482451	13.461649	-0.15%	2,870
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	26.308292	32.088786	21.97%	0
2019	19.929346	26.308292	32.01%	0
2018	21.220483	19.929346	-6.08%	0
2017	18.725937	21.220483	13.32%	0
2016	17.267327	18.725937	8.45%	0
2015	18.154908	17.267327	-4.89%	0
2014	16.287194	18.154908	11.47%	0
2013	12.339328	16.287194	31.99%	0
2012	11.216470	12.339328	10.01%	0
2011	11.313863	11.216470	-0.86%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.799362	10.822500	0.21%	0
2019	10.265076	10.799362	5.20%	0
2018	10.457910	10.265076	-1.84%	0
2017	10.289457	10.457910	1.64%	0
2016	9.612323	10.289457	7.04%	0
2015	9.881583	9.612323	-2.72%	0
2014*	10.000000	9.881583	-1.18%	0
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	25.360849	26.277315	3.61%	17
2019	22.616963	25.360849	12.13%	17
2018	23.839833	22.616963	-5.13%	17
2017	22.768973	23.839833	4.70%	17
2016	20.233708	22.768973	12.53%	17
2015	21.170492	20.233708	-4.42%	17
2014	21.038320	21.170492	0.63%	17
2013	20.062961	21.038320	4.86%	17
2012	17.865340	20.062961	12.30%	17
2011	17.329705	17.865340	3.09%	17
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.649416	10.536993	-1.06%	0
2019	9.038948	10.649416	17.82%	0
2018*	10.000000	9.038948	-9.61%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	15.756444	16.737650	6.23%	0
2019	14.653275	15.756444	7.53%	0
2018	15.004680	14.653275	-2.34%	0
2017	14.678820	15.004680	2.22%	0
2016	14.389281	14.678820	2.01%	0
2015	14.681332	14.389281	-1.99%	0
2014	14.396738	14.681332	1.98%	0
2013	14.503070	14.396738	-0.73%	0
2012	13.454015	14.503070	7.80%	0
2011	13.388747	13.454015	0.49%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	15.243049	16.153461	5.97%	926
2019	14.211453	15.243049	7.26%	998
2018	14.580216	14.211453	-2.53%	1,073
2017	14.302928	14.580216	1.94%	1,139
2016	14.060410	14.302928	1.72%	1,139
2015	14.374014	14.060410	-2.18%	1,139
2014	14.133552	14.374014	1.70%	2,473
2013	14.278141	14.133552	-1.01%	2,318
2012	13.278727	14.278141	7.53%	2,319
2011	13.250842	13.278727	0.21%	2,406
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ
2020	16.922175	19.478213	15.10%	0
2019	14.042094	16.922175	20.51%	0
2018	15.495160	14.042094	-9.38%	0
2017	13.286240	15.495160	16.63%	0
2016	13.212711	13.286240	0.56%	0
2015	13.452094	13.212711	-1.78%	0
2014	12.947198	13.452094	3.90%	0
2013	10.771568	12.947198	20.20%	0
2012	9.506017	10.771568	13.31%	0
2011	10.321603	9.506017	-7.90%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ
2020	15.293890	17.573255	14.90%	0
2019	12.707671	15.293890	20.35%	0
2018	14.042122	12.707671	-9.50%	0
2017	12.061208	14.042122	16.42%	0
2016	12.014036	12.061208	0.39%	0
2015	12.250665	12.014036	-1.93%	0
2014	11.812847	12.250665	3.71%	0
2013	9.847966	11.812847	19.95%	0
2012	8.707705	9.847966	13.09%	0
2011	9.474572	8.707705	-8.09%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2020	18.199849	20.516817	12.73%	0
2019	15.677115	18.199849	16.09%	0
2018	16.875773	15.677115	-7.10%	0
2017	15.074041	16.875773	11.95%	0
2016	14.893579	15.074041	1.21%	0
2015	15.155026	14.893579	-1.73%	0
2014	14.595147	15.155026	3.84%	0
2013	12.857942	14.595147	13.51%	0
2012	11.641026	12.857942	10.45%	0
2011	12.175232	11.641026	-4.39%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	16.767630	18.868854	12.53%	0
2019	14.461416	16.767630	15.95%	0
2018	15.596107	14.461416	-7.28%	0
2017	13.955232	15.596107	11.76%	0
2016	13.810943	13.955232	1.04%	0
2015	14.065429	13.810943	-1.81%	0
2014	13.564690	14.065429	3.69%	0
2013	11.970133	13.564690	13.32%	0
2012	10.855613	11.970133	10.27%	0
2011	11.368695	10.855613	-4.51%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2020	21.771277	26.165333	20.18%	0
2019	17.826795	21.771277	22.13%	0
2018	18.955235	17.826795	-5.95%	0
2017	16.595695	18.955235	14.22%	0
2016	15.762243	16.595695	5.29%	0
2015	15.962002	15.762243	-1.25%	0
2014	14.757152	15.962002	8.16%	0
2013	12.569075	14.757152	17.41%	0
2012	11.129337	12.569075	12.94%	0
2011	11.771981	11.129337	-5.46%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	22.164691	26.595521	19.99%	0
2019	18.176205	22.164691	21.94%	0
2018	19.361653	18.176205	-6.12%	0
2017	16.970466	19.361653	14.09%	0
2016	16.145142	16.970466	5.11%	0
2015	16.373724	16.145142	-1.40%	0
2014	15.147737	16.373724	8.09%	0
2013	12.925160	15.147737	17.20%	0
2012	11.457801	12.925160	12.81%	0
2011	12.125385	11.457801	-5.51%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2020	21.172873	27.766714	31.14%	0
2019	16.582261	21.172873	27.68%	0
2018	17.762565	16.582261	-6.64%	0
2017	14.607221	17.762565	21.60%	0
2016	14.467901	14.607221	0.96%	0
2015	14.557182	14.467901	-0.61%	0
2014	13.362012	14.557182	8.94%	0
2013	9.827212	13.362012	35.97%	0
2012	8.158344	9.827212	20.46%	0
2011	8.532447	8.158344	-4.38%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	20.545051	26.915908	31.01%	0
2019	16.107371	20.545051	27.55%	0
2018	17.289533	16.107371	-6.84%	0
2017	14.247985	17.289533	21.35%	0
2016	14.125437	14.247985	0.87%	0
2015	14.231268	14.125437	-0.74%	0
2014	13.089470	14.231268	8.72%	0
2013	9.636297	13.089470	35.84%	0
2012	8.023284	9.636297	20.10%	0
2011	8.398366	8.023284	-4.47%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	21.851355	22.874225	4.68%	0
2019	17.467541	21.851355	25.10%	0
2018	19.411099	17.467541	-10.01%	0
2017	17.513312	19.411099	10.84%	0
2016	15.117839	17.513312	15.85%	0
2015	16.043087	15.117839	-5.77%	0
2014	15.029312	16.043087	6.75%	0
2013	11.949572	15.029312	25.77%	0
2012	10.378979	11.949572	15.13%	0
2011	10.473510	10.378979	-0.90%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	23.181120	24.242313	4.58%	176
2019	18.562275	23.181120	24.88%	176
2018	20.658541	18.562275	-10.15%	773
2017	18.664342	20.658541	10.68%	773
2016	16.137929	18.664342	15.66%	773
2015	17.152391	16.137929	-5.91%	819
2014	16.093263	17.152391	6.58%	1,038
2013	12.813982	16.093263	25.59%	2,908
2012	11.142392	12.813982	15.00%	3,012
2011	11.266677	11.142392	-1.10%	3,171

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2020	10.265470	10.118090	-1.44%	0
2019	10.241081	10.265470	0.24%	0
2018	10.255708	10.241081	-0.14%	0
2017	10.367426	10.255708	-1.08%	0
2016	10.530052	10.367426	-1.54%	0
2015	10.714595	10.530052	-1.72%	0
2014	10.904350	10.714595	-1.74%	0
2013	11.095352	10.904350	-1.72%	0
2012	11.278185	11.095352	-1.62%	0
2011	11.465990	11.278185	-1.64%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2020	21.510038	22.768407	5.85%	0
2019	16.848353	21.510038	27.67%	0
2018	18.861891	16.848353	-10.68%	0
2017	16.439532	18.861891	14.73%	0
2016	14.430606	16.439532	13.92%	0
2015	15.041255	14.430606	-4.06%	0
2014	13.868668	15.041255	8.45%	0
2013	10.576637	13.868668	31.13%	0
2012	9.092327	10.576637	16.32%	0
2011	9.110496	9.092327	-0.20%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	21.538980	22.769077	5.71%	0
2019	16.905067	21.538980	27.41%	0
2018	18.949897	16.905067	-10.79%	0
2017	16.539006	18.949897	14.58%	1,451
2016	14.534943	16.539006	13.79%	1,451
2015	15.179168	14.534943	-4.24%	1,451
2014	14.016029	15.179168	8.30%	1,451
2013	10.705924	14.016029	30.92%	1,451
2012	9.215451	10.705924	16.17%	1,449
2011	9.253513	9.215451	-0.41%	1,426
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	24.610375	34.758674	41.24%	0
2019	18.667300	24.610375	31.84%	0
2018	19.054197	18.667300	-2.03%	0
2017	14.364484	19.054197	32.65%	0
2016	14.516045	14.364484	-1.04%	0
2015	13.801244	14.516045	5.18%	0
2014	12.633587	13.801244	9.24%	0
2013	9.440633	12.633587	33.82%	0
2012	8.388942	9.440633	12.54%	0
2011	8.526012	8.388942	-1.61%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	18.729806	26.416395	41.04%	0
2019	14.228885	18.729806	31.63%	0
2018	14.546669	14.228885	-2.18%	1,510
2017	10.981534	14.546669	32.46%	1,510
2016	11.115469	10.981534	-1.20%	1,510
2015	10.582782	11.115469	5.03%	1,568
2014	9.702714	10.582782	9.07%	2,122
2013	7.261339	9.702714	33.62%	2,122
2012	6.460480	7.261339	12.40%	2,122
2011	6.577445	6.460480	-1.78%	2,122
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	15.866658	16.001919	0.85%	0
2019	14.052575	15.866658	12.91%	0
2018	14.838539	14.052575	-5.30%	0
2017	14.104736	14.838539	5.20%	0
2016	12.551320	14.104736	12.38%	0
2015	13.273425	12.551320	-5.44%	0
2014	13.366217	13.273425	-0.69%	0
2013	12.849516	13.366217	4.02%	0
2012	11.453044	12.849516	12.19%	0
2011	11.216214	11.453044	2.11%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	16.793892	16.899834	0.63%	0
2019	14.893346	16.793892	12.76%	0
2018	15.730628	14.893346	-5.32%	0
2017	14.974751	15.730628	5.05%	0
2016	13.349245	14.974751	12.18%	0
2015	14.133409	13.349245	-5.55%	58
2014	14.256225	14.133409	-0.86%	58
2013	13.727884	14.256225	3.85%	58
2012	12.260080	13.727884	11.97%	58
2011	12.030866	12.260080	1.91%	58
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2020	24.081854	27.976018	16.17%	0
2019	18.660498	24.081854	29.05%	0
2018	19.888072	18.660498	-6.17%	0
2017	16.630222	19.888072	19.59%	0
2016	15.131057	16.630222	9.91%	0
2015	15.197775	15.131057	-0.44%	0
2014	13.620131	15.197775	11.58%	0
2013	10.482639	13.620131	29.93%	0
2012	9.204784	10.482639	13.88%	0
2011	9.181199	9.204784	0.26%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2020	18.860000	20.270804	7.48%	0
2019	17.503897	18.860000	7.75%	0
2018	17.912442	17.503897	-2.28%	0
2017	17.492956	17.912442	2.40%	0
2016	16.997735	17.492956	2.91%	0
2015	17.404115	16.997735	-2.33%	0
2014	16.738616	17.404115	3.98%	0
2013	17.345101	16.738616	-3.50%	0
2012	16.671478	17.345101	4.04%	0
2011	15.808240	16.671478	5.46%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	66.068211	76.621604	15.97%	0
2019	54.516337	66.068211	21.19%	0
2018	65.010550	54.516337	-16.14%	0
2017	54.815961	65.010550	18.60%	0
2016	49.762077	54.815961	10.16%	0
2015	51.419720	49.762077	-3.22%	0
2014	49.281984	51.419720	4.34%	0
2013	36.864905	49.281984	33.68%	0
2012	32.699696	36.864905	12.74%	0
2011	37.275990	32.699696	-12.28%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	40.476142	46.873330	15.80%	303
2019	33.446682	40.476142	21.02%	366
2018	39.947254	33.446682	-16.27%	950
2017	33.729596	39.947254	18.43%	1,004
2016	30.671658	33.729596	9.97%	1,046
2015	31.734893	30.671658	-3.35%	1,142
2014	30.462750	31.734893	4.18%	1,222
2013	22.819725	30.462750	33.49%	1,470
2012	20.274613	22.819725	12.55%	1,585
2011	23.147232	20.274613	-12.41%	1,708
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	16.529969	18.757080	13.47%	0
2019	13.177604	16.529969	25.44%	0
2018	15.759527	13.177604	-16.38%	0
2017	12.328134	15.759527	27.83%	0
2016	13.224429	12.328134	-6.78%	0
2015	13.006034	13.224429	1.68%	0
2014	14.414061	13.006034	-9.77%	0
2013	11.252508	14.414061	28.10%	0
2012	9.501610	11.252508	18.43%	0
2011	11.683484	9.501610	-18.67%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	12.983235	14.711975	13.32%	60
2019	10.364210	12.983235	25.27%	60
2018	12.420029	10.364210	-16.55%	558
2017	9.724405	12.420029	27.72%	558
2016	10.447556	9.724405	-6.92%	558
2015	10.294310	10.447556	1.49%	558
2014	11.425677	10.294310	-9.90%	0
2013	8.934000	11.425677	27.89%	0
2012	7.554070	8.934000	18.27%	0
2011	9.301295	7.554070	-18.78%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2020	23.940839	24.987097	4.37%	0
2019	18.459079	23.940839	29.70%	0
2018	21.840689	18.459079	-15.48%	0
2017	19.239606	21.840689	13.52%	0
2016	17.499177	19.239606	9.95%	0
2015	17.957546	17.499177	-2.55%	0
2014	16.420896	17.957546	9.36%	0
2013	12.633554	16.420896	29.98%	0
2012	10.644787	12.633554	18.68%	0
2011	11.117480	10.644787	-4.25%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2020	23.282262	24.252031	4.17%	33
2019	17.969090	23.282262	29.57%	33
2018	21.289327	17.969090	-15.60%	33
2017	18.781872	21.289327	13.35%	33
2016	17.111785	18.781872	9.76%	33
2015	17.587741	17.111785	-2.71%	33
2014	16.111635	17.587741	9.16%	33
2013	12.406016	16.111635	29.87%	33
2012	10.474966	12.406016	18.43%	33
2011	10.954580	10.474966	-4.38%	33
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	29.144598	30.976486	6.29%	0
2019	22.088977	29.144598	31.94%	0
2018	27.198591	22.088977	-18.79%	0
2017	23.220730	27.198591	17.13%	0
2016	21.587035	23.220730	7.57%	0
2015	22.663925	21.587035	-4.75%	0
2014	21.620685	22.663925	4.83%	0
2013	16.869605	21.620685	28.16%	0
2012	13.509495	16.869605	24.87%	0
2011	15.084430	13.509495	-10.44%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	26.822849	28.467019	6.13%	4
2019	20.358504	26.822849	31.75%	34
2018	25.118665	20.358504	-18.95%	62
2017	21.467551	25.118665	17.01%	96
2016	19.994943	21.467551	7.36%	1,827
2015	21.021809	19.994943	-4.88%	1,902
2014	20.087919	21.021809	4.65%	1,972
2013	15.705093	20.087919	27.91%	1,889
2012	12.580552	15.705093	24.84%	1,974
2011	14.076425	12.580552	-10.63%	2,058
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.474772	15.891538	9.79%	0
2019	12.291558	14.474772	17.76%	0
2018	13.847916	12.291558	-11.24%	0
2017	12.586187	13.847916	10.02%	0
2016	11.317969	12.586187	11.21%	0
2015	12.282750	11.317969	-7.85%	0
2014	12.155342	12.282750	1.05%	0
2013	9.995709	12.155342	21.61%	0
2012	8.821565	9.995709	13.31%	0
2011	9.118982	8.821565	-3.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2020	32.006914	36.549937	14.19%	0
2019	25.139433	32.006914	27.32%	0
2018	26.891987	25.139433	-6.52%	0
2017	22.647675	26.891987	18.74%	0
2016	19.814534	22.647675	14.30%	0
2015	20.880734	19.814534	-5.11%	0
2014	19.496790	20.880734	7.10%	0
2013	15.258481	19.496790	27.78%	0
2012	13.845168	15.258481	10.21%	0
2011	13.256945	13.845168	4.44%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	16.484908	16.048046	-2.65%	0
2019	14.869655	16.484908	10.86%	0
2018	17.863720	14.869655	-16.76%	0
2017	15.536583	17.863720	14.98%	0
2016	14.710739	15.536583	5.61%	0
2015	15.980984	14.710739	-7.95%	0
2014	18.252893	15.980984	-12.45%	0
2013	15.070419	18.252893	21.12%	0
2012	12.934167	15.070419	16.52%	0
2011	14.699561	12.934167	-12.01%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	25.926035	36.170346	39.51%	926
2019	19.342098	25.926035	34.04%	1,222
2018	20.485579	19.342098	-5.58%	1,238
2017	16.413258	20.485579	24.81%	1,256
2016	16.374544	16.413258	0.24%	3,001
2015	15.910447	16.374544	2.92%	3,019
2014	14.970917	15.910447	6.28%	3,037
2013	10.899813	14.970917	37.35%	3,070
2012	9.783666	10.899813	11.41%	3,972
2011	10.637351	9.783666	-8.03%	2,327
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	24.957805	24.254036	-2.82%	898
2019	20.331456	24.957805	22.75%	1,171
2018	23.616392	20.331456	-13.91%	1,186
2017	20.442838	23.616392	15.52%	2,481
2016	17.784796	20.442838	14.95%	2,497
2015	19.297005	17.784796	-7.84%	2,513
2014	18.002410	19.297005	7.19%	2,531
2013	13.507221	18.002410	33.28%	3,433
2012	11.560555	13.507221	16.84%	5,490
2011	12.019432	11.560555	-3.82%	5,723
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	19.896250	22.255576	11.86%	0
2019	15.702463	19.896250	26.71%	0
2018	17.641285	15.702463	-10.99%	0
2017	15.864439	17.641285	11.20%	0
2016	14.643251	15.864439	8.34%	0
2015	15.816760	14.643251	-7.42%	0
2014	14.885856	15.816760	6.25%	0
2013	11.722234	14.885856	26.99%	0
2012	10.477080	11.722234	11.88%	0
2011	10.670055	10.477080	-1.81%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	19.240347	21.469088	11.58%	917
2019	15.220073	19.240347	26.41%	917
2018	17.140057	15.220073	-11.20%	917
2017	15.454398	17.140057	10.91%	917
2016	14.296486	15.454398	8.10%	917
2015	15.480420	14.296486	-7.65%	917
2014	14.609808	15.480420	5.96%	917
2013	11.532828	14.609808	26.68%	917
2012	10.332166	11.532828	11.62%	917
2011	10.546776	10.332166	-2.03%	917
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020*	10.000000	14.652878	46.53%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.617689	46.18%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	32.516859	40.777645	25.40%	0
2019	25.113117	32.516859	29.48%	0
2018	29.443903	25.113117	-14.71%	0
2017	21.927016	29.443903	34.28%	0
2016	22.298235	21.927016	-1.66%	0
2015	21.834279	22.298235	2.12%	0
2014	21.725217	21.834279	0.50%	0
2013	17.369036	21.725217	25.08%	0
2012	14.578877	17.369036	19.14%	0
2011	16.179438	14.578877	-9.89%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	31.081006	38.885177	25.11%	38
2019	24.065077	31.081006	29.15%	38
2018	28.284576	24.065077	-14.92%	38
2017	21.117041	28.284576	33.94%	38
2016	21.525965	21.117041	-1.90%	38
2015	21.133311	21.525965	1.86%	38
2014	21.076416	21.133311	0.27%	38
2013	16.892257	21.076416	24.77%	0
2012	14.215537	16.892257	18.83%	0
2011	15.817039	14.215537	-10.13%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.795722	10.967496	1.59%	0
2019	9.916637	10.795722	8.86%	0
2018	10.558591	9.916637	-6.08%	0
2017	10.111867	10.558591	4.42%	0
2016	9.660359	10.111867	4.67%	0
2015	10.059849	9.660359	-3.97%	0
2014	9.956410	10.059849	1.04%	0
2013	10.147191	9.956410	-1.88%	0
2012*	10.000000	10.147191	1.47%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	18.561091	18.781869	1.19%	24
2019	17.080108	18.561091	8.67%	24
2018	18.212775	17.080108	-6.22%	458
2017	17.481030	18.212775	4.19%	458
2016	16.742599	17.481030	4.41%	458
2015	17.476323	16.742599	-4.20%	458
2014	17.355196	17.476323	0.70%	617
2013	17.729402	17.355196	-2.11%	1,650
2012	15.948774	17.729402	11.16%	1,801
2011	16.127428	15.948774	-1.11%	1,959

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	25.544527	28.545837	11.75%	125
2019	20.274270	25.544527	25.99%	125
2018	24.338256	20.274270	-16.70%	125
2017	20.183454	24.338256	20.59%	125
2016	20.686082	20.183454	-2.43%	125
2015	21.620157	20.686082	-4.32%	125
2014	21.985537	21.620157	-1.66%	125
2013	18.848962	21.985537	16.64%	125
2012	16.646133	18.848962	13.23%	125
2011	18.215784	16.646133	-8.62%	125
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	26.097266	29.151667	11.70%	29
2019	20.162833	26.097266	29.43%	292
2018	22.332389	20.162833	-9.71%	307
2017	19.487136	22.332389	14.60%	322
2016	17.819897	19.487136	9.36%	338
2015	17.590778	17.819897	1.30%	353
2014	16.217388	17.590778	8.47%	370
2013	12.558036	16.217388	29.14%	2,298
2012	10.961573	12.558036	14.56%	2,425
2011	11.191604	10.961573	-2.06%	2,589
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares - Q/NQ
2020	24.848648	26.671387	7.34%	0
2019	20.188213	24.848648	23.08%	0
2018	23.181160	20.188213	-12.91%	0
2017	20.530017	23.181160	12.91%	0
2016	18.420069	20.530017	11.45%	0
2015	19.535154	18.420069	-5.71%	0
2014	19.038909	19.535154	2.61%	0
2013	15.043239	19.038909	26.56%	0
2012	13.800029	15.043239	9.01%	0
2011	15.002210	13.800029	-8.01%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	36.600418	43.126337	17.83%	0
2019	29.455210	36.600418	24.26%	0
2018	33.434705	29.455210	-11.90%	0
2017	29.808636	33.434705	12.16%	0
2016	25.698622	29.808636	15.99%	0
2015	27.796167	25.698622	-7.55%	0
2014	25.275044	27.796167	9.97%	0
2013	18.242554	25.275044	38.55%	0
2012	15.737492	18.242554	15.92%	0
2011	16.379633	15.737492	-3.92%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	20.876209	24.538444	17.54%	0
2019	16.845660	20.876209	23.93%	0
2018	19.167499	16.845660	-12.11%	0
2017	17.125655	19.167499	11.92%	0
2016	14.812179	17.125655	15.62%	0
2015	16.054369	14.812179	-7.74%	0
2014	14.634708	16.054369	9.70%	0
2013	10.592285	14.634708	38.16%	0
2012	9.162377	10.592285	15.61%	0
2011	9.552902	9.162377	-4.09%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.764832	12.801975	18.92%	0
2019	8.563019	10.764832	25.71%	0
2018	10.834904	8.563019	-20.97%	0
2017	8.721003	10.834904	24.24%	0
2016	9.123662	8.721003	-4.41%	0
2015	9.006445	9.123662	1.30%	0
2014*	10.000000	9.006445	-9.94%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.174212	19.215395	11.89%	0
2019	14.354042	17.174212	19.65%	0
2018	15.451603	14.354042	-7.10%	0
2017	13.296360	15.451603	16.21%	0
2016	13.889249	13.296360	-4.27%	0
2015	15.424075	13.889249	-9.95%	0
2014	16.571392	15.424075	-6.92%	1,514
2013	13.478931	16.571392	22.94%	1,620
2012	11.512000	13.478931	17.09%	1,620
2011	12.626540	11.512000	-8.83%	1,620
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.246414	9.938690	-3.00%	0
2019	8.827451	10.246414	16.07%	0
2018	11.033044	8.827451	-19.99%	0
2017	8.784500	11.033044	25.60%	0
2016	7.402289	8.784500	18.67%	0
2015	9.424410	7.402289	-21.46%	0
2014*	10.000000	9.424410	-5.76%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	23.407864	31.305350	33.74%	706
2019	17.229512	23.407864	35.86%	706
2018	17.372496	17.229512	-0.82%	706
2017	13.957473	17.372496	24.47%	706
2016	13.578623	13.957473	2.79%	706
2015	13.233904	13.578623	2.60%	706
2014	12.407716	13.233904	6.66%	706
2013	9.203350	12.407716	34.82%	1,812
2012	8.046213	9.203350	14.38%	1,903
2011	8.727260	8.046213	-7.80%	1,981
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	32.356239	46.281950	43.04%	0
2019	23.310857	32.356239	38.80%	0
2018	24.143110	23.310857	-3.45%	0
2017	19.450170	24.143110	24.13%	0
2016	18.194742	19.450170	6.90%	0
2015	18.924945	18.194742	-3.86%	0
2014	20.822670	18.924945	-9.11%	0
2013	15.007479	20.822670	38.75%	0
2012	12.634960	15.007479	18.78%	0
2011	14.367349	12.634960	-12.06%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	30.246053	30.673705	1.41%	0
2019	23.770911	30.246053	27.24%	0
2018	26.992356	23.770911	-11.93%	0
2017	23.410339	26.992356	15.30%	1,195
2016	20.941278	23.410339	11.79%	3,038
2015	21.515242	20.941278	-2.67%	3,038
2014	19.871135	21.515242	8.27%	3,038
2013	14.915569	19.871135	33.22%	3,038
2012	13.101078	14.915569	13.85%	3,037
2011	13.396433	13.101078	-2.20%	3,020
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.343535	25.207367	18.10%	0
2019	17.288585	21.343535	23.45%	0
2018	19.494003	17.288585	-11.31%	0
2017	15.644395	19.494003	24.61%	0
2016	15.333259	15.644395	2.03%	0
2015	14.678641	15.333259	4.46%	0
2014	14.772760	14.678641	-0.64%	0
2013	11.780323	14.772760	25.40%	0
2012	10.342861	11.780323	13.90%	0
2011	10.717202	10.342861	-3.49%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.213934	20.667134	20.06%	238
2019	12.551869	17.213934	37.14%	238
2018	12.703567	12.551869	-1.19%	238
2017	10.092905	12.703567	25.87%	208
2016	9.705202	10.092905	3.99%	208
2015*	10.000000	9.705202	-2.95%	208
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	14.081527	14.879405	5.67%	41
2019	12.957456	14.081527	8.68%	41
2018	13.310739	12.957456	-2.65%	41
2017	12.793045	13.310739	4.05%	41
2016	12.299519	12.793045	4.01%	41
2015	12.623666	12.299519	-2.57%	41
2014	11.944821	12.623666	5.68%	41
2013	12.228538	11.944821	-2.32%	41
2012	11.398966	12.228538	7.28%	41
2011	11.006698	11.398966	3.56%	41
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.962051	19.199427	48.12%	0
2019	9.931581	12.962051	30.51%	0
2018	12.131922	9.931581	-18.14%	0
2017	9.835683	12.131922	23.35%	0
2016	10.264111	9.835683	-4.17%	0
2015	10.515782	10.264111	-2.39%	0
2014	10.849797	10.515782	-3.08%	0
2013	9.120622	10.849797	18.96%	0
2012	8.036198	9.120622	13.49%	0
2011	9.050027	8.036198	-11.20%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.898041	20.794940	10.04%	0
2019	15.924989	18.898041	18.67%	0
2018	17.059679	15.924989	-6.65%	0
2017	14.994535	17.059679	13.77%	0
2016	14.000824	14.994535	7.10%	379
2015	14.111333	14.000824	-0.78%	0
2014	13.679983	14.111333	3.15%	0
2013	11.293817	13.679983	21.13%	0
2012	9.934130	11.293817	13.69%	0
2011	10.017612	9.934130	-0.83%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.815215	12.677127	7.29%	0
2019	11.034410	11.815215	7.08%	0
2018	11.353917	11.034410	-2.81%	0
2017	11.196015	11.353917	1.41%	0
2016	11.100673	11.196015	0.86%	0
2015	11.324564	11.100673	-1.98%	0
2014	10.979648	11.324564	3.14%	0
2013	11.470453	10.979648	-4.28%	0
2012	11.122824	11.470453	3.13%	0
2011	10.707494	11.122824	3.88%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.320079	29.769689	27.66%	0
2019	17.610611	23.320079	32.42%	0
2018	19.790944	17.610611	-11.02%	0
2017	15.379692	19.790944	28.68%	0
2016	15.623617	15.379692	-1.56%	0
2015	14.925333	15.623617	4.68%	0
2014	14.917365	14.925333	0.05%	0
2013	11.802543	14.917365	26.39%	0
2012	9.839907	11.802543	19.95%	0
2011	11.042898	9.839907	-10.89%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.087775	37.342437	48.85%	0
2019	19.598859	25.087775	28.01%	0
2018	20.081770	19.598859	-2.40%	0
2017	15.992791	20.081770	25.57%	0
2016	14.924156	15.992791	7.16%	0
2015	14.272660	14.924156	4.56%	0
2014	13.442503	14.272660	6.18%	0
2013	10.556109	13.442503	27.34%	0
2012	9.151941	10.556109	15.34%	0
2011	9.772798	9.151941	-6.35%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.058144	22.284450	11.10%	0
2019	16.245630	20.058144	23.47%	0
2018	16.906057	16.245630	-3.91%	0
2017	14.111928	16.906057	19.80%	0
2016	12.929086	14.111928	9.15%	0
2015	13.017917	12.929086	-0.68%	0
2014	12.020395	13.017917	8.30%	0
2013	9.200983	12.020395	30.64%	0
2012	8.000182	9.200983	15.01%	0
2011	8.328583	8.000182	-3.94%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	21.906604	23.686959	8.13%	0
2019	17.281330	21.906604	26.76%	0
2018	17.639831	17.281330	-2.03%	0
2017	14.930403	17.639831	18.15%	0
2016	13.670264	14.930403	9.22%	0
2015	13.822272	13.670264	-1.10%	0
2014	12.581741	13.822272	9.86%	0
2013	9.791077	12.581741	28.50%	0
2012	8.753726	9.791077	11.85%	0
2011	8.875758	8.753726	-1.37%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.093102	17.797322	10.59%	0
2019	13.213674	16.093102	21.79%	0
2018	15.069736	13.213674	-12.32%	0
2017	12.802587	15.069736	17.71%	0
2016	12.024315	12.802587	6.47%	0
2015	12.456988	12.024315	-3.47%	0
2014	12.133258	12.456988	2.67%	0
2013	9.537949	12.133258	27.21%	0
2012	8.358114	9.537949	14.12%	0
2011	9.086283	8.358114	-8.01%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.442149	15.562977	7.76%	0
2019	12.652317	14.442149	14.15%	0
2018	13.735159	12.652317	-7.88%	0
2017	12.475606	13.735159	10.10%	0
2016	11.966272	12.475606	4.26%	0
2015	12.309826	11.966272	-2.79%	0
2014	12.012839	12.309826	2.47%	0
2013	10.663756	12.012839	12.65%	0
2012	9.773150	10.663756	9.11%	0
2011	10.082476	9.773150	-3.07%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.553345	17.033456	9.52%	0
2019	13.165588	15.553345	18.14%	0
2018	14.592140	13.165588	-9.78%	0
2017	12.824306	14.592140	13.79%	0
2016	12.161653	12.824306	5.45%	0
2015	12.544967	12.161653	-3.06%	0
2014	12.195542	12.544967	2.87%	0
2013	10.237652	12.195542	19.12%	0
2012	9.169449	10.237652	11.65%	0
2011	9.665696	9.169449	-5.13%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.648620	13.370880	5.71%	0
2019	11.632636	12.648620	8.73%	0
2018	12.157713	11.632636	-4.32%	0
2017	11.633920	12.157713	4.50%	0
2016	11.318457	11.633920	2.79%	0
2015	11.605240	11.318457	-2.47%	0
2014	11.430565	11.605240	1.53%	0
2013	11.087244	11.430565	3.10%	0
2012	10.497989	11.087244	5.61%	0
2011	10.535889	10.497989	-0.36%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.046703	16.363698	8.75%	0
2019	12.962680	15.046703	16.08%	0
2018	14.201272	12.962680	-8.72%	0
2017	12.681924	14.201272	11.98%	0
2016	12.092268	12.681924	4.88%	0
2015	12.440261	12.092268	-2.80%	884
2014	12.108469	12.440261	2.74%	884
2013	10.461468	12.108469	15.74%	884
2012	9.476046	10.461468	10.40%	884
2011	9.874824	9.476046	-4.04%	884
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.809028	17.436678	10.30%	0
2019	13.164082	15.809028	20.09%	0
2018	14.807095	13.164082	-11.10%	0
2017	12.763725	14.807095	16.01%	0
2016	12.073870	12.763725	5.71%	0
2015	12.477060	12.073870	-3.23%	0
2014	12.145260	12.477060	2.73%	0
2013	9.946771	12.145260	22.10%	0
2012	8.835604	9.946771	12.58%	0
2011	9.433360	8.835604	-6.34%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.935324	14.931248	7.15%	0
2019	12.408854	13.935324	12.30%	0
2018	13.262867	12.408854	-6.44%	0
2017	12.284078	13.262867	7.97%	0
2016	11.794839	12.284078	4.15%	0
2015	12.134187	11.794839	-2.80%	0
2014	11.865930	12.134187	2.26%	0
2013	10.857085	11.865930	9.29%	0
2012	10.042298	10.857085	8.11%	0
2011	10.248492	10.042298	-2.01%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.997784	15.498581	3.34%	0
2019	13.570438	14.997784	10.52%	0
2018	16.384184	13.570438	-17.17%	0
2017	13.588149	16.384184	20.58%	0
2016	13.676995	13.588149	-0.65%	0
2015	14.486038	13.676995	-5.58%	0
2014	16.051858	14.486038	-9.75%	0
2013	13.604035	16.051858	17.99%	0
2012	11.581113	13.604035	17.47%	0
2011	13.459684	11.581113	-13.96%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.738842	17.39%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.739352	17.39%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.215768	13.894986	5.14%	0
2019	12.346930	13.215768	7.04%	0
2018	12.620982	12.346930	-2.17%	0
2017	12.304165	12.620982	2.57%	0
2016	11.887202	12.304165	3.51%	0
2015	12.186709	11.887202	-2.46%	0
2014	11.806903	12.186709	3.22%	0
2013	12.251408	11.806903	-3.63%	0
2012	11.572819	12.251408	5.86%	0
2011	11.049660	11.572819	4.73%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.822922	13.451737	4.90%	0
2019	12.007000	12.822922	6.80%	0
2018	12.306712	12.007000	-2.44%	0
2017	12.022809	12.306712	2.36%	0
2016	11.653100	12.022809	3.17%	0
2015	11.966029	11.653100	-2.62%	0
2014	11.634780	11.966029	2.85%	0
2013	12.099576	11.634780	-3.84%	0
2012	11.458211	12.099576	5.60%	0
2011	10.976951	11.458211	4.38%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.676867	14.652306	7.13%	0
2019	12.701870	13.676867	7.68%	0
2018	13.120067	12.701870	-3.19%	0
2017	12.868367	13.120067	1.96%	0
2016	12.674139	12.868367	1.53%	0
2015	12.966964	12.674139	-2.26%	0
2014	12.583641	12.966964	3.05%	0
2013	13.075685	12.583641	-3.76%	0
2012	12.424769	13.075685	5.24%	0
2011	11.924351	12.424769	4.20%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	27.024008	30.002022	11.02%	13
2019	22.423105	27.024008	20.52%	13
2018	27.718719	22.423105	-19.10%	13
2017	19.976213	27.718719	38.76%	13
2016	18.916348	19.976213	5.60%	13
2015	22.984584	18.916348	-17.70%	13
2014	24.816111	22.984584	-7.38%	13
2013	25.150286	24.816111	-1.33%	0
2012	21.881499	25.150286	14.94%	0
2011	28.772484	21.881499	-23.95%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.869376	12.363144	4.16%	0
2020	11.869376	12.363144	4.16%	0
2019	10.528754	11.869376	12.73%	0
2018	11.048682	10.528754	-4.71%	0
2017	10.533187	11.048682	4.89%	0
2016	9.390858	10.533187	12.16%	0
2015	9.814031	9.390858	-4.31%	0
2014*	10.000000	9.814031	-1.86%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	13.512158	14.083248	4.23%	114
2019	12.941352	13.512158	4.41%	114
2018	13.179467	12.941352	-1.81%	770
2017	13.139686	13.179467	0.30%	770
2016	13.274619	13.139686	-1.02%	770
2015	13.525781	13.274619	-1.86%	770
2014	13.165177	13.525781	2.74%	1,011
2013	13.966092	13.165177	-5.73%	1,011
2012	13.793816	13.966092	1.25%	1,011
2011	13.089177	13.793816	5.38%	1,011

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.895035	8.760650	-1.51%	0
2019	8.895019	8.895035	0.00%	0
2018	8.930146	8.895019	-0.39%	762
2017	9.050619	8.930146	-1.33%	1,665
2016	9.210679	9.050619	-1.74%	3,582
2015	9.374740	9.210679	-1.75%	1,665
2014	9.541720	9.374740	-1.75%	1,945
2013	9.711675	9.541720	-1.75%	1,945
2012	9.885132	9.711675	-1.75%	1,945
2011	10.060706	9.885132	-1.75%	1,945
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.951493	10.528732	5.80%	0
2019	8.517743	9.951493	16.83%	0
2018	10.176760	8.517743	-16.30%	0
2017	8.150689	10.176760	24.86%	0
2016	8.243219	8.150689	-1.12%	0
2015	8.669291	8.243219	-4.91%	0
2014	8.887692	8.669291	-2.46%	0
2013	7.694573	8.887692	15.51%	0
2012	6.796997	7.694573	13.21%	0
2011	7.686505	6.796997	-11.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	24.386311	27.030336	10.84%	0
2019	20.059987	24.386311	21.57%	0
2018	22.403116	20.059987	-10.46%	0
2017	19.252766	22.403116	16.36%	0
2016	17.899988	19.252766	7.56%	0
2015	18.402519	17.899988	-2.73%	0
2014	17.840871	18.402519	3.15%	0
2013	14.270255	17.840871	25.02%	0
2012	12.532009	14.270255	13.87%	0
2011	13.276747	12.532009	-5.61%	1,841
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.939748	19.283751	7.49%	0
2019	15.830644	17.939748	13.32%	0
2018	16.935489	15.830644	-6.52%	0
2017	15.509887	16.935489	9.19%	0
2016	14.849467	15.509887	4.45%	0
2015	15.140265	14.849467	-1.92%	0
2014	14.734335	15.140265	2.75%	0
2013	13.221841	14.734335	11.44%	0
2012	12.303112	13.221841	7.47%	0
2011	12.411964	12.303112	-0.88%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.854187	23.966551	9.67%	0
2019	18.545373	21.854187	17.84%	0
2018	20.183589	18.545373	-8.12%	0
2017	17.892430	20.183589	12.81%	0
2016	16.902122	17.892430	5.86%	316
2015	17.295177	16.902122	-2.27%	0
2014	16.731206	17.295177	3.37%	0
2013	14.250979	16.731206	17.40%	0
2012	12.922393	14.250979	10.28%	0
2011	13.276309	12.922393	-2.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.536416	15.241109	4.85%	0
2019	13.507636	14.536416	7.62%	0
2018	14.002068	13.507636	-3.53%	0
2017	13.484488	14.002068	3.84%	0
2016	13.162782	13.484488	2.44%	0
2015	13.361861	13.162782	-1.49%	0
2014	13.090588	13.361861	2.07%	0
2013	12.709653	13.090588	3.00%	0
2012	12.299994	12.709653	3.33%	0
2011	12.162110	12.299994	1.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.126000	21.819338	8.41%	0
2019	17.397293	20.126000	15.68%	1
2018	18.775373	17.397293	-7.34%	2
2017	16.921421	18.775373	10.96%	511
2016	16.073831	16.921421	5.27%	595
2015	16.415081	16.073831	-2.08%	687
2014	15.884458	16.415081	3.34%	977
2013	13.862376	15.884458	14.59%	845
2012	12.733152	13.862376	8.87%	1,175
2011	12.964705	12.733152	-1.79%	3,116
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	22.893867	25.266378	10.36%	1,346
2020	22.893867	25.266378	10.36%	1,346
2019	19.126630	22.893867	19.70%	1,346
2018	21.099560	19.126630	-9.35%	2,729
2017	18.404614	21.099560	14.64%	2,991
2016	17.267012	18.404614	6.59%	3,457
2015	17.703796	17.267012	-2.47%	3,162
2014	17.168105	17.703796	3.12%	28,516
2013	14.278598	17.168105	20.24%	29,096
2012	12.775557	14.278598	11.76%	29,756
2011	13.285175	12.775557	-3.84%	30,388

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.478885	18.641761	6.65%	4,680
2019	15.676512	17.478885	11.50%	4,680
2018	16.575909	15.676512	-5.43%	4,680
2017	15.447402	16.575909	7.31%	5,790
2016	14.873548	15.447402	3.86%	5,790
2015	15.143107	14.873548	-1.78%	5,790
2014	14.715397	15.143107	2.91%	1,111
2013	13.554888	14.715397	8.56%	1,111
2012	12.770191	13.554888	6.14%	1,109
2011	12.734494	12.770191	0.28%	2,643
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	22.097701	28.206233	27.64%	0
2019	17.271907	22.097701	27.94%	0
2018	18.190808	17.271907	-5.05%	0
2017	14.254637	18.190808	27.61%	0
2016	14.224750	14.254637	0.21%	0
2015	14.038767	14.224750	1.32%	0
2014	12.972341	14.038767	8.22%	0
2013	9.822877	12.972341	32.06%	0
2012	8.608756	9.822877	14.10%	0
2011	9.054459	8.608756	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	38.267692	44.703257	16.82%	0
2019	28.302805	38.267692	35.21%	0
2018	29.181241	28.302805	-3.01%	0
2017	23.327891	29.181241	25.09%	0
2016	22.910048	23.327891	1.82%	0
2015	22.188069	22.910048	3.25%	0
2014	20.756719	22.188069	6.90%	0
2013	15.454095	20.756719	34.31%	0
2012	13.253496	15.454095	16.60%	0
2011	13.797260	13.253496	-3.94%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	37.259878	43.390711	16.45%	160
2019	27.614252	37.259878	34.93%	212
2018	28.548787	27.614252	-3.27%	885
2017	22.866170	28.548787	24.85%	957
2016	22.523552	22.866170	1.52%	1,016
2015	21.870050	22.523552	2.99%	1,084
2014	20.503983	21.870050	6.66%	1,376
2013	15.312714	20.503983	33.90%	2,911
2012	13.161472	15.312714	16.34%	3,248
2011	13.738189	13.161472	-4.20%	3,595

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	28.744795	28.635247	-0.38%	0
2019	23.094514	28.744795	24.47%	0
2018	25.967473	23.094514	-11.06%	0
2017	24.372160	25.967473	6.55%	0
2016	20.634332	24.372160	18.11%	0
2015	21.978136	20.634332	-6.11%	0
2014	19.805247	21.978136	10.97%	0
2013	15.309114	19.805247	29.37%	0
2012	13.615559	15.309114	12.44%	0
2011	13.790494	13.615559	-1.27%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.787442	17.87%	1,454
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	34.941412	38.832314	11.14%	0
2019	28.303485	34.941412	23.45%	0
2018	32.511812	28.303485	-12.94%	0
2017	28.579565	32.511812	13.76%	0
2016	24.180970	28.579565	18.19%	0
2015	25.251628	24.180970	-4.24%	0
2014	23.488685	25.251628	7.51%	0
2013	17.968577	23.488685	30.72%	0
2012	15.568979	17.968577	15.41%	0
2011	16.259437	15.568979	-4.25%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	32.138956	35.629420	10.86%	0
2019	26.082792	32.138956	23.22%	0
2018	30.023066	26.082792	-13.12%	0
2017	26.438573	30.023066	13.56%	1,283
2016	22.420941	26.438573	17.92%	1,283
2015	23.470904	22.420941	-4.47%	1,283
2014	21.881169	23.470904	7.27%	1,283
2013	16.769251	21.881169	30.48%	1,986
2012	14.554343	16.769251	15.22%	2,108
2011	15.220724	14.554343	-4.38%	2,168
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.657393	21.034782	-2.87%	0
2019	17.798795	21.657393	21.68%	0
2018	20.862204	17.798795	-14.68%	0
2017	18.651519	20.862204	11.85%	0
2016	16.142678	18.651519	15.54%	0
2015	16.918435	16.142678	-4.59%	0
2014	14.715228	16.918435	14.97%	0
2013	11.038815	14.715228	33.30%	0
2012	9.657332	11.038815	14.31%	0
2011	10.062592	9.657332	-4.03%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	23.037533	31.804938	38.06%	0
2019	17.320381	23.037533	33.01%	0
2018	19.209010	17.320381	-9.83%	0
2017	15.684438	19.209010	22.47%	0
2016	14.772635	15.684438	6.17%	0
2015	14.956571	14.772635	-1.23%	0
2014	14.846159	14.956571	0.74%	0
2013	10.496974	14.846159	41.43%	0
2012	9.447436	10.496974	11.11%	0
2011	9.698891	9.447436	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	27.865417	28.788393	3.31%	0
2019	23.833238	27.865417	16.92%	0
2018	29.212892	23.833238	-18.42%	0
2017	27.260974	29.212892	7.16%	0
2016	22.031708	27.260974	23.74%	0
2015	23.861232	22.031708	-7.67%	0
2014	22.692736	23.861232	5.15%	0
2013	16.450563	22.692736	37.95%	0
2012	13.901914	16.450563	18.33%	0
2011	14.904806	13.901914	-6.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	24.782807	25.554666	3.11%	11
2019	21.251991	24.782807	16.61%	11
2018	26.102423	21.251991	-18.58%	11
2017	24.427803	26.102423	6.86%	11
2016	19.792073	24.427803	23.42%	1,780
2015	21.496654	19.792073	-7.93%	1,780
2014	20.493140	21.496654	4.90%	1,780
2013	14.895976	20.493140	37.58%	1,780
2012	12.602881	14.895976	18.20%	1,780
2011	13.566762	12.602881	-7.10%	1,780
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	31.871750	38.419061	20.54%	0
2019	25.817646	31.871750	23.45%	0
2018	30.080734	25.817646	-14.17%	0
2017	26.976476	30.080734	11.51%	0
2016	22.352089	26.976476	20.69%	0
2015	23.128459	22.352089	-3.36%	0
2014	23.350121	23.128459	-0.95%	0
2013	16.866298	23.350121	38.44%	0
2012	14.863224	16.866298	13.48%	0
2011	16.017894	14.863224	-7.21%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	31.279045	37.602140	20.22%	144
2019	25.397041	31.279045	23.16%	144
2018	29.658401	25.397041	-14.37%	428
2017	26.665497	29.658401	11.22%	428
2016	22.146457	26.665497	20.41%	428
2015	22.976389	22.146457	-3.61%	428
2014	23.256383	22.976389	-1.20%	532
2013	16.841126	23.256383	38.09%	532
2012	14.876564	16.841126	13.21%	532
2011	16.073816	14.876564	-7.45%	532
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.904483	22.176830	11.42%	0
2019	15.816642	19.904483	25.85%	0
2018	16.948707	15.816642	-6.68%	0
2017	13.826270	16.948707	22.58%	0
2016	12.393340	13.826270	11.56%	0
2015	12.766378	12.393340	-2.92%	0
2014	12.193947	12.766378	4.69%	0
2013	8.646821	12.193947	41.02%	0
2012	7.532982	8.646821	14.79%	0
2011	8.678463	7.532982	-13.20%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	20.929439	23.310530	11.38%	0
2020	20.929439	23.310530	11.38%	0
2019	16.905496	20.929439	23.80%	0
2018	18.266090	16.905496	-7.45%	0
2017	15.672468	18.266090	16.55%	0
2016	14.486024	15.672468	8.19%	0
2015	14.791962	14.486024	-2.07%	0
2014	13.612167	14.791962	8.67%	0
2013	9.984045	13.612167	36.34%	0
2012	9.114257	9.984045	9.54%	0
2011	9.580926	9.114257	-4.87%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.710797	23.062342	11.35%	0
2019	16.723719	20.710797	23.84%	0
2018	18.085861	16.723719	-7.53%	0
2017	15.551262	18.085861	16.30%	0
2016	14.374388	15.551262	8.19%	0
2015	14.691900	14.374388	-2.16%	0
2014	13.531460	14.691900	8.58%	0
2013	9.940186	13.531460	36.13%	0
2012	9.083641	9.940186	9.43%	0
2011	9.557223	9.083641	-4.96%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.905329	15.663069	-7.35%	941
2019	13.190515	16.905329	28.16%	941
2018	13.994583	13.190515	-5.75%	941
2017	13.418766	13.994583	4.29%	941
2016	12.742525	13.418766	5.31%	941
2015	13.747681	12.742525	-7.31%	941
2014	10.880056	13.747681	26.36%	33
2013	10.782698	10.880056	0.90%	33
2012	9.495610	10.782698	13.55%	33
2011	9.105436	9.495610	4.29%	33
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.254596	32.55%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020*	10.000000	13.233960	32.34%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.197312	10.302587	1.03%	0
2019	9.971381	10.197312	2.27%	0
2018	10.067388	9.971381	-0.95%	0
2017	10.086926	10.067388	-0.19%	0
2016	10.016511	10.086926	0.70%	0
2015	10.229826	10.016511	-2.09%	0
2014	10.360863	10.229826	-1.26%	0
2013	10.534295	10.360863	-1.65%	0
2012	10.357453	10.534295	1.71%	0
2011	10.406354	10.357453	-0.47%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	22.075092	34.810492	57.69%	0
2019	16.419601	22.075092	34.44%	0
2018	17.981106	16.419601	-8.68%	0
2017	14.350697	17.981106	25.30%	0
2016	13.771644	14.350697	4.20%	0
2015	14.065582	13.771644	-2.09%	0
2014	13.802708	14.065582	1.90%	0
2013	10.135533	13.802708	36.18%	0
2012	8.998670	10.135533	12.63%	0
2011	9.585284	8.998670	-6.12%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	27.714074	32.555771	17.47%	0
2019	22.407470	27.714074	23.68%	0
2018	24.194237	22.407470	-7.39%	0
2017	20.792017	24.194237	16.36%	0
2016	19.261718	20.792017	7.94%	0
2015	19.696124	19.261718	-2.21%	0
2014	18.161430	19.696124	8.45%	0
2013	13.433360	18.161430	35.20%	0
2012	12.320466	13.433360	9.03%	0
2011	12.938030	12.320466	-4.77%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.723934	12.276681	4.71%	0
2019	10.407756	11.723934	12.65%	0
2018	11.131296	10.407756	-6.50%	0
2017	10.319733	11.131296	7.86%	0
2016	9.277224	10.319733	11.24%	0
2015	9.671216	9.277224	-4.07%	0
2014*	10.000000	9.671216	-3.29%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.523499	12.528995	8.73%	0
2019	10.969902	11.523499	5.05%	0
2018	11.640547	10.969902	-5.76%	0
2017	10.698826	11.640547	8.80%	0
2016	10.581627	10.698826	1.11%	0
2015	11.602645	10.581627	-8.80%	0
2014	11.773874	11.602645	-1.45%	1,410
2013	12.825863	11.773874	-8.20%	1,508
2012	12.405808	12.825863	3.39%	1,508
2011	11.646011	12.405808	6.52%	1,508
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.064538	11.185038	1.09%	0
2019	10.836420	11.064538	2.11%	0
2018	11.004411	10.836420	-1.53%	0
2017	11.061363	11.004411	-0.51%	0
2016	11.112815	11.061363	-0.46%	0
2015	11.287188	11.112815	-1.54%	0
2014	11.402909	11.287188	-1.01%	1,594
2013	11.633026	11.402909	-1.98%	1,705
2012	11.196933	11.633026	3.89%	1,705
2011	11.282116	11.196933	-0.76%	1,705
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.935906	24.443548	36.28%	0
2019	13.350152	17.935906	34.35%	0
2018	13.273406	13.350152	0.58%	0
2017	10.319866	13.273406	28.62%	0
2016*	10.000000	10.319866	3.20%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	16.174601	17.813669	10.13%	0
2019	13.154033	16.174601	22.96%	0
2018	16.553808	13.154033	-20.54%	0
2017	13.309912	16.553808	24.37%	0
2016	13.887035	13.309912	-4.16%	0
2015	14.114626	13.887035	-1.61%	0
2014	15.410562	14.114626	-8.41%	0
2013	12.247065	15.410562	25.83%	0
2012	10.224795	12.247065	19.78%	0
2011	12.528263	10.224795	-18.39%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.935304	13.446338	3.95%	0
2019	10.096013	12.935304	28.12%	0
2018	11.230168	10.096013	-10.10%	0
2017*	10.000000	11.230168	12.30%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2020	25.201500	25.741650	2.14%	0
2019	20.645621	25.201500	22.07%	0
2018	26.245786	20.645621	-21.34%	0
2017	24.762711	26.245786	5.99%	0
2016	19.767656	24.762711	25.27%	0
2015	21.010453	19.767656	-5.92%	0
2014	20.674737	21.010453	1.62%	0
2013	15.072803	20.674737	37.17%	0
2012	13.058314	15.072803	15.43%	0
2011	13.949807	13.058314	-6.39%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.628571	6.571246	16.75%	0
2019	5.135834	5.628571	9.59%	0
2018	7.303833	5.135834	-29.68%	0
2017	7.583041	7.303833	-3.68%	0
2016	5.381461	7.583041	40.91%	0
2015	8.252493	5.381461	-34.79%	0
2014	10.414541	8.252493	-20.76%	0
2013	9.610602	10.414541	8.37%	0
2012*	10.000000	9.610602	-3.89%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.785733	6.770915	17.03%	0
2019	5.264005	5.785733	9.91%	0
2018	7.470975	5.264005	-29.54%	0
2017	7.735013	7.470975	-3.41%	0
2016	5.477963	7.735013	41.20%	0
2015	8.377851	5.477963	-34.61%	0
2014	10.540980	8.377851	-20.52%	1,761
2013	9.706281	10.540980	8.60%	1,883
2012*	10.000000	9.706281	-2.94%	1,883

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	35.027781	54.302100	55.03%	0
2019	28.560380	35.027781	22.64%	0
2018	28.696419	28.560380	-0.47%	0
2017	23.205471	28.696419	23.66%	0
2016	21.919590	23.205471	5.87%	0
2015	22.972247	21.919590	-4.58%	0
2014	23.828936	22.972247	-3.60%	0
2013	16.143913	23.828936	47.60%	0
2012	15.233148	16.143913	5.98%	0
2011	16.250980	15.233148	-6.26%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	25.387973	25.547423	0.63%	0
2019	20.914989	25.387973	21.39%	0
2018	22.622839	20.914989	-7.55%	0
2017	19.423925	22.622839	16.47%	0
2016	17.807604	19.423925	9.08%	0
2015	17.878940	17.807604	-0.40%	0
2014	16.658972	17.878940	7.32%	0
2013	12.604099	16.658972	32.17%	0
2012	10.947762	12.604099	15.13%	0
2011	10.510017	10.947762	4.17%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	16.237616	16.297860	0.37%	122
2019	14.158149	16.237616	14.69%	122
2018	18.720889	14.158149	-24.37%	122
2017	15.238818	18.720889	22.85%	122
2016	15.642248	15.238818	-2.58%	122
2015	15.555447	15.642248	0.56%	122
2014	16.934751	15.555447	-8.14%	122
2013	14.051276	16.934751	20.52%	122
2012	12.530760	14.051276	12.13%	122
2011	15.839006	12.530760	-20.89%	122
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	30.644731	40.670380	32.72%	0
2019	23.225207	30.644731	31.95%	0
2018	23.116442	23.225207	0.47%	0
2017	17.876672	23.116442	29.31%	0
2016	17.784722	17.876672	0.52%	0
2015	16.337280	17.784722	8.86%	0
2014	14.614134	16.337280	11.79%	0
2013	10.862771	14.614134	34.53%	0
2012	9.526413	10.862771	14.03%	0
2011	10.028900	9.526413	-5.48%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	34.849208	35.266784	1.20%	702
2019	29.597396	34.849208	17.74%	702
2018	35.586251	29.597396	-16.83%	702
2017	32.110422	35.586251	10.82%	702
2016	26.201345	32.110422	22.55%	1,150
2015	28.292681	26.201345	-7.39%	1,163
2014	26.445479	28.292681	6.98%	1,147
2013	19.566195	26.445479	35.16%	1,140
2012	16.819281	19.566195	16.33%	1,164
2011	18.743073	16.819281	-10.26%	1,175

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.307073	20.515202	18.54%	0
2019	14.966850	17.307073	15.64%	0
2018	16.492723	14.966850	-9.25%	0
2017	14.769500	16.492723	11.67%	0
2016	14.488185	14.769500	1.94%	0
2015	14.902965	14.488185	-2.78%	0
2014	14.888462	14.902965	0.10%	0
2013	13.251063	14.888462	12.36%	0
2012	12.271448	13.251063	7.98%	0
2011	12.967969	12.271448	-5.37%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.938773	13.702715	5.90%	0
2019	10.993218	12.938773	17.70%	0
2018	13.278811	10.993218	-17.21%	0
2017	11.753669	13.278811	12.98%	0
2016	10.389150	11.753669	13.13%	0
2015	10.852666	10.389150	-4.27%	0
2014*	10.000000	10.852666	8.53%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	35.284318	38.335008	8.65%	0
2019	29.400389	35.284318	20.01%	0
2018	32.894984	29.400389	-10.62%	0
2017	29.800015	32.894984	10.39%	0
2016	24.135309	29.800015	23.47%	0
2015	25.163940	24.135309	-4.09%	0
2014	24.376747	25.163940	3.23%	0
2013	17.640861	24.376747	38.18%	0
2012	15.521575	17.640861	13.65%	0
2011	15.717054	15.521575	-1.24%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	30.968931	35.888121	15.88%	0
2019	24.039905	30.968931	28.82%	0
2018	25.673140	24.039905	-6.36%	0
2017	21.509263	25.673140	19.36%	0
2016	19.607005	21.509263	9.70%	0
2015	19.747766	19.607005	-0.71%	0
2014	17.729610	19.747766	11.38%	0
2013	13.674725	17.729610	29.65%	0
2012	12.032328	13.674725	13.65%	0
2011	12.026602	12.032328	0.05%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	33.815505	39.088914	15.59%	0
2019	26.318017	33.815505	28.49%	0
2018	28.170780	26.318017	-6.58%	0
2017	23.665541	28.170780	19.04%	167
2016	21.624069	23.665541	9.44%	167
2015	21.830853	21.624069	-0.95%	167
2014	19.655316	21.830853	11.07%	167
2013	15.197127	19.655316	29.34%	167
2012	13.402389	15.197127	13.39%	167
2011	13.429929	13.402389	-0.21%	167
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	26.073950	31.786786	21.91%	0
2019	19.761877	26.073950	31.94%	0
2018	21.052947	19.761877	-6.13%	0
2017	18.587521	21.052947	13.26%	0
2016	17.148389	18.587521	8.39%	0
2015	18.039040	17.148389	-4.94%	0
2014	16.191500	18.039040	11.41%	0
2013	12.273066	16.191500	31.93%	0
2012	11.161928	12.273066	9.95%	0
2011	11.264577	11.161928	-0.91%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.768224	10.785810	0.16%	0
2019	10.240691	10.768224	5.15%	0
2018	10.438406	10.240691	-1.89%	0
2017	10.275480	10.438406	1.59%	0
2016	9.604149	10.275480	6.99%	0
2015	9.878201	9.604149	-2.77%	0
2014*	10.000000	9.878201	-1.22%	0
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	25.131134	26.026041	3.56%	0
2019	22.423509	25.131134	12.07%	0
2018	23.648022	22.423509	-5.18%	35
2017	22.597234	23.648022	4.65%	197
2016	20.091284	22.597234	12.47%	192
2015	21.032193	20.091284	-4.47%	186
2014	20.911534	21.032193	0.58%	181
2013	19.952191	20.911534	4.81%	198
2012	17.775773	19.952191	12.24%	196
2011	17.251567	17.775773	3.04%	195
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.641997	10.524286	-1.11%	0
2019	9.037240	10.641997	17.76%	0
2018*	10.000000	9.037240	-9.63%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	15.616043	16.580064	6.17%	0
2019	14.530100	15.616043	7.47%	0
2018	14.886176	14.530100	-2.39%	0
2017	14.570287	14.886176	2.17%	0
2016	14.290134	14.570287	1.96%	0
2015	14.587602	14.290134	-2.04%	0
2014	14.312115	14.587602	1.92%	0
2013	14.425161	14.312115	-0.78%	0
2012	13.388575	14.425161	7.74%	0
2011	13.330382	13.388575	0.44%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	15.106607	16.000718	5.92%	120
2019	14.091413	15.106607	7.20%	120
2018	14.464457	14.091413	-2.58%	120
2017	14.196579	14.464457	1.89%	309
2016	13.962943	14.196579	1.67%	309
2015	14.281643	13.962943	-2.23%	309
2014	14.049864	14.281643	1.65%	309
2013	14.200816	14.049864	-1.06%	309
2012	13.213554	14.200816	7.47%	309
2011	13.192521	13.213554	0.16%	309
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ
2020	16.745175	19.264676	15.05%	0
2019	13.902296	16.745175	20.45%	0
2018	15.348754	13.902296	-9.42%	0
2017	13.167381	15.348754	16.57%	0
2016	13.101158	13.167381	0.51%	0
2015	13.345307	13.101158	-1.83%	0
2014	12.850950	13.345307	3.85%	0
2013	10.696927	12.850950	20.14%	0
2012	9.444964	10.696927	13.26%	0
2011	10.260531	9.444964	-7.95%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ
2020	15.141646	17.389461	14.85%	0
2019	12.587566	15.141646	20.29%	0
2018	13.916527	12.587566	-9.55%	0
2017	11.959397	13.916527	16.36%	0
2016	11.918672	11.959397	0.34%	0
2015	12.159611	11.918672	-1.98%	0
2014	11.731020	12.159611	3.65%	0
2013	9.784725	11.731020	19.89%	0
2012	8.656196	9.784725	13.04%	0
2011	9.423311	8.656196	-8.14%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2020	18.009405	20.291801	12.67%	0
2019	15.520953	18.009405	16.03%	0
2018	16.716218	15.520953	-7.15%	0
2017	14.939109	16.716218	11.90%	0
2016	14.767765	14.939109	1.16%	0
2015	15.034657	14.767765	-1.78%	0
2014	14.486600	15.034657	3.78%	0
2013	12.768809	14.486600	13.45%	0
2012	11.566228	12.768809	10.40%	0
2011	12.103145	11.566228	-4.44%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	16.600647	18.671441	12.47%	0
2019	14.324688	16.600647	15.89%	0
2018	15.456568	14.324688	-7.32%	0
2017	13.837387	15.456568	11.70%	0
2016	13.701264	13.837387	0.99%	0
2015	13.960839	13.701264	-1.86%	0
2014	13.470671	13.960839	3.64%	0
2013	11.893218	13.470671	13.26%	0
2012	10.791363	11.893218	10.21%	0
2011	11.307145	10.791363	-4.56%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2020	21.543536	25.878460	20.12%	0
2019	17.649288	21.543536	22.06%	0
2018	18.776105	17.649288	-6.00%	0
2017	16.447201	18.776105	14.16%	0
2016	15.629133	16.447201	5.23%	0
2015	15.835263	15.629133	-1.30%	0
2014	14.647421	15.835263	8.11%	0
2013	12.481956	14.647421	17.35%	0
2012	11.057839	12.481956	12.88%	0
2011	11.702301	11.057839	-5.51%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	21.943939	26.317245	19.93%	0
2019	18.004332	21.943939	21.88%	0
2018	19.188395	18.004332	-6.17%	0
2017	16.827145	19.188395	14.03%	0
2016	16.016909	16.827145	5.06%	0
2015	16.251960	16.016909	-1.45%	0
2014	15.042742	16.251960	8.04%	0
2013	12.842102	15.042742	17.14%	0
2012	11.389973	12.842102	12.75%	0
2011	12.059720	11.389973	-5.55%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2020	20.966583	27.482201	31.08%	0
2019	16.429056	20.966583	27.62%	0
2018	17.607458	16.429056	-6.69%	0
2017	14.487011	17.607458	21.54%	0
2016	14.356120	14.487011	0.91%	0
2015	14.452072	14.356120	-0.66%	0
2014	13.272282	14.452072	8.89%	0
2013	9.766183	13.272282	35.90%	0
2012	8.111812	9.766183	20.39%	0
2011	8.488090	8.111812	-4.43%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	20.344715	26.639887	30.94%	0
2019	15.958423	20.344715	27.49%	0
2018	17.138424	15.958423	-6.89%	0
2017	14.130626	17.138424	21.29%	0
2016	14.016220	14.130626	0.82%	0
2015	14.128428	14.016220	-0.79%	0
2014	13.001490	14.128428	8.67%	0
2013	9.576392	13.001490	35.77%	0
2012	7.977480	9.576392	20.04%	0
2011	8.354668	7.977480	-4.51%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	21.622716	22.623349	4.63%	0
2019	17.293565	21.622716	25.03%	0
2018	19.227607	17.293565	-10.06%	0
2017	17.356564	19.227607	10.78%	0
2016	14.990120	17.356564	15.79%	0
2015	15.915647	14.990120	-5.82%	0
2014	14.917510	15.915647	6.69%	0
2013	11.866714	14.917510	25.71%	0
2012	10.312273	11.866714	15.07%	0
2011	10.411498	10.312273	-0.95%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	22.950248	23.988652	4.52%	1,201
2019	18.386758	22.950248	24.82%	1,201
2018	20.473694	18.386758	-10.19%	1,201
2017	18.506732	20.473694	10.63%	1,201
2016	16.009780	18.506732	15.60%	1,201
2015	17.024849	16.009780	-5.96%	1,201
2014	15.981721	17.024849	6.53%	1,201
2013	12.731646	15.981721	25.53%	1,201
2012	11.076440	12.731646	14.94%	4,408
2011	11.205685	11.076440	-1.15%	4,845

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2020	10.158000	10.007069	-1.49%	0
2019	10.139037	10.158000	0.19%	0
2018	10.158717	10.139037	-0.19%	0
2017	10.274584	10.158717	-1.13%	0
2016	10.441054	10.274584	-1.59%	0
2015	10.629457	10.441054	-1.77%	0
2014	10.823210	10.629457	-1.79%	0
2013	11.018398	10.823210	-1.77%	0
2012	11.205678	11.018398	-1.67%	0
2011	11.398062	11.205678	-1.69%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2020	21.285063	22.518820	5.80%	0
2019	16.680612	21.285063	27.60%	0
2018	18.683667	16.680612	-10.72%	0
2017	16.292454	18.683667	14.68%	0
2016	14.308759	16.292454	13.86%	0
2015	14.921854	14.308759	-4.11%	0
2014	13.765587	14.921854	8.40%	0
2013	10.503365	13.765587	31.06%	0
2012	9.033935	10.503365	16.27%	0
2011	9.056576	9.033935	-0.25%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	21.324371	22.530742	5.66%	0
2019	16.745151	21.324371	27.35%	0
2018	18.780263	16.745151	-10.84%	0
2017	16.399274	18.780263	14.52%	0
2016	14.419457	16.399274	13.73%	0
2015	15.066238	14.419457	-4.29%	0
2014	13.918839	15.066238	8.24%	0
2013	10.637105	13.918839	30.85%	0
2012	9.160893	10.637105	16.11%	0
2011	9.203395	9.160893	-0.46%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	24.352813	34.377430	41.16%	0
2019	18.481328	24.352813	31.77%	0
2018	18.874026	18.481328	-2.08%	0
2017	14.235871	18.874026	32.58%	0
2016	14.393385	14.235871	-1.09%	0
2015	13.691579	14.393385	5.13%	0
2014	12.539586	13.691579	9.19%	0
2013	9.375162	12.539586	33.75%	0
2012	8.335019	9.375162	12.48%	0
2011	8.475516	8.335019	-1.66%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	18.543183	26.139888	40.97%	742
2019	14.094273	18.543183	31.57%	742
2018	14.416429	14.094273	-2.23%	742
2017	10.888742	14.416429	32.40%	742
2016	11.027142	10.888742	-1.26%	742
2015	10.504024	11.027142	4.98%	742
2014	9.635412	10.504024	9.01%	742
2013	7.214636	9.635412	33.55%	742
2012	6.422204	7.214636	12.34%	6,519
2011	6.541795	6.422204	-1.83%	7,322
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	15.700708	15.826495	0.80%	0
2019	13.912665	15.700708	12.85%	0
2018	14.698329	13.912665	-5.35%	0
2017	13.978558	14.698329	5.15%	0
2016	12.445346	13.978558	12.32%	0
2015	13.168063	12.445346	-5.49%	0
2014	13.266866	13.168063	-0.74%	0
2013	12.760502	13.266866	3.97%	0
2012	11.379525	12.760502	12.14%	0
2011	11.149869	11.379525	2.06%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	16.626518	16.722885	0.58%	194
2019	14.752415	16.626518	12.70%	194
2018	15.589756	14.752415	-5.37%	194
2017	14.848188	15.589756	4.99%	422
2016	13.243136	14.848188	12.12%	422
2015	14.028209	13.243136	-5.60%	422
2014	14.157333	14.028209	-0.91%	354
2013	13.639605	14.157333	3.80%	354
2012	12.187465	13.639605	11.92%	354
2011	11.965689	12.187465	1.85%	354
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2020	23.829859	27.669185	16.11%	0
2019	18.474629	23.829859	28.99%	0
2018	19.700071	18.474629	-6.22%	0
2017	16.481378	19.700071	19.53%	0
2016	15.003242	16.481378	9.85%	0
2015	15.077077	15.003242	-0.49%	0
2014	13.518837	15.077077	11.53%	0
2013	10.409973	13.518837	29.86%	0
2012	9.145644	10.409973	13.82%	0
2011	9.126845	9.145644	0.21%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2020	18.662719	20.048573	7.43%	0
2019	17.329626	18.662719	7.69%	0
2018	17.743182	17.329626	-2.33%	0
2017	17.336468	17.743182	2.35%	0
2016	16.854226	17.336468	2.86%	0
2015	17.265949	16.854226	-2.38%	0
2014	16.614175	17.265949	3.92%	0
2013	17.224916	16.614175	-3.55%	0
2012	16.564403	17.224916	3.99%	0
2011	15.714681	16.564403	5.41%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	65.377021	75.781435	15.91%	0
2019	53.973474	65.377021	21.13%	0
2018	64.396175	53.973474	-16.19%	0
2017	54.325472	64.396175	18.54%	0
2016	49.341848	54.325472	10.10%	0
2015	51.011464	49.341848	-3.27%	0
2014	48.915604	51.011464	4.28%	0
2013	36.609450	48.915604	33.61%	0
2012	32.489680	36.609450	12.68%	0
2011	37.055419	32.489680	-12.32%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	40.072944	46.382790	15.75%	1,240
2019	33.130363	40.072944	20.96%	1,240
2018	39.589746	33.130363	-16.32%	1,240
2017	33.444696	39.589746	18.37%	1,240
2016	30.428030	33.444696	9.91%	2,059
2015	31.498874	30.428030	-3.40%	2,039
2014	30.251592	31.498874	4.12%	1,635
2013	22.673066	30.251592	33.43%	5,521
2012	20.154585	22.673066	12.50%	7,349
2011	23.021895	20.154585	-12.45%	7,496
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	16.356980	18.551344	13.42%	0
2019	13.046336	16.356980	25.38%	0
2018	15.610534	13.046336	-16.43%	0
2017	12.217774	15.610534	27.77%	0
2016	13.112691	12.217774	-6.82%	0
2015	12.902709	13.112691	1.63%	0
2014	14.306840	12.902709	-9.81%	0
2013	11.174489	14.306840	28.03%	0
2012	9.440539	11.174489	18.37%	0
2011	11.614303	9.440539	-18.72%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	12.853807	14.557889	13.26%	0
2019	10.266128	12.853807	25.21%	0
2018	12.308793	10.266128	-16.60%	0
2017	9.642211	12.308793	27.66%	0
2016	10.364510	9.642211	-6.97%	0
2015	10.217689	10.364510	1.44%	0
2014	11.346420	10.217689	-9.95%	0
2013	8.876527	11.346420	27.82%	0
2012	7.509310	8.876527	18.21%	0
2011	9.250889	7.509310	-18.83%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2020	23.715404	24.739208	4.32%	0
2019	18.294570	23.715404	29.63%	0
2018	21.657134	18.294570	-15.53%	0
2017	19.087596	21.657134	13.46%	0
2016	17.369735	19.087596	9.89%	0
2015	17.833788	17.369735	-2.60%	0
2014	16.316037	17.833788	9.30%	0
2013	12.559255	16.316037	29.91%	0
2012	10.587581	12.559255	18.62%	0
2011	11.063358	10.587581	-4.30%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2020	23.063023	24.011428	4.11%	0
2019	17.808940	23.063023	29.50%	0
2018	21.110404	17.808940	-15.64%	0
2017	18.633462	21.110404	13.29%	0
2016	16.985194	18.633462	9.70%	0
2015	17.466531	16.985194	-2.76%	0
2014	16.008738	17.466531	9.11%	0
2013	12.333056	16.008738	29.80%	0
2012	10.418675	12.333056	18.37%	0
2011	10.901255	10.418675	-4.43%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	28.884995	30.684929	6.23%	0
2019	21.903376	28.884995	31.87%	0
2018	26.983880	21.903376	-18.83%	0
2017	23.049108	26.983880	17.07%	0
2016	21.438372	23.049108	7.51%	0
2015	22.519308	21.438372	-4.80%	0
2014	21.493661	22.519308	4.77%	0
2013	16.779028	21.493661	28.10%	0
2012	13.443820	16.779028	24.81%	0
2011	15.018725	13.443820	-10.49%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	26.582617	28.197695	6.08%	0
2019	20.186433	26.582617	31.69%	0
2018	24.919119	20.186433	-18.99%	0
2017	21.307810	24.919119	16.95%	0
2016	19.856240	21.307810	7.31%	0
2015	20.886626	19.856240	-4.93%	0
2014	19.968911	20.886626	4.60%	0
2013	15.619996	19.968911	27.84%	3,646
2012	12.518771	15.619996	24.77%	3,646
2011	14.014427	12.518771	-10.67%	3,646
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.389034	15.789381	9.73%	0
2019	12.224970	14.389034	17.70%	0
2018	13.779965	12.224970	-11.28%	0
2017	12.530780	13.779965	9.97%	0
2016	11.273867	12.530780	11.15%	0
2015	12.241120	11.273867	-7.90%	0
2014	12.120317	12.241120	1.00%	0
2013	9.971982	12.120317	21.54%	0
2012	8.805115	9.971982	13.25%	0
2011	9.106611	8.805115	-3.31%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2020	31.721759	36.205864	14.14%	0
2019	24.928159	31.721759	27.25%	0
2018	26.679658	24.928159	-6.56%	0
2017	22.480262	26.679658	18.68%	0
2016	19.678043	22.480262	14.24%	0
2015	20.747464	19.678043	-5.15%	0
2014	19.382206	20.747464	7.04%	0
2013	15.176519	19.382206	27.71%	0
2012	13.777825	15.176519	10.15%	0
2011	13.199165	13.777825	4.38%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	16.338056	15.896991	-2.70%	0
2019	14.744688	16.338056	10.81%	0
2018	17.722667	14.744688	-16.80%	0
2017	15.421717	17.722667	14.92%	0
2016	14.609389	15.421717	5.56%	0
2015	15.878975	14.609389	-8.00%	0
2014	18.145621	15.878975	-12.49%	0
2013	14.989475	18.145621	21.06%	0
2012	12.871264	14.989475	16.46%	0
2011	14.635517	12.871264	-12.05%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	25.691054	35.824298	39.44%	419
2019	19.176540	25.691054	33.97%	419
2018	20.320648	19.176540	-5.63%	419
2017	16.289373	20.320648	24.75%	419
2016	16.259198	16.289373	0.19%	419
2015	15.806422	16.259198	2.86%	419
2014	14.880611	15.806422	6.22%	419
2013	10.839570	14.880611	37.28%	419
2012	9.734552	10.839570	11.35%	419
2011	10.589331	9.734552	-8.07%	0
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	24.731745	24.022106	-2.87%	0
2019	20.157551	24.731745	22.69%	0
2018	23.426384	20.157551	-13.95%	0
2017	20.288647	23.426384	15.47%	192
2016	17.659617	20.288647	14.89%	192
2015	19.170943	17.659617	-7.88%	192
2014	17.893913	19.170943	7.14%	192
2013	13.432641	17.893913	33.21%	192
2012	11.502584	13.432641	16.78%	3,188
2011	11.965246	11.502584	-3.87%	3,597
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	19.758128	22.089833	11.80%	0
2019	15.601397	19.758128	26.64%	0
2018	17.536723	15.601397	-11.04%	0
2017	15.778408	17.536723	11.14%	0
2016	14.571236	15.778408	8.28%	0
2015	15.746985	14.571236	-7.47%	0
2014	14.827737	15.746985	6.20%	0
2013	11.682410	14.827737	26.92%	0
2012	10.446805	11.682410	11.83%	0
2011	10.644628	10.446805	-1.86%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	19.106848	21.309279	11.53%	855
2019	15.122162	19.106848	26.35%	855
2018	17.038532	15.122162	-11.25%	855
2017	15.370656	17.038532	10.85%	855
2016	14.226236	15.370656	8.04%	855
2015	15.412197	14.226236	-7.69%	855
2014	14.552831	15.412197	5.91%	855
2013	11.493694	14.552831	26.62%	855
2012	10.302360	11.493694	11.56%	855
2011	10.521697	10.302360	-2.08%	855
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020*	10.000000	14.647901	46.48%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.612719	46.13%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	32.227158	40.393789	25.34%	0
2019	24.902047	32.227158	29.42%	0
2018	29.211413	24.902047	-14.75%	0
2017	21.764909	29.211413	34.21%	0
2016	22.144635	21.764909	-1.71%	0
2015	21.694915	22.144635	2.07%	0
2014	21.597534	21.694915	0.45%	0
2013	17.275747	21.597534	25.02%	0
2012	14.507972	17.275747	19.08%	0
2011	16.108932	14.507972	-9.94%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	30.799499	38.513380	25.05%	0
2019	23.859252	30.799499	29.09%	0
2018	28.057038	23.859252	-14.96%	0
2017	20.957785	28.057038	33.87%	0
2016	21.374467	20.957785	-1.95%	0
2015	20.995258	21.374467	1.81%	0
2014	20.949401	20.995258	0.22%	0
2013	16.798999	20.949401	24.71%	0
2012	14.144269	16.798999	18.77%	0
2011	15.745740	14.144269	-10.17%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.756359	10.921942	1.54%	0
2019	9.885512	10.756359	8.81%	0
2018	10.530840	9.885512	-6.13%	0
2017	10.090407	10.530840	4.36%	0
2016	9.644758	10.090407	4.62%	0
2015	10.048715	9.644758	-4.02%	0
2014	9.950437	10.048715	0.99%	0
2013	10.146260	9.950437	-1.93%	0
2012*	10.000000	10.146260	1.46%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	18.392936	18.602239	1.14%	0
2019	16.933986	18.392936	8.62%	0
2018	18.066210	16.933986	-6.27%	83
2017	17.349154	18.066210	4.13%	70
2016	16.624729	17.349154	4.36%	56
2015	17.362127	16.624729	-4.25%	42
2014	17.250585	17.362127	0.65%	28
2013	17.631498	17.250585	-2.16%	61
2012	15.868808	17.631498	11.11%	55
2011	16.054721	15.868808	-1.16%	53

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	25.313130	28.272844	11.69%	0
2019	20.100837	25.313130	25.93%	0
2018	24.142441	20.100837	-16.74%	4
2017	20.031223	24.142441	20.52%	4
2016	20.540492	20.031223	-2.48%	4
2015	21.478921	20.540492	-4.37%	4
2014	21.853037	21.478921	-1.71%	4
2013	18.744893	21.853037	16.58%	15
2012	16.562664	18.744893	13.18%	17
2011	18.133662	16.562664	-8.66%	17
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	25.860767	28.872786	11.65%	176
2019	19.990285	25.860767	29.37%	176
2018	22.152636	19.990285	-9.76%	176
2017	19.340099	22.152636	14.54%	176
2016	17.694411	19.340099	9.30%	877
2015	17.475808	17.694411	1.25%	888
2014	16.119599	17.475808	8.41%	891
2013	12.488662	16.119599	29.07%	906
2012	10.906578	12.488662	14.51%	868
2011	11.141120	10.906578	-2.11%	920
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares - Q/NQ
2020	24.627251	26.420303	7.28%	0
2019	20.018518	24.627251	23.02%	0
2018	22.998075	20.018518	-12.96%	0
2017	20.378210	22.998075	12.86%	0
2016	18.293141	20.378210	11.40%	0
2015	19.410427	18.293141	-5.76%	0
2014	18.926981	19.410427	2.55%	0
2013	14.962416	18.926981	26.50%	0
2012	13.732888	14.962416	8.95%	0
2011	14.936806	13.732888	-8.06%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	36.274371	42.720429	17.77%	0
2019	29.207668	36.274371	24.19%	0
2018	33.170719	29.207668	-11.95%	0
2017	29.588293	33.170719	12.11%	0
2016	25.521606	29.588293	15.93%	0
2015	27.618760	25.521606	-7.59%	0
2014	25.126523	27.618760	9.92%	0
2013	18.144587	25.126523	38.48%	0
2012	15.660961	18.144587	15.86%	0
2011	16.308260	15.660961	-3.97%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	20.731465	24.355911	17.48%	0
2019	16.737382	20.731465	23.86%	0
2018	19.054058	16.737382	-12.16%	0
2017	17.032939	19.054058	11.87%	0
2016	14.739474	17.032939	15.56%	0
2015	15.983699	14.739474	-7.78%	0
2014	14.577706	15.983699	9.64%	0
2013	10.556396	14.577706	38.09%	0
2012	9.135991	10.556396	15.55%	0
2011	9.530222	9.135991	-4.14%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.733797	12.758573	18.86%	0
2019	8.542677	10.733797	25.65%	0
2018	10.814716	8.542677	-21.01%	0
2017	8.709183	10.814716	24.18%	0
2016	9.115919	8.709183	-4.46%	0
2015	9.003381	9.115919	1.25%	0
2014*	10.000000	9.003381	-9.97%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.081211	19.101613	11.83%	0
2019	14.283587	17.081211	19.59%	0
2018	15.383644	14.283587	-7.15%	0
2017	13.244589	15.383644	16.15%	0
2016	13.842199	13.244589	-4.32%	0
2015	15.379658	13.842199	-10.00%	0
2014	16.532075	15.379658	-6.97%	0
2013	13.453793	16.532075	22.88%	0
2012	11.496395	13.453793	17.03%	0
2011	12.615839	11.496395	-8.87%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.216899	9.905019	-3.05%	0
2019	8.806491	10.216899	16.02%	0
2018	11.012480	8.806491	-20.03%	0
2017	8.772577	11.012480	25.53%	0
2016	7.395992	8.772577	18.61%	0
2015	9.421191	7.395992	-21.50%	0
2014*	10.000000	9.421191	-5.79%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	23.195722	31.005859	33.67%	0
2019	17.082055	23.195722	35.79%	0
2018	17.232640	17.082055	-0.87%	0
2017	13.852128	17.232640	24.40%	0
2016	13.482993	13.852128	2.74%	0
2015	13.147394	13.482993	2.55%	0
2014	12.332873	13.147394	6.60%	0
2013	9.152506	12.332873	34.75%	0
2012	8.005842	9.152506	14.32%	0
2011	8.687898	8.005842	-7.85%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	32.063074	45.839291	42.97%	0
2019	23.111409	32.063074	38.73%	0
2018	23.948799	23.111409	-3.50%	0
2017	19.303417	23.948799	24.07%	0
2016	18.066614	19.303417	6.85%	0
2015	18.801240	18.066614	-3.91%	0
2014	20.697110	18.801240	-9.16%	0
2013	14.924572	20.697110	38.68%	0
2012	12.571580	14.924572	18.72%	0
2011	14.302556	12.571580	-12.10%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	29.972107	30.380401	1.36%	0
2019	23.567590	29.972107	27.18%	0
2018	26.775198	23.567590	-11.98%	0
2017	23.233796	26.775198	15.24%	0
2016	20.793906	23.233796	11.73%	0
2015	21.374721	20.793906	-2.72%	0
2014	19.751398	21.374721	8.22%	0
2013	14.833229	19.751398	33.16%	0
2012	13.035399	14.833229	13.79%	0
2011	13.336050	13.035399	-2.25%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.238859	25.070997	18.04%	0
2019	17.212559	21.238859	23.39%	0
2018	19.418232	17.212559	-11.36%	0
2017	15.591488	19.418232	24.54%	0
2016	15.289156	15.591488	1.98%	0
2015	14.643868	15.289156	4.41%	0
2014	14.745268	14.643868	-0.69%	0
2013	11.764382	14.745268	25.34%	0
2012	10.334130	11.764382	13.84%	0
2011	10.713597	10.334130	-3.54%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.172217	20.606560	20.00%	0
2019	12.527824	17.172217	37.07%	0
2018	12.685729	12.527824	-1.24%	0
2017	10.083851	12.685729	25.80%	0
2016	9.701430	10.083851	3.94%	0
2015*	10.000000	9.701430	-2.99%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	13.962531	14.746168	5.61%	0
2019	12.854502	13.962531	8.62%	0
2018	13.211741	12.854502	-2.70%	0
2017	12.704353	13.211741	3.99%	0
2016	12.220458	12.704353	3.96%	0
2015	12.548898	12.220458	-2.62%	0
2014	11.880123	12.548898	5.63%	0
2013	12.168491	11.880123	-2.37%	0
2012	11.348781	12.168491	7.22%	0
2011	10.963809	11.348781	3.51%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.885337	19.076098	48.05%	0
2019	9.877822	12.885337	30.45%	0
2018	12.072433	9.877822	-18.18%	0
2017	9.792425	12.072433	23.28%	0
2016	10.224146	9.792425	-4.22%	0
2015	10.480173	10.224146	-2.44%	0
2014	10.818565	10.480173	-3.13%	0
2013	9.098988	10.818565	18.90%	0
2012	8.021231	9.098988	13.44%	0
2011	9.037755	8.021231	-11.25%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.767008	20.640261	9.98%	0
2019	15.822616	18.767008	18.61%	0
2018	16.958699	15.822616	-6.70%	0
2017	14.913334	16.958699	13.72%	0
2016	13.932083	14.913334	7.04%	0
2015	14.049200	13.932083	-0.83%	0
2014	13.626690	14.049200	3.10%	0
2013	11.255546	13.626690	21.07%	0
2012	9.905519	11.255546	13.63%	0
2011	9.993847	9.905519	-0.88%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.733282	12.582815	7.24%	5,508
2019	10.963463	11.733282	7.02%	5,508
2018	11.286691	10.963463	-2.86%	5,508
2017	11.135357	11.286691	1.36%	5,508
2016	11.046140	11.135357	0.81%	5,508
2015	11.274673	11.046140	-2.03%	5,508
2014	10.936849	11.274673	3.09%	5,508
2013	11.431553	10.936849	-4.33%	5,508
2012	11.090766	11.431553	3.07%	5,508
2011	10.682066	11.090766	3.83%	5,508
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.158395	29.548258	27.59%	1,645
2019	17.497414	23.158395	32.35%	1,645
2018	19.673801	17.497414	-11.06%	1,645
2017	15.296414	19.673801	28.62%	1,645
2016	15.546905	15.296414	-1.61%	1,645
2015	14.859628	15.546905	4.63%	1,645
2014	14.859259	14.859628	0.00%	1,645
2013	11.762560	14.859259	26.33%	1,645
2012	9.811580	11.762560	19.88%	1,645
2011	11.016702	9.811580	-10.94%	1,645
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	24.913830	37.064695	48.77%	4,071
2019	19.472884	24.913830	27.94%	4,071
2018	19.962916	19.472884	-2.45%	4,071
2017	15.906207	19.962916	25.50%	4,071
2016	14.850890	15.906207	7.11%	4,071
2015	14.209820	14.850890	4.51%	4,071
2014	13.390128	14.209820	6.12%	4,071
2013	10.520324	13.390128	27.28%	4,071
2012	9.125578	10.520324	15.28%	4,071
2011	9.749596	9.125578	-6.40%	4,071
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.929193	22.129910	11.04%	0
2019	16.149392	19.929193	23.41%	0
2018	16.814519	16.149392	-3.96%	0
2017	14.042646	16.814519	19.74%	0
2016	12.872147	14.042646	9.09%	0
2015	12.967199	12.872147	-0.73%	0
2014	11.979667	12.967199	8.24%	0
2013	9.174469	11.979667	30.58%	0
2012	7.981188	9.174469	14.95%	0
2011	8.313029	7.981188	-3.99%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	21.754723	23.510772	8.07%	0
2019	17.170259	21.754723	26.70%	0
2018	17.535422	17.170259	-2.08%	0
2017	14.849561	17.535422	18.09%	0
2016	13.603142	14.849561	9.16%	0
2015	13.761418	13.603142	-1.15%	0
2014	12.532728	13.761418	9.80%	0
2013	9.757887	12.532728	28.44%	0
2012	8.728500	9.757887	11.79%	0
2011	8.854677	8.728500	-1.42%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.997855	17.682992	10.53%	0
2019	13.142161	15.997855	21.73%	0
2018	14.995855	13.142161	-12.36%	0
2017	12.746293	14.995855	17.65%	0
2016	11.977516	12.746293	6.42%	0
2015	12.414823	11.977516	-3.52%	0
2014	12.098340	12.414823	2.62%	0
2013	9.515335	12.098340	27.15%	0
2012	8.342554	9.515335	14.06%	0
2011	9.073972	8.342554	-8.06%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.356659	15.462973	7.71%	0
2019	12.583824	14.356659	14.09%	0
2018	13.667802	12.583824	-7.93%	0
2017	12.420720	13.667802	10.04%	0
2016	11.919670	12.420720	4.20%	0
2015	12.268131	11.919670	-2.84%	0
2014	11.978252	12.268131	2.42%	0
2013	10.638464	11.978252	12.59%	0
2012	9.754944	10.638464	9.06%	0
2011	10.068809	9.754944	-3.12%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.461275	16.924006	9.46%	0
2019	13.094312	15.461275	18.08%	0
2018	14.520578	13.094312	-9.82%	0
2017	12.767894	14.520578	13.73%	0
2016	12.114297	12.767894	5.40%	0
2015	12.502492	12.114297	-3.10%	0
2014	12.160437	12.502492	2.81%	0
2013	10.213369	12.160437	19.06%	0
2012	9.152368	10.213369	11.59%	0
2011	9.652592	9.152368	-5.18%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.573795	13.285016	5.66%	0
2019	11.569699	12.573795	8.68%	0
2018	12.098134	11.569699	-4.37%	0
2017	11.582781	12.098134	4.45%	0
2016	11.274425	11.582781	2.74%	0
2015	11.565966	11.274425	-2.52%	0
2014	11.397682	11.565966	1.48%	0
2013	11.060972	11.397682	3.04%	0
2012	10.478460	11.060972	5.56%	0
2011	10.521626	10.478460	-0.41%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.957610	16.258524	8.70%	0
2019	12.892479	14.957610	16.02%	0
2018	14.131604	12.892479	-8.77%	0
2017	12.626111	14.131604	11.92%	0
2016	12.045159	12.626111	4.82%	0
2015	12.398112	12.045159	-2.85%	0
2014	12.073604	12.398112	2.69%	0
2013	10.436655	12.073604	15.68%	0
2012	9.458397	10.436655	10.34%	0
2011	9.861439	9.458397	-4.09%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.715446	17.324637	10.24%	0
2019	13.092817	15.715446	20.03%	0
2018	14.734467	13.092817	-11.14%	0
2017	12.707562	14.734467	15.95%	0
2016	12.026843	12.707562	5.66%	0
2015	12.434795	12.026843	-3.28%	0
2014	12.110286	12.434795	2.68%	0
2013	9.923178	12.110286	22.04%	0
2012	8.819139	9.923178	12.52%	0
2011	9.420558	8.819139	-6.38%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.852834	14.835331	7.09%	0
2019	12.341675	13.852834	12.24%	0
2018	13.197817	12.341675	-6.49%	0
2017	12.230031	13.197817	7.91%	0
2016	11.748907	12.230031	4.10%	0
2015	12.093095	11.748907	-2.85%	0
2014	11.831755	12.093095	2.21%	0
2013	10.831315	11.831755	9.24%	0
2012	10.023566	10.831315	8.06%	0
2011	10.234577	10.023566	-2.06%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.916565	15.406803	3.29%	0
2019	13.503815	14.916565	10.46%	0
2018	16.312102	13.503815	-17.22%	0
2017	13.535236	16.312102	20.52%	0
2016	13.630656	13.535236	-0.70%	0
2015	14.444317	13.630656	-5.63%	0
2014	16.013771	14.444317	-9.80%	0
2013	13.578670	16.013771	17.93%	0
2012	11.565412	13.578670	17.41%	0
2011	13.448274	11.565412	-14.00%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.737605	17.38%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.738116	17.38%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.137513	13.805678	5.09%	0
2019	12.280073	13.137513	6.98%	0
2018	12.559058	12.280073	-2.22%	0
2017	12.250009	12.559058	2.52%	0
2016	11.840894	12.250009	3.46%	0
2015	12.145417	11.840894	-2.51%	0
2014	11.772880	12.145417	3.16%	0
2013	12.222319	11.772880	-3.68%	0
2012	11.551242	12.222319	5.81%	0
2011	11.034660	11.551242	4.68%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.747025	13.365319	4.85%	0
2019	11.942017	12.747025	6.74%	0
2018	12.246366	11.942017	-2.49%	0
2017	11.969939	12.246366	2.31%	0
2016	11.607737	11.969939	3.12%	0
2015	11.925518	11.607737	-2.66%	0
2014	11.601293	11.925518	2.79%	0
2013	12.070883	11.601293	-3.89%	0
2012	11.436873	12.070883	5.54%	0
2011	10.962081	11.436873	4.33%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.595917	14.558169	7.08%	0
2019	12.633130	13.595917	7.62%	0
2018	13.055746	12.633130	-3.24%	0
2017	12.811782	13.055746	1.90%	0
2016	12.624814	12.811782	1.48%	0
2015	12.923071	12.624814	-2.31%	0
2014	12.547427	12.923071	2.99%	0
2013	13.044692	12.547427	-3.81%	0
2012	12.401645	13.044692	5.19%	0
2011	11.908183	12.401645	4.14%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	26.779193	29.715095	10.96%	0
2019	22.231285	26.779193	20.46%	0
2018	27.495689	22.231285	-19.15%	0
2017	19.825521	27.495689	38.69%	0
2016	18.783185	19.825521	5.55%	0
2015	22.834415	18.783185	-17.74%	0
2014	24.666543	22.834415	-7.43%	0
2013	25.011428	24.666543	-1.38%	0
2012	21.771793	25.011428	14.88%	0
2011	28.642791	21.771793	-23.99%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.835039	12.321119	4.11%	0
2020	11.835039	12.321119	4.11%	0
2019	10.503647	11.835039	12.68%	0
2018	11.027989	10.503647	-4.75%	0
2017	10.518810	11.027989	4.84%	0
2016	9.382804	10.518810	12.11%	0
2015	9.810607	9.382804	-4.36%	0
2014*	10.000000	9.810607	-1.89%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	13.389695	13.948504	4.17%	0
2019	12.830586	13.389695	4.36%	0
2018	13.073351	12.830586	-1.86%	0
2017	13.040515	13.073351	0.25%	0
2016	13.181126	13.040515	-1.07%	0
2015	13.437364	13.181126	-1.91%	0
2014	13.085759	13.437364	2.69%	0
2013	13.888915	13.085759	-5.78%	0
2012	13.724598	13.888915	1.20%	0
2011	13.030106	13.724598	5.33%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.814317	8.676733	-1.56%	0
2019	8.818770	8.814317	-0.05%	0
2018	8.858122	8.818770	-0.44%	34
2017	8.982187	8.858122	-1.38%	27
2016	9.145681	8.982187	-1.79%	20
2015	9.313317	9.145681	-1.80%	14
2014	9.484028	9.313317	-1.80%	3,293
2013	9.657865	9.484028	-1.80%	5,482
2012	9.835385	9.657865	-1.80%	1
2011	10.015159	9.835385	-1.80%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.892559	10.461052	5.75%	0
2019	8.471607	9.892559	16.77%	0
2018	10.126828	8.471607	-16.34%	0
2017	8.114806	10.126828	24.79%	0
2016	8.211100	8.114806	-1.17%	0
2015	8.639911	8.211100	-4.96%	0
2014	8.862087	8.639911	-2.51%	0
2013	7.676311	8.862087	15.45%	0
2012	6.784317	7.676311	13.15%	0
2011	7.676060	6.784317	-11.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	24.165438	26.771894	10.79%	716
2019	19.888419	24.165438	21.51%	716
2018	22.222892	19.888419	-10.50%	716
2017	19.107582	22.222892	16.30%	716
2016	17.774021	19.107582	7.50%	716
2015	18.282324	17.774021	-2.78%	716
2014	17.733371	18.282324	3.10%	716
2013	14.191487	17.733371	24.96%	977
2012	12.469205	14.191487	13.81%	1,727
2011	13.216927	12.469205	-5.66%	2,617
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.842616	19.169589	7.44%	0
2019	15.752948	17.842616	13.27%	0
2018	16.861001	15.752948	-6.57%	0
2017	15.449516	16.861001	9.14%	0
2016	14.799176	15.449516	4.39%	0
2015	15.096673	14.799176	-1.97%	0
2014	14.699388	15.096673	2.70%	0
2013	13.197182	14.699388	11.38%	0
2012	12.286428	13.197182	7.41%	0
2011	12.401429	12.286428	-0.93%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.735849	23.824654	9.61%	0
2019	18.454344	21.735849	17.78%	0
2018	20.094807	18.454344	-8.16%	0
2017	17.822756	20.094807	12.75%	0
2016	16.844848	17.822756	5.81%	0
2015	17.245351	16.844848	-2.32%	0
2014	16.691502	17.245351	3.32%	0
2013	14.224401	16.691502	17.34%	0
2012	12.904880	14.224401	10.22%	0
2011	13.265048	12.904880	-2.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.404787	15.095407	4.79%	158
2019	13.392148	14.404787	7.56%	158
2018	13.889468	13.392148	-3.58%	158
2017	13.382843	13.889468	3.79%	158
2016	13.070184	13.382843	2.39%	158
2015	13.274615	13.070184	-1.54%	158
2014	13.011732	13.274615	2.02%	158
2013	12.639521	13.011732	2.94%	158
2012	12.238362	12.639521	3.28%	2,501
2011	12.107314	12.238362	1.08%	2,501
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	19.943762	21.610771	8.36%	5,036
2019	17.248534	19.943762	15.63%	5,270
2018	18.624355	17.248534	-7.39%	5,556
2017	16.793819	18.624355	10.90%	5,858
2016	15.960716	16.793819	5.22%	6,108
2015	16.307869	15.960716	-2.13%	6,381
2014	15.788755	16.307869	3.29%	6,650
2013	13.785863	15.788755	14.53%	7,024
2012	12.669340	13.785863	8.81%	7,504
2011	12.906287	12.669340	-1.84%	9,958
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	22.686539	25.024828	10.31%	0
2020	22.686539	25.024828	10.31%	0
2019	18.963060	22.686539	19.64%	0
2018	20.929835	18.963060	-9.40%	0
2017	18.265832	20.929835	14.58%	7,790
2016	17.145512	18.265832	6.53%	7,790
2015	17.588175	17.145512	-2.52%	7,790
2014	17.064668	17.588175	3.07%	7,790
2013	14.199793	17.064668	20.18%	10,321
2012	12.711535	14.199793	11.71%	10,321
2011	13.225322	12.711535	-3.88%	10,957

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.320564	18.463508	6.60%	0
2019	15.542425	17.320564	11.44%	0
2018	16.442538	15.542425	-5.47%	0
2017	15.330899	16.442538	7.25%	0
2016	14.768865	15.330899	3.81%	0
2015	15.044193	14.768865	-1.83%	0
2014	14.626723	15.044193	2.85%	0
2013	13.480068	14.626723	8.51%	0
2012	12.706187	13.480068	6.09%	0
2011	12.677101	12.706187	0.23%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.966836	28.024947	27.58%	0
2019	17.178367	21.966836	27.87%	0
2018	18.101566	17.178367	-5.10%	0
2017	14.191906	18.101566	27.55%	0
2016	14.169339	14.191906	0.16%	0
2015	13.991194	14.169339	1.27%	0
2014	12.934965	13.991194	8.17%	0
2013	9.799546	12.934965	32.00%	0
2012	8.592706	9.799546	14.04%	0
2011	9.042175	8.592706	-4.97%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	38.060511	44.438614	16.76%	0
2019	28.163906	38.060511	35.14%	0
2018	29.052902	28.163906	-3.06%	0
2017	23.237073	29.052902	25.03%	0
2016	22.832449	23.237073	1.77%	0
2015	22.124173	22.832449	3.20%	0
2014	20.707487	22.124173	6.84%	0
2013	15.425288	20.707487	34.24%	0
2012	13.235540	15.425288	16.54%	0
2011	13.785567	13.235540	-3.99%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	37.058111	43.133788	16.39%	802
2019	27.478699	37.058111	34.86%	802
2018	28.423199	27.478699	-3.32%	802
2017	22.777133	28.423199	24.79%	802
2016	22.447233	22.777133	1.47%	802
2015	21.807049	22.447233	2.94%	802
2014	20.455327	21.807049	6.61%	802
2013	15.284154	20.455327	33.83%	4,210
2012	13.143632	15.284154	16.29%	4,210
2011	13.726542	13.143632	-4.25%	4,951

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	28.589172	28.465716	-0.43%	0
2019	22.981168	28.589172	24.40%	0
2018	25.853278	22.981168	-11.11%	0
2017	24.277290	25.853278	6.49%	0
2016	20.564449	24.277290	18.05%	0
2015	21.914860	20.564449	-6.16%	0
2014	19.758272	21.914860	10.91%	0
2013	15.280576	19.758272	29.30%	0
2012	13.597116	15.280576	12.38%	0
2011	13.778810	13.597116	-1.32%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.785621	17.86%	1,333
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	34.630146	38.466803	11.08%	0
2019	28.065634	34.630146	23.39%	0
2018	32.255112	28.065634	-12.99%	0
2017	28.368291	32.255112	13.70%	0
2016	24.014397	28.368291	18.13%	0
2015	25.090455	24.014397	-4.29%	0
2014	23.350650	25.090455	7.45%	0
2013	17.872074	23.350650	30.65%	0
2012	15.493268	17.872074	15.35%	0
2011	16.188594	15.493268	-4.30%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	31.851266	35.292509	10.80%	0
2019	25.862469	31.851266	23.16%	0
2018	29.784712	25.862469	-13.17%	0
2017	26.241987	29.784712	13.50%	0
2016	22.265533	26.241987	17.86%	0
2015	23.320085	22.265533	-4.52%	0
2014	21.751634	23.320085	7.21%	0
2013	16.678450	21.751634	30.42%	0
2012	14.482923	16.678450	15.16%	0
2011	15.153732	14.482923	-4.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.529144	20.899577	-2.92%	0
2019	17.702399	21.529144	21.62%	0
2018	20.759846	17.702399	-14.73%	0
2017	18.569436	20.759846	11.80%	0
2016	16.079785	18.569436	15.48%	0
2015	16.861109	16.079785	-4.63%	0
2014	14.672824	16.861109	14.91%	0
2013	11.012612	14.672824	33.24%	0
2012	9.639322	11.012612	14.25%	0
2011	10.048939	9.639322	-4.08%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	22.828815	31.500760	37.99%	0
2019	17.172198	22.828815	32.94%	0
2018	19.054417	17.172198	-9.88%	0
2017	15.566105	19.054417	22.41%	0
2016	14.668623	15.566105	6.12%	0
2015	14.858820	14.668623	-1.28%	0
2014	14.756643	14.858820	0.69%	0
2013	10.438979	14.756643	41.36%	0
2012	9.400028	10.438979	11.05%	0
2011	9.655141	9.400028	-2.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	27.617152	28.517376	3.26%	0
2019	23.632929	27.617152	16.86%	0
2018	28.982215	23.632929	-18.46%	0
2017	27.059440	28.982215	7.11%	0
2016	21.879933	27.059440	23.67%	0
2015	23.708927	21.879933	-7.71%	0
2014	22.559363	23.708927	5.10%	0
2013	16.362188	22.559363	37.87%	0
2012	13.834294	16.362188	18.27%	0
2011	14.839854	13.834294	-6.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	24.560860	25.312930	3.06%	0
2019	21.072382	24.560860	16.55%	0
2018	25.895078	21.072382	-18.62%	19
2017	24.246064	25.895078	6.80%	17
2016	19.654790	24.246064	23.36%	14
2015	21.358411	19.654790	-7.98%	11
2014	20.371715	21.358411	4.84%	8
2013	14.815254	20.371715	37.50%	21
2012	12.540984	14.815254	18.13%	20
2011	13.506996	12.540984	-7.15%	20
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	31.587804	38.057428	20.48%	0
2019	25.600661	31.587804	23.39%	0
2018	29.843204	25.600661	-14.22%	0
2017	26.777048	29.843204	11.45%	0
2016	22.198105	26.777048	20.63%	0
2015	22.980826	22.198105	-3.41%	0
2014	23.212884	22.980826	-1.00%	0
2013	16.775696	23.212884	38.37%	0
2012	14.790921	16.775696	13.42%	0
2011	15.948087	14.790921	-7.26%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	30.995651	37.242500	20.15%	512
2019	25.179764	30.995651	23.10%	512
2018	29.419739	25.179764	-14.41%	512
2017	26.464344	29.419739	11.17%	512
2016	21.990544	26.464344	20.34%	512
2015	22.826256	21.990544	-3.66%	512
2014	23.116181	22.826256	-1.25%	512
2013	16.748109	23.116181	38.02%	512
2012	14.801952	16.748109	13.15%	512
2011	16.001336	14.801952	-7.50%	512
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.786584	22.034253	11.36%	0
2019	15.730962	19.786584	25.78%	0
2018	16.865530	15.730962	-6.73%	0
2017	13.765398	16.865530	22.52%	0
2016	12.345047	13.765398	11.51%	0
2015	12.723102	12.345047	-2.97%	0
2014	12.158791	12.723102	4.64%	0
2013	8.626280	12.158791	40.95%	0
2012	7.518932	8.626280	14.73%	0
2011	8.666687	7.518932	-13.24%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	20.805507	23.160699	11.32%	0
2020	20.805507	23.160699	11.32%	0
2019	16.813939	20.805507	23.74%	0
2018	18.176477	16.813939	-7.50%	0
2017	15.603496	18.176477	16.49%	0
2016	14.429596	15.603496	8.14%	0
2015	14.741837	14.429596	-2.12%	0
2014	13.572945	14.741837	8.61%	0
2013	9.960342	13.572945	36.27%	0
2012	9.097256	9.960342	9.49%	0
2011	9.567920	9.097256	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.588120	22.914069	11.30%	0
2019	16.633123	20.588120	23.78%	0
2018	17.997105	16.633123	-7.58%	0
2017	15.482809	17.997105	16.24%	0
2016	14.318384	15.482809	8.13%	0
2015	14.642117	14.318384	-2.21%	0
2014	13.492474	14.642117	8.52%	0
2013	9.916587	13.492474	36.06%	0
2012	9.066692	9.916587	9.37%	0
2011	9.544246	9.066692	-5.00%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.805169	15.562332	-7.40%	1,616
2019	13.119037	16.805169	28.10%	1,616
2018	13.925887	13.119037	-5.79%	1,616
2017	13.359676	13.925887	4.24%	1,616
2016	12.692848	13.359676	5.25%	1,616
2015	13.701058	12.692848	-7.36%	1,616
2014	10.848682	13.701058	26.29%	1,616
2013	10.757084	10.848682	0.85%	1,616
2012	9.477882	10.757084	13.50%	1,616
2011	9.093061	9.477882	4.23%	1,616
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.250110	32.50%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020*	10.000000	13.229483	32.29%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.136915	10.236356	0.98%	0
2019	9.917375	10.136915	2.21%	0
2018	10.017986	9.917375	-1.00%	0
2017	10.042521	10.017986	-0.24%	0
2016	9.977485	10.042521	0.65%	0
2015	10.195152	9.977485	-2.14%	0
2014	10.331000	10.195152	-1.31%	0
2013	10.509297	10.331000	-1.70%	0
2012	10.338148	10.509297	1.66%	0
2011	10.392235	10.338148	-0.52%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.944380	34.586789	57.61%	0
2019	16.330681	21.944380	34.38%	0
2018	17.892890	16.330681	-8.73%	0
2017	14.287537	17.892890	25.23%	0
2016	13.718002	14.287537	4.15%	0
2015	14.017936	13.718002	-2.14%	0
2014	13.762966	14.017936	1.85%	0
2013	10.111494	13.762966	36.11%	0
2012	8.981908	10.111494	12.58%	0
2011	9.572291	8.981908	-6.17%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	27.493991	32.280809	17.41%	0
2019	22.240840	27.493991	23.62%	0
2018	24.026635	22.240840	-7.43%	0
2017	20.658461	24.026635	16.30%	0
2016	19.147704	20.658461	7.89%	0
2015	19.589512	19.147704	-2.26%	0
2014	18.072331	19.589512	8.40%	0
2013	13.374261	18.072331	35.13%	0
2012	12.272521	13.374261	8.98%	0
2011	12.894234	12.272521	-4.82%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.690141	12.235054	4.66%	0
2019	10.383045	11.690141	12.59%	0
2018	11.110548	10.383045	-6.55%	0
2017	10.305725	11.110548	7.81%	0
2016	9.269333	10.305725	11.18%	0
2015	9.667911	9.269333	-4.12%	0
2014*	10.000000	9.667911	-3.32%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.461093	12.454804	8.67%	0
2019	10.916043	11.461093	4.99%	0
2018	11.589335	10.916043	-5.81%	0
2017	10.657165	11.589335	8.75%	0
2016	10.545781	10.657165	1.06%	0
2015	11.569222	10.545781	-8.85%	0
2014	11.745940	11.569222	-1.50%	0
2013	12.801943	11.745940	-8.25%	0
2012	12.388995	12.801943	3.33%	0
2011	11.636134	12.388995	6.47%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.004618	11.118804	1.04%	0
2019	10.783224	11.004618	2.05%	0
2018	10.955988	10.783224	-1.58%	0
2017	11.018280	10.955988	-0.57%	0
2016	11.075154	11.018280	-0.51%	0
2015	11.254659	11.075154	-1.59%	0
2014	11.375834	11.254659	-1.07%	0
2013	11.611314	11.375834	-2.03%	0
2012	11.181746	11.611314	3.84%	0
2011	11.272539	11.181746	-0.81%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.904376	24.388176	36.21%	0
2019	13.333455	17.904376	34.28%	0
2018	13.263587	13.333455	0.53%	0
2017	10.317463	13.263587	28.55%	0
2016*	10.000000	10.317463	3.17%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	16.030510	17.645989	10.08%	0
2019	13.043486	16.030510	22.90%	0
2018	16.423106	13.043486	-20.58%	0
2017	13.211516	16.423106	24.31%	0
2016	13.791384	13.211516	-4.20%	0
2015	14.024548	13.791384	-1.66%	0
2014	15.320010	14.024548	-8.46%	0
2013	12.181295	15.320010	25.77%	0
2012	10.175079	12.181295	19.72%	0
2011	12.473700	10.175079	-18.43%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.917736	13.421243	3.90%	0
2019	10.087430	12.917736	28.06%	0
2018	11.226376	10.087430	-10.15%	0
2017*	10.000000	11.226376	12.26%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2020	24.976997	25.499352	2.09%	0
2019	20.472117	24.976997	22.00%	0
2018	26.038557	20.472117	-21.38%	0
2017	24.579673	26.038557	5.94%	0
2016	19.631490	24.579673	25.21%	0
2015	20.876349	19.631490	-5.96%	0
2014	20.553236	20.876349	1.57%	0
2013	14.991846	20.553236	37.10%	0
2012	12.994802	14.991846	15.37%	0
2011	13.889019	12.994802	-6.44%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.606623	6.542297	16.69%	0
2019	5.118416	5.606623	9.54%	0
2018	7.282798	5.118416	-29.72%	0
2017	7.565042	7.282798	-3.73%	0
2016	5.371409	7.565042	40.84%	0
2015	8.241290	5.371409	-34.82%	0
2014	10.405712	8.241290	-20.80%	0
2013	9.607335	10.405712	8.31%	0
2012*	10.000000	9.607335	-3.93%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.763203	6.741113	16.97%	0
2019	5.246166	5.763203	9.86%	0
2018	7.449469	5.246166	-29.58%	0
2017	7.716662	7.449469	-3.46%	0
2016	5.467732	7.716662	41.13%	0
2015	8.366467	5.467732	-34.65%	0
2014	10.532019	8.366467	-20.56%	0
2013	9.702966	10.532019	8.54%	0
2012*	10.000000	9.702966	-2.97%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	34.838063	53.980547	54.95%	0
2019	28.420159	34.838063	22.58%	0
2018	28.570168	28.420159	-0.53%	0
2017	23.115094	28.570168	23.60%	0
2016	21.845314	23.115094	5.81%	0
2015	22.906072	21.845314	-4.63%	0
2014	23.772401	22.906072	-3.64%	0
2013	16.113805	23.772401	47.53%	0
2012	15.212509	16.113805	5.92%	0
2011	16.237206	15.212509	-6.31%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	25.157871	25.302991	0.58%	0
2019	20.735982	25.157871	21.32%	0
2018	22.440724	20.735982	-7.60%	589
2017	19.277336	22.440724	16.41%	589
2016	17.682183	19.277336	9.02%	589
2015	17.762062	17.682183	-0.45%	589
2014	16.558499	17.762062	7.27%	589
2013	12.534453	16.558499	32.10%	589
2012	10.892835	12.534453	15.07%	589
2011	10.462602	10.892835	4.11%	589
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	16.090403	16.141887	0.32%	0
2019	14.036930	16.090403	14.63%	0
2018	18.570135	14.036930	-24.41%	0
2017	15.123778	18.570135	22.79%	0
2016	15.532048	15.123778	-2.63%	0
2015	15.453731	15.532048	0.51%	0
2014	16.832590	15.453731	-8.19%	0
2013	13.973625	16.832590	20.46%	0
2012	12.467872	13.973625	12.08%	0
2011	15.767546	12.467872	-20.93%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	30.366812	40.281036	32.65%	0
2019	23.026296	30.366812	31.88%	0
2018	22.930210	23.026296	0.42%	0
2017	17.741650	22.930210	29.25%	0
2016	17.659362	17.741650	0.47%	0
2015	16.230387	17.659362	8.80%	0
2014	14.525910	16.230387	11.73%	0
2013	10.802694	14.525910	34.47%	0
2012	9.478557	10.802694	13.97%	0
2011	9.983592	9.478557	-5.53%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	34.533448	34.929439	1.15%	0
2019	29.344150	34.533448	17.68%	0
2018	35.299854	29.344150	-16.87%	0
2017	31.868180	35.299854	10.77%	0
2016	26.016878	31.868180	22.49%	0
2015	28.107799	26.016878	-7.44%	0
2014	26.286044	28.107799	6.93%	0
2013	19.458131	26.286044	35.09%	0
2012	16.734935	19.458131	16.27%	0
2011	18.658560	16.734935	-10.31%	84

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.213255	20.393618	18.48%	0
2019	14.893306	17.213255	15.58%	0
2018	16.420092	14.893306	-9.30%	0
2017	14.711924	16.420092	11.61%	0
2016	14.439042	14.711924	1.89%	0
2015	14.859989	14.439042	-2.83%	0
2014	14.853093	14.859989	0.05%	0
2013	13.226327	14.853093	12.30%	0
2012	12.254789	13.226327	7.93%	0
2011	12.956952	12.254789	-5.42%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.901420	13.656210	5.85%	0
2019	10.967071	12.901420	17.64%	0
2018	13.254024	10.967071	-17.25%	0
2017	11.737699	13.254024	12.92%	0
2016	10.380307	11.737699	13.08%	0
2015	10.848962	10.380307	-4.32%	0
2014*	10.000000	10.848962	8.49%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	34.969914	37.974085	8.59%	0
2019	29.153251	34.969914	19.95%	0
2018	32.635188	29.153251	-10.67%	0
2017	29.579667	32.635188	10.33%	0
2016	23.969017	29.579667	23.41%	0
2015	25.003299	23.969017	-4.14%	0
2014	24.233475	25.003299	3.18%	0
2013	17.546105	24.233475	38.11%	0
2012	15.446089	17.546105	13.60%	0
2011	15.648585	15.446089	-1.29%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	30.692972	35.550217	15.83%	0
2019	23.837829	30.692972	28.76%	0
2018	25.470389	23.837829	-6.41%	0
2017	21.350227	25.470389	19.30%	0
2016	19.471920	21.350227	9.65%	0
2015	19.621714	19.471920	-0.76%	0
2014	17.625413	19.621714	11.33%	0
2013	13.601277	17.625413	29.59%	0
2012	11.973803	13.601277	13.59%	0
2011	11.974193	11.973803	0.00%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	33.529657	38.738750	15.54%	0
2019	26.108832	33.529657	28.42%	0
2018	27.961194	26.108832	-6.62%	0
2017	23.501401	27.961194	18.98%	0
2016	21.484998	23.501401	9.39%	0
2015	21.701504	21.484998	-1.00%	0
2014	19.548817	21.701504	11.01%	0
2013	15.122476	19.548817	29.27%	0
2012	13.343361	15.122476	13.33%	0
2011	13.377575	13.343361	-0.26%	0
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	25.841740	31.487654	21.85%	0
2019	19.595849	25.841740	31.87%	0
2018	20.886768	19.595849	-6.18%	0
2017	18.450161	20.886768	13.21%	0
2016	17.030316	18.450161	8.34%	0
2015	17.923959	17.030316	-4.99%	0
2014	16.096385	17.923959	11.35%	0
2013	12.207179	16.096385	31.86%	0
2012	11.107676	12.207179	9.90%	0
2011	11.215507	11.107676	-0.96%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.737178	10.749227	0.11%	0
2019	10.216363	10.737178	5.10%	0
2018	10.418941	10.216363	-1.94%	0
2017	10.261531	10.418941	1.53%	0
2016	9.595982	10.261531	6.94%	0
2015	9.874827	9.595982	-2.82%	0
2014*	10.000000	9.874827	-1.25%	0
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	24.903388	25.777057	3.51%	0
2019	22.231620	24.903388	12.02%	0
2018	23.457669	22.231620	-5.23%	0
2017	22.426730	23.457669	4.60%	0
2016	19.949818	22.426730	12.42%	0
2015	20.894739	19.949818	-4.52%	0
2014	20.785437	20.894739	0.53%	0
2013	19.841988	20.785437	4.75%	0
2012	17.686619	19.841988	12.19%	0
2011	17.173774	17.686619	2.99%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.634551	10.511574	-1.16%	0
2019	9.035522	10.634551	17.70%	0
2018*	10.000000	9.035522	-9.64%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	15.476926	16.423993	6.12%	0
2019	14.407989	15.476926	7.42%	0
2018	14.768638	14.407989	-2.44%	0
2017	14.462582	14.768638	2.12%	0
2016	14.191705	14.462582	1.91%	0
2015	14.494506	14.191705	-2.09%	0
2014	14.228014	14.494506	1.87%	0
2013	14.347701	14.228014	-0.83%	0
2012	13.323478	14.347701	7.69%	0
2011	13.272311	13.323478	0.39%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	14.971261	15.849289	5.86%	1
2019	13.972279	14.971261	7.15%	1
2018	14.349515	13.972279	-2.63%	1
2017	14.090919	14.349515	1.84%	1
2016	13.866058	14.090919	1.62%	1
2015	14.189781	13.866058	-2.28%	1
2014	13.966609	14.189781	1.60%	1
2013	14.123868	13.966609	-1.11%	101
2012	13.148664	14.123868	7.42%	101
2011	13.134392	13.148664	0.11%	101
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ
2020	16.569818	19.053226	14.99%	0
2019	13.763715	16.569818	20.39%	0
2018	15.203540	13.763715	-9.47%	0
2017	13.049428	15.203540	16.51%	0
2016	12.990382	13.049428	0.45%	0
2015	13.239216	12.990382	-1.88%	0
2014	12.755299	13.239216	3.79%	0
2013	10.622724	12.755299	20.08%	0
2012	9.384225	10.622724	13.20%	0
2011	10.199733	9.384225	-8.00%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ
2020	14.990668	17.207306	14.79%	0
2019	12.468408	14.990668	20.23%	0
2018	13.791848	12.468408	-9.60%	0
2017	11.858269	13.791848	16.31%	0
2016	11.823895	11.858269	0.29%	0
2015	12.069070	11.823895	-2.03%	0
2014	11.649600	12.069070	3.60%	0
2013	9.721761	11.649600	19.83%	0
2012	8.604886	9.721761	12.98%	0
2011	9.372218	8.604886	-8.19%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2020	17.820907	20.069199	12.62%	0
2019	15.366329	17.820907	15.97%	0
2018	16.558173	15.366329	-7.20%	0
2017	14.805378	16.558173	11.84%	0
2016	14.642996	14.805378	1.11%	0
2015	14.915229	14.642996	-1.83%	0
2014	14.378841	14.915229	3.73%	0
2013	12.680273	14.378841	13.40%	0
2012	11.491894	12.680273	10.34%	0
2011	12.031465	11.491894	-4.48%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	16.435163	18.475905	12.42%	0
2019	14.189119	16.435163	15.83%	0
2018	15.318126	14.189119	-7.37%	0
2017	13.720400	15.318126	11.64%	0
2016	13.592336	13.720400	0.94%	0
2015	13.856899	13.592336	-1.91%	0
2014	13.377202	13.856899	3.59%	0
2013	11.816703	13.377202	13.21%	0
2012	10.727404	11.816703	10.15%	0
2011	11.245847	10.727404	-4.61%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2020	21.317920	25.594430	20.06%	0
2019	17.473353	21.317920	22.00%	0
2018	18.598469	17.473353	-6.05%	0
2017	16.299867	18.598469	14.10%	0
2016	15.496996	16.299867	5.18%	0
2015	15.709388	15.496996	-1.35%	0
2014	14.538391	15.709388	8.05%	0
2013	12.395360	14.538391	17.29%	0
2012	10.986733	12.395360	12.82%	0
2011	11.632965	10.986733	-5.56%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	21.725182	26.041636	19.87%	0
2019	17.833918	21.725182	21.82%	0
2018	19.016527	17.833918	-6.22%	0
2017	16.684898	19.016527	13.97%	0
2016	15.889585	16.684898	5.01%	0
2015	16.130968	15.889585	-1.50%	0
2014	14.938358	16.130968	7.98%	0
2013	12.759492	14.938358	17.08%	0
2012	11.322496	12.759492	12.69%	0
2011	11.994379	11.322496	-5.60%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2020	20.762004	27.200191	31.01%	0
2019	16.277037	20.762004	27.55%	0
2018	17.453482	16.277037	-6.74%	0
2017	14.367607	17.453482	21.48%	0
2016	14.245024	14.367607	0.86%	0
2015	14.347542	14.245024	-0.71%	0
2014	13.182991	14.347542	8.83%	0
2013	9.705423	13.182991	35.83%	0
2012	8.065460	9.705423	20.33%	0
2011	8.443889	8.065460	-4.48%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	20.146204	26.366546	30.88%	0
2019	15.810771	20.146204	27.42%	0
2018	16.988565	15.810771	-6.93%	0
2017	14.014175	16.988565	21.22%	0
2016	13.907760	14.014175	0.77%	0
2015	14.026235	13.907760	-0.84%	0
2014	12.914027	14.026235	8.61%	0
2013	9.516813	12.914027	35.70%	0
2012	7.931897	9.516813	19.98%	0
2011	8.311165	7.931897	-4.56%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	21.396345	22.375104	4.57%	0
2019	17.121233	21.396345	24.97%	0
2018	19.045758	17.121233	-10.10%	0
2017	17.201137	19.045758	10.72%	0
2016	14.863433	17.201137	15.73%	0
2015	15.789188	14.863433	-5.86%	0
2014	14.806522	15.789188	6.64%	0
2013	11.784411	14.806522	25.64%	0
2012	10.245970	11.784411	15.02%	0
2011	10.349822	10.245970	-1.00%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	22.721505	23.737467	4.47%	1
2019	18.212768	22.721505	24.76%	1
2018	20.290341	18.212768	-10.24%	1
2017	18.350304	20.290341	10.57%	1
2016	15.882525	18.350304	15.54%	1
2015	16.898132	15.882525	-6.01%	1
2014	15.870859	16.898132	6.47%	1
2013	12.649760	15.870859	25.46%	1
2012	11.010826	12.649760	14.88%	1
2011	11.144963	11.010826	-1.20%	1

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2020	10.051627	9.897238	-1.54%	0
2019	10.037967	10.051627	0.14%	0
2018	10.062603	10.037967	-0.24%	0
2017	10.182553	10.062603	-1.18%	0
2016	10.352778	10.182553	-1.64%	0
2015	10.544943	10.352778	-1.82%	0
2014	10.742625	10.544943	-1.84%	0
2013	10.941929	10.742625	-1.82%	0
2012	11.133605	10.941929	-1.72%	0
2011	11.330517	11.133605	-1.74%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2020	21.062157	22.271642	5.74%	0
2019	16.514323	21.062157	27.54%	0
2018	18.506887	16.514323	-10.77%	0
2017	16.146497	18.506887	14.62%	0
2016	14.187782	16.146497	13.81%	0
2015	14.803224	14.187782	-4.16%	0
2014	13.663107	14.803224	8.34%	0
2013	10.430485	13.663107	30.99%	0
2012	8.975834	10.430485	16.21%	0
2011	9.002919	8.975834	-0.30%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	21.111797	22.294795	5.60%	0
2019	16.586668	21.111797	27.28%	0
2018	18.612054	16.586668	-10.88%	0
2017	16.260632	18.612054	14.46%	0
2016	14.304809	16.260632	13.67%	0
2015	14.954077	14.304809	-4.34%	0
2014	13.822266	14.954077	8.19%	0
2013	10.568672	13.822266	30.79%	0
2012	9.106599	10.568672	16.06%	0
2011	9.153508	9.106599	-0.51%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	24.097859	34.000215	41.09%	0
2019	18.297165	24.097859	31.70%	0
2018	18.695537	18.297165	-2.13%	0
2017	14.108405	18.695537	32.51%	0
2016	14.271751	14.108405	-1.14%	0
2015	13.582804	14.271751	5.07%	0
2014	12.446301	13.582804	9.13%	0
2013	9.310151	12.446301	33.69%	0
2012	8.281449	9.310151	12.42%	0
2011	8.425317	8.281449	-1.71%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	18.358283	25.866076	40.90%	1
2019	13.960851	18.358283	31.50%	1
2018	14.287280	13.960851	-2.28%	1
2017	10.796663	14.287280	32.33%	1
2016	10.939439	10.796663	-1.31%	1
2015	10.425800	10.939439	4.93%	1
2014	9.568521	10.425800	8.96%	1
2013	7.168199	9.568521	33.49%	1
2012	6.384127	7.168199	12.28%	1
2011	6.506319	6.384127	-1.88%	1
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	15.536369	15.652878	0.75%	0
2019	13.774061	15.536369	12.79%	0
2018	14.559348	13.774061	-5.39%	0
2017	13.853418	14.559348	5.10%	0
2016	12.340197	13.853418	12.26%	0
2015	13.063459	12.340197	-5.54%	0
2014	13.168178	13.063459	-0.80%	0
2013	12.672034	13.168178	3.92%	0
2012	11.306392	12.672034	12.08%	0
2011	11.083838	11.306392	2.01%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	16.460885	16.547865	0.53%	0
2019	14.612886	16.460885	12.65%	0
2018	15.450217	14.612886	-5.42%	0
2017	14.722756	15.450217	4.94%	0
2016	13.137924	14.722756	12.06%	0
2015	13.923855	13.137924	-5.64%	0
2014	14.059173	13.923855	-0.96%	0
2013	13.551940	14.059173	3.74%	0
2012	12.115312	13.551940	11.86%	0
2011	11.900886	12.115312	1.80%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2020	23.580446	27.365661	16.05%	0
2019	18.290573	23.580446	28.92%	0
2018	19.513794	18.290573	-6.27%	0
2017	16.333822	19.513794	19.47%	0
2016	14.876476	16.333822	9.80%	0
2015	14.957298	14.876476	-0.54%	0
2014	13.418273	14.957298	11.47%	0
2013	10.337798	13.418273	29.80%	0
2012	9.086870	10.337798	13.77%	0
2011	9.072797	9.086870	0.16%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2020	18.467352	19.828594	7.37%	0
2019	17.156935	18.467352	7.64%	0
2018	17.575361	17.156935	-2.38%	0
2017	17.181218	17.575361	2.29%	0
2016	16.711774	17.181218	2.81%	0
2015	17.128748	16.711774	-2.43%	0
2014	16.490560	17.128748	3.87%	0
2013	17.105466	16.490560	-3.59%	0
2012	16.457934	17.105466	3.93%	0
2011	15.621612	16.457934	5.35%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	64.692534	74.949841	15.86%	0
2019	53.435579	64.692534	21.07%	0
2018	63.787100	53.435579	-16.23%	0
2017	53.838968	63.787100	18.48%	52
2016	48.924814	53.838968	10.04%	52
2015	50.606086	48.924814	-3.32%	52
2014	48.551606	50.606086	4.23%	52
2013	36.355514	48.551606	33.55%	52
2012	32.280792	36.355514	12.62%	52
2011	36.835902	32.280792	-12.37%	52
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	39.673648	45.897247	15.69%	0
2019	32.816945	39.673648	20.89%	0
2018	39.235324	32.816945	-16.36%	0
2017	33.162099	39.235324	18.31%	0
2016	30.186241	33.162099	9.86%	0
2015	31.264490	30.186241	-3.45%	0
2014	30.041786	31.264490	4.07%	0
2013	22.527287	30.041786	33.36%	0
2012	20.035233	22.527287	12.44%	0
2011	22.897212	20.035233	-12.50%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	16.185722	18.347755	13.36%	0
2019	12.916317	16.185722	25.31%	0
2018	15.462884	12.916317	-16.47%	0
2017	12.108356	15.462884	27.70%	0
2016	13.001866	12.108356	-6.87%	0
2015	12.800182	13.001866	1.58%	0
2014	14.200383	12.800182	-9.86%	0
2013	11.096977	14.200383	27.97%	0
2012	9.379842	11.096977	18.31%	0
2011	11.545522	9.379842	-18.76%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	12.725741	14.405526	13.20%	0
2019	10.169009	12.725741	25.14%	0
2018	12.198597	10.169009	-16.64%	961
2017	9.560726	12.198597	27.59%	961
2016	10.282139	9.560726	-7.02%	961
2015	10.141652	10.282139	1.39%	961
2014	11.267727	10.141652	-9.99%	961
2013	8.819461	11.267727	27.76%	961
2012	7.464837	8.819461	18.15%	961
2011	9.200786	7.464837	-18.87%	961
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2020	23.491965	24.493641	4.26%	0
2019	18.131439	23.491965	29.56%	0
2018	21.475018	18.131439	-15.57%	0
2017	18.936694	21.475018	13.40%	0
2016	17.241169	18.936694	9.83%	0
2015	17.710808	17.241169	-2.65%	0
2014	16.211782	17.710808	9.25%	0
2013	12.485363	16.211782	29.85%	0
2012	10.530663	12.485363	18.56%	0
2011	11.009480	10.530663	-4.35%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2020	22.845735	23.773084	4.06%	0
2019	17.650139	22.845735	29.44%	0
2018	20.932891	17.650139	-15.68%	0
2017	18.486170	20.932891	13.24%	0
2016	16.859482	18.486170	9.65%	0
2015	17.346086	16.859482	-2.81%	0
2014	15.906448	17.346086	9.05%	0
2013	12.260485	15.906448	29.74%	0
2012	10.362653	12.260485	18.31%	0
2011	10.848154	10.362653	-4.48%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	28.627559	30.395957	6.18%	0
2019	21.719209	28.627559	31.81%	0
2018	26.770723	21.719209	-18.87%	0
2017	22.878645	26.770723	17.01%	0
2016	21.290630	22.878645	7.46%	0
2015	22.375505	21.290630	-4.85%	0
2014	21.367289	22.375505	4.72%	0
2013	16.688867	21.367289	28.03%	0
2012	13.378405	16.688867	24.74%	0
2011	14.953263	13.378405	-10.53%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	26.344474	27.930855	6.02%	0
2019	20.015781	26.344474	31.62%	0
2018	24.721137	20.015781	-19.03%	0
2017	21.149246	24.721137	16.89%	87
2016	19.718482	21.149246	7.26%	87
2015	20.752283	19.718482	-4.98%	87
2014	19.850572	20.752283	4.54%	87
2013	15.535334	19.850572	27.78%	87
2012	12.457281	15.535334	24.71%	87
2011	13.952671	12.457281	-10.72%	87
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.303784	15.687842	9.68%	0
2019	12.158733	14.303784	17.64%	0
2018	13.712315	12.158733	-11.33%	0
2017	12.475601	13.712315	9.91%	0
2016	11.229923	12.475601	11.09%	0
2015	12.199628	11.229923	-7.95%	0
2014	12.085384	12.199628	0.95%	0
2013	9.948307	12.085384	21.48%	0
2012	8.788696	9.948307	13.19%	0
2011	9.094250	8.788696	-3.36%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2020	31.439065	35.864939	14.08%	0
2019	24.718586	31.439065	27.19%	0
2018	26.468909	24.718586	-6.61%	0
2017	22.314008	26.468909	18.62%	0
2016	19.542440	22.314008	14.18%	0
2015	20.614986	19.542440	-5.20%	0
2014	19.268254	20.614986	6.99%	0
2013	15.094972	19.268254	27.65%	0
2012	13.710797	15.094972	10.10%	0
2011	13.141626	13.710797	4.33%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	16.192410	15.747257	-2.75%	0
2019	14.620684	16.192410	10.75%	0
2018	17.582629	14.620684	-16.85%	0
2017	15.307643	17.582629	14.86%	0
2016	14.508695	15.307643	5.51%	0
2015	15.777557	14.508695	-8.04%	0
2014	18.038925	15.777557	-12.54%	0
2013	14.908925	18.038925	20.99%	0
2012	12.808628	14.908925	16.40%	0
2011	14.571698	12.808628	-12.10%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	25.458255	35.481617	39.37%	0
2019	19.012453	25.458255	33.90%	0
2018	20.157095	19.012453	-5.68%	675
2017	16.166467	20.157095	24.68%	675
2016	16.144712	16.166467	0.13%	675
2015	15.703118	16.144712	2.81%	675
2014	14.790889	15.703118	6.17%	675
2013	10.779702	14.790889	37.21%	675
2012	9.685731	10.779702	11.29%	675
2011	10.541578	9.685731	-8.12%	675
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	24.507577	23.792243	-2.92%	0
2019	19.985009	24.507577	22.63%	0
2018	23.237771	19.985009	-14.00%	0
2017	20.135518	23.237771	15.41%	0
2016	17.535224	20.135518	14.83%	0
2015	19.045619	17.535224	-7.93%	0
2014	17.785995	19.045619	7.08%	0
2013	13.358429	17.785995	33.14%	0
2012	11.444874	13.358429	16.72%	0
2011	11.911271	11.444874	-3.92%	666
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	19.620966	21.925304	11.74%	0
2019	15.500980	19.620966	26.58%	0
2018	17.432788	15.500980	-11.08%	0
2017	15.692852	17.432788	11.09%	0
2016	14.499579	15.692852	8.23%	0
2015	15.677527	14.499579	-7.51%	0
2014	14.769857	15.677527	6.15%	0
2013	11.642730	14.769857	26.86%	0
2012	10.416647	11.642730	11.77%	0
2011	10.619297	10.416647	-1.91%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	18.974149	21.150507	11.47%	0
2019	15.024787	18.974149	26.29%	0
2018	16.937497	15.024787	-11.29%	0
2017	15.287284	16.937497	10.79%	0
2016	14.156266	15.287284	7.99%	0
2015	15.344204	14.156266	-7.74%	0
2014	14.496010	15.344204	5.85%	0
2013	11.454647	14.496010	26.55%	0
2012	10.272605	11.454647	11.51%	0
2011	10.496643	10.272605	-2.13%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020*	10.000000	14.642913	46.43%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.607752	46.08%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	31.940046	40.013561	25.28%	0
2019	24.692765	31.940046	29.35%	0
2018	28.980746	24.692765	-14.80%	0
2017	21.603994	28.980746	34.15%	0
2016	21.992076	21.603994	-1.76%	0
2015	21.556418	21.992076	2.02%	0
2014	21.470596	21.556418	0.40%	0
2013	17.182949	21.470596	24.95%	0
2012	14.437411	17.182949	19.02%	0
2011	16.038749	14.437411	-9.98%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	30.520331	38.144883	24.98%	1
2019	23.655024	30.520331	29.02%	1
2018	27.831139	23.655024	-15.01%	1
2017	20.799607	27.831139	33.81%	1
2016	21.223929	20.799607	-2.00%	1
2015	20.858025	21.223929	1.75%	1
2014	20.823075	20.858025	0.17%	1
2013	16.706203	20.823075	24.64%	0
2012	14.073321	16.706203	18.71%	0
2011	15.674737	14.073321	-10.22%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.717092	10.876519	1.49%	0
2019	9.854439	10.717092	8.75%	0
2018	10.503109	9.854439	-6.18%	0
2017	10.068946	10.503109	4.31%	0
2016	9.629128	10.068946	4.57%	0
2015	10.037539	9.629128	-4.07%	0
2014	9.944445	10.037539	0.94%	0
2013	10.145328	9.944445	-1.98%	0
2012*	10.000000	10.145328	1.45%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	18.226329	18.424333	1.09%	0
2019	16.789137	18.226329	8.56%	0
2018	17.920857	16.789137	-6.32%	0
2017	17.218314	17.920857	4.08%	0
2016	16.507740	17.218314	4.30%	0
2015	17.248723	16.507740	-4.30%	0
2014	17.146635	17.248723	0.60%	0
2013	17.534183	17.146635	-2.21%	9
2012	15.789261	17.534183	11.05%	60
2011	15.982359	15.789261	-1.21%	594

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	25.083655	28.002278	11.64%	0
2019	19.928757	25.083655	25.87%	0
2018	23.948027	19.928757	-16.78%	0
2017	19.880012	23.948027	20.46%	0
2016	20.395794	19.880012	-2.53%	0
2015	21.338491	20.395794	-4.42%	0
2014	21.721220	21.338491	-1.76%	0
2013	18.641319	21.721220	16.52%	0
2012	16.479559	18.641319	13.12%	0
2011	18.051858	16.479559	-8.71%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	25.626465	28.596619	11.59%	0
2019	19.819258	25.626465	29.30%	0
2018	21.974368	19.819258	-9.81%	0
2017	19.194200	21.974368	14.48%	0
2016	17.569843	19.194200	9.25%	0
2015	17.361615	17.569843	1.20%	0
2014	16.022416	17.361615	8.36%	0
2013	12.419682	16.022416	29.01%	25
2012	10.851876	12.419682	14.45%	209
2011	11.090873	10.851876	-2.15%	233
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares - Q/NQ
2020	24.407734	26.171461	7.23%	0
2019	19.850189	24.407734	22.96%	0
2018	22.816387	19.850189	-13.00%	0
2017	20.227483	22.816387	12.80%	0
2016	18.167063	20.227483	11.34%	0
2015	19.286461	18.167063	-5.80%	0
2014	18.815699	19.286461	2.50%	0
2013	14.882019	18.815699	26.43%	0
2012	13.666081	14.882019	8.90%	0
2011	14.871694	13.666081	-8.11%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	35.951116	42.318173	17.71%	0
2019	28.962135	35.951116	24.13%	0
2018	32.908730	28.962135	-11.99%	0
2017	29.369514	32.908730	12.05%	0
2016	25.345756	29.369514	15.88%	0
2015	27.442438	25.345756	-7.64%	0
2014	24.978822	27.442438	9.86%	0
2013	18.047101	24.978822	38.41%	0
2012	15.584767	18.047101	15.80%	0
2011	16.237171	15.584767	-4.02%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	20.587626	24.174606	17.42%	0
2019	16.629715	20.587626	23.80%	0
2018	18.941195	16.629715	-12.20%	0
2017	16.940644	18.941195	11.81%	0
2016	14.667049	16.940644	15.50%	0
2015	15.913265	14.667049	-7.83%	0
2014	14.520851	15.913265	9.59%	0
2013	10.520574	14.520851	38.02%	0
2012	9.109635	10.520574	15.49%	0
2011	9.507561	9.109635	-4.19%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.702863	12.715330	18.80%	0
2019	8.522400	10.702863	25.59%	0
2018	10.794560	8.522400	-21.05%	0
2017	8.697364	10.794560	24.11%	0
2016	9.108170	8.697364	-4.51%	0
2015	9.000321	9.108170	1.20%	0
2014*	10.000000	9.000321	-10.00%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.988706	18.988486	11.77%	0
2019	14.213460	16.988706	19.53%	0
2018	15.315958	14.213460	-7.20%	0
2017	13.193008	15.315958	16.09%	0
2016	13.795294	13.193008	-4.37%	0
2015	15.335356	13.795294	-10.04%	0
2014	16.492857	15.335356	-7.02%	0
2013	13.428712	16.492857	22.82%	0
2012	11.480811	13.428712	16.97%	0
2011	12.605139	11.480811	-8.92%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.187430	9.871410	-3.10%	0
2019	8.785570	10.187430	15.96%	0
2018	10.991955	8.785570	-20.07%	0
2017	8.760664	10.991955	25.47%	0
2016	7.389700	8.760664	18.55%	0
2015	9.417985	7.389700	-21.54%	0
2014*	10.000000	9.417985	-5.82%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	22.985382	30.709065	33.60%	0
2019	16.935772	22.985382	35.72%	0
2018	17.093834	16.935772	-0.92%	730
2017	13.747537	17.093834	24.34%	730
2016	13.387982	13.747537	2.69%	730
2015	13.061402	13.387982	2.50%	730
2014	12.258461	13.061402	6.55%	730
2013	9.101912	12.258461	34.68%	730
2012	7.965647	9.101912	14.26%	730
2011	8.648676	7.965647	-7.90%	1,005
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	31.772454	45.400718	42.89%	0
2019	22.913583	31.772454	38.66%	0
2018	23.755979	22.913583	-3.55%	0
2017	19.157719	23.755979	24.00%	0
2016	17.939371	19.157719	6.79%	0
2015	18.678343	17.939371	-3.96%	0
2014	20.572295	18.678343	-9.21%	0
2013	14.842119	20.572295	38.61%	0
2012	12.508508	14.842119	18.66%	0
2011	14.238026	12.508508	-12.15%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	29.700447	30.089698	1.31%	0
2019	23.365877	29.700447	27.11%	0
2018	26.559635	23.365877	-12.02%	0
2017	23.058429	26.559635	15.18%	0
2016	20.647436	23.058429	11.68%	0
2015	21.234955	20.647436	-2.77%	0
2014	19.632232	21.234955	8.16%	0
2013	14.751243	19.632232	33.09%	200
2012	12.969973	14.751243	13.73%	200
2011	13.275860	12.969973	-2.30%	200
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.134595	24.935218	17.98%	0
2019	17.136775	21.134595	23.33%	0
2018	19.342636	17.136775	-11.40%	0
2017	15.538673	19.342636	24.48%	0
2016	15.245104	15.538673	1.93%	0
2015	14.609121	15.245104	4.35%	0
2014	14.717782	14.609121	-0.74%	0
2013	11.748430	14.717782	25.27%	0
2012	10.325388	11.748430	13.78%	0
2011	10.709979	10.325388	-3.59%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.130631	20.546197	19.94%	0
2019	12.503851	17.130631	37.00%	0
2018	12.667937	12.503851	-1.30%	0
2017	10.074808	12.667937	25.74%	0
2016	9.697648	10.074808	3.89%	0
2015*	10.000000	9.697648	-3.02%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	13.844550	14.614126	5.56%	0
2019	12.752377	13.844550	8.56%	0
2018	13.113488	12.752377	-2.75%	0
2017	12.616279	13.113488	3.94%	0
2016	12.141894	12.616279	3.91%	0
2015	12.474581	12.141894	-2.67%	0
2014	11.815778	12.474581	5.58%	0
2013	12.108751	11.815778	-2.42%	0
2012	11.298831	12.108751	7.17%	0
2011	10.921086	11.298831	3.46%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.808974	18.953396	47.97%	0
2019	9.824290	12.808974	30.38%	0
2018	12.013167	9.824290	-18.22%	0
2017	9.749303	12.013167	23.22%	0
2016	10.184302	9.749303	-4.27%	0
2015	10.444650	10.184302	-2.49%	0
2014	10.787388	10.444650	-3.18%	0
2013	9.077393	10.787388	18.84%	0
2012	8.006280	9.077393	13.38%	0
2011	9.025504	8.006280	-11.29%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.636808	20.486625	9.93%	0
2019	15.720851	18.636808	18.55%	0
2018	16.858262	15.720851	-6.75%	0
2017	14.832538	16.858262	13.66%	0
2016	13.863636	14.832538	6.99%	0
2015	13.987301	13.863636	-0.88%	0
2014	13.573557	13.987301	3.05%	0
2013	11.217368	13.573557	21.00%	0
2012	9.876964	11.217368	13.57%	0
2011	9.970101	9.876964	-0.93%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.651925	12.489192	7.19%	0
2019	10.892983	11.651925	6.97%	0
2018	11.219869	10.892983	-2.91%	0
2017	11.075063	11.219869	1.31%	0
2016	10.991903	11.075063	0.76%	0
2015	11.225029	10.991903	-2.08%	0
2014	10.894232	11.225029	3.04%	0
2013	11.392820	10.894232	-4.38%	0
2012	11.058827	11.392820	3.02%	0
2011	10.656705	11.058827	3.77%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.997756	29.328356	27.53%	0
2019	17.384889	22.997756	32.29%	0
2018	19.557310	17.384889	-11.11%	0
2017	15.213557	19.557310	28.55%	0
2016	15.470543	15.213557	-1.66%	0
2015	14.794166	15.470543	4.57%	0
2014	14.801329	14.794166	-0.05%	0
2013	11.722659	14.801329	26.26%	0
2012	9.783291	11.722659	19.82%	0
2011	10.990536	9.783291	-10.98%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	24.740935	36.788743	48.70%	0
2019	19.347599	24.740935	27.88%	0
2018	19.844631	19.347599	-2.50%	0
2017	15.819977	19.844631	25.44%	0
2016	14.777877	15.819977	7.05%	0
2015	14.147165	14.777877	4.46%	0
2014	13.337885	14.147165	6.07%	0
2013	10.484616	13.337885	27.21%	0
2012	9.099247	10.484616	15.23%	0
2011	9.726409	9.099247	-6.45%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.801053	21.976423	10.99%	0
2019	16.053730	19.801053	23.34%	0
2018	16.723477	16.053730	-4.00%	0
2017	13.973703	16.723477	19.68%	0
2016	12.815446	13.973703	9.04%	0
2015	12.916650	12.815446	-0.78%	0
2014	11.939049	12.916650	8.19%	0
2013	9.148015	11.939049	30.51%	0
2012	7.962252	9.148015	14.89%	0
2011	8.297526	7.962252	-4.04%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	21.603788	23.335754	8.02%	0
2019	17.059802	21.603788	26.64%	0
2018	17.431553	17.059802	-2.13%	0
2017	14.769090	17.431553	18.03%	0
2016	13.536301	14.769090	9.11%	0
2015	13.700761	13.536301	-1.20%	0
2014	12.483860	13.700761	9.75%	0
2013	9.724788	12.483860	28.37%	0
2012	8.703328	9.724788	11.74%	0
2011	8.833634	8.703328	-1.48%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.903001	17.569183	10.48%	0
2019	13.070890	15.903001	21.67%	0
2018	14.922184	13.070890	-12.41%	0
2017	12.690112	14.922184	17.59%	0
2016	11.930791	12.690112	6.36%	0
2015	12.372699	11.930791	-3.57%	0
2014	12.063438	12.372699	2.56%	0
2013	9.492713	12.063438	27.08%	0
2012	8.326964	9.492713	14.00%	0
2011	9.061628	8.326964	-8.11%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.271583	15.363515	7.65%	0
2019	12.515633	14.271583	14.03%	0
2018	13.600705	12.515633	-7.98%	0
2017	12.366016	13.600705	9.98%	0
2016	11.873210	12.366016	4.15%	0
2015	12.226538	11.873210	-2.89%	0
2014	11.943715	12.226538	2.37%	0
2013	10.613196	11.943715	12.54%	0
2012	9.736744	10.613196	9.00%	0
2011	10.055121	9.736744	-3.17%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.369720	16.815228	9.40%	0
2019	13.023395	15.369720	18.02%	0
2018	14.449331	13.023395	-9.87%	0
2017	12.711701	14.449331	13.67%	0
2016	12.067114	12.711701	5.34%	0
2015	12.460139	12.067114	-3.15%	0
2014	12.125412	12.460139	2.76%	0
2013	10.189136	12.125412	19.00%	0
2012	9.135318	10.189136	11.54%	0
2011	9.639496	9.135318	-5.23%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.499253	13.199534	5.60%	0
2019	11.506962	12.499253	8.62%	0
2018	12.038694	11.506962	-4.42%	0
2017	11.531730	12.038694	4.40%	0
2016	11.230442	11.531730	2.68%	0
2015	11.526726	11.230442	-2.57%	0
2014	11.364802	11.526726	1.42%	0
2013	11.034695	11.364802	2.99%	0
2012	10.458904	11.034695	5.51%	0
2011	10.507326	10.458904	-0.46%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.869004	16.153992	8.64%	0
2019	12.822643	14.869004	15.96%	0
2018	14.062253	12.822643	-8.82%	0
2017	12.570532	14.062253	11.87%	0
2016	11.998225	12.570532	4.77%	0
2015	12.356083	11.998225	-2.90%	0
2014	12.038799	12.356083	2.64%	0
2013	10.411868	12.038799	15.63%	0
2012	9.440750	10.411868	10.29%	0
2011	9.848044	9.440750	-4.14%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.622329	17.213228	10.18%	0
2019	13.021865	15.622329	19.97%	0
2018	14.662144	13.021865	-11.19%	0
2017	12.651615	14.662144	15.89%	0
2016	11.979975	12.651615	5.61%	0
2015	12.392648	11.979975	-3.33%	0
2014	12.075388	12.392648	2.63%	0
2013	9.899609	12.075388	21.98%	0
2012	8.802675	9.899609	12.46%	0
2011	9.407764	8.802675	-6.43%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.770803	14.739968	7.04%	0
2019	12.274845	13.770803	12.19%	0
2018	13.133085	12.274845	-6.53%	0
2017	12.176222	13.133085	7.86%	0
2016	11.703158	12.176222	4.04%	0
2015	12.052135	11.703158	-2.90%	0
2014	11.797690	12.052135	2.16%	0
2013	10.805629	11.797690	9.18%	0
2012	10.004897	10.805629	8.00%	0
2011	10.220701	10.004897	-2.11%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.835716	15.315503	3.23%	0
2019	13.437467	14.835716	10.41%	0
2018	16.240280	13.437467	-17.26%	0
2017	13.482476	16.240280	20.45%	0
2016	13.584419	13.482476	-0.75%	0
2015	14.402673	13.584419	-5.68%	0
2014	15.975750	14.402673	-9.85%	0
2013	13.553328	15.975750	17.87%	0
2012	11.549727	13.553328	17.35%	0
2011	13.436871	11.549727	-14.04%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.736369	17.36%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.736879	17.37%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.059674	13.716891	5.03%	0
2019	12.213532	13.059674	6.93%	0
2018	12.497405	12.213532	-2.27%	0
2017	12.196066	12.497405	2.47%	0
2016	11.794737	12.196066	3.40%	0
2015	12.104240	11.794737	-2.56%	0
2014	11.738943	12.104240	3.11%	0
2013	12.193302	11.738943	-3.73%	0
2012	11.529708	12.193302	5.76%	0
2011	11.019685	11.529708	4.63%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.671497	13.279364	4.80%	0
2019	11.877293	12.671497	6.69%	0
2018	12.186237	11.877293	-2.54%	0
2017	11.917211	12.186237	2.26%	0
2016	11.562484	11.917211	3.07%	0
2015	11.885069	11.562484	-2.71%	0
2014	11.567839	11.885069	2.74%	0
2013	12.042223	11.567839	-3.94%	0
2012	11.415554	12.042223	5.49%	0
2011	10.947201	11.415554	4.28%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.515378	14.464567	7.02%	0
2019	12.564684	13.515378	7.57%	0
2018	12.991665	12.564684	-3.29%	0
2017	12.755383	12.991665	1.85%	0
2016	12.575628	12.755383	1.43%	0
2015	12.879285	12.575628	-2.36%	0
2014	12.511292	12.879285	2.94%	0
2013	13.013750	12.511292	-3.86%	0
2012	12.378536	13.013750	5.13%	0
2011	11.892035	12.378536	4.09%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	26.536481	29.430777	10.91%	0
2019	22.041017	26.536481	20.40%	0
2018	27.274357	22.041017	-19.19%	0
2017	19.675914	27.274357	38.62%	0
2016	18.650900	19.675914	5.50%	0
2015	22.685159	18.650900	-17.78%	0
2014	24.517786	22.685159	-7.47%	0
2013	24.873250	24.517786	-1.43%	0
2012	21.662572	24.873250	14.82%	0
2011	28.513610	21.662572	-24.03%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.800846	12.279254	4.05%	0
2020	11.800846	12.279254	4.05%	0
2019	10.478626	11.800846	12.62%	0
2018	11.007353	10.478626	-4.80%	0
2017	10.504448	11.007353	4.79%	0
2016	9.374746	10.504448	12.05%	0
2015	9.807177	9.374746	-4.41%	0
2014*	10.000000	9.807177	-1.93%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	13.268395	13.815095	4.12%	0
2019	12.720837	13.268395	4.30%	0
2018	12.968164	12.720837	-1.91%	472
2017	12.942159	12.968164	0.20%	472
2016	13.088357	12.942159	-1.12%	472
2015	13.349585	13.088357	-1.96%	472
2014	13.006907	13.349585	2.63%	472
2013	13.812257	13.006907	-5.83%	472
2012	13.655819	13.812257	1.15%	472
2011	12.971386	13.655819	5.28%	851

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.734260	8.593545	-1.61%	0
2019	8.743136	8.734260	-0.10%	0
2018	8.786648	8.743136	-0.50%	0
2017	8.914232	8.786648	-1.43%	0
2016	9.081097	8.914232	-1.84%	0
2015	9.252265	9.081097	-1.85%	0
2014	9.426656	9.252265	-1.85%	0
2013	9.604335	9.426656	-1.85%	103
2012	9.785858	9.604335	-1.85%	695
2011	9.969790	9.785858	-1.84%	659
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.833933	10.393766	5.69%	0
2019	8.425698	9.833933	16.71%	0
2018	10.077118	8.425698	-16.39%	0
2017	8.079073	10.077118	24.73%	0
2016	8.179105	8.079073	-1.22%	0
2015	8.610632	8.179105	-5.01%	0
2014	8.836548	8.610632	-2.56%	0
2013	7.658091	8.836548	15.39%	0
2012	6.771668	7.658091	13.09%	0
2011	7.665647	6.771668	-11.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	23.946444	26.515770	10.73%	0
2019	19.718226	23.946444	21.44%	0
2018	22.044010	19.718226	-10.55%	0
2017	18.963400	22.044010	16.25%	0
2016	17.648862	18.963400	7.45%	0
2015	18.162837	17.648862	-2.83%	0
2014	17.626447	18.162837	3.04%	0
2013	14.113096	17.626447	24.89%	789
2012	12.406648	14.113096	13.75%	789
2011	13.157311	12.406648	-5.71%	789
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.745906	19.055979	7.38%	1,268
2019	15.675550	17.745906	13.21%	1,345
2018	16.786754	15.675550	-6.62%	1,415
2017	15.389296	16.786754	9.08%	1,492
2016	14.748986	15.389296	4.34%	1,566
2015	15.053137	14.748986	-2.02%	1,643
2014	14.664468	15.053137	2.65%	1,721
2013	13.172548	14.664468	11.33%	1,799
2012	12.269767	13.172548	7.36%	1,873
2011	12.390907	12.269767	-0.98%	1,948

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.618098	23.683514	9.55%	0
2019	18.363716	21.618098	17.72%	0
2018	20.006375	18.363716	-8.21%	0
2017	17.753329	20.006375	12.69%	0
2016	16.787761	17.753329	5.75%	0
2015	17.195659	16.787761	-2.37%	0
2014	16.651882	17.195659	3.27%	0
2013	14.197850	16.651882	17.28%	0
2012	12.887370	14.197850	10.17%	0
2011	13.253792	12.887370	-2.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.274171	14.950916	4.74%	0
2019	13.277470	14.274171	7.51%	0
2018	13.777584	13.277470	-3.63%	0
2017	13.281787	13.777584	3.73%	0
2016	12.978094	13.281787	2.34%	0
2015	13.187805	12.978094	-1.59%	0
2014	12.933219	13.187805	1.97%	0
2013	12.569656	12.933219	2.89%	0
2012	12.176932	12.569656	3.23%	0
2011	12.052666	12.176932	1.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	19.763010	21.404017	8.30%	577
2019	17.100919	19.763010	15.57%	577
2018	18.474437	17.100919	-7.43%	577
2017	16.667109	18.474437	10.84%	1,817
2016	15.848326	16.667109	5.17%	1,860
2015	16.201293	15.848326	-2.18%	1,860
2014	15.693556	16.201293	3.24%	2,056
2013	13.709718	15.693556	14.47%	2,056
2012	12.605800	13.709718	8.76%	2,056
2011	12.848089	12.605800	-1.89%	2,056
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	22.480941	24.785417	10.25%	555
2020	22.480941	24.785417	10.25%	555
2019	18.800774	22.480941	19.57%	558
2018	20.761356	18.800774	-9.44%	550
2017	18.127993	20.761356	14.53%	542
2016	17.024765	18.127993	6.48%	534
2015	17.473200	17.024765	-2.57%	524
2014	16.961746	17.473200	3.02%	515
2013	14.121337	16.961746	20.11%	505
2012	12.647752	14.121337	11.65%	995
2011	13.165644	12.647752	-3.93%	1,003

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.163615	18.286889	6.54%	703
2019	15.409431	17.163615	11.38%	703
2018	16.310190	15.409431	-5.52%	703
2017	15.215226	16.310190	7.20%	703
2016	14.664889	15.215226	3.75%	703
2015	14.945876	14.664889	-1.88%	703
2014	14.538537	14.945876	2.80%	703
2013	13.405627	14.538537	8.45%	403
2012	12.642463	13.405627	6.04%	403
2011	12.619928	12.642463	0.18%	403
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.836773	27.844823	27.51%	0
2019	17.085345	21.836773	27.81%	0
2018	18.012768	17.085345	-5.15%	0
2017	14.129450	18.012768	27.48%	0
2016	14.114139	14.129450	0.11%	0
2015	13.943797	14.114139	1.22%	0
2014	12.897708	13.943797	8.11%	0
2013	9.776303	12.897708	31.93%	0
2012	8.576687	9.776303	13.99%	0
2011	9.029911	8.576687	-5.02%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	37.854361	44.175425	16.70%	0
2019	28.025622	37.854361	35.07%	0
2018	28.925063	28.025622	-3.11%	0
2017	23.146552	28.925063	24.96%	0
2016	22.755064	23.146552	1.72%	0
2015	22.060434	22.755064	3.15%	0
2014	20.658344	22.060434	6.79%	0
2013	15.396513	20.658344	34.18%	0
2012	13.217593	15.396513	16.48%	0
2011	13.773876	13.217593	-4.04%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	36.857364	42.878291	16.34%	0
2019	27.343759	36.857364	34.79%	0
2018	28.298125	27.343759	-3.37%	0
2017	22.688415	28.298125	24.72%	255
2016	22.371167	22.688415	1.42%	255
2015	21.744225	22.371167	2.88%	255
2014	20.406789	21.744225	6.55%	255
2013	15.255643	20.406789	33.77%	255
2012	13.125810	15.255643	16.23%	255
2011	13.714900	13.125810	-4.30%	255

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	28.434286	28.297067	-0.48%	0
2019	22.868305	28.434286	24.34%	0
2018	25.739490	22.868305	-11.15%	0
2017	24.182718	25.739490	6.44%	0
2016	20.494743	24.182718	17.99%	0
2015	21.851711	20.494743	-6.21%	0
2014	19.711374	21.851711	10.86%	0
2013	15.252060	19.711374	29.24%	0
2012	13.578667	15.252060	12.32%	0
2011	13.767110	13.578667	-1.37%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.783811	17.84%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	34.321555	38.104617	11.02%	0
2019	27.829709	34.321555	23.33%	0
2018	32.000366	27.829709	-13.03%	0
2017	28.158531	32.000366	13.64%	0
2016	23.848930	28.158531	18.07%	0
2015	24.930267	23.848930	-4.34%	0
2014	23.213389	24.930267	7.40%	0
2013	17.776066	23.213389	30.59%	0
2012	15.417903	17.776066	15.29%	0
2011	16.118039	15.417903	-4.34%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	31.565808	34.958416	10.75%	0
2019	25.643731	31.565808	23.09%	0
2018	29.547938	25.643731	-13.21%	0
2017	26.046592	29.547938	13.44%	0
2016	22.110963	26.046592	17.80%	0
2015	23.169986	22.110963	-4.57%	0
2014	21.622652	23.169986	7.16%	0
2013	16.587997	21.622652	30.35%	594
2012	14.411731	16.587997	15.10%	594
2011	15.086929	14.411731	-4.48%	594
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.401615	20.765192	-2.97%	0
2019	17.606500	21.401615	21.56%	0
2018	20.657971	17.606500	-14.77%	0
2017	18.487687	20.657971	11.74%	0
2016	16.017130	18.487687	15.42%	0
2015	16.803960	16.017130	-4.68%	0
2014	14.630542	16.803960	14.86%	0
2013	10.986464	14.630542	33.17%	0
2012	9.621339	10.986464	14.19%	0
2011	10.035290	9.621339	-4.12%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	22.621875	31.199330	37.92%	0
2019	17.025200	22.621875	32.87%	0
2018	18.900993	17.025200	-9.92%	0
2017	15.448614	18.900993	22.35%	0
2016	14.565292	15.448614	6.06%	0
2015	14.761670	14.565292	-1.33%	0
2014	14.667631	14.761670	0.64%	0
2013	10.381298	14.667631	41.29%	0
2012	9.352865	10.381298	11.00%	0
2011	9.611576	9.352865	-2.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	27.371006	28.248818	3.21%	0
2019	23.434222	27.371006	16.80%	0
2018	28.753269	23.434222	-18.50%	0
2017	26.859316	28.753269	7.05%	0
2016	21.729142	26.859316	23.61%	0
2015	23.557531	21.729142	-7.76%	0
2014	22.426728	23.557531	5.04%	0
2013	16.274269	22.426728	37.80%	0
2012	13.766982	16.274269	18.21%	0
2011	14.775164	13.766982	-6.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	24.340820	25.073389	3.01%	0
2019	20.894233	24.340820	16.50%	0
2018	25.689325	20.894233	-18.67%	0
2017	24.065623	25.689325	6.75%	0
2016	19.518424	24.065623	23.30%	0
2015	21.221051	19.518424	-8.02%	0
2014	20.251022	21.221051	4.79%	0
2013	14.734973	20.251022	37.44%	0
2012	12.479393	14.734973	18.07%	0
2011	13.447495	12.479393	-7.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	31.306389	37.699179	20.42%	0
2019	25.385512	31.306389	23.32%	0
2018	29.607584	25.385512	-14.26%	0
2017	26.579126	29.607584	11.39%	0
2016	22.045211	26.579126	20.57%	0
2015	22.834167	22.045211	-3.46%	0
2014	23.076507	22.834167	-1.05%	0
2013	16.685622	23.076507	38.30%	0
2012	14.719014	16.685622	13.36%	0
2011	15.878611	14.719014	-7.30%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	30.714756	36.886220	20.09%	0
2019	24.964275	30.714756	23.03%	0
2018	29.182913	24.964275	-14.46%	0
2017	26.264638	29.182913	11.11%	0
2016	21.835683	26.264638	20.28%	0
2015	22.677059	21.835683	-3.71%	0
2014	22.976789	22.677059	-1.30%	0
2013	16.655589	22.976789	37.95%	0
2012	14.727699	16.655589	13.09%	0
2011	15.929152	14.727699	-7.54%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.669319	21.892523	11.30%	0
2019	15.645707	19.669319	25.72%	0
2018	16.782731	15.645707	-6.77%	0
2017	13.704770	16.782731	22.46%	0
2016	12.296924	13.704770	11.45%	0
2015	12.679965	12.296924	-3.02%	0
2014	12.123743	12.679965	4.59%	0
2013	8.605792	12.123743	40.88%	0
2012	7.504897	8.605792	14.67%	0
2011	8.654916	7.504897	-13.29%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	20.682259	23.011781	11.26%	0
2020	20.682259	23.011781	11.26%	0
2019	16.722852	20.682259	23.68%	0
2018	18.087278	16.722852	-7.54%	0
2017	15.534806	18.087278	16.43%	0
2016	14.373374	15.534806	8.08%	0
2015	14.691880	14.373374	-2.17%	0
2014	13.533837	14.691880	8.56%	0
2013	9.936702	13.533837	36.20%	0
2012	9.080293	9.936702	9.43%	0
2011	9.554930	9.080293	-4.97%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.466209	22.766783	11.24%	0
2019	16.543054	20.466209	23.71%	0
2018	17.908821	16.543054	-7.63%	0
2017	15.414680	17.908821	16.18%	0
2016	14.262614	15.414680	8.08%	0
2015	14.592506	14.262614	-2.26%	0
2014	13.453603	14.592506	8.47%	0
2013	9.893050	13.453603	35.99%	0
2012	9.049793	9.893050	9.32%	0
2011	9.531298	9.049793	-5.05%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.705551	15.462206	-7.44%	0
2019	13.047919	16.705551	28.03%	0
2018	13.857502	13.047919	-5.84%	0
2017	13.300828	13.857502	4.19%	0
2016	12.643357	13.300828	5.20%	0
2015	13.654599	12.643357	-7.41%	0
2014	10.817384	13.654599	26.23%	0
2013	10.731513	10.817384	0.80%	0
2012	9.460182	10.731513	13.44%	0
2011	9.080691	9.460182	4.18%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.245626	32.46%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020*	10.000000	13.224999	32.25%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.076905	10.170576	0.93%	0
2019	9.863682	10.076905	2.16%	0
2018	9.968850	9.863682	-1.05%	0
2017	9.998329	9.968850	-0.29%	0
2016	9.938624	9.998329	0.60%	0
2015	10.160615	9.938624	-2.18%	0
2014	10.301244	10.160615	-1.37%	0
2013	10.484347	10.301244	-1.75%	0
2012	10.318874	10.484347	1.60%	0
2011	10.378124	10.318874	-0.57%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.814358	34.364370	57.53%	0
2019	16.242192	21.814358	34.31%	0
2018	17.805065	16.242192	-8.78%	0
2017	14.224628	17.805065	25.17%	0
2016	13.664533	14.224628	4.10%	0
2015	13.970409	13.664533	-2.19%	0
2014	13.723288	13.970409	1.80%	0
2013	10.087466	13.723288	36.04%	0
2012	8.965139	10.087466	12.52%	0
2011	9.559284	8.965139	-6.22%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	27.275546	32.008022	17.35%	0
2019	22.075369	27.275546	23.56%	0
2018	23.860102	22.075369	-7.48%	0
2017	20.525692	23.860102	16.25%	0
2016	19.034305	20.525692	7.84%	0
2015	19.483414	19.034305	-2.31%	0
2014	17.983608	19.483414	8.34%	0
2013	13.315367	17.983608	35.06%	0
2012	12.224714	13.315367	8.92%	0
2011	12.850531	12.224714	-4.87%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.656447	12.193586	4.61%	0
2019	10.358387	11.656447	12.53%	0
2018	11.089838	10.358387	-6.60%	0
2017	10.291736	11.089838	7.75%	0
2016	9.261460	10.291736	11.12%	0
2015	9.664615	9.261460	-4.17%	0
2014*	10.000000	9.664615	-3.35%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.399014	12.381040	8.62%	0
2019	10.862455	11.399014	4.94%	0
2018	11.538343	10.862455	-5.86%	0
2017	10.615663	11.538343	8.69%	0
2016	10.510045	10.615663	1.00%	0
2015	11.535888	10.510045	-8.89%	0
2014	11.718051	11.535888	-1.55%	0
2013	12.778050	11.718051	-8.30%	0
2012	12.372183	12.778050	3.28%	0
2011	11.626247	12.372183	6.42%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.944996	11.052928	0.99%	0
2019	10.730257	10.944996	2.00%	0
2018	10.907757	10.730257	-1.63%	0
2017	10.975355	10.907757	-0.62%	0
2016	11.037614	10.975355	-0.56%	0
2015	11.222225	11.037614	-1.65%	0
2014	11.348829	11.222225	-1.12%	0
2013	11.589647	11.348829	-2.08%	0
2012	11.166580	11.589647	3.79%	0
2011	11.262962	11.166580	-0.86%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.872826	24.332819	36.14%	0
2019	13.316741	17.872826	34.21%	0
2018	13.253752	13.316741	0.48%	0
2017	10.315049	13.253752	28.49%	0
2016*	10.000000	10.315049	3.15%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	15.887539	17.479709	10.02%	0
2019	12.933752	15.887539	22.84%	0
2018	16.293302	12.933752	-20.62%	0
2017	13.113751	16.293302	24.25%	0
2016	13.696281	13.113751	-4.25%	0
2015	13.934931	13.696281	-1.71%	0
2014	15.229878	13.934931	-8.50%	0
2013	12.115800	15.229878	25.70%	0
2012	10.125541	12.115800	19.66%	0
2011	12.419282	10.125541	-18.47%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.900198	13.396191	3.84%	0
2019	10.078865	12.900198	27.99%	0
2018	11.222596	10.078865	-10.19%	0
2017*	10.000000	11.222596	12.23%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2020	24.754350	25.259178	2.04%	0
2019	20.299959	24.754350	21.94%	0
2018	25.832836	20.299959	-21.42%	0
2017	24.397850	25.832836	5.88%	0
2016	19.496176	24.397850	25.14%	0
2015	20.743028	19.496176	-6.01%	0
2014	20.432382	20.743028	1.52%	0
2013	14.911276	20.432382	37.03%	0
2012	12.931567	14.911276	15.31%	0
2011	13.828455	12.931567	-6.49%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.584762	6.513462	16.63%	0
2019	5.101053	5.584762	9.48%	0
2018	7.261819	5.101053	-29.76%	0
2017	7.547087	7.261819	-3.78%	0
2016	5.361384	7.547087	40.77%	0
2015	8.230100	5.361384	-34.86%	0
2014	10.396890	8.230100	-20.84%	0
2013	9.604073	10.396890	8.26%	0
2012*	10.000000	9.604073	-3.96%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.740702	6.711357	16.91%	0
2019	5.228353	5.740702	9.80%	0
2018	7.427986	5.228353	-29.61%	0
2017	7.698317	7.427986	-3.51%	0
2016	5.457503	7.698317	41.06%	0
2015	8.355084	5.457503	-34.68%	0
2014	10.523064	8.355084	-20.60%	0
2013	9.699657	10.523064	8.49%	0
2012*	10.000000	9.699657	-3.00%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	34.649290	53.660757	54.87%	0
2019	28.280569	34.649290	22.52%	0
2018	28.444407	28.280569	-0.58%	0
2017	23.025024	28.444407	23.54%	0
2016	21.771254	23.025024	5.76%	0
2015	22.840053	21.771254	-4.68%	0
2014	23.715980	22.840053	-3.69%	0
2013	16.083743	23.715980	47.45%	0
2012	15.191876	16.083743	5.87%	0
2011	16.223425	15.191876	-6.36%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	24.929755	25.060780	0.53%	0
2019	20.558429	24.929755	21.26%	0
2018	22.259979	20.558429	-7.64%	0
2017	19.131784	22.259979	16.35%	0
2016	17.557588	19.131784	8.97%	0
2015	17.645896	17.557588	-0.50%	0
2014	16.458593	17.645896	7.21%	0
2013	12.465172	16.458593	32.04%	0
2012	10.838162	12.465172	15.01%	0
2011	10.415377	10.838162	4.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	15.944494	15.987356	0.27%	0
2019	13.916734	15.944494	14.57%	0
2018	18.420570	13.916734	-24.45%	0
2017	15.009585	18.420570	22.73%	0
2016	15.422590	15.009585	-2.68%	0
2015	15.352649	15.422590	0.46%	0
2014	16.731009	15.352649	-8.24%	0
2013	13.896378	16.731009	20.40%	0
2012	12.405277	13.896378	12.02%	0
2011	15.696384	12.405277	-20.97%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	30.091516	39.895535	32.58%	0
2019	22.829180	30.091516	31.81%	0
2018	22.745575	22.829180	0.37%	0
2017	17.607733	22.745575	29.18%	0
2016	17.534975	17.607733	0.41%	0
2015	16.124273	17.534975	8.75%	0
2014	14.438290	16.124273	11.68%	0
2013	10.743000	14.438290	34.40%	0
2012	9.430989	10.743000	13.91%	0
2011	9.938551	9.430989	-5.58%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	34.220266	34.595033	1.10%	0
2019	29.092856	34.220266	17.62%	0
2018	35.015516	29.092856	-16.91%	0
2017	31.627548	35.015516	10.71%	0
2016	25.833542	31.627548	22.43%	0
2015	27.923966	25.833542	-7.49%	0
2014	26.127441	27.923966	6.88%	0
2013	19.350569	26.127441	35.02%	0
2012	16.650921	19.350569	16.21%	0
2011	18.574346	16.650921	-10.36%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.119964	20.272766	18.42%	0
2019	14.820135	17.119964	15.52%	0
2018	16.347798	14.820135	-9.34%	0
2017	14.654597	16.347798	11.55%	0
2016	14.390085	14.654597	1.84%	0
2015	14.817145	14.390085	-2.88%	0
2014	14.817822	14.817145	0.00%	0
2013	13.201631	14.817822	12.24%	0
2012	12.238163	13.201631	7.87%	0
2011	12.945958	12.238163	-5.47%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.864250	13.609918	5.80%	0
2019	10.941037	12.864250	17.58%	0
2018	13.229336	10.941037	-17.30%	0
2017	11.721781	13.229336	12.86%	0
2016	10.371492	11.721781	13.02%	0
2015	10.845273	10.371492	-4.37%	0
2014*	10.000000	10.845273	8.45%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	34.658074	37.616298	8.54%	0
2019	28.908011	34.658074	19.89%	0
2018	32.377260	28.908011	-10.72%	0
2017	29.360801	32.377260	10.27%	0
2016	23.803747	29.360801	23.35%	0
2015	24.843559	23.803747	-4.19%	0
2014	24.090919	24.843559	3.12%	0
2013	17.451764	24.090919	38.04%	0
2012	15.370888	17.451764	13.54%	0
2011	15.580309	15.370888	-1.34%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	30.419365	35.215357	15.77%	0
2019	23.637373	30.419365	28.69%	0
2018	25.269147	23.637373	-6.46%	0
2017	21.192289	25.269147	19.24%	0
2016	19.337692	21.192289	9.59%	0
2015	19.496372	19.337692	-0.81%	0
2014	17.521751	19.496372	11.27%	0
2013	13.528177	17.521751	29.52%	0
2012	11.915535	13.528177	13.53%	0
2011	11.921977	11.915535	-0.05%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	33.246215	38.391708	15.48%	0
2019	25.901307	33.246215	28.36%	0
2018	27.753169	25.901307	-6.67%	0
2017	23.338405	27.753169	18.92%	0
2016	21.346821	23.338405	9.33%	0
2015	21.572926	21.346821	-1.05%	0
2014	19.442890	21.572926	10.96%	0
2013	15.048200	19.442890	29.20%	0
2012	13.284611	15.048200	13.28%	0
2011	13.325438	13.284611	-0.31%	0
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	25.611206	31.190871	21.79%	0
2019	19.430936	25.611206	31.81%	0
2018	20.721623	19.430936	-6.23%	0
2017	18.313574	20.721623	13.15%	0
2016	16.912836	18.313574	8.28%	0
2015	17.809385	16.912836	-5.03%	0
2014	16.001639	17.809385	11.30%	0
2013	12.141504	16.001639	31.79%	0
2012	11.053560	12.141504	9.84%	0
2011	11.166561	11.053560	-1.01%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.706188	10.712744	0.06%	0
2019	10.192073	10.706188	5.04%	0
2018	10.399499	10.192073	-1.99%	0
2017	10.247596	10.399499	1.48%	0
2016	9.587812	10.247596	6.88%	0
2015	9.871455	9.587812	-2.87%	0
2014*	10.000000	9.871455	-1.29%	0
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	24.677627	25.530366	3.46%	0
2019	22.041296	24.677627	11.96%	0
2018	23.268771	22.041296	-5.28%	0
2017	22.257435	23.268771	4.54%	0
2016	19.809283	22.257435	12.36%	0
2015	20.758130	19.809283	-4.57%	0
2014	20.660068	20.758130	0.47%	0
2013	19.732366	20.660068	4.70%	0
2012	17.597879	19.732366	12.13%	0
2011	17.096300	17.597879	2.93%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.627106	10.498854	-1.21%	0
2019	9.033799	10.627106	17.64%	0
2018*	10.000000	9.033799	-9.66%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	15.338950	16.269287	6.07%	0
2019	14.286818	15.338950	7.36%	0
2018	14.651929	14.286818	-2.49%	0
2017	14.355585	14.651929	2.06%	0
2016	14.093865	14.355585	1.86%	0
2015	14.401919	14.093865	-2.14%	0
2014	14.144335	14.401919	1.82%	0
2013	14.270587	14.144335	-0.88%	0
2012	13.258637	14.270587	7.63%	0
2011	13.214430	13.258637	0.33%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	14.837122	15.699281	5.81%	0
2019	13.854139	14.837122	7.10%	0
2018	14.235480	13.854139	-2.68%	0
2017	13.986034	14.235480	1.78%	0
2016	13.769849	13.986034	1.57%	0
2015	14.098497	13.769849	-2.33%	0
2014	13.883842	14.098497	1.55%	0
2013	14.047322	13.883842	-1.16%	0
2012	13.084085	14.047322	7.36%	0
2011	13.076535	13.084085	0.06%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ
2020	16.396214	18.843998	14.93%	0
2019	13.626454	16.396214	20.33%	0
2018	15.059640	13.626454	-9.52%	0
2017	12.932486	15.059640	16.45%	0
2016	12.880525	12.932486	0.40%	0
2015	13.133948	12.880525	-1.93%	0
2014	12.660317	13.133948	3.74%	0
2013	10.548991	12.660317	20.01%	0
2012	9.323852	10.548991	13.14%	0
2011	10.139272	9.323852	-8.04%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ
2020	14.841234	17.027096	14.73%	0
2019	12.350403	14.841234	20.17%	0
2018	13.668328	12.350403	-9.64%	0
2017	11.758038	13.668328	16.25%	0
2016	11.729914	11.758038	0.24%	0
2015	11.979245	11.729914	-2.08%	0
2014	11.568792	11.979245	3.55%	0
2013	9.659243	11.568792	19.77%	0
2012	8.553929	9.659243	12.92%	0
2011	9.321450	8.553929	-8.23%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2020	17.634282	19.848911	12.56%	0
2019	15.213150	17.634282	15.91%	0
2018	16.401517	15.213150	-7.25%	0
2017	14.672755	16.401517	11.78%	0
2016	14.519198	14.672755	1.06%	0
2015	14.796671	14.519198	-1.88%	0
2014	14.271815	14.796671	3.68%	0
2013	12.592309	14.271815	13.34%	0
2012	11.418006	12.592309	10.28%	0
2011	11.960189	11.418006	-4.53%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	16.271289	18.282367	12.36%	0
2019	14.054796	16.271289	15.77%	0
2018	15.180896	14.054796	-7.42%	0
2017	13.604395	15.180896	11.59%	0
2016	13.484260	13.604395	0.89%	0
2015	13.753723	13.484260	-1.96%	0
2014	13.284365	13.753723	3.53%	0
2013	11.740672	13.284365	13.15%	0
2012	10.663831	11.740672	10.10%	0
2011	11.184884	10.663831	-4.66%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2020	21.094669	25.313502	20.00%	0
2019	17.299173	21.094669	21.94%	0
2018	18.422522	17.299173	-6.10%	0
2017	16.153870	18.422522	14.04%	0
2016	15.365992	16.153870	5.13%	0
2015	15.584527	15.365992	-1.40%	0
2014	14.430201	15.584527	8.00%	0
2013	12.309382	14.430201	17.23%	0
2012	10.916102	12.309382	12.76%	0
2011	11.564053	10.916102	-5.60%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	21.508591	25.768883	19.81%	0
2019	17.665122	21.508591	21.76%	0
2018	18.846190	17.665122	-6.27%	0
2017	16.543846	18.846190	13.92%	0
2016	15.763262	16.543846	4.95%	0
2015	16.010881	15.763262	-1.55%	0
2014	14.834708	16.010881	7.93%	0
2013	12.677406	14.834708	17.02%	0
2012	11.255399	12.677406	12.63%	0
2011	11.929364	11.255399	-5.65%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2020	20.559343	26.920978	30.94%	0
2019	16.126370	20.559343	27.49%	0
2018	17.300804	16.126370	-6.79%	0
2017	14.249154	17.300804	21.42%	0
2016	14.134768	14.249154	0.81%	0
2015	14.243746	14.134768	-0.77%	0
2014	13.094299	14.243746	8.78%	0
2013	9.645030	13.094299	35.76%	0
2012	8.019363	9.645030	20.27%	0
2011	8.399895	8.019363	-4.53%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	19.949544	26.095868	30.81%	0
2019	15.664396	19.949544	27.36%	0
2018	16.839911	15.664396	-6.98%	0
2017	13.898618	16.839911	21.16%	0
2016	13.800092	13.898618	0.71%	0
2015	13.924743	13.800092	-0.90%	0
2014	12.827117	13.924743	8.56%	0
2013	9.457585	12.827117	35.63%	0
2012	7.886559	9.457585	19.92%	0
2011	8.267853	7.886559	-4.61%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	21.172163	22.129389	4.52%	0
2019	16.950471	21.172163	24.91%	0
2018	18.865471	16.950471	-10.15%	0
2017	17.046967	18.865471	10.67%	0
2016	14.737707	17.046967	15.67%	0
2015	15.663612	14.737707	-5.91%	0
2014	14.696251	15.663612	6.58%	0
2013	11.702615	14.696251	25.58%	0
2012	10.180053	11.702615	14.96%	0
2011	10.288462	10.180053	-1.05%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	22.494928	23.488780	4.42%	0
2019	18.040339	22.494928	24.69%	0
2018	20.108563	18.040339	-10.29%	0
2017	18.195146	20.108563	10.52%	0
2016	15.756230	18.195146	15.48%	0
2015	16.772306	15.756230	-6.06%	0
2014	15.760713	16.772306	6.42%	0
2013	12.568365	15.760713	25.40%	0
2012	10.945550	12.568365	14.83%	0
2011	11.084538	10.945550	-1.25%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2020	9.946302	9.788534	-1.59%	0
2019	9.937846	9.946302	0.09%	0
2018	9.967344	9.937846	-0.30%	0
2017	10.091273	9.967344	-1.23%	0
2016	10.265201	10.091273	-1.69%	0
2015	10.461077	10.265201	-1.87%	0
2014	10.662624	10.461077	-1.89%	0
2013	10.865981	10.662624	-1.87%	0
2012	11.061967	10.865981	-1.77%	0
2011	11.263329	11.061967	-1.79%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2020	20.841490	22.027065	5.69%	0
2019	16.349634	20.841490	27.47%	0
2018	18.331723	16.349634	-10.81%	0
2017	16.001795	18.331723	14.56%	0
2016	14.067781	16.001795	13.75%	0
2015	14.685502	14.067781	-4.21%	0
2014	13.561354	14.685502	8.29%	0
2013	10.358069	13.561354	30.93%	0
2012	8.918065	10.358069	16.15%	0
2011	8.949519	8.918065	-0.35%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	20.901227	22.061179	5.55%	0
2019	16.429593	20.901227	27.22%	0
2018	18.445262	16.429593	-10.93%	0
2017	16.123096	18.445262	14.40%	0
2016	14.191038	16.123096	13.61%	0
2015	14.842691	14.191038	-4.39%	0
2014	13.726293	14.842691	8.13%	0
2013	10.500642	13.726293	30.72%	0
2012	9.052602	10.500642	16.00%	0
2011	9.103861	9.052602	-0.56%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	23.845473	33.626999	41.02%	0
2019	18.114760	23.845473	31.64%	0
2018	18.518650	18.114760	-2.18%	0
2017	13.982005	18.518650	32.45%	0
2016	14.151083	13.982005	-1.19%	0
2015	13.474820	14.151083	5.02%	0
2014	12.353638	13.474820	9.08%	0
2013	9.245553	12.353638	33.62%	0
2012	8.228190	9.245553	12.36%	0
2011	8.375392	8.228190	-1.76%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	18.175231	25.595123	40.82%	0
2019	13.828685	18.175231	31.43%	0
2018	14.159274	13.828685	-2.33%	0
2017	10.705355	14.159274	32.26%	0
2016	10.852443	10.705355	-1.36%	0
2015	10.348157	10.852443	4.87%	0
2014	9.502113	10.348157	8.90%	0
2013	7.122076	9.502113	33.42%	0
2012	6.346284	7.122076	12.22%	0
2011	6.471051	6.346284	-1.93%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	15.373682	15.481068	0.70%	0
2019	13.636762	15.373682	12.74%	0
2018	14.421611	13.636762	-5.44%	0
2017	13.729328	14.421611	5.04%	0
2016	12.235874	13.729328	12.21%	0
2015	12.959613	12.235874	-5.58%	0
2014	13.070168	12.959613	-0.85%	0
2013	12.584133	13.070168	3.86%	0
2012	11.233700	12.584133	12.02%	0
2011	11.018183	11.233700	1.96%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	16.296791	16.374565	0.48%	0
2019	14.474585	16.296791	12.59%	0
2018	15.311839	14.474585	-5.47%	0
2017	14.598305	15.311839	4.89%	0
2016	13.033486	14.598305	12.01%	0
2015	13.820210	13.033486	-5.69%	0
2014	13.961635	13.820210	-1.01%	0
2013	13.464771	13.961635	3.69%	0
2012	12.043525	13.464771	11.80%	0
2011	11.836390	12.043525	1.75%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2020	23.333381	27.065139	15.99%	0
2019	18.108151	23.333381	28.86%	0
2018	19.329081	18.108151	-6.32%	0
2017	16.187423	19.329081	19.41%	0
2016	14.750621	16.187423	9.74%	0
2015	14.838320	14.750621	-0.59%	0
2014	13.318320	14.838320	11.41%	0
2013	10.266019	13.318320	29.73%	0
2012	9.028385	10.266019	13.71%	0
2011	9.018991	9.028385	0.10%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2020	18.274000	19.610996	7.32%	0
2019	16.985965	18.274000	7.58%	0
2018	17.409141	16.985965	-2.43%	0
2017	17.027367	17.409141	2.24%	0
2016	16.570544	17.027367	2.76%	0
2015	16.992655	16.570544	-2.48%	0
2014	16.367868	16.992655	3.82%	0
2013	16.986862	16.367868	-3.64%	0
2012	16.352181	16.986862	3.88%	0
2011	15.529112	16.352181	5.30%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	64.015050	74.127151	15.80%	0
2019	52.902928	64.015050	21.00%	0
2018	63.183669	52.902928	-16.27%	0
2017	53.356734	63.183669	18.42%	0
2016	48.511249	53.356734	9.99%	0
2015	50.203890	48.511249	-3.37%	0
2014	48.190294	50.203890	4.18%	0
2013	36.103340	48.190294	33.48%	0
2012	32.073254	36.103340	12.57%	0
2011	36.617714	32.073254	-12.41%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	39.278013	45.416401	15.63%	0
2019	32.506249	39.278013	20.83%	0
2018	38.883808	32.506249	-16.40%	0
2017	32.881693	38.883808	18.25%	0
2016	29.946220	32.881693	9.80%	0
2015	31.031704	29.946220	-3.50%	0
2014	29.833302	31.031704	4.02%	0
2013	22.382335	29.833302	33.29%	0
2012	19.916481	22.382335	12.38%	0
2011	22.773080	19.916481	-12.54%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	16.016087	18.146212	13.30%	0
2019	12.787453	16.016087	25.25%	0
2018	15.316475	12.787453	-16.51%	0
2017	11.999795	15.316475	27.64%	0
2016	12.891844	11.999795	-6.92%	0
2015	12.698348	12.891844	1.52%	0
2014	14.094594	12.698348	-9.91%	0
2013	11.019911	14.094594	27.90%	0
2012	9.319464	11.019911	18.25%	0
2011	11.477051	9.319464	-18.80%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	12.598775	14.254530	13.14%	0
2019	10.072682	12.598775	25.08%	0
2018	12.089248	10.072682	-16.68%	0
2017	9.479836	12.089248	27.53%	0
2016	10.200335	9.479836	-7.06%	0
2015	10.066090	10.200335	1.33%	0
2014	11.189469	10.066090	-10.04%	0
2013	8.762667	11.189469	27.69%	0
2012	7.420562	8.762667	18.09%	0
2011	9.150884	7.420562	-18.91%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2020	23.270527	24.250394	4.21%	0
2019	17.969672	23.270527	29.50%	0
2018	21.294348	17.969672	-15.61%	0
2017	18.786909	21.294348	13.35%	0
2016	17.113492	18.786909	9.78%	0
2015	17.588620	17.113492	-2.70%	0
2014	16.108134	17.588620	9.19%	0
2013	12.411859	16.108134	29.78%	0
2012	10.474020	12.411859	18.50%	0
2011	10.955841	10.474020	-4.40%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2020	22.630385	23.536990	4.01%	0
2019	17.492665	22.630385	29.37%	0
2018	20.756762	17.492665	-15.73%	0
2017	18.339944	20.756762	13.18%	0
2016	16.734628	18.339944	9.59%	0
2015	17.226406	16.734628	-2.85%	0
2014	15.804759	17.226406	9.00%	0
2013	12.188309	15.804759	29.67%	0
2012	10.306914	12.188309	18.25%	0
2011	10.795290	10.306914	-4.52%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	28.372192	30.109459	6.12%	0
2019	21.536429	28.372192	31.74%	0
2018	26.559043	21.536429	-18.91%	0
2017	22.709270	26.559043	16.95%	0
2016	21.143753	22.709270	7.40%	0
2015	22.232484	21.143753	-4.90%	0
2014	21.241542	22.232484	4.67%	0
2013	16.599099	21.241542	27.97%	0
2012	13.313250	16.599099	24.68%	0
2011	14.888003	13.313250	-10.58%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	26.108271	27.666321	5.97%	0
2019	19.846424	26.108271	31.55%	0
2018	24.524531	19.846424	-19.08%	0
2017	20.991705	24.524531	16.83%	0
2016	19.581558	20.991705	7.20%	0
2015	20.618685	19.581558	-5.03%	0
2014	19.732836	20.618685	4.49%	0
2013	15.451052	19.732836	27.71%	0
2012	12.396020	15.451052	24.65%	0
2011	13.891135	12.396020	-10.76%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.219005	15.586913	9.62%	0
2019	12.092829	14.219005	17.58%	0
2018	13.644986	12.092829	-11.38%	0
2017	12.420657	13.644986	9.86%	0
2016	11.186147	12.420657	11.04%	0
2015	12.158272	11.186147	-8.00%	0
2014	12.050561	12.158272	0.89%	0
2013	9.924693	12.050561	21.42%	0
2012	8.772303	9.924693	13.14%	0
2011	9.081905	8.772303	-3.41%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2020	31.158743	35.527044	14.02%	0
2019	24.510670	31.158743	27.12%	0
2018	26.259732	24.510670	-6.66%	0
2017	22.148910	26.259732	18.56%	0
2016	19.407704	22.148910	14.12%	0
2015	20.483297	19.407704	-5.25%	0
2014	19.154931	20.483297	6.93%	0
2013	15.013828	19.154931	27.58%	0
2012	13.644063	15.013828	10.04%	0
2011	13.084309	13.644063	4.28%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	16.048017	15.598868	-2.80%	0
2019	14.497701	16.048017	10.69%	0
2018	17.443677	14.497701	-16.89%	0
2017	15.194377	17.443677	14.80%	0
2016	14.408647	15.194377	5.45%	0
2015	15.676758	14.408647	-8.09%	0
2014	17.932819	15.676758	-12.58%	0
2013	14.828775	17.932819	20.93%	0
2012	12.746287	14.828775	16.34%	0
2011	14.508160	12.746287	-12.14%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	25.227271	35.141793	39.30%	0
2019	18.849554	25.227271	33.83%	0
2018	19.994635	18.849554	-5.73%	0
2017	16.044315	19.994635	24.62%	0
2016	16.030877	16.044315	0.08%	0
2015	15.600345	16.030877	2.76%	0
2014	14.701571	15.600345	6.11%	0
2013	10.720067	14.701571	37.14%	0
2012	9.637077	10.720067	11.24%	0
2011	10.493962	9.637077	-8.17%	0
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	24.285321	23.564472	-2.97%	0
2019	19.813865	24.285321	22.57%	0
2018	23.050591	19.813865	-14.04%	0
2017	19.983474	23.050591	15.35%	0
2016	17.411669	19.983474	14.77%	0
2015	18.921056	17.411669	-7.98%	0
2014	17.678680	18.921056	7.03%	0
2013	13.284580	17.678680	33.08%	0
2012	11.387423	13.284580	16.66%	0
2011	11.857505	11.387423	-3.96%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	19.484722	21.761974	11.69%	0
2019	15.401190	19.484722	26.51%	0
2018	17.329451	15.401190	-11.13%	0
2017	15.607754	17.329451	11.03%	0
2016	14.428290	15.607754	8.17%	0
2015	15.608405	14.428290	-7.56%	0
2014	14.712232	15.608405	6.09%	0
2013	11.603213	14.712232	26.79%	0
2012	10.386583	11.603213	11.71%	0
2011	10.594026	10.386583	-1.96%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	18.842318	20.992850	11.41%	0
2019	14.927995	18.842318	26.22%	0
2018	16.837011	14.927995	-11.34%	0
2017	15.204298	16.837011	10.74%	0
2016	14.086568	15.204298	7.93%	0
2015	15.276447	14.086568	-7.79%	0
2014	14.439358	15.276447	5.80%	0
2013	11.415701	14.439358	26.49%	0
2012	10.242914	11.415701	11.45%	0
2011	10.471637	10.242914	-2.18%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020*	10.000000	14.637925	46.38%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.602779	46.03%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	31.655098	39.636379	25.21%	0
2019	24.484937	31.655098	29.28%	0
2018	28.751585	24.484937	-14.84%	0
2017	21.444049	28.751585	34.08%	0
2016	21.840349	21.444049	-1.81%	0
2015	21.418610	21.840349	1.97%	0
2014	21.344207	21.418610	0.35%	0
2013	17.090511	21.344207	24.89%	0
2012	14.367077	17.090511	18.96%	0
2011	15.968736	14.367077	-10.03%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	30.243495	37.779635	24.92%	0
2019	23.452402	30.243495	28.96%	0
2018	27.606909	23.452402	-15.05%	0
2017	20.642509	27.606909	33.74%	0
2016	21.074326	20.642509	-2.05%	0
2015	20.721545	21.074326	1.70%	0
2014	20.697362	20.721545	0.12%	0
2013	16.613805	20.697362	24.58%	0
2012	14.002633	16.613805	18.65%	0
2011	15.603954	14.002633	-10.26%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.677951	10.831269	1.44%	0
2019	9.823451	10.677951	8.70%	0
2018	10.475452	9.823451	-6.22%	0
2017	10.047532	10.475452	4.26%	0
2016	9.613540	10.047532	4.51%	0
2015	10.026406	9.613540	-4.12%	0
2014	9.938475	10.026406	0.88%	0
2013	10.144395	9.938475	-2.03%	0
2012*	10.000000	10.144395	1.44%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	18.061100	18.248008	1.03%	0
2019	16.645403	18.061100	8.51%	0
2018	17.776546	16.645403	-6.36%	0
2017	17.088341	17.776546	4.03%	0
2016	16.391452	17.088341	4.25%	0
2015	17.135943	16.391452	-4.34%	0
2014	17.043206	17.135943	0.54%	0
2013	17.437308	17.043206	-2.26%	0
2012	15.710053	17.437308	10.99%	0
2011	15.910263	15.710053	-1.26%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	24.856250	27.734284	11.58%	0
2019	19.758155	24.856250	25.80%	0
2018	23.755202	19.758155	-16.83%	0
2017	19.729954	23.755202	20.40%	0
2016	20.252127	19.729954	-2.58%	0
2015	21.198992	20.252127	-4.47%	0
2014	21.590227	21.198992	-1.81%	0
2013	18.538334	21.590227	16.46%	0
2012	16.396879	18.538334	13.06%	0
2011	17.970431	16.396879	-8.76%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	25.394034	28.322818	11.53%	0
2019	19.649504	25.394034	29.23%	0
2018	21.797324	19.649504	-9.85%	0
2017	19.049236	21.797324	14.43%	0
2016	17.446005	19.049236	9.19%	0
2015	17.248033	17.446005	1.15%	0
2014	15.925711	17.248033	8.30%	0
2013	12.351017	15.925711	28.94%	0
2012	10.797394	12.351017	14.39%	0
2011	11.040812	10.797394	-2.20%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares - Q/NQ
2020	24.190111	25.924898	7.17%	0
2019	19.683226	24.190111	22.90%	0
2018	22.636079	19.683226	-13.04%	0
2017	20.077835	22.636079	12.74%	0
2016	18.041829	20.077835	11.28%	0
2015	19.163279	18.041829	-5.85%	0
2014	18.705053	19.163279	2.45%	0
2013	14.802035	18.705053	26.37%	0
2012	13.599573	14.802035	8.84%	0
2011	14.806847	13.599573	-8.15%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	35.630563	41.919485	17.65%	0
2019	28.718519	35.630563	24.07%	0
2018	32.648660	28.718519	-12.04%	0
2017	29.152210	32.648660	11.99%	0
2016	25.171009	29.152210	15.82%	0
2015	27.267137	25.171009	-7.69%	0
2014	24.831897	27.267137	9.81%	0
2013	17.950085	24.831897	38.34%	0
2012	15.508906	17.950085	15.74%	0
2011	16.166352	15.508906	-4.07%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	20.444704	23.994544	17.36%	0
2019	16.522682	20.444704	23.74%	0
2018	18.828938	16.522682	-12.25%	0
2017	16.848798	18.828938	11.75%	0
2016	14.594934	16.848798	15.44%	0
2015	15.843094	14.594934	-7.88%	0
2014	14.464195	15.843094	9.53%	0
2013	10.484865	14.464195	37.95%	0
2012	9.083353	10.484865	15.43%	0
2011	9.484961	9.083353	-4.23%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.671991	12.672194	18.74%	0
2019	8.502145	10.671991	25.52%	0
2018	10.774438	8.502145	-21.09%	0
2017	8.685556	10.774438	24.05%	0
2016	9.100433	8.685556	-4.56%	0
2015	8.997256	9.100433	1.15%	0
2014*	10.000000	8.997256	-10.03%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.896571	18.875896	11.71%	0
2019	14.143581	16.896571	19.46%	0
2018	15.248474	14.143581	-7.25%	0
2017	13.141554	15.248474	16.03%	0
2016	13.748483	13.141554	-4.41%	0
2015	15.291121	13.748483	-10.09%	0
2014	16.453681	15.291121	-7.07%	0
2013	13.403631	16.453681	22.76%	0
2012	11.465232	13.403631	16.91%	0
2011	12.594443	11.465232	-8.97%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.158045	9.837918	-3.15%	0
2019	8.764691	10.158045	15.90%	0
2018	10.971456	8.764691	-20.11%	0
2017	8.748764	10.971456	25.41%	0
2016	7.383412	8.748764	18.49%	0
2015	9.414777	7.383412	-21.58%	0
2014*	10.000000	9.414777	-5.85%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	22.777039	30.415216	33.53%	0
2019	16.790813	22.777039	35.65%	0
2018	16.956201	16.790813	-0.98%	0
2017	13.643769	16.956201	24.28%	0
2016	13.293677	13.643769	2.63%	0
2015	12.976000	13.293677	2.45%	0
2014	12.184512	12.976000	6.50%	0
2013	9.051614	12.184512	34.61%	0
2012	7.925677	9.051614	14.21%	0
2011	8.609657	7.925677	-7.94%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	31.484268	44.966017	42.82%	0
2019	22.717314	31.484268	38.59%	0
2018	23.564576	22.717314	-3.60%	0
2017	19.013019	23.564576	23.94%	0
2016	17.812922	19.013019	6.74%	0
2015	18.556130	17.812922	-4.01%	0
2014	20.448118	18.556130	-9.25%	0
2013	14.760037	20.448118	38.54%	0
2012	12.445690	14.760037	18.60%	0
2011	14.173740	12.445690	-12.19%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	29.431111	29.801641	1.26%	0
2019	23.165784	29.431111	27.05%	0
2018	26.345695	23.165784	-12.07%	0
2017	22.884311	26.345695	15.13%	0
2016	20.501929	22.884311	11.62%	0
2015	21.096067	20.501929	-2.82%	0
2014	19.513772	21.096067	8.11%	0
2013	14.669701	19.513772	33.02%	0
2012	12.904864	14.669701	13.68%	0
2011	13.215938	12.904864	-2.35%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.030780	24.800083	17.92%	0
2019	17.061295	21.030780	23.27%	0
2018	19.267328	17.061295	-11.45%	0
2017	15.486049	19.267328	24.42%	0
2016	15.201190	15.486049	1.87%	0
2015	14.574457	15.201190	4.30%	0
2014	14.690343	14.574457	-0.79%	0
2013	11.732494	14.690343	25.21%	0
2012	10.316656	11.732494	13.72%	0
2011	10.706363	10.316656	-3.64%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.089066	20.485902	19.88%	0
2019	12.479866	17.089066	36.93%	0
2018	12.650129	12.479866	-1.35%	0
2017	10.065767	12.650129	25.67%	0
2016	9.693871	10.065767	3.84%	0
2015*	10.000000	9.693871	-3.06%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	13.727420	14.483097	5.50%	0
2019	12.650923	13.727420	8.51%	0
2018	13.015831	12.650923	-2.80%	0
2017	12.528687	13.015831	3.89%	0
2016	12.063731	12.528687	3.85%	0
2015	12.400597	12.063731	-2.72%	0
2014	11.751693	12.400597	5.52%	0
2013	12.049215	11.751693	-2.47%	0
2012	11.249025	12.049215	7.11%	0
2011	10.878470	11.249025	3.41%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.733038	18.831451	47.89%	0
2019	9.771016	12.733038	30.31%	0
2018	11.954158	9.771016	-18.26%	0
2017	9.706335	11.954158	23.16%	0
2016	10.144567	9.706335	-4.32%	0
2015	10.409209	10.144567	-2.54%	0
2014	10.756269	10.409209	-3.23%	0
2013	9.055819	10.756269	18.78%	0
2012	7.991327	9.055819	13.32%	0
2011	9.013234	7.991327	-11.34%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.507430	20.334036	9.87%	0
2019	15.619676	18.507430	18.49%	0
2018	16.758340	15.619676	-6.79%	0
2017	14.752119	16.758340	13.60%	0
2016	13.795482	14.752119	6.93%	0
2015	13.925629	13.795482	-0.93%	0
2014	13.520609	13.925629	3.00%	0
2013	11.179298	13.520609	20.94%	0
2012	9.848461	11.179298	13.51%	0
2011	9.946387	9.848461	-0.98%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.571064	12.396226	7.13%	0
2019	10.822910	11.571064	6.91%	0
2018	11.153402	10.822910	-2.96%	0
2017	11.015051	11.153402	1.26%	0
2016	10.937894	11.015051	0.71%	0
2015	11.175554	10.937894	-2.13%	0
2014	10.851746	11.175554	2.98%	0
2013	11.354174	10.851746	-4.43%	0
2012	11.026950	11.354174	2.97%	0
2011	10.631394	11.026950	3.72%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.838156	29.109993	27.46%	0
2019	17.273034	22.838156	32.22%	0
2018	19.441436	17.273034	-11.15%	0
2017	15.131097	19.441436	28.49%	0
2016	15.394514	15.131097	-1.71%	0
2015	14.728967	15.394514	4.52%	0
2014	14.743616	14.728967	-0.10%	0
2013	11.682902	14.743616	26.20%	0
2012	9.755085	11.682902	19.76%	0
2011	10.964407	9.755085	-11.03%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	24.569280	36.514919	48.62%	0
2019	19.223136	24.569280	27.81%	0
2018	19.727080	19.223136	-2.55%	0
2017	15.734248	19.727080	25.38%	0
2016	14.705263	15.734248	7.00%	0
2015	14.084823	14.705263	4.41%	0
2014	13.285877	14.084823	6.01%	0
2013	10.449057	13.285877	27.15%	0
2012	9.073017	10.449057	15.17%	0
2011	9.703303	9.073017	-6.50%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.673601	21.823847	10.93%	0
2019	15.958532	19.673601	23.28%	0
2018	16.632829	15.958532	-4.05%	0
2017	13.905015	16.632829	19.62%	0
2016	12.758933	13.905015	8.98%	0
2015	12.866251	12.758933	-0.83%	0
2014	11.898520	12.866251	8.13%	0
2013	9.121605	11.898520	30.44%	0
2012	7.943317	9.121605	14.83%	0
2011	8.282008	7.943317	-4.09%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	21.453849	23.161988	7.96%	0
2019	16.950041	21.453849	26.57%	0
2018	17.328278	16.950041	-2.18%	0
2017	14.689050	17.328278	17.97%	0
2016	13.469780	14.689050	9.05%	0
2015	13.640391	13.469780	-1.25%	0
2014	12.435177	13.640391	9.69%	0
2013	9.691798	12.435177	28.31%	0
2012	8.678240	9.691798	11.68%	0
2011	8.812649	8.678240	-1.53%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.808750	17.456169	10.42%	0
2019	13.000043	15.808750	21.61%	0
2018	14.848907	13.000043	-12.45%	0
2017	12.634202	14.848907	17.53%	0
2016	11.884254	12.634202	6.31%	0
2015	12.330719	11.884254	-3.62%	0
2014	12.028638	12.330719	2.51%	0
2013	9.470156	12.028638	27.02%	0
2012	8.311425	9.470156	13.94%	0
2011	9.049322	8.311425	-8.15%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.187008	15.264677	7.60%	0
2019	12.447796	14.187008	13.97%	0
2018	13.533921	12.447796	-8.03%	0
2017	12.311562	13.533921	9.93%	0
2016	11.826930	12.311562	4.10%	0
2015	12.185093	11.826930	-2.94%	0
2014	11.909296	12.185093	2.32%	0
2013	10.588009	11.909296	12.48%	0
2012	9.718595	10.588009	8.95%	0
2011	10.041489	9.718595	-3.22%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.278544	16.706950	9.35%	0
2019	12.952747	15.278544	17.96%	0
2018	14.378322	12.952747	-9.91%	0
2017	12.655665	14.378322	13.61%	0
2016	12.020022	12.655665	5.29%	0
2015	12.417839	12.020022	-3.20%	0
2014	12.090408	12.417839	2.71%	0
2013	10.164913	12.090408	18.94%	0
2012	9.118259	10.164913	11.48%	0
2011	9.626400	9.118259	-5.28%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.425180	13.114621	5.55%	0
2019	11.444609	12.425180	8.57%	0
2018	11.979599	11.444609	-4.47%	0
2017	11.480947	11.979599	4.34%	0
2016	11.186659	11.480947	2.63%	0
2015	11.487643	11.186659	-2.62%	0
2014	11.332036	11.487643	1.37%	0
2013	11.008483	11.332036	2.94%	0
2012	10.439400	11.008483	5.45%	0
2011	10.493066	10.439400	-0.51%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.780883	16.050073	8.59%	0
2019	12.753144	14.780883	15.90%	0
2018	13.993201	12.753144	-8.86%	0
2017	12.515159	13.993201	11.81%	0
2016	11.951451	12.515159	4.72%	0
2015	12.314199	11.951451	-2.95%	0
2014	12.004106	12.314199	2.58%	0
2013	10.387149	12.004106	15.57%	0
2012	9.423149	10.387149	10.23%	0
2011	9.834684	9.423149	-4.18%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.529688	17.102426	10.13%	0
2019	12.951243	15.529688	19.91%	0
2018	14.590109	12.951243	-11.23%	0
2017	12.595852	14.590109	15.83%	0
2016	11.933239	12.595852	5.55%	0
2015	12.350599	11.933239	-3.38%	0
2014	12.040549	12.350599	2.58%	0
2013	9.876079	12.040549	21.92%	0
2012	8.786246	9.876079	12.40%	0
2011	9.394982	8.786246	-6.48%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.689161	14.645121	6.98%	0
2019	12.208288	13.689161	12.13%	0
2018	13.068559	12.208288	-6.58%	0
2017	12.122550	13.068559	7.80%	0
2016	11.657495	12.122550	3.99%	0
2015	12.011233	11.657495	-2.95%	0
2014	11.763647	12.011233	2.10%	0
2013	10.779948	11.763647	9.13%	0
2012	9.986227	10.779948	7.95%	0
2011	10.206821	9.986227	-2.16%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.755301	15.224721	3.18%	0
2019	13.371443	14.755301	10.35%	0
2018	16.168759	13.371443	-17.30%	0
2017	13.429915	16.168759	20.39%	0
2016	13.538346	13.429915	-0.80%	0
2015	14.361135	13.538346	-5.73%	0
2014	15.937803	14.361135	-9.89%	0
2013	13.528022	15.937803	17.81%	0
2012	11.534051	13.528022	17.29%	0
2011	13.425459	11.534051	-14.09%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.735126	17.35%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.735640	17.36%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	12.982285	13.628666	4.98%	0
2019	12.147344	12.982285	6.87%	0
2018	12.436047	12.147344	-2.32%	0
2017	12.142354	12.436047	2.42%	0
2016	11.748766	12.142354	3.35%	0
2015	12.063204	11.748766	-2.61%	0
2014	11.705117	12.063204	3.06%	0
2013	12.164359	11.705117	-3.78%	0
2012	11.508205	12.164359	5.70%	0
2011	11.004724	11.508205	4.58%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.596415	13.193951	4.74%	0
2019	11.812935	12.596415	6.63%	0
2018	12.126425	11.812935	-2.59%	0
2017	11.864739	12.126425	2.21%	0
2016	11.517423	11.864739	3.02%	0
2015	11.844788	11.517423	-2.76%	0
2014	11.534508	11.844788	2.69%	0
2013	12.013637	11.534508	-3.99%	0
2012	11.394264	12.013637	5.44%	0
2011	10.932331	11.394264	4.23%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.435295	14.371537	6.97%	0
2019	12.496599	13.435295	7.51%	0
2018	12.927883	12.496599	-3.34%	0
2017	12.699207	12.927883	1.80%	0
2016	12.526613	12.699207	1.38%	0
2015	12.835626	12.526613	-2.41%	0
2014	12.475226	12.835626	2.89%	0
2013	12.982845	12.475226	-3.91%	0
2012	12.355457	12.982845	5.08%	0
2011	11.875895	12.355457	4.04%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	26.295778	29.148958	10.85%	0
2019	21.852225	26.295778	20.33%	0
2018	27.054621	21.852225	-19.23%	0
2017	19.527290	27.054621	38.55%	0
2016	18.519432	19.527290	5.44%	0
2015	22.536755	18.519432	-17.83%	0
2014	24.369828	22.536755	-7.52%	0
2013	24.735761	24.369828	-1.48%	0
2012	21.553837	24.735761	14.76%	0
2011	28.384943	21.553837	-24.07%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.766696	12.237492	4.00%	0
2020	11.766696	12.237492	4.00%	0
2019	10.453629	11.766696	12.56%	0
2018	10.986724	10.453629	-4.85%	0
2017	10.490101	10.986724	4.73%	0
2016	9.366706	10.490101	11.99%	0
2015	9.803757	9.366706	-4.46%	0
2014*	10.000000	9.803757	-1.96%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	13.148089	13.682880	4.07%	0
2019	12.611916	13.148089	4.25%	0
2018	12.863717	12.611916	-1.96%	0
2017	12.844451	12.863717	0.15%	0
2016	12.996152	12.844451	-1.17%	0
2015	13.262299	12.996152	-2.01%	0
2014	12.928450	13.262299	2.58%	0
2013	13.735941	12.928450	-5.88%	0
2012	13.587306	13.735941	1.09%	0
2011	12.912869	13.587306	5.22%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.654899	8.511133	-1.66%	0
2019	8.668111	8.654899	-0.15%	0
2018	8.715714	8.668111	-0.55%	0
2017	8.846765	8.715714	-1.48%	0
2016	9.016948	8.846765	-1.89%	0
2015	9.191588	9.016948	-1.90%	0
2014	9.369604	9.191588	-1.90%	0
2013	9.551073	9.369604	-1.90%	0
2012	9.736566	9.551073	-1.91%	0
2011	9.924606	9.736566	-1.89%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.775607	10.326855	5.64%	0
2019	8.379988	9.775607	16.65%	0
2018	10.027584	8.379988	-16.43%	0
2017	8.043435	10.027584	24.67%	0
2016	8.147167	8.043435	-1.27%	0
2015	8.581378	8.147167	-5.06%	0
2014	8.811027	8.581378	-2.61%	0
2013	7.639862	8.811027	15.33%	0
2012	6.759003	7.639862	13.03%	0
2011	7.655210	6.759003	-11.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	23.729244	26.261880	10.67%	0
2019	19.549322	23.729244	21.38%	0
2018	21.866406	19.549322	-10.60%	0
2017	18.820163	21.866406	16.19%	0
2016	17.524449	18.820163	7.39%	0
2015	18.043982	17.524449	-2.88%	0
2014	17.520019	18.043982	2.99%	0
2013	14.035025	17.520019	24.83%	0
2012	12.344324	14.035025	13.70%	0
2011	13.097880	12.344324	-5.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.649725	18.943050	7.33%	0
2019	15.598530	17.649725	13.15%	0
2018	16.712839	15.598530	-6.67%	0
2017	15.329311	16.712839	9.03%	0
2016	14.698957	15.329311	4.29%	0
2015	15.009727	14.698957	-2.07%	0
2014	14.629618	15.009727	2.60%	0
2013	13.147941	14.629618	11.27%	0
2012	12.253111	13.147941	7.30%	0
2011	12.380379	12.253111	-1.03%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.500898	23.543143	9.50%	0
2019	18.273463	21.500898	17.66%	0
2018	19.918254	18.273463	-8.26%	0
2017	17.684112	19.918254	12.63%	0
2016	16.730799	17.684112	5.70%	0
2015	17.146051	16.730799	-2.42%	0
2014	16.612312	17.146051	3.21%	0
2013	14.171338	16.612312	17.22%	0
2012	12.869880	14.171338	10.11%	0
2011	13.242541	12.869880	-2.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.144773	14.807846	4.69%	0
2019	13.163815	14.144773	7.45%	0
2018	13.666644	13.163815	-3.68%	0
2017	13.181531	13.666644	3.68%	0
2016	12.886671	13.181531	2.29%	0
2015	13.101577	12.886671	-1.64%	0
2014	12.855215	13.101577	1.92%	0
2013	12.500206	12.855215	2.84%	0
2012	12.115836	12.500206	3.17%	0
2011	11.998286	12.115836	0.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	19.583867	21.199189	8.25%	0
2019	16.954535	19.583867	15.51%	0
2018	18.325687	16.954535	-7.48%	0
2017	16.541303	18.325687	10.79%	0
2016	15.736710	16.541303	5.11%	0
2015	16.095387	15.736710	-2.23%	0
2014	15.598915	16.095387	3.18%	0
2013	13.633981	15.598915	14.41%	0
2012	12.542557	13.633981	8.70%	0
2011	12.790131	12.542557	-1.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	22.277129	24.548200	10.19%	0
2020	22.277129	24.548200	10.19%	0
2019	18.639826	22.277129	19.51%	0
2018	20.594172	18.639826	-9.49%	0
2017	17.991149	20.594172	14.47%	0
2016	16.904832	17.991149	6.43%	0
2015	17.358957	16.904832	-2.62%	0
2014	16.859433	17.358957	2.96%	0
2013	14.043305	16.859433	20.05%	0
2012	12.584290	14.043305	11.59%	0
2011	13.106252	12.584290	-3.98%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.007973	18.111825	6.49%	0
2019	15.277477	17.007973	11.33%	0
2018	16.178819	15.277477	-5.57%	0
2017	15.100327	16.178819	7.14%	0
2016	14.561536	15.100327	3.70%	0
2015	14.848110	14.561536	-1.93%	0
2014	14.450805	14.848110	2.75%	0
2013	13.331518	14.450805	8.40%	0
2012	12.579001	13.331518	5.98%	0
2011	12.562968	12.579001	0.13%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.707334	27.665699	27.45%	0
2019	16.992723	21.707334	27.74%	0
2018	17.924309	16.992723	-5.20%	0
2017	14.067204	17.924309	27.42%	0
2016	14.059117	14.067204	0.06%	0
2015	13.896514	14.059117	1.17%	0
2014	12.860528	13.896514	8.06%	0
2013	9.753079	12.860528	31.86%	0
2012	8.560684	9.753079	13.93%	0
2011	9.017642	8.560684	-5.07%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	37.649160	43.913587	16.64%	0
2019	27.887906	37.649160	35.00%	0
2018	28.797698	27.887906	-3.16%	0
2017	23.056341	28.797698	24.90%	0
2016	22.677892	23.056341	1.67%	0
2015	21.996817	22.677892	3.10%	0
2014	20.609271	21.996817	6.73%	0
2013	15.367757	20.609271	34.11%	0
2012	13.199645	15.367757	16.43%	0
2011	13.762172	13.199645	-4.09%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	36.657694	42.624290	16.28%	0
2019	27.209481	36.657694	34.72%	0
2018	28.173585	27.209481	-3.42%	0
2017	22.600034	28.173585	24.66%	0
2016	22.295339	22.600034	1.37%	0
2015	21.681561	22.295339	2.83%	0
2014	20.358343	21.681561	6.50%	0
2013	15.227174	20.358343	33.70%	0
2012	13.108013	15.227174	16.17%	0
2011	13.703267	13.108013	-4.34%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	28.280182	28.129372	-0.53%	0
2019	22.755960	28.280182	24.28%	0
2018	25.626174	22.755960	-11.20%	0
2017	24.088490	25.626174	6.38%	0
2016	20.425257	24.088490	17.93%	0
2015	21.788715	20.425257	-6.26%	0
2014	19.664564	21.788715	10.80%	0
2013	15.223591	19.664564	29.17%	0
2012	13.560253	15.223591	12.27%	0
2011	13.755440	13.560253	-1.42%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.781996	17.82%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	34.015455	37.745541	10.97%	0
2019	27.595561	34.015455	23.26%	0
2018	31.747408	27.595561	-13.08%	0
2017	27.950138	31.747408	13.59%	0
2016	23.684460	27.950138	18.01%	0
2015	24.770959	23.684460	-4.39%	0
2014	23.076805	24.770959	7.34%	0
2013	17.680480	23.076805	30.52%	0
2012	15.342837	17.680480	15.24%	0
2011	16.047727	15.342837	-4.39%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	31.282901	34.627456	10.69%	0
2019	25.426867	31.282901	23.03%	0
2018	29.313088	25.426867	-13.26%	0
2017	25.852697	29.313088	13.39%	0
2016	21.957513	25.852697	17.74%	0
2015	23.020922	21.957513	-4.62%	0
2014	21.494488	23.020922	7.10%	0
2013	16.498071	21.494488	30.28%	0
2012	14.340927	16.498071	15.04%	0
2011	15.020441	14.340927	-4.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.274740	20.631566	-3.02%	0
2019	17.511046	21.274740	21.49%	0
2018	20.556511	17.511046	-14.82%	0
2017	18.406237	20.556511	11.68%	0
2016	15.954663	18.406237	15.37%	0
2015	16.746957	15.954663	-4.73%	0
2014	14.588339	16.746957	14.80%	0
2013	10.960352	14.588339	33.10%	0
2012	9.603374	10.960352	14.13%	0
2011	10.021648	9.603374	-4.17%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	22.416715	30.900649	37.85%	0
2019	16.879393	22.416715	32.81%	0
2018	18.748735	16.879393	-9.97%	0
2017	15.331939	18.748735	22.29%	0
2016	14.462640	15.331939	6.01%	0
2015	14.665099	14.462640	-1.38%	0
2014	14.579105	14.665099	0.59%	0
2013	10.323891	14.579105	41.22%	0
2012	9.305896	10.323891	10.94%	0
2011	9.568183	9.305896	-2.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	27.126959	27.982703	3.15%	0
2019	23.237109	27.126959	16.74%	0
2018	28.526039	23.237109	-18.54%	0
2017	26.660595	28.526039	7.00%	0
2016	21.579339	26.660595	23.55%	0
2015	23.407053	21.579339	-7.81%	0
2014	22.294837	23.407053	4.99%	0
2013	16.186793	22.294837	37.73%	0
2012	13.699971	16.186793	18.15%	0
2011	14.710725	13.699971	-6.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	24.122661	24.835995	2.96%	0
2019	20.717531	24.122661	16.44%	0
2018	25.485144	20.717531	-18.71%	0
2017	23.886485	25.485144	6.69%	0
2016	19.382979	23.886485	23.23%	0
2015	21.084536	19.382979	-8.07%	0
2014	20.130991	21.084536	4.74%	0
2013	14.655097	20.130991	37.37%	0
2012	12.418086	14.655097	18.01%	0
2011	13.388243	12.418086	-7.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	31.027233	37.343995	20.36%	0
2019	25.171965	31.027233	23.26%	0
2018	29.373572	25.171965	-14.30%	0
2017	26.382444	29.373572	11.34%	0
2016	21.893191	26.382444	20.51%	0
2015	22.688278	21.893191	-3.50%	0
2014	22.940755	22.688278	-1.10%	0
2013	16.595911	22.940755	38.23%	0
2012	14.647347	16.595911	13.30%	0
2011	15.809344	14.647347	-7.35%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	30.436210	36.533098	20.03%	0
2019	24.750489	30.436210	22.97%	0
2018	28.947845	24.750489	-14.50%	0
2017	26.066311	28.947845	11.05%	0
2016	21.681811	26.066311	20.22%	0
2015	22.528734	21.681811	-3.76%	0
2014	22.838141	22.528734	-1.35%	0
2013	16.563509	22.838141	37.88%	0
2012	14.653752	16.563509	13.03%	0
2011	15.857249	14.653752	-7.59%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.552801	21.751745	11.25%	0
2019	15.560940	19.552801	25.65%	0
2018	16.700352	15.560940	-6.82%	0
2017	13.644423	16.700352	22.40%	0
2016	12.248987	13.644423	11.39%	0
2015	12.636969	12.248987	-3.07%	0
2014	12.088791	12.636969	4.53%	0
2013	8.585350	12.088791	40.81%	0
2012	7.490901	8.585350	14.61%	0
2011	8.643168	7.490901	-13.33%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	20.559631	22.863682	11.21%	0
2020	20.559631	22.863682	11.21%	0
2019	16.632170	20.559631	23.61%	0
2018	17.998413	16.632170	-7.59%	0
2017	15.466333	17.998413	16.37%	0
2016	14.317292	15.466333	8.03%	0
2015	14.642017	14.317292	-2.22%	0
2014	13.494775	14.642017	8.50%	0
2013	9.913066	13.494775	36.13%	0
2012	9.063330	9.913066	9.38%	0
2011	9.541935	9.063330	-5.02%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.344870	22.620267	11.18%	0
2019	16.453352	20.344870	23.65%	0
2018	17.820850	16.453352	-7.67%	0
2017	15.346745	17.820850	16.12%	0
2016	14.206968	15.346745	8.02%	0
2015	14.542980	14.206968	-2.31%	0
2014	13.414785	14.542980	8.41%	0
2013	9.869532	13.414785	35.92%	0
2012	9.032885	9.869532	9.26%	0
2011	9.518329	9.032885	-5.10%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.606561	15.362735	-7.49%	0
2019	12.977208	16.606561	27.97%	0
2018	13.789462	12.977208	-5.89%	0
2017	13.242241	13.789462	4.13%	0
2016	12.594056	13.242241	5.15%	0
2015	13.608279	12.594056	-7.45%	0
2014	10.786184	13.608279	26.16%	0
2013	10.706016	10.786184	0.75%	0
2012	9.442513	10.706016	13.38%	0
2011	9.068332	9.442513	4.13%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.241131	32.41%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020*	10.000000	13.220523	32.21%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.017159	10.105129	0.88%	0
2019	9.810205	10.017159	2.11%	0
2018	9.919881	9.810205	-1.11%	0
2017	9.954284	9.919881	-0.35%	0
2016	9.899874	9.954284	0.55%	0
2015	10.126166	9.899874	-2.23%	0
2014	10.271556	10.126166	-1.42%	0
2013	10.459462	10.271556	-1.80%	0
2012	10.299643	10.459462	1.55%	0
2011	10.364036	10.299643	-0.62%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.685003	34.143206	57.45%	0
2019	16.154111	21.685003	34.24%	0
2018	17.717594	16.154111	-8.82%	0
2017	14.161930	17.717594	25.11%	0
2016	13.611219	14.161930	4.05%	0
2015	13.923002	13.611219	-2.24%	0
2014	13.683694	13.923002	1.75%	0
2013	10.063484	13.683694	35.97%	0
2012	8.948400	10.063484	12.46%	0
2011	9.546287	8.948400	-6.26%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	27.058789	31.737495	17.29%	0
2019	21.911105	27.058789	23.49%	0
2018	23.694694	21.911105	-7.53%	0
2017	20.393752	23.694694	16.19%	0
2016	18.921578	20.393752	7.78%	0
2015	19.377902	18.921578	-2.35%	0
2014	17.895325	19.377902	8.28%	0
2013	13.256754	17.895325	34.99%	0
2012	12.177120	13.256754	8.87%	0
2011	12.807012	12.177120	-4.92%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.622788	12.152178	4.55%	0
2019	10.333748	11.622788	12.47%	0
2018	11.069136	10.333748	-6.64%	0
2017	10.277745	11.069136	7.70%	0
2016	9.253570	10.277745	11.07%	0
2015	9.661305	9.253570	-4.22%	0
2014*	10.000000	9.661305	-3.39%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.337182	12.307601	8.56%	0
2019	10.809035	11.337182	4.89%	0
2018	11.487491	10.809035	-5.91%	0
2017	10.574253	11.487491	8.64%	0
2016	10.474378	10.574253	0.95%	0
2015	11.502598	10.474378	-8.94%	0
2014	11.690196	11.502598	-1.60%	0
2013	12.754176	11.690196	-8.34%	0
2012	12.355389	12.754176	3.23%	0
2011	11.616366	12.355389	6.36%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.885643	10.987393	0.93%	0
2019	10.677514	10.885643	1.95%	0
2018	10.859710	10.677514	-1.68%	0
2017	10.932566	10.859710	-0.67%	0
2016	11.000168	10.932566	-0.61%	0
2015	11.189853	11.000168	-1.70%	0
2014	11.321857	11.189853	-1.17%	0
2013	11.568009	11.321857	-2.13%	0
2012	11.151424	11.568009	3.74%	0
2011	11.253389	11.151424	-0.91%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.841337	24.277575	36.07%	0
2019	13.300058	17.841337	34.14%	0
2018	13.243930	13.300058	0.42%	0
2017	10.312640	13.243930	28.42%	0
2016*	10.000000	10.312640	3.13%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	15.745850	17.315001	9.97%	0
2019	12.824923	15.745850	22.78%	0
2018	16.164490	12.824923	-20.66%	0
2017	13.016689	16.164490	24.18%	0
2016	13.601822	13.016689	-4.30%	0
2015	13.845884	13.601822	-1.76%	0
2014	15.140271	13.845884	-8.55%	0
2013	12.050656	15.140271	25.64%	0
2012	10.076239	12.050656	19.59%	0
2011	12.365122	10.076239	-18.51%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.882653	13.371149	3.79%	0
2019	10.070290	12.882653	27.93%	0
2018	11.218802	10.070290	-10.24%	0
2017*	10.000000	11.218802	12.19%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2020	24.533592	25.021173	1.99%	0
2019	20.129175	24.533592	21.88%	0
2018	25.628649	20.129175	-21.46%	0
2017	24.217307	25.628649	5.83%	0
2016	19.361729	24.217307	25.08%	0
2015	20.610482	19.361729	-6.06%	0
2014	20.312172	20.610482	1.47%	0
2013	14.831100	20.312172	36.96%	0
2012	12.868611	14.831100	15.25%	0
2011	13.768139	12.868611	-6.53%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.562948	6.484714	16.57%	0
2019	5.083718	5.562948	9.43%	0
2018	7.240858	5.083718	-29.79%	0
2017	7.529123	7.240858	-3.83%	0
2016	5.351344	7.529123	40.70%	0
2015	8.218905	5.351344	-34.89%	0
2014	10.388055	8.218905	-20.88%	0
2013	9.600812	10.388055	8.20%	0
2012*	10.000000	9.600812	-3.99%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.718298	6.681783	16.85%	0
2019	5.210600	5.718298	9.74%	0
2018	7.406561	5.210600	-29.65%	0
2017	7.680009	7.406561	-3.56%	0
2016	5.447290	7.680009	40.99%	0
2015	8.343721	5.447290	-34.71%	0
2014	10.514115	8.343721	-20.64%	0
2013	9.696350	10.514115	8.43%	0
2012*	10.000000	9.696350	-3.04%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	34.461543	53.342842	54.79%	0
2019	28.141662	34.461543	22.46%	0
2018	28.319212	28.141662	-0.63%	0
2017	22.935331	28.319212	23.47%	0
2016	21.697463	22.935331	5.71%	0
2015	22.774250	21.697463	-4.73%	0
2014	23.659702	22.774250	-3.74%	0
2013	16.053742	23.659702	47.38%	0
2012	15.171283	16.053742	5.82%	0
2011	16.209683	15.171283	-6.41%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	24.703596	24.820774	0.47%	0
2019	20.382313	24.703596	21.20%	0
2018	22.080612	20.382313	-7.69%	0
2017	18.987267	22.080612	16.29%	0
2016	17.433829	18.987267	8.91%	0
2015	17.530447	17.433829	-0.55%	0
2014	16.359250	17.530447	7.16%	0
2013	12.396243	16.359250	31.97%	0
2012	10.783740	12.396243	14.95%	0
2011	10.368349	10.783740	4.01%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	15.799830	15.834216	0.22%	0
2019	13.797502	15.799830	14.51%	0
2018	18.272121	13.797502	-24.49%	0
2017	14.896195	18.272121	22.66%	0
2016	15.313863	14.896195	-2.73%	0
2015	15.252183	15.313863	0.40%	0
2014	16.630008	15.252183	-8.29%	229
2013	13.819527	16.630008	20.34%	229
2012	12.342984	13.819527	11.96%	229
2011	15.625537	12.342984	-21.01%	229
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	29.818499	39.513424	32.51%	0
2019	22.633588	29.818499	31.74%	0
2018	22.562260	22.633588	0.32%	0
2017	17.474700	22.562260	29.11%	0
2016	17.411348	17.474700	0.36%	0
2015	16.018748	17.411348	8.69%	0
2014	14.351117	16.018748	11.62%	0
2013	10.683572	14.351117	34.33%	0
2012	9.383623	10.683572	13.85%	0
2011	9.893662	9.383623	-5.63%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	33.909712	34.263598	1.04%	0
2019	28.843528	33.909712	17.56%	0
2018	34.733251	28.843528	-16.96%	0
2017	31.388538	34.733251	10.66%	0
2016	25.651356	31.388538	22.37%	0
2015	27.741185	25.651356	-7.53%	0
2014	25.969659	27.741185	6.82%	240
2013	19.243521	25.969659	34.95%	240
2012	16.567273	19.243521	16.15%	240
2011	18.490448	16.567273	-10.40%	240

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.027143	20.152575	18.36%	0
2019	14.747288	17.027143	15.46%	0
2018	16.275779	14.747288	-9.39%	0
2017	14.597450	16.275779	11.50%	0
2016	14.341252	14.597450	1.79%	0
2015	14.774408	14.341252	-2.93%	0
2014	14.782617	14.774408	-0.06%	0
2013	13.176970	14.782617	12.19%	0
2012	12.221543	13.176970	7.82%	0
2011	12.934953	12.221543	-5.52%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.827096	13.563704	5.74%	0
2019	10.915013	12.827096	17.52%	0
2018	13.204650	10.915013	-17.34%	0
2017	11.705856	13.204650	12.80%	0
2016	10.362670	11.705856	12.96%	0
2015	10.841571	10.362670	-4.42%	0
2014*	10.000000	10.841571	8.42%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	34.348905	37.261739	8.48%	0
2019	28.664742	34.348905	19.83%	0
2018	32.121270	28.664742	-10.76%	0
2017	29.143473	32.121270	10.22%	0
2016	23.639559	29.143473	23.28%	0
2015	24.684784	23.639559	-4.23%	0
2014	23.949166	24.684784	3.07%	0
2013	17.357911	23.949166	37.97%	0
2012	15.296033	17.357911	13.48%	0
2011	15.512321	15.296033	-1.39%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	30.147974	34.883402	15.71%	0
2019	23.438422	30.147974	28.63%	0
2018	25.069317	23.438422	-6.51%	0
2017	21.035392	25.069317	19.18%	0
2016	19.204285	21.035392	9.53%	0
2015	19.371760	19.204285	-0.86%	0
2014	17.418639	19.371760	11.21%	0
2013	13.455406	17.418639	29.45%	0
2012	11.857491	13.455406	13.48%	0
2011	11.869938	11.857491	-0.10%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	32.964878	38.047444	15.42%	0
2019	25.695218	32.964878	28.29%	0
2018	27.546469	25.695218	-6.72%	0
2017	23.176352	27.546469	18.86%	0
2016	21.209376	23.176352	9.27%	0
2015	21.444965	21.209376	-1.10%	0
2014	19.337418	21.444965	10.90%	0
2013	14.974190	19.337418	29.14%	0
2012	13.226024	14.974190	13.22%	0
2011	13.273423	13.226024	-0.36%	0
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	25.382698	30.896832	21.72%	0
2019	19.267385	25.382698	31.74%	0
2018	20.557736	19.267385	-6.28%	0
2017	18.177980	20.557736	13.09%	0
2016	16.796134	18.177980	8.23%	0
2015	17.695527	16.796134	-5.08%	0
2014	15.907445	17.695527	11.24%	0
2013	12.076186	15.907445	31.73%	0
2012	10.999718	12.076186	9.79%	0
2011	11.117829	10.999718	-1.06%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.675263	10.676349	0.01%	0
2019	10.167816	10.675263	4.99%	0
2018	10.380074	10.167816	-2.04%	0
2017	10.233654	10.380074	1.43%	0
2016	9.579642	10.233654	6.83%	0
2015	9.868071	9.579642	-2.92%	0
2014*	10.000000	9.868071	-1.32%	0
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	24.453717	25.285826	3.40%	0
2019	21.852439	24.453717	11.90%	0
2018	23.081217	21.852439	-5.32%	0
2017	22.089262	23.081217	4.49%	0
2016	19.669589	22.089262	12.30%	0
2015	20.622257	19.669589	-4.62%	0
2014	20.535317	20.622257	0.42%	0
2013	19.623224	20.535317	4.65%	0
2012	17.509500	19.623224	12.07%	0
2011	17.019084	17.509500	2.88%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.619678	10.486176	-1.26%	0
2019	9.032085	10.619678	17.58%	0
2018*	10.000000	9.032085	-9.68%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	15.202073	16.115890	6.01%	0
2019	14.166557	15.202073	7.31%	0
2018	14.536054	14.166557	-2.54%	0
2017	14.249302	14.536054	2.01%	0
2016	13.996637	14.249302	1.81%	0
2015	14.309850	13.996637	-2.19%	0
2014	14.061076	14.309850	1.77%	0
2013	14.193820	14.061076	-0.94%	0
2012	13.194072	14.193820	7.58%	0
2011	13.156760	13.194072	0.28%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	14.704096	15.550598	5.76%	0
2019	13.736937	14.704096	7.04%	0
2018	14.122289	13.736937	-2.73%	0
2017	13.881881	14.122289	1.73%	0
2016	13.674249	13.881881	1.52%	0
2015	14.007759	13.674249	-2.38%	0
2014	13.801514	14.007759	1.49%	0
2013	13.971146	13.801514	-1.21%	0
2012	13.019780	13.971146	7.31%	0
2011	13.018882	13.019780	0.01%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ
2020	16.224478	18.637122	14.87%	0
2019	13.490598	16.224478	20.27%	0
2018	14.917143	13.490598	-9.56%	0
2017	12.816611	14.917143	16.39%	0
2016	12.771598	12.816611	0.35%	0
2015	13.029518	12.771598	-1.98%	0
2014	12.566075	13.029518	3.69%	0
2013	10.475803	12.566075	19.95%	0
2012	9.263893	10.475803	13.08%	0
2011	10.079186	9.263893	-8.09%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ
2020	14.693134	16.848600	14.67%	0
2019	12.233389	14.693134	20.11%	0
2018	13.545776	12.233389	-9.69%	0
2017	11.658525	13.545776	16.19%	0
2016	11.636547	11.658525	0.19%	0
2015	11.889951	11.636547	-2.13%	0
2014	11.488405	11.889951	3.50%	0
2013	9.597016	11.488405	19.71%	0
2012	8.503161	9.597016	12.86%	0
2011	9.270859	8.503161	-8.28%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2020	17.449437	19.630848	12.50%	0
2019	15.061358	17.449437	15.86%	0
2018	16.246196	15.061358	-7.29%	0
2017	14.541196	16.246196	11.73%	0
2016	14.396342	14.541196	1.01%	0
2015	14.678944	14.396342	-1.93%	0
2014	14.165492	14.678944	3.62%	0
2013	12.504865	14.165492	13.28%	0
2012	11.344515	12.504865	10.23%	0
2011	11.889257	11.344515	-4.58%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	16.108919	18.090712	12.30%	0
2019	13.921639	16.108919	15.71%	0
2018	15.044790	13.921639	-7.47%	0
2017	13.489291	15.044790	11.53%	0
2016	13.376969	13.489291	0.84%	0
2015	13.651262	13.376969	-2.01%	0
2014	13.192121	13.651262	3.48%	0
2013	11.665092	13.192121	13.09%	0
2012	10.600601	11.665092	10.04%	0
2011	11.124228	10.600601	-4.71%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2020	20.873598	25.035448	19.94%	0
2019	17.126603	20.873598	21.88%	0
2018	18.248089	17.126603	-6.15%	0
2017	16.009048	18.248089	13.99%	0
2016	15.235982	16.009048	5.07%	0
2015	15.460553	15.235982	-1.45%	0
2014	14.322688	15.460553	7.94%	0
2013	12.223902	14.322688	17.17%	0
2012	10.845830	12.223902	12.71%	0
2011	11.495461	10.845830	-5.65%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	21.294003	25.498793	19.75%	0
2019	17.497797	21.294003	21.70%	0
2018	18.677240	17.497797	-6.31%	0
2017	16.403862	18.677240	13.86%	0
2016	15.637828	16.403862	4.90%	0
2015	15.891579	15.637828	-1.60%	0
2014	14.731683	15.891579	7.87%	0
2013	12.595780	14.731683	16.96%	0
2012	11.188644	12.595780	12.58%	0
2011	11.864657	11.188644	-5.70%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2020	20.358597	26.644553	30.88%	0
2019	15.977042	20.358597	27.42%	0
2018	17.149390	15.977042	-6.84%	0
2017	14.131626	17.149390	21.35%	0
2016	14.025317	14.131626	0.76%	0
2015	14.140668	14.025317	-0.82%	0
2014	13.006168	14.140668	8.72%	0
2013	9.584997	13.006168	35.69%	0
2012	7.973515	9.584997	20.21%	0
2011	8.356122	7.973515	-4.58%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	19.754733	25.827874	30.74%	0
2019	15.519336	19.754733	27.29%	0
2018	16.692530	15.519336	-7.03%	0
2017	13.783968	16.692530	21.10%	0
2016	13.693219	13.783968	0.66%	0
2015	13.823954	13.693219	-0.95%	0
2014	12.740760	13.823954	8.50%	0
2013	9.398696	12.740760	35.56%	0
2012	7.841454	9.398696	19.86%	0
2011	8.224751	7.841454	-4.66%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	20.950353	21.886388	4.47%	0
2019	16.781446	20.950353	24.84%	0
2018	18.686938	16.781446	-10.20%	0
2017	16.894229	18.686938	10.61%	0
2016	14.613073	16.894229	15.61%	0
2015	15.539052	14.613073	-5.96%	0
2014	14.586805	15.539052	6.53%	0
2013	11.621368	14.586805	25.52%	0
2012	10.114544	11.621368	14.90%	0
2011	10.227459	10.114544	-1.10%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	22.270514	23.242592	4.36%	0
2019	17.869468	22.270514	24.63%	0
2018	19.928310	17.869468	-10.33%	0
2017	18.041209	19.928310	10.46%	0
2016	15.630871	18.041209	15.42%	0
2015	16.647363	15.630871	-6.11%	0
2014	15.651277	16.647363	6.36%	0
2013	12.487462	15.651277	25.34%	0
2012	10.880660	12.487462	14.77%	0
2011	11.024423	10.880660	-1.30%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2020	9.842026	9.680976	-1.64%	0
2019	9.838682	9.842026	0.03%	0
2018	9.872942	9.838682	-0.35%	0
2017	10.000782	9.872942	-1.28%	0
2016	10.178318	10.000782	-1.74%	0
2015	10.377832	10.178318	-1.92%	0
2014	10.583166	10.377832	-1.94%	0
2013	10.790504	10.583166	-1.92%	0
2012	10.990752	10.790504	-1.82%	0
2011	11.196511	10.990752	-1.84%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2020	20.623113	21.785170	5.63%	0
2019	16.186565	20.623113	27.41%	0
2018	18.158195	16.186565	-10.86%	0
2017	15.858370	18.158195	14.50%	0
2016	13.948783	15.858370	13.69%	0
2015	14.568709	13.948783	-4.26%	0
2014	13.460358	14.568709	8.23%	0
2013	10.286161	13.460358	30.86%	0
2012	8.860680	10.286161	16.09%	0
2011	8.896452	8.860680	-0.40%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	20.692708	21.829953	5.50%	0
2019	16.273980	20.692708	27.15%	0
2018	18.279912	16.273980	-10.97%	0
2017	15.986683	18.279912	14.34%	0
2016	14.078116	15.986683	13.56%	0
2015	14.732090	14.078116	-4.44%	0
2014	13.630960	14.732090	8.08%	0
2013	10.433019	13.630960	30.65%	0
2012	8.998907	10.433019	15.94%	0
2011	9.054472	8.998907	-0.61%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	23.595520	33.257573	40.95%	0
2019	17.934012	23.595520	31.57%	0
2018	18.343265	17.934012	-2.23%	0
2017	13.856623	18.343265	32.38%	0
2016	14.031307	13.856623	-1.24%	0
2015	13.367587	14.031307	4.97%	0
2014	12.261575	13.367587	9.02%	0
2013	9.181324	12.261575	33.55%	0
2012	8.175204	9.181324	12.31%	0
2011	8.325692	8.175204	-1.81%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.993863	25.326810	40.75%	0
2019	13.697671	17.993863	31.36%	0
2018	14.032324	13.697671	-2.38%	0
2017	10.614769	14.032324	32.20%	0
2016	10.766088	10.614769	-1.41%	0
2015	10.271045	10.766088	4.82%	0
2014	9.436109	10.271045	8.85%	0
2013	7.076205	9.436109	33.35%	0
2012	6.308632	7.076205	12.17%	0
2011	6.435931	6.308632	-1.98%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	15.212598	15.311058	0.65%	0
2019	13.500759	15.212598	12.68%	0
2018	14.285108	13.500759	-5.49%	0
2017	13.606289	14.285108	4.99%	0
2016	12.132368	13.606289	12.15%	0
2015	12.856547	12.132368	-5.63%	0
2014	12.972834	12.856547	-0.90%	0
2013	12.496776	12.972834	3.81%	0
2012	11.161431	12.496776	11.96%	0
2011	10.952852	11.161431	1.90%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	16.134196	16.202928	0.43%	0
2019	14.337472	16.134196	12.53%	0
2018	15.174569	14.337472	-5.52%	0
2017	14.474793	15.174569	4.83%	0
2016	12.929785	14.474793	11.95%	0
2015	13.717238	12.929785	-5.74%	0
2014	13.864677	13.717238	-1.06%	0
2013	13.378092	13.864677	3.64%	0
2012	11.972116	13.378092	11.74%	0
2011	11.772185	11.972116	1.70%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2020	23.088952	26.767966	15.93%	0
2019	17.927599	23.088952	28.79%	0
2018	19.146177	17.927599	-6.36%	0
2017	16.042391	19.146177	19.35%	0
2016	14.625898	16.042391	9.68%	0
2015	14.720365	14.625898	-0.64%	0
2014	13.219177	14.720365	11.36%	0
2013	10.194786	13.219177	29.67%	0
2012	8.970317	10.194786	13.65%	0
2011	8.965539	8.970317	0.05%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2020	18.082497	19.395596	7.26%	0
2019	16.816521	18.082497	7.53%	0
2018	17.244317	16.816521	-2.48%	0
2017	16.874732	17.244317	2.19%	0
2016	16.430360	16.874732	2.70%	0
2015	16.857496	16.430360	-2.53%	0
2014	16.245968	16.857496	3.76%	0
2013	16.868950	16.245968	-3.69%	0
2012	16.246974	16.868950	3.83%	0
2011	15.437057	16.246974	5.25%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	63.344307	73.313086	15.74%	0
2019	52.375300	63.344307	20.94%	0
2018	62.585613	52.375300	-16.31%	0
2017	52.878543	62.585613	18.36%	0
2016	48.100923	52.878543	9.93%	0
2015	49.804644	48.100923	-3.42%	0
2014	47.831443	49.804644	4.13%	0
2013	35.852752	47.831443	33.41%	0
2012	31.866922	35.852752	12.51%	0
2011	36.400678	31.866922	-12.46%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	38.886278	44.940531	15.57%	0
2019	32.198456	38.886278	20.77%	0
2018	38.535389	32.198456	-16.44%	0
2017	32.603615	38.535389	18.19%	0
2016	29.708060	32.603615	9.75%	0
2015	30.800617	29.708060	-3.55%	0
2014	29.626244	30.800617	3.96%	139
2013	22.238318	29.626244	33.22%	139
2012	19.798438	22.238318	12.32%	139
2011	22.649634	19.798438	-12.59%	139
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	15.848274	17.946938	13.24%	0
2019	12.659917	15.848274	25.18%	0
2018	15.171492	12.659917	-16.55%	0
2017	11.892246	15.171492	27.57%	0
2016	12.782795	11.892246	-6.97%	0
2015	12.597351	12.782795	1.47%	0
2014	13.989630	12.597351	-9.95%	0
2013	10.943426	13.989630	27.84%	0
2012	9.259501	10.943426	18.19%	0
2011	11.409016	9.259501	-18.84%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	12.473038	14.105071	13.08%	0
2019	9.977235	12.473038	25.01%	0
2018	11.980836	9.977235	-16.72%	0
2017	9.399600	11.980836	27.46%	0
2016	10.119145	9.399600	-7.11%	0
2015	9.991063	10.119145	1.28%	0
2014	11.111736	9.991063	-10.09%	0
2013	8.706221	11.111736	27.63%	0
2012	7.376535	8.706221	18.03%	0
2011	9.101218	7.376535	-18.95%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2020	23.051025	24.009393	4.16%	0
2019	17.809244	23.051025	29.43%	0
2018	21.115068	17.809244	-15.66%	0
2017	18.638221	21.115068	13.29%	0
2016	16.986683	18.638221	9.72%	0
2015	17.467194	16.986683	-2.75%	0
2014	16.005092	17.467194	9.14%	0
2013	12.338747	16.005092	29.71%	0
2012	10.417634	12.338747	18.44%	0
2011	10.902396	10.417634	-4.45%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2020	22.416965	23.303132	3.95%	0
2019	17.336540	22.416965	29.30%	0
2018	20.582070	17.336540	-15.77%	0
2017	18.194825	20.582070	13.12%	0
2016	16.610661	18.194825	9.54%	0
2015	17.107510	16.610661	-2.90%	0
2014	15.703673	17.107510	8.94%	0
2013	12.116523	15.703673	29.61%	0
2012	10.251444	12.116523	18.19%	0
2011	10.742662	10.251444	-4.57%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	28.119080	29.825621	6.07%	0
2019	21.355171	28.119080	31.67%	0
2018	26.349039	21.355171	-18.95%	0
2017	22.541157	26.349039	16.89%	0
2016	20.997911	22.541157	7.35%	0
2015	22.090385	20.997911	-4.95%	0
2014	21.116533	22.090385	4.61%	0
2013	16.509827	21.116533	27.90%	0
2012	13.248410	16.509827	24.62%	0
2011	14.823046	13.248410	-10.62%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	25.874138	27.404224	5.91%	0
2019	19.678476	25.874138	31.48%	0
2018	24.329477	19.678476	-19.12%	0
2017	20.835329	24.329477	16.77%	0
2016	19.445578	20.835329	7.15%	0
2015	20.485946	19.445578	-5.08%	0
2014	19.615798	20.485946	4.44%	109
2013	15.367245	19.615798	27.65%	109
2012	12.335080	15.367245	24.58%	109
2011	13.829884	12.335080	-10.81%	109
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.134678	15.486584	9.56%	0
2019	12.027235	14.134678	17.52%	0
2018	13.577929	12.027235	-11.42%	0
2017	12.365894	13.577929	9.80%	0
2016	11.142483	12.365894	10.98%	0
2015	12.116992	11.142483	-8.04%	0
2014	12.015766	12.116992	0.84%	0
2013	9.901081	12.015766	21.36%	0
2012	8.755911	9.901081	13.08%	0
2011	9.069547	8.755911	-3.46%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2020	30.880775	35.192172	13.96%	0
2019	24.304400	30.880775	27.06%	0
2018	26.052111	24.304400	-6.71%	0
2017	21.984964	26.052111	18.50%	0
2016	19.273837	21.984964	14.07%	0
2015	20.352381	19.273837	-5.30%	0
2014	19.042208	20.352381	6.88%	0
2013	14.933081	19.042208	27.52%	0
2012	13.577619	14.933081	9.98%	0
2011	13.027216	13.577619	4.23%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	15.904836	15.451820	-2.85%	0
2019	14.375673	15.904836	10.64%	0
2018	17.305730	14.375673	-16.93%	0
2017	15.081880	17.305730	14.75%	0
2016	14.309245	15.081880	5.40%	0
2015	15.576551	14.309245	-8.14%	0
2014	17.827290	15.576551	-12.63%	0
2013	14.749026	17.827290	20.87%	0
2012	12.684202	14.749026	16.28%	0
2011	14.444853	12.684202	-12.19%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	24.998541	34.805450	39.23%	0
2019	18.688166	24.998541	33.77%	0
2018	19.833608	18.688166	-5.78%	0
2017	15.923183	19.833608	24.56%	0
2016	15.917930	15.923183	0.03%	0
2015	15.498331	15.917930	2.71%	0
2014	14.612882	15.498331	6.06%	0
2013	10.660821	14.612882	37.07%	0
2012	9.588711	10.660821	11.18%	0
2011	10.446613	9.588711	-8.21%	0
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	24.065007	23.338773	-3.02%	0
2019	19.644113	24.065007	22.50%	0
2018	22.864838	19.644113	-14.09%	0
2017	19.832503	22.864838	15.29%	0
2016	17.288918	19.832503	14.71%	0
2015	18.797253	17.288918	-8.02%	0
2014	17.571964	18.797253	6.97%	0
2013	13.211126	17.571964	33.01%	0
2012	11.330245	13.211126	16.60%	0
2011	11.803976	11.330245	-4.01%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	19.349355	21.599778	11.63%	0
2019	15.301988	19.349355	26.45%	0
2018	17.226654	15.301988	-11.17%	0
2017	15.523062	17.226654	10.97%	0
2016	14.357289	15.523062	8.12%	0
2015	15.539521	14.357289	-7.61%	0
2014	14.654769	15.539521	6.04%	0
2013	11.563782	14.654769	26.73%	0
2012	10.356580	11.563782	11.66%	0
2011	10.568803	10.356580	-2.01%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	18.711417	20.836379	11.36%	0
2019	14.831848	18.711417	26.16%	0
2018	16.737149	14.831848	-11.38%	0
2017	15.121801	16.737149	10.68%	0
2016	14.017258	15.121801	7.88%	0
2015	15.209034	14.017258	-7.84%	0
2014	14.382969	15.209034	5.74%	0
2013	11.376915	14.382969	26.42%	0
2012	10.213326	11.376915	11.39%	0
2011	10.446697	10.213326	-2.23%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020*	10.000000	14.632948	46.33%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.597803	45.98%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	31.372725	39.262801	25.15%	0
2019	24.278903	31.372725	29.22%	0
2018	28.524279	24.278903	-14.88%	0
2017	21.285326	28.524279	34.01%	0
2016	21.689725	21.285326	-1.86%	0
2015	21.281745	21.689725	1.92%	0
2014	21.218634	21.281745	0.30%	0
2013	16.998610	21.218634	24.83%	0
2012	14.297122	16.998610	18.90%	0
2011	15.899068	14.297122	-10.08%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	29.969213	37.417924	24.85%	308
2019	23.251564	29.969213	28.89%	354
2018	27.384540	23.251564	-15.09%	404
2017	20.486628	27.384540	33.67%	456
2016	20.925821	20.486628	-2.10%	514
2015	20.586019	20.925821	1.65%	580
2014	20.572484	20.586019	0.07%	645
2013	16.521975	20.572484	24.52%	351
2012	13.932342	16.521975	18.59%	390
2011	15.533532	13.932342	-10.31%	435
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.638928	10.786181	1.38%	0
2019	9.792543	10.638928	8.64%	0
2018	10.447847	9.792543	-6.27%	0
2017	10.026153	10.447847	4.21%	0
2016	9.597963	10.026153	4.46%	0
2015	10.015262	9.597963	-4.17%	0
2014	9.932500	10.015262	0.83%	0
2013	10.143468	9.932500	-2.08%	0
2012*	10.000000	10.143468	1.43%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	17.897198	18.073189	0.98%	0
2019	16.502761	17.897198	8.45%	0
2018	17.633240	16.502761	-6.41%	0
2017	16.959212	17.633240	3.97%	0
2016	16.275863	16.959212	4.20%	0
2015	17.023797	16.275863	-4.39%	0
2014	16.940300	17.023797	0.49%	0
2013	17.340863	16.940300	-2.31%	0
2012	15.631141	17.340863	10.94%	0
2011	15.838389	15.631141	-1.31%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	24.630719	27.468633	11.52%	0
2019	19.588862	24.630719	25.74%	0
2018	23.563739	19.588862	-16.87%	0
2017	19.580877	23.563739	20.34%	0
2016	20.109327	19.580877	-2.63%	0
2015	21.060251	20.109327	-4.52%	0
2014	21.459865	21.060251	-1.86%	0
2013	18.435791	21.459865	16.40%	0
2012	16.314518	18.435791	13.00%	0
2011	17.889275	16.314518	-8.80%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	25.163804	28.051730	11.48%	0
2019	19.481275	25.163804	29.17%	0
2018	21.621790	19.481275	-9.90%	0
2017	18.905426	21.621790	14.37%	0
2016	17.323103	18.905426	9.13%	0
2015	17.135269	17.323103	1.10%	0
2014	15.829663	17.135269	8.25%	0
2013	12.282775	15.829663	28.88%	0
2012	10.743211	12.282775	14.33%	0
2011	10.991000	10.743211	-2.25%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares - Q/NQ
2020	23.974230	25.680440	7.12%	0
2019	19.517517	23.974230	22.83%	0
2018	22.457031	19.517517	-13.09%	0
2017	19.929138	22.457031	12.68%	0
2016	17.917308	19.929138	11.23%	0
2015	19.040730	17.917308	-5.90%	0
2014	18.594913	19.040730	2.40%	0
2013	14.722385	18.594913	26.30%	0
2012	13.533309	14.722385	8.79%	0
2011	14.742214	13.533309	-8.20%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	35.312651	41.524310	17.59%	0
2019	28.476798	35.312651	24.00%	0
2018	32.390469	28.476798	-12.08%	0
2017	28.936376	32.390469	11.94%	0
2016	24.997349	28.936376	15.76%	0
2015	27.092830	24.997349	-7.73%	0
2014	24.685750	27.092830	9.75%	0
2013	17.853526	24.685750	38.27%	0
2012	15.433360	17.853526	15.68%	0
2011	16.095802	15.433360	-4.12%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	20.302715	23.815771	17.30%	0
2019	16.416293	20.302715	23.67%	0
2018	18.717301	16.416293	-12.29%	0
2017	16.757414	18.717301	11.70%	0
2016	14.523164	16.757414	15.38%	0
2015	15.773225	14.523164	-7.93%	0
2014	14.407753	15.773225	9.48%	0
2013	10.449268	14.407753	37.88%	0
2012	9.057147	10.449268	15.37%	0
2011	9.462403	9.057147	-4.28%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.641202	12.629207	18.68%	0
2019	8.481938	10.641202	25.46%	0
2018	10.754339	8.481938	-21.13%	0
2017	8.673756	10.754339	23.99%	0
2016	9.092687	8.673756	-4.61%	0
2015	8.994189	9.092687	1.10%	0
2014*	10.000000	8.994189	-10.06%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.804938	18.763968	11.66%	0
2019	14.074053	16.804938	19.40%	0
2018	15.181299	14.074053	-7.29%	0
2017	13.090311	15.181299	15.97%	0
2016	13.701831	13.090311	-4.46%	0
2015	15.247004	13.701831	-10.13%	0
2014	16.414568	15.247004	-7.11%	0
2013	13.378593	16.414568	22.69%	0
2012	11.449652	13.378593	16.85%	0
2011	12.583734	11.449652	-9.01%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.128720	9.804521	-3.20%	0
2019	8.743844	10.128720	15.84%	0
2018	10.950979	8.743844	-20.15%	0
2017	8.736885	10.950979	25.34%	0
2016	7.377125	8.736885	18.43%	0
2015	9.411567	7.377125	-21.62%	0
2014*	10.000000	9.411567	-5.88%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	22.570279	30.123764	33.47%	191
2019	16.646873	22.570279	35.58%	220
2018	16.819474	16.646873	-1.03%	251
2017	13.540624	16.819474	24.21%	283
2016	13.199888	13.540624	2.58%	319
2015	12.891032	13.199888	2.40%	360
2014	12.110899	12.891032	6.44%	400
2013	9.001516	12.110899	34.54%	443
2012	7.885843	9.001516	14.15%	492
2011	8.570745	7.885843	-7.99%	549
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	31.198658	44.535420	42.75%	0
2019	22.522713	31.198658	38.52%	0
2018	23.374706	22.522713	-3.64%	0
2017	18.869403	23.374706	23.88%	0
2016	17.687360	18.869403	6.68%	0
2015	18.434730	17.687360	-4.05%	0
2014	20.324711	18.434730	-9.30%	0
2013	14.678435	20.324711	38.47%	0
2012	12.383210	14.678435	18.53%	0
2011	14.109771	12.383210	-12.24%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	29.164155	29.516270	1.21%	477
2019	22.967357	29.164155	26.98%	549
2018	26.133433	22.967357	-12.12%	626
2017	22.711473	26.133433	15.07%	706
2016	20.357438	22.711473	11.56%	795
2015	20.958065	20.357438	-2.87%	898
2014	19.396004	20.958065	8.05%	998
2013	14.588594	19.396004	32.95%	1,104
2012	12.840072	14.588594	13.62%	1,226
2011	13.156277	12.840072	-2.40%	1,369
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.927477	24.665705	17.86%	0
2019	16.986135	20.927477	23.20%	0
2018	19.192306	16.986135	-11.50%	0
2017	15.433584	19.192306	24.35%	0
2016	15.157397	15.433584	1.82%	0
2015	14.539877	15.157397	4.25%	0
2014	14.662964	14.539877	-0.84%	0
2013	11.716593	14.662964	25.15%	0
2012	10.307925	11.716593	13.67%	0
2011	10.702750	10.307925	-3.69%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.047632	20.425821	19.82%	0
2019	12.455953	17.047632	36.86%	0
2018	12.632368	12.455953	-1.40%	0
2017	10.056733	12.632368	25.61%	0
2016	9.690096	10.056733	3.78%	0
2015*	10.000000	9.690096	-3.10%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	13.611311	14.353275	5.45%	0
2019	12.550316	13.611311	8.45%	0
2018	12.918941	12.550316	-2.85%	0
2017	12.441749	12.918941	3.84%	0
2016	11.986098	12.441749	3.80%	0
2015	12.327078	11.986098	-2.77%	0
2014	11.687977	12.327078	5.47%	0
2013	11.990000	11.687977	-2.52%	0
2012	11.199459	11.990000	7.06%	0
2011	10.836056	11.199459	3.35%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.657525	18.710237	47.82%	0
2019	9.718020	12.657525	30.25%	0
2018	11.895432	9.718020	-18.30%	0
2017	9.663559	11.895432	23.10%	0
2016	10.104996	9.663559	-4.37%	0
2015	10.373896	10.104996	-2.59%	0
2014	10.725252	10.373896	-3.28%	0
2013	9.034304	10.725252	18.72%	0
2012	7.976413	9.034304	13.26%	0
2011	9.000995	7.976413	-11.38%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.378935	20.182569	9.81%	0
2019	15.519128	18.378935	18.43%	0
2018	16.659012	15.519128	-6.84%	0
2017	14.672143	16.659012	13.54%	0
2016	13.727661	14.672143	6.88%	0
2015	13.864243	13.727661	-0.99%	0
2014	13.467867	13.864243	2.94%	0
2013	11.141370	13.467867	20.88%	0
2012	9.820076	11.141370	13.46%	0
2011	9.922759	9.820076	-1.03%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.490699	12.303860	7.08%	0
2019	10.753223	11.490699	6.86%	0
2018	11.087281	10.753223	-3.01%	0
2017	10.955312	11.087281	1.20%	0
2016	10.884112	10.955312	0.65%	0
2015	11.126283	10.884112	-2.18%	0
2014	10.809399	11.126283	2.93%	0
2013	11.315634	10.809399	-4.47%	0
2012	10.995134	11.315634	2.91%	0
2011	10.606108	10.995134	3.67%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.679469	28.893005	27.40%	0
2019	17.161755	22.679469	32.15%	0
2018	19.326108	17.161755	-11.20%	0
2017	15.048988	19.326108	28.42%	0
2016	15.318758	15.048988	-1.76%	0
2015	14.663961	15.318758	4.47%	0
2014	14.686033	14.663961	-0.15%	0
2013	11.643199	14.686033	26.13%	0
2012	9.726901	11.643199	19.70%	0
2011	10.938302	9.726901	-11.07%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	24.398597	36.242801	48.54%	0
2019	19.099330	24.398597	27.75%	0
2018	19.610087	19.099330	-2.60%	0
2017	15.648893	19.610087	25.31%	0
2016	14.632935	15.648893	6.94%	0
2015	14.022697	14.632935	4.35%	0
2014	13.234019	14.022697	5.96%	0
2013	10.413584	13.234019	27.08%	0
2012	9.046835	10.413584	15.11%	0
2011	9.680230	9.046835	-6.54%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.546997	21.672362	10.87%	0
2019	15.863919	19.546997	23.22%	0
2018	16.542715	15.863919	-4.10%	0
2017	13.836706	16.542715	19.56%	0
2016	12.702711	13.836706	8.93%	0
2015	12.816088	12.702711	-0.88%	0
2014	11.858170	12.816088	8.08%	0
2013	9.095307	11.858170	30.38%	0
2012	7.924459	9.095307	14.78%	0
2011	8.266547	7.924459	-4.14%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	21.304795	22.989343	7.91%	0
2019	16.840865	21.304795	26.51%	0
2018	17.225501	16.840865	-2.23%	0
2017	14.609348	17.225501	17.91%	0
2016	13.403507	14.609348	9.00%	0
2015	13.580203	13.403507	-1.30%	0
2014	12.386625	13.580203	9.64%	0
2013	9.658880	12.386625	28.24%	0
2012	8.653182	9.658880	11.62%	0
2011	8.791678	8.653182	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.714981	17.343774	10.36%	0
2019	12.929530	15.714981	21.54%	0
2018	14.775950	12.929530	-12.50%	0
2017	12.578517	14.775950	17.47%	0
2016	11.837882	12.578517	6.26%	0
2015	12.288876	11.837882	-3.67%	0
2014	11.993938	12.288876	2.46%	0
2013	9.447642	11.993938	26.95%	0
2012	8.295902	9.447642	13.88%	0
2011	9.037008	8.295902	-8.20%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.102902	15.166469	7.54%	0
2019	12.380298	14.102902	13.91%	0
2018	13.467439	12.380298	-8.07%	0
2017	12.257304	13.467439	9.87%	0
2016	11.780796	12.257304	4.04%	0
2015	12.143745	11.780796	-2.99%	0
2014	11.874946	12.143745	2.26%	0
2013	10.562844	11.874946	12.42%	0
2012	9.700454	10.562844	8.89%	0
2011	10.027838	9.700454	-3.26%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.187991	16.599487	9.29%	0
2019	12.882537	15.187991	17.90%	0
2018	14.307720	12.882537	-9.96%	0
2017	12.599919	14.307720	13.55%	0
2016	11.973166	12.599919	5.23%	0
2015	12.375742	11.973166	-3.25%	0
2014	12.055552	12.375742	2.66%	0
2013	10.140761	12.055552	18.88%	0
2012	9.101244	10.140761	11.42%	0
2011	9.613325	9.101244	-5.33%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.351534	13.030261	5.50%	0
2019	11.382568	12.351534	8.51%	0
2018	11.920765	11.382568	-4.51%	0
2017	11.430372	11.920765	4.29%	0
2016	11.143052	11.430372	2.58%	0
2015	11.448690	11.143052	-2.67%	0
2014	11.299369	11.448690	1.32%	0
2013	10.982338	11.299369	2.89%	0
2012	10.419919	10.982338	5.40%	0
2011	10.478811	10.419919	-0.56%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.693190	15.946721	8.53%	0
2019	12.683946	14.693190	15.84%	0
2018	13.924425	12.683946	-8.91%	0
2017	12.459980	13.924425	11.75%	0
2016	11.904805	12.459980	4.66%	0
2015	12.272399	11.904805	-3.00%	0
2014	11.969453	12.272399	2.53%	0
2013	10.362445	11.969453	15.51%	0
2012	9.405547	10.362445	10.17%	0
2011	9.821305	9.405547	-4.23%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.437615	16.992366	10.07%	0
2019	12.881014	15.437615	19.85%	0
2018	14.518437	12.881014	-11.28%	0
2017	12.540346	14.518437	15.77%	0
2016	11.886699	12.540346	5.50%	0
2015	12.308708	11.886699	-3.43%	0
2014	12.005828	12.308708	2.52%	0
2013	9.852628	12.005828	21.85%	0
2012	8.769858	9.852628	12.35%	0
2011	9.382225	8.769858	-6.53%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.607953	14.550819	6.93%	0
2019	12.142053	13.607953	12.07%	0
2018	13.004341	12.142053	-6.63%	0
2017	12.069112	13.004341	7.75%	0
2016	11.612009	12.069112	3.94%	0
2015	11.970472	11.612009	-2.99%	0
2014	11.729710	11.970472	2.05%	0
2013	10.754332	11.729710	9.07%	0
2012	9.967594	10.754332	7.89%	0
2011	10.192952	9.967594	-2.21%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.675270	15.134435	3.13%	0
2019	13.305697	14.675270	10.29%	0
2018	16.097531	13.305697	-17.34%	0
2017	13.377552	16.097531	20.33%	0
2016	13.492419	13.377552	-0.85%	0
2015	14.319716	13.492419	-5.78%	0
2014	15.899946	14.319716	-9.94%	0
2013	13.502774	15.899946	17.75%	0
2012	11.518399	13.502774	17.23%	0
2011	13.414082	11.518399	-14.13%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.733895	17.34%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.734398	17.34%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	12.905352	13.541000	4.93%	0
2019	12.081508	12.905352	6.82%	0
2018	12.374988	12.081508	-2.37%	0
2017	12.088872	12.374988	2.37%	0
2016	11.702954	12.088872	3.30%	0
2015	12.022297	11.702954	-2.66%	0
2014	11.671367	12.022297	3.01%	0
2013	12.135479	11.671367	-3.82%	0
2012	11.486754	12.135479	5.65%	0
2011	10.989796	11.486754	4.52%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.521726	13.109033	4.69%	0
2019	11.748880	12.521726	6.58%	0
2018	12.066844	11.748880	-2.64%	0
2017	11.812447	12.066844	2.15%	0
2016	11.472487	11.812447	2.96%	0
2015	11.804603	11.472487	-2.81%	0
2014	11.501237	11.804603	2.64%	0
2013	11.985097	11.501237	-4.04%	0
2012	11.373008	11.985097	5.38%	0
2011	10.917498	11.373008	4.17%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.355628	14.279038	6.91%	0
2019	12.428841	13.355628	7.46%	0
2018	12.864380	12.428841	-3.39%	0
2017	12.643252	12.864380	1.75%	0
2016	12.477752	12.643252	1.33%	0
2015	12.792070	12.477752	-2.46%	0
2014	12.439242	12.792070	2.84%	0
2013	12.952001	12.439242	-3.96%	0
2012	12.332403	12.952001	5.02%	0
2011	11.859763	12.332403	3.99%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	26.057241	28.869812	10.79%	0
2019	21.665031	26.057241	20.27%	0
2018	26.836625	21.665031	-19.27%	0
2017	19.379787	26.836625	38.48%	0
2016	18.388878	19.379787	5.39%	0
2015	22.389315	18.388878	-17.87%	0
2014	24.222747	22.389315	-7.57%	0
2013	24.599006	24.222747	-1.53%	0
2012	21.445630	24.599006	14.70%	0
2011	28.256828	21.445630	-24.10%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.732653	12.195855	3.95%	0
2020	11.732653	12.195855	3.95%	0
2019	10.428692	11.732653	12.50%	0
2018	10.966130	10.428692	-4.90%	0
2017	10.475759	10.966130	4.68%	0
2016	9.358656	10.475759	11.94%	0
2015	9.800330	9.358656	-4.51%	0
2014*	10.000000	9.800330	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	13.028841	13.551868	4.01%	0
2019	12.503902	13.028841	4.20%	0
2018	12.760070	12.503902	-2.01%	0
2017	12.747438	12.760070	0.10%	0
2016	12.904545	12.747438	-1.22%	0
2015	13.175535	12.904545	-2.06%	0
2014	12.850408	13.175535	2.53%	0
2013	13.659991	12.850408	-5.93%	0
2012	13.519076	13.659991	1.04%	0
2011	12.854551	13.519076	5.17%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.576180	8.429414	-1.71%	0
2019	8.593652	8.576180	-0.20%	0
2018	8.645278	8.593652	-0.60%	0
2017	8.779741	8.645278	-1.53%	0
2016	8.953187	8.779741	-1.94%	0
2015	9.131244	8.953187	-1.95%	0
2014	9.312842	9.131244	-1.95%	0
2013	9.498055	9.312842	-1.95%	0
2012	9.687472	9.498055	-1.96%	0
2011	9.879590	9.687472	-1.94%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.717657	10.260392	5.59%	0
2019	8.334556	9.717657	16.59%	0
2018	9.978335	8.334556	-16.47%	0
2017	8.008003	9.978335	24.60%	0
2016	8.115402	8.008003	-1.32%	0
2015	8.552281	8.115402	-5.11%	0
2014	8.785622	8.552281	-2.66%	0
2013	7.621717	8.785622	15.27%	0
2012	6.746396	7.621717	12.97%	0
2011	7.644830	6.746396	-11.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	23.513954	26.010356	10.62%	0
2019	19.381845	23.513954	21.32%	0
2018	21.690204	19.381845	-10.64%	0
2017	18.678002	21.690204	16.13%	0
2016	17.400924	18.678002	7.34%	0
2015	17.925942	17.400924	-2.93%	0
2014	17.414288	17.925942	2.94%	0
2013	13.957428	17.414288	24.77%	0
2012	12.282356	13.957428	13.64%	0
2011	13.038758	12.282356	-5.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.554030	18.830739	7.27%	0
2019	15.521865	17.554030	13.09%	0
2018	16.639227	15.521865	-6.72%	0
2017	15.269557	16.639227	8.97%	0
2016	14.649101	15.269557	4.24%	0
2015	14.966448	14.649101	-2.12%	0
2014	14.594888	14.966448	2.55%	0
2013	13.123412	14.594888	11.21%	0
2012	12.236480	13.123412	7.25%	0
2011	12.369869	12.236480	-1.08%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.384287	23.403514	9.44%	0
2019	18.183629	21.384287	17.60%	0
2018	19.830499	18.183629	-8.30%	0
2017	17.615153	19.830499	12.58%	0
2016	16.674050	17.615153	5.64%	0
2015	17.096610	16.674050	-2.47%	0
2014	16.572851	17.096610	3.16%	0
2013	14.144874	16.572851	17.17%	0
2012	12.852412	14.144874	10.06%	0
2011	13.231289	12.852412	-2.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.016486	14.666057	4.63%	0
2019	13.051065	14.016486	7.40%	0
2018	13.556540	13.051065	-3.73%	0
2017	13.081981	13.556540	3.63%	0
2016	12.795855	13.081981	2.24%	0
2015	13.015875	12.795855	-1.69%	0
2014	12.777639	13.015875	1.86%	0
2013	12.431114	12.777639	2.79%	0
2012	12.055021	12.431114	3.12%	0
2011	11.944123	12.055021	0.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	19.406219	20.996184	8.19%	748
2019	16.809306	19.406219	15.45%	861
2018	18.178030	16.809306	-7.53%	983
2017	16.416357	18.178030	10.73%	1,108
2016	15.625772	16.416357	5.06%	1,249
2015	15.990068	15.625772	-2.28%	1,409
2014	15.504739	15.990068	3.13%	1,567
2013	13.558582	15.504739	14.35%	1,733
2012	12.479564	13.558582	8.65%	1,925
2011	12.732366	12.479564	-1.99%	2,149
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	22.074978	24.313041	10.14%	165
2020	22.074978	24.313041	10.14%	165
2019	18.480098	22.074978	19.45%	190
2018	20.428172	18.480098	-9.54%	217
2017	17.855205	20.428172	14.41%	245
2016	16.785630	17.855205	6.37%	276
2015	17.245344	16.785630	-2.67%	311
2014	16.757634	17.245344	2.91%	346
2013	13.965625	16.757634	19.99%	383
2012	12.521078	13.965625	11.54%	425
2011	13.047052	12.521078	-4.03%	474

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	16.853694	17.938401	6.44%	0
2019	15.146603	16.853694	11.27%	0
2018	16.048449	15.146603	-5.62%	0
2017	14.986274	16.048449	7.09%	0
2016	14.458897	14.986274	3.65%	0
2015	14.750966	14.458897	-1.98%	0
2014	14.363568	14.750966	2.70%	0
2013	13.257793	14.363568	8.34%	0
2012	12.515829	13.257793	5.93%	0
2011	12.506227	12.515829	0.08%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.578662	27.487682	27.38%	0
2019	16.900612	21.578662	27.68%	0
2018	17.836292	16.900612	-5.25%	0
2017	14.005235	17.836292	27.35%	0
2016	14.004290	14.005235	0.01%	0
2015	13.849379	14.004290	1.12%	0
2014	12.823434	13.849379	8.00%	0
2013	9.729903	12.823434	31.79%	0
2012	8.544698	9.729903	13.87%	0
2011	9.005380	8.544698	-5.12%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	37.445045	43.653247	16.58%	0
2019	27.750843	37.445045	34.93%	0
2018	28.670864	27.750843	-3.21%	0
2017	22.966455	28.670864	24.84%	0
2016	22.600976	22.966455	1.62%	0
2015	21.933392	22.600976	3.04%	0
2014	20.560319	21.933392	6.68%	0
2013	15.339073	20.560319	34.04%	0
2012	13.181732	15.339073	16.37%	0
2011	13.750496	13.181732	-4.14%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	36.458911	42.371558	16.22%	884
2019	27.075736	36.458911	34.66%	1,018
2018	28.049481	27.075736	-3.47%	1,162
2017	22.511913	28.049481	24.60%	1,310
2016	22.219702	22.511913	1.32%	1,476
2015	21.619027	22.219702	2.78%	1,666
2014	20.309979	21.619027	6.45%	2,120
2013	15.198751	20.309979	33.63%	2,317
2012	13.090219	15.198751	16.11%	2,543
2011	13.691636	13.090219	-4.39%	2,807

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	28.126785	27.962528	-0.58%	0
2019	22.644063	28.126785	24.21%	0
2018	25.513247	22.644063	-11.25%	0
2017	23.994518	25.513247	6.33%	0
2016	20.355923	23.994518	17.87%	0
2015	21.725846	20.355923	-6.31%	0
2014	19.617821	21.725846	10.75%	0
2013	15.195144	19.617821	29.11%	0
2012	13.541825	15.195144	12.21%	0
2011	13.743741	13.541825	-1.47%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.780181	17.80%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	33.712063	37.389804	10.91%	0
2019	27.363381	33.712063	23.20%	0
2018	31.496445	27.363381	-13.12%	0
2017	27.743278	31.496445	13.53%	0
2016	23.521118	27.743278	17.95%	0
2015	24.612670	23.521118	-4.43%	0
2014	22.941033	24.612670	7.29%	0
2013	17.585400	22.941033	30.45%	0
2012	15.268118	17.585400	15.18%	0
2011	15.977707	15.268118	-4.44%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	31.002451	34.299532	10.63%	0
2019	25.211754	31.002451	22.97%	0
2018	29.080013	25.211754	-13.30%	0
2017	25.660170	29.080013	13.33%	0
2016	21.805083	25.660170	17.68%	0
2015	22.872762	21.805083	-4.67%	0
2014	21.367043	22.872762	7.05%	0
2013	16.408610	21.367043	30.22%	0
2012	14.270451	16.408610	14.98%	0
2011	14.954238	14.270451	-4.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.148562	20.498751	-3.07%	0
2019	17.416072	21.148562	21.43%	0
2018	20.455517	17.416072	-14.86%	0
2017	18.325112	20.455517	11.63%	0
2016	15.892422	18.325112	15.31%	0
2015	16.690140	15.892422	-4.78%	0
2014	14.546263	16.690140	14.74%	0
2013	10.934308	14.546263	33.03%	0
2012	9.585454	10.934308	14.07%	0
2011	10.008039	9.585454	-4.22%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	22.213345	30.604730	37.78%	0
2019	16.734780	22.213345	32.74%	0
2018	18.597642	16.734780	-10.02%	0
2017	15.216117	18.597642	22.22%	0
2016	14.360685	15.216117	5.96%	0
2015	14.569145	14.360685	-1.43%	0
2014	14.491112	14.569145	0.54%	0
2013	10.266811	14.491112	41.15%	0
2012	9.259173	10.266811	10.88%	0
2011	9.524983	9.259173	-2.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	26.884938	27.718906	3.10%	0
2019	23.041534	26.884938	16.68%	0
2018	28.300476	23.041534	-18.58%	0
2017	26.463233	28.300476	6.94%	0
2016	21.430466	26.463233	23.48%	0
2015	23.257436	21.430466	-7.86%	0
2014	22.163617	23.257436	4.94%	0
2013	16.099724	22.163617	37.66%	0
2012	13.633240	16.099724	18.09%	0
2011	14.646516	13.633240	-6.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	23.906338	24.600733	2.90%	0
2019	20.542205	23.906338	16.38%	0
2018	25.282442	20.542205	-18.75%	0
2017	23.708549	25.282442	6.64%	0
2016	19.248370	23.708549	23.17%	0
2015	20.948791	19.248370	-8.12%	0
2014	20.011585	20.948791	4.68%	0
2013	14.575586	20.011585	37.30%	0
2012	12.357018	14.575586	17.95%	0
2011	13.329193	12.357018	-7.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	30.750297	36.991814	20.30%	0
2019	24.960004	30.750297	23.20%	0
2018	29.141193	24.960004	-14.35%	0
2017	26.187038	29.141193	11.28%	0
2016	21.742094	26.187038	20.44%	0
2015	22.543180	21.742094	-3.55%	0
2014	22.805680	22.543180	-1.15%	0
2013	16.506600	22.805680	38.16%	0
2012	14.575970	16.506600	13.25%	0
2011	15.740311	14.575970	-7.40%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	30.160057	36.183172	19.97%	143
2019	24.538428	30.160057	22.91%	165
2018	28.714555	24.538428	-14.54%	188
2017	25.869389	28.714555	11.00%	212
2016	21.528943	25.869389	20.16%	239
2015	22.381312	21.528943	-3.81%	270
2014	22.700269	22.381312	-1.41%	300
2013	16.471907	22.700269	37.81%	332
2012	14.580160	16.471907	12.97%	368
2011	15.785636	14.580160	-7.64%	411
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.436801	21.611676	11.19%	0
2019	15.476505	19.436801	25.59%	0
2018	16.618259	15.476505	-6.87%	0
2017	13.584255	16.618259	22.33%	0
2016	12.201172	13.584255	11.34%	0
2015	12.594061	12.201172	-3.12%	0
2014	12.053878	12.594061	4.48%	0
2013	8.564913	12.053878	40.74%	0
2012	7.476887	8.564913	14.55%	0
2011	8.631396	7.476887	-13.38%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	20.437688	22.716498	11.15%	0
2020	20.437688	22.716498	11.15%	0
2019	16.541950	20.437688	23.55%	0
2018	17.909971	16.541950	-7.64%	0
2017	15.398156	17.909971	16.31%	0
2016	14.261424	15.398156	7.97%	0
2015	14.592322	14.261424	-2.27%	0
2014	13.455834	14.592322	8.45%	0
2013	9.889497	13.455834	36.06%	0
2012	9.046395	9.889497	9.32%	0
2011	9.528955	9.046395	-5.06%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.224184	22.474625	11.13%	0
2019	16.364088	20.224184	23.59%	0
2018	17.733263	16.364088	-7.72%	0
2017	15.279085	17.733263	16.06%	0
2016	14.151526	15.279085	7.97%	0
2015	14.493622	14.151526	-2.36%	0
2014	13.376068	14.493622	8.35%	0
2013	9.846058	13.376068	35.85%	0
2012	9.016009	9.846058	9.21%	0
2011	9.505383	9.016009	-5.15%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.508067	15.263835	-7.54%	0
2019	12.906811	16.508067	27.90%	0
2018	13.721699	12.906811	-5.94%	0
2017	13.183858	13.721699	4.08%	0
2016	12.544898	13.183858	5.09%	0
2015	13.562081	12.544898	-7.50%	0
2014	10.755035	13.562081	26.10%	0
2013	10.680542	10.755035	0.70%	0
2012	9.424859	10.680542	13.32%	0
2011	9.055986	9.424859	4.07%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.236645	32.37%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020*	10.000000	13.216043	32.16%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.957752	10.040075	0.83%	0
2019	9.756995	9.957752	2.06%	0
2018	9.871129	9.756995	-1.16%	0
2017	9.910394	9.871129	-0.40%	0
2016	9.861228	9.910394	0.50%	0
2015	10.091776	9.861228	-2.28%	0
2014	10.241887	10.091776	-1.47%	0
2013	10.434583	10.241887	-1.85%	0
2012	10.280398	10.434583	1.50%	0
2011	10.349954	10.280398	-0.67%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.556424	33.923477	57.37%	0
2019	16.066510	21.556424	34.17%	0
2018	17.630562	16.066510	-8.87%	0
2017	14.099530	17.630562	25.04%	0
2016	13.558135	14.099530	3.99%	0
2015	13.875771	13.558135	-2.29%	0
2014	13.644232	13.875771	1.70%	0
2013	10.039569	13.644232	35.90%	0
2012	8.931698	10.039569	12.40%	0
2011	9.533309	8.931698	-6.31%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	26.843581	31.469031	17.23%	0
2019	21.747911	26.843581	23.43%	0
2018	23.530285	21.747911	-7.57%	0
2017	20.262548	23.530285	16.13%	0
2016	18.809392	20.262548	7.73%	0
2015	19.272823	18.809392	-2.40%	0
2014	17.807361	19.272823	8.23%	0
2013	13.198313	17.807361	34.92%	0
2012	12.129639	13.198313	8.81%	0
2011	12.763569	12.129639	-4.97%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.589222	12.110903	4.50%	0
2019	10.309156	11.589222	12.42%	0
2018	11.048454	10.309156	-6.69%	0
2017	10.263761	11.048454	7.65%	0
2016	9.245685	10.263761	11.01%	0
2015	9.658000	9.245685	-4.27%	0
2014*	10.000000	9.658000	-3.42%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.275685	12.234613	8.50%	0
2019	10.755888	11.275685	4.83%	0
2018	11.436860	10.755888	-5.95%	0
2017	10.532998	11.436860	8.58%	0
2016	10.438810	10.532998	0.90%	0
2015	11.469395	10.438810	-8.99%	0
2014	11.662394	11.469395	-1.65%	0
2013	12.730338	11.662394	-8.39%	0
2012	12.338602	12.730338	3.17%	0
2011	11.606488	12.338602	6.31%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.826579	10.922208	0.88%	0
2019	10.624998	10.826579	1.90%	0
2018	10.811841	10.624998	-1.73%	0
2017	10.889914	10.811841	-0.72%	0
2016	10.962826	10.889914	-0.67%	0
2015	11.157555	10.962826	-1.75%	0
2014	11.294935	11.157555	-1.22%	0
2013	11.546390	11.294935	-2.18%	0
2012	11.136275	11.546390	3.68%	0
2011	11.243820	11.136275	-0.96%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.809909	24.222483	36.01%	0
2019	13.283391	17.809909	34.08%	0
2018	13.234126	13.283391	0.37%	0
2017	10.310233	13.234126	28.36%	0
2016*	10.000000	10.310233	3.10%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	15.605368	17.151766	9.91%	0
2019	12.716987	15.605368	22.71%	0
2018	16.036681	12.716987	-20.70%	0
2017	12.920322	16.036681	24.12%	0
2016	13.507986	12.920322	-4.35%	0
2015	13.757382	13.507986	-1.81%	0
2014	15.051176	13.757382	-8.60%	0
2013	11.985840	15.051176	25.57%	0
2012	10.027161	11.985840	19.53%	0
2011	12.311158	10.027161	-18.55%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.865135	13.346159	3.74%	0
2019	10.061721	12.865135	27.86%	0
2018	11.215011	10.061721	-10.28%	0
2017*	10.000000	11.215011	12.15%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2020	24.314710	24.785286	1.94%	0
2019	19.959754	24.314710	21.82%	0
2018	25.425980	19.959754	-21.50%	0
2017	24.038025	25.425980	5.77%	0
2016	19.228166	24.038025	25.01%	0
2015	20.478751	19.228166	-6.11%	0
2014	20.192631	20.478751	1.42%	0
2013	14.751325	20.192631	36.89%	0
2012	12.805925	14.751325	15.19%	0
2011	13.708046	12.805925	-6.58%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.541239	6.456118	16.51%	0
2019	5.066467	5.541239	9.37%	0
2018	7.219996	5.066467	-29.83%	0
2017	7.511242	7.219996	-3.88%	0
2016	5.341347	7.511242	40.62%	0
2015	8.207733	5.341347	-34.92%	0
2014	10.379231	8.207733	-20.92%	0
2013	9.597551	10.379231	8.14%	0
2012*	10.000000	9.597551	-4.02%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.695962	6.652274	16.79%	0
2019	5.192885	5.695962	9.69%	0
2018	7.385177	5.192885	-29.69%	0
2017	7.661741	7.385177	-3.61%	0
2016	5.437103	7.661741	40.92%	0
2015	8.332372	5.437103	-34.75%	0
2014	10.505179	8.332372	-20.68%	0
2013	9.693042	10.505179	8.38%	0
2012*	10.000000	9.693042	-3.07%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	34.274704	53.026634	54.71%	0
2019	28.003358	34.274704	22.39%	0
2018	28.194502	28.003358	-0.68%	0
2017	22.845933	28.194502	23.41%	0
2016	21.623877	22.845933	5.65%	0
2015	22.708587	21.623877	-4.78%	0
2014	23.603514	22.708587	-3.79%	0
2013	16.023766	23.603514	47.30%	0
2012	15.150696	16.023766	5.76%	0
2011	16.195915	15.150696	-6.45%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	24.479321	24.582885	0.42%	0
2019	20.207557	24.479321	21.14%	0
2018	21.902530	20.207557	-7.74%	0
2017	18.843709	21.902530	16.23%	0
2016	17.310816	18.843709	8.86%	0
2015	17.415639	17.310816	-0.60%	0
2014	16.260402	17.415639	7.10%	0
2013	12.327624	16.260402	31.90%	0
2012	10.729530	12.327624	14.89%	0
2011	10.321484	10.729530	3.95%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	15.656389	15.682469	0.17%	0
2019	13.679212	15.656389	14.45%	0
2018	18.124769	13.679212	-24.53%	0
2017	14.783580	18.124769	22.60%	0
2016	15.205826	14.783580	-2.78%	0
2015	15.152318	15.205826	0.35%	0
2014	16.529556	15.152318	-8.33%	0
2013	13.743045	16.529556	20.28%	0
2012	12.280952	13.743045	11.91%	0
2011	15.554942	12.280952	-21.05%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	29.547893	39.134886	32.45%	0
2019	22.439621	29.547893	31.68%	0
2018	22.380393	22.439621	0.26%	9,127
2017	17.342655	22.380393	29.05%	9,127
2016	17.288562	17.342655	0.31%	0
2015	15.913900	17.288562	8.64%	0
2014	14.264460	15.913900	11.56%	0
2013	10.624477	14.264460	34.26%	0
2012	9.336478	10.624477	13.80%	0
2011	9.848962	9.336478	-5.67%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	33.602085	33.935446	0.99%	0
2019	28.596442	33.602085	17.50%	0
2018	34.453396	28.596442	-17.00%	0
2017	31.151457	34.453396	10.60%	0
2016	25.470554	31.151457	22.30%	0
2015	27.559716	25.470554	-7.58%	0
2014	25.812937	27.559716	6.77%	0
2013	19.137134	25.812937	34.88%	0
2012	16.484104	19.137134	16.09%	0
2011	18.407007	16.484104	-10.45%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.934722	20.032977	18.30%	0
2019	14.674730	16.934722	15.40%	0
2018	16.204024	14.674730	-9.44%	0
2017	14.540489	16.204024	11.44%	0
2016	14.292562	14.540489	1.73%	0
2015	14.731757	14.292562	-2.98%	0
2014	14.747464	14.731757	-0.11%	0
2013	13.152347	14.747464	12.13%	0
2012	12.204946	13.152347	7.76%	0
2011	12.923966	12.204946	-5.56%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.790067	13.517649	5.69%	0
2019	10.889056	12.790067	17.46%	0
2018	13.180011	10.889056	-17.38%	0
2017	11.689956	13.180011	12.75%	0
2016	10.353854	11.689956	12.90%	0
2015	10.837883	10.353854	-4.47%	0
2014*	10.000000	10.837883	8.38%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	34.042247	36.910250	8.42%	0
2019	28.423317	34.042247	19.77%	0
2018	31.867087	28.423317	-10.81%	0
2017	28.927566	31.867087	10.16%	0
2016	23.476362	28.927566	23.22%	0
2015	24.526878	23.476362	-4.28%	0
2014	23.808103	24.526878	3.02%	0
2013	17.264467	23.808103	37.90%	0
2012	15.221473	17.264467	13.42%	0
2011	15.444574	15.221473	-1.44%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	29.878839	34.554364	15.65%	0
2019	23.241031	29.878839	28.56%	0
2018	24.870961	23.241031	-6.55%	0
2017	20.879562	24.870961	19.12%	0
2016	19.071719	20.879562	9.48%	0
2015	19.247841	19.071719	-0.92%	0
2014	17.316037	19.247841	11.16%	0
2013	13.382971	17.316037	29.39%	0
2012	11.799690	13.382971	13.42%	0
2011	11.818090	11.799690	-0.16%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	32.685827	37.706135	15.36%	0
2019	25.490705	32.685827	28.23%	0
2018	27.341245	25.490705	-6.77%	0
2017	23.015384	27.341245	18.80%	0
2016	21.072776	23.015384	9.22%	0
2015	21.317712	21.072776	-1.15%	0
2014	19.232479	21.317712	10.84%	0
2013	14.900521	19.232479	29.07%	0
2012	13.167686	14.900521	13.16%	0
2011	13.221617	13.167686	-0.41%	0
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	25.156131	30.605444	21.66%	0
2019	19.105142	25.156131	31.67%	0
2018	20.395096	19.105142	-6.32%	0
2017	18.043323	20.395096	13.03%	0
2016	16.680199	18.043323	8.17%	0
2015	17.582345	16.680199	-5.13%	0
2014	15.813771	17.582345	11.18%	0
2013	12.011196	15.813771	31.66%	0
2012	10.946117	12.011196	9.73%	0
2011	11.069277	10.946117	-1.11%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.644444	10.640110	-0.04%	0
2019	10.143624	10.644444	4.94%	0
2018	10.360685	10.143624	-2.10%	0
2017	10.219732	10.360685	1.38%	0
2016	9.571477	10.219732	6.77%	0
2015	9.864698	9.571477	-2.97%	0
2014*	10.000000	9.864698	-1.35%	0
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	24.231882	25.043661	3.35%	0
2019	21.665253	24.231882	11.85%	0
2018	22.895261	21.665253	-5.37%	0
2017	21.922438	22.895261	4.44%	0
2016	19.530976	21.922438	12.24%	0
2015	20.487385	19.530976	-4.67%	0
2014	20.411413	20.487385	0.37%	0
2013	19.514754	20.411413	4.59%	0
2012	17.421606	19.514754	12.01%	0
2011	16.942265	17.421606	2.83%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.612253	10.473494	-1.31%	0
2019	9.030370	10.612253	17.52%	0
2018*	10.000000	9.030370	-9.70%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	15.066413	15.963925	5.96%	0
2019	14.047289	15.066413	7.25%	0
2018	14.421065	14.047289	-2.59%	0
2017	14.143770	14.421065	1.96%	0
2016	13.900049	14.143770	1.75%	0
2015	14.218352	13.900049	-2.24%	0
2014	13.978295	14.218352	1.72%	0
2013	14.117454	13.978295	-0.99%	0
2012	13.129788	14.117454	7.52%	0
2011	13.099330	13.129788	0.23%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	14.572186	15.403239	5.70%	0
2019	13.620638	14.572186	6.99%	0
2018	14.009905	13.620638	-2.78%	0
2017	13.778415	14.009905	1.68%	0
2016	13.579237	13.778415	1.47%	0
2015	13.917527	13.579237	-2.43%	0
2014	13.719608	13.917527	1.44%	0
2013	13.895319	13.719608	-1.26%	0
2012	12.955745	13.895319	7.25%	0
2011	12.961430	12.955745	-0.04%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ
2020	16.054293	18.432225	14.81%	0
2019	13.355895	16.054293	20.20%	0
2018	14.775770	13.355895	-9.61%	0
2017	12.701614	14.775770	16.33%	0
2016	12.663451	12.701614	0.30%	0
2015	12.925780	12.663451	-2.03%	0
2014	12.472382	12.925780	3.64%	0
2013	10.402999	12.472382	19.89%	0
2012	9.204218	10.402999	13.02%	0
2011	10.019366	9.204218	-8.14%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ
2020	14.546521	16.671977	14.61%	0
2019	12.117500	14.546521	20.05%	0
2018	13.424333	12.117500	-9.73%	0
2017	11.559878	13.424333	16.13%	0
2016	11.543955	11.559878	0.14%	0
2015	11.801371	11.543955	-2.18%	0
2014	11.408638	11.801371	3.44%	0
2013	9.535241	11.408638	19.65%	0
2012	8.452748	9.535241	12.81%	0
2011	9.220576	8.452748	-8.33%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2020	17.266560	19.415205	12.44%	0
2019	14.911117	17.266560	15.80%	0
2018	16.092396	14.911117	-7.34%	0
2017	14.410856	16.092396	11.67%	0
2016	14.274549	14.410856	0.95%	0
2015	14.562184	14.274549	-1.98%	0
2014	14.059984	14.562184	3.57%	0
2013	12.418061	14.059984	13.22%	0
2012	11.271524	12.418061	10.17%	0
2011	11.818778	11.271524	-4.63%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	15.948163	17.901044	12.25%	0
2019	13.789737	15.948163	15.65%	0
2018	14.909897	13.789737	-7.51%	0
2017	13.375137	14.909897	11.47%	0
2016	13.270508	13.375137	0.79%	0
2015	13.549516	13.270508	-2.06%	0
2014	13.100477	13.549516	3.43%	0
2013	11.589965	13.100477	13.03%	0
2012	10.537713	11.589965	9.99%	0
2011	11.063862	10.537713	-4.76%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2020	20.654720	24.760301	19.88%	0
2019	16.955659	20.654720	21.82%	0
2018	18.075232	16.955659	-6.19%	0
2017	15.865471	18.075232	13.93%	0
2016	15.107031	15.865471	5.02%	0
2015	15.337512	15.107031	-1.50%	0
2014	14.215964	15.337512	7.89%	0
2013	12.138999	14.215964	17.11%	0
2012	10.776009	12.138999	12.65%	0
2011	11.427274	10.776009	-5.70%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	21.081461	25.231409	19.69%	0
2019	17.331986	21.081461	21.63%	0
2018	18.509754	17.331986	-6.36%	0
2017	16.265025	18.509754	13.80%	0
2016	15.513364	16.265025	4.85%	0
2015	15.773140	15.513364	-1.65%	0
2014	14.629338	15.773140	7.82%	0
2013	12.514651	14.629338	16.90%	0
2012	11.122263	12.514651	12.52%	0
2011	11.800267	11.122263	-5.75%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2020	20.159575	26.370625	30.81%	0
2019	15.828938	20.159575	27.36%	0
2018	16.999155	15.828938	-6.88%	0
2017	14.014952	16.999155	21.29%	0
2016	13.916593	14.014952	0.71%	0
2015	14.038213	13.916593	-0.87%	0
2014	12.918522	14.038213	8.67%	0
2013	9.525257	12.918522	35.62%	0
2012	7.927871	9.525257	20.15%	0
2011	8.312515	7.927871	-4.63%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	19.561786	25.562574	30.68%	0
2019	15.375604	19.561786	27.23%	0
2018	16.546424	15.375604	-7.08%	6,506
2017	13.670259	16.546424	21.04%	6,506
2016	13.587164	13.670259	0.61%	26,025
2015	13.723878	13.587164	-1.00%	26,025
2014	12.654979	13.723878	8.45%	26,025
2013	9.340171	12.654979	35.49%	0
2012	7.796609	9.340171	19.80%	0
2011	8.181876	7.796609	-4.71%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	20.730639	21.645809	4.41%	0
2019	16.613914	20.730639	24.78%	0
2018	18.509879	16.613914	-10.24%	0
2017	16.742662	18.509879	10.56%	0
2016	14.489343	16.742662	15.55%	0
2015	15.415357	14.489343	-6.01%	0
2014	14.478091	15.415357	6.47%	0
2013	11.540642	14.478091	25.45%	0
2012	10.049420	11.540642	14.84%	0
2011	10.166784	10.049420	-1.15%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	22.048175	22.998813	4.31%	0
2019	17.700090	22.048175	24.57%	0
2018	19.749554	17.700090	-10.38%	0
2017	17.888470	19.749554	10.40%	0
2016	15.506428	17.888470	15.36%	0
2015	16.523242	15.506428	-6.15%	0
2014	15.542515	16.523242	6.31%	0
2013	12.407007	15.542515	25.27%	7,161
2012	10.816082	12.407007	14.71%	7,274
2011	10.964570	10.816082	-1.35%	15,377

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2020	9.738822	9.574579	-1.69%	0
2019	9.740474	9.738822	-0.02%	0
2018	9.779406	9.740474	-0.40%	0
2017	9.911083	9.779406	-1.33%	0
2016	10.092158	9.911083	-1.79%	0
2015	10.295225	10.092158	-1.97%	0
2014	10.504279	10.295225	-1.99%	0
2013	10.715541	10.504279	-1.97%	0
2012	10.919978	10.715541	-1.87%	0
2011	11.130061	10.919978	-1.89%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2020	20.406827	21.545698	5.58%	0
2019	16.024981	20.406827	27.34%	0
2018	17.986159	16.024981	-10.90%	0
2017	15.716116	17.986159	14.44%	0
2016	13.830686	15.716116	13.63%	0
2015	14.452727	13.830686	-4.30%	0
2014	13.360009	14.452727	8.18%	0
2013	10.214693	13.360009	30.79%	0
2012	8.803618	10.214693	16.03%	0
2011	8.843666	8.803618	-0.45%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	20.486110	21.600977	5.44%	0
2019	16.119712	20.486110	27.09%	0
2018	18.115933	16.119712	-11.02%	0
2017	15.851333	18.115933	14.29%	0
2016	13.966027	15.851333	13.50%	0
2015	14.622255	13.966027	-4.49%	0
2014	13.536237	14.622255	8.02%	0
2013	10.365801	13.536237	30.59%	0
2012	8.945502	10.365801	15.88%	0
2011	9.005317	8.945502	-0.66%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	23.347984	32.891908	40.88%	0
2019	17.754929	23.347984	31.50%	0
2018	18.169431	17.754929	-2.28%	0
2017	13.732286	18.169431	32.31%	0
2016	13.912492	13.732286	-1.30%	0
2015	13.261156	13.912492	4.91%	0
2014	12.170156	13.261156	8.96%	0
2013	9.117515	12.170156	33.48%	0
2012	8.122539	9.117515	12.25%	0
2011	8.276274	8.122539	-1.86%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.814287	25.061284	40.68%	0
2019	13.567882	17.814287	31.30%	0
2018	13.906501	13.567882	-2.43%	0
2017	10.524928	13.906501	32.13%	0
2016	10.680386	10.524928	-1.46%	0
2015	10.194482	10.680386	4.77%	0
2014	9.370547	10.194482	8.79%	0
2013	7.030630	9.370547	33.28%	0
2012	6.271212	7.030630	12.11%	0
2011	6.401013	6.271212	-2.03%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	15.053064	15.142757	0.60%	0
2019	13.365985	15.053064	12.62%	0
2018	14.149757	13.365985	-5.54%	0
2017	13.484218	14.149757	4.94%	0
2016	12.029646	13.484218	12.09%	0
2015	12.754213	12.029646	-5.68%	0
2014	12.876135	12.754213	-0.95%	0
2013	12.409954	12.876135	3.76%	0
2012	11.089546	12.409954	11.91%	0
2011	10.887858	11.089546	1.85%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	15.973214	16.033073	0.37%	0
2019	14.201665	15.973214	12.47%	0
2018	15.038552	14.201665	-5.56%	0
2017	14.352332	15.038552	4.78%	0
2016	12.826918	14.352332	11.89%	0
2015	13.615056	12.826918	-5.79%	0
2014	13.768411	13.615056	-1.11%	0
2013	13.291976	13.768411	3.58%	0
2012	11.901129	13.291976	11.69%	0
2011	11.708344	11.901129	1.65%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2020	22.846849	26.473788	15.88%	0
2019	17.748667	22.846849	28.72%	0
2018	18.964814	17.748667	-6.41%	0
2017	15.898511	18.964814	19.29%	0
2016	14.502102	15.898511	9.63%	0
2015	14.603214	14.502102	-0.69%	0
2014	13.120664	14.603214	11.30%	0
2013	10.123966	13.120664	29.60%	0
2012	8.912561	10.123966	13.59%	0
2011	8.912348	8.912561	0.00%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2020	17.892993	19.182553	7.21%	0
2019	16.648774	17.892993	7.47%	0
2018	17.081045	16.648774	-2.53%	0
2017	16.723469	17.081045	2.14%	0
2016	16.291359	16.723469	2.65%	0
2015	16.723398	16.291359	-2.58%	0
2014	16.124948	16.723398	3.71%	0
2013	16.751836	16.124948	-3.74%	0
2012	16.142435	16.751836	3.78%	0
2011	15.345528	16.142435	5.19%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	62.680206	72.507479	15.68%	0
2019	51.852642	62.680206	20.88%	0
2018	61.992878	51.852642	-16.36%	0
2017	52.404380	61.992878	18.30%	0
2016	47.693854	52.404380	9.88%	0
2015	49.408368	47.693854	-3.47%	0
2014	47.475083	49.408368	4.07%	0
2013	35.603783	47.475083	33.34%	0
2012	31.661805	35.603783	12.45%	0
2011	36.184810	31.661805	-12.50%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	38.498087	44.469217	15.51%	0
2019	31.893296	38.498087	20.71%	0
2018	38.189776	31.893296	-16.49%	0
2017	32.327628	38.189776	18.13%	0
2016	29.471573	32.327628	9.69%	0
2015	30.571030	29.471573	-3.60%	0
2014	29.420417	30.571030	3.91%	0
2013	22.095073	29.420417	33.15%	2,762
2012	19.680976	22.095073	12.27%	2,976
2011	22.526738	19.680976	-12.63%	5,834
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	15.682086	17.749680	13.18%	0
2019	12.533560	15.682086	25.12%	0
2018	15.027778	12.533560	-16.60%	0
2017	11.785588	15.027778	27.51%	0
2016	12.674592	11.785588	-7.01%	0
2015	12.497094	12.674592	1.42%	0
2014	13.885382	12.497094	-10.00%	0
2013	10.867417	13.885382	27.77%	0
2012	9.199891	10.867417	18.13%	0
2011	11.341341	9.199891	-18.88%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	12.348471	13.957089	13.03%	0
2019	9.882643	12.348471	24.95%	0
2018	11.873343	9.882643	-16.77%	0
2017	9.320003	11.873343	27.40%	0
2016	10.038561	9.320003	-7.16%	7,012
2015	9.916556	10.038561	1.23%	7,012
2014	11.034504	9.916556	-10.13%	0
2013	8.650116	11.034504	27.56%	0
2012	7.332737	8.650116	17.97%	0
2011	9.051792	7.332737	-18.99%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2020	22.833528	23.770721	4.10%	0
2019	17.650205	22.833528	29.37%	0
2018	20.937244	17.650205	-15.70%	0
2017	18.490643	20.937244	13.23%	0
2016	16.860749	18.490643	9.67%	0
2015	17.346540	16.860749	-2.80%	0
2014	15.902646	17.346540	9.08%	0
2013	12.266023	15.902646	29.65%	0
2012	10.361531	12.266023	18.38%	0
2011	10.849199	10.361531	-4.49%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2020	22.205405	23.071436	3.90%	0
2019	17.181673	22.205405	29.24%	0
2018	20.408682	17.181673	-15.81%	0
2017	18.050730	20.408682	13.06%	0
2016	16.487486	18.050730	9.48%	0
2015	16.989325	16.487486	-2.95%	0
2014	15.603144	16.989325	8.88%	0
2013	12.045098	15.603144	29.54%	0
2012	10.196218	12.045098	18.13%	0
2011	10.690242	10.196218	-4.62%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	27.868001	29.544244	6.01%	0
2019	21.175287	27.868001	31.61%	0
2018	26.140493	21.175287	-18.99%	0
2017	22.374121	26.140493	16.83%	0
2016	20.852917	22.374121	7.29%	0
2015	21.949044	20.852917	-4.99%	0
2014	20.992133	21.949044	4.56%	0
2013	16.420935	20.992133	27.84%	0
2012	13.183822	16.420935	24.55%	0
2011	14.758302	13.183822	-10.67%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	25.641959	27.144455	5.86%	0
2019	19.511833	25.641959	31.42%	0
2018	24.135840	19.511833	-19.16%	0
2017	20.680017	24.135840	16.71%	0
2016	19.310446	20.680017	7.09%	0
2015	20.353968	19.310446	-5.13%	0
2014	19.499378	20.353968	4.38%	0
2013	15.283821	19.499378	27.58%	0
2012	12.274393	15.283821	24.52%	0
2011	13.768857	12.274393	-10.85%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.050825	15.386868	9.51%	0
2019	11.961986	14.050825	17.46%	0
2018	13.511207	11.961986	-11.47%	0
2017	12.311382	13.511207	9.75%	0
2016	11.099003	12.311382	10.92%	0
2015	12.075865	11.099003	-8.09%	0
2014	11.981099	12.075865	0.79%	0
2013	9.877544	11.981099	21.30%	0
2012	8.739564	9.877544	13.02%	0
2011	9.057230	8.739564	-3.51%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2020	30.605141	34.860256	13.90%	0
2019	24.099743	30.605141	26.99%	0
2018	25.845999	24.099743	-6.76%	0
2017	21.822121	25.845999	18.44%	0
2016	19.140809	21.822121	14.01%	0
2015	20.222221	19.140809	-5.35%	0
2014	18.930077	20.222221	6.83%	0
2013	14.852723	18.930077	27.45%	0
2012	13.511455	14.852723	9.93%	0
2011	12.970341	13.511455	4.17%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	15.762851	15.306063	-2.90%	0
2019	14.254616	15.762851	10.58%	0
2018	17.168806	14.254616	-16.97%	0
2017	14.970159	17.168806	14.69%	0
2016	14.210478	14.970159	5.35%	0
2015	15.476945	14.210478	-8.18%	0
2014	17.722344	15.476945	-12.67%	0
2013	14.669666	17.722344	20.81%	0
2012	12.622412	14.669666	16.22%	0
2011	14.381813	12.622412	-12.23%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	24.771599	34.471890	39.16%	0
2019	18.527950	24.771599	33.70%	0
2018	19.673683	18.527950	-5.82%	0
2017	15.802821	19.673683	24.49%	0
2016	15.805646	15.802821	-0.02%	0
2015	15.396858	15.805646	2.66%	0
2014	14.524615	15.396858	6.01%	0
2013	10.601830	14.524615	37.00%	0
2012	9.540522	10.601830	11.12%	0
2011	10.399406	9.540522	-8.26%	0
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	23.846493	23.115073	-3.07%	0
2019	19.475676	23.846493	22.44%	0
2018	22.680419	19.475676	-14.13%	0
2017	19.682551	22.680419	15.23%	0
2016	17.166933	19.682551	14.65%	0
2015	18.674151	17.166933	-8.07%	0
2014	17.465788	18.674151	6.92%	0
2013	13.137993	17.465788	32.94%	0
2012	11.273283	13.137993	16.54%	0
2011	11.750609	11.273283	-4.06%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	19.214810	21.438625	11.57%	0
2019	15.203343	19.214810	26.39%	0
2018	17.124397	15.203343	-11.22%	0
2017	15.438759	17.124397	10.92%	0
2016	14.286579	15.438759	8.06%	0
2015	15.470876	14.286579	-7.66%	0
2014	14.597481	15.470876	5.98%	0
2013	11.524451	14.597481	26.67%	0
2012	10.326627	11.524451	11.60%	0
2011	10.543614	10.326627	-2.06%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	18.581344	20.680998	11.30%	0
2019	14.736247	18.581344	26.09%	0
2018	16.637808	14.736247	-11.43%	0
2017	15.039698	16.637808	10.63%	0
2016	13.948251	15.039698	7.82%	0
2015	15.141882	13.948251	-7.88%	0
2014	14.326773	15.141882	5.69%	0
2013	11.338238	14.326773	26.36%	0
2012	10.183812	11.338238	11.34%	0
2011	10.421819	10.183812	-2.28%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020*	10.000000	14.627963	46.28%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.592826	45.93%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	31.092743	38.892559	25.09%	0
2019	24.074493	31.092743	29.15%	0
2018	28.298660	24.074493	-14.93%	0
2017	21.127692	28.298660	33.94%	0
2016	21.540045	21.127692	-1.91%	0
2015	21.145670	21.540045	1.87%	0
2014	21.093726	21.145670	0.25%	0
2013	16.907166	21.093726	24.76%	0
2012	14.227479	16.907166	18.83%	0
2011	15.829696	14.227479	-10.12%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	29.697099	37.059282	24.79%	0
2019	23.052201	29.697099	28.83%	0
2018	27.163686	23.052201	-15.14%	0
2017	20.331733	27.163686	33.60%	0
2016	20.778176	20.331733	-2.15%	0
2015	20.451209	20.778176	1.60%	0
2014	20.448194	20.451209	0.01%	0
2013	16.430531	20.448194	24.45%	0
2012	13.862315	16.430531	18.53%	0
2011	15.463332	13.862315	-10.35%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.600034	10.741285	1.33%	0
2019	9.761726	10.600034	8.59%	0
2018	10.420312	9.761726	-6.32%	0
2017	10.004805	10.420312	4.15%	0
2016	9.582391	10.004805	4.41%	0
2015	10.004117	9.582391	-4.22%	0
2014	9.926512	10.004117	0.78%	0
2013	10.142534	9.926512	-2.13%	0
2012*	10.000000	10.142534	1.43%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	17.734823	17.900090	0.93%	0
2019	16.361385	17.734823	8.39%	0
2018	17.491147	16.361385	-6.46%	0
2017	16.831093	17.491147	3.92%	0
2016	16.161125	16.831093	4.15%	0
2015	16.912410	16.161125	-4.44%	0
2014	16.838048	16.912410	0.44%	0
2013	17.244983	16.838048	-2.36%	0
2012	15.552671	17.244983	10.88%	0
2011	15.766911	15.552671	-1.36%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	24.407157	27.205433	11.46%	0
2019	19.420958	24.407157	25.67%	0
2018	23.373767	19.420958	-16.91%	0
2017	19.432894	23.373767	20.28%	0
2016	19.967501	19.432894	-2.68%	0
2015	20.922395	19.967501	-4.56%	0
2014	21.330276	20.922395	-1.91%	0
2013	18.333805	21.330276	16.34%	0
2012	16.232563	18.333805	12.94%	0
2011	17.808472	16.232563	-8.85%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	24.935258	27.782781	11.42%	0
2019	19.314194	24.935258	29.10%	0
2018	21.447356	19.314194	-9.95%	5,731
2017	18.762446	21.447356	14.31%	5,731
2016	17.200829	18.762446	9.08%	0
2015	17.022982	17.200829	1.04%	0
2014	15.733957	17.022982	8.19%	0
2013	12.214744	15.733957	28.81%	0
2012	10.689176	12.214744	14.27%	0
2011	10.941283	10.689176	-2.30%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares - Q/NQ
2020	23.760279	25.438274	7.06%	0
2019	19.353204	23.760279	22.77%	0
2018	22.279404	19.353204	-13.13%	0
2017	19.781559	22.279404	12.63%	0
2016	17.793675	19.781559	11.17%	0
2015	18.918995	17.793675	-5.95%	0
2014	18.485454	18.918995	2.35%	0
2013	14.643174	18.485454	26.24%	0
2012	13.467388	14.643174	8.73%	0
2011	14.677868	13.467388	-8.25%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	34.997491	41.132730	17.53%	0
2019	28.237030	34.997491	23.94%	0
2018	32.134244	28.237030	-12.13%	0
2017	28.722079	32.134244	11.88%	0
2016	24.824845	28.722079	15.70%	0
2015	26.919594	24.824845	-7.78%	0
2014	24.540419	26.919594	9.69%	0
2013	17.757456	24.540419	38.20%	0
2012	15.358163	17.757456	15.62%	0
2011	16.025532	15.358163	-4.16%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	20.161672	23.638281	17.24%	0
2019	16.310565	20.161672	23.61%	0
2018	18.606319	16.310565	-12.34%	3,304
2017	16.666531	18.606319	11.64%	3,304
2016	14.451738	16.666531	15.33%	3,304
2015	15.703670	14.451738	-7.97%	3,304
2014	14.351532	15.703670	9.42%	3,304
2013	10.413795	14.351532	37.81%	0
2012	9.031003	10.413795	15.31%	0
2011	9.439896	9.031003	-4.33%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.610462	12.586297	18.62%	0
2019	8.461748	10.610462	25.39%	0
2018	10.734262	8.461748	-21.17%	0
2017	8.661969	10.734262	23.92%	0
2016	9.084958	8.661969	-4.66%	0
2015	8.991116	9.084958	1.04%	0
2014*	10.000000	8.991116	-10.09%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.713738	18.652613	11.60%	0
2019	14.004804	16.713738	19.34%	0
2018	15.114357	14.004804	-7.34%	0
2017	13.039207	15.114357	15.91%	0
2016	13.655295	13.039207	-4.51%	0
2015	15.202990	13.655295	-10.18%	0
2014	16.375548	15.202990	-7.16%	0
2013	13.353591	16.375548	22.63%	0
2012	11.434104	13.353591	16.79%	0
2011	12.573051	11.434104	-9.06%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.099479	9.771226	-3.25%	0
2019	8.723050	10.099479	15.78%	0
2018	10.930546	8.723050	-20.20%	0
2017	8.725007	10.930546	25.28%	0
2016	7.370845	8.725007	18.37%	0
2015	9.408359	7.370845	-21.66%	0
2014*	10.000000	9.408359	-5.92%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	22.365460	29.835188	33.40%	0
2019	16.504226	22.365460	35.51%	0
2018	16.683905	16.504226	-1.08%	0
2017	13.438309	16.683905	24.15%	0
2016	13.106805	13.438309	2.53%	0
2015	12.806654	13.106805	2.34%	0
2014	12.037763	12.806654	6.39%	0
2013	8.951713	12.037763	34.47%	0
2012	7.846228	8.951713	14.09%	0
2011	8.532029	7.846228	-8.04%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	30.915432	44.108646	42.68%	0
2019	22.329625	30.915432	38.45%	0
2018	23.186213	22.329625	-3.69%	0
2017	18.726758	23.186213	23.81%	0
2016	17.562580	18.726758	6.63%	0
2015	18.314022	17.562580	-4.10%	0
2014	20.201934	18.314022	-9.35%	0
2013	14.597201	20.201934	38.40%	0
2012	12.320968	14.597201	18.47%	0
2011	14.045995	12.320968	-12.28%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	28.899440	29.233427	1.16%	0
2019	22.770504	28.899440	26.92%	0
2018	25.922750	22.770504	-12.16%	8,223
2017	22.539835	25.922750	15.01%	8,223
2016	20.213863	22.539835	11.51%	0
2015	20.820876	20.213863	-2.92%	0
2014	19.278867	20.820876	8.00%	0
2013	14.507875	19.278867	32.89%	0
2012	12.775566	14.507875	13.56%	0
2011	13.096854	12.775566	-2.45%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.824608	24.531941	17.80%	0
2019	16.911259	20.824608	23.14%	0
2018	19.117508	16.911259	-11.54%	0
2017	15.381252	19.117508	24.29%	0
2016	15.113680	15.381252	1.77%	7,722
2015	14.505331	15.113680	4.19%	7,722
2014	14.635577	14.505331	-0.89%	7,722
2013	11.700669	14.635577	25.08%	0
2012	10.299191	11.700669	13.61%	0
2011	10.699132	10.299191	-3.74%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.006281	20.365889	19.76%	0
2019	12.432075	17.006281	36.79%	0
2018	12.614613	12.432075	-1.45%	0
2017	10.047705	12.614613	25.55%	0
2016	9.686323	10.047705	3.73%	0
2015*	10.000000	9.686323	-3.14%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	13.496069	14.224498	5.40%	0
2019	12.450402	13.496069	8.40%	0
2018	12.822670	12.450402	-2.90%	0
2017	12.355315	12.822670	3.78%	0
2016	11.908896	12.355315	3.75%	0
2015	12.253926	11.908896	-2.82%	0
2014	11.624547	12.253926	5.41%	0
2013	11.931003	11.624547	-2.57%	0
2012	11.150052	11.931003	7.00%	0
2011	10.793736	11.150052	3.30%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.582429	18.589755	47.74%	0
2019	9.665295	12.582429	30.18%	0
2018	11.836961	9.665295	-18.35%	0
2017	9.620947	11.836961	23.03%	0
2016	10.065558	9.620947	-4.42%	0
2015	10.338679	10.065558	-2.64%	0
2014	10.694285	10.338679	-3.33%	0
2013	9.012807	10.694285	18.66%	0
2012	7.961507	9.012807	13.20%	0
2011	8.988754	7.961507	-11.43%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.251223	20.032111	9.76%	0
2019	15.419156	18.251223	18.37%	0
2018	16.560184	15.419156	-6.89%	0
2017	14.592513	16.560184	13.48%	0
2016	13.660106	14.592513	6.83%	0
2015	13.803048	13.660106	-1.04%	0
2014	13.415262	13.803048	2.89%	0
2013	11.103511	13.415262	20.82%	0
2012	9.791710	11.103511	13.40%	0
2011	9.899139	9.791710	-1.09%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.410890	12.212171	7.02%	0
2019	10.683982	11.410890	6.80%	0
2018	11.021538	10.683982	-3.06%	0
2017	10.895891	11.021538	1.15%	0
2016	10.830583	10.895891	0.60%	0
2015	11.077207	10.830583	-2.23%	0
2014	10.767219	11.077207	2.88%	0
2013	11.277224	10.767219	-4.52%	0
2012	10.963430	11.277224	2.86%	0
2011	10.580908	10.963430	3.62%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.521887	28.677626	27.33%	0
2019	17.051206	22.521887	32.08%	0
2018	19.211474	17.051206	-11.24%	0
2017	14.967326	19.211474	28.36%	0
2016	15.243379	14.967326	-1.81%	0
2015	14.599258	15.243379	4.41%	0
2014	14.628691	14.599258	-0.20%	0
2013	11.603661	14.628691	26.07%	0
2012	9.698831	11.603661	19.64%	0
2011	10.912299	9.698831	-11.12%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	24.229146	35.972758	48.47%	0
2019	18.976362	24.229146	27.68%	0
2018	19.493829	18.976362	-2.65%	0
2017	15.564017	19.493829	25.25%	0
2016	14.560960	15.564017	6.89%	0
2015	13.960842	14.560960	4.30%	0
2014	13.182359	13.960842	5.91%	0
2013	10.378207	13.182359	27.02%	0
2012	9.020713	10.378207	15.05%	0
2011	9.657187	9.020713	-6.59%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.421057	21.521745	10.82%	0
2019	15.769745	19.421057	23.15%	0
2018	16.452943	15.769745	-4.15%	0
2017	13.768617	16.452943	19.50%	0
2016	12.646627	13.768617	8.87%	0
2015	12.766017	12.646627	-0.94%	0
2014	11.817868	12.766017	8.02%	0
2013	9.069012	11.817868	30.31%	0
2012	7.905590	9.069012	14.72%	0
2011	8.251065	7.905590	-4.19%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	21.156821	22.818025	7.85%	0
2019	16.732416	21.156821	26.44%	0
2018	17.123355	16.732416	-2.28%	0
2017	14.530104	17.123355	17.85%	0
2016	13.337580	14.530104	8.94%	0
2015	13.520301	13.337580	-1.35%	0
2014	12.338279	13.520301	9.58%	0
2013	9.626079	12.338279	28.18%	0
2012	8.628212	9.626079	11.57%	0
2011	8.770769	8.628212	-1.63%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.621755	17.232112	10.31%	0
2019	12.859374	15.621755	21.48%	0
2018	14.703318	12.859374	-12.54%	0
2017	12.523060	14.703318	17.41%	0
2016	11.791701	12.523060	6.20%	0
2015	12.247180	11.791701	-3.72%	0
2014	11.959338	12.247180	2.41%	0
2013	9.425192	11.959338	26.89%	0
2012	8.280415	9.425192	13.83%	0
2011	9.024733	8.280415	-8.25%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.019213	15.068774	7.49%	0
2019	12.313123	14.019213	13.86%	0
2018	13.401242	12.313123	-8.12%	0
2017	12.203261	13.401242	9.82%	0
2016	11.734820	12.203261	3.99%	0
2015	12.102530	11.734820	-3.04%	0
2014	11.840679	12.102530	2.21%	0
2013	10.537733	11.840679	12.36%	0
2012	9.682343	10.537733	8.83%	0
2011	10.014215	9.682343	-3.31%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.097808	16.492501	9.24%	0
2019	12.812577	15.097808	17.84%	0
2018	14.237320	12.812577	-10.01%	0
2017	12.544298	14.237320	13.50%	0
2016	11.926369	12.544298	5.18%	0
2015	12.333668	11.926369	-3.30%	0
2014	12.020713	12.333668	2.60%	0
2013	10.116615	12.020713	18.82%	0
2012	9.084214	10.116615	11.36%	0
2011	9.600233	9.084214	-5.38%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.278250	12.946339	5.44%	0
2019	11.320809	12.278250	8.46%	0
2018	11.862176	11.320809	-4.56%	0
2017	11.379985	11.862176	4.24%	0
2016	11.099563	11.379985	2.53%	0
2015	11.409824	11.099563	-2.72%	0
2014	11.266760	11.409824	1.27%	0
2013	10.956237	11.266760	2.83%	0
2012	10.400470	10.956237	5.34%	0
2011	10.464567	10.400470	-0.61%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.605999	15.844001	8.48%	0
2019	12.615106	14.605999	15.78%	0
2018	13.855955	12.615106	-8.96%	0
2017	12.405009	13.855955	11.70%	0
2016	11.858311	12.405009	4.61%	0
2015	12.230698	11.858311	-3.04%	0
2014	11.934880	12.230698	2.48%	0
2013	10.337789	11.934880	15.45%	0
2012	9.387965	10.337789	10.12%	0
2011	9.807936	9.387965	-4.28%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.346066	16.882982	10.02%	0
2019	12.811166	15.346066	19.79%	0
2018	14.447115	12.811166	-11.32%	0
2017	12.485081	14.447115	15.72%	0
2016	11.840327	12.485081	5.45%	0
2015	12.266942	11.840327	-3.48%	0
2014	11.971203	12.266942	2.47%	0
2013	9.829209	11.971203	21.79%	0
2012	8.753487	9.829209	12.29%	0
2011	9.369473	8.753487	-6.57%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.527244	14.457144	6.87%	0
2019	12.076190	13.527244	12.02%	0
2018	12.940438	12.076190	-6.68%	0
2017	12.015919	12.940438	7.69%	0
2016	11.566698	12.015919	3.88%	0
2015	11.929841	11.566698	-3.04%	0
2014	11.695859	11.929841	2.00%	0
2013	10.728763	11.695859	9.01%	0
2012	9.948976	10.728763	7.84%	0
2011	10.179093	9.948976	-2.26%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.595623	15.044616	3.08%	0
2019	13.240240	14.595623	10.24%	0
2018	16.026557	13.240240	-17.39%	0
2017	13.325336	16.026557	20.27%	0
2016	13.446598	13.325336	-0.90%	0
2015	14.278380	13.446598	-5.83%	0
2014	15.862133	14.278380	-9.98%	0
2013	13.477526	15.862133	17.69%	0
2012	11.502750	13.477526	17.17%	0
2011	13.402685	11.502750	-14.18%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.732649	17.33%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.733156	17.33%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	12.828744	13.453761	4.87%	0
2019	12.015919	12.828744	6.76%	0
2018	12.314130	12.015919	-2.42%	0
2017	12.035550	12.314130	2.31%	0
2016	11.657270	12.035550	3.25%	0
2015	11.981478	11.657270	-2.71%	0
2014	11.637677	11.981478	2.95%	0
2013	12.106622	11.637677	-3.87%	0
2012	11.465299	12.106622	5.59%	0
2011	10.974847	11.465299	4.47%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.447448	13.024629	4.64%	0
2019	11.685156	12.447448	6.52%	0
2018	12.007565	11.685156	-2.69%	0
2017	11.760398	12.007565	2.10%	0
2016	11.427752	11.760398	2.91%	0
2015	11.764565	11.427752	-2.86%	0
2014	11.468059	11.764565	2.59%	0
2013	11.956622	11.468059	-4.09%	0
2012	11.351786	11.956622	5.33%	0
2011	10.902664	11.351786	4.12%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.276380	14.187071	6.86%	0
2019	12.361396	13.276380	7.40%	0
2018	12.801134	12.361396	-3.44%	0
2017	12.587488	12.801134	1.70%	0
2016	12.429038	12.587488	1.27%	0
2015	12.748637	12.429038	-2.51%	0
2014	12.403324	12.748637	2.78%	0
2013	12.921209	12.403324	-4.01%	0
2012	12.309376	12.921209	4.97%	0
2011	11.843644	12.309376	3.93%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	25.820698	28.593138	10.74%	0
2019	21.479314	25.820698	20.21%	0
2018	26.620243	21.479314	-19.31%	0
2017	19.233285	26.620243	38.41%	0
2016	18.259150	19.233285	5.34%	0
2015	22.242721	18.259150	-17.91%	0
2014	24.076442	22.242721	-7.62%	0
2013	24.462901	24.076442	-1.58%	0
2012	21.337877	24.462901	14.65%	0
2011	28.129178	21.337877	-24.14%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.698682	12.154342	3.89%	0
2020	11.698682	12.154342	3.89%	0
2019	10.403806	11.698682	12.45%	0
2018	10.945571	10.403806	-4.95%	0
2017	10.461433	10.945571	4.63%	0
2016	9.350611	10.461433	11.88%	0
2015	9.796910	9.350611	-4.56%	0
2014*	10.000000	9.796910	-2.03%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.910553	13.421977	3.96%	0
2019	12.396705	12.910553	4.15%	0
2018	12.657178	12.396705	-2.06%	0
2017	12.651080	12.657178	0.05%	0
2016	12.813515	12.651080	-1.27%	0
2015	13.089274	12.813515	-2.11%	0
2014	12.772798	13.089274	2.48%	0
2013	13.584414	12.772798	-5.97%	0
2012	13.451160	13.584414	0.99%	0
2011	12.796487	13.451160	5.12%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.498171	8.348483	-1.76%	0
2019	8.519823	8.498171	-0.25%	0
2018	8.575405	8.519823	-0.65%	0
2017	8.713210	8.575405	-1.58%	0
2016	8.889869	8.713210	-1.99%	0
2015	9.071292	8.889869	-2.00%	0
2014	9.256420	9.071292	-2.00%	0
2013	9.445328	9.256420	-2.00%	12,382
2012	9.638619	9.445328	-2.01%	10,003
2011	9.834772	9.638619	-1.99%	18,047
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.659953	10.194265	5.53%	0
2019	8.289295	9.659953	16.54%	0
2018	9.929249	8.289295	-16.52%	0
2017	7.972666	9.929249	24.54%	0
2016	8.083699	7.972666	-1.37%	0
2015	8.523224	8.083699	-5.16%	0
2014	8.760237	8.523224	-2.71%	0
2013	7.603572	8.760237	15.21%	0
2012	6.733779	7.603572	12.92%	0
2011	7.634417	6.733779	-11.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	23.300522	25.761121	10.56%	0
2019	19.215698	23.300522	21.26%	0
2018	21.515309	19.215698	-10.69%	0
2017	18.536809	21.515309	16.07%	0
2016	17.278160	18.536809	7.28%	0
2015	17.808555	17.278160	-2.98%	0
2014	17.309086	17.808555	2.89%	0
2013	13.880185	17.309086	24.70%	0
2012	12.220621	13.880185	13.58%	0
2011	12.979833	12.220621	-5.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.458803	18.719044	7.22%	0
2019	15.445532	17.458803	13.03%	0
2018	16.565890	15.445532	-6.76%	0
2017	15.209990	16.565890	8.91%	0
2016	14.599376	15.209990	4.18%	0
2015	14.923255	14.599376	-2.17%	0
2014	14.560189	14.923255	2.49%	0
2013	13.098884	14.560189	11.16%	0
2012	12.219870	13.098884	7.19%	0
2011	12.359361	12.219870	-1.13%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.268322	23.264730	9.39%	0
2019	18.094244	21.268322	17.54%	0
2018	19.743144	18.094244	-8.35%	0
2017	17.546474	19.743144	12.52%	0
2016	16.617463	17.546474	5.59%	0
2015	17.047284	16.617463	-2.52%	0
2014	16.533473	17.047284	3.11%	0
2013	14.118461	16.533473	17.11%	0
2012	12.834965	14.118461	10.00%	0
2011	13.220057	12.834965	-2.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.889261	14.525532	4.58%	0
2019	12.939210	13.889261	7.34%	0
2018	13.447248	12.939210	-3.78%	0
2017	12.983119	13.447248	3.57%	0
2016	12.705609	12.983119	2.18%	0
2015	12.930679	12.705609	-1.74%	0
2014	12.700472	12.930679	1.81%	0
2013	12.362343	12.700472	2.74%	0
2012	11.994469	12.362343	3.07%	0
2011	11.890182	11.994469	0.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	19.229996	20.794917	8.14%	0
2019	16.665160	19.229996	15.39%	0
2018	18.031392	16.665160	-7.58%	0
2017	16.292223	18.031392	10.67%	0
2016	15.515512	16.292223	5.01%	0
2015	15.885341	15.515512	-2.33%	0
2014	15.411062	15.885341	3.08%	0
2013	13.483539	15.411062	14.30%	0
2012	12.416839	13.483539	8.59%	0
2011	12.674820	12.416839	-2.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	21.874669	24.080145	10.08%	0
2020	21.874669	24.080145	10.08%	0
2019	18.321734	21.874669	19.39%	0
2018	20.263511	18.321734	-9.58%	0
2017	17.720282	20.263511	14.35%	0
2016	16.667259	17.720282	6.32%	0
2015	17.132464	16.667259	-2.72%	0
2014	16.656450	17.132464	2.86%	0
2013	13.888377	16.656450	19.93%	0
2012	12.458185	13.888377	11.48%	0
2011	12.988135	12.458185	-4.08%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	16.700716	17.766511	6.38%	0
2019	15.016791	16.700716	11.21%	0
2018	15.919072	15.016791	-5.67%	0
2017	14.873020	15.919072	7.03%	0
2016	14.356930	14.873020	3.59%	0
2015	14.654412	14.356930	-2.03%	0
2014	14.276842	14.654412	2.64%	0
2013	13.184468	14.276842	8.29%	0
2012	12.452983	13.184468	5.87%	0
2011	12.449767	12.452983	0.03%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.450582	27.310612	27.32%	0
2019	16.808868	21.450582	27.61%	0
2018	17.748576	16.808868	-5.29%	0
2017	13.943453	17.748576	27.29%	0
2016	13.949614	13.943453	-0.04%	0
2015	13.802351	13.949614	1.07%	0
2014	12.786410	13.802351	7.95%	0
2013	9.706761	12.786410	31.73%	0
2012	8.528738	9.706761	13.81%	0
2011	8.993135	8.528738	-5.16%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	37.241964	43.394369	16.52%	0
2019	27.614420	37.241964	34.86%	0
2018	28.544559	27.614420	-3.26%	0
2017	22.876902	28.544559	24.77%	0
2016	22.524297	22.876902	1.57%	0
2015	21.870124	22.524297	2.99%	0
2014	20.511466	21.870124	6.62%	0
2013	15.310433	20.511466	33.97%	0
2012	13.163853	15.310433	16.31%	0
2011	13.738825	13.163853	-4.19%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	36.261127	42.120217	16.16%	0
2019	26.942583	36.261127	34.59%	0
2018	27.925871	26.942583	-3.52%	0
2017	22.424098	27.925871	24.54%	0
2016	22.144288	22.424098	1.26%	0
2015	21.556640	22.144288	2.73%	0
2014	20.261702	21.556640	6.39%	0
2013	15.170352	20.261702	33.56%	5,547
2012	13.072444	15.170352	16.05%	5,960
2011	13.680001	13.072444	-4.44%	12,245

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	27.974254	27.796684	-0.63%	0
2019	22.532742	27.974254	24.15%	0
2018	25.400856	22.532742	-11.29%	0
2017	23.900966	25.400856	6.28%	0
2016	20.286872	23.900966	17.81%	0
2015	21.663188	20.286872	-6.35%	0
2014	19.571224	21.663188	10.69%	0
2013	15.166777	19.571224	29.04%	0
2012	13.523452	15.166777	12.15%	0
2011	13.732077	13.523452	-1.52%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.778363	17.78%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	33.411031	37.037048	10.85%	0
2019	27.132859	33.411031	23.14%	0
2018	31.247143	27.132859	-13.17%	0
2017	27.537685	31.247143	13.47%	0
2016	23.358675	27.537685	17.89%	0
2015	24.455166	23.358675	-4.48%	0
2014	22.805859	24.455166	7.23%	0
2013	17.490703	22.805859	30.39%	0
2012	15.193670	17.490703	15.12%	0
2011	15.907893	15.193670	-4.49%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	30.724309	33.974468	10.58%	0
2019	24.998322	30.724309	22.91%	0
2018	28.848646	24.998322	-13.35%	1,999
2017	25.468967	28.848646	13.27%	1,999
2016	21.653606	25.468967	17.62%	1,999
2015	22.725466	21.653606	-4.72%	1,999
2014	21.240266	22.725466	6.99%	1,999
2013	16.319574	21.240266	30.15%	0
2012	14.200274	16.319574	14.92%	0
2011	14.888266	14.200274	-4.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.023125	20.366772	-3.12%	0
2019	17.321599	21.023125	21.37%	0
2018	20.354997	17.321599	-14.90%	0
2017	18.244330	20.354997	11.57%	0
2016	15.830408	18.244330	15.25%	0
2015	16.633495	15.830408	-4.83%	0
2014	14.504287	16.633495	14.68%	0
2013	10.908304	14.504287	32.97%	0
2012	9.567551	10.908304	14.01%	0
2011	9.994435	9.567551	-4.27%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	22.011681	30.311428	37.71%	0
2019	16.591319	22.011681	32.67%	0
2018	18.447691	16.591319	-10.06%	0
2017	15.101102	18.447691	22.16%	0
2016	14.259383	15.101102	5.90%	0
2015	14.473758	14.259383	-1.48%	0
2014	14.403568	14.473758	0.49%	0
2013	10.209987	14.403568	41.07%	0
2012	9.212641	10.209987	10.83%	0
2011	9.481943	9.212641	-2.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	26.644913	27.457424	3.05%	0
2019	22.847465	26.644913	16.62%	0
2018	28.076518	22.847465	-18.62%	0
2017	26.267176	28.076518	6.89%	0
2016	21.282514	26.267176	23.42%	0
2015	23.108655	21.282514	-7.90%	0
2014	22.033072	23.108655	4.88%	0
2013	16.013060	22.033072	37.59%	0
2012	13.566794	16.013060	18.03%	0
2011	14.582567	13.566794	-6.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	23.691829	24.367567	2.85%	0
2019	20.368262	23.691829	16.32%	0
2018	25.081229	20.368262	-18.79%	0
2017	23.531815	25.081229	6.58%	0
2016	19.114602	23.531815	23.11%	0
2015	20.813820	19.114602	-8.16%	0
2014	19.892797	20.813820	4.63%	0
2013	14.496450	19.892797	37.23%	0
2012	12.296202	14.496450	17.89%	0
2011	13.270351	12.296202	-7.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	30.475814	36.642946	20.24%	0
2019	24.749834	30.475814	23.14%	0
2018	28.910645	24.749834	-14.39%	0
2017	25.993068	28.910645	11.22%	0
2016	21.592021	25.993068	20.38%	0
2015	22.399003	21.592021	-3.60%	0
2014	22.671372	22.399003	-1.20%	0
2013	16.417749	22.671372	38.09%	0
2012	14.504931	16.417749	13.19%	0
2011	15.671589	14.504931	-7.44%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	29.886299	35.836473	19.91%	0
2019	24.328092	29.886299	22.85%	0
2018	28.483043	24.328092	-14.59%	0
2017	25.673866	28.483043	10.94%	0
2016	21.377098	25.673866	20.10%	0
2015	22.234796	21.377098	-3.86%	0
2014	22.563171	22.234796	-1.46%	0
2013	16.380774	22.563171	37.74%	3,587
2012	14.506905	16.380774	12.92%	4,046
2011	15.714334	14.506905	-7.68%	8,135
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.321477	21.472500	11.13%	0
2019	15.392536	19.321477	25.52%	0
2018	16.536585	15.392536	-6.92%	0
2017	13.524370	16.536585	22.27%	0
2016	12.153556	13.524370	11.28%	0
2015	12.551303	12.153556	-3.17%	0
2014	12.019099	12.551303	4.43%	0
2013	8.544554	12.019099	40.66%	0
2012	7.462924	8.544554	14.49%	0
2011	8.619664	7.462924	-13.42%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	20.316415	22.570178	11.09%	0
2020	20.316415	22.570178	11.09%	0
2019	16.452190	20.316415	23.49%	0
2018	17.821930	16.452190	-7.69%	0
2017	15.330256	17.821930	16.25%	0
2016	14.205771	15.330256	7.92%	0
2015	14.542793	14.205771	-2.32%	0
2014	13.417002	14.542793	8.39%	0
2013	9.865976	13.417002	35.99%	0
2012	9.029504	9.865976	9.26%	0
2011	9.516007	9.029504	-5.11%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.104206	22.329910	11.07%	0
2019	16.275306	20.104206	23.53%	0
2018	17.646102	16.275306	-7.77%	0
2017	15.211716	17.646102	16.00%	0
2016	14.096301	15.211716	7.91%	0
2015	14.444423	14.096301	-2.41%	0
2014	13.337464	14.444423	8.30%	0
2013	9.822647	13.337464	35.78%	0
2012	8.999172	9.822647	9.15%	0
2011	9.492455	8.999172	-5.20%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.410037	15.165449	-7.58%	0
2019	12.836702	16.410037	27.84%	0
2018	13.654170	12.836702	-5.99%	0
2017	13.125661	13.654170	4.03%	0
2016	12.495876	13.125661	5.04%	0
2015	13.515974	12.495876	-7.55%	0
2014	10.723935	13.515974	26.04%	0
2013	10.655105	10.723935	0.65%	0
2012	9.407227	10.655105	13.27%	0
2011	9.043639	9.407227	4.02%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.232156	32.32%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020*	10.000000	13.211560	32.12%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.898645	9.975404	0.78%	0
2019	9.704021	9.898645	2.01%	0
2018	9.822585	9.704021	-1.21%	0
2017	9.866683	9.822585	-0.45%	0
2016	9.822736	9.866683	0.45%	0
2015	10.057519	9.822736	-2.33%	0
2014	10.212335	10.057519	-1.52%	0
2013	10.409778	10.212335	-1.90%	0
2012	10.261206	10.409778	1.45%	0
2011	10.335882	10.261206	-0.72%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.428447	33.704912	57.29%	0
2019	15.979273	21.428447	34.10%	0
2018	17.543834	15.979273	-8.92%	0
2017	14.037310	17.543834	24.98%	0
2016	13.505177	14.037310	3.94%	0
2015	13.828628	13.505177	-2.34%	0
2014	13.604811	13.828628	1.65%	0
2013	10.015678	13.604811	35.84%	0
2012	8.915007	10.015678	12.35%	0
2011	9.520352	8.915007	-6.36%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	26.630011	31.202741	17.17%	0
2019	21.585890	26.630011	23.37%	0
2018	23.366969	21.585890	-7.62%	0
2017	20.132134	23.366969	16.07%	0
2016	18.697840	20.132134	7.67%	0
2015	19.168302	18.697840	-2.45%	0
2014	17.719822	19.168302	8.17%	0
2013	13.140127	17.719822	34.85%	0
2012	12.082344	13.140127	8.75%	0
2011	12.720283	12.082344	-5.02%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.555773	12.069793	4.45%	0
2019	10.284640	11.555773	12.36%	0
2018	11.027824	10.284640	-6.74%	0
2017	10.249807	11.027824	7.59%	0
2016	9.237809	10.249807	10.95%	0
2015	9.654692	9.237809	-4.32%	0
2014*	10.000000	9.654692	-3.45%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.214487	12.162001	8.45%	0
2019	10.702970	11.214487	4.78%	0
2018	11.386429	10.702970	-6.00%	0
2017	10.491897	11.386429	8.53%	0
2016	10.403369	10.491897	0.85%	0
2015	11.436285	10.403369	-9.03%	0
2014	11.634658	11.436285	-1.71%	0
2013	12.706539	11.634658	-8.44%	0
2012	12.321835	12.706539	3.12%	0
2011	11.596615	12.321835	6.25%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.767836	10.857407	0.83%	0
2019	10.572733	10.767836	1.85%	0
2018	10.764172	10.572733	-1.78%	0
2017	10.847411	10.764172	-0.77%	0
2016	10.925600	10.847411	-0.72%	0
2015	11.125344	10.925600	-1.80%	0
2014	11.268074	11.125344	-1.27%	0
2013	11.524803	11.268074	-2.23%	0
2012	11.121145	11.524803	3.63%	0
2011	11.234258	11.121145	-1.01%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.778462	24.167392	35.94%	0
2019	13.266702	17.778462	34.01%	0
2018	13.224295	13.266702	0.32%	0
2017	10.307815	13.224295	28.29%	0
2016*	10.000000	10.307815	3.08%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	15.466044	16.989967	9.85%	0
2019	12.609875	15.466044	22.65%	0
2018	15.909783	12.609875	-20.74%	0
2017	12.824615	15.909783	24.06%	0
2016	13.414745	12.824615	-4.40%	0
2015	13.669395	13.414745	-1.86%	0
2014	14.962539	13.669395	-8.64%	0
2013	11.921325	14.962539	25.51%	0
2012	9.978289	11.921325	19.47%	0
2011	12.257402	9.978289	-18.59%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.847649	13.321238	3.69%	0
2019	10.053170	12.847649	27.80%	0
2018	11.211224	10.053170	-10.33%	0
2017*	10.000000	11.211224	12.11%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2020	24.097659	24.551504	1.88%	0
2019	19.791658	24.097659	21.76%	0
2018	25.224806	19.791658	-21.54%	0
2017	23.859959	25.224806	5.72%	0
2016	19.095423	23.859959	24.95%	0
2015	20.347755	19.095423	-6.15%	0
2014	20.073702	20.347755	1.37%	0
2013	14.671916	20.073702	36.82%	0
2012	12.743509	14.671916	15.13%	0
2011	13.648189	12.743509	-6.63%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.519595	6.427634	16.45%	0
2019	5.049243	5.519595	9.32%	0
2018	7.199150	5.049243	-29.86%	0
2017	7.493374	7.199150	-3.93%	0
2016	5.331350	7.493374	40.55%	0
2015	8.196559	5.331350	-34.96%	0
2014	10.370399	8.196559	-20.96%	0
2013	9.594282	10.370399	8.09%	0
2012*	10.000000	9.594282	-4.06%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.673706	6.622914	16.73%	0
2019	5.175242	5.673706	9.63%	0
2018	7.363868	5.175242	-29.72%	0
2017	7.643509	7.363868	-3.66%	0
2016	5.426921	7.643509	40.84%	0
2015	8.321022	5.426921	-34.78%	0
2014	10.496234	8.321022	-20.72%	0
2013	9.689733	10.496234	8.32%	0
2012*	10.000000	9.689733	-3.10%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	34.088626	52.711916	54.63%	0
2019	27.865542	34.088626	22.33%	0
2018	28.070147	27.865542	-0.73%	0
2017	22.756738	28.070147	23.35%	0
2016	21.550422	22.756738	5.60%	0
2015	22.643000	21.550422	-4.83%	0
2014	23.547371	22.643000	-3.84%	0
2013	15.993807	23.547371	47.23%	0
2012	15.130113	15.993807	5.71%	0
2011	16.182164	15.130113	-6.50%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	24.257040	24.347229	0.37%	0
2019	20.034292	24.257040	21.08%	0
2018	21.725873	20.034292	-7.79%	0
2017	18.701233	21.725873	16.17%	0
2016	17.188675	18.701233	8.80%	0
2015	17.301578	17.188675	-0.65%	0
2014	16.162154	17.301578	7.05%	0
2013	12.259382	16.162154	31.83%	0
2012	10.675591	12.259382	14.84%	0
2011	10.274830	10.675591	3.90%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	15.514207	15.532125	0.12%	0
2019	13.561897	15.514207	14.40%	0
2018	17.978572	13.561897	-24.57%	0
2017	14.671785	17.978572	22.54%	0
2016	15.098524	14.671785	-2.83%	0
2015	15.053079	15.098524	0.30%	0
2014	16.429688	15.053079	-8.38%	0
2013	13.666980	16.429688	20.21%	0
2012	12.219216	13.666980	11.85%	0
2011	15.484633	12.219216	-21.09%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	29.279518	38.759661	32.38%	0
2019	22.247150	29.279518	31.61%	0
2018	22.199820	22.247150	0.21%	0
2017	17.211464	22.199820	28.98%	0
2016	17.166528	17.211464	0.26%	0
2015	15.809635	17.166528	8.58%	0
2014	14.178232	15.809635	11.51%	0
2013	10.565637	14.178232	34.19%	0
2012	9.289525	10.565637	13.74%	0
2011	9.804436	9.289525	-5.72%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	33.296921	33.610086	0.94%	0
2019	28.351197	33.296921	17.44%	0
2018	34.175457	28.351197	-17.04%	0
2017	30.915882	34.175457	10.54%	0
2016	25.290808	30.915882	22.24%	0
2015	27.379191	25.290808	-7.63%	0
2014	25.656952	27.379191	6.71%	0
2013	19.031192	25.656952	34.82%	0
2012	16.401235	19.031192	16.04%	0
2011	18.323800	16.401235	-10.49%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.842785	19.914054	18.23%	0
2019	14.602515	16.842785	15.34%	0
2018	16.132559	14.602515	-9.48%	0
2017	14.483722	16.132559	11.38%	0
2016	14.244007	14.483722	1.68%	0
2015	14.689214	14.244007	-3.03%	0
2014	14.712386	14.689214	-0.16%	0
2013	13.127768	14.712386	12.07%	0
2012	12.188370	13.127768	7.71%	0
2011	12.912985	12.188370	-5.61%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.753093	13.471694	5.63%	0
2019	10.863121	12.753093	17.40%	0
2018	13.155382	10.863121	-17.42%	0
2017	11.674050	13.155382	12.69%	0
2016	10.345033	11.674050	12.85%	0
2015	10.834176	10.345033	-4.51%	0
2014*	10.000000	10.834176	8.34%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	33.738297	36.562039	8.37%	0
2019	28.183916	33.738297	19.71%	0
2018	31.614910	28.183916	-10.85%	0
2017	28.713249	31.614910	10.11%	0
2016	23.314282	28.713249	23.16%	0
2015	24.369982	23.314282	-4.33%	0
2014	23.667885	24.369982	2.97%	0
2013	17.171545	23.667885	37.83%	0
2012	15.147290	17.171545	13.36%	0
2011	15.377142	15.147290	-1.49%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	29.612116	34.228433	15.59%	0
2019	23.045325	29.612116	28.50%	0
2018	24.674193	23.045325	-6.60%	0
2017	20.724905	24.674193	19.06%	0
2016	18.940082	20.724905	9.42%	0
2015	19.124742	18.940082	-0.97%	0
2014	17.214073	19.124742	11.10%	0
2013	13.310956	17.214073	29.32%	0
2012	11.742196	13.310956	13.36%	0
2011	11.766494	11.742196	-0.21%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	32.409009	37.367732	15.30%	0
2019	25.287715	32.409009	28.16%	0
2018	27.137457	25.287715	-6.82%	0
2017	22.855460	27.137457	18.74%	0
2016	20.937004	22.855460	9.16%	0
2015	21.191170	20.937004	-1.20%	0
2014	19.128079	21.191170	10.79%	0
2013	14.827198	19.128079	29.01%	0
2012	13.109595	14.827198	13.10%	0
2011	13.169987	13.109595	-0.46%	0
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	24.931573	30.316775	21.60%	0
2019	18.944257	24.931573	31.60%	0
2018	20.233727	18.944257	-6.37%	0
2017	17.909677	20.233727	12.98%	0
2016	16.565079	17.909677	8.12%	0
2015	17.469919	16.565079	-5.18%	0
2014	15.720676	17.469919	11.13%	0
2013	11.946571	15.720676	31.59%	0
2012	10.892777	11.946571	9.67%	0
2011	11.020946	10.892777	-1.16%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.613689	10.603947	-0.09%	0
2019	10.119489	10.613689	4.88%	0
2018	10.341338	10.119489	-2.15%	0
2017	10.205840	10.341338	1.33%	0
2016	9.563324	10.205840	6.72%	0
2015	9.861315	9.563324	-3.02%	0
2014*	10.000000	9.861315	-1.39%	0
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	24.011833	24.803581	3.30%	0
2019	21.479467	24.011833	11.79%	0
2018	22.710571	21.479467	-5.42%	0
2017	21.756669	22.710571	4.38%	0
2016	19.393149	21.756669	12.19%	0
2015	20.353194	19.393149	-4.72%	0
2014	20.288075	20.353194	0.32%	0
2013	19.406740	20.288075	4.54%	0
2012	17.334048	19.406740	11.96%	0
2011	16.865697	17.334048	2.78%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.604816	10.460827	-1.36%	0
2019	9.028649	10.604816	17.46%	0
2018*	10.000000	9.028649	-9.71%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	14.931889	15.813332	5.90%	0
2019	13.928975	14.931889	7.20%	0
2018	14.306934	13.928975	-2.64%	0
2017	14.038972	14.306934	1.91%	0
2016	13.804081	14.038972	1.70%	0
2015	14.127397	13.804081	-2.29%	0
2014	13.895972	14.127397	1.67%	0
2013	14.041477	13.895972	-1.04%	0
2012	13.065806	14.041477	7.47%	0
2011	13.042126	13.065806	0.18%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	14.441394	15.257202	5.65%	0
2019	13.505274	14.441394	6.93%	0
2018	13.898385	13.505274	-2.83%	0
2017	13.675691	13.898385	1.63%	0
2016	13.484859	13.675691	1.42%	0
2015	13.827855	13.484859	-2.48%	0
2014	13.638165	13.827855	1.39%	0
2013	13.819888	13.638165	-1.31%	0
2012	12.892006	13.819888	7.20%	0
2011	12.904234	12.892006	-0.09%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ
2020	15.885945	18.229649	14.75%	0
2019	13.222591	15.885945	20.14%	0
2018	14.635813	13.222591	-9.66%	0
2017	12.587696	14.635813	16.27%	0
2016	12.556263	12.587696	0.25%	0
2015	12.822917	12.556263	-2.08%	0
2014	12.379437	12.822917	3.58%	0
2013	10.330742	12.379437	19.83%	0
2012	9.144963	10.330742	12.97%	0
2011	9.959929	9.144963	-8.18%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ
2020	14.401145	16.496934	14.55%	0
2019	12.002525	14.401145	19.98%	0
2018	13.303804	12.002525	-9.78%	0
2017	11.461918	13.303804	16.07%	0
2016	11.451956	11.461918	0.09%	0
2015	11.713295	11.451956	-2.23%	0
2014	11.329282	11.713295	3.39%	0
2013	9.473749	11.329282	19.59%	0
2012	8.402530	9.473749	12.75%	0
2011	9.170461	8.402530	-8.37%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2020	17.085400	19.201696	12.39%	0
2019	14.762203	17.085400	15.74%	0
2018	15.939860	14.762203	-7.39%	0
2017	14.281513	15.939860	11.61%	0
2016	14.153639	14.281513	0.90%	0
2015	14.446208	14.153639	-2.03%	0
2014	13.955131	14.446208	3.52%	0
2013	12.331741	13.955131	13.16%	0
2012	11.198893	12.331741	10.12%	0
2011	11.748604	11.198893	-4.68%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	15.788914	17.713241	12.19%	0
2019	13.659010	15.788914	15.59%	0
2018	14.776136	13.659010	-7.56%	0
2017	13.261886	14.776136	11.42%	0
2016	13.164853	13.261886	0.74%	0
2015	13.448496	13.164853	-2.11%	0
2014	13.009439	13.448496	3.37%	0
2013	11.515295	13.009439	12.98%	0
2012	10.475178	11.515295	9.93%	0
2011	11.003811	10.475178	-4.80%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2020	20.438045	24.488077	19.82%	0
2019	16.786353	20.438045	21.75%	0
2018	17.903936	16.786353	-6.24%	0
2017	15.723116	17.903936	13.87%	0
2016	14.979089	15.723116	4.97%	0
2015	15.215393	14.979089	-1.55%	0
2014	14.109973	15.215393	7.83%	0
2013	12.054642	14.109973	17.05%	0
2012	10.706590	12.054642	12.59%	0
2011	11.359449	10.706590	-5.75%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	20.870985	24.966765	19.62%	0
2019	17.167692	20.870985	21.57%	0
2018	18.343699	17.167692	-6.41%	0
2017	16.127315	18.343699	13.74%	0
2016	15.389843	16.127315	4.79%	0
2015	15.655540	15.389843	-1.70%	0
2014	14.527675	15.655540	7.76%	0
2013	12.434022	14.527675	16.84%	0
2012	11.056252	12.434022	12.46%	0
2011	11.736203	11.056252	-5.79%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2020	19.962556	26.099594	30.74%	0
2019	15.682235	19.962556	27.29%	0
2018	16.850249	15.682235	-6.93%	0
2017	13.899255	16.850249	21.23%	0
2016	13.808737	13.899255	0.66%	0
2015	13.936521	13.808737	-0.92%	0
2014	12.831488	13.936521	8.61%	0
2013	9.465911	12.831488	35.55%	0
2012	7.882513	9.465911	20.09%	0
2011	8.269169	7.882513	-4.68%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	19.370473	25.299673	30.61%	0
2019	15.233004	19.370473	27.16%	0
2018	16.401384	15.233004	-7.12%	0
2017	13.557326	16.401384	20.98%	0
2016	13.481780	13.557326	0.56%	0
2015	13.624398	13.481780	-1.05%	0
2014	12.569652	13.624398	8.39%	0
2013	9.281924	12.569652	35.42%	0
2012	7.751951	9.281924	19.74%	0
2011	8.139157	7.751951	-4.76%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	20.513155	21.407797	4.36%	0
2019	16.448013	20.513155	24.72%	0
2018	18.334462	16.448013	-10.29%	0
2017	16.592435	18.334462	10.50%	0
2016	14.366640	16.592435	15.49%	0
2015	15.292619	14.366640	-6.06%	0
2014	14.370142	15.292619	6.42%	0
2013	11.460443	14.370142	25.39%	0
2012	9.984688	11.460443	14.78%	0
2011	10.106441	9.984688	-1.20%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	21.827998	22.757525	4.26%	0
2019	17.532280	21.827998	24.50%	0
2018	19.572354	17.532280	-10.42%	0
2017	17.736994	19.572354	10.35%	0
2016	15.382936	17.736994	15.30%	0
2015	16.400023	15.382936	-6.20%	0
2014	15.434488	16.400023	6.26%	0
2013	12.327058	15.434488	25.21%	0
2012	10.751882	12.327058	14.65%	0
2011	10.905042	10.751882	-1.40%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2020	9.636601	9.469238	-1.74%	0
2019	9.643164	9.636601	-0.07%	0
2018	9.686678	9.643164	-0.45%	0
2017	9.822106	9.686678	-1.38%	0
2016	10.006653	9.822106	-1.84%	0
2015	10.213214	10.006653	-2.02%	0
2014	10.425923	10.213214	-2.04%	0
2013	10.641031	10.425923	-2.02%	0
2012	10.849589	10.641031	-1.92%	0
2011	11.063950	10.849589	-1.94%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2020	20.192814	21.308854	5.53%	0
2019	15.865014	20.192814	27.28%	0
2018	17.815766	15.865014	-10.95%	0
2017	15.575146	17.815766	14.39%	0
2016	13.713598	15.575146	13.57%	0
2015	14.337701	13.713598	-4.35%	0
2014	13.260448	14.337701	8.12%	0
2013	10.143738	13.260448	30.73%	0
2012	8.746945	10.143738	15.97%	0
2011	8.791211	8.746945	-0.50%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	20.281603	21.374430	5.39%	0
2019	15.966928	20.281603	27.02%	0
2018	17.953452	15.966928	-11.06%	0
2017	15.717159	17.953452	14.23%	0
2016	13.854861	15.717159	13.44%	0
2015	14.513275	13.854861	-4.54%	0
2014	13.442206	14.513275	7.97%	0
2013	10.299047	13.442206	30.52%	0
2012	8.892433	10.299047	15.82%	0
2011	8.956447	8.892433	-0.71%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	23.103100	32.530336	40.81%	0
2019	17.577663	23.103100	31.43%	0
2018	17.997265	17.577663	-2.33%	0
2017	13.609077	17.997265	32.24%	0
2016	13.794682	13.609077	-1.35%	0
2015	13.155564	13.794682	4.86%	0
2014	12.079423	13.155564	8.91%	0
2013	9.054158	12.079423	33.41%	0
2012	8.070220	9.054158	12.19%	0
2011	8.227155	8.070220	-1.91%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.636338	24.798306	40.61%	0
2019	13.439208	17.636338	31.23%	0
2018	13.781689	13.439208	-2.49%	0
2017	10.435769	13.781689	32.06%	0
2016	10.595312	10.435769	-1.51%	0
2015	10.118450	10.595312	4.71%	0
2014	9.305410	10.118450	8.74%	0
2013	6.985308	9.305410	33.21%	0
2012	6.233965	6.985308	12.05%	0
2011	6.366225	6.233965	-2.08%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	14.895258	14.976361	0.54%	0
2019	13.232616	14.895258	12.56%	0
2018	14.015760	13.232616	-5.59%	0
2017	13.363324	14.015760	4.88%	0
2016	11.927856	13.363324	12.03%	0
2015	12.652744	11.927856	-5.73%	0
2014	12.780221	12.652744	-1.00%	0
2013	12.323787	12.780221	3.70%	0
2012	11.018175	12.323787	11.85%	0
2011	10.823290	11.018175	1.80%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	15.813745	15.864919	0.32%	0
2019	14.067057	15.813745	12.42%	0
2018	14.903661	14.067057	-5.61%	0
2017	14.230848	14.903661	4.73%	0
2016	12.724814	14.230848	11.84%	0
2015	13.513568	12.724814	-5.84%	0
2014	13.672755	13.513568	-1.16%	0
2013	13.206366	13.672755	3.53%	0
2012	11.830532	13.206366	11.63%	0
2011	11.644814	11.830532	1.59%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2020	22.607186	26.182712	15.82%	0
2019	17.571447	22.607186	28.66%	0
2018	18.785085	17.571447	-6.46%	0
2017	15.755848	18.785085	19.23%	0
2016	14.379275	15.755848	9.57%	0
2015	14.486915	14.379275	-0.74%	0
2014	13.022817	14.486915	11.24%	0
2013	10.053604	13.022817	29.53%	0
2012	8.855140	10.053604	13.53%	0
2011	8.859438	8.855140	-0.05%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2020	17.705328	18.971680	7.15%	0
2019	16.482559	17.705328	7.42%	0
2018	16.919205	16.482559	-2.58%	0
2017	16.573450	16.919205	2.09%	0
2016	16.153435	16.573450	2.60%	0
2015	16.590297	16.153435	-2.63%	0
2014	16.004777	16.590297	3.66%	0
2013	16.635481	16.004777	-3.79%	0
2012	16.038512	16.635481	3.72%	0
2011	15.254491	16.038512	5.14%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	62.022684	71.710269	15.62%	0
2019	51.334897	62.022684	20.82%	0
2018	61.405420	51.334897	-16.40%	0
2017	51.934188	61.405420	18.24%	0
2016	47.289985	51.934188	9.82%	0
2015	49.014992	47.289985	-3.52%	0
2014	47.121149	49.014992	4.02%	0
2013	35.356378	47.121149	33.27%	0
2012	31.457892	35.356378	12.39%	0
2011	35.970104	31.457892	-12.54%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	38.113566	44.002600	15.45%	0
2019	31.590858	38.113566	20.65%	0
2018	37.847068	31.590858	-16.53%	0
2017	32.053819	37.847068	18.07%	0
2016	29.236827	32.053819	9.64%	0
2015	30.343017	29.236827	-3.65%	0
2014	29.215901	30.343017	3.86%	0
2013	21.952677	29.215901	33.09%	0
2012	19.564144	21.952677	12.21%	0
2011	22.404422	19.564144	-12.68%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	15.517509	17.554431	13.13%	0
2019	12.408355	15.517509	25.06%	0
2018	14.885308	12.408355	-16.64%	0
2017	11.679780	14.885308	27.45%	0
2016	12.567205	11.679780	-7.06%	0
2015	12.397539	12.567205	1.37%	0
2014	13.781792	12.397539	-10.04%	0
2013	10.791841	13.781792	27.71%	0
2012	9.140591	10.791841	18.07%	0
2011	11.273982	9.140591	-18.92%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	12.225175	13.810667	12.97%	0
2019	9.788952	12.225175	24.89%	0
2018	11.766826	9.788952	-16.81%	0
2017	9.241086	11.766826	27.33%	0
2016	9.958626	9.241086	-7.21%	0
2015	9.842626	9.958626	1.18%	0
2014	10.957832	9.842626	-10.18%	0
2013	8.594397	10.957832	27.50%	0
2012	7.289234	8.594397	17.91%	0
2011	9.002680	7.289234	-19.03%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2020	22.617990	23.534334	4.05%	0
2019	17.492508	22.617990	29.30%	0
2018	20.760841	17.492508	-15.74%	0
2017	18.344179	20.760841	13.17%	0
2016	16.735709	18.344179	9.61%	0
2015	17.226690	16.735709	-2.85%	0
2014	15.800833	17.226690	9.02%	0
2013	12.193705	15.800833	29.58%	0
2012	10.305710	12.193705	18.32%	0
2011	10.796255	10.305710	-4.54%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2020	21.995771	22.841960	3.85%	0
2019	17.028159	21.995771	29.17%	0
2018	20.236720	17.028159	-15.86%	0
2017	17.907728	20.236720	13.01%	0
2016	16.365208	17.907728	9.43%	0
2015	16.871929	16.365208	-3.00%	0
2014	15.503237	16.871929	8.83%	0
2013	11.974078	15.503237	29.47%	0
2012	10.141285	11.974078	18.07%	0
2011	10.638056	10.141285	-4.67%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	27.619144	29.265473	5.96%	0
2019	20.996907	27.619144	31.54%	0
2018	25.933611	20.996907	-19.04%	0
2017	22.208329	25.933611	16.77%	0
2016	20.708926	22.208329	7.24%	0
2015	21.808621	20.708926	-5.04%	0
2014	20.868485	21.808621	4.51%	0
2013	16.332531	20.868485	27.77%	0
2012	13.119542	16.332531	24.49%	0
2011	14.693828	13.119542	-10.71%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	25.411741	26.887016	5.81%	0
2019	19.346515	25.411741	31.35%	0
2018	23.943640	19.346515	-19.20%	0
2017	20.525775	23.943640	16.65%	0
2016	19.176172	20.525775	7.04%	0
2015	20.222770	19.176172	-5.18%	0
2014	19.383573	20.222770	4.33%	0
2013	15.200809	19.383573	27.52%	0
2012	12.213973	15.200809	24.45%	0
2011	13.708059	12.213973	-10.90%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.967420	15.287718	9.45%	0
2019	11.897039	13.967420	17.40%	0
2018	13.444745	11.897039	-11.51%	0
2017	12.257055	13.444745	9.69%	0
2016	11.055662	12.257055	10.87%	0
2015	12.034863	11.055662	-8.14%	0
2014	11.946508	12.034863	0.74%	0
2013	9.854047	11.946508	21.23%	0
2012	8.723232	9.854047	12.96%	0
2011	9.044914	8.723232	-3.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2020	30.331768	34.531259	13.85%	0
2019	23.896675	30.331768	26.93%	0
2018	25.641377	23.896675	-6.80%	0
2017	21.660367	25.641377	18.38%	0
2016	19.008601	21.660367	13.95%	0
2015	20.092806	19.008601	-5.40%	0
2014	18.818537	20.092806	6.77%	0
2013	14.772738	18.818537	27.39%	0
2012	13.445568	14.772738	9.87%	0
2011	12.913662	13.445568	4.12%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	15.622040	15.161588	-2.95%	0
2019	14.134483	15.622040	10.52%	0
2018	17.032863	14.134483	-17.02%	0
2017	14.859184	17.032863	14.63%	0
2016	14.112319	14.859184	5.29%	0
2015	15.377891	14.112319	-8.23%	0
2014	17.617910	15.377891	-12.71%	0
2013	14.590668	17.617910	20.75%	0
2012	12.560864	14.590668	16.16%	0
2011	14.318992	12.560864	-12.28%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	24.546654	34.141468	39.09%	0
2019	18.369073	24.546654	33.63%	0
2018	19.514996	18.369073	-5.87%	0
2017	15.683326	19.514996	24.43%	0
2016	15.694120	15.683326	-0.07%	0
2015	15.296025	15.694120	2.60%	0
2014	14.436858	15.296025	5.95%	0
2013	10.543148	14.436858	36.93%	0
2012	9.492567	10.543148	11.07%	0
2011	10.352394	9.492567	-8.31%	0
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	23.629914	22.893425	-3.12%	0
2019	19.308635	23.629914	22.38%	0
2018	22.497444	19.308635	-14.17%	0
2017	19.533691	22.497444	15.17%	0
2016	17.045769	19.533691	14.60%	0
2015	18.551819	17.045769	-8.12%	0
2014	17.360237	18.551819	6.86%	0
2013	13.065252	17.360237	32.87%	0
2012	11.216602	13.065252	16.48%	0
2011	11.697490	11.216602	-4.11%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	19.081168	21.278669	11.52%	0
2019	15.105301	19.081168	26.32%	0
2018	17.022706	15.105301	-11.26%	0
2017	15.354888	17.022706	10.86%	0
2016	14.216201	15.354888	8.01%	0
2015	15.402528	14.216201	-7.70%	0
2014	14.540405	15.402528	5.93%	0
2013	11.485245	14.540405	26.60%	0
2012	10.296763	11.485245	11.54%	0
2011	10.518473	10.296763	-2.11%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	18.452088	20.526654	11.24%	0
2019	14.641213	18.452088	26.03%	0
2018	16.539003	14.641213	-11.47%	0
2017	14.957987	16.539003	10.57%	0
2016	13.879527	14.957987	7.77%	0
2015	15.074964	13.879527	-7.93%	0
2014	14.270739	15.074964	5.64%	0
2013	11.299660	14.270739	26.29%	0
2012	10.154351	11.299660	11.28%	0
2011	10.396962	10.154351	-2.33%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020*	10.000000	14.622980	46.23%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.587863	45.88%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	30.815038	38.525509	25.02%	0
2019	23.871647	30.815038	29.09%	0
2018	28.074640	23.871647	-14.97%	0
2017	20.971102	28.074640	33.87%	0
2016	21.391288	20.971102	-1.96%	0
2015	21.010355	21.391288	1.81%	0
2014	20.969449	21.010355	0.20%	0
2013	16.816123	20.969449	24.70%	0
2012	14.158103	16.816123	18.77%	0
2011	15.760526	14.158103	-10.17%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	29.427446	36.704050	24.73%	0
2019	22.854538	29.427446	28.76%	0
2018	26.944602	22.854538	-15.18%	0
2017	20.178015	26.944602	33.53%	0
2016	20.631583	20.178015	-2.20%	0
2015	20.317290	20.631583	1.55%	0
2014	20.324662	20.317290	-0.04%	0
2013	16.339606	20.324662	24.39%	0
2012	13.792665	16.339606	18.47%	0
2011	15.393475	13.792665	-10.40%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.561268	10.696539	1.28%	0
2019	9.730984	10.561268	8.53%	0
2018	10.392835	9.730984	-6.37%	0
2017	9.983507	10.392835	4.10%	0
2016	9.566855	9.983507	4.36%	0
2015	9.993000	9.566855	-4.26%	0
2014	9.920541	9.993000	0.73%	0
2013	10.141601	9.920541	-2.18%	0
2012*	10.000000	10.141601	1.42%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	17.573766	17.728485	0.88%	0
2019	16.221069	17.573766	8.34%	0
2018	17.350052	16.221069	-6.51%	0
2017	16.703820	17.350052	3.87%	0
2016	16.047080	16.703820	4.09%	0
2015	16.801640	16.047080	-4.49%	0
2014	16.736305	16.801640	0.39%	0
2013	17.149536	16.736305	-2.41%	0
2012	15.474494	17.149536	10.82%	0
2011	15.695639	15.474494	-1.41%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	24.185496	26.944606	11.41%	0
2019	19.254404	24.185496	25.61%	0
2018	23.185222	19.254404	-16.95%	0
2017	19.285940	23.185222	20.22%	0
2016	19.826601	19.285940	-2.73%	0
2015	20.785378	19.826601	-4.61%	0
2014	21.201409	20.785378	-1.96%	0
2013	18.232330	21.201409	16.28%	0
2012	16.150970	18.232330	12.89%	0
2011	17.728005	16.150970	-8.90%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	24.708835	27.516439	11.36%	0
2019	19.148575	24.708835	29.04%	0
2018	21.274372	19.148575	-9.99%	0
2017	18.620582	21.274372	14.25%	0
2016	17.079468	18.620582	9.02%	0
2015	16.911524	17.079468	0.99%	0
2014	15.638911	16.911524	8.14%	0
2013	12.147146	15.638911	28.75%	0
2012	10.635458	12.147146	14.21%	0
2011	10.891843	10.635458	-2.35%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares - Q/NQ
2020	23.548080	25.198214	7.01%	0
2019	19.190145	23.548080	22.71%	0
2018	22.103041	19.190145	-13.18%	0
2017	19.634953	22.103041	12.57%	0
2016	17.670802	19.634953	11.12%	0
2015	18.797952	17.670802	-6.00%	0
2014	18.376565	18.797952	2.29%	0
2013	14.564345	18.376565	26.18%	0
2012	13.401742	14.564345	8.68%	0
2011	14.613763	13.401742	-8.29%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	34.684943	40.744604	17.47%	0
2019	27.999141	34.684943	23.88%	0
2018	31.879891	27.999141	-12.17%	0
2017	28.509228	31.879891	11.82%	0
2016	24.653403	28.509228	15.64%	0
2015	26.747337	24.653403	-7.83%	0
2014	24.395823	26.747337	9.64%	0
2013	17.661832	24.395823	38.13%	0
2012	15.283275	17.661832	15.56%	0
2011	15.955516	15.283275	-4.21%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	20.021460	23.461905	17.18%	0
2019	16.205406	20.021460	23.55%	0
2018	18.495852	16.205406	-12.38%	0
2017	16.575998	18.495852	11.58%	0
2016	14.380554	16.575998	15.27%	0
2015	15.634302	14.380554	-8.02%	0
2014	14.295431	15.634302	9.37%	0
2013	10.378372	14.295431	37.74%	0
2012	9.004896	10.378372	15.25%	0
2011	9.417404	9.004896	-4.38%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.579798	12.543521	18.56%	0
2019	8.441594	10.579798	25.33%	0
2018	10.714202	8.441594	-21.21%	0
2017	8.650185	10.714202	23.86%	0
2016	9.077206	8.650185	-4.70%	0
2015	8.988043	9.077206	0.99%	0
2014*	10.000000	8.988043	-10.12%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.623007	18.541892	11.54%	0
2019	13.935898	16.623007	19.28%	0
2018	15.047715	13.935898	-7.39%	0
2017	12.988322	15.047715	15.86%	0
2016	13.608931	12.988322	-4.56%	0
2015	15.159096	13.608931	-10.23%	0
2014	16.336613	15.159096	-7.21%	0
2013	13.328635	16.336613	22.57%	0
2012	11.418568	13.328635	16.73%	0
2011	12.562358	11.418568	-9.10%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.070317	9.738045	-3.30%	0
2019	8.702306	10.070317	15.72%	0
2018	10.910166	8.702306	-20.24%	0
2017	8.713164	10.910166	25.21%	0
2016	7.364581	8.713164	18.31%	0
2015	9.405156	7.364581	-21.70%	0
2014*	10.000000	9.405156	-5.95%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	22.162202	29.548978	33.33%	0
2019	16.362580	22.162202	35.44%	0
2018	16.549215	16.362580	-1.13%	0
2017	13.336608	16.549215	24.09%	0
2016	13.014241	13.336608	2.48%	0
2015	12.722706	13.014241	2.29%	0
2014	11.964969	12.722706	6.33%	0
2013	8.902117	11.964969	34.41%	0
2012	7.806745	8.902117	14.03%	0
2011	8.493427	7.806745	-8.08%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	30.634624	43.685733	42.60%	0
2019	22.138091	30.634624	38.38%	0
2018	22.999140	22.138091	-3.74%	0
2017	18.585110	22.999140	23.75%	0
2016	17.438612	18.585110	6.57%	0
2015	18.194038	17.438612	-4.15%	0
2014	20.079836	18.194038	-9.39%	0
2013	14.516377	20.079836	38.33%	0
2012	12.259021	14.516377	18.41%	0
2011	13.982504	12.259021	-12.33%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	28.636966	28.953135	1.10%	0
2019	22.575210	28.636966	26.85%	0
2018	25.713622	22.575210	-12.21%	0
2017	22.369367	25.713622	14.95%	0
2016	20.071194	22.369367	11.45%	0
2015	20.684479	20.071194	-2.96%	0
2014	19.162365	20.684479	7.94%	0
2013	14.427564	19.162365	32.82%	0
2012	12.711338	14.427564	13.50%	0
2011	13.037648	12.711338	-2.50%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.722215	24.398866	17.74%	0
2019	16.836698	20.722215	23.08%	0
2018	19.043002	16.836698	-11.59%	0
2017	15.329102	19.043002	24.23%	0
2016	15.070105	15.329102	1.72%	0
2015	14.470885	15.070105	4.14%	0
2014	14.608273	14.470885	-0.94%	0
2013	11.684796	14.608273	25.02%	0
2012	10.290473	11.684796	13.55%	0
2011	10.695520	10.290473	-3.79%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.964954	20.306037	19.69%	0
2019	12.408193	16.964954	36.72%	0
2018	12.596857	12.408193	-1.50%	0
2017	10.038660	12.596857	25.48%	0
2016	9.682538	10.038660	3.68%	0
2015*	10.000000	9.682538	-3.17%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	13.381798	14.096864	5.34%	0
2019	12.351290	13.381798	8.34%	0
2018	12.727116	12.351290	-2.95%	0
2017	12.269480	12.727116	3.73%	0
2016	11.832176	12.269480	3.70%	0
2015	12.181192	11.832176	-2.87%	0
2014	11.561443	12.181192	5.36%	0
2013	11.872305	11.561443	-2.62%	0
2012	11.100878	11.872305	6.95%	0
2011	10.751599	11.100878	3.25%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.507734	18.469964	47.67%	0
2019	9.612816	12.507734	30.12%	0
2018	11.778733	9.612816	-18.39%	0
2017	9.578487	11.778733	22.97%	0
2016	10.026232	9.578487	-4.47%	0
2015	10.303543	10.026232	-2.69%	0
2014	10.663383	10.303543	-3.37%	0
2013	8.991347	10.663383	18.60%	0
2012	7.946615	8.991347	13.15%	0
2011	8.976518	7.946615	-11.47%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.124347	19.882713	9.70%	0
2019	15.319782	18.124347	18.31%	0
2018	16.461911	15.319782	-6.94%	0
2017	14.513291	16.461911	13.43%	0
2016	13.592853	14.513291	6.77%	0
2015	13.742108	13.592853	-1.09%	0
2014	13.362852	13.742108	2.84%	0
2013	11.065785	13.362852	20.76%	0
2012	9.763427	11.065785	13.34%	0
2011	9.875579	9.763427	-1.14%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.331567	12.121080	6.97%	0
2019	10.615125	11.331567	6.75%	0
2018	10.956121	10.615125	-3.11%	0
2017	10.836736	10.956121	1.10%	0
2016	10.777266	10.836736	0.55%	0
2015	11.028314	10.777266	-2.28%	0
2014	10.725171	11.028314	2.83%	0
2013	11.238925	10.725171	-4.57%	0
2012	10.931779	11.238925	2.81%	0
2011	10.555724	10.931779	3.56%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.365378	28.463814	27.27%	0
2019	16.941353	22.365378	32.02%	0
2018	19.097504	16.941353	-11.29%	0
2017	14.886099	19.097504	28.29%	0
2016	15.168365	14.886099	-1.86%	0
2015	14.534816	15.168365	4.36%	0
2014	14.571552	14.534816	-0.25%	0
2013	11.564229	14.571552	26.01%	0
2012	9.670813	11.564229	19.58%	0
2011	10.886326	9.670813	-11.17%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	24.060692	35.704455	48.39%	0
2019	18.854042	24.060692	27.62%	0
2018	19.378120	18.854042	-2.70%	0
2017	15.479507	19.378120	25.19%	0
2016	14.489284	15.479507	6.83%	0
2015	13.899208	14.489284	4.25%	0
2014	13.130864	13.899208	5.85%	0
2013	10.342945	13.130864	26.95%	0
2012	8.994660	10.342945	14.99%	0
2011	9.634207	8.994660	-6.64%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.295893	21.372136	10.76%	0
2019	15.676115	19.295893	23.09%	0
2018	16.363646	15.676115	-4.20%	0
2017	13.700851	16.363646	19.44%	0
2016	12.590793	13.700851	8.82%	0
2015	12.716135	12.590793	-0.99%	0
2014	11.777700	12.716135	7.97%	0
2013	9.042803	11.777700	30.24%	0
2012	7.886775	9.042803	14.66%	0
2011	8.235629	7.886775	-4.24%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	21.009754	22.647857	7.80%	0
2019	16.624584	21.009754	26.38%	0
2018	17.021743	16.624584	-2.33%	0
2017	14.451215	17.021743	17.79%	0
2016	13.271917	14.451215	8.89%	0
2015	13.460616	13.271917	-1.40%	0
2014	12.290081	13.460616	9.52%	0
2013	9.593371	12.290081	28.11%	0
2012	8.603285	9.593371	11.51%	0
2011	8.749882	8.603285	-1.68%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.529014	17.121060	10.25%	0
2019	12.789562	15.529014	21.42%	0
2018	14.631003	12.789562	-12.59%	0
2017	12.467802	14.631003	17.35%	0
2016	11.745645	12.467802	6.15%	0
2015	12.205577	11.745645	-3.77%	0
2014	11.924797	12.205577	2.35%	0
2013	9.402759	11.924797	26.82%	0
2012	8.264930	9.402759	13.77%	0
2011	9.012456	8.264930	-8.29%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.935965	14.971660	7.43%	0
2019	12.246253	13.935965	13.80%	0
2018	13.335298	12.246253	-8.17%	0
2017	12.149391	13.335298	9.76%	0
2016	11.688970	12.149391	3.94%	0
2015	12.061403	11.688970	-3.09%	0
2014	11.806460	12.061403	2.16%	0
2013	10.512648	11.806460	12.31%	0
2012	9.664236	10.512648	8.78%	0
2011	10.000579	9.664236	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.008232	16.386297	9.18%	0
2019	12.743051	15.008232	17.78%	0
2018	14.167346	12.743051	-10.05%	0
2017	12.488991	14.167346	13.44%	0
2016	11.879831	12.488991	5.13%	0
2015	12.291814	11.879831	-3.35%	0
2014	11.986035	12.291814	2.55%	0
2013	10.092575	11.986035	18.76%	0
2012	9.067261	10.092575	11.31%	0
2011	9.587191	9.067261	-5.42%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.205390	12.862952	5.39%	0
2019	11.259382	12.205390	8.40%	0
2018	11.803862	11.259382	-4.61%	0
2017	11.329798	11.803862	4.18%	0
2016	11.056236	11.329798	2.47%	0
2015	11.371089	11.056236	-2.77%	0
2014	11.234242	11.371089	1.22%	0
2013	10.930192	11.234242	2.78%	0
2012	10.381053	10.930192	5.29%	0
2011	10.450358	10.381053	-0.66%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.519345	15.741971	8.42%	0
2019	12.546663	14.519345	15.72%	0
2018	13.787859	12.546663	-9.00%	0
2017	12.350333	13.787859	11.64%	0
2016	11.812058	12.350333	4.56%	0
2015	12.189216	11.812058	-3.09%	0
2014	11.900459	12.189216	2.43%	0
2013	10.313226	11.900459	15.39%	0
2012	9.370438	10.313226	10.06%	0
2011	9.794617	9.370438	-4.33%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.254921	16.774148	9.96%	0
2019	12.741569	15.254921	19.73%	0
2018	14.376021	12.741569	-11.37%	0
2017	12.429967	14.376021	15.66%	0
2016	11.794064	12.429967	5.39%	0
2015	12.225250	11.794064	-3.53%	0
2014	11.936604	12.225250	2.42%	0
2013	9.805814	11.936604	21.73%	0
2012	8.737123	9.805814	12.23%	0
2011	9.356738	8.737123	-6.62%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.446936	14.363978	6.82%	0
2019	12.010625	13.446936	11.96%	0
2018	12.876782	12.010625	-6.73%	0
2017	11.962895	12.876782	7.64%	0
2016	11.521522	11.962895	3.83%	0
2015	11.889315	11.521522	-3.09%	0
2014	11.662076	11.889315	1.95%	0
2013	10.703232	11.662076	8.96%	0
2012	9.930383	10.703232	7.78%	0
2011	10.165246	9.930383	-2.31%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.516332	14.955252	3.02%	0
2019	13.175031	14.516332	10.18%	0
2018	15.955829	13.175031	-17.43%	0
2017	13.273279	15.955829	20.21%	0
2016	13.400887	13.273279	-0.95%	0
2015	14.237119	13.400887	-5.87%	0
2014	15.824380	14.237119	-10.03%	0
2013	13.452307	15.824380	17.63%	0
2012	11.487094	13.452307	17.11%	0
2011	13.391270	11.487094	-14.22%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.731415	17.31%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.731921	17.32%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	12.752618	13.367102	4.82%	0
2019	11.950720	12.752618	6.71%	0
2018	12.253597	11.950720	-2.47%	0
2017	11.982488	12.253597	2.26%	0
2016	11.611783	11.982488	3.19%	0
2015	11.940815	11.611783	-2.76%	0
2014	11.604101	11.940815	2.90%	0
2013	12.077854	11.604101	-3.92%	0
2012	11.443906	12.077854	5.54%	0
2011	10.959942	11.443906	4.42%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.373568	12.940722	4.58%	0
2019	11.621711	12.373568	6.47%	0
2018	11.948491	11.621711	-2.73%	0
2017	11.708490	11.948491	2.05%	0
2016	11.383100	11.708490	2.86%	0
2015	11.724577	11.383100	-2.91%	0
2014	11.434934	11.724577	2.53%	0
2013	11.928175	11.434934	-4.14%	0
2012	11.330575	11.928175	5.27%	0
2011	10.887822	11.330575	4.07%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.197601	14.095698	6.81%	0
2019	12.294310	13.197601	7.35%	0
2018	12.738197	12.294310	-3.48%	0
2017	12.531982	12.738197	1.65%	0
2016	12.380527	12.531982	1.22%	0
2015	12.705364	12.380527	-2.56%	0
2014	12.367537	12.705364	2.73%	0
2013	12.890485	12.367537	-4.06%	0
2012	12.286392	12.890485	4.92%	0
2011	11.827538	12.286392	3.88%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	25.586132	28.318924	10.68%	0
2019	21.295051	25.586132	20.15%	0
2018	26.405443	21.295051	-19.35%	0
2017	19.087789	26.405443	38.34%	0
2016	18.130247	19.087789	5.28%	0
2015	22.096979	18.130247	-17.95%	0
2014	23.930899	22.096979	-7.66%	0
2013	24.327438	23.930899	-1.63%	0
2012	21.230576	24.327438	14.59%	0
2011	28.002015	21.230576	-24.18%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.664799	12.112952	3.84%	0
2020	11.664799	12.112952	3.84%	0
2019	10.378961	11.664799	12.39%	0
2018	10.925045	10.378961	-5.00%	0
2017	10.447126	10.925045	4.57%	0
2016	9.342578	10.447126	11.82%	0
2015	9.793488	9.342578	-4.60%	0
2014*	10.000000	9.793488	-2.07%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.793334	13.293339	3.91%	0
2019	12.290422	12.793334	4.09%	0
2018	12.555104	12.290422	-2.11%	0
2017	12.555449	12.555104	0.00%	0
2016	12.723131	12.555449	-1.32%	0
2015	13.003568	12.723131	-2.16%	0
2014	12.695635	13.003568	2.43%	0
2013	13.509242	12.695635	-6.02%	0
2012	13.383575	13.509242	0.94%	0
2011	12.738672	13.383575	5.06%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.420841	8.268296	-1.81%	0
2019	8.446609	8.420841	-0.31%	0
2018	8.506071	8.446609	-0.70%	0
2017	8.647161	8.506071	-1.63%	0
2016	8.826964	8.647161	-2.04%	0
2015	9.011706	8.826964	-2.05%	0
2014	9.200309	9.011706	-2.05%	0
2013	9.392861	9.200309	-2.05%	0
2012	9.589986	9.392861	-2.06%	0
2011	9.790129	9.589986	-2.04%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.602650	10.128627	5.48%	0
2019	8.244325	9.602650	16.48%	0
2018	9.880444	8.244325	-16.56%	0
2017	7.937505	9.880444	24.48%	0
2016	8.052141	7.937505	-1.42%	0
2015	8.494287	8.052141	-5.21%	0
2014	8.734954	8.494287	-2.76%	0
2013	7.585493	8.734954	15.15%	0
2012	6.721206	7.585493	12.86%	0
2011	7.624047	6.721206	-11.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	23.088957	25.514190	10.50%	0
2019	19.050947	23.088957	21.20%	0
2018	21.341793	19.050947	-10.73%	0
2017	18.396672	21.341793	16.01%	0
2016	17.156276	18.396672	7.23%	0
2015	17.691964	17.156276	-3.03%	0
2014	17.204536	17.691964	2.83%	0
2013	13.803392	17.204536	24.64%	0
2012	12.159225	13.803392	13.52%	0
2011	12.921206	12.159225	-5.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.363965	18.607857	7.16%	0
2019	15.369476	17.363965	12.98%	0
2018	16.492792	15.369476	-6.81%	0
2017	15.150577	16.492792	8.86%	0
2016	14.549762	15.150577	4.13%	0
2015	14.880137	14.549762	-2.22%	0
2014	14.525530	14.880137	2.44%	0
2013	13.074384	14.525530	11.10%	0
2012	12.203251	13.074384	7.14%	0
2011	12.348836	12.203251	-1.18%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.152833	23.126593	9.33%	0
2019	18.005170	21.152833	17.48%	0
2018	19.656045	18.005170	-8.40%	0
2017	17.477959	19.656045	12.46%	0
2016	16.561012	17.477959	5.54%	0
2015	16.998046	16.561012	-2.57%	0
2014	16.494139	16.998046	3.06%	0
2013	14.092065	16.494139	17.05%	0
2012	12.817529	14.092065	9.94%	0
2011	13.208826	12.817529	-2.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.763118	14.386273	4.53%	0
2019	12.828238	13.763118	7.29%	0
2018	13.338767	12.828238	-3.83%	0
2017	12.884931	13.338767	3.52%	0
2016	12.615946	12.884931	2.13%	0
2015	12.845978	12.615946	-1.79%	0
2014	12.623727	12.845978	1.76%	0
2013	12.293909	12.623727	2.68%	0
2012	11.934177	12.293909	3.01%	0
2011	11.836441	11.934177	0.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	19.055393	20.595599	8.08%	0
2019	16.522279	19.055393	15.33%	0
2018	17.885982	16.522279	-7.62%	0
2017	16.169056	17.885982	10.62%	0
2016	15.406052	16.169056	4.95%	0
2015	15.781327	15.406052	-2.38%	0
2014	15.317967	15.781327	3.02%	0
2013	13.408918	15.317967	14.24%	0
2012	12.354447	13.408918	8.54%	0
2011	12.617565	12.354447	-2.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	21.675965	23.849229	10.03%	0
2020	21.675965	23.849229	10.03%	0
2019	18.164578	21.675965	19.33%	0
2018	20.100032	18.164578	-9.63%	0
2017	17.586267	20.100032	14.29%	0
2016	16.549629	17.586267	6.26%	0
2015	17.020239	16.549629	-2.77%	0
2014	16.555786	17.020239	2.81%	0
2013	13.811486	16.555786	19.87%	0
2012	12.395553	13.811486	11.42%	0
2011	12.929421	12.395553	-4.13%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	16.549134	17.596278	6.33%	0
2019	14.888084	16.549134	11.16%	0
2018	15.790735	14.888084	-5.72%	0
2017	14.760620	15.790735	6.98%	0
2016	14.255683	14.760620	3.54%	0
2015	14.558498	14.255683	-2.08%	0
2014	14.190634	14.558498	2.59%	0
2013	13.111538	14.190634	8.23%	0
2012	12.390425	13.111538	5.82%	0
2011	12.393533	12.390425	-0.03%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.323265	27.134673	27.25%	0
2019	16.717633	21.323265	27.55%	0
2018	17.661307	16.717633	-5.34%	0
2017	13.881945	17.661307	27.23%	0
2016	13.895137	13.881945	-0.09%	0
2015	13.755464	13.895137	1.02%	0
2014	12.749489	13.755464	7.89%	0
2013	9.683662	12.749489	31.66%	0
2012	8.512790	9.683662	13.75%	0
2011	8.980902	8.512790	-5.21%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	37.039766	43.136751	16.46%	0
2019	27.478505	37.039766	34.80%	0
2018	28.418651	27.478505	-3.31%	0
2017	22.787580	28.418651	24.71%	0
2016	22.447766	22.787580	1.51%	0
2015	21.806947	22.447766	2.94%	0
2014	20.462668	21.806947	6.57%	0
2013	15.281794	20.462668	33.90%	0
2012	13.145948	15.281794	16.25%	0
2011	13.727135	13.145948	-4.23%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	36.064398	41.870329	16.10%	0
2019	26.810085	36.064398	34.52%	0
2018	27.802802	26.810085	-3.57%	0
2017	22.336623	27.802802	24.47%	0
2016	22.069127	22.336623	1.21%	0
2015	21.494441	22.069127	2.67%	0
2014	20.213544	21.494441	6.34%	0
2013	15.142011	20.213544	33.49%	0
2012	13.054694	15.142011	15.99%	0
2011	13.668384	13.054694	-4.49%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	27.822436	27.631726	-0.69%	0
2019	22.421895	27.822436	24.09%	0
2018	25.288878	22.421895	-11.34%	0
2017	23.807710	25.288878	6.22%	0
2016	20.218003	23.807710	17.76%	0
2015	21.600674	20.218003	-6.40%	0
2014	19.524697	21.600674	10.63%	0
2013	15.138435	19.524697	28.97%	0
2012	13.505087	15.138435	12.09%	0
2011	13.720413	13.505087	-1.57%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.776540	17.77%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	33.112733	36.687654	10.80%	0
2019	26.904343	33.112733	23.08%	0
2018	30.999893	26.904343	-13.21%	0
2017	27.333690	30.999893	13.41%	0
2016	23.197443	27.333690	17.83%	0
2015	24.298756	23.197443	-4.53%	0
2014	22.671569	24.298756	7.18%	0
2013	17.396577	22.671569	30.32%	0
2012	15.119637	17.396577	15.06%	0
2011	15.838444	15.119637	-4.54%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	30.448445	33.652256	10.52%	0
2019	24.786516	30.448445	22.84%	0
2018	28.618913	24.786516	-13.39%	0
2017	25.278987	28.618913	13.21%	0
2016	21.503020	25.278987	17.56%	0
2015	22.578955	21.503020	-4.77%	0
2014	21.114113	22.578955	6.94%	0
2013	16.230914	21.114113	30.09%	0
2012	14.130352	16.230914	14.87%	0
2011	14.822510	14.130352	-4.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.898339	20.235542	-3.17%	0
2019	17.227576	20.898339	21.31%	0
2018	20.254921	17.227576	-14.95%	0
2017	18.163865	20.254921	11.51%	0
2016	15.768607	18.163865	15.19%	0
2015	16.577025	15.768607	-4.88%	0
2014	14.462419	16.577025	14.62%	0
2013	10.882378	14.462419	32.90%	0
2012	9.549696	10.882378	13.96%	0
2011	9.980860	9.549696	-4.32%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	21.811807	30.020869	37.64%	0
2019	16.449044	21.811807	32.60%	0
2018	18.298892	16.449044	-10.11%	0
2017	14.986915	18.298892	22.10%	0
2016	14.158769	14.986915	5.85%	0
2015	14.378971	14.158769	-1.53%	0
2014	14.316546	14.378971	0.44%	0
2013	10.153472	14.316546	41.00%	0
2012	9.166325	10.153472	10.77%	0
2011	9.439072	9.166325	-2.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	26.406911	27.198281	3.00%	0
2019	22.654955	26.406911	16.56%	0
2018	27.854260	22.654955	-18.67%	0
2017	26.072492	27.854260	6.83%	0
2016	21.135523	26.072492	23.36%	0
2015	22.960771	21.135523	-7.95%	0
2014	21.903246	22.960771	4.83%	0
2013	15.926821	21.903246	37.52%	0
2012	13.500626	15.926821	17.97%	0
2011	14.518836	13.500626	-7.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	23.479192	24.136542	2.80%	0
2019	20.195753	23.479192	16.26%	0
2018	24.881578	20.195753	-18.83%	0
2017	23.356384	24.881578	6.53%	0
2016	18.981746	23.356384	23.05%	0
2015	20.679712	18.981746	-8.21%	0
2014	19.774714	20.679712	4.58%	0
2013	14.417744	19.774714	37.16%	0
2012	12.235705	14.417744	17.83%	0
2011	13.211784	12.235705	-7.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	30.203668	36.297211	20.17%	0
2019	24.541336	30.203668	23.07%	0
2018	28.681836	24.541336	-14.44%	0
2017	25.800478	28.681836	11.17%	0
2016	21.442943	25.800478	20.32%	0
2015	22.255711	21.442943	-3.65%	0
2014	22.537842	22.255711	-1.25%	0
2013	16.329375	22.537842	38.02%	0
2012	14.434231	16.329375	13.13%	0
2011	15.603144	14.434231	-7.49%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	29.614853	35.492890	19.85%	0
2019	24.119435	29.614853	22.78%	0
2018	28.253258	24.119435	-14.63%	0
2017	25.479717	28.253258	10.89%	0
2016	21.226232	25.479717	20.04%	0
2015	22.089157	21.226232	-3.91%	0
2014	22.426832	22.089157	-1.51%	0
2013	16.290094	22.426832	37.67%	0
2012	14.433982	16.290094	12.86%	0
2011	15.643298	14.433982	-7.73%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.206754	21.334094	11.08%	0
2019	15.308945	19.206754	25.46%	0
2018	16.455226	15.308945	-6.97%	0
2017	13.464665	16.455226	22.21%	0
2016	12.106069	13.464665	11.22%	0
2015	12.508653	12.106069	-3.22%	0
2014	11.984366	12.508653	4.37%	0
2013	8.524210	11.984366	40.59%	0
2012	7.448970	8.524210	14.43%	0
2011	8.607930	7.448970	-13.46%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	20.195816	22.424750	11.04%	0
2020	20.195816	22.424750	11.04%	0
2019	16.362867	20.195816	23.42%	0
2018	17.734276	16.362867	-7.73%	0
2017	15.262613	17.734276	16.19%	0
2016	14.150282	15.262613	7.86%	0
2015	14.493383	14.150282	-2.37%	0
2014	13.378253	14.493383	8.34%	0
2013	9.842504	13.378253	35.92%	0
2012	9.012630	9.842504	9.21%	0
2011	9.503068	9.012630	-5.16%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	19.984883	22.186056	11.01%	0
2019	16.186973	19.984883	23.46%	0
2018	17.559338	16.186973	-7.82%	0
2017	15.144614	17.559338	15.94%	0
2016	14.041263	15.144614	7.86%	0
2015	14.395374	14.041263	-2.46%	0
2014	13.298953	14.395374	8.24%	0
2013	9.799276	13.298953	35.71%	0
2012	8.982352	9.799276	9.09%	0
2011	9.479541	8.982352	-5.24%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.312645	15.067739	-7.63%	0
2019	12.767029	16.312645	27.77%	0
2018	13.587031	12.767029	-6.04%	0
2017	13.067760	13.587031	3.97%	0
2016	12.447076	13.067760	4.99%	0
2015	13.470072	12.447076	-7.59%	0
2014	10.692960	13.470072	25.97%	0
2013	10.629742	10.692960	0.59%	0
2012	9.389638	10.629742	13.21%	0
2011	9.031330	9.389638	3.97%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.227669	32.28%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020*	10.000000	13.207078	32.07%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.839899	9.911127	0.72%	0
2019	9.651362	9.839899	1.95%	0
2018	9.774306	9.651362	-1.26%	0
2017	9.823183	9.774306	-0.50%	0
2016	9.784401	9.823183	0.40%	0
2015	10.023374	9.784401	-2.38%	0
2014	10.182854	10.023374	-1.57%	0
2013	10.385034	10.182854	-1.95%	0
2012	10.242058	10.385034	1.40%	0
2011	10.321841	10.242058	-0.77%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.301240	33.487764	57.21%	0
2019	15.892523	21.301240	34.03%	0
2018	17.457551	15.892523	-8.96%	0
2017	13.975373	17.457551	24.92%	0
2016	13.452434	13.975373	3.89%	0
2015	13.781662	13.452434	-2.39%	0
2014	13.565524	13.781662	1.59%	0
2013	9.991851	13.565524	35.77%	0
2012	8.898342	9.991851	12.29%	0
2011	9.507383	8.898342	-6.41%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	26.418028	30.938561	17.11%	0
2019	21.424990	26.418028	23.30%	0
2018	23.204714	21.424990	-7.67%	0
2017	20.002509	23.204714	16.01%	0
2016	18.586902	20.002509	7.62%	0
2015	19.064307	18.586902	-2.50%	0
2014	17.632676	19.064307	8.12%	0
2013	13.082170	17.632676	34.78%	0
2012	12.035204	13.082170	8.70%	0
2011	12.677102	12.035204	-5.06%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.522393	12.028784	4.39%	0
2019	10.260181	11.522393	12.30%	0
2018	11.007234	10.260181	-6.79%	0
2017	10.235872	11.007234	7.54%	0
2016	9.229934	10.235872	10.90%	0
2015	9.651383	9.229934	-4.37%	0
2014*	10.000000	9.651383	-3.49%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.153609	12.089803	8.39%	0
2019	10.650294	11.153609	4.73%	0
2018	11.336213	10.650294	-6.05%	0
2017	10.450942	11.336213	8.47%	0
2016	10.368032	10.450942	0.80%	0
2015	11.403258	10.368032	-9.08%	0
2014	11.606988	11.403258	-1.76%	0
2013	12.682788	11.606988	-8.48%	0
2012	12.305093	12.682788	3.07%	0
2011	11.586746	12.305093	6.20%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.709374	10.792945	0.78%	0
2019	10.520709	10.709374	1.79%	0
2018	10.716703	10.520709	-1.83%	0
2017	10.805073	10.716703	-0.82%	0
2016	10.888496	10.805073	-0.77%	0
2015	11.093216	10.888496	-1.85%	0
2014	11.241278	11.093216	-1.32%	0
2013	11.503255	11.241278	-2.28%	0
2012	11.106030	11.503255	3.58%	0
2011	11.224697	11.106030	-1.06%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.747138	24.112508	35.87%	0
2019	13.250079	17.747138	33.94%	0
2018	13.214489	13.250079	0.27%	0
2017	10.305404	13.214489	28.23%	0
2016*	10.000000	10.305404	3.05%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	15.327863	16.829573	9.80%	0
2019	12.503597	15.327863	22.59%	0
2018	15.783789	12.503597	-20.78%	0
2017	12.729514	15.783789	23.99%	0
2016	13.322046	12.729514	-4.45%	0
2015	13.581861	13.322046	-1.91%	0
2014	14.874325	13.581861	-8.69%	0
2013	11.857088	14.874325	25.45%	0
2012	9.929606	11.857088	19.41%	0
2011	12.203836	9.929606	-18.64%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.830182	13.296332	3.63%	0
2019	10.044620	12.830182	27.73%	0
2018	11.207440	10.044620	-10.38%	0
2017*	10.000000	11.207440	12.07%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2020	23.882458	24.319828	1.83%	0
2019	19.624928	23.882458	21.69%	0
2018	25.025165	19.624928	-21.58%	0
2017	23.683166	25.025165	5.67%	0
2016	18.963586	23.683166	24.89%	0
2015	20.217590	18.963586	-6.20%	0
2014	19.955479	20.217590	1.31%	0
2013	14.592941	19.955479	36.75%	0
2012	12.681395	14.592941	15.07%	0
2011	13.588591	12.681395	-6.68%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.498029	6.399242	16.39%	0
2019	5.032085	5.498029	9.26%	0
2018	7.178363	5.032085	-29.90%	0
2017	7.475540	7.178363	-3.98%	0
2016	5.321370	7.475540	40.48%	0
2015	8.185408	5.321370	-34.99%	0
2014	10.361592	8.185408	-21.00%	0
2013	9.591019	10.361592	8.03%	0
2012*	10.000000	9.591019	-4.09%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.651513	6.593621	16.67%	0
2019	5.157631	5.651513	9.58%	0
2018	7.342584	5.157631	-29.76%	0
2017	7.625306	7.342584	-3.71%	0
2016	5.416751	7.625306	40.77%	0
2015	8.309679	5.416751	-34.81%	0
2014	10.487293	8.309679	-20.76%	0
2013	9.686419	10.487293	8.27%	0
2012*	10.000000	9.686419	-3.14%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	33.903584	52.399060	54.55%	0
2019	27.728424	33.903584	22.27%	0
2018	27.946375	27.728424	-0.78%	0
2017	22.667921	27.946375	23.29%	0
2016	21.477240	22.667921	5.54%	0
2015	22.577634	21.477240	-4.87%	0
2014	23.491385	22.577634	-3.89%	0
2013	15.963906	23.491385	47.15%	0
2012	15.109546	15.963906	5.65%	0
2011	16.168409	15.109546	-6.55%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	24.036578	24.113623	0.32%	0
2019	19.862350	24.036578	21.02%	0
2018	21.550488	19.862350	-7.83%	0
2017	18.559709	21.550488	16.11%	0
2016	17.067285	18.559709	8.74%	0
2015	17.188172	17.067285	-0.70%	0
2014	16.064415	17.188172	7.00%	0
2013	12.191468	16.064415	31.77%	0
2012	10.621886	12.191468	14.78%	0
2011	10.228345	10.621886	3.85%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	15.373197	15.383091	0.06%	0
2019	13.445499	15.373197	14.34%	0
2018	17.833427	13.445499	-24.61%	0
2017	14.560747	17.833427	22.48%	0
2016	14.991887	14.560747	-2.88%	0
2015	14.954401	14.991887	0.25%	0
2014	16.330318	14.954401	-8.43%	0
2013	13.591253	16.330318	20.15%	0
2012	12.157746	13.591253	11.79%	0
2011	15.414611	12.157746	-21.13%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	29.013462	38.387874	32.31%	0
2019	22.056255	29.013462	31.54%	0
2018	22.020639	22.056255	0.16%	0
2017	17.081245	22.020639	28.92%	0
2016	17.045322	17.081245	0.21%	0
2015	15.706018	17.045322	8.53%	0
2014	14.092503	15.706018	11.45%	0
2013	10.507116	14.092503	34.12%	0
2012	9.242802	10.507116	13.68%	0
2011	9.760083	9.242802	-5.77%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	32.994222	33.287548	0.89%	0
2019	28.107807	32.994222	17.38%	0
2018	33.899502	28.107807	-17.08%	0
2017	30.681861	33.899502	10.49%	0
2016	25.112138	30.681861	22.18%	0
2015	27.199658	25.112138	-7.67%	0
2014	25.501725	27.199658	6.66%	0
2013	18.925702	25.501725	34.75%	0
2012	16.318671	18.925702	15.98%	0
2011	18.240863	16.318671	-10.54%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.751285	19.795763	18.17%	0
2019	14.530599	16.751285	15.28%	0
2018	16.061355	14.530599	-9.53%	0
2017	14.427148	16.061355	11.33%	0
2016	14.195594	14.427148	1.63%	0
2015	14.646763	14.195594	-3.08%	0
2014	14.677369	14.646763	-0.21%	0
2013	13.103201	14.677369	12.01%	0
2012	12.171792	13.103201	7.65%	0
2011	12.901996	12.171792	-5.66%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.716259	13.425924	5.58%	0
2019	10.837279	12.716259	17.34%	0
2018	13.130826	10.837279	-17.47%	0
2017	11.658186	13.130826	12.63%	0
2016	10.336229	11.658186	12.79%	0
2015	10.830491	10.336229	-4.56%	0
2014*	10.000000	10.830491	8.30%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	33.436795	36.216807	8.31%	0
2019	27.946314	33.436795	19.65%	0
2018	31.364502	27.946314	-10.90%	0
2017	28.500327	31.364502	10.05%	0
2016	23.153176	28.500327	23.09%	0
2015	24.213945	23.153176	-4.38%	0
2014	23.528359	24.213945	2.91%	0
2013	17.079026	23.528359	37.76%	0
2012	15.073379	17.079026	13.31%	0
2011	15.309897	15.073379	-1.54%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	29.347544	33.905306	15.53%	0
2019	22.851078	29.347544	28.43%	0
2018	24.478787	22.851078	-6.65%	0
2017	20.571240	24.478787	19.00%	0
2016	18.809227	20.571240	9.37%	0
2015	19.002326	18.809227	-1.02%	0
2014	17.112626	19.002326	11.04%	0
2013	13.239259	17.112626	29.26%	0
2012	11.684926	13.239259	13.30%	0
2011	11.715080	11.684926	-0.26%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	32.134419	37.032213	15.24%	0
2019	25.086263	32.134419	28.10%	0
2018	26.935095	25.086263	-6.86%	0
2017	22.696566	26.935095	18.67%	0
2016	20.802044	22.696566	9.11%	0
2015	21.065329	20.802044	-1.25%	0
2014	19.024192	21.065329	10.73%	0
2013	14.754196	19.024192	28.94%	0
2012	13.051728	14.754196	13.04%	0
2011	13.118526	13.051728	-0.51%	0
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	24.708842	30.030601	21.54%	0
2019	18.784595	24.708842	31.54%	0
2018	20.073517	18.784595	-6.42%	0
2017	17.776910	20.073517	12.92%	0
2016	16.450635	17.776910	8.06%	0
2015	17.358077	16.450635	-5.23%	0
2014	15.628002	17.358077	11.07%	0
2013	11.882210	15.628002	31.52%	0
2012	10.839647	11.882210	9.62%	0
2011	10.972784	10.839647	-1.21%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.582978	10.567869	-0.14%	0
2019	10.095360	10.582978	4.83%	0
2018	10.321978	10.095360	-2.20%	0
2017	10.191929	10.321978	1.28%	0
2016	9.555164	10.191929	6.66%	0
2015	9.857932	9.555164	-3.07%	0
2014*	10.000000	9.857932	-1.42%	0
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	23.793573	24.565577	3.24%	0
2019	21.295097	23.793573	11.73%	0
2018	22.527210	21.295097	-5.47%	0
2017	21.591998	22.527210	4.33%	0
2016	19.256177	21.591998	12.13%	0
2015	20.219769	19.256177	-4.77%	0
2014	20.165371	20.219769	0.27%	0
2013	19.299219	20.165371	4.49%	0
2012	17.246838	19.299219	11.90%	0
2011	16.789398	17.246838	2.72%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.597389	10.448152	-1.41%	0
2019	9.026932	10.597389	17.40%	0
2018*	10.000000	9.026932	-9.73%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	14.798439	15.664003	5.85%	0
2019	13.811537	14.798439	7.15%	0
2018	14.193605	13.811537	-2.69%	0
2017	13.934865	14.193605	1.86%	0
2016	13.708687	13.934865	1.65%	0
2015	14.036933	13.708687	-2.34%	0
2014	13.814039	14.036933	1.61%	0
2013	13.965825	13.814039	-1.09%	0
2012	13.002068	13.965825	7.41%	0
2011	12.985111	13.002068	0.13%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	14.311733	15.112512	5.60%	0
2019	13.390841	14.311733	6.88%	0
2018	13.787696	13.390841	-2.88%	0
2017	13.573702	13.787696	1.58%	0
2016	13.391114	13.573702	1.36%	0
2015	13.738740	13.391114	-2.53%	0
2014	13.557191	13.738740	1.34%	0
2013	13.744850	13.557191	-1.37%	0
2012	12.828563	13.744850	7.14%	0
2011	12.847270	12.828563	-0.15%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ
2020	15.719107	18.028985	14.69%	0
2019	13.090405	15.719107	20.08%	0
2018	14.496951	13.090405	-9.70%	0
2017	12.474619	14.496951	16.21%	0
2016	12.449802	12.474619	0.20%	0
2015	12.720690	12.449802	-2.13%	0
2014	12.287023	12.720690	3.53%	0
2013	10.258853	12.287023	19.77%	0
2012	9.085975	10.258853	12.91%	0
2011	9.900731	9.085975	-8.23%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ
2020	14.257230	16.323737	14.49%	0
2019	11.888646	14.257230	19.92%	0
2018	13.184343	11.888646	-9.83%	0
2017	11.364787	13.184343	16.01%	0
2016	11.360704	11.364787	0.04%	0
2015	11.625895	11.360704	-2.28%	0
2014	11.250491	11.625895	3.34%	0
2013	9.412661	11.250491	19.53%	0
2012	8.352621	9.412661	12.69%	0
2011	9.120645	8.352621	-8.42%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2020	16.906109	18.990505	12.33%	0
2019	14.614743	16.906109	15.68%	0
2018	15.788748	14.614743	-7.44%	0
2017	14.153331	15.788748	11.55%	0
2016	14.033743	14.153331	0.85%	0
2015	14.331157	14.033743	-2.08%	0
2014	13.851050	14.331157	3.47%	0
2013	12.246012	13.851050	13.11%	0
2012	11.126733	12.246012	10.06%	0
2011	11.678843	11.126733	-4.73%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	15.631164	17.527328	12.13%	0
2019	13.529441	15.631164	15.53%	0
2018	14.643474	13.529441	-7.61%	0
2017	13.149508	14.643474	11.36%	0
2016	13.059945	13.149508	0.69%	0
2015	13.348160	13.059945	-2.16%	0
2014	12.918978	13.348160	3.32%	0
2013	11.441062	12.918978	12.92%	0
2012	10.412971	11.441062	9.87%	0
2011	10.944038	10.412971	-4.85%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2020	20.223597	24.218775	19.76%	0
2019	16.618702	20.223597	21.69%	0
2018	17.734221	16.618702	-6.29%	0
2017	15.582003	17.734221	13.81%	0
2016	14.852208	15.582003	4.91%	0
2015	15.094207	14.852208	-1.60%	0
2014	14.004740	15.094207	7.78%	0
2013	11.970841	14.004740	16.99%	0
2012	10.637606	11.970841	12.53%	0
2011	11.292005	10.637606	-5.80%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	20.662393	24.704636	19.56%	0
2019	17.004794	20.662393	21.51%	0
2018	18.178993	17.004794	-6.46%	0
2017	15.990644	18.178993	13.69%	0
2016	15.267197	15.990644	4.74%	0
2015	15.538711	15.267197	-1.75%	0
2014	14.426636	15.538711	7.71%	0
2013	12.353850	14.426636	16.78%	0
2012	10.990594	12.353850	12.40%	0
2011	11.672451	10.990594	-5.84%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2020	19.767397	25.831241	30.68%	0
2019	15.536850	19.767397	27.23%	0
2018	16.702622	15.536850	-6.98%	0
2017	13.784491	16.702622	21.17%	0
2016	13.701682	13.784491	0.60%	0
2015	13.835538	13.701682	-0.97%	0
2014	12.745001	13.835538	8.56%	0
2013	9.406906	12.745001	35.49%	0
2012	7.837382	9.406906	20.03%	0
2011	8.226024	7.837382	-4.72%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	19.181021	25.039441	30.54%	0
2019	15.091712	19.181021	27.10%	0
2018	16.257603	15.091712	-7.17%	0
2017	13.445316	16.257603	20.92%	0
2016	13.377206	13.445316	0.51%	0
2015	13.525629	13.377206	-1.10%	0
2014	12.484913	13.525629	8.34%	0
2013	9.224063	12.484913	35.35%	0
2012	7.707573	9.224063	19.68%	0
2011	8.096696	7.707573	-4.81%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	20.297878	21.172309	4.31%	0
2019	16.283710	20.297878	24.65%	0
2018	18.160641	16.283710	-10.34%	0
2017	16.443492	18.160641	10.44%	0
2016	14.244927	16.443492	15.43%	0
2015	15.170816	14.244927	-6.10%	0
2014	14.262964	15.170816	6.37%	0
2013	11.380773	14.262964	25.33%	0
2012	9.920354	11.380773	14.72%	0
2011	10.046430	9.920354	-1.25%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	21.609951	22.518698	4.21%	0
2019	17.366004	21.609951	24.44%	0
2018	19.396689	17.366004	-10.47%	0
2017	17.586744	19.396689	10.29%	0
2016	15.260395	17.586744	15.24%	0
2015	16.277701	15.260395	-6.25%	0
2014	15.327187	16.277701	6.20%	0
2013	12.247606	15.327187	25.14%	0
2012	10.688045	12.247606	14.59%	343
2011	10.845816	10.688045	-1.45%	343

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2020	9.535441	9.365062	-1.79%	0
2019	9.546796	9.535441	-0.12%	0
2018	9.594803	9.546796	-0.50%	0
2017	9.733896	9.594803	-1.43%	0
2016	9.921833	9.733896	-1.89%	0
2015	10.131812	9.921833	-2.07%	0
2014	10.348109	10.131812	-2.09%	0
2013	10.567008	10.348109	-2.07%	0
2012	10.779637	10.567008	-1.97%	0
2011	10.998216	10.779637	-1.99%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2020	19.980797	21.074358	5.47%	0
2019	15.706445	19.980797	27.21%	0
2018	17.646761	15.706445	-11.00%	0
2017	15.435248	17.646761	14.33%	0
2016	13.597341	15.435248	13.52%	0
2015	14.223410	13.597341	-4.40%	0
2014	13.161463	14.223410	8.07%	0
2013	10.073151	13.161463	30.66%	0
2012	8.690507	10.073151	15.91%	0
2011	8.738932	8.690507	-0.55%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	20.078793	21.149890	5.33%	0
2019	15.815341	20.078793	26.96%	0
2018	17.792136	15.815341	-11.11%	0
2017	15.583861	17.792136	14.17%	0
2016	13.744359	15.583861	13.38%	0
2015	14.404885	13.744359	-4.59%	0
2014	13.348639	14.404885	7.91%	0
2013	10.232577	13.348639	30.45%	0
2012	8.839567	10.232577	15.76%	0
2011	8.907744	8.839567	-0.77%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	22.860655	32.172547	40.73%	0
2019	17.402092	22.860655	31.37%	0
2018	17.826651	17.402092	-2.38%	0
2017	13.486929	17.826651	32.18%	0
2016	13.677826	13.486929	-1.40%	0
2015	13.050785	13.677826	4.80%	0
2014	11.989332	13.050785	8.85%	0
2013	8.991213	11.989332	33.34%	0
2012	8.018221	8.991213	12.13%	0
2011	8.178303	8.018221	-1.96%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.460132	24.538014	40.54%	0
2019	13.311728	17.460132	31.16%	0
2018	13.657980	13.311728	-2.54%	0
2017	10.347365	13.657980	31.99%	0
2016	10.510900	10.347365	-1.56%	0
2015	10.042958	10.510900	4.66%	0
2014	9.240700	10.042958	8.68%	0
2013	6.940271	9.240700	33.15%	0
2012	6.196940	6.940271	12.00%	0
2011	6.331647	6.196940	-2.13%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	14.738880	14.811566	0.49%	0
2019	13.100383	14.738880	12.51%	0
2018	13.882829	13.100383	-5.64%	0
2017	13.243327	13.882829	4.83%	0
2016	11.826768	13.243327	11.98%	0
2015	12.551919	11.826768	-5.78%	0
2014	12.684851	12.551919	-1.05%	0
2013	12.238073	12.684851	3.65%	0
2012	10.947142	12.238073	11.79%	0
2011	10.758979	10.947142	1.75%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	15.655792	15.698434	0.27%	0
2019	13.933648	15.655792	12.36%	0
2018	14.769897	13.933648	-5.66%	0
2017	14.110301	14.769897	4.67%	0
2016	12.623456	14.110301	11.78%	0
2015	13.412779	12.623456	-5.88%	0
2014	13.577716	13.412779	-1.21%	0
2013	13.121254	13.577716	3.48%	0
2012	11.760304	13.121254	11.57%	0
2011	11.581589	11.760304	1.54%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2020	22.369891	25.894673	15.76%	0
2019	17.395884	22.369891	28.59%	0
2018	18.606958	17.395884	-6.51%	0
2017	15.614384	18.606958	19.17%	0
2016	14.257426	15.614384	9.52%	0
2015	14.371496	14.257426	-0.79%	0
2014	12.925656	14.371496	11.19%	0
2013	9.983681	12.925656	29.47%	0
2012	8.798055	9.983681	13.48%	0
2011	8.806816	8.798055	-0.10%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2020	17.519487	18.762971	7.10%	0
2019	16.317890	17.519487	7.36%	0
2018	16.758773	16.317890	-2.63%	0
2017	16.424657	16.758773	2.03%	0
2016	16.016571	16.424657	2.55%	0
2015	16.458130	16.016571	-2.68%	0
2014	15.885379	16.458130	3.61%	0
2013	16.519809	15.885379	-3.84%	0
2012	15.935143	16.519809	3.67%	0
2011	15.163890	15.935143	5.09%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	61.371893	70.921599	15.56%	0
2019	50.822178	61.371893	20.76%	0
2018	60.823375	50.822178	-16.44%	0
2017	51.468098	60.823375	18.18%	0
2016	46.889441	51.468098	9.76%	0
2015	48.624662	46.889441	-3.57%	0
2014	46.769781	48.624662	3.97%	0
2013	35.110637	46.769781	33.21%	0
2012	31.255227	35.110637	12.34%	0
2011	35.756596	31.255227	-12.59%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	37.732766	43.540713	15.39%	0
2019	31.291193	37.732766	20.59%	0
2018	37.507327	31.291193	-16.57%	0
2017	31.782249	37.507327	18.01%	0
2016	29.003888	31.782249	9.58%	0
2015	30.116642	29.003888	-3.69%	0
2014	29.012747	30.116642	3.80%	0
2013	21.811144	29.012747	33.02%	0
2012	19.447960	21.811144	12.15%	0
2011	22.282733	19.447960	-12.72%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	15.354681	17.361376	13.07%	0
2019	12.284418	15.354681	24.99%	0
2018	14.744201	12.284418	-16.68%	0
2017	11.574953	14.744201	27.38%	0
2016	12.460766	11.574953	-7.11%	0
2015	12.298818	12.460766	1.32%	0
2014	13.679032	12.298818	-10.09%	0
2013	10.716836	13.679032	27.64%	0
2012	9.081705	10.716836	18.00%	0
2011	11.207077	9.081705	-18.96%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	12.103002	13.665678	12.91%	0
2019	9.696073	12.103002	24.82%	0
2018	11.661171	9.696073	-16.85%	0
2017	9.162770	11.661171	27.27%	0
2016	9.879256	9.162770	-7.25%	0
2015	9.769167	9.879256	1.13%	0
2014	10.881608	9.769167	-10.22%	0
2013	8.538965	10.881608	27.43%	0
2012	7.245915	8.538965	17.85%	0
2011	8.953754	7.245915	-19.07%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2020	22.404356	23.300133	4.00%	0
2019	17.336134	22.404356	29.24%	0
2018	20.585826	17.336134	-15.79%	0
2017	18.198802	20.585826	13.12%	0
2016	16.611539	18.198802	9.56%	0
2015	17.107622	16.611539	-2.90%	0
2014	15.699627	17.107622	8.97%	0
2013	12.121789	15.699627	29.52%	0
2012	10.250174	12.121789	18.26%	0
2011	10.743555	10.250174	-4.59%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2020	21.787950	22.614595	3.79%	0
2019	16.875878	21.787950	29.11%	0
2018	20.066057	16.875878	-15.90%	0
2017	17.765743	20.066057	12.95%	0
2016	16.243710	17.765743	9.37%	0
2015	16.755228	16.243710	-3.05%	0
2014	15.403869	16.755228	8.77%	0
2013	11.903403	15.403869	29.41%	0
2012	10.086591	11.903403	18.01%	0
2011	10.586080	10.086591	-4.72%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	27.372395	28.989199	5.91%	0
2019	20.819940	27.372395	31.47%	0
2018	25.728255	20.819940	-19.08%	0
2017	22.043680	25.728255	16.71%	0
2016	20.565857	22.043680	7.19%	0
2015	21.669016	20.565857	-5.09%	0
2014	20.745477	21.669016	4.45%	0
2013	16.244553	20.745477	27.71%	0
2012	13.055555	16.244553	24.43%	0
2011	14.629622	13.055555	-10.76%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	25.183505	26.631928	5.75%	0
2019	19.182543	25.183505	31.28%	0
2018	23.752905	19.182543	-19.24%	0
2017	20.372616	23.752905	16.59%	0
2016	19.042790	20.372616	6.98%	0
2015	20.092359	19.042790	-5.22%	0
2014	19.268408	20.092359	4.28%	0
2013	15.118204	19.268408	27.45%	0
2012	12.153807	15.118204	24.39%	0
2011	13.647500	12.153807	-10.94%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.884435	15.189131	9.40%	0
2019	11.832401	13.884435	17.34%	0
2018	13.378577	11.832401	-11.56%	0
2017	12.202941	13.378577	9.63%	0
2016	11.012447	12.202941	10.81%	0
2015	11.993944	11.012447	-8.18%	0
2014	11.911984	11.993944	0.69%	0
2013	9.830592	11.911984	21.17%	0
2012	8.706930	9.830592	12.91%	0
2011	9.032608	8.706930	-3.61%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2020	30.060844	34.205347	13.79%	0
2019	23.695323	30.060844	26.86%	0
2018	25.438395	23.695323	-6.85%	0
2017	21.499824	25.438395	18.32%	0
2016	18.877321	21.499824	13.89%	0
2015	19.964220	18.877321	-5.44%	0
2014	18.707649	19.964220	6.72%	0
2013	14.693187	18.707649	27.32%	0
2012	13.380011	14.693187	9.81%	0
2011	12.857245	13.380011	4.07%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	15.482492	15.018487	-3.00%	0
2019	14.015372	15.482492	10.47%	0
2018	16.898008	14.015372	-17.06%	0
2017	14.749042	16.898008	14.57%	0
2016	14.014845	14.749042	5.24%	0
2015	15.279477	14.014845	-8.28%	0
2014	17.514115	15.279477	-12.76%	0
2013	14.512110	17.514115	20.69%	0
2012	12.499620	14.512110	16.10%	0
2011	14.256441	12.499620	-12.32%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	24.323542	33.813882	39.02%	0
2019	18.211407	24.323542	33.56%	0
2018	19.357440	18.211407	-5.92%	0
2017	15.564618	19.357440	24.37%	0
2016	15.583258	15.564618	-0.12%	0
2015	15.195723	15.583258	2.55%	0
2014	14.349520	15.195723	5.90%	0
2013	10.484717	14.349520	36.86%	0
2012	9.444791	10.484717	11.01%	0
2011	10.305545	9.444791	-8.35%	0
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	23.415220	22.673848	-3.17%	0
2019	19.142973	23.415220	22.32%	0
2018	22.315888	19.142973	-14.22%	0
2017	19.385914	22.315888	15.11%	0
2016	16.925421	19.385914	14.54%	0
2015	18.430260	16.925421	-8.17%	0
2014	17.255292	18.430260	6.81%	0
2013	12.992896	17.255292	32.81%	0
2012	11.160196	12.992896	16.42%	0
2011	11.644584	11.160196	-4.16%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	18.948367	21.119774	11.46%	0
2019	15.007830	18.948367	26.26%	0
2018	16.921555	15.007830	-11.31%	0
2017	15.271420	16.921555	10.81%	0
2016	14.146121	15.271420	7.95%	0
2015	15.334420	14.146121	-7.75%	0
2014	14.483505	15.334420	5.88%	0
2013	11.446142	14.483505	26.54%	0
2012	10.266965	11.446142	11.49%	0
2011	10.493373	10.266965	-2.16%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	18.323685	20.373400	11.19%	0
2019	14.546757	18.323685	25.96%	0
2018	16.440753	14.546757	-11.52%	0
2017	14.876692	16.440753	10.51%	0
2016	13.811116	14.876692	7.72%	0
2015	15.008344	13.811116	-7.98%	0
2014	14.214920	15.008344	5.58%	0
2013	11.261205	14.214920	26.23%	0
2012	10.124975	11.261205	11.22%	0
2011	10.372161	10.124975	-2.38%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020*	10.000000	14.617996	46.18%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.582873	45.83%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	30.539656	38.161760	24.96%	0
2019	23.670397	30.539656	29.02%	0
2018	27.852273	23.670397	-15.01%	0
2017	20.815580	27.852273	33.80%	0
2016	21.243468	20.815580	-2.01%	0
2015	20.875828	21.243468	1.76%	0
2014	20.845825	20.875828	0.14%	0
2013	16.725520	20.845825	24.63%	0
2012	14.089026	16.725520	18.71%	0
2011	15.691637	14.089026	-10.21%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	29.159984	36.351879	24.66%	0
2019	22.658375	29.159984	28.69%	0
2018	26.727078	22.658375	-15.22%	0
2017	20.025289	26.727078	33.47%	0
2016	20.485856	20.025289	-2.25%	0
2015	20.184086	20.485856	1.50%	0
2014	20.201731	20.184086	-0.09%	0
2013	16.249065	20.201731	24.33%	0
2012	13.723255	16.249065	18.41%	0
2011	15.323825	13.723255	-10.44%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.522593	10.651921	1.23%	0
2019	9.700299	10.522593	8.48%	0
2018	10.365386	9.700299	-6.42%	0
2017	9.962223	10.365386	4.05%	0
2016	9.551335	9.962223	4.30%	0
2015	9.981882	9.551335	-4.31%	0
2014	9.914567	9.981882	0.68%	0
2013	10.140669	9.914567	-2.23%	0
2012*	10.000000	10.140669	1.41%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	17.414116	17.558442	0.83%	0
2019	16.081914	17.414116	8.28%	0
2018	17.210044	16.081914	-6.56%	0
2017	16.577461	17.210044	3.82%	0
2016	15.933793	16.577461	4.04%	0
2015	16.691553	15.933793	-4.54%	0
2014	16.635130	16.691553	0.34%	0
2013	17.054562	16.635130	-2.46%	0
2012	15.396678	17.054562	10.77%	0
2011	15.624665	15.396678	-1.46%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	23.965685	26.686076	11.35%	0
2019	19.089149	23.965685	25.55%	0
2018	22.998047	19.089149	-17.00%	0
2017	19.139980	22.998047	20.16%	0
2016	19.686585	19.139980	-2.78%	0
2015	20.649133	19.686585	-4.66%	0
2014	21.073194	20.649133	-2.01%	0
2013	18.131316	21.073194	16.23%	0
2012	16.069707	18.131316	12.83%	0
2011	17.647804	16.069707	-8.94%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	24.484388	27.252577	11.31%	0
2019	18.984324	24.484388	28.97%	0
2018	21.102720	18.984324	-10.04%	0
2017	18.479749	21.102720	14.19%	0
2016	16.958915	18.479749	8.97%	0
2015	16.800723	16.958915	0.94%	0
2014	15.544394	16.800723	8.08%	0
2013	12.079890	15.544394	28.68%	0
2012	10.581985	12.079890	14.16%	0
2011	10.842610	10.581985	-2.40%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares - Q/NQ
2020	23.337617	24.960260	6.95%	0
2019	19.028354	23.337617	22.65%	0
2018	21.927960	19.028354	-13.22%	0
2017	19.489343	21.927960	12.51%	0
2016	17.548681	19.489343	11.06%	0
2015	18.677576	17.548681	-6.04%	0
2014	18.268220	18.677576	2.24%	0
2013	14.485862	18.268220	26.11%	0
2012	13.336351	14.485862	8.62%	0
2011	14.549888	13.336351	-8.34%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	34.374993	40.359889	17.41%	0
2019	27.763108	34.374993	23.82%	0
2018	31.627397	27.763108	-12.22%	0
2017	28.297831	31.627397	11.77%	0
2016	24.483062	28.297831	15.58%	0
2015	26.576097	24.483062	-7.88%	0
2014	24.252020	26.576097	9.58%	0
2013	17.566688	24.252020	38.06%	0
2012	15.208728	17.566688	15.50%	0
2011	15.885778	15.208728	-4.26%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	19.882238	23.286872	17.12%	0
2019	16.100934	19.882238	23.48%	0
2018	18.386048	16.100934	-12.43%	0
2017	16.485988	18.386048	11.53%	0
2016	14.309747	16.485988	15.21%	0
2015	15.565266	14.309747	-8.07%	0
2014	14.239570	15.565266	9.31%	0
2013	10.343092	14.239570	37.67%	0
2012	8.978881	10.343092	15.19%	0
2011	9.394986	8.978881	-4.43%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.549233	12.500906	18.50%	0
2019	8.421502	10.549233	25.27%	0
2018	10.694195	8.421502	-21.25%	0
2017	8.638425	10.694195	23.80%	0
2016	9.069486	8.638425	-4.75%	0
2015	8.984982	9.069486	0.94%	0
2014*	10.000000	8.984982	-10.15%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.532735	18.431794	11.49%	0
2019	13.867274	16.532735	19.22%	0
2018	14.981312	13.867274	-7.44%	0
2017	12.937600	14.981312	15.80%	0
2016	13.562685	12.937600	-4.61%	0
2015	15.115308	13.562685	-10.27%	0
2014	16.297741	15.115308	-7.26%	0
2013	13.303702	16.297741	22.51%	0
2012	11.403036	13.303702	16.67%	0
2011	12.551668	11.403036	-9.15%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.041152	9.704869	-3.35%	0
2019	8.681537	10.041152	15.66%	0
2018	10.889730	8.681537	-20.28%	0
2017	8.701271	10.889730	25.15%	0
2016	7.358277	8.701271	18.25%	0
2015	9.401933	7.358277	-21.74%	0
2014*	10.000000	9.401933	-5.98%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	21.960811	29.265515	33.26%	0
2019	16.222169	21.960811	35.38%	0
2018	16.415628	16.222169	-1.18%	0
2017	13.235680	16.415628	24.03%	0
2016	12.922321	13.235680	2.42%	0
2015	12.639294	12.922321	2.24%	0
2014	11.892592	12.639294	6.28%	0
2013	8.852789	11.892592	34.34%	0
2012	7.767458	8.852789	13.97%	0
2011	8.454994	7.767458	-8.13%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	30.356225	43.266652	42.53%	0
2019	21.948104	30.356225	38.31%	0
2018	22.813483	21.948104	-3.79%	0
2017	18.444467	22.813483	23.69%	0
2016	17.315450	18.444467	6.52%	0
2015	18.074775	17.315450	-4.20%	0
2014	19.958404	18.074775	-9.44%	0
2013	14.435952	19.958404	38.25%	0
2012	12.197345	14.435952	18.35%	0
2011	13.919262	12.197345	-12.37%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	28.376804	28.675431	1.05%	0
2019	22.381542	28.376804	26.79%	0
2018	25.506135	22.381542	-12.25%	0
2017	22.200159	25.506135	14.89%	0
2016	19.929519	22.200159	11.39%	0
2015	20.548958	19.929519	-3.01%	0
2014	19.046521	20.548958	7.89%	0
2013	14.347658	19.046521	32.75%	0
2012	12.647412	14.347658	13.44%	0
2011	12.978685	12.647412	-2.55%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.620262	24.266440	17.68%	0
2019	16.762409	20.620262	23.01%	0
2018	18.968719	16.762409	-11.63%	0
2017	15.277072	18.968719	24.16%	0
2016	15.026600	15.277072	1.67%	0
2015	14.436485	15.026600	4.09%	0
2014	14.580986	14.436485	-0.99%	0
2013	11.668920	14.580986	24.96%	0
2012	10.281748	11.668920	13.49%	0
2011	10.691901	10.281748	-3.84%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.923735	20.246363	19.63%	0
2019	12.384368	16.923735	36.65%	0
2018	12.579133	12.384368	-1.55%	0
2017	10.029642	12.579133	25.42%	0
2016	9.678761	10.029642	3.63%	0
2015*	10.000000	9.678761	-3.21%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	13.268402	13.970286	5.29%	0
2019	12.252871	13.268402	8.29%	0
2018	12.632190	12.252871	-3.00%	0
2017	12.184167	12.632190	3.68%	0
2016	11.755876	12.184167	3.64%	0
2015	12.108830	11.755876	-2.91%	0
2014	11.498629	12.108830	5.31%	0
2013	11.813836	11.498629	-2.67%	0
2012	11.051863	11.813836	6.89%	0
2011	10.709575	11.051863	3.20%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.433416	18.350865	47.59%	0
2019	9.560578	12.433416	30.05%	0
2018	11.720764	9.560578	-18.43%	0
2017	9.536194	11.720764	22.91%	0
2016	9.987045	9.536194	-4.51%	0
2015	10.268527	9.987045	-2.74%	0
2014	10.632574	10.268527	-3.42%	0
2013	8.969949	10.632574	18.54%	0
2012	7.931754	8.969949	13.09%	0
2011	8.964302	7.931754	-11.52%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.998385	19.734452	9.65%	0
2019	15.221069	17.998385	18.25%	0
2018	16.364238	15.221069	-6.99%	0
2017	14.434525	16.364238	13.37%	0
2016	13.525972	14.434525	6.72%	0
2015	13.681474	13.525972	-1.14%	0
2014	13.310690	13.681474	2.79%	0
2013	11.028213	13.310690	20.70%	0
2012	9.735254	11.028213	13.28%	0
2011	9.852092	9.735254	-1.19%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.252815	12.030700	6.91%	0
2019	10.546731	11.252815	6.69%	0
2018	10.891119	10.546731	-3.16%	0
2017	10.777935	10.891119	1.05%	0
2016	10.724241	10.777935	0.50%	0
2015	10.979650	10.724241	-2.33%	0
2014	10.683291	10.979650	2.77%	0
2013	11.200755	10.683291	-4.62%	0
2012	10.900226	11.200755	2.76%	0
2011	10.530616	10.900226	3.51%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.209857	28.251464	27.20%	0
2019	16.832134	22.209857	31.95%	0
2018	18.984142	16.832134	-11.34%	0
2017	14.805268	18.984142	28.23%	0
2016	15.093694	14.805268	-1.91%	0
2015	14.470660	15.093694	4.31%	0
2014	14.514649	14.470660	-0.30%	0
2013	11.524943	14.514649	25.94%	0
2012	9.642894	11.524943	19.52%	0
2011	10.860433	9.642894	-11.21%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	23.893324	35.438018	48.32%	0
2019	18.732446	23.893324	27.55%	0
2018	19.263039	18.732446	-2.75%	0
2017	15.395409	19.263039	25.12%	0
2016	14.417891	15.395409	6.78%	0
2015	13.837801	14.417891	4.19%	0
2014	13.079528	13.837801	5.80%	0
2013	10.307778	13.079528	26.89%	0
2012	8.968657	10.307778	14.93%	0
2011	9.611252	8.968657	-6.69%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.171476	21.223493	10.70%	0
2019	15.582979	19.171476	23.03%	0
2018	16.274784	15.582979	-4.25%	0
2017	13.633401	16.274784	19.37%	0
2016	12.535173	13.633401	8.76%	0
2015	12.666441	12.535173	-1.04%	0
2014	11.737675	12.666441	7.91%	0
2013	9.016676	11.737675	30.18%	0
2012	7.868002	9.016676	14.60%	0
2011	8.220211	7.868002	-4.28%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	20.863598	22.478816	7.74%	0
2019	16.517366	20.863598	26.31%	0
2018	16.920653	16.517366	-2.38%	0
2017	14.372710	16.920653	17.73%	0
2016	13.206545	14.372710	8.83%	0
2015	13.401147	13.206545	-1.45%	0
2014	12.242026	13.401147	9.47%	0
2013	9.560740	12.242026	28.04%	0
2012	8.578418	9.560740	11.45%	0
2011	8.729045	8.578418	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.436757	17.010658	10.20%	0
2019	12.720068	15.436757	21.36%	0
2018	14.558984	12.720068	-12.63%	0
2017	12.412747	14.558984	17.29%	0
2016	11.699729	12.412747	6.09%	0
2015	12.164071	11.699729	-3.82%	0
2014	11.890319	12.164071	2.30%	0
2013	9.380363	11.890319	26.76%	0
2012	8.249469	9.380363	13.71%	0
2011	9.000180	8.249469	-8.34%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.853193	14.875135	7.38%	0
2019	12.179739	13.853193	13.74%	0
2018	13.269685	12.179739	-8.21%	0
2017	12.095767	13.269685	9.71%	0
2016	11.643302	12.095767	3.89%	0
2015	12.020417	11.643302	-3.14%	0
2014	11.772357	12.020417	2.11%	0
2013	10.487632	11.772357	12.25%	0
2012	9.646172	10.487632	8.72%	0
2011	9.986977	9.646172	-3.41%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.919083	16.280638	9.13%	0
2019	12.673830	14.919083	17.72%	0
2018	14.097627	12.673830	-10.10%	0
2017	12.433854	14.097627	13.38%	0
2016	11.833410	12.433854	5.07%	0
2015	12.250041	11.833410	-3.40%	0
2014	11.951410	12.250041	2.50%	0
2013	10.068560	11.951410	18.70%	0
2012	9.050311	10.068560	11.25%	0
2011	9.574150	9.050311	-5.47%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.132844	12.779965	5.33%	0
2019	11.198174	12.132844	8.35%	0
2018	11.745729	11.198174	-4.66%	0
2017	11.279754	11.745729	4.13%	0
2016	11.013008	11.279754	2.42%	0
2015	11.332415	11.013008	-2.82%	0
2014	11.201751	11.332415	1.17%	0
2013	10.904150	11.201751	2.73%	0
2012	10.361633	10.904150	5.24%	0
2011	10.436119	10.361633	-0.71%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.433080	15.640448	8.37%	0
2019	12.478483	14.433080	15.66%	0
2018	13.719987	12.478483	-9.05%	0
2017	12.295793	13.719987	11.58%	0
2016	11.765889	12.295793	4.50%	0
2015	12.147767	11.765889	-3.14%	0
2014	11.866058	12.147767	2.37%	0
2013	10.288671	11.866058	15.33%	0
2012	9.352918	10.288671	10.00%	0
2011	9.781278	9.352918	-4.38%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.164330	16.666030	9.90%	0
2019	12.672378	15.164330	19.66%	0
2018	14.305303	12.672378	-11.41%	0
2017	12.375109	14.305303	15.60%	0
2016	11.747991	12.375109	5.34%	0
2015	12.183719	11.747991	-3.58%	0
2014	11.902125	12.183719	2.37%	0
2013	9.782469	11.902125	21.67%	0
2012	8.720778	9.782469	12.17%	0
2011	9.343985	8.720778	-6.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.367054	14.271376	6.77%	0
2019	11.945377	13.367054	11.90%	0
2018	12.813410	11.945377	-6.77%	0
2017	11.910091	12.813410	7.58%	0
2016	11.476508	11.910091	3.78%	0
2015	11.848909	11.476508	-3.14%	0
2014	11.628374	11.848909	1.90%	0
2013	10.677747	11.628374	8.90%	0
2012	9.911812	10.677747	7.73%	0
2011	10.151402	9.911812	-2.36%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.437499	14.866444	2.97%	0
2019	13.110174	14.437499	10.12%	0
2018	15.885432	13.110174	-17.47%	0
2017	13.221437	15.885432	20.15%	0
2016	13.355354	13.221437	-1.00%	0
2015	14.195994	13.355354	-5.92%	0
2014	15.786737	14.195994	-10.08%	0
2013	13.427157	15.786737	17.57%	0
2012	11.471486	13.427157	17.05%	0
2011	13.379897	11.471486	-14.26%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.730171	17.30%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.730680	17.31%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	12.676891	13.280945	4.77%	0
2019	11.885811	12.676891	6.66%	0
2018	12.193297	11.885811	-2.52%	0
2017	11.929585	12.193297	2.21%	0
2016	11.566411	11.929585	3.14%	0
2015	11.900236	11.566411	-2.81%	0
2014	11.570567	11.900236	2.85%	0
2013	12.049100	11.570567	-3.97%	0
2012	11.422510	12.049100	5.49%	0
2011	10.945024	11.422510	4.36%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.300090	12.857312	4.53%	0
2019	11.558611	12.300090	6.41%	0
2018	11.889720	11.558611	-2.78%	0
2017	11.656840	11.889720	2.00%	0
2016	11.338656	11.656840	2.81%	0
2015	11.684768	11.338656	-2.96%	0
2014	11.401917	11.684768	2.48%	0
2013	11.899810	11.401917	-4.18%	0
2012	11.309423	11.899810	5.22%	0
2011	10.873028	11.309423	4.01%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.119225	14.004833	6.75%	0
2019	12.227538	13.119225	7.29%	0
2018	12.675526	12.227538	-3.53%	0
2017	12.476674	12.675526	1.59%	0
2016	12.332168	12.476674	1.17%	0
2015	12.662207	12.332168	-2.61%	0
2014	12.331817	12.662207	2.68%	0
2013	12.859829	12.331817	-4.11%	0
2012	12.263446	12.859829	4.86%	0
2011	11.811464	12.263446	3.83%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	25.353637	28.047264	10.62%	0
2019	21.112319	25.353637	20.09%	0
2018	26.192326	21.112319	-19.40%	0
2017	18.943359	26.192326	38.27%	0
2016	18.002218	18.943359	5.23%	0
2015	21.952163	18.002218	-17.99%	0
2014	23.786219	21.952163	-7.71%	0
2013	24.192720	23.786219	-1.68%	0
2012	21.123814	24.192720	14.53%	0
2011	27.875429	21.123814	-24.22%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.630985	12.071683	3.79%	0
2020	11.630985	12.071683	3.79%	0
2019	10.354161	11.630985	12.33%	0
2018	10.904540	10.354161	-5.05%	0
2017	10.432831	10.904540	4.52%	0
2016	9.334534	10.432831	11.77%	0
2015	9.790058	9.334534	-4.65%	0
2014*	10.000000	9.790058	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.677114	13.165847	3.86%	0
2019	12.184982	12.677114	4.04%	0
2018	12.453783	12.184982	-2.16%	0
2017	12.460456	12.453783	-0.05%	0
2016	12.633293	12.460456	-1.37%	0
2015	12.918344	12.633293	-2.21%	0
2014	12.618875	12.918344	2.37%	0
2013	13.434423	12.618875	-6.07%	0
2012	13.316265	13.434423	0.89%	0
2011	12.681067	13.316265	5.01%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.344162	8.188825	-1.86%	0
2019	8.373971	8.344162	-0.36%	0
2018	8.437261	8.373971	-0.75%	0
2017	8.581570	8.437261	-1.68%	0
2016	8.764471	8.581570	-2.09%	0
2015	8.952470	8.764471	-2.10%	0
2014	9.144502	8.952470	-2.10%	0
2013	9.340655	9.144502	-2.10%	0
2012	9.541568	9.340655	-2.11%	171
2011	9.745661	9.541568	-2.09%	933
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.545587	10.063304	5.42%	0
2019	8.199512	9.545587	16.42%	0
2018	9.831802	8.199512	-16.60%	0
2017	7.902450	9.831802	24.41%	0
2016	8.020666	7.902450	-1.47%	0
2015	8.465404	8.020666	-5.25%	0
2014	8.709707	8.465404	-2.80%	0
2013	7.567435	8.709707	15.09%	0
2012	6.708630	7.567435	12.80%	0
2011	7.613657	6.708630	-11.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	22.879171	25.269463	10.45%	0
2019	18.887492	22.879171	21.13%	0
2018	21.169568	18.887492	-10.78%	0
2017	18.257495	21.169568	15.95%	0
2016	17.035151	18.257495	7.18%	0
2015	17.576025	17.035151	-3.08%	0
2014	17.100512	17.576025	2.78%	0
2013	13.726923	17.100512	24.58%	0
2012	12.098051	13.726923	13.46%	0
2011	12.862753	12.098051	-5.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.269708	18.497405	7.11%	0
2019	15.293852	17.269708	12.92%	0
2018	16.420068	15.293852	-6.86%	0
2017	15.091454	16.420068	8.80%	0
2016	14.500350	15.091454	4.08%	0
2015	14.837165	14.500350	-2.27%	0
2014	14.490979	14.837165	2.39%	0
2013	13.049928	14.490979	11.04%	0
2012	12.186662	13.049928	7.08%	0
2011	12.338344	12.186662	-1.23%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.037957	22.989259	9.28%	0
2019	17.916533	21.037957	17.42%	0
2018	19.569339	17.916533	-8.45%	0
2017	17.409706	19.569339	12.40%	0
2016	16.504731	17.409706	5.48%	0
2015	16.948937	16.504731	-2.62%	0
2014	16.454880	16.948937	3.00%	0
2013	14.065705	16.454880	16.99%	0
2012	12.800099	14.065705	9.89%	0
2011	13.197581	12.800099	-3.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.638080	14.248291	4.47%	0
2019	12.718178	13.638080	7.23%	0
2018	13.231113	12.718178	-3.88%	0
2017	12.787455	13.231113	3.47%	0
2016	12.526867	12.787455	2.08%	0
2015	12.761787	12.526867	-1.84%	0
2014	12.547396	12.761787	1.71%	0
2013	12.225822	12.547396	2.63%	0
2012	11.874152	12.225822	2.96%	0
2011	11.782912	11.874152	0.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	18.882312	20.398105	8.03%	0
2019	16.380566	18.882312	15.27%	0
2018	17.741688	16.380566	-7.67%	0
2017	16.046781	17.741688	10.56%	0
2016	15.297330	16.046781	4.90%	0
2015	15.677952	15.297330	-2.43%	0
2014	15.225401	15.677952	2.97%	0
2013	13.334704	15.225401	14.18%	0
2012	12.292357	13.334704	8.48%	2,021
2011	12.560543	12.292357	-2.14%	2,021
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	21.479066	23.620539	9.97%	0
2020	21.479066	23.620539	9.97%	0
2019	18.008768	21.479066	19.27%	0
2018	19.937853	18.008768	-9.68%	0
2017	17.453250	19.937853	14.24%	0
2016	16.432813	17.453250	6.21%	0
2015	16.908737	16.432813	-2.81%	0
2014	16.455727	16.908737	2.75%	0
2013	13.735020	16.455727	19.81%	0
2012	12.333231	13.735020	11.37%	5,940
2011	12.870970	12.333231	-4.18%	5,940

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	16.398750	17.427477	6.27%	0
2019	14.760323	16.398750	11.10%	0
2018	15.663274	14.760323	-5.76%	0
2017	14.648927	15.663274	6.92%	0
2016	14.155020	14.648927	3.49%	0
2015	14.463087	14.155020	-2.13%	0
2014	14.104835	14.463087	2.54%	0
2013	13.038914	14.104835	8.17%	0
2012	12.328099	13.038914	5.77%	0
2011	12.337471	12.328099	-0.08%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.196572	26.959700	27.19%	0
2019	16.626792	21.196572	27.48%	0
2018	17.574365	16.626792	-5.39%	0
2017	13.820636	17.574365	27.16%	0
2016	13.840824	13.820636	-0.15%	0
2015	13.708690	13.840824	0.96%	0
2014	12.712618	13.708690	7.84%	0
2013	9.660589	12.712618	31.59%	0
2012	8.496867	9.660589	13.70%	0
2011	8.968663	8.496867	-5.26%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	36.838640	42.880621	16.40%	0
2019	27.343236	36.838640	34.73%	0
2018	28.293283	27.343236	-3.36%	0
2017	22.698591	28.293283	24.65%	0
2016	22.371500	22.698591	1.46%	0
2015	21.743957	22.371500	2.89%	0
2014	20.413979	21.743957	6.52%	0
2013	15.253215	20.413979	33.83%	0
2012	13.128077	15.253215	16.19%	0
2011	13.715470	13.128077	-4.28%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	35.868523	41.621670	16.04%	0
2019	26.678079	35.868523	34.45%	0
2018	27.680130	26.678079	-3.62%	0
2017	22.249393	27.680130	24.41%	0
2016	21.994125	22.249393	1.16%	0
2015	21.432335	21.994125	2.62%	0
2014	20.165435	21.432335	6.28%	0
2013	15.113690	20.165435	33.42%	0
2012	13.036939	15.113690	15.93%	0
2011	13.656746	13.036939	-4.54%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	27.671305	27.467598	-0.74%	0
2019	22.311475	27.671305	24.02%	0
2018	25.177275	22.311475	-11.38%	0
2017	23.714716	25.177275	6.17%	0
2016	20.149278	23.714716	17.70%	0
2015	21.538248	20.149278	-6.45%	0
2014	19.478221	21.538248	10.58%	0
2013	15.110100	19.478221	28.91%	0
2012	13.486709	15.110100	12.04%	0
2011	13.708726	13.486709	-1.62%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.774724	17.75%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	32.816836	36.341245	10.74%	0
2019	26.677538	32.816836	23.01%	0
2018	30.754363	26.677538	-13.26%	0
2017	27.130996	30.754363	13.36%	0
2016	23.037139	27.130996	17.77%	0
2015	24.143174	23.037139	-4.58%	0
2014	22.537900	24.143174	7.12%	0
2013	17.302840	22.537900	30.26%	0
2012	15.045864	17.302840	15.00%	0
2011	15.769206	15.045864	-4.59%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	30.175010	33.333015	10.47%	0
2019	24.576452	30.175010	22.78%	0
2018	28.390945	24.576452	-13.44%	0
2017	25.090391	28.390945	13.15%	0
2016	21.353454	25.090391	17.50%	0
2015	22.433347	21.353454	-4.81%	0
2014	20.988663	22.433347	6.88%	0
2013	16.142718	20.988663	30.02%	0
2012	14.060764	16.142718	14.81%	0
2011	14.757041	14.060764	-4.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.774135	20.105005	-3.22%	0
2019	17.133925	20.774135	21.25%	0
2018	20.155167	17.133925	-14.99%	0
2017	18.083617	20.155167	11.46%	0
2016	15.706927	18.083617	15.13%	0
2015	16.520612	15.706927	-4.93%	0
2014	14.420566	16.520612	14.56%	0
2013	10.856424	14.420566	32.83%	0
2012	9.531795	10.856424	13.90%	0
2011	9.967239	9.531795	-4.37%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	21.613548	29.732827	37.57%	0
2019	16.307862	21.613548	32.53%	0
2018	18.151163	16.307862	-10.16%	0
2017	14.873485	18.151163	22.04%	0
2016	14.058756	14.873485	5.80%	0
2015	14.284702	14.058756	-1.58%	0
2014	14.229960	14.284702	0.38%	0
2013	10.097211	14.229960	40.93%	0
2012	9.120211	10.097211	10.71%	0
2011	9.396390	9.120211	-2.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	26.171007	26.941548	2.94%	0
2019	22.464019	26.171007	16.50%	0
2018	27.633696	22.464019	-18.71%	0
2017	25.879206	27.633696	6.78%	0
2016	20.989531	25.879206	23.30%	0
2015	22.813823	20.989531	-8.00%	0
2014	21.774182	22.813823	4.77%	0
2013	15.841050	21.774182	37.45%	0
2012	13.434787	15.841050	17.91%	0
2011	14.455394	13.434787	-7.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	23.268275	23.907517	2.75%	0
2019	20.024560	23.268275	16.20%	0
2018	24.683351	20.024560	-18.87%	0
2017	23.182105	24.683351	6.48%	0
2016	18.849703	23.182105	22.98%	0
2015	20.546347	18.849703	-8.26%	0
2014	19.657215	20.546347	4.52%	0
2013	14.339387	19.657215	37.09%	0
2012	12.175439	14.339387	17.77%	0
2011	13.153417	12.175439	-7.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	29.933776	35.954503	20.11%	0
2019	24.334464	29.933776	23.01%	0
2018	28.454681	24.334464	-14.48%	0
2017	25.609173	28.454681	11.11%	0
2016	21.294784	25.609173	20.26%	0
2015	22.113237	21.294784	-3.70%	0
2014	22.405003	22.113237	-1.30%	0
2013	16.241413	22.405003	37.95%	0
2012	14.363833	16.241413	13.07%	0
2011	15.534964	14.363833	-7.54%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	29.345735	35.152400	19.79%	0
2019	23.912461	29.345735	22.72%	0
2018	28.025209	23.912461	-14.68%	0
2017	25.286918	28.025209	10.83%	0
2016	21.076345	25.286918	19.98%	0
2015	21.944376	21.076345	-3.96%	0
2014	22.291223	21.944376	-1.56%	0
2013	16.199854	22.291223	37.60%	0
2012	14.361368	16.199854	12.80%	0
2011	15.572543	14.361368	-7.78%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.092609	21.196494	11.02%	0
2019	15.225735	19.092609	25.40%	0
2018	16.374200	15.225735	-7.01%	0
2017	13.405191	16.374200	22.15%	0
2016	12.058722	13.405191	11.17%	0
2015	12.466092	12.058722	-3.27%	0
2014	11.949694	12.466092	4.32%	0
2013	8.503886	11.949694	40.52%	0
2012	7.435009	8.503886	14.38%	0
2011	8.596188	7.435009	-13.51%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	20.075832	22.280153	10.98%	0
2020	20.075832	22.280153	10.98%	0
2019	16.273965	20.075832	23.36%	0
2018	17.646984	16.273965	-7.78%	0
2017	15.195222	17.646984	16.14%	0
2016	14.094970	15.195222	7.81%	0
2015	14.444093	14.094970	-2.42%	0
2014	13.339560	14.444093	8.28%	0
2013	9.819051	13.339560	35.85%	0
2012	8.995753	9.819051	9.15%	0
2011	9.490110	8.995753	-5.21%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	19.866085	22.042912	10.96%	0
2019	16.098965	19.866085	23.40%	0
2018	17.472844	16.098965	-7.86%	0
2017	15.077691	17.472844	15.89%	0
2016	13.986333	15.077691	7.80%	0
2015	14.346379	13.986333	-2.51%	0
2014	13.260465	14.346379	8.19%	0
2013	9.775903	13.260465	35.64%	0
2012	8.965523	9.775903	9.04%	0
2011	9.466608	8.965523	-5.29%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.215706	14.970539	-7.68%	0
2019	12.697641	16.215706	27.71%	0
2018	13.520128	12.697641	-6.08%	0
2017	13.010033	13.520128	3.92%	0
2016	12.398394	13.010033	4.93%	0
2015	13.424239	12.398394	-7.64%	0
2014	10.662014	13.424239	25.91%	0
2013	10.604401	10.662014	0.54%	0
2012	9.372044	10.604401	13.15%	0
2011	9.019006	9.372044	3.91%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.223176	32.23%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020*	10.000000	13.202590	32.03%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.781451	9.847232	0.67%	0
2019	9.598924	9.781451	1.90%	0
2018	9.726190	9.598924	-1.31%	0
2017	9.779813	9.726190	-0.55%	0
2016	9.746170	9.779813	0.35%	0
2015	9.989310	9.746170	-2.43%	0
2014	10.153430	9.989310	-1.62%	0
2013	10.360309	10.153430	-2.00%	0
2012	10.222898	10.360309	1.34%	0
2011	10.307783	10.222898	-0.82%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.174720	33.271878	57.13%	0
2019	15.806187	21.174720	33.96%	0
2018	17.371638	15.806187	-9.01%	0
2017	13.913676	17.371638	24.85%	0
2016	13.399857	13.913676	3.83%	0
2015	13.734813	13.399857	-2.44%	0
2014	13.526317	13.734813	1.54%	0
2013	9.968046	13.526317	35.70%	0
2012	8.881687	9.968046	12.23%	0
2011	9.494444	8.881687	-6.45%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	26.207613	30.676480	17.05%	0
2019	21.265186	26.207613	23.24%	0
2018	23.043471	21.265186	-7.72%	0
2017	19.873633	23.043471	15.95%	0
2016	18.476559	19.873633	7.56%	0
2015	18.960804	18.476559	-2.55%	0
2014	17.545911	18.960804	8.06%	0
2013	13.024443	17.545911	34.72%	0
2012	11.988232	13.024443	8.64%	0
2011	12.634061	11.988232	-5.11%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.489049	11.987853	4.34%	0
2019	10.235707	11.489049	12.24%	0
2018	10.986635	10.235707	-6.83%	0
2017	10.221931	10.986635	7.48%	0
2016	9.222063	10.221931	10.84%	0
2015	9.648079	9.222063	-4.42%	0
2014*	10.000000	9.648079	-3.52%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.093032	12.018000	8.34%	0
2019	10.597866	11.093032	4.67%	0
2018	11.286190	10.597866	-6.10%	0
2017	10.410114	11.286190	8.42%	0
2016	10.332793	10.410114	0.75%	0
2015	11.370305	10.332793	-9.12%	0
2014	11.579356	11.370305	-1.81%	0
2013	12.659052	11.579356	-8.53%	0
2012	12.288357	12.659052	3.02%	0
2011	11.576880	12.288357	6.15%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.651197	10.728838	0.73%	0
2019	10.468896	10.651197	1.74%	0
2018	10.669394	10.468896	-1.88%	0
2017	10.762842	10.669394	-0.87%	0
2016	10.851466	10.762842	-0.82%	0
2015	11.061140	10.851466	-1.90%	0
2014	11.214499	11.061140	-1.37%	0
2013	11.481716	11.214499	-2.33%	0
2012	11.090916	11.481716	3.52%	0
2011	11.215134	11.090916	-1.11%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.715790	24.057637	35.80%	0
2019	13.233433	17.715790	33.87%	0
2018	13.204676	13.233433	0.22%	0
2017	10.302995	13.204676	28.16%	0
2016*	10.000000	10.302995	3.03%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	15.190933	16.670718	9.74%	0
2019	12.398221	15.190933	22.53%	0
2018	15.658823	12.398221	-20.82%	0
2017	12.635158	15.658823	23.93%	0
2016	13.230041	12.635158	-4.50%	0
2015	13.494952	13.230041	-1.96%	0
2014	14.786693	13.494952	-8.74%	0
2013	11.793245	14.786693	25.38%	0
2012	9.881190	11.793245	19.35%	0
2011	12.150527	9.881190	-18.68%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.812715	13.271440	3.58%	0
2019	10.036066	12.812715	27.67%	0
2018	11.203652	10.036066	-10.42%	0
2017*	10.000000	11.203652	12.04%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2020	23.669023	24.090186	1.78%	0
2019	19.459471	23.669023	21.63%	0
2018	24.826940	19.459471	-21.62%	0
2017	23.507543	24.826940	5.61%	0
2016	18.832546	23.507543	24.82%	0
2015	20.088142	18.832546	-6.25%	0
2014	19.837846	20.088142	1.26%	0
2013	14.514321	19.837846	36.68%	0
2012	12.619525	14.514321	15.01%	0
2011	13.529186	12.619525	-6.72%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.476534	6.370977	16.33%	0
2019	5.014977	5.476534	9.20%	0
2018	7.157643	5.014977	-29.94%	0
2017	7.457756	7.157643	-4.02%	0
2016	5.311412	7.457756	40.41%	0
2015	8.174268	5.311412	-35.02%	0
2014	10.352783	8.174268	-21.04%	0
2013	9.587752	10.352783	7.98%	0
2012*	10.000000	9.587752	-4.12%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.629401	6.564489	16.61%	0
2019	5.140071	5.629401	9.52%	0
2018	7.321348	5.140071	-29.79%	0
2017	7.607117	7.321348	-3.76%	0
2016	5.406589	7.607117	40.70%	0
2015	8.298338	5.406589	-34.85%	0
2014	10.478347	8.298338	-20.80%	0
2013	9.683111	10.478347	8.21%	0
2012*	10.000000	9.683111	-3.17%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	33.719489	52.087969	54.47%	0
2019	27.591945	33.719489	22.21%	0
2018	27.823107	27.591945	-0.83%	0
2017	22.579422	27.823107	23.22%	0
2016	21.404279	22.579422	5.49%	0
2015	22.512423	21.404279	-4.92%	0
2014	23.435498	22.512423	-3.94%	0
2013	15.934051	23.435498	47.08%	0
2012	15.089024	15.934051	5.60%	0
2011	16.154674	15.089024	-6.60%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	23.818167	23.882312	0.27%	0
2019	19.691915	23.818167	20.95%	0
2018	21.376558	19.691915	-7.88%	0
2017	18.419280	21.376558	16.06%	0
2016	16.946770	18.419280	8.69%	3,629
2015	17.075527	16.946770	-0.75%	3,466
2014	15.967291	17.075527	6.94%	3,303
2013	12.123945	15.967291	31.70%	3,133
2012	10.568460	12.123945	14.72%	2,960
2011	10.182083	10.568460	3.79%	2,776
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	15.233461	15.235479	0.01%	0
2019	13.330091	15.233461	14.28%	0
2018	17.689451	13.330091	-24.64%	0
2017	14.450541	17.689451	22.41%	0
2016	14.885998	14.450541	-2.93%	837
2015	14.856367	14.885998	0.20%	837
2014	16.231564	14.856367	-8.47%	837
2013	13.515966	16.231564	20.09%	837
2012	12.096578	13.515966	11.73%	837
2011	15.344889	12.096578	-21.17%	837
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	28.749821	38.019639	32.24%	0
2019	21.867000	28.749821	31.48%	0
2018	21.842914	21.867000	0.11%	0
2017	16.952005	21.842914	28.85%	0
2016	16.924970	16.952005	0.16%	0
2015	15.603097	16.924970	8.47%	0
2014	14.007309	15.603097	11.39%	0
2013	10.448920	14.007309	34.06%	0
2012	9.196308	10.448920	13.62%	0
2011	9.715949	9.196308	-5.82%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	32.694298	32.968100	0.84%	0
2019	27.866532	32.694298	17.32%	0
2018	33.625793	27.866532	-17.13%	0
2017	30.449630	33.625793	10.43%	0
2016	24.934756	30.449630	22.12%	921
2015	27.021335	24.934756	-7.72%	921
2014	25.347488	27.021335	6.60%	921
2013	18.820852	25.347488	34.68%	921
2012	16.236581	18.820852	15.92%	921
2011	18.158358	16.236581	-10.58%	921

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.660285	19.678179	18.11%	0
2019	14.459041	16.660285	15.22%	0
2018	15.990475	14.459041	-9.58%	0
2017	14.370787	15.990475	11.27%	0
2016	14.147346	14.370787	1.58%	0
2015	14.604440	14.147346	-3.13%	0
2014	14.642422	14.604440	-0.26%	0
2013	13.078684	14.642422	11.96%	0
2012	12.155242	13.078684	7.60%	0
2011	12.891017	12.155242	-5.71%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.679464	13.380234	5.53%	0
2019	10.811447	12.679464	17.28%	0
2018	13.106278	10.811447	-17.51%	0
2017	11.642314	13.106278	12.57%	0
2016	10.327421	11.642314	12.73%	0
2015	10.826790	10.327421	-4.61%	0
2014*	10.000000	10.826790	8.27%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	33.137944	35.874768	8.26%	0
2019	27.710678	33.137944	19.59%	0
2018	31.116030	27.710678	-10.94%	0
2017	28.288946	31.116030	9.99%	0
2016	22.993162	28.288946	23.03%	0
2015	24.058898	22.993162	-4.43%	0
2014	23.389645	24.058898	2.86%	0
2013	16.986994	23.389645	37.69%	0
2012	14.999833	16.986994	13.25%	0
2011	15.242970	14.999833	-1.60%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	29.085253	33.585127	15.47%	0
2019	22.658410	29.085253	28.36%	0
2018	24.284870	22.658410	-6.70%	0
2017	20.418661	24.284870	18.93%	0
2016	18.679224	20.418661	9.31%	0
2015	18.880629	18.679224	-1.07%	0
2014	17.011716	18.880629	10.99%	0
2013	13.167907	17.011716	29.19%	0
2012	11.627901	13.167907	13.24%	0
2011	11.663847	11.627901	-0.31%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	31.861929	36.699445	15.18%	0
2019	24.886246	31.861929	28.03%	0
2018	26.734081	24.886246	-6.91%	0
2017	22.538659	26.734081	18.61%	0
2016	20.667832	22.538659	9.05%	0
2015	20.940115	20.667832	-1.30%	0
2014	18.920773	20.940115	10.67%	0
2013	14.681480	18.920773	28.88%	0
2012	12.994051	14.681480	12.99%	0
2011	13.067218	12.994051	-0.56%	0
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	24.487885	29.746865	21.48%	0
2019	18.626131	24.487885	31.47%	0
2018	19.914415	18.626131	-6.47%	0
2017	17.644994	19.914415	12.86%	0
2016	16.336896	17.644994	8.01%	0
2015	17.246877	16.336896	-5.28%	0
2014	15.535820	17.246877	11.01%	0
2013	11.818153	15.535820	31.46%	0
2012	10.786739	11.818153	9.56%	0
2011	10.924791	10.786739	-1.26%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.552393	10.531948	-0.19%	0
2019	10.071319	10.552393	4.78%	0
2018	10.302683	10.071319	-2.25%	0
2017	10.178055	10.302683	1.22%	0
2016	9.547012	10.178055	6.61%	0
2015	9.854557	9.547012	-3.12%	0
2014*	10.000000	9.854557	-1.45%	0
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	23.577442	24.329998	3.19%	0
2019	21.112431	23.577442	11.68%	0
2018	22.345450	21.112431	-5.52%	0
2017	21.428699	22.345450	4.28%	0
2016	19.120268	21.428699	12.07%	0
2015	20.087313	19.120268	-4.81%	0
2014	20.043507	20.087313	0.22%	0
2013	19.192377	20.043507	4.43%	0
2012	17.160134	19.192377	11.84%	0
2011	16.713492	17.160134	2.67%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.589958	10.435497	-1.46%	0
2019	9.025213	10.589958	17.34%	0
2018*	10.000000	9.025213	-9.75%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	14.666183	15.516086	5.79%	0
2019	13.695095	14.666183	7.09%	0
2018	14.081173	13.695095	-2.74%	0
2017	13.831527	14.081173	1.80%	0
2016	13.613965	13.831527	1.60%	0
2015	13.947065	13.613965	-2.39%	0
2014	13.732606	13.947065	1.56%	0
2013	13.890582	13.732606	-1.14%	0
2012	12.938648	13.890582	7.36%	0
2011	12.928357	12.938648	0.08%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	14.183118	14.969042	5.54%	0
2019	13.277296	14.183118	6.82%	0
2018	13.677812	13.277296	-2.93%	0
2017	13.472374	13.677812	1.52%	0
2016	13.297907	13.472374	1.31%	0
2015	13.650086	13.297907	-2.58%	0
2014	13.476590	13.650086	1.29%	0
2013	13.670124	13.476590	-1.42%	0
2012	12.765367	13.670124	7.09%	0
2011	12.790504	12.765367	-0.20%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ
2020	15.554116	17.830636	14.64%	0
2019	12.959623	15.554116	20.02%	0
2018	14.359488	12.959623	-9.75%	0
2017	12.362624	14.359488	16.15%	0
2016	12.344324	12.362624	0.15%	0
2015	12.619363	12.344324	-2.18%	0
2014	12.195374	12.619363	3.48%	0
2013	10.187537	12.195374	19.71%	0
2012	9.027432	10.187537	12.85%	0
2011	9.841964	9.027432	-8.28%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ
2020	14.114787	16.152401	14.44%	0
2019	11.775879	14.114787	19.86%	0
2018	13.065994	11.775879	-9.87%	0
2017	11.268504	13.065994	15.95%	0
2016	11.270191	11.268504	-0.01%	0
2015	11.539155	11.270191	-2.33%	0
2014	11.172255	11.539155	3.28%	0
2013	9.351974	11.172255	19.46%	0
2012	8.303016	9.351974	12.63%	0
2011	9.071109	8.303016	-8.47%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2020	16.728559	18.781467	12.27%	0
2019	14.468650	16.728559	15.62%	0
2018	15.638950	14.468650	-7.48%	0
2017	14.026190	15.638950	11.50%	0
2016	13.914770	14.026190	0.80%	0
2015	14.216919	13.914770	-2.13%	0
2014	13.747666	14.216919	3.41%	0
2013	12.160816	13.747666	13.05%	0
2012	11.054994	12.160816	10.00%	0
2011	11.609465	11.054994	-4.78%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	15.474946	17.343301	12.07%	0
2019	13.401078	15.474946	15.48%	0
2018	14.512015	13.401078	-7.66%	0
2017	13.038102	14.512015	11.30%	0
2016	12.955894	13.038102	0.63%	0
2015	13.248576	12.955894	-2.21%	0
2014	12.829146	13.248576	3.27%	0
2013	11.367314	12.829146	12.86%	0
2012	10.351158	11.367314	9.82%	0
2011	10.884617	10.351158	-4.90%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2020	20.011192	23.952180	19.69%	0
2019	16.452549	20.011192	21.63%	0
2018	17.565943	16.452549	-6.34%	0
2017	15.441992	17.565943	13.75%	0
2016	14.726262	15.441992	4.86%	0
2015	14.973868	14.726262	-1.65%	0
2014	13.900188	14.973868	7.72%	0
2013	11.887553	13.900188	16.93%	0
2012	10.569006	11.887553	12.48%	0
2011	11.224910	10.569006	-5.84%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	20.455815	24.445147	19.50%	0
2019	16.843384	20.455815	21.45%	0
2018	18.015683	16.843384	-6.51%	0
2017	15.855062	18.015683	13.63%	0
2016	15.145476	15.855062	4.69%	0
2015	15.422703	15.145476	-1.80%	0
2014	14.326240	15.422703	7.65%	0
2013	12.274146	14.326240	16.72%	0
2012	10.925278	12.274146	12.35%	0
2011	11.609010	10.925278	-5.89%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2020	19.573820	25.565233	30.61%	0
2019	15.392567	19.573820	27.16%	0
2018	16.556022	15.392567	-7.03%	0
2017	13.670473	16.556022	21.11%	0
2016	13.595272	13.670473	0.55%	0
2015	13.735105	13.595272	-1.02%	0
2014	12.658963	13.735105	8.50%	0
2013	9.348168	12.658963	35.42%	0
2012	7.792429	9.348168	19.96%	0
2011	8.183010	7.792429	-4.77%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	18.993253	24.781681	30.48%	0
2019	14.951622	18.993253	27.03%	0
2018	16.114968	14.951622	-7.22%	0
2017	13.334144	16.114968	20.85%	0
2016	13.273351	13.334144	0.46%	0
2015	13.427471	13.273351	-1.15%	0
2014	12.400635	13.427471	8.28%	0
2013	9.166476	12.400635	35.28%	0
2012	7.663372	9.166476	19.61%	0
2011	8.054371	7.663372	-4.85%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	20.084690	20.939245	4.25%	0
2019	16.120907	20.084690	24.59%	0
2018	17.988311	16.120907	-10.38%	0
2017	16.295750	17.988311	10.39%	0
2016	14.124133	16.295750	15.38%	0
2015	15.049848	14.124133	-6.15%	0
2014	14.156464	15.049848	6.31%	0
2013	11.301561	14.156464	25.26%	0
2012	9.856356	11.301561	14.66%	0
2011	9.986715	9.856356	-1.31%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	21.393876	22.282140	4.15%	0
2019	17.201144	21.393876	24.37%	0
2018	19.222438	17.201144	-10.52%	0
2017	17.437630	19.222438	10.24%	0
2016	15.138718	17.437630	15.19%	2,075
2015	16.156167	15.138718	-6.30%	2,075
2014	15.220519	16.156167	6.15%	2,075
2013	12.168581	15.220519	25.08%	2,075
2012	10.624526	12.168581	14.53%	1,023
2011	10.786859	10.624526	-1.50%	1,023

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2020	9.435283	9.261962	-1.84%	0
2019	9.451344	9.435283	-0.17%	0
2018	9.503745	9.451344	-0.55%	0
2017	9.646437	9.503745	-1.48%	0
2016	9.837684	9.646437	-1.94%	0
2015	10.051026	9.837684	-2.12%	0
2014	10.270841	10.051026	-2.14%	0
2013	10.493474	10.270841	-2.12%	0
2012	10.710106	10.493474	-2.02%	0
2011	10.932838	10.710106	-2.04%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2020	19.771102	20.842537	5.42%	0
2019	15.549544	19.771102	27.15%	0
2018	17.479459	15.549544	-11.04%	0
2017	15.296698	17.479459	14.27%	0
2016	13.482149	15.296698	13.46%	0
2015	14.110124	13.482149	-4.45%	0
2014	13.063301	14.110124	8.01%	0
2013	10.003133	13.063301	30.59%	0
2012	8.634527	10.003133	15.85%	0
2011	8.687070	8.634527	-0.60%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	19.878122	20.927814	5.28%	0
2019	15.665273	19.878122	26.89%	0
2018	17.632379	15.665273	-11.16%	0
2017	15.451796	17.632379	14.11%	0
2016	13.634820	15.451796	13.33%	2,388
2015	14.297372	13.634820	-4.63%	2,388
2014	13.255775	14.297372	7.86%	2,388
2013	10.166575	13.255775	30.39%	2,388
2012	8.787036	10.166575	15.70%	1,148
2011	8.859329	8.787036	-0.82%	1,148
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	22.620455	31.818263	40.66%	0
2019	17.228034	22.620455	31.30%	0
2018	17.657422	17.228034	-2.43%	0
2017	13.365691	17.657422	32.11%	0
2016	13.561783	13.365691	-1.45%	0
2015	12.946673	13.561783	4.75%	0
2014	11.899766	12.946673	8.80%	0
2013	8.928600	11.899766	33.28%	0
2012	7.966454	8.928600	12.08%	0
2011	8.129654	7.966454	-2.01%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.285481	24.280178	40.47%	0
2019	13.185308	17.285481	31.10%	0
2018	13.535221	13.185308	-2.59%	0
2017	10.259571	13.535221	31.93%	0
2016	10.427047	10.259571	-1.61%	0
2015	9.967930	10.427047	4.61%	0
2014	9.176351	9.967930	8.63%	0
2013	6.895471	9.176351	33.08%	0
2012	6.160089	6.895471	11.94%	0
2011	6.297207	6.160089	-2.18%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	14.584120	14.648557	0.44%	0
2019	12.969443	14.584120	12.45%	0
2018	13.751136	12.969443	-5.68%	0
2017	13.124378	13.751136	4.78%	0
2016	11.726511	13.124378	11.92%	0
2015	12.451872	11.726511	-5.83%	0
2014	12.590184	12.451872	-1.10%	0
2013	12.152961	12.590184	3.60%	0
2012	10.876587	12.152961	11.74%	0
2011	10.695097	10.876587	1.70%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	15.499286	15.533563	0.22%	0
2019	13.801405	15.499286	12.30%	0
2018	14.637233	13.801405	-5.71%	0
2017	13.990678	14.637233	4.62%	0
2016	12.522809	13.990678	11.72%	0
2015	13.312643	12.522809	-5.93%	0
2014	13.483237	13.312643	-1.27%	0
2013	13.036614	13.483237	3.43%	0
2012	11.690421	13.036614	11.52%	0
2011	11.518624	11.690421	1.49%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2020	22.135014	25.609696	15.70%	0
2019	17.222019	22.135014	28.53%	0
2018	18.430451	17.222019	-6.56%	0
2017	15.474144	18.430451	19.10%	0
2016	14.136573	15.474144	9.46%	0
2015	14.256962	14.136573	-0.84%	0
2014	12.829195	14.256962	11.13%	0
2013	9.914235	12.829195	29.40%	0
2012	8.741332	9.914235	13.42%	0
2011	8.754507	8.741332	-0.15%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2020	17.335547	18.556493	7.04%	0
2019	16.154814	17.335547	7.31%	0
2018	16.599823	16.154814	-2.68%	0
2017	16.277164	16.599823	1.98%	0
2016	15.880832	16.277164	2.50%	0
2015	16.326995	15.880832	-2.73%	0
2014	15.766862	16.326995	3.55%	0
2013	16.404937	15.766862	-3.89%	0
2012	15.832439	16.404937	3.62%	0
2011	15.073834	15.832439	5.03%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	60.727463	70.141056	15.50%	0
2019	50.314221	60.727463	20.70%	0
2018	60.246424	50.314221	-16.49%	0
2017	51.005843	60.246424	18.12%	0
2016	46.491991	51.005843	9.71%	0
2015	48.237140	46.491991	-3.62%	0
2014	46.420743	48.237140	3.91%	0
2013	34.866405	46.420743	33.14%	0
2012	31.053717	34.866405	12.28%	0
2011	35.544192	31.053717	-12.63%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	37.355667	43.083570	15.33%	0
2019	30.994302	37.355667	20.52%	0
2018	37.170574	30.994302	-16.62%	0
2017	31.512941	37.170574	17.95%	0
2016	28.772766	31.512941	9.52%	1,454
2015	29.891920	28.772766	-3.74%	1,454
2014	28.810969	29.891920	3.75%	879
2013	21.670513	28.810969	32.95%	879
2012	19.332456	21.670513	12.09%	879
2011	22.161704	19.332456	-12.77%	879
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	15.193431	17.170285	13.01%	0
2019	12.161619	15.193431	24.93%	0
2018	14.604332	12.161619	-16.73%	0
2017	11.470988	14.604332	27.32%	0
2016	12.355141	11.470988	-7.16%	0
2015	12.200797	12.355141	1.27%	0
2014	13.576957	12.200797	-10.14%	0
2013	10.642284	13.576957	27.58%	0
2012	9.023134	10.642284	17.94%	0
2011	11.140485	9.023134	-19.01%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	11.982010	13.522157	12.85%	0
2019	9.604042	11.982010	24.76%	0
2018	11.556433	9.604042	-16.89%	0
2017	9.085097	11.556433	27.20%	0
2016	9.800508	9.085097	-7.30%	1,616
2015	9.696251	9.800508	1.08%	1,616
2014	10.805909	9.696251	-10.27%	1,616
2013	8.483895	10.805909	27.37%	1,616
2012	7.202871	8.483895	17.78%	1,616
2011	8.905110	7.202871	-19.12%	1,616
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2020	22.192653	23.068155	3.95%	0
2019	17.181099	22.192653	29.17%	0
2018	20.412213	17.181099	-15.83%	0
2017	18.054518	20.412213	13.06%	0
2016	16.488233	18.054518	9.50%	0
2015	16.989304	16.488233	-2.95%	0
2014	15.599026	16.989304	8.91%	0
2013	12.050261	15.599026	29.45%	0
2012	10.194913	12.050261	18.20%	0
2011	10.691080	10.194913	-4.64%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2020	21.582094	22.389474	3.74%	0
2019	16.724975	21.582094	29.04%	0
2018	19.896847	16.724975	-15.94%	0
2017	17.624918	19.896847	12.89%	0
2016	16.123158	17.624918	9.31%	0
2015	16.639383	16.123158	-3.10%	0
2014	15.305187	16.639383	8.72%	0
2013	11.833189	15.305187	29.34%	0
2012	10.032224	11.833189	17.95%	0
2011	10.534387	10.032224	-4.77%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	27.127658	28.715329	5.85%	0
2019	20.644322	27.127658	31.40%	0
2018	25.524351	20.644322	-19.12%	0
2017	21.880119	25.524351	16.66%	0
2016	20.423673	21.880119	7.13%	0
2015	21.530198	20.423673	-5.14%	0
2014	20.623114	21.530198	4.40%	0
2013	16.156982	20.623114	27.64%	0
2012	12.991808	16.156982	24.36%	0
2011	14.565626	12.991808	-10.81%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	24.957218	26.379130	5.70%	0
2019	19.019890	24.957218	31.22%	0
2018	23.563624	19.019890	-19.28%	0
2017	20.220565	23.563624	16.53%	0
2016	18.910286	20.220565	6.93%	0
2015	19.962755	18.910286	-5.27%	0
2014	19.153908	19.962755	4.22%	0
2013	15.036041	19.153908	27.39%	0
2012	12.093950	15.036041	24.33%	0
2011	13.587214	12.093950	-10.99%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.801922	15.091155	9.34%	0
2019	11.768095	13.801922	17.28%	0
2018	13.312712	11.768095	-11.60%	0
2017	12.149059	13.312712	9.58%	0
2016	10.969412	12.149059	10.75%	0
2015	11.953176	10.969412	-8.23%	0
2014	11.877557	11.953176	0.64%	0
2013	9.807182	11.877557	21.11%	0
2012	8.690646	9.807182	12.85%	0
2011	9.020303	8.690646	-3.65%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2020	29.792066	33.882191	13.73%	0
2019	23.495453	29.792066	26.80%	0
2018	25.236792	23.495453	-6.90%	0
2017	21.340304	25.236792	18.26%	0
2016	18.746804	21.340304	13.83%	0
2015	19.836319	18.746804	-5.49%	0
2014	18.597300	19.836319	6.66%	0
2013	14.613976	18.597300	27.26%	0
2012	13.314691	14.613976	9.76%	0
2011	12.800996	13.314691	4.01%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	15.344011	14.876552	-3.05%	0
2019	13.897116	15.344011	10.41%	0
2018	16.764045	13.897116	-17.10%	0
2017	14.639573	16.764045	14.51%	0
2016	13.917907	14.639573	5.19%	0
2015	15.181556	13.917907	-8.32%	0
2014	17.410767	15.181556	-12.80%	0
2013	14.433838	17.410767	20.62%	0
2012	12.438573	14.433838	16.04%	0
2011	14.194065	12.438573	-12.37%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	24.102445	33.489431	38.95%	0
2019	18.055088	24.102445	33.49%	0
2018	19.201143	18.055088	-5.97%	0
2017	15.446807	19.201143	24.30%	0
2016	15.473174	15.446807	-0.17%	0
2015	15.096098	15.473174	2.50%	0
2014	14.262728	15.096098	5.84%	0
2013	10.426620	14.262728	36.79%	0
2012	9.397265	10.426620	10.95%	0
2011	10.258927	9.397265	-8.40%	0
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	23.202355	22.456241	-3.22%	0
2019	18.978626	23.202355	22.26%	0
2018	22.135675	18.978626	-14.26%	0
2017	19.239160	22.135675	15.06%	0
2016	16.805853	19.239160	14.48%	1,024
2015	18.309409	16.805853	-8.21%	1,024
2014	17.150903	18.309409	6.75%	1,024
2013	12.920885	17.150903	32.74%	1,024
2012	11.104020	12.920885	16.36%	1,024
2011	11.591898	11.104020	-4.21%	1,024
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	18.816395	20.961971	11.40%	0
2019	14.910912	18.816395	26.19%	0
2018	16.820923	14.910912	-11.35%	0
2017	15.188339	16.820923	10.75%	0
2016	14.076341	15.188339	7.90%	0
2015	15.266597	14.076341	-7.80%	0
2014	14.426806	15.266597	5.82%	0
2013	11.407157	14.426806	26.47%	0
2012	10.237237	11.407157	11.43%	0
2011	10.468329	10.237237	-2.21%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	18.196108	20.221222	11.13%	0
2019	14.452852	18.196108	25.90%	0
2018	16.343013	14.452852	-11.57%	0
2017	14.795788	16.343013	10.46%	0
2016	13.743014	14.795788	7.66%	0
2015	14.941963	13.743014	-8.02%	0
2014	14.159288	14.941963	5.53%	0
2013	11.222864	14.159288	26.16%	0
2012	10.095672	11.222864	11.17%	0
2011	10.347418	10.095672	-2.43%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020*	10.000000	14.612998	46.13%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.577910	45.78%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	30.266577	37.801221	24.89%	0
2019	23.470729	30.266577	28.95%	0
2018	27.631523	23.470729	-15.06%	0
2017	20.661120	27.631523	33.74%	0
2016	21.096588	20.661120	-2.06%	0
2015	20.742082	21.096588	1.71%	0
2014	20.722856	20.742082	0.09%	0
2013	16.635345	20.722856	24.57%	0
2012	14.020244	16.635345	18.65%	0
2011	15.623003	14.020244	-10.26%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	28.894956	36.003111	24.60%	0
2019	22.463915	28.894956	28.63%	0
2018	26.511330	22.463915	-15.27%	0
2017	19.873760	26.511330	33.40%	0
2016	20.341206	19.873760	-2.30%	0
2015	20.051798	20.341206	1.44%	0
2014	20.079573	20.051798	-0.14%	0
2013	16.159051	20.079573	24.26%	0
2012	13.654222	16.159051	18.34%	0
2011	15.254523	13.654222	-10.49%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.484075	10.607515	1.18%	0
2019	9.669732	10.484075	8.42%	0
2018	10.338024	9.669732	-6.46%	0
2017	9.940985	10.338024	3.99%	0
2016	9.535823	9.940985	4.25%	0
2015	9.970761	9.535823	-4.36%	0
2014	9.908581	9.970761	0.63%	0
2013	10.139733	9.908581	-2.28%	0
2012*	10.000000	10.139733	1.40%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	17.255842	17.389972	0.78%	0
2019	15.943889	17.255842	8.23%	0
2018	17.071105	15.943889	-6.60%	0
2017	16.452009	17.071105	3.76%	0
2016	15.821284	16.452009	3.99%	0
2015	16.582161	15.821284	-4.59%	0
2014	16.534554	16.582161	0.29%	0
2013	16.960116	16.534554	-2.51%	0
2012	15.319264	16.960116	10.71%	0
2011	15.554039	15.319264	-1.51%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	23.747795	26.429959	11.29%	0
2019	18.925255	23.747795	25.48%	0
2018	22.812324	18.925255	-17.04%	0
2017	18.995082	22.812324	20.10%	0
2016	19.547491	18.995082	-2.83%	0
2015	20.513719	19.547491	-4.71%	0
2014	20.945699	20.513719	-2.06%	0
2013	18.030839	20.945699	16.17%	0
2012	15.988842	18.030839	12.77%	0
2011	17.567947	15.988842	-8.99%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	24.261779	26.990999	11.25%	0
2019	18.821330	24.261779	28.91%	0
2018	20.932299	18.821330	-10.08%	0
2017	18.339843	20.932299	14.14%	0
2016	16.839094	18.339843	8.91%	1,009
2015	16.690546	16.839094	0.89%	1,009
2014	15.450344	16.690546	8.03%	1,009
2013	12.012933	15.450344	28.61%	1,009
2012	10.528721	12.012933	14.10%	1,009
2011	10.793534	10.528721	-2.45%	1,009
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares - Q/NQ
2020	23.129027	24.724519	6.90%	0
2019	18.867912	23.129027	22.58%	0
2018	21.754245	18.867912	-13.27%	0
2017	19.344801	21.754245	12.46%	0
2016	17.427406	19.344801	11.00%	0
2015	18.557965	17.427406	-6.09%	0
2014	18.160502	18.557965	2.19%	0
2013	14.407796	18.160502	26.05%	0
2012	13.271266	14.407796	8.56%	0
2011	14.486254	13.271266	-8.39%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	34.067705	39.978689	17.35%	0
2019	27.528980	34.067705	23.75%	0
2018	31.376814	27.528980	-12.26%	0
2017	28.087928	31.376814	11.71%	0
2016	24.313832	28.087928	15.52%	0
2015	26.405898	24.313832	-7.92%	0
2014	24.109015	26.405898	9.53%	0
2013	17.472011	24.109015	37.99%	0
2012	15.134508	17.472011	15.44%	0
2011	15.816323	15.134508	-4.31%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	19.743846	23.112978	17.06%	0
2019	15.997027	19.743846	23.42%	0
2018	18.276791	15.997027	-12.47%	0
2017	16.396376	18.276791	11.47%	0
2016	14.239204	16.396376	15.15%	0
2015	15.496456	14.239204	-8.11%	0
2014	14.183863	15.496456	9.25%	0
2013	10.307897	14.183863	37.60%	0
2012	8.952904	10.307897	15.13%	0
2011	9.372582	8.952904	-4.48%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.518698	12.458363	18.44%	0
2019	8.401427	10.518698	25.20%	0
2018	10.674191	8.401427	-21.29%	0
2017	8.626656	10.674191	23.73%	0
2016	9.061745	8.626656	-4.80%	0
2015	8.981906	9.061745	0.89%	0
2014*	10.000000	8.981906	-10.18%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.442838	18.322204	11.43%	0
2019	13.798935	16.442838	19.16%	0
2018	14.915146	13.798935	-7.48%	0
2017	12.887018	14.915146	15.74%	0
2016	13.516544	12.887018	-4.66%	0
2015	15.071585	13.516544	-10.32%	0
2014	16.258919	15.071585	-7.30%	0
2013	13.278794	16.258919	22.44%	0
2012	11.387526	13.278794	16.61%	0
2011	12.540990	11.387526	-9.20%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.012141	9.671881	-3.40%	0
2019	8.660870	10.012141	15.60%	0
2018	10.869389	8.660870	-20.32%	0
2017	8.689436	10.869389	25.09%	0
2016	7.352013	8.689436	18.19%	0
2015	9.398728	7.352013	-21.78%	0
2014*	10.000000	9.398728	-6.01%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	21.761166	28.984670	33.19%	0
2019	16.082899	21.761166	35.31%	0
2018	16.283071	16.082899	-1.23%	0
2017	13.135481	16.283071	23.96%	0
2016	12.831029	13.135481	2.37%	0
2015	12.556414	12.831029	2.19%	0
2014	11.820644	12.556414	6.22%	0
2013	8.803725	11.820644	34.27%	0
2012	7.728373	8.803725	13.91%	0
2011	8.416746	7.728373	-8.18%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	30.080189	42.851361	42.46%	0
2019	21.759634	30.080189	38.24%	0
2018	22.629212	21.759634	-3.84%	0
2017	18.304801	22.629212	23.62%	0
2016	17.193093	18.304801	6.47%	0
2015	17.956227	17.193093	-4.25%	0
2014	19.837643	17.956227	-9.48%	0
2013	14.355932	19.837643	38.18%	0
2012	12.135945	14.355932	18.29%	0
2011	13.856256	12.135945	-12.42%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	28.118771	28.400181	1.00%	0
2019	22.189352	28.118771	26.72%	0
2018	25.300118	22.189352	-12.30%	0
2017	22.032067	25.300118	14.83%	0
2016	19.788695	22.032067	11.34%	0
2015	20.414192	19.788695	-3.06%	0
2014	18.931281	20.414192	7.83%	0
2013	14.268131	18.931281	32.68%	0
2012	12.583745	14.268131	13.39%	0
2011	12.919941	12.583745	-2.60%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.518715	24.134602	17.62%	0
2019	16.688386	20.518715	22.95%	0
2018	18.894659	16.688386	-11.68%	0
2017	15.225177	18.894659	24.10%	0
2016	14.983190	15.225177	1.62%	0
2015	14.402140	14.983190	4.03%	0
2014	14.553727	14.402140	-1.04%	0
2013	11.653050	14.553727	24.89%	0
2012	10.273024	11.653050	13.43%	0
2011	10.688282	10.273024	-3.89%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.882600	20.186834	19.57%	0
2019	12.360579	16.882600	36.58%	0
2018	12.561418	12.360579	-1.60%	0
2017	10.020623	12.561418	25.36%	0
2016	9.674986	10.020623	3.57%	0
2015*	10.000000	9.674986	-3.25%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	13.155878	13.844727	5.24%	0
2019	12.155174	13.155878	8.23%	0
2018	12.537914	12.155174	-3.05%	0
2017	12.099402	12.537914	3.62%	0
2016	11.680061	12.099402	3.59%	0
2015	12.036895	11.680061	-2.96%	0
2014	11.436161	12.036895	5.25%	0
2013	11.755656	11.436161	-2.72%	0
2012	11.003070	11.755656	6.84%	0
2011	10.667727	11.003070	3.14%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.359548	18.232535	47.52%	0
2019	9.508635	12.359548	29.98%	0
2018	11.663081	9.508635	-18.47%	0
2017	9.494091	11.663081	22.85%	0
2016	9.948025	9.494091	-4.56%	0
2015	10.233633	9.948025	-2.79%	0
2014	10.601854	10.233633	-3.47%	0
2013	8.948602	10.601854	18.47%	0
2012	7.916925	8.948602	13.03%	0
2011	8.952102	7.916925	-11.56%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.873166	19.587145	9.59%	0
2019	15.122900	17.873166	18.19%	0
2018	16.267056	15.122900	-7.03%	0
2017	14.356105	16.267056	13.31%	0
2016	13.459339	14.356105	6.66%	0
2015	13.621024	13.459339	-1.19%	0
2014	13.258642	13.621024	2.73%	0
2013	10.990690	13.258642	20.64%	0
2012	9.707105	10.990690	13.22%	0
2011	9.828613	9.707105	-1.24%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.174531	11.940912	6.86%	0
2019	10.478704	11.174531	6.64%	0
2018	10.826425	10.478704	-3.21%	0
2017	10.719359	10.826425	1.00%	0
2016	10.671398	10.719359	0.45%	0
2015	10.931131	10.671398	-2.38%	0
2014	10.641514	10.931131	2.72%	0
2013	11.162660	10.641514	-4.67%	0
2012	10.868716	11.162660	2.70%	0
2011	10.505524	10.868716	3.46%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.055307	28.040556	27.14%	0
2019	16.723552	22.055307	31.88%	0
2018	18.871373	16.723552	-11.38%	0
2017	14.724805	18.871373	28.16%	0
2016	15.019315	14.724805	-1.96%	0
2015	14.406712	15.019315	4.25%	0
2014	14.457887	14.406712	-0.35%	0
2013	11.485739	14.457887	25.88%	0
2012	9.615008	11.485739	19.46%	0
2011	10.834550	9.615008	-11.26%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	23.727078	35.173496	48.24%	0
2019	18.611616	23.727078	27.49%	0
2018	19.148626	18.611616	-2.80%	0
2017	15.311760	19.148626	25.06%	0
2016	14.346869	15.311760	6.73%	0
2015	13.776670	14.346869	4.14%	0
2014	13.028408	13.776670	5.74%	0
2013	10.272722	13.028408	26.83%	0
2012	8.942733	10.272722	14.87%	0
2011	9.588362	8.942733	-6.73%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.047774	21.075777	10.65%	0
2019	15.490343	19.047774	22.97%	0
2018	16.186356	15.490343	-4.30%	0
2017	13.566221	16.186356	19.31%	0
2016	12.479772	13.566221	8.71%	0
2015	12.616898	12.479772	-1.09%	0
2014	11.697730	12.616898	7.86%	0
2013	8.990572	11.697730	30.11%	0
2012	7.849255	8.990572	14.54%	0
2011	8.204802	7.849255	-4.33%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	20.718431	22.311012	7.69%	0
2019	16.410816	20.718431	26.25%	0
2018	16.820142	16.410816	-2.43%	0
2017	14.294606	16.820142	17.67%	0
2016	13.141455	14.294606	8.77%	0
2015	13.341920	13.141455	-1.50%	0
2014	12.194146	13.341920	9.41%	0
2013	9.528213	12.194146	27.98%	0
2012	8.553610	9.528213	11.39%	0
2011	8.708239	8.553610	-1.78%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.344990	16.900910	10.14%	0
2019	12.650907	15.344990	21.30%	0
2018	14.487281	12.650907	-12.68%	0
2017	12.357908	14.487281	17.23%	0
2016	11.653981	12.357908	6.04%	0
2015	12.122702	11.653981	-3.87%	0
2014	11.855937	12.122702	2.25%	0
2013	9.358010	11.855937	26.69%	0
2012	8.234030	9.358010	13.65%	0
2011	8.987924	8.234030	-8.39%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.770935	14.779251	7.32%	0
2019	12.113597	13.770935	13.68%	0
2018	13.204415	12.113597	-8.26%	0
2017	12.042402	13.204415	9.65%	0
2016	11.597835	12.042402	3.83%	0
2015	11.979598	11.597835	-3.19%	0
2014	11.738363	11.979598	2.06%	0
2013	10.462682	11.738363	12.19%	0
2012	9.628146	10.462682	8.67%	0
2011	9.973398	9.628146	-3.46%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.830424	16.175629	9.07%	0
2019	12.604944	14.830424	17.66%	0
2018	14.028220	12.604944	-10.15%	0
2017	12.378948	14.028220	13.32%	0
2016	11.787153	12.378948	5.02%	0
2015	12.208387	11.787153	-3.45%	0
2014	11.916848	12.208387	2.45%	0
2013	10.044574	11.916848	18.64%	0
2012	9.033388	10.044574	11.19%	0
2011	9.561116	9.033388	-5.52%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.060734	12.697518	5.28%	0
2019	11.137307	12.060734	8.29%	0
2018	11.687887	11.137307	-4.71%	0
2017	11.229913	11.687887	4.08%	0
2016	10.969941	11.229913	2.37%	0
2015	11.293880	10.969941	-2.87%	0
2014	11.169368	11.293880	1.11%	0
2013	10.878184	11.169368	2.68%	0
2012	10.342256	10.878184	5.18%	0
2011	10.421908	10.342256	-0.76%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.347287	15.539551	8.31%	0
2019	12.410639	14.347287	15.60%	0
2018	13.652407	12.410639	-9.10%	0
2017	12.241457	13.652407	11.53%	0
2016	11.719853	12.241457	4.45%	0
2015	12.106433	11.719853	-3.19%	0
2014	11.831720	12.106433	2.32%	0
2013	10.264140	11.831720	15.27%	0
2012	9.335399	10.264140	9.95%	0
2011	9.767952	9.335399	-4.43%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.074213	16.558528	9.85%	0
2019	12.603492	15.074213	19.60%	0
2018	14.234845	12.603492	-11.46%	0
2017	12.320440	14.234845	15.54%	0
2016	11.702050	12.320440	5.28%	0
2015	12.142278	11.702050	-3.63%	0
2014	11.867707	12.142278	2.31%	0
2013	9.759166	11.867707	21.61%	0
2012	8.704464	9.759166	12.12%	0
2011	9.331274	8.704464	-6.72%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.287617	14.179312	6.71%	0
2019	11.880450	13.287617	11.84%	0
2018	12.750318	11.880450	-6.82%	0
2017	11.857478	12.750318	7.53%	0
2016	11.431632	11.857478	3.73%	0
2015	11.808623	11.431632	-3.19%	0
2014	11.594761	11.808623	1.84%	0
2013	10.652325	11.594761	8.85%	0
2012	9.893273	10.652325	7.67%	0
2011	10.137580	9.893273	-2.41%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.359015	14.778082	2.92%	0
2019	13.045570	14.359015	10.07%	0
2018	15.815285	13.045570	-17.51%	0
2017	13.169760	15.815285	20.09%	0
2016	13.309931	13.169760	-1.05%	0
2015	14.154944	13.309931	-5.97%	0
2014	15.749135	14.154944	-10.12%	0
2013	13.402022	15.749135	17.51%	0
2012	11.455869	13.402022	16.99%	0
2011	13.368509	11.455869	-14.31%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.728924	17.29%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.729441	17.29%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	12.601553	13.195277	4.71%	0
2019	11.821220	12.601553	6.60%	0
2018	12.133267	11.821220	-2.57%	0
2017	11.876907	12.133267	2.16%	0
2016	11.521198	11.876907	3.09%	0
2015	11.859767	11.521198	-2.85%	0
2014	11.537117	11.859767	2.80%	0
2013	12.020409	11.537117	-4.02%	0
2012	11.401148	12.020409	5.43%	0
2011	10.930124	11.401148	4.31%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.227012	12.774393	4.48%	0
2019	11.495801	12.227012	6.36%	0
2018	11.831188	11.495801	-2.83%	0
2017	11.605378	11.831188	1.95%	0
2016	11.294355	11.605378	2.75%	0
2015	11.645063	11.294355	-3.01%	0
2014	11.368969	11.645063	2.43%	0
2013	11.871478	11.368969	-4.23%	0
2012	11.288265	11.871478	5.17%	0
2011	10.858224	11.288265	3.96%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.041281	13.914520	6.70%	0
2019	12.161104	13.041281	7.24%	0
2018	12.613126	12.161104	-3.58%	0
2017	12.421582	12.613126	1.54%	0
2016	12.283974	12.421582	1.12%	0
2015	12.619173	12.283974	-2.66%	0
2014	12.296182	12.619173	2.63%	0
2013	12.829222	12.296182	-4.15%	0
2012	12.240525	12.829222	4.81%	0
2011	11.795397	12.240525	3.77%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	25.123091	27.778024	10.57%	0
2019	20.931035	25.123091	20.03%	0
2018	25.980784	20.931035	-19.44%	0
2017	18.799927	25.980784	38.20%	0
2016	17.875020	18.799927	5.17%	0
2015	21.808207	17.875020	-18.04%	0
2014	23.642318	21.808207	-7.76%	0
2013	24.058657	23.642318	-1.73%	0
2012	21.017525	24.058657	14.47%	0
2011	27.749326	21.017525	-24.26%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.597269	12.030549	3.74%	0
2020	11.597269	12.030549	3.74%	0
2019	10.329416	11.597269	12.27%	0
2018	10.884064	10.329416	-5.10%	0
2017	10.418551	10.884064	4.47%	0
2016	9.326501	10.418551	11.71%	0
2015	9.786632	9.326501	-4.70%	0
2014*	10.000000	9.786632	-2.13%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.561869	13.039500	3.80%	0
2019	12.080386	12.561869	3.99%	0
2018	12.353219	12.080386	-2.21%	0
2017	12.366142	12.353219	-0.10%	0
2016	12.544068	12.366142	-1.42%	0
2015	12.833663	12.544068	-2.26%	0
2014	12.542564	12.833663	2.32%	0
2013	13.360005	12.542564	-6.12%	0
2012	13.249291	13.360005	0.84%	0
2011	12.623711	13.249291	4.96%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.268133	8.110071	-1.91%	0
2019	8.301915	8.268133	-0.41%	0
2018	8.368959	8.301915	-0.80%	0
2017	8.516449	8.368959	-1.73%	0
2016	8.702392	8.516449	-2.14%	0
2015	8.893602	8.702392	-2.15%	0
2014	9.089011	8.893602	-2.15%	0
2013	9.288720	9.089011	-2.15%	0
2012	9.493374	9.288720	-2.16%	0
2011	9.701381	9.493374	-2.14%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.488805	9.998324	5.37%	0
2019	8.154914	9.488805	16.36%	0
2018	9.783358	8.154914	-16.65%	0
2017	7.867512	9.783358	24.35%	0
2016	7.989281	7.867512	-1.52%	0
2015	8.436587	7.989281	-5.30%	0
2014	8.684487	8.436587	-2.85%	0
2013	7.549373	8.684487	15.04%	0
2012	6.696046	7.549373	12.74%	0
2011	7.603263	6.696046	-11.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	22.671177	25.026956	10.39%	0
2019	18.725336	22.671177	21.07%	0
2018	20.998602	18.725336	-10.83%	0
2017	18.119281	20.998602	15.89%	0
2016	16.914805	18.119281	7.12%	0
2015	17.460780	16.914805	-3.13%	0
2014	16.997086	17.460780	2.73%	0
2013	13.650870	16.997086	24.51%	0
2012	12.037183	13.650870	13.41%	0
2011	12.804572	12.037183	-5.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.175879	18.387505	7.05%	0
2019	15.218522	17.175879	12.86%	0
2018	16.347581	15.218522	-6.91%	0
2017	15.032484	16.347581	8.75%	0
2016	14.451064	15.032484	4.02%	0
2015	14.794290	14.451064	-2.32%	0
2014	14.456487	14.794290	2.34%	0
2013	13.025523	14.456487	10.99%	0
2012	12.170096	13.025523	7.03%	0
2011	12.327843	12.170096	-1.28%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.923620	22.852661	9.22%	0
2019	17.828259	20.923620	17.36%	0
2018	19.482920	17.828259	-8.49%	0
2017	17.341670	19.482920	12.35%	0
2016	16.448610	17.341670	5.43%	0
2015	16.899940	16.448610	-2.67%	0
2014	16.415705	16.899940	2.95%	0
2013	14.039375	16.415705	16.93%	0
2012	12.782689	14.039375	9.83%	0
2011	13.186361	12.782689	-3.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.514107	14.111558	4.42%	0
2019	12.609011	13.514107	7.18%	0
2018	13.124280	12.609011	-3.93%	0
2017	12.690657	13.124280	3.42%	0
2016	12.438381	12.690657	2.03%	2,385
2015	12.678118	12.438381	-1.89%	2,385
2014	12.471503	12.678118	1.66%	2,385
2013	12.158077	12.471503	2.58%	2,385
2012	11.814410	12.158077	2.91%	2,385
2011	11.729593	11.814410	0.72%	2,385
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	18.710633	20.202337	7.97%	0
2019	16.239921	18.710633	15.21%	0
2018	17.598398	16.239921	-7.72%	0
2017	15.925290	17.598398	10.51%	0
2016	15.189246	15.925290	4.85%	0
2015	15.575136	15.189246	-2.48%	0
2014	15.133277	15.575136	2.92%	0
2013	13.260785	15.133277	14.12%	0
2012	12.230480	13.260785	8.42%	0
2011	12.503686	12.230480	-2.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	21.283732	23.393768	9.91%	0
2020	21.283732	23.393768	9.91%	0
2019	17.854103	21.283732	19.21%	0
2018	19.776782	17.854103	-9.72%	0
2017	17.321069	19.776782	14.18%	0
2016	16.316663	17.321069	6.16%	0
2015	16.797806	16.316663	-2.86%	0
2014	16.356123	16.797806	2.70%	0
2013	13.658854	16.356123	19.75%	0
2012	12.271127	13.658854	11.31%	0
2011	12.812686	12.271127	-4.23%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	16.249648	17.260205	6.22%	0
2019	14.633602	16.249648	11.04%	0
2018	15.536773	14.633602	-5.81%	0
2017	14.538021	15.536773	6.87%	0
2016	14.055002	14.538021	3.44%	2,508
2015	14.368228	14.055002	-2.18%	2,508
2014	14.019484	14.368228	2.49%	2,508
2013	12.966634	14.019484	8.12%	2,508
2012	12.266038	12.966634	5.71%	2,508
2011	12.281630	12.266038	-0.13%	2,508
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.070645	26.785861	27.12%	0
2019	16.536444	21.070645	27.42%	0
2018	17.487852	16.536444	-5.44%	0
2017	13.759602	17.487852	27.10%	0
2016	13.786714	13.759602	-0.20%	0
2015	13.662073	13.786714	0.91%	0
2014	12.675861	13.662073	7.78%	0
2013	9.637576	12.675861	31.53%	0
2012	8.480971	9.637576	13.64%	0
2011	8.956444	8.480971	-5.31%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	36.638481	42.625864	16.34%	0
2019	27.208563	36.638481	34.66%	0
2018	28.168405	27.208563	-3.41%	0
2017	22.609915	28.168405	24.58%	0
2016	22.295445	22.609915	1.41%	0
2015	21.681103	22.295445	2.83%	0
2014	20.365374	21.681103	6.46%	0
2013	15.224667	20.365374	33.77%	0
2012	13.110224	15.224667	16.13%	0
2011	13.703802	13.110224	-4.33%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	35.673681	41.374442	15.98%	0
2019	26.546708	35.673681	34.38%	0
2018	27.557982	26.546708	-3.67%	0
2017	22.162481	27.557982	24.35%	0
2016	21.919384	22.162481	1.11%	2,025
2015	21.370417	21.919384	2.57%	2,025
2014	20.117464	21.370417	6.23%	2,025
2013	15.085423	20.117464	33.36%	2,025
2012	13.019223	15.085423	15.87%	2,025
2011	13.645142	13.019223	-4.59%	2,025

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	27.520958	27.304402	-0.79%	0
2019	22.201583	27.520958	23.96%	0
2018	25.066145	22.201583	-11.43%	0
2017	23.622064	25.066145	6.11%	0
2016	20.080778	23.622064	17.64%	0
2015	21.475997	20.080778	-6.50%	0
2014	19.431838	21.475997	10.52%	0
2013	15.081830	19.431838	28.84%	0
2012	13.468372	15.081830	11.98%	0
2011	13.697071	13.468372	-1.67%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.772900	17.73%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	32.523492	35.998008	10.68%	0
2019	26.452583	32.523492	22.95%	0
2018	30.510712	26.452583	-13.30%	0
2017	26.929757	30.510712	13.30%	0
2016	22.877917	26.929757	17.71%	0
2015	23.988559	22.877917	-4.63%	0
2014	22.405015	23.988559	7.07%	0
2013	17.209596	22.405015	30.19%	0
2012	14.972447	17.209596	14.94%	0
2011	15.700258	14.972447	-4.64%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	29.903846	33.016615	10.41%	0
2019	24.368056	29.903846	22.72%	0
2018	28.164681	24.368056	-13.48%	0
2017	24.903115	28.164681	13.10%	0
2016	21.204872	24.903115	17.44%	1,857
2015	22.288630	21.204872	-4.86%	1,857
2014	20.863916	22.288630	6.83%	1,857
2013	16.054957	20.863916	29.95%	1,857
2012	13.991482	16.054957	14.75%	1,056
2011	14.691816	13.991482	-4.77%	1,056
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.650754	19.975383	-3.27%	0
2019	17.040861	20.650754	21.18%	0
2018	20.055989	17.040861	-15.03%	0
2017	18.003799	20.055989	11.40%	0
2016	15.645570	18.003799	15.07%	0
2015	16.464495	15.645570	-4.97%	0
2014	14.378908	16.464495	14.50%	0
2013	10.830592	14.378908	32.76%	0
2012	9.513974	10.830592	13.84%	0
2011	9.953671	9.513974	-4.42%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	21.416994	29.447396	37.50%	0
2019	16.167808	21.416994	32.47%	0
2018	18.004533	16.167808	-10.20%	0
2017	14.760859	18.004533	21.97%	0
2016	13.959407	14.760859	5.74%	4,186
2015	14.191004	13.959407	-1.63%	3,984
2014	14.143834	14.191004	0.33%	3,795
2013	10.041226	14.143834	40.86%	3,593
2012	9.074287	10.041226	10.66%	3,389
2011	9.353835	9.074287	-2.99%	3,172
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	25.936985	26.687022	2.89%	0
2019	22.274528	25.936985	16.44%	0
2018	27.414692	22.274528	-18.75%	0
2017	25.687187	27.414692	6.73%	0
2016	20.844391	25.687187	23.23%	0
2015	22.667649	20.844391	-8.04%	0
2014	21.645722	22.667649	4.72%	0
2013	15.755628	21.645722	37.38%	0
2012	13.369185	15.755628	17.85%	0
2011	14.392159	13.369185	-7.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	23.059146	23.680541	2.69%	0
2019	19.854722	23.059146	16.14%	0
2018	24.486597	19.854722	-18.92%	0
2017	23.009034	24.486597	6.42%	0
2016	18.718508	23.009034	22.92%	0
2015	20.413779	18.718508	-8.30%	0
2014	19.540364	20.413779	4.47%	0
2013	14.261419	19.540364	37.02%	0
2012	12.115439	14.261419	17.71%	0
2011	13.095274	12.115439	-7.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	29.666180	35.614905	20.05%	0
2019	24.129245	29.666180	22.95%	0
2018	28.229220	24.129245	-14.52%	0
2017	25.419201	28.229220	11.05%	0
2016	21.147578	25.419201	20.20%	0
2015	21.971596	21.147578	-3.75%	0
2014	22.272879	21.971596	-1.35%	0
2013	16.153878	22.272879	37.88%	0
2012	14.293732	16.153878	13.01%	0
2011	15.467035	14.293732	-7.59%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	29.079009	34.815121	19.73%	0
2019	23.707227	29.079009	22.66%	0
2018	27.798977	23.707227	-14.72%	0
2017	25.095566	27.798977	10.77%	0
2016	20.927512	25.095566	19.92%	0
2015	21.800554	20.927512	-4.00%	0
2014	22.156435	21.800554	-1.61%	0
2013	16.110121	22.156435	37.53%	0
2012	14.289134	16.110121	12.74%	0
2011	15.502116	14.289134	-7.82%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	18.979155	21.059783	10.96%	0
2019	15.142995	18.979155	25.33%	0
2018	16.293593	15.142995	-7.06%	0
2017	13.345990	16.293593	22.09%	0
2016	12.011599	13.345990	11.11%	0
2015	12.423731	12.011599	-3.32%	0
2014	11.915168	12.423731	4.27%	0
2013	8.483640	11.915168	40.45%	0
2012	7.421099	8.483640	14.32%	0
2011	8.584485	7.421099	-13.55%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	19.956554	22.136467	10.92%	0
2020	19.956554	22.136467	10.92%	0
2019	16.185539	19.956554	23.30%	0
2018	17.560119	16.185539	-7.83%	0
2017	15.128126	17.560119	16.08%	0
2016	14.039889	15.128126	7.75%	0
2015	14.395004	14.039889	-2.47%	0
2014	13.301011	14.395004	8.22%	0
2013	9.795668	13.301011	35.78%	0
2012	8.978929	9.795668	9.10%	0
2011	9.477194	8.978929	-5.26%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	19.748104	21.900804	10.90%	0
2019	16.011533	19.748104	23.34%	0
2018	17.386882	16.011533	-7.91%	0
2017	15.011151	17.386882	15.83%	0
2016	13.931710	15.011151	7.75%	0
2015	14.297649	13.931710	-2.56%	0
2014	13.222171	14.297649	8.13%	0
2013	9.752647	13.222171	35.58%	0
2012	8.948768	9.752647	8.98%	0
2011	9.453736	8.948768	-5.34%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.119311	14.873942	-7.73%	0
2019	12.628610	16.119311	27.64%	0
2018	13.453546	12.628610	-6.13%	0
2017	12.952559	13.453546	3.87%	0
2016	12.349912	12.952559	4.88%	0
2015	13.378579	12.349912	-7.69%	0
2014	10.631183	13.378579	25.84%	0
2013	10.579126	10.631183	0.49%	0
2012	9.354492	10.579126	13.09%	0
2011	9.006700	9.354492	3.86%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.218680	32.19%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020*	10.000000	13.198100	31.98%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.723310	9.783702	0.62%	0
2019	9.546749	9.723310	1.85%	0
2018	9.678288	9.546749	-1.36%	0
2017	9.736599	9.678288	-0.60%	0
2016	9.708053	9.736599	0.29%	0
2015	9.955337	9.708053	-2.48%	0
2014	10.124076	9.955337	-1.67%	0
2013	10.335646	10.124076	-2.05%	0
2012	10.203793	10.335646	1.29%	0
2011	10.293761	10.203793	-0.87%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.048801	33.057155	57.05%	0
2019	15.720227	21.048801	33.90%	0
2018	17.286053	15.720227	-9.06%	0
2017	13.852181	17.286053	24.79%	0
2016	13.347436	13.852181	3.78%	0
2015	13.688071	13.347436	-2.49%	0
2014	13.487189	13.688071	1.49%	0
2013	9.944282	13.487189	35.63%	0
2012	8.865053	9.944282	12.17%	0
2011	9.481495	8.865053	-6.50%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	25.998784	30.416508	16.99%	0
2019	21.106531	25.998784	23.18%	0
2018	22.883307	21.106531	-7.76%	0
2017	19.745551	22.883307	15.89%	0
2016	18.366829	19.745551	7.51%	0
2015	18.857827	18.366829	-2.60%	0
2014	17.459530	18.857827	8.01%	0
2013	12.966932	17.459530	34.65%	0
2012	11.941404	12.966932	8.59%	0
2011	12.591134	11.941404	-5.16%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.455810	11.947068	4.29%	0
2019	10.211311	11.455810	12.19%	0
2018	10.966084	10.211311	-6.88%	0
2017	10.208005	10.966084	7.43%	0
2016	9.214195	10.208005	10.79%	0
2015	9.644773	9.214195	-4.46%	0
2014*	10.000000	9.644773	-3.55%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.032726	11.946563	8.28%	0
2019	10.545636	11.032726	4.62%	0
2018	11.236340	10.545636	-6.15%	0
2017	10.369428	11.236340	8.36%	0
2016	10.297659	10.369428	0.70%	0
2015	11.337415	10.297659	-9.17%	0
2014	11.551762	11.337415	-1.86%	0
2013	12.635348	11.551762	-8.58%	0
2012	12.271629	12.635348	2.96%	0
2011	11.567017	12.271629	6.09%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.593328	10.665095	0.68%	0
2019	10.417331	10.593328	1.69%	0
2018	10.622304	10.417331	-1.93%	0
2017	10.720804	10.622304	-0.92%	0
2016	10.814584	10.720804	-0.87%	0
2015	11.029176	10.814584	-1.95%	0
2014	11.187797	11.029176	-1.42%	0
2013	11.460232	11.187797	-2.38%	0
2012	11.075823	11.460232	3.47%	0
2011	11.205585	11.075823	-1.16%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.684530	24.002941	35.73%	0
2019	13.216823	17.684530	33.80%	0
2018	13.194872	13.216823	0.17%	0
2017	10.300576	13.194872	28.10%	0
2016*	10.000000	10.300576	3.01%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	15.055083	16.513199	9.69%	0
2019	12.293625	15.055083	22.46%	0
2018	15.534701	12.293625	-20.86%	0
2017	12.541387	15.534701	23.87%	0
2016	13.138548	12.541387	-4.55%	0
2015	13.408479	13.138548	-2.01%	0
2014	14.699465	13.408479	-8.78%	0
2013	11.729658	14.699465	25.32%	0
2012	9.832944	11.729658	19.29%	0
2011	12.097380	9.832944	-18.72%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.795268	13.246600	3.53%	0
2019	10.027510	12.795268	27.60%	0
2018	11.199857	10.027510	-10.47%	0
2017*	10.000000	11.199857	12.00%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2020	23.457413	23.862609	1.73%	0
2019	19.295343	23.457413	21.57%	0
2018	24.630198	19.295343	-21.66%	0
2017	23.333133	24.630198	5.56%	0
2016	18.702329	23.333133	24.76%	0
2015	19.959447	18.702329	-6.30%	0
2014	19.720828	19.959447	1.21%	0
2013	14.436077	19.720828	36.61%	0
2012	12.557922	14.436077	14.96%	0
2011	13.469999	12.557922	-6.77%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.455103	6.342804	16.27%	0
2019	4.997899	5.455103	9.15%	0
2018	7.136939	4.997899	-29.97%	0
2017	7.439970	7.136939	-4.07%	0
2016	5.301448	7.439970	40.34%	0
2015	8.163120	5.301448	-35.06%	0
2014	10.343958	8.163120	-21.08%	0
2013	9.584479	10.343958	7.92%	0
2012*	10.000000	9.584479	-4.16%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.607386	6.535479	16.55%	0
2019	5.122590	5.607386	9.46%	0
2018	7.300200	5.122590	-29.83%	0
2017	7.589006	7.300200	-3.81%	0
2016	5.396459	7.589006	40.63%	0
2015	8.287036	5.396459	-34.88%	0
2014	10.469426	8.287036	-20.85%	0
2013	9.679796	10.469426	8.16%	0
2012*	10.000000	9.679796	-3.20%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	33.536250	51.778489	54.40%	0
2019	27.456028	33.536250	22.15%	0
2018	27.700286	27.456028	-0.88%	0
2017	22.491193	27.700286	23.16%	0
2016	21.331502	22.491193	5.44%	0
2015	22.447355	21.331502	-4.97%	0
2014	23.379711	22.447355	-3.99%	0
2013	15.904234	23.379711	47.00%	0
2012	15.068503	15.904234	5.55%	0
2011	16.140929	15.068503	-6.64%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	23.601500	23.652969	0.22%	0
2019	19.522764	23.601500	20.89%	0
2018	21.203823	19.522764	-7.93%	0
2017	18.279757	21.203823	16.00%	0
2016	16.826981	18.279757	8.63%	0
2015	16.963486	16.826981	-0.80%	0
2014	15.870626	16.963486	6.89%	0
2013	12.056696	15.870626	31.63%	0
2012	10.515221	12.056696	14.66%	0
2011	10.135965	10.515221	3.74%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	15.094835	15.089117	-0.04%	0
2019	13.215545	15.094835	14.22%	0
2018	17.546477	13.215545	-24.68%	0
2017	14.341049	17.546477	22.35%	0
2016	14.780746	14.341049	-2.97%	0
2015	14.758866	14.780746	0.15%	0
2014	16.133289	14.758866	-8.52%	0
2013	13.440998	16.133289	20.03%	0
2012	12.035658	13.440998	11.68%	0
2011	15.275418	12.035658	-21.21%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	28.488260	37.654499	32.18%	0
2019	21.679132	28.488260	31.41%	0
2018	21.666371	21.679132	0.06%	0
2017	16.823558	21.666371	28.79%	0
2016	16.805294	16.823558	0.11%	0
2015	15.500678	16.805294	8.42%	0
2014	13.922473	15.500678	11.34%	0
2013	10.390951	13.922473	33.99%	0
2012	9.149978	10.390951	13.56%	0
2011	9.671929	9.149978	-5.87%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	32.396950	32.651574	0.79%	0
2019	27.627207	32.396950	17.26%	0
2018	33.354165	27.627207	-17.17%	0
2017	30.219058	33.354165	10.37%	0
2016	24.758559	30.219058	22.05%	0
2015	26.844129	24.758559	-7.77%	0
2014	25.194132	26.844129	6.55%	0
2013	18.716530	25.194132	34.61%	0
2012	16.154855	18.716530	15.86%	0
2011	18.076180	16.154855	-10.63%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.569648	19.561131	18.05%	0
2019	14.387743	16.569648	15.17%	0
2018	15.919813	14.387743	-9.62%	0
2017	14.314572	15.919813	11.21%	0
2016	14.099198	14.314572	1.53%	0
2015	14.562187	14.099198	-3.18%	0
2014	14.607535	14.562187	-0.31%	0
2013	13.054196	14.607535	11.90%	0
2012	12.138691	13.054196	7.54%	0
2011	12.880041	12.138691	-5.76%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.642813	13.334754	5.47%	0
2019	10.785696	12.642813	17.22%	0
2018	13.081768	10.785696	-17.55%	0
2017	11.626476	13.081768	12.52%	0
2016	10.318625	11.626476	12.67%	0
2015	10.823098	10.318625	-4.66%	0
2014*	10.000000	10.823098	8.23%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	32.841524	35.535729	8.20%	0
2019	27.476848	32.841524	19.52%	0
2018	30.869347	27.476848	-10.99%	0
2017	28.078980	30.869347	9.94%	0
2016	22.834134	28.078980	22.97%	0
2015	23.904713	22.834134	-4.48%	0
2014	23.251630	23.904713	2.81%	0
2013	16.895386	23.251630	37.62%	0
2012	14.926594	16.895386	13.19%	0
2011	15.176283	14.926594	-1.65%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	28.825029	33.267635	15.41%	0
2019	22.467165	28.825029	28.30%	0
2018	24.092278	22.467165	-6.75%	0
2017	20.267060	24.092278	18.87%	0
2016	18.549993	20.267060	9.26%	0
2015	18.759585	18.549993	-1.12%	0
2014	16.911283	18.759585	10.93%	0
2013	13.096867	16.911283	29.12%	0
2012	11.571097	13.096867	13.19%	0
2011	11.612792	11.571097	-0.36%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	31.591642	36.369540	15.12%	0
2019	24.687746	31.591642	27.96%	0
2018	26.534487	24.687746	-6.96%	0
2017	22.381777	26.534487	18.55%	0
2016	20.534437	22.381777	9.00%	0
2015	20.815600	20.534437	-1.35%	0
2014	18.817882	20.815600	10.62%	0
2013	14.609108	18.817882	28.81%	0
2012	12.936630	14.609108	12.93%	0
2011	13.016104	12.936630	-0.61%	0
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	24.268934	29.465839	21.41%	0
2019	18.469022	24.268934	31.40%	0
2018	19.756582	18.469022	-6.52%	0
2017	17.514065	19.756582	12.80%	0
2016	16.223933	17.514065	7.95%	0
2015	17.136387	16.223933	-5.32%	0
2014	15.444181	17.136387	10.96%	0
2013	11.754445	15.444181	31.39%	0
2012	10.734082	11.754445	9.51%	0
2011	10.876999	10.734082	-1.31%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.521831	10.496077	-0.24%	0
2019	10.047291	10.521831	4.72%	0
2018	10.283395	10.047291	-2.30%	0
2017	10.164180	10.283395	1.17%	0
2016	9.538864	10.164180	6.56%	0
2015	9.851182	9.538864	-3.17%	0
2014*	10.000000	9.851182	-1.49%	0
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	23.363013	24.096408	3.14%	0
2019	20.931116	23.363013	11.62%	0
2018	22.164932	20.931116	-5.57%	0
2017	21.266419	22.164932	4.23%	0
2016	18.985137	21.266419	12.02%	0
2015	19.955554	18.985137	-4.86%	0
2014	19.922218	19.955554	0.17%	0
2013	19.085999	19.922218	4.38%	0
2012	17.073775	19.085999	11.79%	0
2011	16.637859	17.073775	2.62%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.582530	10.422844	-1.51%	0
2019	9.023496	10.582530	17.28%	0
2018*	10.000000	9.023496	-9.77%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	14.534929	15.369358	5.74%	0
2019	13.579462	14.534929	7.04%	0
2018	13.969458	13.579462	-2.79%	0
2017	13.728777	13.969458	1.75%	0
2016	13.519726	13.728777	1.55%	0
2015	13.857604	13.519726	-2.44%	0
2014	13.651510	13.857604	1.51%	0
2013	13.815624	13.651510	-1.19%	0
2012	12.875420	13.815624	7.30%	0
2011	12.871755	12.875420	0.03%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	14.055628	14.826916	5.49%	0
2019	13.164668	14.055628	6.77%	0
2018	13.568756	13.164668	-2.98%	0
2017	13.371769	13.568756	1.47%	0
2016	13.205342	13.371769	1.26%	0
2015	13.561999	13.205342	-2.63%	0
2014	13.396467	13.561999	1.24%	0
2013	13.595796	13.396467	-1.47%	0
2012	12.702458	13.595796	7.03%	0
2011	12.733962	12.702458	-0.25%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ
2020	15.390691	17.634282	14.58%	0
2019	12.830010	15.390691	19.96%	0
2018	14.223190	12.830010	-9.80%	0
2017	12.251514	14.223190	16.09%	0
2016	12.239618	12.251514	0.10%	0
2015	12.518718	12.239618	-2.23%	0
2014	12.104291	12.518718	3.42%	0
2013	10.116617	12.104291	19.65%	0
2012	8.969186	10.116617	12.79%	0
2011	9.783442	8.969186	-8.32%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ
2020	13.973533	15.982585	14.38%	0
2019	11.663991	13.973533	19.80%	0
2018	12.948505	11.663991	-9.92%	0
2017	11.172872	12.948505	15.89%	0
2016	11.180238	11.172872	-0.07%	0
2015	11.452918	11.180238	-2.38%	0
2014	11.094430	11.452918	3.23%	0
2013	9.291578	11.094430	19.40%	0
2012	8.253619	9.291578	12.58%	0
2011	9.021751	8.253619	-8.51%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2020	16.552809	18.574670	12.21%	0
2019	14.323962	16.552809	15.56%	0
2018	15.490530	14.323962	-7.53%	0
2017	13.900164	15.490530	11.44%	0
2016	13.796768	13.900164	0.75%	0
2015	14.103570	13.796768	-2.18%	0
2014	13.645045	14.103570	3.36%	0
2013	12.076217	13.645045	12.99%	0
2012	10.983708	12.076217	9.95%	0
2011	11.540493	10.983708	-4.82%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	15.320202	17.161108	12.02%	0
2019	13.273846	15.320202	15.42%	0
2018	14.381621	13.273846	-7.70%	0
2017	12.927532	14.381621	11.25%	0
2016	12.852566	12.927532	0.58%	0
2015	13.149635	12.852566	-2.26%	0
2014	12.739850	13.149635	3.22%	0
2013	11.293958	12.739850	12.80%	0
2012	10.289626	11.293958	9.76%	0
2011	10.825433	10.289626	-4.95%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2020	19.801077	23.688572	19.63%	0
2019	16.288124	19.801077	21.57%	0
2018	17.399339	16.288124	-6.39%	0
2017	15.303331	17.399339	13.70%	0
2016	14.601466	15.303331	4.81%	0
2015	14.854557	14.601466	-1.70%	0
2014	13.796466	14.854557	7.67%	0
2013	11.804866	13.796466	16.87%	0
2012	10.500870	11.804866	12.42%	0
2011	11.158233	10.500870	-5.89%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	20.251278	24.188381	19.44%	0
2019	16.683488	20.251278	21.39%	0
2018	17.853835	16.683488	-6.56%	0
2017	15.720625	17.853835	13.57%	0
2016	15.024696	15.720625	4.63%	0
2015	15.307536	15.024696	-1.85%	0
2014	14.226532	15.307536	7.60%	0
2013	12.194945	14.226532	16.66%	0
2012	10.860337	12.194945	12.29%	0
2011	11.545887	10.860337	-5.94%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2020	19.382145	25.301959	30.54%	0
2019	15.249624	19.382145	27.10%	0
2018	16.410704	15.249624	-7.08%	0
2017	13.557372	16.410704	21.05%	0
2016	13.489681	13.557372	0.50%	0
2015	13.635402	13.489681	-1.07%	0
2014	12.573491	13.635402	8.45%	0
2013	9.289795	12.573491	35.35%	0
2012	7.747749	9.289795	19.90%	0
2011	8.140239	7.747749	-4.82%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	18.807352	24.526584	30.41%	0
2019	14.812847	18.807352	26.97%	0
2018	15.973617	14.812847	-7.27%	0
2017	13.223917	15.973617	20.79%	0
2016	13.170338	13.223917	0.41%	0
2015	13.330078	13.170338	-1.20%	0
2014	12.316992	13.330078	8.23%	0
2013	9.109291	12.316992	35.21%	0
2012	7.619464	9.109291	19.55%	0
2011	8.012308	7.619464	-4.90%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	19.873705	20.708689	4.20%	0
2019	15.959723	19.873705	24.52%	0
2018	17.817615	15.959723	-10.43%	0
2017	16.149342	17.817615	10.33%	0
2016	14.004372	16.149342	15.32%	0
2015	14.929871	14.004372	-6.20%	0
2014	14.050791	14.929871	6.26%	0
2013	11.222931	14.050791	25.20%	0
2012	9.792796	11.222931	14.60%	0
2011	9.927379	9.792796	-1.36%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	21.179772	22.047874	4.10%	0
2019	17.037709	21.179772	24.31%	0
2018	19.049598	17.037709	-10.56%	0
2017	17.289646	19.049598	10.18%	0
2016	15.017886	17.289646	15.13%	0
2015	16.035406	15.017886	-6.35%	0
2014	15.114480	16.035406	6.09%	0
2013	12.089983	15.114480	25.02%	0
2012	10.561315	12.089983	14.47%	0
2011	10.728167	10.561315	-1.56%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2020	9.336106	9.159918	-1.89%	0
2019	9.356786	9.336106	-0.22%	0
2018	9.413501	9.356786	-0.60%	0
2017	9.559712	9.413501	-1.53%	0
2016	9.754218	9.559712	-1.99%	0
2015	9.970835	9.754218	-2.17%	0
2014	10.194109	9.970835	-2.19%	0
2013	10.420399	10.194109	-2.17%	0
2012	10.640979	10.420399	-2.07%	0
2011	10.867817	10.640979	-2.09%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2020	19.563243	20.612884	5.37%	0
2019	15.393938	19.563243	27.08%	0
2018	17.313442	15.393938	-11.09%	0
2017	15.159136	17.313442	14.21%	0
2016	13.367736	15.159136	13.40%	0
2015	13.997542	13.367736	-4.50%	0
2014	12.965697	13.997542	7.96%	0
2013	9.933466	12.965697	30.53%	0
2012	8.578787	9.933466	15.79%	0
2011	8.635398	8.578787	-0.66%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	19.679322	20.707929	5.23%	0
2019	15.516537	19.679322	26.83%	0
2018	17.473945	15.516537	-11.20%	0
2017	15.320756	17.473945	14.05%	0
2016	13.526082	15.320756	13.27%	0
2015	14.190610	13.526082	-4.68%	0
2014	13.163513	14.190610	7.80%	0
2013	10.100981	13.163513	30.32%	0
2012	8.734827	10.100981	15.64%	0
2011	8.811172	8.734827	-0.87%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	22.382820	31.467933	40.59%	0
2019	17.055765	22.382820	31.23%	0
2018	17.489850	17.055765	-2.48%	0
2017	13.245590	17.489850	32.04%	0
2016	13.446774	13.245590	-1.50%	0
2015	12.843449	13.446774	4.70%	0
2014	11.810918	12.843449	8.74%	0
2013	8.866465	11.810918	33.21%	0
2012	7.915072	8.866465	12.02%	0
2011	8.081337	7.915072	-2.06%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.112663	24.025158	40.39%	0
2019	13.060151	17.112663	31.03%	0
2018	13.413641	13.060151	-2.64%	0
2017	10.172597	13.413641	31.86%	0
2016	10.343917	10.172597	-1.66%	0
2015	9.893515	10.343917	4.55%	0
2014	9.112494	9.893515	8.57%	0
2013	6.850974	9.112494	33.01%	0
2012	6.123484	6.850974	11.88%	0
2011	6.262982	6.123484	-2.23%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	14.430875	14.487232	0.39%	0
2019	12.839726	14.430875	12.39%	0
2018	13.620595	12.839726	-5.73%	0
2017	13.006413	13.620595	4.72%	0
2016	11.627030	13.006413	11.86%	0
2015	12.352556	11.627030	-5.87%	0
2014	12.496150	12.352556	-1.15%	0
2013	12.068349	12.496150	3.54%	0
2012	10.806391	12.068349	11.68%	0
2011	10.631486	10.806391	1.65%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	15.344280	15.370355	0.17%	0
2019	13.670358	15.344280	12.24%	0
2018	14.505699	13.670358	-5.76%	0
2017	13.872022	14.505699	4.57%	0
2016	12.422918	13.872022	11.66%	0
2015	13.213205	12.422918	-5.98%	0
2014	13.389367	13.213205	-1.32%	0
2013	12.952478	13.389367	3.37%	0
2012	11.620923	12.952478	11.46%	0
2011	11.455994	11.620923	1.44%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2020	21.902428	25.327663	15.64%	0
2019	17.049777	21.902428	28.46%	0
2018	18.255510	17.049777	-6.60%	0
2017	15.335071	18.255510	19.04%	0
2016	14.016657	15.335071	9.41%	0
2015	14.143252	14.016657	-0.90%	0
2014	12.733382	14.143252	11.07%	0
2013	9.845218	12.733382	29.34%	0
2012	8.684930	9.845218	13.36%	0
2011	8.702453	8.684930	-0.20%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2020	17.153515	18.352256	6.99%	0
2019	15.993344	17.153515	7.25%	0
2018	16.442350	15.993344	-2.73%	0
2017	16.130967	16.442350	1.93%	0
2016	15.746219	16.130967	2.44%	0
2015	16.196870	15.746219	-2.78%	0
2014	15.649198	16.196870	3.50%	0
2013	16.290832	15.649198	-3.94%	0
2012	15.730380	16.290832	3.56%	0
2011	14.984294	15.730380	4.98%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	60.089455	69.368688	15.44%	0
2019	49.811066	60.089455	20.63%	0
2018	59.674649	49.811066	-16.53%	0
2017	50.547513	59.674649	18.06%	0
2016	46.097709	50.547513	9.65%	0
2015	47.852533	46.097709	-3.67%	0
2014	46.074165	47.852533	3.86%	0
2013	34.623774	46.074165	33.07%	0
2012	30.853420	34.623774	12.22%	0
2011	35.332955	30.853420	-12.68%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	36.982045	42.630861	15.27%	0
2019	30.699989	36.982045	20.46%	0
2018	36.836561	30.699989	-16.66%	0
2017	31.245680	36.836561	17.89%	0
2016	28.543285	31.245680	9.47%	0
2015	29.668682	28.543285	-3.79%	0
2014	28.610433	29.668682	3.70%	0
2013	21.530672	28.610433	32.88%	0
2012	19.217546	21.530672	12.04%	0
2011	22.041216	19.217546	-12.81%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	15.033765	16.981152	12.95%	0
2019	12.039963	15.033765	24.87%	0
2018	14.465680	12.039963	-16.77%	0
2017	11.367871	14.465680	27.25%	0
2016	12.250312	11.367871	-7.20%	0
2015	12.103463	12.250312	1.21%	0
2014	13.475538	12.103463	-10.18%	0
2013	10.568187	13.475538	27.51%	0
2012	8.964905	10.568187	17.88%	0
2011	11.074247	8.964905	-19.05%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	11.862103	13.379996	12.80%	0
2019	9.512796	11.862103	24.70%	0
2018	11.452537	9.512796	-16.94%	0
2017	9.008003	11.452537	27.14%	0
2016	9.722295	9.008003	-7.35%	0
2015	9.623797	9.722295	1.02%	0
2014	10.730650	9.623797	-10.31%	0
2013	8.429111	10.730650	27.30%	0
2012	7.160027	8.429111	17.72%	0
2011	8.856665	7.160027	-19.16%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2020	21.982828	22.838370	3.89%	0
2019	17.027353	21.982828	29.10%	0
2018	20.239970	17.027353	-15.87%	0
2017	17.911280	20.239970	13.00%	0
2016	16.365764	17.911280	9.44%	0
2015	16.871739	16.365764	-3.00%	0
2014	15.498986	16.871739	8.86%	0
2013	11.979095	15.498986	29.38%	0
2012	10.139894	11.979095	18.14%	0
2011	10.638810	10.139894	-4.69%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2020	21.378057	22.166459	3.69%	0
2019	16.575316	21.378057	28.98%	0
2018	19.728958	16.575316	-15.98%	0
2017	17.485096	19.728958	12.83%	0
2016	16.003406	17.485096	9.26%	0
2015	16.524233	16.003406	-3.15%	0
2014	15.207028	16.524233	8.66%	0
2013	11.763300	15.207028	29.28%	0
2012	9.978083	11.763300	17.89%	0
2011	10.482898	9.978083	-4.82%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	26.884966	28.443883	5.80%	0
2019	20.470088	26.884966	31.34%	0
2018	25.321956	20.470088	-19.16%	0
2017	21.717678	25.321956	16.60%	0
2016	20.282382	21.717678	7.08%	0
2015	21.392200	20.282382	-5.19%	0
2014	20.501415	21.392200	4.34%	0
2013	16.069841	20.501415	27.58%	0
2012	12.928377	16.069841	24.30%	0
2011	14.501900	12.928377	-10.85%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	24.732822	26.128599	5.64%	0
2019	18.858505	24.732822	31.15%	0
2018	23.375708	18.858505	-19.32%	0
2017	20.069532	23.375708	16.47%	0
2016	18.778608	20.069532	6.87%	0
2015	19.833884	18.778608	-5.32%	0
2014	19.039991	19.833884	4.17%	0
2013	14.954250	19.039991	27.32%	0
2012	12.034327	14.954250	24.26%	0
2011	13.527136	12.034327	-11.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.719864	14.993777	9.29%	0
2019	11.704105	13.719864	17.22%	0
2018	13.247132	11.704105	-11.65%	0
2017	12.095368	13.247132	9.52%	0
2016	10.926500	12.095368	10.70%	0
2015	11.912505	10.926500	-8.28%	0
2014	11.843193	11.912505	0.59%	0
2013	9.783808	11.843193	21.05%	0
2012	8.674370	9.783808	12.79%	0
2011	9.008016	8.674370	-3.70%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2020	29.525661	33.562064	13.67%	0
2019	23.297265	29.525661	26.73%	0
2018	25.036787	23.297265	-6.95%	0
2017	21.181967	25.036787	18.20%	0
2016	18.617195	21.181967	13.78%	0
2015	19.709252	18.617195	-5.54%	0
2014	18.487621	19.709252	6.61%	0
2013	14.535206	18.487621	27.19%	0
2012	13.249715	14.535206	9.70%	0
2011	12.745029	13.249715	3.96%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	15.206753	14.735928	-3.10%	0
2019	13.779838	15.206753	10.36%	0
2018	16.631120	13.779838	-17.14%	0
2017	14.530889	16.631120	14.45%	0
2016	13.821622	14.530889	5.13%	0
2015	15.084237	13.821622	-8.37%	0
2014	17.308015	15.084237	-12.85%	0
2013	14.355986	17.308015	20.56%	0
2012	12.377826	14.355986	15.98%	0
2011	14.131951	12.377826	-12.41%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.883105	33.167717	38.88%	0
2019	17.899929	23.883105	33.43%	0
2018	19.045925	17.899929	-6.02%	0
2017	15.329745	19.045925	24.24%	0
2016	15.363756	15.329745	-0.22%	0
2015	14.997013	15.363756	2.45%	0
2014	14.176366	14.997013	5.79%	0
2013	10.368784	14.176366	36.72%	0
2012	9.349934	10.368784	10.90%	0
2011	10.212457	9.349934	-8.45%	0
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	22.991320	22.240606	-3.27%	0
2019	18.815623	22.991320	22.19%	0
2018	21.956854	18.815623	-14.31%	0
2017	19.093456	21.956854	15.00%	0
2016	16.687078	19.093456	14.42%	0
2015	18.189300	16.687078	-8.26%	0
2014	17.047106	18.189300	6.70%	0
2013	12.849251	17.047106	32.67%	0
2012	11.048126	12.849251	16.30%	0
2011	11.539433	11.048126	-4.26%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	18.685321	20.805312	11.35%	0
2019	14.814620	18.685321	26.13%	0
2018	16.720890	14.814620	-11.40%	0
2017	15.105698	16.720890	10.69%	0
2016	14.006879	15.105698	7.84%	0
2015	15.199024	14.006879	-7.84%	0
2014	14.370300	15.199024	5.77%	0
2013	11.368283	14.370300	26.41%	0
2012	10.207583	11.368283	11.37%	0
2011	10.443326	10.207583	-2.26%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	18.069314	20.070051	11.07%	0
2019	14.359483	18.069314	25.84%	0
2018	16.245792	14.359483	-11.61%	0
2017	14.715266	16.245792	10.40%	0
2016	13.675189	14.715266	7.61%	0
2015	14.875828	13.675189	-8.07%	0
2014	14.103829	14.875828	5.47%	0
2013	11.184605	14.103829	26.10%	0
2012	10.066408	11.184605	11.11%	0
2011	10.322695	10.066408	-2.48%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020*	10.000000	14.608030	46.08%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.572940	45.73%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	29.995861	37.443962	24.83%	0
2019	23.272686	29.995861	28.89%	0
2018	27.412484	23.272686	-15.10%	0
2017	20.507775	27.412484	33.67%	0
2016	20.950675	20.507775	-2.11%	0
2015	20.609157	20.950675	1.66%	0
2014	20.600572	20.609157	0.04%	0
2013	16.545627	20.600572	24.51%	0
2012	13.951779	16.545627	18.59%	0
2011	15.554655	13.951779	-10.30%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	28.632119	35.657390	24.54%	0
2019	22.270942	28.632119	28.56%	0
2018	26.297112	22.270942	-15.31%	0
2017	19.723212	26.297112	33.33%	0
2016	20.197411	19.723212	-2.35%	0
2015	19.920244	20.197411	1.39%	0
2014	19.958036	19.920244	-0.19%	0
2013	16.069450	19.958036	24.20%	0
2012	13.585466	16.069450	18.28%	0
2011	15.185467	13.585466	-10.54%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.445656	10.563241	1.13%	0
2019	9.639234	10.445656	8.37%	0
2018	10.310723	9.639234	-6.51%	0
2017	9.919783	10.310723	3.94%	0
2016	9.520340	9.919783	4.20%	0
2015	9.959666	9.520340	-4.41%	0
2014	9.902607	9.959666	0.58%	0
2013	10.138795	9.902607	-2.33%	0
2012*	10.000000	10.138795	1.39%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	17.098855	17.222966	0.73%	0
2019	15.806918	17.098855	8.17%	0
2018	16.933154	15.806918	-6.65%	0
2017	16.327381	16.933154	3.71%	0
2016	15.709428	16.327381	3.93%	0
2015	16.473337	15.709428	-4.64%	0
2014	16.434446	16.473337	0.24%	0
2013	16.866056	16.434446	-2.56%	0
2012	15.242109	16.866056	10.65%	0
2011	15.483595	15.242109	-1.56%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	23.531825	26.176215	11.24%	0
2019	18.762733	23.531825	25.42%	0
2018	22.628052	18.762733	-17.08%	0
2017	18.851243	22.628052	20.03%	0
2016	19.409361	18.851243	-2.88%	0
2015	20.379171	19.409361	-4.76%	0
2014	20.818957	20.379171	-2.11%	0
2013	17.930893	20.818957	16.11%	0
2012	15.908362	17.930893	12.71%	0
2011	17.488448	15.908362	-9.04%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	24.041056	26.731781	11.19%	0
2019	18.659635	24.041056	28.84%	0
2018	20.763146	18.659635	-10.13%	0
2017	18.200904	20.763146	14.08%	0
2016	16.720066	18.200904	8.86%	0
2015	16.581044	16.720066	0.84%	0
2014	15.356816	16.581044	7.97%	0
2013	11.946321	15.356816	28.55%	0
2012	10.475704	11.946321	14.04%	0
2011	10.744660	10.475704	-2.50%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares - Q/NQ
2020	22.922207	24.490899	6.84%	0
2019	18.708744	22.922207	22.52%	0
2018	21.581822	18.708744	-13.31%	0
2017	19.201245	21.581822	12.40%	0
2016	17.306899	19.201245	10.95%	0
2015	18.439076	17.306899	-6.14%	0
2014	18.053387	18.439076	2.14%	0
2013	14.330137	18.053387	25.98%	0
2012	13.206503	14.330137	8.51%	0
2011	14.422920	13.206503	-8.43%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	33.762984	39.600860	17.29%	0
2019	27.296684	33.762984	23.69%	0
2018	31.128053	27.296684	-12.31%	0
2017	27.879445	31.128053	11.65%	0
2016	24.145658	27.879445	15.46%	0
2015	26.236668	24.145658	-7.97%	0
2014	23.966761	26.236668	9.47%	0
2013	17.377789	23.966761	37.92%	0
2012	15.060592	17.377789	15.39%	0
2011	15.747116	15.060592	-4.36%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	19.606387	22.940332	17.00%	0
2019	15.893775	19.606387	23.36%	0
2018	18.168178	15.893775	-12.52%	0
2017	16.307244	18.168178	11.41%	0
2016	14.169014	16.307244	15.09%	0
2015	15.427947	14.169014	-8.16%	0
2014	14.128381	15.427947	9.20%	0
2013	10.272814	14.128381	37.53%	0
2012	8.927009	10.272814	15.08%	0
2011	9.350242	8.927009	-4.53%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.488276	12.415975	18.38%	0
2019	8.381413	10.488276	25.14%	0
2018	10.654240	8.381413	-21.33%	0
2017	8.614919	10.654240	23.67%	0
2016	9.054037	8.614919	-4.85%	0
2015	8.978848	9.054037	0.84%	0
2014*	10.000000	8.978848	-10.21%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.353407	18.213252	11.37%	0
2019	13.730901	16.353407	19.10%	0
2018	14.849239	13.730901	-7.53%	0
2017	12.836602	14.849239	15.68%	0
2016	13.470536	12.836602	-4.71%	0
2015	15.027973	13.470536	-10.36%	0
2014	16.220172	15.027973	-7.35%	0
2013	13.253920	16.220172	22.38%	0
2012	11.372019	13.253920	16.55%	0
2011	12.530308	11.372019	-9.24%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.983166	9.638953	-3.45%	0
2019	8.640224	9.983166	15.54%	0
2018	10.849060	8.640224	-20.36%	0
2017	8.677601	10.849060	25.02%	0
2016	7.345732	8.677601	18.13%	0
2015	9.395513	7.345732	-21.82%	0
2014*	10.000000	9.395513	-6.04%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	21.563138	28.706235	33.13%	0
2019	15.944685	21.563138	35.24%	0
2018	16.151437	15.944685	-1.28%	0
2017	13.035941	16.151437	23.90%	0
2016	12.740305	13.035941	2.32%	0
2015	12.474004	12.740305	2.13%	0
2014	11.749072	12.474004	6.17%	0
2013	8.754892	11.749072	34.20%	0
2012	7.689440	8.754892	13.86%	0
2011	8.378611	7.689440	-8.23%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	29.806558	42.439876	42.38%	0
2019	21.572708	29.806558	38.17%	0
2018	22.446360	21.572708	-3.89%	0
2017	18.166138	22.446360	23.56%	0
2016	17.071557	18.166138	6.41%	0
2015	17.838413	17.071557	-4.30%	0
2014	19.717568	17.838413	-9.53%	0
2013	14.276324	19.717568	38.11%	0
2012	12.074835	14.276324	18.23%	0
2011	13.793529	12.074835	-12.46%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	27.863073	28.127525	0.95%	0
2019	21.998811	27.863073	26.66%	0
2018	25.095768	21.998811	-12.34%	0
2017	21.865241	25.095768	14.77%	0
2016	19.648866	21.865241	11.28%	0
2015	20.280305	19.648866	-3.11%	0
2014	18.816730	20.280305	7.78%	0
2013	14.189040	18.816730	32.61%	0
2012	12.520409	14.189040	13.33%	0
2011	12.861472	12.520409	-2.65%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.417603	24.003397	17.56%	0
2019	16.614636	20.417603	22.89%	0
2018	18.820831	16.614636	-11.72%	0
2017	15.173415	18.820831	24.04%	0
2016	14.939858	15.173415	1.56%	0
2015	14.367827	14.939858	3.98%	0
2014	14.526499	14.367827	-1.09%	0
2013	11.637191	14.526499	24.83%	0
2012	10.264305	11.637191	13.38%	0
2011	10.684664	10.264305	-3.93%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.841564	20.127489	19.51%	0
2019	12.336828	16.841564	36.51%	0
2018	12.543730	12.336828	-1.65%	0
2017	10.011601	12.543730	25.29%	0
2016	9.671201	10.011601	3.52%	0
2015*	10.000000	9.671201	-3.29%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	13.044288	13.720292	5.18%	0
2019	12.058228	13.044288	8.18%	0
2018	12.444304	12.058228	-3.10%	0
2017	12.015186	12.444304	3.57%	0
2016	11.604664	12.015186	3.54%	0
2015	11.965305	11.604664	-3.01%	0
2014	11.373951	11.965305	5.20%	0
2013	11.697682	11.373951	-2.77%	0
2012	10.954417	11.697682	6.79%	0
2011	10.625978	10.954417	3.09%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.286001	18.114780	47.44%	0
2019	9.456887	12.286001	29.92%	0
2018	11.605574	9.456887	-18.51%	0
2017	9.452097	11.605574	22.78%	0
2016	9.909075	9.452097	-4.61%	0
2015	10.198779	9.909075	-2.84%	0
2014	10.571160	10.198779	-3.52%	0
2013	8.927250	10.571160	18.41%	0
2012	7.902091	8.927250	12.97%	0
2011	8.939901	7.902091	-11.61%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.748692	19.440797	9.53%	0
2019	15.025250	17.748692	18.13%	0
2018	16.170326	15.025250	-7.08%	0
2017	14.278020	16.170326	13.25%	0
2016	13.392959	14.278020	6.61%	0
2015	13.560787	13.392959	-1.24%	0
2014	13.206766	13.560787	2.68%	0
2013	10.953289	13.206766	20.57%	0
2012	9.679028	10.953289	13.17%	0
2011	9.805182	9.679028	-1.29%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.096721	11.851704	6.80%	0
2019	10.411078	11.096721	6.59%	0
2018	10.762085	10.411078	-3.26%	0
2017	10.661096	10.762085	0.95%	0
2016	10.618800	10.661096	0.40%	0
2015	10.882810	10.618800	-2.43%	0
2014	10.599899	10.882810	2.67%	0
2013	11.124682	10.599899	-4.72%	0
2012	10.837297	11.124682	2.65%	0
2011	10.480500	10.837297	3.40%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	21.901727	27.831069	27.07%	0
2019	16.615582	21.901727	31.81%	0
2018	18.759184	16.615582	-11.43%	0
2017	14.644726	18.759184	28.10%	0
2016	14.945249	14.644726	-2.01%	0
2015	14.342990	14.945249	4.20%	0
2014	14.401302	14.342990	-0.40%	0
2013	11.446637	14.401302	25.81%	0
2012	9.587174	11.446637	19.40%	0
2011	10.808710	9.587174	-11.30%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	23.561910	34.910838	48.17%	0
2019	18.491513	23.561910	27.42%	0
2018	19.034836	18.491513	-2.85%	0
2017	15.228524	19.034836	24.99%	0
2016	14.276144	15.228524	6.67%	0
2015	13.715751	14.276144	4.09%	0
2014	12.977426	13.715751	5.69%	0
2013	10.237758	12.977426	26.76%	0
2012	8.916863	10.237758	14.81%	0
2011	9.565490	8.916863	-6.78%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	18.924808	20.929024	10.59%	0
2019	15.398213	18.924808	22.90%	0
2018	16.098362	15.398213	-4.35%	0
2017	13.499339	16.098362	19.25%	0
2016	12.424579	13.499339	8.65%	0
2015	12.567526	12.424579	-1.14%	0
2014	11.657913	12.567526	7.80%	0
2013	8.964552	11.657913	30.04%	0
2012	7.830551	8.964552	14.48%	0
2011	8.189432	7.830551	-4.38%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	20.574153	22.144318	7.63%	0
2019	16.304866	20.574153	26.18%	0
2018	16.720141	16.304866	-2.48%	0
2017	14.216865	16.720141	17.61%	0
2016	13.076657	14.216865	8.72%	0
2015	13.282916	13.076657	-1.55%	0
2014	12.146432	13.282916	9.36%	0
2013	9.495774	12.146432	27.91%	0
2012	8.528857	9.495774	11.34%	0
2011	8.687466	8.528857	-1.83%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.253749	16.791822	10.08%	0
2019	12.582119	15.253749	21.23%	0
2018	14.415914	12.582119	-12.72%	0
2017	12.303293	14.415914	17.17%	0
2016	11.608388	12.303293	5.99%	0
2015	12.081451	11.608388	-3.92%	0
2014	11.821642	12.081451	2.20%	0
2013	9.335710	11.821642	26.63%	0
2012	8.218610	9.335710	13.59%	0
2011	8.975670	8.218610	-8.43%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.689000	14.683823	7.27%	0
2019	12.047670	13.689000	13.62%	0
2018	13.139320	12.047670	-8.31%	0
2017	11.989137	13.139320	9.59%	0
2016	11.552426	11.989137	3.78%	0
2015	11.938789	11.552426	-3.24%	0
2014	11.704365	11.938789	2.00%	0
2013	10.437720	11.704365	12.14%	0
2012	9.610103	10.437720	8.61%	0
2011	9.959791	9.610103	-3.51%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.742244	16.071233	9.01%	0
2019	12.536412	14.742244	17.60%	0
2018	13.959122	12.536412	-10.19%	0
2017	12.324247	13.959122	13.27%	0
2016	11.741049	12.324247	4.97%	0
2015	12.166858	11.741049	-3.50%	0
2014	11.882387	12.166858	2.39%	0
2013	10.020638	11.882387	18.58%	0
2012	9.016475	10.020638	11.14%	0
2011	9.548087	9.016475	-5.57%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.989085	12.615652	5.23%	0
2019	11.076799	11.989085	8.24%	0
2018	11.630355	11.076799	-4.76%	0
2017	11.180337	11.630355	4.03%	0
2016	10.927071	11.180337	2.32%	0
2015	11.255488	10.927071	-2.92%	0
2014	11.137086	11.255488	1.06%	0
2013	10.852280	11.137086	2.62%	0
2012	10.322914	10.852280	5.13%	0
2011	10.407724	10.322914	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.262037	15.439330	8.25%	0
2019	12.343209	14.262037	15.55%	0
2018	13.585219	12.343209	-9.14%	0
2017	12.187416	13.585219	11.47%	0
2016	11.674066	12.187416	4.40%	0
2015	12.065292	11.674066	-3.24%	0
2014	11.797543	12.065292	2.27%	0
2013	10.239715	11.797543	15.21%	0
2012	9.317957	10.239715	9.89%	0
2011	9.754667	9.317957	-4.48%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.984576	16.451655	9.79%	0
2019	12.534961	14.984576	19.54%	0
2018	14.164730	12.534961	-11.51%	0
2017	12.265995	14.164730	15.48%	0
2016	11.656278	12.265995	5.23%	0
2015	12.100970	11.656278	-3.67%	0
2014	11.833381	12.100970	2.26%	0
2013	9.735914	11.833381	21.54%	0
2012	8.688170	9.735914	12.06%	0
2011	9.318567	8.688170	-6.76%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.208655	14.087853	6.66%	0
2019	11.815892	13.208655	11.79%	0
2018	12.687546	11.815892	-6.87%	0
2017	11.805115	12.687546	7.47%	0
2016	11.386952	11.805115	3.67%	0
2015	11.768468	11.386952	-3.24%	0
2014	11.561245	11.768468	1.79%	0
2013	10.626957	11.561245	8.79%	0
2012	9.874778	10.626957	7.62%	0
2011	10.123792	9.874778	-2.46%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.280892	14.690171	2.87%	0
2019	12.981229	14.280892	10.01%	0
2018	15.745391	12.981229	-17.56%	0
2017	13.118240	15.745391	20.03%	0
2016	13.264625	13.118240	-1.10%	0
2015	14.113984	13.264625	-6.02%	0
2014	15.711594	14.113984	-10.17%	0
2013	13.376906	15.711594	17.45%	0
2012	11.440266	13.376906	16.93%	0
2011	13.357126	11.440266	-14.35%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.727689	17.28%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.728196	17.28%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	12.526656	13.110150	4.66%	0
2019	11.756965	12.526656	6.55%	0
2018	12.073522	11.756965	-2.62%	0
2017	11.824455	12.073522	2.11%	0
2016	11.476164	11.824455	3.03%	0
2015	11.819459	11.476164	-2.90%	0
2014	11.503778	11.819459	2.74%	0
2013	11.991797	11.503778	-4.07%	0
2012	11.379838	11.991797	5.38%	0
2011	10.915246	11.379838	4.26%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.154301	12.691944	4.42%	0
2019	11.433281	12.154301	6.31%	0
2018	11.772897	11.433281	-2.88%	0
2017	11.554078	11.772897	1.89%	0
2016	11.250161	11.554078	2.70%	0
2015	11.605431	11.250161	-3.06%	0
2014	11.336079	11.605431	2.38%	0
2013	11.843194	11.336079	-4.28%	0
2012	11.267148	11.843194	5.11%	0
2011	10.843428	11.267148	3.91%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.963756	13.824745	6.64%	0
2019	12.094992	12.963756	7.18%	0
2018	12.551014	12.094992	-3.63%	0
2017	12.366717	12.551014	1.49%	0
2016	12.235946	12.366717	1.07%	0
2015	12.576244	12.235946	-2.71%	0
2014	12.260619	12.576244	2.57%	0
2013	12.798656	12.260619	-4.20%	0
2012	12.217619	12.798656	4.76%	0
2011	11.779323	12.217619	3.72%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	24.894578	27.511285	10.51%	0
2019	20.751256	24.894578	19.97%	0
2018	25.770881	20.751256	-19.48%	0
2017	18.657527	25.770881	38.13%	0
2016	17.748654	18.657527	5.12%	0
2015	21.665123	17.748654	-18.08%	0
2014	23.499216	21.665123	-7.80%	0
2013	23.925254	23.499216	-1.78%	0
2012	20.911694	23.925254	14.41%	0
2011	27.623708	20.911694	-24.30%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.563615	11.989500	3.68%	0
2020	11.563615	11.989500	3.68%	0
2019	10.304719	11.563615	12.22%	0
2018	10.863626	10.304719	-5.14%	0
2017	10.404277	10.863626	4.42%	0
2016	9.318481	10.404277	11.65%	0
2015	9.783209	9.318481	-4.75%	0
2014*	10.000000	9.783209	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.447652	12.914341	3.75%	0
2019	11.976657	12.447652	3.93%	0
2018	12.253447	11.976657	-2.26%	0
2017	12.272518	12.253447	-0.16%	0
2016	12.455450	12.272518	-1.47%	0
2015	12.749513	12.455450	-2.31%	0
2014	12.466692	12.749513	2.27%	0
2013	13.285970	12.466692	-6.17%	0
2012	13.182619	13.285970	0.78%	0
2011	12.566582	13.182619	4.90%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.192787	8.032054	-1.96%	0
2019	8.230462	8.192787	-0.46%	0
2018	8.301189	8.230462	-0.85%	0
2017	8.451791	8.301189	-1.78%	0
2016	8.640727	8.451791	-2.19%	0
2015	8.835097	8.640727	-2.20%	0
2014	9.033838	8.835097	-2.20%	0
2013	9.237048	9.033838	-2.20%	0
2012	9.445404	9.237048	-2.21%	0
2011	9.657274	9.445404	-2.19%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.432390	9.933807	5.32%	0
2019	8.110566	9.432390	16.30%	0
2018	9.735160	8.110566	-16.69%	0
2017	7.832740	9.735160	24.29%	0
2016	7.958021	7.832740	-1.57%	0
2015	8.407890	7.958021	-5.35%	0
2014	8.659376	8.407890	-2.90%	0
2013	7.531388	8.659376	14.98%	0
2012	6.683524	7.531388	12.69%	0
2011	7.592916	6.683524	-11.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	22.464932	24.786615	10.33%	0
2019	18.564476	22.464932	21.01%	0
2018	20.828911	18.564476	-10.87%	0
2017	17.982016	20.828911	15.83%	0
2016	16.795209	17.982016	7.07%	0
2015	17.346189	16.795209	-3.18%	0
2014	16.894171	17.346189	2.68%	0
2013	13.575152	16.894171	24.45%	0
2012	11.976549	13.575152	13.35%	0
2011	12.746574	11.976549	-6.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.082451	18.278153	7.00%	0
2019	15.143480	17.082451	12.80%	0
2018	16.275337	15.143480	-6.95%	0
2017	14.973679	16.275337	8.69%	0
2016	14.401864	14.973679	3.97%	0
2015	14.751467	14.401864	-2.37%	0
2014	14.422004	14.751467	2.28%	0
2013	13.001097	14.422004	10.93%	0
2012	12.153512	13.001097	6.97%	0
2011	12.317334	12.153512	-1.33%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.809883	22.716807	9.16%	0
2019	17.740418	20.809883	17.30%	0
2018	19.396906	17.740418	-8.54%	0
2017	17.273901	19.396906	12.29%	0
2016	16.392681	17.273901	5.38%	0
2015	16.851083	16.392681	-2.72%	0
2014	16.376602	16.851083	2.90%	0
2013	14.013091	16.376602	16.87%	0
2012	12.765295	14.013091	9.77%	0
2011	13.175134	12.765295	-3.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.391162	13.976032	4.37%	0
2019	12.500685	13.391162	7.12%	0
2018	13.018226	12.500685	-3.98%	0
2017	12.594531	13.018226	3.36%	0
2016	12.350467	12.594531	1.98%	0
2015	12.594957	12.350467	-1.94%	0
2014	12.396034	12.594957	1.60%	0
2013	12.090681	12.396034	2.53%	0
2012	11.754935	12.090681	2.86%	0
2011	11.676498	11.754935	0.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	18.540462	20.008364	7.92%	0
2019	16.100435	18.540462	15.16%	0
2018	17.456212	16.100435	-7.77%	0
2017	15.804670	17.456212	10.45%	0
2016	15.081892	15.804670	4.79%	0
2015	15.472962	15.081892	-2.53%	0
2014	15.041690	15.472962	2.87%	0
2013	13.187257	15.041690	14.06%	0
2012	12.168889	13.187257	8.37%	0
2011	12.447067	12.168889	-2.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	21.090186	23.169187	9.86%	0
2020	21.090186	23.169187	9.86%	0
2019	17.700791	21.090186	19.15%	0
2018	19.617047	17.700791	-9.77%	0
2017	17.189927	19.617047	14.12%	0
2016	16.201390	17.189927	6.10%	0
2015	16.687662	16.201390	-2.91%	0
2014	16.257178	16.687662	2.65%	0
2013	13.583166	16.257178	19.69%	0
2012	12.209365	13.583166	11.25%	0
2011	12.754712	12.209365	-4.28%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	16.101909	17.094542	6.16%	0
2019	14.507955	16.101909	10.99%	0
2018	15.411300	14.507955	-5.86%	0
2017	14.427965	15.411300	6.82%	0
2016	13.955710	14.427965	3.38%	0
2015	14.274019	13.955710	-2.23%	0
2014	13.934688	14.274019	2.44%	0
2013	12.894799	13.934688	8.06%	0
2012	12.204345	12.894799	5.66%	0
2011	12.226079	12.204345	-0.18%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	20.945378	26.613002	27.06%	0
2019	16.446542	20.945378	27.35%	0
2018	17.401723	16.446542	-5.49%	0
2017	13.698808	17.401723	27.03%	0
2016	13.732808	13.698808	-0.25%	0
2015	13.615611	13.732808	0.86%	0
2014	12.639216	13.615611	7.73%	0
2013	9.614618	12.639216	31.46%	0
2012	8.465103	9.614618	13.58%	0
2011	8.944253	8.465103	-5.36%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	36.439307	42.372482	16.28%	0
2019	27.074486	36.439307	34.59%	0
2018	28.044011	27.074486	-3.46%	0
2017	22.521532	28.044011	24.52%	0
2016	22.219619	22.521532	1.36%	0
2015	21.618409	22.219619	2.78%	0
2014	20.316866	21.618409	6.41%	0
2013	15.196167	20.316866	33.70%	0
2012	13.092386	15.196167	16.07%	0
2011	13.692136	13.092386	-4.38%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	35.479738	41.128483	15.92%	0
2019	26.415882	35.479738	34.31%	0
2018	27.436272	26.415882	-3.72%	0
2017	22.075842	27.436272	24.28%	0
2016	21.844833	22.075842	1.06%	0
2015	21.308616	21.844833	2.52%	0
2014	20.069524	21.308616	6.17%	0
2013	15.057173	20.069524	33.29%	0
2012	13.001498	15.057173	15.81%	0
2011	13.633525	13.001498	-4.64%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	27.371373	27.142110	-0.84%	0
2019	22.092192	27.371373	23.90%	0
2018	24.955468	22.092192	-11.47%	0
2017	23.529748	24.955468	6.06%	0
2016	20.012495	23.529748	17.58%	0
2015	21.413917	20.012495	-6.54%	0
2014	19.385574	21.413917	10.46%	0
2013	15.053604	19.385574	28.78%	0
2012	13.450060	15.053604	11.92%	0
2011	13.685425	13.450060	-1.72%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.771089	17.71%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	32.232649	35.657859	10.63%	0
2019	26.229438	32.232649	22.89%	0
2018	30.268889	26.229438	-13.35%	0
2017	26.729929	30.268889	13.24%	0
2016	22.719717	26.729929	17.65%	0
2015	23.834857	22.719717	-4.68%	0
2014	22.272840	23.834857	7.01%	0
2013	17.116817	22.272840	30.12%	0
2012	14.899362	17.116817	14.88%	0
2011	15.631590	14.899362	-4.68%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	29.634967	32.703035	10.35%	0
2019	24.161285	29.634967	22.65%	0
2018	27.940064	24.161285	-13.52%	0
2017	24.717092	27.940064	13.04%	0
2016	21.057192	24.717092	17.38%	0
2015	22.144729	21.057192	-4.91%	0
2014	20.739820	22.144729	6.77%	0
2013	15.967630	20.739820	29.89%	0
2012	13.922512	15.967630	14.69%	0
2011	14.626844	13.922512	-4.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.527927	19.846424	-3.32%	0
2019	16.948167	20.527927	21.12%	0
2018	19.957170	16.948167	-15.08%	0
2017	17.924226	19.957170	11.34%	0
2016	15.584364	17.924226	15.01%	0
2015	16.408460	15.584364	-5.02%	0
2014	14.337307	16.408460	14.45%	0
2013	10.804765	14.337307	32.69%	0
2012	9.496154	10.804765	13.78%	0
2011	9.940108	9.496154	-4.47%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	21.222293	29.164800	37.43%	0
2019	16.029012	21.222293	32.40%	0
2018	17.859146	16.029012	-10.25%	0
2017	14.649117	17.859146	21.91%	0
2016	13.860802	14.649117	5.69%	0
2015	14.097969	13.860802	-1.68%	0
2014	14.058299	14.097969	0.28%	0
2013	9.985588	14.058299	40.79%	0
2012	9.028626	9.985588	10.60%	0
2011	9.311514	9.028626	-3.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	25.704985	26.434796	2.84%	0
2019	22.086573	25.704985	16.38%	0
2018	27.197366	22.086573	-18.79%	0
2017	25.496555	27.197366	6.67%	0
2016	20.700245	25.496555	23.17%	0
2015	22.522410	20.700245	-8.09%	0
2014	21.518036	22.522410	4.67%	0
2013	15.670682	21.518036	37.31%	0
2012	13.303917	15.670682	17.79%	0
2011	14.329202	13.303917	-7.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	22.851879	23.455702	2.64%	0
2019	19.686316	22.851879	16.08%	0
2018	24.291397	19.686316	-18.96%	0
2017	22.837251	24.291397	6.37%	0
2016	18.588219	22.837251	22.86%	0
2015	20.282055	18.588219	-8.35%	0
2014	19.424209	20.282055	4.42%	0
2013	14.183883	19.424209	36.95%	0
2012	12.055735	14.183883	17.65%	0
2011	13.037395	12.055735	-7.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	29.400834	35.278321	19.99%	0
2019	23.925646	29.400834	22.88%	0
2018	28.005430	23.925646	-14.57%	0
2017	25.230538	28.005430	11.00%	0
2016	21.001321	25.230538	20.14%	0
2015	21.830799	21.001321	-3.80%	0
2014	22.141470	21.830799	-1.40%	0
2013	16.066770	22.141470	37.81%	0
2012	14.223938	16.066770	12.96%	0
2011	15.399368	14.223938	-7.63%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	28.814496	34.480814	19.66%	0
2019	23.503582	28.814496	22.60%	0
2018	27.574361	23.503582	-14.76%	0
2017	24.905481	27.574361	10.72%	0
2016	20.779579	24.905481	19.86%	0
2015	21.657519	20.779579	-4.05%	0
2014	22.022324	21.657519	-1.66%	0
2013	16.020779	22.022324	37.46%	0
2012	14.217175	16.020779	12.69%	0
2011	15.431936	14.217175	-7.87%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	18.866363	20.923923	10.91%	0
2019	15.060689	18.866363	25.27%	0
2018	16.213362	15.060689	-7.11%	0
2017	13.287037	16.213362	22.02%	0
2016	11.964625	13.287037	11.05%	0
2015	12.381471	11.964625	-3.37%	0
2014	11.880708	12.381471	4.21%	0
2013	8.463422	11.880708	40.38%	0
2012	7.407212	8.463422	14.26%	0
2011	8.572783	7.407212	-13.60%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	19.837840	21.993547	10.87%	0
2020	19.837840	21.993547	10.87%	0
2019	16.097482	19.837840	23.24%	0
2018	17.473564	16.097482	-7.88%	0
2017	15.061235	17.473564	16.02%	0
2016	13.984939	15.061235	7.70%	0
2015	14.346007	13.984939	-2.52%	0
2014	13.262523	14.346007	8.17%	0
2013	9.772315	13.262523	35.72%	0
2012	8.962109	9.772315	9.04%	0
2011	9.464268	8.962109	-5.31%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	19.630583	21.759355	10.84%	0
2019	15.924381	19.630583	23.27%	0
2018	17.301150	15.924381	-7.96%	0
2017	14.944742	17.301150	15.77%	0
2016	13.877142	14.944742	7.69%	0
2015	14.248936	13.877142	-2.61%	0
2014	13.183866	14.248936	8.08%	0
2013	9.729364	13.183866	35.51%	0
2012	8.931994	9.729364	8.93%	0
2011	9.440831	8.931994	-5.39%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.023462	14.777933	-7.77%	0
2019	12.559937	16.023462	27.58%	0
2018	13.387266	12.559937	-6.18%	0
2017	12.895310	13.387266	3.81%	0
2016	12.301583	12.895310	4.83%	0
2015	13.333044	12.301583	-7.74%	0
2014	10.600397	13.333044	25.78%	0
2013	10.553881	10.600397	0.44%	0
2012	9.336965	10.553881	13.03%	0
2011	8.994404	9.336965	3.81%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.214194	32.14%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020*	10.000000	13.193621	31.94%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.665504	9.720566	0.57%	0
2019	9.494846	9.665504	1.80%	0
2018	9.630625	9.494846	-1.41%	0
2017	9.693589	9.630625	-0.65%	0
2016	9.670095	9.693589	0.24%	0
2015	9.921478	9.670095	-2.53%	0
2014	10.094804	9.921478	-1.72%	0
2013	10.311022	10.094804	-2.10%	0
2012	10.184712	10.311022	1.24%	0
2011	10.279747	10.184712	-0.92%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	20.923728	32.843952	56.97%	0
2019	15.634803	20.923728	33.83%	0
2018	17.200963	15.634803	-9.11%	0
2017	13.791009	17.200963	24.73%	0
2016	13.295271	13.791009	3.73%	0
2015	13.641543	13.295271	-2.54%	0
2014	13.448209	13.641543	1.44%	0
2013	9.920609	13.448209	35.56%	0
2012	8.848477	9.920609	12.12%	0
2011	9.468588	8.848477	-6.55%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	25.791490	30.158581	16.93%	0
2019	20.948943	25.791490	23.12%	0
2018	22.724131	20.948943	-7.81%	0
2017	19.618187	22.724131	15.83%	0
2016	18.257665	19.618187	7.45%	0
2015	18.755328	18.257665	-2.65%	0
2014	17.373506	18.755328	7.95%	0
2013	12.909635	17.373506	34.58%	0
2012	11.894743	12.909635	8.53%	0
2011	12.548331	11.894743	-5.21%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.422646	11.906405	4.24%	0
2019	10.186953	11.422646	12.13%	0
2018	10.945549	10.186953	-6.93%	0
2017	10.194089	10.945549	7.37%	0
2016	9.206330	10.194089	10.73%	0
2015	9.641462	9.206330	-4.51%	0
2014*	10.000000	9.641462	-3.59%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.972718	11.875512	8.23%	0
2019	10.493637	10.972718	4.57%	0
2018	11.186687	10.493637	-6.20%	0
2017	10.328862	11.186687	8.31%	0
2016	10.262603	10.328862	0.65%	0
2015	11.304614	10.262603	-9.22%	0
2014	11.524223	11.304614	-1.91%	0
2013	12.611677	11.524223	-8.62%	0
2012	12.254916	12.611677	2.91%	0
2011	11.557154	12.254916	6.04%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.535689	10.601648	0.63%	0
2019	10.365955	10.535689	1.64%	0
2018	10.575347	10.365955	-1.98%	0
2017	10.678860	10.575347	-0.97%	0
2016	10.777766	10.678860	-0.92%	0
2015	10.997248	10.777766	-2.00%	0
2014	11.161119	10.997248	-1.47%	0
2013	11.438755	11.161119	-2.43%	0
2012	11.060744	11.438755	3.42%	0
2011	11.196028	11.060744	-1.21%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.653258	23.948260	35.66%	0
2019	13.200204	17.653258	33.73%	0
2018	13.185066	13.200204	0.11%	0
2017	10.298166	13.185066	28.03%	0
2016*	10.000000	10.298166	2.98%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	14.920392	16.357099	9.63%	0
2019	12.189867	14.920392	22.40%	0
2018	15.411523	12.189867	-20.90%	0
2017	12.448277	15.411523	23.80%	0
2016	13.047659	12.448277	-4.59%	0
2015	13.322531	13.047659	-2.06%	0
2014	14.612698	13.322531	-8.83%	0
2013	11.666379	14.612698	25.25%	0
2012	9.784909	11.666379	19.23%	0
2011	12.044430	9.784909	-18.76%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.777822	13.221780	3.47%	0
2019	10.018965	12.777822	27.54%	0
2018	11.196064	10.018965	-10.51%	0
2017*	10.000000	11.196064	11.96%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2020	23.247553	23.637035	1.68%	0
2019	19.132488	23.247553	21.51%	0
2018	24.434897	19.132488	-21.70%	0
2017	23.159913	24.434897	5.51%	0
2016	18.572951	23.159913	24.70%	0
2015	19.831512	18.572951	-6.35%	0
2014	19.604438	19.831512	1.16%	0
2013	14.358203	19.604438	36.54%	0
2012	12.496577	14.358203	14.90%	0
2011	13.411049	12.496577	-6.82%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.433756	6.314753	16.21%	0
2019	4.980887	5.433756	9.09%	0
2018	7.116309	4.980887	-30.01%	0
2017	7.422236	7.116309	-4.12%	0
2016	5.291504	7.422236	40.27%	0
2015	8.151993	5.291504	-35.09%	0
2014	10.335155	8.151993	-21.12%	0
2013	9.581217	10.335155	7.87%	0
2012*	10.000000	9.581217	-4.19%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.585428	6.506555	16.49%	0
2019	5.105140	5.585428	9.41%	0
2018	7.279077	5.105140	-29.87%	0
2017	7.570903	7.279077	-3.85%	0
2016	5.386327	7.570903	40.56%	0
2015	8.275725	5.386327	-34.91%	0
2014	10.460493	8.275725	-20.89%	0
2013	9.676483	10.460493	8.10%	0
2012*	10.000000	9.676483	-3.24%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	33.353869	51.470619	54.32%	0
2019	27.320692	33.353869	22.08%	0
2018	27.577920	27.320692	-0.93%	0
2017	22.403243	27.577920	23.10%	0
2016	21.258919	22.403243	5.38%	0
2015	22.382417	21.258919	-5.02%	0
2014	23.324001	22.382417	-4.04%	0
2013	15.874440	23.324001	46.93%	0
2012	15.047983	15.874440	5.49%	0
2011	16.127184	15.047983	-6.69%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	22.545958	22.537354	-0.04%	0
2019	18.697409	22.545958	20.58%	0
2018	20.359764	18.697409	-8.16%	0
2017	17.596920	20.359764	15.70%	0
2016	16.239803	17.596920	8.36%	0
2015	16.413493	16.239803	-1.06%	0
2014	15.395419	16.413493	6.61%	0
2013	11.725643	15.395419	31.30%	0
2012	10.252763	11.725643	14.37%	0
2011	9.908242	10.252763	3.48%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	14.419615	14.377300	-0.29%	0
2019	12.656740	14.419615	13.93%	0
2018	16.847901	12.656740	-24.88%	0
2017	13.805261	16.847901	22.04%	0
2016	14.264890	13.805261	-3.22%	0
2015	14.280299	14.264890	-0.11%	0
2014	15.650186	14.280299	-8.75%	0
2013	13.071904	15.650186	19.72%	0
2012	11.735202	13.071904	11.39%	0
2011	14.932252	11.735202	-21.41%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	27.214121	35.878507	31.84%	0
2019	20.762594	27.214121	31.07%	0
2018	20.803882	20.762594	-0.20%	0
2017	16.195092	20.803882	28.46%	0
2016	16.218850	16.195092	-0.15%	0
2015	14.998089	16.218850	8.14%	0
2014	13.505563	14.998089	11.05%	0
2013	10.105602	13.505563	33.64%	0
2012	8.921559	10.105602	13.27%	0
2011	9.454595	8.921559	-6.11%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	30.947923	31.111403	0.53%	0
2019	26.459133	30.947923	16.96%	0
2018	32.026356	26.459133	-17.38%	0
2017	29.090171	32.026356	10.09%	0
2016	23.894559	29.090171	21.74%	0
2015	25.973769	23.894559	-8.01%	0
2014	24.439754	25.973769	6.28%	0
2013	18.202601	24.439754	34.27%	0
2012	15.751626	18.202601	15.56%	0
2011	17.670113	15.751626	-10.86%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.123403	18.985691	17.75%	0
2019	14.036121	16.123403	14.87%	0
2018	15.570791	14.036121	-9.86%	0
2017	14.036520	15.570791	10.93%	0
2016	13.860649	14.036520	1.27%	0
2015	14.352496	13.860649	-3.43%	0
2014	14.434097	14.352496	-0.57%	0
2013	12.932238	14.434097	11.61%	0
2012	12.056173	12.932238	7.27%	0
2011	12.825203	12.056173	-6.00%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.460687	13.109055	5.20%	0
2019	10.657576	12.460687	16.92%	0
2018	12.959735	10.657576	-17.76%	0
2017	11.547433	12.959735	12.23%	0
2016	10.274656	11.547433	12.39%	0
2015	10.804601	10.274656	-4.90%	0
2014*	10.000000	10.804601	8.05%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	31.396743	33.885613	7.93%	0
2019	26.335375	31.396743	19.22%	0
2018	29.663249	26.335375	-11.22%	0
2017	27.050841	29.663249	9.66%	0
2016	22.054220	27.050841	22.66%	0
2015	23.147414	22.054220	-4.72%	0
2014	22.572721	23.147414	2.55%	0
2013	16.444065	22.572721	37.27%	0
2012	14.565169	16.444065	12.90%	0
2011	14.846695	14.565169	-1.90%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	27.557025	31.722929	15.12%	0
2019	21.533867	27.557025	27.97%	0
2018	23.151012	21.533867	-6.99%	0
2017	19.524974	23.151012	18.57%	0
2016	17.916426	19.524974	8.98%	0
2015	18.165301	17.916426	-1.37%	0
2014	16.417512	18.165301	10.65%	0
2013	12.747020	16.417512	28.79%	0
2012	11.290933	12.747020	12.90%	0
2011	11.360601	11.290933	-0.61%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	30.272371	34.761669	14.83%	0
2019	23.717390	30.272371	27.64%	0
2018	25.557270	23.717390	-7.20%	0
2017	21.612548	25.557270	18.25%	0
2016	19.879361	21.612548	8.72%	0
2015	20.203205	19.879361	-1.60%	0
2014	18.311049	20.203205	10.33%	0
2013	14.252041	18.311049	28.48%	0
2012	12.652843	14.252041	12.64%	0
2011	12.763138	12.652843	-0.86%	0
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	23.201180	28.097474	21.10%	0
2019	17.701677	23.201180	31.07%	0
2018	18.984562	17.701677	-6.76%	0
2017	16.872674	18.984562	12.52%	0
2016	15.669734	16.872674	7.68%	0
2015	16.593440	15.669734	-5.57%	0
2014	14.993179	16.593440	10.67%	0
2013	11.440411	14.993179	31.05%	0
2012	10.474142	11.440411	9.23%	0
2011	10.640745	10.474142	-1.57%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.370181	10.318352	-0.50%	0
2019	9.927859	10.370181	4.46%	0
2018	10.187334	9.927859	-2.55%	0
2017	10.094976	10.187334	0.91%	0
2016	9.498127	10.094976	6.28%	0
2015	9.834259	9.498127	-3.42%	0
2014*	10.000000	9.834259	-1.66%	0
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	22.318269	22.960028	2.88%	0
2019	20.046352	22.318269	11.33%	0
2018	21.282717	20.046352	-5.81%	0
2017	20.472142	21.282717	3.96%	0
2016	18.322763	20.472142	11.73%	0
2015	19.308701	18.322763	-5.11%	0
2014	19.325838	19.308701	-0.09%	0
2013	18.562095	19.325838	4.11%	0
2012	16.647761	18.562095	11.50%	0
2011	16.264198	16.647761	2.36%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.545404	10.359721	-1.76%	0
2019	9.014883	10.545404	16.98%	0
2018*	10.000000	9.014883	-9.85%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	13.895617	14.655797	5.47%	0
2019	13.015440	13.895617	6.76%	0
2018	13.423731	13.015440	-3.04%	0
2017	13.226161	13.423731	1.49%	0
2016	13.058046	13.226161	1.29%	0
2015	13.418699	13.058046	-2.69%	0
2014	13.252999	13.418699	1.25%	0
2013	13.446685	13.252999	-1.44%	0
2012	12.563785	13.446685	7.03%	0
2011	12.592297	12.563785	-0.23%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	13.434235	14.135194	5.22%	0
2019	12.614906	13.434235	6.49%	0
2018	13.035631	12.614906	-3.23%	0
2017	12.879211	13.035631	1.21%	0
2016	12.751427	12.879211	1.00%	0
2015	13.129383	12.751427	-2.88%	0
2014	13.002373	13.129383	0.98%	0
2013	13.229662	13.002373	-1.72%	0
2012	12.392138	13.229662	6.76%	0
2011	12.454612	12.392138	-0.50%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ
2020	13.975455	15.971826	14.28%	0
2019	11.680087	13.975455	19.65%	0
2018	12.981791	11.680087	-10.03%	0
2017	11.210764	12.981791	15.80%	0
2016	11.228503	11.210764	-0.16%	0
2015	11.513988	11.228503	-2.48%	0
2014	11.161371	11.513988	3.16%	0
2013	9.352425	11.161371	19.34%	0
2012	8.312965	9.352425	12.50%	0
2011	9.090858	8.312965	-8.56%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ
2020	13.287549	15.159131	14.09%	0
2019	11.119803	13.287549	19.49%	0
2018	12.376222	11.119803	-10.15%	0
2017	10.706332	12.376222	15.60%	0
2016	10.740771	10.706332	-0.32%	0
2015	11.030935	10.740771	-2.63%	0
2014	10.713048	11.030935	2.97%	0
2013	8.995148	10.713048	19.10%	0
2012	8.010837	8.995148	12.29%	0
2011	8.778770	8.010837	-8.75%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2020	15.297877	17.122582	11.93%	0
2019	13.271915	15.297877	15.27%	0
2018	14.389797	13.271915	-7.77%	0
2017	12.945418	14.389797	11.16%	0
2016	12.881966	12.945418	0.49%	0
2015	13.202181	12.881966	-2.43%	0
2014	12.805691	13.202181	3.10%	0
2013	11.362398	12.805691	12.70%	0
2012	10.361014	11.362398	9.66%	0
2011	10.914070	10.361014	-5.07%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	14.568029	16.276841	11.73%	0
2019	12.654485	14.568029	15.12%	0
2018	13.745911	12.654485	-7.94%	0
2017	12.387655	13.745911	10.96%	0
2016	12.347306	12.387655	0.33%	0
2015	12.665075	12.347306	-2.51%	0
2014	12.301841	12.665075	2.95%	0
2013	10.933603	12.301841	12.51%	0
2012	9.986906	10.933603	9.48%	0
2011	10.533821	9.986906	-5.19%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2020	19.830208	23.662813	19.33%	0
2019	16.353875	19.830208	21.26%	0
2018	17.514613	16.353875	-6.63%	0
2017	15.444069	17.514613	13.41%	0
2016	14.773398	15.444069	4.54%	0
2015	15.067995	14.773398	-1.96%	0
2014	14.030571	15.067995	7.39%	0
2013	12.035936	14.030571	16.57%	0
2012	10.733914	12.035936	12.13%	0
2011	11.435042	10.733914	-6.13%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	19.257054	22.942108	19.14%	0
2019	15.905065	19.257054	21.07%	0
2018	17.064686	15.905065	-6.80%	0
2017	15.064147	17.064686	13.28%	0
2016	14.434071	15.064147	4.37%	0
2015	14.743482	14.434071	-2.10%	0
2014	13.737415	14.743482	7.32%	0
2013	11.805842	13.737415	16.36%	0
2012	10.540830	11.805842	12.00%	0
2011	11.234876	10.540830	-6.18%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2020	18.450418	24.024137	30.21%	0
2019	14.553745	18.450418	26.77%	0
2018	15.702244	14.553745	-7.31%	0
2017	13.005218	15.702244	20.74%	0
2016	12.973350	13.005218	0.25%	0
2015	13.147101	12.973350	-1.32%	0
2014	12.154289	13.147101	8.17%	0
2013	9.003065	12.154289	35.00%	0
2012	7.527877	9.003065	19.60%	0
2011	7.929468	7.527877	-5.06%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	17.903057	23.287663	30.08%	0
2019	14.136737	17.903057	26.64%	0
2018	15.283840	14.136737	-7.51%	0
2017	12.685194	15.283840	20.49%	0
2016	12.666083	12.685194	0.15%	0
2015	12.852564	12.666083	-1.45%	0
2014	11.906199	12.852564	7.95%	0
2013	8.828030	11.906199	34.87%	0
2012	7.403157	8.828030	19.25%	0
2011	7.804760	7.403157	-5.15%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	21.111494	21.942247	3.94%	0
2019	16.997162	21.111494	24.21%	0
2018	19.024770	16.997162	-10.66%	0
2017	17.287509	19.024770	10.05%	0
2016	15.029661	17.287509	15.02%	0
2015	16.063993	15.029661	-6.44%	0
2014	15.156875	16.063993	5.98%	0
2013	12.137395	15.156875	24.88%	0
2012	10.617933	12.137395	14.31%	0
2011	10.791401	10.617933	-1.61%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	20.140074	20.911952	3.83%	0
2019	16.242845	20.140074	23.99%	0
2018	18.207703	16.242845	-10.79%	0
2017	16.567740	18.207703	9.90%	0
2016	14.427610	16.567740	14.83%	0
2015	15.444631	14.427610	-6.58%	0
2014	14.594941	15.444631	5.82%	0
2013	11.704295	14.594941	24.70%	0
2012	10.250649	11.704295	14.18%	0
2011	10.439220	10.250649	-1.81%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2020	8.686263	8.500564	-2.14%	0
2019	8.727661	8.686263	-0.47%	0
2018	8.803086	8.727661	-0.86%	0
2017	8.962646	8.803086	-1.78%	0
2016	9.168382	8.962646	-2.24%	0
2015	9.396009	9.168382	-2.42%	0
2014	9.631038	9.396009	-2.44%	0
2013	9.870062	9.631038	-2.42%	0
2012	10.104900	9.870062	-2.32%	0
2011	10.346690	10.104900	-2.34%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2020	19.080880	20.053234	5.10%	0
2019	15.052839	19.080880	26.76%	0
2018	16.973462	15.052839	-11.32%	0
2017	14.899412	16.973462	13.92%	0
2016	13.172273	14.899412	13.11%	0
2015	13.828227	13.172273	-4.74%	0
2014	12.841696	13.828227	7.68%	0
2013	9.863655	12.841696	30.19%	0
2012	8.540366	9.863655	15.49%	0
2011	8.618710	8.540366	-0.91%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	18.713141	19.640912	4.96%	0
2019	14.792528	18.713141	26.50%	0
2018	16.701556	14.792528	-11.43%	0
2017	14.680950	16.701556	13.76%	0
2016	12.994341	14.680950	12.98%	0
2015	13.667685	12.994341	-4.93%	0
2014	12.710922	13.667685	7.53%	0
2013	9.778658	12.710922	29.99%	0
2012	8.477809	9.778658	15.34%	0
2011	8.573781	8.477809	-1.12%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	17.060694	23.924311	40.23%	0
2019	13.033603	17.060694	30.90%	0
2018	13.399782	13.033603	-2.73%	0
2017	10.173965	13.399782	31.71%	0
2016	10.354892	10.173965	-1.75%	0
2015	9.915636	10.354892	4.43%	0
2014	9.141849	9.915636	8.46%	0
2013	6.880373	9.141849	32.87%	0
2012	6.157863	6.880373	11.73%	0
2011	6.303294	6.157863	-2.31%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	16.272397	22.787133	40.04%	0
2019	12.450690	16.272397	30.69%	0
2018	12.820647	12.450690	-2.89%	0
2017	9.747704	12.820647	31.52%	0
2016	9.937192	9.747704	-1.91%	0
2015	9.528860	9.937192	4.29%	0
2014	8.799124	9.528860	8.29%	0
2013	6.632312	8.799124	32.67%	0
2012	5.943253	6.632312	11.59%	0
2011	6.094185	5.943253	-2.48%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	14.474282	14.493663	0.13%	0
2019	12.911342	14.474282	12.11%	0
2018	13.731866	12.911342	-5.98%	0
2017	13.146165	13.731866	4.46%	0
2016	11.781971	13.146165	11.58%	0
2015	12.549260	11.781971	-6.11%	0
2014	12.727677	12.549260	-1.40%	0
2013	12.323452	12.727677	3.28%	0
2012	11.063160	12.323452	11.39%	0
2011	10.911920	11.063160	1.39%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	14.591093	14.578517	-0.09%	0
2019	13.032640	14.591093	11.96%	0
2018	13.864665	13.032640	-6.00%	0
2017	13.292874	13.864665	4.30%	0
2016	11.934692	13.292874	11.38%	0
2015	12.726466	11.934692	-6.22%	0
2014	12.929184	12.726466	-1.57%	0
2013	12.539341	12.929184	3.11%	0
2012	11.279159	12.539341	11.17%	0
2011	11.147498	11.279159	1.18%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2020	19.737893	22.766284	15.34%	0
2019	15.404167	19.737893	28.13%	0
2018	16.536054	15.404167	-6.84%	0
2017	13.926159	16.536054	18.74%	0
2016	12.761397	13.926159	9.13%	0
2015	12.909653	12.761397	-1.15%	0
2014	11.652541	12.909653	10.79%	0
2013	9.032609	11.652541	29.01%	0
2012	7.988551	9.032609	13.07%	0
2011	8.025137	7.988551	-0.46%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2020	16.892990	18.027345	6.71%	0
2019	15.790802	16.892990	6.98%	0
2018	16.275959	15.790802	-2.98%	0
2017	16.008533	16.275959	1.67%	0
2016	15.666632	16.008533	2.18%	0
2015	16.156307	15.666632	-3.03%	0
2014	15.650008	16.156307	3.24%	0
2013	16.333448	15.650008	-4.18%	0
2012	15.812053	16.333448	3.30%	0
2011	15.100592	15.812053	4.71%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	38.857857	44.743778	15.15%	0
2019	32.293704	38.857857	20.33%	0
2018	38.788306	32.293704	-16.74%	0
2017	32.939599	38.788306	17.76%	0
2016	30.116631	32.939599	9.37%	0
2015	31.343230	30.116631	-3.91%	0
2014	30.255770	31.343230	3.59%	0
2013	22.794794	30.255770	32.73%	0
2012	20.364722	22.794794	11.93%	0
2011	23.381138	20.364722	-12.90%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	35.166604	40.434510	14.98%	0
2019	29.267735	35.166604	20.15%	0
2018	35.208608	29.267735	-16.87%	0
2017	29.941076	35.208608	17.59%	0
2016	27.421424	29.941076	9.19%	0
2015	28.575654	27.421424	-4.04%	0
2014	27.627028	28.575654	3.43%	0
2013	20.843842	27.627028	32.54%	0
2012	18.652311	20.843842	11.75%	0
2011	21.447689	18.652311	-13.03%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	11.502785	12.959577	12.66%	0
2019	9.235737	11.502785	24.55%	0
2018	11.125105	9.235737	-16.98%	0
2017	8.765000	11.125105	26.93%	0
2016	9.469539	8.765000	-7.44%	0
2015	9.380013	9.469539	0.95%	0
2014	10.470130	9.380013	-10.41%	0
2013	8.232224	10.470130	27.18%	0
2012	7.001262	8.232224	17.58%	0
2011	8.670748	7.001262	-19.25%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	11.279657	12.690499	12.51%	0
2019	9.068881	11.279657	24.38%	0
2018	10.946262	9.068881	-17.15%	0
2017	8.631773	10.946262	26.81%	0
2016	9.340051	8.631773	-7.58%	0
2015	9.269114	9.340051	0.77%	0
2014	10.361673	9.269114	-10.54%	0
2013	8.160107	10.361673	26.98%	0
2012	6.949329	8.160107	17.42%	0
2011	8.618057	6.949329	-19.36%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2020	20.961502	21.721610	3.63%	0
2019	16.277844	20.961502	28.77%	0
2018	19.398947	16.277844	-16.09%	0
2017	17.210864	19.398947	12.71%	0
2016	15.765969	17.210864	9.16%	0
2015	16.295073	15.765969	-3.25%	0
2014	15.007598	16.295073	8.58%	0
2013	11.629013	15.007598	29.05%	0
2012	9.868841	11.629013	17.84%	0
2011	10.380925	9.868841	-4.93%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2020	20.384754	21.082484	3.42%	0
2019	15.845658	20.384754	28.65%	0
2018	18.909120	15.845658	-16.20%	0
2017	16.801304	18.909120	12.55%	0
2016	15.416863	16.801304	8.98%	0
2015	15.959425	15.416863	-3.40%	0
2014	14.724880	15.959425	8.38%	0
2013	11.419503	14.724880	28.95%	0
2012	9.711339	11.419503	17.59%	0
2011	10.228758	9.711339	-5.06%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	25.702057	27.122850	5.53%	0
2019	19.619547	25.702057	31.00%	0
2018	24.332426	19.619547	-19.37%	0
2017	20.922291	24.332426	16.30%	0
2016	19.589512	20.922291	6.80%	0
2015	20.714372	19.589512	-5.43%	0
2014	19.902686	20.714372	4.08%	0
2013	15.640486	19.902686	27.25%	0
2012	12.615271	15.640486	23.98%	0
2011	14.186916	12.615271	-11.08%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	23.639146	24.909320	5.37%	0
2019	18.070758	23.639146	30.81%	0
2018	22.457052	18.070758	-19.53%	0
2017	19.330042	22.457052	16.18%	0
2016	18.132918	19.330042	6.60%	0
2015	19.201014	18.132918	-5.56%	0
2014	18.479683	19.201014	3.90%	0
2013	14.551358	18.479683	27.00%	0
2012	11.740176	14.551358	23.94%	0
2011	13.230281	11.740176	-11.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.316264	14.515508	9.01%	0
2019	11.388903	13.316264	16.92%	0
2018	12.923609	11.388903	-11.88%	0
2017	11.830124	12.923609	9.24%	0
2016	10.714200	11.830124	10.42%	0
2015	11.710992	10.714200	-8.51%	0
2014	11.672699	11.710992	0.33%	0
2013	9.667653	11.672699	20.74%	0
2012	8.593393	9.667653	12.50%	0
2011	8.946743	8.593393	-3.95%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2020	28.226640	32.003434	13.38%	0
2019	22.329338	28.226640	26.41%	0
2018	24.058469	22.329338	-7.19%	0
2017	20.406269	24.058469	17.90%	0
2016	17.981240	20.406269	13.49%	0
2015	19.084794	17.981240	-5.78%	0
2014	17.947744	19.084794	6.34%	0
2013	14.146889	17.947744	26.87%	0
2012	12.928873	14.146889	9.42%	0
2011	12.468210	12.928873	3.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	14.537629	14.051502	-3.34%	0
2019	13.207255	14.537629	10.07%	0
2018	15.981194	13.207255	-17.36%	0
2017	13.998699	15.981194	14.16%	0
2016	13.349454	13.998699	4.86%	0
2015	14.606311	13.349454	-8.60%	0
2014	16.802623	14.606311	-13.07%	0
2013	13.972482	16.802623	20.26%	0
2012	12.078106	13.972482	15.68%	0
2011	13.825064	12.078106	-12.64%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	22.814955	31.603414	38.52%	0
2019	17.143169	22.814955	33.08%	0
2018	18.287758	17.143169	-6.26%	0
2017	14.757095	18.287758	23.93%	0
2016	14.827626	14.757095	-0.48%	0
2015	14.510781	14.827626	2.18%	0
2014	13.751884	14.510781	5.52%	0
2013	10.084066	13.751884	36.37%	0
2012	9.116548	10.084066	10.61%	0
2011	9.983026	9.116548	-8.68%	0
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	21.962930	21.191448	-3.51%	0
2019	18.020047	21.962930	21.88%	0
2018	21.082688	18.020047	-14.53%	0
2017	18.380116	21.082688	14.70%	0
2016	16.104695	18.380116	14.13%	0
2015	17.599503	16.104695	-8.49%	0
2014	16.536624	17.599503	6.43%	0
2013	12.496399	16.536624	32.33%	0
2012	10.772322	12.496399	16.00%	0
2011	11.280145	10.772322	-4.50%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	18.042484	20.038177	11.06%	0
2019	14.341595	18.042484	25.81%	0
2018	16.228748	14.341595	-11.63%	0
2017	14.698544	16.228748	10.41%	0
2016	13.664172	14.698544	7.57%	0
2015	14.865161	13.664172	-8.08%	0
2014	14.090661	14.865161	5.50%	0
2013	11.175612	14.090661	26.08%	0
2012	10.060360	11.175612	11.09%	0
2011	10.319024	10.060360	-2.51%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	17.447678	19.330036	10.79%	0
2019	13.900990	17.447678	25.51%	0
2018	15.767635	13.900990	-11.84%	0
2017	14.318638	15.767635	10.12%	0
2016	13.340589	14.318638	7.33%	0
2015	14.549059	13.340589	-8.31%	0
2014	13.829362	14.549059	5.20%	0
2013	10.995038	13.829362	25.78%	0
2012	9.921217	10.995038	10.82%	0
2011	10.199822	9.921217	-2.73%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020*	10.000000	14.583075	45.83%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.548043	45.48%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	28.676282	35.705258	24.51%	0
2019	22.305868	28.676282	28.56%	0
2018	26.341466	22.305868	-15.32%	0
2017	19.756827	26.341466	33.33%	0
2016	20.235100	19.756827	-2.36%	0
2015	19.956268	20.235100	1.40%	0
2014	19.999086	19.956268	-0.21%	0
2013	16.103668	19.999086	24.19%	0
2012	13.613974	16.103668	18.29%	0
2011	15.216899	13.613974	-10.53%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	27.351522	33.975528	24.22%	0
2019	21.329371	27.351522	28.23%	0
2018	25.250306	21.329371	-15.53%	0
2017	18.986434	25.250306	32.99%	0
2016	19.492616	18.986434	-2.60%	0
2015	19.274400	19.492616	1.13%	0
2014	19.360471	19.274400	-0.44%	0
2013	15.628238	19.360471	23.88%	0
2012	13.246383	15.628238	17.98%	0
2011	14.844345	13.246383	-10.76%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.255442	10.344362	0.87%	0
2019	9.487951	10.255442	8.09%	0
2018	10.175061	9.487951	-6.75%	0
2017	9.814274	10.175061	3.68%	0
2016	9.443150	9.814274	3.93%	0
2015	9.904227	9.443150	-4.66%	0
2014	9.872744	9.904227	0.32%	0
2013	10.134124	9.872744	-2.58%	0
2012*	10.000000	10.134124	1.34%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	16.334164	16.410644	0.47%	0
2019	15.138695	16.334164	7.90%	0
2018	16.259130	15.138695	-6.89%	0
2017	15.717535	16.259130	3.45%	0
2016	15.161321	15.717535	3.67%	0
2015	15.939343	15.161321	-4.88%	0
2014	15.942449	15.939343	-0.02%	0
2013	16.403071	15.942449	-2.81%	0
2012	14.861780	16.403071	10.37%	0
2011	15.135832	14.861780	-1.81%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	22.479320	24.941507	10.95%	0
2019	17.969449	22.479320	25.10%	0
2018	21.727257	17.969449	-17.30%	0
2017	18.147027	21.727257	19.73%	0
2016	18.732048	18.147027	-3.12%	0
2015	19.718458	18.732048	-5.00%	0
2014	20.195631	19.718458	-2.36%	0
2013	17.438582	20.195631	15.81%	0
2012	15.511318	17.438582	12.42%	0
2011	17.095625	15.511318	-9.27%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	22.965935	25.471042	10.91%	0
2019	17.870832	22.965935	28.51%	0
2018	19.936705	17.870832	-10.36%	0
2017	17.521093	19.936705	13.79%	0
2016	16.136664	17.521093	8.58%	0
2015	16.043506	16.136664	0.58%	0
2014	14.897049	16.043506	7.70%	0
2013	11.618326	14.897049	28.22%	0
2012	10.214243	11.618326	13.75%	0
2011	10.503277	10.214243	-2.75%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares - Q/NQ
2020	21.913675	23.353476	6.57%	0
2019	17.931429	21.913675	22.21%	0
2018	20.738489	17.931429	-13.54%	0
2017	18.498068	20.738489	12.11%	0
2016	16.715701	18.498068	10.66%	0
2015	17.854858	16.715701	-6.38%	0
2014	17.526204	17.854858	1.88%	0
2013	13.947302	17.526204	25.66%	0
2012	12.886706	13.947302	8.23%	0
2011	14.109676	12.886706	-8.67%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	32.277671	37.761972	16.99%	0
2019	26.162701	32.277671	23.37%	0
2018	29.911860	26.162701	-12.53%	0
2017	26.858620	29.911860	11.37%	0
2016	23.320972	26.858620	15.17%	0
2015	25.405520	23.320972	-8.21%	0
2014	23.266989	25.405520	9.19%	0
2013	16.913585	23.266989	37.56%	0
2012	14.695934	16.913585	15.09%	0
2011	15.405138	14.695934	-4.60%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	18.932173	22.094882	16.71%	0
2019	15.386550	18.932173	23.04%	0
2018	17.633725	15.386550	-12.74%	0
2017	15.867957	17.633725	11.13%	0
2016	13.822558	15.867957	14.80%	0
2015	15.089294	13.822558	-8.39%	0
2014	13.853656	15.089294	8.92%	0
2013	10.098845	13.853656	37.18%	0
2012	8.798361	10.098845	14.78%	0
2011	9.239073	8.798361	-4.77%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.337189	12.205849	18.08%	0
2019	8.281827	10.337189	24.82%	0
2018	10.554810	8.281827	-21.54%	0
2017	8.556315	10.554810	23.36%	0
2016	9.015422	8.556315	-5.09%	0
2015	8.963479	9.015422	0.58%	0
2014*	10.000000	8.963479	-10.37%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	15.912941	17.677391	11.09%	0
2019	13.395297	15.912941	18.79%	0
2018	14.523658	13.395297	-7.77%	0
2017	12.587225	14.523658	15.38%	0
2016	13.242609	12.587225	-4.95%	0
2015	14.811582	13.242609	-10.59%	0
2014	16.027608	14.811582	-7.59%	0
2013	13.130111	16.027608	22.07%	0
2012	11.294716	13.130111	16.25%	0
2011	12.476976	11.294716	-9.48%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.839332	9.475783	-3.69%	0
2019	8.537568	9.839332	15.25%	0
2018	10.747821	8.537568	-20.56%	0
2017	8.618564	10.747821	24.71%	0
2016	7.314386	8.618564	17.83%	0
2015	9.379441	7.314386	-22.02%	0
2014*	10.000000	9.379441	-6.21%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	20.598626	27.352149	32.79%	0
2019	15.270511	20.598626	34.89%	0
2018	15.508408	15.270511	-1.53%	0
2017	12.548901	15.508408	23.58%	0
2016	12.295642	12.548901	2.06%	0
2015	12.069492	12.295642	1.87%	0
2014	11.397209	12.069492	5.90%	0
2013	8.514441	11.397209	33.86%	0
2012	7.497456	8.514441	13.56%	0
2011	8.190322	7.497456	-8.46%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	28.473344	40.438090	42.02%	0
2019	20.660571	28.473344	37.81%	0
2018	21.552720	20.660571	-4.14%	0
2017	17.487460	21.552720	23.25%	0
2016	16.475761	17.487460	6.14%	0
2015	17.259994	16.475761	-4.54%	0
2014	19.127149	17.259994	-9.76%	0
2013	13.884283	19.127149	37.76%	0
2012	11.773421	13.884283	17.93%	0
2011	13.483637	11.773421	-12.68%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	26.616904	26.800803	0.69%	0
2019	21.068758	26.616904	26.33%	0
2018	24.096774	21.068758	-12.57%	0
2017	21.048475	24.096774	14.48%	0
2016	18.963226	21.048475	11.00%	0
2015	19.622782	18.963226	-3.36%	0
2014	18.253314	19.622782	7.50%	0
2013	13.799428	18.253314	32.28%	0
2012	12.207887	13.799428	13.04%	0
2011	12.572517	12.207887	-2.90%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	19.918923	23.357287	17.26%	0
2019	16.250365	19.918923	22.58%	0
2018	18.455677	16.250365	-11.95%	0
2017	14.917023	18.455677	23.72%	0
2016	14.724939	14.917023	1.30%	0
2015	14.197421	14.724939	3.72%	0
2014	14.390984	14.197421	-1.35%	0
2013	11.558137	14.390984	24.51%	0
2012	10.220762	11.558137	13.08%	0
2011	10.666554	10.220762	-4.18%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.637463	19.832742	19.21%	0
2019	12.218548	16.637463	36.17%	0
2018	12.455498	12.218548	-1.90%	0
2017	9.966561	12.455498	24.97%	0
2016	9.652297	9.966561	3.26%	0
2015*	10.000000	9.652297	-3.48%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	12.499497	13.113665	4.91%	0
2019	11.584231	12.499497	7.90%	0
2018	11.985950	11.584231	-3.35%	0
2017	11.602207	11.985950	3.31%	0
2016	11.234433	11.602207	3.27%	0
2015	11.613262	11.234433	-3.26%	0
2014	11.067597	11.613262	4.93%	0
2013	11.411780	11.067597	-3.02%	0
2012	10.714135	11.411780	6.51%	0
2011	10.419454	10.714135	2.83%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	11.924477	17.536822	47.07%	0
2019	9.202116	11.924477	29.58%	0
2018	11.322049	9.202116	-18.72%	0
2017	9.244724	11.322049	22.47%	0
2016	9.716444	9.244724	-4.85%	0
2015	10.026157	9.716444	-3.09%	0
2014	10.418884	10.026157	-3.77%	0
2013	8.821203	10.418884	18.11%	0
2012	7.828271	8.821203	12.68%	0
2011	8.879061	7.828271	-11.83%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.138504	18.724452	9.25%	0
2019	14.545869	17.138504	17.82%	0
2018	15.694762	14.545869	-7.32%	0
2017	13.893499	15.694762	12.96%	0
2016	13.065573	13.893499	6.34%	0
2015	13.263205	13.065573	-1.49%	0
2014	12.950052	13.263205	2.42%	0
2013	10.767889	12.950052	20.27%	0
2012	9.539637	10.767889	12.88%	0
2011	9.688680	9.539637	-1.54%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.715242	11.415035	6.53%	0
2019	10.078923	10.715242	6.31%	0
2018	10.445592	10.078923	-3.51%	0
2017	10.374025	10.445592	0.69%	0
2016	10.359274	10.374025	0.14%	0
2015	10.644051	10.359274	-2.68%	0
2014	10.393909	10.644051	2.41%	0
2013	10.936450	10.393909	-4.96%	0
2012	10.681302	10.936450	2.39%	0
2011	10.356028	10.681302	3.14%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	21.148836	26.805682	26.75%	0
2019	16.085508	21.148836	31.48%	0
2018	18.207557	16.085508	-11.65%	0
2017	14.250372	18.207557	27.77%	0
2016	14.579956	14.250372	-2.26%	0
2015	14.028293	14.579956	3.93%	0
2014	14.121426	14.028293	-0.66%	0
2013	11.252912	14.121426	25.49%	0
2012	9.449129	11.252912	19.09%	0
2011	10.680333	9.449129	-11.53%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	22.751825	33.624518	47.79%	0
2019	17.901490	22.751825	27.09%	0
2018	18.474978	17.901490	-3.10%	0
2017	14.818361	18.474978	24.68%	0
2016	13.927124	14.818361	6.40%	0
2015	13.414728	13.927124	3.82%	0
2014	12.725135	13.414728	5.42%	0
2013	10.064440	12.725135	26.44%	0
2012	8.788420	10.064440	14.52%	0
2011	9.451825	8.788420	-7.02%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	18.321049	20.209529	10.31%	0
2019	14.945153	18.321049	22.59%	0
2018	15.664982	14.945153	-4.60%	0
2017	13.169468	15.664982	18.95%	0
2016	12.151930	13.169468	8.37%	0
2015	12.323246	12.151930	-1.39%	0
2014	11.460607	12.323246	7.53%	0
2013	8.835394	11.460607	29.71%	0
2012	7.737544	8.835394	14.19%	0
2011	8.112854	7.737544	-4.63%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	19.866784	21.328298	7.36%	0
2019	15.784631	19.866784	25.86%	0
2018	16.228401	15.784631	-2.73%	0
2017	13.833984	16.228401	17.31%	0
2016	12.756993	13.833984	8.44%	0
2015	12.991423	12.756993	-1.80%	0
2014	11.910322	12.991423	9.08%	0
2013	9.335036	11.910322	27.59%	0
2012	8.406033	9.335036	11.05%	0
2011	8.584254	8.406033	-2.08%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	14.804903	16.256075	9.80%	0
2019	12.243177	14.804903	20.92%	0
2018	14.063761	12.243177	-12.95%	0
2017	12.033399	14.063761	16.87%	0
2016	11.382749	12.033399	5.72%	0
2015	11.876986	11.382749	-4.16%	0
2014	11.651350	11.876986	1.94%	0
2013	9.224797	11.651350	26.30%	0
2012	8.141835	9.224797	13.30%	0
2011	8.914580	8.141835	-8.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.286304	14.215436	6.99%	0
2019	11.723224	13.286304	13.33%	0
2018	12.818422	11.723224	-8.54%	0
2017	11.726216	12.818422	9.31%	0
2016	11.327949	11.726216	3.52%	0
2015	11.736821	11.327949	-3.48%	0
2014	11.535855	11.736821	1.74%	0
2013	10.313805	11.535855	11.85%	0
2012	9.520408	10.313805	8.33%	0
2011	9.892056	9.520408	-3.76%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.308494	15.558514	8.74%	0
2019	12.198737	14.308494	17.29%	0
2018	13.618144	12.198737	-10.42%	0
2017	12.053919	13.618144	12.98%	0
2016	11.512865	12.053919	4.70%	0
2015	11.960975	11.512865	-3.75%	0
2014	11.711257	11.960975	2.13%	0
2013	9.901625	11.711257	18.28%	0
2012	8.932272	9.901625	10.85%	0
2011	9.483120	8.932272	-5.81%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.636379	12.213214	4.96%	0
2019	10.778474	11.636379	7.96%	0
2018	11.346297	10.778474	-5.00%	0
2017	10.935137	11.346297	3.76%	0
2016	10.714739	10.935137	2.06%	0
2015	11.065063	10.714739	-3.17%	0
2014	10.976728	11.065063	0.80%	0
2013	10.723441	10.976728	2.36%	0
2012	10.226565	10.723441	4.86%	0
2011	10.336939	10.226565	-1.07%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	13.842412	14.946761	7.98%	0
2019	12.010729	13.842412	15.25%	0
2018	13.253357	12.010729	-9.38%	0
2017	11.920076	13.253357	11.19%	0
2016	11.447166	11.920076	4.13%	0
2015	11.861117	11.447166	-3.49%	0
2014	11.627625	11.861117	2.01%	0
2013	10.118089	11.627625	14.92%	0
2012	9.230927	10.118089	9.61%	0
2011	9.688277	9.230927	-4.72%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.543682	15.926780	9.51%	0
2019	12.197312	14.543682	19.24%	0
2018	13.818734	12.197312	-11.73%	0
2017	11.996942	13.818734	15.19%	0
2016	11.429734	11.996942	4.96%	0
2015	11.896201	11.429734	-3.92%	0
2014	11.662954	11.896201	2.00%	0
2013	9.620270	11.662954	21.23%	0
2012	8.607021	9.620270	11.77%	0
2011	9.255130	8.607021	-7.00%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.820036	13.638411	6.38%	0
2019	11.497638	12.820036	11.50%	0
2018	12.377643	11.497638	-7.11%	0
2017	11.546192	12.377643	7.20%	0
2016	11.165663	11.546192	3.41%	0
2015	11.569351	11.165663	-3.49%	0
2014	11.394765	11.569351	1.53%	0
2013	10.500768	11.394765	8.51%	0
2012	9.782581	10.500768	7.34%	0
2011	10.054916	9.782581	-2.71%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	13.896236	14.257953	2.60%	0
2019	12.663940	13.896236	9.73%	0
2018	15.400157	12.663940	-17.77%	0
2017	12.863370	15.400157	19.72%	0
2016	13.040158	12.863370	-1.36%	0
2015	13.910722	13.040158	-6.26%	0
2014	15.525035	13.910722	-10.40%	0
2013	13.251925	15.525035	17.15%	0
2012	11.362488	13.251925	16.63%	0
2011	13.300288	11.362488	-14.57%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.721475	17.21%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.721980	17.22%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	12.158158	12.691971	4.39%	0
2019	11.440344	12.158158	6.27%	0
2018	11.778665	11.440344	-2.87%	0
2017	11.565148	11.778665	1.85%	0
2016	11.253178	11.565148	2.77%	0
2015	11.619507	11.253178	-3.15%	0
2014	11.338156	11.619507	2.48%	0
2013	11.849451	11.338156	-4.31%	0
2012	11.273640	11.849451	5.11%	0
2011	10.841014	11.273640	3.99%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.796823	12.287168	4.16%	0
2019	11.125444	11.796823	6.03%	0
2018	11.485440	11.125444	-3.13%	0
2017	11.300759	11.485440	1.63%	0
2016	11.031618	11.300759	2.44%	0
2015	11.409145	11.031618	-3.31%	0
2014	11.172906	11.409145	2.11%	0
2013	11.702639	11.172906	-4.53%	0
2012	11.162036	11.702639	4.84%	0
2011	10.769716	11.162036	3.64%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.582396	13.383762	6.37%	0
2019	11.769271	12.582396	6.91%	0
2018	12.244486	11.769271	-3.88%	0
2017	12.095528	12.244486	1.23%	0
2016	11.998203	12.095528	0.81%	0
2015	12.363510	11.998203	-2.95%	0
2014	12.084111	12.363510	2.31%	0
2013	12.646743	12.084111	-4.45%	0
2012	12.103623	12.646743	4.49%	0
2011	11.699233	12.103623	3.46%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	23.781057	26.213504	10.23%	0
2019	19.873851	23.781057	19.66%	0
2018	24.744934	19.873851	-19.69%	0
2017	17.960474	24.744934	37.77%	0
2016	17.129204	17.960474	4.85%	0
2015	20.962628	17.129204	-18.29%	0
2014	22.795563	20.962628	-8.04%	0
2013	23.268350	22.795563	-2.03%	0
2012	20.389781	23.268350	14.12%	0
2011	27.003258	20.389781	-24.49%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.396576	11.786102	3.42%	0
2020	11.396576	11.786102	3.42%	0
2019	10.181874	11.396576	11.93%	0
2018	10.761781	10.181874	-5.39%	0
2017	10.333081	10.761781	4.15%	0
2016	9.278362	10.333081	11.37%	0
2015	9.766069	9.278362	-4.99%	0
2014*	10.000000	9.766069	-2.34%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	11.890988	12.305283	3.48%	0
2019	11.470381	11.890988	3.67%	0
2018	11.765709	11.470381	-2.51%	0
2017	11.814135	11.765709	-0.41%	0
2016	12.020871	11.814135	-1.72%	0
2015	12.336220	12.020871	-2.56%	0
2014	12.093473	12.336220	2.01%	0
2013	12.921277	12.093473	-6.41%	0
2012	12.853694	12.921277	0.53%	0
2011	12.284329	12.853694	4.63%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	7.825606	7.652461	-2.21%	0
2019	7.881728	7.825606	-0.71%	0
2018	7.969938	7.881728	-1.11%	0
2017	8.135265	7.969938	-2.03%	0
2016	8.338379	8.135265	-2.44%	0
2015	8.547799	8.338379	-2.45%	0
2014	8.762477	8.547799	-2.45%	0
2013	8.982551	8.762477	-2.45%	0
2012	9.208775	8.982551	-2.46%	0
2011	9.439408	9.208775	-2.44%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.154862	9.616876	5.05%	0
2019	7.892097	9.154862	16.00%	0
2018	9.497359	7.892097	-16.90%	0
2017	7.660928	9.497359	23.97%	0
2016	7.803352	7.660928	-1.83%	0
2015	8.265612	7.803352	-5.59%	0
2014	8.534667	8.265612	-3.15%	0
2013	7.441930	8.534667	14.68%	0
2012	6.621084	7.441930	12.40%	0
2011	7.541235	6.621084	-12.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	21.460230	23.617556	10.05%	0
2019	17.779650	21.460230	20.70%	0
2018	19.999811	17.779650	-11.10%	0
2017	17.310329	19.999811	15.54%	0
2016	16.209173	17.310329	6.79%	0
2015	16.783835	16.209173	-3.42%	0
2014	16.388363	16.783835	2.41%	0
2013	13.202440	16.388363	24.13%	0
2012	11.677646	13.202440	13.06%	0
2011	12.460251	11.677646	-6.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.622414	17.740459	6.73%	0
2019	14.773414	16.622414	12.52%	0
2018	15.918548	14.773414	-7.19%	0
2017	14.682845	15.918548	8.42%	0
2016	14.158225	14.682845	3.71%	0
2015	14.539078	14.158225	-2.62%	0
2014	14.250793	14.539078	2.02%	0
2013	12.879669	14.250793	10.65%	0
2012	12.070926	12.879669	6.70%	0
2011	12.264902	12.070926	-1.58%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.249512	22.048601	8.88%	0
2019	17.306928	20.249512	17.00%	0
2018	18.971726	17.306928	-8.78%	0
2017	16.938406	18.971726	12.00%	0
2016	16.115373	16.938406	5.11%	0
2015	16.608483	16.115373	-2.97%	0
2014	16.182203	16.608483	2.63%	0
2013	13.882209	16.182203	16.57%	0
2012	12.678546	13.882209	9.49%	0
2011	13.119072	12.678546	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	12.792300	13.316895	4.10%	0
2019	11.972250	12.792300	6.85%	0
2018	12.500048	11.972250	-4.22%	0
2017	12.124121	12.500048	3.10%	0
2016	11.919551	12.124121	1.72%	0
2015	12.186655	11.919551	-2.19%	0
2014	12.024906	12.186655	1.35%	0
2013	11.758762	12.024906	2.26%	0
2012	11.461610	11.758762	2.59%	0
2011	11.414228	11.461610	0.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	17.711288	19.064692	7.64%	0
2019	15.419805	17.711288	14.86%	0
2018	16.761368	15.419805	-8.00%	0
2017	15.214338	16.761368	10.17%	0
2016	14.555655	15.214338	4.53%	0
2015	14.971351	14.555655	-2.78%	0
2014	14.591356	14.971351	2.60%	0
2013	12.825218	14.591356	13.77%	0
2012	11.865209	12.825218	8.09%	0
2011	12.167480	11.865209	-2.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	20.146916	22.076370	9.58%	0
2020	20.146916	22.076370	9.58%	0
2019	16.952438	20.146916	18.84%	0
2018	18.836119	16.952438	-10.00%	0
2017	16.547772	18.836119	13.83%	0
2016	15.636014	16.547772	5.83%	0
2015	16.146608	15.636014	-3.16%	0
2014	15.770397	16.146608	2.39%	0
2013	13.210206	15.770397	19.38%	0
2012	11.904636	13.210206	10.97%	0
2011	12.468171	11.904636	-4.52%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	15.381751	16.288256	5.89%	0
2019	13.894602	15.381751	10.70%	0
2018	14.797798	13.894602	-6.10%	0
2017	13.889002	14.797798	6.54%	0
2016	13.468709	13.889002	3.12%	0
2015	13.811222	13.468709	-2.48%	0
2014	13.517440	13.811222	2.17%	0
2013	12.540748	13.517440	7.79%	0
2012	11.899742	12.540748	5.39%	0
2011	11.951418	11.899742	-0.43%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	20.329155	25.764054	26.73%	0
2019	16.003584	20.329155	27.03%	0
2018	16.976708	16.003584	-5.73%	0
2017	13.398351	16.976708	26.71%	0
2016	13.465922	13.398351	-0.50%	0
2015	13.385223	13.465922	0.60%	0
2014	12.457182	13.385223	7.45%	0
2013	9.500417	12.457182	31.12%	0
2012	8.386027	9.500417	13.29%	0
2011	8.883372	8.386027	-5.60%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	35.458188	41.126252	15.99%	0
2019	26.412996	35.458188	34.25%	0
2018	27.429374	26.412996	-3.71%	0
2017	22.084171	27.429374	24.20%	0
2016	21.843792	22.084171	1.10%	0
2015	21.307226	21.843792	2.52%	0
2014	20.075735	21.307226	6.13%	0
2013	15.054271	20.075735	33.36%	0
2012	13.003427	15.054271	15.77%	0
2011	13.633880	13.003427	-4.62%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	34.524384	39.918752	15.62%	0
2019	25.770427	34.524384	33.97%	0
2018	26.834890	25.770427	-3.97%	0
2017	21.647082	26.834890	23.97%	0
2016	21.475291	21.647082	0.80%	0
2015	21.001836	21.475291	2.25%	0
2014	19.831292	21.001836	5.90%	0
2013	14.916545	19.831292	32.95%	0
2012	12.913148	14.916545	15.51%	0
2011	13.575509	12.913148	-4.88%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	26.634268	26.343620	-1.09%	0
2019	21.552319	26.634268	23.58%	0
2018	24.408397	21.552319	-11.70%	0
2017	23.072730	24.408397	5.79%	0
2016	19.673937	23.072730	17.28%	0
2015	21.105626	19.673937	-6.78%	0
2014	19.155436	21.105626	10.18%	0
2013	14.912983	19.155436	28.45%	0
2012	13.358640	14.912983	11.64%	0
2011	13.627181	13.358640	-1.97%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.761971	17.62%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	30.814581	34.001979	10.34%	0
2019	25.139723	30.814581	22.57%	0
2018	29.086187	25.139723	-13.57%	0
2017	25.751111	29.086187	12.95%	0
2016	21.943666	25.751111	17.35%	0
2015	23.079713	21.943666	-4.92%	0
2014	21.622462	23.079713	6.74%	0
2013	16.659551	21.622462	29.79%	0
2012	14.538577	16.659551	14.59%	0
2011	15.292106	14.538577	-4.93%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	28.324655	31.177158	10.07%	0
2019	23.152179	28.324655	22.34%	0
2018	26.842197	23.152179	-13.75%	0
2017	23.806520	26.842197	12.75%	0
2016	20.333262	23.806520	17.08%	0
2015	21.438219	20.333262	-5.15%	0
2014	20.129592	21.438219	6.50%	0
2013	15.537496	20.129592	29.55%	0
2012	13.582262	15.537496	14.40%	0
2011	14.305892	13.582262	-5.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	19.923982	19.213275	-3.57%	0
2019	16.491681	19.923982	20.81%	0
2018	19.469720	16.491681	-15.30%	0
2017	17.531085	19.469720	11.06%	0
2016	15.281478	17.531085	14.72%	0
2015	16.130810	15.281478	-5.27%	0
2014	14.130800	16.130810	14.15%	0
2013	10.676407	14.130800	32.36%	0
2012	9.407443	10.676407	13.49%	0
2011	9.872439	9.407443	-4.71%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	20.273027	27.789122	37.07%	0
2019	15.351281	20.273027	32.06%	0
2018	17.148173	15.351281	-10.48%	0
2017	14.101853	17.148173	21.60%	0
2016	13.377086	14.101853	5.42%	0
2015	13.640849	13.377086	-1.93%	0
2014	13.637332	13.640849	0.03%	0
2013	9.711372	13.637332	40.43%	0
2012	8.803247	9.711372	10.32%	0
2011	9.102300	8.803247	-3.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	24.574146	25.207253	2.58%	0
2019	21.169027	24.574146	16.09%	0
2018	26.134742	21.169027	-19.00%	0
2017	24.562970	26.134742	6.40%	0
2016	19.993215	24.562970	22.86%	0
2015	21.808922	19.993215	-8.33%	0
2014	20.889758	21.808922	4.40%	0
2013	15.252078	20.889758	36.96%	0
2012	12.981787	15.252078	17.49%	0
2011	14.018024	12.981787	-7.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	21.841331	22.361151	2.38%	0
2019	18.863976	21.841331	15.78%	0
2018	23.336741	18.863976	-19.17%	0
2017	21.995800	23.336741	6.10%	0
2016	17.949068	21.995800	22.55%	0
2015	19.634868	17.949068	-8.59%	0
2014	18.852584	19.634868	4.15%	0
2013	13.801726	18.852584	36.60%	0
2012	11.761039	13.801726	17.35%	0
2011	12.751246	11.761039	-7.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	28.107337	33.640074	19.68%	0
2019	22.931637	28.107337	22.57%	0
2018	26.911175	22.931637	-14.79%	0
2017	24.306653	26.911175	10.72%	0
2016	20.283984	24.306653	19.83%	0
2015	21.139170	20.283984	-4.05%	0
2014	21.494946	21.139170	-1.66%	0
2013	15.637560	21.494946	37.46%	0
2012	13.879512	15.637560	12.67%	0
2011	15.064928	13.879512	-7.87%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	27.525668	32.854371	19.36%	0
2019	22.509833	27.525668	22.28%	0
2018	26.476621	22.509833	-14.98%	0
2017	23.975082	26.476621	10.43%	0
2016	20.054407	23.975082	19.55%	0
2015	20.955288	20.054407	-4.30%	0
2014	21.362901	20.955288	-1.91%	0
2013	15.580856	21.362901	37.11%	0
2012	13.862296	15.580856	12.40%	0
2011	15.085214	13.862296	-8.11%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	18.311207	20.256316	10.62%	0
2019	14.654971	18.311207	24.95%	0
2018	15.817286	14.654971	-7.35%	0
2017	12.995551	15.817286	21.71%	0
2016	11.732050	12.995551	10.77%	0
2015	12.171916	11.732050	-3.61%	0
2014	11.709573	12.171916	3.95%	0
2013	8.362865	11.709573	40.02%	0
2012	7.337996	8.362865	13.97%	0
2011	8.514414	7.337996	-13.82%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	19.254221	21.291939	10.58%	0
2020	19.254221	21.291939	10.58%	0
2019	15.663928	19.254221	22.92%	0
2018	17.046805	15.663928	-8.11%	0
2017	14.730914	17.046805	15.72%	0
2016	13.713170	14.730914	7.42%	0
2015	14.103272	13.713170	-2.77%	0
2014	13.071520	14.103272	7.89%	0
2013	9.656239	13.071520	35.37%	0
2012	8.878406	9.656239	8.76%	0
2011	9.399853	8.878406	-5.55%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	19.053073	21.065230	10.56%	0
2019	15.495501	19.053073	22.96%	0
2018	16.878589	15.495501	-8.19%	0
2017	14.616977	16.878589	15.47%	0
2016	13.607478	14.616977	7.42%	0
2015	14.007851	13.607478	-2.86%	0
2014	12.994018	14.007851	7.80%	0
2013	9.613812	12.994018	35.16%	0
2012	8.848570	9.613812	8.65%	0
2011	9.376582	8.848570	-5.63%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	15.551935	14.306349	-8.01%	0
2019	12.221553	15.551935	27.25%	0
2018	13.060179	12.221553	-6.42%	0
2017	12.612378	13.060179	3.55%	0
2016	12.062398	12.612378	4.56%	0
2015	13.107320	12.062398	-7.97%	0
2014	10.447617	13.107320	25.46%	0
2013	10.428437	10.447617	0.18%	0
2012	9.249663	10.428437	12.74%	0
2011	8.933092	9.249663	3.54%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.191724	31.92%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020*	10.000000	13.171183	31.71%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.381164	9.410488	0.31%	0
2019	9.239138	9.381164	1.54%	0
2018	9.395416	9.239138	-1.66%	0
2017	9.481006	9.395416	-0.90%	0
2016	9.482200	9.481006	-0.01%	0
2015	9.753627	9.482200	-2.78%	0
2014	9.949451	9.753627	-1.97%	0
2013	10.188609	9.949451	-2.35%	0
2012	10.089646	10.188609	0.98%	0
2011	10.209834	10.089646	-1.18%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	20.308042	31.796115	56.57%	0
2019	15.213627	20.308042	33.49%	0
2018	16.780775	15.213627	-9.34%	0
2017	13.488491	16.780775	24.41%	0
2016	13.036848	13.488491	3.46%	0
2015	13.410681	13.036848	-2.79%	0
2014	13.254513	13.410681	1.18%	0
2013	9.802758	13.254513	35.21%	0
2012	8.765824	9.802758	11.83%	0
2011	9.404150	8.765824	-6.79%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	24.777990	28.899415	16.63%	0
2019	20.177300	24.777990	22.80%	0
2018	21.943536	20.177300	-8.05%	0
2017	18.992667	21.943536	15.54%	0
2016	17.720700	18.992667	7.18%	0
2015	18.250383	17.720700	-2.90%	0
2014	16.949086	18.250383	7.68%	0
2013	12.626517	16.949086	34.23%	0
2012	11.663767	12.626517	8.25%	0
2011	12.336150	11.663767	-5.45%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.258043	11.704825	3.97%	0
2019	10.065888	11.258043	11.84%	0
2018	10.843333	10.065888	-7.17%	0
2017	10.124692	10.843333	7.10%	0
2016	9.167019	10.124692	10.45%	0
2015	9.624908	9.167019	-4.76%	0
2014*	10.000000	9.624908	-3.75%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.677176	11.526109	7.95%	0
2019	10.237163	10.677176	4.30%	0
2018	10.941392	10.237163	-6.44%	0
2017	10.128199	10.941392	8.03%	0
2016	10.088938	10.128199	0.39%	0
2015	11.141787	10.088938	-9.45%	0
2014	11.387349	11.141787	-2.16%	0
2013	12.493819	11.387349	-8.86%	0
2012	12.171589	12.493819	2.65%	0
2011	11.507907	12.171589	5.77%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.251873	10.289684	0.37%	0
2019	10.112555	10.251873	1.38%	0
2018	10.343422	10.112555	-2.23%	0
2017	10.471356	10.343422	-1.22%	0
2016	10.595351	10.471356	-1.17%	0
2015	10.838833	10.595351	-2.25%	0
2014	11.028531	10.838833	-1.72%	0
2013	11.331841	11.028531	-2.68%	0
2012	10.985525	11.331841	3.15%	0
2011	11.148319	10.985525	-1.46%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.497564	23.676422	35.31%	0
2019	13.117299	17.497564	33.39%	0
2018	13.136034	13.117299	-0.14%	0
2017	10.286075	13.136034	27.71%	0
2016*	10.000000	10.286075	2.86%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	14.263855	15.597361	9.35%	0
2019	11.683337	14.263855	22.09%	0
2018	14.809234	11.683337	-21.11%	0
2017	11.992348	14.809234	23.49%	0
2016	12.601903	11.992348	-4.84%	0
2015	12.900375	12.601903	-2.31%	0
2014	14.185944	12.900375	-9.06%	0
2013	11.354676	14.185944	24.93%	0
2012	9.547927	11.354676	18.92%	0
2011	11.782846	9.547927	-18.97%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.690852	13.098203	3.21%	0
2019	9.976259	12.690852	27.21%	0
2018	11.177096	9.976259	-10.74%	0
2017*	10.000000	11.177096	11.77%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2020	22.224769	22.539333	1.42%	0
2019	18.337602	22.224769	21.20%	0
2018	23.480146	18.337602	-21.90%	0
2017	22.311852	23.480146	5.24%	0
2016	17.938558	22.311852	24.38%	0
2015	19.203235	17.938558	-6.59%	0
2014	19.032027	19.203235	0.90%	0
2013	13.974652	19.032027	36.19%	0
2012	12.193993	13.974652	14.60%	0
2011	13.119815	12.193993	-7.06%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.328077	6.176103	15.92%	0
2019	4.896526	5.328077	8.81%	0
2018	7.013833	4.896526	-30.19%	0
2017	7.334061	7.013833	-4.37%	0
2016	5.241990	7.334061	39.91%	0
2015	8.096473	5.241990	-35.26%	0
2014	10.291136	8.096473	-21.33%	0
2013	9.564874	10.291136	7.59%	0
2012*	10.000000	9.564874	-4.35%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.476773	6.363667	16.19%	0
2019	5.018654	5.476773	9.13%	0
2018	7.174237	5.018654	-30.05%	0
2017	7.480919	7.174237	-4.10%	0
2016	5.335903	7.480919	40.20%	0
2015	8.219320	5.335903	-35.08%	0
2014	10.415881	8.219320	-21.09%	0
2013	9.659912	10.415881	7.83%	0
2012*	10.000000	9.659912	-3.40%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	32.455554	49.956535	53.92%	0
2019	26.653003	32.455554	21.77%	0
2018	26.973336	26.653003	-1.19%	0
2017	21.968077	26.973336	22.78%	0
2016	20.899259	21.968077	5.11%	0
2015	22.060168	20.899259	-5.26%	0
2014	23.047148	22.060168	-4.28%	0
2013	15.726154	23.047148	46.55%	0
2012	14.945721	15.726154	5.22%	0
2011	16.058572	14.945721	-6.93%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	19.512803	19.265357	-1.27%	0
2019	16.383484	19.512803	19.10%	0
2018	18.063650	16.383484	-9.30%	0
2017	15.806157	18.063650	14.28%	0
2016	14.768283	15.806157	7.03%	0
2015	15.112149	14.768283	-2.28%	0
2014	14.351333	15.112149	5.30%	0
2013	11.066448	14.351333	29.68%	0
2012	9.797160	11.066448	12.96%	0
2011	9.585617	9.797160	2.21%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	10.097657	9.944140	-1.52%	0
2019	8.973547	10.097657	12.53%	0
2018	12.094859	8.973547	-25.81%	0
2017	10.033584	12.094859	20.54%	0
2016	10.496406	10.033584	-4.41%	0
2015	10.638674	10.496406	-1.34%	0
2014	11.804525	10.638674	-9.88%	0
2013	9.982517	11.804525	18.25%	0
2012	9.073593	9.982517	10.02%	0
2011	11.689316	9.073593	-22.38%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B - Q/NQ
2020	26.405735	34.384791	30.22%	0
2019	20.396702	26.405735	29.46%	0
2018	20.693326	20.396702	-1.43%	0
2017	16.308889	20.693326	26.88%	0
2016	16.535677	16.308889	-1.37%	0
2015	15.481463	16.535677	6.81%	0
2014	14.114423	15.481463	9.69%	0
2013	10.692614	14.114423	32.00%	0
2012	9.557599	10.692614	11.88%	0
2011	10.254553	9.557599	-7.26%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	23.383324	23.217616	-0.71%	0
2019	20.240686	23.383324	15.53%	0
2018	24.806682	20.240686	-18.41%	0
2017	22.812132	24.806682	8.74%	0
2016	18.970449	22.812132	20.25%	0
2015	20.878126	18.970449	-9.14%	0
2014	19.889776	20.878126	4.97%	0
2013	14.998153	19.889776	32.61%	0
2012	13.140681	14.998153	14.14%	0
2011	14.924531	13.140681	-11.95%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	14.129073	16.432774	16.30%	0
2019	12.453128	14.129073	13.46%	0
2018	13.987817	12.453128	-10.97%	0
2017	12.766068	13.987817	9.57%	0
2016	12.762681	12.766068	0.03%	0
2015	13.380220	12.762681	-4.62%	0
2014	13.623919	13.380220	-1.79%	0
2013	12.358348	13.623919	10.24%	0
2012	11.664995	12.358348	5.94%	0
2011	12.563323	11.664995	-7.15%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	11.616335	12.070412	3.91%	0
2019	10.059167	11.616335	15.48%	0
2018	12.385412	10.059167	-18.78%	0
2017	11.172680	12.385412	10.85%	0
2016	10.064632	11.172680	11.01%	0
2015	10.715601	10.064632	-6.07%	0
2014*	10.000000	10.715601	7.16%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	26.049154	27.768357	6.60%	0
2019	22.121926	26.049154	17.75%	0
2018	25.229695	22.121926	-12.32%	0
2017	23.293428	25.229695	8.31%	0
2016	19.226573	23.293428	21.15%	0
2015	20.431004	19.226573	-5.90%	0
2014	20.171917	20.431004	1.28%	0
2013	14.877923	20.171917	35.58%	0
2012	13.342436	14.877923	11.51%	0
2011	13.769400	13.342436	-3.10%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	23.332361	26.529280	13.70%	0
2019	18.459595	23.332361	26.40%	0
2018	20.094556	18.459595	-8.14%	0
2017	17.157550	20.094556	17.12%	0
2016	15.939528	17.157550	7.64%	0
2015	16.362235	15.939528	-2.58%	0
2014	14.972083	16.362235	9.28%	0
2013	11.769422	14.972083	27.21%	0
2012	10.555139	11.769422	11.50%	0
2011	10.752259	10.555139	-1.83%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	22.397618	25.402809	13.42%	0
2019	17.766261	22.397618	26.07%	0
2018	19.384386	17.766261	-8.35%	0
2017	16.595885	19.384386	16.80%	0
2016	15.454540	16.595885	7.39%	0
2015	15.901930	15.454540	-2.81%	0
2014	14.592088	15.901930	8.98%	0
2013	11.498804	14.592088	26.90%	0
2012	10.335971	11.498804	11.25%	0
2011	10.555645	10.335971	-2.08%	0
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	21.149368	25.297771	19.61%	0
2019	16.337110	21.149368	29.46%	0
2018	17.740644	16.337110	-7.91%	0
2017	15.962852	17.740644	11.14%	0
2016	15.008863	15.962852	6.36%	0
2015	16.091605	15.008863	-6.73%	0
2014	14.720808	16.091605	9.31%	0
2013	11.372360	14.720808	29.44%	0
2012	10.541826	11.372360	7.88%	0
2011	10.842618	10.541826	-2.77%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	9.667208	9.500566	-1.72%	0
2019	9.370143	9.667208	3.17%	0
2018	9.735450	9.370143	-3.75%	0
2017	9.766997	9.735450	-0.32%	0
2016	9.303681	9.766997	4.98%	0
2015	9.752899	9.303681	-4.61%	0
2014*	10.000000	9.752899	-2.47%	0
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares - Q/NQ
2020	16.332625	16.595561	1.61%	0
2019	14.852669	16.332625	9.96%	0
2018	15.966244	14.852669	-6.97%	0
2017	15.548868	15.966244	2.68%	0
2016	14.089178	15.548868	10.36%	0
2015	15.032314	14.089178	-6.27%	0
2014	15.233059	15.032314	-1.32%	0
2013	14.813264	15.233059	2.83%	0
2012	13.451411	14.813264	10.12%	0
2011	13.304725	13.451411	1.10%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.367720	10.059859	-2.97%	0
2019	8.973352	10.367720	15.54%	0
2018*	10.000000	8.973352	-10.27%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	10.532641	10.972229	4.17%	0
2019	9.988322	10.532641	5.45%	0
2018	10.430684	9.988322	-4.24%	0
2017	10.404800	10.430684	0.25%	0
2016	10.400122	10.404800	0.04%	0
2015	10.820492	10.400122	-3.88%	0
2014	10.819984	10.820492	0.00%	0
2013	11.114866	10.819984	-2.65%	0
2012	10.514735	11.114866	5.71%	0
2011	10.669487	10.514735	-1.45%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	10.114176	10.511033	3.92%	0
2019	9.615587	10.114176	5.19%	0
2018	10.060728	9.615587	-4.42%	0
2017	10.063448	10.060728	-0.03%	0
2016	10.087348	10.063448	-0.24%	0
2015	10.515723	10.087348	-4.07%	0
2014	10.543694	10.515723	-0.27%	0
2013	10.861631	10.543694	-2.93%	0
2012	10.301044	10.861631	5.44%	0
2011	10.481562	10.301044	-1.72%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class - Q/NQ
2020	15.498231	17.494302	12.88%	0
2019	13.114038	15.498231	18.18%	0
2018	14.758215	13.114038	-11.14%	0
2017	12.903021	14.758215	14.38%	0
2016	13.083950	12.903021	-1.38%	0
2015	13.583767	13.083950	-3.68%	0
2014	13.331778	13.583767	1.89%	0
2013	11.310126	13.331778	17.87%	0
2012	10.178566	11.310126	11.12%	0
2011	11.269412	10.178566	-9.68%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 - Q/NQ
2020	15.068352	16.979342	12.68%	0
2019	12.767104	15.068352	18.02%	0
2018	14.387734	12.767104	-11.26%	0
2017	12.600917	14.387734	14.18%	0
2016	12.798465	12.600917	-1.54%	0
2015	13.307983	12.798465	-3.83%	0
2014	13.085474	13.307983	1.70%	0
2013	11.123925	13.085474	17.63%	0
2012	10.030321	11.123925	10.90%	0
2011	11.128494	10.030321	-9.87%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
2020	14.274365	15.780503	10.55%	0
2019	12.538147	14.274365	13.85%	0
2018	13.764559	12.538147	-8.91%	0
2017	12.536660	13.764559	9.79%	0
2016	12.630157	12.536660	-0.74%	0
2015	13.105376	12.630157	-3.63%	0
2014	12.870118	13.105376	1.83%	0
2013	11.561747	12.870118	11.32%	0
2012	10.674402	11.561747	8.31%	0
2011	11.383927	10.674402	-6.23%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	13.941041	15.384756	10.36%	0
2019	12.260629	13.941041	13.71%	0
2018	13.484965	12.260629	-9.08%	0
2017	12.303356	13.484965	9.60%	0
2016	12.415595	12.303356	-0.90%	0
2015	12.893773	12.415595	-3.71%	0
2014	12.679966	12.893773	1.69%	0
2013	11.409977	12.679966	11.13%	0
2012	10.552124	11.409977	8.13%	0
2011	11.268318	10.552124	-6.36%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
2020	17.975579	21.186036	17.86%	0
2019	15.008935	17.975579	19.77%	0
2018	16.275595	15.008935	-7.78%	0
2017	14.529669	16.275595	12.02%	0
2016	14.071320	14.529669	3.26%	0
2015	14.530694	14.071320	-3.16%	0
2014	13.698764	14.530694	6.07%	0
2013	11.897594	13.698764	15.14%	0
2012	10.742983	11.897594	10.75%	0
2011	11.586978	10.742983	-7.28%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	17.585605	20.693225	17.67%	0
2019	14.705387	17.585605	19.59%	0
2018	15.975214	14.705387	-7.95%	0
2017	14.277446	15.975214	11.89%	0
2016	13.850179	14.277446	3.08%	0
2015	14.323307	13.850179	-3.30%	0
2014	13.512120	14.323307	6.00%	0
2013	11.756797	13.512120	14.93%	0
2012	10.628060	11.756797	10.62%	0
2011	11.468677	10.628060	-7.33%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
2020	24.076228	30.964031	28.61%	0
2019	19.227887	24.076228	25.22%	0
2018	21.005257	19.227887	-8.46%	0
2017	17.613301	21.005257	19.26%	0
2016	17.788379	17.613301	-0.98%	0
2015	18.251179	17.788379	-2.54%	0
2014	17.083058	18.251179	6.84%	0
2013	12.811436	17.083058	33.34%	0
2012	10.845907	12.811436	18.12%	0
2011	11.566536	10.845907	-6.23%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
2020	23.469120	30.152484	28.48%	0
2019	18.762614	23.469120	25.08%	0
2018	20.539335	18.762614	-8.65%	0
2017	17.258678	20.539335	19.01%	0
2016	17.446722	17.258678	-1.08%	0
2015	17.924134	17.446722	-2.66%	0
2014	16.811119	17.924134	6.62%	0
2013	12.619965	16.811119	33.21%	0
2012	10.715130	12.619965	17.78%	0
2011	11.436838	10.715130	-6.31%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	18.398207	18.886913	2.66%	0
2019	14.997087	18.398207	22.68%	0
2018	16.996474	14.997087	-11.76%	0
2017	15.636147	16.996474	8.70%	0
2016	13.762766	15.636147	13.61%	0
2015	14.893181	13.762766	-7.59%	0
2014	14.227203	14.893181	4.68%	0
2013	11.534720	14.227203	23.34%	0
2012	10.216640	11.534720	12.90%	0
2011	10.512630	10.216640	-2.82%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	17.945470	18.403980	2.56%	0
2019	14.653100	17.945470	22.47%	0
2018	16.631497	14.653100	-11.90%	0
2017	15.321365	16.631497	8.55%	0
2016	13.507892	15.321365	13.43%	0
2015	14.640235	13.507892	-7.73%	0
2014	14.007112	14.640235	4.52%	0
2013	11.372697	14.007112	23.16%	0
2012	10.084550	11.372697	12.77%	0
2011	10.397749	10.084550	-3.01%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class - Q/NQ
2020	6.879703	6.649801	-3.34%	0
2019	6.998716	6.879703	-1.70%	0
2018	7.147697	6.998716	-2.08%	0
2017	7.367650	7.147697	-2.99%	0
2016	7.630381	7.367650	-3.44%	0
2015	7.917222	7.630381	-3.62%	0
2014	8.216330	7.917222	-3.64%	0
2013	8.525103	8.216330	-3.62%	0
2012	8.836934	8.525103	-3.53%	0
2011	9.160762	8.836934	-3.53%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
2020	19.518423	20.260694	3.80%	0
2019	15.589695	19.518423	25.20%	0
2018	17.799128	15.589695	-12.41%	0
2017	15.818120	17.799128	12.52%	0
2016	14.158129	15.818120	11.72%	0
2015	15.048340	14.158129	-5.92%	0
2014	14.148795	15.048340	6.36%	0
2013	11.002863	14.148795	28.59%	0
2012	9.645642	11.002863	14.07%	0
2011	9.855121	9.645642	-2.13%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	19.053169	19.751762	3.67%	0
2019	15.248812	19.053169	24.95%	0
2018	17.432490	15.248812	-12.53%	0
2017	15.513648	17.432490	12.37%	0
2016	13.901893	15.513648	11.59%	0
2015	14.804441	13.901893	-6.10%	0
2014	13.939570	14.804441	6.20%	0
2013	10.857311	13.939570	28.39%	0
2012	9.530451	10.857311	13.92%	0
2011	9.758146	9.530451	-2.33%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	24.963553	34.576343	38.51%	0
2019	19.308492	24.963553	29.29%	0
2018	20.099711	19.308492	-3.94%	0
2017	15.450293	20.099711	30.09%	0
2016	15.920372	15.450293	-2.95%	0
2015	15.434894	15.920372	3.15%	0
2014	14.407635	15.434894	7.13%	0
2013	10.978463	14.407635	31.24%	0
2012	9.948231	10.978463	10.36%	0
2011	10.309746	9.948231	-3.51%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	24.356729	33.688903	38.31%	0
2019	18.868401	24.356729	29.09%	0
2018	19.672527	18.868401	-4.09%	0
2017	15.142833	19.672527	29.91%	0
2016	15.628962	15.142833	-3.11%	0
2015	15.173392	15.628962	3.00%	0
2014	14.185903	15.173392	6.96%	0
2013	10.825656	14.185903	31.04%	0
2012	9.822008	10.825656	10.22%	0
2011	10.196620	9.822008	-3.67%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	14.990365	14.825771	-1.10%	0
2019	13.538158	14.990365	10.73%	0
2018	14.578863	13.538158	-7.14%	0
2017	14.130352	14.578863	3.17%	0
2016	12.821241	14.130352	10.21%	0
2015	13.826346	12.821241	-7.27%	0
2014	14.197572	13.826346	-2.61%	0
2013	13.917842	14.197572	2.01%	0
2012	12.650466	13.917842	10.02%	0
2011	12.632499	12.650466	0.14%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	14.634786	14.442271	-1.32%	0
2019	13.234398	14.634786	10.58%	0
2018	14.255644	13.234398	-7.16%	0
2017	13.837420	14.255644	3.02%	0
2016	12.577832	13.837420	10.01%	0
2015	13.579383	12.577832	-7.38%	0
2014	13.967519	13.579383	-2.78%	0
2013	13.715046	13.967519	1.84%	0
2012	12.490707	13.715046	9.80%	0
2011	12.498236	12.490707	-0.06%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
2020	23.914285	27.244237	13.92%	0
2019	18.895945	23.914285	26.56%	0
2018	20.538588	18.895945	-8.00%	0
2017	17.511630	20.538588	17.29%	0
2016	16.246227	17.511630	7.79%	0
2015	16.639667	16.246227	-2.36%	0
2014	15.206352	16.639667	9.43%	0
2013	11.934083	15.206352	27.42%	0
2012	10.686391	11.934083	11.68%	0
2011	10.868749	10.686391	-1.68%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
2020	10.802053	11.385643	5.40%	0
2019	10.222995	10.802053	5.66%	0
2018	10.669054	10.222995	-4.18%	0
2017	10.624079	10.669054	0.42%	0
2016	10.526307	10.624079	0.93%	0
2015	10.990543	10.526307	-4.22%	0
2014	10.778704	10.990543	1.97%	0
2013	11.389544	10.778704	-5.36%	0
2012	11.163648	11.389544	2.02%	0
2011	10.793718	11.163648	3.43%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	27.176508	30.908100	13.73%	0
2019	22.866905	27.176508	18.85%	0
2018	27.810019	22.866905	-17.77%	0
2017	23.909791	27.810019	16.31%	0
2016	22.132186	23.909791	8.03%	0
2015	23.320566	22.132186	-5.10%	0
2014	22.791887	23.320566	2.32%	0
2013	17.385171	22.791887	31.10%	0
2012	15.725706	17.385171	10.55%	0
2011	18.279587	15.725706	-13.97%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	26.515309	30.112253	13.57%	0
2019	22.342427	26.515309	18.68%	0
2018	27.214546	22.342427	-17.90%	0
2017	23.430224	27.214546	16.15%	0
2016	21.724982	23.430224	7.85%	0
2015	22.921500	21.724982	-5.22%	0
2014	22.436646	22.921500	2.16%	0
2013	17.138501	22.436646	30.91%	0
2012	15.527999	17.138501	10.37%	0
2011	18.077260	15.527999	-14.10%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	15.469728	17.214518	11.28%	0
2019	12.575486	15.469728	23.01%	0
2018	15.337992	12.575486	-18.01%	0
2017	12.234103	15.337992	25.37%	0
2016	13.381688	12.234103	-8.58%	0
2015	13.420323	13.381688	-0.29%	0
2014	15.166678	13.420323	-11.51%	0
2013	12.073300	15.166678	25.62%	0
2012	10.396117	12.073300	16.13%	0
2011	13.035428	10.396117	-20.25%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	15.091704	16.770469	11.12%	0
2019	12.284843	15.091704	22.85%	0
2018	15.013872	12.284843	-18.18%	0
2017	11.986230	15.013872	25.26%	0
2016	13.130875	11.986230	-8.72%	0
2015	13.193525	13.130875	-0.47%	0
2014	14.932463	13.193525	-11.65%	0
2013	11.906052	14.932463	25.42%	0
2012	10.265995	11.906052	15.98%	0
2011	12.889667	10.265995	-20.35%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
2020	18.672418	19.111354	2.35%	0
2019	14.680745	18.672418	27.19%	0
2018	17.714940	14.680745	-17.13%	0
2017	15.911895	17.714940	11.33%	0
2016	14.757092	15.911895	7.83%	0
2015	15.442345	14.757092	-4.44%	0
2014	14.399389	15.442345	7.24%	0
2013	11.296581	14.399389	27.47%	0
2012	9.706385	11.296581	16.38%	0
2011	10.336989	9.706385	-6.10%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
2020	18.213814	18.605382	2.15%	0
2019	14.334373	18.213814	27.06%	0
2018	17.320072	14.334373	-17.24%	0
2017	15.580408	17.320072	11.17%	0
2016	14.474129	15.580408	7.64%	0
2015	15.170185	14.474129	-4.59%	0
2014	14.171026	15.170185	7.05%	0
2013	11.126756	14.171026	27.36%	0
2012	9.580492	11.126756	16.14%	0
2011	10.216415	9.580492	-6.22%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	19.167155	19.977761	4.23%	0
2019	14.813287	19.167155	29.39%	0
2018	18.601968	14.813287	-20.37%	0
2017	16.193445	18.601968	14.87%	0
2016	15.350234	16.193445	5.49%	0
2015	16.433901	15.350234	-6.59%	0
2014	15.986634	16.433901	2.80%	0
2013	12.719429	15.986634	25.69%	0
2012	10.387260	12.719429	22.45%	0
2011	11.826649	10.387260	-12.17%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	18.691628	19.453561	4.08%	0
2019	14.466527	18.691628	29.21%	0
2018	18.203365	14.466527	-20.53%	0
2017	15.863119	18.203365	14.75%	0
2016	15.065549	15.863119	5.29%	0
2015	16.151731	15.065549	-6.72%	0
2014	15.738598	16.151731	2.62%	0
2013	12.547198	15.738598	25.44%	0
2012	10.249546	12.547198	22.42%	0
2011	11.694152	10.249546	-12.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	11.525552	12.409014	7.67%	0
2019	9.980114	11.525552	15.49%	0
2018	11.466905	9.980114	-12.97%	0
2017	10.626975	11.466905	7.90%	0
2016	9.744054	10.626975	9.06%	0
2015	10.783332	9.744054	-9.64%	0
2014	10.881961	10.783332	-0.91%	0
2013	9.124909	10.881961	19.26%	0
2012	8.212223	9.124909	11.11%	0
2011	8.656203	8.212223	-5.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 - Q/NQ
2020	23.024198	25.783737	11.99%	0
2019	18.440639	23.024198	24.86%	0
2018	20.117650	18.440639	-8.34%	0
2017	17.275472	20.117650	16.45%	0
2016	15.411507	17.275472	12.09%	0
2015	16.561096	15.411507	-6.94%	0
2014	15.768370	16.561096	5.03%	0
2013	12.583741	15.768370	25.31%	0
2012	11.643875	12.583741	8.07%	0
2011	11.368511	11.643875	2.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	13.240048	12.639828	-4.53%	0
2019	12.178210	13.240048	8.72%	0
2018	14.920740	12.178210	-18.38%	0
2017	13.232020	14.920740	12.76%	0
2016	12.775055	13.232020	3.58%	0
2015	14.152085	12.775055	-9.73%	0
2014	16.483053	14.152085	-14.14%	0
2013	13.877314	16.483053	18.78%	0
2012	12.145569	13.877314	14.26%	0
2011	14.075303	12.145569	-13.71%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.191786	31.730608	36.82%	0
2019	17.643275	23.191786	31.45%	0
2018	19.057150	17.643275	-7.42%	0
2017	15.568773	19.057150	22.41%	0
2016	15.837469	15.568773	-1.70%	0
2015	15.692115	15.837469	0.93%	0
2014	15.056675	15.692115	4.22%	0
2013	11.178265	15.056675	34.70%	0
2012	10.231919	11.178265	9.25%	0
2011	11.343704	10.231919	-9.80%	0
Invesco - Invesco V.I. Comstock Fund: Series II Shares - Q/NQ
2020	19.304923	18.397542	-4.70%	0
2019	16.036380	19.304923	20.38%	0
2018	18.997047	16.036380	-15.58%	0
2017	16.767389	18.997047	13.30%	0
2016	14.874094	16.767389	12.73%	0
2015	16.457248	14.874094	-9.62%	0
2014	15.655973	16.457248	5.12%	0
2013	11.978143	15.655973	30.70%	0
2012	10.454445	11.978143	14.57%	0
2011	11.083392	10.454445	-5.67%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	15.232336	16.709050	9.69%	0
2019	12.258633	15.232336	24.26%	0
2018	14.045579	12.258633	-12.72%	0
2017	12.879154	14.045579	9.06%	0
2016	12.121492	12.879154	6.25%	0
2015	13.351182	12.121492	-9.21%	0
2014	12.813207	13.351182	4.20%	0
2013	10.288916	12.813207	24.53%	0
2012	9.377775	10.288916	9.72%	0
2011	9.738457	9.377775	-3.70%	0
Invesco - Invesco V.I. Core Equity Fund: Series II Shares - Q/NQ
2020	14.730104	16.118490	9.43%	0
2019	11.881972	14.730104	23.97%	0
2018	13.646437	11.881972	-12.93%	0
2017	12.546223	13.646437	8.77%	0
2016	11.834395	12.546223	6.01%	0
2015	13.067237	11.834395	-9.43%	0
2014	12.575564	13.067237	3.91%	0
2013	10.122654	12.575564	24.23%	0
2012	9.248069	10.122654	9.46%	0
2011	9.625954	9.248069	-3.93%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020*	10.000000	14.463005	44.63%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.428264	44.28%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	24.430986	30.045268	22.98%	0
2019	19.240269	24.430986	26.98%	0
2018	23.006143	19.240269	-16.37%	0
2017	17.469319	23.006143	31.69%	0
2016	18.114473	17.469319	-3.56%	0
2015	18.087396	18.114473	0.15%	0
2014	18.352000	18.087396	-1.44%	0
2013	14.961324	18.352000	22.66%	0
2012	12.806093	14.961324	16.83%	0
2011	14.491963	12.806093	-11.63%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	23.474015	28.800359	22.69%	0
2019	18.533510	23.474015	26.66%	0
2018	22.215603	18.533510	-16.57%	0
2017	16.911809	22.215603	31.36%	0
2016	17.578364	16.911809	-3.79%	0
2015	17.598093	17.578364	-0.11%	0
2014	17.896876	17.598093	-1.67%	0
2013	14.626586	17.896876	22.36%	0
2012	12.552109	14.626586	16.53%	0
2011	14.241312	12.552109	-11.86%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	9.383251	9.348142	-0.37%	0
2019	8.789131	9.383251	6.76%	0
2018	9.543709	8.789131	-7.91%	0
2017	9.319618	9.543709	2.40%	0
2016	9.078573	9.319618	2.66%	0
2015	9.640489	9.078573	-5.83%	0
2014	9.729528	9.640489	-0.92%	0
2013	10.111541	9.729528	-3.78%	0
2012*	10.000000	10.111541	1.12%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	11.616254	11.527029	-0.77%	0
2019	10.900139	11.616254	6.57%	0
2018	11.853523	10.900139	-8.04%	0
2017	11.600981	11.853523	2.18%	0
2016	11.329403	11.600981	2.40%	0
2015	12.059182	11.329403	-6.05%	0
2014	12.211769	12.059182	-1.25%	0
2013	12.721108	12.211769	-4.00%	0
2012	11.669679	12.721108	9.01%	0
2011	12.032512	11.669679	-3.02%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2020	19.428362	21.291195	9.59%	0
2019	15.723943	19.428362	23.56%	0
2018	19.250531	15.723943	-18.32%	0
2017	16.277968	19.250531	18.26%	0
2016	17.011458	16.277968	-4.31%	0
2015	18.130435	17.011458	-6.17%	0
2014	18.800529	18.130435	-3.56%	0
2013	16.436029	18.800529	14.39%	0
2012	14.802025	16.436029	11.04%	0
2011	16.516812	14.802025	-10.38%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	20.464042	22.416994	9.54%	0
2019	16.122261	20.464042	26.93%	0
2018	18.211408	16.122261	-11.47%	0
2017	16.203495	18.211408	12.39%	0
2016	15.108480	16.203495	7.25%	0
2015	15.208355	15.108480	-0.66%	0
2014	14.297439	15.208355	6.37%	0
2013	11.289443	14.297439	26.64%	0
2012	10.048971	11.289443	12.34%	0
2011	10.461772	10.048971	-3.95%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares - Q/NQ
2020	18.207694	19.165189	5.26%	0
2019	15.084451	18.207694	20.71%	0
2018	17.664493	15.084451	-14.61%	0
2017	15.951747	17.664493	10.74%	0
2016	14.593739	15.951747	9.31%	0
2015	15.782519	14.593739	-7.53%	0
2014	15.685020	15.782519	0.62%	0
2013	12.637442	15.685020	24.12%	0
2012	11.822247	12.637442	6.90%	0
2011	13.105142	11.822247	-9.79%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	25.272166	29.202600	15.55%	0
2019	20.739439	25.272166	21.86%	0
2018	24.008695	20.739439	-13.62%	0
2017	21.825668	24.008695	10.00%	0
2016	19.186188	21.825668	13.76%	0
2015	21.161573	19.186188	-9.33%	0
2014	19.621635	21.161573	7.85%	0
2013	14.441097	19.621635	35.87%	0
2012	12.704255	14.441097	13.67%	0
2011	13.482920	12.704255	-5.78%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	15.984879	18.425811	15.27%	0
2019	13.152980	15.984879	21.53%	0
2018	15.262924	13.152980	-13.82%	0
2017	13.905094	15.262924	9.76%	0
2016	12.263082	13.905094	13.39%	0
2015	13.553708	12.263082	-9.52%	0
2014	12.598801	13.553708	7.58%	0
2013	9.298359	12.598801	35.49%	0
2012	8.202075	9.298359	13.37%	0
2011	8.720004	8.202075	-5.94%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	9.636687	11.238793	16.63%	0
2019	7.816721	9.636687	23.28%	0
2018	10.086980	7.816721	-22.51%	0
2017	8.278541	10.086980	21.84%	0
2016	8.831087	8.278541	-6.26%	0
2015	8.889580	8.831087	-0.66%	0
2014*	10.000000	8.889580	-11.10%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	13.944540	15.300213	9.72%	0
2019	11.884492	13.944540	17.33%	0
2018	13.047052	11.884492	-8.91%	0
2017	11.447849	13.047052	13.97%	0
2016	12.193526	11.447849	-6.12%	0
2015	13.808185	12.193526	-11.69%	0
2014	15.128071	13.808185	-8.72%	0
2013	12.547447	15.128071	20.57%	0
2012	10.928206	12.547447	14.82%	0
2011	12.222236	10.928206	-10.59%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.172412	8.724745	-4.88%	0
2019	8.058024	9.172412	13.83%	0
2018	10.271366	8.058024	-21.55%	0
2017	8.338675	10.271366	23.18%	0
2016	7.164674	8.338675	16.39%	0
2015	9.302107	7.164674	-22.98%	0
2014*	10.000000	9.302107	-6.98%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
2020	21.668744	28.419348	31.15%	0
2019	16.263819	21.668744	33.23%	0
2018	16.724176	16.263819	-2.75%	0
2017	13.700591	16.724176	22.07%	0
2016	13.590822	13.700591	0.81%	0
2015	13.507029	13.590822	0.62%	0
2014	12.913534	13.507029	4.60%	0
2013	9.767299	12.913534	32.21%	0
2012	8.708046	9.767299	12.16%	0
2011	9.631074	8.708046	-9.58%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	26.479178	37.143899	40.28%	0
2019	19.452754	26.479178	36.12%	0
2018	20.547110	19.452754	-5.33%	0
2017	16.878430	20.547110	21.74%	0
2016	16.099458	16.878430	4.84%	0
2015	17.075918	16.099458	-5.72%	0
2014	19.159031	17.075918	-10.87%	0
2013	14.080457	19.159031	36.07%	0
2012	12.088830	14.080457	16.47%	0
2011	14.017071	12.088830	-13.76%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	23.447636	23.319046	-0.55%	0
2019	18.791211	23.447636	24.78%	0
2018	21.761273	18.791211	-13.65%	0
2017	19.244339	21.761273	13.08%	0
2016	17.553114	19.244339	9.63%	0
2015	18.389887	17.553114	-4.55%	0
2014	17.319489	18.389887	6.18%	0
2013	13.256375	17.319489	30.65%	0
2012	11.873853	13.256375	11.64%	0
2011	12.380504	11.873853	-4.09%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	17.673789	20.469717	15.82%	0
2019	14.598256	17.673789	21.07%	0
2018	16.787208	14.598256	-13.04%	0
2017	13.736849	16.787208	22.21%	0
2016	13.728324	13.736849	0.06%	0
2015	13.401341	13.728324	2.44%	0
2014	13.753238	13.401341	-2.56%	0
2013	11.183357	13.753238	22.98%	0
2012	10.012785	11.183357	11.69%	0
2011	10.579447	10.012785	-5.36%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	15.684805	18.467152	17.74%	0
2019	11.662328	15.684805	34.49%	0
2018	12.037463	11.662328	-3.12%	0
2017	9.751579	12.037463	23.44%	0
2016	9.561379	9.751579	1.99%	0
2015*	10.000000	9.561379	-4.39%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	10.199314	10.568875	3.62%	0
2019	9.570167	10.199314	6.57%	0
2018	10.026060	9.570167	-4.55%	0
2017	9.825590	10.026060	2.04%	0
2016	9.632281	9.825590	2.01%	0
2015	10.081108	9.632281	-4.45%	0
2014	9.727071	10.081108	3.64%	0
2013	10.154519	9.727071	-4.21%	0
2012	9.652764	10.154519	5.20%	0
2011	9.503856	9.652764	1.57%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	10.320750	14.991696	45.26%	0
2019	8.063674	10.320750	27.99%	0
2018	10.045743	8.063674	-19.73%	0
2017	8.304387	10.045743	20.97%	0
2016	8.836553	8.304387	-6.02%	0
2015	9.231840	8.836553	-4.28%	0
2014	9.712993	9.231840	-4.95%	0
2013	8.325908	9.712993	16.66%	0
2012	7.480939	8.325908	11.29%	0
2011	8.590672	7.480939	-12.92%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	14.470956	15.615602	7.91%	0
2019	12.434775	14.470956	16.37%	0
2018	13.585039	12.434775	-8.47%	0
2017	12.175180	13.585039	11.58%	0
2016	11.591832	12.175180	5.03%	0
2015	11.913744	11.591832	-2.70%	0
2014	11.777340	11.913744	1.16%	0
2013	9.914691	11.777340	18.79%	0
2012	8.893389	9.914691	11.48%	0
2011	9.144588	8.893389	-2.75%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	9.047608	9.519946	5.22%	0
2019	8.616290	9.047608	5.01%	0
2018	9.041580	8.616290	-4.70%	0
2017	9.091149	9.041580	-0.55%	0
2016	9.190983	9.091149	-1.09%	0
2015	9.561278	9.190983	-3.87%	0
2014	9.452848	9.561278	1.15%	0
2013	10.070156	9.452848	-6.13%	0
2012	9.958027	10.070156	1.13%	0
2011	9.774665	9.958027	1.88%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	17.856996	22.355052	25.19%	0
2019	13.750856	17.856996	29.86%	0
2018	15.760014	13.750856	-12.75%	0
2017	12.487814	15.760014	26.20%	0
2016	12.935301	12.487814	-3.46%	0
2015	12.600877	12.935301	2.65%	0
2014	12.842534	12.600877	-1.88%	0
2013	10.361199	12.842534	23.95%	0
2012	8.808930	10.361199	17.62%	0
2011	10.080566	8.808930	-12.61%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	19.210302	28.041811	45.97%	0
2019	15.303163	19.210302	25.53%	0
2018	15.991291	15.303163	-4.30%	0
2017	12.985411	15.991291	23.15%	0
2016	12.355947	12.985411	5.09%	0
2015	12.049597	12.355947	2.54%	0
2014	11.572554	12.049597	4.12%	0
2013	9.266769	11.572554	24.88%	0
2012	8.192875	9.266769	13.11%	0
2011	8.920853	8.192875	-8.16%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.661915	17.063768	8.95%	0
2019	12.935079	15.661915	21.08%	0
2018	13.727975	12.935079	-5.78%	0
2017	11.684269	13.727975	17.49%	0
2016	10.915349	11.684269	7.04%	0
2015	11.207129	10.915349	-2.60%	0
2014	10.552417	11.207129	6.20%	0
2013	8.236492	10.552417	28.12%	0
2012	7.303090	8.236492	12.78%	0
2011	7.752512	7.303090	-5.80%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	16.774281	17.786719	6.04%	0
2019	13.493520	16.774281	24.31%	0
2018	14.046704	13.493520	-3.94%	0
2017	12.122798	14.046704	15.87%	0
2016	11.317817	12.122798	7.11%	0
2015	11.669380	11.317817	-3.01%	0
2014	10.831538	11.669380	7.74%	0
2013	8.595178	10.831538	26.02%	0
2012	7.836417	8.595178	9.68%	0
2011	8.102036	7.836417	-3.28%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	12.813846	13.896773	8.45%	0
2019	10.728580	12.813846	19.44%	0
2018	12.478416	10.728580	-14.02%	0
2017	10.809453	12.478416	15.44%	0
2016	10.351962	10.809453	4.42%	0
2015	10.936022	10.351962	-5.34%	0
2014	10.861908	10.936022	0.68%	0
2013	8.706793	10.861908	24.75%	0
2012	7.780565	8.706793	11.90%	0
2011	8.624968	7.780565	-9.79%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	11.499716	12.152577	5.68%	0
2019	10.273161	11.499716	11.94%	0
2018	11.373638	10.273161	-9.68%	0
2017	10.533705	11.373638	7.97%	0
2016	10.302316	10.533705	2.25%	0
2015	10.807146	10.302316	-4.67%	0
2014	10.754400	10.807146	0.49%	0
2013	9.734847	10.754400	10.47%	0
2012	9.098175	9.734847	7.00%	0
2011	9.570822	9.098175	-4.94%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	12.384416	13.300722	7.40%	0
2019	10.689824	12.384416	15.85%	0
2018	12.083210	10.689824	-11.53%	0
2017	10.828052	12.083210	11.59%	0
2016	10.470452	10.828052	3.42%	0
2015	11.013514	10.470452	-4.93%	0
2014	10.917895	11.013514	0.88%	0
2013	9.345768	10.917895	16.82%	0
2012	8.536073	9.345768	9.49%	0
2011	9.175133	8.536073	-6.97%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	10.071714	10.440973	3.67%	0
2019	9.445347	10.071714	6.63%	0
2018	10.067501	9.445347	-6.18%	0
2017	9.823164	10.067501	2.49%	0
2016	9.744712	9.823164	0.81%	0
2015	10.188684	9.744712	-4.36%	0
2014	10.233232	10.188684	-0.44%	0
2013	10.121604	10.233232	1.10%	0
2012	9.773133	10.121604	3.57%	0
2011	10.001328	9.773133	-2.28%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	11.981048	12.777782	6.65%	0
2019	10.525111	11.981048	13.83%	0
2018	11.759568	10.525111	-10.50%	0
2017	10.707860	11.759568	9.82%	0
2016	10.410740	10.707860	2.85%	0
2015	10.921606	10.410740	-4.68%	0
2014	10.839965	10.921606	0.75%	0
2013	9.550125	10.839965	13.51%	0
2012	8.821529	9.550125	8.26%	0
2011	9.373666	8.821529	-5.89%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	12.587872	13.615413	8.16%	0
2019	10.688495	12.587872	17.77%	0
2018	12.261101	10.688495	-12.83%	0
2017	10.776789	12.261101	13.77%	0
2016	10.394776	10.776789	3.68%	0
2015	10.953803	10.394776	-5.10%	0
2014	10.872801	10.953803	0.74%	0
2013	9.080145	10.872801	19.74%	0
2012	8.225188	9.080145	10.39%	0
2011	8.954527	8.225188	-8.14%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	11.096224	11.659381	5.08%	0
2019	10.075548	11.096224	10.13%	0
2018	10.982608	10.075548	-8.26%	0
2017	10.372071	10.982608	5.89%	0
2016	10.154812	10.372071	2.14%	0
2015	10.653034	10.154812	-4.68%	0
2014	10.622950	10.653034	0.28%	0
2013	9.911399	10.622950	7.18%	0
2012	9.348807	9.911399	6.02%	0
2011	9.728461	9.348807	-3.90%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	12.177122	12.340419	1.34%	0
2019	11.235491	12.177122	8.38%	0
2018	13.834338	11.235491	-18.79%	0
2017	11.698883	13.834338	18.25%	0
2016	12.007015	11.698883	-2.57%	0
2015	12.968265	12.007015	-7.41%	0
2014	14.653604	12.968265	-11.50%	0
2013	12.663805	14.653604	15.71%	0
2012	10.993741	12.663805	15.19%	0
2011	13.028818	10.993741	-15.62%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.691465	16.91%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.691967	16.92%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	10.523520	10.850443	3.11%	0
2019	10.025512	10.523520	4.97%	0
2018	10.451261	10.025512	-4.07%	0
2017	10.389239	10.451261	0.60%	0
2016	10.234534	10.389239	1.51%	0
2015	10.699338	10.234534	-4.34%	0
2014	10.570281	10.699338	1.22%	0
2013	11.184555	10.570281	-5.49%	0
2012	10.773921	11.184555	3.81%	0
2011	10.489114	10.773921	2.72%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	10.210705	10.504337	2.88%	0
2019	9.749507	10.210705	4.73%	0
2018	10.191043	9.749507	-4.33%	0
2017	10.151704	10.191043	0.39%	0
2016	10.033003	10.151704	1.18%	0
2015	10.505615	10.033003	-4.50%	0
2014	10.416212	10.505615	0.86%	0
2013	11.045986	10.416212	-5.70%	0
2012	10.667260	11.045986	3.55%	0
2011	10.420132	10.667260	2.37%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	10.890732	11.441886	5.06%	0
2019	10.313779	10.890732	5.59%	0
2018	10.864606	10.313779	-5.07%	0
2017	10.865709	10.864606	-0.01%	0
2016	10.912150	10.865709	-0.43%	0
2015	11.384449	10.912150	-4.15%	0
2014	11.265758	11.384449	1.05%	0
2013	11.937169	11.265758	-5.62%	0
2012	11.567171	11.937169	3.20%	0
2011	11.319553	11.567171	2.19%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	18.054126	19.655869	8.87%	0
2019	15.275735	18.054126	18.19%	0
2018	19.258366	15.275735	-20.68%	0
2017	14.151516	19.258366	36.09%	0
2016	13.664095	14.151516	3.57%	0
2015	16.930611	13.664095	-19.29%	0
2014	18.640457	16.930611	-9.17%	0
2013	19.264119	18.640457	-3.24%	0
2012	17.091659	19.264119	12.71%	0
2011	22.917118	17.091659	-25.42%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	10.622253	10.850155	2.15%	0
2020	10.622253	10.850155	2.15%	0
2019	9.608235	10.622253	10.55%	0
2018	10.282667	9.608235	-6.56%	0
2017	9.995649	10.282667	2.87%	0
2016	9.086801	9.995649	10.00%	0
2015	9.683614	9.086801	-6.16%	0
2014*	10.000000	9.683614	-3.16%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	8.999725	9.198744	2.21%	0
2019	8.789496	8.999725	2.39%	0
2018	9.128716	8.789496	-3.72%	0
2017	9.280127	9.128716	-1.63%	0
2016	9.559804	9.280127	-2.93%	0
2015	9.932795	9.559804	-3.76%	0
2014	9.858614	9.932795	0.75%	0
2013	10.664667	9.858614	-7.56%	0
2012	10.741357	10.664667	-0.71%	0
2011	10.393021	10.741357	3.35%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	6.564085	6.339893	-3.42%	0
2019	6.693516	6.564085	-1.93%	0
2018	6.853192	6.693516	-2.33%	0
2017	7.082244	6.853192	-3.23%	0
2016	7.349227	7.082244	-3.63%	0
2015	7.627637	7.349227	-3.65%	0
2014	7.916591	7.627637	-3.65%	0
2013	8.216496	7.916591	-3.65%	0
2012	8.528623	8.216496	-3.66%	0
2011	8.850799	8.528623	-3.64%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	7.923552	8.221033	3.75%	0
2019	6.915686	7.923552	14.57%	0
2018	8.426672	6.915686	-17.93%	0
2017	6.881615	8.426672	22.45%	0
2016	7.096606	6.881615	-3.03%	0
2015	7.610680	7.096606	-6.75%	0
2014	7.956319	7.610680	-4.34%	0
2013	7.024005	7.956319	13.27%	0
2012	6.327251	7.024005	11.01%	0
2011	7.296233	6.327251	-13.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	18.306139	19.898616	8.70%	0
2019	15.355353	18.306139	19.22%	0
2018	17.489276	15.355353	-12.20%	0
2017	15.325286	17.489276	14.12%	0
2016	14.528590	15.325286	5.48%	0
2015	15.231075	14.528590	-4.61%	0
2014	15.057435	15.231075	1.15%	0
2013	12.281227	15.057435	22.61%	0
2012	10.998413	12.281227	11.66%	0
2011	11.881425	10.998413	-7.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	14.566477	15.355046	5.41%	0
2019	13.107384	14.566477	11.13%	0
2018	14.300330	13.107384	-8.34%	0
2017	13.354012	14.300330	7.09%	0
2016	13.036772	13.354012	2.43%	0
2015	13.554204	13.036772	-3.82%	0
2014	13.450915	13.554204	0.77%	0
2013	12.308123	13.450915	9.28%	0
2012	11.679280	12.308123	5.38%	0
2011	12.014433	11.679280	-2.79%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	17.745074	19.084027	7.55%	0
2019	15.355269	17.745074	15.56%	0
2018	17.043259	15.355269	-9.90%	0
2017	15.405523	17.043259	10.63%	0
2016	14.838980	15.405523	3.82%	0
2015	15.483539	14.838980	-4.16%	0
2014	15.274033	15.483539	1.37%	0
2013	13.266247	15.274033	15.13%	0
2012	12.267228	13.266247	8.14%	0
2011	12.851239	12.267228	-4.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	10.298891	10.589370	2.82%	0
2019	9.758715	10.298891	5.54%	0
2018	10.316555	9.758715	-5.41%	0
2017	10.130564	10.316555	1.84%	0
2016	10.083314	10.130564	0.47%	0
2015	10.437690	10.083314	-3.40%	0
2014	10.427436	10.437690	0.10%	0
2013	10.323642	10.427436	1.01%	0
2012	10.188400	10.323642	1.33%	0
2011	10.272304	10.188400	-0.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	14.623401	15.547253	6.32%	0
2019	12.889959	14.623401	13.45%	0
2018	14.186979	12.889959	-9.14%	0
2017	13.037424	14.186979	8.82%	0
2016	12.627872	13.037424	3.24%	0
2015	13.150321	12.627872	-3.97%	0
2014	12.976179	13.150321	1.34%	0
2013	11.547539	12.976179	12.37%	0
2012	10.816542	11.547539	6.76%	0
2011	11.229956	10.816542	-3.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	16.947152	18.341768	8.23%	0
2020	16.947152	18.341768	8.23%	0
2019	14.437583	16.947152	17.38%	0
2018	16.242864	14.437583	-11.11%	0
2017	14.446699	16.242864	12.43%	0
2016	13.820195	14.446699	4.53%	0
2015	14.449267	13.820195	-4.35%	0
2014	14.288379	14.449267	1.13%	0
2013	12.117773	14.288379	17.91%	0
2012	11.056469	12.117773	9.60%	0
2011	11.723814	11.056469	-5.69%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	12.475346	13.048096	4.59%	0
2019	11.409527	12.475346	9.34%	0
2018	12.303415	11.409527	-7.27%	0
2017	11.691187	12.303415	5.24%	0
2016	11.478199	11.691187	1.86%	0
2015	11.916699	11.478199	-3.68%	0
2014	11.808482	11.916699	0.92%	0
2013	11.091686	11.808482	6.46%	0
2012	10.656148	11.091686	4.09%	0
2011	10.835391	10.656148	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	17.595569	22.025539	25.18%	0
2019	14.024116	17.595569	25.47%	0
2018	15.063296	14.024116	-6.90%	0
2017	12.035751	15.063296	25.15%	0
2016	12.246681	12.035751	-1.72%	0
2015	12.324911	12.246681	-0.63%	0
2014	11.613240	12.324911	6.13%	0
2013	8.967006	11.613240	29.51%	0
2012	8.013974	8.967006	11.89%	0
2011	8.594762	8.013974	-6.76%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	31.073492	35.597452	14.56%	0
2019	23.434967	31.073492	32.59%	0
2018	24.641670	23.434967	-4.90%	0
2017	20.085879	24.641670	22.68%	0
2016	20.113973	20.085879	-0.14%	0
2015	19.864247	20.113973	1.26%	0
2014	18.949258	19.864247	4.83%	0
2013	14.386403	18.949258	31.72%	0
2012	12.581629	14.386403	14.34%	0
2011	13.355602	12.581629	-5.80%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	30.255102	34.552213	14.20%	0
2019	22.864810	30.255102	32.32%	0
2018	24.107578	22.864810	-5.16%	0
2017	19.688316	24.107578	22.45%	0
2016	19.774633	19.688316	-0.44%	0
2015	19.579515	19.774633	1.00%	0
2014	18.718512	19.579515	4.60%	0
2013	14.254788	18.718512	31.31%	0
2012	12.494271	14.254788	14.09%	0
2011	13.298420	12.494271	-6.05%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	23.340409	22.801533	-2.31%	0
2019	19.122055	23.340409	22.06%	0
2018	21.927474	19.122055	-12.79%	0
2017	20.984909	21.927474	4.49%	0
2016	18.115839	20.984909	15.84%	0
2015	19.676272	18.115839	-7.93%	0
2014	18.080535	19.676272	8.83%	0
2013	14.251315	18.080535	26.87%	0
2012	12.925308	14.251315	10.26%	0
2011	13.349032	12.925308	-3.17%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.718019	17.18%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	25.607417	27.908621	8.99%	0
2019	21.151674	25.607417	21.07%	0
2018	24.778833	21.151674	-14.64%	0
2017	22.209965	24.778833	11.57%	0
2016	19.161028	22.209965	15.91%	0
2015	20.404063	19.161028	-6.09%	0
2014	19.353860	20.404063	5.43%	0
2013	15.097220	19.353860	28.19%	0
2012	13.339611	15.097220	13.18%	0
2011	14.205453	13.339611	-6.10%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
2020	24.794061	26.955307	8.72%	0
2019	20.518686	24.794061	20.84%	0
2018	24.087162	20.518686	-14.81%	0
2017	21.628240	24.087162	11.37%	0
2016	18.702083	21.628240	15.65%	0
2015	19.964023	18.702083	-6.32%	0
2014	18.978871	19.964023	5.19%	0
2013	14.831594	18.978871	27.96%	0
2012	13.127039	14.831594	12.99%	0
2011	13.998329	13.127039	-6.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	17.244617	16.424814	-4.75%	0
2019	14.451640	17.244617	19.33%	0
2018	17.275184	14.451640	-16.34%	0
2017	15.748164	17.275184	9.70%	0
2016	13.897757	15.748164	13.31%	0
2015	14.852953	13.897757	-6.43%	0
2014	13.173396	14.852953	12.75%	0
2013	10.076920	13.173396	30.73%	0
2012	8.990069	10.076920	12.09%	0
2011	9.551729	8.990069	-5.88%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	19.020176	25.751322	35.39%	0
2019	14.581915	19.020176	30.44%	0
2018	16.492965	14.581915	-11.59%	0
2017	13.731383	16.492965	20.11%	0
2016	13.187429	13.731383	4.12%	0
2015	13.614984	13.187429	-3.14%	0
2014	13.781039	13.614984	-1.20%	0
2013	9.935793	13.781039	38.70%	0
2012	9.119114	9.935793	8.96%	0
2011	9.546122	9.119114	-4.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	19.838781	20.099602	1.31%	0
2019	17.302641	19.838781	14.66%	0
2018	21.629227	17.302641	-20.00%	0
2017	20.580845	21.629227	5.09%	0
2016	16.959901	20.580845	21.35%	0
2015	18.730650	16.959901	-9.45%	0
2014	18.164676	18.730650	3.12%	0
2013	13.427438	18.164676	35.28%	0
2012	11.571368	13.427438	16.04%	0
2011	12.650413	11.571368	-8.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	19.070603	19.284343	1.12%	0
2019	16.676070	19.070603	14.36%	0
2018	20.888725	16.676070	-20.17%	0
2017	19.932913	20.888725	4.80%	0
2016	16.467628	19.932913	21.04%	0
2015	18.238754	16.467628	-9.71%	0
2014	17.730199	18.238754	2.87%	0
2013	13.141519	17.730199	34.92%	0
2012	11.338201	13.141519	15.90%	0
2011	12.445676	11.338201	-8.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	22.614206	26.732855	18.21%	0
2019	18.679773	22.614206	21.06%	0
2018	22.196278	18.679773	-15.84%	0
2017	20.296982	22.196278	9.36%	0
2016	17.148165	20.296982	18.36%	0
2015	18.093796	17.148165	-5.23%	0
2014	18.627539	18.093796	-2.87%	0
2013	13.720128	18.627539	35.77%	0
2012	12.329652	13.720128	11.28%	0
2011	13.549112	12.329652	-9.00%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	21.718256	25.603949	17.89%	0
2019	17.981840	21.718256	20.78%	0
2018	21.415867	17.981840	-16.03%	0
2017	19.633236	21.415867	9.08%	0
2016	16.626453	19.633236	18.08%	0
2015	17.589785	16.626453	-5.48%	0
2014	18.155332	17.589785	-3.12%	0
2013	13.406177	18.155332	35.43%	0
2012	12.076367	13.406177	11.01%	0
2011	13.305151	12.076367	-9.24%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.848474	17.316304	9.26%	0
2019	12.841921	15.848474	23.41%	0
2018	14.034152	12.841921	-8.50%	0
2017	11.673616	14.034152	20.22%	0
2016	10.669489	11.673616	9.41%	0
2015	11.207408	10.669489	-4.80%	0
2014	10.916004	11.207408	2.67%	0
2013	7.893105	10.916004	38.30%	0
2012	7.012264	7.893105	12.56%	0
2011	8.237673	7.012264	-14.88%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	16.664853	18.201809	9.22%	0
2020	16.664853	18.201809	9.22%	0
2019	13.726216	16.664853	21.41%	0
2018	15.125226	13.726216	-9.25%	0
2017	13.232621	15.125226	14.30%	0
2016	12.471370	13.232621	6.10%	0
2015	12.985901	12.471370	-3.96%	0
2014	12.185781	12.985901	6.57%	0
2013	9.113937	12.185781	33.70%	0
2012	8.484418	9.113937	7.42%	0
2011	9.094410	8.484418	-6.71%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	16.490766	18.008027	9.20%	0
2019	13.578621	16.490766	21.45%	0
2018	14.975976	13.578621	-9.33%	0
2017	13.130280	14.975976	14.06%	0
2016	12.375253	13.130280	6.10%	0
2015	12.898039	12.375253	-4.05%	0
2014	12.113523	12.898039	6.48%	0
2013	9.073892	12.113523	33.50%	0
2012	8.455902	9.073892	7.31%	0
2011	9.071894	8.455902	-6.79%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	13.460108	12.229537	-9.14%	0
2019	10.709367	13.460108	25.69%	0
2018	11.587668	10.709367	-7.58%	0
2017	11.329250	11.587668	2.28%	0
2016	10.969672	11.329250	3.28%	0
2015	12.068432	10.969672	-9.10%	0
2014	9.739211	12.068432	23.92%	0
2013	9.842441	9.739211	-1.05%	0
2012	8.838867	9.842441	11.35%	0
2011	8.642414	8.838867	2.27%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.083567	30.84%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020*	10.000000	13.063205	30.63%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	8.119767	8.044961	-0.92%	0
2019	8.096427	8.119767	0.29%	0
2018	8.336478	8.096427	-2.88%	0
2017	8.516904	8.336478	-2.12%	0
2016	8.623771	8.516904	-1.24%	0
2015	8.981128	8.623771	-3.98%	0
2014	9.275550	8.981128	-3.17%	0
2013	9.616810	9.275550	-3.55%	0
2012	9.642335	9.616810	-0.26%	0
2011	9.878377	9.642335	-2.39%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	17.576895	27.181843	54.65%	0
2019	13.331587	17.576895	31.84%	0
2018	14.889207	13.331587	-10.46%	0
2017	12.116576	14.889207	22.88%	0
2016	11.856317	12.116576	2.20%	0
2015	12.348264	11.856317	-3.98%	0
2014	12.356522	12.348264	-0.07%	0
2013	9.252336	12.356522	33.55%	0
2012	8.376921	9.252336	10.45%	0
2011	9.098651	8.376921	-7.93%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	20.411538	23.513883	15.20%	0
2019	16.828560	20.411538	21.29%	0
2018	18.531026	16.828560	-9.19%	0
2017	16.238134	18.531026	14.12%	0
2016	15.338786	16.238134	5.86%	0
2015	15.994044	15.338786	-4.10%	0
2014	15.038594	15.994044	6.35%	0
2013	11.342675	15.038594	32.58%	0
2012	10.608627	11.342675	6.92%	0
2011	11.359662	10.608627	-6.61%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.494858	10.777133	2.69%	0
2019	9.500389	10.494858	10.47%	0
2018	10.362319	9.500389	-8.32%	0
2017	9.795733	10.362319	5.78%	0
2016	8.979339	9.795733	9.09%	0
2015	9.545273	8.979339	-5.93%	0
2014*	10.000000	9.545273	-4.55%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	9.356360	9.976038	6.62%	0
2019	9.082499	9.356360	3.02%	0
2018	9.828869	9.082499	-7.59%	0
2017	9.211362	9.828869	6.70%	0
2016	9.289625	9.211362	-0.84%	0
2015	10.386841	9.289625	-10.56%	0
2014	10.747973	10.386841	-3.36%	0
2013	11.939184	10.747973	-9.98%	0
2012	11.776525	11.939184	1.38%	0
2011	11.272679	11.776525	4.47%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	8.983686	8.905897	-0.87%	0
2019	8.971972	8.983686	0.13%	0
2018	9.291718	8.971972	-3.44%	0
2017	9.523479	9.291718	-2.43%	0
2016	9.755938	9.523479	-2.38%	0
2015	10.104429	9.755938	-3.45%	0
2014	10.409318	10.104429	-2.93%	0
2013	10.828806	10.409318	-3.87%	0
2012	10.628967	10.828806	1.88%	0
2011	10.920445	10.628967	-2.67%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	16.763919	22.404916	33.65%	0
2019	12.723784	16.763919	31.75%	0
2018	12.901605	12.723784	-1.38%	0
2017	10.227847	12.901605	26.14%	0
2016*	10.000000	10.227847	2.28%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	12.951110	13.987671	8.00%	0
2019	10.740170	12.951110	20.59%	0
2018	13.784455	10.740170	-22.08%	0
2017	11.301026	13.784455	21.98%	0
2016	12.022988	11.301026	-6.00%	0
2015	12.461095	12.022988	-3.52%	0
2014	13.873651	12.461095	-10.18%	0
2013	11.242905	13.873651	23.40%	0
2012	9.571938	11.242905	17.46%	0
2011	11.959548	9.571938	-19.96%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.278568	12.516743	1.94%	0
2019	9.772317	12.278568	25.65%	0
2018	11.085805	9.772317	-11.85%	0
2017*	10.000000	11.085805	10.86%	0
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ
2020	18.717006	18.748335	0.17%	0
2019	15.635613	18.717006	19.71%	0
2018	20.271492	15.635613	-22.87%	0
2017	19.502070	20.271492	3.95%	0
2016	15.874142	19.502070	22.85%	0
2015	17.205026	15.874142	-7.74%	0
2014	17.264044	17.205026	-0.34%	0
2013	12.834195	17.264044	34.52%	0
2012	11.338626	12.834195	13.19%	0
2011	12.351221	11.338626	-8.20%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	4.845290	5.547380	14.49%	0
2019	4.508293	4.845290	7.48%	0
2018	6.538739	4.508293	-31.05%	0
2017	6.922174	6.538739	-5.54%	0
2016	5.009040	6.922174	38.19%	0
2015	7.833322	5.009040	-36.05%	0
2014	10.080948	7.833322	-22.30%	0
2013	9.486222	10.080948	6.27%	0
2012*	10.000000	9.486222	-5.14%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.980371	5.715690	14.76%	0
2019	4.620597	4.980371	7.79%	0
2018	6.688062	4.620597	-30.91%	0
2017	7.060562	6.688062	-5.28%	0
2016	5.098605	7.060562	38.48%	0
2015	7.951909	5.098605	-35.88%	0
2014	10.202792	7.951909	-22.06%	0
2013	9.580156	10.202792	6.50%	0
2012*	10.000000	9.580156	-4.20%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	28.441177	43.239711	52.03%	0
2019	23.647271	28.441177	20.27%	0
2018	24.231421	23.647271	-2.41%	0
2017	19.979912	24.231421	21.28%	0
2016	19.243898	19.979912	3.82%	0
2015	20.565953	19.243898	-6.43%	0
2014	21.753850	20.565953	-5.46%	0
2013	15.028321	21.753850	44.75%	0
2012	14.460887	15.028321	3.92%	0
2011	15.730847	14.460887	-8.07%	0

NATIONWIDE

VARIABLE

ACCOUNT-7

Annual Report

To

Contract Owners

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-7:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-7 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS) (1)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB) (1)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS) (1)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Primary Shares (FVK2) (1)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S) (1)

2

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 (FAMG2)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Initial Class (FAMGP)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class (FAMGS)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class (FAMS)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Initial Class (FBP)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class (FBS)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class (FDCAS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Initial Class (FGIP)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class (FGIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

3

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class (FVS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. International Growth Fund: Series II Shares (AVIE2)

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)

4

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

5

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2) (1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2) (1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

6

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)  (1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2) (1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)

7

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from June 8, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from April 30, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Statement of operations for the period from January 1, 2020 to April 30, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 30, 2020 (liquidation) and the year ended December 31, 2019.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)

Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)

8

Statement of operations for the period from January 1, 2020 to October 16, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 16, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)

Statement of operations for the period from January 1, 2020 to September 11, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to September 11, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

9

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVGIB	53,739	$1,358,234	$1,527,796	$-	$1,527,796	$57	$1,527,739	$1,527,739	$-	$1,527,739
ALVIVB	14,078	206,348	201,873	-	201,873	18	201,855	201,855	-	201,855
ALVPGB	18,933	971,527	1,353,903	-	1,353,903	25	1,353,878	1,353,878	-	1,353,878
ALVSVB	119,637	2,202,021	2,056,558	17	2,056,575	-	2,056,575	2,056,575	-	2,056,575
MLVGA3	101,440	1,411,377	1,652,462	-	1,652,462	67	1,652,395	1,652,395	-	1,652,395
DSIF	9,608	424,809	617,529	70	617,599	-	617,599	617,599	-	617,599
DSIFS	31,175	1,517,482	2,006,761	-	2,006,761	50	2,006,711	2,006,711	-	2,006,711
DSRG	2,175	71,893	102,766	61	102,827	-	102,827	102,827	-	102,827
DVMCSS	3,428	51,186	68,015	15	68,030	-	68,030	68,030	-	68,030
DVSCS	11,596	189,666	221,023	-	221,023	26	220,997	220,997	-	220,997
ETVFR	3,715	33,881	33,542	5	33,547	-	33,547	33,547	-	33,547
FHIBS	269,497	1,722,985	1,719,393	8	1,719,401	-	1,719,401	1,699,074	20,327	1,719,401
FQB	82,518	895,815	975,365	6	975,371	-	975,371	975,371	-	975,371
FQBS	107,546	1,177,618	1,267,972	7	1,267,979	-	1,267,979	1,255,763	12,216	1,267,979
FVK2	2,678	46,045	68,172	-	68,172	31	68,141	68,141	-	68,141
FVU2S	33,120	347,437	367,296	12	367,308	-	367,308	367,308	-	367,308
FAM2	31,993	472,641	529,803	-	529,803	42	529,761	529,761	-	529,761
FAMG2	19,257	295,106	416,906	-	416,906	27	416,879	416,879	-	416,879
FAMGP	44,443	787,637	977,752	-	977,752	57	977,695	977,695	-	977,695
FAMGS	23,650	352,076	515,564	40	515,604	-	515,604	515,604	-	515,604
FAMP	91,426	1,423,621	1,557,905	243	1,558,148	-	1,558,148	1,558,148	-	1,558,148
FAMS	47,424	693,595	799,562	39	799,601	-	799,601	799,601	-	799,601
FB2	60,210	982,267	1,363,165	2	1,363,167	-	1,363,167	1,363,167	-	1,363,167
FBP	509,717	8,559,034	11,871,318	21	11,871,339	-	11,871,339	11,844,915	26,424	11,871,339
FBS	95,311	1,585,834	2,202,639	-	2,202,639	44	2,202,595	2,202,595	-	2,202,595
FDCA2	90,055	1,093,824	1,507,519	1	1,507,520	-	1,507,520	1,507,520	-	1,507,520
FDCAS	19,087	217,226	326,964	13	326,977	-	326,977	326,977	-	326,977
FEI2	321,763	6,829,919	7,458,467	-	7,458,467	6	7,458,461	7,458,461	-	7,458,461
FEIP	289,529	6,270,087	6,919,745	-	6,919,745	187	6,919,558	6,905,253	14,305	6,919,558
FEIS	259,651	5,548,107	6,164,123	-	6,164,123	16	6,164,107	6,164,107	-	6,164,107
FG2	93,635	5,662,539	9,417,807	-	9,417,807	68	9,417,739	9,417,739	-	9,417,739
FGI2	149,676	2,583,208	3,250,954	-	3,250,954	30	3,250,924	3,250,924	-	3,250,924
FGIP	192,041	3,450,355	4,294,031	-	4,294,031	113	4,293,918	4,293,354	564	4,293,918
FGIS	223,963	3,870,102	4,954,062	4	4,954,066	-	4,954,066	4,892,222	61,844	4,954,066
FGP	138,830	8,216,523	14,299,494	1,910	14,301,404	-	14,301,404	14,300,467	937	14,301,404

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FGS	125,431	6,920,609	12,846,671	-	12,846,671	12	12,846,659	12,846,659	-	12,846,659
FHI2	330,513	1,755,229	1,682,310	-	1,682,310	9	1,682,301	1,682,301	-	1,682,301
FHIP	888,462	4,877,389	4,717,735	89	4,717,824	-	4,717,824	4,704,691	13,133	4,717,824
FHIS	428,732	2,322,391	2,255,130	-	2,255,130	26	2,255,104	2,255,104	-	2,255,104
FIGBP	500,843	6,418,706	7,056,874	-	7,056,874	63	7,056,811	7,056,811	-	7,056,811
FIP	69,091	13,625,215	25,673,529	83	25,673,612	-	25,673,612	25,673,612	-	25,673,612
FMC2	309,111	9,927,043	11,526,744	-	11,526,744	82	11,526,662	11,523,123	3,539	11,526,662
FMCP	52,166	1,714,846	2,019,862	11	2,019,873	-	2,019,873	2,019,873	-	2,019,873
FMCS	185,252	5,850,806	7,091,433	-	7,091,433	93	7,091,340	7,091,340	-	7,091,340
FMMP	4,758,058	4,758,058	4,758,058	-	4,758,058	40	4,758,018	4,758,018	-	4,758,018
FO2	77,145	1,556,442	2,025,050	-	2,025,050	7	2,025,043	2,025,043	-	2,025,043
FOP	217,915	3,653,426	5,779,095	525	5,779,620	-	5,779,620	5,779,620	-	5,779,620
FOS	64,211	1,118,320	1,695,170	1	1,695,171	-	1,695,171	1,695,171	-	1,695,171
FV2	21,667	307,456	340,172	-	340,172	2	340,170	340,170	-	340,170
FVS	12,658	171,856	202,016	-	202,016	17	201,999	201,999	-	201,999
FVSS	8,824	112,774	119,206	-	119,206	46	119,160	119,160	-	119,160
FVSS2	65,315	868,526	893,515	80	893,595	-	893,595	890,455	3,140	893,595
FTVFA2	90,393	573,445	490,836	12	490,848	-	490,848	490,848	-	490,848
FTVRDI	31,898	829,053	962,364	92	962,456	-	962,456	962,456	-	962,456
TIF	5,845	70,007	79,322	-	79,322	2	79,320	79,320	-	79,320
ACC2	162,330	2,646,297	2,608,651	28	2,608,679	-	2,608,679	2,608,679	-	2,608,679
ACEG2	28,121	1,535,992	2,370,901	198	2,371,099	-	2,371,099	2,343,903	27,196	2,371,099
AVCE2	12,779	408,563	386,942	-	386,942	50	386,892	386,892	-	386,892
AVGI	1,490	51,777	45,347	7	45,354	-	45,354	45,354	-	45,354
AVIE2	1,790	51,112	74,953	-	74,953	29	74,924	74,924	-	74,924
AVMCCI	12,411	145,912	131,187	-	131,187	1	131,186	131,186	-	131,186
OVAG	180	13,007	19,285	-	19,285	5	19,280	19,280	-	19,280
OVAG2	1,539	104,618	150,920	-	150,920	27	150,893	150,893	-	150,893
OVGIS	130,834	3,632,151	3,859,596	92	3,859,688	-	3,859,688	3,859,688	-	3,859,688
OVGS	4,552	185,814	237,260	-	237,260	25	237,235	237,235	-	237,235
OVGSS	62,722	2,458,724	3,221,406	36	3,221,442	-	3,221,442	3,183,692	37,750	3,221,442
OVIGS	21,004	54,759	63,852	-	63,852	6	63,846	63,846	-	63,846
OVSB	17,492	89,166	84,659	-	84,659	4	84,655	84,655	-	84,655
OVSBS	466,277	2,441,680	2,331,387	38	2,331,425	-	2,331,425	2,331,425	-	2,331,425
OVSC	13,680	320,380	375,100	81	375,181	-	375,181	375,181	-	375,181

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
OVSCS	11,045	267,055	297,229	3	297,232	-	297,232	297,232	-	297,232
WRASP	23,047	224,612	240,665	-	240,665	5	240,660	240,660	-	240,660
LZREMS	4,084	75,867	86,298	10	86,308	-	86,308	86,308	-	86,308
M2IGSS	52,934	962,925	1,305,877	-	1,305,877	6	1,305,871	1,305,871	-	1,305,871
MMCGSC	195,801	1,659,513	2,257,585	-	2,257,585	58	2,257,527	2,257,527	-	2,257,527
MNDSC	70,718	1,182,306	1,669,654	-	1,669,654	76	1,669,578	1,669,578	-	1,669,578
MVFSC	105,462	1,964,234	2,105,026	28	2,105,054	-	2,105,054	2,091,290	13,764	2,105,054
MVIVSC	21,419	540,207	738,319	-	738,319	8	738,311	738,311	-	738,311
MSVF2	35,243	385,482	411,637	-	411,637	197	411,440	405,541	5,899	411,440
GBF	349,070	3,874,328	3,940,995	48	3,941,043	-	3,941,043	3,935,476	5,567	3,941,043
GEM2	61,068	734,574	901,371	64	901,435	-	901,435	901,435	-	901,435
GVAAA2	141,882	3,517,536	3,786,835	20	3,786,855	-	3,786,855	3,786,855	-	3,786,855
GVABD2	40,353	471,705	509,662	-	509,662	16	509,646	509,646	-	509,646
GVAGG2	42,551	1,320,698	1,712,695	56	1,712,751	-	1,712,751	1,712,751	-	1,712,751
GVAGI2	11,968	629,784	675,341	6	675,347	-	675,347	675,347	-	675,347
GVAGR2	30,872	2,514,673	3,729,935	99	3,730,034	-	3,730,034	3,730,034	-	3,730,034
GVDMA	1,071,179	12,436,420	14,086,006	-	14,086,006	17	14,085,989	14,085,989	-	14,085,989
GVDMC	523,059	5,737,836	5,884,411	-	5,884,411	12	5,884,399	5,884,399	-	5,884,399
GVEX2	33,024	664,788	733,458	-	733,458	4	733,454	733,454	-	733,454
GVIDA	208,928	2,586,827	2,726,515	-	2,726,515	54	2,726,461	2,726,461	-	2,726,461
GVIDC	351,840	3,625,368	3,708,398	-	3,708,398	50	3,708,348	3,708,348	-	3,708,348
GVIDM	1,790,711	20,673,280	21,613,884	-	21,613,884	11	21,613,873	21,613,873	-	21,613,873
HIBF	7,359	48,440	48,202	-	48,202	6	48,196	48,196	-	48,196
MCIF	13,031	302,045	298,810	-	298,810	32	298,778	298,778	-	298,778
MCIF2	101,255	2,231,269	2,292,416	-	2,292,416	50	2,292,366	2,292,366	-	2,292,366
NVAMV2	6,537	102,286	97,080	-	97,080	15	97,065	97,065	-	97,065
NVAMVZ	119,841	1,514,634	1,768,853	163	1,769,016	-	1,769,016	1,751,924	17,092	1,769,016
NVCBD1	964	10,641	11,034	-	11,034	7	11,027	11,027	-	11,027
NVCBD2	51,364	565,064	586,059	-	586,059	1	586,058	586,058	-	586,058
NVCCA2	58,218	602,112	617,108	3	617,111	-	617,111	617,111	-	617,111
NVCCN2	29,829	311,823	325,134	-	325,134	15	325,119	325,119	-	325,119
NVCMA2	4,881	43,005	46,416	-	46,416	16	46,400	46,400	-	46,400
NVCMC2	28,533	306,716	315,865	-	315,865	11	315,854	315,854	-	315,854
NVCMD2	186,200	2,065,949	2,018,408	-	2,018,408	12	2,018,396	2,018,396	-	2,018,396
NVCRA2	6,939	66,928	75,149	-	75,149	13	75,136	75,136	-	75,136

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVCRB2	55,461	618,643	620,053	-	620,053	28	620,025	620,025	-	620,025
NVDBL2	46,389	719,247	751,500	-	751,500	15	751,485	751,485	-	751,485
NVDCA2	2,466	43,162	45,169	17	45,186	-	45,186	45,186	-	45,186
NVIE6	5,864	59,296	67,441	8	67,449	-	67,449	67,449	-	67,449
NVLCP2	31,366	357,842	383,603	-	383,603	3	383,600	383,600	-	383,600
NVMIG6	2,465	24,917	29,599	11	29,610	-	29,610	29,610	-	29,610
NVMIVX	2,219	20,269	23,880	30	23,910	-	23,910	23,910	-	23,910
NVMIVZ	26,653	243,420	286,790	-	286,790	22	286,768	283,322	3,446	286,768
NVMLG2	3,544	28,137	30,865	-	30,865	9	30,856	30,856	-	30,856
NVMMG2	14,870	154,125	189,144	-	189,144	14	189,130	189,130	-	189,130
NVMMV2	27,068	262,206	210,859	-	210,859	9	210,850	210,850	-	210,850
NVNMO2	5,941	65,085	71,467	1	71,468	-	71,468	71,468	-	71,468
NVNSR1	804	10,972	11,326	2	11,328	-	11,328	11,328	-	11,328
NVNSR2	1,294	17,378	18,208	-	18,208	-	18,208	18,208	-	18,208
NVOLG1	2,662,746	46,818,318	50,166,133	2,868	50,169,001	-	50,169,001	50,135,991	33,010	50,169,001
NVOLG2	2,215,396	39,259,207	41,250,680	-	41,250,680	1,311	41,249,369	41,229,609	19,760	41,249,369
NVRE2	138,130	896,825	990,391	26	990,417	-	990,417	990,417	-	990,417
NVSTB2	4,901	50,356	50,919	-	50,919	4	50,915	50,915	-	50,915
NVTIV3	238	2,278	2,561	-	2,561	5	2,556	2,556	-	2,556
SAM	9,714,055	9,714,055	9,714,055	-	9,714,055	35	9,714,020	9,714,020	-	9,714,020
SCF	15,112	293,964	302,087	-	302,087	14	302,073	302,073	-	302,073
SCF2	52,396	925,153	957,280	-	957,280	57	957,223	952,791	4,432	957,223
SCGF2	32,562	470,108	562,025	65	562,090	-	562,090	562,090	-	562,090
SCVF	7,244	79,585	63,533	-	63,533	6	63,527	63,527	-	63,527
SCVF2	94,604	1,000,202	790,891	-	790,891	89	790,802	790,802	-	790,802
TRF2	1,272	28,287	29,787	-	29,787	7	29,780	29,780	-	29,780
AMSRS	4,503	99,448	138,208	-	138,208	45	138,163	138,163	-	138,163
PMVEBD	30	375	401	-	401	5	396	396	-	396
PMVFAD	7,043	73,485	74,166	-	74,166	8	74,158	74,158	-	74,158
PMVLAD	67,067	686,956	696,155	-	696,155	5	696,150	696,150	-	696,150
PVEIB	3,603	85,437	91,920	7	91,927	-	91,927	91,927	-	91,927
PVGOB	32,736	305,884	476,302	-	476,302	-	476,302	476,302	-	476,302
PVTIGB	2,529	29,101	41,685	15	41,700	-	41,700	41,700	-	41,700
PVTSCB	3,299	40,335	33,021	-	33,021	8	33,013	33,013	-	33,013
VWHA	227	6,009	5,096	-	5,096	4	5,092	5,092	-	5,092

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
VWHAS	9,859	103,819	212,472	-	212,472	2	212,470	212,470	-	212,470
WFVSCG	4,212	44,274	61,993	-	61,993	19	61,974	61,974	-	61,974

Total (unaudited)			$392,318,739	$7,397	$392,326,136	$3,826	$392,322,310	$391,997,965	$324,345	$392,322,310

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ALVGIB	ALVIVB	ALVPGB	ALVSVB	MLVGA3	DSIF	DSIFS
Reinvested dividends	$4,028,182	18,055	2,729	-	14,051	18,895	8,535	23,647
Mortality and expense risk charges (note 2)	(4,235,180)	(15,491)	(2,062)	(13,996)	(21,186)	(16,392)	(5,883)	(20,339)

Net investment income (loss)	(206,998)	2,564	667	(13,996)	(7,135)	2,503	2,652	3,308

Realized gain (loss) on investments	6,167,737	69,552	(7,317)	37,184	(146,151)	325	13,116	98,873
Change in unrealized gain (loss) on investments	25,543,400	(141,779)	7,707	209,142	19,475	175,582	39,993	73,341

Net gain (loss) on investments	31,711,137	(72,227)	390	246,326	(126,676)	175,907	53,109	172,214

Reinvested capital gains	19,715,115	74,188	-	96,893	86,559	91,624	33,306	107,312

Net increase (decrease) in contract owners’ equity resulting from operations	$51,219,254	4,525	1,057	329,223	(47,252)	270,034	89,067	282,834

Investment Activity:	DSRG	DVMCSS	DVSCS	ETVFR	FHIBS	FQB	FQBS	FVK2
Reinvested dividends	$937	300	2,004	1,228	99,855	25,983	33,241	-
Mortality and expense risk charges (note 2)	(963)	(761)	(1,988)	(365)	(19,432)	(10,567)	(14,324)	(640)

Net investment income (loss)	(26)	(461)	16	863	80,423	15,416	18,917	(640)

Realized gain (loss) on investments	638	(4,745)	1,304	(408)	(47,064)	1,798	(2,151)	161
Change in unrealized gain (loss) on investments	17,399	17,859	2,760	(344)	28,603	43,934	61,101	9,807

Net gain (loss) on investments	18,037	13,114	4,064	(752)	(18,461)	45,732	58,950	9,968

Reinvested capital gains	1,017	-	11,412	-	-	2,783	3,888	5,258

Net increase (decrease) in contract owners’ equity resulting from operations	$19,028	12,653	15,492	111	61,962	63,931	81,755	14,586

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FVU2S	FAM2	FAMG2	FAMGP	FAMGS	FAMP	FAMS	FB2
Reinvested dividends	$8,582	6,410	3,309	9,757	4,733	21,472	10,703	15,343
Mortality and expense risk charges (note 2)	(4,031)	(5,500)	(3,667)	(11,519)	(4,816)	(20,410)	(8,421)	(13,518)

Net investment income (loss)	4,551	910	(358)	(1,762)	(83)	1,062	2,282	1,825

Realized gain (loss) on investments	(2,532)	31,104	15,718	24,056	12,225	2,219	7,436	32,086
Change in unrealized gain (loss) on investments	(9,326)	26,834	36,256	94,974	55,313	160,335	92,584	185,984

Net gain (loss) on investments	(11,858)	57,938	51,974	119,030	67,538	162,554	100,020	218,070

Reinvested capital gains	-	7,252	5,295	11,988	6,648	18,961	10,365	18,248

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,307)	66,100	56,911	129,256	74,103	182,577	112,667	238,143

Investment Activity:	FBP	FBS	FDCA2	FDCAS	FEI2	FEIP	FEIS	FG2
Reinvested dividends	$154,021	26,931	594	362	112,520	114,168	97,753	3,228
Mortality and expense risk charges (note 2)	(151,894)	(19,169)	(14,085)	(2,561)	(78,256)	(88,849)	(57,650)	(87,612)

Net investment income (loss)	2,127	7,762	(13,491)	(2,199)	34,264	25,319	40,103	(84,384)

Realized gain (loss) on investments	530,091	52,933	15,441	1,273	14,875	30,371	36,338	880,803
Change in unrealized gain (loss) on investments	1,408,518	290,464	356,677	77,004	(93,171)	(75,132)	(43,422)	1,437,498

Net gain (loss) on investments	1,938,609	343,397	372,118	78,277	(78,296)	(44,761)	(7,084)	2,318,301

Reinvested capital gains	156,227	28,331	18,708	3,584	341,718	301,949	262,397	746,140

Net increase (decrease) in contract owners’ equity resulting from operations	$2,096,963	379,490	377,335	79,662	297,686	282,507	295,416	2,980,057

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FGI2	FGIP	FGIS	FGP	FGS	FHI2	FHIP	FHIS
Reinvested dividends	$56,756	80,841	89,461	8,919	6,436	81,829	227,923	107,539
Mortality and expense risk charges (note 2)	(32,774)	(53,341)	(42,843)	(167,069)	(104,312)	(18,850)	(64,295)	(21,696)

Net investment income (loss)	23,982	27,500	46,618	(158,150)	(97,876)	62,979	163,628	85,843

Realized gain (loss) on investments	221,869	204,965	134,110	919,119	387,149	(25,126)	(21,716)	(13,325)
Change in unrealized gain (loss) on investments	(234,425)	(210,685)	(119,069)	2,397,947	2,596,799	(28,428)	(91,069)	(43,389)

Net gain (loss) on investments	(12,556)	(5,720)	15,041	3,317,066	2,983,948	(53,554)	(112,785)	(56,714)

Reinvested capital gains	161,528	200,447	226,031	1,132,226	996,684	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$172,954	222,227	287,690	4,291,142	3,882,756	9,425	50,843	29,129

Investment Activity:	FIGBP	FIP	FMC2	FMCP	FMCS	FMMP	FO2	FOP
Reinvested dividends	$155,161	400,758	39,485	10,919	32,164	11,585	3,953	22,737
Mortality and expense risk charges (note 2)	(85,452)	(272,948)	(105,623)	(22,101)	(55,879)	(53,530)	(19,537)	(73,854)

Net investment income (loss)	69,709	127,810	(66,138)	(11,182)	(23,715)	(41,945)	(15,584)	(51,117)

Realized gain (loss) on investments	45,608	1,819,010	37,750	(15,859)	59,002	-	22,548	356,354
Change in unrealized gain (loss) on investments	443,450	1,641,876	1,640,201	314,698	988,033	-	227,881	380,973

Net gain (loss) on investments	489,058	3,460,886	1,677,951	298,839	1,047,035	-	250,429	737,327

Reinvested capital gains	2,699	77,796	-	-	-	-	8,139	24,464

Net increase (decrease) in contract owners’ equity resulting from operations	$561,466	3,666,492	1,611,813	287,657	1,023,320	(41,945)	242,984	710,674

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FOS	FV2	FVS	FVSS	FVSS2	FTVFA2	FTVRDI	TIF
Reinvested dividends	$5,260	3,662	2,321	1,176	8,098	6,798	13,188	2,618
Mortality and expense risk charges (note 2)	(15,080)	(3,225)	(1,649)	(957)	(8,708)	(5,297)	(9,507)	(792)

Net investment income (loss)	(9,820)	437	672	219	(610)	1,501	3,681	1,826

Realized gain (loss) on investments	11,163	7,826	1,505	1,381	9,858	(6,338)	18,759	1,215
Change in unrealized gain (loss) on investments	202,922	(5,300)	557	691	(11,242)	(68,943)	59,527	(5,478)

Net gain (loss) on investments	214,085	2,526	2,062	2,072	(1,384)	(75,281)	78,286	(4,263)

Reinvested capital gains	6,737	12,141	7,026	5,427	44,189	121,117	45,571	-

Net increase (decrease) in contract owners’ equity resulting from operations	$211,002	15,104	9,760	7,718	42,195	47,337	127,538	(2,437)

Investment Activity:	ACC2	ACEG2	AVCE2	AVGI	AVIE2	AVMCCI	OVAG	OVAG2
Reinvested dividends	$52,993	-	3,738	544	1,426	839	-	-
Mortality and expense risk charges (note 2)	(28,049)	(22,953)	(4,961)	(460)	(767)	(1,275)	(118)	(895)

Net investment income (loss)	24,944	(22,953)	(1,223)	84	659	(436)	(118)	(895)

Realized gain (loss) on investments	181,771	189,097	26,659	(216)	4,951	872	36	2,015
Change in unrealized gain (loss) on investments	(410,848)	401,763	(64,854)	(4,220)	803	(14,255)	6,278	46,302

Net gain (loss) on investments	(229,077)	590,860	(38,195)	(4,436)	5,754	(13,383)	6,314	48,317

Reinvested capital gains	65,891	167,383	80,800	9,392	1,554	23,765	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(138,242)	735,290	41,382	5,040	7,967	9,946	6,196	47,422

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	OVGIS	OVGS	OVGSS	OVIGS	OVSB	OVSBS	OVSC	OVSCS
Reinvested dividends	$44,287	1,368	13,152	348	4,732	121,781	1,916	963
Mortality and expense risk charges (note 2)	(42,757)	(2,106)	(34,456)	(544)	(957)	(25,616)	(3,210)	(2,865)

Net investment income (loss)	1,530	(738)	(21,304)	(196)	3,775	96,165	(1,294)	(1,902)

Realized gain (loss) on investments	283,698	292	75,117	742	(2,488)	(28,181)	(408)	(13,404)
Change in unrealized gain (loss) on investments	(217,989)	42,547	551,038	9,256	94	(32,500)	56,372	46,625

Net gain (loss) on investments	65,709	42,839	626,155	9,998	(2,394)	(60,681)	55,964	33,221

Reinvested capital gains	375,057	7,126	109,064	731	-	-	4,340	3,838

Net increase (decrease) in contract owners’ equity resulting from operations	$442,296	49,227	713,915	10,533	1,381	35,484	59,010	35,157

Investment Activity:	WRASP	LZREMS	M2IGSS	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVF2
Reinvested dividends	$4,416	1,955	3,015	-	-	27,257	5,564	9,686
Mortality and expense risk charges (note 2)	(2,296)	(1,202)	(14,736)	(21,428)	(14,736)	(21,284)	(7,398)	(4,005)

Net investment income (loss)	2,120	753	(11,721)	(21,428)	(14,736)	5,973	(1,834)	5,681

Realized gain (loss) on investments	3,845	(33,848)	72,018	87,923	8,979	13,738	54,773	1,880
Change in unrealized gain (loss) on investments	16,623	11,710	56,709	388,456	391,354	(47,087)	54,194	11,856

Net gain (loss) on investments	20,468	(22,138)	128,727	476,379	400,333	(33,349)	108,967	13,736

Reinvested capital gains	3,653	-	132,556	156,039	143,759	91,600	14,555	3,886

Net increase (decrease) in contract owners’ equity resulting from operations	$26,241	(21,385)	249,562	610,990	529,356	64,224	121,688	23,303

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GBF	GEM2	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA
Reinvested dividends	$82,729	14,145	50,143	10,404	9,866	11,454	20,115	27,658
Mortality and expense risk charges (note 2)	(44,108)	(9,207)	(36,628)	(5,629)	(16,249)	(7,372)	(30,587)	(144,941)

Net investment income (loss)	38,621	4,938	13,515	4,775	(6,383)	4,082	(10,472)	(117,283)

Realized gain (loss) on investments	(18,578)	36,095	16,500	2,407	127,817	4,288	93,120	229,988
Change in unrealized gain (loss) on investments	163,917	37,548	71,724	27,516	177,587	(164)	902,585	495,913

Net gain (loss) on investments	145,339	73,643	88,224	29,923	305,404	4,124	995,705	725,901

Reinvested capital gains	-	-	259,263	336	100,581	70,722	263,419	787,356

Net increase (decrease) in contract owners’ equity resulting from operations	$183,960	78,581	361,002	35,034	399,602	78,928	1,248,652	1,395,974

Investment Activity:	GVDMC	GVEX2	GVIDA	GVIDC	GVIDM	HIBF	MCIF	MCIF2
Reinvested dividends	$7,689	10,042	5,376	3,461	27,717	2,442	2,996	19,683
Mortality and expense risk charges (note 2)	(70,444)	(1,667)	(27,334)	(43,569)	(255,500)	(711)	(2,872)	(23,511)

Net investment income (loss)	(62,755)	8,375	(21,958)	(40,108)	(227,783)	1,731	124	(3,828)

Realized gain (loss) on investments	38,114	80	35,508	(20,711)	550,519	(1,812)	(8,223)	(124,366)
Change in unrealized gain (loss) on investments	235,472	68,670	110,974	205,411	193,962	1,236	20,640	171,417

Net gain (loss) on investments	273,586	68,750	146,482	184,700	744,481	(576)	12,417	47,051

Reinvested capital gains	163,326	-	158,457	32,955	1,144,249	-	12,659	105,409

Net increase (decrease) in contract owners’ equity resulting from operations	$374,157	77,125	282,981	177,547	1,660,947	1,155	25,200	148,632

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVAMV2	NVAMVZ	NVCBD1	NVCBD2	NVCCA2	NVCCN2	NVCMA2	NVCMC2
Reinvested dividends	$1,032	20,163	286	13,849	5,425	659	1,288	1,749
Mortality and expense risk charges (note 2)	(980)	(6,224)	(121)	(5,766)	(6,365)	(2,937)	(1,078)	(4,034)

Net investment income (loss)	52	13,939	165	8,083	(940)	(2,278)	210	(2,285)

Realized gain (loss) on investments	(8,275)	30,133	2	1,684	615	(241)	(11,578)	(1,989)
Change in unrealized gain (loss) on investments	(98)	254,218	394	19,259	35,718	20,192	13,683	24,755

Net gain (loss) on investments	(8,373)	284,351	396	20,943	36,333	19,951	2,105	22,766

Reinvested capital gains	2,208	-	24	1,358	21,228	644	2,553	2,206

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,113)	298,290	585	30,384	56,621	18,317	4,868	22,687

Investment Activity:	NVCMD2	NVCRA2	NVCRB2	NVDBL2	NVDCA2	NVIE6	NVLCP2	NVMIG6
Reinvested dividends	$15,751	743	3,618	919	74	570	9,840	-
Mortality and expense risk charges (note 2)	(21,698)	(670)	(5,810)	(7,677)	(439)	(673)	(3,900)	(104)

Net investment income (loss)	(5,947)	73	(2,192)	(6,758)	(365)	(103)	5,940	(104)

Realized gain (loss) on investments	(20,908)	2	(2,235)	(774)	(154)	(6,490)	819	31
Change in unrealized gain (loss) on investments	148,218	7,893	46,088	42,086	2,300	3,498	21,359	4,683

Net gain (loss) on investments	127,310	7,895	43,853	41,312	2,146	(2,992)	22,178	4,714

Reinvested capital gains	52,836	-	7,358	20,262	2,404	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$174,199	7,968	49,019	54,816	4,185	(3,095)	28,118	4,610

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVMIVX	NVMIVZ	NVMLG2	NVMMG2	NVMMV2	NVNMO2	NVNSR1	NVNSR2
Reinvested dividends	$-	-	-	-	3,869	209	80	124
Mortality and expense risk charges (note 2)	(80)	(576)	(596)	(1,158)	(1,993)	(682)	(107)	(156)

Net investment income (loss)	(80)	(576)	(596)	(1,158)	1,876	(473)	(27)	(32)

Realized gain (loss) on investments	6	1,594	(27,452)	255	(7,362)	(1,231)	(36)	(37)
Change in unrealized gain (loss) on investments	3,611	43,369	7,657	49,183	(1,093)	(3,474)	624	984

Net gain (loss) on investments	3,617	44,963	(19,795)	49,438	(8,455)	(4,705)	588	947

Reinvested capital gains	-	-	33,383	17,233	-	5,219	663	1,067

Net increase (decrease) in contract owners’ equity resulting from operations	$3,537	44,387	12,992	65,513	(6,579)	41	1,224	1,982

Investment Activity:	NVOLG1	NVOLG2	NVRE2	NVSTB2	NVTIV3	SAM	SCF	SCF2
Reinvested dividends	$606,577	408,522	12,686	939	79	25,796	48	174
Mortality and expense risk charges (note 2)	(645,977)	(395,736)	(10,284)	(858)	(47)	(112,040)	(2,399)	(10,063)

Net investment income (loss)	(39,400)	12,786	2,402	81	32	(86,244)	(2,351)	(9,889)

Realized gain (loss) on investments	(99,014)	531,722	(35,202)	322	(1,131)	-	4,005	(126,390)
Change in unrealized gain (loss) on investments	2,870,774	1,739,615	(53,354)	1,199	831	-	41,283	245,265

Net gain (loss) on investments	2,771,760	2,271,337	(88,556)	1,521	(300)	-	45,288	118,875

Reinvested capital gains	4,771,189	3,870,857	4,898	-	-	-	10,093	36,808

Net increase (decrease) in contract owners’ equity resulting from operations	$7,503,549	6,154,980	(81,256)	1,602	(268)	(86,244)	53,030	145,794

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	SCGF2	SCVF	SCVF2	TRF2	AMSRS	PMVEBD	PMVFAD	PMVLAD
Reinvested dividends	$-	40	-	246	717	890	4,631	7,942
Mortality and expense risk charges (note 2)	(4,942)	(526)	(7,880)	(455)	(1,337)	(286)	(1,011)	(7,349)

Net investment income (loss)	(4,942)	(486)	(7,880)	(209)	(620)	604	3,620	593

Realized gain (loss) on investments	(16,641)	(2,294)	(103,377)	8,633	22,111	(175)	(3,674)	(1,753)
Change in unrealized gain (loss) on investments	123,298	6,302	118,173	(9,692)	(5,462)	(770)	7,051	14,065

Net gain (loss) on investments	106,657	4,008	14,796	(1,059)	16,649	(945)	3,377	12,312

Reinvested capital gains	65,761	273	3,704	2,001	4,927	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$167,476	3,795	10,620	733	20,956	(341)	6,997	12,905

Investment Activity:	PVEIB	PVGOB	PVTIGB	PVTSCB	VWHA	VWHAS	WFVSCG	IVKMG1
Reinvested dividends	$1,410	132	577	280	254	1,268	-	-
Mortality and expense risk charges (note 2)	(970)	(4,172)	(399)	(280)	(343)	(1,577)	(567)	(48)

Net investment income (loss)	440	(4,040)	178	-	(89)	(309)	(567)	(48)

Realized gain (loss) on investments	(991)	19,985	262	(904)	(14,688)	(6,246)	(8,328)	(3,401)
Change in unrealized gain (loss) on investments	(2,475)	82,796	3,576	1,869	19,282	114,941	20,520	(1,292)

Net gain (loss) on investments	(3,466)	102,781	3,838	965	4,594	108,695	12,192	(4,693)

Reinvested capital gains	5,675	18,601	-	-	-	-	2,865	3,920

Net increase (decrease) in contract owners’ equity resulting from operations	$2,649	117,342	4,016	965	4,505	108,386	14,490	(821)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	IVKMG2	GVDIVI	GVDIV2	NVMLV2
Reinvested dividends	$-	1,882	24,972	23,039
Mortality and expense risk charges (note 2)	(389)	(173)	(2,166)	(14,013)

Net investment income (loss)	(389)	1,709	22,806	9,026

Realized gain (loss) on investments	(46,553)	(12,394)	(169,156)	(1,480,356)
Change in unrealized gain (loss) on investments	1,356	7,187	98,479	525,344

Net gain (loss) on investments	(45,197)	(5,207)	(70,677)	(955,012)

Reinvested capital gains	29,089	-	-	695,814

Net increase (decrease) in contract owners’ equity resulting from operations	$(16,497)	(3,498)	(47,871)	(250,172)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ALVGIB		ALVIVB		ALVPGB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(206,998)	2,380,695	2,564	(1,762)	667	(830)	(13,996)	(17,534)
Realized gain (loss) on investments	6,167,737	10,793,833	69,552	149,879	(7,317)	(19,998)	37,184	92,940
Change in unrealized gain (loss) on investments	25,543,400	26,157,114	(141,779)	(3,079)	7,707	50,070	209,142	113,899
Reinvested capital gains	19,715,115	39,262,481	74,188	173,146	-	-	96,893	172,945

Net increase (decrease) in contract owners’ equity resulting from operations	51,219,254	78,594,123	4,525	318,184	1,057	29,242	329,223	362,250

Equity transactions:
Purchase payments received from contract owners (note 4)	4,753,061	4,021,364	11,976	7,464	-	-	2,395	2,521
Transfers between funds	-	-	(36,429)	(22,788)	(32)	-	27,052	(9,990)
Redemptions (notes 2, 3, and 4)	(40,130,577)	(42,209,673)	(73,868)	(175,309)	(6,969)	(25,627)	(159,579)	(388,094)
Adjustments to maintain reserves	(6,174)	(4,682)	73	(131)	23	(15)	35	(34)

Net equity transactions	(35,383,690)	(38,192,991)	(98,248)	(190,764)	(6,978)	(25,642)	(130,097)	(395,597)

Net change in contract owners’ equity	15,835,564	40,401,132	(93,723)	127,420	(5,921)	3,600	199,126	(33,347)
Contract owners’ equity at beginning of period	376,486,746	336,085,614	1,621,462	1,494,042	207,776	204,176	1,154,752	1,188,099

Contract owners’ equity at end of period	$392,322,310	376,486,746	1,527,739	1,621,462	201,855	207,776	1,353,878	1,154,752

CHANGE IN UNITS:
Beginning units	13,649,566	15,169,873	56,557	63,789	11,466	13,071	33,723	47,218
Units purchased	1,831,840	1,005,824	1,622	2,090	-	-	1,604	1,177
Units redeemed	(2,909,991)	(2,526,131)	(5,563)	(9,322)	(431)	(1,605)	(5,659)	(14,672)

Ending units	12,571,415	13,649,566	52,616	56,557	11,035	11,466	29,668	33,723

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ALVSVB		MLVGA3		DSIF		DSIFS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(7,135)	(19,508)	2,503	1,426	2,652	3,154	3,308	5,670
Realized gain (loss) on investments	(146,151)	18,923	325	(18,427)	13,116	7,579	98,873	61,095
Change in unrealized gain (loss) on investments	19,475	134,795	175,582	170,127	39,993	91,728	73,341	308,199
Reinvested capital gains	86,559	258,042	91,624	53,630	33,306	24,764	107,312	94,952

Net increase (decrease) in contract owners’ equity resulting from operations	(47,252)	392,252	270,034	206,756	89,067	127,225	282,834	469,916

Equity transactions:
Purchase payments received from contract owners (note 4)	5,875	13,355	1,254	6,598	1,369	1,379	7,659	5,437
Transfers between funds	(94,965)	27,170	46,159	(44,596)	575	(800)	(49,335)	29,896
Redemptions (notes 2, 3, and 4)	(216,843)	(178,287)	(58,687)	(78,722)	(20,688)	(12,588)	(154,111)	(258,120)
Adjustments to maintain reserves	138	(37)	6	(20)	62	(7)	(26)	(85)

Net equity transactions	(305,795)	(137,799)	(11,268)	(116,740)	(18,682)	(12,016)	(195,813)	(222,872)

Net change in contract owners’ equity	(353,047)	254,453	258,766	90,016	70,385	115,209	87,021	247,044
Contract owners’ equity at beginning of period	2,409,622	2,155,169	1,393,629	1,303,613	547,214	432,005	1,919,690	1,672,646

Contract owners’ equity at end of period	$2,056,575	2,409,622	1,652,395	1,393,629	617,599	547,214	2,006,711	1,919,690

CHANGE IN UNITS:
Beginning units	61,514	65,201	75,010	81,650	15,566	15,947	50,797	57,318
Units purchased	2,198	1,224	6,585	550	167	44	6,615	1,030
Units redeemed	(12,018)	(4,911)	(6,990)	(7,190)	(688)	(425)	(11,990)	(7,551)

Ending units	51,694	61,514	74,605	75,010	15,045	15,566	45,422	50,797

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DSRG		DVMCSS		DVSCS		ETVFR
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(26)	246	(461)	(377)	16	(450)	863	1,333
Realized gain (loss) on investments	638	480	(4,745)	(1,607)	1,304	3,289	(408)	(866)
Change in unrealized gain (loss) on investments	17,399	17,456	17,859	8,653	2,760	18,727	(344)	1,428
Reinvested capital gains	1,017	2,347	-	5,311	11,412	17,352	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,028	20,529	12,653	11,980	15,492	38,918	111	1,895

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	957	957	-	-	-	-
Transfers between funds	1,469	-	(8,231)	-	(10,833)	1,266	(5,147)	14,090
Redemptions (notes 2, 3, and 4)	(404)	(384)	(2,197)	(17,014)	(4,161)	(8,658)	(1,931)	(7,387)
Adjustments to maintain reserves	18	33	25	(11)	28	(86)	(4)	13

Net equity transactions	1,083	(351)	(9,446)	(16,068)	(14,966)	(7,478)	(7,082)	6,716

Net change in contract owners’ equity	20,111	20,178	3,207	(4,088)	526	31,440	(6,971)	8,611
Contract owners’ equity at beginning of period	82,716	62,538	64,823	68,911	220,471	189,031	40,518	31,907

Contract owners’ equity at end of period	$102,827	82,716	68,030	64,823	220,997	220,471	33,547	40,518

CHANGE IN UNITS:
Beginning units	2,800	2,812	4,796	6,042	5,508	5,706	3,593	3,000
Units purchased	48	-	3,372	75	83	43	34	3,272
Units redeemed	(13)	(12)	(3,454)	(1,321)	(546)	(241)	(681)	(2,679)

Ending units	2,835	2,800	4,714	4,796	5,045	5,508	2,946	3,593

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FHIBS		FQB		FQBS		FVK2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$80,423	85,155	15,416	15,022	18,917	21,302	(640)	(547)
Realized gain (loss) on investments	(47,064)	(12,603)	1,798	(1,547)	(2,151)	(6,437)	161	163
Change in unrealized gain (loss) on investments	28,603	148,603	43,934	58,866	61,101	87,806	9,807	9,441
Reinvested capital gains	-	-	2,783	33	3,888	52	5,258	4,381

Net increase (decrease) in contract owners’ equity resulting from operations	61,962	221,155	63,931	72,374	81,755	102,723	14,586	13,438

Equity transactions:
Purchase payments received from contract owners (note 4)	5,026	11,804	3,291	2,607	4,928	3,034	-	-
Transfers between funds	(22,386)	(7,589)	(8,042)	107,490	(7,008)	(20,681)	-	-
Redemptions (notes 2, 3, and 4)	(198,986)	(111,568)	(31,229)	(79,511)	(124,400)	(99,174)	(820)	(785)
Adjustments to maintain reserves	(138)	115	26	(38)	(54)	47	(4)	(29)

Net equity transactions	(216,484)	(107,238)	(35,954)	30,548	(126,534)	(116,774)	(824)	(814)

Net change in contract owners’ equity	(154,522)	113,917	27,977	102,922	(44,779)	(14,051)	13,762	12,624
Contract owners’ equity at beginning of period	1,873,923	1,760,006	947,394	844,472	1,312,758	1,326,809	54,379	41,755

Contract owners’ equity at end of period	$1,719,401	1,873,923	975,371	947,394	1,267,979	1,312,758	68,141	54,379

CHANGE IN UNITS:
Beginning units	65,510	69,383	53,565	51,627	76,332	83,224	1,722	1,748
Units purchased	2,419	3,398	651	6,826	990	2,189	-	-
Units redeemed	(10,252)	(7,271)	(2,613)	(4,888)	(8,308)	(9,081)	(28)	(26)

Ending units	57,677	65,510	51,603	53,565	69,014	76,332	1,694	1,722

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVU2S		FAM2		FAMG2		FAMGP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,551	3,970	910	3,547	(358)	1,358	(1,762)	742
Realized gain (loss) on investments	(2,532)	(315)	31,104	17,844	15,718	4,747	24,056	42,893
Change in unrealized gain (loss) on investments	(9,326)	68,943	26,834	47,067	36,256	50,208	94,974	77,080
Reinvested capital gains	-	-	7,252	25,813	5,295	22,207	11,988	48,480

Net increase (decrease) in contract owners’ equity resulting from operations	(7,307)	72,598	66,100	94,271	56,911	78,520	129,256	169,195

Equity transactions:
Purchase payments received from contract owners (note 4)	9,420	4,103	-	-	-	-	1,506	1,415
Transfers between funds	(39,608)	6,636	(16,391)	-	-	-	40,335	(16,601)
Redemptions (notes 2, 3, and 4)	(41,740)	(38,333)	(142,463)	(60,205)	(71,962)	(25,294)	(84,402)	(152,822)
Adjustments to maintain reserves	38	(14)	6	(51)	24	(28)	(48)	3

Net equity transactions	(71,890)	(27,608)	(158,848)	(60,256)	(71,938)	(25,322)	(42,609)	(168,005)

Net change in contract owners’ equity	(79,197)	44,990	(92,748)	34,015	(15,027)	53,198	86,647	1,190
Contract owners’ equity at beginning of period	446,505	401,515	622,509	588,494	431,906	378,708	891,048	889,858

Contract owners’ equity at end of period	$367,308	446,505	529,761	622,509	416,879	431,906	977,695	891,048

CHANGE IN UNITS:
Beginning units	41,532	44,308	31,945	35,276	24,283	25,825	32,891	39,786
Units purchased	1,097	1,075	-	-	-	-	1,953	301
Units redeemed	(8,340)	(3,851)	(7,970)	(3,331)	(4,023)	(1,542)	(3,611)	(7,196)

Ending units	34,289	41,532	23,975	31,945	20,260	24,283	31,233	32,891

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FAMGS		FAMP		FAMS		FB2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(83)	1,839	1,062	5,340	2,282	5,635	1,825	5,352
Realized gain (loss) on investments	12,225	19,803	2,219	(1,460)	7,436	(13,523)	32,086	13,937
Change in unrealized gain (loss) on investments	55,313	46,437	160,335	166,217	92,584	117,766	185,984	165,574
Reinvested capital gains	6,648	27,391	18,961	66,409	10,365	43,300	18,248	56,552

Net increase (decrease) in contract owners’ equity resulting from operations	74,103	95,470	182,577	236,506	112,667	153,178	238,143	241,415

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	624	276	1,650	8,250	-	10,769
Transfers between funds	(22,290)	(21,290)	17,310	(19,429)	-	(8,771)	(26,372)	(244)
Redemptions (notes 2, 3, and 4)	(24,789)	(57,997)	(202,068)	(181,520)	(249,124)	(263,061)	(113,212)	(64,453)
Adjustments to maintain reserves	53	(28)	(270)	(26)	23	47	88	(70)

Net equity transactions	(47,026)	(79,315)	(184,404)	(200,699)	(247,451)	(263,535)	(139,496)	(53,998)

Net change in contract owners’ equity	27,077	16,155	(1,827)	35,807	(134,784)	(110,357)	98,647	187,417
Contract owners’ equity at beginning of period	488,527	472,372	1,559,975	1,524,168	934,385	1,044,742	1,264,520	1,077,103

Contract owners’ equity at end of period	$515,604	488,527	1,558,148	1,559,975	799,601	934,385	1,363,167	1,264,520

CHANGE IN UNITS:
Beginning units	21,283	24,888	56,988	64,901	38,052	49,824	50,153	52,456
Units purchased	-	3	642	24	82	350	-	459
Units redeemed	(1,882)	(3,608)	(7,351)	(7,937)	(9,559)	(12,122)	(5,406)	(2,762)

Ending units	19,401	21,283	50,279	56,988	28,575	38,052	44,747	50,153

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FBP		FBS		FDCA2		FDCAS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,127	34,528	7,762	12,552	(13,491)	(10,375)	(2,199)	(976)
Realized gain (loss) on investments	530,091	497,212	52,933	44,130	15,441	(4,857)	1,273	5,999
Change in unrealized gain (loss) on investments	1,408,518	1,132,523	290,464	244,754	356,677	112,823	77,004	14,743
Reinvested capital gains	156,227	497,019	28,331	89,230	18,708	220,047	3,584	36,842

Net increase (decrease) in contract owners’ equity resulting from operations	2,096,963	2,161,282	379,490	390,666	377,335	317,638	79,662	56,608

Equity transactions:
Purchase payments received from contract owners (note 4)	121,108	173,597	1,000	2,400	2,828	3,450	-	-
Transfers between funds	(442,809)	(27,862)	22,286	(10,952)	(4,325)	(769)	(25)	(1)
Redemptions (notes 2, 3, and 4)	(1,105,788)	(1,026,057)	(199,979)	(125,818)	(146,960)	(209,948)	(25)	(12,440)
Adjustments to maintain reserves	(99)	106	19	(59)	17	6	17	15

Net equity transactions	(1,427,588)	(880,216)	(176,674)	(134,429)	(148,440)	(207,261)	(33)	(12,426)

Net change in contract owners’ equity	669,375	1,281,066	202,816	256,237	228,895	110,377	79,629	44,182
Contract owners’ equity at beginning of period	11,201,964	9,920,898	1,999,779	1,743,542	1,278,625	1,168,248	247,348	203,166

Contract owners’ equity at end of period	$11,871,339	11,201,964	2,202,595	1,999,779	1,507,520	1,278,625	326,977	247,348

CHANGE IN UNITS:
Beginning units	262,331	284,758	65,209	69,964	54,566	65,059	9,999	10,588
Units purchased	8,598	7,276	1,737	1,215	327	176	-	-
Units redeemed	(40,194)	(29,703)	(7,642)	(5,970)	(6,080)	(10,669)	(1)	(589)

Ending units	230,735	262,331	59,304	65,209	48,813	54,566	9,998	9,999

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FEI2		FEIP		FEIS		FG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$34,264	52,031	25,319	43,396	40,103	53,855	(84,384)	(72,547)
Realized gain (loss) on investments	14,875	106,277	30,371	194,628	36,338	134,158	880,803	680,464
Change in unrealized gain (loss) on investments	(93,171)	1,080,321	(75,132)	921,685	(43,422)	822,933	1,437,498	906,830
Reinvested capital gains	341,718	507,065	301,949	475,600	262,397	400,772	746,140	448,533

Net increase (decrease) in contract owners’ equity resulting from operations	297,686	1,745,694	282,507	1,635,309	295,416	1,411,718	2,980,057	1,963,280

Equity transactions:
Purchase payments received from contract owners (note 4)	71,164	35,017	19,793	183,492	3,596	3,204	29,057	42,493
Transfers between funds	(114,879)	13,687	(32,942)	(115,594)	(69,345)	(66,169)	2,585	(273,975)
Redemptions (notes 2, 3, and 4)	(912,340)	(705,121)	(648,627)	(1,186,541)	(411,357)	(807,842)	(912,073)	(813,332)
Adjustments to maintain reserves	57	(56)	80	(189)	25	(48)	40	(69)
Net equity transactions	(955,998)	(656,473)	(661,696)	(1,118,832)	(477,081)	(870,855)	(880,391)	(1,044,883)

Net change in contract owners’ equity	(658,312)	1,089,221	(379,189)	516,477	(181,665)	540,863	2,099,666	918,397
Contract owners’ equity at beginning of period	8,116,773	7,027,552	7,298,747	6,782,270	6,345,772	5,804,909	7,318,073	6,399,676

Contract owners’ equity at end of period	$7,458,461	8,116,773	6,919,558	7,298,747	6,164,107	6,345,772	9,417,739	7,318,073

CHANGE IN UNITS:
Beginning units	309,177	336,322	201,505	234,998	213,668	245,942	341,782	396,350
Units purchased	5,056	6,318	3,022	7,336	740	568	24,480	6,850
Units redeemed	(44,619)	(33,463)	(23,114)	(40,829)	(17,240)	(32,842)	(56,474)	(61,418)
Ending units	269,614	309,177	181,413	201,505	197,168	213,668	309,788	341,782

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FGI2		FGIP		FGIS		FGP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$23,982	75,946	27,500	91,665	46,618	117,004	(158,150)	(114,391)
Realized gain (loss) on investments	221,869	256,845	204,965	237,436	134,110	244,871	919,119	828,619
Change in unrealized gain (loss) on investments	(234,425)	188,207	(210,685)	339,468	(119,069)	397,996	2,397,947	1,441,146
Reinvested capital gains	161,528	283,621	200,447	362,056	226,031	401,471	1,132,226	614,200

Net increase (decrease) in contract owners’ equity resulting from operations	172,954	804,619	222,227	1,030,625	287,690	1,161,342	4,291,142	2,769,574

Equity transactions:
Purchase payments received from contract owners (note 4)	16,553	15,519	23,422	20,612	80	30,250	15,091	84,581
Transfers between funds	(161,405)	(59,909)	(126,767)	(14,514)	(64,064)	(102,666)	(172,767)	(10,583)
Redemptions (notes 2, 3, and 4)	(198,676)	(348,885)	(219,470)	(531,848)	(119,521)	(515,355)	(778,324)	(507,690)
Adjustments to maintain reserves	67	(128)	(6)	(137)	128	(238)	(5,093)	(33)

Net equity transactions	(343,461)	(393,403)	(322,821)	(525,887)	(183,377)	(588,009)	(941,093)	(433,725)

Net change in contract owners’ equity	(170,507)	411,216	(100,594)	504,738	104,313	573,333	3,350,049	2,335,849
Contract owners’ equity at beginning of period	3,421,431	3,010,215	4,394,512	3,889,774	4,849,753	4,276,420	10,951,355	8,615,506

Contract owners’ equity at end of period	$3,250,924	3,421,431	4,293,918	4,394,512	4,954,066	4,849,753	14,301,404	10,951,355

CHANGE IN UNITS:
Beginning units	139,310	157,055	110,788	125,623	142,917	162,030	233,086	242,955
Units purchased	3,008	1,298	1,302	1,803	672	1,642	8,014	15,767
Units redeemed	(17,728)	(19,043)	(10,253)	(16,638)	(6,421)	(20,755)	(26,565)	(25,636)

Ending units	124,590	139,310	101,837	110,788	137,168	142,917	214,535	233,086

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FGS		FHI2		FHIP		FHIS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(97,876)	(73,093)	62,979	71,701	163,628	183,458	85,843	94,399
Realized gain (loss) on investments	387,149	555,723	(25,126)	(16,015)	(21,716)	(10,692)	(13,325)	(163)
Change in unrealized gain (loss) on investments	2,596,799	1,461,633	(28,428)	178,347	(91,069)	455,461	(43,389)	201,970
Reinvested capital gains	996,684	557,506	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,882,756	2,501,769	9,425	234,033	50,843	628,227	29,129	296,206

Equity transactions:
Purchase payments received from contract owners (note 4)	1,878	28,832	2,530	13,343	37,679	28,709	-	19,999
Transfers between funds	(231,306)	(69,233)	(26,602)	(9,371)	8,987	8,913	(32,589)	(5,658)
Redemptions (notes 2, 3, and 4)	(392,100)	(882,542)	(142,017)	(202,603)	(358,705)	(559,255)	(80,000)	(194,479)
Adjustments to maintain reserves	(3)	(13)	57	(42)	(330)	(11)	19	(23)

Net equity transactions	(621,531)	(922,956)	(166,032)	(198,673)	(312,369)	(521,644)	(112,570)	(180,161)

Net change in contract owners’ equity	3,261,225	1,578,813	(156,607)	35,360	(261,526)	106,583	(83,441)	116,045
Contract owners’ equity at beginning of period	9,585,434	8,006,621	1,838,908	1,803,548	4,979,350	4,872,767	2,338,545	2,222,500

Contract owners’ equity at end of period	$12,846,659	9,585,434	1,682,301	1,838,908	4,717,824	4,979,350	2,255,104	2,338,545

CHANGE IN UNITS:
Beginning units	228,952	254,601	96,807	107,633	232,341	258,160	124,096	134,299
Units purchased	853	1,173	1,387	3,230	4,303	12,973	1,347	2,245
Units redeemed	(14,206)	(26,822)	(10,826)	(14,056)	(19,280)	(38,792)	(7,702)	(12,448)

Ending units	215,599	228,952	87,368	96,807	217,364	232,341	117,741	124,096

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FIGBP		FIP		FMC2		FMCP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$69,709	109,548	127,810	172,844	(66,138)	(45,003)	(11,182)	(8,831)
Realized gain (loss) on investments	45,608	(49,876)	1,819,010	1,464,946	37,750	(2,870)	(15,859)	(292)
Change in unrealized gain (loss) on investments	443,450	526,980	1,641,876	3,814,398	1,640,201	941,716	314,698	167,462
Reinvested capital gains	2,699	-	77,796	332,486	-	1,211,724	-	221,527

Net increase (decrease) in contract owners’ equity resulting from operations	561,466	586,652	3,666,492	5,784,674	1,611,813	2,105,567	287,657	379,866

Equity transactions:
Purchase payments received from contract owners (note 4)	42,609	101,840	72,489	151,866	10,918	44,105	6,653	18,194
Transfers between funds	(106,418)	265,755	(281,972)	(177,197)	(221,593)	(12,890)	(19,388)	4,210
Redemptions (notes 2, 3, and 4)	(750,899)	(950,258)	(2,095,341)	(1,485,710)	(1,045,525)	(842,936)	(111,946)	(398,942)
Adjustments to maintain reserves	78	(174)	164	(103)	(3)	(71)	26	(89)

Net equity transactions	(814,630)	(582,837)	(2,304,660)	(1,511,144)	(1,256,203)	(811,792)	(124,655)	(376,627)

Net change in contract owners’ equity	(253,164)	3,815	1,361,832	4,273,530	355,610	1,293,775	163,002	3,239
Contract owners’ equity at beginning of period	7,309,975	7,306,160	24,311,780	20,038,250	11,171,052	9,877,277	1,856,871	1,853,632

Contract owners’ equity at end of period	$7,056,811	7,309,975	25,673,612	24,311,780	11,526,662	11,171,052	2,019,873	1,856,871

CHANGE IN UNITS:
Beginning units	312,503	338,882	607,919	650,919	241,230	260,035	23,138	28,142
Units purchased	11,670	27,059	7,715	11,125	3,028	2,668	138	410
Units redeemed	(45,399)	(53,438)	(64,273)	(54,125)	(31,141)	(21,473)	(1,700)	(5,414)

Ending units	278,774	312,503	551,361	607,919	213,117	241,230	21,576	23,138

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FMCS		FMMP		FO2		FOP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(23,715)	(11,343)	(41,945)	23,805	(15,584)	8,137	(51,117)	16,122
Realized gain (loss) on investments	59,002	120,103	-	-	22,548	41,130	356,354	32,363
Change in unrealized gain (loss) on investments	988,033	411,706	-	-	227,881	319,135	380,973	1,010,683
Reinvested capital gains	-	647,808	-	-	8,139	69,768	24,464	202,457

Net increase (decrease) in contract owners’ equity resulting from operations	1,023,320	1,168,274	(41,945)	23,805	242,984	438,170	710,674	1,261,625

Equity transactions:
Purchase payments received from contract owners (note 4)	4,585	4,582	664,058	304,674	3,584	17,223	95,052	26,788
Transfers between funds	(14,450)	(58,808)	3,420,715	1,649,110	(36,056)	(39,661)	(316,276)	(118,512)
Redemptions (notes 2, 3, and 4)	(95,554)	(322,576)	(2,666,333)	(2,638,327)	(176,010)	(191,836)	(467,777)	(513,181)
Adjustments to maintain reserves	(122)	43	(195)	201	125	(114)	(76)	(148)

Net equity transactions	(105,541)	(376,759)	1,418,245	(684,342)	(208,357)	(214,388)	(689,077)	(605,053)

Net change in contract owners’ equity	917,779	791,515	1,376,300	(660,537)	34,627	223,782	21,597	656,572
Contract owners’ equity at beginning of period	6,173,561	5,382,046	3,381,718	4,042,255	1,990,416	1,766,634	5,758,023	5,101,451

Contract owners’ equity at end of period	$7,091,340	6,173,561	4,758,018	3,381,718	2,025,043	1,990,416	5,779,620	5,758,023

CHANGE IN UNITS:
Beginning units	73,665	78,453	276,218	329,911	133,700	149,856	229,946	256,238
Units purchased	193	139	401,811	196,950	3,513	2,553	10,454	2,100
Units redeemed	(1,466)	(4,927)	(286,666)	(250,643)	(18,271)	(18,709)	(38,008)	(28,392)

Ending units	72,392	73,665	391,363	276,218	118,942	133,700	202,392	229,946

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FOS		FV2		FVS		FVSS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(9,820)	9,222	437	1,310	672	1,328	219	629
Realized gain (loss) on investments	11,163	5,064	7,826	12,958	1,505	3,073	1,381	1,370
Change in unrealized gain (loss) on investments	202,922	273,738	(5,300)	47,812	557	31,360	691	17,667
Reinvested capital gains	6,737	53,165	12,141	23,869	7,026	12,669	5,427	9,379

Net increase (decrease) in contract owners’ equity resulting from operations	211,002	341,189	15,104	85,949	9,760	48,430	7,718	29,045

Equity transactions:
Purchase payments received from contract owners (note 4)	248	298	-	-	-	-	-	-
Transfers between funds	(39,263)	(1,029)	4,139	637	17	2	260	(490)
Redemptions (notes 2, 3, and 4)	(46,067)	(122,069)	(23,809)	(48,471)	(5,580)	(11,375)	(4,375)	(2,115)
Adjustments to maintain reserves	53	(55)	(38)	25	10	3	13	(47)

Net equity transactions	(85,029)	(122,855)	(19,708)	(47,809)	(5,553)	(11,370)	(4,102)	(2,652)

Net change in contract owners’ equity	125,973	218,334	(4,604)	38,140	4,207	37,060	3,616	26,393
Contract owners’ equity at beginning of period	1,569,198	1,350,864	344,774	306,634	197,792	160,732	115,544	89,151

Contract owners’ equity at end of period	$1,695,171	1,569,198	340,170	344,774	201,999	197,792	119,160	115,544

CHANGE IN UNITS:
Beginning units	72,812	79,146	13,177	15,277	7,136	7,580	3,462	3,553
Units purchased	14	17	409	46	1	-	62	19
Units redeemed	(3,978)	(6,351)	(1,165)	(2,146)	(210)	(444)	(194)	(110)

Ending units	68,848	72,812	12,421	13,177	6,927	7,136	3,330	3,462

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVSS2		FTVFA2		FTVRDI		TIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(610)	2,143	1,501	10,380	3,681	3,554	1,826	732
Realized gain (loss) on investments	9,858	50,722	(6,338)	1,644	18,759	25,226	1,215	159
Change in unrealized gain (loss) on investments	(11,242)	124,655	(68,943)	35,624	59,527	54,705	(5,478)	7,406
Reinvested capital gains	44,189	91,987	121,117	28,902	45,571	134,529	-	840

Net increase (decrease) in contract owners’ equity resulting from operations	42,195	269,507	47,337	76,550	127,538	218,014	(2,437)	9,137

Equity transactions:
Purchase payments received from contract owners (note 4)	2,030	2,037	2,106	-	-	-	-	-
Transfers between funds	(33,677)	(84,354)	-	(32,172)	(19,633)	(4,069)	-	-
Redemptions (notes 2, 3, and 4)	(82,384)	(100,513)	(22,901)	(11,527)	(80,246)	(84,919)	(4,599)	(2,865)
Adjustments to maintain reserves	152	(65)	25	(21)	78	(27)	23	(23)

Net equity transactions	(113,879)	(182,895)	(20,770)	(43,720)	(99,801)	(89,015)	(4,576)	(2,888)

Net change in contract owners’ equity	(71,684)	86,612	26,567	32,830	27,737	128,999	(7,013)	6,249
Contract owners’ equity at beginning of period	965,279	878,667	464,281	431,451	934,719	805,720	86,333	80,084

Contract owners’ equity at end of period	$893,595	965,279	490,848	464,281	962,456	934,719	79,320	86,333

CHANGE IN UNITS:
Beginning units	32,063	38,703	29,901	32,984	25,941	28,650	4,666	4,830
Units purchased	706	448	139	-	147	12	-	-
Units redeemed	(4,874)	(7,088)	(1,405)	(3,083)	(2,851)	(2,721)	(292)	(164)

Ending units	27,895	32,063	28,635	29,901	23,237	25,941	4,374	4,666

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACC2		ACEG2		AVCE2		AVGI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$24,944	17,215	(22,953)	(19,844)	(1,223)	(4,910)	84	(82)
Realized gain (loss) on investments	181,771	138,618	189,097	74,057	26,659	10,045	(216)	(514)
Change in unrealized gain (loss) on investments	(410,848)	84,383	401,763	204,477	(64,854)	49,962	(4,220)	5,593
Reinvested capital gains	65,891	392,784	167,383	266,717	80,800	55,740	9,392	4,378

Net increase (decrease) in contract owners’ equity resulting from operations	(138,242)	633,000	735,290	525,407	41,382	110,837	5,040	9,375

Equity transactions:
Purchase payments received from contract owners (note 4)	26,964	15,661	37,838	24,795	11,968	1,036	-	-
Transfers between funds	(122,684)	(6,792)	(18,727)	(20,596)	(65,853)	(14,989)	-	(4,102)
Redemptions (notes 2, 3, and 4)	(353,548)	(203,487)	(346,845)	(121,859)	(93,683)	(24,728)	(739)	(529)
Adjustments to maintain reserves	71	(337)	(22)	231	46	(88)	8	3

Net equity transactions	(449,197)	(194,955)	(327,756)	(117,429)	(147,522)	(38,769)	(731)	(4,628)

Net change in contract owners’ equity	(587,439)	438,045	407,534	407,978	(106,140)	72,068	4,309	4,747
Contract owners’ equity at beginning of period	3,196,118	2,758,073	1,963,565	1,555,587	493,032	420,964	41,045	36,298

Contract owners’ equity at end of period	$2,608,679	3,196,118	2,371,099	1,963,565	386,892	493,032	45,354	41,045

CHANGE IN UNITS:
Beginning units	114,445	122,049	66,685	71,377	23,823	25,825	1,901	2,137
Units purchased	3,782	1,022	1,650	1,779	743	55	-	-
Units redeemed	(22,858)	(8,626)	(11,064)	(6,471)	(7,878)	(2,057)	(34)	(236)

Ending units	95,369	114,445	57,271	66,685	16,688	23,823	1,867	1,901

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AVIE2		AVMCCI		OVAG		OVAG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$659	69	(436)	(709)	(118)	-	(895)	-
Realized gain (loss) on investments	4,951	6,559	872	779	36	-	2,015	-
Change in unrealized gain (loss) on investments	803	6,785	(14,255)	11,044	6,278	-	46,302	-
Reinvested capital gains	1,554	4,553	23,765	12,466	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,967	17,966	9,946	23,580	6,196	-	47,422	-

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	(6,201)	1,981	1,288	13,163	-	108,146	-
Redemptions (notes 2, 3, and 4)	(8,948)	(10,678)	(3,123)	(1,283)	(76)	-	(4,648)	-
Adjustments to maintain reserves	20	(12)	27	(17)	(3)	-	(27)	-

Net equity transactions	(8,928)	(16,891)	(1,115)	(12)	13,084	-	103,471	-

Net change in contract owners’ equity	(961)	1,075	8,831	23,568	19,280	-	150,893	-
Contract owners’ equity at beginning of period	75,885	74,810	122,355	98,787	-	-	-	-

Contract owners’ equity at end of period	$74,924	75,885	131,186	122,355	19,280	-	150,893	-

CHANGE IN UNITS:
Beginning units	2,670	3,335	4,412	4,411	-	-	-	-
Units purchased	-	-	81	51	1,316	-	10,811	-
Units redeemed	(323)	(665)	(116)	(50)	(6)	-	(534)	-

Ending units	2,347	2,670	4,377	4,412	1,310	-	10,277	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVGIS		OVGS		OVGSS		OVIGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,530	(13,190)	(738)	(347)	(21,304)	(15,467)	(196)	(160)
Realized gain (loss) on investments	283,698	242,204	292	148	75,117	7,293	742	7
Change in unrealized gain (loss) on investments	(217,989)	151,101	42,547	21,537	551,038	375,934	9,256	9,468
Reinvested capital gains	375,057	645,027	7,126	25,679	109,064	458,250	731	2,466

Net increase (decrease) in contract owners’ equity resulting from operations	442,296	1,025,142	49,227	47,017	713,915	826,010	10,533	11,781

Equity transactions:
Purchase payments received from contract owners (note 4)	14,410	11,054	-	-	982	1,175	-	-
Transfers between funds	(170,502)	2,207	(206)	(15)	(219,789)	(15,533)	-	-
Redemptions (notes 2, 3, and 4)	(567,264)	(391,539)	(7,909)	(8,969)	(639,922)	(292,987)	(2,404)	(1,927)
Adjustments to maintain reserves	196	(127)	(19)	28	(34)	105	1	(1)

Net equity transactions	(723,160)	(378,405)	(8,134)	(8,956)	(858,763)	(307,240)	(2,403)	(1,928)

Net change in contract owners’ equity	(280,864)	646,737	41,093	38,061	(144,848)	518,770	8,130	9,853
Contract owners’ equity at beginning of period	4,140,552	3,493,815	196,142	158,081	3,366,290	2,847,520	55,716	45,863

Contract owners’ equity at end of period	$3,859,688	4,140,552	237,235	196,142	3,221,442	3,366,290	63,846	55,716

CHANGE IN UNITS:
Beginning units	141,461	156,454	5,361	5,631	95,666	105,223	4,966	5,177
Units purchased	2,080	939	1	1	110	270	-	-
Units redeemed	(25,941)	(15,932)	(226)	(271)	(23,283)	(9,827)	(216)	(211)

Ending units	117,600	141,461	5,136	5,361	72,493	95,666	4,750	4,966

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVSB		OVSBS		OVSC		OVSCS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,775	3,473	96,165	58,669	(1,294)	(2,804)	(1,902)	(4,336)
Realized gain (loss) on investments	(2,488)	(6,859)	(28,181)	(29,582)	(408)	(977)	(13,404)	2,247
Change in unrealized gain (loss) on investments	94	14,910	(32,500)	198,141	56,372	49,412	46,625	42,602
Reinvested capital gains	-	-	-	-	4,340	26,774	3,838	32,801

Net increase (decrease) in contract owners’ equity resulting from operations	1,381	11,524	35,484	227,228	59,010	72,405	35,157	73,314

Equity transactions:
Purchase payments received from contract owners (note 4)	350	235	25,641	103,853	1,920	1,859	30	24,730
Transfers between funds	(5,177)	(1,515)	(43,056)	13,563	18	(41,261)	(36,161)	713
Redemptions (notes 2, 3, and 4)	(11,579)	(37,129)	(177,329)	(337,738)	(1,234)	(29,124)	(12,986)	(109,021)
Adjustments to maintain reserves	8	(14)	124	(83)	-	90	(16)	(3)

Net equity transactions	(16,398)	(38,423)	(194,620)	(220,405)	704	(68,436)	(49,133)	(83,581)

Net change in contract owners’ equity	(15,017)	(26,899)	(159,136)	6,823	59,714	3,969	(13,976)	(10,267)
Contract owners’ equity at beginning of period	99,672	126,571	2,490,561	2,483,738	315,467	311,498	311,208	321,475

Contract owners’ equity at end of period	$84,655	99,672	2,331,425	2,490,561	375,181	315,467	297,232	311,208

CHANGE IN UNITS:
Beginning units	8,796	12,216	119,493	130,558	7,663	9,469	13,627	17,947
Units purchased	157	24	2,770	6,792	54	53	135	1,171
Units redeemed	(1,648)	(3,444)	(12,259)	(17,857)	(34)	(1,859)	(2,752)	(5,491)

Ending units	7,305	8,796	110,004	119,493	7,683	7,663	11,010	13,627

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRASP		LZREMS		M2IGSS		MMCGSC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,120	2,557	753	(161)	(11,721)	(9,727)	(21,428)	(17,408)
Realized gain (loss) on investments	3,845	5,648	(33,848)	(6)	72,018	22,884	87,923	97,446
Change in unrealized gain (loss) on investments	16,623	31,003	11,710	14,049	56,709	273,583	388,456	163,448
Reinvested capital gains	3,653	10,175	-	-	132,556	97,531	156,039	208,467

Net increase (decrease) in contract owners’ equity resulting from operations	26,241	49,383	(21,385)	13,882	249,562	384,271	610,990	451,953

Equity transactions:
Purchase payments received from contract owners (note 4)	2,450	2,100	40	-	20,214	30,482	9,358	10,855
Transfers between funds	(2,258)	(93)	16,156	172	(188,124)	13,297	249,686	(17,815)
Redemptions (notes 2, 3, and 4)	(47,007)	(40,668)	(4,092)	(2,767)	(140,359)	(89,821)	(188,014)	(164,555)
Adjustments to maintain reserves	48	(23)	32	(15)	31	(44)	78	(65)

Net equity transactions	(46,767)	(38,684)	12,136	(2,610)	(308,238)	(46,086)	71,108	(171,580)

Net change in contract owners’ equity	(20,526)	10,699	(9,249)	11,272	(58,676)	338,185	682,098	280,373
Contract owners’ equity at beginning of period	261,186	250,487	95,557	84,285	1,364,547	1,026,362	1,575,429	1,295,056

Contract owners’ equity at end of period	$240,660	261,186	86,308	95,557	1,305,871	1,364,547	2,257,527	1,575,429

CHANGE IN UNITS:
Beginning units	14,110	16,307	8,975	9,250	76,949	79,898	60,508	68,199
Units purchased	175	139	16,366	18	3,881	6,710	11,147	1,412
Units redeemed	(2,746)	(2,336)	(17,041)	(293)	(19,799)	(9,659)	(7,402)	(9,103)

Ending units	11,539	14,110	8,300	8,975	61,031	76,949	64,253	60,508

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MNDSC		MVFSC		MVIVSC		MSVF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(14,736)	(13,315)	5,973	14,795	(1,834)	3,045	5,681	8,127
Realized gain (loss) on investments	8,979	580	13,738	(7,488)	54,773	28,887	1,880	2,428
Change in unrealized gain (loss) on investments	391,354	156,964	(47,087)	386,090	54,194	106,230	11,856	16,772
Reinvested capital gains	143,759	236,788	91,600	93,394	14,555	23,238	3,886	-

Net increase (decrease) in contract owners’ equity resulting from operations	529,356	381,017	64,224	486,791	121,688	161,400	23,303	27,327

Equity transactions:
Purchase payments received from contract owners (note 4)	1,161	12,579	8,510	68,220	5,374	25,360	-	-
Transfers between funds	(11,017)	9,922	195,919	77,950	(155,527)	(22,627)	26,925	87,452
Redemptions (notes 2, 3, and 4)	(165,156)	(79,053)	(122,831)	(490,466)	(21,011)	(60,171)	(15,119)	(24,827)
Adjustments to maintain reserves	16	(52)	94	(45)	33	(36)	8	(36)

Net equity transactions	(174,996)	(56,604)	81,692	(344,341)	(171,131)	(57,474)	11,814	62,589

Net change in contract owners’ equity	354,360	324,413	145,916	142,450	(49,443)	103,926	35,117	89,916
Contract owners’ equity at beginning of period	1,315,218	990,805	1,959,138	1,816,688	787,754	683,828	376,323	286,407

Contract owners’ equity at end of period	$1,669,578	1,315,218	2,105,054	1,959,138	738,311	787,754	411,440	376,323

CHANGE IN UNITS:
Beginning units	36,257	38,204	57,034	68,873	34,529	37,254	23,228	19,139
Units purchased	372	799	11,885	4,796	7,369	1,722	2,162	7,455
Units redeemed	(4,719)	(2,746)	(8,558)	(16,635)	(14,678)	(4,447)	(1,389)	(3,366)

Ending units	31,910	36,257	60,361	57,034	27,220	34,529	24,001	23,228

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GBF		GEM2		GVAAA2		GVABD2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$38,621	46,176	4,938	9,975	13,515	18,283	4,775	2,545
Realized gain (loss) on investments	(18,578)	(34,895)	36,095	18,765	16,500	40,888	2,407	91
Change in unrealized gain (loss) on investments	163,917	180,341	37,548	170,675	71,724	290,919	27,516	26,902
Reinvested capital gains	-	-	-	-	259,263	221,962	336	1,345

Net increase (decrease) in contract owners’ equity resulting from operations	183,960	191,622	78,581	199,415	361,002	572,052	35,034	30,883

Equity transactions:
Purchase payments received from contract owners (note 4)	22,594	27,493	84,897	1,564	47,688	14,423	429	412
Transfers between funds	306,038	12,270	(72,760)	(119,881)	86,511	258,745	68,884	59,994
Redemptions (notes 2, 3, and 4)	(350,112)	(273,588)	(210,387)	(74,640)	(214,620)	(291,464)	(27,341)	(63,379)
Adjustments to maintain reserves	130	(135)	150	(86)	70	(113)	21	(55)

Net equity transactions	(21,350)	(233,960)	(198,100)	(193,043)	(80,351)	(18,409)	41,993	(3,028)

Net change in contract owners’ equity	162,610	(42,338)	(119,519)	6,372	280,651	553,643	77,027	27,855
Contract owners’ equity at beginning of period	3,778,433	3,820,771	1,020,954	1,014,582	3,506,204	2,952,561	432,619	404,764

Contract owners’ equity at end of period	$3,941,043	3,778,433	901,435	1,020,954	3,786,855	3,506,204	509,646	432,619

CHANGE IN UNITS:
Beginning units	247,644	263,230	33,600	40,568	168,710	169,952	33,905	34,215
Units purchased	51,070	6,780	2,731	96	13,084	14,030	4,957	5,722
Units redeemed	(52,155)	(22,366)	(9,990)	(7,064)	(16,961)	(15,272)	(1,957)	(6,032)

Ending units	246,559	247,644	26,341	33,600	164,833	168,710	36,905	33,905

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVAGG2		GVAGI2		GVAGR2		GVDMA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(6,383)	(6,218)	4,082	1,582	(10,472)	(17,197)	(117,283)	106,900
Realized gain (loss) on investments	127,817	64,710	4,288	40,045	93,120	110,932	229,988	675,706
Change in unrealized gain (loss) on investments	177,587	222,679	(164)	55,104	902,585	170,416	495,913	385,439
Reinvested capital gains	100,581	117,969	70,722	65,386	263,419	349,050	787,356	1,217,450

Net increase (decrease) in contract owners’ equity resulting from operations	399,602	399,140	78,928	162,117	1,248,652	613,201	1,395,974	2,385,495

Equity transactions:
Purchase payments received from contract owners (note 4)	197,042	-	434	412	3,523	1,800	29,047	146,653
Transfers between funds	(4,136)	(54,568)	(14,439)	(6,410)	21,055	(60,880)	(9,470)	(146,093)
Redemptions (notes 2, 3, and 4)	(367,015)	(101,500)	(130,678)	(135,883)	(101,336)	(197,850)	(324,855)	(1,726,131)
Adjustments to maintain reserves	93	(75)	48	(40)	117	-	148	(156)

Net equity transactions	(174,016)	(156,143)	(144,635)	(141,921)	(76,641)	(256,930)	(305,130)	(1,725,727)

Net change in contract owners’ equity	225,586	242,997	(65,707)	20,196	1,172,011	356,271	1,090,844	659,768
Contract owners’ equity at beginning of period	1,487,165	1,244,168	741,054	720,858	2,558,023	2,201,752	12,995,145	12,335,377

Contract owners’ equity at end of period	$1,712,751	1,487,165	675,347	741,054	3,730,034	2,558,023	14,085,989	12,995,145

CHANGE IN UNITS:
Beginning units	58,150	64,800	33,807	40,920	92,618	102,775	511,090	585,769
Units purchased	7,077	1,370	363	718	3,526	1,856	1,244	6,898
Units redeemed	(13,250)	(8,020)	(6,658)	(7,831)	(5,927)	(12,013)	(13,443)	(81,577)

Ending units	51,977	58,150	27,512	33,807	90,217	92,618	498,891	511,090

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDMC		GVEX2		GVIDA		GVIDC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(62,755)	53,850	8,375	-	(21,958)	19,272	(40,108)	36,707
Realized gain (loss) on investments	38,114	91,787	80	-	35,508	80,638	(20,711)	(7,996)
Change in unrealized gain (loss) on investments	235,472	250,341	68,670	-	110,974	181,787	205,411	205,085
Reinvested capital gains	163,326	320,286	-	-	158,457	225,098	32,955	77,269

Net increase (decrease) in contract owners’ equity resulting from operations	374,157	716,264	77,125	-	282,981	506,795	177,547	311,065

Equity transactions:
Purchase payments received from contract owners (note 4)	31,083	45,923	-	-	21,624	7,527	8,468	7,572
Transfers between funds	(8,873)	(180,057)	656,414	-	(5,879)	(32,239)	(135,539)	14,605
Redemptions (notes 2, 3, and 4)	(554,167)	(890,168)	(81)	-	(126,904)	(281,026)	(260,615)	(300,392)
Adjustments to maintain reserves	34	(143)	(4)	-	(24)	(61)	16	(119)

Net equity transactions	(531,923)	(1,024,445)	656,329	-	(111,183)	(305,799)	(387,670)	(278,334)

Net change in contract owners’ equity	(157,766)	(308,181)	733,454	-	171,798	200,996	(210,123)	32,731
Contract owners’ equity at beginning of period	6,042,165	6,350,346	-	-	2,554,663	2,353,667	3,918,471	3,885,740

Contract owners’ equity at end of period	$5,884,399	6,042,165	733,454	-	2,726,461	2,554,663	3,708,348	3,918,471

CHANGE IN UNITS:
Beginning units	314,133	367,493	-	-	93,681	105,736	243,237	259,221
Units purchased	12,553	2,519	55,529	-	2,416	571	9,113	3,615
Units redeemed	(40,736)	(55,879)	(405)	-	(6,528)	(12,626)	(33,893)	(19,599)

Ending units	285,950	314,133	55,124	-	89,569	93,681	218,457	243,237

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVIDM		HIBF		MCIF		MCIF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(227,783)	200,876	1,731	3,979	124	410	(3,828)	(880)
Realized gain (loss) on investments	550,519	1,145,551	(1,812)	(900)	(8,223)	792	(124,366)	81,015
Change in unrealized gain (loss) on investments	193,962	109,747	1,236	8,245	20,640	27,852	171,417	44,545
Reinvested capital gains	1,144,249	2,052,942	-	-	12,659	46,626	105,409	421,985

Net increase (decrease) in contract owners’ equity resulting from operations	1,660,947	3,509,116	1,155	11,324	25,200	75,680	148,632	546,665

Equity transactions:
Purchase payments received from contract owners (note 4)	111,360	193,851	-	-	149	149	930	55,387
Transfers between funds	(1,094,148)	(805,477)	(30,086)	-	(32,305)	(40,631)	(371,315)	16,460
Redemptions (notes 2, 3, and 4)	(2,000,038)	(2,699,847)	(11,541)	(10,813)	(5,984)	(70,922)	(129,732)	(337,091)
Adjustments to maintain reserves	133	(145)	(5)	7	10	(18)	(71)	31

Net equity transactions	(2,982,693)	(3,311,618)	(41,632)	(10,806)	(38,130)	(111,422)	(500,188)	(265,213)

Net change in contract owners’ equity	(1,321,746)	197,498	(40,477)	518	(12,930)	(35,742)	(351,556)	281,452
Contract owners’ equity at beginning of period	22,935,619	22,738,121	88,673	88,155	311,708	347,450	2,643,922	2,362,470

Contract owners’ equity at end of period	$21,613,873	22,935,619	48,196	88,673	298,778	311,708	2,292,366	2,643,922

CHANGE IN UNITS:
Beginning units	1,036,701	1,195,423	7,174	8,102	7,923	10,984	73,472	81,656
Units purchased	5,251	9,910	-	-	93	23	6,775	2,329
Units redeemed	(145,599)	(168,632)	(3,443)	(928)	(1,214)	(3,084)	(22,967)	(10,513)

Ending units	896,353	1,036,701	3,731	7,174	6,802	7,923	57,280	73,472

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVAMV2		NVAMVZ		NVCBD1		NVCBD2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$52	1,954	13,939	-	165	182	8,083	9,411
Realized gain (loss) on investments	(8,275)	(594)	30,133	-	2	(1)	1,684	454
Change in unrealized gain (loss) on investments	(98)	12,881	254,218	-	394	502	19,259	21,315
Reinvested capital gains	2,208	13,991	-	-	24	-	1,358	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,113)	28,232	298,290	-	585	683	30,384	31,180

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	8,907	-	554	548	-	-
Transfers between funds	(31,979)	-	1,706,461	-	-	-	44,853	128,096
Redemptions (notes 2, 3, and 4)	(1,344)	(7,465)	(244,857)	-	-	-	(13,274)	(33,047)
Adjustments to maintain reserves	(3)	(19)	215	-	(3)	(1)	14	(13)

Net equity transactions	(33,326)	(7,484)	1,470,726	-	551	547	31,593	95,036

Net change in contract owners’ equity	(39,439)	20,748	1,769,016	-	1,136	1,230	61,977	126,216
Contract owners’ equity at beginning of period	136,504	115,756	-	-	9,891	8,661	524,081	397,865

Contract owners’ equity at end of period	$97,065	136,504	1,769,016	-	11,027	9,891	586,058	524,081

CHANGE IN UNITS:
Beginning units	4,380	4,662	-	-	698	658	37,451	30,645
Units purchased	-	-	170,267	-	38	40	4,992	9,240
Units redeemed	(1,273)	(282)	(21,903)	-	-	-	(2,690)	(2,434)

Ending units	3,107	4,380	148,364	-	736	698	39,753	37,451

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCCA2		NVCCN2		NVCMA2		NVCMC2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(940)	9,129	(2,278)	3,301	210	2,561	(2,285)	3,889
Realized gain (loss) on investments	615	1,646	(241)	(337)	(11,578)	(13,830)	(1,989)	(2,396)
Change in unrealized gain (loss) on investments	35,718	30,246	20,192	13,310	13,683	24,287	24,755	18,421
Reinvested capital gains	21,228	49,997	644	4,367	2,553	14,581	2,206	14,424

Net increase (decrease) in contract owners’ equity resulting from operations	56,621	91,018	18,317	20,641	4,868	27,599	22,687	34,338

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	526	526
Transfers between funds	-	-	70,930	-	-	(18,938)	-	20,401
Redemptions (notes 2, 3, and 4)	(7,280)	(9,323)	(1,920)	(1,476)	(92,779)	(15,991)	(16,594)	(14,937)
Adjustments to maintain reserves	34	(24)	9	1	(1)	(4)	20	(22)

Net equity transactions	(7,246)	(9,347)	69,019	(1,475)	(92,780)	(34,933)	(16,048)	5,968

Net change in contract owners’ equity	49,375	81,671	87,336	19,166	(87,912)	(7,334)	6,639	40,306
Contract owners’ equity at beginning of period	567,736	486,065	237,783	218,617	134,312	141,646	309,215	268,909

Contract owners’ equity at end of period	$617,111	567,736	325,119	237,783	46,400	134,312	315,854	309,215

CHANGE IN UNITS:
Beginning units	34,022	34,648	17,414	17,524	7,787	9,944	21,099	20,747
Units purchased	-	-	5,086	-	-	-	34	1,400
Units redeemed	(486)	(626)	(133)	(110)	(5,339)	(2,157)	(1,112)	(1,048)

Ending units	33,536	34,022	22,367	17,414	2,448	7,787	20,021	21,099

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCMD2		NVCRA2		NVCRB2		NVDBL2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(5,947)	31,362	73	(6,782)	(2,192)	8,561	(6,758)	7,895
Realized gain (loss) on investments	(20,908)	(279)	2	(35,627)	(2,235)	(1,060)	(774)	7,118
Change in unrealized gain (loss) on investments	148,218	120,679	7,893	234,524	46,088	32,163	42,086	36,384
Reinvested capital gains	52,836	144,916	-	5,388	7,358	35,645	20,262	42,309

Net increase (decrease) in contract owners’ equity resulting from operations	174,199	296,678	7,968	197,503	49,019	75,309	54,816	93,706

Equity transactions:
Purchase payments received from contract owners (note 4)	2,035	2,028	1,200	1,200	-	-	3,116	3,530
Transfers between funds	-	(2,761)	-	(1,271,002)	61,082	-	(6,481)	(7,530)
Redemptions (notes 2, 3, and 4)	(173,661)	(72,489)	(8,404)	(1,261)	(51,531)	(29,625)	(31,693)	(68,482)
Adjustments to maintain reserves	21	(21)	(10)	(19)	(15)	(7)	(5)	(7)

Net equity transactions	(171,605)	(73,243)	(7,214)	(1,271,082)	9,536	(29,632)	(35,063)	(72,489)

Net change in contract owners’ equity	2,594	223,435	754	(1,073,579)	58,555	45,677	19,753	21,217
Contract owners’ equity at beginning of period	2,015,802	1,792,367	74,382	1,147,961	561,470	515,793	731,732	710,515

Contract owners’ equity at end of period	$2,018,396	2,015,802	75,136	74,382	620,025	561,470	751,485	731,732

CHANGE IN UNITS:
Beginning units	124,506	129,286	4,219	81,335	35,899	37,909	37,987	42,093
Units purchased	128	153	72	166	3,885	-	161	469
Units redeemed	(10,652)	(4,933)	(480)	(77,282)	(3,286)	(2,010)	(2,102)	(4,575)

Ending units	113,982	124,506	3,811	4,219	36,498	35,899	36,046	37,987

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVDCA2		NVIE6		NVLCP2		NVMIG6
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(365)	430	(103)	918	5,940	6,691	(104)	(31)
Realized gain (loss) on investments	(154)	82	(6,490)	210	819	183	31	51
Change in unrealized gain (loss) on investments	2,300	3,475	3,498	7,158	21,359	18,850	4,683	878
Reinvested capital gains	2,404	3,084	-	2,834	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,185	7,071	(3,095)	11,120	28,118	25,724	4,610	898

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	4,993	75,000	-	-
Transfers between funds	99	33	(148)	8,510	7,562	864	25,315	(5,730)
Redemptions (notes 2, 3, and 4)	(2,775)	(2,065)	(5,644)	(6,500)	(8,425)	(17,433)	(326)	(3)
Adjustments to maintain reserves	21	5	10	(11)	26	(25)	11	7

Net equity transactions	(2,655)	(2,027)	(5,782)	1,999	4,156	58,406	25,000	(5,726)

Net change in contract owners’ equity	1,530	5,044	(8,877)	13,119	32,274	84,130	29,610	(4,828)
Contract owners’ equity at beginning of period	43,656	38,612	76,326	63,207	351,326	267,196	-	4,828

Contract owners’ equity at end of period	$45,186	43,656	67,449	76,326	383,600	351,326	29,610	-

CHANGE IN UNITS:
Beginning units	1,859	1,951	7,114	6,928	23,665	19,473	-	463
Units purchased	4	2	1,391	818	811	5,694	1,473	-
Units redeemed	(122)	(94)	(2,641)	(632)	(539)	(1,502)	(18)	(463)

Ending units	1,741	1,859	5,864	7,114	23,937	23,665	1,455	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMIVX		NVMIVZ		NVMLG2		NVMMG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(80)	-	(576)	-	(596)	2,058	(1,158)	(711)
Realized gain (loss) on investments	6	-	1,594	-	(27,452)	2,253	255	948
Change in unrealized gain (loss) on investments	3,611	-	43,369	-	7,657	(3,320)	49,183	(1,652)
Reinvested capital gains	-	-	-	-	33,383	9,147	17,233	20,840

Net increase (decrease) in contract owners’ equity resulting from operations	3,537	-	44,387	-	12,992	10,138	65,513	19,425

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	600	-	-	721	-	-
Transfers between funds	20,342	-	244,305	-	(49,979)	55,087	54,725	26,242
Redemptions (notes 2, 3, and 4)	(12)	-	(5,773)	-	(4,546)	(15,996)	(14,284)	(16,767)
Adjustments to maintain reserves	43	-	3,249	-	20	(24)	(9)	1

Net equity transactions	20,373	-	242,381	-	(54,505)	39,788	40,432	9,476

Net change in contract owners’ equity	23,910	-	286,768	-	(41,513)	49,926	105,945	28,901
Contract owners’ equity at beginning of period	-	-	-	-	72,369	22,443	83,185	54,284

Contract owners’ equity at end of period	$23,910	-	286,768	-	30,856	72,369	189,130	83,185

CHANGE IN UNITS:
Beginning units	-	-	-	-	3,012	1,215	3,444	3,047
Units purchased	2,034	-	26,994	-	-	2,855	2,209	1,161
Units redeemed	-	-	(2,895)	-	(2,024)	(1,058)	(694)	(764)

Ending units	2,034	-	24,099	-	988	3,012	4,959	3,444

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMMV2		NVNMO2		NVNSR1		NVNSR2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,876	2,688	(473)	(371)	(27)	(23)	(32)	(35)
Realized gain (loss) on investments	(7,362)	(2,455)	(1,231)	650	(36)	(30)	(37)	(29)
Change in unrealized gain (loss) on investments	(1,093)	2,042	(3,474)	13,703	624	1,119	984	1,792
Reinvested capital gains	-	38,581	5,219	7,640	663	930	1,067	1,496

Net increase (decrease) in contract owners’ equity resulting from operations	(6,579)	40,856	41	21,622	1,224	1,996	1,982	3,224

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	22,289	(26,791)	-	-	-	-	-
Redemptions (notes 2, 3, and 4)	(11,815)	(10,172)	(2,601)	(2,130)	-	-	-	-
Adjustments to maintain reserves	37	(51)	17	(1)	-	1	(1)	(1)

Net equity transactions	(11,778)	12,066	(29,375)	(2,131)	-	1	(1)	(1)

Net change in contract owners’ equity	(18,357)	52,922	(29,334)	19,491	1,224	1,997	1,981	3,223
Contract owners’ equity at beginning of period	229,207	176,285	100,802	81,311	10,104	8,107	16,227	13,004

Contract owners’ equity at end of period	$210,850	229,207	71,468	100,802	11,328	10,104	18,208	16,227

CHANGE IN UNITS:
Beginning units	9,754	9,196	4,615	4,722	447	447	717	717
Units purchased	-	1,034	-	-	-	-	-	-
Units redeemed	(574)	(476)	(1,707)	(107)	-	-	-	-

Ending units	9,180	9,754	2,908	4,615	447	447	717	717

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVOLG1		NVOLG2		NVRE2		NVSTB2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(39,400)	137,358	12,786	151,366	2,402	4,833	81	669
Realized gain (loss) on investments	(99,014)	1,383,079	531,722	687,026	(35,202)	(16,988)	322	(131)
Change in unrealized gain (loss) on investments	2,870,774	470,960	1,739,615	497,772	(53,354)	296,335	1,199	1,808
Reinvested capital gains	4,771,189	11,884,820	3,870,857	9,394,744	4,898	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,503,549	13,876,217	6,154,980	10,730,908	(81,256)	284,180	1,602	2,346

Equity transactions:
Purchase payments received from contract owners (note 4)	254,295	337,179	100,099	101,238	31,727	32,349	-	-
Transfers between funds	(1,933,701)	(1,374,489)	(825,226)	(461,613)	(29,509)	(5,370)	43,894	(30,098)
Redemptions (notes 2, 3, and 4)	(5,002,991)	(4,527,682)	(2,922,925)	(2,684,140)	(85,087)	(144,169)	(59,960)	(1,531)
Adjustments to maintain reserves	(3,411)	35	(663)	(183)	87	(49)	-	5

Net equity transactions	(6,685,808)	(5,564,957)	(3,648,715)	(3,044,698)	(82,782)	(117,239)	(16,066)	(31,624)

Net change in contract owners’ equity	817,741	8,311,260	2,506,265	7,686,210	(164,038)	166,941	(14,464)	(29,278)
Contract owners’ equity at beginning of period	49,351,260	41,040,000	38,743,104	31,056,894	1,154,455	987,514	65,379	94,657

Contract owners’ equity at end of period	$50,169,001	49,351,260	41,249,369	38,743,104	990,417	1,154,455	50,915	65,379

CHANGE IN UNITS:
Beginning units	1,237,304	1,396,169	964,507	1,050,445	62,749	69,287	5,891	8,788
Units purchased	13,890	9,636	4,248	5,736	2,283	1,860	4,023	4,645
Units redeemed	(178,847)	(168,501)	(93,518)	(91,674)	(7,339)	(8,398)	(5,365)	(7,542)

Ending units	1,072,347	1,237,304	875,237	964,507	57,693	62,749	4,549	5,891

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVTIV3		SAM		SCF		SCF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$32	115	(86,244)	76,643	(2,351)	(2,353)	(9,889)	(12,587)
Realized gain (loss) on investments	(1,131)	(31)	-	-	4,005	6,327	(126,390)	695
Change in unrealized gain (loss) on investments	831	(548)	-	-	41,283	21,683	245,265	111,272
Reinvested capital gains	-	594	-	-	10,093	28,472	36,808	128,723

Net increase (decrease) in contract owners’ equity resulting from operations	(268)	130	(86,244)	76,643	53,030	54,129	145,794	228,103

Equity transactions:
Purchase payments received from contract owners (note 4)	5,569	-	2,227,294	1,103,096	141	171	443	466
Transfers between funds	(3,651)	6,911	3,173,348	3,396,424	585	570	(60,710)	(8,123)
Redemptions (notes 2, 3, and 4)	(5,869)	(261)	(6,573,972)	(5,108,345)	(17,600)	(14,960)	(220,935)	(109,251)
Adjustments to maintain reserves	(9)	4	123	(154)	(18)	(1)	(91)	(37)

Net equity transactions	(3,960)	6,654	(1,173,207)	(608,979)	(16,892)	(14,220)	(281,293)	(116,945)

Net change in contract owners’ equity	(4,228)	6,784	(1,259,451)	(532,336)	36,138	39,909	(135,499)	111,158
Contract owners’ equity at beginning of period	6,784	-	10,973,471	11,505,807	265,935	226,026	1,092,722	981,564

Contract owners’ equity at end of period	$2,556	6,784	9,714,020	10,973,471	302,073	265,935	957,223	1,092,722

CHANGE IN UNITS:
Beginning units	419	-	1,087,782	1,146,182	7,301	7,723	31,316	34,848
Units purchased	377	436	753,546	509,867	24	22	650	209
Units redeemed	(646)	(17)	(869,877)	(568,267)	(504)	(444)	(9,522)	(3,741)

Ending units	150	419	971,451	1,087,782	6,821	7,301	22,444	31,316

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCGF2		SCVF		SCVF2		TRF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(4,942)	(4,377)	(486)	24	(7,880)	(2,562)	(209)	151
Realized gain (loss) on investments	(16,641)	(1,661)	(2,294)	(1,308)	(103,377)	4,536	8,633	12,387
Change in unrealized gain (loss) on investments	123,298	2,137	6,302	(7,567)	118,173	(137,264)	(9,692)	(4,727)
Reinvested capital gains	65,761	113,770	273	17,170	3,704	267,041	2,001	1,169

Net increase (decrease) in contract owners’ equity resulting from operations	167,476	109,869	3,795	8,319	10,620	131,751	733	8,980

Equity transactions:
Purchase payments received from contract owners (note 4)	11,472	1,729	-	-	4,038	11,696	59	59
Transfers between funds	(3,942)	4,800	4,950	4,259	(7,475)	(4,995)	(33,929)	43,617
Redemptions (notes 2, 3, and 4)	(39,339)	(15,986)	(1,599)	(1,879)	(68,276)	(70,891)	(1,859)	(19,718)
Adjustments to maintain reserves	114	(51)	2	(12)	(40)	22	(15)	23

Net equity transactions	(31,695)	(9,508)	3,353	2,368	(71,753)	(64,168)	(35,744)	23,981

Net change in contract owners’ equity	135,781	100,361	7,148	10,687	(61,133)	67,583	(35,011)	32,961
Contract owners’ equity at beginning of period	426,309	325,948	56,379	45,692	851,935	784,352	64,791	31,830

Contract owners’ equity at end of period	$562,090	426,309	63,527	56,379	790,802	851,935	29,780	64,791

CHANGE IN UNITS:
Beginning units	16,509	16,900	1,791	1,708	31,099	33,509	2,706	1,699
Units purchased	1,399	969	209	146	1,477	1,234	2	1,943
Units redeemed	(2,234)	(1,360)	(59)	(63)	(4,734)	(3,644)	(1,563)	(936)

Ending units	15,674	16,509	1,941	1,791	27,842	31,099	1,145	2,706

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMSRS		PMVEBD		PMVFAD		PMVLAD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(620)	(1,116)	604	947	3,620	625	593	11,886
Realized gain (loss) on investments	22,111	16,234	(175)	220	(3,674)	(118)	(1,753)	(2,806)
Change in unrealized gain (loss) on investments	(5,462)	14,533	(770)	3,053	7,051	4,289	14,065	11,211
Reinvested capital gains	4,927	9,062	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,956	38,713	(341)	4,220	6,997	4,796	12,905	20,291

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	47,667	-	300	38,884
Transfers between funds	-	(20,000)	-	(224)	(11,702)	-	(39,112)	36,804
Redemptions (notes 2, 3, and 4)	(54,147)	(15,255)	(34,180)	(17)	(58,058)	(612)	(17,947)	(69,729)
Adjustments to maintain reserves	12	(28)	1	-	22	2	90	(31)

Net equity transactions	(54,135)	(35,283)	(34,179)	(241)	(22,071)	(610)	(56,669)	5,928

Net change in contract owners’ equity	(33,179)	3,430	(34,520)	3,979	(15,074)	4,186	(43,764)	26,219
Contract owners’ equity at beginning of period	171,342	167,912	34,916	30,937	89,232	85,046	739,914	713,695

Contract owners’ equity at end of period	$138,163	171,342	396	34,916	74,158	89,232	696,150	739,914

CHANGE IN UNITS:
Beginning units	5,488	6,709	2,939	2,941	7,290	7,341	61,822	61,409
Units purchased	-	-	-	1,775	3,595	-	104	10,675
Units redeemed	(1,735)	(1,221)	(2,908)	(1,777)	(5,387)	(51)	(4,821)	(10,262)

Ending units	3,753	5,488	31	2,939	5,498	7,290	57,105	61,822

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PVEIB		PVGOB		PVTIGB		PVTSCB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$440	2,218	(4,040)	(3,066)	178	88	-	(130)
Realized gain (loss) on investments	(991)	1,633	19,985	12,562	262	489	(904)	(666)
Change in unrealized gain (loss) on investments	(2,475)	16,899	82,796	40,627	3,576	6,846	1,869	3,703
Reinvested capital gains	5,675	16,565	18,601	41,907	-	62	-	3,103

Net increase (decrease) in contract owners’ equity resulting from operations	2,649	37,315	117,342	92,030	4,016	7,485	965	6,010

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	4,160	-	-	-	-	-
Transfers between funds	(4,944)	(34,106)	64,632	(6,627)	-	-	521	865
Redemptions (notes 2, 3, and 4)	(6,039)	(72,988)	(31,676)	(35,312)	(644)	(1,200)	(710)	(551)
Adjustments to maintain reserves	17	(22)	40	(32)	17	(2)	5	(5)

Net equity transactions	(10,966)	(107,116)	37,156	(41,971)	(627)	(1,202)	(184)	309

Net change in contract owners’ equity	(8,317)	(69,801)	154,498	50,059	3,389	6,283	781	6,319
Contract owners’ equity at beginning of period	100,244	170,045	321,804	271,745	38,311	32,028	32,232	25,913

Contract owners’ equity at end of period	$91,927	100,244	476,302	321,804	41,700	38,311	33,013	32,232

CHANGE IN UNITS:
Beginning units	7,629	16,674	17,560	20,043	2,124	2,195	1,138	1,125
Units purchased	-	403	3,897	2	-	-	23	34
Units redeemed	(937)	(9,448)	(2,507)	(2,485)	(37)	(71)	(29)	(21)

Ending units	6,692	7,629	18,950	17,560	2,087	2,124	1,132	1,138

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VWHA		VWHAS		WFVSCG		IVKMG1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(89)	(452)	(309)	(415)	(567)	(1,201)	(48)	(139)
Realized gain (loss) on investments	(14,688)	(1,032)	(6,246)	(4,255)	(8,328)	13,413	(3,401)	67
Change in unrealized gain (loss) on investments	19,282	5,131	114,941	7,960	20,520	(590)	(1,292)	1,613
Reinvested capital gains	-	-	-	-	2,865	15,681	3,920	1,947

Net increase (decrease) in contract owners’ equity resulting from operations	4,505	3,647	108,386	3,290	14,490	27,303	(821)	3,488

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	631	660	-	-	-	-
Transfers between funds	-	-	67,871	6,271	(49,196)	(28,674)	(13,163)	-
Redemptions (notes 2, 3, and 4)	(35,981)	(1,390)	(2,338)	(8,677)	(2,397)	(19,598)	(43)	(99)
Adjustments to maintain reserves	7	(5)	7	(8)	47	(55)	(9)	3

Net equity transactions	(35,974)	(1,395)	66,171	(1,754)	(51,546)	(48,327)	(13,215)	(96)

Net change in contract owners’ equity	(31,469)	2,252	174,557	1,536	(37,056)	(21,024)	(14,036)	3,392
Contract owners’ equity at beginning of period	36,561	34,309	37,913	36,377	99,030	120,054	14,036	10,644

Contract owners’ equity at end of period	$5,092	36,561	212,470	37,913	61,974	99,030	-	14,036

CHANGE IN UNITS:
Beginning units	6,091	6,310	6,391	6,755	2,602	3,953	662	667
Units purchased	-	-	28,610	1,232	382	258	-	-
Units redeemed	(5,388)	(219)	(4,465)	(1,596)	(1,942)	(1,609)	(662)	(5)

Ending units	703	6,091	30,536	6,391	1,042	2,602	-	662

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVKMG2		GVDIVI		GVDIV2		NVMLV2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(389)	(1,561)	1,709	4,997	22,806	68,286	9,026	411,808
Realized gain (loss) on investments	(46,553)	7,074	(12,394)	(1,136)	(169,156)	(3,345)	(1,480,356)	5,934
Change in unrealized gain (loss) on investments	1,356	26,627	7,187	(1,121)	98,479	(34,321)	525,344	(135,427)
Reinvested capital gains	29,089	14,940	-	924	-	12,923	695,814	151,919

Net increase (decrease) in contract owners’ equity resulting from operations	(16,497)	47,080	(3,498)	3,664	(47,871)	43,543	(250,172)	434,234

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	3,000	3,600	5,716	32,450
Transfers between funds	(64,332)	(88,180)	(20,342)	-	(271,382)	1,806	(1,712,915)	(25,897)
Redemptions (notes 2, 3, and 4)	(23,622)	(17,683)	(1)	(7,319)	(5,242)	(18,668)	(116,429)	(296,291)
Adjustments to maintain reserves	(14)	4	(4)	(1)	(3,145)	(48)	(62)	(136)

Net equity transactions	(87,968)	(105,859)	(20,347)	(7,320)	(276,769)	(13,310)	(1,823,690)	(289,874)

Net change in contract owners’ equity	(104,465)	(58,779)	(23,845)	(3,656)	(324,640)	30,233	(2,073,862)	144,360
Contract owners’ equity at beginning of period	104,465	163,244	23,845	27,501	324,640	294,407	2,073,862	1,929,502

Contract owners’ equity at end of period	$-	104,465	-	23,845	-	324,640	-	2,073,862

CHANGE IN UNITS:
Beginning units	5,008	10,420	2,353	3,128	31,891	33,176	111,114	127,886
Units purchased	1,800	1,020	-	-	432	587	3,453	912
Units redeemed	(6,808)	(6,432)	(2,353)	(775)	(32,323)	(1,872)	(114,567)	(17,684)

Ending units	-	5,008	-	2,353	-	31,891	-	111,114

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-7 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Primary Shares (FVK2)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 (FAMG2)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Initial Class (FAMGP)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class (FAMGS)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class (FAMS)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Initial Class (FBP)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class (FBS)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class (FDCAS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Initial Class (FGIP)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class (FGIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class (FVS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. International Growth Fund: Series II Shares (AVIE2)

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)*

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)	6/8/2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	4/30/2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)	4/30/2020

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
IVKMG1	Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares	OVAG	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	4/30/2020
IVKMG2	Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares	OVAG2	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II	4/30/2020
GVDIVI	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I	NVMIVX	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	10/16/2020
GVDIV2	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II	NVMIVZ	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z	10/16/2020
NVLCA2	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II	NVDCA2	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	10/23/2020
NVMLV2	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II	NVAMVZ	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z	9/11/2020

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
FHIBS	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares	Federated Insurance Series - Federated High Income Bond Fund II: Service Shares	5/1/2020
FQB	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	5/1/2020
FQBS	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares	Federated Insurance Series - Federated Quality Bond Fund II: Service Shares	5/1/2020
FVK2	Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Primary Shares	Federated Insurance Series - Federated Kaufmann Fund II: Primary Shares	5/1/2020
FVU2S	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares	Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares	5/1/2020
NVAMV2	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II	5/1/2020
NVCCA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II	5/1/2020
NVCCN2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II	5/1/2020
NVCMA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II	5/1/2020
NVCMC2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II	5/1/2020
NVCMD2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II	5/1/2020
NVCRA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II	5/1/2020
NVCRB2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II	5/1/2020
NVMIG6	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II	5/1/2020
NVMLG2	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II	1/21/2020
NVMMG2	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II	1/21/2020
NVNSR1	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I	5/1/2020
NVNSR2	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II	5/1/2020
NVOLG1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	5/1/2020
NVOLG2	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II	5/1/2020
NVTIV3	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I	5/1/2020
TRF2	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II	5/1/2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.30% to 3.65%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.95% - 1.40% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
CDSC Waiver Options	0.05% - 0.15%
One-Year Enhanced Death Benefit Option	0.15%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.20%
One-Year Step Up Death Benefit Option	0.05%
5% Enhanced Death Benefit Option	0.10%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option (EV)	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $811,457 and $694,824, respectively, and total transfers from the Separate Account to the fixed account were $4,172,600 and $5,487,560, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$392,318,739	$-	$-	$392,318,739

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIB	$126,879	$148,449
ALVIVB	2,729	9,062
ALVPGB	153,940	201,174
ALVSVB	151,900	378,408
MLVGA3	227,226	144,373
DSIF	46,429	29,215
DSIFS	386,603	471,770
DSRG	3,413	1,357
DVMCSS	37,253	47,185
DVSCS	15,777	19,343
ETVFR	1,615	7,831
FHIBS	164,804	300,727
FQB	38,210	55,991
FQBS	50,494	154,169
FVK2	5,258	1,459
FVU2S	17,601	84,978
FAM2	13,662	164,353
FAMG2	8,605	75,629
FAMGP	74,222	106,557
FAMGS	11,381	51,895
FAMP	57,740	222,440
FAMS	22,699	257,527
FB2	33,591	153,101
FBP	679,365	1,948,497
FBS	111,272	251,873
FDCA2	26,799	170,040
FDCAS	3,946	2,612
FEI2	503,615	1,083,687
FEIP	515,922	850,357
FEIS	372,076	546,681
FG2	1,128,315	1,346,990
FGI2	271,359	429,379
FGIP	311,761	406,629
FGIS	335,367	246,230
FGP	1,502,506	1,471,516
FGS	1,035,365	758,084
FHI2	98,951	202,060
FHIP	311,753	460,549
FHIS	131,102	157,848
FIGBP	409,318	1,151,617
FIP	655,286	2,754,505
FMC2	127,571	1,449,909
FMCP	17,348	153,211
FMCS	40,151	169,286
FMMP	3,809,328	2,432,834
FO2	56,762	272,688
FOP	279,546	995,874
FOS	12,473	100,637
FV2	23,656	30,747
FVS	9,350	7,216
FVSS	8,050	6,520
FVSS2	66,109	136,561
FTVFA2	129,418	27,594
FTVRDI	63,139	113,766

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

TIF	2,618	5,391
ACC2	193,027	551,460
ACEG2	205,329	388,629
AVCE2	96,106	164,097
AVGI	9,936	1,198
AVIE2	2,980	9,715
AVMCCI	26,575	4,389
OVAG	13,163	192
OVAG2	110,635	8,032
OVGIS	463,938	810,707
OVGS	8,517	10,245
OVGSS	124,491	895,458
OVIGS	3,625	5,494
OVSB	6,326	18,956
OVSBS	159,946	258,526
OVSC	6,835	3,085
OVSCS	11,539	58,720
WRASP	11,099	52,142
LZREMS	157,345	144,488
M2IGSS	192,116	379,552
MMCGSC	429,426	223,786
MNDSC	158,075	204,064
MVFSC	471,498	292,331
MVIVSC	56,683	215,127
MSVF2	49,304	27,758
GBF	839,012	821,872
GEM2	101,642	294,954
GVAAA2	568,226	375,868
GVABD2	79,731	32,648
GVAGG2	326,676	406,588
GVAGI2	88,835	158,713
GVAGR2	387,398	211,210
GVDMA	1,080,341	715,545
GVDMC	390,111	821,507
GVEX2	670,991	6,283
GVIDA	165,212	139,873
GVIDC	183,835	578,683
GVIDM	1,228,531	3,294,890
HIBF	2,442	42,339
MCIF	18,433	43,790
MCIF2	332,612	731,148
NVAMV2	3,240	34,303
NVAMVZ	1,736,774	252,273
NVCBD1	845	102
NVCBD2	91,908	50,887
NVCCA2	26,653	13,644
NVCCN2	72,218	4,841
NVCMA2	3,841	93,857
NVCMC2	4,249	20,396
NVCMD2	68,785	193,522
NVCRA2	1,901	9,032
NVCRB2	72,042	57,326
NVDBL2	23,455	45,010
NVDCA2	2,479	3,115
NVIE6	15,675	21,570
NVLCP2	22,374	12,304
NVMIG6	25,315	429
NVMIVX	20,353	90
NVMIVZ	272,949	31,123
NVMLG2	33,383	55,120

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

NVMMG2	77,789	21,273
NVMMV2	3,869	13,807
NVNMO2	5,429	30,074
NVNSR1	744	107
NVNSR2	1,191	155
NVOLG1	5,829,210	7,785,550
NVOLG2	4,308,973	4,073,386
NVRE2	52,937	128,507
NVSTB2	44,826	60,811
NVTIV3	5,622	9,541
SAM	4,771,894	6,031,468
SCF	10,731	19,864
SCF2	53,212	307,495
SCGF2	93,866	64,856
SCVF	5,260	2,122
SCVF2	28,117	104,007
TRF2	2,277	36,214
AMSRS	5,644	55,484
PMVEBD	890	34,465
PMVFAD	52,297	70,772
PMVLAD	19,082	75,257
PVEIB	7,085	11,952
PVGOB	106,176	54,499
PVTIGB	577	1,043
PVTSCB	799	990
VWHA	254	36,323
VWHAS	94,437	28,583
WFVSCG	18,905	68,200
GVDIVI	1,882	20,526
GVDIV2	27,043	281,058
IVKMG1	3,920	13,253
IVKMG2	68,103	127,357
NVMLV2	762,524	1,881,326

	$43,098,174	$58,981,712

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2020	0.95%	to	1.65%	52,616	$30.06	to	$26.29	$1,527,739	1.32%	1.50%	to	0.78%
2019	0.95%	to	1.75%	56,557	29.62	to	25.62	1,621,462	1.02%	22.44%	to	21.45%
2018	0.95%	to	1.85%	63,789	24.19	to	20.74	1,494,042	0.74%	-6.74%	to	-7.60%
2017	0.95%	to	1.85%	70,036	25.94	to	22.44	1,760,193	1.21%	17.47%	to	16.41%
2016	0.95%	to	2.15%	82,758	22.08	to	18.42	1,763,718	0.82%	10.02%	to	8.69%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2020	0.95%	to	1.80%	11,035	19.18	to	16.30	201,855	1.55%	1.24%	to	0.37%
2019	0.95%	to	1.80%	11,466	18.94	to	16.24	207,776	0.79%	15.68%	to	14.69%
2018	0.95%	to	1.80%	13,071	16.38	to	14.16	204,176	1.01%	-23.71%	to	-24.37%
2017	0.95%	to	1.80%	16,588	21.47	to	18.72	342,425	1.94%	23.91%	to	22.85%
2016	0.95%	to	2.15%	18,176	17.32	to	14.45	301,032	1.05%	-1.74%	to	-2.93%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2020	0.95%	to	1.60%	29,668	47.86	to	42.26	1,353,878	0.00%	33.86%	to	32.99%
2019	0.95%	to	1.60%	33,723	35.75	to	31.78	1,154,752	0.00%	33.09%	to	32.21%
2018	0.95%	to	2.00%	47,218	26.86	to	22.44	1,188,099	0.00%	1.35%	to	0.26%
2017	0.95%	to	2.00%	50,013	26.50	to	22.38	1,250,101	0.00%	30.43%	to	29.05%
2016	0.95%	to	1.65%	48,231	20.32	to	18.29	946,130	0.00%	1.38%	to	0.67%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2020	0.95%	to	1.80%	51,694	41.50	to	35.27	2,056,575	0.77%	2.07%	to	1.20%
2019	0.95%	to	1.80%	61,514	40.65	to	34.85	2,409,622	0.32%	18.76%	to	17.74%
2018	0.95%	to	1.80%	65,201	34.23	to	29.60	2,155,169	0.22%	-16.10%	to	-16.83%
2017	0.95%	to	1.80%	74,486	40.80	to	35.59	2,944,428	0.24%	11.78%	to	10.82%
2016	0.95%	to	2.15%	84,356	36.50	to	30.45	2,980,413	0.36%	23.61%	to	22.12%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2020	0.95%	to	1.55%	74,605	22.69	to	21.13	1,652,395	1.33%	19.56%	to	18.84%
2019	0.95%	to	1.55%	75,010	18.97	to	17.78	1,393,629	1.25%	16.64%	to	15.93%
2018	0.95%	to	1.55%	81,650	16.27	to	15.34	1,303,613	0.84%	-8.46%	to	-9.02%
2017	0.95%	to	1.55%	86,640	17.77	to	16.86	1,514,433	1.17%	12.63%	to	11.95%
2016	0.95%	to	1.55%	114,523	15.78	to	15.06	1,784,930	1.07%	2.82%	to	2.20%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2020	0.95%	to	1.50%	15,045	42.12	to	37.98	617,599	1.58%	16.89%	to	16.24%
2019	0.95%	to	1.50%	15,566	36.03	to	32.67	547,214	1.73%	29.94%	to	29.22%
2018	0.95%	to	1.50%	15,947	27.73	to	25.29	432,005	1.64%	-5.55%	to	-6.07%
2017	0.95%	to	1.50%	19,503	29.36	to	26.92	560,302	1.66%	20.39%	to	19.72%
2016	0.95%	to	1.50%	24,961	24.39	to	22.49	598,298	1.99%	10.65%	to	10.04%
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
2020	0.95%	to	1.60%	45,422	45.52	to	40.52	2,006,711	1.31%	16.59%	to	15.83%
2019	0.95%	to	1.60%	50,797	39.04	to	34.98	1,919,690	1.46%	29.60%	to	28.75%
2018	0.95%	to	1.60%	57,318	30.12	to	27.17	1,672,646	1.38%	-5.76%	to	-6.39%
2017	0.95%	to	1.80%	69,346	31.96	to	28.17	2,156,056	1.49%	20.06%	to	19.04%
2016	0.95%	to	1.80%	64,894	26.62	to	23.67	1,684,953	1.75%	10.39%	to	9.44%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2020	1.10%			2,835	36.27			102,827	1.07%	22.78%
2019	1.10%			2,800	29.54			82,716	1.44%	32.88%
2018	1.10%			2,812	22.23			62,538	1.95%	-5.46%
2017	0.95%	to	1.10%	3,529	24.08	to	23.52	83,096	1.13%	14.24%	to	14.07%
2016	0.95%	to	1.10%	3,569	21.08	to	20.62	73,680	1.32%	9.33%	to	9.16%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2020	0.95%	to	1.15%	4,714	14.51	to	14.32	68,030	0.40%	6.82%	to	6.61%
2019	0.95%	to	1.15%	4,796	13.59	to	13.43	64,823	0.45%	18.72%	to	18.48%
2018	0.95%	to	1.15%	6,042	11.44	to	11.34	68,911	0.34%	-16.49%	to	-16.66%
2017	0.95%	to	1.15%	6,204	13.70	to	13.60	84,777	0.91%	13.95%	to	13.72%
2016	0.95%	to	1.15%	7,442	12.03	to	11.96	89,273	0.83%	14.11%	to	13.88%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2020	0.95%	to	1.35%	5,045	44.99	to	41.73	220,997	1.10%	9.59%	to	9.14%
2019	0.95%	to	1.35%	5,508	41.06	to	38.24	220,471	0.88%	21.05%	to	20.56%
2018	0.95%	to	1.35%	5,706	33.92	to	31.72	189,031	0.79%	-9.84%	to	-10.21%
2017	0.95%	to	1.35%	5,801	37.62	to	35.32	213,342	0.72%	11.34%	to	10.89%
2016	0.95%	to	1.35%	7,087	33.79	to	31.85	234,572	0.93%	24.54%	to	24.03%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2020	0.95%	to	1.15%	2,946	11.42	to	11.27	33,547	3.31%	1.03%	to	0.83%
2019	0.95%	to	1.30%	3,593	11.31	to	11.08	40,518	4.40%	6.06%	to	5.69%
2018	0.95%	to	1.30%	3,000	10.66	to	10.49	31,907	3.98%	-1.04%	to	-1.39%
2017	0.95%	to	1.30%	3,571	10.77	to	10.63	38,351	3.23%	2.46%	to	2.10%
2016	0.95%	to	1.30%	5,961	10.51	to	10.42	62,534	3.59%	7.91%	to	7.53%
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)
2020	0.95%	to	1.75%	57,677	30.62	to	26.28	1,699,074	5.91%	4.46%	to	3.61%
2019	0.95%	to	1.75%	65,510	29.32	to	25.36	1,852,017	5.73%	13.04%	to	12.13%
2018	0.95%	to	1.80%	69,383	25.93	to	22.42	1,738,349	7.88%	-4.35%	to	-5.18%
2017	0.95%	to	1.80%	77,738	27.11	to	23.65	2,039,056	6.56%	5.55%	to	4.65%
2016	0.95%	to	1.80%	92,115	25.69	to	22.60	2,293,641	6.10%	13.44%	to	12.47%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2020	0.95%	to	1.55%	51,603	19.46	to	17.38	975,371	2.72%	7.09%	to	6.44%
2019	0.95%	to	1.55%	53,565	18.17	to	16.33	947,394	2.73%	8.40%	to	7.75%
2018	0.95%	to	1.55%	51,627	16.76	to	15.16	844,472	3.57%	-1.54%	to	-2.14%
2017	0.95%	to	1.55%	79,480	17.02	to	15.49	1,328,508	3.04%	3.05%	to	2.43%
2016	0.95%	to	1.55%	77,840	16.52	to	15.12	1,257,174	3.63%	2.84%	to	2.22%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
2020	0.95%	to	1.85%	69,014	18.79	to	15.85	1,255,763	2.60%	6.84%	to	5.86%
2019	0.95%	to	1.85%	76,332	17.59	to	14.97	1,300,115	2.72%	8.13%	to	7.15%
2018	0.95%	to	1.85%	83,224	16.27	to	13.97	1,313,934	2.95%	-1.73%	to	-2.63%
2017	0.95%	to	1.85%	98,393	16.55	to	14.35	1,581,142	3.21%	2.77%	to	1.84%
2016	0.95%	to	1.85%	183,562	16.11	to	14.09	2,879,983	3.46%	2.55%	to	1.62%
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Primary Shares (FVK2)
2020	0.95%	to	1.20%	1,694	40.89	to	39.79	68,141	0.00%	27.57%	to	27.25%
2019	0.95%	to	1.20%	1,722	32.05	to	31.27	54,379	0.00%	32.55%	to	32.22%
2018	0.95%	to	1.20%	1,748	24.18	to	23.65	41,755	0.00%	2.85%	to	2.59%
2017	0.95%	to	1.50%	4,474	23.51	to	22.51	103,020	0.00%	27.11%	to	26.41%
2016	0.95%	to	1.50%	5,224	18.49	to	17.81	95,052	0.00%	2.68%	to	2.11%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
2020	0.95%	to	1.40%	34,289	10.74	to	10.63	367,308	2.27%	-0.25%	to	-0.70%
2019	0.95%	to	1.40%	41,532	10.77	to	10.70	446,505	1.99%	18.78%	to	18.24%
2018	0.95%	to	1.60%	44,308	9.07	to	9.04	401,515	0.00%	-9.34%	to	-9.56%	****
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)
2020	0.95%	to	1.45%	23,975	22.31	to	20.10	529,761	1.16%	13.45%	to	12.87%
2019	0.95%	to	1.45%	31,945	19.67	to	17.80	622,509	1.58%	16.89%	to	16.30%
2018	0.95%	to	1.45%	35,276	16.82	to	15.31	588,494	1.44%	-6.52%	to	-6.99%
2017	0.95%	to	1.45%	38,999	18.00	to	16.46	696,703	1.64%	12.67%	to	12.10%
2016	0.95%	to	1.45%	39,924	15.97	to	14.68	633,306	1.24%	1.87%	to	1.35%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 (FAMG2)
2020	0.95%	to	1.60%	20,260	20.78	to	18.14	416,879	0.90%	15.84%	to	15.08%
2019	0.95%	to	1.60%	24,283	17.94	to	15.76	431,906	1.32%	21.33%	to	20.54%
2018	0.95%	to	1.60%	25,825	14.78	to	13.07	378,708	1.18%	-8.76%	to	-9.36%
2017	0.95%	to	1.60%	26,473	16.20	to	14.43	425,627	1.05%	17.37%	to	16.60%
2016	0.95%	to	1.60%	28,546	13.81	to	12.37	390,894	1.21%	1.21%	to	0.55%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Initial Class (FAMGP)
2020	1.30%	to	1.50%	31,233	32.02	to	26.18	977,695	1.17%	15.74%	to	15.51%
2019	1.30%	to	1.50%	32,891	27.66	to	22.66	891,048	1.47%	21.23%	to	20.99%
2018	1.30%	to	1.50%	39,786	22.82	to	18.73	889,858	1.40%	-8.86%	to	-9.04%
2017	1.30%	to	1.50%	43,364	25.04	to	20.59	1,064,817	1.15%	17.19%	to	16.95%
2016	1.30%	to	1.50%	54,615	21.36	to	17.61	1,146,073	1.33%	1.13%	to	0.93%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class (FAMGS)
2020	0.95%	to	1.40%	19,401	27.51	to	21.04	515,604	0.99%	16.04%	to	15.51%
2019	0.95%	to	1.40%	21,283	23.70	to	18.21	488,527	1.37%	21.49%	to	20.94%
2018	0.95%	to	1.40%	24,888	19.51	to	15.06	472,372	1.32%	-8.64%	to	-9.05%
2017	0.95%	to	1.40%	27,156	21.36	to	16.56	565,519	1.18%	17.57%	to	17.04%
2016	0.95%	to	1.40%	31,924	18.16	to	14.15	567,386	1.28%	1.37%	to	0.91%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2020	1.30%	to	1.45%	50,279	31.82	to	26.90	1,558,148	1.48%	13.38%	to	13.21%
2019	1.30%	to	1.45%	56,988	28.06	to	23.76	1,559,975	1.75%	16.71%	to	16.53%
2018	1.30%	to	1.45%	64,901	24.05	to	20.39	1,524,168	1.52%	-6.59%	to	-6.73%
2017	1.30%	to	1.45%	76,879	25.74	to	21.86	1,935,133	1.83%	12.63%	to	12.45%
2016	1.30%	to	1.45%	86,285	22.86	to	19.44	1,931,202	1.41%	1.73%	to	1.58%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class (FAMS)
2020	0.95%	to	1.05%	28,575	28.13	to	27.49	799,601	1.25%	13.65%	to	13.53%
2019	0.95%	to	1.05%	38,052	24.75	to	24.21	934,385	1.57%	17.04%	to	16.92%
2018	0.95%	to	1.05%	49,824	21.15	to	20.71	1,044,742	1.54%	-6.34%	to	-6.44%
2017	0.95%	to	1.05%	56,801	22.58	to	22.13	1,272,041	1.71%	12.86%	to	12.75%
2016	0.95%	to	1.05%	67,991	20.01	to	19.63	1,349,741	1.35%	2.03%	to	1.93%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2020	0.95%	to	1.60%	44,747	31.45	to	27.45	1,363,167	1.25%	20.97%	to	20.17%
2019	0.95%	to	1.60%	50,153	26.00	to	22.84	1,264,520	1.56%	22.94%	to	22.13%
2018	0.95%	to	1.60%	52,456	21.15	to	18.70	1,077,103	1.27%	-5.35%	to	-5.98%
2017	0.95%	to	1.60%	54,960	22.34	to	19.89	1,194,123	1.08%	15.02%	to	14.26%
2016	0.95%	to	1.60%	79,584	19.43	to	17.41	1,508,912	1.17%	5.97%	to	5.27%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Initial Class (FBP)
2020	1.30%	to	1.50%	230,735	53.44	to	35.59	11,844,915	1.42%	20.80%	to	20.55%
2019	1.30%	to	1.50%	262,331	44.24	to	29.52	11,178,690	1.72%	22.89%	to	22.64%
2018	1.30%	to	1.50%	284,758	36.00	to	24.07	9,893,328	1.43%	-5.47%	to	-5.67%
2017	1.30%	to	1.50%	310,198	38.08	to	25.52	11,421,908	1.44%	14.92%	to	14.68%
2016	1.30%	to	1.50%	346,852	33.14	to	22.25	11,133,449	1.29%	5.87%	to	5.66%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class (FBS)
2020	0.95%	to	1.10%	59,304	37.40	to	30.18	2,202,595	1.37%	21.16%	to	20.98%
2019	0.95%	to	1.10%	65,209	30.87	to	24.95	1,999,779	1.64%	23.12%	to	22.93%
2018	0.95%	to	1.10%	69,964	25.07	to	20.29	1,743,542	1.36%	-5.18%	to	-5.33%
2017	0.95%	to	1.10%	82,925	26.44	to	21.44	2,180,050	1.36%	15.14%	to	14.97%
2016	0.95%	to	1.10%	92,071	22.96	to	18.65	2,095,202	1.24%	6.14%	to	5.98%
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)
2020	0.95%	to	1.60%	48,813	31.72	to	27.76	1,507,520	0.05%	32.08%	to	31.21%
2019	0.95%	to	1.60%	54,566	24.02	to	21.16	1,278,625	0.36%	28.59%	to	27.75%
2018	0.95%	to	2.00%	65,059	18.68	to	15.38	1,168,248	0.33%	-6.07%	to	-7.08%
2017	0.95%	to	2.00%	67,904	19.88	to	16.55	1,300,360	0.60%	22.33%	to	21.04%
2016	0.95%	to	2.00%	95,588	16.25	to	13.67	1,462,454	0.69%	1.69%	to	0.61%
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class (FDCAS)
2020	0.95%	to	1.00%	9,998	32.72	to	32.39	326,977	0.13%	32.21%	to	32.14%
2019	0.95%	to	1.00%	9,999	24.75	to	24.51	247,348	0.53%	28.72%	to	28.66%
2018	0.95%	to	1.20%	10,588	19.23	to	18.36	203,166	0.43%	-5.88%	to	-6.12%
2017	0.95%	to	1.20%	11,225	20.43	to	19.56	228,774	0.77%	22.59%	to	22.28%
2016	0.95%	to	1.20%	11,768	16.66	to	15.99	195,656	0.85%	1.78%	to	1.53%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2020	0.95%	to	1.85%	269,614	28.67	to	23.74	7,458,461	1.62%	5.43%	to	4.47%
2019	0.95%	to	1.85%	309,177	27.19	to	22.72	8,116,773	1.81%	25.90%	to	24.76%
2018	0.95%	to	1.85%	336,322	21.60	to	18.21	7,027,552	2.00%	-9.41%	to	-10.24%
2017	0.95%	to	1.85%	375,423	23.84	to	20.29	8,679,977	1.43%	11.58%	to	10.57%
2016	0.95%	to	2.15%	453,777	21.37	to	17.44	9,405,063	2.04%	16.59%	to	15.19%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2020	1.30%	to	1.50%	181,413	39.18	to	31.52	6,905,253	1.79%	5.31%	to	5.09%
2019	1.30%	to	1.50%	201,505	37.20	to	29.99	7,280,087	2.01%	25.79%	to	25.53%
2018	1.30%	to	1.50%	234,998	29.57	to	23.89	6,763,254	2.18%	-9.49%	to	-9.68%
2017	1.30%	to	1.50%	266,402	32.68	to	26.45	8,475,289	1.63%	11.43%	to	11.21%
2016	1.30%	to	1.50%	316,487	29.32	to	23.79	9,025,154	2.25%	16.49%	to	16.25%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2020	0.95%	to	1.50%	197,168	33.00	to	24.17	6,164,107	1.74%	5.53%	to	4.95%
2019	0.95%	to	1.50%	213,668	31.27	to	23.03	6,345,772	1.91%	26.12%	to	25.42%
2018	0.95%	to	1.50%	245,942	24.79	to	18.36	5,804,909	2.07%	-9.28%	to	-9.78%
2017	0.95%	to	1.50%	295,045	27.33	to	20.35	7,687,349	1.57%	11.74%	to	11.12%
2016	0.95%	to	1.50%	332,738	24.46	to	18.32	7,731,447	2.17%	16.79%	to	16.14%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2020	0.95%	to	1.85%	309,788	31.24	to	25.87	9,417,739	0.04%	42.19%	to	40.90%
2019	0.95%	to	1.85%	341,782	21.97	to	18.36	7,318,073	0.06%	32.70%	to	31.50%
2018	0.95%	to	1.85%	396,350	16.55	to	13.96	6,399,676	0.04%	-1.38%	to	-2.28%
2017	0.95%	to	1.85%	444,704	16.79	to	14.29	7,293,298	0.08%	33.54%	to	32.33%
2016	0.95%	to	1.85%	508,025	12.57	to	10.80	6,243,423	0.00%	-0.40%	to	-1.31%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2020	0.95%	to	1.60%	124,590	26.92	to	23.50	3,250,924	1.90%	6.57%	to	5.87%
2019	0.95%	to	1.60%	139,310	25.26	to	22.19	3,421,431	3.43%	28.45%	to	27.61%
2018	0.95%	to	1.60%	157,055	19.67	to	17.39	3,010,215	0.20%	-10.06%	to	-10.65%
2017	0.95%	to	1.75%	174,470	21.87	to	18.95	3,715,791	1.08%	15.51%	to	14.58%
2016	0.95%	to	2.15%	189,471	18.93	to	15.45	3,490,603	1.54%	14.71%	to	13.33%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Initial Class (FGIP)
2020	1.30%	to	1.50%	101,837	43.53	to	34.96	4,293,354	2.12%	6.45%	to	6.23%
2019	1.30%	to	1.50%	110,788	40.89	to	32.91	4,393,733	3.61%	28.36%	to	28.10%
2018	1.30%	to	1.50%	125,623	31.86	to	25.69	3,888,663	0.36%	-10.17%	to	-10.35%
2017	1.30%	to	1.50%	144,596	35.46	to	28.66	4,995,427	1.25%	15.38%	to	15.15%
2016	1.30%	to	1.50%	161,747	30.74	to	24.89	4,843,504	1.65%	14.58%	to	14.34%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class (FGIS)
2020	0.95%	to	1.25%	137,168	36.08	to	25.42	4,892,222	2.06%	6.71%	to	6.39%
2019	0.95%	to	1.25%	142,917	33.81	to	23.89	4,778,345	3.54%	28.71%	to	28.32%
2018	0.95%	to	1.25%	162,030	26.27	to	18.62	4,210,119	0.25%	-9.94%	to	-10.22%
2017	0.95%	to	1.30%	183,327	29.17	to	20.54	5,291,380	1.16%	15.67%	to	15.26%
2016	0.95%	to	1.30%	209,101	25.22	to	17.82	5,222,564	1.59%	14.85%	to	14.44%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2020	1.30%	to	1.50%	214,535	68.85	to	56.68	14,300,467	0.07%	42.02%	to	41.74%
2019	1.30%	to	1.50%	233,086	48.48	to	39.99	10,950,386	0.26%	32.57%	to	32.30%
2018	1.30%	to	1.50%	242,955	36.57	to	30.23	8,614,533	0.24%	-1.47%	to	-1.67%
2017	1.30%	to	1.50%	279,392	37.11	to	30.74	10,079,536	0.22%	33.38%	to	33.11%
2016	1.30%	to	1.50%	308,053	27.82	to	23.09	8,324,436	0.04%	-0.51%	to	-0.71%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2020	0.95%	to	1.50%	215,599	60.35	to	36.73	12,846,659	0.06%	42.38%	to	41.59%
2019	0.95%	to	1.50%	228,952	42.39	to	25.94	9,585,434	0.17%	32.91%	to	32.17%
2018	0.95%	to	1.50%	254,601	31.89	to	19.62	8,006,621	0.15%	-1.23%	to	-1.78%
2017	0.95%	to	1.65%	286,803	32.29	to	19.42	9,100,252	0.13%	33.72%	to	32.78%
2016	0.95%	to	1.65%	323,147	24.15	to	14.62	7,666,055	0.00%	-0.24%	to	-0.94%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)
2020	0.95%	to	1.85%	87,368	19.98	to	16.55	1,682,301	4.91%	1.45%	to	0.53%
2019	0.95%	to	1.85%	96,807	19.70	to	16.46	1,838,908	4.97%	13.68%	to	12.65%
2018	0.95%	to	1.85%	107,633	17.33	to	14.61	1,803,548	5.24%	-4.55%	to	-5.42%
2017	0.95%	to	1.80%	128,888	18.15	to	15.59	2,273,654	4.96%	5.90%	to	4.94%
2016	0.95%	to	1.85%	152,038	17.14	to	14.72	2,539,327	5.22%	13.09%	to	12.06%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2020	1.30%	to	1.50%	217,364	22.29	to	18.14	4,704,691	4.96%	1.41%	to	1.20%
2019	1.30%	to	1.50%	232,341	21.98	to	17.93	4,965,571	5.11%	13.61%	to	13.38%
2018	1.30%	to	1.50%	258,160	19.35	to	15.81	4,854,611	5.40%	-4.55%	to	-4.74%
2017	1.30%	to	1.50%	296,755	20.27	to	16.60	5,857,714	5.13%	5.55%	to	5.33%
2016	1.30%	to	1.50%	343,791	19.21	to	15.76	6,416,845	5.23%	13.12%	to	12.89%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
2020	0.95%	to	1.50%	117,741	19.36	to	16.91	2,255,104	4.94%	1.67%	to	1.11%
2019	0.95%	to	1.50%	124,096	19.04	to	16.72	2,338,545	5.09%	13.83%	to	13.20%
2018	0.95%	to	1.50%	134,299	16.73	to	14.77	2,222,500	5.38%	-4.52%	to	-5.05%
2017	0.95%	to	1.50%	150,007	17.52	to	15.56	2,600,525	5.00%	6.06%	to	5.47%
2016	0.95%	to	1.50%	178,803	16.52	to	14.75	2,926,836	5.02%	13.29%	to	12.66%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)
2020	0.95%	to	1.55%	278,774	25.77	to	21.18	7,056,811	2.15%	8.36%	to	7.70%
2019	0.95%	to	1.55%	312,503	23.79	to	19.67	7,309,975	2.68%	8.62%	to	7.97%
2018	0.95%	to	1.55%	338,882	21.90	to	18.22	7,306,160	2.44%	-1.48%	to	-2.08%
2017	0.95%	to	1.70%	366,021	22.23	to	18.08	8,025,994	2.32%	3.23%	to	2.45%
2016	0.95%	to	1.70%	411,242	21.53	to	17.65	8,764,791	2.23%	3.75%	to	2.97%
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)
2020	0.95%	to	1.70%	551,361	44.78	to	28.29	25,673,612	1.74%	17.12%	to	16.23%
2019	0.95%	to	1.70%	607,919	38.23	to	24.34	24,311,780	1.96%	30.10%	to	29.12%
2018	0.95%	to	1.70%	650,919	29.39	to	18.85	20,038,250	1.83%	-5.40%	to	-6.12%
2017	0.95%	to	1.70%	706,961	31.07	to	20.08	23,002,643	1.79%	20.56%	to	19.65%
2016	0.95%	to	1.70%	767,109	25.77	to	16.78	20,707,304	1.45%	10.80%	to	9.96%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2020	0.95%	to	1.80%	213,117	55.43	to	46.38	11,523,123	0.40%	16.75%	to	15.75%
2019	0.95%	to	1.80%	241,230	47.47	to	40.07	11,166,909	0.67%	22.00%	to	20.96%
2018	0.95%	to	1.80%	260,035	38.91	to	33.13	9,872,938	0.40%	-15.59%	to	-16.32%
2017	0.95%	to	1.80%	293,442	46.10	to	39.59	13,205,938	0.49%	19.39%	to	18.37%
2016	0.95%	to	2.15%	331,701	38.61	to	31.51	12,485,102	0.30%	10.86%	to	9.52%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)
2020	1.30%			21,576	93.62			2,019,873	0.65%	16.65%
2019	1.30%			23,138	80.25			1,856,871	0.84%	21.84%
2018	1.30%			28,142	65.86			1,853,632	0.63%	-15.66%
2017	1.30%			33,669	78.09			2,629,256	0.68%	19.24%
2016	1.30%			37,441	65.49			2,451,969	0.50%	10.78%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2020	0.95%	to	1.45%	72,392	98.96	to	81.85	7,091,340	0.57%	16.92%	to	16.33%
2019	0.95%	to	1.45%	73,665	84.64	to	70.36	6,173,561	0.79%	22.18%	to	21.56%
2018	0.95%	to	1.45%	78,453	69.28	to	57.88	5,382,046	0.55%	-15.46%	to	-15.88%
2017	0.95%	to	1.85%	84,392	81.94	to	63.79	6,848,687	0.61%	19.56%	to	18.48%
2016	0.95%	to	1.85%	91,532	68.53	to	53.84	6,216,021	0.42%	11.05%	to	10.04%
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)
2020	0.95%	to	1.50%	391,363	12.72	to	11.30	4,758,018	0.28%	-0.63%	to	-1.18%
2019	0.95%	to	1.50%	276,218	12.80	to	11.44	3,381,718	1.96%	1.05%	to	0.49%
2018	0.95%	to	1.50%	329,911	12.66	to	11.38	4,042,255	1.67%	0.67%	to	0.11%
2017	0.95%	to	1.50%	259,691	12.58	to	11.37	3,167,687	0.66%	-0.27%	to	-0.83%
2016	0.95%	to	1.50%	317,926	12.61	to	11.46	3,883,361	0.20%	-0.75%	to	-1.29%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2020	0.95%	to	1.75%	118,942	17.40	to	14.71	2,025,043	0.21%	14.24%	to	13.32%
2019	0.95%	to	1.75%	133,700	15.23	to	12.98	1,990,416	1.50%	26.29%	to	25.27%
2018	0.95%	to	1.85%	149,856	12.06	to	10.17	1,766,634	1.26%	-15.87%	to	-16.64%
2017	0.95%	to	1.85%	167,724	14.33	to	12.20	2,346,971	1.16%	28.76%	to	27.59%
2016	0.95%	to	2.15%	204,269	11.13	to	9.09	2,210,272	1.22%	-6.17%	to	-7.30%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2020	1.30%	to	1.50%	202,392	29.29	to	23.88	5,779,620	0.43%	14.11%	to	13.88%
2019	1.30%	to	1.50%	229,946	25.67	to	20.97	5,758,023	1.69%	26.11%	to	25.85%
2018	1.30%	to	1.50%	256,238	20.36	to	16.66	5,097,130	1.47%	-15.92%	to	-16.09%
2017	1.30%	to	1.50%	296,806	24.21	to	19.86	7,029,972	1.42%	28.60%	to	28.34%
2016	1.30%	to	1.50%	323,022	18.83	to	15.47	5,963,170	1.41%	-6.29%	to	-6.48%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2020	0.95%	to	1.45%	68,848	25.45	to	20.04	1,695,171	0.35%	14.40%	to	13.82%
2019	0.95%	to	1.45%	72,812	22.25	to	17.60	1,569,198	1.65%	26.46%	to	25.82%
2018	0.95%	to	1.45%	79,146	17.59	to	13.99	1,350,864	1.43%	-15.70%	to	-16.13%
2017	0.95%	to	1.45%	87,445	20.87	to	16.68	1,774,069	1.33%	28.87%	to	28.22%
2016	0.95%	to	1.45%	94,480	16.19	to	13.01	1,487,928	1.31%	-6.02%	to	-6.49%
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)
2020	0.95%	to	1.75%	12,421	28.43	to	24.25	340,170	1.29%	5.01%	to	4.17%
2019	0.95%	to	1.75%	13,177	27.07	to	23.28	344,774	1.53%	30.62%	to	29.57%
2018	0.95%	to	1.75%	15,277	20.72	to	17.97	306,634	0.90%	-14.90%	to	-15.60%
2017	0.95%	to	1.75%	14,997	24.35	to	21.29	354,418	1.07%	14.27%	to	13.35%
2016	0.95%	to	1.75%	16,956	21.31	to	18.78	351,773	0.87%	10.65%	to	9.76%
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class (FVS)
2020	0.95%	to	1.05%	6,927	29.29	to	28.71	201,999	1.37%	5.22%	to	5.11%
2019	0.95%	to	1.05%	7,136	27.84	to	27.32	197,792	1.70%	30.75%	to	30.62%
2018	0.95%	to	1.05%	7,580	21.29	to	20.91	160,732	0.78%	-14.79%	to	-14.88%
2017	0.95%	to	1.05%	10,465	24.98	to	24.57	260,848	1.22%	14.44%	to	14.33%
2016	0.95%	to	1.05%	10,654	21.83	to	21.49	232,072	0.99%	10.84%	to	10.73%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2020	0.95%	to	1.10%	3,330	36.01	to	35.01	119,160	1.21%	7.15%	to	6.99%
2019	0.95%	to	1.10%	3,462	33.61	to	32.73	115,544	1.60%	33.02%	to	32.81%
2018	0.95%	to	1.10%	3,553	25.27	to	24.64	89,151	0.87%	-18.12%	to	-18.25%
2017	0.95%	to	1.10%	3,601	30.86	to	30.14	110,324	1.40%	18.08%	to	17.90%
2016	0.95%	to	1.10%	3,705	26.13	to	25.56	96,173	0.98%	8.44%	to	8.28%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2020	0.95%	to	1.85%	27,895	33.12	to	27.93	890,455	1.05%	6.99%	to	6.02%
2019	0.95%	to	1.85%	32,063	30.96	to	26.34	961,268	1.35%	32.82%	to	31.62%
2018	0.95%	to	1.85%	38,703	23.31	to	20.02	874,809	0.70%	-18.29%	to	-19.03%
2017	0.95%	to	1.85%	45,056	28.52	to	24.72	1,248,737	1.18%	17.96%	to	16.89%
2016	0.95%	to	1.85%	62,029	24.18	to	21.15	1,453,285	0.82%	8.24%	to	7.26%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2020	0.95%	to	1.55%	28,635	17.61	to	16.31	490,848	1.49%	10.68%	to	10.01%
2019	0.95%	to	1.55%	29,901	15.91	to	14.82	464,281	3.45%	18.72%	to	18.00%
2018	0.95%	to	1.55%	32,984	13.40	to	12.56	431,451	3.18%	-10.51%	to	-11.06%
2017	0.95%	to	1.55%	37,734	14.98	to	14.12	553,880	2.73%	10.92%	to	10.25%
2016	0.95%	to	1.40%	35,569	13.50	to	12.98	473,365	3.99%	12.11%	to	11.60%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.95%	to	1.35%	23,237	42.49	to	39.42	962,456	1.51%	15.12%	to	14.66%
2019	0.95%	to	1.35%	25,941	36.91	to	34.38	934,719	1.48%	28.35%	to	27.84%
2018	0.95%	to	1.35%	28,650	28.76	to	26.89	805,720	1.41%	-5.75%	to	-6.13%
2017	0.95%	to	1.35%	34,987	30.51	to	28.65	1,045,467	1.74%	19.70%	to	19.22%
2016	0.95%	to	1.40%	38,141	25.49	to	23.85	950,548	1.57%	15.23%	to	14.70%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2020	0.95%	to	1.35%	4,374	18.66	to	17.31	79,320	3.63%	-1.86%	to	-2.25%
2019	0.95%	to	1.35%	4,666	19.01	to	17.71	86,333	1.98%	11.77%	to	11.31%
2018	0.95%	to	1.35%	4,830	17.01	to	15.91	80,084	2.88%	-16.08%	to	-16.42%
2017	0.95%	to	1.35%	5,011	20.27	to	19.03	99,160	2.80%	15.91%	to	15.44%
2016	0.95%	to	1.35%	5,341	17.49	to	16.48	91,309	2.14%	6.47%	to	6.04%
Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)
2020	0.95%	to	1.75%	95,369	28.27	to	24.25	2,608,679	2.13%	-2.03%	to	-2.82%
2019	0.95%	to	1.75%	114,445	28.85	to	24.96	3,196,118	1.70%	23.75%	to	22.75%
2018	0.95%	to	1.75%	122,049	23.31	to	20.33	2,758,073	1.38%	-13.20%	to	-13.91%
2017	0.95%	to	1.80%	147,616	26.86	to	23.43	3,847,277	1.90%	16.46%	to	15.47%
2016	0.95%	to	2.15%	170,225	23.06	to	19.24	3,812,937	1.33%	15.88%	to	14.48%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2020	0.95%	to	1.80%	57,271	42.15	to	35.82	2,343,903	0.00%	40.65%	to	39.44%
2019	0.95%	to	1.80%	66,685	29.97	to	25.69	1,942,185	0.00%	35.13%	to	33.97%
2018	0.95%	to	1.85%	71,377	22.18	to	19.01	1,538,165	0.00%	-4.81%	to	-5.68%
2017	0.95%	to	1.85%	81,060	23.30	to	20.16	1,835,883	0.00%	25.82%	to	24.68%
2016	0.95%	to	1.85%	88,018	18.52	to	16.17	1,582,192	0.00%	1.05%	to	0.13%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)
2020	0.95%	to	1.80%	16,688	24.18	to	21.31	386,892	0.91%	12.49%	to	11.53%
2019	0.95%	to	1.80%	23,823	21.50	to	19.11	493,032	0.17%	27.44%	to	26.35%
2018	0.95%	to	1.80%	25,825	16.87	to	15.12	420,964	0.00%	-10.47%	to	-11.25%
2017	0.95%	to	1.80%	27,696	18.84	to	17.04	505,140	0.76%	11.81%	to	10.85%
2016	0.95%	to	1.80%	32,638	16.85	to	15.37	534,914	0.50%	8.98%	to	8.04%
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
2020	1.10%	to	1.35%	1,867	24.52	to	23.62	45,354	1.37%	12.60%	to	12.31%
2019	1.10%	to	1.35%	1,901	21.77	to	21.03	41,045	0.94%	27.55%	to	27.22%
2018	0.95%	to	1.35%	2,137	17.40	to	16.53	36,298	0.88%	-10.26%	to	-10.63%
2017	0.95%	to	1.35%	2,410	19.39	to	18.50	45,818	1.04%	12.10%	to	11.65%
2016	0.95%	to	1.35%	2,492	17.30	to	16.57	42,335	0.71%	9.22%	to	8.78%
Invesco - Invesco V.I. International Growth Fund: Series II Shares (AVIE2)
2020	0.95%	to	1.75%	2,347	33.27	to	28.55	74,924	2.12%	12.66%	to	11.75%
2019	0.95%	to	1.75%	2,670	29.53	to	25.54	75,885	1.22%	27.02%	to	25.99%
2018	0.95%	to	1.80%	3,335	23.25	to	20.10	74,810	1.60%	-16.02%	to	-16.74%
2017	0.95%	to	1.80%	5,680	27.68	to	24.14	153,894	1.27%	21.56%	to	20.52%
2016	0.95%	to	1.80%	5,752	22.77	to	20.03	128,353	1.11%	-1.64%	to	-2.48%
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2020	1.10%	to	1.35%	4,377	30.15	to	28.76	131,186	0.75%	8.05%	to	7.77%
2019	1.10%	to	1.35%	4,412	27.90	to	26.69	122,355	0.51%	23.90%	to	23.59%
2018	1.10%	to	1.35%	4,411	22.52	to	21.59	98,787	0.52%	-12.33%	to	-12.55%
2017	0.95%	to	1.35%	4,480	26.30	to	24.70	114,497	0.49%	13.83%	to	13.37%
2016	0.95%	to	1.35%	5,595	23.11	to	21.78	125,986	0.08%	12.36%	to	11.91%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2020	1.10%			1,310	14.72			19,280	0.00%	47.18%			****
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
2020	0.95%	to	1.40%	10,277	14.70	to	14.65	150,893	0.00%	46.97%	to	46.52%	****
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
2020	0.95%	to	1.80%	117,600	33.97	to	28.87	3,859,688	1.16%	12.61%	to	11.65%
2019	0.95%	to	1.80%	141,461	30.17	to	25.86	4,140,552	0.82%	30.49%	to	29.37%
2018	0.95%	to	2.00%	156,454	23.12	to	19.31	3,493,815	0.90%	-8.98%	to	-9.95%
2017	0.95%	to	2.00%	170,379	25.40	to	21.45	4,186,060	1.04%	15.53%	to	14.31%
2016	0.95%	to	2.15%	184,565	21.99	to	18.34	3,945,367	0.87%	10.24%	to	8.91%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2020	0.95%	to	1.35%	5,136	47.41	to	43.97	237,235	0.71%	26.43%	to	25.92%
2019	0.95%	to	1.35%	5,361	37.50	to	34.92	196,142	0.90%	30.54%	to	30.01%
2018	0.95%	to	1.35%	5,631	28.73	to	26.86	158,081	0.92%	-14.01%	to	-14.36%
2017	0.95%	to	1.50%	8,693	33.41	to	30.63	284,415	0.91%	35.37%	to	34.62%
2016	0.95%	to	1.50%	7,872	24.68	to	22.75	190,245	1.07%	-0.87%	to	-1.42%
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
2020	0.95%	to	1.95%	72,493	45.32	to	37.42	3,183,692	0.43%	26.13%	to	24.85%
2019	0.95%	to	1.95%	95,666	35.93	to	29.97	3,331,826	0.64%	30.21%	to	28.89%
2018	0.95%	to	1.95%	105,223	27.59	to	23.25	2,817,400	0.77%	-14.22%	to	-15.09%
2017	0.95%	to	1.95%	121,449	32.17	to	27.38	3,795,774	0.73%	35.03%	to	33.67%
2016	0.95%	to	1.95%	139,347	23.82	to	20.49	3,231,307	0.77%	-1.10%	to	-2.10%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2020	0.95%	to	1.10%	4,750	13.51	to	13.38	63,846	0.66%	19.89%	to	19.71%
2019	0.95%	to	1.10%	4,966	11.27	to	11.17	55,716	0.71%	26.74%	to	26.54%
2018	0.95%	to	1.10%	5,177	8.89	to	8.83	45,863	0.78%	-20.32%	to	-20.44%
2017	0.95%	to	1.10%	6,018	11.16	to	11.10	66,848	0.96%	25.25%	to	25.06%
2016	0.95%	to	1.10%	5,921	8.91	to	8.88	52,607	0.80%	-3.64%	to	-3.78%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2020	0.95%	to	1.35%	7,305	11.72	to	11.34	84,655	5.36%	2.42%	to	2.00%
2019	0.95%	to	1.35%	8,796	11.44	to	11.12	99,672	3.84%	9.75%	to	9.31%
2018	0.95%	to	1.35%	12,216	10.43	to	10.17	126,571	4.96%	-5.31%	to	-5.70%
2017	0.95%	to	1.35%	12,109	11.01	to	10.78	132,619	2.31%	5.27%	to	4.84%
2016	0.95%	to	1.40%	12,642	10.46	to	10.26	131,676	4.59%	5.52%	to	5.05%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
2020	0.95%	to	1.75%	110,004	21.89	to	18.78	2,331,425	5.29%	2.01%	to	1.19%
2019	0.95%	to	1.75%	119,493	21.46	to	18.56	2,490,561	3.42%	9.56%	to	8.67%
2018	0.95%	to	1.80%	130,558	19.58	to	16.93	2,483,738	4.59%	-5.45%	to	-6.27%
2017	0.95%	to	1.80%	148,044	20.71	to	18.07	2,982,572	1.98%	5.03%	to	4.13%
2016	0.95%	to	1.80%	171,043	19.72	to	17.35	3,288,314	4.58%	5.26%	to	4.36%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
2020	0.95%	to	1.20%	7,683	50.14	to	47.84	375,181	0.65%	18.79%	to	18.49%
2019	0.95%	to	1.20%	7,663	42.21	to	40.37	315,467	0.19%	25.27%	to	24.95%
2018	0.95%	to	1.20%	9,469	33.69	to	32.31	311,498	0.30%	-11.18%	to	-11.41%
2017	0.95%	to	1.35%	9,640	37.93	to	35.62	357,645	0.78%	13.07%	to	12.62%
2016	0.95%	to	1.35%	11,073	33.55	to	31.63	363,815	0.52%	16.93%	to	16.46%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
2020	0.95%	to	1.40%	11,010	27.64	to	25.85	297,232	0.37%	18.50%	to	17.96%
2019	0.95%	to	1.40%	13,627	23.32	to	21.92	311,208	0.00%	24.94%	to	24.37%
2018	0.95%	to	2.00%	17,947	18.67	to	16.31	321,475	0.06%	-11.39%	to	-12.34%
2017	0.95%	to	2.00%	23,242	21.07	to	18.61	472,872	0.61%	12.83%	to	11.64%
2016	0.95%	to	2.00%	23,304	18.67	to	16.67	421,867	0.27%	16.56%	to	15.33%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2020	0.95%	to	1.60%	11,539	21.12	to	19.56	240,660	2.04%	12.80%	to	12.06%
2019	0.95%	to	1.60%	14,110	18.73	to	17.46	261,186	2.02%	20.62%	to	19.83%
2018	0.95%	to	1.60%	16,307	15.52	to	14.57	250,487	1.43%	-6.34%	to	-6.96%
2017	0.95%	to	1.60%	31,665	16.58	to	15.66	519,477	1.53%	17.15%	to	16.39%
2016	0.95%	to	1.60%	36,561	14.15	to	13.45	512,617	0.62%	-3.49%	to	-4.12%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2020	0.95%	to	1.30%	8,300	10.49	to	10.25	86,308	1.78%	-2.21%	to	-2.56%
2019	0.95%	to	1.30%	8,975	10.73	to	10.52	95,557	0.90%	17.02%	to	16.61%
2018	0.95%	to	1.30%	9,250	9.17	to	9.02	84,285	2.01%	-19.33%	to	-19.62%
2017	0.95%	to	1.30%	6,486	11.37	to	11.22	73,333	1.68%	26.62%	to	26.17%
2016	0.95%	to	1.30%	5,338	8.98	to	8.89	47,748	1.20%	19.64%	to	19.21%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
2020	0.95%	to	1.75%	61,031	21.66	to	20.67	1,305,871	0.23%	21.04%	to	20.06%
2019	0.95%	to	1.75%	76,949	17.89	to	17.21	1,364,547	0.34%	38.26%	to	37.14%
2018	0.95%	to	1.75%	79,898	12.94	to	12.55	1,026,362	0.33%	-0.38%	to	-1.19%
2017	0.95%	to	1.75%	88,795	12.99	to	12.70	1,147,131	0.43%	26.89%	to	25.87%
2016	0.95%	to	1.75%	105,949	10.24	to	10.09	1,080,927	0.39%	4.84%	to	3.99%
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2020	0.95%	to	1.95%	64,253	36.48	to	30.12	2,257,527	0.00%	34.83%	to	33.47%
2019	0.95%	to	1.95%	60,508	27.06	to	22.57	1,575,429	0.00%	36.96%	to	35.58%
2018	0.95%	to	1.95%	68,199	19.76	to	16.65	1,295,056	0.00%	-0.01%	to	-1.03%
2017	0.95%	to	1.95%	75,975	19.76	to	16.82	1,447,570	0.00%	25.48%	to	24.21%
2016	0.95%	to	1.95%	88,955	15.75	to	13.54	1,352,466	0.00%	3.62%	to	2.58%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2020	0.95%	to	1.65%	31,910	53.94	to	47.18	1,669,578	0.00%	44.20%	to	43.18%
2019	0.95%	to	1.65%	36,257	37.40	to	32.95	1,315,218	0.00%	39.93%	to	38.94%
2018	0.95%	to	1.65%	38,204	26.73	to	23.71	990,805	0.00%	-2.66%	to	-3.35%
2017	0.95%	to	1.65%	45,261	27.46	to	24.54	1,206,160	0.00%	25.14%	to	24.25%
2016	0.95%	to	1.65%	55,880	21.94	to	19.75	1,189,536	0.00%	7.77%	to	7.01%
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2020	0.95%	to	1.95%	60,361	35.75	to	29.52	2,091,290	1.42%	2.24%	to	1.21%
2019	0.95%	to	1.95%	57,034	34.96	to	29.16	1,940,740	1.92%	28.28%	to	26.98%
2018	0.95%	to	2.00%	68,873	27.26	to	22.77	1,798,363	1.25%	-11.21%	to	-12.16%
2017	0.95%	to	2.00%	83,777	30.70	to	25.92	2,466,112	1.79%	16.24%	to	15.01%
2016	0.95%	to	1.95%	88,675	26.41	to	22.71	2,276,151	1.88%	12.70%	to	11.56%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2020	0.95%	to	1.40%	27,220	27.48	to	26.18	738,311	0.80%	19.06%	to	18.52%
2019	0.95%	to	1.40%	34,529	23.08	to	22.09	787,754	1.47%	24.46%	to	23.89%
2018	0.95%	to	1.40%	37,254	18.55	to	17.83	683,828	0.90%	-10.59%	to	-11.00%
2017	0.95%	to	1.60%	40,517	20.74	to	19.72	830,746	1.28%	25.62%	to	24.80%
2016	0.95%	to	2.00%	54,089	16.51	to	15.38	876,705	1.16%	2.86%	to	1.77%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2020	0.95%	to	1.75%	24,001	17.17	to	14.88	405,541	2.51%	6.53%	to	5.67%
2019	0.95%	to	1.75%	23,228	16.12	to	14.08	368,532	3.58%	9.56%	to	8.68%
2018	0.95%	to	1.75%	19,139	14.71	to	12.96	277,321	2.59%	-1.86%	to	-2.65%
2017	0.95%	to	1.75%	14,226	14.99	to	13.31	208,670	2.88%	4.89%	to	4.05%
2016	0.95%	to	1.75%	13,367	14.29	to	12.79	188,797	1.66%	4.86%	to	4.01%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020	0.95%	to	1.75%	246,559	16.41	to	14.08	3,935,476	2.05%	5.07%	to	4.23%
2019	0.95%	to	1.75%	247,644	15.62	to	13.51	3,771,193	2.30%	5.26%	to	4.41%
2018	0.95%	to	1.85%	263,230	14.84	to	12.72	3,811,983	2.13%	-1.00%	to	-1.91%
2017	0.95%	to	1.85%	281,571	14.99	to	12.97	4,125,434	2.02%	1.12%	to	0.20%
2016	0.95%	to	1.85%	328,316	14.82	to	12.94	4,760,379	1.80%	-0.21%	to	-1.12%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2020	0.95%	to	1.75%	26,341	34.97	to	30.00	901,435	1.67%	11.92%	to	11.02%
2019	0.95%	to	1.75%	33,600	31.24	to	27.02	1,020,954	2.07%	21.50%	to	20.52%
2018	0.95%	to	1.75%	40,568	25.71	to	22.42	1,014,582	0.42%	-18.44%	to	-19.10%
2017	0.95%	to	1.75%	47,424	31.53	to	27.72	1,455,118	0.94%	39.88%	to	38.76%
2016	0.95%	to	1.75%	50,081	22.54	to	19.98	1,100,350	0.83%	6.46%	to	5.60%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2020	0.95%	to	1.55%	164,833	23.42	to	21.42	3,786,855	1.47%	10.93%	to	10.26%
2019	0.95%	to	1.40%	168,710	21.11	to	19.84	3,506,204	1.64%	19.64%	to	19.09%
2018	0.95%	to	1.40%	169,952	17.65	to	16.66	2,952,561	1.19%	-5.89%	to	-6.32%
2017	0.95%	to	1.40%	213,243	18.75	to	17.78	3,943,625	1.09%	14.70%	to	14.18%
2016	0.95%	to	1.75%	205,107	16.35	to	14.99	3,312,038	1.85%	7.97%	to	7.10%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2020	0.95%	to	1.80%	36,905	14.28	to	12.58	509,646	2.17%	8.17%	to	7.24%
2019	0.95%	to	1.80%	33,905	13.20	to	11.73	432,619	1.79%	7.95%	to	7.02%
2018	0.95%	to	1.80%	34,215	12.23	to	10.96	404,764	2.31%	-2.02%	to	-2.86%
2017	0.95%	to	1.80%	37,426	12.48	to	11.29	454,171	1.16%	2.23%	to	1.36%
2016	0.95%	to	1.80%	53,528	12.21	to	11.14	640,740	2.71%	1.68%	to	0.81%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2020	0.95%	to	1.80%	51,977	33.53	to	29.55	1,712,751	0.66%	28.70%	to	27.59%
2019	0.95%	to	1.80%	58,150	26.05	to	23.16	1,487,165	0.64%	33.50%	to	32.35%
2018	0.95%	to	1.80%	64,800	19.52	to	17.50	1,244,168	0.21%	-10.29%	to	-11.06%
2017	0.95%	to	1.80%	77,759	21.75	to	19.67	1,662,235	0.67%	29.73%	to	28.62%
2016	0.95%	to	1.80%	89,158	16.77	to	15.30	1,472,969	1.44%	-0.76%	to	-1.61%
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2020	0.95%	to	1.40%	27,512	24.90	to	23.39	675,347	1.65%	12.00%	to	11.50%
2019	0.95%	to	1.40%	33,807	22.23	to	20.98	741,054	1.28%	24.47%	to	23.91%
2018	0.95%	to	1.40%	40,920	17.86	to	16.93	720,858	0.97%	-3.12%	to	-3.56%
2017	0.95%	to	1.40%	42,422	18.43	to	17.56	772,099	1.39%	20.77%	to	20.22%
2016	0.95%	to	1.55%	41,588	15.26	to	14.39	627,366	1.22%	10.03%	to	9.37%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2020	0.95%	to	1.80%	90,217	42.06	to	37.06	3,730,034	0.70%	50.06%	to	48.77%
2019	0.95%	to	1.80%	92,618	28.03	to	24.91	2,558,023	0.35%	29.05%	to	27.94%
2018	0.95%	to	1.80%	102,775	21.72	to	19.47	2,201,752	0.29%	-1.61%	to	-2.45%
2017	0.95%	to	1.80%	116,284	22.07	to	19.96	2,528,783	0.29%	26.59%	to	25.50%
2016	0.95%	to	1.80%	149,664	17.44	to	15.91	2,579,019	0.22%	8.03%	to	7.11%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020	0.95%	to	1.95%	498,891	29.45	to	24.31	14,085,989	0.22%	11.26%	to	10.14%
2019	0.95%	to	1.95%	511,090	26.47	to	22.07	12,995,145	2.01%	20.67%	to	19.45%
2018	0.95%	to	1.95%	585,769	21.93	to	18.48	12,335,377	1.60%	-8.61%	to	-9.54%
2017	0.95%	to	1.95%	628,511	24.00	to	20.43	14,504,907	1.59%	15.57%	to	14.41%
2016	0.95%	to	1.95%	701,777	20.76	to	17.86	14,034,174	1.74%	7.45%	to	6.37%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2020	0.95%	to	1.85%	285,950	21.73	to	18.29	5,884,399	0.13%	7.52%	to	6.54%
2019	0.95%	to	1.85%	314,133	20.21	to	17.16	6,030,525	2.10%	12.40%	to	11.38%
2018	0.95%	to	1.85%	367,493	17.98	to	15.41	6,297,674	1.92%	-4.65%	to	-5.52%
2017	0.95%	to	1.85%	393,094	18.85	to	16.31	7,093,989	1.81%	8.18%	to	7.20%
2016	0.95%	to	2.15%	441,268	17.43	to	14.54	7,372,985	1.88%	4.70%	to	3.44%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2020	0.95%			55,124	13.31			733,454	3.27%	33.06%		****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2020	0.95%	to	1.80%	89,569	31.50	to	26.77	2,726,461	0.22%	11.74%	to	10.79%
2019	0.95%	to	1.80%	93,681	28.19	to	24.17	2,554,663	1.89%	22.56%	to	21.51%
2018	0.95%	to	1.80%	105,736	23.00	to	19.89	2,353,667	1.34%	-9.73%	to	-10.50%
2017	0.95%	to	1.80%	134,712	25.48	to	22.22	3,277,630	1.54%	17.31%	to	16.30%
2016	0.95%	to	1.80%	140,182	21.72	to	19.11	2,919,621	1.57%	8.43%	to	7.50%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2020	0.95%	to	1.80%	218,457	17.76	to	15.10	3,708,348	0.09%	5.70%	to	4.79%
2019	0.95%	to	1.80%	243,237	16.80	to	14.40	3,909,979	2.13%	8.49%	to	7.56%
2018	0.95%	to	1.80%	259,221	15.49	to	13.39	3,845,916	1.90%	-2.74%	to	-3.58%
2017	0.95%	to	1.80%	303,612	15.93	to	13.89	4,646,090	1.85%	4.68%	to	3.79%
2016	0.95%	to	2.15%	342,635	15.21	to	12.69	5,019,715	1.87%	3.28%	to	2.03%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	0.95%	to	1.95%	896,353	25.43	to	21.00	21,613,873	0.13%	9.30%	to	8.19%
2019	0.95%	to	1.95%	1,036,701	23.27	to	19.41	22,935,619	2.10%	16.63%	to	15.45%
2018	0.95%	to	1.95%	1,195,423	19.95	to	16.81	22,738,121	1.80%	-6.58%	to	-7.53%
2017	0.95%	to	1.95%	1,287,294	21.35	to	18.18	26,340,702	1.71%	11.86%	to	10.73%
2016	0.95%	to	1.95%	1,474,336	19.09	to	16.42	27,047,874	1.79%	6.13%	to	5.06%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2020	1.10%	to	1.20%	3,731	12.92	to	12.83	48,196	3.66%	4.85%	to	4.74%
2019	0.95%	to	1.20%	7,174	12.43	to	12.25	88,673	5.58%	13.65%	to	13.36%
2018	0.95%	to	1.20%	8,102	10.94	to	10.81	88,155	5.85%	-3.93%	to	-4.17%
2017	0.95%	to	1.20%	8,434	11.38	to	11.28	95,625	4.17%	5.75%	to	5.48%
2016	0.95%	to	1.35%	17,297	10.76	to	10.65	185,152	6.29%	13.07%	to	12.62%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2020	0.95%	to	1.50%	6,802	45.15	to	40.71	298,778	1.14%	12.04%	to	11.42%
2019	0.95%	to	1.50%	7,923	40.29	to	36.54	311,708	1.21%	24.46%	to	23.77%
2018	0.95%	to	1.50%	10,984	32.38	to	29.52	347,450	1.27%	-12.23%	to	-12.72%
2017	0.95%	to	1.50%	12,050	36.89	to	33.82	434,051	1.10%	14.68%	to	14.05%
2016	0.95%	to	1.50%	13,234	32.17	to	29.66	415,535	1.23%	19.15%	to	18.49%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
2020	0.95%	to	1.60%	57,280	41.45	to	36.66	2,292,366	0.94%	11.76%	to	11.03%
2019	0.95%	to	1.60%	73,472	37.09	to	33.02	2,643,922	1.10%	24.22%	to	23.41%
2018	0.95%	to	2.00%	81,656	29.86	to	25.00	2,362,470	1.08%	-12.41%	to	-13.35%
2017	0.95%	to	2.00%	89,393	34.09	to	28.85	2,953,742	0.89%	14.48%	to	13.27%
2016	0.95%	to	2.15%	98,586	29.78	to	24.90	2,846,545	1.13%	18.88%	to	17.44%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2020	0.95%	to	1.20%	3,107	31.48	to	30.56	97,065	1.06%	0.43%	to	0.18%
2019	0.95%	to	1.20%	4,380	31.34	to	30.51	136,504	2.57%	25.48%	to	25.16%
2018	0.95%	to	1.20%	4,662	24.98	to	24.37	115,756	1.25%	-10.34%	to	-10.56%
2017	0.95%	to	1.20%	4,825	27.86	to	27.25	133,642	1.44%	7.41%	to	7.14%
2016	0.95%	to	1.20%	6,355	25.93	to	25.44	163,769	1.69%	19.07%	to	18.77%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2020	0.95%	to	1.80%	148,364	11.82	to	11.79	1,751,924	1.16%	18.16%	to	17.86%	****
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2020	1.10%	to	1.20%	736	15.11	to	14.91	11,027	2.72%	5.83%	to	5.73%
2019	1.10%	to	1.20%	698	14.27	to	14.10	9,891	3.07%	7.74%	to	7.64%
2018	1.10%	to	1.20%	658	13.25	to	13.10	8,661	3.29%	-1.52%	to	-1.62%
2017	1.10%	to	1.20%	617	13.45	to	13.32	8,254	3.08%	3.25%	to	3.15%
2016	1.10%	to	1.20%	580	13.03	to	12.91	7,520	3.20%	4.19%	to	4.09%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2020	0.95%	to	1.30%	39,753	14.91	to	14.25	586,058	2.46%	5.76%	to	5.38%
2019	0.95%	to	1.60%	37,451	14.10	to	13.05	524,081	3.03%	7.66%	to	6.96%
2018	0.95%	to	1.60%	30,645	13.09	to	12.20	397,865	3.15%	-1.64%	to	-2.29%
2017	0.95%	to	1.55%	27,348	13.31	to	12.55	360,636	1.83%	3.19%	to	2.57%
2016	0.95%	to	1.55%	57,867	12.90	to	12.24	735,814	2.89%	4.01%	to	3.38%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2020	0.95%	to	1.15%	33,536	18.88	to	18.40	617,111	0.99%	10.41%	to	10.19%
2019	0.95%	to	1.65%	34,022	17.10	to	15.74	567,736	2.87%	19.10%	to	18.26%
2018	0.95%	to	1.65%	34,648	14.36	to	13.31	486,065	1.90%	-9.04%	to	-9.68%
2017	0.95%	to	1.65%	40,212	15.78	to	14.74	622,671	1.64%	14.71%	to	13.90%
2016	0.95%	to	1.65%	42,141	13.76	to	12.94	569,888	2.68%	6.30%	to	5.56%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2020	0.95%	to	1.50%	22,367	14.82	to	13.81	325,119	0.25%	6.57%	to	5.98%
2019	1.00%	to	1.50%	17,414	13.82	to	13.03	237,783	2.53%	9.56%	to	9.01%
2018	1.00%	to	1.50%	17,524	12.62	to	11.95	218,617	1.96%	-3.58%	to	-4.07%
2017	1.00%	to	1.50%	21,431	13.08	to	12.46	276,973	1.97%	5.30%	to	4.77%
2016	1.00%	to	1.50%	24,285	12.43	to	11.89	298,838	2.45%	3.57%	to	3.05%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2020	0.95%	to	1.10%	2,448	19.32	to	18.96	46,400	1.21%	11.19%	to	11.03%
2019	0.95%	to	1.10%	7,787	17.38	to	17.07	134,312	2.80%	21.07%	to	20.89%
2018	0.95%	to	1.10%	9,944	14.35	to	14.12	141,646	1.80%	-10.37%	to	-10.50%
2017	0.95%	to	1.60%	11,946	16.01	to	15.03	188,768	1.50%	16.95%	to	16.19%
2016	0.95%	to	1.10%	10,123	13.69	to	13.51	137,606	2.56%	6.57%	to	6.41%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2020	0.95%	to	1.60%	20,021	16.55	to	15.22	315,854	0.57%	8.02%	to	7.31%
2019	0.95%	to	1.60%	21,099	15.32	to	14.19	309,215	2.69%	13.22%	to	12.47%
2018	0.95%	to	1.60%	20,747	13.53	to	12.61	268,909	1.93%	-5.67%	to	-6.30%
2017	0.95%	to	1.60%	26,695	14.34	to	13.46	368,477	1.55%	8.84%	to	8.13%
2016	0.95%	to	1.60%	37,587	13.18	to	12.45	481,553	1.63%	4.99%	to	4.31%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2020	0.95%	to	1.30%	113,982	18.13	to	17.34	2,018,396	0.83%	9.64%	to	9.25%
2019	0.95%	to	1.30%	124,506	16.54	to	15.87	2,015,802	2.76%	17.02%	to	16.61%
2018	0.95%	to	1.30%	129,286	14.13	to	13.61	1,792,367	2.13%	-7.97%	to	-8.30%
2017	0.95%	to	1.30%	120,868	15.36	to	14.84	1,823,466	1.76%	12.89%	to	12.49%
2016	0.95%	to	1.40%	130,521	13.61	to	13.08	1,747,835	2.60%	5.73%	to	5.25%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2020	0.95%	to	1.20%	3,811	19.72	to	19.10	75,136	1.07%	11.49%	to	11.21%
2019	0.95%	to	1.20%	4,219	17.69	to	17.18	74,382	0.27%	22.78%	to	22.47%
2018	0.95%	to	1.20%	81,335	14.41	to	14.02	1,147,961	1.87%	-11.60%	to	-11.82%
2017	0.95%	to	1.20%	81,260	16.30	to	15.90	1,299,872	1.27%	18.66%	to	18.37%
2016	0.95%	to	1.20%	84,394	13.73	to	13.44	1,139,909	2.37%	7.34%	to	7.07%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2020	0.95%	to	1.60%	36,498	17.25	to	15.87	620,025	0.67%	8.64%	to	7.93%
2019	0.95%	to	1.60%	35,899	15.88	to	14.70	561,470	2.64%	15.08%	to	14.32%
2018	0.95%	to	1.60%	37,909	13.80	to	12.86	515,793	2.06%	-7.13%	to	-7.74%
2017	0.95%	to	1.60%	46,620	14.85	to	13.94	683,580	1.82%	10.99%	to	10.26%
2016	0.95%	to	1.60%	51,320	13.38	to	12.64	679,433	2.42%	5.10%	to	4.42%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2020	0.95%	to	1.85%	36,046	21.20	to	19.06	751,485	0.13%	8.37%	to	7.38%
2019	0.95%	to	1.85%	37,987	19.56	to	17.75	731,732	2.21%	14.25%	to	13.21%
2018	0.95%	to	1.85%	42,093	17.12	to	15.68	710,515	1.95%	-5.76%	to	-6.62%
2017	0.95%	to	1.85%	42,664	18.17	to	16.79	765,017	1.75%	10.08%	to	9.08%
2016	0.95%	to	1.85%	44,527	16.50	to	15.39	726,545	1.92%	5.30%	to	4.34%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2020	0.95%	to	1.55%	1,741	26.34	to	24.54	45,186	0.18%	10.56%	to	9.89%
2019	0.95%	to	1.55%	1,859	23.83	to	22.33	43,656	2.10%	18.80%	to	18.08%
2018	0.95%	to	1.55%	1,951	20.06	to	18.91	38,612	1.72%	-7.36%	to	-7.93%
2017	0.95%	to	1.55%	1,959	21.65	to	20.54	41,929	1.77%	13.72%	to	13.03%
2016	0.95%	to	1.75%	2,639	19.04	to	17.89	49,446	1.95%	6.72%	to	5.86%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2020	0.95%	to	1.45%	5,864	11.67	to	10.94	67,449	0.90%	6.66%	to	6.12%
2019	0.95%	to	1.45%	7,114	10.94	to	10.31	76,326	2.49%	17.78%	to	17.19%
2018	0.95%	to	1.45%	6,928	9.29	to	8.80	63,207	1.70%	-15.62%	to	-16.04%
2017	0.95%	to	1.55%	8,801	11.01	to	10.38	95,186	1.41%	25.87%	to	25.11%
2016	0.95%	to	1.55%	16,711	8.74	to	8.30	144,624	1.59%	-0.32%	to	-0.92%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
2020	0.95%	to	1.30%	23,937	16.24	to	15.53	383,600	2.66%	8.00%	to	7.62%
2019	0.95%	to	1.30%	23,665	15.03	to	14.43	351,326	3.09%	8.55%	to	8.17%
2018	0.95%	to	1.40%	19,473	13.85	to	13.19	267,196	2.18%	-2.39%	to	-2.84%
2017	0.95%	to	1.55%	25,924	14.19	to	13.38	364,315	2.07%	2.78%	to	2.16%
2016	0.95%	to	1.55%	43,208	13.80	to	13.10	586,593	2.85%	2.36%	to	1.74%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
2020	1.10%	to	1.55%	1,455	20.87	to	19.70	29,610	0.00%	49.10%	to	48.42%
2018	1.30%			463	10.43			4,828	1.15%	-17.76%
2017	1.10%	to	1.30%	1,899	12.93	to	12.68	24,439	1.10%	24.16%	to	23.91%
2016	1.10%			1,436	10.41			14,955	1.11%	-3.54%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2020	1.10%			2,034	11.75			23,910	0.00%	17.55%			****
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2020	0.95%	to	1.55%	24,099	11.76	to	11.74	283,322	0.00%	17.59%	to	17.44%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2020	0.95%	to	1.30%	988	31.26	to	29.89	30,856	0.00%	28.68%	to	28.23%
2019	0.95%	to	1.30%	3,012	24.29	to	23.31	72,369	5.05%	28.98%	to	28.53%
2018	0.95%	to	1.30%	1,215	18.83	to	18.13	22,443	0.05%	-4.27%	to	-4.61%
2017	0.95%	to	1.30%	1,450	19.67	to	19.01	28,033	0.09%	28.65%	to	28.20%
2016	0.95%	to	1.15%	2,290	15.29	to	15.03	34,599	0.44%	1.02%	to	0.82%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)
2020	0.95%	to	1.55%	4,959	38.58	to	35.72	189,130	0.00%	58.97%	to	58.01%
2019	0.95%	to	1.25%	3,444	24.27	to	23.42	83,185	0.00%	35.54%	to	35.13%
2018	0.95%	to	1.25%	3,047	17.90	to	17.33	54,284	0.00%	-7.94%	to	-8.22%
2017	0.95%	to	1.35%	3,568	19.45	to	18.70	68,771	0.00%	26.31%	to	25.81%
2016	0.95%	to	1.35%	2,995	15.40	to	14.86	45,714	0.00%	5.05%	to	4.63%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2020	0.95%	to	1.60%	9,180	23.31	to	21.45	210,850	2.06%	-2.08%	to	-2.73%
2019	0.95%	to	1.60%	9,754	23.81	to	22.05	229,207	2.35%	22.67%	to	21.86%
2018	0.95%	to	1.60%	9,196	19.41	to	18.09	176,285	0.94%	-13.98%	to	-14.55%
2017	0.95%	to	1.60%	14,880	22.56	to	21.17	332,203	1.10%	12.76%	to	12.02%
2016	0.95%	to	1.60%	16,845	20.01	to	18.90	334,563	2.09%	16.48%	to	15.72%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
2020	0.95%			2,908	24.58			71,468	0.29%	12.32%
2019	0.95%	to	1.00%	4,615	21.88	to	21.75	100,802	0.57%	26.87%	to	26.81%
2018	0.95%	to	1.00%	4,722	17.25	to	17.15	81,311	0.43%	-5.91%	to	-5.96%
2017	0.95%	to	1.60%	5,068	18.33	to	17.20	91,117	0.55%	23.58%	to	22.77%
2016	0.95%	to	1.00%	4,304	14.83	to	14.77	63,780	0.60%	12.47%	to	12.41%
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)
2020	1.10%			447	25.34			11,328	0.82%	12.11%
2019	1.10%			447	22.60			10,104	0.84%	24.62%
2018	1.10%			447	18.14			8,107	0.66%	-6.83%
2017	1.10%			447	19.47			8,702	0.35%	17.32%
2016	1.10%			952	16.59			15,798	0.83%	8.90%
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)
2020	1.00%			717	25.39			18,208	0.79%	12.20%
2019	1.00%			717	22.63			16,227	0.76%	24.79%
2018	1.00%			717	18.14			13,004	0.58%	-6.82%
2017	1.00%	to	1.10%	740	19.46	to	19.28	14,399	0.54%	17.18%	to	17.07%
2016	1.00%	to	1.10%	785	16.61	to	16.47	13,030	0.76%	9.01%	to	8.90%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2020	0.95%	to	1.50%	1,072,347	49.14	to	46.05	50,135,991	1.30%	17.77%	to	17.11%
2019	0.95%	to	1.50%	1,237,304	41.72	to	39.32	49,320,287	1.68%	36.31%	to	35.55%
2018	0.95%	to	1.50%	1,396,169	30.61	to	29.01	41,005,484	0.75%	-2.22%	to	-2.76%
2017	0.95%	to	1.50%	1,608,600	31.30	to	29.83	48,526,687	0.47%	26.11%	to	25.41%
2016	0.95%	to	1.50%	1,845,013	24.82	to	23.79	44,318,916	0.72%	2.65%	to	2.08%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2020	0.95%	to	1.95%	875,237	47.70	to	42.37	41,229,609	1.09%	17.40%	to	16.22%
2019	0.95%	to	1.95%	964,507	40.63	to	36.46	38,720,102	1.49%	36.03%	to	34.66%
2018	0.95%	to	1.95%	1,050,445	29.87	to	27.08	31,035,289	0.50%	-2.48%	to	-3.47%
2017	0.95%	to	1.95%	1,194,445	30.63	to	28.05	36,226,942	0.23%	25.86%	to	24.60%
2016	0.95%	to	2.15%	1,355,624	24.33	to	22.16	32,702,586	0.49%	2.35%	to	1.11%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2020	0.95%	to	1.80%	57,693	17.36	to	15.56	990,417	1.28%	-6.59%	to	-7.40%
2019	0.95%	to	1.80%	62,749	18.58	to	16.81	1,154,455	1.45%	29.21%	to	28.10%
2018	0.95%	to	1.80%	69,287	14.38	to	13.12	987,514	1.78%	-4.97%	to	-5.79%
2017	0.95%	to	1.80%	60,727	15.14	to	13.93	907,402	1.77%	5.14%	to	4.24%
2016	0.95%	to	1.80%	75,338	14.40	to	13.36	1,070,614	1.68%	6.16%	to	5.25%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2020	0.95%	to	1.30%	4,549	11.42	to	10.92	50,915	1.18%	1.86%	to	1.50%
2019	0.95%	to	1.20%	5,891	11.21	to	10.88	65,379	1.89%	3.10%	to	2.84%
2018	0.95%	to	1.20%	8,788	10.87	to	10.58	94,657	2.30%	-0.14%	to	-0.40%
2017	0.95%	to	1.55%	10,499	10.89	to	10.27	113,412	2.48%	0.62%	to	0.01%
2016	0.95%	to	1.55%	8,109	10.82	to	10.27	87,131	1.37%	1.52%	to	0.91%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2020	0.95%			150	17.04			2,556	1.66%	4.18%
2019	0.95%	to	1.10%	419	16.35	to	16.09	6,784	2.45%	11.42%	to	11.25%
2017	1.10%			319	17.35			5,534	2.03%	21.37%
2016	1.10%			337	14.29			4,817	1.72%	0.01%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2020	0.95%	to	1.70%	971,451	10.21	to	8.85	9,714,020	0.24%	-0.71%	to	-1.46%
2019	0.95%	to	1.70%	1,087,782	10.29	to	8.98	10,972,823	1.76%	0.81%	to	0.05%
2018	0.95%	to	1.80%	1,146,182	10.20	to	8.82	11,502,531	1.38%	0.42%	to	-0.44%
2017	0.95%	to	1.80%	1,252,955	10.16	to	8.86	12,523,746	0.42%	-0.53%	to	-1.38%
2016	0.95%	to	1.80%	1,270,668	10.21	to	8.98	12,767,988	0.01%	-0.94%	to	-1.79%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2020	0.95%	to	1.10%	6,821	44.67	to	43.43	302,073	0.02%	21.52%	to	21.34%
2019	0.95%	to	1.10%	7,301	36.75	to	35.79	265,935	0.07%	24.45%	to	24.27%
2018	0.95%	to	1.10%	7,723	29.53	to	28.80	226,026	0.01%	-13.47%	to	-13.60%
2017	0.95%	to	1.50%	8,191	34.13	to	31.30	276,643	0.00%	12.41%	to	11.79%
2016	0.95%	to	1.50%	10,874	30.36	to	27.99	325,636	0.33%	21.67%	to	20.99%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2020	0.95%	to	1.95%	22,444	43.82	to	36.18	952,791	0.02%	21.19%	to	19.97%
2019	0.95%	to	1.95%	31,316	36.16	to	30.16	1,087,725	0.00%	24.16%	to	22.91%
2018	0.95%	to	1.95%	34,848	29.12	to	24.54	976,422	0.00%	-13.67%	to	-14.54%
2017	0.95%	to	1.95%	37,911	33.73	to	28.71	1,233,213	0.00%	12.13%	to	11.00%
2016	0.95%	to	1.95%	40,899	30.08	to	25.87	1,189,260	0.10%	21.38%	to	20.16%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2020	0.95%	to	1.85%	15,674	37.07	to	31.20	562,090	0.00%	39.18%	to	37.92%
2019	0.95%	to	1.85%	16,509	26.63	to	22.62	426,309	0.00%	34.09%	to	32.87%
2018	0.95%	to	1.85%	16,900	19.86	to	17.03	325,948	0.00%	-9.09%	to	-9.92%
2017	0.95%	to	1.65%	19,277	21.85	to	19.52	407,934	0.00%	23.47%	to	22.35%
2016	0.95%	to	2.15%	33,559	17.70	to	14.76	567,694	0.00%	7.03%	to	5.74%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2020	0.95%	to	1.10%	1,941	33.47	to	32.54	63,527	0.08%	4.15%	to	4.00%
2019	0.95%	to	1.10%	1,791	32.13	to	31.29	56,379	1.11%	17.87%	to	17.69%
2018	0.95%	to	1.10%	1,708	27.26	to	26.59	45,692	0.70%	-17.75%	to	-17.87%
2017	0.95%	to	1.10%	2,474	33.14	to	32.37	80,426	0.50%	8.03%	to	7.87%
2016	0.95%	to	1.10%	2,719	30.68	to	30.01	81,906	0.64%	24.74%	to	24.55%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2020	0.95%	to	1.75%	27,842	29.73	to	25.55	790,802	0.00%	3.95%	to	3.11%
2019	0.95%	to	1.75%	31,099	28.60	to	24.78	851,935	0.87%	17.56%	to	16.61%
2018	0.95%	to	1.80%	33,509	24.33	to	21.07	784,352	0.45%	-17.91%	to	-18.62%
2017	0.95%	to	1.80%	36,027	29.64	to	25.90	1,028,842	0.28%	7.72%	to	6.80%
2016	0.95%	to	1.80%	40,192	27.51	to	24.25	1,063,262	0.44%	24.42%	to	23.36%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2020	0.95%	to	1.30%	1,145	26.68	to	25.33	29,780	0.60%	9.01%	to	8.62%
2019	0.95%	to	1.30%	2,706	24.47	to	23.32	64,791	1.55%	27.80%	to	27.35%
2018	0.95%	to	1.30%	1,699	19.15	to	18.31	31,830	0.79%	-1.23%	to	-1.58%
2017	0.95%	to	1.40%	2,049	19.39	to	18.39	38,809	0.70%	19.11%	to	18.57%
2016	0.95%	to	1.65%	2,815	16.28	to	15.09	44,695	0.97%	10.10%	to	9.33%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2020	0.95%	to	1.25%	3,753	37.27	to	35.43	138,163	0.54%	18.43%	to	18.07%
2019	0.95%	to	1.25%	5,488	31.47	to	30.01	171,342	0.38%	24.69%	to	24.31%
2018	0.95%	to	1.40%	6,709	25.24	to	23.61	167,912	0.49%	-6.63%	to	-7.05%
2017	0.95%	to	1.40%	6,782	27.03	to	25.40	181,898	0.42%	17.31%	to	16.78%
2016	0.95%	to	1.40%	9,212	23.04	to	21.75	211,100	0.65%	8.82%	to	8.33%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2020	1.15%			31	12.79			396	4.80%	5.35%
2019	1.15%	to	1.55%	2,939	12.14	to	11.86	34,916	4.37%	13.33%	to	12.88%
2018	1.15%	to	1.55%	2,941	10.71	to	10.51	30,937	3.97%	-5.93%	to	-6.31%
2017	1.00%	to	1.55%	3,930	11.45	to	11.21	44,330	4.98%	8.69%	to	8.08%
2016	1.00%	to	1.55%	4,426	10.53	to	10.38	46,138	5.56%	12.08%	to	11.46%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2020	0.95%	to	1.25%	5,498	13.77	to	13.29	74,158	5.47%	9.61%	to	9.28%
2019	0.95%	to	1.40%	7,290	12.56	to	11.97	89,232	1.90%	5.90%	to	5.42%
2018	0.95%	to	1.40%	7,341	11.86	to	11.35	85,046	4.09%	-4.99%	to	-5.42%
2017	0.95%	to	1.40%	11,966	12.49	to	12.00	147,394	1.50%	9.69%	to	9.19%
2016	0.95%	to	1.40%	14,640	11.39	to	10.99	164,817	1.13%	1.93%	to	1.47%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2020	0.95%	to	1.50%	57,105	12.30	to	11.52	696,150	1.11%	1.91%	to	1.35%
2019	0.95%	to	1.50%	61,822	12.06	to	11.37	739,914	2.67%	2.94%	to	2.36%
2018	0.95%	to	1.50%	61,409	11.72	to	11.11	713,695	1.81%	-0.72%	to	-1.27%
2017	0.95%	to	1.50%	61,320	11.81	to	11.25	718,268	1.25%	0.29%	to	-0.26%
2016	0.95%	to	1.50%	83,141	11.77	to	11.28	967,359	1.39%	0.35%	to	-0.21%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2020	0.95%	to	1.30%	6,692	13.85	to	13.67	91,927	1.70%	4.80%	to	4.43%
2019	0.95%	to	1.30%	7,629	13.22	to	13.09	100,244	2.75%	29.17%	to	28.71%
2018	0.95%	to	1.45%	16,674	10.23	to	10.15	170,045	0.58%	-9.36%	to	-9.82%
2017	0.95%	to	1.30%	11,235	11.29	to	11.26	126,696	0.00%	12.91%	to	12.64%	****
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2020	0.95%	to	1.55%	18,950	25.34	to	24.67	476,302	0.04%	37.39%	to	36.56%
2019	0.95%	to	1.55%	17,560	18.45	to	18.06	321,804	0.14%	35.44%	to	34.62%
2018	0.95%	to	1.55%	20,043	13.62	to	13.42	271,745	0.00%	1.40%	to	0.78%
2017	0.95%	to	1.55%	27,747	13.43	to	13.31	371,378	0.10%	29.66%	to	28.88%
2016	0.95%	to	1.55%	61,879	10.36	to	10.33	640,191	0.00%	3.58%	to	3.29%	****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2020	0.95%	to	1.35%	2,087	20.71	to	19.21	41,700	1.61%	11.03%	to	10.58%
2019	0.95%	to	1.35%	2,124	18.65	to	17.37	38,311	1.36%	23.96%	to	23.46%
2018	0.95%	to	1.35%	2,195	15.05	to	14.07	32,028	1.38%	-19.89%	to	-20.21%
2017	0.95%	to	1.35%	2,364	18.78	to	17.64	43,164	2.69%	25.38%	to	24.88%
2016	0.95%	to	1.35%	6,096	14.98	to	14.12	89,214	3.35%	-3.38%	to	-3.77%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)
2020	0.95%	to	1.35%	1,132	29.93	to	27.76	33,013	1.07%	2.98%	to	2.56%
2019	0.95%	to	1.35%	1,138	29.06	to	27.07	32,232	0.65%	23.06%	to	22.56%
2018	0.95%	to	1.35%	1,125	23.62	to	22.08	25,913	0.41%	-20.69%	to	-21.01%
2017	0.95%	to	1.35%	1,306	29.78	to	27.96	37,923	0.71%	6.85%	to	6.42%
2016	0.95%	to	1.35%	1,511	27.87	to	26.27	41,247	1.38%	26.29%	to	25.78%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2020	0.95%	to	1.10%	703	7.26	to	7.17	5,092	0.99%	17.98%	to	17.80%
2019	0.95%	to	1.40%	6,091	6.16	to	5.95	36,561	0.00%	10.81%	to	10.30%
2018	0.95%	to	1.40%	6,310	5.56	to	5.39	34,309	0.00%	-28.96%	to	-29.29%
2017	0.95%	to	1.40%	21,602	7.82	to	7.62	167,605	0.00%	-2.63%	to	-3.07%
2016	0.95%	to	1.40%	23,189	8.03	to	7.86	185,017	0.39%	42.35%	to	41.70%
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
2020	1.10%			30,536	6.96			212,470	0.88%	17.52%
2019	0.95%	to	1.10%	6,391	5.99	to	5.92	37,913	0.00%	10.49%	to	10.32%
2018	0.95%	to	1.10%	6,755	5.42	to	5.37	36,377	0.00%	-29.11%	to	-29.21%
2017	0.95%	to	1.10%	41,674	7.65	to	7.58	318,404	0.00%	-2.90%	to	-3.05%
2016	0.95%	to	1.30%	44,073	7.88	to	7.75	346,781	0.26%	42.05%	to	41.55%
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2020	0.95%	to	1.20%	1,042	59.69	to	57.96	61,974	0.00%	56.29%	to	55.89%
2019	0.95%	to	1.30%	2,602	38.19	to	36.78	99,030	0.00%	23.64%	to	23.21%
2018	0.95%	to	1.60%	3,953	30.89	to	28.98	120,054	0.00%	0.34%	to	-0.32%
2017	0.95%	to	1.60%	3,630	30.78	to	29.08	109,419	0.00%	24.67%	to	23.85%
2016	0.95%	to	1.60%	4,561	24.69	to	23.48	111,183	0.00%	6.73%	to	6.03%
*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2020

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

We have audited the accompanying financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

March 19, 2021

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2020	2019

Admitted assets
Invested assets
Bonds	$37,207	$35,124
Stocks	2,835	2,622
Mortgage loans, net of allowance	7,783	7,655
Policy loans	888	903
Derivative assets	51	94
Cash, cash equivalents and short-term investments	461	556
Securities lending collateral assets	101	132
Other invested assets	955	958
Total invested assets	$50,281	$48,044
Accrued investment income	692	573
Deferred federal income tax assets, net	642	601
Federal income tax receivable	11	108
Other assets	184	152
Separate account assets	114,407	105,655
Total admitted assets	$166,217	$155,133

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$41,002	$39,139
Policyholders dividend accumulation	430	452
Short-term debt	3	203
Asset valuation reserve	466	479
Payable for securities	177	113
Derivative liabilities	87	23
Securities lending payable	101	132
Other liabilities	1,929	1,682
Accrued transfers from separate accounts	(1,490)	(1,567)
Separate account liabilities	114,407	105,655
Total liabilities	$157,112	$146,311

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	1,998	1,998
Unassigned surplus	6,003	5,720
Total capital and surplus	$9,105	$8,822
Total liabilities, capital and surplus	$166,217	$155,133

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2020	2019	2018

Revenues
Premiums and annuity considerations	$10,637	$10,168	$9,829
Net investment income	2,107	1,974	1,927
Amortization of interest maintenance reserve	-	(2)	(1)
Other revenues	2,372	2,312	2,240
Total revenues	$15,116	$14,452	$13,995

Benefits and expenses
Benefits to policyholders and beneficiaries	$15,013	$14,782	$13,961
Increase in reserves for future policy benefits and claims	1,627	1,501	736
Net transfers from separate accounts	(3,544)	(3,747)	(2,468)
Commissions	646	674	670
Dividends to policyholders	36	38	40
Reserve adjustment on reinsurance assumed	(172)	(246)	(352)
Other expenses	444	417	398
Total benefits and expenses	$14,050	$13,419	$12,985

Income before federal income tax expense and net realized capital losses on investments	$1,066	$1,033	$1,010
Federal income tax expense (benefit)	4	(73)	64

Income before net realized capital losses on investments	$1,062	$1,106	$946
Net realized capital (losses) on investments, net of federal income tax (benefit) expense of $(26), $7 and $8 in 2020, 2019 and 2018, respectively, and excluding $(4), $0 and $(1) of net realized capital (losses) transferred to the interest maintenance reserve in 2020, 2019 and 2018, respectively	(575)	(477)	(235)
Net income	$487	$629	$711

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2017	$4	$700	$963	$4,282	$5,949

Net income	-	-	-	711	711
Change in asset valuation reserve	-	-	-	(12)	(12)
Change in deferred income taxes	-	-	-	72	72
Change in net unrealized capital gains and losses, net of tax expense of $88	-	-	-	(304)	(304)
Change in nonadmitted assets	-	-	-	(6)	(6)
Capital contribution from Nationwide
Financial Services, Inc.	-	-	435	-	435
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of ($3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2020	2019	2018

Cash flows from operating activities:
Premiums collected, net of reinsurance	$10,648	$10,184	$9,812
Net investment income	2,034	1,825	2,041
Other revenue	2,664	2,708	2,329
Policy benefits and claims paid	(14,886)	(14,778)	(13,947)
Commissions, operating expenses and taxes, other than federal income tax paid	(885)	(847)	(710)
Net transfers from separate accounts	3,620	3,805	2,606
Policyholders’ dividends paid	(38)	(40)	(45)
Federal income taxes recovered	121	87	74
Net cash provided by operating activities	$3,278	$2,944	$2,160

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,404	$3,547	$3,366
Stocks	37	58	1
Mortgage loans	640	910	580
Derivative assets	-	4	560
Other assets	905	381	190
Total investment proceeds	$4,986	$4,900	$4,697
Cost of investments acquired:
Bonds	$(5,527)	$(6,327)	$(4,499)
Stocks	(517)	(454)	(608)
Mortgage loans	(769)	(800)	(762)
Derivative assets	(580)	(687)	-
Other assets	(837)	(340)	(610)
Total investments acquired	$(8,230)	$(8,608)	$(6,479)
Net decrease in policy loans	15	2	36
Net cash used in investing activities	$(3,229)	$(3,706)	$(1,746)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$-	$400	$-
Capital contribution from Nationwide Financial Services, Inc.	-	600	435
Net change in deposits on deposit-type contract funds and other insurance liabilities	160	(714)	228
Net change in short-term debt	(200)	(162)	365
Derivative liabilities	65	2	(135)
Other cash (used) provided	(169)	93	(172)
Net cash (used in) provided by financing activities and miscellaneous	$(144)	$219	$721

Net (decrease) increase in cash, cash equivalents and short-term investments	$(95)	$(543)	$1,135
Cash, cash equivalents and short-term investments at beginning of year	556	1,099	(36)
Cash, cash equivalents and short-term investments at end of year	$461	$556	$1,099
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$799	$592	$573
Intercompany transfer of securities	$-	$6	$108
Intercompany transfer of mortgages	$-	$-	$155

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC completed the transition away from utilizing the exclusive agent model in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2020 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor, LLC (“NIA”). NLAIC primarily offers fixed indexed annuity contracts and individual annuity contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial captive insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2020 and 2019, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s subsidiary, Eagle, applies a prescribed practice which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLAIC using separate alternative reserving bases from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to NLIC guaranteed risks decreased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $711 million and $411 million as of December 31, 2020 and 2019, respectively. The prescribed practice related to NLAIC guaranteed risks, increased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $523 million and $226 million as of December 31, 2020 and 2019, respectively.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value. This permitted practice increased NLAIC’s valuation of this subsidiary, included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus, by $67 million as of December 31, 2020 and 2019.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31, 2020	As of December 31, 2019

Capital and Surplus
Statutory Capital and Surplus			OH	$9,105	$8,822
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	52	3	OH	711	411
Subsidiary valuation - Eagle: NLAIC risks ceded	52	3	OH	(523)	(226)
State Permitted Practice:
Subsidiary valuation - Olentangy	20	3	VT	(67)	(67)
Statutory Capital and Surplus, NAIC SAP				$9,226	$8,940

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of 2019, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and, effective December 31, 2020, amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value. As of December 31, 2019, short-term investments also included amounts on deposit with NCMC.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company has sold $2.3 billion, $2.2 billion and $2.0 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2020, 2019 and 2018, respectively. The Company has guaranteed after-tax benefits to the third-party investors through periods ending in 2037. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.4 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus.

Unamortized goodwill totaled $100 million and $116 million as of December 31, 2020 and 2019, respectively. All unamortized goodwill as of December 31, 2020 and 2019, is related to the acquisition of JNF, which represents 55% and 69%, respectively, of JNF’s gross SCA value. All goodwill was admitted as of December 31, 2020 and 2019. Amortization of goodwill totaled $16 million for the years ended December 31, 2020, 2019 and 2018. No goodwill was impaired during these periods.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2020 and 2019, and 50% of the number of life insurance policies in force in 2020 and 2019. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2020 and 2019.

Accounting Changes and Corrections of Errors

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020 the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregate approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

Recently Adopted Accounting Standard

In December 2020, the Company adopted revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments (“SSAP No. 2R”). The adopted revisions require internal cash pooling arrangements to meet certain criteria to be considered qualified cash pools, with investments in qualifying pools reported as cash equivalents on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s cash pool meets the criteria to be considered a qualified cash pool under SSAP No. 2R. The internal cash pooling arrangement with NCMC was historically classified as short-term investments, resulting in a change in classification to cash equivalents.

COVID-19

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) a pandemic. The COVID-19 pandemic conditions create financial market volatility and uncertainty regarding whether and when certain customer behaviors will return to historical patterns, including sales of new and retention of existing policies, life insurance mortality and credit allowance exposure. Although impacting certain sales and revenues, none of the aforementioned items have had a material impact on the overall financial condition of the Company. The extent to which the COVID-19 pandemic may impact the Company’s ongoing operations and financial condition will depend on future developments that are evolving and uncertain.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Subsequent Events

The Company evaluated subsequent events through March 19, 2021, the date the statutory financial statements were issued.

The Department is in the process of implementing Ohio Administrative Code 3901-1-67, Alternative Derivative and Reserve Accounting Practices (“the Rule”). Once adopted and implemented, the Rule will constitute a prescribed practice as contemplated by the NAIC SAP. The prescribed practice is to allow Ohio-domiciled insurance companies to utilize certain alternative derivative and reserve accounting practices for eligible derivative instruments and indexed products, respectively, in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Effective March 15, 2021, the Department allows Ohio-domiciled insurance companies the option to immediately utilize the alternative derivative and reserve accounting practices contemplated by the Rule. The Company plans to adopt the prescribed practice allowed under the Rule effective January 1, 2021. The Company continues to evaluate the impact of the adoption.

On March 9, 2021, the Company’s Board of Directors declared an ordinary dividend of up to $550 million payable to NFS on or around March 24, 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$190	$162	$-	$352	0%
At book value less current surrender charge of 5% or more	219	-	-	219	0%
At fair value	-	-	65,990	65,990	92%
Total with market value adjustment or at fair value	$409	$162	$65,990	$66,561	92%
At book value without adjustment (minimal or no charge or adjustment)	3,480	-	8	3,488	5%
Not subject to discretionary withdrawal	1,755	-	62	1,817	3%
Total, gross	$5,644	$162	$66,060	$71,866	100%
Less: Reinsurance ceded	(112)	-	-	(112)
Total, net	$5,532	$162	$66,060	$71,754
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$67	$-	$-	$67

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$19	$181	$29	$229	0%
At book value less current surrender charge of 5% or more	270	-	-	270	1%
At fair value	-	-	61,535	61,535	91%
Total with market value adjustment or at fair value	$289	$181	$61,564	$62,034	92%
At book value without adjustment (minimal or no charge or adjustment)	3,587	-	11	3,598	5%
Not subject to discretionary withdrawal	1,761	-	56	1,817	3%
Total, gross	$5,637	$181	$61,631	$67,449	100%
Less: Reinsurance ceded	(104)	-	-	(104)
Total, net	$5,533	$181	$61,631	$67,345
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$128	$-	$-	$128

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$17,393	$2,483	$-	$19,876	43%
At book value less current surrender charge of 5% or more	3	-	-	3	0%
At fair value	-	-	19,670	19,670	43%
Total with market value adjustment or at fair value	$17,396	$2,483	$19,670	$39,549	86%
At book value without adjustment (minimal or no charge or adjustment)	6,000	-	-	6,000	13%
Not subject to discretionary withdrawal	591	-	3	594	1%
Total, gross	$23,987	$2,483	$19,673	$46,143	100%
Less: Reinsurance ceded	(58)	-	-	(58)
Total, net	$23,929	$2,483	$19,673	$46,085
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$3	$-	$-	$3

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$16,485	$2,166	$-	$18,651	44%
At book value less current surrender charge of 5% or more	1	-	-	1	0%
At fair value	-	-	18,284	18,284	43%
Total with market value adjustment or at fair value	$16,486	$2,166	$18,284	$36,936	87%
At book value without adjustment (minimal or no charge or adjustment)	5,354	-	-	5,354	12%
Not subject to discretionary withdrawal	584	2	-	586	1%
Total, gross	$22,424	$2,168	$18,284	$42,876	100%
Less: Reinsurance ceded	(60)	-	-	(60)
Total, net	$22,364	$2,168	$18,284	$42,816
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$1	$-	$-	$1

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	12	-	12	0%
Total with market value adjustment or at fair value	$14	$-	$14	0%
At book value without adjustment (minimal or no charge or adjustment)	728	3	731	22%
Not subject to discretionary withdrawal	2,540	13	2,553	78%
Total, gross	$3,282	$16	$3,298	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,282	$16	$3,298

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$3	$-	$3	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$16	$-	$16	0%
At book value without adjustment (minimal or no charge or adjustment)	775	4	779	25%
Not subject to discretionary withdrawal	2,331	12	2,343	75%
Total, gross	$3,122	$16	$3,138	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,122	$16	$3,138

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$29,445	$27,880
Supplemental contracts with life contingencies, net	16	17
Deposit-type contracts	3,282	3,122
Subtotal	$32,743	$31,019
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$88,378	$82,264
Other contract deposit funds	16	16
Subtotal	$88,394	$82,280
Total annuity actuarial reserves and deposit fund liabilities, net	$121,137	$113,299

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed[1]
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2020
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,585	2,600	2,764	-	-	-
Universal life with secondary guarantees	360	288	720	-	-	-
Indexed universal life with secondary guarantees	179	130	191	-	-	-
Other permanent cash value life insurance	-	1,300	2,607	-	-	-
Variable life	1,887	1,965	2,060	24,591	24,581	24,582
Miscellaneous reserves	-	-	-	-	-	9
Subtotal	$5,011	$6,294	$8,353	$24,591	$24,581	$24,591
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	275	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	13	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	30	-	-	-
Total, gross	$5,011	$6,294	$8,730	$24,591	$24,581	$24,591
Less: reinsurance ceded	(10)	(10)	(240)	-	-	-
Total, net	$5,001	$6,284	$8,490	$24,591	$24,581	$24,591
1

In 2020, the classification of certain group life insurance policies was changed from separate accounts with guarantees to separate accounts nonguaranteed as a result of a change in the reserve valuation basis, as described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,549	2,561	2,728	-	-	-
Universal life with secondary guarantees	335	265	613	-	-	-
Indexed universal life with secondary guarantees	140	99	146	-	-	-
Other permanent cash value life insurance	-	1,328	2,676	-	-	-
Variable life	1,903	1,992	2,080	21,853	21,840	19,596
Subtotal	$4,927	$6,256	$8,254	$21,853	$21,840	$19,596
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	299	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	12	-	-	-
Disability - disabled lives	-	-	57	-	-	-
Miscellaneous reserves	-	-	36	-	-	-
Total, gross	$4,927	$6,256	$8,659	$21,853	$21,840	$19,596
Less: reinsurance ceded	(10)	(10)	(272)	-	-	-
Total, net	$4,917	$6,246	$8,387	$21,853	$21,840	$19,596

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Life Insurance, net	$8,400	$8,292
Accidental death benefits, net	1	1
Disability - active lives, net	12	10
Disability - disabled lives, net	51	52
Miscellaneous reserves, net	26	32
Subtotal	$8,490	$8,387
Separate accounts annual statement:
Life insurance[1]	$24,884	$22,138
Miscellaneous reserves	9	5
Subtotal	$24,893	$22,143
Total life actuarial reserves, net	$33,383	$30,530
1

In 2020, life insurance account value, cash value and reserve includes separate accounts with guarantees of $302 million for universal life. In 2019, life insurance account value, cash value and reserve includes separate accounts with guarantees of $297 million and $2.2 billion for universal life and variable life, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2020:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
Meridian Management Group, LLC	22-3713596	Not Exclusive	Accident & health	U / P / B	$42
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	26
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	41
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	7
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P /U	90
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	14
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	75
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	75
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	19
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	28
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	70
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	9
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	1
Total Direct Premiums Written and Produced					$497
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2020		December 31, 2019
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$71,875	$-	$67,222	$-
Group annuities	17,550	-	16,187	-
Life insurance	24,982	-	22,246	-
Total	$114,407	$-	$105,655	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2020	$26	$631
2019	$58	$612
2018	$18	$594
2017	$13	$559
2016	$36	$507

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2020
Premiums, considerations or deposits	$-	$417	$-	$5,392	$5,809
Reserves
For accounts with assets at:
Fair value	$-	$2,480	$166	$110,340	$112,986
Amortized cost	-	302	-	-	302
Total reserves	$-	$2,782	$166	$110,340	$113,288
By withdrawal characteristics:
With market value adjustment	$-	$2,480	$166	$-	$2,646
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	110,252	110,252
At book value without market value adjustment and with current surrender charge less than 5%	-	302	-	11	313
Subtotal	$-	$2,782	$166	$110,263	$113,211
Not subject to discretionary withdrawal	-	-	-	77	77
Total reserves[1]	$-	$2,782	$166	$110,340	$113,288
1

The total reserves balance does not equal the liabilities related to separate accounts of $114.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.1 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$135	$-	$6,007	$6,142
Reserves
For accounts with assets at:
Fair value	$-	$2,202	$146	$99,612	$101,960
Amortized cost	-	2,463	-	-	2,463
Total reserves	$-	$4,665	$146	$99,612	$104,423
By withdrawal characteristics:
With market value adjustment	$-	$2,202	$146	$29	$2,377
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	99,499	99,499
At book value without market value adjustment and with current surrender charge less than 5%	-	2,463	-	13	2,476
Subtotal	$-	$4,665	$146	$99,541	$104,352
Not subject to discretionary withdrawal	-	-	-	71	71
Total reserves[1]	$-	$4,665	$146	$99,612	$104,423

1

The total reserves balance does not equal the liabilities related to separate accounts of $105.7 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

		December 31,
(in millions)	2020	2019	2018
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$5,809	$6,142	$6,392
Transfers from separate accounts	(8,921)	(9,470)	(8,461)
Net transfers from separate accounts	$(3,112)	$(3,328)	$(2,069)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(337)	(321)	(303)
Fees not included in general account transfers	(67)	(68)	(58)
Other miscellaneous adjustments not included in the general account balance	(28)	(30)	(38)
Transfers as reported in the statutory statements of operations	$(3,544)	$(3,747)	$(2,468)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2020
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	370	59	-	429
Political subdivisions	343	71	-	414
Special revenues	2,763	564	-	3,327
Industrial and miscellaneous	26,583	3,656	46	30,193
Loan-backed and structured securities	7,141	336	37	7,440
Total bonds	$37,207	$4,686	$83	$41,810
Common stocks unaffiliated	$142	$-	$-	$142
Preferred stocks unaffiliated	97	12	-	109
Total unaffiliated stocks[1]	$239	$12	$-	$251
Total bonds and unaffiliated stocks[1]	$37,446	$4,698	$83	$42,061

December 31, 2019
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	398	42	1	439
Political subdivisions	344	52	1	395
Special revenues	2,702	370	5	3,067
Industrial and miscellaneous	26,240	2,012	65	28,187
Loan-backed and structured securities	5,433	238	31	5,640
Total bonds	$35,124	$2,714	$103	$37,735
Common stocks unaffiliated	$181	$-	$-	$181
Preferred stocks unaffiliated	55	4	-	59
Total unaffiliated stocks[1]	$236	$4	$-	$240
Total bonds and unaffiliated stocks[1]	$35,360	$2,718	$103	$37,975

1

Excludes affiliated common stocks with a carrying value of $2.6 billion and $2.4 billion as of December 31, 2020 and 2019, respectively. Affiliated common stocks includes investment in NLAIC and JNF of $2.4 billion and $180 million as of December 31, 2020, respectively, and $2.2 billion and $169 million as of December 31, 2019, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2020. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,314	$1,331
Due after one year through five years	7,925	8,441
Due after five years through ten years	9,450	10,557
Due after ten years	11,377	14,041
Total bonds excluding loan-backed and structured securities	$30,066	$34,370
Loan-backed and structured securities	7,141	7,440
Total bonds	$37,207	$41,810

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2020
Bonds:
States, territories and possessions	$1	$-	$-	$-	$1	$-
Special revenues	14	-	-	-	14	-
Industrial and miscellaneous	636	27	408	38	1,044	65
Loan-backed and structured securities	1,454	15	870	23	2,324	38
Total bonds	$2,105	$42	$1,278	$61	$3,383	$103
Common stocks unaffiliated	21	4	-	-	21	4
Preferred stocks unaffiliated	9	-	-	-	9	-
Total bonds and stocks	$2,135	$46	$1,278	$61	$3,413	$107

December 31, 2019
Bonds:
States, territories and possessions	$23	$1	$-	$-	$23	$1
Political subdivisions	65	1	-	-	65	1
Special revenues	397	5	-	-	397	5
Industrial and miscellaneous	852	9	911	103	1,763	112
Loan-backed and structured securities	704	6	1,124	28	1,828	34
Total bonds	$2,041	$22	$2,035	$131	$4,076	$153
Common stocks unaffiliated	32	-	16	1	48	1
Preferred stocks unaffiliated	1	-	-	-	1	-
Total bonds and stocks	$2,074	$22	$2,051	$132	$4,125	$154

As of December 31, 2020, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Amortized cost:
Loans with non-specific reserves	$7,819	$7,675
Loans with specific reserves	12	14
Total amortized cost	$7,831	$7,689
Valuation allowance:
Non-specific reserves	$45	$31
Specific reserves	3	3
Total valuation allowance[1]	$48	$34
Mortgage loans, net of allowance	$7,783	$7,655

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2020, 2019, and 2018 were immaterial.

As of December 31, 2020 and 2019, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2020
Apartment	$2,988	$25	$3,013	$2,993	$20	$3,013
Industrial	1,026	-	1,026	1,005	21	1,026
Office	1,307	-	1,307	1,304	3	1,307
Retail	2,155	27	2,182	2,169	13	2,182
Other	218	-	218	218	-	218
Total[1]	$7,694	$52	$7,746	$7,689	$57	$7,746
Weighted average DSC ratio	2.21	1.52	2.20	2.21	0.91	2.20
Weighted average LTV ratio	57%	98%	57%	57%	65%	57%

December 31, 2019
Apartment	$2,906	$124	$3,030	$3,018	$12	$3,030
Industrial	906	-	906	905	1	906
Office	1,306	-	1,306	1,291	15	1,306
Retail	2,162	9	2,171	2,151	20	2,171
Other	205	-	205	205	-	205
Total[1]	$7,485	$133	$7,618	$7,570	$48	$7,618
Weighted average DSC ratio	2.13	1.19	2.11	2.12	0.90	2.11
Weighted average LTV ratio	54%	95%	54%	54%	72%	54%

1	Excludes $85 million and $71 million of commercial mortgage loans that were under development as of December 31, 2020 and 2019, respectively.

As of December 31, 2020 and 2019, the Company has a diversified mortgage loan portfolio with no more than 24% and 23%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2020 were 4.3% and 1.9%, respectively, and for those originated or acquired during 2019 were 12.0% and 3.1%, respectively. As of December 31, 2020 and 2019, the maximum LTV ratio of any one loan at the time of loan origination was 80% and 82%, respectively. As of December 31, 2020 and 2019, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $244 million and $306 million as of December 31, 2020 and 2019, respectively. The Company held $101 million and $132 million of cash collateral on securities lending as of December 31, 2020 and 2019, respectively. As of December 31, 2020, the carrying value and fair value of reinvested collateral assets was $101 million. As of December 31, 2019, the carrying value and fair value of reinvested collateral assets was $133 million. The fair value of bonds acquired with reinvested collateral assets was $103 million and $134 million as of December 31, 2020 and 2019, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $148 million and $180 million of non-cash collateral on securities lending as of December 31, 2020 and 2019, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Bonds	$1,419	$1,408	$1,378
Mortgage loans	339	353	335
Other invested assets	384	225	228
Policy loans	43	45	54
Other	41	51	41
Gross investment income	$2,226	$2,082	$2,036
Investment expenses	(119)	(108)	(109)
Net investment income	$2,107	$1,974	$1,927

There was no investment income due and accrued that was nonadmitted as of December 31, 2020 and 2019.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2020	2019	2018
Gross gains on sales	$36	$71	$22
Gross losses on sales	(42)	(21)	(16)
Net realized (losses) gains on sales	$(6)	$50	$6
Net realized derivative losses	(521)	(515)	(226)
Other-than-temporary impairments	(78)	(5)	(8)
Total net realized losses on sales	$(605)	$(470)	$(228)
Tax (benefit) expense on net losses	(26)	7	8
Net realized capital losses, net of tax	$(579)	$(477)	$(236)
Less: Realized losses transferred to the IMR	(4)	-	(1)
Net realized capital losses, net of tax and transfers to the IMR	$(575)	$(477)	$(235)

For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively. For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $15 million and $13 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2020 and 2019.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $483 million and $496 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, there were $21 million and $45 million of commitments to purchase private placement bonds and $114 million and $147 million of outstanding commitments to fund mortgage loans, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2020 and 2019, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2020
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	-	-	-	-	-
Cross currency swaps	1,524	(36)	75	(49)	-
Futures	3,342	-	-	-	-
Total	$4,873	$(37)	$75	$(50)	$(1)

December 31, 2019
Interest rate swaps	$7	$(1)	$-	$(1)	$-
Options	202	6	6	-	1
Cross currency swaps	1,537	66	99	(19)	1
Futures	3,153	-	-	-	-
Total	$4,899	$71	$105	$(20)	$2

Of the $75 million and $105 million of fair value of derivative assets as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company received $35 million and $68 million of cash collateral and $22 million and $45 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Of the $50 million and $20 million of fair value of derivative liabilities as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company posted $28 million and $3 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $280 million and $128 million as of December 31, 2020 and 2019, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2020	2019	2018	2020	2019	2018
Interest rate swaps	$-	$-	$(5)	$-	$-	$35
Options	-	3	(313)	(1)	4	244
Cross currency swaps	4	(1)	-	(102)	(13)	65
Futures	(525)	(517)	92	1	(169)	132
Total	$(521)	$(515)	$(226)	$(102)	$(178)	$476

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2020:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$4	$1	$-	$5
Common stocks unaffiliated	53	88	1	-	142
Separate account assets	109,265	2,047	58	2,720	114,090
Assets at fair value	$109,318	$2,139	$60	$2,720	$114,237
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2020:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2019	$6	$1	$6	$87	$100
Net gains (losses):
In operations	(2)	-	-	-	(2)
In surplus	5	-	(1)	(17)	(13)
Purchases	2	-	-	-	2
Sales	(9)	-	(5)	(12)	(26)
Transfers into Level 3	1	-	-	-	1
Transfers out of Level 3	(2)	-	-	-	(2)
Balance as of December 31, 2020	$1	$1	$-	$58	$60
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bonds transfers into and/or out of Level 3 during the year ended December 31, 2020 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2019:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$3	$6	$-	$9
Common stocks unaffiliated	68	112	1	-	181
Derivative assets	-	-	6	-	6
Separate account assets	101,312	1,857	87	2,091	105,347
Assets at fair value	$101,380	$1,972	$100	$2,091	$105,543
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2018	$8	$1	$2	$80	$91
Net gains (losses):
In operations	-	-	3	-	3
In surplus	(4)	-	4	7	7
Purchases	3	-	6	-	9
Sales	(5)	-	(9)	-	(14)
Transfers into Level 3	24	-	-	-	24
Transfers out of Level 3	(20)	-	-	-	(20)
Balance as of December 31, 2019	$6	$1	$6	$87	100

1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2019 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2020
Assets:
Bonds[1]	$1,366	$39,072	$1,367	$41,805	$37,202
Preferred stocks unaffiliated	-	104	5	109	97
Mortgage loans, net of allowance	-	-	7,952	7,952	7,783
Policy loans	-	-	888	888	888
Derivative assets	-	75	-	75	51
Cash, cash equivalents and short-term investments	(90)	551	-	461	461
Securities lending collateral assets	101	-	-	101	101
Separate account assets	7	368	-	375	317
Total assets	$1,384	$40,170	$10,212	$51,766	$46,900
Liabilities:
Investment contracts	$-	$-	$1,249	$1,249	$2,076
Derivative liabilities	-	48	-	48	86
Total liabilities	$-	$48	$1,249	$1,297	$2,162

December 31, 2019
Assets:
Bonds[1]	$1,494	$35,302	$930	$37,726	$35,115
Preferred stocks unaffiliated	-	59	-	59	55
Mortgage loans, net of allowance	-	-	7,856	7,856	7,655
Policy loans	-	-	903	903	903
Derivative assets	-	99	-	99	88
Short-term investments	7	615	-	622	622
Securities lending collateral assets	132	-	-	132	132
Separate account assets	3	334	-	337	308
Total assets	$1,636	$36,409	$9,689	$47,734	$44,878
Liabilities:
Investment contracts²	$-	$-	$953	$953	$1,801
Derivative liabilities	-	19	-	19	22
Total liabilities	$-	$19	$953	$972	$1,823

1	Level 3 is primarily composed of industrial and miscellaneous bonds.
2	Prior period balances updated to conform to current period presentation.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$770	$16	$786
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$770	$16	$786
Less: Deferred tax assets nonadmitted	(41)	-	(41)
Net admitted deferred tax assets	$729	$16	$745
Less: Deferred tax liabilities	(94)	(9)	(103)
Net admitted deferred tax assets	$635	$7	$642

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$730	$44	$774
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$730	$44	$774
Less: Deferred tax assets nonadmitted	(13)	(24)	(37)
Net admitted deferred tax assets	$717	$20	$737
Less: Deferred tax liabilities	(134)	(2)	(136)
Net admitted deferred tax assets	$583	$18	$601

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2020	2019	Change
Adjusted gross deferred tax assets	$786	$774	$12
Total deferred tax liabilities	(103)	(136)	33
Net deferred tax assets	$683	$638	$45
Less: Tax effect of unrealized gains			3
Change in deferred income tax			$42

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$7	$7
Adjusted gross deferred tax assets expected to be realized[1]	633	2	635
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	96	7	103
Admitted deferred tax assets	$729	$16	$745

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$6	$6
Adjusted gross deferred tax assets expected to be realized[1]	583	12	595
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	134	2	136
Admitted deferred tax assets	$717	$20	$737
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2020 and 2019, the threshold limitation for adjusted capital and surplus was $1.3 billion and $1.2 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.4 billion and $8.1 billion as of December 31, 2020 and 2019, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,176% and 1,296% as of December 31, 2020 and 2019, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2020
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	32.64%	0.00%	32.64%

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	35.23%	0.00%	35.23%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2020 and 2019.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2020	2019	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$108	$108	$-
Investments	116	88	28
Deferred acquisition costs	202	201	1
Policyholders’ dividends accumulation	5	5	-
Compensation and benefits accrual	10	10	-
Tax credit carry-forward	316	303	13
Other	13	15	(2)
Subtotal	$770	$730	$40
Nonadmitted	(41)	(13)	(28)
Admitted ordinary deferred tax assets	$729	$717	$12
Capital:
Investments	16	44	(28)
Subtotal	$16	$44	$(28)
Nonadmitted	-	(24)	24
Admitted capital deferred tax assets	$16	$20	$(4)
Admitted deferred tax assets	$745	$737	$8

Deferred tax liabilities
Ordinary:
Investments	$(2)	$(26)	$24
Deferred and uncollected premium	(6)	(6)	-
Future policy benefits and claims	(57)	(58)	1
Deferred acquisition costs	(28)	(43)	15
Other	(1)	(1)	-
Subtotal	$(94)	$(134)	$40
Capital:
Investments	(9)	(2)	(7)
Subtotal	$(9)	$(2)	$(7)
Deferred tax liabilities	$(103)	$(136)	$33
Net deferred tax assets	$642	$601	$41

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Current income tax (benefit) expense	$(22)	$(66)	$73
Change in deferred income tax (without tax on unrealized gains and losses)	(41)	29	(72)
Total income tax (benefit) expense reported	$(63)	$(37)	$1

Income before income and capital gains taxes	$465	$563	$783
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$98	$118	$164
Decrease in actual tax reported resulting from:
Dividends received deduction	(117)	(101)	(99)
Change in tax reserves	16	-	16
Tax credits	(48)	(53)	(51)
Tax (benefit) expense related to the Tax Cuts and Jobs Act[1]	-	-	(26)
Loss carryback rate differential	(10)	-	-
Other	(2)	(1)	(3)
Total income tax (benefit) expense reported	$(63)	$(37)	$1
1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Tax Cuts and Jobs Act.

The Company incurred $6 million in federal income tax expense in 2019 which is available for recoupment in the event of future net losses.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security (CARES) Act was signed into law and includes certain income tax provisions relevant to businesses. The Company is required to recognize the effect on the financial statements in the period the law was enacted. For year ended December 31, 2020, the CARES Act did not have a material impact on the Company’s financial statements.

The CARES Act amended the Tax Cuts and Jobs Act, to accelerate the ability of companies to fully recover AMT credits in 2020 versus 2021. The Company had $159 million of an income tax receivable that was previously AMT credit carryforwards as of December 31, 2019. In 2020, the Company received a refund of $158 million of its AMT credits.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2020:

(in millions)	Amount	Origination	Expiration
Business credits	$5	2011	2031
Business credits	$9	2012	2032
Business credits	$6	2013	2033
Business credits	$39	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Global Holdings, Inc.

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

NWD Investment Management, Inc.

Registered Investment Advisors Services, Inc.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria National Insurance Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2020 and 2019.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2020	2019
$750 million commercial paper program (0.00%)	$-	$200
Accrued interest payable	3	3
Total short-term debt	$3	$203

The Company participates in a commercial paper program with a limit of $750 million. The rating agency guidelines recommend that the Company maintain minimum liquidity backup, which includes cash and liquid assets, as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. The commercial paper will not be redeemed prior to maturity or be subject to voluntary prepayment. Proceeds from the sale of the commercial paper will be used to meet working capital requirements and for general corporate purposes, including the funding of acquisitions.

As of December 31, 2019, the Company had access to borrow up to $300 million from the FHLB to provide financing for operations that expired on March 22, 2020. In March 2020, the Company renewed the agreement with the FHLB until March 19, 2021. The Company had $4.3 billion and $4.0 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2020 and 2019, respectively. In February 2021, the Company terminated this agreement and entered into a new agreement with the FHLB, which expires February 4, 2022, that allows the Company and NLAIC access to collectively borrow up to $1.1 billion in the aggregate, which would be collateralized by pledged securities.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2020 and 2019.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2020 and 2019.

The amount of interest paid on short-term debt was immaterial in 2020, 2019 and 2018.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $30 million in membership stock as of December 31, 2020 and 2019. As part of the agreement, the Company purchased and held an additional $58 million and $53 million in activity stock as of December 31, 2020 and 2019, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $2.1 billion and $1.8 billion as of December 31, 2020 and 2019, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $2.4 billion (1.5% of total admitted assets) as of December 31, 2020 and $2.2 billion (1.4% of total admitted assets) as of December 31, 2019, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2020
12/19/2001	7.50%	$300	$300	$22	$428	$-	12/31/2031
6/27/2002	8.15%	300	300	25	448	-	6/27/2032
12/23/2003	6.75%	100	100	7	112	-	12/23/2033
12/20/2019	4.21%	400	400	17	17	-	12/19/2059
Total		$1,100	$1,100	$71	$1,005	$-

December 31, 2019
12/19/2001	7.50%	$300	$300	$23	$406	$-	12/31/2031
6/27/2002	8.15%	300	300	24	423	-	6/27/2032
12/23/2003	6.75%	100	100	7	105	-	12/23/2033
12/20/2019	4.21%	400	400	-	-	-	12/19/2059
Total		$1,100	$1,100	$54	$934	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has a 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC.

Amounts ceded to Eagle during 2020, 2019 and 2018 included premiums of $627 million, $529 million and $506 million, respectively, benefits and claims, net of third party reinsurance recoveries of $23 million, $17 million, and $14 million respectively, net investment earnings on funds withheld assets of $49 million, $33 million and $20 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $1 million, respectively. As of December 31, 2020 and 2019, the carrying value of the funds withheld assets was $965 million and $795 million, respectively, which consists of bonds and short-term investments that had a carrying value of $856 million and $722 million, respectively, and mortgage loans that had a carrying value of $108 million and $73 million, respectively. As of December 31, 2020 and 2019, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreement was $65 million and $275 million, respectively. Amounts payable to Eagle related to the reinsurance agreement were $402 million and $248 million as of as of December 31, 2020 and December 31, 2019, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $281 million, $279 million and $257 million for the years ended December 31, 2020, 2019 and 2018, respectively, while benefits, claims and expenses ceded were $260 million, $273 million and $237 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2020, 2019 and 2018 and include premiums of $12 million, $14 million and $14 million, respectively, net investment income of $46 million, $49 million and $58 million, respectively, and benefits, change in reserves and other expenses of $171 million, $251 million and $358 million, respectively. The reserve adjustment for 2020, 2019 and 2018 of $(172) million, $(246) million and $(352) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves assumed under this agreement totaled $1.1 billion and $1.2 billion as of December 31, 2020 and 2019, respectively, and amounts payable related to this agreement were $8 million and $0.4 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $37 million and $39 million as of December 31, 2020 and 2019, respectively. Total premiums assumed under this treaty were $8 million, $11 million and $8 million during 2020, 2019 and 2018, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $158 million and $157 million as of December 31, 2020 and 2019, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2020 and 2019 were $420 million and $438 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), SCOR Global Life Americas Reinsurance (“SGLAR”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2020. Total reserve credits taken on these contracts as of December 31, 2020 and 2019 totaled $100 million and $90 million for each year, from SBL, $44 million and $0, respectively, from SGLAR and $36 million and $41 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the Enterprise Cost Sharing Agreement. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC and NSC totaling $281 million, $220 million and $235 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.7 billion, $3.5 billion and $3.4 billion as of December 31, 2020, 2019 and 2018, respectively. Total revenues from these contracts were $122 million, $120 million and $119 million for the years ended December 31, 2020, 2019 and 2018, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $115 million, $112 million and $107 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the Enterprise Cost Sharing Agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC of $13 million, $11 million and $10 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $2 million for the years ended December 31, 2020, 2019 and 2018.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2020, 2019 and 2018, customer allocations to NFG funds totaled $69.2 billion, $66.8 billion and $60.7 billion, respectively. For the years ended December 31, 2020, 2019 and 2018, NFG paid the Company $229 million, $227 million and $227 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $551 million and $616 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020, amounts on deposit with NCMC were comprised of $547 million of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2020, 2019 and 2018 was $69 million, $71 million and $72 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to June 2041. As of December 31, 2020 and 2019, the Company had mortgage loans outstanding of $414 million and $348 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2020 and 2019, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2020 and 2019, there was no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2020, 2019 and 2018 were immaterial.

During 2020, 2019 and 2018, the Company received capital contributions of $0, $600 million and $435 million, respectively, from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

During 2020, 2019 and 2018, the Company paid capital contributions of $500 million, $400 million and $565 million, respectively, to NLAIC.

On February 11, 2020, the Company entered into an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. As of December 31, 2020, no amounts were drawn on the note.

On November 21, 2019, NFS and the Company entered into a promissory note, where the Company borrowed $386 million from NFS at 1-month LIBOR plus 0.785%. This note was fully repaid on December 20, 2019.

During 2018, NLAIC borrowed $340 million from the Company at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. During 2019, NLAIC made payments of principal and interest and, as of March 21, 2019, the promissory notes were repaid in full.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2020 and 2019, the Company made surplus contributions to Eagle. On March 31, 2020 and April 17, 2020, the Company made surplus contributions to Eagle of $555 million and $50 million, respectively. On October 17, 2019, the Company made a surplus contribution to Eagle of $9 million.

During 2020 and 2019 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2021, the Company received a dividend distribution of $292 million from Eagle that was declared on December 31, 2020. The dividend receivable was recorded in accrued investment income on the December 31, 2020 statutory statement of admitted assets, liabilities, capital and surplus. On November 10, 2020 the Company received a total distribution of $267 million from Eagle that was declared on September 30, 2020 and consisted of a return of contributed surplus of $184 million and a dividend of $83 million. On August 10, 2020 the Company received a return of contributed surplus distribution of $421 million from Eagle that was declared on June 30, 2020. On February 10, 2020, the Company received a total distribution of $180 million from Eagle that was declared on December 31, 2019 and consisted of a return of contributed surplus of $9 million and a dividend of $171 million. The return of contributed surplus was recorded in other assets and the dividend receivable was recorded in accrued investment income on the December 31, 2019 statutory statement of admitted assets, liabilities, capital and surplus. On August 9, 2019, the Company received a dividend distribution of $41 million from Eagle that was declared on June 28, 2019. On May 10, 2019, the Company received a total distribution of $212 million from Eagle that was declared on March 26, 2019 and consisted of a return of contributed surplus of $190 million and a dividend of $22 million.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $90 million and $69 million as of December 31, 2020 and 2019, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2020 and 2019 were approximately $8 million and $9 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2020, 2019 and 2018, the Company did not pay any dividends to NFS. The Company’s statutory capital and surplus as of December 31, 2020, was $9.1 billion and statutory net income for 2020 was $487 million. As of January 1, 2021, the Company has the ability to pay dividends to NFS totaling $911 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2020:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$2	$2	$2
	U.S. government and agencies	120	150	120
	Obligations of states and political subdivisions	3,323	3,988	3,323
	Foreign governments	63	71	63
	Public utilities	3,784	4,280	3,790
	All other corporate, mortgage-backed and asset-backed securities	29,876	33,319	29,909
	Total fixed maturity securities	$37,168	$41,810	$37,207
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	30	33	33
	Industrial, miscellaneous and all other	113	109	109
	Nonredeemable preferred stocks	97	109	97
	Total equity securities[1]	$240	$251	$239
	Mortgage loans[2]	7,831		7,783
	Short-term investments	461		461
	Policy loans	888		888
	Other long-term investments[3]	950		950
	Total invested assets	$47,538		$47,528
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.6 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $157 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III    Supplementary Insurance Information

As of December 31, 2020, 2019 and 2018 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861

Total		$41,002			$10,637
2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Retirement Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229

Total		$39,139			$10,168

2018
Life Insurance		$5,087			$410
Annuities		7,934			3,868
Retirement Solutions		19,646			4,095
Corporate Solutions and Other		5,670			1,456

Total		$38,337			$9,829

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135

Total	$2,107	$17,286		$444

2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Retirement Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105

Total	$1,974	$16,957		$417

2018
Life Insurance	$270	$744		$154
Annuities	319	8,203		48
Retirement Solutions	798	5,656		132
Corporate Solutions and Other	540	764		64

Total	$1,927	$15,367		$398

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV     Reinsurance

As of December 31, 2020, 2019 and 2018 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254

2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111

2018
Life insurance in force	$141,650	$(32,380)	$788	$110,058
Premiums:
Life Insurance[1]	$1,985	$(130)	$8	$1,863
Accident and health insurance	289	(373)	85	1
Total	$2,274	$(503)	$93	$1,864
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2020, 2019 and 2018:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2020
Valuation allowances - mortgage loans	$34	$14	$-	$48

2019
Valuation allowances - mortgage loans	$25	$9	$-	$34

2018
Valuation allowances - mortgage loans	$23	$2	$-	$25
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-7:
Report of Independent Registered Public Accounting Firm.
Statements of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2020.
Statements of Operations for the year ended December 31, 2020.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2020 and 2019.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company:
Independent Auditors’ Report.
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2020 and 2019.
Statutory Statements of Operations for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Cash Flow for the years ended December 31, 2020, 2019 and 2018.
Notes to Statutory Financial Statements.
B)	Exhibits
1)	Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with the initial Registration Statement on November 5, 1994 (File No. 033-82174) and hereby incorporated by reference.
2)	Not Applicable
3)	Form of the Marketing Coordination and Administrative Services contracts between the Depositor and the Principal Underwriter – Filed previously with Post-Effective Amendment No. 14 on February 5, 2002 (File No. 033-89560) and hereby incorporated by reference.
4)	The form of the variable annuity contract – Filed previously with Post-Effective No. 2 on October 31, 1997 (File No. 033-89560) and hereby incorporated by reference.
5)	The variable annuity application – Filed previously with Post-Effective Amendment No. 14 on February 5, 2002 (File No. 033-89560) and hereby incorporated by reference.
6)	Depositor's Certificate of Incorporation and By-Laws –
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company – Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company – Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009 – Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

7)	Not Applicable
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
4)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
5)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
6)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
7)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
8)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
9)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
10)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
11)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
12)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
13)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm

14)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
15)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
16)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
17)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
18)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
19)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
20)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
21)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
22)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "nwfpa99h12a.htm"
9)	Opinion of Counsel - Filed previously with Post-Effective No. 24 on April 26, 2007 (File No. 033-89560) under document "opinionofcounsel.htm" and hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable
12)	Not Applicable
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Administrative Officer	Gale V. King
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President - Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker

Senior Vice President - Chief Investment Officer	Joel L. Coleman
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - External Affairs	Steven M. English
Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President - Corporate Solutions	Juan J. Perez
Senior Vice President - Retirement Plan Sales	Scott Ramey
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Nationwide Retirement Institute	Kristi L. Rodriguez
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.

Company	Jurisdiction of Domicile	Brief Description of Business
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 28, 2021, was 2,380 and 2,086 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Assistant Secretary	Heidi Bowman
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215

Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 20, 2021.
Nationwide Variable Account-7
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 20, 2021.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact